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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03153

Russell Investment Company
(Exact name of registrant as specified in charter)
1301 2nd Avenue 18th Floor, Seattle Washington 98101
(Address of principal executive offices) (Zip code)

Mary Beth Albaneze, Secretary and Chief Legal Officer
1301 2nd Avenue
18th Floor
Seattle, Washington 98101
206-505-4846
______________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: 800-787-7354
Date of fiscal year end:           October 31
Date of reporting period:        November 1, 2023 to April 30, 2024

Item 1. Reports to Stockholders

2024 SEMI-ANNUAL REPORT
Russell Investment Company
April 30, 2024
FUND SHARE CLASS
U.S. Equity Funds
Multifactor U.S. Equity Fund A, C, M, R6, S, Y
Equity Income Fund A, C, S, Y
Sustainable Equity Fund A, C, S, Y
U.S. Strategic Equity Fund A, C, M, S, Y
U.S. Small Cap Equity Fund A, C, M, R6, S, Y
International and Global Equity Funds
Multifactor International Equity Fund M, R6, S, Y
International Developed Markets Fund A, C, M, S, Y
Global Equity Fund A, C, M, S, Y
Emerging Markets Fund A, C, M, R6, S, Y
Tax-Managed Equity Funds
Tax-Managed U.S. Large Cap Fund A, C, M, S
Tax-Managed U.S. Mid & Small Cap Fund A, C, M, S
Tax-Managed International Equity Fund A, C, M, S
Tax-Managed Real Assets Fund A, C, M, S
Fixed Income Funds
Opportunistic Credit Fund A, C, M, S, Y
Long Duration Bond Fund (formerly, Multifactor Bond Fund) M, S, Y
Strategic Bond Fund A, C, M, R6, S, Y
Investment Grade Bond Fund A, C, M, R6, S, Y
Short Duration Bond Fund A, C, M, R6, S, Y
Tax Exempt Fixed Income Funds
Tax-Exempt High Yield Bond Fund A, C, M, S
Tax-Exempt Bond Fund A, C, M, S
Alternative Funds
Global Infrastructure Fund A, C, M, S, Y
Global Real Estate Securities Fund A, C, M, R6, S, Y
Specialty Funds
Multi-Strategy Income Fund A, C, M, S, Y
Multi-Asset Growth Strategy Fund A, C, M, S, Y

Russell Investment
Company
Russell Investment Company is a
series investment company with
30 different investment portfolios
referred to as Funds. These
financial statements report on 24
of these Funds.

Page
Multifactor U.S. Equity Fund 3
Equity Income Fund 25
Sustainable Equity Fund 41
U.S. Strategic Equity Fund 63
U.S. Small Cap Equity Fund 83
Multifactor International Equity Fund 111
International Developed Markets Fund 137
Global Equity Fund 161
Emerging Markets Fund 185
Tax-Managed U.S. Large Cap Fund 209
Tax-Managed U.S. Mid & Small Cap Fund 225
Tax-Managed International Equity Fund 247
Tax-Managed Real Assets Fund 273
Opportunistic Credit Fund 293
Long Duration Bond Fund 351
Strategic Bond Fund 367
Investment Grade Bond Fund 419
Short Duration Bond Fund 455
Tax-Exempt High Yield Bond Fund 493
Tax-Exempt Bond Fund 573
Global Infrastructure Fund 661
Global Real Estate Securities Fund 679
Multi-Strategy Income Fund 697
Multi-Asset Growth Strategy Fund 741
Notes to Schedules of Investments 783
Notes to Financial Highlights 785
Notes to Financial Statements 786
Affiliated Brokerage Transactions 817
Basis for Approval of Investment Advisory Contracts 818
Shareholder Requests for Additional Information 819
Adviser, Money Managers and Service Providers 820
Russell Investment Company
Semi-annual Report
April 30, 2024 (Unaudited)
Table of Contents

Russell Investment Company
Copyright © Russell Investments 2024. All rights reserved.
Russell Investments’ ownership is composed of a majority stake held by funds managed by TA Associates
Management, L.P., with a significant minority stake held by funds managed by Reverence Capital Partners,
L.P. Certain of Russell Investments’ employees and Hamilton Lane Advisors, LLC also hold minority, non-
controlling, ownership stakes.
Frank Russell Company is the owner of the Russell trademarks contained in this material and all trademark rights related to the Russell trademarks, which the members of the Russell Investments group of companies are permitted to use under license from Frank Russell Company. The members of the Russell Investments group of companies are not affiliated in any manner with Frank Russell Company or any entity operating under the “FTSE
RUSSELL” brand.
Fund objectives, risks, charges and expenses should be carefully considered before investing.
A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.
Securities distributed through Russell Investments Financial Services, LLC, member FINRA, part of Rus-
sell Investments.
Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current to the most recent month-end performance for Russell Investment Company mutual funds is available by visiting
https://russellinvestments.com/us/fund-center/performance-pricing.

Multifactor U.S. Equity Fund 3
Russell Investment Company
Multifactor U.S. Equity Fund
Shareholder Expense Example — April 30, 2024 (Unaudited)
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2023 to April 30, 2024 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account
values and actual expenses. You may use the information in
this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account
during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and
expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2024 $ 1,204.20 $ 1,020.69
Expenses Paid During Period* $ 4.60 $ 4.22
* Expenses are equal to the Fund's annualized expense ratio of 0.84%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2024 $ 1,199.60 $ 1,016.96
Expenses Paid During Period* $ 8.70 $ 7.97
* Expenses are equal to the Fund's annualized expense ratio of 1.59%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2024 $ 1,206.20 $ 1,022.68
Expenses Paid During Period* $ 2.41 $ 2.21
* Expenses are equal to the Fund's annualized expense ratio of 0.44%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

4 Multifactor U.S. Equity Fund
Russell Investment Company
Multifactor U.S. Equity Fund
Shareholder Expense Example, continued — April 30, 2024 (Unaudited)
Class R6
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2024 $ 1,205.60 $ 1,022.77
Expenses Paid During Period* $ 2.30 $ 2.11
* Expenses are equal to the Fund's annualized expense ratio of 0.42%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2024 $ 1,205.60 $ 1,021.93
Expenses Paid During Period* $ 3.24 $ 2.97
* Expenses are equal to the Fund's annualized expense ratio of 0.59%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2024 $ 1,205.90 $ 1,022.92
Expenses Paid During Period* $ 2.14 $ 1.96
* Expenses are equal to the Fund's annualized expense ratio of 0.39%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

See accompanying notes which are an integral part of the financial statements.
Multifactor U.S. Equity Fund 5
Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 96.6%
Consumer Discretionary - 13.3%
Amazon.com, Inc.(Æ) 78,561 13,748
Amerco, Inc. 2,602 160
AutoNation, Inc.(Æ) 934 151
AutoZone, Inc.(Æ) 165 488
Axon Enterprise, Inc.(Æ) 1,161 364
Bath & Body Works, Inc. 4,162 189
Best Buy Co., Inc. 5,181 382
BJ's Wholesale Club Holdings, Inc.(Æ) 2,094 156
BorgWarner, Inc. 4,356 143
Boyd Gaming Corp. 2,659 142
Brunswick Corp. 1,681 136
Burlington Stores, Inc.(Æ) 775 139
Cable One, Inc. 114 45
Caesars Entertainment, Inc.(Æ) 3,014 108
Capri Holdings, Ltd.(Æ) 3,235 115
CarMax, Inc.(Æ) 2,032 138
Carnival Corp.(Æ) 9,263 137
Charter Communications, Inc. Class A(Æ) 1,794 459
Chipotle Mexican Grill, Inc. Class A(Æ) 339 1,071
Churchill Downs, Inc. 896 116
Columbia Sportswear Co. 1,424 113
Comcast Corp. Class A 57,715 2,200
Costco Wholesale Corp. 3,646 2,636
Coupang, Inc.(Æ) 13,980 315
Crocs, Inc.(Æ) 1,308 163
Curtiss-Wright Corp. 1,169 296
Darden Restaurants, Inc. 704 108
Deckers Outdoor Corp.(Æ) 682 558
Dick's Sporting Goods, Inc. 2,551 513
Dollar General Corp. 516 72
Dollar Tree, Inc.(Æ) 1,028 122
Domino's Pizza, Inc. 555 294
DR Horton, Inc. 6,823 972
DraftKings, Inc. Class A(Æ) 5,415 225
eBay, Inc. 11,056 570
Expedia Group, Inc.(Æ) 1,552 209
FactSet Research Systems, Inc. 898 374
Five Below, Inc.(Æ) 1,155 169
Floor & Decor Holdings, Inc. Class A(Æ) 1,270 140
Ford Motor Co. 54,199 659
Fox Corp. Class A 6,710 208
Gap, Inc. (The) 5,806 119
Garmin, Ltd. 3,789 547
General Motors Co. 18,805 837
Genuine Parts Co. 3,449 542
Grand Canyon Education, Inc.(Æ) 1,336 174
Harley-Davidson, Inc. 3,988 137
Hilton Worldwide Holdings, Inc. 1,863 368
Home Depot, Inc. (The) 6,542 2,186
Hubbell, Inc. Class B 1,233 457
Interpublic Group of Cos., Inc. (The) 6,573 200
Kohl's Corp. 2,808 67
Las Vegas Sands Corp. 1,986 88
Lear Corp. 1,585 199
Leggett & Platt, Inc. 3,991 72
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Lennar Corp. Class A 5,633 854
Liberty Broadband Corp. Class C(Æ) 1,505 75
Liberty Media Corp.(Æ) 3 , 562 86
Liberty Media Corp. Class C(Æ) 1 , 030 38
Lithia Motors, Inc. Class A 517 132
Live Nation Entertainment, Inc.(Æ) 1,710 152
Lowe's Cos., Inc. 1,605 366
Lululemon Athletica, Inc.(Æ) 1,546 557
Macy's, Inc. 6,087 112
Marriott International, Inc. Class A 1,395 329
Marriott Vacations Worldwide Corp. 1,284 123
McDonald's Corp. 3,351 915
MGM Resorts International(Æ) 4,953 195
Netflix, Inc. Class B(Æ) 2,912 1,603
New York Times Co. (The) Class A 5,246 226
News Corp. Class A 6,068 144
Nexstar Media Group, Inc. Class A 950 152
Nike, Inc. Class B 7,132 658
Norton LifeLock Inc. 13,389 270
nVent Electric PLC 3,228 233
NVR, Inc.(Æ) 76 565
Ollie's Bargain Outlet Holdings, Inc.(Æ) 1,828 134
Omnicom Group, Inc. 4,630 430
O'Reilly Automotive, Inc.(Æ) 570 578
Paramount Global Class B 8,551 97
Penske Automotive Group, Inc. 731 112
Polaris, Inc. 1,257 107
PulteGroup, Inc. 6,122 682
PVH Corp. 2,624 285
Ralph Lauren Corp. Class A 960 157
RB Global, Inc. 1,810 130
Ross Stores, Inc. 5,469 709
Royal Caribbean Cruises, Ltd.(Æ) 2,031 284
Sensata Technologies Holding PLC 5,184 199
Service Corp. International 2,385 171
Skechers USA, Inc. Class A(Æ) 4,109 271
Starbucks Corp. 4,770 422
Tapestry, Inc. 5,878 235
Target Corp. 3,571 575
Tesla, Inc.(Æ) 20,864 3,824
Texas Roadhouse, Inc. Class A 1,392 224
Thor Industries, Inc. 1,181 117
TJX Cos., Inc. (The) 9,481 892
TKO Group Holdings, Inc. 1,264 120
Toll Brothers, Inc. 3,139 374
Tractor Supply Co. 1,674 457
Travel + Leisure Co. 2,210 96
TripAdvisor, Inc.(Æ) 4,785 126
Ulta Beauty, Inc.(Æ) 490 198
Valvoline, Inc.(Æ) 2,464 105
Walmart, Inc. 20,841 1,237
Walt Disney Co. (The) 5,551 617
Warner Bros Discovery, Inc.(Æ) 31,805 234
Wayfair, Inc. Class A(Æ) 2,138 107
Williams-Sonoma, Inc. 2,469 708
Wingstop, Inc. 532 205
Wynn Resorts, Ltd. 1,004 92

See accompanying notes which are an integral part of the financial statements.
6 Multifactor U.S. Equity Fund
Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
YETI Holdings, Inc.(Æ) 2,278 81
Yum! Brands, Inc. 1,171 165
58,638
Consumer Staples - 3.9%
Albertsons Cos. LLC / Safeway, Inc. / New
Albertsons, LP / Albertson's LLC Class A 6,560 134
Altria Group, Inc. 8,100 355
Aramark 2,461 78
Archer-Daniels-Midland Co. 10,173 597
Boston Beer Co., Inc. Class A(Æ) 442 123
Brown-Forman Corp. Class B - ADR 3,078 147
Bunge, Ltd. 2,976 303
Campbell Soup Co. 5,475 250
Casey's General Stores, Inc. 1,348 431
Celsius Holdings, Inc.(Æ) 3,312 236
Church & Dwight Co., Inc. 3,757 405
Clorox Co. (The) 1,330 197
Coca-Cola Co. (The) 14,010 865
Colgate-Palmolive Co. 7,173 659
Conagra Brands, Inc. 10,844 334
CVS Health Corp. 13,553 918
Estee Lauder Cos., Inc. (The) Class A 1,212 178
Flowers Foods, Inc. 4,901 122
General Mills, Inc. 9,416 663
Hershey Co. (The) 1,780 345
Hormel Foods Corp. 4,801 171
Ingredion, Inc. 2,664 305
JM Smucker Co. (The) 2,533 291
Kellanova 3,182 184
Kenvue, Inc. 11,394 214
Keurig Dr Pepper, Inc. 3,871 130
Kimberly-Clark Corp. 2,570 351
Kraft Heinz Co. (The) 13,640 527
Kroger Co. (The) 15,193 841
McCormick & Co., Inc. 2,361 180
Molson Coors Beverage Co. Class B 5,259 301
Mondelez International, Inc. Class A 4,219 303
Monster Beverage Corp.(Æ) 10,218 546
PepsiCo, Inc. 7,331 1,290
Performance Food Group Co.(Æ) 2,304 156
Philip Morris International, Inc. 4,046 384
Procter & Gamble Co. (The) 17,357 2,833
Reynolds Consumer Products, Inc. 3,726 107
Sysco Corp. 1,978 147
Tyson Foods, Inc. Class A 2,222 135
US Foods Holding Corp.(Æ) 4,871 245
WK Kellogg Co. 1,062 25
17,006
Energy - 4.4%
Baker Hughes Co. 11,671 381
Chevron Corp. 15,177 2,448
Coterra Energy, Inc. 21,659 593
Devon Energy Corp. 11,112 569
Diamondback Energy, Inc. 3,885 781
Eaton Corp. PLC 2,791 888
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Enphase Energy, Inc.(Æ) 1,681 183
EOG Resources, Inc. 7,847 1,037
EQT Corp. 6,623 265
Exxon Mobil Corp. 34,767 4,112
First Solar, Inc.(Æ) 856 151
Halliburton Co. 14,022 525
Hess Corp. 2,221 350
HF Sinclair Corp. 3,158 171
Kinder Morgan, Inc. 24,312 444
Marathon Oil Corp. 13,856 372
Marathon Petroleum Corp. 5,756 1,046
NOV, Inc. 8,403 155
Occidental Petroleum Corp. 9,062 599
ONEOK, Inc. 5,315 420
Phillips 66 5,542 794
Pioneer Natural Resources Co. 3,136 845
Plug Power, Inc.(Æ)(Ñ) 7,747 18
Range Resources Corp. 7,436 267
Schlumberger NV 3,872 184
Southwestern Energy Co.(Æ) 16,631 124
Targa Resources Corp. 1,340 153
TechnipFMC PLC 5,930 152
Texas Pacific Land Corp. 279 161
Valero Energy Corp. 5,216 834
Williams Cos., Inc. (The) 9,952 382
19,404
Financial Services - 13.6%
Affiliated Managers Group, Inc. 1,040 162
Affirm Holdings, Inc.(Æ) 3,778 120
Aflac, Inc. 10,350 866
Allstate Corp. (The) 2,763 470
Ally Financial, Inc. 4,692 180
American Express Co. 4,245 993
American Financial Group, Inc. 1,920 245
American Homes 4 Rent Class A(ö) 4,498 161
American International Group, Inc. 8,144 613
American Tower Corp.(ö) 809 139
Ameriprise Financial, Inc. 678 279
Aon PLC Class A 652 184
Apollo Global Management, Inc. 2,449 265
Arch Capital Group, Ltd.(Æ) 8,839 827
Ares Management Corp. Class A 946 126
Arthur J Gallagher & Co. 2,497 586
Assurant, Inc. 1,800 314
Assured Guaranty, Ltd. 1,461 112
AvalonBay Communities, Inc.(ö) 959 182
Axis Capital Holdings, Ltd. 2,038 125
Bank of America Corp. 45,561 1,686
Bank of New York Mellon Corp. (The) 13,360 755
Bank OZK 2,969 133
Berkshire Hathaway, Inc. Class B(Æ) 15,211 6,035
BlackRock, Inc. Class A 722 545
Blackstone, Inc. Class A 1,888 220
Brown & Brown, Inc. 7,345 599
Capital One Financial Corp. 4,598 660
Carlyle Group, Inc. (The) 3,871 173

See accompanying notes which are an integral part of the financial statements.
Multifactor U.S. Equity Fund 7
Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Cboe Global Markets, Inc. 2,244 407
Chubb, Ltd. 5,721 1,422
Cincinnati Financial Corp. 4,343 502
Citigroup, Inc. 13,760 844
Citizens Financial Group, Inc. 3,907 133
CME Group, Inc. Class A 2,447 513
Coinbase Global, Inc. Class A(Æ) 2,035 415
Commerce Bancshares, Inc. 2,880 158
Crown Castle, Inc.(ö) 1,687 158
CubeSmart(ö) 3,332 135
Cullen/Frost Bankers, Inc. 570 59
Digital Realty Trust, Inc.(ö) 1,481 206
Discover Financial Services 2,841 360
East West Bancorp, Inc. 2,379 177
EastGroup Properties, Inc.(ö) 625 97
EPR Properties(ö) 2,953 120
Equinix, Inc.(ö) 725 516
Equity LifeStyle Properties, Inc. Class A(ö) 2,899 175
Equity Residential(ö) 2,648 171
Essex Property Trust, Inc.(ö) 677 167
Evercore, Inc. Class A 875 159
Everest Re Group, Ltd. 1,167 428
Fidelity National Financial, Inc. 6,984 346
Fifth Third Bancorp 9,428 344
First American Financial Corp. 2,615 140
First Citizens BancShares, Inc. Class A 243 410
First Industrial Realty Trust, Inc.(ö) 2,309 105
FNB Corp. 8,481 113
Franklin Resources, Inc. 6,694 153
Gaming and Leisure Properties, Inc.(ö) 2,816 120
Globe Life, Inc. 2,493 190
Goldman Sachs Group, Inc. (The) 1,785 762
Hanover Insurance Group, Inc. (The) 899 117
Hartford Financial Services Group, Inc. 7,204 698
Host Hotels & Resorts, Inc.(ö) 13,499 255
Houlihan Lokey, Inc. Class A 1,484 189
Huntington Bancshares, Inc. 12,415 167
Interactive Brokers Group, Inc. Class A 1,592 183
Intercontinental Exchange, Inc. 2,021 260
Invesco, Ltd. 8,886 126
Invitation Homes, Inc.(ö) 5,588 191
Iron Mountain, Inc.(ö) 3,616 280
Janus Henderson Group PLC 3,858 120
Jefferies Financial Group, Inc. 4,032 174
Jones Lang LaSalle, Inc.(Æ) 677 122
JPMorgan Chase & Co. 26,708 5,121
KeyCorp 7,945 115
Kinsale Capital Group, Inc. 429 156
KKR & Co., Inc. Class A 4,749 442
Lincoln National Corp. 5,679 155
Loews Corp. 4,252 320
LPL Financial Holdings, Inc. 1,389 374
M&T Bank Corp. 2,093 302
Markel Group, Inc.(Æ) 210 306
Marsh & McLennan Cos., Inc. 4,226 843
MasterCard, Inc. Class A 6,887 3,107
MetLife, Inc. 6,512 463
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
MGIC Investment Corp. 6,951 141
Mid-America Apartment Communities, Inc.
(ö) 1,198 156
Morgan Stanley 8,459 768
Morningstar, Inc. 560 158
Nasdaq, Inc. 2,871 172
NET Lease Office Properties(ö) 1 —
New Residential Investment Corp.(ö) 10,404 116
New York Community Bancorp, Inc. 10,894 29
NNN REIT, Inc.(ö) 2,921 118
Northern Trust Corp. 1,928 159
NU Holdings, Ltd. Class A(Æ) 27,105 294
Old Republic International Corp. 9,249 276
OneMain Holdings, Inc. 2,166 113
Pinnacle Financial Partners, Inc. 1,658 127
PNC Financial Services Group, Inc. (The) 4,230 648
Primerica, Inc. 1,163 246
Principal Financial Group, Inc. 3,264 258
Progressive Corp. (The) 5,591 1,164
Prologis, LP(ö) 1,965 201
Prosperity Bancshares, Inc. 1,736 108
Prudential Financial, Inc. 2,501 276
Public Storage(ö) 711 184
Raymond James Financial, Inc. 2,641 322
Realty Income Corp.(ö) 2,890 155
Regions Financial Corp. 8,529 164
Reinsurance Group of America, Inc. Class A 1,128 211
RenaissanceRe Holdings, Ltd. 761 167
Rexford Industrial Realty, Inc.(ö) 3,150 135
RLI Corp. 826 117
Ryan Specialty Holdings, Inc. Class A 2,578 127
SEI Investments Co. 2,431 160
Simon Property Group, Inc.(ö) 1,497 210
State Street Corp. 4,125 299
Stifel Financial Corp. 2,356 188
Synchrony Financial 5,685 250
T Rowe Price Group, Inc. 3,554 389
Tradeweb Markets, Inc. Class A 2,563 261
Travelers Cos., Inc. (The) 3,559 755
Truist Financial Corp. 10,099 379
Unum Group 4,137 210
US Bancorp 12,875 523
VICI Properties, Inc.(ö) 19,062 544
Visa, Inc. Class A 14,395 3,867
Voya Financial, Inc. 1,947 133
Webster Financial Corp. 3,523 154
Welltower, Inc.(ö) 3,764 359
Western Alliance Bancorp 1,882 107
Western Union Co. (The) 14,174 191
White Mountains Insurance Group, Ltd. 88 156
Willis Towers Watson PLC 816 205
Wintrust Financial Corp. 1,435 139
WP Carey, Inc.(ö) 1,744 96
WR Berkley Corp. 7,126 549
XP, Inc. Class A 6,822 140
59,720

See accompanying notes which are an integral part of the financial statements.
8 Multifactor U.S. Equity Fund
Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Health Care - 10.2%
10X Genomics, Inc. Class A(Æ) 1,581 46
Abbott Laboratories 8,500 901
AbbVie, Inc. 11,872 1,931
ABIOMED, Inc.(Š) 505 —
Agilent Technologies, Inc. 3,057 419
Align Technology, Inc.(Æ) 1,190 336
Alnylam Pharmaceuticals, Inc.(Æ) 590 85
Amgen, Inc. 3,359 920
Apellis Pharmaceuticals, Inc.(Æ) 1,668 74
Baxter International, Inc. 8,031 324
Becton Dickinson & Co. 1,129 265
Biogen, Inc.(Æ) 857 184
BioMarin Pharmaceutical, Inc.(Æ) 1,902 154
Boston Scientific Corp.(Æ) 12,731 915
Bristol-Myers Squibb Co. 19,558 859
Bruker Corp. 1,849 144
Cardinal Health, Inc. 4,080 420
Cencora, Inc. Class A 2,223 531
Centene Corp.(Æ) 10,382 759
Chemed Corp. 327 186
Cigna Group (The) 3,695 1,319
Cooper Cos, Inc. (The)(Æ) 4,228 377
Danaher Corp. 1,736 428
DaVita HealthCare Partners, Inc.(Æ) 1,341 186
DexCom, Inc.(Æ) 1,645 210
Doximity, Inc. Class A(Æ) 3,621 88
Edwards Lifesciences Corp.(Æ) 3,486 295
Elevance Health, Inc. 4,084 2,159
Eli Lilly & Co. 7,446 5,816
Encompass Health Corp. 2,149 179
Exact Sciences Corp.(Æ) 2,535 150
Exelixis, Inc.(Æ) 6,865 161
Gilead Sciences, Inc. 8,515 555
Globus Medical, Inc. Class A(Æ) 1,561 78
HCA Healthcare, Inc. 1,572 487
Henry Schein, Inc.(Æ) 3,867 268
Hologic, Inc.(Æ) 2,993 227
Humana, Inc. 2,175 657
Icon PLC(Æ) 1,263 376
IDEXX Laboratories, Inc.(Æ) 1,331 656
Incyte Corp.(Æ) 2,603 136
Inspire Medical Systems, Inc.(Æ) 701 169
Insulet Corp.(Æ) 764 131
Intuitive Surgical, Inc.(Æ) 2,153 798
IQVIA, Inc.(Æ) 695 161
Jazz Pharmaceuticals PLC(Æ) 1,492 165
Johnson & Johnson 18,305 2,647
Laboratory Corp. of America Holdings 1,140 230
McKesson Corp. 1,161 624
Medpace Holdings, Inc.(Æ) 369 143
Medtronic PLC 3,558 286
Merck & Co., Inc. 18,281 2,362
Molina Healthcare, Inc.(Æ) 1,346 460
Natera, Inc.(Æ) 1,758 163
Neurocrine Biosciences, Inc.(Æ) 1,742 240
Penumbra, Inc.(Æ) 693 136
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Pfizer, Inc. 35,709 915
Qiagen NV(Æ) 2,793 118
Quest Diagnostics, Inc. 2,005 277
QuidelOrtho Corp.(Æ) 1,061 43
Regeneron Pharmaceuticals, Inc.(Æ) 821 731
ResMed, Inc. 2,315 495
Revvity, Inc. 1,022 105
Royalty Pharma PLC Class A 4,157 115
ShockWave Medical, Inc.(Æ) 501 165
STERIS PLC 1,031 211
Stryker Corp. 2,210 744
Teleflex, Inc. 353 74
Tenet Healthcare Corp.(Æ) 1,366 153
Thermo Fisher Scientific, Inc. 1,069 608
United Therapeutics Corp.(Æ) 1,710 401
UnitedHealth Group, Inc. 8,298 4,014
Universal Health Services, Inc. Class B 1,430 244
Veeva Systems, Inc. Class A(Æ) 2,092 415
Vertex Pharmaceuticals, Inc.(Æ) 2,174 854
Viatris, Inc. 20,153 233
Waters Corp.(Æ) 456 141
West Pharmaceutical Services, Inc. 1,250 447
Zimmer Biomet Holdings, Inc. 1,340 161
Zoetis, Inc. Class A 3,062 488
45,128
Materials and Processing - 5.3%
Acuity Brands, Inc. 1,525 379
Advanced Drainage Systems, Inc. 1,253 197
Air Products & Chemicals, Inc. 860 203
Albemarle Corp. 2,095 252
Amcor PLC 24,976 223
AptarGroup, Inc. 1,817 262
Armstrong World Industries, Inc. 1,302 150
Axalta Coating Systems, Ltd.(Æ) 3,368 106
Berry Plastics Group, Inc. 3,115 176
Builders FirstSource, Inc.(Æ) 4,470 817
Carrier Global Corp. 6,896 424
Celanese Corp. Class A 2,324 357
CF Industries Holdings, Inc. 5,237 414
Cleveland-Cliffs, Inc.(Æ) 11,506 194
Copart, Inc.(Æ) 15,898 863
Core & Main, Inc. Class A(Æ) 3,303 187
Crown Holdings, Inc. 1,276 105
Darling Ingredients, Inc.(Æ) 3,004 127
Dow, Inc. 10,529 599
DuPont de Nemours, Inc. 4,595 333
Eagle Materials, Inc. 722 181
Eastman Chemical Co. 3,017 285
Ecolab, Inc. 3,231 731
Element Solutions, Inc. 6,819 158
Fastenal Co. 9,237 628
Ferguson PLC 2,779 583
FMC Corp. 2,508 148
Fortune Brands Innovations, Inc. 3,055 223
General Electric Co. 4,759 770
Graphic Packaging Holding Co. 8,332 215

See accompanying notes which are an integral part of the financial statements.
Multifactor U.S. Equity Fund 9
Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Huntsman Corp. 5,619 134
International Flavors & Fragrances, Inc. 1,489 126
International Paper Co. 6,832 239
ITT, Inc. 2,131 276
Johnson Controls International PLC 9,804 638
Lennox International, Inc. 415 192
Linde PLC 2,019 890
LKQ Corp. 5,787 250
Louisiana-Pacific Corp. 1,791 131
LyondellBasell Industries Class A 5,597 560
Martin Marietta Materials, Inc. 900 528
Masco Corp. 4,777 327
MDU Resources Group, Inc. 8,090 200
Mohawk Industries, Inc.(Æ) 1,194 138
Mosaic Co. (The) 7,149 224
NewMarket Corp. 220 116
Nucor Corp. 5,022 846
Olin Corp. 2,482 130
Owens Corning 3,643 613
Packaging Corp. of America 2,984 516
Pool Corp. 497 180
PPG Industries, Inc. 3,419 441
Reliance Steel & Aluminum Co. 1,793 511
RPM International, Inc. 4,054 433
Sealed Air Corp. 2,698 85
Sherwin-Williams Co. (The) 2,121 635
Silgan Holdings, Inc. 1,496 70
SiteOne Landscape Supply, Inc.(Æ) 890 140
Sonoco Products Co. 2,989 168
Southern Copper Corp. 1,625 190
Steel Dynamics, Inc. 4,252 553
Timken Co. (The) 1,875 167
Trane Technologies PLC 2,610 828
Trex Co., Inc.(Æ) 2,909 258
United States Steel Corp. 8,936 326
Vulcan Materials Co. 1,364 351
Watsco, Inc. 848 380
Westlake Chemical Corp. 1,119 165
Westrock Co. 4,791 230
23,475
Producer Durables - 8.6%
AECOM 2,357 218
AGCO Corp. 2,193 250
Alaska Air Group, Inc.(Æ) 2,680 115
Allison Transmission Holdings, Inc. Class A 1,889 139
American Airlines Group, Inc.(Æ) 22,601 305
Ametek, Inc. 2,573 449
Amphenol Corp. Class A 7,311 883
AO Smith Corp. 4,213 349
Aptiv PLC(Æ) 4,307 306
Automatic Data Processing, Inc. 1,274 308
Avery Dennison Corp. 1,283 279
Block, Inc. Class A(Æ) 2,703 197
Boeing Co. (The)(Æ) 785 132
Booz Allen Hamilton Holding Corp. Class A 1,620 239
BWX Technologies, Inc. 1,651 158
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Caterpillar, Inc. 2,582 864
CH Robinson Worldwide, Inc. 2,405 171
Cintas Corp. 1,215 800
Clean Harbors, Inc.(Æ) 605 115
CNH Industrial NV 12,563 143
Corpay, Inc.(Æ) 702 212
CoStar Group, Inc.(Æ) 1,699 156
Crane Co. 1,350 189
CSX Corp. 6,959 231
Cummins, Inc. 2,545 719
Deere & Co. 1,039 407
Delta Air Lines, Inc. 13,055 654
Donaldson Co., Inc. 3,080 222
Dover Corp. 2,113 379
EMCOR Group, Inc. 1,256 449
Emerson Electric Co. 3,574 385
Expeditors International of Washington, Inc. 2,971 331
FedEx Corp. 4,840 1,267
Flowserve Corp. 2,897 137
Fortive Corp. 2,382 179
FTI Consulting, Inc.(Æ) 1,039 222
Gartner, Inc.(Æ) 521 215
GE Vernova, Inc.(Æ) 1,588 244
General Dynamics Corp. 1,569 450
Gentex Corp. 7,029 241
Global Payments, Inc. 2,274 279
Graco, Inc. 3,531 283
H&R Block, Inc. 2,423 114
Heico Corp. 1,135 235
Honeywell International, Inc. 1,799 347
Howmet Aerospace, Inc. 5,313 355
Huntington Ingalls Industries, Inc. 1,315 364
IDEX Corp. 987 218
Illinois Tool Works, Inc. 1,743 425
Ingersoll Rand, Inc. 3,064 286
Jacobs Solutions, Inc. 1,892 272
JB Hunt Transport Services, Inc. 1,458 237
Keysight Technologies, Inc.(Æ) 2,226 329
Knight-Swift Transportation Holdings, Inc. 3,245 150
L3Harris Technologies, Inc. 1,762 377
Lamb Weston Holdings, Inc. 1,525 127
Landstar System, Inc. 943 164
Lincoln Electric Holdings, Inc. 1,681 369
Littelfuse, Inc. 572 132
ManpowerGroup, Inc. 1,782 134
MarketAxess Holdings, Inc. 417 83
Mettler-Toledo International, Inc.(Æ) 130 160
Middleby Corp.(Æ) 1,011 141
Moody's Corp. 1,038 384
MSA Safety, Inc. 679 123
MSC Industrial Direct Co., Inc. Class A 2,020 184
Murphy USA, Inc. 479 198
Nordson Corp. 1,181 305
Norfolk Southern Corp. 764 176
Northrop Grumman Corp. 479 232
Old Dominion Freight Line, Inc. 3,423 622
Oshkosh Corp. 1,844 207

See accompanying notes which are an integral part of the financial statements.
10 Multifactor U.S. Equity Fund
Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Otis Worldwide Corp. 3,562 325
PACCAR Financial Corp. 11,783 1,250
Parker-Hannifin Corp. 1,057 576
Paychex, Inc. 5,114 608
Paylocity Holding Corp.(Æ) 727 113
PayPal Holdings, Inc.(Æ) 7,887 536
Pentair PLC 2,389 189
Quanta Services, Inc. 1,406 364
RBC Bearings, Inc.(Æ) 407 100
Regal Rexnord Corp. 1,252 202
Republic Services, Inc. Class A 2,616 502
Robert Half, Inc. 3,815 264
Rockwell Automation, Inc. 433 117
Rollins, Inc. 7,648 341
Ryder System, Inc. 1,559 190
S&P Global, Inc. 1,718 714
Saia, Inc.(Æ) 606 240
Snap-on, Inc. 2,178 584
Southwest Airlines Co. 7,960 206
Stanley Black & Decker, Inc. 2,909 266
Teledyne Technologies, Inc.(Æ) 499 190
Tetra Tech, Inc. 1,137 221
Textron, Inc. 6,934 587
Toast, Inc. Class A(Æ) 6,948 164
TopBuild Corp.(Æ) 783 317
Toro Co. (The) 2,319 203
Trade Desk, Inc. (The) Class A(Æ) 5,435 450
TransDigm Group, Inc. 391 488
Trimble Navigation, Ltd.(Æ) 1,925 116
Union Pacific Corp. 1,488 353
United Airlines, Inc.(Æ) 8,269 426
United Parcel Service, Inc. Class B 3,983 587
United Rentals, Inc. 1,208 807
Veralto Corp. 2,155 202
Verisk Analytics, Inc. Class A 1,109 242
Vertiv Holdings Co. Class A 3,943 367
Vontier Corp. 6,826 277
Waste Management, Inc. 1,453 302
WESCO International, Inc. 1,268 194
Westinghouse Air Brake Technologies Corp. 2,555 412
WEX, Inc.(Æ) 782 165
WillScot Mobile Mini Holdings Corp.(Æ) 2,760 102
Woodward, Inc. 844 137
WW Grainger, Inc. 827 762
XPO, Inc.(Æ) 1,583 170
Xylem, Inc. 2,693 352
38,001
Technology - 34.2%
Accenture PLC Class A 4,283 1,289
Adobe, Inc.(Æ) 3,132 1,450
Advanced Micro Devices, Inc.(Æ) 8,052 1,275
Airbnb, Inc. Class A(Æ) 3,557 564
Akamai Technologies, Inc.(Æ) 3,580 361
Allegion PLC 1,269 154
Alphabet, Inc. Class A 68,288 11,116
Alphabet, Inc. Class C 31,955 5,261
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Amdocs, Ltd. 5,765 484
Analog Devices, Inc. 2,082 418
Ansys, Inc.(Æ) 421 137
Apple, Inc. 134,705 22,944
Applied Materials, Inc. 7,218 1,434
AppLovin Corp. Class A(Æ) 4,474 316
Arista Networks, Inc.(Æ) 3,407 874
Arrow Electronics, Inc.(Æ) 2,173 277
Atlassian Corp. Class A(Æ) 1,671 288
Autodesk, Inc.(Æ) 2,558 544
Avnet, Inc. 4,632 226
Bentley Systems, Inc. Class B 2,353 124
Bill.com Holdings, Inc.(Æ) 1,598 100
Bio Techne Corp. 2,190 138
Booking Holdings, Inc. 274 946
Broadcom, Inc. 3,583 4,659
Broadridge Financial Solutions, Inc. 1,367 264
CACI International, Inc. Class A(Æ) 435 175
Cadence Design Systems, Inc.(Æ) 3,200 882
CDW Corp. 1,796 434
Ceridian HCM Holding, Inc.(Æ) 2,431 149
Ciena Corp.(Æ) 2,705 125
Cirrus Logic, Inc.(Æ) 1,237 110
Cisco Systems, Inc. 70,917 3,332
Cloudflare, Inc. Class A(Æ) 3,887 340
Cognex Corp. 3,787 157
Cognizant Technology Solutions Corp.
Class A 17,424 1,144
Concentrix Corp. 1,748 96
Conduent, Inc. Class A(Æ) 3,052 86
Corning, Inc. 4,345 145
Crane NXT Co. 1,802 110
Crowdstrike Holdings, Inc. Class A(Æ) 2,415 706
Datadog, Inc. Class A(Æ) 3,110 390
DocuSign, Inc.(Æ) 2,625 149
Dolby Laboratories, Inc. Class A 1,887 147
DoorDash, Inc. Class A(Æ) 4,320 558
DoubleVerify Holdings, Inc.(Æ) 2,734 80
Dropbox, Inc. Class A(Æ) 4,561 106
DXC Technology Co.(Æ) 7,076 138
Dynatrace, Inc.(Æ) 4,217 191
Elastic NV(Æ) 1,028 105
Electronic Arts, Inc. 3,563 452
Entegris, Inc. 1,787 238
EPAM Systems, Inc.(Æ) 1,060 249
F5, Inc.(Æ) 1,456 241
Fair Isaac Corp.(Æ) 225 255
Fiserv, Inc.(Æ) 5,133 784
Five9, Inc.(Æ) 1,943 112
Fortinet, Inc.(Æ) 2,675 169
GCI Liberty, Inc.(Æ)(Š) 7,417 —
Genpact, Ltd. 5,516 170
Gitlab, Inc. Class A(Æ) 1,763 93
GlobalFoundries, Inc.(Æ) 1,706 83
Globant SA(Æ) 1,033 184
GoDaddy, Inc. Class A(Æ) 1,745 214
Guidewire Software, Inc.(Æ) 1,043 115

See accompanying notes which are an integral part of the financial statements.
Multifactor U.S. Equity Fund 11
Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Hewlett Packard Enterprise Co. 31,892 542
HP, Inc. 22,840 642
HubSpot, Inc.(Æ) 641 388
Intel Corp. 24,138 735
International Business Machines Corp. 7,027 1,168
Intuit, Inc. 1,762 1,102
Jabil Circuit, Inc. 3,709 435
Jack Henry & Associates, Inc. 1,389 226
Juniper Networks, Inc. 8,813 307
KLA Corp. 687 474
Kyndryl Holdings, Inc.(Æ) 4,279 84
Lam Research Corp. 949 849
Lattice Semiconductor Corp.(Æ) 3,038 208
Leidos Holdings, Inc. 2,896 406
Manhattan Associates, Inc.(Æ) 1,157 238
Marvell Technology, Inc. 3,117 205
Match Group, Inc.(Æ) 6,169 190
Meta Platforms, Inc. Class A 18,960 8,156
Microchip Technology, Inc. 3,289 303
Micron Technology, Inc. 4,559 515
Microsoft Corp. 68,731 26,759
MongoDB, Inc.(Æ) 725 265
Monolithic Power Systems, Inc. 792 530
Motorola Solutions, Inc. 1,886 640
MSCI, Inc. Class A 750 349
nCino, Inc.(Æ) 3,423 100
NetApp, Inc. 5,578 570
Nutanix, Inc. Class A(Æ) 5,419 329
NVIDIA Corp. 20,854 18,018
Okta, Inc.(Æ) 1,737 162
ON Semiconductor Corp.(Æ) 3,635 255
Oracle Corp. 6,883 783
Palantir Technologies, Inc. Class A(Æ) 25,731 565
Palo Alto Networks, Inc.(Æ) 2,808 817
Paycom Software, Inc. 859 161
Pinterest, Inc. Class A(Æ) 11,738 393
Procore Technologies, Inc.(Æ) 1,843 126
PTC, Inc.(Æ) 2,174 386
Pure Storage, Inc. Class A(Æ) 5,182 261
Qorvo, Inc.(Æ) 1,366 160
QUALCOMM, Inc. 10,401 1,725
Roku, Inc.(Æ) 2,781 160
Roper Technologies, Inc. 1,101 563
Salesforce, Inc. 6,656 1,790
Science Applications International Corp. 1,493 192
ServiceNow, Inc.(Æ) 1,376 954
Skyworks Solutions, Inc. 5,191 553
Smartsheet, Inc. Class A(Æ) 3,071 116
Snowflake, Inc. Class A(Æ) 3,280 509
Spotify Technology SA(Æ) 1,640 460
SS&C Technologies Holdings, Inc. 5,185 321
SYNNEX Corp. 2,330 275
Synopsys, Inc.(Æ) 1,632 866
Take-Two Interactive Software, Inc.(Æ) 1,784 255
Teradata Corp.(Æ) 2,887 107
Teradyne, Inc. 1,894 220
Texas Instruments, Inc. 4,862 858
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Twilio, Inc. Class A(Æ) 2,477 148
Tyler Technologies, Inc.(Æ) 797 368
Uber Technologies, Inc.(Æ) 11,328 751
UiPath, Inc. Class A(Æ) 7,321 139
Universal Display Corp. 1,019 161
VeriSign, Inc.(Æ) 1,110 188
Western Digital Corp.(Æ) 4,062 288
Workday, Inc. Class A(Æ) 2,355 576
Zoom Video Communications, Inc. Class
A(Æ) 4,115 251
Zscaler, Inc.(Æ) 1,065 184
150,637
Utilities - 3.1%
Alliant Energy Corp. 2,196 109
Ameren Corp. 4,176 309
American Electric Power Co., Inc. 6,079 523
American Water Works Co., Inc. 1,310 160
Antero Midstream Corp. 8,999 125
APA Corp. 2,785 88
AT&T, Inc. 56,908 961
Atmos Energy Corp. 2,547 300
Avangrid, Inc. 1,400 51
Cheniere Energy, Inc. 2,167 342
Chesapeake Energy Corp.(Ñ) 2,522 227
CMS Energy Corp. 2,460 149
ConocoPhillips 11,257 1,414
Consolidated Edison, Inc. 5,293 500
Constellation Energy Generation LLC 2,521 469
Dominion Energy, Inc. 1,768 90
DTE Energy Co. 3,058 337
Duke Energy Corp. 1,898 187
Edison International 2,494 177
Entergy Corp. 4,498 480
Essential Utilities, Inc. 2,076 76
Eversource Energy 5,675 344
Exelon Corp. 15,017 564
FirstEnergy Corp. 2,922 112
Hawaiian Electric Industries, Inc. 3,136 31
IDACORP, Inc. 1,323 125
Iridium Communications, Inc. 1,700 52
National Fuel Gas Co. 3,411 181
NextEra Energy, Inc. 2,786 187
NRG Energy, Inc. 2,871 209
Ovintiv, Inc. 4,821 247
Pinnacle West Capital Corp. 2,279 168
PPL Corp. 4,125 113
Public Service Enterprise Group, Inc. 4,001 276
Sempra Energy 7,608 545
Southern Co. (The) 3,115 229
T-Mobile USA, Inc. 3,157 518
UGI Corp. 2,585 66
Verizon Communications, Inc. 33,810 1,335
Vistra Corp. 9,801 743
WEC Energy Group, Inc. 2,324 192

See accompanying notes which are an integral part of the financial statements.
12 Multifactor U.S. Equity Fund
Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Xcel Energy, Inc. 3,448 186
13,497
Total Common Stocks
(cost $207,254) 425,506
Short-Term Investments - 3.3%
U.S. Cash Management Fund(@) 14,621,836
(∞)
14,614
Total Short-Term Investments
(cost $14,615) 14,614
Other Securities - 0.1%
U.S. Cash Collateral Fund(@)(×) 246,750
(∞)
247
Total Other Securities
(cost $247) 247
Total Investments - 100.0%
(identified cost $222,116) 440,367
Other Assets and Liabilities,
Net - 0.0%
203
Net Assets - 100.0%
440,570

See accompanying notes which are an integral part of the financial statements.
Multifactor U.S. Equity Fund 13
Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 47 USD 11,907 06/24 (341)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (341)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Consumer Discretionary $ 58,638 $ — $ —
$ —
$ 58,638 13 .3
Consumer Staples 17,006 — —
—
17,006 3 .9
Energy 19,404 — —
—
19,404 4 .4
Financial Services 59,720 — —
—
59,720 13 .6
Health Care 45,128 — —
—
45,128 10 .2
Materials and Processing 23,475 — —
—
23,475 5 .3
Producer Durables 38,001 — —
—
38,001 8 .6
Technology 150,637 — —
—
150,637 34 .2
Utilities 13,497 — —
—
13,497 3 .1
Short-Term Investments — — — 14,614 14,614 3 .3
Other Securities — — — 247 247 0 .1
Total Investments 425,506 — — 14,861 440,367 100 .0
Other Assets and Liabilities, Net
—
*
100 .0
Other Financial Instruments
Liabilities
Futures Contracts (341) — — — (341) (0 .1)
Total Other Financial Instruments
**
$ (341) $ — $ — $ — $ (341)
*
Less than .05% of net assets.
**
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2024, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of April 30, 2024, if any, were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.
14 Multifactor U.S. Equity Fund
Russell Investment Company
Multifactor U.S. Equity Fund
Fair Value of Derivative Instruments — April 30, 2024 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 341
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 307
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ 50 2
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Amounts in thousands
See accompanying notes which are an integral part of the financial statements.
Multifactor U.S. Equity Fund 15
Russell Investment Company
Multifactor U.S. Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2024 (Unaudited)
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 233 $ — $ 233
Total Financial and Derivative Assets
233 — 233
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 233 $ — $ 233
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 17 $ — $ 17 $ —
Barclays
216 — 216 —
Total
$ 233 $ — $ 233 $ —
*      Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^ Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Multifactor U.S. Equity Fund
See accompanying notes which are an integral part of the financial statements.
16 Multifactor U.S. Equity Fund
Statement of Assets and Liabilities — April 30, 2024 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 222,116
Investments, at fair value(*)(>) ....................................................................................................................................................
440,367
Receivables:
Dividends and interest ...................................................................................................................................................... 235
Dividends from affiliated funds ....................................................................................................................................... 82
Fund shares sold ............................................................................................................................................................... 111
From broker(a) ................................................................................................................................................................. 707
Prepaid expenses .......................................................................................................................................................................... 5
Total assets ...............................................................................................................................................................
441,507
Liabilities
Payables:
Fund shares redeemed ...................................................................................................................................................... 83
Accrued fees to affiliates .................................................................................................................................................. 161
Other accrued expenses .................................................................................................................................................... 105
Variation margin on futures contracts .............................................................................................................................. 341
Payable upon return of securities loaned ..................................................................................................................................... 247
Total liabilities ...........................................................................................................................................................
937
Net Assets ...............................................................................................................................................................
$ 440,570

Russell Investment Company
Multifactor U.S. Equity Fund
See accompanying notes which are an integral part of the financial statements.
Multifactor U.S. Equity Fund 17
Statement of Assets and Liabilities, continued — April 30, 2024 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 301,3 19
Shares of beneficial interest .........................................................................................................................................................
225
Additional paid-in capital ............................................................................................................................................................
138,99 6
Net Assets ...............................................................................................................................................................
$ 440, 570
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) .......................................................................................................................................... $ 17.15
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 18.20
Class A — Net assets ........................................................................................................................................................... $ 9,098,141
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 530,557
Net asset value per share: Class C (#) .......................................................................................................................................... $ 17.39
Class C — Net assets ........................................................................................................................................................... $ 3,739,815
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 215,086
Net asset value per share: Class M (#) ......................................................................................................................................... $ 17.30
Class M — Net assets .......................................................................................................................................................... $ 2,041,226
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 118,003
Net asset value per share: Class R6 (#) ........................................................................................................................................ $ 17.29
Class R6 — Net assets ......................................................................................................................................................... $ 382,588
Class R6 — Shares outstanding ($.01 par value) ................................................................................................................ 22,122
Net asset value per share: Class S (#) .......................................................................................................................................... $ 17.28
Class S — Net assets ............................................................................................................................................................ $ 58,946,522
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 3,411,953
Net asset value per share: Class Y (#) .......................................................................................................................................... $ 17.28
Class Y — Net assets ........................................................................................................................................................... $ 366,361,390
Class Y — Shares outstanding ($.01 par value) ................................................................................................................... 21,196,643
Amounts in thousands
(*)     Securities on loan included in investments $ 233
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 14,861
(a)   Receivable from Broker for Futures $ 707
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Multifactor U.S. Equity Fund
See accompanying notes which are an integral part of the financial statements.
18 Multifactor U.S. Equity Fund
Statement of Operations — For the Period Ended April 30, 2024 (Unaudited)
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 3,982
Dividends from affiliated funds ....................................................................................................................................... 429
Interest .............................................................................................................................................................................. 17
Securities lending income (net) ....................................................................................................................................... 7
Total investment income ..............................................................................................................................................................
4,435
Expenses
Advisory fees ................................................................................................................................................................... 842
Administrative fees .......................................................................................................................................................... 135
Custodian fees .................................................................................................................................................................. 54
Distribution fees - Class A ............................................................................................................................................... 11
Distribution fees - Class C ............................................................................................................................................... 14
Transfer agent fees - Class A ........................................................................................................................................... 9
Transfer agent fees - Class C ........................................................................................................................................... 4
Transfer agent fees - Class M .......................................................................................................................................... 14
Transfer agent fees - Class R6 ......................................................................................................................................... —
*
Transfer agent fees - Class S ............................................................................................................................................ 77
Transfer agent fees - Class Y ........................................................................................................................................... 10
Professional fees .............................................................................................................................................................. 42
Registration fees ............................................................................................................................................................... 51
Shareholder servicing fees - Class C ............................................................................................................................... 5
Trustees’ fees .................................................................................................................................................................... 13
Printing fees ..................................................................................................................................................................... 12
Miscellaneous .................................................................................................................................................................. 36
Expenses before reductions .............................................................................................................................................. 1,329
Expense reductions .......................................................................................................................................................... (122)
Net expenses ................................................................................................................................................................................
1,207
Net investment income (loss) .......................................................................................................................................................
3,228
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 83,758
Investments in affiliated funds ......................................................................................................................................... (7)
Futures contracts .............................................................................................................................................................. 307
Net realized gain (loss) ................................................................................................................................................................
84,058
Net change in unrealized appreciation (depreciation) on:
Investments   .................................................................................................................................................................... 22,282
Investments in affiliated funds ......................................................................................................................................... (1)
Futures contracts .............................................................................................................................................................. 502
Net change in unrealized appreciation (depreciation) ................................................................................................................. 22,783
Net realized and unrealized gain (loss) ........................................................................................................................................ 106,841
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 110,069
*      Less than $500.

Russell Investment Company
Multifactor U.S. Equity Fund
See accompanying notes which are an integral part of the financial statements.
Multifactor U.S. Equity Fund 19
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
April 30, 2024
(Unaudited)
Fiscal Year Ended
October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 3,228 $ 7,427
Net realized gain (loss) ....................................................................................................................... 84,058 21,431
Net change in unrealized appreciation (depreciation) ........................................................................ 22,783 16,841
Net increase (decrease) in net assets from operations .............................................................................. 110,069 45,699
Distributions
To shareholders
Class A .......................................................................................................................................... (330) (430)
Class C .......................................................................................................................................... (131) (117)
Class M ......................................................................................................................................... (587) (655)
Class R6 ........................................................................................................................................ (14) (22)
Class S .......................................................................................................................................... (3,003) (3,811)
Class Y .......................................................................................................................................... (18,403) (25,496)
Net decrease in net assets from distributions ............................................................................................ (22,468) (30,531)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (174,485) (46,271)
Total Net Increase (Decrease) in Net Assets ........................................................................
(86,884) (31,103)
Net Assets
Beginning of period .................................................................................................................................. 527,454 558,557
End of period .............................................................................................................................................
$ 440,570 $ 527,454

Russell Investment Company
Multifactor U.S. Equity Fund
See accompanying notes which are an integral part of the financial statements.
20 Multifactor U.S. Equity Fund
**      Less than 500 shares.
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2024 and October 31, 2023 were as follows:
2024 (Unaudited) 2023
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 25 $ 414 18 $ 271
Proceeds from reinvestment of distributions 20 330 31 430
Payments for shares redeemed (49) (828) (106) (1,591)
Net increase (decrease)
(4) (84) (57) (890)
Class C
Proceeds from shares sold 30 506 77 1,132
Proceeds from reinvestment of distributions 8 131 8 116
Payments for shares redeemed (50) (853) (36) (553)
Net increase (decrease)
(12) (216) 49 695
Class M
Proceeds from shares sold 98 1,658 201 3,026
Proceeds from reinvestment of distributions 36 586 47 655
Payments for shares redeemed (912) (16,117) (153) (2,287)
Net increase (decrease)
(778) (13,873) 95 1,394
Class R6
Proceeds from shares sold —** 3 — ** 7
Proceeds from reinvestment of distributions 1 14 2 22
Payments for shares redeemed ( — ) ** (7) (8) (113)
Net increase (decrease)
1 10 (6) (84)
Class S
Proceeds from shares sold 565 9,580 572 8,610
Proceeds from reinvestment of distributions 183 3,003 273 3,811
Payments for shares redeemed (2,000) (34,984) (1,122) (16,833)
Net increase (decrease)
(1,252) (22,401) (277) (4,412)
Class Y
Proceeds from shares sold 174 2,815 3,781 57,436
Proceeds from reinvestment of distributions 1,118 18,386 1,823 25,492
Payments for shares redeemed (9,164) (159,122) (8,493) (125,902)
Net increase (decrease)
(7,872) (137,921) (2,889) (42,974)
Total increase (decrease)
(9,917) $ (174,485) (3,085) $ (46,271)

See accompanying notes which are an integral part of the financial statements.
22 Multifactor U.S. Equity Fund
Russell Investment Company
Multifactor U.S. Equity Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
April 30, 2024* 14.78 .06 2.93 2.99 (.05) (.57)
October 31, 2023 14.41 .14 .9 7 1.1 1 (.13) (.61)
October 31, 2022 17.74 .13 (2.35) (2.22) (.15) (.96)
October 31, 2021 12.83 .11 5.21 5.32 (.13) (.28)
October 31, 2020 13.16 .14 .37 .51 (.16) (.68)
October 31, 2019 13.07 .15 1.20 1.35 (.18) (1.08)
Class C
April 30, 2024* 15.00 (—)
(Ɵ)
2.96 2.96 (—)
(Ɵ)
(.57)
October 31, 2023 14.62 .02 1.00 1.02 (.03) (.61)
October 31, 2022 17.95 .01 (2.38) (2.37) — (.96)
October 31, 2021 12.99 (.01) 5.27 5.26 (.02) (.28)
October 31, 2020 13.26 .04 .39 .43 (.02) (.68)
October 31, 2019 13.10 .06 1.20 1.26 (.02) (1.08)
Class M
April 30, 2024* 14.91 .10 2.94 3.04 (.08) (.57)
October 31, 2023 14.52 .20 1.00 1.20 (.20 ) (.61)
October 31, 2022 17.86 .20 (2.38) (2.18) (.20) (.96)
October 31, 2021 12.91 .17 5.24 5.41 (.18) (.28)
October 31, 2020 13.22 .19 .37 .56 (.19) (.68)
October 31, 2019 13.11 .20 1.20 1.40 (.21) (1.08)
Class R6
April 30, 2024* 14.9 1 .10 2. 93 3 . 03 (.08) (.57)
October 31, 2023 14.52 .20 1.00 1.20 (.20) (.61)
October 31, 2022 17.86 .20 (2.37) (2.17) (.21) (.96)
October 31, 2021 12.90 .18 5.25 5.43 (.19) (.28)
October 31, 2020 13.22 .19 .37 .56 (.20) (.68)
October 31, 2019 13.11 .20 1.20 1.40 (.21) (1.08)
Class S
April 30, 2024* 14.89 .08 2.95 3.03 (.07) (.57)
October 31, 2023 14.51 .18 .98 1.16 (.17) (.61)
October 31, 2022 17.84 .17 (2.36) (2.19) (.18) (.96)
October 31, 2021 12.89 .15 5.24 5.39 (.16) (.28)
October 31, 2020 13.20 .18 .36 .54 (.17) (.68)
October 31, 2019 13.09 .18 1.20 1.38 (.19) (1.08)
Class Y
April 30, 2024* 14.90 .10 2.93 3.03 (.08) (.57)
October 31, 2023 14.51 .21 .99 1.20 (.20) (.61)
October 31, 2022 17.85 .20 (2.37) (2.17) (.21) (.96)
October 31, 2021 12.90 .18 5.24 5.42 (.19) (.28)
October 31, 2020 13.21 .20 .37 .57 (.20) (.68)
October 31, 2019 13.10 .21 1.20 1.41 (.22) (1.08)

See accompanying notes which are an integral part of the financial statements.
Multifactor U.S. Equity Fund 23
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(ǿ)
(
±)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross (
ɯ)
%
Ratio of Expenses
to Average
Net Assets,
Net
(Ƃ)
(
ɯ)
%
Ratio of Net
Investment Income
to Average
Net Assets
(Ƃ)
(
ɯ)
%
Portfolio
Turnover Rate
(ǿ)
(.62) 17.15 20.42 9,098 .88 .84 .72 10
(.74) 14.78 8.12 7,896 .87 .80 .92 16
(1.11) 14.41 (13.28) 8,515 .86 .80 .84 22
(.41) 17.74 42.16 10,672 .86 .81 .68 37
(.84) 12.83 3.94 8,102 .87 .80 1.09 51
(1.26) 13.16 12.26 8,038 .85 .81 1.21 35
(.57) 17.39 19.96 3,740 1.62 1.59 (.02) 10
(.64) 15.00 7.34 3,407 1.62 1.55 .15 16
(.96) 14.62 (13.94) 2,609 1.62 1.55 .09 22
(.30) 17.95 41.06 2,922 1.61 1.56 (.08) 37
(.70) 12.99 3.18 1,886 1.62 1.55 .33 51
(1.10) 13.26 11.37 1,915 1.60 1.56 .46 35
(.65) 17.30 20.62 2,041 .63 .44 1.20 10
(.81) 14.91 8.64 13,360 .62 .40 1.31 16
(1.16) 14.52 (12.96) 11,640 .62 .40 1.25 22
(.46) 17.86 42.64 22,361 .61 .41 1.07 37
(.87) 12.91 4.40 8,492 .62 .40 1.46 51
(1.29) 13.22 12.70 6,153 .61 .42 1.61 35
(.65) 17.29 20.56 383 .48 .42 1.14 10
(.81) 14.9 1 8.67 320 .47 .38 1.36 16
(1.17) 14.52 (12.94) 394 .47 .38 1.26 22
(.47) 17.86 42.78 442 .46 .39 1.09 37
(.88) 12.90 4.35 285 .47 .38 1.50 51
(1.29) 13.22 12.72 239 .46 .40 1.61 35
(.64) 17.28 20.56 58,947 .62 .59 1.00 10
(.78) 14.89 8.41 69,450 .62 .55 1.17 16
(1.14) 14.51 (13.05) 71,665 .61 .55 1.08 22
(.44) 17.84 42.49 126,658 .61 .56 .93 37
(.85) 12.89 4.20 104,019 .61 .55 1.41 51
(1.27) 13.20 12.53 228,556 .60 .56 1.48 35
(.65) 17.28 20.59 366,361 .43 .39 1.19 10
(.81) 14.90 8.70 433,021 .42 .35 1.37 16
(1.17) 14.51 (12.93) 463,734 .42 .35 1.28 22
(.47) 17.85 42.74 634,212 .41 .36 1.11 37
(.88) 12.90 4.46 365,346 .42 .35 1.58 51
(1.30) 13.21 12.75 337,713 .41 .37 1.65 35

Russell Investment Company
Multifactor U.S. Equity Fund
See accompanying notes which are an integral part of the financial statements.
24 Multifactor U.S. Equity Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates as of April 30, 2024 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 20 2 4 with underlying f unds which are, or were, an affiliat-
ed company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2024, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 119,785
Administrative fees 19,217
Distribution fees 4,255
Shareholder servicing fees 783
Transfer agent fees 15,076
Trustee fees 2,209
$ 161,325
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 16,967 $ 115,994 $ 118,339 $ (7) $ (1) $ 14,614 $ 429 $ —
U.S. Cash Collateral Fund 96 6,500 6,349 — — 247 9 —
$ 17,063 $ 122,494 $ 124,688 $ (7) $ (1) $ 14,861 $ 438 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 223,588,073 $ 226,816,702 $ (10,378,238) $ 216,438,464

Equity Income Fund 25
Russell Investment Company
Equity Income Fund
Shareholder Expense Example — April 30, 2024 (Unaudited)
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2023 to April 30, 2024 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account
values and actual expenses. You may use the information in
this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account
during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and
expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2024 $ 1,173.20 $ 1,019.19
Expenses Paid During Period* $ 6.16 $ 5.72
* Expenses are equal to the Fund's annualized expense ratio of 1.14%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2024 $ 1,169.10 $ 1,015.47
Expenses Paid During Period* $ 10.19 $ 9.47
* Expenses are equal to the Fund's annualized expense ratio of 1.89%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2024 $ 1,175.30 $ 1,020.64
Expenses Paid During Period* $ 4.60 $ 4.27
* Expenses are equal to the Fund's annualized expense ratio of 0.85%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

26 Equity Income Fund
Russell Investment Company
Equity Income Fund
Shareholder Expense Example, continued — April 30, 2024 (Unaudited)
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2024 $ 1,176.20 $ 1,021.43
Expenses Paid During Period* $ 3.73 $ 3.47
* Expenses are equal to the Fund's annualized expense ratio of 0.69%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

See accompanying notes which are an integral part of the financial statements.
Equity Income Fund 27
Russell Investment Company
Equity Income Fund
Schedule of Investments — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 92.9%
Consumer Discretionary - 6.5%
Autoliv, Inc. 4,274 512
Best Buy Co., Inc. 3,754 276
Comcast Corp. Class A 51,680 1,970
Dollar Tree, Inc.(Æ) 1,403 166
eBay, Inc. 8,937 461
Ford Motor Co. 12,595 153
General Motors Co. 40,553 1,806
Hubbell, Inc. Class B 753 279
Lennar Corp. Class A 1,653 251
Lithia Motors, Inc. Class A 1,999 509
McDonald's Corp. 1,242 339
New York Times Co. (The) Class A 6,899 297
Nike, Inc. Class B 3,209 296
PulteGroup, Inc. 3,932 438
Ralph Lauren Corp. Class A 1,072 175
Raytheon Technologies Corp. 2,689 273
RB Global, Inc. 3,596 257
Target Corp. 3,785 609
Walmart, Inc. 17,110 1,015
Walt Disney Co. (The) 18,020 2,002
Yum! Brands, Inc. 1,056 149
12,233
Consumer Staples - 11.2%
Altria Group, Inc. 6,122 268
Archer-Daniels-Midland Co. 13,915 816
Church & Dwight Co., Inc. 1,677 181
Coca-Cola Co. (The) 7,198 445
Coca-Cola Europacific Partners PLC 25,372 1,827
Colgate-Palmolive Co. 4,236 389
Conagra Brands, Inc. 30,272 932
CVS Health Corp. 51,813 3,508
Estee Lauder Cos., Inc. (The) Class A 2,526 371
General Mills, Inc. 3,995 282
Hershey Co. (The) 840 163
Kenvue, Inc. 20,408 384
Kraft Heinz Co. (The) 19,925 769
Kroger Co. (The) 40,720 2,255
Molson Coors Beverage Co. Class B 11,995 687
Mondelez International, Inc. Class A 4,149 299
PepsiCo, Inc. 2,457 432
Philip Morris International, Inc. 26,885 2,553
Procter & Gamble Co. (The) 12,754 2,081
Tyson Foods, Inc. Class A 35,703 2,165
Walgreens Boots Alliance, Inc. 10,383 184
20,991
Energy - 8.1%
BP PLC - ADR 33,970 1,317
Canadian Natural Resources, Ltd. 9,612 729
Chevron Corp. 10,224 1,649
Coterra Energy, Inc. 13,842 379
Devon Energy Corp. 10,073 515
Eaton Corp. PLC 1,897 604
Enbridge, Inc. 48,902 1,738
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
EOG Resources, Inc. 3,455 456
Exxon Mobil Corp. 15,320 1,812
Hess Corp. 13,376 2,107
Kinder Morgan, Inc. 8,205 150
Magna International, Inc. Class A 7,392 353
Marathon Petroleum Corp. 2,648 481
ONEOK, Inc. 3,284 260
Phillips 66 9,593 1,374
Schlumberger NV 7,250 344
Shell PLC - ADR 14,632 1,048
15,316
Financial Services - 21.5%
AerCap Holdings, Ltd. / AerCap Global
Aviation Trust 21,279 1,798
Aflac, Inc. 3,730 312
AGNC Investment Corp.(ö) 28,059 257
Allstate Corp. (The) 14,216 2,418
American Express Co. 824 193
American Financial Group, Inc. 2,149 275
American International Group, Inc. 3,072 231
Aon PLC Class A 554 156
Apartment Income REIT Corp.(ö) 4,705 181
Arch Capital Group, Ltd.(Æ) 5,069 474
AvalonBay Communities, Inc.(ö) 1,090 207
Bank of America Corp. 35,983 1,332
Berkshire Hathaway, Inc. Class B(Æ) 9,496 3,767
BlackRock, Inc. Class A 708 534
Brown & Brown, Inc. 3,178 259
CBRE Group, Inc. Class A(Æ) 2,021 176
Charles Schwab Corp. (The) 13,483 997
Chubb, Ltd. 7,237 1,799
Citigroup, Inc. 47,123 2,890
CME Group, Inc. Class A 1,868 392
Corporate Office Properties Trust(ö) 20,879 500
Crown Castle, Inc.(ö) 1,269 119
Cullen/Frost Bankers, Inc. 1,304 136
Digital Realty Trust, Inc.(ö) 1,587 220
Equinix, Inc.(ö) 368 262
Equity Residential(ö) 1,680 108
Goldman Sachs Group, Inc. (The) 640 273
Hartford Financial Services Group, Inc. 2,485 241
Healthcare Realty Trust, Inc.(ö) 14,289 203
Houlihan Lokey, Inc. Class A 1,611 205
Howard Hughes Corp. (The)(Æ) 6,240 407
Intercontinental Exchange, Inc. 2,101 270
Invitation Homes, Inc.(ö) 6,869 235
JPMorgan Chase & Co. 23,687 4,542
Marsh & McLennan Cos., Inc. 2,104 420
Medical Properties Trust, Inc.(ö) 91,013 419
MetLife, Inc. 3,264 232
Mid-America Apartment Communities, Inc.
(ö) 8,533 1,109
Northern Trust Corp. 11,628 958
Old Republic International Corp. 7,561 226
PNC Financial Services Group, Inc. (The) 1,408 216
Principal Financial Group, Inc. 2,043 162

See accompanying notes which are an integral part of the financial statements.
28 Equity Income Fund
Russell Investment Company
Equity Income Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Progressive Corp. (The) 2,274 474
Prologis, LP(ö) 3,148 321
Prudential Financial, Inc. 2,216 245
Public Storage(ö) 6,623 1,718
Raymond James Financial, Inc. 2,648 323
Regions Financial Corp. 7,876 152
RLI Corp. 1,742 246
SEI Investments Co. 4,374 288
Simon Property Group, Inc.(ö) 1,295 182
T Rowe Price Group, Inc. 3,212 352
Tradeweb Markets, Inc. Class A 3,664 373
Travelers Cos., Inc. (The) 1,398 297
Truist Financial Corp. 4,648 174
Wells Fargo & Co. 56,108 3,328
Welltower, Inc.(ö) 4,007 382
Weyerhaeuser Co.(ö) 10,820 326
Willis Towers Watson PLC 3,571 897
XP, Inc. Class A 12,384 253
40,442
Health Care - 13.6%
Abbott Laboratories 4,853 514
Amgen, Inc. 801 219
Baxter International, Inc. 18,043 728
Becton Dickinson & Co. 885 208
Boston Scientific Corp.(Æ) 3,272 235
Bristol-Myers Squibb Co. 20,132 885
Cigna Group (The) 416 148
Danaher Corp. 1,707 421
Dentsply Sirona, Inc. 20,140 604
Doximity, Inc. Class A(Æ) 3,754 91
Elevance Health, Inc. 383 202
Exelixis, Inc.(Æ) 33,093 776
Gilead Sciences, Inc. 4,699 306
GSK PLC - ADR 24,676 1,023
Humana, Inc. 4,754 1,436
Illumina, Inc.(Æ) 1,145 141
Jazz Pharmaceuticals PLC(Æ) 5,516 611
Johnson & Johnson 17,051 2,465
Koninklijke Philips NV(Æ) 31,859 846
Medtronic PLC 30,692 2,463
Merck & Co., Inc. 23,907 3,089
Organon & Co. 23,031 429
Pfizer, Inc. 33,676 863
Regeneron Pharmaceuticals, Inc.(Æ) 507 452
Royalty Pharma PLC Class A 23,922 663
Sanofi SA - ADR 32,841 1,617
Smith & Nephew PLC - ADR 54,199 1,308
Solventum Corp.(Æ) 876 57
Stryker Corp. 1,170 394
Thermo Fisher Scientific, Inc. 409 233
UnitedHealth Group, Inc. 3,068 1,484
Vertex Pharmaceuticals, Inc.(Æ) 556 218
Viatris, Inc. 49,145 569
25,698
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Materials and Processing - 6.2%
Air Products & Chemicals, Inc. 8,585 2,029
Amcor PLC 14,189 127
AptarGroup, Inc. 1,870 270
Crown Holdings, Inc. 6,798 558
Dow, Inc. 5,830 332
DuPont de Nemours, Inc. 16,864 1,223
Ecolab, Inc. 1,226 277
Fastenal Co. 3,308 225
Ferguson PLC 1,229 258
FMC Corp. 18,361 1,083
Freeport-McMoRan, Inc. 10,131 506
General Electric Co. 3,878 628
International Flavors & Fragrances, Inc. 11,878 1,005
Johnson Controls International PLC 12,225 795
Linde PLC 1,443 636
LyondellBasell Industries NV Class A 2,509 251
Newmont Corp. 5,610 228
Nucor Corp. 2,217 374
Packaging Corp. of America 1,392 241
Royal Gold, Inc. 2,365 284
Trane Technologies PLC 1,257 399
11,729
Producer Durables - 9.7%
3M Co. 3,504 338
Alaska Air Group, Inc.(Æ) 13,837 595
Ametek, Inc. 894 156
Amphenol Corp. Class A 3,153 381
AO Smith Corp. 4,118 341
Chart Industries, Inc.(Æ) 5,271 759
Cintas Corp. 372 245
CoStar Group, Inc.(Æ) 2,126 195
Cummins, Inc. 1,175 332
Delta Air Lines, Inc. 26,185 1,311
EMCOR Group, Inc. 1,462 522
Emerson Electric Co. 2,549 275
FedEx Corp. 4,659 1,220
Fortive Corp. 3,006 226
FTI Consulting, Inc.(Æ) 1,632 349
GE Vernova, Inc.(Æ) 1,012 156
General Dynamics Corp. 6,856 1,968
Gentex Corp. 10,119 347
Global Payments, Inc. 10,774 1,323
Graco, Inc. 2,625 211
Honeywell International, Inc. 1,790 345
Illinois Tool Works, Inc. 985 240
JB Hunt Transport Services, Inc. 1,110 180
L3Harris Technologies, Inc. 3,796 813
Old Dominion Freight Line, Inc. 1,104 201
PACCAR Financial Corp. 4,464 474
Parker-Hannifin Corp. 740 403
Republic Services, Inc. Class A 1,048 201
S&P Global, Inc. 1,297 539
Saia, Inc.(Æ) 608 241
Snap-on, Inc. 847 227
Stanley Black & Decker, Inc. 5,131 469

See accompanying notes which are an integral part of the financial statements.
Equity Income Fund 29
Russell Investment Company
Equity Income Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Tetra Tech, Inc. 1,961 382
Union Pacific Corp. 1,332 316
United Parcel Service, Inc. Class B 1,746 257
United Rentals, Inc. 698 466
Vontier Corp. 15,164 616
Waste Management, Inc. 1,714 357
Xylem, Inc. 2,377 311
18,288
Technology - 8.2%
Advanced Micro Devices, Inc.(Æ) 4,149 657
Amdocs, Ltd. 1,376 116
Analog Devices, Inc. 2,585 519
Applied Materials, Inc. 1,427 283
Broadridge Financial Solutions, Inc. 1,631 315
Cisco Systems, Inc. 17,344 815
Cognizant Technology Solutions Corp.
Class A 3,788 249
DoorDash, Inc. Class A(Æ) 2,997 387
Electronic Arts, Inc. 2,530 321
Fidelity National Information Services, Inc. 26,978 1,832
Fiserv, Inc.(Æ) 1,171 179
Hewlett Packard Enterprise Co. 17,047 290
Intel Corp. 22,209 677
International Business Machines Corp. 3,420 568
Marvell Technology, Inc. 7,609 502
Micron Technology, Inc. 12,990 1,467
Motorola Solutions, Inc. 375 127
nCino, Inc.(Æ) 9,787 285
ON Semiconductor Corp.(Æ) 15,806 1,109
Oracle Corp. 10,682 1,215
Qorvo, Inc.(Æ) 1,537 180
QUALCOMM, Inc. 2,010 333
Roper Technologies, Inc. 701 359
Salesforce, Inc. 2,004 539
Skyworks Solutions, Inc. 7,250 773
Take-Two Interactive Software, Inc.(Æ) 1,463 209
Teradyne, Inc. 6,259 728
Texas Instruments, Inc. 2,364 417
15,451
Utilities - 7.9%
AT&T, Inc. 96,888 1,636
Brookfield Renewable Corp. Class A 10,227 238
ConocoPhillips 12,801 1,608
Dominion Energy, Inc. 2,997 153
Duke Energy Corp. 2,053 202
Edison International 13,815 982
Entergy Corp. 16,134 1,721
Exelon Corp. 19,988 751
FirstEnergy Corp. 25,177 965
NextEra Energy, Inc. 3,408 228
NRG Energy, Inc. 14,240 1,035
Pinnacle West Capital Corp. 17,175 1,265
Plains GP Holdings, LP Class A(Æ) 69,763 1,270
Southern Co. (The) 3,926 289
T-Mobile USA, Inc. 10,881 1,786
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Verizon Communications, Inc. 16,622 656
14,785
Total Common Stocks
(cost $125,268) 174,933
Short-Term Investments - 6.9%
U.S. Cash Management Fund(@) 12,955,317
(∞)
12,949
Total Short-Term Investments
(cost $12,950) 12,949
Total Investments - 99.8%
(identified cost $138,218) 187,882
Other Assets and Liabilities,
Net - 0.2%
432
Net Assets - 100.0%
188,314

See accompanying notes which are an integral part of the financial statements.
30 Equity Income Fund
Russell Investment Company
Equity Income Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 52 USD 13,174 06/24 (119)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (119)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Consumer Discretionary $ 12,233 $ — $ —
$ —
$ 12,233 6 .5
Consumer Staples 20,991 — —
—
20,991 11 .2
Energy 15,316 — —
—
15,316 8 .1
Financial Services 40,442 — —
—
40,442 21 .5
Health Care 25,698 — —
—
25,698 13 .6
Materials and Processing 11,729 — —
—
11,729 6 .2
Producer Durables 18,288 — —
—
18,288 9 .7
Technology 15,451 — —
—
15,451 8 .2
Utilities 14,785 — —
—
14,785 7 .9
Short-Term Investments — — — 12,949 12,949 6 .9
Total Investments 174,933 — — 12,949 187,882 99 .8
Other Assets and Liabilities, Net
0 .2
100 .0
Other Financial Instruments
A
Liabilities
Futures Contracts (119) — — — (119) (0 .1)
Total Other Financial Instruments
*
$ (119) $ — $ — $ — $ (119)
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2024, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of April 30, 2024, if any, were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.
Equity Income Fund 31
Russell Investment Company
Equity Income Fund
Fair Value of Derivative Instruments — April 30, 2024 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 119
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 1,224
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ 255
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Equity Income Fund
See accompanying notes which are an integral part of the financial statements.
32 Equity Income Fund
Statement of Assets and Liabilities — April 30, 2024 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 138,218
Investments, at fair value(>) ........................................................................................................................................................
187,882
Receivables:
Dividends and interest ...................................................................................................................................................... 223
Dividends from affiliated funds ....................................................................................................................................... 39
Investments sold ............................................................................................................................................................... 22
Fund shares sold ............................................................................................................................................................... 61
From broker(a) ................................................................................................................................................................. 525
Prepaid expenses .......................................................................................................................................................................... 1
Total assets ...............................................................................................................................................................
188,753
Liabilities
Payables:
Fund shares redeemed ...................................................................................................................................................... 102
Accrued fees to affiliates .................................................................................................................................................. 118
Other accrued expenses .................................................................................................................................................... 100
Variation margin on futures contracts .............................................................................................................................. 119
Total liabilities ...........................................................................................................................................................
439
Net Assets ...............................................................................................................................................................
$ 188,314

Russell Investment Company
Equity Income Fund
See accompanying notes which are an integral part of the financial statements.
Equity Income Fund 33
Statement of Assets and Liabilities, continued — April 30, 2024 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 60,262
Shares of beneficial interest .........................................................................................................................................................
77
Additional paid-in capital ............................................................................................................................................................
127,975
Net Assets ...............................................................................................................................................................
$ 188,314
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) .......................................................................................................................................... $ 24.89
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 26.41
Class A — Net assets ........................................................................................................................................................... $ 16,744,316
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 672,754
Net asset value per share: Class C (#) .......................................................................................................................................... $ 23.46
Class C — Net assets ........................................................................................................................................................... $ 17,622,289
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 751,314
Net asset value per share: Class S (#) .......................................................................................................................................... $ 24.70
Class S — Net assets ............................................................................................................................................................ $ 141,320,070
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 5,722,085
Net asset value per share: Class Y (#) .......................................................................................................................................... $ 24.63
Class Y — Net assets ........................................................................................................................................................... $ 12,627,326
Class Y — Shares outstanding ($.01 par value) ................................................................................................................... 512,729
Amounts in thousands
(>)     Investments in affiliates, U.S. Cash Management Fund $ 12,949
(a)   Receivable from Broker for Futures $ 525
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Equity Income Fund
See accompanying notes which are an integral part of the financial statements.
34 Equity Income Fund
Statement of Operations — For the Period Ended April 30, 2024 (Unaudited)
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 2,398
Dividends from affiliated funds ....................................................................................................................................... 235
Interest .............................................................................................................................................................................. 12
Total investment income ..............................................................................................................................................................
2,645
Expenses
Advisory fees ................................................................................................................................................................... 512
Administrative fees .......................................................................................................................................................... 45
Custodian fees .................................................................................................................................................................. 51
Distribution fees - Class A ............................................................................................................................................... 21
Distribution fees - Class C ............................................................................................................................................... 66
Transfer agent fees - Class A ........................................................................................................................................... 17
Transfer agent fees - Class C ........................................................................................................................................... 17
Transfer agent fees - Class S ............................................................................................................................................ 140
Transfer agent fees - Class Y ........................................................................................................................................... —
*
Professional fees .............................................................................................................................................................. 33
Registration fees ............................................................................................................................................................... 33
Shareholder servicing fees - Class C ............................................................................................................................... 22
Trustees’ fees .................................................................................................................................................................... 5
Printing fees ..................................................................................................................................................................... 7
Miscellaneous .................................................................................................................................................................. 14
Expenses before reductions .............................................................................................................................................. 983
Expense reductions .......................................................................................................................................................... (87)
Net expenses ................................................................................................................................................................................
896
Net investment income (loss) .......................................................................................................................................................
1,749
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 10,757
Futures contracts .............................................................................................................................................................. 1,224
Net realized gain (loss) ................................................................................................................................................................
11,981
Net change in unrealized appreciation (depreciation) on:
Investments   .................................................................................................................................................................... 15,580
Investments in affiliated funds ......................................................................................................................................... (1)
Futures contracts .............................................................................................................................................................. 255
Net change in unrealized appreciation (depreciation) ................................................................................................................. 15,834
Net realized and unrealized gain (loss) ........................................................................................................................................ 27,815
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 29,564
*       Less than $500.

Russell Investment Company
Equity Income Fund
See accompanying notes which are an integral part of the financial statements.
Equity Income Fund 35
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
April 30, 2024
(Unaudited)
Fiscal Year Ended
October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 1,749 $ 3,433
Net realized gain (loss) ....................................................................................................................... 11,981 24,524
Net change in unrealized appreciation (depreciation) ........................................................................ 15,834 (20,878)
Net increase (decrease) in net assets from operations .............................................................................. 29,564 7,079
Distributions
To shareholders
Class A .......................................................................................................................................... (1,843) (3,221)
Class C .......................................................................................................................................... (1,997) (3,233)
Class S .......................................................................................................................................... (15,727) (28,330)
Class Y .......................................................................................................................................... (1,387) (2,911)
Net decrease in net assets from distributions ............................................................................................ (20,954) (37,695)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... 7,031 (25,323)
Total Net Increase (Decrease) in Net Assets ........................................................................
15,641 (55,939)
Net Assets
Beginning of period .................................................................................................................................. 172,673 228,612
End of period .............................................................................................................................................
$ 188,314 $ 172,673

Russell Investment Company
Equity Income Fund
See accompanying notes which are an integral part of the financial statements.
36 Equity Income Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2024 and October 31, 2023 were as follows:
2024 (Unaudited) 2023
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 12 $ 298 51 $ 1,245
Proceeds from reinvestment of distributions 77 1,836 134 3,198
Payments for shares redeemed (88) (2,185) (224) (5,589)
Net increase (decrease)
1 (51) (39) (1,146)
Class C
Proceeds from shares sold 17 401 64 1,537
Proceeds from reinvestment of distributions 89 1,997 143 3,233
Payments for shares redeemed (85) (1,976) (214) (5,048)
Net increase (decrease)
21 422 (7) (278)
Class S
Proceeds from shares sold 176 4,279 480 12,036
Proceeds from reinvestment of distributions 659 15,533 1,176 27,866
Payments for shares redeemed (577) (14,067) (2,414) (59,829)
Net increase (decrease)
258 5,745 (758) (19,927)
Class Y
Proceeds from shares sold — — 12 287
Proceeds from reinvestment of distributions 59 1,387 80 1,879
Payments for shares redeemed (19) (472) (260) (6,138)
Net increase (decrease)
40 915 (168) (3,972)
Total increase (decrease)
320 $ 7,031 (972) $ (25,323)

See accompanying notes which are an integral part of the financial statements.
38 Equity Income Fund
Russell Investment Company
Equity Income Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
April 30, 2024* 23.79 .21 3.77 3.98 (.16) (2.72)
October 31, 2023 27.74 .38 .28 .66 (.36) (4.25)
October 31, 2022 33.38 .30 (2.62) (2.32) (.28) (3.04)
October 31, 2021 23.86 .22 10.11 10.33 (.24) (.57)
October 31, 2020 24.71 .32 (.83) (.51) (.34) —
October 31, 2019 32.27 .35 1.22 1.57 (.37) (8.76)
Class C
April 30, 2024* 22.57 .11 3.57 3.68 (.07) (2.72)
October 31, 2023 26.55 .18 .27 .45 (.18) (4.25)
October 31, 2022 32.11 .07 (2.51) (2.44) (.08) (3.04)
October 31, 2021 23.00 (.01) 9.75 9.74 (.06) (.57)
October 31, 2020 23.82 .14 (.80) (.66) (.16) —
October 31, 2019 31.45 .16 1.15 1.31 (.18) (8.76)
Class S
April 30, 2024* 23.62 .24 3.75 3.99 (.19) (2.72)
October 31, 2023 27.59 .45 .26 .71 (.43) (4.25)
October 31, 2022 33.23 .38 (2.61) (2.23) (.37) (3.04)
October 31, 2021 23.75 .30 10.08 10.38 (.33) (.57)
October 31, 2020 24.60 .39 (.83) (.44) (.41) —
October 31, 2019 32.18 .43 1.20 1.63 (.45) (8.76)
Class Y
April 30, 2024* 23.56 .26 3.74 4.00 (.21) (2.72)
October 31, 2023 27.53 .49 .26 .75 (.47) (4.25)
October 31, 2022 33.17 .42 (2.60) (2.18) (.42) (3.04)
October 31, 2021 23.71 .35 10.06 10.41 (.38) (.57)
October 31, 2020 24.57 .42 (.83) (.41) (.45) —
October 31, 2019 32.15 .45 1.22 1.67 (.49) (8.76)

See accompanying notes which are an integral part of the financial statements.
Equity Income Fund 39
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(ǿ)(±)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(ɯ)
%
Ratio of Expenses
to Average
Net Assets,
Net
(Ƃ)(ɯ)
%
Ratio of Net
Investment Income
to Average
Net Assets
(Ƃ)(ɯ)
%
Portfolio
Turnover Rate
(ǿ)
(2.88) 24.89 17.32 16,744 1.20 1.14 1.71 17
(4.61) 23.79 2.47 15,970 1.19 1.14 1.50 31
(3.32) 27.74 (7.76) 19,714 1.17 1.12 .99 39
(.81) 33.38 44.01 23,189 1.16 1.11 .71 19
(.34) 23.86 (2.02) 17,484 1.18 1.13 1.35 33
(9.13) 24.71 10.55 21,159 1.14 1.09 1.44 28
(2.79) 23.46 16.91 17,622 1.95 1.89 .96 17
(4.43) 22.57 1.70 16,485 1.94 1.89 .74 31
(3.12) 26.55 (8.49) 19,593 1.92 1.87 .24 39
(.63) 32.11 42.96 23,097 1.91 1.86 (.04) 19
(.16) 23.00 (2.75) 18,971 1.93 1.88 .60 33
(8.94) 23.82 9.71 26,017 1.89 1.84 .69 28
(2.91) 24.70 17.53 141,320 .95 .85 1.99 17
(4.68) 23.62 2.72 129,070 .94 .85 1.79 31
(3.41) 27.59 (7.51) 171,669 .92 .83 1.28 39
(.90) 33.23 44.45 187,082 .91 .82 1.00 19
(.41) 23.75 (1.73) 150,164 .93 .84 1.64 33
(9.21) 24.60 10.86 211,753 .90 .81 1.75 28
(2.93) 24.63 17.62 12,628 .76 .69 2.14 17
(4.72) 23.56 2.89 11,148 .74 .69 1.97 31
(3.46) 27.53 (7.38) 17,636 .72 .67 1.44 39
(.95) 33.17 44.67 20,411 .71 .66 1.17 19
(.45) 23.71 (1.60) 22,038 .73 .68 1.79 33
(9.25) 24.57 11.08 28,270 .70 .65 1.86 28

Russell Investment Company
Equity Income Fund
See accompanying notes which are an integral part of the financial statements.
40 Equity Income Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates as of April 30, 2024 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 20 2 4 with underlying f unds which are, or were, an affiliat-
ed company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2024, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 66,28 4
Administrative fees 7,535
Distribution fees 14,447
Shareholder servicing fees 3,656
Transfer agent fees 24,572
Trustee fees 1,527
$ 118,021
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 6,547 $ 24,588 $ 18,185 $ — $ (1) $ 12,949 $ 235 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 140,192,104 $ 51,430,555 $ (3,860,276) $ 47,570,279

Sustainable Equity Fund 41
Russell Investment Company
Sustainable Equity Fund
Shareholder Expense Example — April 30, 2024 (Unaudited)
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2023 to April 30, 2024 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account
values and actual expenses. You may use the information in
this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account
during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and
expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2024 $ 1,175.90 $ 1,018.10
Expenses Paid During Period* $ 7.36 $ 6.82
* Expenses are equal to the Fund's annualized expense ratio of 1.36%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2024 $ 1,171.70 $ 1,014.37
Expenses Paid During Period* $ 11.39 $ 10.57
* Expenses are equal to the Fund's annualized expense ratio of 2.11%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2024 $ 1,177.60 $ 1,019.54
Expenses Paid During Period* $ 5.79 $ 5.37
* Expenses are equal to the Fund's annualized expense ratio of 1.07%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

42 Sustainable Equity Fund
Russell Investment Company
Sustainable Equity Fund
Shareholder Expense Example, continued — April 30, 2024 (Unaudited)
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2024 $ 1,178.60 $ 1,020.34
Expenses Paid During Period* $ 4.93 $ 4.57
* Expenses are equal to the Fund's annualized expense ratio of 0.91%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

See accompanying notes which are an integral part of the financial statements.
Sustainable Equity Fund 43
Russell Investment Company
Sustainable Equity Fund
Schedule of Investments — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 103.3%
Consumer Discretionary - 14.5%
Amazon.com, Inc.(Æ)(Û) 27,370 4,790
AutoNation, Inc.(Æ) 261 42
Best Buy Co., Inc. 795 59
Carter's, Inc. 531 36
Central Garden & Pet Co. Class A(Æ)(Ð) 1,869 66
Chipotle Mexican Grill, Inc. Class A(Æ) 40 126
Choice Hotels International, Inc.(Ñ) 292 35
Comcast Corp. Class A 3,300 126
Costco Wholesale Corp. 456 330
Dollar General Corp. 8,939 1,244
Dollar Tree, Inc.(Æ) 319 38
Domino's Pizza, Inc. 894 473
DR Horton, Inc.(Û) 4,582 653
eBay, Inc. 8,445 435
Expedia Group, Inc.(Æ) 3,868 521
FactSet Research Systems, Inc. 144 60
Fox Corp. Class A(Ð) 10,088 313
Garmin, Ltd. 377 54
General Motors Co.(Û) 10,997 490
Genuine Parts Co. 257 40
Goodyear Tire & Rubber Co. (The)(Æ)(Ð) 5,521 66
Grand Canyon Education, Inc.(Æ) 1,655 215
Home Depot, Inc. (The) 482 161
Instructure Holdings, Inc.(Æ)(Ð) 1,460 28
KB Home 1,827 118
Lear Corp. 1,843 232
Lennar Corp. Class A(Û) 991 150
Lennar Corp. Class B 348 49
Leonardo DRS, Inc.(Æ) 3,233 70
Live Nation Entertainment, Inc.(Æ)(Ð) 2,518 224
Lowe's Cos., Inc. 6,692 1,526
Netflix, Inc. Class B(Æ) 1,174 646
New York Times Co. (The) Class A 836 36
Nike, Inc. Class B 21,830 2,014
NVR, Inc.(Æ) 65 484
Omnicom Group, Inc.(Ð) 4,030 374
O'Reilly Automotive, Inc.(Æ) 43 44
Penske Automotive Group, Inc. 225 34
Polaris, Inc. 343 29
PulteGroup, Inc.(Û) 1,966 219
RB Global, Inc. 640 46
Ross Stores, Inc. 12,860 1,666
Service Corp. International 6,261 449
Skechers USA, Inc. Class A(Æ) 770 51
Starbucks Corp. 14,682 1,299
Target Corp. 634 102
Tesla, Inc.(Æ) 3,088 566
TJX Cos., Inc. (The) 1,326 125
Tractor Supply Co. 118 32
Ulta Beauty, Inc.(Æ) 99 40
Walmart, Inc.(Û) 21,382 1,269
Walt Disney Co. (The) 23,101 2,567
Yum! Brands, Inc. 5,503 777
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Zillow Group, Inc. Class A(Æ) 4,983 209
25,848
Consumer Staples - 7.2%
Albertsons Cos. LLC / Safeway, Inc. / New
Albertsons, LP / Albertson's LLC Class A 758 16
Andersons, Inc. (The) 479 26
Archer-Daniels-Midland Co.(Û) 8,025 471
Boston Beer Co., Inc. Class A(Æ) 430 120
Brown-Forman Corp. Class A - ADR 525 26
Brown-Forman Corp. Class B - ADR 1,157 55
Casey's General Stores, Inc. 187 60
Church & Dwight Co., Inc. 1,193 129
Clorox Co. (The) 745 110
Coca-Cola Co. (The) 22,525 1,391
Colgate-Palmolive Co. 15,355 1,411
Conagra Brands, Inc. 12,212 376
CVS Health Corp. 16,583 1,123
Estee Lauder Cos., Inc. (The) Class A 225 33
Flowers Foods, Inc. 1,895 47
General Mills, Inc. 307 22
Hershey Co. (The) 525 102
JM Smucker Co. (The) 235 27
Kellanova 893 52
Kenvue , Inc. 14,913 281
Kimberly-Clark Corp.(Ð)(Û) 4,977 680
Kroger Co. (The) 3,112 172
Mondelez International, Inc. Class A 19,645 1,413
Monster Beverage Corp.(Æ) 2,621 140
PepsiCo, Inc. 4,653 819
Pilgrim's Pride Corp.(Æ) 4,559 164
Post Holdings, Inc.(Æ) 1,283 136
Procter & Gamble Co. (The) 6,601 1,077
Reynolds Consumer Products, Inc. 3,217 92
Seaboard Corp. 10 33
Sysco Corp. 19,844 1,475
Tyson Foods, Inc. Class A(Û) 6,073 368
Unilever PLC - ADR 8,199 425
US Foods Holding Corp.(Æ) 937 47
WK Kellogg Co. 223 5
12,924
Energy - 2.3%
Chevron Corp. 1,757 283
Coterra Energy, Inc. 3,366 92
Devon Energy Corp. 7,271 372
Exxon Mobil Corp. 3,605 426
HF Sinclair Corp. 3,319 180
Marathon Oil Corp.(Ð) 10,004 269
Marathon Petroleum Corp. 4,163 757
Phillips 66 5,923 848
Sunrun , Inc.(Æ) 29,266 301
Valero Energy Corp. 4,010 641
4,169
Financial Services - 12.7%

See accompanying notes which are an integral part of the financial statements.
44 Sustainable Equity Fund
Russell Investment Company
Sustainable Equity Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Affiliated Managers Group, Inc. 1,222 191
Aflac, Inc. 1,544 129
Allstate Corp. (The)(Û) 4,929 838
American Express Co. 3,104 727
American Tower Corp.(ö) 6,640 1,139
Aon PLC Class A 2,404 678
Arch Capital Group, Ltd.(Æ) 942 88
Bank of America Corp. 872 32
Bank of New York Mellon Corp. (The) 10,205 577
Berkshire Hathaway, Inc. Class B(Æ) 2,311 917
BOK Financial Corp.(Û) 1,964 174
Brighthouse Financial, Inc.(Æ) 4,295 207
Brown & Brown, Inc. 1,200 98
Camden Property Trust(ö) 2,743 273
CBRE Group, Inc. Class A(Æ) 937 81
Chubb, Ltd. 270 67
Cincinnati Financial Corp. 608 70
Comerica, Inc.(Ð) 3,248 163
Corebridge Financial, Inc. 7,648 203
Cullen/Frost Bankers, Inc.(Ð) 2,294 239
Dun & Bradstreet Holdings, Inc. 8,556 78
Enact Holdings, Inc. 1,628 48
Equinix , Inc.(ö) 243 173
Equity Commonwealth(Æ)(Ð)(ö) 11,377 213
Essex Property Trust, Inc.(Ð)(ö) 1,231 303
Evercore , Inc. Class A 1,465 266
Everest Re Group, Ltd. 636 233
First American Financial Corp. 3,307 177
Globe Life, Inc. 259 20
Hanover Insurance Group, Inc. (The)(Ð) 1,483 193
Hartford Financial Services Group, Inc.(Û) 5,002 485
Howard Hughes Corp. (The)(Æ)(Ð) 1,733 113
Interactive Brokers Group, Inc. Class A 2,979 343
Jackson Financial, Inc. Class A 3,611 247
Janus Henderson Group PLC 6,865 214
JPMorgan Chase & Co. 1,446 277
LPL Financial Holdings, Inc. 1,824 491
Marsh & McLennan Cos., Inc. 6,044 1,205
MasterCard, Inc. Class A(Û) 3,446 1,555
MGIC Investment Corp. 2,206 45
Mr. Cooper Group, Inc.(Æ) 2,105 163
Pinnacle Financial Partners, Inc.(Ð) 2,229 171
Popular, Inc. 3,522 299
Progressive Corp. (The)(Û) 1,471 306
Reinsurance Group of America, Inc. Class A 2,599 486
RLI Corp. 1,222 173
Ryan Specialty Holdings, Inc. Class A 1,794 89
SBA Communications Corp.(ö)(Û) 1,752 326
SEI Investments Co. 597 39
SLM Corp. 8,498 180
State Street Corp. 17,689 1,282
Synchrony Financial 16,004 704
Texas Capital Bancshares, Inc.(Æ)(Ð) 1,661 95
TPG, Inc. 827 36
Travelers Cos., Inc. (The)(Û) 2,877 610
Unum Group 840 43
US Bancorp 29,056 1,181
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Virtu Financial, Inc. Class A 6,294 137
Visa, Inc. Class A 10,651 2,861
22,751
Health Care - 15.5%
Abbott Laboratories 10,656 1,129
AbbVie, Inc. 1,496 243
Agilent Technologies, Inc. 483 66
Amgen, Inc. 5,158 1,413
BioMarin Pharmaceutical, Inc.(Æ) 2,290 185
Bristol-Myers Squibb Co. 1,789 79
Cardinal Health, Inc.(Ð) 3,766 388
Cencora , Inc. Class A 7,596 1,816
Centene Corp.(Æ) 9,245 675
Cooper Cos, Inc. (The)(Æ) 843 75
Danaher Corp. 8,386 2,068
Edwards Lifesciences Corp.(Æ)(Ð) 2,515 213
Elevance Health, Inc.(Û) 1,901 1,005
Eli Lilly & Co. 718 561
Exelixis , Inc.(Æ) 16,987 398
Gilead Sciences, Inc. 13,160 858
HCA Healthcare, Inc. 172 53
Hologic , Inc.(Æ) 609 46
Humana, Inc. 1,603 484
IDEXX Laboratories, Inc.(Æ) 176 87
Incyte Corp.(Æ) 7,889 411
Intuitive Surgical, Inc.(Æ) 351 130
IQVIA, Inc.(Æ) 2,312 536
Jazz Pharmaceuticals PLC(Æ)(Ð) 2,401 266
Johnson & Johnson 18,442 2,667
McKesson Corp. 1,634 878
Medtronic PLC 14,873 1,193
Merck & Co., Inc.(Û) 11,531 1,490
Molina Healthcare, Inc.(Æ) 1,782 610
Neurocrine Biosciences, Inc.(Æ) 3,195 439
Novo Nordisk A/S - ADR 6,370 817
Organon & Co.(Ð) 8,406 156
Pfizer, Inc. 6,348 163
Premier, Inc. Class A 4,873 102
Regeneron Pharmaceuticals, Inc.(Æ)(Û) 309 275
ResMed , Inc. 338 72
Sarepta Therapeutics, Inc.(Æ) 2,181 276
Solventum Corp.(Æ) 303 20
Stryker Corp. 122 41
Thermo Fisher Scientific, Inc. 3,674 2,089
Ultragenyx Pharmaceutical, Inc.(Æ) 1,996 85
United Therapeutics Corp.(Æ) 395 93
UnitedHealth Group, Inc. 5,453 2,638
Vertex Pharmaceuticals, Inc.(Æ) 534 210
Zimmer Biomet Holdings, Inc. 301 36
Zoetis, Inc. Class A 570 91
27,626
Materials and Processing - 3.7%
Acuity Brands, Inc. 810 201
AptarGroup, Inc. 265 38

See accompanying notes which are an integral part of the financial statements.
Sustainable Equity Fund 45
Russell Investment Company
Sustainable Equity Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Ashland, Inc. 1,886 180
Ball Corp. 7,983 555
Copart , Inc.(Æ) 2,734 148
Core & Main, Inc. Class A(Æ)(Ð) 3,870 219
Crown Holdings, Inc. 579 48
Dow, Inc.(Ð) 9,447 538
DuPont de Nemours, Inc.(Û) 5,744 416
Eagle Materials, Inc. 137 34
Eastman Chemical Co.(Û) 1,959 185
Ecolab, Inc. 3,429 775
Fastenal Co. 1,208 82
FMC Corp. 3,448 203
Huntsman Corp. 7,581 181
Lennox International, Inc.(Ð) 563 261
Linde PLC 2,571 1,134
LKQ Corp. 1,158 50
Louisiana-Pacific Corp. 2,238 164
LyondellBasell Industries NV Class A(Û) 3,556 356
NewMarket Corp. 81 43
Nucor Corp. 370 62
Packaging Corp. of America 538 93
Reliance Steel & Aluminum Co. 119 34
Sherwin-Williams Co. (The) 1,801 540
Stepan Co.(Ð) 928 77
6,617
Producer Durables - 12.9%
3M Co. 1,487 144
AECOM 4,129 381
AGCO Corp.(Ð) 2,088 238
Amphenol Corp. Class A 10,309 1,245
AO Smith Corp. 512 42
Automatic Data Processing, Inc. 3,545 858
Booz Allen Hamilton Holding Corp. Class A 301 44
Canadian Pacific Kansas City, Ltd. 10,131 795
CH Robinson Worldwide, Inc. 210 15
Cintas Corp. 253 167
CNH Industrial NV(Ð) 20,700 236
Corpay , Inc.(Æ) 1,801 544
Cummins, Inc. 522 147
Equifax, Inc. 1,383 305
Esab Corp. 910 96
ExlService Holdings, Inc.(Æ)(Ð) 3,669 106
Expeditors International of Washington, Inc. 604 67
FedEx Corp. 346 91
Fluor Corp.(Æ) 2,278 92
Fortive Corp. 10,896 820
Gentex Corp. 1,092 37
Global Payments, Inc. 8,003 983
GXO Logistics, Inc.(Æ) 19,056 946
Heico Corp. 4,583 951
Heico Corp. Class A 274 45
Huntington Ingalls Industries, Inc.(Ð) 988 274
Illinois Tool Works, Inc. 274 67
Insperity , Inc.(Ð) 905 93
Jacobs Solutions, Inc.(Ð) 2,167 311
JB Hunt Transport Services, Inc. 1,945 316
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Keysight Technologies, Inc.(Æ) 388 57
Knight-Swift Transportation Holdings, Inc. 609 28
Landstar System, Inc. 1,520 265
Lockheed Martin Corp.(Û) 1,971 916
ManpowerGroup , Inc. 2,425 183
Mettler -Toledo International, Inc.(Æ) 917 1,128
Moody's Corp. 2,017 747
MSC Industrial Direct Co., Inc. Class A 382 35
Murphy USA, Inc. 129 53
Nordson Corp. 278 72
Northrop Grumman Corp. 85 41
Old Dominion Freight Line, Inc.(Û) 3,194 580
Otis Worldwide Corp.(Ð) 6,479 591
Parker-Hannifin Corp. 106 58
Paychex, Inc. 4,815 572
PayPal Holdings, Inc.(Æ) 8,261 561
Robert Half, Inc. 3,640 252
Rollins, Inc. 982 44
Ryder System, Inc.(Ð) 1,838 224
S&P Global, Inc. 2,004 833
Schneider National, Inc. Class B 7,648 158
TE Connectivity, Ltd. 470 67
TransDigm Group, Inc. 1,466 1,830
Trimble Navigation, Ltd.(Æ) 558 34
TriNet Group, Inc. 1,229 123
United Parcel Service, Inc. Class B 561 83
United Rentals, Inc. 158 106
Veralto Corp.(Ð) 7,299 684
Verisk Analytics, Inc. Class A 1,426 311
Waste Management, Inc. 2,722 566
WW Grainger, Inc. 1,496 1,378
23,036
Technology - 32.1%
Accenture PLC Class A 559 168
Adobe, Inc.(Æ) 2,452 1,135
Akamai Technologies, Inc.(Æ) 2,065 82
Alphabet, Inc. Class A 7,929 1,291
Alphabet, Inc. Class C 22,742 3,744
Analog Devices, Inc. 3,850 772
Apple, Inc.(Û) 41,564 7,080
Applied Materials, Inc. 1,007 200
Atlassian Corp. Class A(Æ)(Ð)(Û) 1,270 219
Autodesk, Inc.(Æ) 2,673 569
Booking Holdings, Inc.(Ð)(Û) 317 1,094
Box, Inc. Class A(Æ)(Ð) 7,518 196
Broadcom, Inc. 908 1,181
CACI International, Inc. Class A(Æ) 87 35
Ciena Corp.(Æ) 3,237 150
Cirrus Logic, Inc.(Æ) 5,294 469
Cisco Systems, Inc. 4,506 212
Cognizant Technology Solutions Corp.
Class A 1,692 111
CommVault Systems, Inc.(Æ) 1,185 121
Dropbox, Inc. Class A(Æ)(Ð) 15,206 352
Dynatrace , Inc.(Æ)(Ð) 4,706 213
Electronic Arts, Inc. 1,365 173

See accompanying notes which are an integral part of the financial statements.
46 Sustainable Equity Fund
Russell Investment Company
Sustainable Equity Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
F5, Inc.(Æ) 432 71
Fortinet, Inc.(Æ)(Ð) 10,095 638
GoDaddy , Inc. Class A(Æ)(Ð) 4,609 564
Guidewire Software, Inc.(Æ)(Ð) 1,772 196
Hewlett Packard Enterprise Co. 2,281 39
HP, Inc.(Û) 14,337 403
Intel Corp. 25,668 782
International Business Machines Corp. 291 48
Intuit, Inc. 2,741 1,715
Jack Henry & Associates, Inc. 376 61
KBR, Inc.(Ð) 4,557 296
KLA Corp. 157 108
Lam Research Corp. 70 63
Lyft, Inc. Class A(Æ) 17,655 276
Manhattan Associates, Inc.(Æ) 1,201 247
Meta Platforms, Inc. Class A 4,270 1,837
Microchip Technology, Inc. 27,622 2,541
Microsoft Corp.(Û) 27,688 10,780
MSCI, Inc. Class A 1,325 617
N-Able, Inc.(Æ) 3,336 41
NetApp, Inc. 889 91
Nutanix , Inc. Class A(Æ) 9,730 591
NVIDIA Corp. 5,035 4,350
NXP Semiconductors NV 539 138
Oracle Corp. 10,598 1,206
Qorvo , Inc.(Æ) 429 50
QUALCOMM, Inc.(Û) 2,512 417
Qualys , Inc.(Æ) 693 114
Roper Technologies, Inc. 1,562 799
Salesforce, Inc. 7,117 1,914
SAP SE - ADR 7,386 1,338
ServiceNow , Inc.(Æ) 726 503
Skyworks Solutions, Inc. 895 95
Smartsheet , Inc. Class A(Æ) 3,437 130
Sonos , Inc.(Æ) 4,828 82
Spotify Technology SA(Æ) 1,556 436
Synopsys, Inc.(Æ) 760 403
Take-Two Interactive Software, Inc.(Æ) 261 37
Teradata Corp.(Æ)(Ð) 3,545 132
Teradyne, Inc.(Ð) 4,359 507
Texas Instruments, Inc. 1,163 205
Uber Technologies, Inc.(Æ)(Û) 12,271 813
Universal Display Corp. 242 38
VeriSign, Inc.(Æ) 2,781 471
Viavi Solutions, Inc. Class W(Æ) 8,604 68
Workday, Inc. Class A(Æ)(Û) 5,097 1,247
Yelp, Inc. Class A(Æ)(Ð) 3,207 129
Zoom Video Communications, Inc. Class
A(Æ)(Ð) 3,913 239
57,433
Utilities - 2.4%
American States Water Co. 1,375 97
AT&T, Inc.(Û) 48,212 814
Avangrid , Inc. 7,171 262
CNX Resources Corp.(Æ)(Ð) 2,936 69
ConocoPhillips 1,453 183
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Consolidated Edison, Inc. 416 39
DTE Energy Co. 3,873 427
Duke Energy Corp. 33 3
Edison International(Ð) 5,069 360
Eversource Energy 5,918 359
Exelon Corp.(Ð) 14,235 535
Iridium Communications, Inc. 2,142 66
Magnolia Oil & Gas Corp. Class A 5,421 136
NRG Energy, Inc. 6,351 462
ONE Gas, Inc. 1,683 109
Pinnacle West Capital Corp. 2,735 202
Verizon Communications, Inc. 3,923 155
WEC Energy Group, Inc. 5 —
4,278
Total Common Stocks
(cost $126,919) 184,682
Short-Term Investments - 4.9%
U.S. Cash Management Fund(@) 8,699,469 (∞) 8,695
Total Short-Term Investments
(cost $8,696) 8,695
Other Securities - 0.0%
U.S. Cash Collateral Fund(@)(×) 24,400 (∞)
24
Total Other Securities
(cost $24) 24
Total Investments - 108.2%
(identified cost $135,639) 193,401
Securities Sold Short - (8.4)%
Consumer Discretionary - (1.0)%
Acushnet Holdings Corp. (1,834) (112)
Advanced Energy Industries, Inc. (698) (67)
Atlanta Braves Holdings, Inc. Class C(Æ) (2,120) (79)
Boot Barn Holdings, Inc.(Æ) (571) (61)
Bright Horizons Family Solutions, Inc.(Æ) (291) (30)
Caesars Entertainment, Inc.(Æ) (4,968) (178)
Churchill Downs, Inc. (1,487) (192)
Crocs, Inc.(Æ) (761) (95)
FirstCash Holdings, Inc. (1,234) (139)
Group 1 Automotive, Inc. (272) (80)
Lithia Motors, Inc. Class A (554) (141)
Penn Entertainment, Inc.(Æ) (2,542) (42)
Raytheon Technologies Corp. (2,724) (277)
Topgolf Callaway Brands Corp.(Æ) (6,380) (102)
Warner Bros Discovery, Inc.(Æ) (21,806) (160)
(1,755)
Consumer Staples - (0.1)%
Kraft Heinz Co. (The) (4,651) (180)
Energy - (0.3)%

See accompanying notes which are an integral part of the financial statements.
Sustainable Equity Fund 47
Russell Investment Company
Sustainable Equity Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
ONEOK, Inc. (3,280) (260)
Patterson-UTI Energy, Inc. (7,052) (76)
Shoals Technologies Group, Inc. Class A(Æ) (2,986) (25)
Sitio Royalties Corp. Class A (3,377) (79)
Uranium Energy Corp.(Æ) (12,805) (86)
(526)
Financial Services - (1.8)%
AGNC Investment Corp.(ö) (18,841) (172)
Annaly Capital Management, Inc.(ö) (8,555) (160)
Apollo Global Management, Inc. (2,559) (277)
Arbor Realty Trust, Inc.(ö) (4,932) (63)
Ares Management Corp. Class A (570) (76)
Arthur J Gallagher & Co. (157) (37)
Berkshire Hathaway, Inc. Class B(Æ) (317) (126)
Blackstone, Inc. Class A (2,717) (317)
Cadence Bank (920) (26)
Columbia Banking System, Inc. (3,158) (59)
Erie Indemnity Co. Class A (334) (128)
First Financial Bankshares , Inc. (1,863) (55)
Glacier Bancorp, Inc. (1,652) (60)
Hannon Armstrong Sustainable
Infrastructure Capital, Inc. (2,015) (50)
Healthcare Realty Trust, Inc.(ö) (11,236) (160)
Iron Mountain, Inc.(ö) (3,494) (271)
Marsh & McLennan Cos., Inc. (804) (160)
New York Community Bancorp, Inc. (12,085) (32)
Old National Bancorp (7,379) (122)
Park National Corp. (571) (75)
Potlatch Corp.(ö) (1,551) (62)
ServisFirst Bancshares, Inc. (821) (49)
Starwood Property Trust, Inc.(ö) (4,018) (76)
T Rowe Price Group, Inc. (1,129) (124)
VICI Properties, Inc.(ö) (8,193) (234)
Webster Financial Corp. (3,088) (135)
Weyerhaeuser Co.(ö) (1,457) (44)
(3,150)
Health Care - (1.4)%
Acadia Healthcare Co., Inc.(Æ) (3,441) (254)
Amicus Therapeutics, Inc.(Æ) (2,217) (22)
Avantor , Inc.(Æ) (4,071) (99)
Axsome Therapeutics, Inc.(Æ) (308) (23)
Bio- Techne Corp. (2,075) (131)
CONMED Corp. (410) (28)
Crinetics Pharmaceuticals, Inc.(Æ) (501) (22)
Danaher Corp. (1,063) (262)
Ensign Group, Inc. (The) (1,411) (167)
Globus Medical, Inc. Class A(Æ) (4,815) (240)
Halozyme Therapeutics, Inc.(Æ) (1,381) (53)
ICU Medical, Inc.(Æ) (303) (30)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Immunovant , Inc.(Æ) (944) (26)
Integer Holdings Corp.(Æ) (522) (58)
LifeStance Health Group, Inc.(Æ) (10,348) (64)
Myriad Genetics, Inc.(Æ) (1,689) (33)
Neogen Corp.(Æ) (5,634) (69)
Nuvalent , Inc. Class A(Æ) (364) (25)
RadNet , Inc.(Æ) (1,647) (80)
Repligen Corp.(Æ) (646) (106)
Rocket Pharmaceuticals, Inc.(Æ) (1,092) (23)
Select Medical Holdings Corp. (1,938) (55)
Sotera Health Co.(Æ) (1,551) (17)
Surgery Partners, Inc.(Æ) (3,076) (77)
Tenet Healthcare Corp.(Æ) (955) (107)
Thermo Fisher Scientific, Inc. (462) (263)
TransMedics Group, Inc.(Æ) (250) (23)
Vaxcyte , Inc.(Æ) (1,266) (77)
(2,434)
Materials and Processing - (0.5)%
AAON, Inc. (793) (75)
Albemarle Corp. (965) (116)
Modine Manufacturing Co.(Æ) (809) (75)
Pool Corp. (628) (228)
Quaker Chemical Corp. (968) (180)
Rogers Corp.(Æ) (428) (51)
SPX Technologies, Inc.(Æ) (869) (106)
(831)
Producer Durables - (1.7)%
Amphenol Corp. Class A (2,904) (351)
ASGN, Inc.(Æ) (687) (66)
Badger Meter, Inc. (711) (130)
Bloom Energy Corp. Class A(Æ) (3,169) (35)
Brink's Co. (The) (1,036) (91)
Casella Waste Systems, Inc. Class A(Æ) (1,481) (134)
Cintas Corp. (437) (288)
Dorman Products, Inc.(Æ) (1,272) (111)
GATX Corp. (1,291) (158)
Hertz Global Holdings, Inc.(Æ) (4,706) (21)
Itron , Inc.(Æ) (748) (69)
JetBlue Airways Corp.(Æ) (7,254) (41)
Kirby Corp.(Æ) (219) (24)
Nordson Corp. (727) (188)
OSI Systems, Inc.(Æ) (544) (71)
RBC Bearings, Inc.(Æ) (981) (240)
S&P Global, Inc. (661) (275)
Standex International Corp. (261) (45)
Stericycle, Inc.(Æ) (1,786) (80)
Teledyne Technologies, Inc.(Æ) (620) (237)
TransDigm Group, Inc. (82) (102)
Union Pacific Corp. (1,079) (256)

See accompanying notes which are an integral part of the financial statements.
48 Sustainable Equity Fund
Russell Investment Company
Sustainable Equity Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Zurn Elkay Water Solutions Corp. (2,848) (89)
(3,102)
Technology - (1.1)%
Analog Devices, Inc. (1,384) (278)
Broadcom, Inc. (79) (103)
Entegris , Inc. (798) (106)
ePlus , Inc.(Æ) (742) (57)
Fiserv, Inc.(Æ) (1,892) (289)
Frontier Communications Parent, Inc.(Æ) (3,663) (85)
Gen Digital, Inc. (11,942) (240)
Motorola Solutions, Inc. (793) (269)
NetApp, Inc. (1,829) (187)
Plexus Corp.(Æ) (853) (86)
PTC, Inc.(Æ) (88) (15)
Sanmina Corp.(Æ) (934) (57)
Take-Two Interactive Software, Inc.(Æ) (1,260) (180)
Vishay Intertechnology , Inc. (4,180) (97)
(2,049)
Utilities - (0.5)%
Alliant Energy Corp. (4,983) (248)
Civitas Resources, Inc. (2,119) (153)
Cogent Communications Holdings, Inc. (1,360) (87)
Evergy , Inc. (3,898) (204)
MGE Energy, Inc. (775) (61)
Northern Oil and Gas, Inc. (2,388) (97)
Otter Tail Corp. (1,385) (118)
Permian Resources Corp. (1,999) (34)
(1,002)
Total Securities Sold Short
(proceeds $14,614) (15,029)
Other Assets and Liabilities,
Net - 0.2%
331
Net Assets - 100.0%
178,703

See accompanying notes which are an integral part of the financial statements.
Sustainable Equity Fund 49
Russell Investment Company
Sustainable Equity Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 35 USD 8,867 06/24 (109)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (109)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Consumer Discretionary $ 25,848 $ — $ —
$ —
$ 25,848 14 .5
Consumer Staples 12,924 — —
—
12,924 7 .2
Energy 4,169 — —
—
4,169 2 .3
Financial Services 22,751 — —
—
22,751 12 .7
Health Care 27,626 — —
—
27,626 15 .5
Materials and Processing 6,617 — —
—
6,617 3 .7
Producer Durables 23,036 — —
—
23,036 12 .9
Technology 57,433 — —
—
57,433 32 .1
Utilities 4,278 — —
—
4,278 2 .4
Short-Term Investments — — — 8,695 8,695 4 .9
Other Securities — — — 24 24 —
*
Total Investments 184,682 — — 8,719 193,401 108 .2
Securities Sold Short
**
(15,029) — — — (15,029) (8 .4)
Other Assets and Liabilities, Net
0 .2
100 .0
Other Financial Instruments
A
Liabilities
Futures Contracts (109) — — — (109) (0 .1)
Total Other Financial Instruments
***
$ (109) $ — $ — $ — $ (109)
*
Less than .05% of net assets.
**
Refer to Schedule of Investments for detailed sector breakout.
***
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2024, if any, see note 2 in the Notes to
Financial Statements.

See accompanying notes which are an integral part of the financial statements.
50 Sustainable Equity Fund
Russell Investment Company
Sustainable Equity Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of April 30, 2024, if any, were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.
Sustainable Equity Fund 51
Russell Investment Company
Sustainable Equity Fund
Fair Value of Derivative Instruments — April 30, 2024 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 109
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 1,203
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ 191
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Amounts in thousands
See accompanying notes which are an integral part of the financial statements.
52 Sustainable Equity Fund
Russell Investment Company
Sustainable Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2024 (Unaudited)
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 24 $ — $ 24
Total Financial and Derivative Assets
24 — 24
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 24 $ — $ 24
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 24 $ — $ 24 $ —
Total
$ 24 $ — $ 24 $ —

Amounts in thousands
See accompanying notes which are an integral part of the financial statements.
Sustainable Equity Fund 53
Russell Investment Company
Sustainable Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued
— April 30, 2024 (Unaudited)
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Short Sales Securities sold short, at fair value $ 15,029 $ — $ 15,029
Total Financial and Derivative Liabilities
15,029 — 15,029
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 15,029 $ — $ 15,029
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged^ Net Amount
State Street $ 15,029 $ — $ 15,029 $ —
Total
$ 15,029 $ — $ 15,029 $ —
*      Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Sustainable Equity Fund
See accompanying notes which are an integral part of the financial statements.
54 Sustainable Equity Fund
Statement of Assets and Liabilities — April 30, 2024 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 135,639
Investments, at fair value(*)(>) ....................................................................................................................................................
193,401
Receivables:
Dividends and interest ...................................................................................................................................................... 87
Dividends from affiliated funds ....................................................................................................................................... 31
Investments sold ............................................................................................................................................................... 1,913
Fund shares sold ............................................................................................................................................................... 70
From broker(a) ................................................................................................................................................................. 382
Prepaid expenses .......................................................................................................................................................................... 1
Total assets ...............................................................................................................................................................
195,88 5
Liabilities
Payables:
Due to custodian .............................................................................................................................................................. 8
Investments purchased ..................................................................................................................................................... 1,735
Fund shares redeemed ...................................................................................................................................................... 58
Accrued fees to affiliates .................................................................................................................................................. 116
Other accrued expenses .................................................................................................................................................... 10 3
Variation margin on futures contracts .............................................................................................................................. 109
Securities sold short, at fair value(‡) ........................................................................................................................................... 15,029
Payable upon return of securities loaned ..................................................................................................................................... 24
Total liabilities ...........................................................................................................................................................
17,18 2
Net Assets ...............................................................................................................................................................
$ 178,703

Russell Investment Company
Sustainable Equity Fund
See accompanying notes which are an integral part of the financial statements.
Sustainable Equity Fund 55
Statement of Assets and Liabilities, continued — April 30, 2024 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 61,361
Shares of beneficial interest .........................................................................................................................................................
40
Additional paid-in capital ............................................................................................................................................................
117,302
Net Assets ...............................................................................................................................................................
$ 178,703
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) .......................................................................................................................................... $ 44.77
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 47.50
Class A — Net assets ........................................................................................................................................................... $ 17,819,156
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 397,993
Net asset value per share: Class C (#) .......................................................................................................................................... $ 42.51
Class C — Net assets ........................................................................................................................................................... $ 20,680,854
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 486,548
Net asset value per share: Class S (#) .......................................................................................................................................... $ 44.99
Class S — Net assets ............................................................................................................................................................ $ 131,183,262
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 2,915,606
Net asset value per share: Class Y (#) .......................................................................................................................................... $ 44.82
Class Y — Net assets ........................................................................................................................................................... $ 9,019,426
Class Y — Shares outstanding ($.01 par value) ................................................................................................................... 201,227
Amounts in thousands
(*)     Securities on loan included in investments $ 24
(‡)     Proceeds on securities sold short $ 14,614
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 8,719
(a)   Receivable from Broker for Futures $ 382
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Sustainable Equity Fund
See accompanying notes which are an integral part of the financial statements.
56 Sustainable Equity Fund
Statement of Operations — For the Period Ended April 30, 2024 (Unaudited)
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 1,370
Dividends from affiliated funds ....................................................................................................................................... 191
Interest .............................................................................................................................................................................. 10
Securities lending income (net) ....................................................................................................................................... 1
Total investment income ..............................................................................................................................................................
1,572
Expenses
Advisory fees ................................................................................................................................................................... 499
Administrative fees .......................................................................................................................................................... 44
Custodian fees .................................................................................................................................................................. 54
Distribution fees - Class A ............................................................................................................................................... 22
Distribution fees - Class C ............................................................................................................................................... 79
Transfer agent fees - Class A ........................................................................................................................................... 18
Transfer agent fees - Class C ........................................................................................................................................... 21
Transfer agent fees - Class S ............................................................................................................................................ 134
Transfer agent fees - Class Y ........................................................................................................................................... —
*
Professional fees .............................................................................................................................................................. 35
Registration fees ............................................................................................................................................................... 30
Shareholder servicing fees - Class C ............................................................................................................................... 26
Trustees’ fees .................................................................................................................................................................... 4
Printing fees ..................................................................................................................................................................... 5
Dividends from securities sold short ................................................................................................................................ 170
Interest expense paid on securities sold short .................................................................................................................. 48
Miscellaneous .................................................................................................................................................................. 15
Expenses before reductions .............................................................................................................................................. 1,204
Expense reductions .......................................................................................................................................................... (102)
Net expenses ................................................................................................................................................................................
1,102
Net investment income (loss) .......................................................................................................................................................
470
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 7,463
Investments in affiliated funds ......................................................................................................................................... (1)
Futures contracts .............................................................................................................................................................. 1,203
Net realized gain (loss) ................................................................................................................................................................
8,665
Net change in unrealized appreciation (depreciation) on:
Investments   .................................................................................................................................................................... 21,743
Investments in affiliated funds ......................................................................................................................................... (1)
Futures contracts .............................................................................................................................................................. 191
Securities sold short ......................................................................................................................................................... (2,005)
Net change in unrealized appreciation (depreciation) ................................................................................................................. 19,928
Net realized and unrealized gain (loss) ........................................................................................................................................ 28,593
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 29,063
*      Less than $500.

Russell Investment Company
Sustainable Equity Fund
See accompanying notes which are an integral part of the financial statements.
Sustainable Equity Fund 57
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
April 30, 2024
(Unaudited)
Fiscal Year Ended
October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 470 $ 1,0 33
Net realized gain (loss) ....................................................................................................................... 8,665 13,8 99
Net change in unrealized appreciation (depreciation) ........................................................................ 19,928 (3,935)
Net increase (decrease) in net assets from operations .............................................................................. 29,063 10,997
Distributions
To shareholders
Class A .......................................................................................................................................... (1,149) (1,979)
Class C .......................................................................................................................................... (1,385) (2,417)
Class S .......................................................................................................................................... (8,682) (17,313)
Class Y .......................................................................................................................................... (607) (922)
Net decrease in net assets from distributions ............................................................................................ (11,823) (22,631)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (6,333) (34,663)
Total Net Increase (Decrease) in Net Assets ........................................................................
10,907 (46,297)
Net Assets
Beginning of period .................................................................................................................................. 167,796 214,093
End of period .............................................................................................................................................
$ 178,703 $ 167,796

Russell Investment Company
Sustainable Equity Fund
See accompanying notes which are an integral part of the financial statements.
58 Sustainable Equity Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2024 and October 31, 2023 were as follows:
2024 (Unaudited) 2023
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 6 $ 250 19 $ 818
Proceeds from reinvestment of distributions 26 1,135 50 1,956
Payments for shares redeemed (33) (1,482) (90) (3,769)
Net increase (decrease)
(1) (97) (21) (995)
Class C
Proceeds from shares sold 5 214 18 713
Proceeds from reinvestment of distributions 34 1,385 65 2,416
Payments for shares redeemed (42) (1,765) (125) (4,957)
Net increase (decrease)
(3) (166) (42) (1,828)
Class S
Proceeds from shares sold 55 2,460 83 3,486
Proceeds from reinvestment of distributions 195 8,458 424 16,602
Payments for shares redeemed (379) (16,845) (1,253) (52,615)
Net increase (decrease)
(129) (5,927) (746) (32,527)
Class Y
Proceeds from shares sold 1 40 1 67
Proceeds from reinvestment of distributions 14 607 24 922
Payments for shares redeemed (18) (790) (6) (302)
Net increase (decrease)
(3) (143) 19 687
Total increase (decrease)
(136) $ (6,333) (790) $ (34,663)

See accompanying notes which are an integral part of the financial statements.
60 Sustainable Equity Fund
Russell Investment Company
Sustainable Equity Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
April 30, 2024* 40.66 .08 6.97 7.05 (.09) (2.85)
October 31, 2023 43.52 .16 1.83 1.99 (.15) (4.70)
October 31, 2022 59.98 .11 (4.92) (4.81) (.09) (11.56)
October 31, 2021 51.21 .11 16.63 16.74 (.33) (7.64)
October 31, 2020 54.96 .25 2.34 2.59 (.25) (6.09)
October 31, 2019 52.52 .35 6.46 6.81 (.33) (4.04)
Class C
April 30, 2024* 38.80 (.08) 6.65 6.57 (.01) (2.85)
October 31, 2023 41.89 (.15) 1.76 1.61 — (4.70)
October 31, 2022 58.42 (.24) (4.73) (4.97) — (11.56)
October 31, 2021 50.27 (.29) 16.27 15.98 (.19) (7.64)
October 31, 2020 54.23 (.13) 2.30 2.17 (.04) (6.09)
October 31, 2019 52.01 (.04) 6.38 6.34 (.08) (4.04)
Class S
April 30, 2024* 40.82 .15 7.00 7.15 (.13) (2.85)
October 31, 2023 43.66 .28 1.83 2.11 (.25) (4.70)
October 31, 2022 60.11 .25 (4.93) (4.68) (.21) (11.56)
October 31, 2021 51.29 .28 16.65 16.93 (.47) (7.64)
October 31, 2020 55.06 .39 2.33 2.72 (.40) (6.09)
October 31, 2019 52.60 .50 6.47 6.97 (.47) (4.04)
Class Y
April 30, 2024* 40.66 .18 6.97 7.15 (.14) (2.85)
October 31, 2023 43.51 .35 1.82 2.17 (.32) (4.70)
October 31, 2022 59.95 .33 (4.92) (4.59) (.29) (11.56)
October 31, 2021 51.18 .37 16.60 16.97 (.56) (7.64)
October 31, 2020 54.95 .33 2.47 2.80 (.48) (6.09)
October 31, 2019 52.51 .57 6.46 7.03 (.55) (4.04)

See accompanying notes which are an integral part of the financial statements.
Sustainable Equity Fund 61
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(ǿ)(±)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(ɯ)
%
Ratio of Expenses
to Average
Net Assets,
Net
(Ƃ)(ɯ)(∆)
%
Ratio of Net
Investment Income
to Average
Net Assets
(Ƃ)(ɯ)
%
Portfolio
Turnover Rate
(ǿ)
(2.94) 44.77 17.59 17,819 1.45 1.36 .37 27
(4.85) 40.66 5.09 16,229 1.45 1.36 .38 68
(11.65) 43.52 (10.28) 18,283 1.37 1.29 .24 129
(7.97) 59.98 35.97 24,380 1.33 1.28 .21 131
(6.34) 51.21 4.75 19,682 1.42 1.38 .48 90
(4.37) 54.96 14.69 21,731 1.43 1.43 .68 71
(2.86) 42.51 17.17 20,681 2.20 2.11 (.38) 27
(4.70) 38.80 4.28 18,994 2.20 2.11 (.37) 68
(11.56) 41.89 (10.94) 22,260 2.12 2.04 (.52) 129
(7.83) 58.42 34.97 31,130 2.08 2.03 (.54) 131
(6.13) 50.27 3.96 26,788 2.17 2.13 (.27) 90
(4.12) 54.23 13.80 31,720 2.18 2.18 (.08) 71
(2.98) 44.99 17.76 131,183 1.20 1.07 .66 27
(4.95) 40.82 5.37 124,288 1.20 1.07 .67 68
(11.77) 43.66 (10.00) 165,484 1.12 1.00 .53 129
(8.11) 60.11 36.37 225,751 1.08 .99 .50 131
(6.49) 51.29 5.03 201,214 1.17 1.09 .77 90
(4.51) 55.06 15.03 242,569 1.19 1.15 .97 71
(2.99) 44.82 17.86 9,020 1.00 .91 .81 27
(5.02) 40.66 5.54 8,285 1.01 .92 .83 68
(11.85) 43.51 (9.86) 8,066 .92 .84 .69 129
(8.20) 59.95 36.57 11,331 .88 .83 .66 131
(6.57) 51.18 5.21 10,941 .90 .87 .64 90
(4.59) 54.95 15.19 142,970 .99 .99 1.10 71

Russell Investment Company
Sustainable Equity Fund
See accompanying notes which are an integral part of the financial statements.
62 Sustainable Equity Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates as of April 30, 2024 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 202 4 with underlying f unds which are, or were, an affiliat-
ed company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2024, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 62,447
Administrative fees 7,221
Distribution fees 16,772
Shareholder servicing fees 4,347
Transfer agent fees 24,142
Trustee fees 1,102
$ 116,031
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 6,244 $ 29,800 $ 27,347 $ (1) $ (1) $ 8,695 $ 191 $ —
U.S. Cash Collateral Fund 68 408 452 — — 24 1 —
$ 6,312 $ 30,208 $ 27,799 $ (1) $ (1) $ 8,719 $ 192 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 125,644,196 $ 58,763,884 $ (6,144,673) $ 52,619,211

U.S. Strategic Equity Fund 63
Russell Investment Company
U.S. Strategic Equity Fund
Shareholder Expense Example — April 30, 2024 (Unaudited)
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2023 to April 30, 2024 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account
values and actual expenses. You may use the information in
this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account
during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and
expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2024 $ 1,214.40 $ 1,019.29
Expenses Paid During Period* $ 6.17 $ 5.62
* Expenses are equal to the Fund's annualized expense ratio of 1.12%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2024 $ 1,209.90 $ 1,015.56
Expenses Paid During Period* $ 10.27 $ 9.37
* Expenses are equal to the Fund's annualized expense ratio of 1.87%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2024 $ 1,216.90 $ 1,021.03
Expenses Paid During Period* $ 4.24 $ 3.87
* Expenses are equal to the Fund's annualized expense ratio of 0.77%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

64 U.S. Strategic Equity Fund
Russell Investment Company
U.S. Strategic Equity Fund
Shareholder Expense Example, continued — April 30, 2024 (Unaudited)
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2024 $ 1,216.00 $ 1,020.54
Expenses Paid During Period* $ 4.79 $ 4.37
* Expenses are equal to the Fund's annualized expense ratio of 0.87%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2024 $ 1,217.30 $ 1,021.43
Expenses Paid During Period* $ 3.80 $ 3.47
* Expenses are equal to the Fund's annualized expense ratio of 0.69%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 65
Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 102.6%
Consumer Discretionary - 14.8%
Advance Auto Parts, Inc.(Ð) 56,854 4,149
Amazon.com, Inc.(Æ)(Û) 693,280 121,324
Atmus Filtration Technologies, Inc.(Æ) 211,964 6,420
Autoliv, Inc. 25,443 3,048
AutoZone, Inc.(Æ) 2,869 8,482
BorgWarner, Inc. 113,753 3,728
Chipotle Mexican Grill, Inc. Class A(Æ) 4,840 15,292
Comcast Corp. Class A 194,602 7,416
Costco Wholesale Corp. 29,859 21,585
Coursera, Inc.(Æ)(Ð) 65,844 673
Dick's Sporting Goods, Inc. 14,928 3,000
Dillard's, Inc. Class A 2,100 920
Domino's Pizza, Inc.(Û) 9,855 5,216
DR Horton, Inc. 36,600 5,215
Duolingo, Inc.(Æ) 2,805 633
eBay, Inc. 171,249 8,826
FactSet Research Systems, Inc. 7,420 3,093
Five Below, Inc.(Æ) 15,030 2,200
Foot Locker, Inc.(Ð) 30,439 635
Ford Motor Co.(Û) 491,536 5,972
Fox Corp. Class A(Ð) 148,200 4,596
Garmin, Ltd. 34,514 4,986
General Motors Co.(Û) 550,166 24,499
Genuine Parts Co. 18,211 2,863
Goodyear Tire & Rubber Co. (The)(Æ)(Ð) 83,163 995
Home Depot, Inc. (The) 20,848 6,968
Hubbell, Inc. Class B 9,398 3,482
Interpublic Group of Cos., Inc. (The)(Ð) 63,573 1,935
KB Home 24,316 1,575
Lear Corp. 28,624 3,603
Lennar Corp. Class A(Û) 62,136 9,421
Leonardo DRS, Inc.(Æ) 34,540 743
Lithia Motors, Inc. Class A 12,133 3,086
Live Nation Entertainment, Inc.(Æ) 136,795 12,162
Lowe's Cos., Inc. 43,833 9,994
Lululemon Athletica, Inc.(Æ)(Û) 21,552 7,772
Marriott International, Inc. Class A 18,764 4,431
McDonald's Corp. 45,427 12,403
MercadoLibre, Inc.(Æ)(Ð) 506 738
Netflix, Inc. Class B(Æ) 8,202 4,516
News Corp. Class A 137,158 3,264
Nike, Inc. Class B 105,092 9,696
NVR, Inc.(Æ)(Ð)(Û) 1,596 11,872
Omnicom Group, Inc.(Ð) 77,599 7,204
O'Reilly Automotive, Inc.(Æ) 13,099 13,273
Paramount Global Class B(Ð) 122,165 1,391
Peloton Interactive, Inc. Class A(Æ)(Ð) 143,127 445
Petco Health & Wellness Co., Inc.(Æ)(Ð) 75,900 114
Ross Stores, Inc. 45,145 5,849
Skechers USA, Inc. Class A(Æ) 41,430 2,736
Starbucks Corp. 37,107 3,284
Target Corp. 41,715 6,715
Tesla, Inc.(Æ) 50,233 9,207
Texas Roadhouse, Inc. Class A 29,375 4,723
TJX Cos., Inc. (The) 81,016 7,623
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Tractor Supply Co. 9,596 2,621
Tri Pointe Homes, Inc.(Æ) 24,115 889
Ulta Beauty, Inc.(Æ) 6,279 2,542
Walmart, Inc. 111,815 6,636
Walt Disney Co. (The) 67,702 7,522
Wayfair, Inc. Class A(Æ) 84,015 4,213
460,414
Consumer Staples - 4.1%
Archer-Daniels-Midland Co.(Û) 226,603 13,292
Boston Beer Co., Inc. Class A(Æ) 3,383 942
Church & Dwight Co., Inc. 42,912 4,630
Coca-Cola Co. (The) 78,025 4,819
Conagra Brands, Inc. 282,061 8,682
CVS Health Corp. 228,666 15,483
Hershey Co. (The) 14,633 2,838
Kenvue, Inc. 120,415 2,266
Kroger Co. (The) 214,551 11,882
Molson Coors Beverage Co. Class B 40,566 2,323
Mondelez International, Inc. Class A 102,549 7,377
Monster Beverage Corp.(Æ) 292,550 15,637
PepsiCo, Inc. 36,352 6,395
Philip Morris International, Inc. 25,729 2,443
Procter & Gamble Co. (The) 59,637 9,733
Tyson Foods, Inc. Class A(Û) 256,891 15,580
Walgreens Boots Alliance, Inc. 105,405 1,869
WK Kellogg Co.(Ð) 50,702 1,183
127,374
Energy - 4.4%
Baker Hughes Co. 283,914 9,261
BP PLC - ADR 208,839 8,097
Canadian Natural Resources, Ltd. 58,684 4,449
Chevron Corp. 84,313 13,597
Coterra Energy, Inc. 115,153 3,151
CVR Energy, Inc.(Ð) 10,954 333
Devon Energy Corp. 60,136 3,078
Eaton Corp. PLC 57,424 18,276
EOG Resources, Inc. 22,522 2,976
Exxon Mobil Corp. 166,132 19,648
HF Sinclair Corp. 32,895 1,785
Kinder Morgan, Inc. 150,830 2,757
Marathon Oil Corp.(Ð) 59,505 1,598
Marathon Petroleum Corp.(Û) 62,857 11,422
Occidental Petroleum Corp. 47,538 3,144
Par Pacific Holdings, Inc.(Æ) 14,663 452
Phillips 66(Ð) 53,407 7,648
Shell PLC - ADR 88,836 6,366
TechnipFMC PLC 78,639 2,015
Valero Energy Corp. 84,338 13,483
Williams Cos., Inc. (The) 62,180 2,385
135,921
Financial Services - 14.6%
AerCap Holdings Ltd. / AerCap Global
Aviation Trust 129,492 10,941

See accompanying notes which are an integral part of the financial statements.
66 U.S. Strategic Equity Fund
Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Affiliated Managers Group, Inc. 17,613 2,749
Aflac, Inc. 64,429 5,390
Allstate Corp. (The)(Û) 75,386 12,820
American Express Co. 61,528 14,399
American Tower Corp.(ö) 11,497 1,972
Ameriprise Financial, Inc. 20,092 8,274
Apollo Global Management, Inc. 98,452 10,670
Axis Capital Holdings, Ltd. 29,398 1,803
Bank of America Corp. 319,543 11,826
Bank of New York Mellon Corp. (The)(Û) 152,805 8,632
Berkshire Hathaway, Inc. Class B(Æ) 51,267 20,339
BlackRock, Inc. Class A 4,288 3,236
BOK Financial Corp. 11,834 1,050
Brighthouse Financial, Inc.(Æ) 41,253 1,990
Camden Property Trust(Ð)(ö) 29,979 2,988
Carlyle Group, Inc. (The) 251,043 11,247
CBRE Group, Inc. Class A(Æ) 43,267 3,760
Charles Schwab Corp. (The) 55,300 4,089
Chubb, Ltd. 17,411 4,329
Cincinnati Financial Corp. 20,360 2,355
Citigroup, Inc. 322,396 19,773
CME Group, Inc. Class A 9,277 1,945
CNA Financial Corp. 2,624 115
CNO Financial Group, Inc. 18,476 487
Comerica, Inc.(Ð) 68,285 3,426
Corebridge Financial, Inc. 138,293 3,673
Cullen/Frost Bankers, Inc.(Ð) 24,401 2,546
Enact Holdings, Inc. 2,624 78
Equinix, Inc.(ö) 3,063 2,178
Equity Commonwealth(Æ)(Ð)(ö) 89,034 1,667
Essex Property Trust, Inc.(Ð)(ö) 15,027 3,700
Evercore, Inc. Class A 25,169 4,568
Everest Re Group, Ltd. 3,552 1,302
First American Financial Corp. 45,820 2,455
First Horizon Corp.(Û) 161,460 2,409
Gaming and Leisure Properties, Inc.(ö) 46,645 1,993
Globe Life, Inc. 21,838 1,663
Goldman Sachs Group, Inc. (The) 11,073 4,725
Hanover Insurance Group, Inc. (The)(Ð) 36,886 4,789
Hartford Financial Services Group, Inc. 35,908 3,479
Howard Hughes Corp. (The)(Æ)(Ð) 62,573 4,077
Interactive Brokers Group, Inc. Class A 31,896 3,672
Intercontinental Exchange, Inc. 17,656 2,273
JPMorgan Chase & Co. 115,696 22,184
KeyCorp(Û) 258,003 3,738
Kinsale Capital Group, Inc. 3,983 1,447
LPL Financial Holdings, Inc.(Ð) 6,545 1,761
Marsh & McLennan Cos., Inc. 12,163 2,426
MasterCard, Inc. Class A(Û) 119,849 54,076
Morgan Stanley 141,007 12,809
Northern Trust Corp. 28,190 2,323
NU Holdings, Ltd. Class A(Æ) 493,839 5,363
Park Hotels & Resorts, Inc.(ö) 19,243 310
PennyMac Financial Services, Inc. 2,543 218
Pinnacle Financial Partners, Inc.(Ð) 17,525 1,344
Popular, Inc. 38,507 3,273
Progressive Corp. (The) 47,273 9,845
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Prologis, LP(ö) 57,510 5,869
Public Storage(ö) 8,042 2,087
Raymond James Financial, Inc. 31,777 3,877
Reinsurance Group of America, Inc. Class A 32,009 5,985
RLI Corp.(Ð) 7,784 1,100
Robinhood Markets, Inc. Class A(Æ)(Ð) 170,918 2,818
Ryan Specialty Holdings, Inc. Class A(Ð) 5,038 249
SLM Corp. 168,275 3,566
Synchrony Financial 157,520 6,928
TPG, Inc. 38,213 1,647
Travelers Cos., Inc. (The)(Û) 81,352 17,260
US Bancorp 236,333 9,602
Virtu Financial, Inc. Class A(Ð) 45,120 979
Visa, Inc. Class A 40,957 11,001
Wells Fargo & Co. 339,999 20,169
Weyerhaeuser Co.(ö) 92,722 2,797
Willis Towers Watson PLC 21,664 5,441
WR Berkley Corp. 108,334 8,338
452,682
Health Care - 13.2%
10X Genomics, Inc. Class A(Æ) 115,656 3,386
Abbott Laboratories 48,143 5,102
AbbVie, Inc. 100,509 16,347
Agilent Technologies, Inc. 84,865 11,630
Align Technology, Inc.(Æ) 17,918 5,060
Alnylam Pharmaceuticals, Inc.(Æ)(Û) 6,444 928
Amgen, Inc. 16,508 4,522
Baxter International, Inc. 108,008 4,360
Biogen, Inc.(Æ) 10,656 2,289
Boston Scientific Corp.(Æ) 42,610 3,062
Bristol-Myers Squibb Co. 379,736 16,686
Cardinal Health, Inc.(Ð) 43,290 4,461
Centene Corp.(Æ) 107,125 7,827
Cigna Group (The) 21,189 7,565
Corcept Therapeutics, Inc.(Æ)(Ð) 53,237 1,241
Danaher Corp. 23,592 5,818
DaVita HealthCare Partners, Inc.(Æ) 3,369 468
Dentsply Sirona, Inc. 120,749 3,624
Doximity, Inc. Class A(Æ)(Ð) 35,998 874
Elevance Health, Inc.(Û) 31,695 16,753
Eli Lilly & Co. 28,533 22,287
Encompass Health Corp. 55,913 4,662
Exelixis, Inc.(Æ) 234,290 5,496
Gilead Sciences, Inc. 67,390 4,394
GSK PLC - ADR 150,817 6,250
HCA Healthcare, Inc. 13,519 4,188
Henry Schein, Inc.(Æ) 37,700 2,612
Humana, Inc. 24,500 7,401
Illumina, Inc.(Æ)(Û) 29,905 3,680
Incyte Corp.(Æ)(Û) 81,017 4,217
Inspire Medical Systems, Inc.(Æ) 26,095 6,306
Intuitive Surgical, Inc.(Æ) 28,884 10,705
Ionis Pharmaceuticals, Inc.(Æ) 46,679 1,926
Jazz Pharmaceuticals PLC(Æ) 32,781 3,631
Johnson & Johnson 87,523 12,655
Koninklijke Philips NV(Æ)(Ñ) 191,184 5,076

See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 67
Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
McKesson Corp. 18,513 9,945
Medtronic PLC 109,685 8,801
Merck & Co., Inc. 66,708 8,620
Molina Healthcare, Inc.(Æ)(Ð) 19,354 6,621
Neurocrine Biosciences, Inc.(Æ)(Ð)(Û) 23,670 3,256
Novocure, Ltd.(Æ)(Ð) 62,669 767
Organon & Co. 152,369 2,836
Pfizer, Inc. 281,659 7,216
Premier, Inc. Class A(Ð) 14,004 292
PTC Therapeutics, Inc.(Æ)(Ð) 71,546 2,300
Qiagen NV(Æ) 81,304 3,442
QuidelOrtho Corp.(Æ) 115,748 4,694
Regeneron Pharmaceuticals, Inc.(Æ) 16,096 14,336
Royalty Pharma PLC Class A 145,694 4,036
Sanofi SA - ADR 65,372 3,218
Sarepta Therapeutics, Inc.(Æ)(Ð) 29,839 3,779
Solventum Corp.(Æ) 8,640 562
Stryker Corp. 31,774 10,692
Tandem Diabetes Care, Inc.(Æ)(Ð) 57,135 2,096
Thermo Fisher Scientific, Inc. 9,021 5,130
Ultragenyx Pharmaceutical, Inc.(Æ) 31,395 1,336
UnitedHealth Group, Inc. 93,649 45,298
Veeva Systems, Inc. Class A(Æ) 42,212 8,382
Vertex Pharmaceuticals, Inc.(Æ) 23,544 9,248
Viatris, Inc. 263,239 3,046
West Pharmaceutical Services, Inc. 6,263 2,239
Zoetis, Inc. Class A 62,261 9,914
409,591
Materials and Processing - 3.9%
Boise Cascade Co. 11,636 1,539
Builders FirstSource, Inc.(Æ) 40,204 7,350
Carrier Global Corp. 76,291 4,691
Copart, Inc.(Æ) 304,291 16,526
Crown Holdings, Inc. 44,796 3,676
Dow, Inc.(Ð)(Û) 12,000 683
DuPont de Nemours, Inc.(Ð)(Û) 85,193 6,176
Eastman Chemical Co.(Û) 15,941 1,505
Fastenal Co. 58,559 3,979
FMC Corp. 112,217 6,622
Freeport-McMoRan, Inc. 146,590 7,321
Huntsman Corp. 119,088 2,841
Lennox International, Inc.(Ð)(Û) 5,628 2,608
Linde PLC 28,179 12,426
Louisiana-Pacific Corp.(Ð) 48,532 3,552
Martin Marietta Materials, Inc. 19,795 11,621
Nucor Corp. 25,945 4,373
Packaging Corp. of America 22,481 3,889
Southern Copper Corp. 33,278 3,883
Trane Technologies PLC 22,152 7,030
United States Steel Corp. 13,500 493
Vulcan Materials Co. 30,553 7,871
120,655
Producer Durables - 8.5%
3M Co. 34,562 3,336
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
AECOM(Ð) 54,571 5,040
AGCO Corp.(Ð) 34,982 3,995
Alaska Air Group, Inc.(Æ) 84,725 3,645
Allison Transmission Holdings, Inc. Class A 7,499 552
Ametek, Inc. 20,023 3,497
Amphenol Corp. Class A 38,694 4,673
AO Smith Corp. 32,267 2,673
Block, Inc. Class A(Æ) 22,613 1,651
Chart Industries, Inc.(Æ) 32,191 4,637
Cintas Corp. 5,828 3,837
CNH Industrial NV(Ð) 301,632 3,439
Corpay, Inc.(Æ) 11,118 3,359
CoStar Group, Inc.(Æ) 76,659 7,017
CSX Corp. 316,357 10,509
Cummins, Inc. 17,628 4,980
Deere & Co. 23,086 9,036
Delta Air Lines, Inc. 160,116 8,017
Donaldson Co., Inc. 51,207 3,697
Dover Corp. 21,225 3,806
EMCOR Group, Inc. 10,860 3,879
Emerson Electric Co. 46,053 4,964
Expeditors International of Washington, Inc. 31,657 3,524
FedEx Corp. 33,050 8,652
Fluor Corp.(Æ) 10,766 434
Fortive Corp. 36,111 2,718
FTI Consulting, Inc.(Æ) 12,781 2,733
General Dynamics Corp. 16,037 4,604
Global Payments, Inc. 65,469 8,038
Howmet Aerospace, Inc. 66,527 4,441
Illinois Tool Works, Inc. 8,983 2,193
Insperity, Inc.(Ð) 22,734 2,340
JB Hunt Transport Services, Inc.(Ð) 54,560 8,870
Keysight Technologies, Inc.(Æ) 14,574 2,156
Landstar System, Inc.(Ð) 40,801 7,116
Littelfuse, Inc. 9,059 2,089
Magna International, Inc. Class A 38,815 1,855
ManpowerGroup, Inc. 23,473 1,771
NEXTracker, Inc. Class A(Æ) 45,849 1,962
Nordson Corp. 10,014 2,585
Northrop Grumman Corp. 21,207 10,286
Old Dominion Freight Line, Inc. 57,082 10,372
Oshkosh Corp. 41,736 4,686
Otis Worldwide Corp.(Ð)(Û) 78,423 7,152
PACCAR Financial Corp. 36,332 3,855
Paychex, Inc. 24,346 2,893
Pentair PLC 48,085 3,803
Phinia, Inc.(Ð) 38,575 1,504
Regal Rexnord Corp. 20,024 3,231
Robert Half, Inc.(Ð) 47,869 3,310
Rollins, Inc. 56,595 2,522
RXO, Inc.(Æ)(Ð) 60,519 1,144
Schneider National, Inc. Class B(Ð) 68,200 1,410
Snap-on, Inc. 17,312 4,639
TransUnion(Ð) 47,914 3,498
TriNet Group, Inc.(Ð) 20,132 2,021
U-Haul Holding Co.(Æ) 7,240 458
United Parcel Service, Inc. Class B 15,549 2,293

See accompanying notes which are an integral part of the financial statements.
68 U.S. Strategic Equity Fund
Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
United Rentals, Inc. 4,350 2,906
Veralto Corp.(Ð)(Û) 55,939 5,240
Vontier Corp. 94,421 3,836
Waste Management, Inc. 15,292 3,181
WW Grainger, Inc. 4,827 4,447
XPO, Inc.(Æ) 39,319 4,225
Xylem, Inc. 21,732 2,840
264,072
Technology - 35.3%
Accenture PLC Class A 93,608 28,168
Adobe, Inc.(Æ) 10,843 5,018
Advanced Micro Devices, Inc.(Æ) 113,006 17,898
Airbnb, Inc. Class A(Æ)(Û) 48,669 7,717
Alphabet, Inc. Class A 636,006 103,529
Alphabet, Inc. Class C 140,761 23,175
Amkor Technology, Inc. 33,530 1,085
Analog Devices, Inc. 24,604 4,936
Appfolio, Inc. Class A(Æ)(Ð) 2,538 576
Apple, Inc.(Û) 824,241 140,393
Applied Materials, Inc. 17,646 3,505
Arista Networks, Inc.(Æ) 7,243 1,858
ASML Holding NV Class G 2,623 2,289
Atlassian Corp. Class A(Æ)(Ð) 34,924 6,017
Avnet, Inc. 57,242 2,797
Bill.com Holdings, Inc.(Æ)(Ð) 13,887 866
Booking Holdings, Inc.(Û) 3,363 11,609
Box, Inc. Class A(Æ)(Ð) 96,485 2,511
Broadcom, Inc. 7,139 9,283
CACI International, Inc. Class A(Æ) 7,138 2,871
Cadence Design Systems, Inc.(Æ) 16,673 4,596
CDW Corp. 13,804 3,339
Cirrus Logic, Inc.(Æ)(Ð) 28,162 2,494
Cisco Systems, Inc. 319,868 15,027
Cognizant Technology Solutions Corp.
Class A 66,132 4,344
CommVault Systems, Inc.(Æ) 33,281 3,410
Conduent, Inc. Class A(Æ)(Ð) 57,332 1,612
Crowdstrike Holdings, Inc. Class A(Æ) 23,051 6,743
Datadog, Inc. Class A(Æ) 6,294 790
DigitalOcean Holdings, Inc.(Æ)(Ð) 40,364 1,326
DocuSign, Inc.(Æ) 54,697 3,096
Dropbox, Inc. Class A(Æ)(Ð) 159,198 3,687
DXC Technology Co.(Æ) 68,027 1,326
EPAM Systems, Inc.(Æ) 10,231 2,407
Etsy, Inc.(Æ)(Ð) 16,256 1,116
Five9, Inc.(Æ)(Ð) 8,066 464
Fortinet, Inc.(Æ)(Ð) 131,175 8,288
Gitlab, Inc. Class A(Æ) 1,689 89
Guidewire Software, Inc.(Æ) 45,714 5,047
Hewlett Packard Enterprise Co. 278,924 4,742
HP, Inc. 289,947 8,145
Intel Corp.(Û) 364,167 11,096
International Business Machines Corp. 25,848 4,296
Intuit, Inc. 37,470 23,442
KBR, Inc.(Ð) 71,694 4,656
Kyndryl Holdings, Inc.(Æ)(Ð) 105,889 2,082
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Lam Research Corp. 16,931 15,143
Lattice Semiconductor Corp.(Æ) 35,337 2,424
Lyft, Inc. Class A(Æ) 239,021 3,738
Maplebear, Inc.(Æ) 33,947 1,159
Marvell Technology, Inc. 58,902 3,882
Meta Platforms, Inc. Class A 93,206 40,094
Micron Technology, Inc. 115,785 13,079
Microsoft Corp. 556,795 216,777
N-Able, Inc.(Æ) 17,018 209
NetApp, Inc. 50,013 5,112
Nutanix, Inc. Class A(Æ) 45,764 2,778
NVIDIA Corp. 138,183 119,393
NXP Semiconductors NV 46,034 11,793
ON Semiconductor Corp.(Æ) 71,134 4,991
Oracle Corp. 97,000 11,034
Palo Alto Networks, Inc.(Æ) 44,777 13,025
Paycom Software, Inc.(Ð) 9,719 1,827
Playtika Holding Corp. 82,435 598
Procore Technologies, Inc.(Æ)(Ð) 51,667 3,535
Qorvo, Inc.(Æ) 33,792 3,948
QUALCOMM, Inc. 3,795 629
RingCentral, Inc. Class A(Æ) 30,672 909
Roblox Corp. Class A(Æ)(Ð) 89,918 3,198
Roku, Inc.(Æ)(Ð) 6,845 395
Roper Technologies, Inc. 7,082 3,622
Salesforce, Inc. 80,394 21,621
Seagate Technology Holdings PLC 42,827 3,679
SentinelOne, Inc. Class A(Æ) 104,578 2,210
ServiceNow, Inc.(Æ) 19,075 13,225
Silicon Laboratories, Inc.(Æ)(Ð) 13,526 1,643
Skyworks Solutions, Inc. 29,543 3,149
Smartsheet, Inc. Class A(Æ)(Ð) 74,248 2,809
Snap, Inc. Class A(Æ)(Ð) 49,653 747
Sonos, Inc.(Æ) 111,682 1,887
Spotify Technology SA(Æ) 32,776 9,192
Squarespace, Inc. Class A(Æ) 19,624 684
Synopsys, Inc.(Æ) 8,020 4,255
Tenable Holdings, Inc.(Æ) 32,051 1,441
Teradata Corp.(Æ)(Ð) 53,750 1,994
Teradyne, Inc.(Ð) 72,382 8,419
Texas Instruments, Inc. 93,541 16,503
Twilio, Inc. Class A(Æ)(Ð) 7,960 477
Uber Technologies, Inc.(Æ) 81,894 5,427
VeriSign, Inc.(Æ) 29,148 4,940
Workday, Inc. Class A(Æ) 17,486 4,279
1,095,634
Utilities - 3.8%
AT&T, Inc. 726,585 12,272
ConocoPhillips 133,494 16,770
DTE Energy Co.(Ð)(Û) 40,658 4,485
Edison International 74,294 5,279
Exelon Corp.(Ð)(Û) 346,301 13,014
FirstEnergy Corp. 135,074 5,179
Gulfport Energy Corp.(Æ) 7,651 1,214
Iridium Communications, Inc.(Û) 50,759 1,563
Magnolia Oil & Gas Corp. Class A 18,371 461

See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 69
Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
NextEra Energy, Inc. 132,993 8,907
NRG Energy, Inc. 170,650 12,401
PG&E Corp. 488,802 8,363
Pinnacle West Capital Corp. 36,280 2,672
T-Mobile USA, Inc. 59,769 9,812
Verizon Communications, Inc. 128,092 5,058
Vistra Corp.(Û) 145,088 11,004
118,454
Total Common Stocks
(cost $2,124,888) 3,184,797
Short-Term Investments - 2.6%
U.S. Cash Management Fund(@) 82,316,614 (∞) 82,275
Total Short-Term Investments
(cost $82,282) 82,275
Other Securities - 0.2%
U.S. Cash Collateral Fund(@)(×) 5,103,925 (∞)
5,104
Total Other Securities
(cost $5,104) 5,104
Total Investments - 105.4%
(identified cost $2,212,274) 3,272,176
Securities Sold Short - (5.2)%
Consumer Discretionary - (0.7)%
Acushnet Holdings Corp. (25,701) (1,567)
Advanced Energy Industries, Inc. (15,613) (1,496)
Atlanta Braves Holdings, Inc. Class C(Æ) (8,353) (313)
Churchill Downs, Inc. (21,141) (2,727)
Crocs, Inc.(Æ) (5,288) (658)
FirstCash Holdings, Inc. (13,573) (1,534)
Freshpet, Inc.(Æ) (24,438) (2,592)
Group 1 Automotive, Inc. (5,819) (1,711)
Joby Aviation, Inc.(Æ) (96,056) (485)
Kontoor Brands, Inc. (19,358) (1,201)
LGI Homes, Inc.(Æ) (11,102) (998)
Lithia Motors, Inc. Class A (9,411) (2,394)
Topgolf Callaway Brands Corp.(Æ) (121,162) (1,941)
Warner Bros Discovery, Inc.(Æ) (334,987) (2,466)
(22,083)
Consumer Staples - (0.0)%
Krispy Kreme, Inc. (79,100) (1,001)
Energy - (0.1)%
Shoals Technologies Group, Inc. Class A(Æ) (98,048) (828)
Sitio Royalties Corp. Class A (41,035) (954)
Sunrun, Inc.(Æ) (50,526) (520)
Uranium Energy Corp.(Æ) (135,366) (914)
(3,216)
Financial Services - (0.9)%
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Affirm Holdings, Inc.(Æ) (3,512) (112)
AGNC Investment Corp.(ö) (56,523) (517)
Apollo Global Management, Inc. (27,714) (3,004)
Arbor Realty Trust, Inc.(ö) (106,595) (1,368)
BGC Group, Inc. Class A (172,431) (1,350)
Columbia Banking System, Inc. (89,572) (1,685)
Erie Indemnity Co. Class A (3,139) (1,201)
First Financial Bankshares, Inc. (57,642) (1,704)
Glacier Bancorp, Inc. (79,803) (2,887)
Hannon Armstrong Sustainable
Infrastructure Capital, Inc. (78,854) (1,972)
Healthcare Realty Trust, Inc.(ö) (170,135) (2,421)
Iron Mountain, Inc.(ö) (40,355) (3,128)
New York Community Bancorp, Inc. (262,441) (696)
Old National Bancorp (166,083) (2,747)
Park National Corp. (2,068) (272)
ServisFirst Bancshares, Inc. (20,512) (1,209)
SoFi Technologies, Inc.(Æ) (20,739) (141)
Webster Financial Corp. (24,008) (1,052)
(27,466)
Health Care - (0.8)%
Acadia Healthcare Co., Inc.(Æ) (27,198) (2,011)
Apollo Medical Holdings, Inc.(Æ) (16,311) (606)
Axsome Therapeutics, Inc.(Æ) (3,002) (221)
Azenta, Inc.(Æ) (12,953) (679)
Bio-Techne Corp. (21,841) (1,381)
Crinetics Pharmaceuticals, Inc.(Æ) (31,222) (1,368)
Ensign Group, Inc. (The) (11,337) (1,342)
Exact Sciences Corp.(Æ) (1,125) (67)
Globus Medical, Inc. Class A(Æ) (54,191) (2,698)
Halozyme Therapeutics, Inc.(Æ) (35,762) (1,362)
ICU Medical, Inc.(Æ) (15,021) (1,471)
LifeStance Health Group, Inc.(Æ) (112,905) (698)
Neogen Corp.(Æ) (120,364) (1,484)
NeoGenomics, Inc.(Æ) (50,550) (704)
RadNet, Inc.(Æ) (36,720) (1,781)
Repligen Corp.(Æ) (17,508) (2,875)
Rocket Pharmaceuticals, Inc.(Æ) (39,089) (841)
Select Medical Holdings Corp. (23,490) (666)
Sotera Health Co.(Æ) (44,864) (502)
Surgery Partners, Inc.(Æ) (19,272) (481)
TransMedics Group, Inc.(Æ) (3,281) (309)
Vaxcyte, Inc.(Æ) (22,950) (1,390)
(24,937)
Materials and Processing - (0.2)%
AAON, Inc. (37,725) (3,550)
Pool Corp. (3,425) (1,242)
Quaker Chemical Corp. (3,911) (729)
Rogers Corp.(Æ) (7,053) (840)

See accompanying notes which are an integral part of the financial statements.
70 U.S. Strategic Equity Fund
Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
SPX Technologies, Inc.(Æ) (4,606) (561)
(6,922)
Producer Durables - (0.9)%
AeroVironment, Inc.(Æ) (7,510) (1,200)
Amphenol Corp. Class A (17,403) (2,102)
Badger Meter, Inc. (15,645) (2,862)
Casella Waste Systems, Inc. Class A(Æ) (30,643) (2,770)
Dorman Products, Inc.(Æ) (12,615) (1,103)
GATX Corp. (20,679) (2,530)
Itron, Inc.(Æ) (19,828) (1,827)
JetBlue Airways Corp.(Æ) (196,590) (1,117)
Kratos Defense & Security Solutions, Inc.
(Æ) (64,546) (1,150)
OSI Systems, Inc.(Æ) (10,950) (1,439)
Stericycle, Inc.(Æ) (1,526) (68)
Teledyne Technologies, Inc.(Æ) (7,019) (2,678)
Union Pacific Corp. (11,079) (2,627)
Zurn Elkay Water Solutions Corp. (90,043) (2,817)
(26,290)
Technology - (1.4)%
Advanced Micro Devices, Inc.(Æ) (6,058) (959)
Analog Devices, Inc. (15,111) (3,031)
Bentley Systems, Inc. Class B (4,231) (222)
Broadcom, Inc. (835) (1,086)
Coherent Corp.(Æ) (48,566) (2,653)
Entegris, Inc. (25,264) (3,358)
Envestnet, Inc.(Æ) (17,363) (1,078)
ePlus, Inc.(Æ) (21,143) (1,625)
Fiserv, Inc.(Æ) (20,176) (3,080)
Frontier Communications Parent, Inc.(Æ) (29,435) (681)
Gen Digital, Inc. (134,703) (2,713)
Marvell Technology, Inc. (44,303) (2,920)
MKS Instruments, Inc. (13,175) (1,568)
Motorola Solutions, Inc. (7,143) (2,423)
Onto Innovation, Inc.(Æ) (10,147) (1,882)
Plexus Corp.(Æ) (6,608) (667)
PTC, Inc.(Æ) (5,938) (1,054)
Sanmina Corp.(Æ) (44,192) (2,681)
Take-Two Interactive Software, Inc.(Æ) (17,030) (2,432)
Veeco Instruments, Inc.(Æ) (21,265) (752)
ViaSat, Inc.(Æ) (112,938) (1,797)
Vishay Intertechnology, Inc. (122,085) (2,825)
Wolfspeed, Inc.(Æ) (63,146) (1,707)
(43,194)
Utilities - (0.2)%
Civitas Resources, Inc. (25,296) (1,820)
Cogent Communications Holdings, Inc. (32,493) (2,085)
MGE Energy, Inc. (6,866) (538)
Northern Oil and Gas, Inc. (18,431) (752)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Otter Tail Corp. (25,845) (2,206)
(7,401)
Total Securities Sold Short
(proceeds $154,489) (162,510)
Other Assets and Liabilities,
Net - (0.2)%
(5,532)
Net Assets - 100.0%
3,104,134

See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 71
Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 333 USD 84,366 06/24 (2,103)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (2,103)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Consumer Discretionary $ 460,414 $ — $ —
$ —
$ 460,414 14 .8
Consumer Staples 127,374 — —
—
127,374 4 .1
Energy 135,921 — —
—
135,921 4 .4
Financial Services 452,682 — —
—
452,682 14 .6
Health Care 409,591 — —
—
409,591 13 .2
Materials and Processing 120,655 — —
—
120,655 3 .9
Producer Durables 264,072 — —
—
264,072 8 .5
Technology 1,095,634 — —
—
1,095,634 35 .3
Utilities 118,454 — —
—
118,454 3 .8
Short-Term Investments — — — 82,275 82,275 2 .6
Other Securities — — — 5,104 5,104 0 .2
Total Investments 3,184,797 — — 87,379 3,272,176 105 .4
Securities Sold Short
*
(162,510) — — — (162,510) (5 .2)
Other Assets and Liabilities, Net
(0 .2)
100 .0
Other Financial Instruments
Liabilities
Futures Contracts (2,103) — — — (2,103) (0 .1)
Total Other Financial Instruments
**
$ (2,103) $ — $ — $ — $ (2,103)
*
Refer to Schedule of Investments for detailed sector breakout.
**
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2024, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of April 30, 2024, if any, were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.
72 U.S. Strategic Equity Fund
Russell Investment Company
U.S. Strategic Equity Fund
Fair Value of Derivative Instruments — April 30, 2024 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 2,103
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 16,008
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ 106
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Amounts in thousands
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 73
Russell Investment Company
U.S. Strategic Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2024 (Unaudited)
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 4,973 $ — $ 4,973
Total Financial and Derivative Assets
4,973 — 4,973
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 4,973 $ — $ 4,973
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Received^ Net Amount
Morgan Stanley
$ 4,973 $ — $ 4,973 $ —
Total
$ 4,973 $ — $ 4,973 $ —

Amounts in thousands
See accompanying notes which are an integral part of the financial statements.
74 U.S. Strategic Equity Fund
Russell Investment Company
U.S. Strategic Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued
— April 30, 2024 (Unaudited)
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Short Sales Securities sold short, at fair value $ 162,510 $ — $ 162,510
Total Financial and Derivative Liabilities
162,510 — 162,510
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 162,510 $ — $ 162,510
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged^ Net Amount
State Street $ 162,510 $ — $ 162,510 $ —
Total
$ 162,510 $ — $ 162,510 $ —
*      Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 75
Statement of Assets and Liabilities — April 30, 2024 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 2,212,274
Investments, at fair value(*)(>) ....................................................................................................................................................
3,272,176
Receivables:
Dividends and interest ...................................................................................................................................................... 1,865
Dividends from affiliated funds ....................................................................................................................................... 359
Investments sold ............................................................................................................................................................... 4,818
Fund shares sold ............................................................................................................................................................... 1,957
From broker(a) ................................................................................................................................................................. 4,773
Prepaid expenses .......................................................................................................................................................................... 25
Total assets ...............................................................................................................................................................
3,285,973
Liabilities
Payables:
Due to custodian .............................................................................................................................................................. 10
Investments purchased ..................................................................................................................................................... 6,742
Fund shares redeemed ...................................................................................................................................................... 3,042
Accrued fees to affiliates .................................................................................................................................................. 1,863
Other accrued expenses .................................................................................................................................................... 466
Variation margin on futures contracts .............................................................................................................................. 2,102
Securities sold short, at fair value(‡) ........................................................................................................................................... 162,510
Payable upon return of securities loaned ..................................................................................................................................... 5,104
Total liabilities ...........................................................................................................................................................
181,839
Net Assets ...............................................................................................................................................................
$ 3,104,134

Russell Investment Company
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
76 U.S. Strategic Equity Fund
Statement of Assets and Liabilities, continued — April 30, 2024 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 1,144,276
Shares of beneficial interest .........................................................................................................................................................
1,932
Additional paid-in capital ............................................................................................................................................................
1,957,926
Net Assets ...............................................................................................................................................................
$ 3,104,134
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) .......................................................................................................................................... $ 16.03
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 17.01
Class A — Net assets ........................................................................................................................................................... $ 19,382,509
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 1,209,177
Net asset value per share: Class C (#) .......................................................................................................................................... $ 15.72
Class C — Net assets ........................................................................................................................................................... $ 6,029,571
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 383,682
Net asset value per share: Class M (#) ......................................................................................................................................... $ 16.05
Class M — Net assets .......................................................................................................................................................... $ 578,035,933
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 36,023,337
Net asset value per share: Class S (#) .......................................................................................................................................... $ 16.07
Class S — Net assets ............................................................................................................................................................ $ 2,352,496,630
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 146,387,314
Net asset value per share: Class Y (#) .......................................................................................................................................... $ 16.05
Class Y — Net assets ........................................................................................................................................................... $ 148,189,740
Class Y — Shares outstanding ($.01 par value) ................................................................................................................... 9,234,415
Amounts in thousands
(*)     Securities on loan included in investments $ 4,973
(‡)     Proceeds on securities sold short $ 154,489
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 87,379
(a)   Receivable from Broker for Futures $ 4,773
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 77
Statement of Operations — For the Period Ended April 30, 2024 (Unaudited)
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 23,058
Dividends from affiliated funds ....................................................................................................................................... 2,243
Interest .............................................................................................................................................................................. 120
Securities lending income (net) ....................................................................................................................................... 35
Total investment income ..............................................................................................................................................................
25,456
Expenses
Advisory fees ................................................................................................................................................................... 10,230
Administrative fees .......................................................................................................................................................... 744
Custodian fees .................................................................................................................................................................. 125
Distribution fees - Class A ............................................................................................................................................... 22
Distribution fees - Class C ............................................................................................................................................... 22
Transfer agent fees - Class A ........................................................................................................................................... 1 8
Transfer agent fees - Class C ........................................................................................................................................... 6
Transfer agent fees - Class M .......................................................................................................................................... 573
Transfer agent fees - Class S ............................................................................................................................................ 2,340
Transfer agent fees - Class Y ........................................................................................................................................... 3
Professional fees .............................................................................................................................................................. 87
Registration fees ............................................................................................................................................................... 51
Shareholder servicing fees - Class C ............................................................................................................................... 7
Trustees’ fees .................................................................................................................................................................... 76
Printing fees ..................................................................................................................................................................... 70
Dividends from securities sold short ................................................................................................................................ 1,402
Interest expense paid on securities sold short .................................................................................................................. 541
Miscellaneous .................................................................................................................................................................. 16 4
Expenses before reductions .............................................................................................................................................. 16,481
Expense reductions .......................................................................................................................................................... (3,369)
Net expenses ................................................................................................................................................................................
13,112
Net investment income (loss) .......................................................................................................................................................
12,344
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 123,544
Investments in affiliated funds ......................................................................................................................................... 3
Futures contracts .............................................................................................................................................................. 16,008
Securities sold short ......................................................................................................................................................... (1,423)
Net realized gain (loss) ................................................................................................................................................................
138,132
Net change in unrealized appreciation (depreciation) on:
Investments   .................................................................................................................................................................... 462,642
Investments in affiliated funds ......................................................................................................................................... (10)
Futures contracts .............................................................................................................................................................. 106
Securities sold short ......................................................................................................................................................... (24,408)
Net change in unrealized appreciation (depreciation) ................................................................................................................. 438,330
Net realized and unrealized gain (loss) ........................................................................................................................................ 576,462
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 588,806

Russell Investment Company
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
78 U.S. Strategic Equity Fund
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
April 30, 2024
(Unaudited)
Fiscal Year Ended
October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 12,344 $ 28,123
Net realized gain (loss) ....................................................................................................................... 138,132 106,149
Net change in unrealized appreciation (depreciation) ........................................................................ 438,330 165,085
Net increase (decrease) in net assets from operations .............................................................................. 588,806 299,357
Distributions
To shareholders
Class A .......................................................................................................................................... (566) (688)
Class C .......................................................................................................................................... (189) (304)
Class M ......................................................................................................................................... (21,003) (37,334)
Class S .......................................................................................................................................... (84,345) (156,323)
Class Y(1) ..................................................................................................................................... (5,693) (213)
Net decrease in net assets from distributions ............................................................................................ (111,796) (194,862)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (210,399) (335,104)
Total Net Increase (Decrease) in Net Assets ........................................................................
266,611 (230,609)
Net Assets
Beginning of period .................................................................................................................................. 2,837,523 3,068,132
End of period .............................................................................................................................................
$ 3,104,134 $ 2,837,523

Russell Investment Company
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 79
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2024 and October 31, 2023 were as follows:
2024 (Unaudited) 2023
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 241 $ 3,784 335 $ 4,697
Proceeds from reinvestment of distributions 38 566 55 688
Payments for shares redeemed (116) (1,805) (181) (2,442)
Net increase (decrease)
163 2,545 209 2,943
Class C
Proceeds from shares sold 40 622 33 437
Proceeds from reinvestment of distributions 13 189 25 304
Payments for shares redeemed (37) (572) (95) (1,242)
Net increase (decrease)
16 239 (37) (501)
Class M
Proceeds from shares sold 2,492 39,036 9,609 130,431
Proceeds from reinvestment of distributions 1,388 21,003 2,955 37,330
Payments for shares redeemed (5,045) (79,089) (14,809) (206,298)
Net increase (decrease)
(1,165) (19,050) (2,245) (38,537)
Class S
Proceeds from shares sold 6,093 95,354 16,670 226,236
Proceeds from reinvestment of distributions 5,558 84,211 12,308 155,598
Payments for shares redeemed (23,658) (361,035) (59,970) (823,980)
Net increase (decrease)
(12,007) (181,470) (30,992) (442,146)
Class Y(1)
Proceeds from shares sold 1 10 10,125 144,563
Proceeds from reinvestment of distributions 376 5,693 16 213
Payments for shares redeemed (1,166) (18,36 6 ) (118) (1,639)
Net increase (decrease)
(789) (12,663) 10,02 3 143,13 7
Total increase (decrease)
(13,782) $ (210, 399 ) (23,042) $ (335,10 4 )
(1) For the period September 12, 2023 (inception date) to October 31, 2023.

See accompanying notes which are an integral part of the financial statements.
80 U.S. Strategic Equity Fund
Russell Investment Company
U.S. Strategic Equity Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
April 30, 2024* 13.68 .04 2.86 2.90 (.04) (.51)
October 31, 2023 13.31 .09 1.12 1.21 (.09) (.75)
October 31, 2022 17.88 .06 (3.31) (3.25) (.06) (1.26)
October 31, 2021 12.88 .02 5.02 5.04 (.04) —
October 31, 2020 12.18 .07 1.23 1.30 (.07) (.53)
October 31, 2019 13.46 .10 .93 1.03 (.10) (2.21)
Class C
April 30, 2024* 13.44 (.02) 2.8 2 2. 80 (.01) (.51)
October 31, 2023 13.11 (.01) 1. 09 1.0 8 — (.75)
October 31, 2022 17.68 (.05) (3.26) (3.31) — (1.26)
October 31, 2021 12.80 (.10) 4.99 4.89 (.01) —
October 31, 2020 12.12 (.02) 1.23 1.21 —
(Ɵ)
(.53)
October 31, 2019 13.41 .01 .93 .94 (.02) (2.21)
Class M
April 30, 2024* 13.69 .07 2.86 2.93 (.06) (.51)
October 31, 2023 13.32 .14 1.12 1.26 (.1 4 ) (.75)
October 31, 2022 17.90 .11 (3.31) (3.20) (.12) (1.26)
October 31, 2021 12.88 .08 5.04 5.12 (.10) —
October 31, 2020 12.19 .11 1.23 1.34 (.12) (.53)
October 31, 2019 13.48 .13 .94 1.07 (.15) (2.21)
Class S
April 30, 2024* 13.71 .06 2.87 2.93 (.06) (.51)
October 31, 2023 13.34 .12 1.12 1.24 (.12) (.75)
October 31, 2022 17.92 .10 (3.32) (3.22) (.10) (1.26)
October 31, 2021 12.90 .07 5.03 5.10 (.08) —
October 31, 2020 12.20 .10 1.23 1.33 (.10) (.53)
October 31, 2019 13.49 .13 .92 1.05 (.13) (2.21)
Class Y
April 30, 2024* 13.69 .07 2.87 2.94 (.07) (.51)
October 31, 2023(ƶ) 14.52 .0 1 (.8 1 ) (.80) (.03) —

See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 81
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(ǿ )(±)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(ɯ)
%
Ratio of Expenses
to Average
Net Assets,
Net
(Ƃ )( ɯ)(∆)
%
Ratio of Net
Investment Income
to Average
Net Assets
(Ƃ)(ɯ)
%
Portfolio
Turnover Rate
(ǿ)
(.55) 16.03 21.44 19,382 1.3 2 1.1 2 .51 22
(.84) 13.68 9.67 14,309 1.39 1.12 .6 3 57
(1.32) 13.31 (19.47) 11,144 1.26 1.00 .41 91
(.04) 17.88 39.21 12,928 1.25 .99 .15 38
(.60) 12.88 11.04 7,696 1.25 .99 .61 60
(2.31) 12.18 11.40 7,769 1.37 1.09 .88 130
(.52) 15.72 20.99 6,029 2.0 7 1.8 7 (.23) 22
(.75) 13.44 8.80 4,938 2.14 1.87 (.10 ) 57
(1.26) 13.11 (20.06) 5,302 2.01 1.75 (.34) 91
(.01) 17.68 38.18 7,142 2.00 1.74 (.60) 38
(.53) 12.80 10.27 5,116 2.00 1.74 (.15) 60
(2.23) 12.12 10.53 5,630 2.13 1.85 .11 130
(.57) 16.05 21.69 578,036 1.07 .77 .88 22
(.89 ) 13.69 10.03 509,184 1.14 .77 1.0 0 57
(1.38) 13.32 (19.20) 525,351 1.01 .65 .76 91
(.10) 17.90 39.83 704,072 .99 .64 .50 38
(.65) 12.88 11.38 310,844 1.00 .64 .94 60
(2.36) 12.19 11.73 226,988 1.10 .72 1.14 130
(.57) 16.07 21.60 2,352,497 1.07 .8 7 .78 22
(.87) 13.71 9.90 2,171,846 1.14 .87 .9 0 57
(1.36) 13.34 (19.27) 2,526,335 1.01 .75 .66 91
(.08) 17.92 39.62 3,565,540 .99 .74 .40 38
(.63) 12.90 11.34 2,543,965 1.00 .74 .86 60
(2.34) 12.20 11.59 2,514,082 1.12 .84 1.13 130
(.58) 16.05 21.73 148,190 .8 8 .69 .96 22
(.03) 13.69 (5 . 50) 137,246 .9 4 . 69 .59 57

Russell Investment Company
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
82 U.S. Strategic Equity Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended April 30, 2024 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 20 2 4 with underlying f unds which are, or were, an affiliat-
ed company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2024, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 1,311,104
Administrative fees 125,713
Distribution fees 7,848
Shareholder servicing fees 1,296
Transfer agent fees 400,087
Trustee fees 16,573
$ 1,862,621
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 59,377 $ 364,565 $ 341,660 $ 3 $ (10) $ 82,275 $ 2,243 $ —
U.S. Cash Collateral Fund 4,039 36,142 35,077 — — 5,104 81 —
$ 63,416 $ 400,707 $ 376,737 $ 3 $ (10) $ 87,379 $ 2,324 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 2,252,011,680 $ 1,095,586,423 $ (77,524,318) $ 1,018,062,105

U.S. Small Cap Equity Fund 83
Russell Investment Company
U.S. Small Cap Equity Fund
Shareholder Expense Example — April 30, 2024 (Unaudited)
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2023 to April 30, 2024 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account
values and actual expenses. You may use the information in
this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account
during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and
expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2024 $ 1,197.20 $ 1,018.00
Expenses Paid During Period* $ 7.54 $ 6.92
* Expenses are equal to the Fund's annualized expense ratio of 1.38%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-
half year period).
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2024 $ 1,192.80 $ 1,014.27
Expenses Paid During Period* $ 11.61 $ 10.67
* Expenses are equal to the Fund's annualized expense ratio of 2.13%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-
half year period).
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2024 $ 1,199.30 $ 1,019.94
Expenses Paid During Period* $ 5.41 $ 4.97
* Expenses are equal to the Fund's annualized expense ratio of 0.99%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

84 U.S. Small Cap Equity Fund
Russell Investment Company
U.S. Small Cap Equity Fund
Shareholder Expense Example, continued — April 30, 2024 (Unaudited)
Class R6
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2024 $ 1,199.80 $ 1,020.09
Expenses Paid During Period* $ 5.25 $ 4.82
* Expenses are equal to the Fund's annualized expense ratio of 0.96%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2024 $ 1,199.30 $ 1,019.44
Expenses Paid During Period* $ 5.96 $ 5.47
* Expenses are equal to the Fund's annualized expense ratio of 1.09%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2024 $ 1,199.60 $ 1,020.24
Expenses Paid During Period* $ 5.09 $ 4.67
* Expenses are equal to the Fund's annualized expense ratio of 0.93%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-
half year period).

See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 85
Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 99.7%
Consumer Discretionary - 11.3%
1-800-Flowers.com, Inc. Class A(Æ) 5,363 49
Abercrombie & Fitch Co. Class A(Æ) 4,991 606
Academy Sports & Outdoors, Inc. 9,974 581
Advance Auto Parts, Inc.(Ð)(Û) 20,022 1,461
AerSale Corp.(Æ) 209,721 1,495
American Axle & Manufacturing Holdings,
Inc.(Æ) 17,629 129
American Eagle Outfitters, Inc. 36,875 895
American Outdoor Brands, Inc.(Æ) 1,245 10
American Public Education, Inc.(Æ) 6,068 84
America's Car-Mart, Inc.(Æ) 25,874 1,481
Asbury Automotive Group, Inc.(Æ) 2,512 528
Atkore, Inc. 8,106 1,421
Atmus Filtration Technologies, Inc.(Æ) 22,916 694
Avis Budget Group, Inc.(Ð) 3,325 317
Axon Enterprise, Inc.(Æ) 4,703 1,475
Bath & Body Works, Inc.(Ð) 2,799 127
Beacon Roofing Supply, Inc.(Æ) 6,513 642
Beazer Homes USA, Inc.(Æ) 16,111 452
Bloomin' Brands, Inc. 20,205 521
Boot Barn Holdings, Inc.(Æ) 46,389 4,939
BorgWarner, Inc.(Û) 4,815 158
Cadre Holdings, Inc. 30,048 1,002
Carriage Services, Inc. Class A(Ð) 3,177 81
Carrols Restaurant Group, Inc. 77,401 737
Carter's, Inc. 11,140 762
Cava Group, Inc.(Æ) 5,681 409
Celestica, Inc.(Æ) 17,556 761
Century Communities, Inc. 6,641 527
Chegg, Inc.(Æ) 49,974 258
Clarus Corp. 302,935 1,918
Columbia Sportswear Co. 9,200 733
Cooper-Standard Holdings, Inc.(Æ)(Ð) 5,297 82
Coty, Inc. Class A(Æ) 72,203 826
Coursera, Inc.(Æ)(Ð)(Û) 31,956 327
Cracker Barrel Old Country Store, Inc.(Ñ) 3,825 223
CTS Corp. 7,558 346
Dana Holding Corp. 23,816 296
Dave & Buster's Entertainment, Inc.(Æ) 6,904 369
Denny's Corp.(Æ) 40,628 326
Designer Brands, Inc. Class A 5,700 53
Dillard's, Inc. Class A(Û) 3,034 1,329
Driven Brands Holdings, Inc.(Æ) 49,908 715
Duolingo, Inc.(Æ)(Û) 8,817 1,990
El Pollo Loco Holdings, Inc.(Æ) 42,170 359
FirstCash Holdings, Inc. 6,980 789
Foot Locker, Inc.(Ð) 34,728 724
Forestar Group, Inc.(Æ) 8,330 258
Freshpet, Inc.(Æ) 4,375 464
Funko, Inc. Class A(Æ)(Ð) 21,085 128
Genesco, Inc.(Æ) 5,531 140
Gentherm, Inc.(Æ) 11,879 601
Gildan Activewear, Inc. Class A 45,821 1,588
GMS, Inc.(Æ) 6,303 583
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Goodyear Tire & Rubber Co. (The)(Æ)(Ð)
(Û) 112,934 1,351
GoPro, Inc. Class A(Æ) 157,854 273
Green Brick Partners, Inc.(Æ) 13,479 730
Group 1 Automotive, Inc. 2,195 645
Haverty Furniture Cos., Inc. 34,966 1,077
HealthStream, Inc. 2,277 59
Hilton Grand Vacations, Inc.(Æ) 8,043 335
Hims & Hers Health, Inc.(Æ) 50,603 634
International Game Technology PLC 53,849 1,063
iRobot Corp.(Æ) 13,950 119
Johnson Outdoors, Inc. Class A 31,346 1,285
KB Home(Û) 30,502 1,975
Kontoor Brands, Inc. 7,328 455
Kura Sushi USA, Inc. Class A(Æ) 33,583 3,697
Landsea Homes Corp.(Æ) 38,432 444
La-Z-Boy, Inc. 17,014 559
Lear Corp.(Û) 9,802 1,234
Leonardo DRS, Inc.(Æ) 63,279 1,362
Light & Wonder, Inc. Class A(Æ) 4,014 358
M/I Homes, Inc.(Æ) 5,683 660
Macy's, Inc. 69,740 1,285
Madison Square Garden Entertainment
Corp.(Æ) 13,883 543
Malibu Boats, Inc. Class A(Æ) 4,721 161
MasterCraft Boat Holdings, Inc.(Æ) 6,391 129
Meritage Homes Corp. 5,555 921
Monro Muffler Brake, Inc. 59,196 1,613
Motorcar Parts of America, Inc.(Æ) 48,062 273
Movado Group, Inc. 11,457 292
Newell Rubbermaid, Inc. 210,285 1,670
nVent Electric PLC 11,557 833
ODP Corp. (The)(Æ) 9,435 480
OneSpaWorld Holdings, Ltd.(Æ) 282,692 3,596
Overstock.com, Inc.(Æ) 33,433 673
Papa John's International, Inc. 16,627 1,026
Paramount Global Class B(Û) 5,567 63
Peloton Interactive, Inc. Class A(Æ)(Ð) 73,594 229
Perdoceo Education Corp. 22,927 420
Potbelly Corp.(Æ) 22,627 231
PulteGroup, Inc.(Û) 6,192 690
Red Rock Resorts, Inc. Class A 5,010 266
Reservoir Media, Inc.(Æ) 98,595 882
REV Group, Inc. 57,859 1,265
Rocky Brands, Inc. 29,043 748
Savers Value Village, Inc.(Æ)(Ñ) 22,414 370
Scholastic Corp. 6,835 243
Sensata Technologies Holding PLC 15,117 579
Shoe Carnival, Inc. 17,668 591
Signet Jewelers, Ltd. 7,296 715
Smith & Wesson Brands, Inc. 81,748 1,387
Sonic Automotive, Inc. Class A 9,280 537
Steven Madden, Ltd. 36,873 1,490
Stitch Fix, Inc. Class A(Æ) 93,181 198
Stride, Inc.(Æ)(Ð) 42,194 2,816
Taylor Morrison Home Corp. Class A(Æ) 16,516 925
Texas Roadhouse, Inc. Class A 15,016 2,414

See accompanying notes which are an integral part of the financial statements.
86 U.S. Small Cap Equity Fund
Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Tilly's, Inc. Class A(Æ) 3,687 22
Transcat, Inc.(Æ) 3,326 357
Travel + Leisure Co. 19,125 833
Tri Pointe Homes, Inc.(Æ)(Û) 34,007 1,253
Turtle Beach Corp.(Æ)(Ð) 4,793 68
Udemy, Inc.(Æ)(Û) 11,050 111
Universal Electronics, Inc.(Æ) 1,823 21
Universal Technical Institute, Inc.(Æ) 48,254 734
Urban Outfitters, Inc.(Æ) 15,562 606
Vera Bradley, Inc.(Æ) 1,599 11
VF Corp. 80,103 998
VirTra, Inc.(Æ) 31,697 500
Warner Music Group Corp. Class A(Û) 3,333 110
Wayfair, Inc. Class A(Æ) 7,834 393
Whirlpool Corp. 9,078 861
Wingstop, Inc. 838 322
Winnebago Industries, Inc. 7,179 442
Xponential Fitness, Inc. Class A(Æ) 9,920 126
Zillow Group, Inc. Class A(Æ)(Û) 7,564 318
Zumiez, Inc.(Æ) 8,122 140
94,864
Consumer Staples - 2.8%
Andersons, Inc. (The)(Û) 2,033 112
Beauty Health Co. (The)(Æ)(Ð) 30,315 98
BellRing Brands, Inc.(Æ) 10,021 553
Boston Beer Co., Inc. Class A(Æ)(Û) 2,109 587
Calavo Growers, Inc.(Ð) 71,807 1,935
Celsius Holdings, Inc.(Æ) 9,515 678
Coca-Cola Bottling Co. 696 575
Dole PLC(Û) 2,750 33
elf Beauty, Inc.(Æ) 18,246 2,965
Energizer Holdings, Inc. - GDR 14,072 529
Fresh Del Monte Produce, Inc.(Û) 3,604 92
Grocery Outlet Holding Corp.(Æ) 59,662 1,549
Helen of Troy, Ltd.(Æ) 5,302 492
Herbalife, Ltd.(Æ) 41,681 361
Inter Parfums, Inc. 2,403 280
J&J Snack Foods Corp. 13,562 1,862
John B Sanfilippo & Son, Inc. 3,108 310
Medifast, Inc.(Ð) 3,748 103
Natural Grocers by Vitamin Cottage, Inc. 22,906 375
Nomad Foods, Ltd. 85,814 1,550
Olaplex Holdings, Inc.(Æ) 14,900 21
Primo Water Corp. 152,555 2,879
Quanex Building Products Corp. 24,275 806
SpartanNash Co. 10,460 200
Sprouts Farmers Market, Inc.(Æ) 29,114 1,922
Turning Point Brands, Inc. 1,240 36
United Natural Foods, Inc.(Æ)(Ð) 11,744 105
USANA Health Sciences, Inc.(Æ) 2,664 111
Vital Farms, Inc.(Æ) 73,075 1,955
Weis Markets, Inc. 4,512 285
WK Kellogg Co.(Ð) 1,603 37
23,396
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Energy - 4.7%
Alpha Metallurgical Resources, Inc. 1,235 404
Antero Resources Corp.(Æ) 12,440 423
Archrock, Inc. 14,791 284
Aris Water Solutions, Inc. Class A 365,660 5,130
Atlas Energy Solutions, Inc. 24,777 550
Berry Petroleum Corp. 23,724 201
Broadwind Energy, Inc.(Æ) 133,195 282
Centrus Energy Corp. Class A(Æ)(Ð) 1,454 62
ChampionX Corp. 23,578 791
CONSOL Energy, Inc.(Ð) 1,279 106
CVR Energy, Inc.(Ð) 22,787 692
Delek US Holdings, Inc. 38,769 1,060
Dril-Quip, Inc.(Æ) 100,284 1,823
Helix Energy Solutions Group, Inc.(Æ) 21,343 229
Helmerich & Payne, Inc. 43,275 1,702
HF Sinclair Corp. 26,280 1,426
Kodiak Gas Services, Inc. 85,109 2,313
Liberty Energy, Inc. Class A 40,465 890
Matador Resources Co. 12,313 767
Matrix Service Co.(Æ) 52,310 589
Montauk Renewables, Inc.(Æ)(Ð) 6,920 25
Murphy Oil Corp. 13,817 617
Natural Gas Services Group, Inc.(Æ) 38,494 850
Newpark Resources, Inc.(Æ) 11,320 79
NOW, Inc.(Æ) 50,058 706
Oil States International, Inc.(Æ)(Ð) 23,838 95
Par Pacific Holdings, Inc.(Æ) 24,826 765
Patterson-UTI Energy, Inc. 241,209 2,610
PBF Energy, Inc. Class A 31,115 1,657
Ramaco Resources, Inc. Class A(Ñ) 31,496 494
Ranger Energy Services, Inc. 66,314 653
REX American Resources Corp.(Æ) 9,594 531
Select Water Solutions, Inc. Class A 39,587 366
Sitio Royalties Corp. Class A 72,585 1,687
SM Energy Co. 27,320 1,325
SunCoke Energy, Inc. 21,323 220
TechnipFMC PLC(Û) 64,521 1,653
TETRA Technologies, Inc.(Æ) 88,283 379
Valaris, Ltd.(Æ) 5,923 385
W&T Offshore, Inc. 529,809 1,192
Warrior Met Coal, Inc. 20,271 1,386
Weatherford International PLC(Æ) 15,433 1,908
World Kinect Corp. 20,789 489
39,796
Financial Services - 20.0%
1st Source Corp. 10,965 544
AGNC Investment Corp.(Ñ)(ö) 71,786 657
Agree Realty Corp.(ö) 21,893 1,253
Air Lease Corp. Class A 21,706 1,091
Alliance Data Systems Corp. 12,680 468
Alpine Income Property Trust, Inc.(ö) 129,300 1,930
American Equity Investment Life Holding
Co. 10,808 606
Americold Realty Trust, Inc.(ö) 37,439 823
Ameris Bancorp 10,748 510

See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 87
Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Apple Hospitality REIT, Inc.(ö) 15,796 233
Atlantic Union Bankshares Corp. 13,666 434
Axis Capital Holdings, Ltd. 9,267 568
Bank of NT Butterfield & Son, Ltd. (The) 13,152 447
BankUnited, Inc. 3,914 105
Banner Corp. 10,501 458
BGC Group, Inc. Class A 178,910 1,401
Blackstone Mortgage Trust, Inc. Class A(Ñ)
(ö) 15,439 272
BOK Financial Corp. 6,777 601
Brighthouse Financial, Inc.(Æ) 16,389 791
Brixmor Property Group, Inc.(ö) 67,880 1,500
Broadstone Net Lease, Inc.(ö) 44,909 654
Business First Bancshares, Inc. 89,211 1,801
Cadence Bank 54,269 1,502
Camden Property Trust(ö)(Û) 8,859 883
Capital Bancorp, Inc. 41,137 798
Capital City Bank Group, Inc. 33,979 901
Cathay General Bancorp 12,591 434
Chatham Lodging Trust(ö) 6,794 62
City Holding Co. 4,820 487
Clarivate PLC(Æ) 54,781 370
CNO Financial Group, Inc. 18,399 484
Coastal Financial Corp.(Æ) 628 24
Comerica, Inc.(Ð) 28,156 1,413
Community Bank System, Inc. 9,667 418
Community Healthcare Trust, Inc.(ö) 80,843 2,145
Compass, Inc. Class A(Æ) 71,630 226
Corebridge Financial, Inc.(Û) 62,317 1,655
Corporate Office Properties Trust(ö) 31,231 749
CTO Realty Growth, Inc.(ö) 78,892 1,369
Cullen/Frost Bankers, Inc.(Ð) 24,846 2,592
DiamondRock Hospitality Co.(ö) 96,334 857
Dime Community Bancshares, Inc. 16,096 293
Donegal Group, Inc. Class A 968 13
Douglas Elliman, Inc.(Æ) 9,996 14
Easterly Government Properties, Inc.(ö) 123,490 1,444
Employers Holdings, Inc. 737 31
Enact Holdings, Inc. 2,320 69
Enterprise Financial Services Corp. 18,908 719
Equity Commonwealth(Æ)(ö)(Û) 103,660 1,941
Esquire Financial Holdings, Inc. 23,316 1,097
Essent Group, Ltd. 30,969 1,640
Essential Properties Realty Trust, Inc.(ö) 14,757 389
Evercore, Inc. Class A 10,688 1,940
EZCORP, Inc. Class A(Æ) 120,898 1,327
Federal Agricultural Mortgage Corp. Class
C 3,620 674
Fidelis Insurance Holdings, Ltd. 64,271 1,194
First American Financial Corp. 43,670 2,339
First BanCorp 91,715 1,582
First Commonwealth Financial Corp. 62,096 819
First Financial Bankshares, Inc. 18,114 535
First Financial Corp. 13,352 486
First Foundation, Inc. 43,074 236
First Horizon Corp.(Û) 113,634 1,695
First Industrial Realty Trust, Inc.(ö) 27,412 1,245
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
First Internet Bancorp 3,454 107
First Interstate BancSystem, Inc. Class A 14,613 390
First Merchants Corp. 15,582 521
First Mid Bancshares, Inc. 40,143 1,243
Four Corners Property Trust, Inc.(ö) 27,805 652
FTAI Aviation, Ltd. 24,891 1,748
Fulton Financial Corp. 30,819 510
GCM Grosvenor, Inc. Class A 200,975 1,897
Genworth Financial, Inc. Class A(Æ) 118,198 701
German American Bancorp, Inc. 43,513 1,381
Getty Realty Corp.(ö) 37,340 1,012
Glacier Bancorp, Inc. 58,526 2,117
Guaranty Bancshares, Inc. 35,068 1,008
Hamilton Lane, Inc. Class A 3,030 339
Hancock Holding Co. 12,764 579
Hannon Armstrong Sustainable
Infrastructure Capital, Inc. 61,283 1,533
Hanover Insurance Group, Inc. (The) 15,481 2,010
Hilltop Holdings, Inc. 20,360 596
Home BancShares, Inc. 85,369 2,022
HomeTrust Bancshares, Inc.(Ð) 1,133 29
Horace Mann Educators Corp. 87,858 3,238
Horizon Bancorp, Inc. 31,948 367
Howard Hughes Corp. (The)(Æ)(Ð) 10,906 711
Independence Realty Trust, Inc.(ö) 36,552 576
Independent Bank Corp. 44,776 1,291
Innovative Industrial Properties, Inc.(ö) 5,480 567
International Bancshares Corp. 12,219 680
International Money Express, Inc.(Æ) 41,040 830
InvenTrust Properties Corp.(ö)(Û) 10,267 260
Investar Holding Corp. 35,655 595
Jackson Financial, Inc. Class A 41,849 2,859
James River Group Holdings, Ltd. 17,472 155
John Wiley & Sons, Inc. Class A 14,725 553
Kearny Financial Corp. 2,785 15
Kemper Corp. 50,042 2,918
Kinsale Capital Group, Inc. 485 176
Legalzoom.com, Inc.(Æ) 54,535 652
LendingClub Corp.(Æ) 47,067 354
LendingTree, Inc.(Æ) 7,367 356
Lincoln National Corp. 7,365 201
Live Oak Bancshares, Inc. 16,610 537
LiveRamp Holdings, Inc.(Æ) 48,041 1,543
McGrath RentCorp 3,557 379
Mercury General Corp. 14,756 771
Metropolitan Bank Holding Corp.(Æ) 41,579 1,651
Moelis & Co. Class A 7,706 378
Mr. Cooper Group, Inc.(Æ) 5,515 426
MVB Financial Corp. 31,899 573
National Bank Holdings Corp. Class A 107,719 3,526
Navient Corp. 24,084 362
NBT Bancorp, Inc. 52,618 1,842
NETSTREIT Corp.(ö) 180,822 3,047
Newmark Group, Inc. Class A 90,645 867
NMI Holdings, Inc. Class A(Æ) 42,349 1,307
Northeast Bank 25,629 1,326
Northrim BanCorp, Inc. 247 12

See accompanying notes which are an integral part of the financial statements.
88 U.S. Small Cap Equity Fund
Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
OceanFirst Financial Corp. 17,365 256
OFG Bancorp 29,137 1,052
Old National Bancorp 100,568 1,663
Outfront Media, Inc.(ö) 59,175 939
Pagseguro Digital, Ltd. Class A(Æ) 111,149 1,384
Park Hotels & Resorts, Inc.(ö)(Û) 70,284 1,134
Perella Weinberg Partners 210,837 3,146
Pinnacle Financial Partners, Inc. 13,486 1,034
Plymouth Industrial REIT, Inc.(ö) 61,530 1,285
Popular, Inc. 22,533 1,915
Potlatch Corp.(ö) 31,003 1,240
PRA Group, Inc.(Æ) 17,301 412
Preferred Bank 6,609 500
Premier Financial Corp. 39,752 770
ProAssurance Corp.(Æ) 9,551 128
Prosperity Bancshares, Inc. 21,997 1,363
Radian Group, Inc. 22,288 666
RE/MAX Holdings, Inc. Class A 98,036 688
Red River Bancshares, Inc. 9,763 441
Redfin Corp.(Æ)(Ð) 58,085 326
Regency Centers Corp.(Ð)(ö) 7,428 440
Regional Management Corp. 678 17
Reinsurance Group of America, Inc. Class
A(Û) 11,661 2,181
Renasant Corp. 15,284 444
RLI Corp. 5,427 767
RMR Group, Inc. (The) Class A 15,708 373
Robinhood Markets, Inc. Class A(Æ)(Ð) 84,923 1,400
Ryman Hospitality Properties, Inc.(ö) 6,238 658
Safety Insurance Group, Inc. 6,113 486
Seacoast Banking Corp. of Florida 79,430 1,832
Selective Insurance Group, Inc. 7,258 738
Silvercrest Asset Management Group, Inc.
Class A 20,256 297
Simmons First National Corp. Class A 26,180 447
Skyward Specialty Insurance Group, Inc.
(Æ) 10,661 372
SLM Corp. 59,718 1,265
SmartFinancial, Inc. 57,844 1,189
SouthState Corp. 9,733 737
SP Plus Corp.(Æ) 16,479 841
Stewart Information Services Corp. 15,503 961
Stock Yards Bancorp, Inc. 38,042 1,695
StoneX Group, Inc.(Æ) 4,855 352
Sunstone Hotel Investors, Inc.(ö) 12,105 123
Terreno Realty Corp.(ö) 4,178 227
Texas Capital Bancshares, Inc.(Æ) 9,501 545
Tiptree, Inc. Class A 51,993 828
Towne Bank 72,863 1,885
TPG, Inc. 18,827 811
TriCo Bancshares 44,798 1,558
Triumph Financial, Inc.(Æ) 29,258 2,059
UMB Financial Corp. 6,956 554
UMH Properties, Inc.(ö) 61,757 983
United Bankshares, Inc. 17,730 576
United Community Banks, Inc. 18,585 469
United Fire Group, Inc. 1,678 37
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Universal Insurance Holdings, Inc. 10,885 212
Valley National Bancorp 56,985 399
Vestis Corp. 6,112 113
Virtu Financial, Inc. Class A 21,346 463
Walker & Dunlop, Inc. 5,218 478
Webster Financial Corp. 20,295 890
Westwood Holdings Group, Inc. 117,030 1,456
William Penn Bancorp 95,878 1,174
Xenia Hotels & Resorts, Inc.(ö) 29,037 403
Zions Bancorp NA 23,567 961
167,572
Health Care - 16.0%
ACELYRIN, Inc.(Æ) 26,845 112
Addus HomeCare Corp.(Æ)(Û) 2,845 274
ADMA Biologics, Inc.(Æ) 179,559 1,171
Akebia Therapeutics, Inc.(Æ) 71,525 90
Alector, Inc.(Æ)(Ð) 24,967 127
Alphatec Holdings, Inc.(Æ) 22,907 289
American Well Corp. Class A(Æ) 45,627 23
Amneal Pharmaceuticals, Inc.(Æ) 5,638 34
Amphastar Pharmaceuticals, Inc.(Æ) 4,362 180
AnaptysBio, Inc.(Æ)(Ð) 1,204 29
AngioDynamics, Inc.(Æ) 20,270 117
ANI Pharmaceuticals, Inc.(Æ) 53,062 3,502
Arcellx, Inc.(Æ) 60,803 3,041
Ardelyx, Inc.(Æ)(Ñ) 85,103 545
Argenx SE - ADR(Æ) 7,979 2,996
Arrowhead Pharmaceuticals, Inc.(Æ) 60,787 1,375
ARS Pharmaceuticals, Inc.(Æ) 12,359 108
Avanos Medical, Inc.(Æ) 25,688 464
Beam Therapeutics, Inc.(Æ) 34,507 732
BioCryst Pharmaceuticals, Inc.(Æ) 29,408 121
BioLife Solutions, Inc.(Æ) 114,273 2,004
Blueprint Medicines Corp.(Æ) 10,709 978
CareDx, Inc.(Æ) 29,894 232
Castle Biosciences, Inc.(Æ) 10,026 211
Catalyst Pharmaceuticals, Inc.(Æ) 42,769 644
Chemed Corp. 2,728 1,550
CinCor Pharma, Inc.(Æ)(Š) 16,575 51
CONMED Corp. 14,193 965
CorVel Corp.(Æ) 1,644 393
Crinetics Pharmaceuticals, Inc.(Æ) 15,362 673
Cullinan Oncology, Inc.(Æ) 9,997 270
Cytokinetics, Inc.(Æ) 55,797 3,422
CytomX Therapeutics, Inc.(Æ)(Ð) 12,870 21
DaVita HealthCare Partners, Inc.(Æ)(Û) 4,290 596
Deciphera Pharmaceuticals, Inc.(Æ) 1,000 25
Denali Therapeutics, Inc.(Æ) 34,288 529
Doximity, Inc. Class A(Æ)(Ð) 24,376 592
Dyne Therapeutics, Inc.(Æ) 25,719 651
Embecta Corp. 17,817 181
Enanta Pharmaceuticals, Inc.(Æ) 7,411 102
Enovis Corp. Class W(Æ) 24,719 1,365
Ensign Group, Inc. (The) 4,201 497
Exelixis, Inc.(Æ) 64,895 1,522
Fate Therapeutics, Inc.(Æ) 33,858 134

See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 89
Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
FibroGen, Inc.(Æ) 26,094 29
Fortrea Holdings, Inc.(Æ)(Ð) 3,254 119
Fulgent Genetics, Inc.(Æ) 18,392 374
Geron Corp.(Æ) 533,266 2,096
Glaukos Corp.(Æ) 5,015 481
Guardant Health, Inc.(Æ) 16,039 289
Haemonetics Corp.(Æ) 6,124 563
Halozyme Therapeutics, Inc.(Æ) 31,265 1,191
Harmony Biosciences Holdings, Inc.(Æ) 10,610 328
Harvard Bioscience, Inc.(Æ) 59,772 228
Health Catalyst, Inc.(Æ) 15,643 97
HealthEquity, Inc.(Æ) 6,980 551
Immunovant, Inc.(Æ) 46,785 1,284
Inari Medical, Inc.(Æ) 18,243 681
Incyte Corp.(Æ)(Û) 6,456 336
InfuSystem Holdings, Inc.(Æ) 181,630 1,364
Inhibrx, Inc.(Æ) 21,895 745
Innoviva, Inc.(Æ) 96,903 1,464
Inogen, Inc.(Æ) 4,939 34
Insmed, Inc.(Æ) 4,179 103
Integer Holdings Corp.(Æ) 2,637 294
Intellia Therapeutics, Inc.(Æ) 33,112 709
Intra-Cellular Therapies, Inc. Class A(Æ) 16,337 1,173
Ionis Pharmaceuticals, Inc.(Æ) 28,458 1,174
iRadimed Corp. 64,992 2,639
Ironwood Pharmaceuticals, Inc. Class A(Æ) 56,236 436
iTeos Therapeutics, Inc.(Æ) 11,467 123
Jasper Therapeutics, Inc.(Æ) 26,119 624
Joint Corp. (The)(Æ) 25,985 310
KalVista Pharmaceuticals, Inc.(Æ) 22,982 261
Keros Therapeutics, Inc.(Æ) 19,047 1,074
Kura Oncology, Inc.(Æ) 45,418 891
Kymera Therapeutics, Inc.(Æ) 12,215 411
Lantheus Holdings, Inc.(Æ) 10,725 714
Legend Biotech Corp. - ADR(Æ) 43,850 1,918
LeMaitre Vascular, Inc. 89,391 5,793
Ligand Pharmaceuticals, Inc. Class B(Æ) 19,287 1,348
Madrigal Pharmaceuticals, Inc.(Æ) 1,200 245
Medpace Holdings, Inc.(Æ) 5,961 2,315
MeiraGTx Holdings PLC(Æ) 50,878 248
Merit Medical Systems, Inc.(Æ) 6,252 463
Natera, Inc.(Æ) 9,239 858
National HealthCare Corp. 6,408 582
Nektar Therapeutics(Æ) 23,786 35
Neogen Corp.(Æ) 24,970 308
Neurocrine Biosciences, Inc.(Æ)(Û) 30,885 4,248
Novocure, Ltd.(Æ)(Ð) 29,531 361
Nuvation Bio, Inc.(Æ) 19,100 57
Option Care Health, Inc.(Æ) 68,546 2,049
OraSure Technologies, Inc.(Æ)(Ð) 6,016 32
Organon & Co. 71,254 1,326
Orthofix Medical, Inc.(Æ) 56,876 739
Owens & Minor, Inc.(Æ) 38,164 944
Pacific Biosciences of California, Inc.(Æ) 52,650 87
Pacira BioSciences, Inc.(Æ) 13,634 358
Patterson Cos., Inc. 27,859 710
Pediatrix Medical Group, Inc.(Æ) 54,859 487
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Pennpant Group, Inc. (The)(Æ) 46,598 974
Perrigo Co. PLC 92,125 3,009
Personalis, Inc.(Æ) 7,772 11
PetIQ, Inc.(Æ) 29,105 475
Phreesia, Inc.(Æ) 15,471 321
Pliant Therapeutics, Inc.(Æ) 16,834 199
Poseida Therapeutics, Inc.(Æ)(Ð) 15,059 36
Prestige Brands Holdings, Inc.(Æ) 7,173 515
PTC Therapeutics, Inc.(Æ) 37,222 1,197
Pulmonx Corp.(Æ)(Ð) 13,245 101
Quipt Home Medical Corp.(Æ) 190,155 685
Radius Health, Inc.(Æ)(Š) 85,858 7
RadNet, Inc.(Æ) 35,274 1,711
Recursion Pharmaceuticals, Inc. Class A(Æ)
(Ñ) 44,103 345
REGENXBIO, Inc.(Æ)(Ð) 11,984 184
Relay Therapeutics, Inc.(Æ) 51,997 339
Repligen Corp.(Æ) 8,751 1,437
Replimune Group, Inc.(Æ) 7,000 44
Rigel Pharmaceuticals, Inc.(Æ) 42,460 45
Rocket Pharmaceuticals, Inc.(Æ) 167,701 3,609
RxSight, Inc.(Æ) 23,403 1,220
Sage Therapeutics, Inc.(Æ) 23,747 331
Sangamo BioSciences, Inc.(Æ) 2,088 1
Sarepta Therapeutics, Inc.(Æ)(Ð)(Û) 12,338 1,563
Schrodinger, Inc.(Æ) 51,292 1,251
Select Medical Holdings Corp. 38,182 1,083
Semler Scientific, Inc.(Æ) 2,035 52
Silk Road Medical, Inc.(Æ)(Ð) 12,954 252
SpringWorks Therapeutics, Inc.(Æ) 36,626 1,710
STAAR Surgical Co.(Æ) 9,319 428
Structure Therapeutics, Inc. - ADR(Æ) 7,360 290
Supernus Pharmaceuticals, Inc.(Æ) 32,794 987
Surmodics, Inc.(Æ) 19,207 493
Sutro Biopharma, Inc.(Æ) 24,647 84
Tandem Diabetes Care, Inc.(Æ)(Ð) 33,165 1,217
Tarsus Pharmaceuticals, Inc.(Æ) 15,383 484
Teleflex, Inc. 1,847 386
Tenet Healthcare Corp.(Æ) 15,614 1,753
Terns Pharmaceuticals, Inc.(Æ) 136,505 689
TG Therapeutics, Inc.(Æ) 19,215 263
Theravance Biopharma, Inc.(Æ) 7,700 65
TransMedics Group, Inc.(Æ) 2,909 274
Travere Therapeutics, Inc.(Æ) 52,834 292
UFP Technologies, Inc.(Æ) 21,672 4,463
Ultragenyx Pharmaceutical, Inc.(Æ) 38,532 1,639
United Therapeutics Corp.(Æ) 4,594 1,077
Utah Medical Products, Inc. 21,407 1,417
Vanda Pharmaceuticals, Inc.(Æ) 20,815 99
Vaxcyte, Inc.(Æ) 2,149 130
Vera Therapeutics, Inc.(Æ) 4,008 158
Veradigm, Inc.(Æ)(Ð) 106,320 850
Viemed Healthcare, Inc.(Æ) 61,882 507
Viking Therapeutics, Inc.(Æ) 77,975 6,205
Vir Biotechnology, Inc.(Æ) 4,040 34
Viridian Therapeutics, Inc.(Æ) 83,010 1,101
Xencor, Inc.(Æ)(Ð) 55,541 1,163

See accompanying notes which are an integral part of the financial statements.
90 U.S. Small Cap Equity Fund
Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Xenon Pharmaceuticals, Inc.(Æ) 41,217 1,676
Zai Lab, Ltd. - ADR(Æ)(Ñ) 48,300 763
Zimvie, Inc.(Æ) 42,132 640
Zymeworks, Inc.(Æ) 19,068 164
134,137
Materials and Processing - 8.5%
AAON, Inc. 7,352 692
Acuity Brands, Inc. 6,630 1,646
Advanced Drainage Systems, Inc. 2,423 380
AdvanSix, Inc. 53,293 1,346
Alcoa Corp.(Ð) 33,442 1,175
Algoma Steel Group, Inc.(Ñ) 104,864 802
Allegheny Technologies, Inc.(Æ) 8,691 519
American Vanguard Corp. 8,395 96
Arizona Sonoran Copper Co., Inc.(Æ) 443,183 457
Ashland, Inc. 23,363 2,227
Avient Corp. 40,906 1,735
AZEK Co., Inc. (The)(Æ) 56,557 2,581
Balchem Corp. 2,164 306
Boise Cascade Co. 11,879 1,571
Builders FirstSource, Inc.(Æ) 13,734 2,511
Cabot Corp. 7,693 702
Capstone Copper Corp.(Æ) 126,509 876
Chemours Co. (The) 26,228 702
Codexis, Inc.(Æ) 26,742 78
Commercial Metals Co. 23,424 1,259
Constellium SE(Æ) 35,921 707
Eagle Materials, Inc. 5,066 1,270
Eastman Chemical Co. 1,676 158
Ecovyst, Inc.(Æ) 92,813 875
ERO Copper Corp.(Æ) 62,520 1,275
Fabrinet(Æ) 3,328 576
Griffon Corp. 4,244 278
Haynes International, Inc. 13,350 803
Hecla Mining Co. 63,636 301
Hudson Technologies, Inc.(Æ) 32,952 327
Huntsman Corp. 71,310 1,701
Insteel Industries, Inc. 19,997 642
Interface, Inc. Class A 7,769 119
JELD-WEN Holding, Inc.(Æ) 37,749 774
Kaiser Aluminum Corp. 50,615 4,580
Knife River Corp.(Æ) 7,945 621
Lennox International, Inc.(Ð) 3,637 1,685
Lithium Americas Argentina Corp.(Æ)(Ñ) 112,840 572
Louisiana-Pacific Corp. 20,530 1,503
Masonite International Corp.(Æ) 10,670 1,414
Mativ Holdings, Inc. 152,127 2,778
Mercer International, Inc.(Ð) 3,488 35
Modine Manufacturing Co.(Æ) 10,815 1,002
Myers Industries, Inc. 54,084 1,184
Northwest Pipe Co.(Æ) 22,604 715
O-I Glass, Inc. (Æ) 25,912 388
Olympic Steel, Inc. 14,215 904
Origin Materials, Inc.(Æ) 6,822 5
Orion Engineered Carbons SA 17,103 405
Quaker Chemical Corp. 4,486 837
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Ranpak Holdings Corp.(Æ) 117,313 849
Rayonier Advanced Materials, Inc.(Æ) 183,233 683
Resolute Forest Products, Inc.(Æ)(Š) 33,567 48
Rogers Corp.(Æ) 3,724 443
Rush Enterprises, Inc. Class A 16,695 733
ScanSource, Inc.(Æ) 1,218 51
Schnitzer Steel Industries, Inc. Class A 86,374 1,505
Sealed Air Corp. 37,344 1,176
Silgan Holdings, Inc. 12,707 593
Simpson Manufacturing Co., Inc. 4,760 828
SiteOne Landscape Supply, Inc.(Æ) 10,398 1,631
SmartRent, Inc.(Æ) 178,281 414
Sonoco Products Co. 21,006 1,177
Stelco Holdings, Inc. 31,787 922
Stepan Co. 36,711 3,047
Summit Materials, Inc. Class A(Æ) 11,441 445
Sylvamo Corp. 6,270 392
Tecnoglass, Inc. 6,091 338
TimkenSteel Corp.(Æ) 47,158 970
Trinseo PLC 12,486 33
Tronox Holdings PLC Class A 88,882 1,510
Unifi, Inc.(Æ) 1,860 11
United States Lime & Minerals, Inc. 776 241
Universal Stainless & Alloy Products, Inc.
(Æ) 22,270 582
VSE Corp. 20,724 1,618
Worthington Industries, Inc. 8,832 505
Worthington Steel, Inc. 11,472 353
71,193
Producer Durables - 17.1%
Aaron's Co., Inc. (The) 46,942 324
ABM Industries, Inc. 16,765 733
Adient PLC(Æ) 19,323 577
ADT, Inc. 120,497 783
AECOM(Ð) 20,622 1,905
AeroVironment, Inc.(Æ) 1,816 290
AGCO Corp.(Ð) 11,370 1,298
Alight, Inc. Class A(Æ) 57,755 521
Allied Motion Technologies, Inc. 70,823 2,082
Allison Transmission Holdings, Inc. Class A 9,527 701
AMN Healthcare Services, Inc.(Æ) 13,436 806
Applied Industrial Technologies, Inc. 4,943 906
Aqua Metals, Inc.(Æ)(Ñ) 611,307 287
ArcBest Corp. 18,451 2,046
Arcosa, Inc. 19,276 1,465
Ardmore Shipping Corp. 136,961 2,294
Argan, Inc.(Ð) 5,809 350
Arhaus, Inc. 28,613 362
ASGN, Inc.(Æ) 6,611 638
Astec Industries, Inc. 43,125 1,803
Astronics Corp.(Æ)(Ð) 100 2
Babcock & Wilcox Enterprises(Æ)(Ñ) 289,668 295
Badger Meter, Inc. 3,781 692
Barnes Group, Inc. 90,509 3,142
Barrett Business Services, Inc. 1,598 194
Bloom Energy Corp. Class A(Æ)(Ñ) 41,592 463

See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 91
Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Blue Bird Corp.(Æ) 37,982 1,252
Bowlero Corp. Class A(Ñ) 33,414 393
Bowman Consulting Group, Ltd.(Æ) 23,862 775
Casella Waste Systems, Inc. Class A(Æ) 25,099 2,269
CBIZ, Inc.(Æ) 9,585 682
CECO Environmental Corp.(Æ) 63,921 1,382
Chart Industries, Inc.(Æ) 2,230 321
Comfort Systems USA, Inc. 4,680 1,448
Construction Partners, Inc. Class A(Æ) 12,178 629
Covenant Logistics Group, Inc. Class A 11,556 522
CRA International, Inc.(Ð) 899 130
Cross Country Healthcare, Inc.(Æ) 27,255 480
Deluxe Corp. 127,290 2,514
DHT Holdings, Inc. 100,799 1,151
Dycom Industries, Inc.(Æ) 2,910 407
Embraer SA - ADR(Æ) 16,453 420
Encore Wire Corp. 4,694 1,311
EnerSys 21,480 1,943
Ennis, Inc. 17,020 339
Enviri Corp.(Æ)(Ð) 6,224 48
Esab Corp. 7,239 766
EVERTEC, Inc. 12,633 474
ExlService Holdings, Inc.(Æ) 24,020 697
Exponent, Inc. 5,910 543
FARO Technologies, Inc.(Æ) 6,940 130
Federal Signal Corp. 17,711 1,440
Ferroglobe Representation and Warranty
Insurance Trust(Æ)(Š) 98,500 —
Flowserve Corp. 53,418 2,519
Fluor Corp.(Æ) 49,399 1,992
Flywire Corp.(Æ)(Ð) 23,954 491
Franklin Electric Co., Inc. 5,897 568
Frontdoor, Inc.(Æ) 9,545 293
Frontier Group Holdings, Inc.(Æ)(Ñ) 110,115 665
Genco Shipping & Trading, Ltd. 36,866 787
Generac Holdings, Inc.(Æ) 3,070 417
GEO Group, Inc. (The)(Æ) 40,636 604
Granite Construction, Inc. 23,154 1,285
Green Dot Corp. Class A(Æ) 23,837 209
Heartland Express, Inc.(Ð) 30,354 302
Heidrick & Struggles International, Inc. 43,917 1,295
Helios Technologies, Inc. 1,203 54
Herc Holdings, Inc. Class W 8,558 1,224
Hillman Solutions Corp.(Æ) 59,208 566
HNI Corp. 15,695 658
Hub Group, Inc. Class A 10,866 437
Hyster-Yale Materials Handling, Inc. 3,510 206
I3 Verticals, Inc. Class A(Æ) 153,869 3,494
ICF International, Inc. 5,324 768
Insperity, Inc.(Ð) 10,325 1,063
Integrated Electrical Services, Inc.(Æ) 4,594 621
International Seaways, Inc. 15,078 834
Janus International Group, Inc.(Æ) 62,533 901
Kadant, Inc. 1,616 442
Kennametal, Inc. 16,897 398
Knight-Swift Transportation Holdings, Inc. 32,859 1,519
Korn & Ferry International 8,994 546
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Landstar System, Inc.(Û) 7,952 1,387
Limbach Holdings, Inc.(Æ) 4,730 214
Mama's Creations, Inc.(Æ) 129,495 769
Manitowoc Co., Inc. (The)(Æ) 40,115 485
ManpowerGroup, Inc. 28,964 2,185
Marten Transport, Ltd. 16,824 285
MasTec, Inc.(Æ) 5,523 490
Matson, Inc. 6,170 665
Mesa Laboratories, Inc. 24,351 2,583
MillerKnoll, Inc. 36,526 929
Mirion Technologies, Inc.(Æ) 38,601 420
Mitek Systems, Inc.(Æ) 183,053 2,312
Moneylion, Inc.(Æ) 11,172 741
Montrose Environmental Group, Inc.(Æ) 9,462 411
Moog, Inc. Class A 6,264 996
MSA Safety, Inc. 3,531 637
Mueller Industries, Inc. 11,442 639
MYR Group, Inc.(Æ) 3,143 523
National Research Corp. Class A 5,980 205
NEXTracker, Inc. Class A(Æ) 28,216 1,207
Orion Group Holdings, Inc.(Æ) 165,993 1,180
Oshkosh Corp. 14,972 1,681
PAM Transportation Services, Inc.(Æ) 923 16
Payoneer Global, Inc.(Æ) 86,508 427
Paysafe, Ltd.(Æ) 11,699 166
Phinia, Inc. 12,960 505
Powell Industries, Inc.(Ð) 2,857 409
Primoris Services Corp. 4,679 218
PROG Holdings, Inc. 36,684 1,219
Proto Labs, Inc.(Æ) 18,190 554
Radiant Logistics, Inc.(Æ) 81,142 401
Repay Holdings Corp.(Æ) 259,410 2,638
Resources Connection, Inc. 99,683 1,102
Robert Half, Inc.(Ð) 20,688 1,430
RXO, Inc.(Æ)(Ð) 64,558 1,221
Ryder System, Inc.(Ð) 6,144 749
Ryerson Holding Corp. 31,278 893
Saia, Inc.(Æ) 1,536 610
Schneider National, Inc. Class B 45,271 936
Scorpio Tankers, Inc. 39,261 2,762
Scotts Miracle-Gro Co. (The) Class A 22,051 1,511
SHYFT Group, Inc. (The) 14,066 153
Skyline Champion Corp.(Æ)(Û) 39,235 2,942
Sleep Number Corp.(Æ) 11,075 147
Stagwell, Inc.(Æ)(Ð) 15,922 95
Star Bulk Carriers Corp. 122,012 2,967
Steelcase, Inc. Class A(Ð) 24,652 297
Stericycle, Inc.(Æ) 11,703 524
Sterling Infrastructure, Inc.(Æ) 15,540 1,579
Stoneridge, Inc.(Æ) 131,938 1,976
Sun Country Airlines Holdings, Inc.(Æ) 53,511 712
Teekay Tankers, Ltd. Class A 24,206 1,411
Terex Corp.(Ð) 35,434 1,986
Thermon Group Holdings, Inc.(Æ) 38,343 1,224
Tidewater, Inc.(Æ) 11,419 1,049
TopBuild Corp.(Æ) 4,373 1,770
TreeHouse Foods, Inc.(Æ) 21,151 794

See accompanying notes which are an integral part of the financial statements.
92 U.S. Small Cap Equity Fund
Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
TriNet Group, Inc. 9,263 930
TrueBlue, Inc.(Æ) 10,539 110
Tutor Perini Corp.(Æ) 49,700 827
UFP Industries, Inc. 6,663 751
U-Haul Holding Co.(Æ)(Û) 6,291 398
UniFirst Corp. 2,379 381
Universal Truckload Services, Inc. 23,163 1,035
V2X, Inc.(Æ) 18,418 895
Vertiv Holdings Co. Class A 11,013 1,024
Watts Water Technologies, Inc. Class A 3,550 705
Werner Enterprises, Inc. 53,158 1,818
WESCO International, Inc.(Ð) 8,464 1,293
WillScot Mobile Mini Holdings Corp.(Æ) 21,392 791
Xerox Holdings Corp. 87,123 1,158
XPO, Inc.(Æ) 1,637 176
ZipRecruiter, Inc. Class A(Æ) 34,220 352
143,564
Technology - 14.1%
8x8, Inc.(Æ)(Ð) 313,109 692
A10 Networks, Inc. 217,852 2,845
ACM Research, Inc. Class A(Æ) 30,595 781
Adeia, Inc.(Ð) 1,685 17
ADTRAN Holdings, Inc.(Ð) 41,985 184
Agilysys, Inc.(Æ) 5,639 468
Akamai Technologies, Inc.(Æ) 5,508 133
Alpha & Omega Semiconductor, Ltd.(Æ)(Ð) 5,142 112
Altair Engineering, Inc. Class A(Æ) 6,801 547
Ambarella, Inc.(Æ) 7,877 362
American Software, Inc. Class A 358,069 3,620
Amkor Technology, Inc.(Û) 37,301 1,207
Appfolio, Inc. Class A(Æ) 8,171 1,853
AppLovin Corp. Class A(Æ) 1,873 132
Arlo Technologies, Inc.(Æ) 37,654 466
Augmedix, Inc.(Æ)(Ñ) 231,314 627
AvePoint, Inc.(Æ) 24,942 194
Axcelis Technologies, Inc.(Æ) 5,618 582
Bandwidth, Inc. Class A(Æ)(Ð) 8,269 150
BigCommerce Holdings, Inc.(Æ) 27,439 155
Box, Inc. Class A(Æ)(Ð) 49,387 1,285
Calix, Inc.(Æ)(Ð) 22,317 619
Cambium Networks Corp.(Æ)(Ð) 898 3
Cars.com, Inc.(Æ) 55,395 926
Cirrus Logic, Inc.(Æ) 15,273 1,353
Cohu, Inc.(Æ) 16,776 509
CommScope Holding Co., Inc.(Æ) 137,934 123
CommVault Systems, Inc.(Æ) 9,155 938
Conduent, Inc.(Æ)(Ð) 23,071 73
Conduent, Inc. Class A(Æ)(Ð) 33,713 948
Consensus Cloud Solutions, Inc. Class
W(Æ) 7,805 91
Couchbase, Inc.(Æ) 8,784 212
Cricut, Inc. Class A(Ð) 13,400 71
CS Disco, Inc.(Æ)(Ð) 6,965 53
CSG Systems International, Inc. 7,484 354
CyberArk Software, Ltd.(Æ) 478 114
Digital Turbine, Inc.(Æ)(Ð) 33,650 64
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
DigitalBridge Group, Inc. 22,236 366
DigitalOcean Holdings, Inc.(Æ)(Ð) 18,952 623
Diodes, Inc.(Æ) 5,820 425
DocuSign, Inc.(Æ) 1,581 89
Domo, Inc. Class B(Æ)(Ð) 11,601 87
Donnelley Financial Solutions, Inc.(Æ) 5,931 372
DoubleVerify Holdings, Inc.(Æ)(Ð) 62,348 1,827
Dropbox, Inc. Class A(Æ)(Ð) 57,616 1,334
DXC Technology Co.(Æ) 57,445 1,120
DZS, Inc.(Æ) 2,163 2
Endava PLC - ADR(Æ) 11,813 343
ePlus, Inc.(Æ) 9,403 723
Eventbrite, Inc. Class A(Æ)(Ð) 36,060 190
EverQuote, Inc. Class A(Æ)(Ð) 54,919 1,108
Expensify, Inc. Class A(Æ) 22,542 36
FormFactor, Inc.(Æ) 27,353 1,220
Gitlab, Inc. Class A(Æ) 16,698 876
Guidewire Software, Inc.(Æ) 26,682 2,946
Harmonic, Inc.(Æ) 78,444 842
Ibotta, Inc. Class A(Æ)(Ñ) 2,462 252
IDT Corp. Class B 17,095 608
Immersion Corp. 90,201 656
Infinera Corp.(Æ)(Ð) 18,211 88
Informatica, Inc. Class A(Æ) 18,394 570
Insight Enterprises, Inc.(Æ) 3,469 633
Integral Ad Science Holding LLC(Æ) 37,476 359
JFrog, Ltd.(Æ) 2,096 84
Kaltura, Inc.(Æ)(Ñ) 817,376 1,005
KBR, Inc.(Ð) 44,941 2,918
Kulicke & Soffa Industries, Inc. 48,027 2,223
Kyndryl Holdings, Inc.(Æ) 69,030 1,357
Lyft, Inc. Class A(Æ) 72,788 1,138
MACOM Technology Solutions Holdings,
Inc.(Æ) 10,600 1,081
Manhattan Associates, Inc.(Æ) 2,044 421
Maplebear, Inc.(Æ)(Û) 8,538 291
MaxLinear, Inc. Class A(Æ) 38,573 802
MediaAlpha, Inc. Class A(Æ) 10,742 218
MeridianLink, Inc.(Æ)(Ð) 5,635 94
MicroStrategy, Inc. Class A(Æ)(Ñ) 1,146 1,221
Model N, Inc.(Æ) 114,816 3,404
Monday.com, Ltd.(Æ) 1,456 276
NAPCO Security Technologies, Inc. 25,546 1,040
NETGEAR, Inc.(Æ) 11,133 165
nLight, Inc.(Æ) 12,714 145
Novanta, Inc.(Æ) 3,697 579
Nutanix, Inc. Class A(Æ) 40,677 2,469
NVE Corp. 14,226 1,158
ON24, Inc. 105,815 697
OneSpan, Inc.(Æ) 81,254 879
Onto Innovation, Inc.(Æ) 9,552 1,772
Ooma, Inc.(Æ) 71,558 505
Opendoor Technologies, Inc.(Æ)(Ð) 27,354 54
Outbrain, Inc.(Æ)(Ð) 2,001 8
Outset Medical, Inc.(Æ)(Ð) 18,575 47
Paycom Software, Inc.(Ð) 791 149
PDF Solutions, Inc.(Æ) 104,984 3,158

See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 93
Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Pegasystems, Inc. 26,757 1,590
Perficient, Inc.(Æ) 6,876 325
Photronics, Inc.(Æ) 27,704 759
Planet Labs PBC(Æ)(Ð) 54,988 93
PlayAGS, Inc.(Æ) 109,183 965
Playtika Holding Corp. 17,034 123
Power Integrations, Inc. 7,171 478
Powerfleet, Inc.(Æ) 60,473 290
Preformed Line Products Co. 1,849 224
Procore Technologies, Inc.(Æ) 21,096 1,443
Progress Software Corp. 6,561 327
PROS Holdings, Inc.(Æ) 18,681 612
PubMatic, Inc. Class A(Æ) 26,024 584
Qualys, Inc.(Æ) 13,400 2,196
Rackspace Technology, Inc.(Æ)(Ð) 31,343 54
Radcom, Ltd.(Æ) 38,131 336
Rambus, Inc.(Æ) 12,450 683
Ribbon Communications, Inc.(Æ) 18,623 59
RingCentral, Inc. Class A(Æ)(Ð) 23,436 694
Roku, Inc.(Æ)(Ð) 13,971 806
Samsara, Inc. Class A(Æ) 18,224 637
Sanmina Corp.(Æ) 8,418 511
Sapiens International Corp. NV 8,943 275
SecureWorks Corp. Class A(Æ) 2,498 15
Semtech Corp.(Æ) 9,845 370
SentinelOne, Inc. Class A(Æ)(Ð) 53,020 1,120
Shutterstock, Inc. 7,069 302
Silicon Laboratories, Inc.(Æ) 14,796 1,798
Silicon Motion Technology Corp. - ADR 5,223 386
SimilarWeb, Ltd.(Æ) 53,502 395
Simulations Plus, Inc. 78,640 3,566
SMART Global Holdings, Inc.(Æ) 48,857 893
Smartsheet, Inc. Class A(Æ) 31,726 1,200
Sonos, Inc.(Æ) 65,553 1,108
Sprout Social, Inc. Class A(Æ) 7,640 385
SPS Commerce, Inc.(Æ) 3,715 646
Squarespace, Inc. Class A(Æ) 16,700 582
Super Micro Computer, Inc.(Æ) 5,886 5,055
Synaptics, Inc.(Æ) 6,140 552
Telos Corp.(Æ) 11,135 38
Tenable Holdings, Inc.(Æ) 29,186 1,312
Teradata Corp.(Æ)(Ð) 21,604 802
Thoughtworks Holding, Inc.(Æ)(Ð) 22,524 52
Tower Semiconductor, Ltd.(Æ) 29,119 957
TrueCar, Inc.(Æ) 258,002 681
TTM Technologies, Inc.(Æ) 33,763 504
Unisys Corp.(Æ) 25,027 136
Upland Software, Inc.(Æ) 898 2
Varonis Systems, Inc.(Æ) 24,271 1,062
Veeco Instruments, Inc.(Æ) 8,453 299
Verint Systems, Inc.(Æ) 12,582 381
Viavi Solutions, Inc. Class W(Æ)(Û) 58,380 461
Vimeo, Inc.(Æ) 275,843 990
Vishay Intertechnology, Inc. 94,444 2,185
VTEX Class A(Æ) 193,188 1,433
Weave Communications, Inc.(Æ)(Ð) 7,238 77
Wix.com, Ltd.(Æ) 1,060 126
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
WNS Holdings, Ltd.(Æ) 37,482 1,571
Workiva, Inc.(Æ) 18,289 1,441
Xperi, Inc.(Æ) 15,613 164
Yelp, Inc. Class A(Æ) 13,612 548
Yext, Inc.(Æ)(Ð) 33,670 185
Zeta Global Holdings Corp. Class A(Æ) 54,052 668
118,428
Utilities - 5.2%
ALLETE, Inc. 33,946 2,010
APA Corp.(Ð) 34,679 1,090
Artesian Resources Corp. Class A 43,451 1,520
Avista Corp. 10,278 370
Brookfield Infrastructure Corp. Class A 6,683 204
California Resources Corp. 24,041 1,271
California Water Service Group 21,252 1,044
Chord Energy Corp. 3,788 670
Civitas Resources, Inc. 13,735 988
CNX Resources Corp.(Æ)(Ð) 31,830 749
Evolution Petroleum Corp. 257,771 1,392
Excelerate Energy, Inc. Class A(Ð) 75,409 1,271
Genie Energy, Ltd. Class B 25,575 391
Golar LNG, Ltd. 19,692 483
Gulfport Energy Corp.(Æ) 2,410 383
IDACORP, Inc. 14,111 1,337
Iridium Communications, Inc.(Û) 25,475 784
Kosmos Energy, Ltd.(Æ) 298,825 1,694
Magnolia Oil & Gas Corp. Class A 111,546 2,797
New Jersey Resources Corp. 8,942 391
Northern Oil and Gas, Inc. 17,429 711
NorthWestern Corp. 7,771 392
NRG Energy, Inc.(Û) 32,673 2,374
ONE Gas, Inc. 6,748 435
Permian Resources Corp. 220,822 3,699
Pinnacle West Capital Corp. 5,651 416
Portland General Electric Co. 34,802 1,505
RGC Resources, Inc. 18,384 379
SandRidge Energy, Inc. 47,535 651
Saturn Oil & Gas, Inc.(Æ) 250,714 486
SilverBow Resources, Inc.(Æ) 54,228 1,666
Southwest Gas Holdings, Inc. 5,841 436
Spire, Inc. 17,466 1,079
Talos Energy, Inc.(Æ) 56,645 747
UGI Corp. 42,697 1,091
Unitil Corp. 36,838 1,877
Vistra Corp.(Û) 41,956 3,182
York Water Co. (The) 53,295 1,893
43,858
Total Common Stocks
(cost $740,558) 836,808
Short-Term Investments - 5.0%
U.S. Cash Management Fund(@) 41,855,321 (∞) 41,834
Total Short-Term Investments

See accompanying notes which are an integral part of the financial statements.
94 U.S. Small Cap Equity Fund
Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
(cost $41,837) 41,834
Other Securities - 1.0%
U.S. Cash Collateral Fund(@)(×) 8,607,905 (∞)
8,608
Total Other Securities
(cost $8,608) 8,608
Total Investments - 105.7%
(identified cost $791,003) 887,250
Securities Sold Short - (4.7)%
Consumer Discretionary - (0.5)%
Advanced Energy Industries, Inc. (3,238) (310)
Altice USA, Inc. Class A(Æ) (28,859) (56)
AMMO, Inc.(Æ) (11,935) (30)
Bally's Corp.(Æ) (8,859) (116)
Blade Air Mobility, Inc.(Æ) (8,800) (28)
Boston Omaha Corp. Class A(Æ) (6,007) (93)
Churchill Downs, Inc. (5,063) (653)
Clarus Corp. (3,000) (19)
Crocs, Inc.(Æ) (3,112) (387)
Ethan Allen Interiors, Inc. (6,022) (170)
FirstCash Holdings, Inc. (4,145) (468)
Full House Resorts, Inc.(Æ) (3,694) (19)
Gannett Co., Inc.(Æ) (16,370) (40)
Gray Television, Inc. (9,141) (53)
GrowGeneration Corp.(Æ) (4,400) (13)
Guess?, Inc. (5,099) (137)
Joby Aviation, Inc.(Æ) (41,717) (211)
Kura Sushi USA, Inc. Class A(Æ) (550) (61)
Lithia Motors, Inc. Class A (1,924) (489)
Noodles & Co. Class A(Æ) (1,600) (2)
Topgolf Callaway Brands Corp.(Æ) (36,405) (583)
Vicor Corp.(Æ) (2,995) (97)
XPEL, Inc.(Æ)(Þ) (3,065) (161)
Ziff Davis, Inc.(Æ) (1,848) (93)
(4,289)
Consumer Staples - (0.1)%
Alico, Inc. (111) (3)
B&G Foods, Inc. Class A (15,591) (173)
J&J Snack Foods Corp. (795) (109)
Krispy Kreme, Inc. (12,450) (158)
MGP Ingredients, Inc. (3,932) (308)
Westrock Coffee Co.(Æ) (4,700) (48)
(799)
Energy - (0.2)%
Ameresco, Inc. Class A(Æ) (6,258) (131)
Array Technologies, Inc.(Æ) (16,764) (207)
Cleanspark, Inc.(Æ) (5,100) (83)
Core Laboratories, Inc. (6,938) (110)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Ring Energy, Inc.(Æ) (29,272) (56)
Shoals Technologies Group, Inc. Class A(Æ) (26,120) (221)
Sitio Royalties Corp. Class A (9,060) (210)
Sunnova Energy International, Inc.(Æ) (19,773) (83)
TPI Composites, Inc.(Æ) (2,900) (9)
Uranium Energy Corp.(Æ) (53,302) (360)
(1,470)
Financial Services - (0.7)%
AGNC Investment Corp.(ö) (30,205) (276)
Applied Digital Corp.(Æ) (11,919) (32)
Arbor Realty Trust, Inc.(ö) (26,062) (334)
ARMOUR Residential REIT, Inc.(ö) (19,725) (358)
BGC Group, Inc. Class A (38,445) (301)
Capitol Federal Financial, Inc. (23,495) (112)
Columbia Banking System, Inc. (1,033) (19)
Distribution Solutions Group, Inc.(Æ) (2,865) (95)
European Wax Center, Inc. Class A(Æ) (6,017) (71)
First Financial Bankshares, Inc. (12,675) (375)
Franklin BSP Realty Trust, Inc.(ö) (11,121) (139)
Glacier Bancorp, Inc. (18,614) (674)
Global Net Lease, Inc.(ö) (48,159) (335)
Hannon Armstrong Sustainable
Infrastructure Capital, Inc. (17,994) (450)
Healthcare Realty Trust, Inc.(ö) (40,855) (581)
Lakeland Financial Corp. (4,815) (283)
New York Community Bancorp, Inc. (65,329) (173)
Office Properties Income Trust(ö) (15,000) (30)
Old National Bancorp (2,652) (44)
Park National Corp. (1,766) (233)
Ready Capital Corp.(ö) (29,282) (250)
ServisFirst Bancshares, Inc. (7,127) (420)
Stock Yards Bancorp, Inc. (2,948) (131)
(5,716)
Health Care - (1.1)%
Acadia Healthcare Co., Inc.(Æ) (7,897) (584)
AdaptHealth Corp.(Æ) (19,665) (194)
Agenus, Inc.(Æ) (5,906) (72)
Allovir, Inc.(Æ) (5,500) (4)
Artivion, Inc.(Æ) (1,000) (20)
Atossa Therapeutics, Inc.(Æ) (2,680) (4)
Avid Bioservices, Inc.(Æ) (16,607) (127)
Bio-Techne Corp. (8,812) (557)
Brookdale Senior Living, Inc. Class A(Æ) (27,886) (189)
CareMax, Inc.(Æ) (174) (1)
ClearPoint Neuro, Inc.(Æ) (1,901) (10)
CorMedix, Inc.(Æ) (6,900) (36)
Crinetics Pharmaceuticals, Inc.(Æ) (9,879) (433)
Cue Biopharma, Inc.(Æ) (7,100) (14)
Dyne Therapeutics, Inc.(Æ) (7,806) (198)

See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 95
Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Emergent BioSolutions, Inc.(Æ) (18,550) (35)
EyePoint Pharmaceuticals, Inc.(Æ) (6,198) (109)
Geron Corp.(Æ) (81,691) (321)
Globus Medical, Inc. Class A(Æ) (13,540) (674)
ICU Medical, Inc.(Æ) (3,262) (319)
Ideaya Biosciences, Inc.(Æ) (1,234) (50)
Inovio Pharmaceuticals, Inc.(Æ) (3,290) (38)
Iovance Biotherapeutics, Inc.(Æ) (5,725) (68)
Joint Corp. (The)(Æ) (4,817) (58)
Kura Oncology, Inc.(Æ) (9,703) (190)
Lifecore Biomedical, Inc.(Æ) (1,000) (6)
LifeStance Health Group, Inc.(Æ) (15,906) (98)
Lineage Cell Therapeutics, Inc.(Æ) (16,634) (18)
Neogen Corp.(Æ) (31,543) (389)
NeoGenomics, Inc.(Æ) (5,059) (70)
OrthoPediatrics Corp.(Æ) (3,885) (115)
Owens & Minor, Inc.(Æ) (1,199) (30)
RadNet, Inc.(Æ) (8,471) (411)
Recursion Pharmaceuticals, Inc. Class A(Æ) (7,493) (59)
Repligen Corp.(Æ) (4,387) (720)
Revance Therapeutics, Inc.(Æ) (14,333) (52)
Rocket Pharmaceuticals, Inc.(Æ) (10,185) (219)
SIGA Technologies, Inc. (10,169) (89)
SpringWorks Therapeutics, Inc.(Æ) (7,595) (355)
Surgery Partners, Inc.(Æ) (10,709) (267)
Syndax Pharmaceuticals, Inc.(Æ) (9,154) (193)
Tango Therapeutics, Inc.(Æ) (6,535) (50)
Tela Bio, Inc.(Æ) (300) (1)
TransMedics Group, Inc.(Æ) (3,807) (358)
US Physical Therapy, Inc. (2,810) (285)
Vaxcyte, Inc.(Æ) (10,817) (655)
Veracyte, Inc.(Æ) (17,908) (351)
Verastem, Inc.(Æ) (1,920) (19)
(9,115)
Materials and Processing - (0.2)%
5E Advanced Materials, Inc.(Æ) (6,878) (8)
AAON, Inc. (7,256) (683)
A-Mark Precious Metals, Inc. (4,797) (192)
Aspen Aerogels, Inc.(Æ) (12,782) (200)
Coeur Mining, Inc.(Æ) (51,362) (232)
Compass Minerals International, Inc. (10,488) (131)
Ivanhoe Electric, Inc.(Æ) (10,883) (110)
Mativ Holdings, Inc. (9,912) (181)
Piedmont Lithium, Inc.(Æ) (6,168) (76)
Sensient Technologies Corp. (2,068) (151)
VSE Corp. (2,130) (166)
(2,130)
Producer Durables - (0.5)%
AeroVironment, Inc.(Æ) (3,365) (537)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
American Superconductor Corp.(Æ) (4,295) (53)
Badger Meter, Inc. (3,028) (554)
Casella Waste Systems, Inc. Class A(Æ) (7,231) (653)
Clean Energy Fuels Corp.(Æ) (33,521) (78)
Deluxe Corp. (7,631) (151)
Dorman Products, Inc.(Æ) (4,308) (377)
Itron, Inc.(Æ) (5,190) (478)
Kratos Defense & Security Solutions, Inc.
(Æ) (3,750) (67)
LanzaTech Global, Inc.(Æ) (4,145) (9)
National CineMedia, Inc.(Æ) (2,829) (12)
RBC Bearings, Inc.(Æ) (1,287) (315)
Stericycle, Inc.(Æ) (12,558) (562)
Workhorse Group, Inc.(Æ) (29,626) (4)
Zurn Elkay Water Solutions Corp. (18,249) (571)
(4,421)
Technology - (1.2)%
Aehr Test Systems(Æ) (2,251) (27)
Atomera, Inc.(Æ) (4,685) (22)
Augmedix, Inc.(Æ) (2,200) (6)
Bentley Systems, Inc. Class B (13,336) (700)
Cars.com, Inc.(Æ) (7,546) (126)
Clearfield, Inc.(Æ) (4,602) (139)
Coherent Corp.(Æ) (11,361) (621)
Digi International, Inc.(Æ) (6,288) (193)
Digimarc Corp.(Æ) (3,976) (84)
EchoStar Corp. Class A(Æ) (23,179) (371)
Entegris, Inc. (5,975) (794)
Envestnet, Inc.(Æ) (8,468) (525)
ePlus, Inc.(Æ) (4,001) (307)
Frontier Communications Parent, Inc.(Æ) (33,652) (779)
Gen Digital, Inc. (32,218) (649)
MACOM Technology Solutions Holdings,
Inc.(Æ) (3,185) (325)
MKS Instruments, Inc. (4,058) (483)
Onto Innovation, Inc.(Æ) (4,654) (863)
PAR Technology Corp.(Æ) (8,952) (378)
PTC, Inc.(Æ) (3,849) (683)
Sanmina Corp.(Æ) (6,808) (413)
Shutterstock, Inc. (980) (42)
Veeco Instruments, Inc.(Æ) (8,459) (299)
Vertex, Inc. Class A(Æ) (1,397) (41)
ViaSat, Inc.(Æ) (16,931) (269)
Vishay Intertechnology, Inc. (24,371) (564)
Wolfspeed, Inc.(Æ) (16,537) (447)
(10,150)
Utilities - (0.2)%
Civitas Resources, Inc. (7,474) (538)
Cogent Communications Holdings, Inc. (6,797) (436)
Lumen Technologies, Inc.(Æ) (139,175) (166)

See accompanying notes which are an integral part of the financial statements.
96 U.S. Small Cap Equity Fund
Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
MGE Energy, Inc. (1,070) (84)
NextDecade Corp.(Æ) (11,122) (71)
Northern Oil and Gas, Inc. (12,468) (509)
(1,804)
Total Securities Sold Short
(proceeds $39,771) (39,894)
Other Assets and Liabilities,
Net - (1.0)%
(8,396)
Net Assets - 100.0%
838,960

See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 97
Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
(0.0)%
XPEL, Inc. 01/11/24 (3,065) 50.82 (156) (161)
(161)
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Russell 2000 E-Mini Index Futures 427 USD 42,393 06/24 (977)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (977)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Consumer Discretionary $ 94,864 $ — $ —
$ —
$ 94,864 11 .3
Consumer Staples 23,396 — —
—
23,396 2 .8
Energy 39,796 — —
—
39,796 4 .7
Financial Services 167,572 — —
—
167,572 20 .0
Health Care 134,079 — 58
—
134,137 16 .0
Materials and Processing 71,145 — 48
—
71,193 8 .5
Producer Durables 143,564 — —
—
143,564 17 .1
Technology 118,428 — —
—
118,428 14 .1
Utilities 43,858 — —
—
43,858 5 .2
Short-Term Investments — — — 41,834 41,834 5 .0
Other Securities — — — 8,608 8,608 1 .0
Total Investments 836,702 — 106 50,442 887,250 105 .7
Securities Sold Short
**
(39,894) — — — (39,894) (4 .7)
Other Assets and Liabilities, Net
(1 .0)
100 .0
Other Financial Instruments
A
Liabilities
Futures Contracts (977) — — — (977) (0 .1)
Total Other Financial Instruments
*
$ (977) $ — $ — $ — $ (977)

See accompanying notes which are an integral part of the financial statements.
98 U.S. Small Cap Equity Fund
Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
**
Refer to Schedule of Investments for detailed sector breakout.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2024, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of April 30, 2024, if any, were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 99
Russell Investment Company
U.S. Small Cap Equity Fund
Fair Value of Derivative Instruments — April 30, 2024 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 977
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 4,209 $ —
Foreign currency exchange contracts — (3)
Total
$ 4,209 $ (3)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ 2,365 $ —
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Amounts in thousands
See accompanying notes which are an integral part of the financial statements.
100 U.S. Small Cap Equity Fund
Russell Investment Company
U.S. Small Cap Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2024 (Unaudited)
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 7,878 $ — $ 7,878
Total Financial and Derivative Assets
7,878 — 7,878
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 7,878 $ — $ 7,878
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of Montreal
$ 215 $ — $ 215 $ —
Bank of Nova Scotia
24 — 24 —
Barclays
2,353 — 2,353 —
Citigroup
597 — 597 —
Fidelity
1,110 — 1,110 —
HSBC
680 — 680 —
Morgan Stanley
639 — 639 —
Wells Fargo
2,260 — 2,260 —
Total
$ 7,878 $ — $ 7,878 $ —

Amounts in thousands
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 101
Russell Investment Company
U.S. Small Cap Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued
— April 30, 2024 (Unaudited)
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Short Sales Securities sold short, at fair value $ 39,894 $ — $ 39,894
Total Financial and Derivative Liabilities
39,894 — 39,894
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 39,894 $ — $ 39,894
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged^ Net Amount
State Street $ 39,894 $ — $ 39,894 $ —
Total
$ 39,894 $ — $ 39,894 $ —
*      Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
102 U.S. Small Cap Equity Fund
Statement of Assets and Liabilities — April 30, 2024 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 791,003
Investments, at fair value(*)(>) ....................................................................................................................................................
887,250
Foreign currency holdings(^) ....................................................................................................................................................... 123
Receivables:
Dividends and interest ...................................................................................................................................................... 154
Dividends from affiliated funds ....................................................................................................................................... 145
Investments sold ............................................................................................................................................................... 4,253
Fund shares sold ............................................................................................................................................................... 541
From broker(a) ................................................................................................................................................................. 2,865
Prepaid expenses .......................................................................................................................................................................... 7
Total assets ...............................................................................................................................................................
895,338
Liabilities
Payables:
Due to custodian .............................................................................................................................................................. 17
Investments purchased ..................................................................................................................................................... 5,544
Fund shares redeemed ...................................................................................................................................................... 502
Accrued fees to affiliates .................................................................................................................................................. 639
Other accrued expenses .................................................................................................................................................... 198
Variation margin on futures contracts .............................................................................................................................. 976
Securities sold short, at fair value(‡) ........................................................................................................................................... 39,894
Payable upon return of securities loaned ..................................................................................................................................... 8,608
Total liabilities ...........................................................................................................................................................
56,378
Net Assets ...............................................................................................................................................................
$ 838,960

Russell Investment Company
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 103
Statement of Assets and Liabilities, continued — April 30, 2024 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 93,408
Shares of beneficial interest .........................................................................................................................................................
319
Additional paid-in capital ............................................................................................................................................................
745,233
Net Assets ...............................................................................................................................................................
$ 838,960
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) ..........................................................................................................................................
$ 25.80
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 27.37
Class A — Net assets ........................................................................................................................................................... $ 14,103,207
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 546,690
Net asset value per share: Class C (#) ..........................................................................................................................................
$ 22.10
Class C — Net assets ........................................................................................................................................................... $ 6,753,346
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 305,531
Net asset value per share: Class M (#) .........................................................................................................................................
$ 26.31
Class M — Net assets .......................................................................................................................................................... $ 98,429,252
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 3,740,520
Net asset value per share: Class R6 (#) ........................................................................................................................................
$ 26.36
Class R6 — Net assets ......................................................................................................................................................... $ 542,395
Class R6 — Shares outstanding ($.01 par value) ................................................................................................................ 20,578
Net asset value per share: Class S (#) ..........................................................................................................................................
$ 26.36
Class S — Net assets ............................................................................................................................................................ $ 632,639,662
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 24,003,454
Net asset value per share: Class Y (#) ..........................................................................................................................................
$ 26.35
Class Y — Net assets ........................................................................................................................................................... $ 86,492,391
Class Y — Shares outstanding ($.01 par value) ................................................................................................................... 3,281,828
Amounts in thousands
(^)     Foreign currency holdings - cost $ 123
(*)     Securities on loan included in investments $ 7,878
(‡)     Proceeds on securities sold short $ 39,771
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 50,442
(a)   Receivable from Broker for Futures $ 2,865
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
104 U.S. Small Cap Equity Fund
Statement of Operations — For the Period Ended April 30, 2024 (Unaudited)
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 6,869
Dividends from affiliated funds ....................................................................................................................................... 875
Interest .............................................................................................................................................................................. 62
Securities lending income (net) ....................................................................................................................................... 46
Total investment income ..............................................................................................................................................................
7,852
Expenses
Advisory fees ................................................................................................................................................................... 2,985
Administrative fees .......................................................................................................................................................... 205
Custodian fees .................................................................................................................................................................. 68
Distribution fees - Class A ............................................................................................................................................... 18
Distribution fees - Class C ............................................................................................................................................... 26
Transfer agent fees - Class A ........................................................................................................................................... 14
Transfer agent fees - Class C ........................................................................................................................................... 7
Transfer agent fees - Class M .......................................................................................................................................... 100
Transfer agent fees - Class R6 ......................................................................................................................................... —
*
Transfer agent fees - Class S ............................................................................................................................................ 643
Transfer agent fees - Class Y ........................................................................................................................................... 2
Professional fees .............................................................................................................................................................. 44
Registration fees ............................................................................................................................................................... 49
Shareholder servicing fees - Class C ............................................................................................................................... 9
Trustees’ fees .................................................................................................................................................................... 18
Printing fees ..................................................................................................................................................................... 43
Dividends from securities sold short ................................................................................................................................ 348
Interest expense paid on securities sold short .................................................................................................................. 157
Miscellaneous .................................................................................................................................................................. 51
Expenses before reductions .............................................................................................................................................. 4,787
Expense reductions .......................................................................................................................................................... (199)
Net expenses ................................................................................................................................................................................
4,588
Net investment income (loss) .......................................................................................................................................................
3,264
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 20,720
Investments in affiliated funds ......................................................................................................................................... (5)
Futures contracts .............................................................................................................................................................. 4,209
Foreign currency exchange contracts ............................................................................................................................... (3)
Securities sold short ......................................................................................................................................................... 236
Foreign currency-related transactions .............................................................................................................................. 3
Net realized gain (loss) ................................................................................................................................................................
25,160
Net change in unrealized appreciation (depreciation) on:
Investments   .................................................................................................................................................................... 126,704
Investments in affiliated funds ......................................................................................................................................... (3)
Futures contracts .............................................................................................................................................................. 2,365
Securities sold short ......................................................................................................................................................... (7,432)
Foreign currency-related transactions .............................................................................................................................. 2
Net change in unrealized appreciation (depreciation) ................................................................................................................. 121,636
Net realized and unrealized gain (loss) ........................................................................................................................................ 146,796
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 150,060
*      Less than $500.

Russell Investment Company
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 105
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
April 30, 2024
(Unaudited)
Fiscal Year Ended
October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 3,264 $ 6,648
Net realized gain (loss) ....................................................................................................................... 25,160 34,930
Net change in unrealized appreciation (depreciation) ........................................................................ 121,636 (108,007)
Net increase (decrease) in net assets from operations .............................................................................. 150,060 (66,429)
Distributions
To shareholders
Class A .......................................................................................................................................... (321) (692)
Class C .......................................................................................................................................... (172) (397)
Class M ......................................................................................................................................... (2,613) (4,934)
Class R6 ........................................................................................................................................ (17) (27)
Class S .......................................................................................................................................... (16,361) (32,305)
Class Y .......................................................................................................................................... (2,388) (4,601)
Net decrease in net assets from distributions ............................................................................................ (21,872) (42,956)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (46,671) (200,244)
Total Net Increase (Decrease) in Net Assets ........................................................................
81,517 (309,629)
Net Assets
Beginning of period .................................................................................................................................. 757,443 1,067,072
End of period .............................................................................................................................................
$ 838,960 $ 757,443

Russell Investment Company
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
106 U.S. Small Cap Equity Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2024 and October 31, 2023 were as follows:
2024 (Unaudited) 2023
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 37 $ 954 49 $ 1,178
Proceeds from reinvestment of distributions 13 320 30 691
Payments for shares redeemed (63) (1,609) (128) (3,080)
Net increase (decrease)
(13) (335) (49) (1,211)
Class C
Proceeds from shares sold 6 130 22 470
Proceeds from reinvestment of distributions 8 172 20 397
Payments for shares redeemed (49) (1,081) (68) (1,421)
Net increase (decrease)
(35) (779) (26) (554)
Class M
Proceeds from shares sold 301 7,811 909 22,667
Proceeds from reinvestment of distributions 100 2,613 208 4,934
Payments for shares redeemed (525) (13,732) (2,695) (67,685)
Net increase (decrease)
(124) (3,308) (1,578) (40,084)
Class R6
Proceeds from shares sold 11 253 2 41
Proceeds from reinvestment of distributions 1 17 1 27
Payments for shares redeemed (7) (176) (8) (187)
Net increase (decrease)
5 94 (5) (119)
Class S
Proceeds from shares sold 1,408 35,795 2,562 63,276
Proceeds from reinvestment of distributions 621 16,305 1,345 31,963
Payments for shares redeemed (3,385) (87,492) (9,978) (249,822)
Net increase (decrease)
(1,356) (35,392) (6,071) (154,583)
Class Y
Proceeds from shares sold 29 732 603 14,163
Proceeds from reinvestment of distributions 91 2,388 194 4,601
Payments for shares redeemed (383) (10,071) (903) (22,457)
Net increase (decrease)
(263) (6,951) (106) (3,693)
Total increase (decrease)
(1,786) $ (46,671) (7,835) $ (200,244)

See accompanying notes which are an integral part of the financial statements.
108 U.S. Small Cap Equity Fund
Russell Investment Company
U.S. Small Cap Equity Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
April 30, 2024* 22.04 .06 4.28 4.34 (.06) (.52)
October 31, 2023 25.20 .11 (2.12) (2.01) (.06) (1.09)
October 31, 2022 38.76 .01 (4.34) (4.33) — (9.23)
October 31, 2021 24.25 (.05) 14.65 14.60 (.09) —
October 31, 2020 27.44 (- )
( Ɵ )
(2.07) (2.07) (.13) (.99)
October 31, 2019 31.39 .07 .23 .30 (.08) (4.17)
Class C
April 30, 2024* 18.96 (.03) 3.69 3.66 — (.52)
October 31, 2023 21.96 (.06) (1.85) (1.91) — (1.09)
October 31, 2022 35.21 (.17) (3.85) (4.02) — (9.23)
October 31, 2021 22.12 (.29) 13.38 13.09 — —
October 31, 2020 25.19 (.17) (1.91) (2.08) — (.99)
October 31, 2019 29.30 (.12) .18 .06 — (4.17)
Class M
April 30, 2024* 22.51 .11 4.3 7 4.4 8 (.16 ) (.52)
October 31, 2023 25.72 .21 (2.17) (1.96) (.16) (1.09)
October 31, 2022 39.32 .12 (4.42) (4.30) (.07) (9.23)
October 31, 2021 24.58 .09 14.84 14.93 (.19) —
October 31, 2020 27.82 .09 (2.09) (2.00) (.25) (.99)
October 31, 2019 31.79 .16 .26 .42 (.22) (4.17)
Class R6
April 30, 2024* 22.55 .12 4.38 4.50 (.17) (.52)
October 31, 2023 25.77 .22 (2.18) (1.96) (.17) (1.09)
October 31, 2022 39.38 .14 (4.43) (4.29) (.09) (9.23)
October 31, 2021 24.60 .10 14.85 14.95 (.17) —
October 31, 2020 27.83 .16 (2.15) (1.99) (.25) (.99)
October 31, 2019 31.81 .17 .25 .42 (.23) (4.17)
Class S
April 30, 2024* 22.53 .10 4.39 4.49 (.14) (.52)
October 31, 2023 25.74 .19 (2.19) (2.00) (.12) (1.09)
October 31, 2022 39.33 .09 (4.42) (4.33) (.03) (9.23)
October 31, 2021 24.59 .05 14.85 14.90 (.16) —
October 31, 2020 27.82 .07 (2.09) (2.02) (.22) (.99)
October 31, 2019 31.78 .15 .24 .39 (.18) (4.17)
Class Y
April 30, 2024* 22.55 .12 4.38 4.50 (.18) (.52)
October 31, 2023 25.77 .22 (2.17) (1.95) (.18) (1.09)
October 31, 2022 39.38 .14 (4.43) (4.29) (.09) (9.23)
October 31, 2021 24.61 .12 14.85 14.97 (.20) —
October 31, 2020 27.84 .11 (2.09) (1.98) (.26) (.99)
October 31, 2019 31.83 .19 .23 .42 (.24) (4.17)

See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 109
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(ǿ)(±)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(ɯ)
%
Ratio of Expenses
to Average
Net Assets,
Net
(Ƃ)(ɯ)(∆)
%
Ratio of Net
Investment Income
to Average
Net Assets
(Ƃ)(ɯ)
%
Portfolio
Turnover Rate
(ǿ)
(.58) 25.80 19.72 14,103 1.3 8 1.3 8 .4 6 37
(1.15) 22.04 (8.23) 12,342 1.38 1.38 .46 80
(9.23) 25.20 (13.71) 15,358 1.34 1.34 .05 95
(.09) 38.76 60.30 19,963 1.35 1.35 (.15) 110
(1.12) 24.25 (8.05) 12,998 1.42 1.42 (.01) 132
(4.25) 27.44 3.30 15,692 1.33 1.33 .24 116
(.52) 22.10 19.28 6,753 2.1 3 2.1 3 (.28 ) 37
(1.09) 18.96 (8.98) 6,462 2.13 2.13 (.29) 80
(9.23) 21.96 (14.35) 8,052 2.09 2.09 (.70) 95
— 35.21 59.18 11,220 2.10 2.10 (.89) 110
(.99) 22.12 (8.78) 8,005 2.17 2.17 (.75) 132
(4.17) 25.19 2.55 12,149 2.08 2.08 (.49) 116
(.68 ) 26.31 19.93 98,429 1.1 3 .9 9 .8 5 37
(1.25) 22.51 (7.88) 86,971 1.13 .99 .83 80
(9.30) 25.72 (13.38) 139,979 1.09 .95 .44 95
(.19) 39.32 60.95 167,700 1.10 .96 .24 110
(1.24) 24.58 (7.72) 87,186 1.17 1.03 .36 132
(4.39) 27.82 3.76 71,254 1.09 .95 .58 116
(.69) 26.36 19.98 54 3 .98 .96 .89 37
(1.26) 22.55 (7.86) 356 .98 .96 .89 80
(9.32) 25.77 (13.35) 532 .94 .92 .48 95
(.17) 39.38 60.96 912 .95 .93 .27 110
(1.24) 24.60 (7.67) 395 .98 .96 .56 132
(4.40) 27.83 3.80 13,541 .94 .92 .61 116
(.66) 26.36 19.93 632,640 1.1 3 1.0 9 .7 5 37
(1.21) 22.53 (8.00) 571,387 1.13 1.09 .75 80
(9.26) 25.74 (13.46) 809,051 1.09 1.05 .34 95
(.16) 39.33 60.76 1,147,967 1.10 1.06 .15 110
(1.21) 24.59 (7.78) 934,202 1.17 1.13 .28 132
(4.35) 27.82 3.64 1,158,269 1.08 1.04 .54 116
(.70) 26.35 19.96 86,492 .93 .93 .91 37
(1.27) 22.55 (7.83) 79,925 .93 .93 .90 80
(9.32) 25.77 (13.33) 94,100 .89 .89 .49 95
(.20) 39.38 61.06 166,076 .90 .90 .33 110
(1.25) 24.61 (7.64) 225,968 .97 .97 .44 132
(4.41) 27.84 3.76 301,373 .89 .89 .68 116

Russell Investment Company
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
110 U.S. Small Cap Equity Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates as of April 30, 2024 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 20 2 4 with underlying f unds which are, or were, an affiliat-
ed company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2024, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 497,388
Administrative fees 34,176
Distribution fees 7,244
Shareholder servicing fees 1,430
Transfer agent fees 94,654
Trustee fees 3,714
$ 638,606
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 30,906 $ 149,038 $ 138,102 $ (5) $ (3) $ 41,834 $ 875 $ —
U.S. Cash Collateral Fund 9,789 57,944 59,125 — — 8,608 379 —
$ 40,695 $ 206,982 $ 197,227 $ (5) $ (3) $ 50,442 $ 1,254 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 781,405,151 $ 121,547,128 $ (56,573,052) $ 64,974,076

Multifactor International Equity Fund 111
Russell Investment Company
Multifactor International Equity Fund
Shareholder Expense Example — April 30, 2024 (Unaudited)
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an
investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2023 to April 30, 2024 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account
values and actual expenses. You may use the information in
this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account
during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and
expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2024 $ 1,174.20 $ 1,022.03
Expenses Paid During Period* $ 3.08 $ 2.87
* Expenses are equal to the Fund's annualized expense ratio of 0.57%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class R6
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2024 $ 1,173.70 $ 1,022.13
Expenses Paid During Period* $ 2.97 $ 2.77
* Expenses are equal to the Fund's annualized expense ratio of 0.55%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2024 $ 1,172.60 $ 1,021.28
Expenses Paid During Period* $ 3.89 $ 3.62
* Expenses are equal to the Fund's annualized expense ratio of 0.72%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

112 Multifactor International Equity Fund
Russell Investment Company
Multifactor International Equity Fund
Shareholder Expense Example, continued — April 30, 2024 (Unaudited)
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2024 $ 1,174.90 $ 1,022.28
Expenses Paid During Period* $ 2.81 $ 2.61
* Expenses are equal to the Fund's annualized expense ratio of 0.52%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 113
Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 96.1%
Australia - 5.7%
Ampol, Ltd. 3,402 80
APA Group 16,004 86
Aristocrat Leisure, Ltd. 6,936 178
ASX, Ltd. - ADR 5,532 226
Aurizon Holdings, Ltd. 48,243 119
Australia & New Zealand Banking
Group, Ltd. - ADR 23,910 433
BHP Group, Ltd. - ADR 44,806 1,236
BlueScope Steel, Ltd. 9,280 137
Brambles, Ltd. 20,485 192
carsales.com, Ltd. 5,839 127
Cochlear, Ltd. 898 187
Coles Group, Ltd. 11,654 122
Commonwealth Bank of Australia
- ADR 8,998 664
Computershare, Ltd. 5,413 95
Dexus(ö) 18,317 84
Fortescue Metals Group, Ltd. 19,801 330
Goodman Group(ö) 12,104 245
IDP Education, Ltd. 7,561 79
Independence Group NL 16,939 86
Insurance Australia Group, Ltd. 33,379 139
Medibank Pvt, Ltd. 93,904 215
Mineral Resources, Ltd. 1,932 89
National Australia Bank, Ltd. - ADR 10,640 232
Northern Star Resources, Ltd. 14,669 140
Origin Energy, Ltd. 9,531 60
Pilbara Minerals, Ltd. 35,814 93
Qantas Airways, Ltd.(Æ) 11,430 43
QBE Insurance Group, Ltd. 35,208 404
Ramsay Health Care, Ltd. 2,099 71
REA Group, Ltd. 962 111
Reece, Ltd. 3,633 65
Rio Tinto PLC 10,812 737
Rio Tinto, Ltd. - ADR 4,032 338
Santos, Ltd. 52,872 262
SEEK, Ltd. 5,561 86
Sonic Healthcare, Ltd. 4,823 83
Stockland(ö) 21,750 62
Suncorp Group, Ltd. 29,564 317
Telstra Group, Ltd. 50,940 121
Transurban Group - ADR(Æ) 11,029 89
Wesfarmers, Ltd. 8,096 349
Westpac Banking Corp. 18,911 316
WiseTech Global, Ltd. 2,672 158
Woodside Energy Group, Ltd. 18,855 340
Woolworths Group, Ltd. 8,172 168
9,794
Austria - 0.4%
Erste Group Bank AG 3,612 168
Mondi PLC 10,239 195
OMV AB 2,988 142
Verbund AG Class A 1,227 94
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Voestalpine AG 3,247 86
685
Belgium - 0.5%
Ageas SA 2,736 126
Anheuser-Busch InBev SA 1,108 66
D'ieteren SA 260 56
Elia Group SA 224 22
Groupe Bruxelles Lambert SA 608 45
KBC Groep NV 1,560 116
Lotus Bakeries NV 7 70
Sofina SA 253 59
Solvay SA 2,282 74
Syensqo SA(Æ) 1,493 138
UCB SA 817 108
Umicore SA 1,871 42
922
Brazil - 0.1%
Wheaton Precious Metals Corp. 1,969 103
Yara International ASA 3,859 110
213
Burkina Faso - 0.0%
Endeavour Mining PLC 17,260 60
Canada - 9.9%
Alimentation Couche-Tard, Inc. 7,672 425
AltaGas, Ltd. - ADR 8,069 177
ARC Resources, Ltd. 15,440 280
Bank of Montreal 3,003 268
Bank of Nova Scotia (The) 5,594 257
BCE, Inc. 1,542 51
Brookfield Asset Management, Inc. 3,055 122
Brookfield Asset Management, Inc.
Class A 3,811 146
CAE, Inc.(Æ) 2,536 49
Cameco Corp. 3,225 147
Canadian Imperial Bank of Commerce 5,577 260
Canadian National Railway Co. 2,598 315
Canadian Natural Resources, Ltd. 9,195 697
Canadian Pacific Kansas City, Ltd. 4,647 365
Canadian Tire Corp., Ltd. Class A 1,252 121
Canadian Utilities, Ltd. Class A 2,670 60
CCL Industries, Inc. Class B 4,106 210
Cenovus Energy, Inc. 23,186 476
CGI Group, Inc.(Æ) 2,108 214
Constellation Software, Inc. 266 685
Descartes System Group, Inc. (The)(Æ) 1,245 115
Dollarama, Inc. 5,312 443
Emera, Inc. 2,697 91
Empire Co., Ltd. Class A 6,403 149
Enbridge, Inc. 6,629 236
Fairfax Financial Holdings, Ltd. 871 947
FirstService Corp. 585 86
Fortis, Inc. 1,258 49
Franco-Nevada Corp. Class T 712 86
GFL Environmental, Inc. 1,700 54

See accompanying notes which are an integral part of the financial statements.
114 Multifactor International Equity Fund
Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Gildan Activewear, Inc. Class A 3,582 124
Great-West Lifeco, Inc. 8,501 251
Hydro One, Ltd.(Þ) 1,692 47
iA Financial Corp., Inc. 1,419 86
IGM Financial, Inc. 1,035 26
Imperial Oil, Ltd. 5,143 354
Intact Financial Corp. 3,503 576
Ivanhoe Mines, Ltd. Class A(Æ) 8,818 119
Kinross Gold Corp. 19,637 127
Loblaw Cos., Ltd. 2,676 293
Magna International, Inc. Class A 4,008 192
Manulife Financial Corp. 19,612 457
MEG Energy Corp. Class A(Æ) 8,027 183
Metro, Inc. Class A 2,072 106
National Bank of Canada 2,252 181
Northland Power, Inc. 3,846 59
Nutrien, Ltd. 6,561 346
Onex Corp. 1,107 78
Parkland Corp. 1,457 45
Power Corp. of Canada 4,011 107
Quebecor, Inc. Class B 4,273 88
RB Global, Inc. 2,218 159
Rogers Communications, Inc. Class B 2,556 96
Royal Bank of Canada - GDR 9,175 888
Saputo, Inc. - ADR 4,167 80
Shopify, Inc. Class A(Æ) 6,295 442
Stantec, Inc. 2,187 174
Sun Life Financial, Inc. 8,042 411
Suncor Energy, Inc. 18,327 699
TC Energy Corp. 4,595 165
Teck Resources, Ltd. Class B 8,936 439
TELUS Corp. 3,519 56
TFI International, Inc. 1,669 217
Thomson Reuters Corp. 1,692 256
TMX Group, Ltd. 4,682 124
Toromont Industries, Ltd. 2,227 204
Toronto-Dominion Bank (The) 10,829 642
Tourmaline Oil Corp. 4,503 220
West Fraser Timber Co., Ltd. 1,294 99
WSP Global, Inc. 1,268 192
16,989
Chile - 0.2%
Antofagasta PLC 5,093 140
Lundin Mining Corp. 14,814 169
309
China - 0.3%
BOC Hong Kong Holdings, Ltd. 73,500 225
Budweiser Brewing Co. APAC, Ltd.(Þ) 20,300 29
SITC International Holdings Co., Ltd. 47,000 103
Wilmar International, Ltd. 46,900 110
Xinyi Glass Holdings, Ltd. 76,000 82
549
Denmark - 3.1%
AP Moller - Maersk A/S Class B 134 195
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Carlsberg A/S Class B 678 91
Coloplast A/S Class B 1,099 133
Danske Bank A/S 6,648 191
Demant A/S(Æ) 1,948 93
DSV A/S 553 79
Genmab A/S(Æ) 581 161
Novo Nordisk A/S Class B 30,871 3,967
Novozymes A/S Class B 2,471 137
Pandora A/S 637 97
Rockwool International A/S Class B 280 92
Svitzer A/S(Æ) 268 9
Tryg A/S 6,054 120
5,365
Finland - 0.7%
Elisa OYJ 2,990 135
Kone OYJ Class B 2,309 113
Neste OYJ 3,706 84
Nokia OYJ 39,881 145
Nordea Bank Abp 24,911 290
Orion OYJ Class B 1,906 73
Outotec OYJ 11,872 135
Sampo OYJ Class A 2,776 112
UPM-Kymmene OYJ 4,365 153
1,240
France - 8.6%
Accor SA 1,956 85
Adevinta ASA Class B(Æ) 6,249 64
Air Liquide SA Class A 4,336 849
Airbus Group SE 2,153 354
Alstom SA 2,320 37
Amundi SA(Þ) 1,175 82
Arkema SA 1,529 158
AXA SA 12,571 433
BioMerieux 803 85
BNP Paribas SA 6,527 467
Bollore SA 20,312 132
Bouygues SA - ADR 6,801 251
Bureau Veritas SA 2,924 85
Capgemini SE 785 165
Carrefour SA 13,218 223
Cie de Saint-Gobain SA 6,126 483
Credit Agricole SA 11,876 183
Danone SA 3,177 199
Dassault Aviation SA 457 98
Dassault Systemes SE 5,591 219
Edenred SE 3,722 176
Eiffage SA 2,071 221
Engie SA 12,880 224
EssilorLuxottica SA 1,942 415
Eurazeo SE 1,025 92
Hermes International 222 534
Ipsen SA 836 102
Kering 370 128
Klepierre SA - GDR(ö) 4,206 113
La Francaise des Jeux SAEM(Þ) 2,727 103

See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 115
Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Legrand SA - ADR 2,714 279
L'Oreal SA 1,958 915
LVMH Moet Hennessy Louis Vuitton
SE - ADR 2,214 1,782
Michelin (CGDE) 18,752 720
Orange SA - ADR 24,717 275
Pernod Ricard SA 645 97
Publicis Groupe SA - ADR 4,343 480
Remy Cointreau SA 433 41
Renault SA 5,098 251
Safran SA 1,408 304
SEB SA 760 90
Societe Generale SA 5,623 151
Sodexo SA 1,128 98
Teleperformance - GDR 932 92
Thales SA 1,305 219
TotalEnergies SE 20,974 1,523
Veolia Environnement SA 3,051 95
Vinci SA 4,208 492
Vivendi SE - ADR 16,229 165
Worldline SA(Æ)(Þ) 1,419 15
14,844
Germany - 7.1%
adidas AG 1,593 384
Allianz SE 3,929 1,116
BASF SE 5,118 269
Bayerische Motoren Werke
Aktiengesellschaft 3,633 396
Bechtle AG 1,898 92
Beiersdorf AG 1,726 259
Brenntag SE 2,134 171
Carl Zeiss Meditec AG 503 53
Commerzbank AG 20,766 309
Continental AG 3,086 200
Daimler Truck Holding AG 7,254 327
Deutsche Bank AG 11,688 187
Deutsche Boerse AG 1,416 273
Deutsche Lufthansa AG(Æ) 11,363 81
Deutsche Post AG 10,322 432
Deutsche Telekom AG 32,301 739
E.ON SE 21,603 285
Evonik Industries AG 4,288 89
Fresenius Medical Care AG & Co.
KGaA 5,189 219
Fresenius SE & Co. KGaA 8,288 247
GEA Group AG 2,440 99
Hannover Rueck SE 1,524 378
Heidelberg Materials AG 3,977 402
HelloFresh SE(Æ) 4,445 30
Henkel AG & Co. KGaA 974 70
Infineon Technologies AG - ADR 7,100 248
Knorr-Bremse AG 887 66
Mercedes-Benz Group AG 5,317 402
Merck KGaA 956 152
MTU Aero Engines AG 422 102
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Muenchener Rueckversicherungs-
Gesellschaft AG 1,274 560
Newmont Mining Corp. 1,401 125
Puma SE 1,786 83
Rational AG 84 72
Rheinmetall AG 695 383
SAP SE - ADR 9,368 1,696
Scout24 SE(Þ) 1,351 100
Siemens AG 3,618 679
Siemens Healthineers AG(Þ) 1,650 92
Symrise AG 900 97
Talanx AG 1,432 108
Zalando SE(Æ)(Þ) 2,035 53
12,125
Hong Kong - 1.5%
AIA Group, Ltd. 69,537 510
CK Asset Holdings, Ltd. 23,330 99
CK Infrastructure Holdings, Ltd. 18,001 102
Futu Holdings, Ltd. - ADR(Æ) 1,814 117
Hang Lung Properties, Ltd. - ADR 31,068 35
Hang Seng Bank, Ltd. 16,196 214
Henderson Land Development Co., Ltd. 22,999 70
HKT Trust & HKT, Ltd. 68,075 75
Hong Kong & China Gas Co., Ltd. 127,136 97
Hong Kong Exchanges & Clearing, Ltd. 9,216 293
Jardine Matheson Holdings, Ltd. 3,500 134
Melco Crown Entertainment, Ltd.(Æ)
(Š) 8,400 18
New World Development Co., Ltd. 26,332 28
Power Assets Holdings, Ltd. 16,679 96
Prudential PLC 4,865 42
Sino Land Co., Ltd. 56,414 60
Sun Hung Kai Properties, Ltd. 15,071 139
Swire Pacific, Ltd. Class A 15,317 130
Swire Properties, Ltd. 12,832 27
Techtronic Industries Co., Ltd. 7,348 102
WH Group, Ltd.(Þ) 259,289 188
Wharf Real Estate Investment Co., Ltd. 9,000 28
2,604
Ireland - 0.7%
AerCap Holdings, Ltd. / AerCap Global
Aviation Trust 1,554 131
AIB Group PLC 27,829 144
Bank of Ireland Group PLC 23,215 248
Flutter Entertainment PLC(Æ) 1,215 224
Kerry Group PLC Class A 912 79
Kingspan Group PLC 2,369 210
Smurfit Kappa Group PLC 4,782 207
1,243
Israel - 0.8%
Bank Hapoalim BM 14,522 131
Bank Leumi Le-Israel BM 15,705 123
Check Point Software Technologies,
Ltd.(Æ) 2,336 349
Elbit Systems, Ltd. 686 140

See accompanying notes which are an integral part of the financial statements.
116 Multifactor International Equity Fund
Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Global-e Online, Ltd. Class E(Æ) 1,380 46
ICL Group, Ltd. 17,685 83
Israel Discount Bank, Ltd. Class A 18,211 93
Mizrahi Tefahot Bank, Ltd. 3,698 135
Nice, Ltd.(Æ) 1,127 252
Wix.com, Ltd.(Æ) 702 83
1,435
Italy - 2.4%
Amplifon SpA 1,732 58
Assicurazioni Generali SpA 12,988 317
Banco BPM SpA 16,507 109
Coca-Cola HBC AG - ADR(Æ) 6,717 217
Davide Campari-Milano NV 5,045 51
Enel SpA 86,786 572
Eni SpA - ADR 26,410 424
FinecoBank Banca Fineco SpA 5,439 83
Infrastrutture Wireless Italiane SpA(Þ) 5,703 61
Intesa Sanpaolo SpA 126,954 476
Leonardo SpA 8,083 186
Mediobanca Banca di Credito
Finanziario SpA 5,993 85
Moncler SpA 3,427 234
Poste Italiane SpA(Þ) 8,600 109
Prysmian SpA 3,750 204
Recordati SpA 2,473 131
Snam Rete Gas SpA 22,279 102
Terna Rete Elettrica Nazionale SpA 14,362 115
UniCredit SpA 15,920 586
4,120
Japan - 20.5%
Advantest Corp. 4,000 123
Aeon Co., Ltd. 5,100 107
Aisin Corp. 3,400 129
Ajinomoto Co., Inc. 4,500 167
Asahi Glass Co., Ltd. 2,600 96
Asahi Group Holdings, Ltd. 5,200 178
Asahi Intecc Co., Ltd. 5,900 87
Asahi Kasei Corp. 12,600 88
Astellas Pharma, Inc. 16,400 157
Bandai Namco Holdings, Inc. 10,100 190
BayCurrent Consulting, Inc. 4,500 96
Bridgestone Corp. 8,000 353
Brother Industries, Ltd. 7,200 127
Canon, Inc. 26,100 706
Capcom Co., Ltd. - GDR 7,600 126
Central Japan Railway Co. 4,500 103
Chiba Bank, Ltd. (The) 10,000 84
Chubu Electric Power Co., Inc. 15,900 204
Chugai Pharmaceutical Co., Ltd. 8,900 284
Concordia Financial Group, Ltd. 17,500 94
Dai Nippon Printing Co., Ltd. 3,400 99
Dai-ichi Life Holdings, Inc. 8,500 196
Daiichi Sankyo Co., Ltd. 7,000 237
Daikin Industries, Ltd. 1,500 204
Daito Trust Construction Co., Ltd. 1,500 161
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Daiwa House Industry Co., Ltd. 8,700 244
Daiwa Securities Group, Inc. 16,900 124
Denso Corp. 6,800 116
Disco Corp. 1,300 368
East Japan Railway Co. 4,800 88
ENEOS Holdings, Inc. 57,300 264
Fast Retailing Co., Ltd. 1,300 340
Fuji Electric Co., Ltd. 1,700 106
FUJIFILM Holdings Corp. 10,200 217
Fujitsu, Ltd. 8,500 131
Hamamatsu Photonics KK 2,600 95
Hankyu Hanshin Holdings, Inc. 3,500 92
Hikari Tsushin, Inc. 400 65
Hirose Electric Co., Ltd. 200 21
Hitachi Construction Machinery Co.,
Ltd. 2,800 80
Hitachi, Ltd. 2,000 184
Honda Motor Co., Ltd. 40,400 459
Hoya Corp. 2,300 267
Hulic Co., Ltd. 10,000 92
Ibiden Co., Ltd. 2,200 84
Idemitsu Kosan Co., Ltd. 19,600 133
Iida Group Holdings Co., Ltd. 4,300 55
Inpex Corp. 17,600 264
Isuzu Motors, Ltd. 11,600 147
ITOCHU Corp. 12,400 554
Japan Exchange Group, Inc. 12,300 288
Japan Post Bank Co., Ltd. Class A 19,200 194
Japan Post Holdings Co., Ltd. 25,400 243
Japan Post Insurance Co., Ltd. Class A 2,400 45
Japan Real Estate Investment Corp.(ö) 12 41
Japan Tobacco, Inc. 12,800 344
JFE Holdings, Inc. 8,800 131
Kajima Corp. 14,400 275
Kansai Electric Power Co., Inc. (The) 15,900 238
Kao Corp. 3,600 149
Kawasaki Kisen Kaisha, Ltd. 8,900 125
KDDI Corp. 8,100 225
Keisei Electric Railway Co., Ltd. 1,900 71
Keyence Corp. 800 354
Kikkoman Corp. 13,100 156
Kirin Holdings Co., Ltd. 6,000 87
Koito Manufacturing Co., Ltd. 2,500 34
Komatsu, Ltd. 7,700 230
Konami Holdings Corp. 1,900 115
Kose Corp. 800 41
Kubota Corp. 10,000 161
Kyocera Corp. 7,100 86
Kyowa Kirin Co., Ltd. 5,300 89
Lasertec Corp. 900 212
M3, Inc. 5,300 56
Marubeni Corp. 19,400 347
Matsumotokiyoshi Holdings Co., Ltd. 6,500 92
Mazda Motor Corp. 15,800 179
McDonald's Holdings Co. Japan, Ltd. 2,200 97
MEIJI Holdings Co., Ltd. 4,700 105
MISUMI Group, Inc. 7,700 127

See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 117
Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Mitsubishi Chemical Holdings Corp. 16,500 96
Mitsubishi Corp. 26,400 603
Mitsubishi Electric Corp. 7,000 122
Mitsubishi Estate Co., Ltd. 5,600 103
Mitsubishi HC Capital, Inc. 17,500 113
Mitsubishi Heavy Industries, Ltd. 35,900 321
Mitsubishi UFJ Financial Group, Inc. 88,500 881
Mitsui & Co., Ltd. 10,900 525
Mitsui Chemicals, Inc. 3,200 91
Mitsui Fudosan Co., Ltd. 21,200 216
Mitsui OSK Lines, Ltd. 6,800 217
Mizuho Financial Group, Inc. 16,800 324
MonotaRO Co., Ltd. 8,500 103
MS&AD Insurance Group Holdings,
Inc. 18,400 330
Murata Manufacturing Co., Ltd. 7,000 127
NEC Corp. 4,100 297
Nexon Co., Ltd. 3,600 57
Nidec Corp. 1,400 66
Nintendo Co., Ltd. 5,500 268
Nippon Building Fund, Inc.(ö) 10 38
Nippon Express Holdings, Inc. 1,300 66
Nippon Paint Holdings Co., Ltd. 12,500 80
Nippon Steel Corp. 11,700 262
Nippon Telegraph & Telephone Corp. 268,850 291
Nippon Yusen 10,900 311
Nissan Chemical Corp. 2,400 82
Nissan Motor Co., Ltd. 51,200 186
Nissin Foods Holdings Co., Ltd. 4,800 128
Nitori Holdings Co., Ltd. 600 80
Nitto Denko Corp. 2,100 173
Nomura Holdings, Inc. 29,400 168
Nomura Real Estate Holdings, Inc. 3,600 101
Nomura Research Institute, Ltd. 2,400 58
Obayashi Corp. 15,600 174
Obic Co., Ltd. 1,300 168
Oji Holdings Corp. 22,400 88
Olympus Corp. 7,800 109
Ono Pharmaceutical Co., Ltd. 6,500 94
Oriental Land Co., Ltd. 3,200 88
ORIX Corp. 13,100 268
Osaka Gas Co., Ltd. 8,500 189
Otsuka Corp. 4,300 85
Otsuka Holdings Co., Ltd. 5,900 252
Pan Pacific International Holdings
Corp. 7,900 187
Panasonic Holdings Corp. 30,900 269
Recruit Holdings Co., Ltd. 10,900 474
Renesas Electronics Corp. 11,000 181
Resona Holdings, Inc. 29,500 187
Ricoh Co., Ltd. 12,900 112
SBI Holdings, Inc. 3,700 90
SCSK Corp. 3,300 60
Secom Co., Ltd. 3,000 209
Seiko Epson Corp. 8,900 146
Sekisui Chemical Co., Ltd. 6,800 99
Sekisui House, Ltd. 11,800 270
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Seven & i Holdings Co., Ltd. 11,000 142
SG Holdings Co., Ltd. 3,900 46
Shimadzu Corp. 3,200 87
Shimano, Inc. 800 130
Shimizu Corp. 16,300 101
Shin-Etsu Chemical Co., Ltd. 7,400 289
Shionogi & Co., Ltd. 2,900 136
Shiseido Co., Ltd. 1,200 32
Shizuoka Financial Group, Inc. 7,600 71
SoftBank Corp. 18,900 229
SoftBank Group Corp. 2,800 138
Sompo Japan Nipponkoa Holdings, Inc. 12,200 240
Sony Group Corp. 4,500 372
Square Enix Holdings Co., Ltd. 1,200 43
Start Today Co., Ltd. 4,000 86
Subaru Corp. 15,892 354
Sumco Corp. 5,300 79
Sumitomo Corp. 14,400 378
Sumitomo Electric Industries, Ltd. 11,200 173
Sumitomo Metal Mining Co., Ltd. 3,300 111
Sumitomo Mitsui Financial Group, Inc. 10,500 596
Sumitomo Mitsui Trust Holdings, Inc. 11,700 246
Suntory Beverage & Food, Ltd. 2,000 65
Suzuki Motor Corp. 17,800 207
Sysmex Corp. 6,400 103
T&D Holdings, Inc. 6,100 99
Taisei Corp. 2,521 92
Taiyo Nippon Sanso Corp. 3,000 89
Takeda Pharmaceutical Co., Ltd. 4,466 118
TDK Corp. 2,300 102
Terumo Corp. 12,600 215
TIS, Inc. 4,500 96
Toho Co., Ltd. 1,900 64
Tokio Marine Holdings, Inc. 20,600 647
Tokyo Electron, Ltd. 1,900 417
Tokyo Gas Co., Ltd. 9,000 202
Toppan Printing Co., Ltd. 4,000 95
Toray Industries, Inc. 27,100 123
Tosoh Corp. 6,500 90
TOTO, Ltd. 3,400 92
Toyota Industries Corp. 1,600 151
Toyota Motor Corp. 93,100 2,132
Toyota Tsusho Corp. 4,700 298
Trend Micro, Inc. 1,800 89
Unicharm Corp. 5,500 164
USS Co., Ltd. 12,100 92
Yakult Honsha Co., Ltd. 5,000 98
Yamaha Motor Co., Ltd. 21,800 203
Yamatake Corp. 2,100 59
Yaskawa Electric Corp. 4,700 193
Yokogawa Electric Corp. 3,400 75
Zensho Holdings Co., Ltd. 2,400 93
35,248
Jordan - 0.1%
Hikma Pharmaceuticals PLC 6,858 165

See accompanying notes which are an integral part of the financial statements.
118 Multifactor International Equity Fund
Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Luxembourg - 0.2%
ArcelorMittal SA 9,750 244
Macao - 0.0%
Galaxy Entertainment Group, Ltd. 12,000 54
Netherlands - 4.3%
ABN AMRO Bank NV(Þ) 5,230 84
Adyen NV(Æ)(Þ) 404 481
Aegon NV 15,011 93
Akzo Nobel NV 1,233 82
Argenx SE(Æ) 366 137
ASM International NV 639 399
ASML Holding NV 3,296 2,873
BE Semiconductor Industries NV 1,305 172
Euronext NV(Þ) 975 88
EXOR NV 1,087 118
Ferrari NV 1,301 536
Heineken Holding NV 1,085 87
Heineken NV 1,106 108
IMCD NV 541 82
ING Groep NV 23,523 370
Koninklijke Ahold Delhaize NV 13,885 421
Koninklijke KPN NV 34,469 125
Koninklijke Philips NV 5,219 139
NN Group NV 1,598 74
Pluxee NV(Æ) 1,442 45
Randstad NV 3,705 186
Universal Music Group NV 8,902 262
Wolters Kluwer NV 3,168 474
7,436
New Zealand - 0.2%
Auckland International Airport, Ltd. 8,896 41
Fisher & Paykel Healthcare Corp., Ltd. 6,763 113
Spark New Zealand, Ltd. 37,725 106
Xero, Ltd.(Æ) 1,195 93
353
Norway - 0.8%
Aker BP ASA 6,792 165
DNB Bank ASA 8,609 150
Equinor ASA Class N 13,428 358
Gjensidige Forsikring ASA 5,496 88
Kongsberg Gruppen ASA 1,287 91
Mowi ASA 4,659 82
Norsk Hydro ASA 25,234 155
Orkla ASA 8,180 56
Salmar ASA Class A 1,484 93
Telenor ASA 9,022 104
1,342
Portugal - 0.2%
Energias de Portugal SA 30,020 113
Galp Energia SGPS SA Class B 6,109 131
Jeronimo Martins SGPS SA 6,783 139
383
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Singapore - 1.6%
CapitaLand Ascendas REIT(ö) 25,700 49
CapitaLand Integrated Commercial
Trust Class A(Æ)(ö) 61,328 88
Capitaland Investment, Ltd. 43,500 84
DBS Group Holdings, Ltd. 18,036 461
Genting Singapore, Ltd. 74,500 50
Grab Holdings, Ltd. Class A(Æ) 28,302 99
Jardine Cycle & Carriage, Ltd. 2,400 46
Keppel Corp., Ltd. - ADR 21,100 106
Oversea-Chinese Banking Corp., Ltd. 41,579 433
SEA, Ltd. - ADR(Æ) 2,475 156
Sembcorp Industries, Ltd. 16,300 64
Sembcorp Marine, Ltd.(Æ) 1,166,095 83
Singapore Airlines, Ltd. 22,600 108
Singapore Exchange, Ltd. 22,200 152
Singapore Technologies Engineering,
Ltd. 30,100 88
Singapore Telecommunications, Ltd. 55,700 97
STMicroelectronics NV 4,163 164
United Overseas Bank, Ltd. 15,900 353
UOL Group, Ltd. 17,900 77
2,758
South Africa - 0.2%
Anglo American PLC 7,672 250
South Korea - 0.0%
Delivery Hero AG(Æ)(Þ) 1,244 35
Spain - 2.3%
Acciona SA 623 72
ACS Actividades de Construccion y
Servicios SA 5,640 226
Aena SME SA(Þ) 871 159
Amadeus IT Group SA Class A 2,134 135
Banco Bilbao Vizcaya Argentaria SA
- ADR 41,554 448
Banco Santander SA - ADR 103,439 502
CaixaBank SA 34,360 181
Cellnex Telecom SA(Þ) 2,824 93
Enagas SA 6,288 93
Endesa SA - ADR 5,101 93
Grifols SA(Æ) 3,956 36
Iberdrola SA 39,085 480
Industria de Diseno Textil SA 14,051 638
Redeia Corp. SA 5,492 92
Repsol SA - ADR 23,665 369
Telefonica SA - ADR 77,970 350
3,967
Sweden - 2.8%
Alfa Laval AB 3,135 134
Assa Abloy AB Class B 11,183 298
Atlas Copco AB Class A 31,590 557
Atlas Copco AB Class B 5,186 78
Boliden AB 6,762 224
Epiroc AB Class A 13,826 255

See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 119
Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Epiroc AB Class B 5,310 89
Equities AB 4,295 116
Essity Aktiebolag Class B 3,733 93
Evolution AB(Þ) 2,136 238
Hennes & Mauritz AB Class B 6,876 110
Husqvarna AB Class B 4,731 39
Industrivarden AB Class C 2,535 82
Indutrade AB 4,124 95
Investor AB Class B 11,727 288
L E Lundbergforetagen AB Class B 1,904 94
Lifco AB Class B 2,732 66
Nibe Industrier AB Class B 16,977 79
Saab AB Class B 926 74
Sandvik AB 5,189 104
Securitas AB Class B 10,536 106
Skandinaviska Enskilda Banken AB
Class A 19,222 252
Skanska AB Class B 6,463 112
SKF AB Class B 8,102 168
Svenska Handelsbanken AB Class A 18,358 160
Swedbank AB Class A 12,379 237
Swedish Orphan Biovitrum AB Class
B(Æ) 3,702 96
Telefonaktiebolaget LM Ericsson Class
B 39,159 200
Volvo AB Class A - GDR 3,198 84
Volvo AB Class B 11,037 282
Volvo Car AB Class B(Æ) 22,554 71
4,881
Switzerland - 4.4%
ABB, Ltd. 7,999 388
Adecco Group AG 3,289 115
Alcon, Inc. 1,476 113
Bachem Holding AG 760 66
Baloise Holding AG 830 125
Banque Cantonale Vaudoise 410 43
Barry Callebaut AG 52 84
BKW AG 276 41
Chocoladefabriken Lindt & Spruengli
AG 10 220
Cie Financiere Richemont SA Class A 1,854 257
DSM-Firmenich AG 772 86
EMS-Chemie Holding AG 112 89
Geberit AG 414 221
Givaudan SA 31 132
Helvetia Holding AG 733 96
Julius Baer Group, Ltd. 1,735 93
Kuehne & Nagel International AG 676 179
Logitech International SA 2,395 186
Novartis AG 18,181 1,756
Partners Group Holding AG 105 135
Sandoz Group AG(Æ) 3,708 126
Schindler Holding AG 1,193 296
SGS SA 1,798 158
Sika AG 340 97
Sonova Holding AG 433 120
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Straumann Holding AG 1,162 155
Swatch Group AG (The) Class B 777 163
Swiss Life Holding AG 355 239
Swiss Prime Site AG Class A 1,141 106
Swisscom AG 378 207
Temenos AG 686 43
UBS Group AG 28,372 742
VAT Group AG(Þ) 375 186
Zurich Insurance Group AG 1,012 487
7,550
United Kingdom - 9.1%
3i Group PLC 20,657 736
Ashtead Group PLC 4,051 293
Associated British Foods PLC 5,645 186
AstraZeneca PLC 12,552 1,890
Auto Trader Group PLC(Þ) 18,403 159
Aviva PLC 28,540 165
BAE Systems PLC 38,809 645
Barclays PLC 84,441 212
Barratt Developments PLC 19,924 112
Berkeley Group Holdings PLC 2,842 166
British American Tobacco PLC 11,976 351
BT Group PLC 111,386 143
Bunzl PLC 3,855 147
Burberry Group PLC 6,445 92
Centrica PLC 123,339 196
CK Hutchison Holdings, Ltd. Class B 41,258 201
Coca-Cola Europacific Partners PLC 1,373 99
Compass Group PLC 13,127 365
Croda International PLC 1,755 100
DCC PLC 2,293 157
Diageo PLC 8,681 299
GVC Holdings PLC 7,130 69
Halma PLC 6,313 173
Hargreaves Lansdown PLC 10,543 107
HSBC Holdings PLC 181,632 1,572
Imperial Tobacco Group PLC 11,000 251
Informa PLC 18,215 180
InterContinental Hotels Group PLC 2,083 203
Intertek Group PLC 3,541 217
J Sainsbury PLC 37,472 123
JD Sports Fashion PLC 39,145 56
Kingfisher PLC 45,100 139
Lloyds Banking Group PLC 357,044 230
London Stock Exchange Group PLC 2,698 297
M&G PLC 17,891 45
Melrose Industries PLC 10,680 84
National Grid PLC 18,054 237
NatWest Group PLC 53,301 201
Next PLC 1,317 148
Pearson PLC 17,091 207
Persimmon PLC Class A 6,682 108
Reckitt Benckiser Group PLC 3,634 203
RELX PLC 17,215 708
Rentokil Initial PLC 9,523 48
Rolls-Royce Holdings PLC(Æ) 81,669 420

See accompanying notes which are an integral part of the financial statements.
120 Multifactor International Equity Fund
Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sage Group PLC (The) 19,705 286
Schroders PLC 12,682 55
Scottish & Southern Energy PLC 4,656 97
Severn Trent PLC Class H 3,018 93
Smith & Nephew PLC 11,358 139
Smiths Group PLC 2,976 60
St. James's Place PLC 7,897 43
Standard Chartered PLC 33,576 289
Taylor Wimpey PLC 70,914 116
Tesco PLC 143,044 528
Unilever PLC 11,325 585
United Utilities Group PLC 7,758 101
Vodafone Group PLC 294,951 249
Wausau Paper Corp. 9,441 95
Whitbread PLC 2,391 94
Wise PLC Class A(Æ) 7,696 74
15,644
United States - 7.3%
BP PLC 140,793 911
BRP, Inc. 777 52
CRH PLC 4,017 311
CSL, Ltd. 2,819 504
CyberArk Software, Ltd.(Æ) 334 80
Experian PLC 7,561 305
Ferrovial SE 2,653 95
GSK Finance No. 3 PLC 38,076 789
Haleon PLC 57,116 241
Holcim AG(Æ) 5,437 456
James Hardie Industries PLC(Æ) 5,179 179
Monday.com, Ltd.(Æ) 273 52
Nestle SA 20,089 2,015
Roche Holding AG 5,870 1,410
Sanofi SA - ADR 11,586 1,142
Schneider Electric SE 2,236 509
Shell PLC 65,893 2,348
Stellantis NV 29,804 662
Swiss Re AG 2,810 304
Tenaris SA 8,738 146
12,511
Zambia - 0.1%
First Quantum Minerals, Ltd. 9,018 115
Total Common Stocks
(cost $116,464) 165,433
Preferred Stocks - 0.4%
Germany - 0.4%
Dr Ing hc F Porsche AG
1.206% (Ÿ)(Þ) 759 68
Henkel AG & Co. KGaA
2.192% (Ÿ) 1,705 135
Porsche Automobil Holding SE
5.130% (Ÿ) 2,800 143
Volkswagen AG
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.276% (Ÿ) 2,139 263
609
Total Preferred Stocks
(cost $604) 609
Warrants and Rights - 0.0%
Canada - 0.0%
Constellation Software, Inc.(Æ)
2023 Warrants 387 —
Total Warrants and Rights
(cost $—) —
Short-Term Investments - 1.8%
United States - 1.8%
U.S. Cash Management Fund(@) 3,153,845 (∞) 3,152
Total Short-Term Investments
(cost $3,153) 3,152
Total Investments - 98.3%
(identified cost $120,221) 169,194
Other Assets and Liabilities,
Net - 1.7%
2,949
Net Assets - 100.0%
172,143

See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 121
Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
1.4%
ABN AMRO Bank NV 06/06/22 EUR 5,230 11.68 61
84
Adyen NV 12/20/19 EUR 404 1,444.71 584
481
Aena SME SA 06/16/23 EUR 871 171.89 150
159
Amundi SA 01/10/17 EUR 1,175 52.76 62
82
Auto Trader Group PLC 12/11/20 GBP 18,403 7.72 142
159
Budweiser Brewing Co. APAC, Ltd. 10/21/22 HKD 20,300 2.22 45
29
Cellnex Telecom SA 10/21/22 EUR 2,824 28.53 80
93
Delivery Hero AG 10/21/22 EUR 1,244 34.37 43
35
Dr Ing hc F Porsche AG 03/22/23 EUR 759 126.12 96
68
Euronext NV 06/06/22 EUR 975 67.88 66
88
Evolution AB 11/24/20 SEK 2,136 79.47 170
238
Hydro One, Ltd. 06/16/23 CAD 1,692 28.08 47
47
Infrastrutture Wireless Italiane SpA 10/21/22 EUR 5,703 8.25 47
61
La Francaise des Jeux SAEM 03/11/22 EUR 2,727 34.69 95
103
Poste Italiane SpA 04/06/17 EUR 8,600 6.63 57
109
Scout24 SE 10/21/22 EUR 1,351 51.94 70
100
Siemens Healthineers AG 04/14/20 EUR 1,650 41.17 68
92
VAT Group AG 02/04/22 CHF 375 361.59 136
186
WH Group, Ltd. 03/18/20 HKD 259,289 0.83 216
188
Worldline SA 03/11/22 EUR 1,419 44.60 63
15
Zalando SE 06/16/23 EUR 2,035 29.12 59 53
2,470
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
EURO STOXX 50 Index Futures 58 EUR 2,840 06/24
(29)
FTSE 100 Index Futures 11 GBP 897 06/24
29
MSCI Emerging Markets Index Futures 33 USD 1,719 06/24
(27)
S&P/TSX 60 Index Futures 5 CAD 1,306 06/24
(30)
SPI 200 Index Futures 4 AUD 769 06/24 (12)
Short Positions
Hang Seng Index Futures 8 HKD 7,088 05/24
(28)
MSCI Singapore Index Futures 30 SGD 909 05/24
(2)
S&P 500 E-Mini Index Futures 2 USD 507 06/24 13
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (86)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 661 AUD 995 06/20/24 (15)
Bank of America USD 412 CAD 554 06/20/24 (9)
Bank of America USD 4,937 CAD 6,670 06/20/24 (88)
Bank of America USD 535 EUR 487 06/20/24 (14)
Bank of America USD 23,141 EUR 21,300 06/20/24 (363)

See accompanying notes which are an integral part of the financial statements.
122 Multifactor International Equity Fund
Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 534 GBP 417 06/20/24 (13)
Bank of America USD 6,036 GBP 4,770 06/20/24 (74)
Bank of America USD 59 HKD 463 06/20/24 —
Bank of America USD 1,896 JPY 276,166 06/20/24 (132)
Bank of America USD 41 NZD 67 06/20/24 (2)
Bank of America AUD 1,500 USD 969 06/20/24 (4)
Bank of America CAD 475 USD 348 06/20/24 2
Bank of America CHF 827 USD 953 06/20/24 48
Bank of America GBP 275 USD 344 06/20/24 —
Bank of America JPY 55,000 USD 352 06/20/24 —
Bank of America NOK 3,207 USD 307 06/20/24 18
Bank of America SEK 1,465 USD 144 06/20/24 11
Bank of New York USD 660 AUD 995 06/20/24 (15)
Bank of New York USD 412 CAD 554 06/20/24 (9)
Bank of New York USD 1,683 CAD 2,300 06/20/24 (11)
Bank of New York USD 535 EUR 487 06/20/24 (14)
Bank of New York USD 4,743 EUR 4,400 06/20/24 (38)
Bank of New York USD 534 GBP 417 06/20/24 (13)
Bank of New York USD 1,883 GBP 1,500 06/20/24 (9)
Bank of New York USD 59 HKD 463 06/20/24 —
Bank of New York USD 967 JPY 146,300 06/20/24 (33)
Bank of New York USD 10,938 JPY 1,640,000 06/20/24 (462)
Bank of New York USD 41 NZD 67 06/20/24 (2)
Bank of New York CHF 827 USD 952 06/20/24 48
Bank of New York NOK 3,207 USD 307 06/20/24 18
Bank of New York SEK 1,465 USD 144 06/20/24 11
Citigroup EUR 1,400 USD 1,515 06/20/24 18
Royal Bank of Canada USD 660 AUD 995 06/20/24 (15)
Royal Bank of Canada USD 411 CAD 554 06/20/24 (8)
Royal Bank of Canada USD 535 EUR 487 06/20/24 (14)
Royal Bank of Canada USD 534 GBP 417 06/20/24 (13)
Royal Bank of Canada USD 59 HKD 463 06/20/24 —
Royal Bank of Canada USD 1,896 JPY 276,166 06/20/24 (131)
Royal Bank of Canada USD 41 NZD 67 06/20/24 (2)
Royal Bank of Canada AUD 4,130 USD 2,723 06/20/24 43
Royal Bank of Canada CAD 2,400 USD 1,753 06/20/24 8
Royal Bank of Canada CAD 6,640 USD 4,890 06/20/24 63
Royal Bank of Canada CHF 827 USD 952 06/20/24 48
Royal Bank of Canada EUR 4,500 USD 4,835 06/20/24 23
Royal Bank of Canada EUR 20,900 USD 22,708 06/20/24 358
Royal Bank of Canada GBP 1,650 USD 2,068 06/20/24 6
Royal Bank of Canada GBP 4,770 USD 6,029 06/20/24 68
Royal Bank of Canada JPY 650,000 USD 4,285 06/20/24 133
Royal Bank of Canada JPY 1,420,000 USD 9,466 06/20/24 395
Royal Bank of Canada NOK 3,207 USD 306 06/20/24 17

See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 123
Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Royal Bank of Canada SEK 1,465 USD 144 06/20/24 11
State Street USD 2,968 AUD 4,510 06/20/24 (42)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (198)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Australia $ — $ 9,794 $ —
$ —
$ 9,794 5 .7
Austria — 685 —
—
685 0 .4
Belgium — 922 —
—
922 0 .5
Brazil 103 110 —
—
213 0 .1
Burkina Faso — 60 —
—
60 —
*
Canada 16,989 — —
—
16,989 9 .9
Chile 169 140 —
—
309 0 .2
China — 549 —
—
549 0 .3
Denmark 9 5,356 —
—
5,365 3 .1
Finland — 1,240 —
—
1,240 0 .7
France — 14,844 —
—
14,844 8 .6
Germany — 12,125 —
—
12,125 7 .1
Hong Kong 117 2,469 18
—
2,604 1 .5
Ireland 131 1,112 —
—
1,243 0 .7
Israel 478 957 —
—
1,435 0 .8
Italy — 4,120 —
—
4,120 2 .4
Japan — 35,248 —
—
35,248 20 .5
Jordan — 165 —
—
165 0 .1
Luxembourg — 244 —
—
244 0 .2
Macao — 54 —
—
54 —
*
Netherlands — 7,436 —
—
7,436 4 .3
New Zealand — 353 —
—
353 0 .2
Norway — 1,342 —
—
1,342 0 .8
Portugal — 383 —
—
383 0 .2
Singapore 255 2,503 —
—
2,758 1 .6
South Africa — 250 —
—
250 0 .2
South Korea — 35 —
—
35 —
*
Spain — 3,967 —
—
3,967 2 .3
Sweden — 4,881 —
—
4,881 2 .8
Switzerland — 7,550 —
—
7,550 4 .4

See accompanying notes which are an integral part of the financial statements.
124 Multifactor International Equity Fund
Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
United Kingdom 99 15,545 —
—
15,644 9 .1
United States 495 12,016 —
—
12,511 7 .3
Zambia 115 — —
—
115 0 .1
Preferred Stocks — 609 — — 609 0 .4
Warrants and Rights — — — — — —
*
Short-Term Investments — — — 3,152 3,152 1 .8
Total Investments 18,960 147,064 18 3,152 169,194 98 .3
Other Assets and Liabilities, Net
1 .7
100 .0
Other Financial Instruments
Assets
Futures Contracts 42 — — — 42 —
*
Foreign Currency Exchange Contracts — 1,347 — — 1,347 0 .8
A
Liabilities
Futures Contracts (128) — — — (128) (0 .1)
Foreign Currency Exchange Contracts — (1,545) — — (1,545) (0 .9)
Total Other Financial Instruments
**
$ (86) $ (198) $ — $ — $ (284)
*
Less than .05% of net assets.
**
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2024, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of April 30, 2024, if any, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ....................................................................
24,924
Consumer Staples ...............................................................................
10,020
Energy ................................................................................................
10,701
Financial Services ..............................................................................
38,937
Health Care ........................................................................................
17,648
Materials and Processing ...................................................................
15,614
Producer Durables ..............................................................................
23,457
Technology .........................................................................................
15,021
Utilities ...............................................................................................
9,111
Preferred Stocks

See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 125
Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Consumer Discretionary ....................................................................
474
Consumer Staples ...............................................................................
135
Warrants and Rights ...................................................................
—
Short-Term Investments .............................................................
3,152
Total Investments ............................................................................... 169,194

See accompanying notes which are an integral part of the financial statements.
126 Multifactor International Equity Fund
Russell Investment Company
Multifactor International Equity Fund
Fair Value of Derivative Instruments — April 30, 2024 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 1,347
Variation margin on futures contracts* 42 —
Total
$ 42 $ 1,347
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 128 $ —
Unrealized depreciation on foreign currency exchange contracts — 1,545
Total
$ 128 $ 1,545
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 1,468 $ —
Foreign currency exchange contracts — 267
Total
$ 1,468 $ 267
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ 411 $ —
Foreign currency exchange contracts — 9
Total
$ 411 $ 9
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Amounts in thousands
See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 127
Russell Investment Company
Multifactor International Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2024 (Unaudited)
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts $ 1,347 $ — $ 1,347
Total Financial and Derivative Assets
1,347 — 1,347
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 1,347 $ — $ 1,347
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Received
^
Net Amount
Bank of America
$ 79 $ 79 $ — $ —
Bank of New York
76 76 — —
Citigroup
18 — — 18
Royal Bank of Canada
1,174 183 — 991
Total
$ 1,347 $ 338 $ — $ 1,009

Amounts in thousands
See accompanying notes which are an integral part of the financial statements.
128 Multifactor International Equity Fund
Russell Investment Company
Multifactor International Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued
— April 30, 2024 (Unaudited)
^ Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 1,545 $ — $ 1,545
Total Financial and Derivative Liabilities
1,545 — 1,545
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 1,545 $ — $ 1,545
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged
^
Net Amount
Bank of America $ 714 $ 79 $ — $ 635
Bank of New York 605 76 — 529
Royal Bank of Canada 183 183 — —
State Street 43 — — 43
Total
$ 1,545 $ 338 $ — $ 1,207

Russell Investment Company
Multifactor International Equity Fund
See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 129
Statement of Assets and Liabilities — April 30, 2024 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 120,221
Investments, at fair value(>) ........................................................................................................................................................
169,194
Foreign currency holdings(^) ....................................................................................................................................................... 842
Unrealized appreciation on foreign currency exchange contracts ............................................................................................... 1,347
Receivables:
Dividends and interest ...................................................................................................................................................... 871
Dividends from affiliated funds ....................................................................................................................................... 25
Fund shares sold ............................................................................................................................................................... 21
Foreign capital gains taxes recoverable ........................................................................................................................... 1,272
From broker(a) ................................................................................................................................................................. 544
Prepaid expenses .......................................................................................................................................................................... 2
Total assets ...............................................................................................................................................................
174,118
Liabilities
Payables:
Fund shares redeemed ...................................................................................................................................................... 150
Accrued fees to affiliates .................................................................................................................................................. 83
Other accrued expenses .................................................................................................................................................... 111
Variation margin on futures contracts .............................................................................................................................. 86
Unrealized depreciation on foreign currency exchange contracts ............................................................................................... 1,545
Total liabilities ...........................................................................................................................................................
1,975
Net Assets ...............................................................................................................................................................
$ 172,143

Russell Investment Company
Multifactor International Equity Fund
See accompanying notes which are an integral part of the financial statements.
130 Multifactor International Equity Fund
Statement of Assets and Liabilities, continued — April 30, 2024 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 3,335
Shares of beneficial interest .........................................................................................................................................................
167
Additional paid-in capital ............................................................................................................................................................
168,641
Net Assets ...............................................................................................................................................................
$ 172,143
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class M (#) ......................................................................................................................................... $ 10.32
Class M — Net assets .......................................................................................................................................................... $ 1,854,880
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 179,755
Net asset value per share: Class R6 (#) ........................................................................................................................................ $ 10.49
Class R6 — Net assets ......................................................................................................................................................... $ 62,049
Class R6 — Shares outstanding ($.01 par value) ................................................................................................................ 5,913
Net asset value per share: Class S (#) .......................................................................................................................................... $ 10.31
Class S — Net assets ............................................................................................................................................................ $ 48,468,009
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 4,700,975
Net asset value per share: Class Y (#) .......................................................................................................................................... $ 10.31
Class Y — Net assets ........................................................................................................................................................... $ 121,757,640
Class Y — Shares outstanding ($.01 par value) ................................................................................................................... 11,809,464
Amounts in thousands
(^)     Foreign currency holdings - cost $ 851
(>)     Investments in affiliates, U.S. Cash Management Fund $ 3,152
(a)   Receivable from Broker for Futures $ 544
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Multifactor International Equity Fund
See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 131
Statement of Operations — For the Period Ended April 30, 2024 (Unaudited)
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 3,984
Dividends from affiliated funds ....................................................................................................................................... 234
Interest .............................................................................................................................................................................. 34
Securities lending income (net) ....................................................................................................................................... 5
Less foreign taxes withheld ............................................................................................................................................. (337)
Total investment income ..............................................................................................................................................................
3,920
Expenses
Advisory fees ................................................................................................................................................................... 551
Administrative fees .......................................................................................................................................................... 59
Custodian fees .................................................................................................................................................................. 77
Transfer agent fees - Class M .......................................................................................................................................... 15
Transfer agent fees - Class R6 ......................................................................................................................................... —
*
Transfer agent fees - Class S ............................................................................................................................................ 67
Transfer agent fees - Class Y ........................................................................................................................................... 4
Professional fees .............................................................................................................................................................. 40
Registration fees ............................................................................................................................................................... 36
Trustees’ fees .................................................................................................................................................................... 6
Printing fees ..................................................................................................................................................................... 8
Miscellaneous .................................................................................................................................................................. 36
Expenses before reductions .............................................................................................................................................. 899
Expense reductions .......................................................................................................................................................... (189)
Net expenses ................................................................................................................................................................................
710
Net investment income (loss) .......................................................................................................................................................
3,210
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 19,499
Investments in affiliated funds ......................................................................................................................................... (1)
Futures contracts .............................................................................................................................................................. 1,468
Foreign currency exchange contracts ............................................................................................................................... 267
Foreign currency-related transactions .............................................................................................................................. (499)
Net realized gain (loss) ................................................................................................................................................................
20,734
Net change in unrealized appreciation (depreciation) on:
Investments   .................................................................................................................................................................... 17,457
Futures contracts .............................................................................................................................................................. 411
Foreign currency exchange contracts ............................................................................................................................... 9
Foreign currency-related transactions .............................................................................................................................. 4
Net change in unrealized appreciation (depreciation) ................................................................................................................. 17,881
Net realized and unrealized gain (loss) ........................................................................................................................................ 38,615
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 41,825
*      Less than $500.

Russell Investment Company
Multifactor International Equity Fund
See accompanying notes which are an integral part of the financial statements.
132 Multifactor International Equity Fund
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
April 30, 2024
(Unaudited)
Fiscal Year Ended
October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 3,210 $ 6,796
Net realized gain (loss) ....................................................................................................................... 20,734 946
Net change in unrealized appreciation (depreciation) ........................................................................ 17,881 23,191
Net increase (decrease) in net assets from operations .............................................................................. 41,825 30,933
Distributions
To shareholders
Class M ......................................................................................................................................... (534) (284)
Class R6 ........................................................................................................................................ (2) (1)
Class S .......................................................................................................................................... (2,258) (1,393)
Class Y .......................................................................................................................................... (5,772) (3,793)
Net decrease in net assets from distributions ............................................................................................ (8,566) (5,471)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (96,988) (30,667)
Total Net Increase (Decrease) in Net Assets ........................................................................
(63,729) (5,205)
Net Assets
Beginning of period .................................................................................................................................. 235,872 241,077
End of period .............................................................................................................................................
$ 172,143 $ 235,872

Russell Investment Company
Multifactor International Equity Fund
See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 133
**     Less than 500 shares.
***   Less than $500.
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2024 and October 31, 2023 were as follows:
2024 (Unaudited) 2023
Shares Dollars Shares Dollars
Class M
Proceeds from shares sold 162 $ 1,626 330 $ 3,122
Proceeds from reinvestment of distributions 54 533 32 284
Payments for shares redeemed (1,602) (16,732) (290) (2,740)
Net increase (decrease)
(1,386) (14,573) 72 666
Class R6
Proceeds from shares sold — ** 2 — ** 3
Proceeds from reinvestment of distributions — ** 2 — ** 1
Payments for shares redeemed ( — )** (4) ( — )** ( — )** *
Net increase (decrease)
— ** — *** — ** 4
Class S
Proceeds from shares sold 497 4,997 900 8,403
Proceeds from reinvestment of distributions 229 2,258 159 1,393
Payments for shares redeemed (3,198) (32,966) (1,810) (16,837)
Net increase (decrease)
(2,472) (25,711) (751) (7,041)
Class Y
Proceeds from shares sold 77 730 3,579 34,035
Proceeds from reinvestment of distributions 587 5,770 432 3,793
Payments for shares redeemed (6,078) (63,204) (6,674) (62,124)
Net increase (decrease)
(5,414) (56,704) (2,663) (24,296)
Total increase (decrease)
(9,272) $ (96,988) (3,342) $ (30,667)

See accompanying notes which are an integral part of the financial statements.
134 Multifactor International Equity Fund
Russell Investment Company
Multifactor International Equity Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Total
Distributions
Class M
April 30, 2024* 9.09 .12 1.45 1.57 (.34) (.34)
October 31, 2023 8.23 .25 .80 1.05 (.19) (.19)
October 31, 2022 11.11 .28 (2.50) (2.22) (.66) (.66)
October 31, 2021 8.27 .29 2.75 3.04 (.20) (.20)
October 31, 2020 9.73 .21 (1.26) (1.05) (.41) (.41)
October 31, 2019 9.33 .31 .38 .69 (.29) (.29)
Class R6
April 30, 2024* 9.24 .14 1.45 1.59 (.34) (.34)
October 31, 2023 8.36 .26 .82 1.08 (.20) (.20)
October 31, 2022 11.27 .29 (2.54) (2.25) (.66) (.66)
October 31, 2021 8.40 .30 2.77 3.07 (.20) (.20)
October 31, 2020 9.72 .22 (1.27) (1.05) (.27) (.27)
October 31, 2019 9.33 .32 .37 .69 (.30) (.30)
Class S
April 30, 2024* 9.08 .12 1.43 1.55 (.32) (.32)
October 31, 2023 8.22 .24 .80 1.04 (.18) (.18)
October 31, 2022 11.08 .26 (2.47) (2.21) (.65) (.65)
October 31, 2021 8.26 .27 2.73 3.00 (.18) (.18)
October 31, 2020 9.71 .19 (1.24) (1.05) (.40) (.40)
October 31, 2019 9.31 .29 .39 .68 (.28) (.28)
Class Y
April 30, 2024* 9.09 .14 1. 42 1. 56 (.34) (.34)
October 31, 2023 8.23 .25 .81 1.06 (.20) (.20)
October 31, 2022 11.10 .28 (2.48) (2.20) (.67) (.67)
October 31, 2021 8.27 .27 2.77 3.04 (.21) (.21)
October 31, 2020 9.72 .20 (1.23) (1.03) (.42) (.42)
October 31, 2019 9.33 .30 .39 .69 (.30) (.30)

See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 135
$
Net Asset Value,
End of
Period
%
Total
Return
(ǿ)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(ɯ)
%
Ratio of Expenses
to Average
Net Assets,
Net
(Ƃ)(ɯ)
%
Ratio of Net
Investment Income
to Average
Net Assets
(Ƃ)(ɯ)
%
Portfolio
Turnover Rate
(ǿ)
10.32 17.42 1,855 . 86 . 57 2.41 10
9.09 12.87 14,236 .84 .49 2.70 16
8.23 (21.07) 12,297 .83 .49 2.96 36
11.11 37.15 21,121 .79 .50 2.72 40
8.27 (11.37) 7,910 .81 .49 2.38 34
9.73 7.88 13,539 .78 .51 3.33 35
10.49 17.37 62 . 72 . 55 2. 80 10
9.24 12.96 55 .69 .47 2.72 16
8.36 (21.02) 46 .68 .47 2.97 36
11.27 36.94 54 .64 .48 2.78 40
8.40 (11.23) 35 .67 .47 2.49 34
9.72 7.78 33 .63 .49 3.45 35
10.31 17.26 48,468 . 87 . 72 2. 48 10
9.08 12.70 65,101 .84 .64 2.54 16
8.22 (21.07) 65,107 .83 .64 2.78 36
11.08 36.67 100,757 .79 .65 2.53 40
8.26 (11.41) 79,658 .81 .64 2.14 34
9.71 7.73 147,694 .77 .65 3.12 35
10.31 17.49 121,758 . 67 . 52 2. 70 10
9.09 12.95 156,480 .65 .45 2.70 16
8.23 (20.96) 163,627 .63 .44 2.95 36
11.10 37.07 229,824 .60 .45 2.62 40
8.27 (11.24) 356,344 .61 .4 4 2.34 34
9.72 7.81 577,784 .58 .46 3.28 35

Russell Investment Company
Multifactor International Equity Fund
See accompanying notes which are an integral part of the financial statements.
136 Multifactor International Equity Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates as of April 30, 2024 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 20 2 4 with underlying f unds which are, or were, an affiliat-
ed company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2024, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 64,305
Administrative fees 7,873
Transfer agent fees 10,135
Trustee fees 1,175
$ 83,488
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 10,295 $ 36,551 $ 43,693 $ (1) $ — $ 3,152 $ 234 $ —
U.S. Cash Collateral Fund — 5,876 5,876 — — — 9 —
$ 10,295 $ 42,427 $ 49,569 $ (1) $ — $ 3,152 $ 243 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 126,957,589 $ 48,140,233 $ (6,187,444) $ 41,952,789

International Developed Markets Fund 137
Russell Investment Company
International Developed Markets Fund
Shareholder Expense Example — April 30, 2024 (Unaudited)
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2023 to April 30, 2024 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account
values and actual expenses. You may use the information in
this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account
during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and
expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2024 $ 1,152.80 $ 1,018.65
Expenses Paid During Period* $ 6.69 $ 6.27
* Expenses are equal to the Fund's annualized expense ratio of 1.25%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2024 $ 1,148.80 $ 1,014.92
Expenses Paid During Period* $ 10.69 $ 10.02
* Expenses are equal to the Fund's annualized expense ratio of 2.00%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2024 $ 1,155.20 $ 1,020.5 9
Expenses Paid During Period* $ 4.61 $ 4.32
* Expenses are equal to the Fund's annualized expense ratio of 0.86%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

138 International Developed Markets Fund
Russell Investment Company
International Developed Markets Fund
Shareholder Expense Example, continued — April 30, 2024 (Unaudited)
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2024 $ 1,154.60 $ 1,020.09
Expenses Paid During Period* $ 5.14 $ 4.82
* Expenses are equal to the Fund's annualized expense ratio of 0.96%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2024 $ 1,155.60 $ 1,020.89
Expenses Paid During Period* $ 4.29 $ 4.02
* Expenses are equal to the Fund's annualized expense ratio of 0.80%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 139
Russell Investment Company
International Developed Markets Fund
Schedule of Investments — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 92.9%
Australia - 1.8%
Aristocrat Leisure, Ltd. 7,432 190
ASX, Ltd. - ADR 6,818 279
Australia & New Zealand Banking
Group, Ltd. - ADR 14,841 269
BHP Group, Ltd. - ADR 134,188 3,700
Brambles, Ltd. 32,107 302
Coles Group, Ltd. 26,106 274
Commonwealth Bank of Australia
- ADR 9,530 703
Fortescue Metals Group, Ltd. 49,783 830
Glencore PLC 314,159 1,830
Independence Group NL 34,809 176
Insurance Australia Group, Ltd. 288,849 1,199
Medibank Pvt, Ltd. 80,367 185
National Australia Bank, Ltd. - ADR 12,488 272
Northern Star Resources, Ltd. 25,451 243
QBE Insurance Group, Ltd. 172,748 1,981
Rio Tinto PLC 29,556 2,014
Rio Tinto, Ltd. - ADR 2,745 230
Telstra Group, Ltd. 569,379 1,352
Wesfarmers, Ltd. 9,437 407
Woodside Energy Group, Ltd. 106,123 1,912
18,348
Austria - 0.7%
ams AG(Æ) 285,792 343
Erste Group Bank AG 105,586 4,918
Mondi PLC 115,959 2,204
7,465
Belgium - 0.2%
Ageas SA 30,118 1,383
Proximus SA 66,699 490
1,873
Brazil - 0.8%
Ambev SA(Æ) 928,129 2,172
Atacadao SA(Æ) 348,242 749
Banco Bradesco SA - ADR 561,331 1,516
Banco do Brasil SA 136,016 718
Cia de Saneamento Basico do Estado de
Sao Paulo(Æ) 69,671 1,084
Telefonica Brasil SA(Æ) 143,929 1,312
Ultrapar Participacoes SA 80,975 403
7,954
Burkina Faso - 0.1%
Endeavour Mining PLC 22,382 468
Canada - 4.7%
Alimentation Couche-Tard, Inc. 8,101 449
ARC Resources, Ltd. 49,291 893
Bank of Montreal 3,554 317
Bank of Nova Scotia (The) 6,238 286
Barrick Gold Corp. 83,670 1,391
Canadian Imperial Bank of Commerce 8,222 384
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Canadian National Railway Co. 51,981 6,309
Canadian Natural Resources, Ltd. 9,220 699
Canadian Pacific Kansas City, Ltd. 4,351 341
CCL Industries, Inc. Class B 5,370 274
Cenovus Energy, Inc. 20,653 424
CGI Group, Inc.(Æ) 4,703 476
Constellation Software, Inc. 217 559
Dollarama, Inc. 29,596 2,469
Enbridge, Inc. 16,824 598
Fairfax Financial Holdings, Ltd. 772 839
Great-West Lifeco, Inc. 41,274 1,221
iA Financial Corp., Inc. 11,739 712
Imperial Oil, Ltd. 5,008 344
Intact Financial Corp. 2,553 420
Kinross Gold Corp. 44,918 290
Loblaw Cos., Ltd. 4,003 439
Magna International, Inc. Class A 55,596 2,657
Manulife Financial Corp. 132,074 3,081
Metro, Inc. Class A 3,785 194
National Bank of Canada 28,442 2,284
Nutrien, Ltd. 7,675 405
Royal Bank of Canada - GDR 40,839 3,951
Shopify, Inc. Class A(Æ) 45,644 3,204
Stantec, Inc. 31,472 2,506
Sun Life Financial, Inc. 52,442 2,678
Suncor Energy, Inc. 15,683 598
Teck Resources, Ltd. Class B 6,067 298
TELUS Corp. 15,716 252
TFI International, Inc. 2,445 318
Thomson Reuters Corp. 1,509 228
Toronto-Dominion Bank (The) 56,142 3,331
Tourmaline Oil Corp. 44,181 2,159
West Fraser Timber Co., Ltd. 2,901 222
48,500
China - 2.5%
Alibaba Group Holding, Ltd. 422,700 3,968
Baidu, Inc. Class A(Æ) 66,600 866
BOC Hong Kong Holdings, Ltd. 104,500 320
China Merchants Bank Co., Ltd. Class
H 192,000 838
China Overseas Land & Investment,
Ltd. 830,500 1,526
Dongfeng Motor Group Co., Ltd. Class
H 702,000 255
H World Group, Ltd. - ADR 40,931 1,503
Haier Smart Home Co., Ltd. Class H 610,800 2,266
Lenovo Group, Ltd. 1,312,000 1,486
Tencent Holdings, Ltd. 292,288 12,851
Wilmar International, Ltd. 75,500 178
26,057
Denmark - 2.5%
AP Moller - Maersk A/S Class B 113 164
Coloplast A/S Class B 2,637 319
Danske Bank A/S 85,958 2,475
DSV A/S 10,730 1,527

See accompanying notes which are an integral part of the financial statements.
140 International Developed Markets Fund
Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Genmab A/S(Æ) 652 181
Novo Nordisk A/S Class B 149,518 19,215
Novozymes A/S Class B 1,619 90
Svitzer A/S(Æ) 226 8
Tryg A/S 11,848 234
Vestas Wind Systems A/S(Æ) 78,533 2,106
26,319
Finland - 0.9%
Elisa OYJ 21,334 963
Nokia OYJ 1,354,900 4,930
Nordea Bank Abp 21,027 246
Sampo OYJ Class A 23,185 939
UPM-Kymmene OYJ 66,492 2,326
9,404
France - 8.9%
Accor SA 134,327 5,874
Air Liquide SA Class A 4,360 854
Airbus Group SE 26,004 4,273
Amundi SA(Þ) 43,934 3,055
AXA SA(Ñ) 90,899 3,130
BNP Paribas SA 35,887 2,566
Bouygues SA - ADR(Ñ) 19,987 736
Bureau Veritas SA 108,223 3,141
Capgemini SE 11,269 2,368
Carrefour SA 80,634 1,358
Cie de Saint-Gobain SA 32,461 2,560
Danone SA 17,426 1,090
Dassault Aviation SA 9,028 1,933
Dassault Systemes SE 7,043 276
Edenred SE 7,045 334
Eiffage SA 3,301 352
Engie SA 155,532 2,701
EssilorLuxottica SA 2,227 476
Eurazeo SE 5,035 453
Hermes International 250 601
Kering 600 207
Legrand SA - ADR 3,814 392
L'Oreal SA 10,913 5,098
LVMH Moet Hennessy Louis Vuitton
SE - ADR 10,561 8,501
Michelin (CGDE) 143,350 5,508
Orange SA - ADR 171,656 1,909
Pernod Ricard SA 22,767 3,438
Publicis Groupe SA - ADR 16,868 1,864
Renault SA 28,632 1,412
Rexel SA Class H 149,290 3,862
Safran SA 6,967 1,507
Sartorius Stedim Biotech 26,678 5,761
Societe Generale SA 75,367 2,026
Teleperformance - GDR 43,895 4,337
Thales SA 5,122 861
Total SE 84,026 6,103
Valeo SE 69,985 888
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Vinci SA 9,566 1,120
92,925
Germany - 5.9%
adidas AG 12,057 2,909
Allianz SE 4,989 1,417
BASF SE 121,896 6,394
Bayer AG 65,050 1,898
Beiersdorf AG 3,335 500
Brenntag SE 20,228 1,616
Ceconomy AG(Æ) 49,666 114
Commerzbank AG 23,453 349
Continental AG 13,329 865
Covestro AG(Æ)(Þ) 49,351 2,473
Daimler Truck Holding AG 150,452 6,789
Deutsche Boerse AG 38,953 7,520
Deutsche Post AG 8,928 374
Deutsche Telekom AG 37,826 866
E.ON SE 26,241 347
Evonik Industries AG 147,050 3,067
Fresenius Medical Care AG & Co.
KGaA 68,593 2,898
Fresenius SE & Co. KGaA 50,689 1,512
GEA Group AG 19,353 783
Hannover Rueck SE 8,901 2,207
Heidelberg Materials AG 29,826 3,011
Infineon Technologies AG - ADR 63,781 2,226
Mercedes-Benz Group AG 12,268 927
Merck KGaA 1,953 310
Muenchener Rueckversicherungs-
Gesellschaft AG 6,595 2,898
Rheinmetall AG 5,096 2,811
SAP SE - ADR 9,750 1,765
Siemens AG 12,125 2,274
Symrise AG 3,707 399
Talanx AG 3,353 253
61,772
Hong Kong - 2.3%
AIA Group, Ltd. 1,280,575 9,390
CK Asset Holdings, Ltd. 272,657 1,164
CLP Holdings, Ltd. 190,000 1,498
Hang Seng Bank, Ltd. 113,500 1,501
Hong Kong & China Gas Co., Ltd. 335,000 255
Hong Kong Exchanges & Clearing, Ltd. 17,000 540
MTR Corp., Ltd. 170,000 560
Power Assets Holdings, Ltd. 242,000 1,388
Prudential PLC 173,124 1,507
Sino Land Co., Ltd. 228,000 244
Techtronic Industries Co., Ltd. 362,239 5,036
WH Group, Ltd.(Þ) 1,566,500 1,137
24,220
Hungary - 0.1%
OTP Bank PLC 22,868 1,132
India - 1.5%
Axis Bank, Ltd. - GDR(Þ) 22,985 1,607

See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 141
Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
HDFC Bank, Ltd. - ADR 157,363 9,064
Larsen & Toubro, Ltd. - GDR(Þ) 45,694 1,973
MakeMyTrip, Ltd.(Æ) 37,759 2,500
15,144
Ireland - 1.4%
AIB Group PLC 246,086 1,271
Bank of Ireland Group PLC 454,758 4,847
Flutter Entertainment PLC(Æ) 17,738 3,275
Kerry Group PLC Class A 50,162 4,325
Kingspan Group PLC 3,148 280
Smurfit Kappa Group PLC 6,533 283
14,281
Israel - 0.2%
Bank Hapoalim BM 45,084 407
Bank Leumi Le-Israel BM 48,276 377
Check Point Software Technologies,
Ltd.(Æ) 3,862 577
Elbit Systems, Ltd. 798 163
Nice, Ltd.(Æ) 1,640 366
1,890
Italy - 3.0%
Assicurazioni Generali SpA 18,807 459
BPER Banca SpA 357,359 1,860
Coca-Cola HBC AG - ADR(Æ) 8,422 272
Davide Campari-Milano SpA 156,802 1,574
Enel SpA 663,694 4,371
Eni SpA - ADR 174,483 2,801
FinecoBank Banca Fineco SpA 420,755 6,447
Intesa Sanpaolo SpA 87,670 329
Moncler SpA 28,154 1,922
Poste Italiane SpA(Þ) 14,482 184
Recordati SpA 17,831 947
Ryanair Holdings PLC - ADR 20,831 2,837
Snam Rete Gas SpA 308,101 1,414
Terna Rete Elettrica Nazionale SpA 136,643 1,089
UniCredit SpA 120,136 4,420
30,926
Japan - 15.5%
Advantest Corp. 42,500 1,306
Ajinomoto Co., Inc. 10,694 397
Alfresa Holdings Corp. 35,000 517
Alps Alpine Co., Ltd. 51,800 466
Amada Co., Ltd. 57,800 630
Asahi Group Holdings, Ltd. 5,600 191
Astellas Pharma, Inc. 143,700 1,380
Bridgestone Corp. 76,100 3,359
Brother Industries, Ltd. 23,400 414
Canon, Inc. 99,600 2,695
Chugai Pharmaceutical Co., Ltd. 11,000 350
Dai-ichi Life Holdings, Inc. 72,625 1,674
Daiichi Sankyo Co., Ltd. 84,000 2,847
Daikin Industries, Ltd. 1,700 231
Daito Trust Construction Co., Ltd. 10,700 1,147
Daiwa House Industry Co., Ltd. 13,500 379
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
DeNA Co., Ltd. 37,800 381
Denso Corp. 117,000 1,989
Dentsu, Inc. 31,900 864
Disco Corp. 2,100 595
Eisai Co., Ltd. 41,710 1,717
Fast Retailing Co., Ltd. 1,100 287
Fuji Electric Co., Ltd. 6,000 374
FUJIFILM Holdings Corp. 15,600 332
Fujitsu, Ltd. 26,000 400
Fukuoka Financial Group, Inc. 63,000 1,670
Hakuhodo DY Holdings, Inc. 79,700 742
Hino Motors, Ltd.(Æ) 99,200 289
Hirose Electric Co., Ltd. 3,300 349
Honda Motor Co., Ltd. 119,774 1,362
Hoya Corp. 1,900 221
Iida Group Holdings Co., Ltd. 65,000 832
Isuzu Motors, Ltd. 160,400 2,033
ITOCHU Corp. 58,700 2,625
Japan Airlines Co., Ltd. 43,800 777
Japan Exchange Group, Inc. 15,200 355
Japan Post Bank Co., Ltd. Class A 23,900 242
Japan Post Holdings Co., Ltd. 47,100 451
Japan Post Insurance Co., Ltd. Class A 20,200 377
Japan Tobacco, Inc. 83,300 2,237
JGC Holdings Corp. 57,600 554
Kajima Corp. 24,700 471
Kao Corp. 63,100 2,605
KDDI Corp. 79,700 2,217
Keyence Corp. 18,800 8,328
Kirin Holdings Co., Ltd. 174,800 2,547
Komatsu, Ltd. 118,200 3,537
Kubota Corp. 122,900 1,974
Kyocera Corp. 172,300 2,097
Makita Corp. 42,853 1,236
Mazda Motor Corp. 24,200 274
MEIJI Holdings Co., Ltd. 23,800 532
Minebea Co., Ltd. 126,000 2,365
Mitsubishi Corp. 16,300 372
Mitsubishi Electric Corp. 127,600 2,230
Mitsubishi Estate Co., Ltd. 77,400 1,421
Mitsubishi Gas Chemical Co., Inc. 57,900 1,021
Mitsubishi HC Capital, Inc. 31,900 207
Mitsubishi UFJ Financial Group, Inc. 81,222 808
Mitsui & Co., Ltd. 6,900 333
MS&AD Insurance Group Holdings,
Inc. 302,700 5,429
Murata Manufacturing Co., Ltd. 21,000 382
NEC Corp. 3,900 283
Nikon Corp. 54,500 564
Nintendo Co., Ltd. 11,100 541
Nippon Prologis REIT, Inc.(ö) 254 438
Nippon Steel Corp. 11,400 255
Nippon Telegraph & Telephone Corp. 324,700 351
Nippon Television Holdings, Inc. 48,800 710
Nippon Yusen 11,300 322
Nissan Motor Co., Ltd. 430,900 1,563
Nissin Foods Holdings Co., Ltd. 7,500 200

See accompanying notes which are an integral part of the financial statements.
142 International Developed Markets Fund
Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Nitto Denko Corp. 66,200 5,459
Obayashi Corp. 32,600 363
Obic Co., Ltd. 1,400 181
Olympus Corp. 138,300 1,924
Ono Pharmaceutical Co., Ltd. 108,892 1,570
ORIX Corp. 5,900 121
Otsuka Holdings Co., Ltd. 18,300 780
Panasonic Holdings Corp. 16,600 145
Persol Holdings Co., Ltd. 386,400 535
Recruit Holdings Co., Ltd. 18,400 800
Resona Holdings, Inc. 681,200 4,309
Rinnai Corp. 22,800 494
SCSK Corp. 12,700 231
Secom Co., Ltd. 6,400 446
Sega Sammy Holdings, Inc. 48,900 646
Sekisui Chemical Co., Ltd. 57,400 835
Sekisui House, Ltd. 22,200 509
SG Holdings Co., Ltd. 33,100 388
Shin-Etsu Chemical Co., Ltd. 254,570 9,926
Shionogi & Co., Ltd. 9,400 439
SMC Corp. 3,300 1,736
SoftBank Corp. 31,300 379
Sompo Japan Nipponkoa Holdings, Inc. 80,700 1,589
Sony Group Corp. 25,650 2,119
Stanley Electric Co., Ltd. 42,623 753
Subaru Corp. 123,488 2,750
Sumitomo Electric Industries, Ltd. 86,800 1,338
Sumitomo Heavy Industries, Ltd. 26,900 747
Sumitomo Mitsui Financial Group, Inc. 28,500 1,618
Sumitomo Mitsui Trust Holdings, Inc. 113,400 2,384
Sumitomo Rubber Industries, Ltd. 63,900 772
Suntory Beverage & Food, Ltd. 49,500 1,609
T&D Holdings, Inc. 188,900 3,073
Taiheiyo Cement Corp. 22,900 524
Takeda Pharmaceutical Co., Ltd. 91,000 2,398
TDK Corp. 35,600 1,571
Terumo Corp. 25,800 440
THK Co., Ltd. 46,500 1,020
Tokio Marine Holdings, Inc. 103,800 3,259
Tokyo Electron, Ltd. 30,568 6,712
Toray Industries, Inc. 422,600 1,924
Toyota Motor Corp. 134,100 3,071
Trend Micro, Inc. 5,500 271
Tsuruha Holdings, Inc. 9,900 623
Unicharm Corp. 13,200 393
USS Co., Ltd. 40,800 312
Yamaha Motor Co., Ltd. 144,300 1,344
Yamato Holdings Co., Ltd. 80,484 1,063
161,544
Luxembourg - 0.8%
ArcelorMittal SA 106,522 2,665
Eurofins Scientific SE 88,675 5,441
RTL Group SA 15,918 491
8,597
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Macao - 0.2%
Galaxy Entertainment Group, Ltd. 500,883 2,251
Malaysia - 0.1%
CIMB Group Holdings BHD 641,182 886
Mexico - 0.0%
Fresnillo PLC 60,909 423
Netherlands - 5.2%
ABN AMRO Bank NV(Þ) 109,901 1,761
Adyen NV(Æ)(Þ) 498 593
Akzo Nobel NV 3,581 237
Argenx SE(Æ) 3,542 1,327
ASM International NV 946 591
ASML Holding NV 8,185 7,134
BE Semiconductor Industries NV 2,690 354
Ferrari NV 7,141 2,944
Heineken NV 60,343 5,875
ING Groep NV 343,714 5,413
Koninklijke Ahold Delhaize NV 13,509 410
Koninklijke KPN NV 387,666 1,410
Koninklijke Philips NV 266,164 7,105
NN Group NV 38,880 1,792
Randstad NV 89,771 4,505
Universal Music Group NV 376,059 11,047
VEON, Ltd. - ADR(Æ) 11,168 274
Wolters Kluwer NV 4,726 707
53,479
New Zealand - 0.1%
Spark New Zealand, Ltd. 294,218 827
Norway - 0.2%
DNB Bank ASA 21,326 372
Equinor ASA Class N 13,514 360
Norsk Hydro ASA 22,543 139
Orkla ASA 107,028 727
Telenor ASA 33,627 387
1,985
Portugal - 0.1%
Energias de Portugal SA 42,623 161
Jeronimo Martins SGPS SA 32,719 673
834
Russia - 0.0%
Gazprom PJSC(Æ)(Š) 607,370 —
Lukoil PJSC(Š) 10,952 —
Mobile TeleSystems PJSC - ADR(Š) 145,363 —
Sberbank of Russia PJSC(Š) 415,116 —
—
Singapore - 0.6%
CapitaLand Ascendas REIT(ö) 91,500 174
DBS Group Holdings, Ltd. 12,480 319
Grab Holdings, Ltd. Class A(Æ) 78,439 274
Oversea-Chinese Banking Corp., Ltd. 265,860 2,767

See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 143
Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Singapore Exchange, Ltd. 27,000 185
Singapore Technologies Engineering,
Ltd. 117,100 344
Singapore Telecommunications, Ltd. 1,104,300 1,914
STMicroelectronics NV 5,797 229
United Overseas Bank, Ltd. 13,900 308
6,514
South Africa - 0.2%
Anglo American PLC 34,544 1,127
MTN Group, Ltd. 117,055 558
Old Mutual, Ltd. 1,068,638 626
2,311
South Korea - 1.2%
Coway Co., Ltd. 17,567 702
Hankook Tire & Technology Co., Ltd. 18,033 769
Hyundai Mobis Co., Ltd. 8,130 1,335
KB Financial Group, Inc. 39,555 2,144
KT Corp. - ADR 101,516 1,283
Samsung Electronics Co., Ltd. 61,181 3,386
Shinhan Financial Group Co., Ltd. 92,948 3,111
12,730
Spain - 2.0%
Amadeus IT Group SA Class A 86,358 5,479
Banco Bilbao Vizcaya Argentaria SA
- ADR 28,373 306
Banco Santander SA - ADR 62,124 302
CaixaBank SA 659,220 3,472
Cellnex Telecom SA(Þ) 55,978 1,846
Endesa SA - ADR 12,685 232
Iberdrola SA 44,347 545
Industria de Diseno Textil SA(Ñ) 191,905 8,716
Redeia Corp. SA 19,056 318
21,216
Sweden - 1.9%
Assa Abloy AB Class B 83,447 2,222
Atlas Copco AB Class A 34,456 607
Atlas Copco AB Class B 160,008 2,416
Boliden AB(Ñ) 37,872 1,254
Epiroc AB Class A 12,078 223
Essity Aktiebolag Class B 81,242 2,022
Hexagon AB Class B 429,814 4,529
Investor AB Class B 10,549 259
Sandvik AB(Ñ) 76,290 1,531
Skandinaviska Enskilda Banken AB
Class A 31,251 410
SKF AB Class B 117,822 2,442
Svenska Handelsbanken AB Class A 24,410 213
Telefonaktiebolaget LM Ericsson Class
B 245,840 1,254
Volvo AB Class B 10,344 265
19,647
Switzerland - 4.2%
ABB, Ltd. 3,817 185
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Adecco Group AG 38,588 1,348
Alcon, Inc. 22,186 1,704
Baloise Holding AG 2,364 356
Barry Callebaut AG 94 152
Chocoladefabriken Lindt & Spruengli
AG 28 531
DSM-Firmenich AG 2,280 255
EMS-Chemie Holding AG 1,227 980
Geberit AG 418 223
Givaudan SA 99 423
Julius Baer Group, Ltd. 56,542 3,045
Kuehne & Nagel International AG 7,319 1,940
Logitech International SA 2,932 228
Novartis AG 88,017 8,502
Partners Group Holding AG 1,675 2,148
Schindler Holding AG 2,462 608
SGS SA 20,561 1,811
Sika AG 1,022 290
Straumann Holding AG 1,582 211
Swatch Group AG (The) Class B 6,198 1,299
Swiss Life Holding AG 813 548
Swisscom AG 3,770 2,065
UBS Group AG 474,763 12,421
Zurich Insurance Group AG 5,356 2,578
43,851
Taiwan - 2.6%
Catcher Technology Co., Ltd. 140,000 936
E Ink Holdings, Inc. 217,000 1,395
Hon Hai Precision Industry Co., Ltd. 636,241 3,037
Taiwan Semiconductor Manufacturing
Co., Ltd. 400,000 9,638
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 90,045 12,367
27,373
Thailand - 0.2%
Kasikornbank PCL 461,900 1,623
United Kingdom - 8.3%
3i Group PLC 21,332 760
Ashtead Group PLC 5,138 371
AstraZeneca PLC 39,353 5,925
Auto Trader Group PLC(Þ) 22,671 196
Babcock International Group PLC 113,723 720
BAE Systems PLC 36,994 615
Barclays PLC 716,118 1,801
Barratt Developments PLC 112,711 635
Berkeley Group Holdings PLC 4,667 273
British American Tobacco PLC 112,632 3,301
British Land Co. PLC (The)(ö) 127,073 614
BT Group PLC 793,884 1,017
Burberry Group PLC 85,980 1,233
Centrica PLC 139,801 223
CK Hutchison Holdings, Ltd. Class B 268,631 1,306
Compass Group PLC 229,388 6,374
Diageo PLC 8,562 295
easyJet PLC 211,735 1,410

See accompanying notes which are an integral part of the financial statements.
144 International Developed Markets Fund
Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
HSBC Holdings PLC 711,602 6,160
Imperial Tobacco Group PLC 7,706 176
Intermediate Capital Group PLC 80,787 2,100
Intertek Group PLC 96,684 5,935
J Sainsbury PLC 844,971 2,773
Kingfisher PLC 361,174 1,112
Land Securities Group PLC(ö) 89,193 719
London Stock Exchange Group PLC 3,899 430
National Grid PLC 11,751 154
NatWest Group PLC 790,615 2,978
Pearson PLC 18,974 229
Reckitt Benckiser Group PLC 110,811 6,181
RELX PLC 144,884 5,955
Rolls Royce Holdings PLC(Æ) 128,187 659
Sage Group PLC (The) 29,934 434
Schroders PLC 92,906 406
Smith & Nephew PLC 25,764 315
St. James's Place PLC 80,108 433
Standard Chartered PLC 542,270 4,668
Tate & Lyle PLC 90,502 745
Tesco PLC 1,160,981 4,284
Travis Perkins PLC 81,159 758
Unilever PLC 72,560 3,751
United Utilities Group PLC 15,151 198
Vodafone Group PLC 513,430 434
Wausau Paper Corp. 185,605 1,866
Weir Group PLC (The) 155,644 3,958
Wise PLC Class A(Æ) 146,154 1,398
86,278
United States - 12.0%
Accenture PLC Class A 17,257 5,193
Allegion PLC 53,736 6,532
Amdocs, Ltd. 50,273 4,222
Aon PLC Class A 18,879 5,324
ARM Holdings PLC - ADR(Æ) 2,390 242
BP PLC 572,066 3,701
CRH PLC 4,129 319
CSL, Ltd. 2,358 422
Experian PLC 9,267 374
GSK Finance No. 3 PLC 340,034 7,049
Haleon PLC 2,305,682 9,740
Holcim AG(Æ) 20,768 1,741
Las Vegas Sands Corp. 43,987 1,951
Linde PLC 25,431 11,214
Lululemon Athletica, Inc.(Æ) 5,323 1,919
Medtronic PLC 23,763 1,907
Nestle SA 113,311 11,366
Roche Holding AG 29,842 7,139
Sanofi SA - ADR 84,814 8,362
Schlumberger NV 133,104 6,320
Schneider Electric SE 55,224 12,577
Shell PLC 245,249 13,479
Spotify Technology SA(Æ) 9,317 2,613
Stellantis NV 10,588 235
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Tenaris SA 54,559 912
124,853
Total Common Stocks
(cost $909,538) 965,900
Preferred Stocks - 1.3%
Brazil - 0.1%
Raizen Energia SA
6.392% (Ÿ) 1,113,007 656
Germany - 0.6%
Henkel AG & Co. KGaA
2.192% (Ÿ) 40,482 3,215
Volkswagen AG
7.276% (Ÿ) 23,567 2,895
6,110
South Korea - 0.7%
Samsung Electronics Co., Ltd.
2.233% (Ÿ) 149,914 7,026
Total Preferred Stocks
(cost $14,290) 13,792
Warrants and Rights - 0.0%
Canada - 0.0%
Constellation Software, Inc.(Æ)
2023 Warrants 325 —
Total Warrants and Rights
(cost $—) —
Short-Term Investments - 4.0%
United States - 4.0%
U.S. Cash Management Fund(@) 41,185,606 (∞) 41,165
Total Short-Term Investments
(cost $41,170) 41,165
Other Securities - 1.1%
U.S. Cash Collateral Fund(@)(×) 11,016,350 (∞) 11,016
Total Other Securities
(cost $11,016) 11,016
Total Investments - 99.3%
(identified cost $976,014) 1,031,873
Other Assets and Liabilities,
Net - 0.7%
7,702
Net Assets - 100.0%
1,039,575

See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 145
Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
1.4%
ABN AMRO Bank NV 10/03/19 EUR 109,901 17.26 1,897
1,761
Adyen NV 04/19/22 EUR 498 1,641.44 817
593
Amundi SA 02/28/19 EUR 43,934 66.73 2,932
3,055
Auto Trader Group PLC 08/04/23 GBP 22,671 8.08 183
196
Axis Bank, Ltd. 04/12/24 22,985 66.24 1,523
1,607
Cellnex Telecom SA 04/20/21 EUR 55,978 49.63 2,778
1,846
Covestro AG 06/26/19 EUR 49,351 56.85 2,806
2,473
Larsen & Toubro, Ltd. 02/23/24 45,694 41.49 1,896
1,973
Poste Italiane SpA 11/10/23 EUR 14,482 10.63 154
184
WH Group, Ltd. 06/26/19 HKD 1,566,500 0.76 1,189 1,137
14,825
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
CAC40 Euro Index Futures 36 EUR 2,864 05/24
26
DAX Index Futures 4 EUR 1,810 06/24
(2)
EURO STOXX 50 Index Futures 28 EUR 1,371 06/24
(1)
FTSE 100 Index Futures 52 GBP 4,242 06/24
273
FTSE/MIB Index Futures 4 EUR 670 06/24
11
IBEX 35 Index Futures 6 EUR 651 05/24
15
OMXS30 Index Futures 31 SEK 7,902 05/24
17
S&P/TSX 60 Index Futures 191 CAD 49,870 06/24
(393)
SPI 200 Index Futures 336 AUD 64,554 06/24
(258)
TOPIX Index Futures 227 JPY 6,235,690 06/24 796
Short Positions
Hang Seng Index Futures 83 HKD 73,534 05/24
(293)
MSCI Emerging Markets Index Futures 1,163 USD 60,592 06/24
583
MSCI Singapore Index Futures 282 SGD 8,547 05/24
(25)
S&P 500 E-Mini Index Futures 68 USD 17,228 06/24 423
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 1,172
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 7,894 AUD 11,895 06/20/24 (178)
Bank of America USD 6,969 CAD 9,382 06/20/24 (148)
Bank of America USD 1,822 DKK 12,360 06/20/24 (49)
Bank of America USD 195 EUR 182 05/02/24 (1)
Bank of America USD 774 EUR 723 05/03/24 (3)
Bank of America USD 12,640 JPY 1,840,976 06/20/24 (881)
Bank of America USD 2,035 SEK 20,717 06/20/24 (151)
Bank of America CHF 1,226 USD 1,413 06/20/24 72

See accompanying notes which are an integral part of the financial statements.
146 International Developed Markets Fund
Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America EUR 4,365 USD 4,795 06/20/24 127
Bank of America JPY 800,000 USD 5,239 06/20/24 129
Bank of New York USD 7,892 AUD 11,895 06/20/24 (175)
Bank of New York USD 6,977 CAD 9,382 06/20/24 (156)
Bank of New York USD 1,823 DKK 12,360 06/20/24 (50)
Bank of New York USD 12,641 JPY 1,840,976 06/20/24 (881)
Bank of New York USD 2,035 SEK 20,717 06/20/24 (151)
Bank of New York CHF 1,226 USD 1,412 06/20/24 71
Bank of New York EUR 4,365 USD 4,794 06/20/24 126
Citigroup USD 7,892 AUD 11,895 06/20/24 (175)
Citigroup USD 6,972 CAD 9,382 06/20/24 (152)
Citigroup USD 1,822 DKK 12,360 06/20/24 (49)
Citigroup USD 12,636 JPY 1,840,976 06/20/24 (875)
Citigroup USD 2,034 SEK 20,717 06/20/24 (150)
Citigroup CHF 1,226 USD 1,412 06/20/24 71
Citigroup EUR 4,365 USD 4,793 06/20/24 125
Royal Bank of Canada USD 7,891 AUD 11,895 06/20/24 (174)
Royal Bank of Canada USD 6,964 CAD 9,382 06/20/24 (143)
Royal Bank of Canada USD 1,822 DKK 12,360 06/20/24 (49)
Royal Bank of Canada USD 12,636 JPY 1,840,976 06/20/24 (877)
Royal Bank of Canada USD 2,034 SEK 20,717 06/20/24 (150)
Royal Bank of Canada CHF 1,226 USD 1,412 06/20/24 71
Royal Bank of Canada EUR 4,365 USD 4,795 06/20/24 127
Standard Chartered USD 7,889 AUD 11,895 06/20/24 (172)
Standard Chartered USD 6,974 CAD 9,382 06/20/24 (153)
Standard Chartered USD 1,821 DKK 12,360 06/20/24 (48)
Standard Chartered USD 12,629 JPY 1,840,976 06/20/24 (869)
Standard Chartered USD 2,033 SEK 20,717 06/20/24 (149)
Standard Chartered CHF 1,226 USD 1,411 06/20/24 70
Standard Chartered EUR 4,365 USD 4,791 06/20/24 123
State Street USD 4,200 GBP 3,279 06/20/24 (102)
State Street USD 4,026 NOK 42,060 06/20/24 (235)
State Street USD 317 SGD 420 06/20/24 (8)
State Street HKD 2,290 USD 294 06/20/24 —
State Street NZD 960 USD 592 06/20/24 26
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (6,216)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks

See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 147
Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Australia $ — $ 18,348 $ —
$ —
$ 18,348 1 .8
Austria — 7,465 —
—
7,465 0 .7
Belgium — 1,873 —
—
1,873 0 .2
Brazil 7,954 — —
—
7,954 0 .8
Burkina Faso 468 — —
—
468 0 .1
Canada 48,500 — —
—
48,500 4 .7
China 1,503 24,554 —
—
26,057 2 .5
Denmark 8 26,311 —
—
26,319 2 .5
Finland — 9,404 —
—
9,404 0 .9
France — 92,925 —
—
92,925 8 .9
Germany — 61,772 —
—
61,772 5 .9
Hong Kong — 24,220 —
—
24,220 2 .3
Hungary — 1,132 —
—
1,132 0 .1
India 11,564 3,580 —
—
15,144 1 .5
Ireland — 14,281 —
—
14,281 1 .4
Israel 577 1,313 —
—
1,890 0 .2
Italy 2,837 28,089 —
—
30,926 3 .0
Japan — 161,544 —
—
161,544 15 .5
Luxembourg — 8,597 —
—
8,597 0 .8
Macao — 2,251 —
—
2,251 0 .2
Malaysia — 886 —
—
886 0 .1
Mexico — 423 —
—
423 —
*
Netherlands 274 53,205 —
—
53,479 5 .2
New Zealand — 827 —
—
827 0 .1
Norway — 1,985 —
—
1,985 0 .2
Portugal — 834 —
—
834 0 .1
Russia — — —
—
— —
Singapore 274 6,240 —
—
6,514 0 .6
South Africa — 2,311 —
—
2,311 0 .2
South Korea 1,283 11,447 —
—
12,730 1 .2
Spain — 21,216 —
—
21,216 2 .0
Sweden — 19,647 —
—
19,647 1 .9
Switzerland — 43,851 —
—
43,851 4 .2
Taiwan 12,367 15,006 —
—
27,373 2 .6
Thailand — 1,623 —
—
1,623 0 .2
United Kingdom — 86,278 —
—
86,278 8 .3
United States 47,437 77,416 —
—
124,853 12 .0
Preferred Stocks 656 13,136 — — 13,792 1 .3
Warrants and Rights — — — — — —
*
Short-Term Investments — — — 41,165 41,165 4 .0

See accompanying notes which are an integral part of the financial statements.
148 International Developed Markets Fund
Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Other Securities — — — 11,016 11,016 1 .1
Total Investments 135,702 843,990 — 52,181 1,031,873 99 .3
Other Assets and Liabilities, Net
0 .7
100 .0
Other Financial Instruments
Assets
Futures Contracts 2,144 — — — 2,144 0 .2
Foreign Currency Exchange Contracts — 1,138 — — 1,138 0 .1
A
Liabilities
Futures Contracts (972) — — — (972) (0 .1)
Foreign Currency Exchange Contracts (4) (7,350) — — (7,354) (0 .7)
Total Other Financial Instruments
**
$ 1,168 $ (6,212) $ — $ — $ (5,044)
*
Less than .05% of net assets.
**
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2024, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of April 30, 2024, if any, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ....................................................................
141,262
Consumer Staples ...............................................................................
69,943
Energy ................................................................................................
52,743
Financial Services ..............................................................................
232,953
Health Care ........................................................................................
103,475
Materials and Processing ...................................................................
86,112
Producer Durables ..............................................................................
134,074
Technology .........................................................................................
113,693
Utilities ...............................................................................................
31,645
Preferred Stocks
Consumer Discretionary ....................................................................
2,895
Consumer Staples ...............................................................................
3,215
Technology .........................................................................................
7,026
Utilities ...............................................................................................
656
Warrants and Rights ...................................................................
—
Short-Term Investments .............................................................
41,165

See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 149
Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Other Securities ...........................................................................
11,016
Total Investments ............................................................................... 1,031,873

See accompanying notes which are an integral part of the financial statements.
150 International Developed Markets Fund
Russell Investment Company
International Developed Markets Fund
Fair Value of Derivative Instruments — April 30, 2024 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 1,138
Variation margin on futures contracts* 2,144 —
Total
$ 2,144 $ 1,138
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 972 $ —
Unrealized depreciation on foreign currency exchange contracts — 7,354
Total
$ 972 $ 7,354
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 7,239 $ —
Foreign currency exchange contracts — (686)
Total
$ 7,239 $ (686)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ 2,131 $ —
Foreign currency exchange contracts — (1,180)
Total
$ 2,131 $ (1,180)
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Amounts in thousands
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 151
Russell Investment Company
International Developed Markets Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2024 (Unaudited)
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 10,069 $ — $ 10,069
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts 1,138 — 1,138
Total Financial and Derivative Assets
11,207 — 11,207
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 11,207 $ — $ 11,207
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 5,821 $ 327 $ 5,493 $ 1
Bank of New York
196 196 — —
Citigroup
196 196 — —
Royal Bank of Canada
197 197 — —
Standard Chartered
193 193 — —
State Street
27 26 — 1
UBS
4,577 — 4,576 1
Total
$ 11,207 $ 1,135 $ 10,069 $ 3

Amounts in thousands
See accompanying notes which are an integral part of the financial statements.
152 International Developed Markets Fund
Russell Investment Company
International Developed Markets Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued
— April 30, 2024 (Unaudited)
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 7,354 $ — $ 7,354
Total Financial and Derivative Liabilities
7,354 — 7,354
Financial and Derivative Liabilities not subject to a netting agreement
(4) — (4)
Total Financial and Derivative Liabilities subject to a netting agreement
$ 7,350 $ — $ 7,350
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of America $ 1,406 $ 327 $ — $ 1,079
Bank of New York 1,414 196 — 1,218
Citigroup 1,401 196 — 1,205
Royal Bank of Canada 1,393 197 — 1,196
Standard Chartered 1,391 193 — 1,198
State Street 345 26 — 319
Total
$ 7,350 $ 1,135 $ — $ 6,215
*      Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 153
Statement of Assets and Liabilities — April 30, 2024 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 976,014
Investments, at fair value(*)(>) ....................................................................................................................................................
1,031,873
Foreign currency holdings(^) ....................................................................................................................................................... 4,913
Unrealized appreciation on foreign currency exchange contracts ............................................................................................... 1,138
Receivables:
Dividends and interest ...................................................................................................................................................... 4,099
Dividends from affiliated funds ....................................................................................................................................... 185
Fund shares sold ............................................................................................................................................................... 739
Foreign capital gains taxes recoverable ........................................................................................................................... 5,017
From broker(a) ................................................................................................................................................................. 11,898
Variation margin on futures contracts .............................................................................................................................. 1,180
Prepaid expenses .......................................................................................................................................................................... 7
Total assets ...............................................................................................................................................................
1,061,049
Liabilities
Payables:
Investments purchased ..................................................................................................................................................... 1,295
Fund shares redeemed ...................................................................................................................................................... 810
Accrued fees to affiliates .................................................................................................................................................. 767
Other accrued expenses .................................................................................................................................................... 232
Unrealized depreciation on foreign currency exchange contracts ............................................................................................... 7,354
Payable upon return of securities loaned ..................................................................................................................................... 11,016
Total liabilities ...........................................................................................................................................................
21,474
Net Assets ...............................................................................................................................................................
$ 1,039,575

Russell Investment Company
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
154 International Developed Markets Fund
Statement of Assets and Liabilities, continued — April 30, 2024 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 33,796
Shares of beneficial interest .........................................................................................................................................................
249
Additional paid-in capital ............................................................................................................................................................
1,005,530
Net Assets ...............................................................................................................................................................
$ 1,039,575
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) .......................................................................................................................................... $ 41.60
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 44.14
Class A — Net assets ........................................................................................................................................................... $ 18,344,479
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 440,951
Net asset value per share: Class C (#) .......................................................................................................................................... $ 41.75
Class C — Net assets ........................................................................................................................................................... $ 6,454,139
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 154,590
Net asset value per share: Class M (#) ......................................................................................................................................... $ 41.76
Class M — Net assets .......................................................................................................................................................... $ 192,625,204
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 4,612,935
Net asset value per share: Class S (#) .......................................................................................................................................... $ 41.77
Class S — Net assets ............................................................................................................................................................ $ 778,564,134
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 18,640,497
Net asset value per share: Class Y (#) .......................................................................................................................................... $ 41.83
Class Y — Net assets ........................................................................................................................................................... $ 43,586,599
Class Y — Shares outstanding ($.01 par value) ................................................................................................................... 1,042,030
Amounts in thousands
(^)     Foreign currency holdings - cost $ 5,102
(*)     Securities on loan included in investments $ 10,069
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 52,181
(a)   Receivable from Broker for Futures $ 11,898
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 155
Statement of Operations — For the Period Ended April 30, 2024 (Unaudited)
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 14,760
Dividends from affiliated funds ....................................................................................................................................... 1,003
Interest .............................................................................................................................................................................. 146
Securities lending income (net) ....................................................................................................................................... 126
Less foreign taxes withheld ............................................................................................................................................. (1,311)
Total investment income ..............................................................................................................................................................
14,724
Expenses
Advisory fees ................................................................................................................................................................... 3,636
Administrative fees .......................................................................................................................................................... 250
Custodian fees .................................................................................................................................................................. 120
Distribution fees - Class A ............................................................................................................................................... 22
Distribution fees - Class C ............................................................................................................................................... 24
Transfer agent fees - Class A ........................................................................................................................................... 18
Transfer agent fees - Class C ........................................................................................................................................... 7
Transfer agent fees - Class M .......................................................................................................................................... 190
Transfer agent fees - Class S ............................................................................................................................................ 782
Transfer agent fees - Class Y ........................................................................................................................................... 1
Professional fees .............................................................................................................................................................. 56
Registration fees ............................................................................................................................................................... 40
Shareholder servicing fees - Class C ............................................................................................................................... 8
Trustees’ fees .................................................................................................................................................................... 29
Printing fees ..................................................................................................................................................................... 42
Miscellaneous .................................................................................................................................................................. 115
Expenses before reductions .............................................................................................................................................. 5,340
Expense reductions .......................................................................................................................................................... (426)
Net expenses ................................................................................................................................................................................
4,914
Net investment income (loss) .......................................................................................................................................................
9,810
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 4,865
Investments in affiliated funds ......................................................................................................................................... (3)
Futures contracts .............................................................................................................................................................. 7,239
Foreign currency exchange contracts ............................................................................................................................... (686)
Foreign currency-related transactions .............................................................................................................................. 52
Net realized gain (loss) ................................................................................................................................................................
11,467
Net change in unrealized appreciation (depreciation) on:
Investments   .................................................................................................................................................................... 128,000
Investments in affiliated funds ......................................................................................................................................... (6)
Futures contracts .............................................................................................................................................................. 2,131
Foreign currency exchange contracts ............................................................................................................................... (1,180)
Foreign currency-related transactions .............................................................................................................................. (680)
Net change in unrealized appreciation (depreciation) ................................................................................................................. 128,265
Net realized and unrealized gain (loss) ........................................................................................................................................ 139,732
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 149,542

Russell Investment Company
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
156 International Developed Markets Fund
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
April 30, 2024
(Unaudited)
Fiscal Year Ended
October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 9,810 $ 26,215
Net realized gain (loss) ....................................................................................................................... 11,467 (10,866)
Net change in unrealized appreciation (depreciation) ........................................................................ 128,265 171,336
Net increase (decrease) in net assets from operations .............................................................................. 149,542 186,685
Distributions
To shareholders
Class A .......................................................................................................................................... (342) (259)
Class C .......................................................................................................................................... (72) (98)
Class M ......................................................................................................................................... (4,372) (3,338)
Class S .......................................................................................................................................... (16,969) (14,690)
Class Y .......................................................................................................................................... (977) (580)
Net decrease in net assets from distributions ............................................................................................ (22,732) (18,965)
Share Transactions*
Net increase (decrease) in n et assets from share transactions ................................................................... (148,352) (565,820)
Total Net Increase (Decrease) in Net Assets ........................................................................
(21,542) (398,100)
Net Assets
Beginning of period .................................................................................................................................. 1,061,117 1,459,217
End of period .............................................................................................................................................
$ 1,039,575 $ 1,061,117

Russell Investment Company
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 157
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2024 and October 31, 2023 were as follows:
2024 (Unaudited) 2023
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 38 $ 1,565 55 $ 2,141
Proceeds from reinvestment of distributions 9 342 7 258
Payments for shares redeemed (46) (1,875) (121) (4,674)
Net increase (decrease)
1 32 (59) (2,275)
Class C
Proceeds from shares sold 2 99 4 157
Proceeds from reinvestment of distributions 2 72 3 98
Payments for shares redeemed (9) (376) (37) (1,427)
Net increase (decrease)
(5) (205) (30) (1,172)
Class M
Proceeds from shares sold 345 14,177 1,122 42,791
Proceeds from reinvestment of distributions 107 4,372 93 3,337
Payments for shares redeemed (520) (21,364) (4,615) (171,490)
Net increase (decrease)
(68) (2,815) (3,400) (125,362)
Class S
Proceeds from shares sold 796 32,767 1,767 68,488
Proceeds from reinvestment of distributions 413 16,851 407 14,608
Payments for shares redeemed (4,982) (196,518) (13,859) (516,314)
Net increase (decrease)
(3,773) (146,900) (11,685) (433,218)
Class Y
Proceeds from shares sold 22 913 38 1,291
Proceeds from reinvestment of distributions 24 977 16 580
Payments for shares redeemed (9) (354) (142) (5,664)
Net increase (decrease)
37 1,536 (88) (3,793)
Total increase (decrease)
(3,808) $ (148,352) (15,262) $ (565,820)

See accompanying notes which are an integral part of the financial statements.
158 International Developed Markets Fund
Russell Investment Company
International Developed Markets Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
April 30, 2024* 36.79 .33 5.27 5.60 (.79) —
October 31, 2023 33.13 .66 3.53 4.19 — (.53)
October 31, 2022 44.41 .67 (10.63) (9.96) (1.05) (.27)
October 31, 2021 32.08 .67 11.99 12.66 (.33) —
October 31, 2020 36.64 .33 (3.89) (3.56) (1.00) —
October 31, 2019 36.91 .73 1.67 2.40 (.68) (1.99)
Class C
April 30, 2024* 36.76 .17 5.28 5.45 (.46) —
October 31, 2023 33.35 .38 3.56 3.94 — (.53)
October 31, 2022 44.66 .38 (10.71) (10.33) (.71) (.27)
October 31, 2021 32.24 .35 12.09 12.44 (.02) —
October 31, 2020 36.74 .08 (3.95) (3.87) (.63) —
October 31, 2019 36.91 .48 1.69 2.17 (.35) (1.99)
Class M
April 30, 2024* 36.99 .41 5.31 5.72 (.95) —
October 31, 2023 33.18 .81 3.53 4.34 — (.53)
October 31, 2022 44.49 .82 (10.63) (9.81) (1.23) (.27)
October 31, 2021 32.13 .87 11.96 12.83 (.47) —
October 31, 2020 36.71 .47 (3.89) (3.42) (1.16) —
October 31, 2019 37.03 .96 1.57 2.53 (.86) (1.99)
Class S
April 30, 2024* 36.97 .38 5.31 5.69 (.89) —
October 31, 2023 33.20 .77 3.53 4.30 — (.53)
October 31, 2022 44.51 .79 (10.64) (9.85) (1.19) (.27)
October 31, 2021 32.14 .78 12.02 12.80 (.43) —
October 31, 2020 36.71 .43 (3.88) (3.45) (1.12) —
October 31, 2019 37.02 .82 1.68 2.50 (.82) (1.99)
Class Y
April 30, 2024* 37.06 .42 5.32 5.74 (.97) —
October 31, 2023 33.23 .84 3.52 4.36 — (.53)
October 31, 2022 44.56 .85 (10.66) (9.80) (1.25) (.27)
October 31, 2021 32.17 .86 12.02 12.88 (.49) —
October 31, 2020 36.75 .50 (3.90) (3.40) (1.18) —
October 31, 2019 37.07 .89 1.66 2.55 (.88) (1.99)

See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 159
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(ǿ)(±)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(ɯ)
%
Ratio of Expenses
to Average
Net Assets,
Net
(Ƃ)(ɯ)
%
Ratio of Net
Investment Income
to Average
Net Assets
(Ƃ)(ɯ)
%
Portfolio
Turnover Rate
(ǿ)
(.79) 41.60 15.28 18,345 1.28 1.25 1.62 12
(.53) 36.79 12.68 16,197 1.26 1.22 1.70 30
(1.32) 33.13 (23.02) 16,547 1.26 1.22 1.75 32
(.33) 44.41 39.61 23,364 1.25 1.22 1.60 34
(1.00) 32.08 (10.08) 18,028 1.26 1.22 1.00 57
(2.67) 36.64 7.49 23,726 1.25 1.21 2.07 58
(.46) 41.75 14.88 6,454 2.03 2.00 .84 12
(.53) 36.76 11.84 5,865 2.01 1.97 .97 30
(.98) 33.35 (23.58) 6,326 2.01 1.97 .98 32
(.02) 44.66 38.59 9,663 2.00 1.97 .83 34
(.63) 32.24 (10.78) 8,434 2.01 1.97 .24 57
(2.34) 36.74 6.67 14,310 2.00 1.96 1.36 58
(.95) 41.76 15.52 192,625 1.03 .86 1.99 12
(.53) 36.99 13.12 173,150 1.01 .83 2.10 30
(1.50) 33.18 (22.71) 268,131 1.01 .83 2.15 32
(.47) 44.49 40.15 364,171 1.00 .83 2.06 34
(1.16) 32.13 (9.74) 190,629 1.01 .83 1.41 57
(2.85) 36.71 7.90 194,243 1.01 .83 2.73 58
(.89) 41.77 15.46 778,564 1.03 .96 1.87 12
(.53) 36.97 12.99 828,666 1.01 .93 1.98 30
(1.46) 33.20 (22.78) 1,131,900 1.01 .93 2.05 32
(.43) 44.51 40.02 1,578,103 1.00 .93 1.85 34
(1.12) 32.14 (9.82) 1,396,894 1.01 .93 1.29 57
(2.81) 36.71 7.79 1,880,108 1.00 .92 2.34 58
(.97) 41.83 15.56 43,587 .83 .80 2.08 12
(.53) 37.06 13.16 37,239 .81 .77 2.17 30
(1.52) 33.23 (22.68) 36,313 .81 .77 2.22 32
(.49) 44.56 40.26 61,501 .80 .77 2.05 34
(1.18) 32.17 (9.69) 48,009 .81 .77 1.53 57
(2.87) 36.75 7.96 20,712 .81 .77 2.54 58

Russell Investment Company
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
160 International Developed Markets Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates as of April 30, 2024 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 20 2 4 with underlying f unds which are, or were, an affiliat-
ed company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2024, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 587,567
Administrative fees 41,562
Distribution fees 7,832
Shareholder servicing fees 1,342
Transfer agent fees 117,484
Trustee fees 11,636
$ 767,423
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 29,625 $ 128,112 $ 116,563 $ (3) $ (6) $ 41,165 $ 1,003 $ —
U.S. Cash Collateral Fund 6,885 63,486 59,355 — — 11,016 137 —
$ 36,510 $ 191,598 $ 175,918 $ (3) $ (6) $ 52,181 $ 1,140 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 983,832,180 $ 119,450,209 $ (76,452,535) $ 42,997,674

Global Equity Fund 161
Russell Investment Company
Global Equity Fund
Shareholder Expense Example — April 30, 2024 (Unaudited)
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2023 to April 30, 2024 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account
values and actual expenses. You may use the information in
this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account
during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and
expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2024 $ 1,188.80 $ 1,018.7 0
Expenses Paid During Period* $ 6. 75 $ 6. 22
* Expenses are equal to the Fund's annualized expense ratio of 1.24%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2024 $ 1,185.10 $ 1,01 4 . 97
Expenses Paid During Period* $ 10. 81 $ 9.9 7
* Expenses are equal to the Fund's annualized expense ratio of 1.99%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2024 $ 1,190.90 $ 1,020.4 4
Expenses Paid During Period* $ 4.85 $ 4.4 7
* Expenses are equal to the Fund's annualized expense ratio of 0.89%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

162 Global Equity Fund
Russell Investment Company
Global Equity Fund
Shareholder Expense Example, continued — April 30, 2024 (Unaudited)
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2024 $ 1,190.30 $ 1,019.9 4
Expenses Paid During Period* $ 5.3 9 $ 4.9 7
* Expenses are equal to the Fund's annualized expense ratio of 0.99%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2024 $ 1,191.50 $ 1,020.9 3
Expenses Paid During Period* $ 4. 30 $ 3.9 7
* Expenses are equal to the Fund's annualized expense ratio of 0.79%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 163
Russell Investment Company
Global Equity Fund
Schedule of Investments — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 92.8%
Australia - 0.2%
BHP Group, Ltd. - ADR 45,159 1,245
Insurance Australia Group, Ltd. 112,705 468
Telstra Group, Ltd. 186,042 442
Woodside Energy Group, Ltd. 44,211 797
2,952
Austria - 0.4%
ams AG(Æ) 603,001 724
Erste Group Bank AG 93,272 4,345
Mondi PLC 167,518 3,183
8,252
Belgium - 0.2%
Ageas SA 63,178 2,901
Proximus SADP 144,251 1,060
3,961
Brazil - 0.6%
Atacadao SA(Æ) 694,272 1,493
Banco Bradesco SA - ADR 1,341,770 3,623
Caixa Seguridade Participacoes S/A 172,046 519
Cia de Saneamento Basico do Estado de
Sao Paulo(Æ) 159,380 2,481
MercadoLibre, Inc.(Æ) 173 252
Telefonica Brasil SA(Æ) 295,392 2,693
Ultrapar Participacoes SA 168,228 838
11,899
Burkina Faso - 0.1%
Endeavour Mining PLC 46,789 978
Canada - 2.2%
Agnico Eagle Mines, Ltd. 24,176 1,531
Air Canada Class B(Æ) 19,118 282
ARC Resources, Ltd. 94,279 1,707
Barrick Gold Corp. 257,439 4,279
Canadian National Railway Co. 69,728 8,463
CCL Industries, Inc. Class B 7,854 401
Great-West Lifeco, Inc. 12,875 381
Imperial Oil, Ltd. 7,634 525
Intact Financial Corp. 7,480 1,229
Manulife Financial Corp. 88,834 2,072
Royal Bank of Canada - GDR 27,668 2,677
Shopify, Inc. Class A(Æ) 47,864 3,360
Sun Life Financial, Inc. 28,672 1,464
Suncor Energy, Inc. 274,501 10,474
Toronto-Dominion Bank (The) 13,712 814
Tourmaline Oil Corp. 11,437 559
40,218
China - 0.8%
Alibaba Group Holding, Ltd. 187,300 1,758
Alibaba Group Holding, Ltd. - ADR 79,666 5,963
Baidu, Inc. Class A(Æ) 143,150 1,863
Baidu, Inc. - ADR(Æ) 12,848 1,328
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Dongfeng Motor Group Co., Ltd. Class
H 1,488,000 540
Tencent Holdings, Ltd. 64,500 2,836
14,288
Denmark - 0.6%
Novo Nordisk A/S Class B 88,805 11,413
Finland - 0.2%
Elisa OYJ 6,423 290
Nokia OYJ 662,016 2,409
Sampo OYJ Class A 20,767 840
UPM-Kymmene OYJ 24,549 859
4,398
France - 4.9%
Accor SA 79,269 3,466
Airbus Group SE 52,866 8,688
AXA SA(Ñ) 166,590 5,736
BNP Paribas SA 228,319 16,328
Carrefour SA 196,416 3,309
Cie de Saint-Gobain SA 59,263 4,673
Engie SA(Ñ) 325,345 5,650
EssilorLuxottica SA 5,432 1,162
L'Oreal SA 6,888 3,218
LVMH Moet Hennessy Louis Vuitton
SE - ADR 11,386 9,165
Orange SA - ADR 300,598 3,343
Pernod Ricard SA 26,273 3,967
Publicis Groupe SA - ADR 24,495 2,707
Renault SA 60,902 3,004
Societe Generale SA 165,113 4,438
TotalEnergies SE 116,850 8,487
Valeo SE 149,825 1,900
89,241
Germany - 2.9%
BASF SE 73,753 3,869
Bayerische Motoren Werke
Aktiengesellschaft 68,785 7,503
Ceconomy AG(Æ) 178,123 410
Continental AG 32,601 2,116
Daimler Truck Holding AG 240,938 10,873
Evonik Industries AG 140,508 2,930
Fresenius SE & Co. KGaA 113,590 3,389
Hannover Rueck SE 2,723 675
Heidelberg Materials AG 55,457 5,598
Infineon Technologies AG - ADR 74,726 2,608
Mercedes-Benz Group AG 89,552 6,766
Muenchener Rueckversicherungs-
Gesellschaft AG 6,678 2,935
Siemens AG 21,094 3,957
53,629
Hong Kong - 1.3%
AIA Group, Ltd. 1,344,148 9,857
CK Asset Holdings, Ltd. 566,000 2,416
Power Assets Holdings, Ltd. 65,500 376

See accompanying notes which are an integral part of the financial statements.
164 Global Equity Fund
Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Prudential PLC 359,038 3,124
Techtronic Industries Co., Ltd. 464,967 6,464
WH Group, Ltd.(Þ) 3,024,291 2,195
24,432
India - 0.6%
HDFC Bank, Ltd. - ADR 202,868 11,685
Ireland - 0.5%
AIB Group PLC 516,553 2,668
Bank of Ireland Group PLC 249,843 2,663
Flutter Entertainment PLC(Æ) 20,542 3,793
9,124
Italy - 1.2%
BPER Banca 749,591 3,901
Eni SpA - ADR 365,643 5,870
FinecoBank Banca Fineco SpA 23,779 364
Ryanair Holdings PLC - ADR 25,041 3,411
UniCredit SpA 239,207 8,800
22,346
Japan - 7.0%
Alfresa Holdings Corp. 67,000 990
Alps Alpine Co., Ltd. 100,000 899
Amada Co., Ltd. 118,300 1,290
Bridgestone Corp. 21,000 927
Brother Industries, Ltd. 56,300 996
Canon, Inc. 82,200 2,224
Dai-ichi Life Holdings, Inc. 150,500 3,469
DeNA Co., Ltd. 76,200 768
Denso Corp. 71,000 1,207
Dentsu, Inc. 85,700 2,322
Eisai Co., Ltd. 16,100 663
Hakuhodo DY Holdings, Inc. 161,100 1,499
Hino Motors, Ltd.(Æ) 208,100 605
Hirose Electric Co., Ltd. 8,600 911
Honda Motor Co., Ltd. 95,031 1,081
Isuzu Motors, Ltd. 194,700 2,468
Japan Airlines Co., Ltd. 93,600 1,660
Japan Post Insurance Co., Ltd. Class A 83,000 1,551
JGC Holdings Corp. 110,800 1,066
Kao Corp. 21,200 875
KDDI Corp. 66,900 1,861
Keyence Corp. 21,800 9,657
Kirin Holdings Co., Ltd. 192,700 2,808
Komatsu, Ltd. 3,900 117
Kubota Corp. 262,600 4,218
Kyocera Corp. 119,400 1,453
Makita Corp. 82,232 2,372
Mitsubishi Electric Corp. 73,900 1,291
Mitsubishi Estate Co., Ltd. 136,100 2,499
Mitsubishi Gas Chemical Co., Inc. 120,000 2,116
Mitsubishi UFJ Financial Group, Inc. 62,000 617
MS&AD Insurance Group Holdings,
Inc. 314,400 5,638
Nikon Corp. 103,700 1,073
Nippon Television Holdings, Inc. 100,200 1,458
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Nissan Motor Co., Ltd. 760,000 2,757
Nitto Denko Corp. 6,800 561
Ono Pharmaceutical Co., Ltd. 122,488 1,766
Persol Holdings Co., Ltd. 1,126,700 1,560
Resona Holdings, Inc. 473,100 2,993
Rinnai Corp. 73,000 1,580
Sega Sammy Holdings, Inc. 138,100 1,825
Shin-Etsu Chemical Co., Ltd. 242,600 9,459
SMC Corp. 4,700 2,472
Sompo Japan Nipponkoa Holdings, Inc. 43,300 852
Sony Group Corp. 29,700 2,453
Stanley Electric Co., Ltd. 92,829 1,639
Subaru Corp. 146,985 3,274
Sumitomo Electric Industries, Ltd. 208,100 3,208
Sumitomo Heavy Industries, Ltd. 50,900 1,415
Sumitomo Mitsui Financial Group, Inc. 75,800 4,303
Sumitomo Mitsui Trust Holdings, Inc. 191,000 4,015
Sumitomo Rubber Industries, Ltd. 119,900 1,449
T&D Holdings, Inc. 285,900 4,651
Taiheiyo Cement Corp. 54,300 1,242
Takeda Pharmaceutical Co., Ltd. 92,000 2,424
THK Co., Ltd. 87,400 1,918
Tokio Marine Holdings, Inc. 88,100 2,766
Tsuruha Holdings, Inc. 20,000 1,259
Yamato Holdings Co., Ltd. 168,600 2,226
128,716
Luxembourg - 0.4%
Eurofins Scientific SE 92,288 5,663
RTL Group SA 30,244 933
6,596
Malaysia - 0.1%
CIMB Group Holdings BHD 1,235,299 1,706
Mexico - 0.1%
Fresnillo PLC 193,044 1,341
Netherlands - 3.1%
ABN AMRO Bank NV(Ñ)(Þ) 227,228 3,642
Argenx SE(Æ) 3,722 1,394
ASML Holding NV 4,215 3,674
Ferrari NV 6,581 2,714
Heineken NV 65,747 6,401
ING Groep NV 980,099 15,435
Koninklijke Philips NV 190,761 5,092
NN Group NV 84,792 3,909
Universal Music Group NV 450,617 13,237
VEON, Ltd. - ADR(Æ) 23,615 579
56,077
New Zealand - 0.0%
Spark New Zealand, Ltd. 99,136 279
Norway - 0.0%
Norsk Hydro ASA 68,091 419

See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 165
Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Russia - 0.0%
Gazprom PJSC(Æ)(Š) 280,696 —
Gazprom PJSC - ADR(Æ)(Š) 38,324 —
Lukoil PJSC(Š) 3,764 —
Lukoil PJSC - ADR(Æ)(Š) 5,353 —
Mobile TeleSystems PJSC - ADR(Š) 105,880 —
Sberbank of Russia PJSC(Š) 303,624 —
—
Singapore - 0.4%
DBS Group Holdings, Ltd. 113,124 2,893
Oversea-Chinese Banking Corp., Ltd. 87,700 913
Singapore Telecommunications, Ltd. 234,800 407
United Overseas Bank, Ltd. 177,101 3,926
8,139
South Africa - 0.3%
Anglo American PLC 77,256 2,521
MTN Group, Ltd. 240,983 1,150
Old Mutual, Ltd.(Ñ) 2,167,556 1,269
4,940
South Korea - 2.0%
Coway Co., Ltd. 33,122 1,324
Hankook Tire & Technology Co., Ltd. 30,430 1,297
Hyundai Mobis Co., Ltd. 18,181 2,986
KB Financial Group, Inc. 82,364 4,463
KT Corp. - ADR(Ñ) 227,367 2,874
Samsung Electronics Co., Ltd. 314,567 17,411
Shinhan Financial Group Co., Ltd. 181,239 6,066
36,421
Spain - 0.5%
Cellnex Telecom SA(Þ) 52,779 1,740
Industria de Diseno Textil SA 144,712 6,573
8,313
Sweden - 0.5%
Assa Abloy AB Class B 61,117 1,628
Atlas Copco AB Class B 57,216 864
Boliden AB 12,353 409
SKF AB Class B 217,086 4,500
Telefonaktiebolaget LM Ericsson Class
B 524,944 2,677
10,078
Switzerland - 1.6%
Adecco Group AG 77,502 2,707
Kuehne & Nagel International AG 1,864 494
Novartis AG 145,883 14,091
SGS SA 7,175 632
Sonova Holding AG 3,030 840
Swatch Group AG (The) Class B 13,307 2,789
Swisscom AG 1,229 673
UBS Group AG 166,294 4,351
Zurich Insurance Group AG 4,378 2,107
28,684
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Taiwan - 2.5%
Catcher Technology Co., Ltd. 300,364 2,009
Taiwan Semiconductor Manufacturing
Co., Ltd. 169,000 4,072
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 296,157 40,674
46,755
Thailand - 0.4%
Kasikornbank PCL 1,455,500 5,115
SCB X PCL 509,000 1,458
6,573
United Kingdom - 4.0%
AstraZeneca PLC 25,406 3,825
AstraZeneca PLC - ADR 74,579 5,659
Babcock International Group PLC 223,810 1,417
BAE Systems PLC 76,298 1,269
British American Tobacco PLC 238,850 7,000
British Land Co. PLC (The)(ö) 242,584 1,173
BT Group PLC 1,921,055 2,462
Burberry Group PLC 161,728 2,319
CK Hutchison Holdings, Ltd. Class B 473,000 2,299
Compass Group PLC 193,819 5,386
easyJet PLC 410,892 2,736
HSBC Holdings PLC 432,841 3,747
J Sainsbury PLC 393,681 1,292
Kingfisher PLC 758,829 2,336
Land Securities Group PLC(ö) 169,975 1,371
Lloyds Banking Group PLC 3,287,941 2,122
NatWest Group PLC 1,012,675 3,814
Reckitt Benckiser Group PLC 27,282 1,522
Schroders PLC 40,311 176
St. James's Place PLC 20,458 110
Standard Chartered PLC 565,468 4,868
Tate & Lyle PLC 189,066 1,557
Unilever PLC 205,039 10,599
Wausau Paper Corp. 411,475 4,137
73,196
United States - 53.2%
Abbott Laboratories 7,304 774
AbbVie, Inc. 6,001 976
Accenture PLC Class A 24,433 7,352
Adobe, Inc.(Æ) 24,994 11,568
Advanced Micro Devices, Inc.(Æ) 42,551 6,739
Aflac, Inc. 33,646 2,814
Agilent Technologies, Inc. 2,032 278
Air Products & Chemicals, Inc. 10,051 2,375
Airbnb, Inc. Class A(Æ) 67,384 10,685
Akamai Technologies, Inc.(Æ) 2,723 275
Albemarle Corp. 1,164 140
Align Technology, Inc.(Æ) 655 185
Allegion PLC 54,496 6,625
Allstate Corp. (The) 12,785 2,174
Alphabet, Inc. Class A 41,813 6,806
Alphabet, Inc. Class C 283,007 46,594
Amazon.com, Inc.(Æ) 207,234 36,266

See accompanying notes which are an integral part of the financial statements.
166 Global Equity Fund
Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
American Express Co. 22,107 5,174
American Financial Group, Inc. 4,834 618
Amgen, Inc. 1,298 356
Amphenol Corp. Class A 2,840 343
Analog Devices, Inc. 14,115 2,832
Ansys, Inc.(Æ) 18,684 6,070
AO Smith Corp. 8,618 714
Apollo Global Management, Inc. 17,376 1,883
Apple, Inc. 137,819 23,475
Applied Materials, Inc. 52,739 10,477
Arch Capital Group, Ltd.(Æ) 3,295 308
Archer-Daniels-Midland Co. 3,456 203
Arista Networks, Inc.(Æ) 2,633 676
ARM Holdings PLC - ADR(Æ) 5,294 536
Assurant, Inc. 2,437 425
AT&T, Inc. 15,093 255
Atmos Energy Corp. 6,654 784
Autodesk, Inc.(Æ) 1,942 413
Automatic Data Processing, Inc. 10,445 2,527
Avery Dennison Corp. 1,537 334
Baker Hughes Co. 271,323 8,851
Bank of America Corp. 29,293 1,084
Becton Dickinson & Co. 13,148 3,085
Berkshire Hathaway, Inc. Class B(Æ) 3,494 1,386
Best Buy Co., Inc. 2,658 196
Biogen, Inc.(Æ) 856 184
Bio-Techne Corp. 2,523 159
BlackRock, Inc. Class A 3,388 2,557
Blackstone, Inc. Class A 24,886 2,902
Booking Holdings, Inc. 1,439 4,967
Boston Scientific Corp.(Æ) 5,489 394
BP PLC 1,051,108 6,799
Bristol-Myers Squibb Co. 20,206 888
Broadcom, Inc. 3,263 4,243
Brown & Brown, Inc. 3,238 264
Builders FirstSource, Inc.(Æ) 1,850 338
Burlington Stores, Inc.(Æ) 1,381 248
Cadence Design Systems, Inc.(Æ) 1,322 364
Capital One Financial Corp. 2,230 320
Cardinal Health, Inc. 12,032 1,240
Caterpillar, Inc. 874 292
Celsius Holdings, Inc.(Æ) 35,634 2,540
CF Industries Holdings, Inc. 2,569 203
CH Robinson Worldwide, Inc. 7,051 501
Charles Schwab Corp. (The) 140,968 10,425
Chesapeake Energy Corp.(Ñ) 2,384 214
Chevron Corp. 33,212 5,356
Chipotle Mexican Grill, Inc. Class
A(Æ) 1,536 4,853
Chubb, Ltd. 3,386 842
Church & Dwight Co., Inc. 3,161 341
Cigna Group (The) 36,171 12,914
Cincinnati Financial Corp. 8,633 999
Cintas Corp. 642 423
Cisco Systems, Inc. 104,926 4,929
Citigroup, Inc. 58,190 3,569
Cleveland-Cliffs, Inc.(Æ) 16,411 277
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Clorox Co. (The) 1,219 180
CME Group, Inc. Class A 62,578 13,119
Coca-Cola Co. (The) 65,163 4,025
Cognizant Technology Solutions Corp.
Class A 46,192 3,034
Colgate-Palmolive Co. 43,025 3,955
Comcast Corp. Class A 26,199 998
ConocoPhillips 8,581 1,078
Cooper Cos, Inc. (The)(Æ) 79,039 7,039
Copart, Inc.(Æ) 7,942 431
Costco Wholesale Corp. 1,937 1,400
Coterra Energy, Inc. 45,726 1,251
Crowdstrike Holdings, Inc. Class A(Æ) 1,542 451
Cummins, Inc. 9,158 2,587
CVS Health Corp. 5,295 359
Danaher Corp. 41,755 10,298
Deckers Outdoor Corp.(Æ) 408 334
Delta Air Lines, Inc. 111,725 5,594
Devon Energy Corp. 5,130 263
Diamondback Energy, Inc. 1,715 345
Dick's Sporting Goods, Inc. 1,549 311
Discover Financial Services 1,823 231
Dollar Tree, Inc.(Æ) 3,239 383
Dover Corp. 2,366 424
Dow, Inc. 3,384 193
DR Horton, Inc. 6,064 864
DuPont de Nemours, Inc. 3,017 219
eBay, Inc. 6,771 349
Ecolab, Inc. 1,570 355
Edwards Lifesciences Corp.(Æ) 2,972 252
Electronic Arts, Inc. 2,127 270
Elevance Health, Inc. 19,512 10,314
Eli Lilly & Co. 12,873 10,055
Emerson Electric Co. 3,559 384
EOG Resources, Inc. 27,688 3,658
EPAM Systems, Inc.(Æ) 960 226
Equifax, Inc. 49,400 10,877
Equinix, Inc.(ö) 3,420 2,432
Equity LifeStyle Properties, Inc. Class
A(ö) 8,146 491
Erie Indemnity Co. Class A 1,170 448
Estee Lauder Cos., Inc. (The) Class A 3,588 526
Everest Re Group, Ltd. 583 214
Exact Sciences Corp.(Æ) 41,747 2,478
Expeditors International of Washington,
Inc. 2,045 228
Exxon Mobil Corp. 61,402 7,262
F5, Inc.(Æ) 1,377 228
FactSet Research Systems, Inc. 533 222
Fastenal Co. 4,847 329
FedEx Corp. 3,449 903
Ferguson PLC 2,849 598
Ford Motor Co. 22,012 267
Fortune Brands Innovations, Inc. 3,126 228
Fox Corp. Class A 6,225 193
Garmin, Ltd. 2,134 308
General Dynamics Corp. 43,243 12,415

See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 167
Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
General Mills, Inc. 28,408 2,002
General Motors Co. 7,538 336
Genuine Parts Co. 7,315 1,150
Gilead Sciences, Inc. 49,175 3,206
Goldman Sachs Group, Inc. (The) 8,523 3,637
Graco, Inc. 2,431 195
GSK Finance No. 3 PLC 350,115 7,257
Haleon PLC 2,650,427 11,197
Halliburton Co. 96,899 3,631
Hartford Financial Services Group, Inc. 16,850 1,633
HCA Healthcare, Inc. 48,167 14,923
Henry Schein, Inc.(Æ) 3,270 227
Hershey Co. (The) 8,122 1,575
Hess Corp. 1,671 263
Hewlett Packard Enterprise Co. 16,503 281
HF Sinclair Corp. 4,219 229
Holcim AG(Æ) 35,625 2,986
Hologic, Inc.(Æ) 3,159 239
Home Depot, Inc. (The) 8,306 2,776
Honeywell International, Inc. 16,731 3,225
Hormel Foods Corp. 13,568 482
Hubbell, Inc. Class B 755 280
HubSpot, Inc.(Æ) 5,725 3,463
Humana, Inc. 6,010 1,816
IDEXX Laboratories, Inc.(Æ) 602 297
Illinois Tool Works, Inc. 8,444 2,061
Incyte Corp.(Æ) 4,308 224
Intel Corp. 10,431 318
International Business Machines Corp. 2,189 364
Intuit, Inc. 1,179 738
Intuitive Surgical, Inc.(Æ) 10,812 4,007
Jack Henry & Associates, Inc. 1,280 208
JB Hunt Transport Services, Inc. 1,345 219
Johnson & Johnson 35,361 5,113
JPMorgan Chase & Co. 41,668 7,989
Juniper Networks, Inc. 52,295 1,821
Kellanova 16,990 983
Keurig Dr Pepper, Inc. 39,138 1,319
Keysight Technologies, Inc.(Æ) 1,732 256
Kimberly-Clark Corp. 3,689 504
Knight-Swift Transportation Holdings,
Inc. 4,632 214
Kroger Co. (The) 114,218 6,325
Laboratory Corp. of America Holdings 799 161
Lam Research Corp. 777 695
Las Vegas Sands Corp. 63,773 2,829
Lennar Corp. Class A 1,912 290
Linde PLC 34,952 15,412
LKQ Corp. 4,071 176
LPL Financial Holdings, Inc. 988 266
Lululemon Athletica, Inc.(Æ) 9,061 3,267
M&T Bank Corp. 1,700 245
Marathon Oil Corp. 8,162 219
Marathon Petroleum Corp. 4,239 770
Markel Group, Inc.(Æ) 150 219
MarketAxess Holdings, Inc. 1,068 214
Marsh & McLennan Cos., Inc. 35,163 7,013
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Marvell Technology, Inc. 38,581 2,543
MasterCard, Inc. Class A 44,371 20,020
Match Group, Inc.(Æ) 9,152 282
McCormick & Co., Inc. 10,667 811
McDonald's Corp. 39,443 10,769
Medtronic PLC 101,411 8,137
Merck & Co., Inc. 20,912 2,702
Meta Platforms, Inc. Class A 106,533 45,827
Microchip Technology, Inc. 38,691 3,559
Microsoft Corp. 166,554 64,844
Mid-America Apartment Communities,
Inc.(ö) 5,370 698
Molina Healthcare, Inc.(Æ) 683 234
Mondelez International, Inc. Class A 31,549 2,270
MongoDB, Inc.(Æ) 7,671 2,801
Monolithic Power Systems, Inc. 383 256
Monster Beverage Corp.(Æ) 5,547 296
Nasdaq, Inc. 13,893 831
Nestle SA 173,238 17,377
NetApp, Inc. 23,488 2,401
Netflix, Inc. Class B(Æ) 20,905 11,511
Nike, Inc. Class B 3,638 336
Nordson Corp. 859 222
Northrop Grumman Corp. 19,082 9,255
Nucor Corp. 4,755 801
NVIDIA Corp. 36,282 31,348
NVR, Inc.(Æ) 50 372
Occidental Petroleum Corp. 4,173 276
Old Dominion Freight Line, Inc. 1,782 324
ON Semiconductor Corp.(Æ) 3,303 232
Ovintiv, Inc. 5,525 284
Owens Corning 1,910 321
PACCAR Financial Corp. 3,720 395
Packaging Corp. of America 5,300 917
Palantir Technologies, Inc. Class A(Æ) 14,724 323
Palo Alto Networks, Inc.(Æ) 1,008 293
Parker-Hannifin Corp. 4,521 2,464
Paychex, Inc. 2,412 287
Paycom Software, Inc. 654 123
PepsiCo, Inc. 43,043 7,572
Pfizer, Inc. 15,970 409
Phillips 66 2,320 332
PNC Financial Services Group, Inc.
(The) 1,936 297
Pool Corp. 532 193
Principal Financial Group, Inc. 13,941 1,103
Procter & Gamble Co. (The) 65,758 10,732
Progressive Corp. (The) 3,785 788
Prologis, LP(ö) 7,848 801
PTC, Inc.(Æ) 1,880 334
PulteGroup, Inc. 3,451 384
QUALCOMM, Inc. 15,790 2,619
Quest Diagnostics, Inc. 1,464 202
Raytheon Technologies Corp. 50,372 5,114
Regeneron Pharmaceuticals, Inc.(Æ) 826 736
Regions Financial Corp. 11,553 223
Reliance Steel & Aluminum Co. 817 233

See accompanying notes which are an integral part of the financial statements.
168 Global Equity Fund
Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
ResMed, Inc. 1,572 336
Revvity, Inc. 1,755 180
Robert Half, Inc. 7,140 494
Roche Holding AG 46,284 11,073
Rockwell Automation, Inc. 4,292 1,163
Roper Technologies, Inc. 560 286
Ross Stores, Inc. 2,218 287
RPM International, Inc. 2,868 307
S&P Global, Inc. 33,040 13,739
Salesforce, Inc. 3,584 964
Sanofi SA - ADR 30,144 2,972
Schlumberger NV 93,305 4,430
Schneider Electric SE 18,174 4,139
Seagate Technology Holdings PLC 52,644 4,523
ServiceNow, Inc.(Æ) 6,580 4,562
Shell PLC 337,026 12,010
Sherwin-Williams Co. (The) 1,088 326
Skyworks Solutions, Inc. 18,708 1,994
Snap-on, Inc. 2,704 725
Snowflake, Inc. Class A(Æ) 17,382 2,698
Spotify Technology SA(Æ) 13,853 3,885
Steel Dynamics, Inc. 2,256 294
Synopsys, Inc.(Æ) 664 352
Sysco Corp. 2,853 212
T Rowe Price Group, Inc. 2,252 247
Target Corp. 5,372 865
TE Connectivity, Ltd. 4,871 689
Tenaris SA 21,719 363
Teradyne, Inc. 1,877 218
Tesla, Inc.(Æ) 9,823 1,800
Texas Instruments, Inc. 2,559 451
Texas Pacific Land Corp. 462 266
TJX Cos., Inc. (The) 44,976 4,232
T-Mobile USA, Inc. 20,887 3,429
Toro Co. (The) 2,149 188
Tractor Supply Co. 810 221
Trade Desk, Inc. (The) Class A(Æ) 3,274 271
Travelers Cos., Inc. (The) 12,853 2,727
Trimble Navigation, Ltd.(Æ) 5,623 338
Uber Technologies, Inc.(Æ) 196,159 12,999
Ulta Beauty, Inc.(Æ) 684 277
Union Pacific Corp. 9,743 2,311
United Parcel Service, Inc. Class B 4,503 664
United Rentals, Inc. 1,403 937
United Therapeutics Corp.(Æ) 909 213
UnitedHealth Group, Inc. 21,654 10,474
US Bancorp 4,136 168
Valero Energy Corp. 5,108 817
Veeva Systems, Inc. Class A(Æ) 1,187 236
Verizon Communications, Inc. 9,662 382
Vertex Pharmaceuticals, Inc.(Æ) 1,945 764
Visa, Inc. Class A 6,962 1,870
Walgreens Boots Alliance, Inc. 5,522 98
Walmart, Inc. 19,692 1,169
Waste Management, Inc. 17,753 3,693
Watsco, Inc. 570 255
Wells Fargo & Co. 95,419 5,660
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Welltower, Inc.(ö) 34,047 3,244
West Pharmaceutical Services, Inc. 13,804 4,935
Workday, Inc. Class A(Æ) 1,060 259
WR Berkley Corp. 13,421 1,033
WW Grainger, Inc. 295 272
Zoetis, Inc. Class A 69,011 10,989
Zoom Video Communications, Inc.
Class A(Æ) 4,411 269
978,855
Total Common Stocks
(cost $1,300,822) 1,705,904
Preferred Stocks - 0.9%
Brazil - 0.1%
Raizen Energia SA
6.392% (Ÿ) 2,306,637 1,359
Germany - 0.4%
Henkel AG & Co. KGaA
2.192% (Ÿ) 40,428 3,211
Volkswagen AG
7.276% (Ÿ) 35,661 4,380
7,591
South Korea - 0.4%
Samsung Electronics Co., Ltd.
2.233% (Ÿ) 151,969 7,122
Total Preferred Stocks
(cost $15,178) 16,072
Short-Term Investments - 4.0%
United States - 4.0%
U.S. Cash Management Fund(@) 73,332,479 (∞) 73,296
Total Short-Term Investments
(cost $73,300) 73,296
Other Securities - 1.1%
U.S. Cash Collateral Fund(@)(×) 21,171,455 (∞) 21,171
Total Other Securities
(cost $21,171) 21,171
Total Investments - 98.8%
(identified cost $1,410,471) 1,816,443
Other Assets and Liabilities,
Net - 1.2%
22,008
Net Assets - 100.0%
1,838,451

See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 169
Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
0.4%
ABN AMRO Bank NV 03/26/20 EUR 227,228 10.41 2,366
3,642
Cellnex Telecom SA 06/17/22 EUR 52,779 35.06 1,850
1,740
WH Group, Ltd. 04/08/22 HKD 3,024,291 0.59 1,770 2,195
7,577
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Russell 2000 E-Mini Index Futures 635 USD 63,043 06/24
(3,187)
S&P 500 E-Mini Index Futures 1,000 USD 253,350 06/24
(6,599)
S&P/TSX 60 Index Futures 56 CAD 14,622 06/24
(113)
SPI 200 Index Futures 200 AUD 38,425 06/24 (154)
Short Positions
CAC40 Euro Index Futures 409 EUR 32,538 05/24
(280)
DAX Index Futures 52 EUR 23,524 06/24
65
EURO STOXX 50 Index Futures 324 EUR 15,866 06/24
89
FTSE 100 Index Futures 479 GBP 39,079 06/24
(2,379)
FTSE/MIB Index Futures 46 EUR 7,707 06/24
(110)
Hang Seng Index Futures 78 HKD 69,104 05/24
(275)
IBEX 35 Index Futures 69 EUR 7,486 05/24
(216)
MSCI Emerging Markets Index Futures 1,348 USD 70,231 06/24
654
MSCI Singapore Index Futures 272 SGD 8,244 05/24
(24)
OMXS30 Index Futures 264 SEK 67,294 05/24
(142)
TOPIX Index Futures 84 JPY 2,307,480 06/24 (181)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (12,852)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 5,195 AUD 7,828 06/20/24 (117)
Bank of America USD 338 JPY 53,057 05/01/24 (2)
Bank of America USD 338 JPY 52,833 05/01/24 (3)
Bank of America USD 6,754 JPY 983,645 06/20/24 (470)
Bank of America CHF 11,011 USD 12,688 06/20/24 644
Bank of America EUR 21,699 USD 23,834 06/20/24 631
Bank of America GBP 7,813 USD 10,000 06/20/24 235
Bank of New York USD 5,194 AUD 7,828 06/20/24 (115)
Bank of New York USD 6,754 JPY 983,645 06/20/24 (471)
Bank of New York CHF 11,011 USD 12,679 06/20/24 634
Bank of New York EUR 21,699 USD 23,828 06/20/24 625

See accompanying notes which are an integral part of the financial statements.
170 Global Equity Fund
Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of New York GBP 7,813 USD 10,003 06/20/24 238
Citigroup USD 5,193 AUD 7,828 06/20/24 (115)
Citigroup USD 6,751 JPY 983,645 06/20/24 (468)
Citigroup CHF 11,011 USD 12,679 06/20/24 636
Citigroup EUR 21,699 USD 23,826 06/20/24 622
Citigroup GBP 7,813 USD 10,000 06/20/24 235
Morgan Stanley CAD 12,600 USD 9,216 06/20/24 56
Royal Bank of Canada USD 5,193 AUD 7,828 06/20/24 (115)
Royal Bank of Canada USD 6,752 JPY 983,645 06/20/24 (468)
Royal Bank of Canada CHF 11,011 USD 12,678 06/20/24 634
Royal Bank of Canada EUR 21,699 USD 23,832 06/20/24 629
Royal Bank of Canada GBP 7,813 USD 10,005 06/20/24 240
Standard Chartered USD 5,191 AUD 7,828 06/20/24 (113)
Standard Chartered CHF 11,011 USD 12,674 06/20/24 631
Standard Chartered EUR 21,699 USD 23,815 06/20/24 612
Standard Chartered GBP 7,813 USD 10,001 06/20/24 236
State Street USD 6,680 DKK 45,281 06/20/24 (185)
State Street USD 4,314 NOK 45,071 06/20/24 (251)
State Street USD 179 NZD 290 06/20/24 (8)
State Street USD 2,680 SEK 27,282 06/20/24 (199)
State Street CAD 3,345 USD 2,487 06/20/24 56
State Street HKD 2,830 USD 363 06/20/24 —
State Street SGD 120 USD 90 06/20/24 2
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 4,496
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Australia $ — $ 2,952 $ —
$ —
$ 2,952 0 .2
Austria — 8,252 —
—
8,252 0 .4
Belgium — 3,961 —
—
3,961 0 .2
Brazil 11,899 — —
—
11,899 0 .6
Burkina Faso 978 — —
—
978 0 .1
Canada 40,218 — —
—
40,218 2 .2
China 7,291 6,997 —
—
14,288 0 .8
Denmark — 11,413 —
—
11,413 0 .6
Finland — 4,398 —
—
4,398 0 .2
France — 89,241 —
—
89,241 4 .9
Germany — 53,629 —
—
53,629 2 .9

See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 171
Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Hong Kong — 24,432 —
—
24,432 1 .3
India 11,685 — —
—
11,685 0 .6
Ireland — 9,124 —
—
9,124 0 .5
Italy 3,411 18,935 —
—
22,346 1 .2
Japan — 128,716 —
—
128,716 7 .0
Luxembourg — 6,596 —
—
6,596 0 .4
Malaysia — 1,706 —
—
1,706 0 .1
Mexico — 1,341 —
—
1,341 0 .1
Netherlands 579 55,498 —
—
56,077 3 .1
New Zealand — 279 —
—
279 —
*
Norway — 419 —
—
419 —
*
Russia — — —
—
— —
Singapore — 8,139 —
—
8,139 0 .4
South Africa — 4,940 —
—
4,940 0 .3
South Korea 2,874 33,547 —
—
36,421 2 .0
Spain — 8,313 —
—
8,313 0 .5
Sweden — 10,078 —
—
10,078 0 .5
Switzerland — 28,684 —
—
28,684 1 .6
Taiwan 40,674 6,081 —
—
46,755 2 .5
Thailand — 6,573 —
—
6,573 0 .4
United Kingdom 5,659 67,537 —
—
73,196 4 .0
United States 902,682 76,173 —
—
978,855 53 .2
Preferred Stocks 1,359 14,713 — — 16,072 0 .9
Short-Term Investments — — — 73,296 73,296 4 .0
Other Securities — — — 21,171 21,171 1 .1
Total Investments 1,029,309 692,667 — 94,467 1,816,443 98 .8
Other Assets and Liabilities, Net
1 .2
100 .0
Other Financial Instruments
Assets
Futures Contracts 808 — — — 808 —
*
Foreign Currency Exchange Contracts — 7,596 — — 7,596 0 .4
A
Liabilities
Futures Contracts (13,660) — — — (13,660) (0 .7)
Foreign Currency Exchange Contracts (5) (3,095) — — (3,100) (0 .2)
Total Other Financial Instruments
**
$ (12,857) $ 4,501 $ — $ — $ (8,356)
*
Less than .05% of net assets.
**
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.

See accompanying notes which are an integral part of the financial statements.
172 Global Equity Fund
Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2024, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of April 30, 2024, if any, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ....................................................................
211,486
Consumer Staples ...............................................................................
108,163
Energy ................................................................................................
89,629
Financial Services ..............................................................................
320,933
Health Care ........................................................................................
212,302
Materials and Processing ...................................................................
82,478
Producer Durables ..............................................................................
188,157
Technology .........................................................................................
464,196
Utilities ...............................................................................................
28,560
Preferred Stocks
Consumer Discretionary ....................................................................
4,380
Consumer Staples ...............................................................................
3,211
Technology .........................................................................................
7,122
Utilities ...............................................................................................
1,359
Short-Term Investments .............................................................
73,296
Other Securities ...........................................................................
21,171
Total Investments ............................................................................... 1,816,443

See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 173
Russell Investment Company
Global Equity Fund
Fair Value of Derivative Instruments — April 30, 2024 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 7,596
Variation margin on futures contracts* 808 —
Total
$ 808 $ 7,596
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 13,660 $ —
Unrealized depreciation on foreign currency exchange contracts — 3,100
Total
$ 13,660 $ 3,10 0
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 21,431 $ —
Foreign currency exchange contracts — (1,714)
Total
$ 21,431 $ (1,714)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ (1,439) $ —
Foreign currency exchange contracts — 469
Total
$ (1,439) $ 469
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Amounts in thousands
See accompanying notes which are an integral part of the financial statements.
174 Global Equity Fund
Russell Investment Company
Global Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2024 (Unaudited)
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 17,212 $ — $ 17,212
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts 7,596 — 7,596
Total Financial and Derivative Assets
24,808 — 24,808
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 24,808 $ — $ 24,808
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 4,717 $ 587 $ 3,205 $ 925
Bank of New York
1,497 586 — 911
Citigroup
10,334 583 8,842 909
Goldman Sachs
5,165 — 5,165 —
Morgan Stanley
56 — — 56
Royal Bank of Canada
1,503 583 — 920
Standard Chartered
1,478 113 — 1,365
State Street
58 58 — —
Total
$ 24,808 $ 2,510 $ 17,212 $ 5,086

Amounts in thousands
See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 175
Russell Investment Company
Global Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued
— April 30, 2024 (Unaudited)
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 3,100 $ — $ 3,100
Total Financial and Derivative Liabilities
3,100 — 3,100
Financial and Derivative Liabilities not subject to a netting agreement
(5) — (5)
Total Financial and Derivative Liabilities subject to a netting agreement
$ 3,095 $ — $ 3,095
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of America $ 587 $ 587 $ — $ —
Bank of New York 586 586 — —
Citigroup 583 583 — —
Royal Bank of Canada 583 583 — —
Standard Chartered 113 113 — —
State Street 643 58 — 585
Total
$ 3,095 $ 2,510 $ — $ 585
*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

Russell Investment Company
Global Equity Fund
See accompanying notes which are an integral part of the financial statements.
176 Global Equity Fund
Statement of Assets and Liabilities — April 30, 2024 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 1,410,471
Investments, at fair value(*)(>) ....................................................................................................................................................
1,816,443
Foreign currency holdings(^) ....................................................................................................................................................... 5,223
Unrealized appreciation on foreign currency exchange contracts ............................................................................................... 7,596
Receivables:
Dividends and interest ...................................................................................................................................................... 4,910
Dividends from affiliated funds ....................................................................................................................................... 324
Fund shares sold ............................................................................................................................................................... 1,086
Foreign capital gains taxes recoverable ........................................................................................................................... 2,409
From broker(a) ................................................................................................................................................................. 41,034
Prepaid expenses .......................................................................................................................................................................... 15
Total assets ...............................................................................................................................................................
1,879,040
Liabilities
Payables:
Investments purchased ..................................................................................................................................................... 672
Fund shares redeemed ...................................................................................................................................................... 1,252
Accrued fees to affiliates .................................................................................................................................................. 1,313
Other accrued expenses .................................................................................................................................................... 243
Variation margin on futures contracts .............................................................................................................................. 12,838
Unrealized depreciation on foreign currency exchange contracts ............................................................................................... 3,100
Payable upon return of securities loaned ..................................................................................................................................... 21,171
Total liabilities ...........................................................................................................................................................
40,589
Net Assets ...............................................................................................................................................................
$ 1,838,451

Russell Investment Company
Global Equity Fund
See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 177
Statement of Assets and Liabilities, continued — April 30, 2024 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 412,481
Shares of beneficial interest .........................................................................................................................................................
1,894
Additional paid-in capital ............................................................................................................................................................
1,424,076
Net Assets ...............................................................................................................................................................
$ 1,838,451
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) ..........................................................................................................................................
$ 9.60
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 10.19
Class A — Net assets ........................................................................................................................................................... $ 10,656,667
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 1,110,122
Net asset value per share: Class C (#) ..........................................................................................................................................
$ 9.40
Class C — Net assets ........................................................................................................................................................... $ 2,881,388
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 306,564
Net asset value per share: Class M (#) .........................................................................................................................................
$ 9.73
Class M — Net assets .......................................................................................................................................................... $ 294,511,578
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 30,268,512
Net asset value per share: Class S (#) ..........................................................................................................................................
$ 9.73
Class S — Net assets ............................................................................................................................................................ $ 835,719,273
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 85,914,751
Net asset value per share: Class Y (#) ..........................................................................................................................................
$ 9.68
Class Y — Net assets ........................................................................................................................................................... $ 694,681,961
Class Y — Shares outstanding ($.01 par value) ................................................................................................................... 71,780,163
Amounts in thousands
(^)     Foreign currency holdings - cost $ 5,269
(*)     Securities on loan included in investments $ 17,212
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 94,467
(a)   Receivable from Broker for Futures $ 41,034
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Global Equity Fund
See accompanying notes which are an integral part of the financial statements.
178 Global Equity Fund
Statement of Operations — For the Period Ended April 30, 2024 (Unaudited)
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 19,441
Dividends from affiliated funds ....................................................................................................................................... 1,847
Interest .............................................................................................................................................................................. 661
Securities lending income (net) ....................................................................................................................................... 196
Less foreign taxes withheld ............................................................................................................................................. (1,548)
Total investment income ..............................................................................................................................................................
20,597
Expenses
Advisory fees ................................................................................................................................................................... 7,513
Administrative fees .......................................................................................................................................................... 423
Custodian fees .................................................................................................................................................................. 123
Distribution fees - Class A ............................................................................................................................................... 12
Distribution fees - Class C ............................................................................................................................................... 11
Transfer agent fees - Class A ........................................................................................................................................... 10
Transfer agent fees - Class C ........................................................................................................................................... 3
Transfer agent fees - Class M .......................................................................................................................................... 262
Transfer agent fees - Class S ............................................................................................................................................ 777
Transfer agent fees - Class Y ........................................................................................................................................... 15
Professional fees .............................................................................................................................................................. 71
Registration fees ............................................................................................................................................................... 116
Shareholder servicing fees - Class C ............................................................................................................................... 4
Trustees’ fees .................................................................................................................................................................... 48
Printing fees ..................................................................................................................................................................... 42
Miscellaneous .................................................................................................................................................................. 108
Expenses before reductions .............................................................................................................................................. 9,538
Expense reductions .......................................................................................................................................................... (1,629)
Net expenses ................................................................................................................................................................................
7,909
Net investment income (loss) .......................................................................................................................................................
12,688
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 21,202
Investments in affiliated funds ......................................................................................................................................... (8)
Futures contracts .............................................................................................................................................................. 21,431
Foreign currency exchange contracts ............................................................................................................................... (1,714)
Foreign currency-related transactions .............................................................................................................................. 162
Net realized gain (loss) ................................................................................................................................................................
41,073
Net change in unrealized appreciation (depreciation) on:
Investments  ..................................................................................................................................................................... 237,235
Investments in affiliated funds ......................................................................................................................................... (6)
Futures contracts .............................................................................................................................................................. (1,439)
Foreign currency exchange contracts ............................................................................................................................... 469
Foreign currency-related transactions .............................................................................................................................. 435
Net change in unrealized appreciation (depreciation) ................................................................................................................. 236,694
Net realized and unrealized gain (loss) ........................................................................................................................................ 277,767
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 290,455

Russell Investment Company
Global Equity Fund
See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 179
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
April 30, 2024
(Unaudited)
Fiscal Year Ended
October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 12,688 $ 23,351
Net realized gain (loss) ....................................................................................................................... 41,073 7,685
Net change in unrealized appreciation (depreciation) ........................................................................ 236,694 140,419
Net increase (decrease) in net assets from operations .............................................................................. 290,455 171,455
Distributions
To shareholders
Class A .......................................................................................................................................... (95) (126)
Class C .......................................................................................................................................... (6) (26)
Class M ......................................................................................................................................... (3,411) (3,498)
Class S .......................................................................................................................................... (9,871) (8,158)
Class Y .......................................................................................................................................... (10,064) (18,541)
Net decrease in net assets from distributions ............................................................................................ (23,447) (30,349)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... 150,191 262,635
Total Net Increase (Decrease) in Net Assets ........................................................................
417,199 403,741
Net Assets
Beginning of period .................................................................................................................................. 1,421,252 1,017,511
End of period .............................................................................................................................................
$ 1,838,451 $ 1,421,252

Russell Investment Company
Global Equity Fund
See accompanying notes which are an integral part of the financial statements.
180 Global Equity Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2024 and October 31, 2023 were as follows:
2024 (Unaudited)
2023
Shares
Dollars
Shares
Dollars
Class A
Proceeds from shares sold
148
$ 1,396
505
$ 4,084
Proceeds from reinvestment of distributions
10
95
17
126
Payments for shares redeemed
(36)
(334)
(394)
(3,073)
Net increase (decrease)
122
1,157
128
1,137
Class C
Proceeds from shares sold
22
200
23
192
Proceeds from reinvestment of distributions
1
6
4
26
Payments for shares redeemed
(35)
(316)
(131)
(1,015)
Net increase (decrease)
(12)
(110)
(104)
(797)
Class M
Proceeds from shares sold
5,190
50,702
29,646
236,948
Proceeds from reinvestment of distributions
371
3,410
458
3,497
Payments for shares redeemed
(3,154)
(29,828)
(4,574)
(38,332)
Net increase (decrease)
2,407
24,284
25,530
202,113
Class S
Proceeds from shares sold
29,539
264,096
62,056
492,172
Proceeds from reinvestment of distributions
1,069
9,837
1,064
8,121
Payments for shares redeemed
(8,476)
(79,961)
(12,537)
(103,316)
Net increase (decrease)
22,132
193,972
50,583
396,977
Class Y
Proceeds from shares sold
222
2,146
1,573
12,584
Proceeds from reinvestment of distributions
1,100
10,064
2,446
18,541
Payments for shares redeemed
(8,671)
(81,322)
(43,436)
(367,920)
Net increase (decrease)
(7,349)
(69,112)
(39,417)
(336,795)
Total increase (decrease)
17,300
$ 150,191
36,720
$ 262,635

See accompanying notes which are an integral part of the financial statements.
182 Global Equity Fund
Russell Investment Company
Global Equity Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)( Ƃ )
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
April 30, 2024* 8.16 .05 1.49 1.54 (.10) —
October 31, 2023 7.44 .09 .76 .85 (.13) —
October 31, 2022 9.69 .09 (1.71) (1.62) (.08) (.55)
October 31, 2021 8.89 .05 3.18 3.23 (.07) (2.36)
October 31, 2020 9.98 .05 .14 .19 (.41) (.87)
October 31, 2019 10.44 .13 .73 .86 (.10) (1.22)
Class C
April 30, 2024* 7.95 .02 1.45 1.47 (.02) —
October 31, 2023 7.25 .03 .73 .76 (.06) —
October 31, 2022 9.45 .03 (1.67) (1.64) (.01) (.55)
October 31, 2021 8.72 (.02) 3.11 3.09 — (2.36)
October 31, 2020 9.80 (.02) .15 .13 (.34) (.87)
October 31, 2019 10.25 .06 .72 .78 (.01) (1.22)
Class M
April 30, 2024* 8.28 .07 1.50 1.57 (.12) —
October 31, 2023 7.55 .13 .76 .89 (.16) —
October 31, 2022 9.82 .12 (1.72) (1.60) (.12) (.55)
October 31, 2021 8.99 .08 3.21 3.29 (.10) (2.36)
October 31, 2020 10.03 .09 .14 .23 (.40) (.87)
October 31, 2019 10.50 .16 .73 .89 (.14) (1.22)
Class S
April 30, 2024* 8.28 .06 1.51 1.57 (.12) —
October 31, 2023 7.56 .12 .76 .88 (.16) —
October 31, 2022 9.83 .12 (1.73) (1.61) (.11) (.55)
October 31, 2021 8.99 .07 3.22 3.29 (.09) (2.36)
October 31, 2020 10.05 .07 .15 .22 (.41) (.87)
October 31, 2019 10.51 .16 .73 .89 (.13) (1.22)
Class Y
April 30, 2024* 8.24 .07 1.50 1.57 (.13) —
October 31, 2023 7.51 .13 .76 .89 (.16) —
October 31, 2022 9.77 .13 (1.71) (1.58) (.13) (.55)
October 31, 2021 8.96 .10 3.18 3.28 (.11) (2.36)
October 31, 2020 10.06 .09 .15 .24 (.47) (.87)
October 31, 2019 10.52 .17 .74 .91 (.15) (1.22)

See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 183
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(ǿ)(±)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(ɯ)
%
Ratio of Expenses
to Average
Net Assets,
Net
(Ƃ)(ɯ)
%
Ratio of Net
Investment Income
to Average
Net Assets
( Ƃ)(ɯ)
%
Portfolio
Turnover Rate
(ǿ)
(.10) 9.60 18.88 10,657 1.41 1.24 1.13 17
(.13) 8.16 11.52 8,061 1.49 1.24 1.14 43
(.63) 7.44 (17.81) 6,399 1.50 1.24 1.13 41
(2.43) 9.69 41.83 9,215 1.50 1.27 .57 49
(1.28) 8.89 1.44 7,422 1.55 1.36 .56 77
(1.32) 9.98 10.57 10,217 1.48 1.44 1.39 53
(.02) 9.40 18.51 2,881 2.16 1.99 .34 17
(.06) 7.95 10.57 2,534 2.24 1.99 .39 43
(.56) 7.25 (18.38) 3,062 2.25 1.99 .37 41
(2.36) 9.45 40.73 4,098 2.25 2.02 (.19) 49
(1.21) 8.72 .75 3,805 2.30 2.11 (.18) 77
(1.23) 9.80 9.71 6,091 2.23 2.19 .65 53
(.12) 9.73 19.09 294,512 1. 16 .89 1.48 17
(.16) 8.28 11.96 230,720 1.24 .89 1.53 43
(.67) 7.55 (17.49) 17,613 1.26 .89 1.48 41
(2.46) 9.82 42.21 7,717 1.25 .92 .90 49
(1.27) 8.99 1.84 8,150 1.27 1.01 .97 77
(1.36) 10.03 10.90 117,840 1.25 1.10 1.66 53
(.12) 9.73 19.03 835,719 1.16 .99 1.37 17
(.16) 8.28 11.75 528,001 1.24 .99 1.42 43
(.66) 7.56 (17.55) 99,740 1.25 .99 1.37 41
(2.45) 9.83 42.12 117,789 1.25 1.02 .81 49
(1.28) 8.99 1.73 118,994 1.29 1.11 .81 77
(1.35) 10.05 10.83 643,089 1.23 1.19 1.64 53
(.13) 9.68 19.15 694,682 .97 .79 1.52 17
(.16) 8.24 12.04 651,936 1.04 .79 1.61 43
(.68) 7.51 (17.39) 890,697 1.05 .79 1.57 41
(2.47) 9.77 42.30 1,202,793 1.04 .82 1.10 49
(1.34) 8.96 1.90 437,655 1.10 .91 1.01 77
(1.37) 10.06 11.15 675,073 1.04 1.00 1.83 53

Russell Investment Company
Global Equity Fund
See accompanying notes which are an integral part of the financial statements.
184 Global Equity Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates as of April 30, 2024 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 20 2 4 with underlying f unds which are, or were, an affiliat-
ed company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2024, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 1,060,367
Administrative fees 72,999
Distribution fees 3,971
Shareholder servicing fees 596
Transfer agent fees 165,934
Trustee fees 9,176
$ 1,313,043
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 49,484 $ 476,340 $ 452,514 $ (8) $ (6) $ 73,296 $ 1,847 $ —
U.S. Cash Collateral Fund 2,056 93,376 74,261 — — 21,171 181 —
$ 51,540 $ 569,716 $ 526,775 $ (8) $ (6) $ 94,467 $ 2,028 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 1,424,229,212 $ 437,410,963 $ (53,552,394) $ 383,858,569

Emerging Markets Fund 185
Russell Investment Company
Emerging Markets Fund
Shareholder Expense Example — April 30, 2024 (Unaudited)
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2023 to April 30, 2024 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account
values and actual expenses. You may use the information in
this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account
during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and
expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2024 $ 1,147.40 $ 1,017.65
Expenses Paid During Period* $ 7.74 $ 7.27
* Expenses are equal to the Fund's annualized expense ratio of 1.45%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2024 $ 1,142.70 $ 1,013.92
Expenses Paid During Period* $ 11.72 $ 11.02
* Expenses are equal to the Fund's annualized expense ratio of 2.20%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2024 $ 1,148.80 $ 1,019.39
Expenses Paid During Period* $ 5.88 $ 5.52
* Expenses are equal to the Fund's annualized expense ratio of 1.10%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

186 Emerging Markets Fund
Russell Investment Company
Emerging Markets Fund
Shareholder Expense Example, continued — April 30, 2024 (Unaudited)
Class R6
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2024 $ 1,148.80 $ 1,019.64
Expenses Paid During Period* $ 5.61 $ 5.27
* Expenses are equal to the Fund's annualized expense ratio of 1.05%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2024 $ 1,147.80 $ 1,018.90
Expenses Paid During Period* $ 6.41 $ 6.02
* Expenses are equal to the Fund's annualized expense ratio of 1.20%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2024 $ 1,149.30 $ 1,019.79
Expenses Paid During Period* $ 5.45 $ 5.12
* Expenses are equal to the Fund's annualized expense ratio of 1.02%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 187
Russell Investment Company
Emerging Markets Fund
Schedule of Investments — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 94.3%
Argentina - 0.3%
Globant SA(Æ) 10,610 1,895
YPF SA - ADR(Æ) 27,103 595
2,490
Austria - 0.1%
Erste Group Bank AG 9,889 461
Brazil - 7.4%
Ambev SA(Æ) 918,719 2,150
Banco Bradesco SA - ADR 824,410 2,226
Banco BTG Pactual SA(Æ) 281,622 1,811
Banco do Brasil SA 757,546 4,000
BB Seguridade Participacoes SA 96,945 601
Centrais Eletricas Brasileiras SA 191,668 1,397
Cia de Saneamento Basico do Estado de
Sao Paulo(Æ) 25,216 392
Dexco SA 948,467 1,321
Embraer SA(Æ) 344,082 2,210
Equatorial Energia SA 85,788 505
Gerdau SA - ADR 143,068 498
Itau Unibanco Holding SA - ADR 151,935 919
Localiza Rent a Car SA(Æ) 243,993 2,304
Lojas Renner SA(Æ) 407,803 1,204
MercadoLibre, Inc.(Æ) 4,828 7,043
Natura & Co. Holding SA 296,422 947
NU Holdings, Ltd. Class A(Æ) 524,758 5,699
Petro Rio SA 112,288 1,038
Petroleo Brasileiro SA - ADR 121,204 2,057
Raia Drogasil SA 301,802 1,487
Rumo SA 56,700 220
Smartfit Escola de Ginastica e Danca
SA(Æ) 42,891 200
Suzano SA(Æ) 80,286 904
Telefonica Brasil SA(Æ) 37,845 345
TIM SA 537,623 1,823
TOTVS SA(Æ) 33,855 180
Vale SA 110,712 1,349
Vale SA Class B - ADR 366,611 4,462
Vibra Energia SA 527,451 2,383
WEG SA 228,324 1,739
XP, Inc. Class A 90,777 1,858
55,272
Canada - 0.0%
Celestica, Inc.(Æ) 6,758 293
Chile - 0.0%
Banco de Chile 2,091,941 232
China - 23.8%
3SBio, Inc. Class A(Þ) 727,000 579
AAC Technologies Holdings, Inc. 194,000 616
ACM Research Shanghai, Inc. Class A 43,311 489
Agricultural Bank of China, Ltd. Class
H 2,107,000 942
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Aier Eye Hospital Group Co., Ltd.
Class A 65,000 116
Airtac International Group 10,000 354
Alibaba Group Holding, Ltd. 1,154,300 10,836
Alibaba Group Holding, Ltd. - ADR 23,304 1,744
Aluminum Corp. of China, Ltd. Class A 1,344,100 1,376
Aluminum Corp. of China, Ltd. Class H 2,286,000 1,527
Anta Sports Products, Ltd. 310,200 3,520
Atour Lifestyle Holdings, Ltd. - ADR 11,515 205
Autohome, Inc. - ADR 54,665 1,405
Baidu, Inc. Class A(Æ) 373,400 4,858
Baidu, Inc. - ADR(Æ) 11,825 1,223
Bank of China, Ltd. Class H 3,756,000 1,692
Bank of Communications Co., Ltd.
Class H 741,000 533
Beijing Oriental Yuhong Waterproof
Technology Co., Ltd. Class A 361,200 731
Beijing Tiantan Biological Products
Corp., Ltd. Class A 228,400 905
Bosideng International Holdings, Ltd. 478,000 277
BYD Co., Ltd. Class H 19,000 521
China CITIC Bank Corp., Ltd. Class H 737,679 433
China Construction Bank Corp. Class H 5,115,712 3,316
China Forestry Holdings Co., Ltd.(Æ)
(Š) 871,100 —
China International Capital Corp., Ltd.
Class H(Þ) 927,600 1,113
China Mengniu Dairy Co., Ltd. 770,000 1,600
China Merchants Bank Co., Ltd. Class
H 856,352 3,737
China Oilfield Services, Ltd. Class H 664,000 712
China Overseas Land & Investment,
Ltd. 1,785,500 3,281
China Pacific Insurance Group Co., Ltd.
Class H 326,400 714
China Petroleum & Chemical Corp.
Class H 1,932,000 1,160
China Resources Land, Ltd. 550,000 1,973
China Shenhua Energy Co., Ltd. Class
H 320,500 1,336
China Tourism Group Duty Free Corp.,
Ltd. Class A 46,886 483
China Tourism Group Duty Free Corp.,
Ltd. Class H(Þ) 80,000 706
China Tower Corp., Ltd. Class H(Þ) 3,834,000 449
China Yangtze Power Co., Ltd. Class A 487,993 1,738
Chow Tai Fook Jewellery Group, Ltd. 331,000 451
CITIC Securities Co., Ltd. Class H 120,500 192
CITIC, Ltd. 479,000 452
Contemporary Amperex Technology
Co., Ltd. Class A 71,580 2,006
CSPC Pharmaceutical Group, Ltd. 789,000 650
DiDi Global, Inc. - ADR(Æ) 117,078 578
Dong-E-E-Jiao Co., Ltd. Class A 23,700 225
Eastroc Beverage Group Co., Ltd.(Æ) 30,300 888
ENN Energy Holdings, Ltd. 217,200 1,869
FinVolution Group - ADR 56,552 270

See accompanying notes which are an integral part of the financial statements.
188 Emerging Markets Fund
Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Foshan Haitian Flavouring & Food Co.,
Ltd. Class A 221,000 1,197
Fuyao Glass Industry Group Co., Ltd.
Class A 29,900 205
Fuyao Glass Industry Group Co., Ltd.
Class H(Þ) 52,800 316
Ganfeng Lithium Group Co., Ltd. Class
H(Þ) 133,600 391
Geely Automobile Holdings, Ltd. 579,000 699
GF Securities Co., Ltd. Class H 756,800 758
Giant Biogene Holding Co., Ltd.(Æ)(Þ) 88,600 542
Great Wall Motor Co., Ltd. Class H 1,373,000 2,077
H World Group, Ltd. - ADR 68,477 2,514
Haidilao International Holding, Ltd.(Þ) 390,000 879
Haier Smart Home Co., Ltd. Class H 1,271,800 4,719
Hangzhou Tigermed Consulting Co.,
Ltd. Class H(Þ) 131,700 576
Henan Pinggao Electric Co., Ltd. Class
A 306,300 625
Industrial & Commercial Bank of
China, Ltd. Class H 5,955,401 3,204
JD.com, Inc. Class A 122,476 1,776
JD.com, Inc. - ADR 68,345 1,974
Jiangling Motors Corp., Ltd. Class A 60,400 218
Jiangxi Copper Co., Ltd. Class A 171,482 617
Jiangxi Copper Co., Ltd. Class H 114,000 233
Jinduicheng Molybdenum Co., Ltd.
Class A 509,256 797
JOYY, Inc. - ADR 35,976 1,174
Kanzhun, Ltd. - ADR 77,831 1,540
Kingsoft Corp., Ltd. 53,800 175
Kuaishou Technology(Æ)(Þ) 146,200 1,031
Kunlun Energy Co., Ltd. 316,000 306
Kweichow Moutai Co., Ltd. Class A 4,463 1,050
Lenovo Group, Ltd. 494,701 560
Li Auto, Inc. - ADR(Æ) 25,837 679
Li Ning Co., Ltd. 417,500 1,100
Lingyi iTech Guangdong Co. Class A 764,500 549
Longfor Group Holdings, Ltd.(Þ) 755,000 1,133
Maoyan Entertainment(Æ)(Þ) 105,600 130
Meituan Class B(Æ)(Þ) 88,428 1,218
MINISO Group Holding, Ltd. - ADR 15,627 351
Minth Group, Ltd.(Æ) 108,000 185
NetEase, Inc. 68,200 1,276
NetEase, Inc. - ADR 22,907 2,141
New Oriental Education & Technology
Group, Inc. - ADR(Æ) 10,448 806
Nongfu Spring Co., Ltd. Class H(Þ) 318,000 1,867
ORG Technology Co., Ltd. Class A 791,000 509
PDD Holdings, Inc. - ADR(Æ) 28,051 3,511
PetroChina Co., Ltd. Class H 120,000 113
PICC Property & Casualty Co., Ltd.
Class H 508,545 633
Ping An Insurance Group Co. of China,
Ltd. Class A 66,700 381
Ping An Insurance Group Co. of China,
Ltd. Class H 770,000 3,511
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Pop Mart Internaitonal Group, Ltd.(Þ) 148,000 634
Shanghai International Airport Co., Ltd.
Class A 211,900 1,100
Shenzhen Mindray Bio-Medical
Electronics Co., Ltd. Class A 3,900 164
Shenzhou International Group
Holdings, Ltd. 55,200 547
Sichuan Chuantou Energy Co., Ltd.
Class A 320,400 741
Sichuan Kelun Pharmaceutical Co., Ltd.
Class A 213,700 1,003
Sinopharm Group Co., Ltd. Class H 120,000 302
Tencent Holdings, Ltd. 544,280 23,930
Tencent Music Entertainment Group
- ADR(Æ) 101,906 1,279
Three Squirrels, Inc. Class A 128,800 438
Tingyi Cayman Islands Holding Corp. 918,000 1,016
Tongcheng Travel Holdings, Ltd.(Æ)(Þ) 567,600 1,497
Trip.com Group, Ltd.(Æ) 45,900 2,236
Trip.com Group, Ltd. - ADR(Æ) 61,558 2,971
Tsingtao Brewery Co., Ltd. Class H 40,000 287
Up Fintech Holding, Ltd. - ADR(Æ) 56,627 200
Vipshop Holdings, Ltd. - ADR 101,414 1,525
Weichai Power Co., Ltd. Class A 447,800 1,076
Weichai Power Co., Ltd. Class H 2,026,000 4,150
Wilmar International, Ltd. 822,600 1,936
Wuliangye Yibin Co., Ltd. Class A 69,200 1,430
Wuxi Lead Intelligent Equipment Co.,
Ltd. Class A 164,400 506
Xiaomi Corp. Class B(Æ)(Þ) 1,338,600 2,910
Xinyi Glass Holdings, Ltd. 1,056,000 1,140
Xinyi Solar Holdings, Ltd. 1,134,000 781
Yihai International Holding, Ltd. 147,000 303
Yum China Holdings, Inc. 12,771 466
Yunnan Chihong Zinc&Germanium
Co., Ltd. Class A 296,600 234
Zhejiang Expressway Co., Ltd. Class H 304,000 198
Zhejiang Longsheng Group Co., Ltd.
Class A 1,578,800 1,993
Zhengzhou Yutong Bus Co., Ltd. Class
A 373,400 1,323
Zijin Mining Group Co., Ltd. Class H 1,264,000 2,774
ZTO Express, Inc. - ADR 113,195 2,376
178,493
Colombia - 0.1%
Bancolombia SA - ADR 30,327 992
Czech Republic - 0.0%
CEZ AS 7,706 284
Denmark - 0.1%
Novo Nordisk A/S Class B 4,503 579
France - 0.1%
Hermes International 165 397

See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 189
Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Georgia - 0.1%
TBC Bank Group PLC 15,503 669
Greece - 0.7%
Alpha Services and Holdings SA(Æ) 974,765 1,650
Hellenic Petroleum SA 26,269 235
Mytilineos Holdings SA 10,071 409
National Bank of Greece SA(Æ) 244,341 1,965
OPAP SA 44,760 743
Piraeus Financial Holdings SA(Æ) 108,409 435
5,437
Guernsey - 0.0%
VinaCapital Vietnam Opportunity Fund,
Ltd. 39,719 236
Hong Kong - 1.2%
AIA Group, Ltd. 252,800 1,854
ASM Pacific Technology, Ltd. 97,100 1,210
China Common Rich Renewable
Energy Investments, Ltd.(Æ)(Š) 1,630,000 —
China Huishan Dairy Holdings Co.,
Ltd.(Æ)(Š) 1,269,000 68
China Lumena New Materials Corp.
(Æ)(Š) 75,600 —
China Metal Recycling Holdings, Ltd.
(Æ)(Š) 335,400 —
Hang Lung Properties, Ltd. - ADR 939,000 1,046
Orient Overseas International, Ltd. 50,787 745
Real Gold Mining, Ltd.(Æ)(Š) 463,232 —
Sino Biopharmaceutical, Ltd. 3,295,000 1,128
Techtronic Industries Co., Ltd. 68,500 952
Tianhe Chemicals Group, Ltd.(Æ)(Š) 25,778,000 —
WH Group, Ltd.(Þ) 3,176,000 2,305
9,308
Hungary - 0.6%
MOL Hungarian Oil & Gas PLC 39,651 325
OTP Bank PLC 72,102 3,571
Richter Gedeon Nyrt 12,841 327
4,223
India - 14.2%
ABB, Ltd. 28,958 2,264
Adani Ports and Special Economic
Zone, Ltd. 91,220 1,438
Apollo Hospitals Enterprise, Ltd. 38,741 2,760
Ashok Leyland, Ltd. 20,860 48
Asian Paints, Ltd. 39,237 1,352
Avenue Supermarts, Ltd.(Æ)(Þ) 11,618 641
Axis Bank, Ltd. 184,189 2,573
Bajaj Auto, Ltd. 4,706 502
Bajaj Finance, Ltd. 46,531 3,852
Bharat Electronics, Ltd. 1,030,542 2,868
Bharat Petroleum Corp., Ltd. 345,640 2,489
Bharti Airtel, Ltd. 100,671 1,594
Britannia Industries, Ltd. 44,389 2,535
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Central Depository Services India, Ltd.
(Þ) 43,031 1,077
Cipla, Ltd. 94,066 1,575
CreditAccess Grameen, Ltd.(Æ) 19,102 345
DLF, Ltd. 141,298 1,498
Dr Reddy's Laboratories, Ltd. 7,245 537
Dr Reddy's Laboratories, Ltd. - ADR 22,505 1,653
GAIL India, Ltd. 206,442 514
Grasim Industries, Ltd. 22,231 639
HCL Technologies, Ltd. 92,472 1,502
HDFC Bank, Ltd. 339,431 6,183
HDFC Life Insurance Co., Ltd.(Þ) 168,550 1,179
Hero MotoCorp, Ltd. 11,667 635
Hindalco Industries, Ltd. 103,233 797
Hindustan Aeronautics, Ltd.(Þ) 46,705 2,202
ICICI Bank, Ltd. 65,502 903
ICICI Bank, Ltd. - ADR 100,414 2,764
Indian Hotels Co., Ltd. 286,586 1,961
Indian Oil Corp., Ltd. 799,566 1,599
IndusInd Bank, Ltd. 99,866 1,814
Infosys, Ltd. 16,326 276
InterGlobe Aviation, Ltd.(Æ)(Þ) 9,024 431
ITC, Ltd. 93,984 490
Jubilant Foodworks, Ltd. 82,393 454
KPIT Technologies, Ltd. 13,381 240
Larsen & Toubro, Ltd. 110,881 4,758
Macrotech Developers, Ltd.(Þ) 47,367 700
Maharashtra Seamless, Ltd. 22,033 238
Mahindra & Mahindra, Ltd. 48,982 1,260
MakeMyTrip, Ltd.(Æ) 11,853 785
Maruti Suzuki India, Ltd. 6,415 981
Max Healthcare Institute, Ltd. 140,108 1,404
Nestle India, Ltd. 22,790 683
NMDC, Ltd. 370,884 1,117
NTPC, Ltd. 283,148 1,229
Oil & Natural Gas Corp., Ltd. 83,060 280
PB Fintech, Ltd.(Æ) 43,323 657
Polycab India, Ltd. 22,714 1,536
Power Finance Corp., Ltd. 35,133 184
Power Grid Corp. of India, Ltd. 1,013,084 3,667
Reliance Industries, Ltd. 158,856 5,563
Rural Electrification Corp., Ltd. 132,164 795
Shriram Transport Finance Co., Ltd. 70,528 2,142
Siemens, Ltd. 20,203 1,406
Sona BLW Precision Forgings, Ltd.(Þ) 36,378 272
State Bank of India 101,145 994
Sun Pharmaceutical Industries, Ltd. 54,036 973
Tata Consultancy Services, Ltd. 41,569 1,903
Tata Global Beverages, Ltd. 37,254 494
Tata Motors, Ltd. 200,351 2,414
Tata Motors, Ltd. Class A 23,035 187
Tata Power Co., Ltd. 216,881 1,158
Tata Steel, Ltd. 292,963 576
Titan Co., Ltd. 95,928 4,118
Triveni Turbine, Ltd. 50,979 325
TVS Motor Co., Ltd. 47,361 1,165
UltraTech Cement, Ltd. 11,526 1,371

See accompanying notes which are an integral part of the financial statements.
190 Emerging Markets Fund
Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
United Phosphorus, Ltd. 333,765 2,021
Varun Beverages, Ltd 66,821 1,183
Zomato., Ltd.(Æ) 717,686 1,645
106,368
Indonesia - 2.2%
Astra International Tbk PT 5,940,921 1,877
Bank Central Asia Tbk PT 5,109,200 3,063
Bank Mandiri Persero Tbk PT 10,213,900 4,311
Bank Negara Indonesia Persero Tbk PT 797,900 256
Bank Rakyat Indonesia Persero Tbk PT 21,723,254 6,551
Matahari Putra Prima Tbk PT(Æ) 33,253,041 102
Mitra Adiperkasa Tbk PT 1,948,871 188
Sumber Alfaria Trijaya Tbk PT 207,177 37
16,385
Japan - 0.2%
Disco Corp. 3,400 963
Nexon Co., Ltd. 31,600 496
1,459
Kazakhstan - 0.7%
Air Astana JSC - GDR(Æ)(Þ) 7,877 67
Halyk Savings Bank of Kazakhstan JSC
- GDR(Þ) 25,080 467
Kaspi.KZ JSC - GDR 40,156 4,729
5,263
Macao - 0.3%
Galaxy Entertainment Group, Ltd. 269,000 1,209
Sands China, Ltd.(Æ) 414,237 981
2,190
Malaysia - 0.4%
CIMB Group Holdings BHD 427,700 591
Malayan Banking BHD 358,100 730
Petronas Chemicals Group BHD 691,400 982
Public Bank BHD 1,127,500 973
3,276
Mexico - 2.2%
America Movil SAB de CV 1,066,213 1,015
Arca Continental SAB de CV 33,893 330
Banco del Bajio SA(Þ) 174,577 644
BBB Foods, Inc. Class A(Æ) 11,205 257
Cemex SAB de CV(Æ) 1,003,701 795
Cemex SAB de CV - ADR(Æ) 249,947 1,977
Corp. Inmobiliaria Vesta SAB de CV 165,861 587
Fibra Uno Administracion SA de CV(ö) 727,846 1,045
Fomento Economico Mexicano SAB
de CV 92,774 1,085
Fomento Economico Mexicano SAB de
CV - ADR 9,639 1,134
Fresnillo PLC 115,829 805
Grupo Financiero Banorte SAB de CV
Class O 544,673 5,391
Regional SAB de CV 18,353 166
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Ternium SA - ADR 24,795 1,044
16,275
Morocco - 0.1%
Attijariwafa Bank SA 4,185 207
Label Vie 1,308 558
Maroc Telecom - ADR 16,387 156
921
Netherlands - 0.7%
ASM International NV 1,242 775
ASML Holding NV 1,578 1,376
ASML Holding NV Class G 2,520 2,199
Ferrari NV 1,617 672
5,022
Nigeria - 0.0%
Guaranty Trust Holding Co. PLC 5,576,579 134
Peru - 0.3%
Credicorp, Ltd. 11,329 1,876
Philippines - 0.4%
Ayala Land, Inc. 813,700 404
BDO Unibank, Inc. 788,124 2,022
International Container Terminal
Services, Inc. 97,030 558
SM Investments Corp. 17,450 286
3,270
Poland - 0.9%
Bank Polska Kasa Opieki SA 18,130 750
Dino Polska SA(Æ)(Þ) 14,214 1,364
Powszechna Kasa Oszczednosci Bank
Polski SA 71,181 1,056
Powszechny Zaklad Ubezpieczen SA 255,055 3,210
6,380
Romania - 0.3%
Banca Transilvania SA 143,664 875
NEPI Rockcastle NV(Æ) 154,677 1,042
Societatea De Producere A Energiei
Electrice in Hidrocentrale
Hidroelectrica SA(Æ) 13,991 404
2,321
Russia - 0.0%
Gazprom PJSC(Æ)(Š) 1,156,822 —
HeadHunter Group PLC - ADR(Æ)(Š) 7,327 —
Lukoil PJSC(Š) 143,733 —
Lukoil PJSC - ADR(Æ)(Š) 34,534 —
Novatek PJSC(Š) 145,224 —
Polyus PJSC(Æ)(Š) 5,679 —
Rosneft Oil Co. PJSC(Š) 87,303 —
Sberbank of Russia PJSC(Š) 3,336,065 —
Surgutneftegas OJSC(Š) 2,093,900 —
Tatneft PJSC(Š) 375,001 —

See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 191
Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
TCS Group Holding PLC - GDR(Æ)
(Š)(Þ) 22,673 —
Yandex NV Class A(Æ)(Š) 2,474 —
—
Saudi Arabia - 1.8%
Aldrees Petroleum and Transport
Services Co. 5,055 227
Alinma Bank 225,778 2,004
Arab National Bank 32,192 264
Arabian Contracting Services Co. 1,444 84
Banque Saudi Fransi 39,461 385
Dr Sulaiman Al Habib Medical Services
Group Co. 19,299 1,597
Elm Co. 3,558 867
Etihad Etisalat Co. 140,179 1,944
Leejam Sports Co. 10,371 578
Ridyadh Cables Group Co. 29,663 746
SABIC Agri-Nutrients Co. 15,185 469
Saudi Arabian Oil Co.(Þ) 196,383 1,577
Saudi British Bank (The) 66,698 723
Saudi National Bank (The) 85,862 859
Saudi Telecom Co. 112,785 1,132
13,456
Singapore - 0.3%
SEA, Ltd. - ADR(Æ) 30,255 1,912
Slovenia - 0.2%
Nova Ljubljanska Banka B - GDR(Þ) 33,140 712
Nova Ljubljanska Banka BA - GDR(Þ) 37,494 829
1,541
South Africa - 2.1%
Absa Group, Ltd. 291,994 2,256
Anglogold Ashanti PLC 155,737 3,580
Aspen Pharmacare Holdings, Ltd. 34,457 411
AVI, Ltd. 50,979 235
Bid Corp., Ltd. 24,747 567
Bidvest Group, Ltd. (The) 25,886 338
Clicks Group, Ltd. 22,108 342
FirstRand, Ltd. 265,327 914
Gold Fields, Ltd. - ADR 101,365 1,652
Impala Platinum Holdings, Ltd. 106,162 483
Mr Price Group, Ltd. 71,714 663
Nedbank Group, Ltd. 49,804 605
Sanlam, Ltd. 129,172 467
Sasol, Ltd. - ADR 213,824 1,499
Sibanye Stillwater, Ltd. 933,953 1,078
Standard Bank Group, Ltd. 67,038 631
15,721
South Korea - 11.3%
Amorepacific Corp. 13,248 1,622
Coupang, Inc.(Æ) 73,267 1,649
DB Insurance Co., Ltd. 21,611 1,517
E-MART, Inc. 16,976 778
Hana Financial Group, Inc. 13,690 576
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Hankook Tire & Technology Co., Ltd. 16,522 704
Hanmi Semiconductor Co., Ltd. 7,398 697
HD Hyundai Electric Co., Ltd. 9,082 1,611
Hyundai Heavy Industries Co., Ltd. 6,718 633
Hyundai Mobis Co., Ltd. 12,574 2,065
Hyundai Motor Co. 15,415 2,764
KakaoBank Corp. 23,157 418
KB Financial Group, Inc. 135,552 7,346
Kia Corp. 23,616 1,998
Korea Electric Power Corp. 99,439 1,523
Korea Investment Holdings Co., Ltd. 33,899 1,644
KT&G Corp. 20,855 1,344
LG Corp. Class H 7,458 423
LG Electronics, Inc. Class H 6,141 409
Mando Corp. 51,025 1,436
NAVER Corp. 3,713 489
Samsung Biologics Co., Ltd.(Æ)(Þ) 1,274 718
Samsung C&T Corp. 6,908 744
Samsung Electro-Mechanics Co., Ltd. 6,379 709
Samsung Electronics Co., Ltd. 415,075 22,974
Samsung Engineering Co., Ltd.(Æ) 14,214 269
Samsung Fire & Marine Insurance Co.,
Ltd. 9,160 2,042
Samsung Life Insurance Co., Ltd. 6,759 426
Samsung SDI Co., Ltd. 1,699 525
Samsung SDS Co., Ltd. 3,036 348
Samsung Securities Co., Ltd. 10,317 281
Samsung Techwin Co., Ltd. 12,283 1,874
Shinhan Financial Group Co., Ltd. 139,351 4,664
SK Hynix, Inc. 106,506 13,036
SK Square Co., Ltd.(Æ) 6,918 378
SK Telecom Co., Ltd. 35,074 1,299
S-Oil Corp. 19,320 1,014
Woori Financial Group, Inc. 137,028 1,405
84,352
Taiwan - 13.5%
Accton Technology Corp. 159,000 2,224
Alchip Technologies, Ltd. 16,000 1,501
ASE Technology Holding Co., Ltd. 226,000 1,022
Asia Cement Corp. 202,000 271
Asustek Computer, Inc. 245,467 3,238
Bizlink Holding, Inc. 308,887 2,174
Catcher Technology Co., Ltd. 59,000 395
Cathay Financial Holding Co., Ltd. 625,000 969
Compal Electronics, Inc. 1,428,000 1,568
CTBC Financial Holding Co., Ltd. 2,964,000 3,096
E Ink Holdings, Inc. 21,000 135
First Financial Holding Co., Ltd. 628,995 528
Fubon Financial Holding Co., Ltd. 437,000 925
Gigabyte Technology Co., Ltd. 178,000 1,629
Hiwin Technologies Corp. 205,000 1,452
Hon Hai Precision Industry Co., Ltd. 1,576,000 7,521
Inventec Corp. 222,000 361
Largan Precision Co., Ltd. 23,000 1,542
Lite-On Technology Corp. 145,107 441
MediaTek, Inc. 227,000 6,875

See accompanying notes which are an integral part of the financial statements.
192 Emerging Markets Fund
Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Mega Financial Holding Co., Ltd. 365,280 448
Nien Made Enterprise Co., Ltd. 25,000 292
Pegatron Corp. 163,000 488
Phison Electronics Corp. 26,000 553
Quanta Computer, Inc. 139,000 1,104
Realtek Semiconductor Corp. 64,000 1,014
SinoPac Financial Holdings Co., Ltd. 677,000 456
Synnex Technology International Corp. 110,000 269
Taishin Financial Holding Co., Ltd. 842,978 465
Taiwan Semiconductor Manufacturing
Co., Ltd. 1,651,000 39,782
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 76,882 10,559
Tong Yang Industry Co., Ltd. 72,000 263
Uni-President Enterprises Corp. 162,000 380
United Microelectronics Corp. 534,000 828
Voltronic Power Technology Corp. 2,000 95
Wistron Corp. 174,000 594
Wiwynn Corp. 26,000 1,878
WPG Holdings, Ltd. 692,000 1,875
Yageo Corp. 26,000 498
Yuanta Financial Holding Co., Ltd. 1,537,000 1,444
101,152
Thailand - 3.1%
Airports of Thailand PCL 870,100 1,526
Amata Corp. PCL 205,100 125
Bangchak Petroleum PCL (The) 359,500 405
Bangkok Bank PCL 413,900 1,527
Bangkok Dusit Medical Services PCL 651,700 509
Bumrungrad Hospital PCL 62,500 413
Central Pattana PCL 738,500 1,263
Charoen Pokphand Foods PCL 2,672,600 1,424
Ichitan Group PCL 852,200 415
Indorama Ventures PLC 1,132,200 724
Kasikornbank PCL 766,000 2,692
Minor International PCL 560,400 498
Polyplex Thailand PCL 806,200 733
PTT Exploration & Production PCL 1,532,900 6,478
SCB X PCL 433,000 1,240
Siam Cement PCL (The) 162,100 1,084
Thai Beverage PCL 2,799,800 1,015
Thai Oil PCL 154,200 226
Thai Union Group PCL 1,925,200 770
23,067
Togo - 0.0%
Ecobank Transnational, Inc. 4,434,883 84
Turkey - 0.2%
Akbank TAS 728,799 1,339
United Arab Emirates - 1.1%
Aldar Properties PJSC 1,262,707 1,878
Americana Restaurants International
PLC 383,732 349
Dubai Islamic Bank PJSC 189,075 286
Emaar Development PJSC 195,319 444
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Emaar Properties PJSC 1,287,502 2,880
Emirates NBD Bank PJSC 139,817 646
First Abu Dhabi Bank PJSC 289,933 984
Salik Co. PJSC 839,677 791
8,258
United Kingdom - 0.1%
BAE Systems PLC 37,684 627
United States - 2.2%
Cadence Design Systems, Inc.(Æ) 1,768 487
Cognizant Technology Solutions Corp.
Class A 38,129 2,504
Freeport-McMoRan, Inc. 73,601 3,676
Lam Research Corp. 2,281 2,040
Linde PLC 382 169
Meta Platforms, Inc. Class A 4,470 1,923
Microsoft Corp. 4,316 1,680
Netflix, Inc. Class B(Æ) 429 236
NVIDIA Corp. 4,720 4,078
16,793
Uruguay - 0.1%
Arcos Dorados Holdings, Inc. Class A 55,745 601
Vietnam - 0.9%
FPT Corp. 171,446 831
Ho Chi Minh City Development Joint
Stock Commercial Bank 1,091,333 1,014
Hoa Phat Group JSC(Æ) 520,000 582
Khang Dien House Trading and
Investment JSC(Æ) 460,000 634
Military Commercial Joint Stock Bank 457,232 399
Mobile World Investment Corp. 501,238 1,087
Vietnam Dairy Products JSC 876,200 2,246
Vincom Retail JSC(Æ) 365,400 323
7,116
Total Common Stocks
(cost $592,728) 706,525
Preferred Stocks - 1.9%
Brazil - 1.4%
Banco Bradesco SA
8.379% (Ÿ) 472,666 1,274
Braskem SA
0.000% (Æ) 115,239 472
Cia Energetica de Minas Gerais
10.296% (Ÿ) 1,925,795 3,623
Itau Unibanco Holding SA
7.088% (Ÿ) 300,452 1,815
Petroleo Brasileiro SA
13.810% (Ÿ) 358,560 2,902
Raizen Energia SA
6.392% (Ÿ) 908,192 535
10,621

See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 193
Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Russia - 0.0%
Sberbank of Russia
7.799% (Ÿ)(Š) 348,120 —
Surgutneftegas OJSC
1.104% (Ÿ)(Š) 2,472,400 —
—
South Korea - 0.5%
Samsung Electronics Co., Ltd.
2.233% (Ÿ) 72,132 3,381
Total Preferred Stocks
(cost $14,281) 14,002
Short-Term Investments - 3.4%
United States - 3.4%
U.S. Cash Management Fund(@) 25,489,838 (∞) 25,477
Total Short-Term Investments
(cost $25,479) 25,477
Other Securities - 0.1%
U.S. Cash Collateral Fund(@)(×) 565,645 (∞) 566
Total Other Securities
(cost $566) 566
Total Investments - 99.7%
(identified cost $633,054) 746,570
Other Assets and Liabilities,
Net - 0.3%
2,257
Net Assets - 100.0%
748,827

See accompanying notes which are an integral part of the financial statements.
194 Emerging Markets Fund
Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
4.2%
3SBio, Inc. 08/03/22 HKD 727,000 0.70 510
579
Air Astana JSC 04/24/24 7,877 7.96 63
67
Avenue Supermarts, Ltd. 03/20/24 INR 11,618 54.53 633
641
Banco del Bajio SA 02/21/24 MXN 174,577 3.80 664
644
Central Depository Services India, Ltd. 01/03/24 INR 43,031 22.57 971
1,077
China International Capital Corp., Ltd. 10/28/20 HKD 927,600 2.04 1,894
1,113
China Tourism Group Duty Free Corp., Ltd. 08/31/22 HKD 80,000 23.57 1,886
706
China Tower Corp., Ltd. 06/30/21 HKD 3,834,000 0.14 525
449
Dino Polska SA 06/24/19 PLN 14,214 34.49 490
1,364
Fuyao Glass Industry Group Co., Ltd. 12/13/23 HKD 52,800 4.68 247
316
Ganfeng Lithium Group Co., Ltd. 03/06/24 HKD 133,600 3.16 423
391
Giant Biogene Holding Co., Ltd. 04/17/24 HKD 88,600 5.98 529
542
Haidilao International Holding, Ltd. 09/13/23 HKD 390,000 2.68 1,043
879
Halyk Savings Bank of Kazakhstan JSC 03/26/20 25,080 9.00 226
467
Hangzhou Tigermed Consulting Co., Ltd. 09/13/23 HKD 131,700 5.40 711
576
HDFC Life Insurance Co., Ltd. 09/20/23 INR 168,550 7.68 1,294
1,179
Hindustan Aeronautics, Ltd. 04/13/22 INR 46,705 12.62 589
2,202
InterGlobe Aviation, Ltd. 12/13/23 INR 9,024 35.82 323
431
Kuaishou Technology 11/08/23 HKD 146,200 7.46 1,091
1,031
Longfor Group Holdings, Ltd. 11/19/18 HKD 755,000 2.17 1,640
1,133
Macrotech Developers, Ltd. 02/07/24 INR 47,367 13.68 648
700
Maoyan Entertainment 09/13/23 HKD 105,600 1.40 148
130
Meituan 07/08/20 HKD 88,428 23.63 2,090
1,218
Nongfu Spring Co., Ltd. 10/11/23 HKD 318,000 5.76 1,831
1,867
Nova Ljubljanska Banka B 03/03/21 EUR 33,140 12.42 412
712
Nova Ljubljanska Banka BA 08/18/22 EUR 37,494 13.31 499
829
Pop Mart Internaitonal Group, Ltd. 11/08/23 HKD 148,000 3.56 526
634
Samsung Biologics Co., Ltd. 03/03/20 KRW 1,274 524.01 668
718
Saudi Arabian Oil Co. 12/07/22 SAR 196,383 7.80 1,532
1,577
Sona BLW Precision Forgings, Ltd. 09/20/23 INR 36,378 7.17 261
272
TCS Group Holding PLC 01/26/22 22,673 — 1,472
—
Tongcheng Travel Holdings, Ltd. 06/28/23 HKD 567,600 2.35 1,335
1,497
WH Group, Ltd. 01/31/24 HKD 3,176,000 0.59 1,873
2,305
Xiaomi Corp. 09/13/23 HKD 1,338,600 1.60 2,137 2,910
31,156
For a description of restricted securities see note 9 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 195
Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
MSCI China Free Index Futures 636 USD 14,094 06/24
468
MSCI Emerging Markets Index Futures 531 USD 27,665 06/24 (222)
Short Positions
MSCI Brazil Index Futures 141 USD 7,996 06/24
367
MSCI Emerging Markets Index Futures 110 USD 5,731 06/24 53
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 666
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America ZAR 1,734 USD 92 05/02/24 —
Bank of America ZAR 2,696 USD 145 05/03/24 1
Bank of America ZAR 661 USD 35 05/06/24 —
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 1
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Argentina $ 2,490 $ — $ —
$ —
$ 2,490 0 .3
Austria — 461 —
—
461 0 .1
Brazil 55,272 — —
—
55,272 7 .4
Canada 293 — —
—
293 —
*
Chile 232 — —
—
232 —
*
China 28,932 149,561 —
—
178,493 23 .8
Colombia 992 — —
—
992 0 .1
Czech Republic — 284 —
—
284 —
*
Denmark — 579 —
—
579 0 .1
France — 397 —
—
397 0 .1
Georgia — 669 —
—
669 0 .1
Greece — 5,437 —
—
5,437 0 .7
Guernsey — 236 —
—
236 —
*
Hong Kong — 9,240 68
—
9,308 1 .2
Hungary — 4,223 —
—
4,223 0 .6
India 5,202 101,166 —
—
106,368 14 .2
Indonesia — 16,385 —
—
16,385 2 .2

See accompanying notes which are an integral part of the financial statements.
196 Emerging Markets Fund
Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Japan — 1,459 —
—
1,459 0 .2
Kazakhstan 4,729 534 —
—
5,263 0 .7
Macao — 2,190 —
—
2,190 0 .3
Malaysia — 3,276 —
—
3,276 0 .4
Mexico 15,470 805 —
—
16,275 2 .2
Morocco — 921 —
—
921 0 .1
Netherlands 2,871 2,151 —
—
5,022 0 .7
Nigeria — 134 —
—
134 —
*
Peru 1,876 — —
—
1,876 0 .3
Philippines — 3,270 —
—
3,270 0 .4
Poland — 6,380 —
—
6,380 0 .9
Romania — 2,321 —
—
2,321 0 .3
Russia — — —
—
— —
Saudi Arabia — 13,456 —
—
13,456 1 .8
Singapore 1,912 — —
—
1,912 0 .3
Slovenia — 1,541 —
—
1,541 0 .2
South Africa 3,580 12,141 —
—
15,721 2 .1
South Korea 1,649 82,703 —
—
84,352 11 .3
Taiwan 10,559 90,593 —
—
101,152 13 .5
Thailand — 23,067 —
—
23,067 3 .1
Togo — 84 —
—
84 —
*
Turkey — 1,339 —
—
1,339 0 .2
United Arab Emirates — 8,258 —
—
8,258 1 .1
United Kingdom — 627 —
—
627 0 .1
United States 16,793 — —
—
16,793 2 .2
Uruguay 601 — —
—
601 0 .1
Vietnam — 7,116 —
—
7,116 0 .9
Preferred Stocks 10,621 3,381 — — 14,002 1 .9
Short-Term Investments — — — 25,477 25,477 3 .4
Other Securities — — — 566 566 0 .1
Total Investments 164,074 556,385 68 26,043 746,570 99 .7
Other Assets and Liabilities, Net
0 .3
100 .0
Other Financial Instruments
Assets
Futures Contracts 888 — — — 888 0 .1
Foreign Currency Exchange Contracts 1 — — — 1 —
*
A
Liabilities
Futures Contracts (222) — — — (222) (—)
*

See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 197
Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Total Other Financial Instruments
**
$ 667 $ — $ — $ — $ 667
*
Less than .05% of net assets.
**
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2024, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of April 30, 2024, if any, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ....................................................................
126,967
Consumer Staples ...............................................................................
34,699
Energy ................................................................................................
27,241
Financial Services ..............................................................................
178,733
Health Care ........................................................................................
19,102
Materials and Processing ...................................................................
51,960
Producer Durables ..............................................................................
46,904
Technology .........................................................................................
193,569
Utilities ...............................................................................................
27,350
Preferred Stocks
Energy ................................................................................................
2,902
Financial Services ..............................................................................
3,089
Materials and Processing ...................................................................
472
Technology .........................................................................................
3,380
Utilities ...............................................................................................
4,159
Short-Term Investments .............................................................
25,477
Other Securities ...........................................................................
566
Total Investments ............................................................................... 746,570

See accompanying notes which are an integral part of the financial statements.
198 Emerging Markets Fund
Russell Investment Company
Emerging Markets Fund
Fair Value of Derivative Instruments — April 30, 2024 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 1
Variation margin on futures contracts* 888 —
Total
$ 888 $ 1
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 222 $ —
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 65 $ —
Foreign currency exchange contracts — (449)
Total
$ 65 $ (449)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ 3,425 $ —
Foreign currency exchange contracts — 1
Total
$ 3,425 $ 1
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Amounts in thousands
See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 199
Russell Investment Company
Emerging Markets Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2024 (Unaudited)
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 529 $ — $ 529
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts 1 — 1
Total Financial and Derivative Assets
530 — 530
Financial and Derivative Assets not subject to a netting agreement
(1) — (1)
Total Financial and Derivative Assets subject to a netting agreement
$ 529 $ — $ 529
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Received^ Net Amount
Barclays
$ 344 $ — $ 344 $ —
Goldman Sachs
185 — 185 —
Total
$ 529 $ — $ 529 $ —
*      Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Emerging Markets Fund
See accompanying notes which are an integral part of the financial statements.
200 Emerging Markets Fund
Statement of Assets and Liabilities — April 30, 2024 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 633,054
Investments, at fair value(*)(>) ....................................................................................................................................................
746,570
Foreign currency holdings(^) ....................................................................................................................................................... 2,265
Unrealized appreciation on foreign currency exchange contracts ............................................................................................... 1
Receivables:
Dividends and interest ...................................................................................................................................................... 1,972
Dividends from affiliated funds ....................................................................................................................................... 121
Investments sold ............................................................................................................................................................... 270
Fund shares sold ............................................................................................................................................................... 593
Foreign capital gains taxes recoverable ........................................................................................................................... 68
From broker(a) ................................................................................................................................................................. 1,952
Variation margin on futures contracts .............................................................................................................................. 669
Prepaid expenses .......................................................................................................................................................................... 5
Total assets ...............................................................................................................................................................
754,486
Liabilities
Payables:
Investments purchased ..................................................................................................................................................... 2
Fund shares redeemed ...................................................................................................................................................... 699
Accrued fees to affiliates .................................................................................................................................................. 638
Other accrued expenses .................................................................................................................................................... 393
Deferred capital gains tax liability ................................................................................................................................... 3,361
Payable upon return of securities loaned ..................................................................................................................................... 566
Total liabilities ...........................................................................................................................................................
5,659
Net Assets ...............................................................................................................................................................
$ 748,827

Russell Investment Company
Emerging Markets Fund
See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 201
Statement of Assets and Liabilities, continued — April 30, 2024 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 23,876
Shares of beneficial interest .........................................................................................................................................................
478
Additional paid-in capital ............................................................................................................................................................
724,473
Net Assets ...............................................................................................................................................................
$ 748,827
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) .......................................................................................................................................... $ 15.55
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 16.50
Class A — Net assets ........................................................................................................................................................... $ 8,159,023
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 524,785
Net asset value per share: Class C (#) .......................................................................................................................................... $ 14.20
Class C — Net assets ........................................................................................................................................................... $ 3,219,890
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 226,757
Net asset value per share: Class M (#) ......................................................................................................................................... $ 15.64
Class M — Net assets .......................................................................................................................................................... $ 109,808,617
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 7,022,901
Net asset value per share: Class R6 (#) ........................................................................................................................................ $ 15.70
Class R6 — Net assets ......................................................................................................................................................... $ 1,747,352
Class R6 — Shares outstanding ($.01 par value) ................................................................................................................ 111,289
Net asset value per share: Class S (#) .......................................................................................................................................... $ 15.67
Class S — Net assets ............................................................................................................................................................ $ 515,987,914
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 32,927,694
Net asset value per share: Class Y (#) .......................................................................................................................................... $ 15.68
Class Y — Net assets ........................................................................................................................................................... $ 109,903,809
Class Y — Shares outstanding ($.01 par value) ................................................................................................................... 7,010,001
Amounts in thousands
(^)     Foreign currency holdings - cost $ 4,032
(*)     Securities on loan included in investments $ 529
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 26,043
(a)   Receivable from Broker for Futures $ 1,952
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Emerging Markets Fund
See accompanying notes which are an integral part of the financial statements.
202 Emerging Markets Fund
Statement of Operations — For the Period Ended April 30, 2024 (Unaudited)
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 9,415
Dividends from affiliated funds ....................................................................................................................................... 729
Interest .............................................................................................................................................................................. 81
Securities lending income (net) ....................................................................................................................................... 8
Less foreign taxes withheld ............................................................................................................................................. (1,169)
Total investment income ..............................................................................................................................................................
9,064
Expenses
Advisory fees ................................................................................................................................................................... 3,970
Administrative fees .......................................................................................................................................................... 178
Custodian fees .................................................................................................................................................................. 284
Distribution fees - Class A ............................................................................................................................................... 10
Distribution fees - Class C ............................................................................................................................................... 12
Transfer agent fees - Class A ........................................................................................................................................... 8
Transfer agent fees - Class C ........................................................................................................................................... 3
Transfer agent fees - Class M .......................................................................................................................................... 106
Transfer agent fees - Class R6 ......................................................................................................................................... —
*
Transfer agent fees - Class S ............................................................................................................................................ 513
Transfer agent fees - Class Y ........................................................................................................................................... 2
Professional fees .............................................................................................................................................................. 66
Registration fees ............................................................................................................................................................... 50
Shareholder servicing fees - Class C ............................................................................................................................... 4
Trustees’ fees .................................................................................................................................................................... 17
Printing fees ..................................................................................................................................................................... 51
Miscellaneous .................................................................................................................................................................. 37
Expenses before reductions .............................................................................................................................................. 5,311
Expense reductions .......................................................................................................................................................... (1,018)
Net expenses ................................................................................................................................................................................
4,293
Net investment income (loss) .......................................................................................................................................................
4,771
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of foreign capital gains taxes of $1,569) .............................................................................................. 15,350
Investments in affiliated funds ......................................................................................................................................... (7)
Futures contracts .............................................................................................................................................................. 65
Foreign currency exchange contracts ............................................................................................................................... (449)
Foreign currency-related transactions .............................................................................................................................. (490)
Net realized gain (loss) ................................................................................................................................................................
14,469
Net change in unrealized appreciation (depreciation) on:
Investments  (net of deferred tax liability for foreign capital gains taxes of ( $ 2,146)) ................................................... 81,107
Investments in affiliated funds ......................................................................................................................................... (3)
Futures contracts .............................................................................................................................................................. 3,425
Foreign currency exchange contracts ............................................................................................................................... 1
Foreign currency-related transactions .............................................................................................................................. 472
Net change in unrealized appreciation (depreciation) ................................................................................................................. 85,002
Net realized and unrealized gain (loss) ........................................................................................................................................ 99,471
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 104,242
*      Less than $500.

Russell Investment Company
Emerging Markets Fund
See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 203
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
April 30, 2024
(Unaudited)
Fiscal Year Ended
October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 4,771 $ 20,322
Net realized gain (loss) ....................................................................................................................... 14,469 (36,969)
Net change in unrealized appreciation (depreciation) ........................................................................ 85,002 102,777
Net increase (decrease) in net assets from operations .............................................................................. 104,242 86,130
Distributions
To shareholders
Class A .......................................................................................................................................... (173) (147)
Class C .......................................................................................................................................... (52) (45)
Class M ......................................................................................................................................... (2,678) (2,288)
Class R6 ........................................................................................................................................ (44) (6)
Class S .......................................................................................................................................... (12,362) (13,588)
Class Y .......................................................................................................................................... (2,818) (1,737)
Net decrease in net assets from distributions ............................................................................................ (18,127) (17,811)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (95,442) (133,738)
Total Net Increase (Decrease) in Net Assets ........................................................................
(9,327) (65,419)
Net Assets
Beginning of period .................................................................................................................................. 758,154 823,573
End of period .............................................................................................................................................
$ 748,827 $ 758,154

Russell Investment Company
Emerging Markets Fund
See accompanying notes which are an integral part of the financial statements.
204 Emerging Markets Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2024 and October 31, 2023 were as follows:
2024 (Unaudited) 2023
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 53 $ 802 58 $ 857
Proceeds from reinvestment of distributions 12 172 10 147
Payments for shares redeemed (70) (1,044) (129) (1,900)
Net increase (decrease)
(5) (70) (61) (896)
Class C
Proceeds from shares sold 6 85 9 124
Proceeds from reinvestment of distributions 4 52 4 45
Payments for shares redeemed (24) (337) (59) (786)
Net increase (decrease)
(14) (200) (46) (617)
Class M
Proceeds from shares sold 742 11,219 1,797 26,666
Proceeds from reinvestment of distributions 182 2,677 161 2,287
Payments for shares redeemed (890) (13,477) (3,254) (46,571)
Net increase (decrease)
34 419 (1,296) (17,618)
Class R6
Proceeds from shares sold 21 315 93 1,358
Proceeds from reinvestment of distributions 3 44 —** 6
Payments for shares redeemed (14) (210) (9) (144)
Net increase (decrease)
10 149 84 1,220
Class S
Proceeds from shares sold 1,862 28,029 5,092 75,034
Proceeds from reinvestment of distributions 830 12,278 948 13,540
Payments for shares redeemed (8,967) (133,481) (16,219) (236,040)
Net increase (decrease)
(6,275) (93,174) (10,179) (147,466)
Class Y
Proceeds from shares sold 110 1,670 3,064 45,247
Proceeds from reinvestment of distributions 191 2,818 122 1,737
Payments for shares redeemed (461) (7,054) (1,029) (15,345)
Net increase (decrease)
(160) (2,566) 2,157 31,639
Total increase (decrease)
(6,410) $ (95,442) (9,341) $ (133,738)
**     Less than 500 shares.

See accompanying notes which are an integral part of the financial statements.
206 Emerging Markets Fund
Russell Investment Company
Emerging Markets Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
April 30, 2024* 13.86 .08 1.94 2.02 (.33) —
October 31, 2023 12.84 .33 .96 1.29 (.27) —
October 31, 2022 21.81 .41 (6.79) (6.38) (.61) (1.98)
October 31, 2021 18.13 .27 3.49 3.76 (.08) —
October 31, 2020 18.46 .14 (.03) .11 (.35) (.09)
October 31, 2019 17.56 .23 1.39 1.62 (.25) (.47)
Class C
April 30, 2024* 12.63 .02 1.77 1.79 (.22) —
October 31, 2023 11.72 .20 .87 1.07 (.16) —
October 31, 2022 20.10 .25 (6.20) (5.95) (.45) (1.98)
October 31, 2021 16.77 .09 3.24 3.33 — —
October 31, 2020 17.07 .01 (.05) (.04) (.17) (.09)
October 31, 2019 16.26 .08 1.29 1.37 (.09) (.47)
Class M
April 30, 2024* 13.97 .10 1.96 2.06 (.39) —
October 31, 2023 12.95 .38 .97 1.35 (.33) —
October 31, 2022 21.98 .47 (6.83) (6.36) (.69) (1.98)
October 31, 2021 18.27 .35 3.51 3.86 (.15) —
October 31, 2020 18.61 .21 (.04) .17 (.42) (.09)
October 31, 2019 17.71 .37 1.32 1.69 (.32) (.47)
Class R6
April 30, 2024* 14.03 .11 1.95 2.06 (.39) —
October 31, 2023 13.01 .43 .93 1.36 (.34) —
October 31, 2022 22.05 .48 (6.85) (6.37) (.69) (1.98)
October 31, 2021 18.33 .14 3.73 3.87 (.15) —
October 31, 2020 18.66 .22 (.03) .19 (.43) (.09)
October 31, 2019 17.75 .38 1.33 1.71 (.33) (.47)
Class S
April 30, 2024* 13.99 .09 1.96 2.05 (.37) —
October 31, 2023 12.96 .37 .97 1.34 (.31) —
October 31, 2022 21.99 .45 (6.83) (6.38) (.67) (1.98)
October 31, 2021 18.28 .31 3.53 3.84 (.13) —
October 31, 2020 18.62 .18 (.03) .15 (.40) (.09)
October 31, 2019 17.71 .27 1.41 1.68 (.30) (.47)
Class Y
April 30, 2024* 14.01 .11 1.96 2.07 (.40) —
October 31, 2023 12.99 .39 .97 1.36 (.34) —
October 31, 2022 22.04 .48 (6.84) (6.36) (.71) (1.98)
October 31, 2021 18.32 .23 3.65 3.88 (.16) —
October 31, 2020 18.65 .21 (.02) .19 (.43) (.09)
October 31, 2019 17.75 .32 1.39 1.71 (.34) (.47)

See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 207
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(ǿ)(±)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(ɯ)
%
Ratio of Expenses
to Average
Net Assets,
Net
(Ƃ)(ɯ)
%
Ratio of Net
Investment Income
to Average
Net Assets
(Ƃ)(ɯ)
%
Portfolio
Turnover Rate
(ǿ)
(.33) 15.55 14.74 8,159 1.71 1.45 1.02 33
(.27) 13.86 9.97 7,346 1.79 1.45 2.23 95
(2.59) 12.84 (32.86) 7,583 1.77 1.44 2.41 69
(.08) 21.81 20.76 13,526 1.74 1.42 1.22 52
(.44) 18.13 .44 12,044 1.78 1.55 .80 58
(.72) 18.46 9.65 13,696 1.77 1.64 1.30 86
(.22) 14.20 14.27 3,220 2.46 2.20 .26 33
(.16) 12.63 9.09 3,046 2.54 2.20 1.51 95
(2.43) 11.72 (33.33) 3,368 2.52 2.19 1.63 69
— 20.10 19.86 6,121 2.49 2.17 .45 52
(.26) 16.77 (.32) 6,036 2.53 2.30 .03 58
(.56) 17.07 8.80 8,300 2.51 2.39 .47 86
(.39) 15.64 14.88 109,809 1.46 1.10 1.37 33
(.33) 13.97 10.36 97,617 1.54 1.10 2.57 95
(2.67) 12.95 (32.59) 107,266 1.52 1.09 2.79 69
(.15) 21.98 21.16 157,235 1.49 1.07 1.56 52
(.51) 18.27 .78 110,034 1.53 1.20 1.17 58
(.79) 18.61 10.07 95,567 1.53 1.30 2.07 86
(.39) 15.70 14.88 1,747 1.31 1.05 1.42 33
(.34) 14.03 10.39 1,414 1.38 1.04 2.86 95
(2.67) 13.01 (32.54) 220 1.37 1.04 2.83 69
(.15) 22.05 21.18 308 1.35 1.03 .64 52
(.52) 18.33 .85 1,550 1.38 1.15 1.25 58
(.80) 18.66 10.12 1,954 1.38 1.25 2.10 86
(.37) 15.67 14.78 515,988 1.46 1.20 1.25 33
(.31) 13.99 10.29 548,280 1.54 1.20 2.47 95
(2.65) 12.96 (32.67) 640,012 1.52 1.19 2.69 69
(.13) 21.99 21.01 1,006,019 1.49 1.17 1.41 52
(.49) 18.28 .66 1,049,372 1.53 1.30 1.03 58
(.77) 18.62 9.97 1,251,846 1.52 1.39 1.50 86
(.40) 15.68 14.93 109,904 1.26 1.02 1.44 33
(.34) 14.01 10.44 100,451 1.34 1.02 2.63 95
(2.69) 12.99 (32.54) 65,124 1.33 1.01 2.84 69
(.16) 22.04 21.23 96,275 1.29 .99 1.04 52
(.52) 18.32 .87 209,678 1.33 1.12 1.21 58
(.81) 18.65 10.15 324,234 1.33 1.22 1.76 86

Russell Investment Company
Emerging Markets Fund
See accompanying notes which are an integral part of the financial statements.
208 Emerging Markets Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates as of April 30, 2024 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 20 2 4 with underlying f unds which are, or were, an affiliat-
ed company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2024, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 513,593
Administrative fees 29,764
Distribution fees 3,645
Shareholder servicing fees 662
Transfer agent fees 86,140
Trustee fees 4,227
$ 638,031
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 32,645 $ 168,653 $ 175,811 $ (7) $ (3) $ 25,477 $ 729 $ —
U.S. Cash Collateral Fund 2,554 20,298 22,286 — — 566 72 —
$ 35,199 $ 188,951 $ 198,097 $ (7) $ (3) $ 26,043 $ 801 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 654,780,156 $ 156,508,511 $ (64,052,138) $ 92,456,373

Tax-Managed U.S. Large Cap Fund 209
Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Shareholder Expense Example — April 30, 2024 (Unaudited)
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2023 to April 30, 2024 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account
values and actual expenses. You may use the information in
this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account
during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and
expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2024 $ 1,202.90 $ 1,019. 05
Expenses Paid During Period* $ 6.41 $ 5.8 7
* Expenses are equal to the Fund's annualized expense ratio of 1.17%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2024 $ 1,198.40 $ 1,015.3 2
Expenses Paid During Period* $ 10.4 9 $ 9. 62
* Expenses are equal to the Fund's annualized expense ratio of 1.92%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2024 $ 1,205 .10 $ 1,020. 79
Expenses Paid During Period* $ 4. 50 $ 4. 12
* Expenses are equal to the Fund's annualized expense ratio of 0.82%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

210 Tax-Managed U.S. Large Cap Fund
Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Shareholder Expense Example, continued — April 30, 2024 (Unaudited)
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2024 $ 1,204.30 $ 1,020. 29
Expenses Paid During Period* $ 5.04 $ 4. 62
* Expenses are equal to the Fund's annualized expense ratio of 0.92%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Large Cap Fund 211
Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 98.2%
Consumer Discretionary - 13.7%
Advance Auto Parts, Inc. 14,141 1,032
Amazon.com, Inc.(Æ) 1,890,524 330,842
Autoliv, Inc. 125,456 15,028
AutoZone, Inc.(Æ) 3,781 11,178
Best Buy Co., Inc. 36,279 2,671
BorgWarner, Inc. 44,695 1,465
Capri Holdings, Ltd.(Æ) 255,643 9,070
Charter Communications, Inc. Class A(Æ) 13,349 3,416
Chipotle Mexican Grill, Inc. Class A(Æ) 9,516 30,067
Comcast Corp. Class A 482,865 18,402
Costco Wholesale Corp. 119,777 86,587
Dollar General Corp. 5,400 752
Dollar Tree, Inc.(Æ) 5,970 706
DR Horton, Inc. 169,618 24,169
eBay, Inc. 26,648 1,373
Expedia Group, Inc.(Æ) 5,900 794
Ford Motor Co. 577,448 7,016
Fox Corp. Class A 190,145 5,896
Garmin, Ltd. 46,864 6,770
General Motors Co. 1,063,095 47,340
Grand Canyon Education, Inc.(Æ) 17,657 2,296
Hilton Worldwide Holdings, Inc. 58,633 11,567
Home Depot, Inc. (The) 75,922 25,375
Lennar Corp. Class A 115,250 17,474
Lennar Corp. Class B 28,035 3,936
Liberty Media Corp. Class A(Æ) 77,824 2,122
Lithia Motors, Inc. Class A 37,124 9,444
Live Nation Entertainment, Inc.(Æ) 84,263 7,492
Lowe's Cos., Inc. 185,439 42,278
Marriott International, Inc. Class A 7,893 1,864
McDonald's Corp. 5,663 1,546
Netflix, Inc. Class B(Æ) 73,342 40,385
New York Times Co. (The) Class A 69,057 2,971
News Corp. Class A 251,088 5,976
Nike, Inc. Class B 303,945 28,042
nVent Electric PLC 6,066 437
NVR, Inc.(Æ) 875 6,509
O'Reilly Automotive, Inc.(Æ) 39,735 40,262
PulteGroup, Inc. 240,752 26,825
Raytheon Technologies Corp. 228,015 23,148
Ross Stores, Inc. 30,823 3,993
Royal Caribbean Cruises, Ltd.(Æ) 10,518 1,469
Starbucks Corp. 323,945 28,666
Tapestry, Inc. 78,600 3,138
Target Corp. 158,224 25,471
Tesla, Inc.(Æ) 114,060 20,905
TJX Cos., Inc. (The) 206,593 19,438
Travel + Leisure Co. 52,623 2,291
Ulta Beauty, Inc.(Æ) 13,081 5,296
Walmart, Inc. 526,143 31,226
Walt Disney Co. (The) 237,073 26,339
Whirlpool Corp. 27,702 2,628
Wyndham Hotels & Resorts, Inc. 59,865 4,401
Yum China Holdings, Inc. 29,534 1,078
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Yum! Brands, Inc. 399,588 56,442
1,137,304
Consumer Staples - 4.9%
Archer-Daniels-Midland Co. 387,659 22,740
Church & Dwight Co., Inc. 14,788 1,595
Coca-Cola Co. (The) 336,451 20,783
Coca-Cola Europacific Partners PLC 72,498 5,221
Colgate-Palmolive Co. 61,226 5,628
Conagra Brands, Inc. 722,057 22,225
Constellation Brands, Inc. Class A 26,679 6,762
CVS Health Corp. 634,561 42,966
Estee Lauder Cos., Inc. (The) Class A 968 142
General Mills, Inc. 30,682 2,162
Haleon PLC - ADR 958,773 8,178
Hershey Co. (The) 66,884 12,970
Ingredion, Inc. 166,595 19,090
Kenvue, Inc. 799,303 15,043
Keurig Dr Pepper, Inc. 14,941 504
Kimberly-Clark Corp. 80,889 11,044
Kroger Co. (The) 1,019,703 56,471
Molson Coors Beverage Co. Class B 200,585 11,486
Mondelez International, Inc. Class A 349,771 25,163
Monster Beverage Corp.(Æ) 90,362 4,830
PepsiCo, Inc. 131,962 23,213
Philip Morris International, Inc. 112,197 10,652
Procter & Gamble Co. (The) 266,025 43,415
Sysco Corp. 51,834 3,852
Tyson Foods, Inc. Class A 410,849 24,918
Unilever PLC - ADR 63,080 3,271
404,324
Energy - 4.6%
BP PLC - ADR 717,763 27,828
Canadian Natural Resources, Ltd. 139,082 10,545
Chevron Corp. 274,239 44,227
Devon Energy Corp. 404,053 20,679
Diamondback Energy, Inc. 114,378 23,005
Eaton Corp. PLC 105,586 33,604
EOG Resources, Inc. 137,921 18,223
Exxon Mobil Corp. 603,592 71,387
Hess Corp. 99,432 15,660
Marathon Oil Corp. 323,910 8,697
Marathon Petroleum Corp. 64,204 11,667
Occidental Petroleum Corp. 169,197 11,191
Phillips 66 103,255 14,787
Pioneer Natural Resources Co. 145,969 39,312
Shell PLC - ADR 363,675 26,061
Valero Energy Corp. 63,709 10,185
387,058
Financial Services - 13.6%
AerCap Holdings, Ltd. / AerCap Global
Aviation Trust 393,077 33,211
Affiliated Managers Group, Inc. 30,574 4,773
Aflac, Inc. 25,549 2,137

See accompanying notes which are an integral part of the financial statements.
212 Tax-Managed U.S. Large Cap Fund
Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Allstate Corp. (The) 143,373 24,382
American Express Co. 170,417 39,883
American International Group, Inc. 99,016 7,457
American Tower Corp.(ö) 86,616 14,860
Ameriprise Financial, Inc. 5,878 2,420
Aon PLC Class A 91,169 25,711
Apollo Global Management, Inc. 159,449 17,281
Arthur J Gallagher & Co. 28,088 6,592
Assurant, Inc. 5,910 1,031
Assured Guaranty, Ltd. 599 46
AvalonBay Communities, Inc.(ö) 5,000 948
Bank of America Corp. 854,831 31,637
Bank OZK 21,974 981
Berkshire Hathaway, Inc. Class B(Æ) 185,181 73,467
Brighthouse Financial, Inc.(Æ) 21,037 1,015
Capital One Financial Corp. 147,276 21,124
Carlyle Group, Inc. (The) 225,654 10,109
CBRE Group, Inc. Class A(Æ) 13,218 1,148
Charles Schwab Corp. (The) 196,141 14,505
Chubb, Ltd. 142,769 35,498
Cincinnati Financial Corp. 26,369 3,051
Citigroup, Inc. 1,069,041 65,564
Citizens Financial Group, Inc. 462,301 15,769
CME Group, Inc. Class A 60,045 12,588
Discover Financial Services 35,490 4,498
East West Bancorp, Inc. 28,223 2,102
Equinix, Inc.(ö) 40,864 29,059
Evercore, Inc. Class A 14,201 2,577
Everest Re Group, Ltd. 900 330
Fifth Third Bancorp 223,451 8,147
First Citizens BancShares, Inc. Class A 1,845 3,112
Goldman Sachs Group, Inc. (The) 12,071 5,151
Hartford Financial Services Group, Inc. 63,811 6,183
Howard Hughes Corp. (The)(Æ) 75,401 4,913
Huntington Bancshares, Inc. 831,115 11,195
Intercontinental Exchange, Inc. 163,857 21,098
Janus Henderson Group PLC 119,188 3,721
JPMorgan Chase & Co. 357,953 68,634
Kimco Realty Corp.(ö) 434,379 8,092
Markel Group, Inc.(Æ) 9,476 13,820
MasterCard, Inc. Class A 274,727 123,957
MetLife, Inc. 171,966 12,223
Morgan Stanley 198,001 17,986
Northern Trust Corp. 1,828 151
PNC Financial Services Group, Inc. (The) 22,409 3,434
Progressive Corp. (The) 233,134 48,550
Prologis, LP(ö) 83,284 8,499
Prudential Financial, Inc. 67,246 7,429
Public Storage(ö) 26,394 6,848
Raymond James Financial, Inc. 10,375 1,266
Regions Financial Corp. 1,024,478 19,742
Reinsurance Group of America, Inc. Class A 68,169 12,747
Simon Property Group, Inc.(ö) 3 —
State Street Corp. 42,925 3,112
Synchrony Financial 264,937 11,652
Torchmark Corp. 60,409 4,601
Travelers Cos., Inc. (The) 35,483 7,528
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Truist Financial Corp. 8,224 309
US Bancorp 135,069 5,488
VICI Properties, Inc.(ö) 18,304 523
Visa, Inc. Class A 289,631 77,798
Voya Financial, Inc. 21,215 1,446
Webster Financial Corp. 19,386 850
Wells Fargo & Co. 1,048,463 62,195
Welltower, Inc.(ö) 58,700 5,593
Willis Towers Watson PLC 76,922 19,318
WR Berkley Corp. 65,578 5,047
1,128,112
Health Care - 12.7%
Abbott Laboratories 254,958 27,018
AbbVie, Inc. 303,906 49,427
ABIOMED, Inc.(Š) 9,546 —
Agilent Technologies, Inc. 22,046 3,021
Align Technology, Inc.(Æ) 13,953 3,940
Amgen, Inc. 53,187 14,570
AstraZeneca PLC - ADR 83,355 6,325
Baxter International, Inc. 257,468 10,394
Becton Dickinson & Co. 5,550 1,302
Biogen, Inc.(Æ) 41,527 8,921
Boston Scientific Corp.(Æ) 371,420 26,694
Bristol Myers Squibb Co. 606,500 26,650
Cigna Group (The) 92,006 32,850
Danaher Corp. 215,548 53,159
Dentsply Sirona, Inc. 254,050 7,624
Edwards Lifesciences Corp.(Æ) 94,968 8,041
Elevance Health, Inc. 58,028 30,673
Eli Lilly & Co. 58,299 45,537
Exelixis, Inc.(Æ) 344,804 8,089
Fortrea Holdings, Inc.(Æ) 10,723 392
GE HealthCare Technologies, Inc. 10,656 812
Gilead Sciences, Inc. 182,374 11,891
GSK PLC - ADR 495,568 20,536
HCA Healthcare, Inc. 17,182 5,323
Henry Schein, Inc.(Æ) 92,338 6,397
Hologic, Inc.(Æ) 21,938 1,662
Humana, Inc. 44,369 13,403
Intuitive Surgical, Inc.(Æ) 111,532 41,336
IQVIA, Inc.(Æ) 36,190 8,388
Johnson & Johnson 290,938 42,067
Koninklijke Philips NV(Æ) 528,314 14,027
Laboratory Corp. of America Holdings 10,723 2,159
McKesson Corp. 54,558 29,309
Medtronic PLC 114,906 9,220
Merck & Co., Inc. 310,510 40,124
Molina Healthcare, Inc.(Æ) 4,812 1,646
Novo Nordisk A/S - ADR 153,053 19,638
Organon & Co. 1,049,409 19,530
Pfizer, Inc. 730,910 18,726
Quest Diagnostics, Inc. 72,203 9,977
Regeneron Pharmaceuticals, Inc.(Æ) 69,828 62,193
ResMed, Inc. 34,771 7,441
Revvity, Inc. 44,649 4,575
Sanofi SA - ADR 452,447 22,274

See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Large Cap Fund 213
Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Stryker Corp. 30,069 10,118
Thermo Fisher Scientific, Inc. 76,312 43,400
UnitedHealth Group, Inc. 294,862 142,625
Universal Health Services, Inc. Class B 24,354 4,151
Veeva Systems, Inc. Class A(Æ) 31,948 6,344
Vertex Pharmaceuticals, Inc.(Æ) 79,314 31,155
Viatris, Inc. 705,614 8,164
Waters Corp.(Æ) 24,577 7,595
Zoetis, Inc. Class A 155,815 24,812
1,055,645
Materials and Processing - 4.3%
Air Products & Chemicals, Inc. 1,928 456
Albemarle Corp. 111,782 13,448
Ball Corp. 150,614 10,478
Carrier Global Corp. 231,724 14,249
Celanese Corp. Class A 40,329 6,195
CF Industries Holdings, Inc. 111,424 8,799
Copart, Inc.(Æ) 300,214 16,305
Crown Holdings, Inc. 67,099 5,507
Dow, Inc. 33,546 1,909
DuPont de Nemours, Inc. 273,418 19,823
Ecolab, Inc. 98,808 22,345
Fastenal Co. 23,087 1,569
FMC Corp. 331,696 19,573
Fortune Brands Innovations, Inc. 52,850 3,863
Freeport-McMoRan, Inc. 435,382 21,743
General Electric Co. 31,968 5,173
Ingevity Corp.(Æ) 4,417 226
Johnson Controls International PLC 20,895 1,360
Linde PLC 127,662 56,294
LKQ Corp. 167,488 7,224
Martin Marietta Materials, Inc. 2,605 1,529
Masco Corp. 34,631 2,370
Mohawk Industries, Inc.(Æ) 74,996 8,649
Mosaic Co. (The) 130,023 4,081
NewMarket Corp. 3,892 2,051
Newmont Corp. 583,813 23,726
Nucor Corp. 56,318 9,491
Owens Corning 19,365 3,257
Packaging Corp. of America 39,823 6,889
PPG Industries, Inc. 4,923 635
Reliance Steel & Aluminum Co. 6,664 1,897
Rio Tinto PLC - ADR 37,916 2,572
Royal Gold, Inc. 26,280 3,157
Sherwin-Williams Co. (The) 25,042 7,503
Steel Dynamics, Inc. 64,100 8,341
Trane Technologies PLC 101,010 32,054
United States Steel Corp. 128,633 4,695
359,436
Producer Durables - 8.1%
Alaska Air Group, Inc.(Æ) 402,905 17,333
American Airlines Group, Inc.(Æ) 532,225 7,190
Amphenol Corp. Class A 77,720 9,386
Automatic Data Processing, Inc. 76,295 18,455
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Canadian Pacific Kansas City, Ltd. 164,809 12,926
Chart Industries, Inc.(Æ) 95,972 13,826
Corpay, Inc.(Æ) 60,475 18,272
CoStar Group, Inc.(Æ) 65,712 6,015
CSX Corp. 271,342 9,014
Cummins, Inc. 26,409 7,460
Deere & Co. 58,675 22,966
Delta Air Lines, Inc. 844,632 42,291
Dover Corp. 26,181 4,694
Esab Corp. 29,041 3,075
Expeditors International of Washington, Inc. 44,415 4,944
FedEx Corp. 172,216 45,083
Fortive Corp. 2,085 157
GE Vernova, Inc.(Æ) 7,992 1,228
General Dynamics Corp. 33,727 9,683
Global Payments, Inc. 210,318 25,821
Honeywell International, Inc. 123,717 23,844
Illinois Tool Works, Inc. 1,831 447
Ingersoll Rand, Inc. 185,713 17,331
Kirby Corp.(Æ) 8,376 914
Knight-Swift Transportation Holdings, Inc. 29,855 1,380
L3Harris Technologies, Inc. 11,295 2,418
Lockheed Martin Corp. 1,670 776
Magna International, Inc. Class A 43,188 2,064
Mettler-Toledo International, Inc.(Æ) 16,183 19,900
Moody's Corp. 58,542 21,680
Norfolk Southern Corp. 52,320 12,050
Northrop Grumman Corp. 8,710 4,225
Old Dominion Freight Line, Inc. 99,290 18,042
Otis Worldwide Corp. 183,325 16,719
PACCAR Financial Corp. 90,878 9,643
Parker-Hannifin Corp. 9,867 5,377
Pentair PLC 147,694 11,681
Phinia, Inc. 8,939 349
S&P Global, Inc. 147,100 61,169
TE Connectivity, Ltd. 27,015 3,822
Textron, Inc. 261,296 22,103
TopBuild Corp.(Æ) 3,805 1,540
TransDigm Group, Inc. 1,634 2,039
Union Pacific Corp. 57,200 13,565
United Airlines, Inc.(Æ) 233,018 11,991
United Parcel Service, Inc. Class B 185,479 27,354
United Rentals, Inc. 15,216 10,164
Veralto Corp. 69,339 6,496
Vontier Corp. 741,366 30,122
Waste Management, Inc. 4,229 880
Westinghouse Air Brake Technologies Corp. 204,186 32,890
672,794
Technology - 32.3%
Accenture PLC Class A 187,054 56,286
Adobe, Inc.(Æ) 68,297 31,610
Advanced Micro Devices, Inc.(Æ) 317,118 50,225
Akamai Technologies, Inc.(Æ) 40,523 4,090
Allegion PLC 17,438 2,120
Alphabet, Inc. Class A 955,584 155,550
Alphabet, Inc. Class C 1,209,020 199,053

See accompanying notes which are an integral part of the financial statements.
214 Tax-Managed U.S. Large Cap Fund
Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Analog Devices, Inc. 107,083 21,482
Apple, Inc. 2,211,239 376,640
Applied Materials, Inc. 109,156 21,684
ASML Holding NV 5,728 4,997
Autodesk, Inc.(Æ) 105,904 22,542
Booking Holdings, Inc. 11,334 39,125
Broadcom, Inc. 45,896 59,677
CACI International, Inc. Class A(Æ) 4,386 1,764
Cisco Systems, Inc. 950,984 44,677
Cognizant Technology Solutions Corp.
Class A 136,173 8,944
Corteva, Inc. 230,444 12,474
Dell Technologies, Inc. Class C 66,959 8,346
DXC Technology Co.(Æ) 513,360 10,005
EchoStar Corp. Class A(Æ) 81,367 1,301
Electronic Arts, Inc. 51,566 6,540
F5, Inc.(Æ) 12,816 2,119
Fidelity National Information Services, Inc. 2,700 183
Fortinet, Inc.(Æ) 90,530 5,720
Hewlett Packard Enterprise Co. 43,704 743
HP, Inc. 96,623 2,714
Intel Corp. 146,846 4,474
International Business Machines Corp. 8,601 1,429
Intuit, Inc. 119,498 74,760
Jabil Circuit, Inc. 69,502 8,157
KLA Corp. 5,800 3,998
Lam Research Corp. 32,265 28,858
Meta Platforms, Inc. Class A 391,135 168,255
Microchip Technology, Inc. 57,987 5,334
Micron Technology, Inc. 341,304 38,554
Microsoft Corp. 1,415,981 551,284
MKS Instruments, Inc. 20,581 2,449
Motorola Solutions, Inc. 72,772 24,681
MSCI, Inc. Class A 31,515 14,679
NVIDIA Corp. 317,557 274,376
NXP Semiconductors NV 106,968 27,404
Oracle Corp. 258,811 29,440
Palo Alto Networks, Inc.(Æ) 62,884 18,292
Qorvo, Inc.(Æ) 74,162 8,665
QUALCOMM, Inc. 177,087 29,370
Salesforce, Inc. 184,434 49,602
SAP SE - ADR 53,046 9,612
Seagate Technology Holdings PLC 76,216 6,548
ServiceNow, Inc.(Æ) 56,703 39,314
Skyworks Solutions, Inc. 27,046 2,883
Synopsys, Inc.(Æ) 19,663 10,433
Taiwan Semiconductor Manufacturing Co.,
Ltd. - ADR 195,629 26,868
Teradyne, Inc. 228,975 26,634
Texas Instruments, Inc. 95,483 16,845
VeriSign, Inc.(Æ) 26,378 4,471
Workday, Inc. Class A(Æ) 126,631 30,990
2,689,270
Utilities - 4.0%
American Electric Power Co., Inc. 46,273 3,981
AT&T, Inc. 1,106,448 18,688
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
CenterPoint Energy, Inc. 401,392 11,697
Cheniere Energy, Inc. 73,004 11,521
CMS Energy Corp. 37,178 2,253
ConocoPhillips 538,152 67,603
Consolidated Edison, Inc. 89,657 8,464
Constellation Energy Generation LLC 24,576 4,570
DT Midstream, Inc. 31,773 1,976
DTE Energy Co. 6,566 724
Duke Energy Corp. 80,474 7,907
Edison International 135,613 9,637
Entergy Corp. 120,725 12,878
Exelon Corp. 347,748 13,068
FirstEnergy Corp. 347,328 13,316
NextEra Energy, Inc. 364,249 24,394
NiSource, Inc. 38,538 1,074
NRG Energy, Inc. 628,721 45,689
Public Service Enterprise Group, Inc. 14,344 991
Sempra Energy 29,800 2,135
Southern Co. (The) 159 12
T-Mobile USA, Inc. 305,784 50,200
UGI Corp. 283,875 7,256
Verizon Communications, Inc. 134,698 5,319
Xcel Energy, Inc. 211,099 11,342
336,695
Total Common Stocks
(cost $4,047,513) 8,170,638
Short-Term Investments - 1.6%
U.S. Cash Management Fund(@) 131,296,935
(∞)
131,231
Total Short-Term Investments
(cost $131,250) 131,231
Total Investments - 99.8%
(identified cost $4,178,763) 8,301,869
Other Assets and Liabilities,
Net - 0.2%
20,510
Net Assets - 100.0%
8,322,379

See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Large Cap Fund 215
Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 561 USD 142,129 06/24 (3,682)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (3,682)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Consumer Discretionary $ 1,137,304 $ — $ —
$ —
$ 1,137,304 13 .7
Consumer Staples 404,324 — —
—
404,324 4 .9
Energy 387,058 — —
—
387,058 4 .6
Financial Services 1,128,112 — —
—
1,128,112 13 .6
Health Care 1,055,645 — —
—
1,055,645 12 .7
Materials and Processing 359,436 — —
—
359,436 4 .3
Producer Durables 672,794 — —
—
672,794 8 .1
Technology 2,689,270 — —
—
2,689,270 32 .3
Utilities 336,695 — —
—
336,695 4 .0
Short-Term Investments — — — 131,231 131,231 1 .6
Total Investments 8,170,638 — — 131,231 8,301,869 99 .8
Other Assets and Liabilities, Net
0 .2
100 .0
Other Financial Instruments
Liabilities
Futures Contracts (3,682) — — — (3,682) (—)
*
Total Other Financial Instruments
**
$ (3,682) $ — $ — $ — $ (3,682)
*
Less than 0.5% of net assets.
**
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2024, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of April 30, 2024, if any, were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.
216 Tax-Mananged U.S. Large Cap Fund
Russell Investment Company
Tax-Mananged U.S. Large Cap Fund
Fair Value of Derivative Instruments — April 30, 2024 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 3,682
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 25,591
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ 4,846
* Includes cumulative appr eciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Large Cap Fund 217
Statement of Assets and Liabilities — April 30, 2024 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 4,178,763
Investments, at fair value(>) ........................................................................................................................................................
8,301,869
Receivables:
Dividends and interest ...................................................................................................................................................... 4,900
Dividends from affiliated funds ....................................................................................................................................... 685
Fund shares sold ............................................................................................................................................................... 20,046
From broker(a) ................................................................................................................................................................. 8,057
Prepaid expenses .......................................................................................................................................................................... 70
Total assets ...............................................................................................................................................................
8,335,627
Liabilities
Payables:
Fund shares redeemed ...................................................................................................................................................... 2,771
Accrued fees to affiliates .................................................................................................................................................. 6,394
Other accrued expenses .................................................................................................................................................... 402
Variation margin on futures contracts .............................................................................................................................. 3,681
Total liabilities ...........................................................................................................................................................
13,248
Net Assets ...............................................................................................................................................................
$ 8,322,379

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
See accompanying notes which are an integral part of the financial statements.
218 Tax-Managed U.S. Large Cap Fund
Statement of Assets and Liabilities, continued — April 30, 2024 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 3,962,476
Shares of beneficial interest .........................................................................................................................................................
1,114
Additional paid-in capital ............................................................................................................................................................
4,358,789
Net Assets ...............................................................................................................................................................
$ 8,322,379
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) ..........................................................................................................................................
$ 73.84
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 78.34
Class A — Net assets ........................................................................................................................................................... $ 127,635,757
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 1,728,481
Net asset value per share: Class C (#) ..........................................................................................................................................
$ 68.45
Class C — Net assets ........................................................................................................................................................... $ 44,261,383
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 646,607
Net asset value per share: Class M (#) .........................................................................................................................................
$ 74.74
Class M — Net assets .......................................................................................................................................................... $ 2,316,119,572
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 30,987,469
Net asset value per share: Class S (#) ..........................................................................................................................................
$ 74.78
Class S — Net assets ............................................................................................................................................................ $ 5,834,362,398
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 78,015,712
Amounts in thousands
(>)     Investments in affiliates, U.S. Cash Management Fund $ 131,231
(a)   Receivable from Broker for Futures $ 8,057
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Large Cap Fund 219
Statement of Operations — For the Period Ended April 30, 2024 (Unaudited)
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 57,343
Dividends from affiliated funds ....................................................................................................................................... 4,977
Interest .............................................................................................................................................................................. 247
Securities lending income (net) ....................................................................................................................................... 29
Total investment income ..............................................................................................................................................................
62,596
Expenses
Advisory fees ................................................................................................................................................................... 25,500
Administrative fees .......................................................................................................................................................... 1,918
Custodian fees .................................................................................................................................................................. 240
Distribution fees - Class A ............................................................................................................................................... 150
Distribution fees - Class C ............................................................................................................................................... 161
Transfer agent fees - Class A ........................................................................................................................................... 120
Transfer agent fees - Class C ........................................................................................................................................... 43
Transfer agent fees - Class M .......................................................................................................................................... 2,195
Transfer agent fees - Class S ............................................................................................................................................ 5,602
Professional fees .............................................................................................................................................................. 186
Registration fees ............................................................................................................................................................... 68
Shareholder servicing fees - Class C ............................................................................................................................... 54
Trustees’ fees .................................................................................................................................................................... 194
Printing fees ..................................................................................................................................................................... 128
Miscellaneous .................................................................................................................................................................. 260
Expenses before reductions .............................................................................................................................................. 36,819
Expense reductions .......................................................................................................................................................... (1,097)
Net expenses ................................................................................................................................................................................
35,722
Net investment income (loss) .......................................................................................................................................................
26,874
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (31,416)
Investments in affiliated funds ......................................................................................................................................... (22)
Futures contracts .............................................................................................................................................................. 25,591
Foreign currency-related transactions .............................................................................................................................. 2
Net realized gain (loss) ................................................................................................................................................................
(5,845)
Net change in unrealized appreciation (depreciation) on:
Investments   .................................................................................................................................................................... 1,384,893
Investments in affiliated funds ......................................................................................................................................... (24)
Futures contracts .............................................................................................................................................................. 4,846
Net change in unrealized appreciation (depreciation) ................................................................................................................. 1,389,715
Net realized and unrealized gain (loss) ........................................................................................................................................ 1,383,870
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 1,410,744

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
See accompanying notes which are an integral part of the financial statements.
220 Tax-Managed U.S. Large Cap Fund
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
April 30, 2024
(Unaudited)
Fiscal Year Ended
October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 26,874 $ 46,633
Net realized gain (loss) ....................................................................................................................... (5,845) (28,899)
Net change in unrealized appreciation (depreciation) ........................................................................ 1,389,715 591,643
Net increase (decrease) in net assets from operations .............................................................................. 1,410,744 609,377
Distributions
To shareholders
Class A .......................................................................................................................................... (391) (300)
Class M ......................................................................................................................................... (13,377) (11,492)
Class S .......................................................................................................................................... (29,678) (24,564)
Net decrease in net assets from distributions ............................................................................................ (43,446) (36,356)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... 80,880 555,281
Total Net Increase (Decrease) in Net Assets ........................................................................
1,448,178 1,128,302
Net Assets
Beginning of period .................................................................................................................................. 6,874,201 5,745,899
End of period .............................................................................................................................................
$ 8,322,379 $ 6,874,201

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Large Cap Fund 221
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2024 and October 31, 2023 were as follows:
2024 (Unaudited) 2023
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 226 $ 15,896 201 $ 12,212
Proceeds from reinvestment of distributions 6 391 5 300
Payments for shares redeemed (109) (7,786) (157) (9,549)
Net increase (decrease)
123 8,501 49 2,963
Class C
Proceeds from shares sold 44 2,861 114 6,410
Payments for shares redeemed (54) (3,546) (153) (8,658)
Net increase (decrease)
(10) (685) (39) (2,248)
Class M
Proceeds from shares sold 3,548 257,672 9,171 557,224
Proceeds from reinvestment of distributions 190 13,344 202 11,467
Payments for shares redeemed (3,162) (228,295) (5,415) (335,469)
Net increase (decrease)
576 42,721 3,958 233,222
Class S
Proceeds from shares sold 6,718 482,464 17,855 1,090,373
Proceeds from reinvestment of distributions 419 29,468 429 24,383
Payments for shares redeemed (6,651) (481,589) (13,006) (793,412)
Net increase (decrease)
486 30,343 5,278 321,344
Total increase (decrease)
1,175 $ 80,880 9,246 $ 555,281

See accompanying notes which are an integral part of the financial statements.
222 Tax-Managed U.S. Large Cap Fund
Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Total
Distributions
Class A
April 30, 2024* 61.59 .14 12.34 12.48 (.23) (.23)
October 31, 2023 56.20 .27 5.31 5.58 (.19) (.19)
October 31, 2022 68.42 .13 (12.35) (12.22) — —
October 31, 2021 49.07 (.03) 19.54 19.51 (.16) (.16)
October 31, 2020 45.09 .15 4.11 4.2 6 (.28) (.28)
October 31, 2019 40.57 .30 4.46 4.76 (.24) (.24)
Class C
April 30, 2024* 57.11 (.11) 11.45 11.34 — —
October 31, 2023 52.33 (.17) 4.95 4.78 — —
October 31, 2022 64.19 (.31) (11.55) (11.86) — —
October 31, 2021 46.25 (.46) 18.40 17.94 — —
October 31, 2020 42.57 (.18) 3.86 3.68 — —
October 31, 2019 38.34 (.01) 4.24 4.23 — —
Class M
April 30, 2024* 62.41 .27 12.50 12.77 (.44) (.44)
October 31, 2023 56.96 .48 5.37 5.85 (.40) (.40)
October 31, 2022 69.27 .35 (12.49) (12.14) (.17) (.17)
October 31, 2021 49.65 .18 19.77 19.95 (.33) (.33)
October 31, 2020 45.61 .32 4.15 4.47 (.43) (.43)
October 31, 2019 41.05 .42 4.52 4.94 (.38) (.38)
Class S
April 30, 2024* 62.42 .23 12.51 12.74 (.38) (.38)
October 31, 2023 56.96 .43 5.37 5.80 (.34) (.34)
October 31, 2022 69.27 .29 (12.50) (12.21) (.10) (.10)
October 31, 2021 49.65 .12 19.76 19.88 (.26) (.26)
October 31, 2020 45.60 .28 4.15 4.4 3 (.38) (.38)
October 31, 2019 41.04 .41 4.49 4.9 0 (.34) (.34)

See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Large Cap Fund 223
$
Net Asset Value,
End of
Period
%
Total
Return
(ǿ)(±)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
( ɯ )
%
Ratio of Expenses
to Average
Net Assets,
Net
( Ƃ )( ɯ )
%
Ratio of Net
Investment Income
to Average
Net Assets
( Ƃ )( ɯ )
%
Portfolio
Turnover Rate
(ǿ)
73.84 20.29 127,636 1.17 1.17 .40 10
61.59 9.97 98,852 1.17 1.17 .44 25
56.20 (17.86) 87,448 1.18 1.17 .21 46
68.42 39.83 100,109 1.18 1.17 (.05) 22
49.07 9.47 69,634 1.19 1.17 .32 40
45.09 11.86 50,571 1.19 1.16 .71 34
68.45 19.84 44,261 1.92 1.92 (.34) 10
57.11 9.15 37,520 1.92 1.92 (.31) 25
52.33 (18.48) 36,410 1.93 1.92 (.54) 46
64.19 38.79 43,968 1.93 1.92 (.80) 22
46.25 8.64 32,342 1.94 1.92 (.41) 40
42.57 11.03 29,681 1.94 1.91 (.03) 34
74.74 20.51 2,316,120 .92 .82 .75 10
62.41 10.35 1,898,077 .92 .82 .78 25
56.96 (17.57) 1,506,693 .93 .82 .56 46
69.27 40.33 1,518,925 .93 .82 .29 22
49.65 9.84 620,317 .94 .82 .68 40
45.61 12.23 470,160 .95 .82 .97 34
74.78 20.43 5,834,362 .92 .92 .65 10
62.42 10.26 4,839,752 .92 .92 .69 25
56.96 (17.65) 4,115,348 .93 .92 .46 46
69.27 40.18 4,617,227 .93 .92 .20 22
49.65 9.74 3,341,841 .94 .92 .59 40
45.60 12.12 3,038,276 .94 .91 .97 34

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
See accompanying notes which are an integral part of the financial statements.
224 Tax-Managed U.S. Large Cap Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates as of April 30, 2024 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 2024 with underlying f und s which are, or were, an affiliat-
ed company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2024 , the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 4,775,852
Administrative fees 333,558
Distribution fees 54,285
Shareholder servicing fees 9,254
Transfer agent fees 1,194,636
Trustee fees 26,239
$ 6,393,824
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 199,962 $ 279,654 $ 348,339 $ (22) $ (24) $ 131,231 $ 4,977 $ —
U.S. Cash Collateral Fund 2,755 47,037 49,792 — — — 29 —
$ 202,717 $ 326,691 $ 398,131 $ (22) $ (24) $ 131,231 $ 5,006 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 4,173,015,535 $ 4,140,531,228 $ (15,359,164) $ 4,125,172,064

Tax-Managed U.S. Mid & Small Cap Fund 225
Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Shareholder Expense Example — April 30, 2024 (Unaudited)
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2023 to April 30, 2024 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account
values and actual expenses. You may use the information in
this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account
during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and
expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2024 $ 1,207.60 $ 1,017.45
Expenses Paid During Period* $ 8.18 $ 7.47
* Expenses are equal to the Fund's annualized expense ratio of 1.49%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2024 $ 1,202.90 $ 1,013.87
Expenses Paid During Period* $ 12.10 $ 11.07
* Expenses are equal to the Fund's annualized expense ratio of 2.21%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2024 $ 1,209.80 $ 1,019.34
Expenses Paid During Period* $ 6.10 $ 5.57
* Expenses are equal to the Fund's annualized expense ratio of 1.11%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

226 Tax-Managed U.S. Mid & Small Cap Fund
Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Shareholder Expense Example, continued — April 30, 2024 (Unaudited)
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2024 $ 1,209.30 $ 1,018.85
Expenses Paid During Period* $ 6.65 $ 6.07
* Expenses are equal to the Fund's annualized expense ratio of 1.21%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Mid & Small Cap Fund 227
Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 98.2%
Consumer Discretionary - 14.0%
Advance Auto Parts, Inc. 47,876 3,494
American Eagle Outfitters, Inc. 42,341 1,027
API Group Corp.(Æ) 186,951 7,211
Atkore, Inc. 11,750 2,060
Atlanta Braves Holdings, Inc. Class C(Æ) 35,341 1,323
Bath & Body Works, Inc. 27,381 1,244
Beacon Roofing Supply, Inc.(Æ) 9,638 950
Beazer Homes USA, Inc.(Æ) 51,466 1,443
BJ's Restaurants, Inc.(Æ) 11,885 387
BJ's Wholesale Club Holdings, Inc.(Æ) 10,141 757
Bloomin' Brands, Inc. 149,667 3,860
Boot Barn Holdings, Inc.(Æ) 44,802 4,770
BorgWarner, Inc. 16,984 557
Boyd Gaming Corp. 15,720 841
Brinker International, Inc.(Æ) 19,584 1,050
Brunswick Corp. 39,387 3,176
Caesars Entertainment, Inc.(Æ) 37,977 1,360
Caleres, Inc. 34,500 1,271
Capri Holdings, Ltd.(Æ) 29,394 1,043
Carter's, Inc. 26,132 1,788
Cavco Industries, Inc.(Æ) 5,602 2,040
Century Communities, Inc. 18,164 1,441
Cheesecake Factory, Inc. (The) 22,697 783
Churchill Downs, Inc. 26,380 3,403
Chuy's Holdings, Inc.(Æ) 55,036 1,621
Crocs, Inc.(Æ) 18,496 2,300
Dana Holding Corp. 33,924 422
Dave & Buster's Entertainment, Inc.(Æ) 51,575 2,754
Deckers Outdoor Corp.(Æ) 9,224 7,550
Denny's Corp.(Æ) 216,069 1,733
Dick's Sporting Goods, Inc. 30,377 6,104
Domino's Pizza, Inc. 7,114 3,765
Driven Brands Holdings, Inc.(Æ) 20,898 299
Ethan Allen Interiors, Inc. 16,761 473
FactSet Research Systems, Inc. 4,286 1,787
FirstCash Holdings, Inc. 9,286 1,049
Five Below, Inc.(Æ) 39,323 5,755
Floor & Decor Holdings, Inc. Class A(Æ) 43,915 4,845
Gentherm, Inc.(Æ) 38,134 1,928
G-III Apparel Group, Ltd.(Æ) 88,788 2,499
GMS, Inc.(Æ) 8,715 806
Golden Entertainment, Inc. 57,680 1,849
Grand Canyon Education, Inc.(Æ) 15,870 2,063
Green Brick Partners, Inc.(Æ) 28,092 1,521
Group 1 Automotive, Inc. 2,622 771
Harley-Davidson, Inc. 19,170 659
Hillenbrand, Inc. 10,655 508
Hilton Grand Vacations, Inc.(Æ) 14,163 590
Hooker Furniture Corp. 41,517 706
IAC/InterActiveCorp.(Æ) 70,278 3,342
Instructure Holdings, Inc.(Æ) 70,210 1,343
International Game Technology PLC 47,959 947
Interpublic Group of Cos., Inc. (The) 15,677 477
Johnson Outdoors, Inc. Class A 52,600 2,157
Kontoor Brands, Inc. 40,545 2,516
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Kura Sushi USA, Inc. Class A(Æ) 15,144 1,667
Lear Corp. 16,138 2,031
Levi Strauss & Co. Class A 154,876 3,286
Liberty Latin America, Ltd. Class C(Æ) 148,743 1,121
Liberty Media Corp.(Æ) 76,540 1,842
Light & Wonder, Inc. Class A(Æ) 24,104 2,152
Lions Gate Entertainment Corp. Class B(Æ) 240,719 2,270
Lithia Motors, Inc. Class A 16,816 4,278
Macy's, Inc. 146,489 2,700
Madison Square Garden Entertainment
Corp.(Æ) 29,062 1,138
Marriott Vacations Worldwide Corp. 1,828 176
Meritage Homes Corp. 5,627 933
Monro Muffler Brake, Inc. 14,843 404
Newell Rubbermaid, Inc. 587,151 4,662
Nexstar Media Group, Inc. Class A 33,196 5,313
Norwegian Cruise Line Holdings, Ltd.(Æ) 18,199 344
nVent Electric PLC 34,460 2,484
ODP Corp. (The)(Æ) 8,873 452
Ollie's Bargain Outlet Holdings, Inc.(Æ) 38,795 2,837
OneWater Marine, Inc. Class A(Æ)(Ñ) 100,358 2,078
Papa John's International, Inc. 10,692 660
Patrick Industries, Inc. 7,858 821
Penn Entertainment, Inc.(Æ) 13,154 218
Planet Fitness, Inc. Class A(Æ) 4,543 272
PulteGroup, Inc. 22,204 2,474
PVH Corp. 26,694 2,904
RB Global, Inc. 8,866 635
RCI Hospitality Holdings, Inc. 27,640 1,403
Restoration Hardware(Æ) 8,208 2,028
Revolve Group, Inc.(Æ)(Ñ) 136,364 2,715
Rocky Brands, Inc. 46,209 1,191
SeaWorld Entertainment, Inc.(Æ) 36,534 1,857
Service Corp. International 12,051 864
Shoe Carnival, Inc. 13,128 439
Signet Jewelers, Ltd. 22,099 2,166
Skechers USA, Inc. Class A(Æ) 27,104 1,790
Sphere Entertainment Co.(Æ) 5,963 232
Taylor Morrison Home Corp. Class A(Æ) 26,382 1,478
Texas Roadhouse, Inc. Class A 9,894 1,591
Toll Brothers, Inc. 10,396 1,238
Transcat, Inc.(Æ) 5,568 598
Travel + Leisure Co. 103,969 4,527
Tri Pointe Homes, Inc.(Æ) 33,493 1,234
TripAdvisor, Inc.(Æ) 28,863 760
Universal Electronics, Inc.(Æ)(Ñ) 118,053 1,333
Urban Outfitters, Inc.(Æ) 43,349 1,689
Valvoline, Inc.(Æ) 46,246 1,966
VF Corp. 80,292 1,000
Vista Outdoor, Inc.(Æ) 38,357 1,346
Wabash National Corp. 27,235 629
Weyco Group, Inc. 7,024 206
Whirlpool Corp. 20,932 1,986
Wingstop, Inc. 26,635 10,249
Wyndham Hotels & Resorts, Inc. 19,069 1,402
YETI Holdings, Inc.(Æ) 76,181 2,721

See accompanying notes which are an integral part of the financial statements.
228 Tax-Managed U.S. Mid & Small Cap Fund
Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Ziff Davis, Inc.(Æ) 74,196 3,718
216,926
Consumer Staples - 3.7%
Aramark Services, Inc. 48,225 1,520
BellRing Brands, Inc.(Æ) 21,651 1,194
Calavo Growers, Inc. 84,983 2,290
Casey's General Stores, Inc. 17,980 5,746
Celsius Holdings, Inc.(Æ) 45,498 3,243
elf Beauty, Inc.(Æ) 2,768 450
Grocery Outlet Holding Corp.(Æ) 67,557 1,754
Helen of Troy, Ltd.(Æ) 21,046 1,951
Ingredion, Inc. 16,720 1,916
Inter Parfums, Inc. 9,616 1,119
J&J Snack Foods Corp. 19,425 2,667
JM Smucker Co. (The) 3,611 415
Kellanova 30,424 1,760
Lancaster Colony Corp. 5,277 1,007
Limoneira Co.(Ñ) 24,211 479
MGP Ingredients, Inc. 5,280 414
Nomad Foods, Ltd. 174,566 3,153
Performance Food Group Co.(Æ) 5,696 387
Pilgrim's Pride Corp.(Æ) 57,405 2,068
Post Holdings, Inc.(Æ) 5,407 574
Primo Water Corp. 421,100 7,946
Spectrum Brands Holdings, Inc. 41,731 3,417
Sprouts Farmers Market, Inc.(Æ) 16,574 1,094
Tyson Foods, Inc. Class A 69,205 4,197
US Foods Holding Corp.(Æ) 27,044 1,359
Warby Parker, Inc. Class A(Æ) 212,257 2,492
Weis Markets, Inc. 6,526 412
WK Kellogg Co. 89,248 2,083
57,107
Energy - 4.3%
Antero Resources Corp.(Æ) 98,541 3,351
Centrus Energy Corp. Class A(Æ) 21,431 920
ChampionX Corp. 144,930 4,865
Civitas Resources, Inc. 27,056 1,947
CONSOL Energy, Inc. 7,881 652
Core Laboratories, Inc. 152,463 2,409
Coterra Energy, Inc. 74,311 2,033
Delek US Holdings, Inc. 47,695 1,304
Diamondback Energy, Inc. 18,179 3,656
Dril-Quip, Inc.(Æ) 78,104 1,420
EQT Corp. 17,282 693
First Solar, Inc.(Æ) 5,095 898
Helix Energy Solutions Group, Inc.(Æ) 195,033 2,095
HF Sinclair Corp. 20,474 1,111
Liberty Energy, Inc. Class A 80,925 1,780
Marathon Oil Corp. 79,268 2,128
Matador Resources Co. 38,825 2,419
Natural Gas Services Group, Inc.(Æ) 40,203 888
Newpark Resources, Inc.(Æ) 312,683 2,170
NOV, Inc. 195,700 3,619
NOW, Inc.(Æ) 132,122 1,864
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Oil States International, Inc.(Æ) 273,107 1,090
Par Pacific Holdings, Inc.(Æ) 7,057 217
Pason Systems, Inc. 221,474 2,518
Patterson-UTI Energy, Inc. 410,683 4,444
Pioneer Natural Resources Co. 8,784 2,366
ProPetro Holding Corp.(Æ) 253,670 2,212
REX American Resources Corp.(Æ) 21,510 1,190
Sitio Royalties Corp. Class A 103,818 2,413
Solaris Oilfield Infrastructure, Inc. Class A 55,034 485
Southwestern Energy Co.(Æ) 262,618 1,967
Transocean, Ltd.(Æ) 217,444 1,135
US Silica Holdings, Inc.(Æ) 116,217 1,793
Viper Energy, Inc. 36,186 1,381
Weatherford International PLC(Æ) 11,248 1,390
66,823
Financial Services - 20.0%
Affiliated Managers Group, Inc. 11,012 1,719
Agree Realty Corp.(ö) 61,766 3,534
Air Lease Corp. Class A 108,465 5,449
Alpine Income Property Trust, Inc.(ö) 193,465 2,888
Ambac Financial Group, Inc.(Æ) 134,277 1,940
American Equity Investment Life Holding
Co. 80,474 4,515
American Realty Investors, Inc.(Æ) 25,330 349
Americold Realty Trust, Inc.(ö) 180,226 3,960
Anywhere Real Estate, Inc.(Æ) 46,785 227
Apple Hospitality REIT, Inc.(ö) 26,356 389
Associated Banc-Corp. 20,340 429
Assurant, Inc. 5,539 966
Assured Guaranty, Ltd. 32,646 2,504
Atlantic Union Bankshares Corp. 29,938 951
Axis Capital Holdings, Ltd. 33,614 2,062
Axos Financial, Inc.(Æ) 11,131 563
Banc of California, Inc. 75,251 1,030
Bancorp, Inc. (The)(Æ) 29,842 893
Bank of NT Butterfield & Son, Ltd. (The) 795 27
Bank OZK 42,384 1,892
BankUnited, Inc. 65,135 1,741
Banner Corp. 10,529 459
BGC Group, Inc. Class A 296,615 2,323
Bridgewater Bancshares, Inc.(Æ) 162,507 1,768
Brighthouse Financial, Inc.(Æ) 33,612 1,622
Cadence Bank 57,103 1,580
Camden Property Trust(ö) 10,316 1,028
Cannae Holdings, Inc. 120,572 2,345
Capitol Federal Financial, Inc. 35,277 168
Carter Bankshares, Inc.(Æ) 147,529 1,795
Chatham Lodging Trust(ö) 282,767 2,593
CNO Financial Group, Inc. 65,539 1,726
Cohen & Steers, Inc. 29,267 2,013
Columbia Banking System, Inc. 5,350 101
Community Bank System, Inc. 28,319 1,224
Community Healthcare Trust, Inc.(ö) 48,533 1,288
Compass, Inc. Class A(Æ) 53,426 168
CTO Realty Growth, Inc.(Ñ)(ö) 129,482 2,247
Customers Bancorp, Inc.(Æ) 76,169 3,479

See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Mid & Small Cap Fund 229
Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
DiamondRock Hospitality Co.(ö) 296,977 2,643
Discover Financial Services 20,475 2,595
Distribution Solutions Group, Inc.(Æ) 58,312 1,923
Easterly Government Properties, Inc.(ö) 224,352 2,623
Encore Capital Group, Inc.(Æ) 20,313 835
Enova International, Inc.(Æ) 30,176 1,827
Equity Bancshares, Inc. Class A 49,936 1,663
Equity Commonwealth(Æ)(ö) 100,084 1,874
Equity LifeStyle Properties, Inc. Class A(ö) 6,808 410
Erie Indemnity Co. Class A 4,852 1,857
eXp World Holdings, Inc.(Ñ) 129,926 1,294
Extra Space Storage, Inc.(ö) 6,730 904
F&G Annuities & Life, Inc. 102,569 3,879
Federal Agricultural Mortgage Corp. Class
C 14,346 2,670
First American Financial Corp. 59,536 3,189
First BanCorp 106,817 1,843
First Bancshares, Inc. 24,218 580
First Bank 93,879 1,097
First Citizens BancShares, Inc. Class A 571 963
First Commonwealth Financial Corp. 59,331 783
First Horizon Corp. 98,309 1,467
First Industrial Realty Trust, Inc.(ö) 54,380 2,470
First Internet Bancorp 56,351 1,750
FNB Corp. 90,478 1,207
FTAI Aviation, Ltd. 65,879 4,625
Gaming and Leisure Properties, Inc.(ö) 56,023 2,394
GCM Grosvenor, Inc. Class A 141,882 1,339
Genworth Financial, Inc. Class A(Æ) 108,399 643
Glacier Bancorp, Inc. 83,779 3,031
Globe Life, Inc. 826 63
Goosehead Insurance, Inc. Class A(Æ) 57,728 3,285
Grid Dynamics Holdings, Inc.(Æ) 99,515 972
Hamilton Lane, Inc. Class A 45,334 5,065
Hannon Armstrong Sustainable
Infrastructure Capital, Inc. 91,315 2,284
Hanover Insurance Group, Inc. (The) 23,918 3,105
HBT Financial, Inc. 59,772 1,103
Hingham Institution for Savings(Ñ) 14,452 2,441
Home BancShares, Inc. 125,686 2,976
Horace Mann Educators Corp. 75,025 2,765
Host Hotels & Resorts, Inc.(ö) 34,587 653
Houlihan Lokey, Inc. Class A 57,877 7,379
Howard Hughes Corp. (The)(Æ) 40,210 2,620
Independence Realty Trust, Inc.(ö) 112,785 1,779
Independent Bank Group, Inc. 46,611 1,736
International General Insurance Holdings,
Ltd.(Ñ) 301,956 3,904
Jackson Financial, Inc. Class A 62,653 4,280
Jones Lang LaSalle, Inc.(Æ) 15,726 2,842
Kemper Corp. 55,107 3,213
Kinsale Capital Group, Inc. 3,885 1,411
Lamar Advertising Co. Class A(ö) 5,068 587
LendingClub Corp.(Æ) 121,664 915
Live Oak Bancshares, Inc. 77,922 2,518
Maiden Holdings, Ltd.(Æ) 22,673 47
Metropolitan Bank Holding Corp.(Æ) 1,443 57
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
MGIC Investment Corp. 87,321 1,771
Mid-America Apartment Communities, Inc.
(ö) 4,859 632
Morningstar, Inc. 11,547 3,264
Mr. Cooper Group, Inc.(Æ) 20,365 1,572
NETSTREIT Corp.(ö) 2,099 35
Newmark Group, Inc. Class A 322,719 3,088
NewtekOne, Inc.(Ñ) 194,444 2,098
NexPoint Residential Trust, Inc.(ö) 7,918 271
NMI Holdings, Inc. Class A(Æ) 57,349 1,770
Northrim BanCorp, Inc. 25,286 1,209
OFG Bancorp 134,940 4,873
Old Second Bancorp, Inc. 126,391 1,732
Origin Bancorp, Inc. 80,059 2,378
Pagseguro Digital, Ltd. Class A(Æ) 37,020 461
Pathward Financial, Inc. 18,152 914
Peapack-Gladstone Financial Corp. 18,179 407
Perella Weinberg Partners 95,814 1,430
Phillips Edison & Co., Inc.(ö) 34,142 1,116
Popular, Inc. 38,925 3,308
Postal Realty Trust, Inc. Class A(ö) 37,124 514
Potlatch Corp.(ö) 165,437 6,619
PRA Group, Inc.(Æ) 74,501 1,772
Primerica, Inc. 8,016 1,698
Progyny, Inc.(Æ) 101,900 3,267
Prosperity Bancshares, Inc. 67,929 4,210
Radian Group, Inc. 51,019 1,524
Raymond James Financial, Inc. 29,861 3,643
Regency Centers Corp.(ö) 23,263 1,378
Reinsurance Group of America, Inc. Class A 9,671 1,808
RenaissanceRe Holdings, Ltd. 10,024 2,198
Rexford Industrial Realty, Inc.(ö) 78,806 3,374
RLJ Lodging Trust(ö) 35,334 389
Ryman Hospitality Properties, Inc.(ö) 23,837 2,514
Seacoast Banking Corp. of Florida 109,490 2,526
Selective Insurance Group, Inc. 41,173 4,185
Simmons First National Corp. Class A 39,362 673
Skyward Specialty Insurance Group, Inc.
(Æ) 46,273 1,616
SLM Corp. 75,562 1,601
Southern First Bancshares, Inc.(Æ) 52,856 1,365
Southern Missouri Bancorp, Inc. 31,039 1,245
SouthState Corp. 14,455 1,094
Spire Global, Inc.(Æ)(Ñ) 71,457 746
St. Joe Co. (The) 35,120 2,009
STAG Industrial, Inc.(ö) 74,288 2,555
Starwood Property Trust, Inc.(ö) 66,209 1,256
Stewart Information Services Corp. 53,043 3,289
Stock Yards Bancorp, Inc. 49,260 2,195
Summit Financial Group, Inc. 61,472 1,627
Summit Hotel Properties, Inc.(ö) 393,319 2,364
Sun Communities, Inc.(ö) 13,480 1,501
Sunstone Hotel Investors, Inc.(ö) 15,869 162
Synovus Financial Corp. 33,737 1,207
Tel Aviv Stock Exchange, Ltd. 436,394 2,891
Terreno Realty Corp.(ö) 24,724 1,344
Texas Capital Bancshares, Inc.(Æ) 28,980 1,663

See accompanying notes which are an integral part of the financial statements.
230 Tax-Managed U.S. Mid & Small Cap Fund
Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Towne Bank 31,377 812
Tradeweb Markets, Inc. Class A 18,095 1,840
Transcontinental Realty Investors, Inc.(Æ) 57,438 1,646
Triumph Financial, Inc.(Æ) 13,123 923
UMB Financial Corp. 9,870 786
United Community Banks, Inc. 36,250 915
Unum Group 41,015 2,079
Valley National Bancorp 198,049 1,388
Veritex Holdings, Inc. 46,589 908
Vestis Corp. 94,487 1,740
Virtus Investment Partners, Inc. 1,899 416
Vornado Realty Trust(ö) 62,492 1,627
Voya Financial, Inc. 70,855 4,829
Walker & Dunlop, Inc. 6,326 580
Webster Financial Corp. 50,085 2,195
Western Alliance Bancorp 15,686 891
308,259
Health Care - 12.7%
Acadia Healthcare Co., Inc.(Æ) 5,395 399
Acadia Pharmaceuticals, Inc.(Æ) 18,049 302
AdaptHealth Corp.(Æ) 194,821 1,919
Addus HomeCare Corp.(Æ) 36,431 3,503
Aduro Biotech Holdings, Inc.(Æ)(Š) 15,391 —
Align Technology, Inc.(Æ) 9,207 2,600
Alimera Sciences, Inc.(Æ)(Ñ) 97,532 359
Alphatec Holdings, Inc.(Æ) 3,678 46
Amneal Pharmaceuticals, Inc.(Æ) 162,809 985
Arcellx, Inc.(Æ) 68,263 3,415
Argenx SE - ADR(Æ) 12,847 4,824
Arrowhead Pharmaceuticals, Inc.(Æ) 44,238 1,001
Arvinas, Inc.(Æ) 3,287 104
Ascendis Pharma A/S - ADR(Æ) 3,208 444
Assertio Holdings, Inc.(Æ) 2,337,274 2,069
Avadel Pharmaceuticals PLC(Æ) 77,165 1,401
Azenta, Inc.(Æ) 3,360 176
Beam Therapeutics, Inc.(Æ) 47,442 1,007
Biohaven, Ltd.(Æ) 7,390 287
Bio-Techne Corp. 95,618 6,044
Blueprint Medicines Corp.(Æ) 16,929 1,546
Catalyst Pharmaceuticals, Inc.(Æ) 66,188 996
Centene Corp.(Æ) 19,561 1,429
Certara, Inc.(Æ) 19,992 342
Charles River Laboratories International,
Inc.(Æ) 17,932 4,106
Chemed Corp. 4,610 2,618
Collegium Pharmaceutical, Inc.(Æ) 12,905 477
Cooper Cos, Inc. (The)(Æ) 8,232 733
CorVel Corp.(Æ) 11,987 2,863
Cytokinetics, Inc.(Æ) 81,529 4,999
DaVita HealthCare Partners, Inc.(Æ) 8,875 1,234
Denali Therapeutics, Inc.(Æ) 64,293 993
Dentsply Sirona, Inc. 5,535 166
DexCom, Inc.(Æ) 9,320 1,187
Doximity, Inc. Class A(Æ) 26,771 650
Dyne Therapeutics, Inc.(Æ) 38,028 962
Encompass Health Corp. 51,986 4,335
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Enovis Corp.(Æ) 19,207 1,061
Ensign Group, Inc. (The) 29,828 3,530
Evolus, Inc.(Æ) 111,769 1,316
Fortrea Holdings, Inc.(Æ) 53,760 1,967
Geron Corp.(Æ) 846,417 3,326
Haemonetics Corp.(Æ) 20,950 1,926
Halozyme Therapeutics, Inc.(Æ) 34,605 1,318
HealthEquity, Inc.(Æ) 23,289 1,838
Henry Schein, Inc.(Æ) 50,724 3,514
Icon PLC(Æ) 18,708 5,573
Immunovant, Inc.(Æ) 15,604 428
Inhibrx, Inc.(Æ) 109,922 3,742
Integra LifeSciences Holdings Corp.(Æ) 36,168 1,055
Jasper Therapeutics, Inc.(Æ) 36,475 871
Keros Therapeutics, Inc.(Æ) 33,321 1,879
Kura Oncology, Inc.(Æ) 87,609 1,719
Kymera Therapeutics, Inc.(Æ) 23,886 803
Legend Biotech Corp. - ADR(Æ) 50,349 2,202
LeMaitre Vascular, Inc. 63,624 4,123
Ligand Pharmaceuticals, Inc. Class B(Æ) 9,793 684
Liquidia Corp.(Æ) 67,960 873
LivaNova PLC(Æ) 574 32
Medpace Holdings, Inc.(Æ) 10,606 4,119
MeiraGTx Holdings PLC(Æ) 1,100 5
Molina Healthcare, Inc.(Æ) 4,848 1,659
Neurocrine Biosciences, Inc.(Æ) 21,785 2,996
OmniAb, Inc.(Æ) 6,830 —
Omnicell, Inc.(Æ) 8,347 224
Option Care Health, Inc.(Æ) 41,760 1,248
OraSure Technologies, Inc.(Æ) 13,294 70
Organon & Co. 155,332 2,891
Owens & Minor, Inc.(Æ) 84,431 2,089
Pediatrix Medical Group, Inc.(Æ) 173,259 1,537
Pennant Group, Inc. (The)(Æ) 67,867 1,419
Perrigo Co. PLC 288,921 9,436
PetIQ, Inc.(Æ) 59,756 975
Pliant Therapeutics, Inc.(Æ) 51,094 604
Prestige Brands Holdings, Inc.(Æ) 7,856 564
PTC Therapeutics, Inc.(Æ) 9,522 306
Quest Diagnostics, Inc. 9,746 1,347
QuidelOrtho Corp.(Æ) 13,258 538
Rain Oncology(Æ)(Š) 23,153 1
Recursion Pharmaceuticals, Inc. Class A(Æ)
(Ñ) 1,859 15
Repligen Corp.(Æ) 12,123 1,991
Rocket Pharmaceuticals, Inc.(Æ) 240,965 5,186
Sarepta Therapeutics, Inc.(Æ) 13,002 1,647
Schrodinger, Inc.(Æ) 68,654 1,674
ShockWave Medical, Inc.(Æ) 1,151 380
Smith & Nephew PLC - ADR(Ñ) 155,583 3,754
SpringWorks Therapeutics, Inc.(Æ) 41,443 1,935
STERIS PLC 18,634 3,812
Stevanato Group SpA 33,521 940
Supernus Pharmaceuticals, Inc.(Æ) 14,740 444
Tactile Systems Technology, Inc.(Æ) 86,264 1,188
Tenet Healthcare Corp.(Æ) 21,704 2,437
Terns Pharmaceuticals, Inc.(Æ) 229,157 1,157

See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Mid & Small Cap Fund 231
Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Ultragenyx Pharmaceutical, Inc.(Æ) 18,083 769
United Therapeutics Corp.(Æ) 6,528 1,530
Universal Health Services, Inc. Class B 12,406 2,114
US Physical Therapy, Inc. 23,441 2,379
Varex Imaging Corp.(Æ) 84,346 1,371
Veeva Systems, Inc. Class A(Æ) 6,119 1,215
Veradigm, Inc.(Æ) 222,894 1,781
Vericel Corp.(Æ) 52,837 2,424
Viking Therapeutics, Inc.(Æ) 99,664 7,931
Viridian Therapeutics, Inc.(Æ) 27,941 370
West Pharmaceutical Services, Inc. 14,698 5,254
Xencor, Inc.(Æ) 30,246 633
Xenon Pharmaceuticals, Inc.(Æ) 60,672 2,466
Zai Lab, Ltd. - ADR(Æ)(Ñ) 36,995 585
Zimvie, Inc.(Æ) 172,285 2,619
196,330
Materials and Processing - 10.8%
AAON, Inc. 16,839 1,584
Acuity Brands, Inc. 2,856 709
Advanced Drainage Systems, Inc. 16,562 2,600
AdvanSix, Inc. 25,838 653
Alcoa Corp. 33,253 1,169
American Vanguard Corp. 119,288 1,359
Ashland, Inc. 36,848 3,513
Avient Corp. 10,575 449
Axalta Coating Systems, Ltd.(Æ) 50,647 1,592
Balchem Corp. 20,807 2,942
Ball Corp. 111,318 7,744
Belden, Inc. 5,651 459
Builders FirstSource, Inc.(Æ) 34,934 6,387
Carpenter Technology Corp. 6,401 549
Cleveland-Cliffs, Inc.(Æ) 74,483 1,259
Commercial Metals Co. 77,975 4,190
Core & Main, Inc. Class A(Æ) 14,449 816
Crown Holdings, Inc. 5,723 470
Darling Ingredients, Inc.(Æ) 12,608 534
Eagle Materials, Inc. 17,343 4,348
Element Solutions, Inc. 244,990 5,667
Fabrinet(Æ) 5,341 924
FMC Corp. 36,295 2,142
Fortune Brands Innovations, Inc. 38,931 2,846
Global Industrial Co. 14,785 569
Graphic Packaging Holding Co. 31,734 820
Healthcare Services Group, Inc.(Æ) 261,787 2,780
Huntsman Corp. 21,662 517
Ingevity Corp.(Æ) 42,515 2,174
Innospec, Inc. 4,161 499
Intrepid Potash, Inc.(Æ) 19,097 384
ITT, Inc. 39,309 5,084
Kaiser Aluminum Corp. 45,042 4,076
KAR Auction Services, Inc.(Æ) 46,088 792
Knife River Corp.(Æ) 25,914 2,026
Koppers Holdings, Inc. 14,523 745
Lennox International, Inc. 9,110 4,222
LKQ Corp. 39,109 1,687
Masterbrand, Inc.(Æ) 330,073 5,502
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Mativ Holdings, Inc. 136,947 2,501
MDU Resources Group, Inc. 213,022 5,262
Minerals Technologies, Inc. 21,967 1,601
Modine Manufacturing Co.(Æ) 78,866 7,305
Mohawk Industries, Inc.(Æ) 12,972 1,496
MRC Global, Inc.(Æ) 102,533 1,151
O-I Glass, Inc. (Æ) 30,497 456
Olin Corp. 23,277 1,217
Olympic Steel, Inc. 22,978 1,461
Osisko Gold Royalties, Ltd. 44,839 690
Owens Corning 10,132 1,704
Packaging Corp. of America 4,726 817
Pool Corp. 12,749 4,622
Quaker Chemical Corp. 6,825 1,273
Reliance Steel & Aluminum Co. 9,633 2,743
Resideo Technologies, Inc.(Æ) 50,050 977
Rogers Corp.(Æ) 8,614 1,026
Royal Gold, Inc. 15,752 1,892
RPM International, Inc. 6,601 706
Rush Enterprises, Inc. Class A 70,983 3,118
ScanSource, Inc.(Æ) 24,883 1,036
Sealed Air Corp. 57,486 1,810
Silgan Holdings, Inc. 130,449 6,087
SiteOne Landscape Supply, Inc.(Æ) 13,147 2,063
Sonoco Products Co. 21,424 1,201
SPX Technologies, Inc.(Æ) 51,202 6,237
Steel Dynamics, Inc. 19,144 2,491
Timken Co. (The) 7,696 687
TimkenSteel Corp.(Æ) 51,280 1,054
Trex Co., Inc.(Æ) 50,345 4,458
TriMas Corp. 10,859 282
UFP Industries, Inc. 16,885 1,903
United States Steel Corp. 41,621 1,519
Valmont Industries, Inc. 6,965 1,426
Virco Mfg. Corp. 33,613 359
Watsco, Inc. 4,901 2,194
Westrock Co. 31,055 1,489
Worthington Industries, Inc. 9,630 550
Worthington Steel, Inc. 29,520 909
166,555
Producer Durables - 16.6%
ABM Industries, Inc. 4,061 177
Advantage Solutions, Inc.(Æ) 305,307 1,301
AECOM 40,397 3,731
Alamo Group, Inc. 5,697 1,107
Alarm.com Holdings, Inc.(Æ) 56,742 3,773
Alight, Inc. Class A(Æ) 628,901 5,673
Allison Transmission Holdings, Inc. Class A 13,732 1,010
Alta Equipment Group, Inc. 75,834 843
American Airlines Group, Inc.(Æ) 8,601 116
AMN Healthcare Services, Inc.(Æ) 37,664 2,259
Applied Industrial Technologies, Inc. 4,001 733
ArcBest Corp. 28,587 3,171
Arcosa, Inc. 45,271 3,442
Arhaus, Inc. 180,746 2,288
Avery Dennison Corp. 4,784 1,039

See accompanying notes which are an integral part of the financial statements.
232 Tax-Managed U.S. Mid & Small Cap Fund
Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Badger Meter, Inc. 12,047 2,204
Barnes Group, Inc. 56,557 1,964
Barrett Business Services, Inc. 19,143 2,326
Booz Allen Hamilton Holding Corp. Class A 9,028 1,333
Brady Corp. Class A 34,658 2,045
BWX Technologies, Inc. 42,400 4,061
Cactus, Inc. Class A 29,620 1,470
Carlisle Cos., Inc. 4,808 1,867
Chart Industries, Inc.(Æ) 6,668 961
Comfort Systems USA, Inc. 8,542 2,643
Compass Diversified Holdings 71,300 1,566
Construction Partners, Inc. Class A(Æ) 59,402 3,068
CoStar Group, Inc.(Æ) 25,317 2,317
Crane Co. 20,790 2,911
Cross Country Healthcare, Inc.(Æ) 65,755 1,157
Deluxe Corp. 151,127 2,985
DMC Global, Inc.(Æ) 16,491 261
Donaldson Co., Inc. 16,407 1,185
Dorian LPG, Ltd. 21,165 875
Dorman Products, Inc.(Æ) 22,538 1,971
Dycom Industries, Inc.(Æ) 11,879 1,663
Encore Wire Corp. 5,691 1,590
EnerSys 62,739 5,675
EnPro Industries, Inc. 10,599 1,591
Esab Corp. 43,467 4,602
ESCO Technologies, Inc. 24,586 2,494
Euronet Worldwide, Inc.(Æ) 32,431 3,330
ExlService Holdings, Inc.(Æ) 108,034 3,133
Exponent, Inc. 1,789 164
FARO Technologies, Inc.(Æ) 12,960 243
Flowserve Corp. 160,777 7,582
Fluor Corp.(Æ) 37,800 1,524
Fox Factory Holding Corp.(Æ) 23,342 908
Franklin Electric Co., Inc. 24,410 2,350
FTI Consulting, Inc.(Æ) 7,468 1,597
Gartner, Inc.(Æ) 3,010 1,242
Generac Holdings, Inc.(Æ) 19,345 2,630
GFL Environmental, Inc. 23,751 758
Gorman-Rupp Co. (The) 39,371 1,306
Granite Construction, Inc. 36,560 2,029
GXO Logistics, Inc.(Æ) 31,261 1,552
H&E Equipment Services, Inc. 20,683 999
Hackett Group, Inc. (The) 91,832 1,992
Hawaiian Holdings, Inc.(Æ) 16,734 213
Heico Corp. 12,382 2,568
Herc Holdings, Inc. 7,337 1,049
Hexcel Corp. 8,499 546
Hillman Solutions Corp.(Æ) 57,820 553
Howmet Aerospace, Inc. 42,058 2,807
Huntington Ingalls Industries, Inc. 2,524 699
Insperity, Inc. 14,989 1,543
John Bean Technologies Corp. 3,199 285
Keysight Technologies, Inc.(Æ) 14,446 2,137
Kirby Corp.(Æ) 3,741 408
Knight-Swift Transportation Holdings, Inc. 9,433 436
Lamb Weston Holdings, Inc. 21,425 1,786
Landstar System, Inc. 9,875 1,722
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Limbach Holdings, Inc.(Æ) 15,212 690
Littelfuse, Inc. 12,615 2,910
ManpowerGroup, Inc. 40,259 3,038
MarketAxess Holdings, Inc. 4,289 858
MasTec, Inc.(Æ) 17,488 1,551
Matson, Inc. 32,889 3,545
Maximus, Inc. 23,374 1,876
Mayville Engineering Co., Inc.(Æ) 127,401 1,753
Middleby Corp.(Æ) 8,536 1,186
MillerKnoll, Inc. 145,514 3,700
Murphy USA, Inc. 1,877 777
MYR Group, Inc.(Æ) 11,935 1,984
National CineMedia, Inc.(Æ) 291,472 1,247
Nordson Corp. 6,859 1,771
NV5 Global, Inc.(Æ) 37,969 3,540
Orion Group Holdings, Inc.(Æ) 101,621 723
Paylocity Holding Corp.(Æ) 19,836 3,078
Paysafe, Ltd.(Æ) 102,616 1,459
Pentair PLC 13,065 1,033
Phinia, Inc. 71,599 2,792
PROG Holdings, Inc. 76,867 2,555
Quanta Services, Inc. 9,975 2,579
RBC Bearings, Inc.(Æ) 1,938 474
Regal Rexnord Corp. 9,258 1,494
Repay Holdings Corp.(Æ) 481,325 4,895
RXO, Inc.(Æ) 9,872 187
Ryder System, Inc. 13,972 1,702
Ryerson Holding Corp. 40,494 1,156
Saia, Inc.(Æ) 14,253 5,656
Scotts Miracle-Gro Co. (The) Class A 39,652 2,718
Snap-on, Inc. 3,029 812
Spirit AeroSystems Holdings, Inc. Class
A(Æ) 1,769 57
Stagwell, Inc.(Æ) 158,480 943
Standex International Corp. 22,197 3,837
Sterling Infrastructure, Inc.(Æ) 21,014 2,135
StoneCo, Ltd. Class A(Æ) 11,355 177
Teekay Corp.(Æ) 101,223 741
Teekay Tankers, Ltd. Class A 12,352 720
Teledyne Technologies, Inc.(Æ) 2,321 885
Terex Corp. 16,159 906
Tetra Tech, Inc. 14,434 2,811
Textron, Inc. 11,075 937
Thermon Group Holdings, Inc.(Æ) 79,805 2,548
Tidewater, Inc.(Æ) 10,522 966
TopBuild Corp.(Æ) 6,629 2,683
Toro Co. (The) 9,787 857
TransUnion 16,438 1,200
Trimble Navigation, Ltd.(Æ) 49,203 2,956
UniFirst Corp. 5,646 904
United Rentals, Inc. 4,381 2,926
V2X, Inc.(Æ) 64,624 3,139
Vontier Corp. 157,658 6,406
Watts Water Technologies, Inc. Class A 4,528 899
Werner Enterprises, Inc. 50,897 1,741
WESCO International, Inc. 32,810 5,012
Westinghouse Air Brake Technologies Corp. 15,241 2,455

See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Mid & Small Cap Fund 233
Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Whole Earth Brands, Inc.(Æ)(Ñ) 83,925 405
XPO, Inc.(Æ) 48,776 5,241
255,765
Technology - 13.0%
ACI Worldwide, Inc.(Æ) 19,516 666
ACM Research, Inc. Class A(Æ) 51,695 1,319
ADTRAN Holdings, Inc. 20,291 89
Advanced Micro Devices, Inc.(Æ) 6,838 1,083
American Software, Inc. Class A 121,029 1,224
Appfolio, Inc. Class A(Æ) 15,654 3,550
Arista Networks, Inc.(Æ) 5,368 1,377
Aspen Technology, Inc.(Æ) 9,962 1,961
Augmedix, Inc.(Æ) 154,971 420
Avnet, Inc. 13,838 676
Bandwidth, Inc. Class A(Æ) 10,470 191
Bel Fuse, Inc. Class B 37,493 2,202
Blackbaud, Inc.(Æ) 4,619 360
Box, Inc. Class A(Æ) 18,284 476
Broadridge Financial Solutions, Inc. 6,755 1,307
CACI International, Inc. Class A(Æ) 11,126 4,475
Calix, Inc.(Æ) 8,224 228
CCC Intelligent Solutions Holdings, Inc.(Æ) 277,018 3,108
Clearwater Analytics Holdings, Inc. Class
A(Æ) 129,262 2,040
Cognex Corp. 31,186 1,295
Coherent Corp.(Æ) 58,092 3,174
Concentrix Corp. 5,268 288
Conduent, Inc.(Æ) 410,712 1,294
Crane NXT Co. 72,844 4,430
Daily Journal Corp.(Æ) 2,832 949
Descartes Systems Group, Inc. (The)(Æ) 42,401 3,934
Diebold Nixdorf Inc(Æ) 20,109 637
Digi International, Inc.(Æ) 52,499 1,610
Diodes, Inc.(Æ) 27,037 1,974
Dolby Laboratories, Inc. Class A 32,605 2,532
Donnelley Financial Solutions, Inc.(Æ) 22,618 1,420
DoubleVerify Holdings, Inc.(Æ) 59,249 1,736
DXC Technology Co.(Æ) 61,594 1,200
Dynatrace, Inc.(Æ) 91,730 4,156
Entegris, Inc. 37,074 4,928
Envestnet, Inc.(Æ) 42,297 2,625
Etsy, Inc.(Æ) 14,234 977
Evolent Health, Inc. Class A(Æ) 56,670 1,572
Fair Isaac Corp.(Æ) 7,813 8,855
Five9, Inc.(Æ) 25,765 1,483
Fortinet, Inc.(Æ) 32,036 2,024
GCI Liberty, Inc.(Æ)(Š) 39,677 —
Genpact, Ltd. 67,410 2,072
Global-e Online, Ltd. Class E(Æ) 20,871 700
Globant SA(Æ) 30,283 5,408
GoDaddy, Inc. Class A(Æ) 24,884 3,045
Guidewire Software, Inc.(Æ) 16,199 1,788
IDT Corp. Class B 70,216 2,495
Jabil Circuit, Inc. 6,244 733
Jack Henry & Associates, Inc. 4,880 794
KBR, Inc. 29,089 1,889
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Kimball Electronics, Inc.(Æ) 21,038 440
Kulicke & Soffa Industries, Inc. 196,452 9,092
Kyndryl Holdings, Inc.(Æ) 294,750 5,795
Lattice Semiconductor Corp.(Æ) 11,676 801
MACOM Technology Solutions Holdings,
Inc.(Æ) 5,670 578
MKS Instruments, Inc. 7,346 874
Model N, Inc.(Æ) 21,162 627
Monolithic Power Systems, Inc. 12,574 8,416
NAPCO Security Technologies, Inc. 6,079 247
NCR Atleos Corp.(Æ) 52,621 1,049
NCR Corp.(Æ) 73,848 905
Nice, Ltd. - ADR(Æ) 12,484 2,790
ON Semiconductor Corp.(Æ) 12,467 875
Paycom Software, Inc. 10,740 2,019
PDF Solutions, Inc.(Æ) 26,951 811
Photronics, Inc.(Æ) 34,924 957
PlayAGS, Inc.(Æ) 240,912 2,130
Plexus Corp.(Æ) 29,571 2,987
Power Integrations, Inc. 23,857 1,592
Powerfleet, Inc.(Æ) 69,017 331
Progress Software Corp. 36,263 1,807
PTC, Inc.(Æ) 24,074 4,272
Pure Storage, Inc. Class A(Æ) 71,237 3,590
Q2 Holdings, Inc.(Æ) 13,169 677
Qualys, Inc.(Æ) 20,088 3,293
Rambus, Inc.(Æ) 18,176 996
Red Violet, Inc.(Æ) 47,815 802
RingCentral, Inc. Class A(Æ) 16,741 496
Roku, Inc.(Æ) 14,824 855
Sapiens International Corp. NV 47,738 1,470
Semtech Corp.(Æ) 28,165 1,060
Shutterstock, Inc. 97,650 4,171
Simulations Plus, Inc. 26,192 1,188
SiTime Corp.(Æ) 15,726 1,402
Skyworks Solutions, Inc. 36,355 3,875
SPS Commerce, Inc.(Æ) 34,943 6,076
Super Micro Computer, Inc.(Æ) 9,283 7,972
Synaptics, Inc.(Æ) 8,829 794
SYNNEX Corp. 7,146 842
Teradata Corp.(Æ) 38,145 1,415
Thryv Holdings, Inc.(Æ) 14,703 338
Tyler Technologies, Inc.(Æ) 7,467 3,446
Universal Display Corp. 5,896 931
Verint Systems, Inc.(Æ) 4,327 131
Verra Mobility Corp.(Æ) 64,131 1,512
Vishay Intertechnology, Inc. 89,035 2,060
Western Digital Corp.(Æ) 9,420 667
WNS Holdings, Ltd.(Æ) 6,056 254
Zeta Global Holdings Corp. Class A(Æ) 189,707 2,345
200,822
Utilities - 3.1%
ALLETE, Inc. 50,981 3,019
American States Water Co. 15,862 1,124
APA Corp. 29,717 934
Brookfield Infrastructure Corp. Class A 66,015 2,011

See accompanying notes which are an integral part of the financial statements.
234 Tax-Managed U.S. Mid & Small Cap Fund
Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
California Water Service Group 28,505 1,400
Chesapeake Energy Corp.(Ñ) 23,470 2,109
Chesapeake Utilities Corp. 12,497 1,323
Chord Energy Corp. 9,808 1,736
Cogent Communications Holdings, Inc. 20,249 1,300
DT Midstream, Inc. 67,071 4,172
Gulfport Energy Corp.(Æ) 5,943 943
IDACORP, Inc. 35,404 3,356
Iridium Communications, Inc. 12,321 379
Magnolia Oil & Gas Corp. Class A 14,305 359
Northern Oil and Gas, Inc. 69,706 2,843
NorthWestern Corp. 65,343 3,296
Ovintiv, Inc. 7,842 402
Permian Resources Corp. 76,169 1,276
RGC Resources, Inc.(Ñ) 70,206 1,448
SilverBow Resources, Inc.(Æ) 63,729 1,958
Talos Energy, Inc.(Æ) 103,490 1,364
UGI Corp. 69,449 1,775
Vistra Corp. 100,214 7,600
Vital Energy, Inc.(Æ) 33,838 1,794
Vitesse Energy, Inc. 22,391 497
48,418
Total Common Stocks
(cost $911,186) 1,517,005
Warrants and Rights - 0.0%
Chord Energy Corp.(Æ)(Ñ)
2024  Warrants 12,581 410
Nabors Industries, Inc.(Æ)(Ñ)
2026  Warrants 3,926 28
Total Warrants and Rights
(cost $58) 438
Short-Term Investments - 1.5%
U.S. Cash Management Fund(@) 23,154,439
(∞)
23,143
Total Short-Term Investments
(cost $23,145) 23,143
Other Securities - 0.9%
U.S. Cash Collateral Fund(@)(×) 14,309,460
(∞)
14,309
Total Other Securities
(cost $14,309) 14,309
Total Investments - 100.6%
(identified cost $948,698) 1,554,895
Other Assets and Liabilities,
Net - (0.6)%
(9,722)
Net Assets - 100.0%
1,545,173

See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Mid & Small Cap Fund 235
Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Russell 2000 E-Mini Index Futures 209 USD 20,750 06/24 (1,176)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (1,176)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Consumer Discretionary $ 216,926 $ — $ —
$ —
$ 216,926 14 .0
Consumer Staples 57,107 — —
—
57,107 3 .7
Energy 66,823 — —
—
66,823 4 .3
Financial Services 308,259 — —
—
308,259 20 .0
Health Care 196,329 — 1
—
196,330 12 .7
Materials and Processing 166,555 — —
—
166,555 10 .8
Producer Durables 255,765 — —
—
255,765 16 .6
Technology 200,822 — —
—
200,822 13 .0
Utilities 48,418 — —
—
48,418 3 .1
Warrants and Rights 438 — — — 438 —
*
Short-Term Investments — — — 23,143 23,143 1 .5
Other Securities — — — 14,309 14,309 0 .9
Total Investments 1,517,442 — 1 37,452 1,554,895 100 .6
Other Assets and Liabilities, Net
(0 .6)
100 .0
Other Financial Instruments
A
Liabilities
Futures Contracts (1,176) — — — (1,176) (0 .1)
Total Other Financial Instruments
**
$ (1,176) $ — $ — $ — $ (1,176)
*
Less than .05% of net assets.
**
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2024, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of April 30, 2024, if any, were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.
236 Tax-Managed U.S. Mid & Small Cap Fund
Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Fair Value of Derivative Instruments — April 30, 2024 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 1,176
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 3,437
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ 2,929
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Amounts in thousands
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Mid & Small Cap Fund 237
Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2024 (Unaudited)
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 13,591 $ — $ 13,591
Total Financial and Derivative Assets
13,591 — 13,591
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 13,591 $ — $ 13,591
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 639 $ — $ 639 $ —
Bank of Nova Scotia
193 — 193 —
Barclays
700 — 700 —
Citigroup
4,466 — 4,466 —
Fidelity
1,086 — 1,086 —
Goldman Sachs
3,189 — 3,189 —
HSBC
892 — 892 —
Morgan Stanley
1,446 — 1,446 —
Wells Fargo
980 — 980 —
Total
$ 13,591 $ — $ 13,591 $ —
* Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^ Collateral received and pledged amounts may not reconcile to those disclosed in the statement of Assets and Liabilities due to inclusion of off- Balance Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
See accompanying notes which are an integral part of the financial statements.
238 Tax-Managed U.S. Mid & Small Cap Fund
Statement of Assets and Liabilities — April 30, 2024 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 948,698
Investments, at fair value(*)(>) ....................................................................................................................................................
1,554,895
Foreign currency holdings(^) ....................................................................................................................................................... 1,236
Receivables:
Dividends and interest ...................................................................................................................................................... 231
Dividends from affiliated funds ....................................................................................................................................... 97
Investments sold ............................................................................................................................................................... 560
Fund shares sold ............................................................................................................................................................... 3,562
From broker(a) ................................................................................................................................................................. 2,100
Prepaid expenses .......................................................................................................................................................................... 12
Total assets ...............................................................................................................................................................
1,562,693
Liabilities
Payables:
Fund shares redeemed ...................................................................................................................................................... 383
Accrued fees to affiliates .................................................................................................................................................. 1,515
Other accrued expenses .................................................................................................................................................... 137
Variation margin on futures contracts .............................................................................................................................. 1,176
Payable upon return of securities loaned ..................................................................................................................................... 14,309
Total liabilities ...........................................................................................................................................................
17,520
Net Assets ...............................................................................................................................................................
$ 1,545,173

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Mid & Small Cap Fund 239
Statement of Assets and Liabilities, continued — April 30, 2024 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 578,755
Shares of beneficial interest .........................................................................................................................................................
399
Additional paid-in capital ............................................................................................................................................................
966,019
Net Assets ...............................................................................................................................................................
$ 1,545,173
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) .......................................................................................................................................... $ 36.76
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 39.00
Class A — Net assets ........................................................................................................................................................... $ 29,115,547
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 792,131
Net asset value per share: Class C (#) .......................................................................................................................................... $ 30.18
Class C — Net assets ........................................................................................................................................................... $ 14,099,082
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 467,110
Net asset value per share: Class M (#) ......................................................................................................................................... $ 38.94
Class M — Net assets .......................................................................................................................................................... $ 376,679,098
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 9,673,829
Net asset value per share: Class S (#) .......................................................................................................................................... $ 38.80
Class S — Net assets ............................................................................................................................................................ $ 1,125,279,493
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 29,002,209
Amounts in thousands
(^)     Foreign currency holdings - cost $ 1,242
(*)     Securities on loan included in investments $ 13,591
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 37,452
(a)   Receivable from Broker for Futures $ 2,100
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
See accompanying notes which are an integral part of the financial statements.
240 Tax-Managed U.S. Mid & Small Cap Fund
Statement of Operations — For the Period Ended April 30, 2024 (Unaudited)
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 9,479
Dividends from affiliated funds ....................................................................................................................................... 998
Interest .............................................................................................................................................................................. 68
Securities lending income (net) ....................................................................................................................................... 92
Total investment income ..............................................................................................................................................................
10,637
Expenses
Advisory fees ................................................................................................................................................................... 7,212
Administrative fees .......................................................................................................................................................... 360
Custodian fees .................................................................................................................................................................. 71
Distribution fees - Class A ............................................................................................................................................... 35
Distribution fees - Class C ............................................................................................................................................... 52
Transfer agent fees - Class A ........................................................................................................................................... 28
Transfer agent fees - Class C ........................................................................................................................................... 14
Transfer agent fees - Class M .......................................................................................................................................... 360
Transfer agent fees - Class S ............................................................................................................................................ 1,090
Professional fees .............................................................................................................................................................. 61
Registration fees ............................................................................................................................................................... 54
Shareholder servicing fees - Class C ............................................................................................................................... 17
Trustees’ fees .................................................................................................................................................................... 39
Printing fees ..................................................................................................................................................................... 60
Miscellaneous .................................................................................................................................................................. 78
Expenses before reductions .............................................................................................................................................. 9,531
Expense reductions .......................................................................................................................................................... (591)
Net expenses ................................................................................................................................................................................
8,940
Net investment income (loss) .......................................................................................................................................................
1,697
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (9,585)
Investments in affiliated funds ......................................................................................................................................... (4)
Futures contracts .............................................................................................................................................................. 3,437
Foreign currency-related transactions .............................................................................................................................. 1
Net realized gain (loss) ................................................................................................................................................................
(6,151)
Net change in unrealized appreciation (depreciation) on:
Investments   .................................................................................................................................................................... 263,988
Investments in affiliated funds ......................................................................................................................................... (3)
Futures contracts .............................................................................................................................................................. 2,929
Foreign currency-related transactions .............................................................................................................................. 33
Net change in unrealized appreciation (depreciation) ................................................................................................................. 266,947
Net realized and unrealized gain (loss) ........................................................................................................................................ 260,796
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 262,493

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Mid & Small Cap Fund 241
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
April 30, 2024
(Unaudited)
Fiscal Year Ended
October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 1,697 $ 4,312
Net realized gain (loss) ....................................................................................................................... (6,151) 40,665
Net change in unrealized appreciation (depreciation) ........................................................................ 266,947 (120,546)
Net increase (decrease) in net assets from operations .............................................................................. 262,493 (75,569)
Distributions
To shareholders
Class M ......................................................................................................................................... (711) (1,167)
Class S .......................................................................................................................................... (1,174) (2,433)
Net decrease in net assets from distributions ............................................................................................ (1,885) (3,600)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... 26,650 26,510
Total Net Increase (Decrease) in Net Assets ........................................................................
287,258 (52,659)
Net Assets
Beginning of period .................................................................................................................................. 1,257,915 1,310,574
End of period .............................................................................................................................................
$ 1,545,173 $ 1,257,915

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
See accompanying notes which are an integral part of the financial statements.
242 Tax-Managed U.S. Mid & Small Cap Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2024 and October 31, 2023 were as follows:
2024 (Unaudited) 2023
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 151 $ 5,259 96 $ 3,163
Payments for shares redeemed (55) (1,984) (212) (6,856)
Net increase (decrease)
96 3,275 (116) (3,693)
Class C
Proceeds from shares sold 42 1,255 75 2,055
Payments for shares redeemed (47) (1,363) (110) (3,002)
Net increase (decrease)
(5) (108) (35) (947)
Class M
Proceeds from shares sold 1,186 45,585 2,808 97,515
Proceeds from reinvestment of distributions 18 710 35 1,165
Payments for shares redeemed (89 4 ) (34,031) (3,161) (108,617)
Net increase (decrease)
3 1 0 12,264 (318) (9,937)
Class S
Proceeds from shares sold 2,689 101,732 7,789 269,157
Proceeds from reinvestment of distributions 30 1,165 73 2,416
Payments for shares redeemed (2,449) (91,678) (6,721) (230,486)
Net increase (decrease)
270 11,219 1,141 41,087
Total increase (decrease)
67 1 $ 26,650 672 $ 26,510

See accompanying notes which are an integral part of the financial statements.
244 Tax-Managed U.S. Mid & Small Cap Fund
Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
April 30, 2024* 30.44 (.01) 6.33 6.32 — —
October 31, 2023 32.28 .01 (1.85) (1.84) — —
October 31, 2022 39.31 (.09) (6.90) (6.99) — (.04)
October 31, 2021 26.66 (.15) 12.85 12.70 (.05) —
October 31, 2020 27.19 (.04) (.46) (.50) (.03) —
October 31, 2019 25.58 (.03) 1.64 1.61 — —
Class C
April 30, 2024* 25.09 (.12) 5.21 5.09 — —
October 31, 2023 26.80 (.19) (1.52) (1.71) — —
October 31, 2022 32.88 (.28) (5.76) (6.04) — (.04)
October 31, 2021 22.42 (.35) 10.81 10.46 — —
October 31, 2020 23.01 (.19) (.40) (.59) — —
October 31, 2019 21.80 (.19) 1.40 1.21 — —
Class M
April 30, 2024* 32.25 .06 6.71 6.77 (.08) —
October 31, 2023 34.19 .14 (1.96) (1.82) (.12) —
October 31, 2022 41.47 .05 (7.29) (7.24) — (.04)
October 31, 2021 28.11 (.01) 13.52 13.51 (.15) —
October 31, 2020 28.64 .05 (.46) (.41) (.12) —
October 31, 2019 26.84 .06 1.74 1.80 — —
Class S
April 30, 2024* 32.12 .04 6.68 6.72 (.04) —
October 31, 2023 34.06 .11 (1.96) (1.85) (.09) —
October 31, 2022 41.35 .01 (7.26) (7.25) — (.04)
October 31, 2021 28.03 (.05) 13.49 13.44 (.12) —
October 31, 2020 28.56 .03 (.47) (.44) (.09) —
October 31, 2019 26.79 .05 1.72 1.77 — —

See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Mid & Small Cap Fund 245
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(ǿ)(±)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(ɯ)
%
Ratio of Expenses
to Average
Net Assets,
Net
(Ƃ)(ɯ)
%
Ratio of Net
Investment Income
to Average
Net Assets
(Ƃ)(ɯ)
%
Portfolio
Turnover Rate
(ǿ)
— 36.76 20.76 29,116 1.51 1.49 (.07) 22
— 30.44 (5.70) 21,180 1.51 1.48 .03 71
(.04) 32.28 (17.79) 26,204 1.52 1.48 (.25) 66
(.05) 39.31 47.69 29,140 1.52 1.48 (.40) 35
(.03) 26.66 (1.86) 18,270 1.54 1.48 (.16) 81
— 27.19 6.29 15,657 1.53 1.47 (.11) 66
— 30.18 20.29 14,099 2.26 2.21 (.78) 22
— 25.09 (6.38) 11,837 2.26 2.20 (.69) 71
(.04) 26.80 (18.38) 13,595 2.27 2.20 (.97) 66
— 32.88 46.65 16,259 2.27 2.20 (1.13) 35
— 22.42 (2.56) 10,666 2.29 2.20 (.86) 81
— 23.01 5.55 12,271 2.29 2.20 (.83) 66
(.08) 38.94 20.98 376,679 1.26 1.11 .32 22
(.12) 32.25 (5.34) 301,992 1.26 1.10 .40 71
(.04) 34.19 (17.47) 331,061 1.27 1.10 .15 66
(.15) 41.47 48.19 308,276 1.27 1.10 (.03) 35
(.12) 28.11 (1.45) 134,435 1.30 1.10 .20 81
— 28.64 6.71 81,546 1.30 1.10 .20 66
(.04) 38.80 20.93 1,125,279 1.26 1.21 .22 22
(.09) 32.12 (5.45) 922,906 1.26 1.20 .30 71
(.04) 34.06 (17.54) 939,714 1.27 1.20 .04 66
(.12) 41.35 48.05 1,020,504 1.27 1.20 (.12) 35
(.09) 28.03 (1.55) 714,752 1.29 1.20 .13 81
— 28.56 6.61 651,086 1.29 1.20 .17 66

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
See accompanying notes which are an integral part of the financial statements.
246 Tax-Managed U.S. Mid & Small Cap Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates as of April 30, 2024 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 20 2 4 with underlying f unds which are, or were, an affiliat-
ed company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2024, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 1,262,252
Administrative fees 62,221
Distribution fees 15,014
Shareholder servicing fees 2,975
Transfer agent fees 163,325
Trustee fees 9,068
$ 1,514,855
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 35,622 $ 103,594 $ 116,066 $ (4) $ (3) $ 23,143 $ 998 $ —
U.S. Cash Collateral Fund 28,387 89,880 103,958 — — 14,309 636 —
$ 64,009 $ 193,474 $ 220,024 $ (4) $ (3) $ 37,452 $ 1,634 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 951,560,266 $ 624,995,866 $ (22,836,847) $ 602,159,019

Tax-Managed International Equity Fund 247
Russell Investment Company
Tax-Managed International Equity Fund
Shareholder Expense Example — April 30, 2024 (Unaudited)
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2023 to April 30, 2024 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account
values and actual expenses. You may use the information in
this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account
during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and
expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2024 $ 1,145.90 $ 1,018. 40
Expenses Paid During Period* $ 6. 94 $ 6. 52
* Expenses are equal to the Fund's annualized expense ratio of 1.30%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2024 $ 1,142.10 $ 1,014. 67
Expenses Paid During Period* $ 10. 92 $ 10. 27
* Expenses are equal to the Fund's annualized expense ratio of 2.05%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2024 $ 1,147.80 $ 1,020. 14
Expenses Paid During Period* $ 5. 07 $ 4. 77
* Expenses are equal to the Fund's annualized expense ratio of 0.95%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

248 Tax-Managed International Equity Fund
Russell Investment Company
Tax-Managed International Equity Fund
Shareholder Expense Example, continued — April 30, 2024 (Unaudited)
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2024 $ 1,146.80 $ 1,019. 64
Expenses Paid During Period* $ 5. 60 $ 5. 27
* Expenses are equal to the Fund's annualized expense ratio of 1.05%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 249
Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 92.6%
Argentina - 0.2%
Grupo Financiero Galicia SA - ADR(Æ) 81,597 2,646
YPF SA - ADR(Æ) 204,490 4,491
7,137
Australia - 1.4%
Aristocrat Leisure, Ltd. 62,297 1,596
ASX, Ltd. - ADR 41,060 1,681
BHP Group, Ltd. - ADR 186,295 5,137
BlueScope Steel, Ltd. 157,115 2,318
Brambles, Ltd. 164,769 1,547
Coles Group, Ltd. 53,706 563
Commonwealth Bank of Australia
- ADR 93,336 6,887
Glencore PLC 973,114 5,667
Goodman Group(ö) 303,937 6,146
Medibank Pvt, Ltd. 519,559 1,192
Northern Star Resources, Ltd. 106,919 1,021
Qantas Airways, Ltd.(Æ) 391,162 1,484
QBE Insurance Group, Ltd. 163,228 1,872
Rio Tinto PLC 66,336 4,521
Rio Tinto, Ltd. - ADR 26,247 2,199
Santos, Ltd. 219,561 1,088
Sonic Healthcare, Ltd. 17,165 296
Telstra Group, Ltd. 771,658 1,833
Wesfarmers, Ltd. 35,464 1,530
Woolworths Group, Ltd. 28,891 594
49,172
Austria - 0.4%
ams AG(Æ) 177,811 214
Erste Group Bank AG 233,735 10,887
Mondi PLC 208,386 3,960
15,061
Belgium - 0.2%
Ageas SA 46,044 2,114
Anheuser-Busch InBev SA 37,682 2,257
Elia Group SA 5,497 530
Proximus SA 205,101 1,508
UCB SA 18,248 2,418
8,827
Brazil - 2.7%
Ambev SA(Æ) 2,728,400 6,384
Atacadao SA(Æ) 1,032,741 2,222
B3 SA - Brasil Bolsa Balcao 148,446 308
Banco Bradesco SA - ADR 3,486,731 9,414
Banco do Brasil SA 538,604 2,844
Centrais Eletricas Brasileiras SA 684,726 4,992
Cia de Saneamento Basico do Estado de
Sao Paulo(Æ) 306,008 4,763
Cosan SA 3,459 10
Equatorial Energia SA 295,294 1,740
Hypera SA(Æ) 31,472 179
Itau Unibanco Holding SA - ADR 910,178 5,507
Localiza Rent a Car SA(Æ) 865,722 8,174
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Lojas Renner SA(Æ) 693,649 2,048
MercadoLibre, Inc.(Æ) 3,851 5,617
Petro Rio SA 118,570 1,096
Petroleo Brasileiro SA - ADR 779,323 13,225
Raia Drogasil SA 885,644 4,363
Rumo SA 506,629 1,967
Suzano SA(Æ) 104,926 1,181
Telefonica Brasil SA(Æ) 464,384 4,234
Ultrapar Participacoes SA 627,123 3,122
Vale SA Class B - ADR 792,100 9,640
WEG SA 195,046 1,486
Wheaton Precious Metals Corp. 29,676 1,546
96,062
Burkina Faso - 0.0%
Endeavour Mining PLC 71,170 1,487
Canada - 4.0%
Agnico Eagle Mines, Ltd. 9,779 619
Alimentation Couche-Tard, Inc. 139,815 7,749
ARC Resources, Ltd. 134,430 2,434
Bank of Montreal 7,324 654
Bank of Nova Scotia (The) 12,742 585
Barrick Gold Corp. 212,680 3,535
Brookfield Asset Management, Inc. 10,546 423
Brookfield Asset Management, Inc.
Class A 24,440 934
CAE, Inc.(Æ) 116,256 2,243
Cameco Corp. Class A 65,482 2,988
Canadian National Railway Co. 125,103 15,184
Canadian Natural Resources, Ltd. 9,254 701
Canadian Pacific Kansas City, Ltd. 54,723 4,293
CCL Industries, Inc. Class B 59,400 3,033
Cenovus Energy, Inc. 50,145 1,030
CGI Group, Inc.(Æ) 48,937 4,959
Constellation Software, Inc. 1,754 4,516
Dollarama, Inc. 87,191 7,274
Empire Co., Ltd. Class A 59,482 1,386
Fairfax Financial Holdings, Ltd. 3,122 3,394
Fortis, Inc. 2,182 86
Franco-Nevada Corp. Class T 18,437 2,219
Hydro One, Ltd.(Þ) 26,918 754
iA Financial Corp., Inc. 28,702 1,740
Imperial Oil, Ltd. 17,826 1,226
Intact Financial Corp. 28,889 4,748
Ivanhoe Mines, Ltd. Class A(Æ) 898,198 12,175
Loblaw Cos., Ltd. 53,003 5,812
Magna International, Inc. Class A 143,808 6,874
Manulife Financial Corp. 61,861 1,443
Metro, Inc. Class A 53,505 2,737
National Bank of Canada 9,586 770
Nutrien, Ltd. 46,883 2,472
Open Text Corp. 7,239 256
Pembina Pipeline Corp. 10,204 359
Rogers Communications, Inc. Class B 14,426 540
Royal Bank of Canada - GDR 45,502 4,402
Saputo, Inc. - ADR 97,059 1,866

See accompanying notes which are an integral part of the financial statements.
250 Tax-Managed International Equity Fund
Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Shopify, Inc. Class A(Æ) 81,595 5,728
Stantec, Inc. 86,383 6,878
Sun Life Financial, Inc. 33,514 1,711
Suncor Energy, Inc. 18,907 721
TC Energy Corp. 23,459 840
Teck Resources, Ltd. Class B 57,155 2,810
TFI International, Inc. 9,381 1,222
Toromont Industries, Ltd. 2,158 198
Toronto-Dominion Bank (The) 83,171 4,934
West Fraser Timber Co., Ltd. 20,584 1,577
145,032
Chile - 0.1%
Antofagasta PLC 35,475 976
Empresas COPEC SA 99,745 712
Enel Americas SA 15,556,491 1,458
Sociedad Quimica y Minera de Chile
SA - ADR 11,914 544
3,690
China - 9.8%
Alibaba Group Holding, Ltd. 4,398,777 41,293
Aluminum Corp. of China, Ltd. Class A 1,778,933 1,822
Aluminum Corp. of China, Ltd. Class H 7,286,689 4,867
Anhui Conch Cement Co., Ltd. Class H 789,891 1,832
Anhui Gujing Distillery Co Ltd Class A 21,000 786
Anta Sports Products, Ltd. 49,800 565
Baidu, Inc. Class A(Æ) 451,409 5,873
Baidu, Inc. - ADR(Æ) 32,347 3,345
Bank of China, Ltd. Class H 1,994,000 898
Beijing Oriental Yuhong Waterproof
Technology Co., Ltd. Class A 982,700 1,987
BYD Co., Ltd. Class H 231,500 6,345
CGN Power Co., Ltd. Class A 1,316,700 747
CGN Power Co., Ltd. Class H(Þ) 2,578,000 866
China Construction Bank Corp. Class H 15,527,000 10,065
China Energy Engineering Group Co.,
Ltd.(Æ) 3,115,420 947
China International Capital Corp., Ltd.
Class H(Þ) 2,289,200 2,747
China Life Insurance Co., Ltd. Class H 782,000 1,029
China Longyuan Power Group Corp.,
Ltd. Class H 619,795 435
China Mengniu Dairy Co., Ltd. 247,223 514
China Merchants Bank Co., Ltd. Class
A 41,016 194
China Merchants Bank Co., Ltd. Class
H 885,598 3,865
China Merchants Securities Co., Ltd.
Class A 761,750 1,536
China Merchants Shekou Industrial
Zone Holdings Co., Ltd. Class A 1,899,680 2,214
China Oilfield Services, Ltd. Class H 1,940,593 2,081
China Overseas Land & Investment,
Ltd. 714,000 1,312
China Resources Beer Holdings Co.,
Ltd. 158,000 723
China Resources Land, Ltd. 1,560,617 5,598
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
China Southern Airlines Co., Ltd. Class
A(Æ) 898,100 703
China Tourism Group Duty Free Corp.,
Ltd. Class H(Þ) 189,000 1,668
China Tower Corp., Ltd. Class H(Þ) 15,004,000 1,757
Chow Tai Fook Jewellery Group, Ltd. 520,000 708
CITIC Securities Co., Ltd. Class H 1,062,500 1,689
CMOC Group, Ltd. Class A 724,700 893
Contemporary Amperex Technology
Co., Ltd. Class A 102,164 2,863
Country Garden Services Holdings Co.,
Ltd. 4,903,751 3,304
CSPC Pharmaceutical Group, Ltd. 1,571,447 1,295
DiDi Global, Inc. - ADR(Æ) 179,848 888
Dongfeng Motor Group Co., Ltd. Class
H 2,466,000 894
Foshan Haitian Flavouring & Food Co.,
Ltd. Class A 212,430 1,150
Fuyao Glass Industry Group Co., Ltd.
Class A 210,900 1,448
Ganfeng Lithium Group Co., Ltd. Class
H(Þ) 331,600 970
Geely Automobile Holdings, Ltd. 6,018,421 7,262
H World Group, Ltd. - ADR 160,434 5,890
Haier Smart Home Co., Ltd. Class H 2,583,316 9,585
Haitian International Holdings, Ltd. 466,000 1,518
Huatai Securities Co., Ltd. Class A 958,200 1,812
Industrial & Commercial Bank of
China, Ltd. Class H 15,718,463 8,456
JD.com, Inc. Class A 129,500 1,878
JD.com, Inc. - ADR 103,149 2,980
Jiangsu Hengrui Pharmaceuticals Co.,
Ltd. Class A 137,771 879
JOYY, Inc. - ADR 29,165 951
Kanzhun, Ltd. - ADR 150,292 2,974
Kuaishou Technology(Æ)(Þ) 1,920,717 13,541
Kweichow Moutai Co., Ltd. Class A 7,700 1,812
Lenovo Group, Ltd. 3,300,000 3,738
Li Auto, Inc. Class A(Æ) 201,801 2,661
Li Auto, Inc. - ADR(Æ) 111,688 2,935
Li Ning Co., Ltd. 837,453 2,206
Liaoning Port Co., Ltd. Class A 3,585,900 713
Longfor Group Holdings, Ltd.(Þ) 7,437,500 11,165
Meituan Class B(Æ)(Þ) 233,536 3,217
Midea Group Co., Ltd. Class A 97,200 936
Muyuan Foods Co., Ltd. Class A 172,973 1,041
NARI Technology Co., Ltd. Class A 82,900 269
NetEase, Inc. 42,870 802
New China Life Insurance Co., Ltd.
Class A 193,451 840
Nongfu Spring Co., Ltd. Class H(Þ) 426,427 2,503
PDD Holdings, Inc. - ADR(Æ) 74,416 9,315
PetroChina Co., Ltd. Class A 544,800 770
PICC Property & Casualty Co., Ltd.
Class A 1,429,254 1,035
PICC Property & Casualty Co., Ltd.
Class H 590,000 735

See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 251
Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Ping An Bank Co., Ltd. Class A 71,013 106
Ping An Insurance Group Co. of China,
Ltd. Class A 154,100 880
Ping An Insurance Group Co. of China,
Ltd. Class H 323,000 1,473
Postal Savings Bank of China Co., Ltd.
Class H(Þ) 3,228,000 1,678
Qingdao Haier Co., Ltd. Class A 387,900 1,616
Qinghai Salt Lake Industry Co., Ltd.
Class A(Æ) 727,200 1,668
SAIC Motor Corp., Ltd. Class A 747,732 1,533
Sany Heavy Industry Co., Ltd. Class A 189,007 425
Shandong Gold Mining Co., Ltd. Class
A 215,896 851
Shandong Nanshan Aluminum Co., Ltd.
Class A 2,302,200 1,136
Shanghai Baosight Software Co., Ltd.
Class A 130,568 736
Shanghai International Airport Co., Ltd.
Class A 420,000 2,181
Shenwan Hongyuan Group Co., Ltd.
Class A 1,136,500 736
Shenzhen Mindray Bio-Medical
Electronics Co., Ltd. Class A 14,800 621
Sunny Optical Technology Group Co.,
Ltd. 138,700 672
Suofeiya Home Collection Co., Ltd.
Class A 120,600 286
Tencent Holdings, Ltd. 1,534,228 67,454
Tencent Music Entertainment Group
- ADR(Æ) 161,216 2,023
Trip.com Group, Ltd. - ADR(Æ) 59,051 2,850
Tsingtao Brewery Co., Ltd. Class A 61,029 690
Tsingtao Brewery Co., Ltd. Class H 258,000 1,854
Vipshop Holdings, Ltd. - ADR 113,514 1,707
Want Want China Holdings, Ltd.(Æ) 4,014,000 2,287
Weichai Power Co., Ltd. Class H 590,041 1,209
Will Semiconductor, Ltd. Class A 197,987 2,766
Wilmar International, Ltd. 501,800 1,181
Wuliangye Yibin Co., Ltd. Class A 126,500 2,614
Xiaomi Corp. Class B(Æ)(Þ) 512,600 1,114
XPeng, Inc. - ADR(Æ) 102,253 831
XPeng, Inc. Class A(Æ) 157,100 640
YTO Express Group Co., Ltd. Class A 292,100 640
Yum China Holdings, Inc. 103,006 3,761
Zijin Mining Group Co., Ltd. Class H 6,426,000 14,103
ZTO Express, Inc. - ADR 126,472 2,655
356,112
Denmark - 2.1%
Carlsberg A/S Class B 6,062 817
Coloplast A/S Class B 21,636 2,614
Danske Bank A/S 212,220 6,110
DSV A/S 29,904 4,257
Genmab A/S(Æ) 3,698 1,025
Novo Nordisk A/S Class B 416,528 53,530
Novozymes A/S Class B 46,501 2,581
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Vestas Wind Systems A/S(Æ) 166,570 4,467
75,401
Finland - 0.6%
Elisa OYJ 30,091 1,358
Neste OYJ 18,897 430
Nokia OYJ 3,503,413 12,748
UPM-Kymmene OYJ 45,687 1,598
Wartsila OYJ Class B 224,407 4,128
20,262
France - 7.0%
Accor SA 381,578 16,686
Air Liquide SA Class A 28,122 5,506
Airbus Group SE 53,676 8,821
Amundi SA(Þ) 124,438 8,652
Arkema SA 6,830 705
AXA SA 210,107 7,234
BioMerieux 20,854 2,218
BNP Paribas SA 72,584 5,191
Bouygues SA - ADR 73,156 2,695
Bureau Veritas SA 188,686 5,476
Capgemini SE 27,281 5,732
Carrefour SA 248,983 4,194
Cie de Saint-Gobain SA 104,612 8,250
Dassault Aviation SA 34,376 7,361
Dassault Systemes SE 67,578 2,647
Eiffage SA 10,409 1,111
Engie SA 407,351 7,074
EssilorLuxottica SA 15,835 3,386
Hermes International 1,895 4,556
Ipsen SA 13,906 1,691
Kering 1,458 503
Legrand SA - ADR 16,313 1,677
L'Oreal SA 38,320 17,900
LVMH Moet Hennessy Louis Vuitton
SE - ADR 32,815 26,415
Michelin (CGDE) 453,379 17,421
Orange SA - ADR 338,737 3,767
Pernod Ricard SA 20,798 3,141
Publicis Groupe SA - ADR 82,184 9,083
Renault SA 71,422 3,523
Rexel SA Class H 573,517 14,837
Sartorius Stedim Biotech 40,816 8,814
Societe Generale SA 152,091 4,088
Teleperformance - GDR 101,399 10,018
Thales SA 5,357 901
TotalEnergies SE 228,754 16,615
Valeo SE 140,116 1,777
Vinci SA 18,756 2,195
Vivendi SE - ADR 191,147 1,947
253,808
Germany - 4.6%
adidas AG 21,273 5,133
Allianz SE 10,299 2,925
BASF SE 299,920 15,733

See accompanying notes which are an integral part of the financial statements.
252 Tax-Managed International Equity Fund
Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Bayer AG 151,282 4,413
Beiersdorf AG 19,685 2,952
Brenntag SE 22,171 1,771
Carl Zeiss Meditec AG 8,973 949
Ceconomy AG(Æ) 98,566 227
Continental AG 33,806 2,194
Covestro AG(Æ)(Þ) 181,042 9,071
Daimler Truck Holding AG 474,759 21,425
Deutsche Boerse AG 64,837 12,517
Deutsche Post AG 52,705 2,207
Deutsche Telekom AG 236,826 5,420
E.ON SE 150,585 1,989
Evonik Industries AG 350,982 7,320
Fresenius Medical Care AG & Co.
KGaA 157,504 6,654
Fresenius SE & Co. KGaA 141,365 4,217
Hannover Rueck SE 11,665 2,893
Heidelberg Materials AG 85,057 8,586
Henkel AG & Co. KGaA 12,769 915
Infineon Technologies AG - ADR 121,294 4,233
Knorr-Bremse AG 20,753 1,539
Mercedes-Benz Group AG 32,971 2,491
Merck KGaA 20,251 3,218
Muenchener Rueckversicherungs-
Gesellschaft AG 14,022 6,162
Rheinmetall AG 10,179 5,616
SAP SE - ADR 54,096 9,795
Siemens AG 55,058 10,328
Symrise AG 27,362 2,942
165,835
Ghana - 0.1%
Kosmos Energy, Ltd.(Æ) 468,680 2,658
Tullow Oil PLC(Æ) 3,616,050 1,640
4,298
Greece - 0.4%
Alpha Services and Holdings SA(Æ) 2,449,436 4,147
Eurobank Ergasias SA(Æ) 4,362,128 9,332
Hellenic Telecommunications
Organization SA 33,711 512
National Bank of Greece SA(Æ) 88,319 710
Piraeus Financial Holdings SA(Æ) 165,950 666
15,367
Hong Kong - 1.3%
AIA Group, Ltd. 2,071,687 15,192
CK Asset Holdings, Ltd. 336,000 1,434
Hang Seng Bank, Ltd. 79,394 1,050
Hong Kong Exchanges & Clearing, Ltd. 76,317 2,425
Nine Dragons Paper Holdings, Ltd.(Æ) 325,000 144
Orient Overseas International, Ltd. 65,500 960
Pacific Basin Shipping, Ltd. 2,896,000 1,006
Prudential PLC 464,925 4,046
Sun Hung Kai Properties, Ltd. 117,000 1,081
Swire Pacific, Ltd. Class A 6,813 58
Techtronic Industries Co., Ltd. 1,112,000 15,459
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
WH Group, Ltd.(Þ) 3,780,826 2,745
45,600
Hungary - 0.1%
OTP Bank PLC 58,986 2,921
India - 4.1%
Asian Paints, Ltd. 18,709 645
Avenue Supermarts, Ltd.(Æ)(Þ) 31,612 1,744
Axis Bank, Ltd. 117,828 1,646
Bajaj Holdings and Investment, Ltd. 4 —
Berger Paints India, Ltd. 213,680 1,302
Canara Bank 706,199 5,220
Cipla, Ltd. 188,918 3,164
Dabur India, Ltd. Class A 171,874 1,045
Divi's Laboratories, Ltd. 17,053 818
Dr Reddy's Laboratories, Ltd. 23,476 1,741
GAIL India, Ltd. 66,136 165
Godrej Consumer Products, Ltd. 74,468 1,088
HDFC Bank, Ltd. 1,256,640 22,891
HDFC Life Insurance Co., Ltd.(Þ) 173,020 1,210
Hindalco Industries, Ltd. 159,785 1,234
Hindustan Aeronautics, Ltd.(Þ) 28,296 1,334
Hindustan Unilever, Ltd. 90,010 2,406
ICICI Bank, Ltd. 954,104 13,154
ICICI Bank, Ltd. - ADR 175,198 4,823
ICICI Lombard General Insurance Co.,
Ltd.(Þ) 89,652 1,828
ICICI Prudential Life Insurance Co.,
Ltd.(Þ) 285,097 1,954
Infosys, Ltd. 181,061 3,061
Infosys, Ltd. - ADR 105,765 1,767
InterGlobe Aviation, Ltd.(Æ)(Þ) 150,050 7,161
ITC, Ltd. 438,304 2,286
Jio Financial Services, Ltd.(Æ) 221,116 997
Kotak Mahindra Bank, Ltd. 74,495 1,438
Larsen & Toubro, Ltd. 79,075 3,393
Macrotech Developers, Ltd.(Þ) 50,523 746
Marico, Ltd. 50,916 315
Maruti Suzuki India, Ltd. 33,095 5,062
Nestle India, Ltd. 60,880 1,825
Oil & Natural Gas Corp., Ltd. 591,620 1,997
Pidilite Industries, Ltd. 41,747 1,521
Power Grid Corp. of India, Ltd. 1,059,782 3,836
Reliance Industries, Ltd. 488,389 17,103
Reliance Industries, Ltd. - GDR(Þ) 78,033 5,511
SBI Life Insurance Co., Ltd.(Þ) 38,293 657
Siemens, Ltd. 26,374 1,835
SRF, Ltd. Class 7 23,406 732
State Bank of India 615,001 6,045
Sun Pharmaceutical Industries, Ltd. 45,190 813
Titan Co., Ltd. 6,004 258
UltraTech Cement, Ltd. 36,526 4,345
United Spirits, Ltd. 161,203 2,272
Wipro, Ltd. 488,256 2,688
147,076

See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 253
Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Indonesia - 0.6%
Bank Central Asia Tbk PT 6,486,790 3,888
Bank Mandiri Persero Tbk PT 15,359,406 6,483
Bank Negara Indonesia Persero Tbk PT 6,262,030 2,012
Bank Rakyat Indonesia Persero Tbk PT 22,868,480 6,897
Telkom Indonesia Persero Tbk PT 14,936,730 2,903
22,183
Ireland - 0.9%
AerCap Holdings NV 6,729 568
AIB Group PLC 554,378 2,864
Bank of Ireland Group PLC 1,038,666 11,071
Flutter Entertainment PLC(Æ) 38,631 7,133
Kerry Group PLC Class A 115,404 9,950
Kingspan Group PLC 20,703 1,837
33,423
Israel - 0.2%
Bank Hapoalim BM 121,768 1,099
Bank Leumi Le-Israel BM 66,942 523
Check Point Software Technologies,
Ltd.(Æ) 26,282 3,927
NICE, Ltd.(Æ) 3,855 861
6,410
Italy - 1.9%
Assicurazioni Generali SpA 228,914 5,586
BPER Banca SpA 689,768 3,590
Davide Campari-Milano NV SpA 428,705 4,304
DiaSorin SpA 6,104 616
Enel SpA 1,706,641 11,240
Eni SpA - ADR 428,121 6,873
FinecoBank Banca Fineco SpA 686,119 10,512
Moncler SpA 58,410 3,987
Ryanair Holdings PLC - ADR 55,427 7,549
UniCredit SpA 367,910 13,535
67,792
Japan - 11.3%
Advantest Corp. 50,500 1,552
Ajinomoto Co., Inc. 23,700 879
Alfresa Holdings Corp. 83,800 1,238
Amada Co., Ltd. 329,000 3,586
Asahi Group Holdings, Ltd. 13,200 451
Astellas Pharma, Inc. 105,200 1,010
Bandai Namco Holdings, Inc. 111,800 2,099
Bridgestone Corp. 59,900 2,644
Canon, Inc. 84,000 2,273
Central Japan Railway Co. 69,000 1,580
Chiba Bank, Ltd. (The) 113,800 960
Concordia Financial Group, Ltd. 144,500 778
Dai-ichi Life Holdings, Inc. 193,185 4,453
Daiichi Sankyo Co., Ltd. 221,000 7,491
Daikin Industries, Ltd. 13,500 1,832
Daito Trust Construction Co., Ltd. 6,000 643
Daiwa House Industry Co., Ltd. 61,900 1,736
DeNA Co., Ltd. 80,500 812
Dentsu, Inc. 25,200 683
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Eisai Co., Ltd. 97,200 4,001
FANUC Corp. 22,100 647
Fast Retailing Co., Ltd. 6,600 1,725
FUJIFILM Holdings Corp. 162,963 3,471
Fujitsu, Ltd. 150,140 2,308
Fukuoka Financial Group, Inc. 140,900 3,735
Hakuhodo DY Holdings, Inc. 207,900 1,934
Hamamatsu Photonics KK 35,500 1,300
Hino Motors, Ltd.(Æ) 80,400 234
Hirose Electric Co., Ltd. 6,800 720
Hitachi, Ltd. 27,400 2,523
Honda Motor Co., Ltd. 535,495 6,090
Hoshizaki Corp. 19,100 658
Hoya Corp. 18,500 2,149
Iida Group Holdings Co., Ltd. 190,100 2,434
Isuzu Motors, Ltd. 546,200 6,924
ITOCHU Corp. 101,818 4,553
Japan Airlines Co., Ltd. 117,300 2,081
Japan Exchange Group, Inc. 76,800 1,795
Japan Post Holdings Co., Ltd. 301,700 2,887
JGC Holdings Corp. 58,800 566
Kajima Corp. 90,400 1,725
Kao Corp. 81,000 3,344
KDDI Corp. 224,500 6,246
Keyence Corp. 37,500 16,611
Kikkoman Corp. 152,500 1,817
Kirin Holdings Co., Ltd. 159,700 2,327
Komatsu, Ltd. 335,000 10,025
Kubota Corp. 356,300 5,723
Kyowa Kirin Co., Ltd. 43,600 732
Makita Corp. 119,400 3,445
McDonald's Holdings Co. Japan, Ltd. 32,900 1,447
MEIJI Holdings Co., Ltd. 46,700 1,044
Minebea Co., Ltd. 275,400 5,169
Mitsubishi Electric Corp. 252,900 4,419
Mitsubishi Estate Co., Ltd. 362,000 6,646
Mitsubishi Gas Chemical Co., Inc. 106,200 1,873
Mitsubishi UFJ Financial Group, Inc. 1,163,500 11,581
Mitsui Fudosan Co., Ltd. 145,800 1,482
Mizuho Financial Group, Inc. 134,500 2,594
MS&AD Insurance Group Holdings,
Inc. 561,600 10,072
Murata Manufacturing Co., Ltd. 84,000 1,528
NEC Corp. 28,700 2,081
Nexon Co., Ltd. 67,300 1,056
Nikon Corp. 112,800 1,167
Nintendo Co., Ltd. 47,450 2,312
Nippon Telegraph & Telephone Corp. 5,307,700 5,736
Nissan Chemical Corp. 17,600 600
Nissan Motor Co., Ltd. 756,000 2,742
Nissin Foods Holdings Co., Ltd. 51,300 1,369
Nitto Denko Corp. 122,700 10,118
Nomura Holdings, Inc. 520,500 2,967
Nomura Research Institute, Ltd. 11,200 271
Obayashi Corp. 136,800 1,523
Obic Co., Ltd. 8,900 1,148
Olympus Corp. 294,200 4,093

See accompanying notes which are an integral part of the financial statements.
254 Tax-Managed International Equity Fund
Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Ono Pharmaceutical Co., Ltd. 189,800 2,737
Osaka Gas Co., Ltd. 120,100 2,663
Otsuka Corp. 30,800 612
Otsuka Holdings Co., Ltd. 70,800 3,019
Pan Pacific International Holdings
Corp. 32,300 765
Recruit Holdings Co., Ltd. 37,300 1,621
Renesas Electronics Corp. 112,600 1,855
Resona Holdings, Inc. 2,000,800 12,656
Secom Co., Ltd. 61,263 4,265
Sega Sammy Holdings, Inc. 123,300 1,630
Sekisui Chemical Co., Ltd. 96,600 1,405
Sekisui House, Ltd. 55,200 1,265
Seven & i Holdings Co., Ltd. 121,200 1,565
Shimadzu Corp. 65,000 1,768
Shimano, Inc. 7,087 1,152
Shimizu Corp. 204,200 1,267
Shin-Etsu Chemical Co., Ltd. 544,000 21,211
Shionogi & Co., Ltd. 114,000 5,328
Shizuoka Financial Group, Inc. 28,300 263
SMC Corp. 6,200 3,261
Sompo Japan Nipponkoa Holdings, Inc. 3,603 71
Sony Group Corp. 57,500 4,750
Stanley Electric Co., Ltd. 123,500 2,181
Subaru Corp. 229,700 5,116
Sumitomo Electric Industries, Ltd. 370,200 5,707
Sumitomo Heavy Industries, Ltd. 33,500 931
Sumitomo Mitsui Financial Group, Inc. 148,902 8,453
Sumitomo Mitsui Trust Holdings, Inc. 291,600 6,130
Sumitomo Realty & Development Co.,
Ltd. 41,600 1,446
Sumitomo Rubber Industries, Ltd. 116,300 1,405
Suntory Beverage & Food, Ltd. 114,700 3,728
T&D Holdings, Inc. 510,100 8,299
Taiheiyo Cement Corp. 84,800 1,940
Takeda Pharmaceutical Co., Ltd. 272,000 7,167
TDK Corp. 41,200 1,819
Terumo Corp. 232,000 3,959
THK Co., Ltd. 92,100 2,021
TIS, Inc. 26,800 572
Toho Co., Ltd. 56,000 1,878
Tokio Marine Holdings, Inc. 142,800 4,484
Tokyo Electron, Ltd. 70,200 15,415
Tokyo Gas Co., Ltd. 67,200 1,507
Toray Industries, Inc. 1,037,700 4,724
TOTO, Ltd. 57,000 1,550
Toyota Motor Corp. 381,800 8,745
Trend Micro, Inc. 8,500 419
Tsuruha Holdings, Inc. 26,300 1,656
Unicharm Corp. 69,688 2,073
USS Co., Ltd. 30,200 231
Yakult Honsha Co., Ltd. 27,000 528
Yamaha Motor Co., Ltd. 294,000 2,739
Yamato Holdings Co., Ltd. 195,900 2,586
411,006
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Jordan - 0.0%
Hikma Pharmaceuticals PLC 20,406 490
Luxembourg - 0.6%
ArcelorMittal SA 323,449 8,091
Eurofins Scientific SE 178,764 10,969
RTL Group SA 32,968 1,018
20,078
Macao - 0.3%
Galaxy Entertainment Group, Ltd. 1,969,792 8,853
Sands China, Ltd.(Æ) 470,800 1,115
9,968
Malaysia - 0.2%
CIMB Group Holdings BHD 895,115 1,237
Hong Leong Bank BHD 245,191 990
Hong Leong Financial Group BHD 261,314 913
Petronas Chemicals Group BHD 488,800 694
PPB Group BHD 176,200 580
Press Metal Berhad 720,500 810
Public Bank BHD 680,000 587
5,811
Mexico - 0.8%
America Movil SAB de CV 1,519,949 1,447
America Movil SAB de CV - ADR 55,339 1,055
Arca Continental SAB de CV 33,398 326
Cemex SAB de CV - ADR(Æ) 451,165 3,569
Coca-Cola Femsa SAB de CV 74,044 735
Fomento Economico Mexicano SAB
de CV 95,479 1,117
Fresnillo PLC 255,248 1,773
Grupo Aeroportuario del Sureste SAB
de CV Class B 29,087 999
Grupo Bimbo SAB de CV 365,017 1,529
Grupo Carso SAB de CV 176,166 1,385
Grupo Financiero Banorte SAB de CV
Class O 413,090 4,088
Grupo Financiero Inbursa SAB de CV
Class O(Æ) 1,678,291 4,651
Ternium SA - ADR 58,139 2,448
Wal-Mart de Mexico SAB de CV 628,783 2,346
27,468
Netherlands - 3.9%
ABN AMRO Bank NV(Þ) 272,609 4,369
Adyen NV(Æ)(Þ) 2,205 2,628
Argenx SE(Æ) 5,267 1,973
ASML Holding NV 25,442 22,176
EXOR NV 34,372 3,745
Ferrari NV 34,529 14,238
Heineken NV 131,922 12,844
ING Groep NV 1,168,379 18,400
Koninklijke Ahold Delhaize NV 90,943 2,759
Koninklijke Philips NV 723,267 19,308
NN Group NV 98,261 4,530
Randstad NV 207,292 10,404

See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 255
Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Universal Music Group NV 731,899 21,499
Wolters Kluwer NV 28,739 4,297
143,170
New Zealand - 0.0%
Auckland International Airport, Ltd. 33,239 154
Fisher & Paykel Healthcare Corp., Ltd. 84,111 1,407
1,561
Norway - 0.1%
Mowi ASA 64,929 1,140
Norsk Hydro ASA 175,399 1,079
2,219
Peru - 0.0%
Credicorp, Ltd. 7,944 1,316
Philippines - 0.2%
Bank of the Philippine Islands 1,163,077 2,568
BDO Unibank, Inc. 792,728 2,034
SM Investments Corp. 130,580 2,140
6,742
Poland - 0.1%
Cyfrowy Polsat SA(Æ) 244,331 601
Dino Polska SA(Æ)(Þ) 7,639 733
KGHM Polska Miedz SA 59,814 2,065
Santander Bank Polska SA 10,743 1,474
4,873
Russia - 0.0%
Fix Price Group, Ltd. - GDR(Š)(Þ) 183,060 —
Gazprom PJSC(Æ)(Š) 1,328,325 —
Lukoil PJSC(Š) 45,621 —
Lukoil PJSC - ADR(Æ)(Š) 10,868 —
Novatek PJSC(Š) 56,290 —
Novolipetsk Steel PJSC(Æ)(Š) 194,760 —
Polyus PJSC(Æ)(Š) 11,471 —
Rosneft Oil Co. PJSC(Š) 478,377 —
Sberbank of Russia PJSC(Š) 3,518,608 —
Tatneft PJSC - ADR(Æ)(Š) 12,360 —
Yandex NV Class A(Æ)(Š) 47,709 —
—
Saudi Arabia - 0.5%
Al Rajhi Bank 145,136 3,088
Saudi Arabian Oil Co.(Þ) 903,618 7,254
Saudi National Bank (The) 327,967 3,280
Saudi Telecom Co. 341,804 3,431
17,053
Singapore - 0.2%
DBS Group Holdings, Ltd. 210,015 5,371
Oversea-Chinese Banking Corp., Ltd. 114,995 1,197
STMicroelectronics NV 28,239 1,115
United Overseas Bank, Ltd. 4,600 102
7,785
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
South Africa - 0.9%
Absa Group, Ltd. 273,160 2,110
Anglo American PLC 115,378 3,765
Aspen Pharmacare Holdings, Ltd. 57,260 682
Capitec Bank Holdings, Ltd. 24,475 3,029
Clicks Group, Ltd. 89,938 1,394
Discovery Holdings, Ltd. 161,637 1,033
FirstRand, Ltd. 476,673 1,642
Gold Fields, Ltd. - ADR 615,152 9,947
Mr Price Group, Ltd. 206,177 1,905
MTN Group, Ltd. 697,986 3,331
Old Mutual, Ltd. 1,584,826 928
Shoprite Holdings, Ltd. - ADR 49,916 667
Vodacom Group, Ltd. - ADR 399,971 1,913
32,346
South Korea - 3.4%
Celltrion, Inc. 3,909 534
CJ CheilJedang Corp. 2,833 689
Coway Co., Ltd. 58,729 2,348
E-MART, Inc. 36,748 1,684
Hana Financial Group, Inc. 70,151 2,953
Hankook Tire & Technology Co., Ltd. 78,282 3,337
Hyundai Mobis Co., Ltd. 17,562 2,885
Hyundai Motor Co. 19,747 3,540
KB Financial Group, Inc. 295,210 15,998
Korea Zinc Co., Ltd. 4,685 1,567
Krafton, Inc.(Æ) 11,453 1,964
KT Corp. 29,367 728
KT Corp. - ADR 324,673 4,104
KT&G Corp. 26,626 1,716
LG Chem, Ltd. 53 15
LG Electronics, Inc. Class H 16,667 1,110
LG Energy Solution, Ltd.(Æ) 7,991 2,230
LG Household & Health Care, Ltd. 4,358 1,311
NAVER Corp. 5,841 769
Orion Corp. 20,824 1,397
POSCO Holdings, Inc. 3,903 1,133
Samsung Biologics Co., Ltd.(Æ)(Þ) 5,570 3,137
Samsung Electro-Mechanics Co., Ltd. 15,293 1,701
Samsung Electronics Co., Ltd. 862,234 47,723
Samsung Engineering Co., Ltd.(Æ) 43,793 830
Samsung Fire & Marine Insurance Co.,
Ltd. 10,592 2,361
Samsung Life Insurance Co., Ltd. 22,549 1,421
Samsung SDI Co., Ltd. 1,900 587
Samsung SDS Co., Ltd. 6,042 693
Shinhan Financial Group Co., Ltd. 205,874 6,890
SK Hynix, Inc. 52,902 6,475
123,830
Spain - 1.3%
Acciona SA 5,936 686
Amadeus IT Group SA Class A 150,967 9,579
CaixaBank SA 2,185,668 11,512
Cellnex Telecom SA(Þ) 124,013 4,089
Iberdrola SA 175,829 2,160

See accompanying notes which are an integral part of the financial statements.
256 Tax-Managed International Equity Fund
Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Industria de Diseno Textil SA 441,112 20,035
48,061
Sweden - 1.6%
Alfa Laval AB 17,220 738
Assa Abloy AB Class B 242,764 6,465
Atlas Copco AB Class A 196,168 3,457
Atlas Copco AB Class B 102,218 1,543
Boliden AB 57,493 1,903
Epiroc AB Class A 362,938 6,690
Essity Aktiebolag Class B 29,629 737
Fastighets AB Balder Class B(Æ) 101,185 646
Hexagon AB Class B 947,982 9,989
L E Lundbergforetagen AB Class B 43,887 2,171
Lifco AB Class B 45,014 1,096
Sandvik AB 392,570 7,881
Securitas AB Class B 209,081 2,104
Skandinaviska Enskilda Banken AB
Class A 48,485 635
SKF AB Class B 272,311 5,645
Swedish Orphan Biovitrum AB Class
B(Æ) 47,844 1,237
Telefonaktiebolaget LM Ericsson Class
B 671,085 3,423
Volvo Car AB Class B(Æ) 390,229 1,226
57,586
Switzerland - 3.4%
ABB, Ltd. 61,676 2,991
ABB, Ltd. - ADR 45,954 2,238
Adecco Group AG 121,399 4,239
Alcon, Inc. 56,849 4,365
Baloise Holding AG 5,975 901
BKW AG 13,455 1,994
Chocoladefabriken Lindt & Spruengli
AG 72 2,289
Cie Financiere Richemont SA Class A 24,197 3,348
DSM-Firmenich AG 19,202 2,150
EMS-Chemie Holding AG 2,429 1,940
Geberit AG 2,872 1,534
Givaudan SA 512 2,188
Julius Baer Group, Ltd. 139,764 7,526
Lonza Group AG 1,984 1,099
Novartis AG 192,107 18,556
Partners Group Holding AG 5,406 6,932
Sandoz Group AG(Æ) 36,403 1,232
Schindler Holding AG 11,995 2,971
SGS SA 24,865 2,191
Sika AG 6,785 1,927
Sonova Holding AG 6,291 1,745
Straumann Holding AG 4,271 571
Swatch Group AG (The) 14,562 604
Swatch Group AG (The) Class B 21,280 4,460
Swiss Life Holding AG 818 552
Swiss Prime Site AG Class A 9,281 859
Swisscom AG 3,892 2,131
UBS Group AG 1,408,093 36,839
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Zurich Insurance Group AG 8,129 3,912
124,284
Taiwan - 4.7%
Advantech Co., Ltd. 65,087 757
Alchip Technologies, Ltd. 13,001 1,220
Catcher Technology Co., Ltd. 295,000 1,973
Cathay Financial Holding Co., Ltd. 2,073,000 3,214
China Development Financial Holding
Corp. 9,653,691 4,046
Chunghwa Telecom Co., Ltd. 572,000 2,175
CTBC Financial Holding Co., Ltd. 561,236 586
Delta Electronics, Inc. 228,000 2,242
E Ink Holdings, Inc. 349,000 2,244
E.Sun Financial Holding Co., Ltd. 2,558,969 2,155
Evergreen Marine Corp. Taiwan, Ltd. 383,417 2,233
Feng TAY Enterprise Co., Ltd. 164,520 818
First Financial Holding Co., Ltd. 532,062 447
Formosa Petrochemical Corp. 58,000 128
Fubon Financial Holding Co., Ltd. 1,025,670 2,171
Global Unichip Corp. 5,000 210
Globalwafers Co., Ltd. 93,246 1,487
Hon Hai Precision Industry Co., Ltd. 2,656,115 12,676
Hua Nan Financial Holdings Co., Ltd. 1,208,753 878
MediaTek, Inc. 271,241 8,215
Mega Financial Holding Co., Ltd. 108,245 133
Quanta Computer, Inc. 44,000 349
SinoPac Financial Holdings Co., Ltd. 80,591 54
Taishin Financial Holding Co., Ltd. 2,254,793 1,242
Taiwan Business Bank 1,949,670 1,013
Taiwan Cooperative Financial Holding
Co., Ltd. 698,731 562
Taiwan Semiconductor Manufacturing
Co., Ltd. 3,585,679 86,399
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 187,320 25,727
Unimicron Technology Corp. 740,000 4,118
Uni-President Enterprises Corp. 160,000 376
United Microelectronics Corp. 1,089,059 1,688
Yuanta Financial Holding Co., Ltd. 53,639 50
171,586
Thailand - 0.7%
Advanced Info Service PCL 189,400 1,007
Airports of Thailand PCL 1,874,000 3,288
Bangkok Dusit Medical Services PCL 1,320,500 1,031
Bumrungrad Hospital PCL 99,500 657
Charoen Pokphand Foods PCL 5,638,500 3,004
CP ALL PCL 436,100 674
CP Axtra PCL 721,300 631
Kasikornbank PCL 2,516,400 8,843
PTT Exploration & Production PCL 243,700 1,030
PTT Oil & Retail Business PCL 3,864,000 1,945
Siam Cement PCL (The) 317,000 2,119
24,229
Turkey - 0.6%
Akbank TAS 4,326,246 7,950

See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 257
Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
BIM Birlesik Magazalar AS 476,096 5,687
Turkiye Garanti Bankasi AS 2,652,797 6,758
20,395
United Arab Emirates - 0.3%
Aldar Properties PJSC 1,946,002 2,893
Emaar Properties PJSC 1,957,941 4,380
Emirates NBD Bank PJSC 231,816 1,072
Emirates Telecommunications Group
Co. PJSC 243,907 1,128
9,473
United Kingdom - 6.1%
3i Group PLC 103,768 3,698
Anglogold Ashanti PLC 346,072 7,956
Ashtead Group PLC 12,579 909
AstraZeneca PLC 142,839 21,514
Aviva PLC 361,516 2,095
Babcock International Group PLC 572,032 3,622
BAE Systems PLC 296,242 4,927
Barclays PLC 1,992,472 5,010
Berkeley Group Holdings PLC 41,389 2,420
British American Tobacco PLC 268,465 7,868
British Land Co. PLC (The)(ö) 450,858 2,179
BT Group PLC 2,074,145 2,658
Bunzl PLC 39,739 1,520
Burberry Group PLC 198,996 2,853
CK Hutchison Holdings, Ltd. Class B 279,461 1,358
Compass Group PLC 468,028 13,006
Croda International PLC 17,210 984
Diageo PLC 157,666 5,437
easyJet PLC 616,908 4,108
Halma PLC 19,331 529
HSBC Holdings PLC 1,721,446 14,902
Intermediate Capital Group PLC 168,959 4,392
Intertek Group PLC 177,433 10,892
J Sainsbury PLC 3,351,358 10,999
Kingfisher PLC 960,760 2,958
Land Securities Group PLC(ö) 144,710 1,167
London Stock Exchange Group PLC 40,198 4,429
Marks & Spencer Group PLC 517,558 1,649
NatWest Group PLC 1,613,728 6,078
Next PLC 7,655 858
Pearson PLC 62,098 751
Reckitt Benckiser Group PLC 173,979 9,705
RELX PLC 275,778 11,336
Sage Group PLC (The) 147,524 2,137
Smith & Nephew PLC 48,022 587
Spirax-Sarco Engineering PLC 12,289 1,354
Standard Chartered PLC 1,552,306 13,363
Tate & Lyle PLC 135,535 1,116
Tesco PLC 2,675,808 9,873
Travis Perkins PLC 73,602 688
Unilever PLC 82,003 4,239
Vodafone Group PLC 1,072,427 906
Weir Group PLC (The) 340,671 8,664
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
WPP PLC 512,465 5,152
222,846
United States - 8.5%
Accenture PLC Class A 44,075 13,263
Allegion PLC 97,151 11,810
Amdocs, Ltd. 94,093 7,903
Aon PLC Class A 39,913 11,256
ARM Holdings PLC - ADR(Æ) 11,104 1,124
BP PLC 2,110,682 13,654
CRH PLC 14,570 1,128
CSL, Ltd. 22,362 3,997
Experian PLC 66,058 2,665
Freeport-McMoRan, Inc. 148,288 7,405
GSK Finance No. 3 PLC 626,246 12,981
Haleon PLC 5,275,465 22,286
Holcim AG(Æ) 77,164 6,469
James Hardie Industries PLC(Æ) 75,299 2,604
Las Vegas Sands Corp. 101,792 4,515
Linde PLC 53,548 23,613
Lululemon Athletica, Inc.(Æ) 14,819 5,344
Medtronic PLC 43,770 3,512
Nestle SA 246,700 24,746
Newmont Corp. 18,524 753
QIAGEN NV(Æ) 29,681 1,238
Roche Holding AG 72,664 17,450
Sanofi SA - ADR 159,374 15,714
Schlumberger NV 337,968 16,047
Schneider Electric SE 120,835 27,519
Shell PLC 1,181,612 42,106
Spotify Technology SA(Æ) 25,667 7,198
Tenaris SA 32,274 539
308,839
Zambia - 0.2%
First Quantum Minerals, Ltd. 646,948 8,215
Total Common Stocks
(cost $2,598,142) 3,354,186
Preferred Stocks - 1.2%
Brazil - 0.3%
Braskem SA
0.000% (Æ) 311,432 1,276
Itau Unibanco Holding SA
7.088% (Ÿ) 955,310 5,770
Raizen Energia SA
6.392% (Ÿ) 4,161,905 2,453
9,499
Germany - 0.4%
Dr Ing hc F Porsche AG
1.206% (Ÿ)(Þ) 28,348 2,526
Henkel AG & Co. KGaA
2.192% (Ÿ) 64,929 5,157
Volkswagen AG

See accompanying notes which are an integral part of the financial statements.
258 Tax-Managed International Equity Fund
Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.276% (Ÿ) 58,086 7,134
14,817
South Korea - 0.5%
Samsung Electronics Co., Ltd.
2.233% (Ÿ) 433,600 20,320
Total Preferred Stocks
(cost $41,602) 44,636
Warrants and Rights - 0.0%
Canada - 0.0%
Constellation Software, Inc.(Æ)
2023 Warrants 1,754 —
Total Warrants and Rights
(cost $—) —
Short-Term Investments - 3.9%
United States - 3.9%
U.S. Cash Management Fund(@) 142,120,900 (∞) 142,050
Total Short-Term Investments
(cost $142,067) 142,050
Total Investments - 97.7%
(identified cost $2,781,811) 3,540,872
Other Assets and Liabilities,
Net - 2.3%
83,690
Net Assets - 100.0%
3,624,562

See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 259
Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
3.0%
ABN AMRO Bank NV 10/31/22 EUR 272,609 9.99 2,723
4,369
Adyen NV 11/15/23 EUR 2,205 1,111.28 2,450
2,628
Amundi SA 02/26/19 EUR 124,438 59.60 7,416
8,652
Avenue Supermarts, Ltd. 01/16/23 INR 31,612 44.47 1,406
1,744
Cellnex Telecom SA 04/18/19 EUR 124,013 31.51 3,907
4,089
CGN Power Co., Ltd. 08/08/23 HKD 2,578,000 0.25 640
866
China International Capital Corp., Ltd. 10/06/23 HKD 2,289,200 1.27 2,901
2,747
China Tourism Group Duty Free Corp., Ltd. 09/20/23 HKD 189,000 10.86 2,052
1,668
China Tower Corp., Ltd. 08/08/23 HKD 15,004,000 0.11 1,633
1,757
Covestro AG 03/17/20 EUR 181,042 33.41 6,049
9,071
Dino Polska SA 10/06/23 PLN 7,639 81.32 621
733
Dr Ing hc F Porsche AG 01/13/23 EUR 28,348 114.53 3,247
2,526
Fix Price Group, Ltd. 10/14/21 183,060 — 1,648
—
Ganfeng Lithium Group Co., Ltd. 03/27/24 HKD 331,600 3.01 1,000
970
HDFC Life Insurance Co., Ltd. 03/02/22 INR 173,020 7.38 1,276
1,210
Hindustan Aeronautics, Ltd. 08/08/23 INR 28,296 22.81 645
1,334
Hydro One, Ltd. 04/18/19 CAD 26,918 25.76 694
754
ICICI Lombard General Insurance Co., Ltd. 05/15/23 INR 89,652 13.61 1,220
1,828
ICICI Prudential Life Insurance Co., Ltd. 05/15/23 INR 285,097 5.33 1,519
1,954
InterGlobe Aviation, Ltd. 03/25/21 INR 150,050 23.47 3,522
7,161
Kuaishou Technology 08/05/22 HKD 1,920,717 6.48 12,441
13,541
Longfor Group Holdings, Ltd. 09/19/23 HKD 7,437,500 1.53 11,407
11,165
Macrotech Developers, Ltd. 03/27/24 INR 50,523 13.96 705
746
Meituan 01/13/20 HKD 233,536 12.41 2,898
3,217
Nongfu Spring Co., Ltd. 01/13/23 HKD 426,427 5.67 2,417
2,503
Postal Savings Bank of China Co., Ltd. 12/18/23 HKD 3,228,000 0.48 1,565
1,678
Reliance Industries, Ltd. 06/03/15 78,033 9.99 779
5,511
Samsung Biologics Co., Ltd. 02/13/24 KRW 5,570 630.87 3,514
3,137
Saudi Arabian Oil Co. 08/08/23 SAR 903,618 8.93 8,066
7,254
SBI Life Insurance Co., Ltd. 03/23/22 INR 38,293 14.37 550
657
WH Group, Ltd. 10/26/15 HKD 3,780,826 0.56 2,120
2,745
Xiaomi Corp. 03/27/24 HKD 512,600 1.93 988 1,114
109,329
For a description of restricted securities see note 9 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.
260 Tax-Managed International Equity Fund
Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Australian Dollar Currency Futures 1,560 USD 101,275 06/24
(2,203)
British Pound Currency Futures 275 USD 21,496 06/24
(504)
Canadian Dollar Currency Futures 1,408 USD 102,397 06/24
(1,814)
Japanese Yen Currency Futures 2,365 USD 188,860 06/24
(12,154)
New Zealand Dollar Currency Futures 45 USD 2,654 06/24
(117)
Norwegian Krone Currency Futures 103 USD 18,598 06/24
(1,091)
S&P/TSX 60 Index Futures 608 CAD 158,749 06/24
(1,209)
SPI 200 Index Futures 929 AUD 178,484 06/24
(715)
TOPIX Index Futures 653 JPY 17,937,910 06/24 1,845
Short Positions
CAC40 Euro Index Futures 160 EUR 12,729 05/24
(109)
DAX Index Futures 20 EUR 9,048 06/24
27
Euro Currency Futures 617 USD 82,512 06/24
2,245
EURO STOXX 50 Index Futures 127 EUR 6,219 06/24
29
FTSE 100 Index Futures 93 GBP 7,587 06/24
(491)
FTSE/MIB Index Futures 18 EUR 3,016 06/24
(46)
Hang Seng Index Futures 171 HKD 151,497 05/24
(602)
IBEX 35 Index Futures 27 EUR 2,929 05/24
(84)
MSCI Emerging Markets Index Futures 2,017 USD 105,086 06/24
979
MSCI Singapore Index Futures 536 SGD 16,246 05/24
(47)
OMXS30 Index Futures 105 SEK 26,765 05/24
(56)
S&P 500 E-Mini Index Futures 228 USD 57,764 06/24
1,470
Swiss Franc Currency Futures 254 USD 34,728 06/24 1,794
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (12,853)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Argentina $ 7,137 $ — $ —
$ —
$ 7,137 0 .2
Australia — 49,172 —
—
49,172 1 .4
Austria — 15,061 —
—
15,061 0 .4
Belgium — 8,827 —
—
8,827 0 .2
Brazil 96,062 — —
—
96,062 2 .7
Burkina Faso 1,487 — —
—
1,487 —
*
Canada 145,032 — —
—
145,032 4 .0
Chile 2,714 976 —
—
3,690 0 .1
China 43,105 313,007 —
—
356,112 9 .8
Denmark — 75,401 —
—
75,401 2 .1
Finland — 20,262 —
—
20,262 0 .6
France — 253,808 —
—
253,808 7 .0

See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 261
Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Germany — 165,835 —
—
165,835 4 .6
Ghana 2,658 1,640 —
—
4,298 0 .1
Greece — 15,367 —
—
15,367 0 .4
Hong Kong — 45,600 —
—
45,600 1 .3
Hungary — 2,921 —
—
2,921 0 .1
India 6,590 140,486 —
—
147,076 4 .1
Indonesia — 22,183 —
—
22,183 0 .6
Ireland 568 32,855 —
—
33,423 0 .9
Israel 3,927 2,483 —
—
6,410 0 .2
Italy 7,549 60,243 —
—
67,792 1 .9
Japan — 411,006 —
—
411,006 11 .3
Jordan — 490 —
—
490 —
*
Luxembourg — 20,078 —
—
20,078 0 .6
Macao — 9,968 —
—
9,968 0 .3
Malaysia — 5,811 —
—
5,811 0 .2
Mexico 25,695 1,773 —
—
27,468 0 .8
Netherlands — 143,170 —
—
143,170 3 .9
New Zealand — 1,561 —
—
1,561 —
*
Norway — 2,219 —
—
2,219 0 .1
Peru 1,316 — —
—
1,316 —
*
Philippines — 6,742 —
—
6,742 0 .2
Poland — 4,873 —
—
4,873 0 .1
Russia — — —
—
— —
Saudi Arabia — 17,053 —
—
17,053 0 .5
Singapore — 7,785 —
—
7,785 0 .2
South Africa 9,947 22,399 —
—
32,346 0 .9
South Korea 4,104 119,726 —
—
123,830 3 .4
Spain — 48,061 —
—
48,061 1 .3
Sweden — 57,586 —
—
57,586 1 .6
Switzerland 2,238 122,046 —
—
124,284 3 .4
Taiwan 25,727 145,859 —
—
171,586 4 .7
Thailand — 24,229 —
—
24,229 0 .7
Turkey — 20,395 —
—
20,395 0 .6
United Arab Emirates — 9,473 —
—
9,473 0 .3
United Kingdom 7,956 214,890 —
—
222,846 6 .1
United States 114,871 193,968 —
—
308,839 8 .5
Zambia 8,215 — —
—
8,215 0 .2
Preferred Stocks 9,499 35,137 — — 44,636 1 .2
Warrants and Rights — — — — — —
*
Short-Term Investments — — — 142,050 142,050 3 .9

See accompanying notes which are an integral part of the financial statements.
262 Tax-Managed International Equity Fund
Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Total Investments 526,397 2,872,425 — 142,050 3,540,872 97 .7
Other Assets and Liabilities, Net
2 .3
100 .0
Other Financial Instruments
Assets
Futures Contracts 8,389 — — — 8,389 0 .2
A
Liabilities
Futures Contracts (21,242) — — — (21,242) (0 .6)
Total Other Financial Instruments
**
$ (12,853) $ — $ — $ — $ (12,853)
*
Less than .05% of net assets.
**
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2024, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of April 30, 2024, if any, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ....................................................................
558,029
Consumer Staples ...............................................................................
229,310
Energy ................................................................................................
201,053
Financial Services ..............................................................................
783,897
Health Care ........................................................................................
298,094
Materials and Processing ...................................................................
354,486
Producer Durables ..............................................................................
382,392
Technology .........................................................................................
447,995
Utilities ...............................................................................................
98,930
Preferred Stocks
Consumer Discretionary ....................................................................
9,660
Consumer Staples ...............................................................................
5,157
Financial Services ..............................................................................
5,770
Materials and Processing ...................................................................
1,276
Technology .........................................................................................
20,320
Utilities ...............................................................................................
2,453
Warrants and Rights ...................................................................
—
Short-Term Investments .............................................................
142,050
Total Investments ............................................................................... 3,540,872

See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 263
Russell Investment Company
Tax-Managed International Equity Fund
Fair Value of Derivative Instruments — April 30, 2024 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts* $ 4,350 $ 4,039
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 3,359 $ 17,883
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 4,564 $ (2,256)
Foreign currency exchange contracts — (521)
Total
$ 4,564 $ (2,777)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ 4,080 $ (6,210)
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Tax-Managed International Equity Fund
See accompanying notes which are an integral part of the financial statements.
264 Tax-Managed International Equity Fund
Statement of Assets and Liabilities — April 30, 2024 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 2,781,811
Investments, at fair value(>) ........................................................................................................................................................
3,540,872
Cash .............................................................................................................................................................................................. 14
Foreign currency holdings(^) ....................................................................................................................................................... 22,625
Receivables:
Dividends and interest ...................................................................................................................................................... 11,528
Dividends from affiliated funds ....................................................................................................................................... 545
Fund shares sold ............................................................................................................................................................... 10,325
Foreign capital gains taxes recoverable ........................................................................................................................... 6,052
From broker(a) ................................................................................................................................................................. 55,191
Prepaid expenses .......................................................................................................................................................................... 27
Total assets ...............................................................................................................................................................
3,647,179
Liabilities
Payables:
Fund shares redeemed ...................................................................................................................................................... 1,581
Accrued fees to affiliates .................................................................................................................................................. 2,975
Other accrued expenses .................................................................................................................................................... 496
Variation margin on futures contracts .............................................................................................................................. 12,813
Deferred capital gains tax liability ................................................................................................................................... 4,752
Total liabilities ...........................................................................................................................................................
22,617
Net Assets ...............................................................................................................................................................
$ 3,624,562

Russell Investment Company
Tax-Managed International Equity Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 265
Statement of Assets and Liabilities, continued — April 30, 2024 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 269,661
Shares of beneficial interest .........................................................................................................................................................
3,193
Additional paid-in capital ............................................................................................................................................................
3,351,708
Net Assets ...............................................................................................................................................................
$ 3,624,562
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) .......................................................................................................................................... $ 11.31
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 12.00
Class A — Net assets ........................................................................................................................................................... $ 35,068,153
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 3,101,872
Net asset value per share: Class C (#) .......................................................................................................................................... $ 11.19
Class C — Net assets ........................................................................................................................................................... $ 8,519,221
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 761,641
Net asset value per share: Class M (#) ......................................................................................................................................... $ 11.36
Class M — Net assets .......................................................................................................................................................... $ 1,084,013,604
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 95,462,601
Net asset value per share: Class S (#) .......................................................................................................................................... $ 11.35
Class S — Net assets ............................................................................................................................................................ $ 2,496,960,717
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 219,941,039
Amounts in thousands
(^)     Foreign currency holdings - cost $ 22,979
(>)     Investments in affiliates, U.S. Cash Management Fund $ 142,050
(a)   Receivable from Broker for Futures $ 55,191
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Tax-Managed International Equity Fund
See accompanying notes which are an integral part of the financial statements.
266 Tax-Managed International Equity Fund
Statement of Operations — For the Period Ended April 30, 2024 (Unaudited)
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 44,957
Dividends from affiliated funds ....................................................................................................................................... 2,358
Interest .............................................................................................................................................................................. 678
Securities lending income (net) ....................................................................................................................................... 60
Less foreign taxes withheld ............................................................................................................................................. (4,645)
Total investment income ..............................................................................................................................................................
43,408
Expenses
Advisory fees ................................................................................................................................................................... 13,894
Administrative fees .......................................................................................................................................................... 818
Custodian fees .................................................................................................................................................................. 520
Distribution fees - Class A ............................................................................................................................................... 41
Distribution fees - Class C ............................................................................................................................................... 32
Transfer agent fees - Class A ........................................................................................................................................... 33
Transfer agent fees - Class C ........................................................................................................................................... 8
Transfer agent fees - Class M .......................................................................................................................................... 996
Transfer agent fees - Class S ............................................................................................................................................ 2,360
Professional fees .............................................................................................................................................................. 121
Registration fees ............................................................................................................................................................... 85
Shareholder servicing fees - Class C ............................................................................................................................... 11
Trustees’ fees .................................................................................................................................................................... 92
Printing fees ..................................................................................................................................................................... 103
Miscellaneous .................................................................................................................................................................. 287
Expenses before reductions .............................................................................................................................................. 19,401
Expense reductions .......................................................................................................................................................... (1,913)
Net expenses ................................................................................................................................................................................
17,488
Net investment income (loss) .......................................................................................................................................................
25,920
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of foreign capital gains taxes of $173) ................................................................................................. (37,739)
Investments in affiliated funds ......................................................................................................................................... 1
Futures contracts .............................................................................................................................................................. 2,308
Foreign currency exchange contracts ............................................................................................................................... (521)
Foreign currency-related transactions .............................................................................................................................. 280
Net realized gain (loss) ................................................................................................................................................................
(35,671)
Net change in unrealized appreciation (depreciation) on:
Investments  (net of deferred tax liability for foreign capital gains taxes of ( $ 2,746)) ................................................... 460,619
Investments in affiliated funds ......................................................................................................................................... (19)
Futures contracts .............................................................................................................................................................. (2,130)
Foreign currency-related transactions .............................................................................................................................. (1,239)
Net change in unrealized appreciation (depreciation) ................................................................................................................. 457,231
Net realized and unrealized gain (loss) ........................................................................................................................................ 421,560
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 447,480

Russell Investment Company
Tax-Managed International Equity Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 267
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
April 30, 2024
(Unaudited)
Fiscal Year Ended
October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 25,920 $ 55,648
Net realized gain (loss) ....................................................................................................................... (35,671) (25,207)
Net change in unrealized appreciation (depreciation) ........................................................................ 457,231 280,120
Net increase (decrease) in net assets from operations .............................................................................. 447,480 310,561
Distributions
To shareholders
Class A .......................................................................................................................................... (510) (299)
Class C .......................................................................................................................................... (72) (40)
Class M ......................................................................................................................................... (18,754) (12,861)
Class S .......................................................................................................................................... (42,536) (28,301)
Net decrease in net assets from distributions ............................................................................................ (61,872) (41,501)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... 186,609 241,556
Total Net Increase (Decrease) in Net Assets ........................................................................
572,217 510,616
Net Assets
Beginning of period .................................................................................................................................. 3,052,345 2,541,729
End of period .............................................................................................................................................
$ 3,624,562 $ 3,052,345

Russell Investment Company
Tax-Managed International Equity Fund
See accompanying notes which are an integral part of the financial statements.
268 Tax-Managed International Equity Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2024 and October 31, 2023 were as follows:
2024 (Unaudited) 2023
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 555 $ 6,127 598 $ 6,291
Proceeds from reinvestment of distributions 46 510 30 295
Payments for shares redeemed (467) (5,048) (272) (2,809)
Net increase (decrease)
134 1,589 356 3,777
Class C
Proceeds from shares sold 60 658 201 2,087
Proceeds from reinvestment of distributions 7 72 4 40
Payments for shares redeemed (115) (1,258) (234) (2,443)
Net increase (decrease)
(48) (528) (29) (316)
Class M
Proceeds from shares sold 14,400 160,674 26,618 280,458
Proceeds from reinvestment of distributions 1,699 18,720 1,293 12,842
Payments for shares redeemed (7,671) (84,848) (20,944) (221,477)
Net increase (decrease)
8,428 94,546 6,967 71,823
Class S
Proceeds from shares sold 26,126 289,654 60,315 633,363
Proceeds from reinvestment of distributions 3,856 42,497 2,848 28,281
Payments for shares redeemed (22,037) (241,149) (47,068) (495,372)
Net increase (decrease)
7,945 91,002 16,095 166,272
Total increase (decrease)
16,459 $ 186,609 23,389 $ 241,556

See accompanying notes which are an integral part of the financial statements.
270 Tax-Managed International Equity Fund
Russell Investment Company
Tax-Managed International Equity Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Total
Distributions
Class A
April 30, 2024* 10.03 .07 1.39 1.46 (.18) (.18)
October 31, 2023 9.05 .16 .94 1.10 (.12) (.12)
October 31, 2022 12.48 . 1 7 (3.35) (3.18) (.25) (.25)
October 31, 2021 9.53 .1 8 2.92 3.10 (.15) (.15)
October 31, 2020 10.53 .13 (.90) (.77) (.23) (.23)
October 31, 2019 9.86 .20 .58 .78 (.11) (.11)
Class C
April 30, 2024* 9.88 .02 1. 38 1. 40 (.09) (.09)
October 31, 2023 8.92 .08 .93 1.01 (.05) (.05)
October 31, 2022 12.30 .09 (3.30) (3.21) (.17) (.17)
October 31, 2021 9.41 . 08 2.89 2.97 (.08) (.08)
October 31, 2020 10.41 .05 (.90) (.85) (.15) (.15)
October 31, 2019 9.75 .12 .59 .71 (.05) (.05)
Class M
April 30, 2024* 10.09 .09 1.39 1.48 (.21) (.21)
October 31, 2023 9.10 .20 .94 1.14 (.15) (.15)
October 31, 2022 12.55 .21 (3.37) (3.16) (.29) (.29)
October 31, 2021 9.57 . 23 2.94 3.17 (.19) (.19)
October 31, 2020 10.58 .16 (.91) (.75) (.26) (.26)
October 31, 2019 9.92 .26 .56 .82 (.16) (.16)
Class S
April 30, 2024* 10.08 .08 1. 39 1. 47 (.20) (.20)
October 31, 2023 9.10 .19 .93 1.12 (.14) (.14)
October 31, 2022 12.54 .20 (3.36) (3.16) (.28) (.28)
October 31, 2021 9.57 . 20 2.94 3.14 (.17) (.17)
October 31, 2020 10.57 .15 (.90) (.75) (.25) (.25)
October 31, 2019 9.91 .22 .59 .81 (.15) (.15)

See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 271
$
Net Asset Value,
End of
Period
%
Total
Return
(ǿ)(±)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(ɯ)
%
Ratio of Expenses
to Average
Net Assets,
Net
(Ƃ)(ɯ)
%
Ratio of Net
Investment Income
to Average
Net Assets
(Ƃ)(ɯ)
%
Portfolio
Turnover Rate
(ǿ)
11.31 14.59 35,068 1. 39 1. 30 1. 25 13
10.03 12.13 29,757 1.38 1.29 1.49 56
9.05 (25.93) 23,630 1.38 1.29 1.61 68
12.48 32.74 27,480 1.38 1.29 1.45 48
9.53 (7.59) 19,622 1.41 1.29 1.40 100
10.53 8.10 14,323 1.40 1.28 1.99 77
11. 19 14.21 8,519 2. 14 2. 05 . 45 13
9.88 11.29 8,005 2.13 2.04 .74 56
8.92 (26.45) 7,485 2.13 2.04 .87 68
12.30 31.65 9,172 2.13 2.04 .68 48
9.41 (8.34) 6,309 2.16 2.04 .55 100
10.41 7.34 5,698 2.15 2.03 1.25 77
11.36 14.78 1,084,014 1. 14 . 95 1. 61 13
10.09 12.58 877,826 1.13 .94 1.86 56
9.10 (25.68) 728,774 1.14 .94 1.98 68
12.55 33.29 776,828 1.13 .94 1.86 48
9.57 (7.37) 318,990 1.16 .94 1.66 100
10.58 8.44 264,934 1.16 .94 2.60 77
11. 35 14.68 2,496,961 1. 14 1. 05 1. 50 13
10.08 12.35 2,136,757 1.13 1.04 1.75 56
9.10 (25.70) 1,781,840 1.13 1.04 1.87 68
12.54 33.04 2,032,628 1.13 1.04 1.68 48
9.57 (7.38) 1,486,075 1.16 1.04 1.54 100
10.57 8.33 1,472,807 1.15 1.03 2.22 77

Russell Investment Company
Tax-Managed International Equity Fund
See accompanying notes which are an integral part of the financial statements.
272 Tax-Managed International Equity Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended April 30, 2024 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 202 4 with underlying f unds which are, or were, an affiliat-
ed company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2024, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 2,293,411
Administrative fees 142,374
Distribution fees 12,431
Shareholder servicing fees 1,764
Transfer agent fees 504,301
Trustee fees 21,090
$ 2,975,371
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 86,475 $ 348,772 $ 293,179 $ 1 $ (19) $ 142,050 $ 2,358 $ —
U.S. Cash Collateral Fund — 41,686 41,686 — — — 139 —
$ 86,475 $ 390,458 $ 334,865 $ 1 $ (19) $ 142,050 $ 2,497 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 2,790,230,904 $ 851,633,352 $ (113,845,205) $ 737,788,147

Tax-Managed Real Assets Fund 273
Russell Investment Company
Tax-Managed Real Assets Fund
Shareholder Expense Example — April 30, 2024 (Unaudited)
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2023 to April 30, 2024 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account
values and actual expenses. You may use the information in
this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account
during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and
expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2024 $ 1,108.80 $ 1,018.25
Expenses Paid During Period* $ 6.97 $ 6.67
* Expenses are equal to the Fund's annualized expense ratio of 1.33%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2024 $ 1,105.40 $ 1,014.52
Expenses Paid During Period* $ 10.89 $ 10.42
* Expenses are equal to the Fund's annualized expense ratio of 2.08%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2024 $ 1,110.70 $ 1,019.99
Expenses Paid During Period* $ 5.14 $ 4.92
* Expenses are equal to the Fund's annualized expense ratio of 0.98%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

274 Tax-Managed Real Assets Fund
Russell Investment Company
Tax-Managed Real Assets Fund
Shareholder Expense Example, continued — April 30, 2024 (Unaudited)
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2024 $ 1,110.80 $ 1,019.49
Expenses Paid During Period* $ 5.67 $ 5.42
* Expenses are equal to the Fund's annualized expense ratio of 1.08%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

See accompanying notes which are an integral part of the financial statements.
Tax-Managed Real Assets Fund 275
Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 95.9%
Argentina - 0.3%
Corp. America Airports SA(Æ) 59,152 1,002
YPF SA - ADR(Æ) 63,301 1,390
2,392
Australia - 5.3%
Atlas Arteria, Ltd. 2,746,609 9,221
Beach Energy, Ltd. 558,018 580
BHP Group, Ltd. 44,197 1,224
BHP Group, Ltd. - ADR 152,737 4,212
Dalrymple Bay Infrastructure, Ltd. 103,389 187
Fortescue Metals Group, Ltd. 129,847 2,165
Glencore PLC 1,971,952 11,484
Mineral Resources, Ltd. 16,439 759
Perenti, Ltd. 16,262 10
Qube Holdings, Ltd. 580,855 1,241
Rio Tinto PLC 15,828 1,079
Rio Tinto, Ltd. - ADR 6,527 547
Sandfire Resources, Ltd.(Æ) 131,100 803
Santos, Ltd. 75,509 374
South32, Ltd. Class B 440,322 1,024
Transurban Group - ADR(Æ) 1,617,106 13,037
Woodside Energy Group, Ltd. 7,297 131
48,078
Austria - 0.3%
OMV AB 53,320 2,540
Bermuda - 0.0%
Kunlun Energy Co., Ltd. 220,000 213
Brazil - 1.4%
Adecoagro SA 107,177 1,163
CCR SA 563,545 1,338
Centrais Eletricas Brasileiras SA - ADR 20,817 153
Cia de Saneamento Basico do Estado de
Sao Paulo - ADR(Æ) 36,851 576
Cia Energetica de Minas Gerais
- ADR(Æ) 173,774 417
Enauta Participacoes SA 76,263 401
Petroleo Brasileiro SA 11,405 97
Petroleo Brasileiro SA - ADR 24,208 411
Sao Martinho S/A 188,894 1,040
SLC Agricola SA 93,188 343
Suzano SA(Æ) 74,081 834
Suzano SA - ADR(Æ) 104,485 1,175
Vale SA 263,541 3,212
Vale SA Class B - ADR 115,361 1,404
Wheaton Precious Metals Corp. 12,541 653
13,217
Canada - 4.7%
Agnico Eagle Mines, Ltd. 15,613 989
AltaGas, Ltd. - ADR 79,315 1,739
ARC Resources, Ltd. 111,946 2,027
Barrick Gold Corp. 72,679 1,208
Canadian Natural Resources, Ltd. 9,373 710
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Canadian Solar, Inc.(Æ)(Ñ) 44,521 722
Cenovus Energy, Inc. 22,526 463
Crescent Point Energy Corp. 62,616 552
Emera, Inc. 16,606 560
Enbridge, Inc. 151,928 5,402
Enerflex, Ltd. 56,123 328
Enerplus Corp. 9,374 183
Franco-Nevada Corp. Class T 9,445 1,137
Gibson Energy, Inc. 103 2
Imperial Oil, Ltd. 18,672 1,284
Ivanhoe Mines, Ltd. Class A(Æ) 758,468 10,281
Largo, Inc.(Æ) 1,761 3
Li-Cycle Holdings Corp.(Æ) 185,781 122
Logan Energy Corp.(Æ) 25,659 16
NexGen Energy, Ltd.(Æ) 120,935 920
Nutrien, Ltd. 58,937 3,108
Pembina Pipeline Corp. 61,349 2,159
TC Energy Corp. 81,982 2,937
Teck Resources, Ltd. Class B 65,819 3,236
Vermilion Energy, Inc. 96,163 1,109
West Fraser Timber Co., Ltd. 5,744 440
Westshore Terminals Investment Corp. 24,184 465
Whitecap Resources, Inc. 106,642 809
42,911
Chile - 0.5%
Antofagasta PLC 29,173 802
Sociedad Quimica y Minera de Chile
SA - ADR 87,622 4,003
4,805
China - 1.4%
Beijing Capital International Airport
Co., Ltd. Class H(Æ) 4,480,798 1,426
CGN Power Co., Ltd. Class H(Þ) 1,301,000 437
China Gas Holdings, Ltd. 501,600 471
China Longyuan Power Group Corp.,
Ltd. Class H 263,000 185
China Merchants Port Holdings Co.,
Ltd. 896,264 1,191
China Resources Gas Group, Ltd. 62,700 199
China Resources Power Holdings Co.,
Ltd. 78,000 194
COSCO SHIPPING Ports, Ltd. 217,093 134
ENN Energy Holdings, Ltd. 217,841 1,874
Hainan Meilan International Airport
Co., Ltd. Class H(Æ) 53,000 52
Henan Shenhuo Coal & Power Co., Ltd.
Class A 223,700 668
Jiangsu Expressway Co., Ltd. Class H 2,059,153 2,019
Shenzhen Expressway Corp., Ltd.
Class H 312,172 284
Shenzhen International Holdings, Ltd. 582,000 466
Western Mining Co., Ltd. Class A 698,601 1,931
Wilmar International, Ltd. 265,000 624

See accompanying notes which are an integral part of the financial statements.
276 Tax-Managed Real Assets Fund
Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Yuexiu Transport Infrastructure, Ltd. 582,000 288
12,443
Denmark - 0.1%
Vestas Wind Systems A/S(Æ) 49,474 1,327
Finland - 0.5%
Kemira OYJ 20,297 440
Neste OYJ 58,484 1,332
Stora Enso OYJ Class R 64,112 853
UPM-Kymmene OYJ 57,935 2,026
4,651
France - 2.9%
Aeroports de Paris SA 30,346 3,842
Eiffage SA 7,174 766
Engie SA 48,151 836
Eramet SA 8,750 851
Gaztransport Et Technigaz SA 130 18
Getlink SE 600,860 10,219
Rubis SCA 17,880 618
Technip Energies NV 20,026 474
TotalEnergies SE 47,337 3,438
Veolia Environnement SA 80,354 2,498
Vinci SA 27,653 3,237
26,797
Germany - 0.2%
E.ON SE 83,362 1,101
Fraport AG Frankfurt Airport Services
Worldwide(Æ) 11,820 594
K+S AG 26,874 402
ThyssenKrupp AG - ADR 8,043 40
2,137
Ghana - 1.0%
Kosmos Energy, Ltd.(Æ) 1,670,217 9,470
Hong Kong - 0.1%
Hutchison Port Holdings Trust Class U 2,490,800 319
United Energy Group, Ltd. 5,976,000 428
747
Hungary - 0.1%
MOL Hungarian Oil & Gas PLC 160,679 1,318
India - 0.3%
Reliance Industries, Ltd. - GDR(Þ) 38,214 2,699
Ireland - 0.2%
Smurfit Kappa Group PLC 34,361 1,489
Isle of Man - 0.1%
Lifezone Metals, Ltd.(Æ) 106,826 786
Israel - 0.2%
Equital, Ltd.(Æ) 7,002 194
ICL Group, Ltd. 80,378 375
Israel Corp., Ltd. 2,643 630
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Naphtha Israel Petroleum Corp., Ltd.
(Æ) 56,274 292
1,491
Italy - 1.0%
Enav SpA(Þ) 89,897 370
Enel SpA 220,044 1,449
Eni SpA - ADR 272,532 4,376
Hera SpA 371,435 1,341
Infrastrutture Wireless Italiane SpA(Þ) 163,156 1,749
9,285
Japan - 0.8%
Ebara Corp. 28,800 2,369
Hitachi Zosen Corp. 2,500 19
Inpex Corp. 35,000 525
Japan Airport Terminal Co., Ltd. 15,000 530
Japan Petroleum Exploration Co., Ltd. 9,400 396
JFE Holdings, Inc. 5,600 84
Kubota Corp. 15,000 241
Mitsubishi Materials Corp. 21,000 409
Nippon Steel Corp. 30,000 671
Nittetsu Mining Co., Ltd. 9,000 283
Sumitomo Metal Mining Co., Ltd. 21,500 725
West Japan Railway Co. 50,500 959
7,211
Jersey - 0.2%
Arcadium Lithium PLC(Æ) 400,041 1,760
Luxembourg - 0.1%
ArcelorMittal SA 37,979 950
Mexico - 3.5%
Grupo Aeroportuario del Centro Norte
SAB de CV - ADR 12,506 1,104
Grupo Aeroportuario del Pacifico SAB
de CV Class B 560,702 10,213
Grupo Aeroportuario del Pacifico SAB
de CV - ADR 11,820 2,149
Grupo Aeroportuario del Sureste SAB
de CV Class B 278,183 9,556
Grupo Aeroportuario del Sureste SAB
de CV - ADR 6,712 2,312
Grupo Mexico SAB de CV 676,620 4,181
Promotora y Operadora de
Infraestructura SAB de CV 173,320 1,741
Southern Copper Corp. 1,689 197
Vista Energy SAB de CV - ADR(Æ) 6,359 274
31,727
Netherlands - 0.0%
OCI NV 3,438 93
New Zealand - 0.4%
Auckland International Airport, Ltd. 833,397 3,858

See accompanying notes which are an integral part of the financial statements.
Tax-Managed Real Assets Fund 277
Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Norway - 0.7%
Aker BP ASA 12,606 306
Austevoll Seafood ASA 104,639 836
Borregaard ASA - ADR 22,679 388
DNO ASA 659,139 613
Equinor ASA Class N 142,787 3,805
5,948
Poland - 0.0%
ORLEN SA 21,816 356
Portugal - 1.1%
Galp Energia SGPS SA Class B 453,411 9,695
Russia - 0.0%
Gazprom Neft PJSC(Š) 172,926 —
Gazprom PJSC(Æ)(Š) 643,570 —
Gazprom PJSC - ADR(Æ)(Š) 30,369 —
Lukoil PJSC(Š) 35,888 —
Lukoil PJSC - ADR(Æ)(Š) 2,369 —
MMC Norilsk Nickel PJSC(Š) 1,789,700 —
MMC Norilsk Nickel PJSC - ADR(Æ)
(Š) 9 —
Novatek PJSC(Š) 93,200 —
PhosAgro PJSC(Š) 11,936 —
PhosAgro PJSC Depositary Receipt(Æ)
(Š) 231 —
Polyus PJSC(Æ)(Š) 1,778 —
Polyus PJSC - GDR(Æ)(Š)(Þ) 1 —
Ros Agro PLC - GDR(Æ)(Š)(Þ) 66,112 —
Rosneft Oil Co. PJSC(Š) 97,843 —
Tatneft PJSC(Š) 107,472 —
Tatneft PJSC - ADR(Æ)(Š) 4,325 —
—
South Africa - 0.7%
African Rainbow Minerals, Ltd. 2,616 27
Anglo American PLC 56,123 1,831
Gold Fields, Ltd. - ADR 38,878 629
Impala Platinum Holdings, Ltd. 630,781 2,873
Sibanye Stillwater, Ltd. 1,012,465 1,168
Thungela Resources, Ltd. 7,364 51
6,579
South Korea - 0.1%
POSCO Holdings, Inc. 3,313 962
Spain - 2.7%
Aena SME SA(Þ) 72,878 13,320
Iberdrola SA 643,817 7,910
Repsol SA - ADR 194,650 3,031
Solaria Energia y Medio Ambiente
SA(Æ) 23,349 238
24,499
Sweden - 0.6%
Boliden AB 124,062 4,107
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Svenska Cellulosa AB SCA Class B 94,077 1,383
5,490
Switzerland - 0.8%
Flughafen Zurich AG 29,633 5,931
SIG Group AG(Æ) 48,501 969
6,900
Thailand - 0.0%
PTT Exploration & Production PCL 98,800 417
United Kingdom - 1.1%
DS Smith PLC 191,657 836
EnQuest PLC(Æ) 1,644,647 345
Harbour Energy PLC 268,820 965
National Grid PLC 142,740 1,874
Scottish & Southern Energy PLC 156,592 3,261
Severn Trent PLC Class H 94,566 2,916
10,197
United States - 62.3%
Aemetis, Inc.(Æ) 59,493 232
AGCO Corp. 10,353 1,182
Agree Realty Corp.(ö) 73,502 4,206
Albemarle Corp. 2,630 316
Alcoa Corp. 3,605 127
Alexander & Baldwin, Inc.(ö) 5,089 84
Alexandria Real Estate Equities, Inc.(ö) 81,509 9,444
Alliant Energy Corp. 49,714 2,476
Amcor PLC 62,962 563
Ameresco, Inc. Class A(Æ) 67,597 1,415
American Electric Power Co., Inc. 74,636 6,421
American Healthcare REIT, Inc.(ö) 172,527 2,369
American Homes 4 Rent Class A(ö) 239,554 8,576
American Tower Corp.(ö) 4,469 767
Americold Realty Trust, Inc.(ö) 26,295 578
Apartment Income REIT Corp.(ö) 20,151 773
Apartment Investment and Management
Co. Class A(Æ)(ö) 23,019 184
Apple Hospitality REIT, Inc.(ö) 31,583 466
Archer-Daniels-Midland Co. 9,337 548
Armada Hoffler Properties, Inc.(ö) 17,909 188
Array Technologies, Inc.(Æ) 147,310 1,818
Atmos Energy Corp. 4,584 540
AvalonBay Communities, Inc.(ö) 106,568 20,202
Avery Dennison Corp. 2,165 470
Boston Properties, Inc.(ö) 11,987 742
BP PLC 1,512,703 9,785
Brixmor Property Group, Inc.(ö) 251,645 5,561
Broadstone Net Lease, Inc.(ö) 27,611 402
California Resources Corp. 46,885 2,478
Camden Property Trust(ö) 8,406 838
CareTrust REIT, Inc.(ö) 94,498 2,336
CenterPoint Energy, Inc. 74,571 2,173
Centerspace(ö) 1,392 94
CF Industries Holdings, Inc. 6,421 507
Cheniere Energy, Inc. 70,611 11,144
Chevron Corp. 13,269 2,140

See accompanying notes which are an integral part of the financial statements.
278 Tax-Managed Real Assets Fund
Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Civitas Resources, Inc. 12,673 912
Clean Energy Fuels Corp.(Æ) 43,755 101
CNX Resources Corp.(Æ) 22,415 527
Community Healthcare Trust, Inc.(ö) 6,967 185
ConocoPhillips 56,017 7,037
Consolidated Edison, Inc. 4,473 422
Constellation Energy Generation LLC 7,984 1,485
Corporate Office Properties Trust(ö) 16,229 389
Corteva, Inc. 66,720 3,612
Crown Castle, Inc.(ö) 773 72
CSX Corp. 13,430 446
CubeSmart(ö) 194,612 7,870
Darling Ingredients, Inc.(Æ) 208,306 8,826
Deere & Co. 957 375
DiamondRock Hospitality Co.(ö) 27,431 244
Digital Realty Trust, Inc.(ö) 115,687 16,055
Diversified Healthcare Trust(ö) 57,035 135
Dominion Energy, Inc. 132,320 6,746
Douglas Emmett, Inc.(ö) 13,998 192
DT Midstream, Inc. 75,803 4,715
Duke Energy Corp. 109,381 10,748
Easterly Government Properties, Inc.(ö) 17,847 209
EastGroup Properties, Inc.(ö) 47,015 7,304
Edison International 12,625 897
Elme Communities(ö) 14,560 221
Empire State Realty Trust, Inc. Class
A(ö) 40,565 369
Enphase Energy, Inc.(Æ) 14,169 1,541
Entergy Corp. 22,645 2,416
Enterprise Products Partners, LP 28,820 809
EOG Resources, Inc. 8,795 1,162
EPR Properties(ö) 11,174 454
Equinix, Inc.(ö) 33,618 23,906
Equity LifeStyle Properties, Inc. Class
A(ö) 18,707 1,128
Equity Residential(ö) 41,190 2,653
Essential Properties Realty Trust, Inc.
(ö) 327,521 8,627
Essex Property Trust, Inc.(ö) 46,908 11,551
Evergy, Inc. 44,891 2,355
Eversource Energy 90,878 5,509
Exelon Corp. 160,220 6,021
Extra Space Storage, Inc.(ö) 35,299 4,740
Exxon Mobil Corp. 32,569 3,852
Farmland Partners, Inc.(ö) 34,149 367
Federal Realty Investment Trust(ö) 4,196 437
First Industrial Realty Trust, Inc.(ö) 79,913 3,630
First Solar, Inc.(Æ) 11,109 1,959
FirstEnergy Corp. 33,758 1,294
FMC Corp. 5,535 327
Four Corners Property Trust, Inc.(ö) 11,225 263
Franklin Street Properties Corp.(ö) 67,977 126
Freeport-McMoRan, Inc. 113,340 5,660
Gaming and Leisure Properties, Inc.(ö) 44,116 1,885
Getty Realty Corp.(ö) 5,814 158
Gladstone Commercial Corp.(ö) 14,007 187
Gladstone Land Corp.(ö) 14,051 178
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Global Medical REIT, Inc.(ö) 21,287 173
GrafTech International, Ltd. 399,570 687
Green Plains, Inc.(Æ) 175,555 3,629
Gulfport Energy Corp.(Æ) 1,418 225
Halliburton Co. 31,579 1,183
Healthpeak Properties, Inc.(ö) 50,154 933
Hess Corp. 10,695 1,684
Highwoods Properties, Inc.(ö) 8,520 223
Host Hotels & Resorts, Inc.(ö) 267,100 5,040
Hudson Pacific Properties, Inc.(ö) 14,640 85
Hyatt Hotels Corp. Class A 8,899 1,324
Independence Realty Trust, Inc.(ö) 28,272 446
International Paper Co. 9,823 343
Invitation Homes, Inc.(ö) 70,985 2,428
Iron Mountain, Inc.(ö) 201,977 15,657
Kilroy Realty Corp.(ö) 8,552 289
Kimco Realty Corp.(ö) 175,150 3,263
Kinder Morgan, Inc. 264,594 4,837
Kite Realty Group Trust(ö) 99,755 2,175
Lamar Advertising Co. Class A(ö) 9,379 1,087
Lexington Realty Trust(ö) 41,042 343
Macerich Co. (The)(ö) 191,139 2,630
Magnolia Oil & Gas Corp. Class A 69,013 1,730
Medical Properties Trust, Inc.(ö) 65,248 300
Mid-America Apartment Communities,
Inc.(ö) 19,653 2,555
Mosaic Co. (The) 58,507 1,837
National Health Investors, Inc.(ö) 5,771 364
National Storage Affiliates Trust(ö) 13,953 489
NET Lease Office Properties(ö) 1,247 28
NETSTREIT Corp.(ö) 166,034 2,798
Newmont Corp. 24,458 994
NexPoint Residential Trust, Inc.(ö) 8,489 291
NextEra Energy, Inc. 241,680 16,185
NiSource, Inc. 21,022 586
NNN REIT, Inc.(ö) 2,618 106
Noble Corp. PLC 14,841 657
Norfolk Southern Corp. 4,187 964
Nucor Corp. 7,146 1,204
Omega Healthcare Investors, Inc.(ö) 40,950 1,245
ONEOK, Inc. 13,498 1,068
Outfront Media, Inc.(ö) 15,866 252
Ovintiv, Inc. 9,708 498
Packaging Corp. of America 1,803 312
Park Hotels & Resorts, Inc.(ö) 39,046 630
Patterson-UTI Energy, Inc. 36,518 395
Permian Resources Corp. 20,008 335
PG&E Corp. 3,940 67
Phillips 66 640 92
Phillips Edison & Co., Inc.(ö) 16,044 525
Piedmont Office Realty Trust, Inc. Class
A(ö) 1,626 11
Pinnacle West Capital Corp. 5,317 392
Pioneer Natural Resources Co. 3,888 1,047
Plymouth Industrial REIT, Inc.(ö) 8,287 173
PNM Resources, Inc. 5,753 213
Portland General Electric Co. 1,444 62

See accompanying notes which are an integral part of the financial statements.
Tax-Managed Real Assets Fund 279
Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Potlatch Corp.(ö) 29,439 1,178
PPL Corp. 18,766 515
Prologis, LP(ö) 317,447 32,395
ProPetro Holding Corp.(Æ) 49,442 431
Public Service Enterprise Group, Inc. 11,268 778
Public Storage(ö) 57,262 14,857
Rayonier, Inc.(ö) 12,312 365
Realty Income Corp.(ö) 80,365 4,303
Regal Rexnord Corp. 3,044 491
Regency Centers Corp.(ö) 120,213 7,119
Reliance Steel & Aluminum Co. 1,306 372
Republic Services, Inc. Class A 15,292 2,931
Retail Opportunity Investments Corp.
(ö) 21,234 261
REX American Resources Corp.(Æ) 8,144 451
Rexford Industrial Realty, Inc.(ö) 37,221 1,593
Ryman Hospitality Properties, Inc.(ö) 47,751 5,037
Sabra Health Care REIT, Inc.(ö) 34,397 479
Schlumberger NV 5,688 270
Sealed Air Corp. 4,727 149
Select Water Solutions, Inc. Class A 21,426 198
Sempra Energy 22,454 1,608
Service Properties Trust(ö) 37,197 228
Shell PLC 363,094 12,939
Simon Property Group, Inc.(ö) 127,948 17,981
SITE Centers Corp.(ö) 25,059 338
SL Green Realty Corp.(ö) 122,694 6,114
SolarEdge Technologies, Inc.(Æ) 63,635 3,732
Southern Co. (The) 130,976 9,627
Southwestern Energy Co.(Æ) 40,314 302
STAG Industrial, Inc.(ö) 134,317 4,619
Steel Dynamics, Inc. 3,364 438
Sun Communities, Inc.(ö) 55,711 6,202
Sunrun, Inc.(Æ) 408,107 4,199
Talos Energy, Inc.(Æ) 21,989 290
Tanger, Inc.(ö) 13,216 375
Targa Resources Corp. 68,802 7,848
Terreno Realty Corp.(ö) 11,369 618
UDR, Inc.(ö) 28,253 1,076
UGI Corp. 78,342 2,002
Union Pacific Corp. 7,655 1,815
Ventas, Inc.(ö) 62,530 2,769
Veris Residential, Inc.(ö) 26,987 389
VICI Properties, Inc.(ö) 270,127 7,712
Vital Energy, Inc.(Æ) 7,169 380
Vornado Realty Trust(ö) 183,599 4,779
W&T Offshore, Inc. 36,405 82
WEC Energy Group, Inc. 16,135 1,333
Welltower, Inc.(ö) 217,990 20,770
Westrock Co. 21,603 1,036
Weyerhaeuser Co.(ö) 69,870 2,108
Whitestone REIT Class B(ö) 29,192 336
Williams Cos., Inc. (The) 69,016 2,647
WP Carey, Inc.(ö) 30,074 1,649
Xcel Energy, Inc. 102,643 5,515
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Zurn Elkay Water Solutions Corp. 13,656 427
570,979
Zambia - 0.2%
First Quantum Minerals, Ltd. 167,250 2,124
Total Common Stocks
(cost $721,294) 878,541
Preferred Stocks - 1.4%
Brazil - 1.4%
Bradespar SA
14.899% (Ÿ) 1,440,199 5,528
Petroleo Brasileiro SA
13.810% (Ÿ) 882,214 7,139
12,667
Russia - 0.0%
Surgutneftegas OJSC
1.104% (Ÿ)(Š) 1,385,000 —
Tatneft PJSC
12.114% (Ÿ)(Š) 281,695 —
—
Total Preferred Stocks
(cost $13,327) 12,667
Short-Term Investments - 2.0%
United States - 2.0%
U.S. Cash Management Fund(@) 18,753,667 (∞) 18,744
Total Short-Term Investments
(cost $18,748) 18,744
Other Securities - 0.1%
U.S. Cash Collateral Fund(@)(×) 741,200 (∞) 741
Total Other Securities
(cost $741) 741
Total Investments - 99.4%
(identified cost $754,110) 910,693
Other Assets and Liabilities,
Net - 0.6%
5,097
Net Assets - 100.0%
915,790

See accompanying notes which are an integral part of the financial statements.
280 Tax-Managed Real Assets Fund
Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
2.0%
Aena SME SA 04/22/20 EUR 72,878 134.57 9,807
13,320
CGN Power Co., Ltd. 03/07/23 HKD 1,301,000 0.24 314
437
Enav SpA 09/28/22 EUR 89,897 3.54 318
370
Infrastrutture Wireless Italiane SpA 05/11/22 EUR 163,156 10.63 1,735
1,749
Polyus PJSC 10/20/22 1 — —
—
Reliance Industries, Ltd. 02/24/21 38,214 52.92 2,022
2,699
Ros Agro PLC 03/17/20 66,112 7.94 525 —
18,575
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 59 USD 14,948 06/24 (399)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (399)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Argentina $ 2,392 $ — $ —
$ —
$ 2,392 0 .3
Australia — 48,078 —
—
48,078 5 .3
Austria — 2,540 —
—
2,540 0 .3
Bermuda — 213 —
—
213 —
*
Brazil 13,217 — —
—
13,217 1 .4
Canada 42,911 — —
—
42,911 4 .7
Chile 4,003 802 —
—
4,805 0 .5
China — 12,443 —
—
12,443 1 .4
Denmark — 1,327 —
—
1,327 0 .1
Finland — 4,651 —
—
4,651 0 .5
France — 26,797 —
—
26,797 2 .9
Germany — 2,137 —
—
2,137 0 .2
Ghana 9,470 — —
—
9,470 1 .0
Hong Kong — 747 —
—
747 0 .1
Hungary — 1,318 —
—
1,318 0 .1
India — 2,699 —
—
2,699 0 .3
Ireland — 1,489 —
—
1,489 0 .2
Isle of Man 786 — —
—
786 0 .1

See accompanying notes which are an integral part of the financial statements.
Tax-Managed Real Assets Fund 281
Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Israel — 1,491 —
—
1,491 0 .2
Italy — 9,285 —
—
9,285 1 .0
Japan — 7,211 —
—
7,211 0 .8
Jersey 1,760 — —
—
1,760 0 .2
Luxembourg — 950 —
—
950 0 .1
Mexico 31,727 — —
—
31,727 3 .5
Netherlands — 93 —
—
93 —
*
New Zealand — 3,858 —
—
3,858 0 .4
Norway — 5,948 —
—
5,948 0 .7
Poland — 356 —
—
356 —
*
Portugal — 9,695 —
—
9,695 1 .1
Russia — — —
—
— —
South Africa 629 5,950 —
—
6,579 0 .7
South Korea — 962 —
—
962 0 .1
Spain — 24,499 —
—
24,499 2 .7
Sweden — 5,490 —
—
5,490 0 .6
Switzerland — 6,900 —
—
6,900 0 .8
Thailand — 417 —
—
417 —
*
United Kingdom — 10,197 —
—
10,197 1 .1
United States 547,598 23,381 —
—
570,979 62 .3
Zambia 2,124 — —
—
2,124 0 .2
Preferred Stocks 12,667 — — — 12,667 1 .4
Short-Term Investments — — — 18,744 18,744 2 .0
Other Securities — — — 741 741 0 .1
Total Investments 669,284 221,924 — 19,485 910,693 99 .4
Other Assets and Liabilities, Net
0 .6
100 .0
Other Financial Instruments
Liabilities
Futures Contracts (399) — — — (399) (—)
*
Total Other Financial Instruments
**
$ (399) $ — $ — $ — $ (399)
*
Less than .05% of net assets.
**
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2024, if any, see note 2 in the Notes to
Financial Statements.

See accompanying notes which are an integral part of the financial statements.
282 Tax-Managed Real Assets Fund
Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of April 30, 2024, if any, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ....................................................................
1,324
Consumer Staples ...............................................................................
3,170
Energy ................................................................................................
126,222
Financial Services ..............................................................................
341,531
Materials and Processing ...................................................................
125,751
Producer Durables ..............................................................................
103,016
Technology .........................................................................................
3,612
Utilities ...............................................................................................
173,915
Preferred Stocks
Energy ................................................................................................
7,139
Financial Services ..............................................................................
5,528
Short-Term Investments .............................................................
18,744
Other Securities ...........................................................................
741
Total Investments ............................................................................... 910,693

See accompanying notes which are an integral part of the financial statements.
Tax-Managed Real Assets Fund 283
Russell Investment Company
Tax-Managed Real Assets Fund
Fair Value of Derivative Instruments — April 30, 2024 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 399
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 2,510 $ —
Foreign currency exchange contracts — 32
Total
$ 2,510 $ 32
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ 667 $ —
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Amounts in thousands
See accompanying notes which are an integral part of the financial statements.
284 Tax-Managed Real Assets Fund
Russell Investment Company
Tax-Managed Real Assets Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2024 (Unaudited)
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 707 $ — $ 707
Total Financial and Derivative Assets
707 — 707
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 707 $ — $ 707
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Received^ Net Amount
Fidelity
$ 707 $ — $ 707 $ —
Total
$ 707 $ — $ 707 $ —
*      Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Tax-Managed Real Assets Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Managed Real Assets Fund 285
Statement of Assets and Liabilities — April 30, 2024 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 754,110
Investments, at fair value(*)(>) ....................................................................................................................................................
910,693
Foreign currency holdings(^) ....................................................................................................................................................... 1,922
Receivables:
Dividends and interest ...................................................................................................................................................... 1,653
Dividends from affiliated funds ....................................................................................................................................... 251
Fund shares sold ............................................................................................................................................................... 2,744
From broker(a) ................................................................................................................................................................. 859
Prepaid expenses .......................................................................................................................................................................... 7
Total assets ...............................................................................................................................................................
918,129
Liabilities
Payables:
Fund shares redeemed ...................................................................................................................................................... 264
Accrued fees to affiliates .................................................................................................................................................. 754
Other accrued expenses .................................................................................................................................................... 181
Variation margin on futures contracts .............................................................................................................................. 399
Payable upon return of securities loaned ..................................................................................................................................... 741
Total liabilities ...........................................................................................................................................................
2,339
Net Assets ...............................................................................................................................................................
$ 915,790

Russell Investment Company
Tax-Managed Real Assets Fund
See accompanying notes which are an integral part of the financial statements.
286 Tax-Managed Real Assets Fund
Statement of Assets and Liabilities, continued — April 30, 2024 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 76,019
Shares of beneficial interest .........................................................................................................................................................
780
Additional paid-in capital ............................................................................................................................................................
838,991
Net Assets ...............................................................................................................................................................
$ 915,790
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) ..........................................................................................................................................
$ 11.71
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 12.42
Class A — Net assets ........................................................................................................................................................... $ 7,439,944
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 635,115
Net asset value per share: Class C (#) ..........................................................................................................................................
$ 11.59
Class C — Net assets ........................................................................................................................................................... $ 1,126,988
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 97,244
Net asset value per share: Class M (#) .........................................................................................................................................
$ 11.75
Class M — Net assets .......................................................................................................................................................... $ 286,206,929
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 24,355,668
Net asset value per share: Class S (#) ..........................................................................................................................................
$ 11.75
Class S — Net assets ............................................................................................................................................................ $ 621,016,561
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 52,869,099
Amounts in thousands
(^)     Foreign currency holdings - cost $ 1,934
(*)     Securities on loan included in investments $ 707
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 19,485
(a)   Receivable from Broker for Futures $ 859
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Tax-Managed Real Assets Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Managed Real Assets Fund 287
Statement of Operations — For the Period Ended April 30, 2024 (Unaudited)
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 14,169
Dividends from affiliated funds ....................................................................................................................................... 888
Interest .............................................................................................................................................................................. 29
Securities lending income (net) ....................................................................................................................................... 4
Total investment income ..............................................................................................................................................................
15,090
Expenses
Advisory fees ................................................................................................................................................................... 3,790
Administrative fees .......................................................................................................................................................... 215
Custodian fees .................................................................................................................................................................. 10 2
Distribution fees - Class A ............................................................................................................................................... 9
Distribution fees - Class C ............................................................................................................................................... 4
Transfer agent fees - Class A ........................................................................................................................................... 8
Transfer agent fees - Class C ........................................................................................................................................... 1
Transfer agent fees - Class M .......................................................................................................................................... 286
Transfer agent fees - Class S ............................................................................................................................................ 597
Professional fees .............................................................................................................................................................. 59
Registration fees ............................................................................................................................................................... 54
Shareholder servicing fees - Class C ............................................................................................................................... 1
Trustees’ fees .................................................................................................................................................................... 23
Printing fees ..................................................................................................................................................................... 68
Miscellaneous .................................................................................................................................................................. 3 7
Expenses before reductions .............................................................................................................................................. 5,25 4
Expense reductions .......................................................................................................................................................... (5 49 )
Net expenses ................................................................................................................................................................................
4,705
Net investment income (loss) .......................................................................................................................................................
10,385
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (22,626)
Investments in affiliated funds ......................................................................................................................................... (8)
Futures contracts .............................................................................................................................................................. 2,510
Foreign currency exchange contracts ............................................................................................................................... 32
Foreign currency-related transactions .............................................................................................................................. (56)
Net realized gain (loss) ................................................................................................................................................................
(20,148)
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... 96,508
Investments in affiliated funds ......................................................................................................................................... (3)
Futures contracts .............................................................................................................................................................. 667
Foreign currency-related transactions .............................................................................................................................. 81
Net change in unrealized appreciation (depreciation) ................................................................................................................. 97,253
Net realized and unrealized gain (loss) ........................................................................................................................................ 77,105
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 87,490

Russell Investment Company
Tax-Managed Real Assets Fund
See accompanying notes which are an integral part of the financial statements.
288 Tax-Managed Real Assets Fund
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
April 30, 2024
(Unaudited)
Fiscal Year Ended
October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 10,385 $ 24,553
Net realized gain (loss) ....................................................................................................................... (20,148) (24,579)
Net change in unrealized appreciation (depreciation) ........................................................................ 97,253 (26,661)
Net increase (decrease) in net assets from operations .............................................................................. 87,490 (26,687)
Distributions
To shareholders
Class A .......................................................................................................................................... (152) (192)
Class C .......................................................................................................................................... (14) (23)
Class M ......................................................................................................................................... (6,554) (9,221)
Class S .......................................................................................................................................... (13,286) (17,846)
Net decrease in net assets from distributions ............................................................................................ (20,006) (27,282)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... 71,411 27,533
Total Net Increase (Decrease) in Net Assets ........................................................................
138,895 (26,436)
Net Assets
Beginning of period .................................................................................................................................. 776,895 803,331
End of period .............................................................................................................................................
$ 915,790 $ 776,895

Russell Investment Company
Tax-Managed Real Assets Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Managed Real Assets Fund 289
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2024 and October 31, 2023 were as follows:
2024 (Unaudited) 2023
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 112 $ 1,303 119 $ 1,400
Proceeds from reinvestment of distributions 12 152 17 192
Payments for shares redeemed (107) (1,240) (46) (539)
Net increase (decrease)
17 215 90 1,053
Class C
Proceeds from shares sold 19 222 35 415
Proceeds from reinvestment of distributions 1 14 2 23
Payments for shares redeemed (13) (158) (20) (228)
Net increase (decrease)
7 78 17 210
Class M
Proceeds from shares sold 3,850 45,268 8,427 99,537
Proceeds from reinvestment of distributions 540 6,539 800 9,202
Payments for shares redeemed (3,577) (42,077) (7,798) (91,409)
Net increase (decrease)
813 9,730 1,429 17,330
Class S
Proceeds from shares sold 8,852 102,933 12,803 150,846
Proceeds from reinvestment of distributions 1,093 13,231 1,545 17,771
Payments for shares redeemed (4,671) (54,776) (13,584) (159,677)
Net increase (decrease)
5,274 61,388 764 8,940
Total increase (decrease)
6,111 $ 71,411 2,300 $ 27,533

See accompanying notes which are an integral part of the financial statements.
290 Tax-Managed Real Assets Fund
Russell Investment Company
Tax-Managed Real Assets Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Total
Distributions
Class A
April 30, 2024* 10.77 .12 1.06 1.18 (.24) (.24)
October 31, 2023 11.51 .31 (.69) (.38) (.36) (.36)
October 31, 2022 13.28 .31 (1.85) (1.54) (.23) (.23)
October 31, 2021 9.11 .17 4.18 4.35 (.18) (.18)
October 31, 2020 10.40 .13 (1.33) (1.20) (.09) (.09)
October 31, 2019 (
‡
) 10.00 .07 .33 .40 — —
Class C
April 30, 2024* 10.62 .08 1.04 1.12 (.15) (.15)
October 31, 2023 11.39 .22 (.69) (.47) (.30) (.30)
October 31, 2022 13.15 .22 (1.83) (1.61) (.15) (.15)
October 31, 2021 9.04 .08 4.16 4.24 (.13) (.13)
October 31, 2020 10.37 .06 (1.33) (1.27) (.06) (.06)
October 31, 2019 (
‡
) 10.00 .04 .33 .37 — —
Class M
April 30, 2024* 10.82 .14 1.07 1.21 (.28) (.28)
October 31, 2023 11.56 .35 (.69) (.34) (.40) (.40)
October 31, 2022 13.33 .36 (1.85) (1.49) (.28) (.28)
October 31, 2021 9.13 .22 4.20 4.42 (.22) (.22)
October 31, 2020 10.41 .17 (1.34) (1.17) (.11) (.11)
October 31, 2019 (
‡
) 10.00 .08 .33 .41 — —
Class S
April 30, 2024* 10.81 .13 1.08 1.21 (.27) (.27)
October 31, 2023 11.55 .34 (.70) (.36) (.38) (.38)
October 31, 2022 13.32 .35 (1.86) (1.51) (.26) (.26)
October 31, 2021 9.13 .20 4.19 4.39 (.20) (.20)
October 31, 2020 10.41 .16 (1.34) (1.18) (.10) (.10)
October 31, 2019 (
‡
) 10.00 .08 .33 .41 — —

See accompanying notes which are an integral part of the financial statements.
Tax-Managed Real Assets Fund 291
$
Net Asset Value,
End of
Period
%
Total
Return
(ǿ)(±)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(ɯ)
%
Ratio of Expenses
to Average
Net Assets,
Net
(Ƃ)(ɯ)
%
Ratio of Net
Investment Income
to Average
Net Assets
(Ƃ)(ɯ)
%
Portfolio
Turnover Rate
(ǿ)
11.71 10.88 7,440 1.42 1.33 2.04 20
10.77 (3.51) 6,654 1.42 1.33 2.62 50
11.51 (11.76) 6,073 1.42 1.33 2.47 43
13.28 48.29 5,370 1.42 1.33 1.44 40
9.11 (11.65) 2,642 1.47 1.33 1.43 81
10.40 4.00 950 1.51 1.30 1.75 29
11.59 10.54 1,127 2.18 2.08 1.33 20
10.62 (4.30) 960 2.17 2.08 1.90 50
11.39 (12.40) 828 2.17 2.08 1.74 43
13.15 47.21 531 2.17 2.08 .65 40
9.04 (12.35) 392 2.22 2.08 .66 81
10.37 3.70 171 2.25 2.04 .99 29
11.75 11.07 286,207 1.18 .98 2.40 20
10.82 (3.17) 254,716 1.17 .98 2.97 50
11.56 (11.42) 255,604 1.17 .98 2.84 43
13.33 48.95 255,918 1.17 .98 1.79 40
9.13 (11.39) 95,547 1.22 .98 1.80 81
10.41 4.10 80,142 1.25 .94 2.10 29
11.75 11.08 621,016 1.18 1.08 2.30 20
10.81 (3.28) 514,565 1.17 1.08 2.87 50
11.55 (11.51) 540,826 1.17 1.08 2.74 43
13.32 48.63 532,442 1.17 1.08 1.66 40
9.13 (11.44) 353,896 1.22 1.08 1.70 81
10.41 4.10 346,625 1.25 1.04 2.01 29

Russell Investment Company
Tax-Managed Real Assets Fund
See accompanying notes which are an integral part of the financial statements.
292 Tax-Managed Real Assets Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates as of April 30, 2024 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 2024 with underlying f unds which are, or were, an affiliat-
ed company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2024 , the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 581,063
Administrative fees 36,776
Distribution fees 2,310
Shareholder servicing fees 233
Transfer agent fees 128,347
Trustee fees 5,435
$ 754,164
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 29,394 $ 97,566 $ 108,205 $ (8) $ (3) $ 18,744 $ 888 $ —
U.S. Cash Collateral Fund — 14,273 13,532 — — 741 38 —
$ 29,394 $ 111,839 $ 121,737 $ (8) $ (3) $ 19,485 $ 926 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 755,466,814 $ 192,925,531 $ (38,098,646) $ 154,826,885

Opportunistic Credit Fund 293
Russell Investment Company
Opportunistic Credit Fund
Shareholder Expense Example — April 30, 2024 (Unaudited)
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2023 to April 30, 2024 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account
values and actual expenses. You may use the information in
this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account
during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and
expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2024 $ 1,080.80 $ 1,019.69
Expenses Paid During Period* $ 5.38 $ 5.22
* Expenses are equal to the Fund's annualized expense ratio of 1.04%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2024 $ 1,077.60 $ 1,015.96
Expenses Paid During Period* $ 9.25 $ 8.97
* Expenses are equal to the Fund's annualized expense ratio of 1.79%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2024 $ 1,082.80 $ 1,021.18
Expenses Paid During Period* $ 3.83 $ 3.72
* Expenses are equal to the Fund's annualized expense ratio of 0.74%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

294 Opportunistic Credit Fund
Russell Investment Company
Opportunistic Credit Fund
Shareholder Expense Example, continued — April 30, 2024 (Unaudited)
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2024 $ 1,082.50 $ 1,020.93
Expenses Paid During Period* $ 4.09 $ 3.97
* Expenses are equal to the Fund's annualized expense ratio of 0.79%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2024 $ 1,082.80 $ 1,021.33
Expenses Paid During Period* $ 3.68 $ 3.57
* Expenses are equal to the Fund's annualized expense ratio of 0.71%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 295
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Fixed Income Investments - 87.9%
Asset-Backed Securities - 3.5%
ACE Securities Corp. Mortgage Loan
Trust
Series 2007-D1 Class A3
7.250% due 02/25/38 (~)(Ê)(Þ) 657 480
CLI Funding VI LLC
Series 2020-1A Class A
2.080% due 09/18/45 (Þ) 635 564
Commonbond Student Loan Trust
Series 2017-AGS Class C
5.280% due 05/25/41 (Þ) 55 50
Series 2020-AGS Class B
3.160% due 08/25/50 (Þ) 75 63
Series 2021-AGS Class B
1.400% due 03/25/52 (Þ) 224 168
DB Master Finance LLC
Series 2019-1A Class A23
4.352% due 05/20/49 (Þ) 382 357
Series 2019-1A Class A2II
4.021% due 05/20/49 (Þ) 191 184
Domino's Pizza Master Issuer LLC
Series 2019-1A Class A2
3.668% due 10/25/49 (Þ) 912 819
Series 2021-1A Class A2II
3.151% due 04/25/51 (Þ) 584 492
ELFI Graduate Loan Program
Series 2020-A Class A
1.730% due 08/25/45 (Þ) 91 79
GoodLeap Sustainable Home Solutions
Trust
Series 2021-3CS Class A
2.100% due 05/20/48 (Þ) 1,127 861
Helios Issuer LLC
Series 2018-1A Class A
4.870% due 07/20/48 (Þ) 808 679
Series 2018-1A Class B
7.710% due 07/20/48 (Þ) 600 511
Series 2020-AA Class A
2.980% due 06/20/47 (Þ) 343 312
J.G. Wentworth XLII LLC
Series 2018-2A Class B
4.700% due 10/15/77 (Þ) 446 391
Mosaic Solar Loan Trust
Series 2018-2GS Class A
4.200% due 02/22/44 (Þ) 161 147
Series 2018-2GS Class B
4.740% due 02/22/44 (Þ) 62 54
Series 2020-1A Class B
3.100% due 04/20/46 (Þ) 210 179
Series 2020-2A Class B
2.210% due 08/20/46 (Þ) 238 193
Series 2021-1A Class B
2.050% due 12/20/46 (Þ) 602 461
Series 2021-2A Class B
2.090% due 04/22/47 (Þ) 361 267
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Navient Private Education Refi Loan
Trust
Series 2020-HA Class A
1.310% due 01/15/69 (Þ) 149 136
Series 2021-A Class B
2.240% due 05/15/69 (Þ) 450 320
Primose Funding LLC
Series 2019-1A Class A2
4.475% due 07/30/49 (Þ) 965 917
SoFi Professional Loan Program LLC
Series 2017-D Class BFX
3.610% due 09/25/40 (Þ) 400 357
Series 2017-E Class B
3.490% due 11/26/40 (Þ) 354 342
Series 2019-B Class BFX
3.730% due 08/17/48 (Þ) 600 515
Series 2019-C Class BFX
3.050% due 11/16/48 (Þ) 1,000 825
SoFi Professional Loan Program Trust
Series 2017-C Class C
4.210% due 07/25/40 (~)(Ê)(Þ) 424 385
Series 2018-B Class BFX
3.830% due 08/25/47 (Þ) 850 765
Series 2018-D Class R1
0.000% due 02/25/48 (Š)(Þ)(Æ) 43 205
Series 2020-C Class BFX
3.360% due 02/15/46 (Þ) 600 478
Sonic Capital LLC
Series 2020-1A Class A2I
3.845% due 01/20/50 (Þ) 530 498
Series 2021-1A Class A2II
2.636% due 08/20/51 (Þ) 585 459
Sunnova Helios Issuer LLC
Series 2020-2A Class A
2.730% due 11/01/55 (Þ) 315 246
Sunnova Sol III Issuer LLC
Series 2021-1 Class A
2.580% due 04/28/56 (Þ) 743 598
Sunrun Xanadu Issuer
Series 2019-1A Class A
3.980% due 06/30/54 (Þ) 383 352
Wendy's Funding LLC
Series 2018-1A Class A2II
3.884% due 03/15/48 (Þ) 469 436
15,145
Corporate Bonds and Notes - 29.4%
3M Co.
3.625% due 10/15/47 37 26
Abu Dhabi Developmenal Holding Co.
5.375% due 05/08/29 369 367
AdaptHealth LLC
4.625% due 08/01/29 (Þ) 223 188
5.125% due 03/01/30 (Þ) 851 724
Adient Global Holdings, Ltd.
4.875% due 08/15/26 (Þ) 474 456

See accompanying notes which are an integral part of the financial statements.
296 Opportunistic Credit Fund
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
8.250% due 04/15/31 (Ñ)(Þ) 338 351
African Export-Import Bank (The)
Series REGS
3.798% due 05/17/31 (Þ) 443 372
AHP Health Partners, Inc.
5.750% due 07/15/29 (Þ) 186 170
Aircastle, Ltd.
4.250% due 06/15/26 101 98
Albertsons Cos., Inc. / Safeway, Inc.
/ New Albertsons, LP / Albertson's
LLC
4.625% due 01/15/27 (Þ) 142 136
3.500% due 03/15/29 (Þ) 171 151
Alliant Holdings Intermediate LLC /
Alliant Holdings Co.-Issuer
6.750% due 10/15/27 (Þ) 246 241
Allied World Assurance Co. Holdings,
Ltd.
4.350% due 10/29/25 121 118
Alta Equipment Group, Inc.
5.625% due 04/15/26 (Þ) 490 472
Altria Group, Inc.
5.800% due 02/14/39 69 67
American Airlines Group, Inc.
5.500% due 04/20/26 (Þ) 481 476
5.750% due 04/20/29 (Þ) 299 289
American Airlines, Inc. Pass-Through
Certificates Trust
Series 2013-1 Class A
4.000% due 07/15/25 344 335
American Finance Trust, Inc. /
American Finance Operating Partner,
LP
4.500% due 09/30/28 (Þ) 225 192
Amsted Industries, Inc.
5.625% due 07/01/27 (Þ) 219 213
Apache Corp.
5.100% due 09/01/40 140 117
4.750% due 04/15/43 118 91
5.350% due 07/01/49 210 171
Apollo Commercial Real Estate
Finance, Inc.
4.625% due 06/15/29 (Þ) 216 178
Aramark Services, Inc.
5.000% due 02/01/28 (Þ) 242 230
Arches Buyer, Inc.
4.250% due 06/01/28 (Þ) 208 178
Ardagh Packaging Finance PLC /
Ardagh Holdings USA, Inc.
Series 144A
5.250% due 08/15/27 (Þ) 187 95
Ares Capital Corp.
3.250% due 07/15/25 123 119
Aretec Escrow Issuer 2, Inc.
10.000% due 08/15/30 (Þ) 664 721
Arsenal AIC Parent LLC
8.000% due 10/01/30 (Þ) 168 175
Artera Services LLC
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
8.500% due 02/15/31 (Þ) 315 322
AT&T, Inc.
3.500% due 06/01/41 92 68
Avantor, Inc.
4.625% due 07/15/28 (Þ) 249 231
Avnet, Inc.
3.000% due 05/15/31 500 405
Axalta Coating Systems LLC / Axalta
Coating Systems Dutch Holding B
BV
4.750% due 06/15/27 (Þ) 180 173
Ball Corp.
2.875% due 08/15/30 250 209
Bath & Body Works, Inc.
6.950% due 03/01/33 140 135
6.750% due 07/01/36 152 148
Series WI
6.875% due 11/01/35 657 653
Bausch Health Cos., Inc.
11.000% due 09/30/28 (Þ) 453 354
14.000% due 10/15/30 (Þ) 102 66
Beazer Homes USA, Inc.
7.500% due 03/15/31 (Þ) 230 227
Berry Global, Inc.
5.625% due 07/15/27 (Þ) 145 141
Series WI
1.570% due 01/15/26 128 119
BlackRock TCP Capital Corp.
2.850% due 02/09/26 129 121
Blackstone Mortgage Trust, Inc.
3.750% due 01/15/27 (Þ) 200 179
Block Financial LLC
5.250% due 10/01/25 56 55
Boeing Co. (The)
6.528% due 05/01/34 (Þ) 399 402
Booz Allen Hamilton Holding Corp.
3.875% due 09/01/28 (Þ) 1,028 951
Boston Gas Co.
3.150% due 08/01/27 (Þ) 83 76
Boxer Parent Co., Inc.
9.125% due 03/01/26 (Þ) 157 158
Boyd Gaming Corp.
Series WI
4.750% due 12/01/27 242 229
Brand Industrial Services, Inc.
10.375% due 08/01/30 (Þ) 166 178
Brandywine Operating Partnership, LP
3.950% due 11/15/27 416 372
8.050% due 03/15/28 261 265
4.550% due 10/01/29 224 192
Brighthouse Financial, Inc.
Series WI
4.700% due 06/22/47 32 24
Brightsphere Investment Group, Inc.
4.800% due 07/27/26 153 147

See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 297
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Brinker International, Inc.
8.250% due 07/15/30 (Þ) 566 589
Broadcom, Inc.
3.187% due 11/15/36 (Þ) 90 69
Brunswick Corp.
5.100% due 04/01/52 17 13
Buckeye Partners, LP
3.950% due 12/01/26 204 192
4.125% due 12/01/27 917 854
5.850% due 11/15/43 131 111
Builders FirstSource, Inc.
5.000% due 03/01/30 (Þ) 255 239
Cabot Corp.
3.400% due 09/15/26 88 83
Caesars Entertainment, Inc.
8.125% due 07/01/27 (Þ) 507 514
6.500% due 02/15/32 (Þ) 187 184
Capital One Financial Corp.
4.985% due 07/24/26 (SOFR +
2.160%)(Ê) 75 74
Carnival Corp.
5.750% due 03/01/27 (Þ) 674 658
6.000% due 05/01/29 (Þ) 861 834
7.000% due 08/15/29 (Þ) 59 61
Carriage Purchaser, Inc.
7.875% due 10/15/29 (Þ) 744 658
Carvana Co.
14.000% due 06/01/31 (Þ) 215 216
CBL & Associates HoldCo II LLC
5.950% due 12/15/26 (Š) 475 —
CCO Holdings LLC / CCO Holdings
Capital Corp.
5.125% due 05/01/27 (Þ) 166 156
6.375% due 09/01/29 (Þ) 68 62
4.750% due 03/01/30 (Þ) 758 630
4.250% due 01/15/34 (Þ) 1,247 903
Series DMTN
5.000% due 02/01/28 (Þ) 29 26
CDW LLC / CDW Finance Corp.
2.670% due 12/01/26 127 118
Centene Corp.
Series WI
4.250% due 12/15/27 125 118
CF Industries, Inc.
4.500% due 12/01/26 (Þ) 128 124
Charter Communications Operating
LLC / Charter Communications
Operating Capital
Series WI
3.750% due 02/15/28 136 124
CHS/Community Health Systems, Inc.
6.000% due 01/15/29 (Þ) 460 401
6.125% due 04/01/30 (Ñ)(Þ) 270 191
5.250% due 05/15/30 (Þ) 160 131
4.750% due 02/15/31 (Þ) 329 257
Churchill Downs, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.500% due 04/01/27 (Þ) 278 271
Citigroup, Inc.
3.887% due 01/10/28 (CME Term
SOFR 3 Month + 1.825%)(Ê) 83 79
Citizens Financial Group, Inc.
4.575% due 08/09/28 (SOFR +
2.000%)(Ê) 57 54
Clarios Global, LP / Clarios US Finance
Co.
6.750% due 05/15/28 (Þ) 271 272
Clear Channel Outdoor Holdings, Inc.
7.875% due 04/01/30 (Þ) 226 222
Cloud Software Group Holdings, Inc.
6.500% due 03/31/29 (Þ) 319 303
9.000% due 09/30/29 (Þ) 404 389
Clydesdale Acquisition Holdings, Inc.
6.625% due 04/15/29 (Þ) 179 179
8.750% due 04/15/30 (Þ) 883 853
Coinbase Global, Inc.
3.375% due 10/01/28 (Þ) 243 204
3.625% due 10/01/31 (Þ) 120 94
Colt Merger Sub, Inc.
6.250% due 07/01/25 (Þ) 224 225
Comerica, Inc.
3.800% due 07/22/26 53 50
Compass Group Diversified Holdings
LLC
5.250% due 04/15/29 (Þ) 197 184
Comstock Resources, Inc.
5.875% due 01/15/30 (Þ) 250 228
ConAgra Foods, Inc.
8.250% due 09/15/30 60 67
Consensus Cloud Solutions, Inc.
6.500% due 10/15/28 (Þ) 104 91
Consolidated Communications
Holdings, Inc.
5.000% due 10/01/28 (Þ) 360 299
Constellation Brands, Inc.
3.500% due 05/09/27 74 70
CoreLogic, Inc.
4.500% due 05/01/28 (Þ) 201 174
Coty, Inc.
5.000% due 04/15/26 (Þ) 176 173
Coty, Inc. / HFC Prestige Products, Inc.
/ HFC Prestige International US LLC
6.625% due 07/15/30 (Þ) 173 173
Covanta Holding Corp.
5.000% due 09/01/30 215 186
CPI CG, Inc.
8.625% due 03/15/26 (Þ) 180 179
CQP Holdco, LP / BIP-V Chinook
Holdco LLC
5.500% due 06/15/31 (Þ) 758 697
Crane NXT Co.
4.200% due 03/15/48 171 117
Crown Americas LLC / Crown
Americas Capital Corp. V

See accompanying notes which are an integral part of the financial statements.
298 Opportunistic Credit Fund
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series WI
4.250% due 09/30/26 148 142
Crown Cork & Seal Co., Inc.
7.375% due 12/15/26 640 660
CSC Holdings LLC
Series 144A
11.750% due 01/31/29 (Þ) 291 259
4.625% due 12/01/30 (Þ) 973 422
Cushman & Wakefield U.S. Borrower
LLC
6.750% due 05/15/28 (Þ) 149 147
CVR Energy, Inc.
5.750% due 02/15/28 (Þ) 402 374
CVS Health Corp.
5.125% due 07/20/45 75 65
Darden Restaurants, Inc.
3.850% due 05/01/27 48 46
DaVita, Inc.
4.625% due 06/01/30 (Þ) 281 246
DCP Midstream Operating, LP
5.625% due 07/15/27 125 125
Deutsche Bank AG
4.875% due 12/01/32 (USD ICE
Swap Rate NY 5 Year Rate +
2.553%)(Ê) 126 116
DIRECTV Holdings LLC / DIRECTV
Financing Co., Inc.
5.875% due 08/15/27 (Þ) 1,140 1,063
DISH DBS Corp.
5.750% due 12/01/28 (Ñ)(Þ) 57 39
Series WI
7.750% due 07/01/26 (Ñ) 324 203
7.375% due 07/01/28 5 2
5.125% due 06/01/29 162 65
DISH Network Corp.
Series NCD
3.375% due 08/15/26 389 237
Dollar General Corp.
4.125% due 04/03/50 34 25
DPL, Inc.
Series WI
4.350% due 04/15/29 578 521
Dresdner Funding Trust I
8.151% due 06/30/31 (Þ) 450 484
Duke Energy Corp.
3.300% due 06/15/41 156 111
EchoStar Corp.
Series WI
6.625% due 08/01/26 (Ñ) 526 302
Edison International
5.750% due 06/15/27 115 115
8.125% due 06/15/53 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.864%)(Ê) 170 173
El Paso Natural Gas Co. LLC
8.375% due 06/15/32 52 59
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Embarq Corp.
7.995% due 06/01/36 404 165
Enact Holdings, Inc.
6.500% due 08/15/25 (Þ) 141 141
Enbridge Energy Partners, LP
7.375% due 10/15/45 55 61
EnLink Midstream Partners, LP
4.850% due 07/15/26 59 57
5.600% due 04/01/44 523 453
5.450% due 06/01/47 152 129
EPR Properties Co.
4.750% due 12/15/26 99 95
EQM Midstream Partners, LP
6.000% due 07/01/25 (Þ) 60 60
4.500% due 01/15/29 (Þ) 217 201
7.500% due 06/01/30 (Þ) 313 328
4.750% due 01/15/31 (Þ) 195 178
Series 30Y
6.500% due 07/15/48 368 363
Esab Corp.
6.250% due 04/15/29 (Þ) 379 378
F&G Annuities & Life, Inc.
Series WI
7.400% due 01/13/28 68 70
FactSet Research Systems, Inc.
2.900% due 03/01/27 130 121
Ferguson PLC
4.250% due 04/20/27 (Þ) 73 70
Fertitta Entertainment LLC / Fertitta
Entertainment Finance Co., Inc.
6.750% due 01/15/30 (Þ) 132 115
Fifth Third Bancorp
1.707% due 11/01/27 (SOFR +
0.685%)(Ê) 121 109
FirstEnergy Corp.
Series B
3.900% due 07/15/27 685 645
2.250% due 09/01/30 828 669
Series C
4.850% due 07/15/47 246 205
3.400% due 03/01/50 605 388
Fluor Corp.
4.250% due 09/15/28 683 637
Forestar Group, Inc.
3.850% due 05/15/26 (Þ) 185 176
Franklin BSP Lending Corp.
Series WI
3.250% due 03/30/26 129 121
Frontier Communications Corp.
5.000% due 05/01/28 (Þ) 673 619
6.000% due 01/15/30 (Þ) 153 127
8.625% due 03/15/31 (Þ) 156 158
Series E
6.860% due 02/01/28 508 482
FS KKR Capital Corp.

See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 299
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.250% due 07/15/27 59 53
Gartner, Inc.
4.500% due 07/01/28 (Þ) 190 179
Genesis Energy, LP / Genesis Energy
Finance Corp.
8.000% due 01/15/27 367 371
Genting New York LLC
3.300% due 02/15/26 (Þ) 282 270
Genworth Holdings, Inc.
6.500% due 06/15/34 323 301
Getty Images, Inc.
9.750% due 03/01/27 (Þ) 1,000 1,001
GFL Environmental, Inc.
3.750% due 08/01/25 (Þ) 59 57
4.750% due 06/15/29 (Þ) 188 173
Global Infrastructure Solutions, Inc.
5.625% due 06/01/29 (Þ) 822 739
Global Marine, Inc.
7.000% due 06/01/28 233 214
Global Net Lease, Inc.
3.750% due 12/15/27 (Þ) 649 553
Global Partners, LP / GLP Finance
Corp.
8.250% due 01/15/32 (Þ) 141 144
Series WI
6.875% due 01/15/29 186 182
GLP Capital, LP / GLP Financing II,
Inc.
5.375% due 04/15/26 56 55
Goldman Sachs BDC, Inc.
2.875% due 01/15/26 65 62
Golub Capital BDC, Inc.
2.500% due 08/24/26 120 110
Graham Packaging Co., Inc.
7.125% due 08/15/28 (Þ) 1,000 903
Graphic Packaging International LLC
3.500% due 03/15/28 (Þ) 244 221
Gray Oak Pipeline LLC
2.600% due 10/15/25 (Þ) 23 22
Gray Television, Inc.
7.000% due 05/15/27 (Þ) 194 177
5.375% due 11/15/31 (Þ) 508 305
GrubHub, Inc.
5.500% due 07/01/27 (Þ) 186 166
Gulfport Energy Corp.
8.000% due 05/17/26 136 138
H.B. Fuller Co.
4.000% due 02/15/27 500 476
Harvest Midstream I, LP
7.500% due 09/01/28 (Þ) 1,206 1,209
Hasbro, Inc.
3.550% due 11/19/26 134 127
Hawaiian Airlines Class A Pass Through
Certificates
Series A
3.900% due 01/15/26 358 335
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Hawaiian Brand Intellectual Property,
Ltd. / HawaiianMiles Loyalty, Ltd.
5.750% due 01/20/26 (Þ) 846 793
HC2 Holdings, Inc.
8.500% due 02/01/26 (Þ) 263 194
HCA, Inc.
4.500% due 02/15/27 132 128
3.500% due 09/01/30 960 846
Herbalife Nutrition, Ltd.
7.875% due 09/01/25 (Þ) 242 232
4.250% due 06/15/28 (Þ) 166 127
Hercules Capital, Inc.
3.375% due 01/20/27 132 120
Hershey Co. (The)
3.375% due 08/15/46 13 9
Hilcorp Energy I, LP / Hilcorp Finance
Co.
6.000% due 02/01/31 (Þ) 258 246
Hillenbrand, Inc.
4.500% due 09/15/26 268 262
HLF Financing SARL LLC / Herbalife
International, Inc.
12.250% due 04/15/29 (Þ) 595 568
4.875% due 06/01/29 (Þ) 959 563
Holdco LLC
6.625% due 10/15/29 (Ñ)(Þ) 657 610
Hologic, Inc.
4.625% due 02/01/28 (Þ) 183 174
Howard Hughes Corp. (The)
5.375% due 08/01/28 (Þ) 252 237
Howmet Aerospace, Inc.
5.900% due 02/01/27 118 118
Hudson Pacific Properties, Inc.
3.950% due 11/01/27 566 500
5.950% due 02/15/28 (Ñ) 271 248
4.650% due 04/01/29 (Ñ) 225 190
3.250% due 01/15/30 229 174
Humana, Inc.
8.150% due 06/15/38 57 66
Huntington Ingalls Industries, Inc.
Series WI
3.483% due 12/01/27 143 133
Icahn Enterprises, LP / Icahn
Enterprises Finance Corp.
Series WI
6.250% due 05/15/26 780 759
5.250% due 05/15/27 622 571
International Flavors & Fragrances, Inc.
1.230% due 10/01/25 (Þ) 129 121
IQVIA, Inc.
5.000% due 05/15/27 (Þ) 260 251
Iron Mountain, Inc.
4.875% due 09/15/29 (Þ) 193 178
ITC Holdings Corp.
Series 144A
4.950% due 09/22/27 (Þ) 127 124

See accompanying notes which are an integral part of the financial statements.
300 Opportunistic Credit Fund
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
ITT Holdings LLC
6.500% due 08/01/29 (Þ) 480 434
JB Poindexter & Co., Inc.
8.750% due 12/15/31 (Þ) 649 663
JBS USA LUX SA / JBS USA Food Co.
/ JBS USA Finance, Inc.
Series WI
2.500% due 01/15/27 14 13
Jefferson Capital Holdings LLC
6.000% due 08/15/26 (Þ) 763 750
9.500% due 02/15/29 (Þ) 351 357
Jersey Central Power & Light Co.
4.300% due 01/15/26 (Þ) 77 75
JPMorgan Chase & Co.
1.578% due 04/22/27 (SOFR +
0.885%)(Ê) 130 120
KAR Auction Services, Inc.
5.125% due 06/01/25 (Þ) 177 174
Kennedy-Wilson, Inc.
4.750% due 03/01/29 184 152
KeyCorp
4.700% due 01/26/26 113 110
KeySpan Gas East Corp.
2.742% due 08/15/26 (Þ) 82 76
Kohl's Corp.
4.625% due 05/01/31 510 420
LABL, Inc.
10.500% due 07/15/27 (Þ) 197 194
Ladder Capital Finance Holdings LLLP
5.250% due 10/01/25 (Þ) 147 145
Lamb Weston Holdings, Inc.
4.375% due 01/31/32 (Þ) 202 175
Landsea Homes Corp.
8.875% due 04/01/29 (Þ) 1,139 1,118
Las Vegas Sands Corp.
3.900% due 08/08/29 140 125
Leidos, Inc.
Series WI
4.375% due 05/15/30 82 76
Level 3 Financing, Inc.
11.000% due 11/15/29 (Þ) 1,657 1,691
10.500% due 05/15/30 (Þ) 315 312
Liberty Mutual Group, Inc.
7.800% due 03/15/37 (Þ) 51 53
Life Time, Inc.
5.750% due 01/15/26 (Þ) 200 198
8.000% due 04/15/26 (Þ) 906 908
LifePoint Health, Inc.
9.875% due 08/15/30 (Þ) 995 1,036
11.000% due 10/15/30 (Þ) 712 758
Live Nation Entertainment, Inc.
4.750% due 10/15/27 (Þ) 785 740
LPL Holdings, Inc.
4.625% due 11/15/27 (Þ) 68 65
Lumen Technologies, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.000% due 02/15/27 (Þ) 245 136
Macy's Retail Holdings, Inc.
4.500% due 12/15/34 253 216
6.375% due 03/15/37 257 232
4.300% due 02/15/43 383 303
Madison IAQ LLC
Series 144A
5.875% due 06/30/29 (Þ) 190 176
Magic Mergeco, Inc.
7.875% due 05/01/29 (Þ) 148 108
Main Street Capital Corp.
3.000% due 07/14/26 130 121
Manufacturers & Traders Trust Co.
4.650% due 01/27/26 106 103
MasTec, Inc.
4.500% due 08/15/28 (Þ) 1,270 1,185
Mattel, Inc.
3.375% due 04/01/26 (Þ) 125 119
Mauser Packaging Solutions Holding
Co.
7.875% due 08/15/26 (Þ) 248 249
7.875% due 04/15/27 (Þ) 542 552
9.250% due 04/15/27 (Þ) 807 791
McCormick & Co., Inc.
3.400% due 08/15/27 73 68
McDonald's Corp.
5.700% due 02/01/39 66 66
Medline Borrower, LP
3.875% due 04/01/29 (Þ) 164 147
5.250% due 10/01/29 (Þ) 167 155
Mercury General Corp.
4.400% due 03/15/27 123 117
Meritage Homes Corp.
Series WI
5.125% due 06/06/27 62 60
MGIC Investment Corp.
5.250% due 08/15/28 181 174
MGM Resorts International
5.500% due 04/15/27 150 146
Midcap Financial Issuer Trust
6.500% due 05/01/28 (Þ) 333 301
Midwest Gaming Borrower LLC /
Midwest Gaming Finance Corp.
4.875% due 05/01/29 (Þ) 590 538
Mohegan Tribal Finance Authority
Revenue Bonds
13.250% due 12/15/27 (Þ) 203 224
Molina Healthcare, Inc.
4.375% due 06/15/28 (Þ) 164 152
3.875% due 11/15/30 (Þ) 203 176
Morgan Stanley Direct Lending Fund
Series WI
4.500% due 02/11/27 59 57
MPH Acquisition Holdings LLC
5.500% due 09/01/28 (Þ) 167 136
MPLX, LP

See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 301
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 0005
4.125% due 03/01/27 81 78
MPT Operating Partnership, LP / MPT
Finance Corp.
4.625% due 08/01/29 347 260
Murphy Oil Corp.
7.050% due 05/01/29 107 111
4.750% due 09/15/29 189 176
5.875% due 12/01/42 370 326
Nabors Industries, Inc.
7.250% due 01/15/26 (Þ) 476 471
7.375% due 05/15/27 (Þ) 356 353
7.500% due 01/15/28 (Þ) 163 155
National Fuel Gas Co.
5.500% due 01/15/26 124 123
Nationstar Mortgage Holdings, Inc.
6.000% due 01/15/27 (Þ) 148 145
Navient Corp.
Series MTN
5.625% due 08/01/33 361 287
Neiman Marcus Group, Inc.
7.125% due 04/01/26 (Þ) 130 129
New Enterprise Stone & Lime Co., Inc.
5.250% due 07/15/28 (Þ) 459 431
9.750% due 07/15/28 (Ñ)(Þ) 575 588
New Fortress Energy, Inc.
6.500% due 09/30/26 (Þ) 121 116
New York State Electric & Gas Corp.
3.250% due 12/01/26 (Þ) 99 92
Newell Brands, Inc.
5.700% due 04/01/26 315 310
5.375% due 04/01/36 804 702
5.500% due 04/01/46 418 339
News Corp.
3.875% due 05/15/29 (Þ) 193 174
NGL Energy Operating LLC
8.125% due 02/15/29 (Þ) 300 305
8.375% due 02/15/32 (Þ) 530 539
NGPL PipeCo LLC
7.768% due 12/15/37 (Þ) 112 122
Nordstrom, Inc.
5.000% due 01/15/44 851 646
Series WI
4.250% due 08/01/31 589 508
Oaktree Specialty Lending Corp.
2.700% due 01/15/27 134 120
Occidental Petroleum Corp.
5.875% due 09/01/25 399 399
6.375% due 09/01/28 325 332
6.125% due 01/01/31 260 263
6.450% due 09/15/36 157 162
Office Properties Income Trust
2.650% due 06/15/26 85 48
Omega Healthcare Investors, Inc.
Series WI
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.500% due 04/01/27 108 104
OneMain Finance Corp.
7.125% due 03/15/26 287 290
Oracle Corp.
3.650% due 03/25/41 90 67
Owens Corning Co.
4.400% due 01/30/48 31 24
Owl Rock Capital Corp.
3.750% due 07/22/25 121 117
Pacific Gas and Electric Co.
3.300% due 03/15/27 33 31
Series WI
3.300% due 12/01/27 99 91
PECF USS Intermediate Holding III
Corp.
8.000% due 11/15/29 (Þ) 446 195
Pennsylvania Electric Co.
5.150% due 03/30/26 (Þ) 76 75
Penske Truck Leasing Co., LP / PTL
Finance Corp.
1.200% due 11/15/25 (Þ) 66 61
Performance Food Group Co.
5.500% due 10/15/27 (Þ) 240 232
PetSmart LLC
7.750% due 02/25/29 (Þ) 817 777
Piedmont Operating Partnership, LP
9.250% due 07/20/28 50 53
Pike Corp.
5.500% due 09/01/28 (Þ) 991 939
PRA Group, Inc.
8.375% due 02/01/28 (Þ) 200 195
5.000% due 10/01/29 (Þ) 991 820
PRA Health Sciences, Inc.
2.875% due 07/15/26 (Þ) 45 42
Prestige Brands Holdings, Inc.
5.125% due 01/15/28 (Þ) 227 218
PROG Holdings, Inc.
6.000% due 11/15/29 (Þ) 770 709
Progress Energy, Inc.
7.750% due 03/01/31 51 57
Prospect Capital Corp.
3.364% due 11/15/26 131 120
Provident Funding Associates, LP / PFG
Finance Corp.
6.375% due 06/15/25 (Þ) 195 188
PTC, Inc.
4.000% due 02/15/28 (Þ) 157 145
QVC, Inc.
5.950% due 03/15/43 432 264
Radian Group, Inc.
4.875% due 03/15/27 124 119
Radiology Partners, Inc.
5.000% due 01/31/29 (Þ) 1,134 1,046
Railworks Holdings, LP / Railworks
Rally, Inc.
8.250% due 11/15/28 (Þ) 639 638

See accompanying notes which are an integral part of the financial statements.
302 Opportunistic Credit Fund
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Regal Rexnord Corp.
6.400% due 04/15/33 (Þ) 895 902
RegionalCare Hospital Partners
Holdings, Inc. / LifePoint Health,
Inc.
9.750% due 12/01/26 (Þ) 33 33
Resorts World Las Vegas LLC / RWLV
Capital, Inc.
4.625% due 04/16/29 (Þ) 582 517
4.625% due 04/06/31 (Þ) 101 86
Series REGS
4.625% due 04/16/29 (Þ) 183 162
RHP Hotel Properties, LP
Series WI
4.750% due 10/15/27 154 146
Rocket Mortgage LLC / Rocket
Mortgage Co-Issuer, Inc.
3.875% due 03/01/31 (Þ) 310 263
Rockies Express Pipeline LLC
3.600% due 05/15/25 (Þ) 115 111
4.950% due 07/15/29 (Þ) 665 611
4.800% due 05/15/30 (Þ) 373 336
6.875% due 04/15/40 (Þ) 357 339
Roller Bearing Co. of America, Inc.
4.375% due 10/15/29 (Þ) 199 180
Royal Caribbean Cruises, Ltd.
5.500% due 08/31/26 (Þ) 486 477
5.375% due 07/15/27 (Þ) 508 494
7.500% due 10/15/27 222 231
3.700% due 03/15/28 582 535
5.500% due 04/01/28 (Þ) 327 318
RPM International, Inc.
3.750% due 03/15/27 58 55
RR Donnelley & Sons Co.
9.750% due 07/31/28 (Þ) 175 191
Sabra Health Care, LP
Series WI
5.125% due 08/15/26 19 19
Sabre GLBL, Inc.
7.320% due 08/01/26 199 181
8.625% due 06/01/27 (Þ) 408 361
Safeway, Inc.
7.250% due 02/01/31 204 213
Santander Holdings USA, Inc.
2.490% due 01/06/28 (SOFR +
1.249%)(Ê) 126 114
SBA Communications Corp.
Series WI
3.875% due 02/15/27 184 173
Seagate HDD Cayman
4.091% due 06/01/29 639 581
Sealed Air Corp.
6.875% due 07/15/33 (Þ) 497 500
Sempra Energy
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.125% due 04/01/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.868%)(Ê) 138 125
Service Properties Trust
5.250% due 02/15/26 358 344
4.750% due 10/01/26 147 137
4.950% due 02/15/27 147 135
3.950% due 01/15/28 365 311
4.950% due 10/01/29 310 254
4.375% due 02/15/30 225 171
Silgan Holdings, Inc.
Series WI
4.125% due 02/01/28 158 148
Sirius XM Radio, Inc.
3.125% due 09/01/26 (Þ) 229 213
5.500% due 07/01/29 (Þ) 83 77
Sixth Street Specialty Lending, Inc.
2.500% due 08/01/26 131 121
Southwestern Electric Power Co.
Series K
2.750% due 10/01/26 87 81
Spirit AeroSystems, Inc.
9.750% due 11/15/30 (Þ) 777 860
Sprint Capital Corp.
8.750% due 03/15/32 184 217
Sprint LLC
7.625% due 03/01/26 327 336
SRS Distribution, Inc.
4.625% due 07/01/28 (Þ) 246 245
Standard Industries, Inc.
4.375% due 07/15/30 (Þ) 314 278
Staples, Inc.
7.500% due 04/15/26 (Þ) 408 393
10.750% due 04/15/27 (Þ) 358 329
Starbucks Corp.
3.750% due 12/01/47 74 55
Starwood Property Trust, Inc.
3.625% due 07/15/26 (Þ) 231 214
Steelcase, Inc.
5.125% due 01/18/29 597 558
Stericycle, Inc.
3.875% due 01/15/29 (Þ) 163 145
Sugarhouse HSP Gaming Prop Mezz,
LP / Sugarhouse HSP Gaming
Finance Corp.
5.875% due 05/15/25 (Þ) 833 826
Sunoco Logistics Partners Operations,
LP
6.850% due 02/15/40 122 123
Talen Energy Supply LLC
8.625% due 06/01/30 (Þ) 793 839
Tallgrass Energy Partners, LP / Tallgrass
Energy Finance Corp.
7.375% due 02/15/29 (Þ) 313 313
Targa Resources Partners, LP / Targa
Resources Partners Finance Corp.
4.875% due 02/01/31 314 294

See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 303
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Teleflex, Inc.
4.250% due 06/01/28 (Þ) 156 144
Tenet Healthcare Corp.
6.875% due 11/15/31 139 143
Texas Capital Bancshares, Inc.
4.000% due 05/06/31 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.150%)(Ê) 168 150
Texas Eastern Transmission, LP
3.500% due 01/15/28 (Þ) 74 69
Time Warner Cable Enterprises LLC
8.375% due 07/15/33 616 667
Time Warner Cable LLC
6.750% due 06/15/39 69 63
TKC Holdings, Inc.
Series 144A
6.875% due 05/15/28 (Þ) 232 219
T-Mobile USA, Inc.
Series WI
3.750% due 04/15/27 136 130
Toledo Hospital (The)
4.982% due 11/15/45 291 198
6.015% due 11/15/48 111 89
Series B
5.325% due 11/15/28 185 173
Topaz Solar Farms LLC
5.750% due 09/30/39 (Þ) 361 357
TransDigm, Inc.
Series WI
5.500% due 11/15/27 306 297
Transocean Poseidon, Ltd.
6.875% due 02/01/27 (Þ) 5 5
Transocean Titan Financing, Ltd.
8.375% due 02/01/28 (Þ) 153 157
Transocean, Inc.
8.000% due 02/01/27 (Þ) 79 79
8.750% due 02/15/30 (Þ) 338 352
7.500% due 04/15/31 308 278
8.500% due 05/15/31 (Þ) 467 465
6.800% due 03/15/38 342 277
9.350% due 12/15/41 212 197
Triumph Group, Inc.
9.000% due 03/15/28 (Þ) 339 351
Truist Financial Corp.
4.260% due 07/28/26 (SOFR +
1.456%)(Ê) 91 89
Twilio, Inc.
3.875% due 03/15/31 (Ñ) 210 182
Tyson Foods, Inc.
3.550% due 06/02/27 124 117
Uber Technologies, Inc.
4.500% due 08/15/29 (Þ) 188 175
UKG, Inc.
6.875% due 02/01/31 (Þ) 707 708
United Rentals NA, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.875% due 11/15/27 166 155
3.875% due 02/15/31 272 238
United States Cellular Corp.
6.700% due 12/15/33 465 454
United States Steel Corp.
6.650% due 06/01/37 151 149
United Wholesale Mortgage LLC
5.500% due 11/15/25 (Þ) 235 231
Uniti Group, LP / Uniti Group Finance,
Inc. / CSL Capital LLC
6.500% due 02/15/29 (Þ) 362 291
Univision Communications, Inc.
6.625% due 06/01/27 (Þ) 147 142
8.000% due 08/15/28 (Þ) 149 149
Unum Group
5.750% due 08/15/42 74 70
US Foods, Inc.
4.750% due 02/15/29 (Þ) 253 236
Valley National Bancorp
3.000% due 06/15/31 (CME Term
SOFR 3 Month + 2.360%)(Ê) 284 213
Venture Global Calcasieu Pass LLC
3.875% due 08/15/29 (Þ) 236 209
4.125% due 08/15/31 (Þ) 567 495
3.875% due 11/01/33 (Þ) 470 386
Venture Global LNG, Inc.
Series 144A
8.125% due 06/01/28 (Þ) 32 33
Veritas US, Inc. / Veritas Bermuda, Ltd.
7.500% due 09/01/25 (Þ) 776 706
VICI Properties, Inc.
4.500% due 01/15/28 (Þ) 126 120
5.625% due 05/15/52 90 79
Vistra Operations Co. LLC
3.700% due 01/30/27 (Þ) 134 126
Vornado Realty Trust
3.400% due 06/01/31 429 333
Voya Financial, Inc.
Series WI
4.700% due 01/23/48 (USD 3 Month
LIBOR + 2.084%)(Ê) 146 122
Walgreens Boots Alliance, Inc.
3.200% due 04/15/30 (Ñ) 772 662
4.500% due 11/18/34 100 86
4.800% due 11/18/44 533 431
4.650% due 06/01/46 197 159
4.100% due 04/15/50 344 242
Weatherford International, Ltd.
8.625% due 04/30/30 (Þ) 550 571
Wells Fargo & Co.
2.393% due 06/02/28 (SOFR +
2.100%)(Ê) 147 134
Western Alliance Bancorp
3.000% due 06/15/31 (CME Term
SOFR 3 Month + 2.250%)(Ê) 405 344
Western Digital Corp.

See accompanying notes which are an integral part of the financial statements.
304 Opportunistic Credit Fund
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.750% due 02/15/26 170 165
Western Midstream Operating, LP
5.450% due 04/01/44 215 189
Williams Scotsman International, Inc.
4.625% due 08/15/28 (Þ) 188 174
World Acceptance Corp.
7.000% due 11/01/26 (Þ) 207 192
Wyndham Destinations, Inc.
5.750% due 04/01/27 749 740
Xcel Energy, Inc.
1.750% due 03/15/27 134 120
Xerox Corp.
4.800% due 03/01/35 189 128
6.750% due 12/15/39 118 90
XPO CNW, Inc.
6.700% due 05/01/34 478 486
XPO, Inc.
6.250% due 06/01/28 (Þ) 118 118
Yum! Brands, Inc.
3.625% due 03/15/31 276 239
6.875% due 11/15/37 207 220
125,949
International Debt - 28.6%
1011778 B.C. Unltd. Liability Co. /
New Red Finance, Inc.
4.000% due 10/15/30 (Þ) 206 178
1375209 BC, Ltd.
9.000% due 01/30/28 (Ñ)(Þ) 755 741
180 Medical, Inc.
3.875% due 10/15/29 (Þ) 300 266
ABN AMRO Bank NV
4.750% due 07/28/25 (Þ) 26 26
4.800% due 04/18/26 (Þ) 94 92
Abu Dhabi Government International
Bond
5.000% due 04/30/34 (Þ) 602 595
Series REGS
1.700% due 03/02/31 (Þ) 999 803
3.125% due 09/30/49 (Þ) 477 313
3.000% due 09/15/51 (Þ) 400 253
Aeropuerto Internacional De Tocumen
SA
Series REGS
4.000% due 08/11/41 (Þ) 686 493
AES Panama Generation Holdings SRL
4.375% due 05/31/30 (Þ) 83 70
Agua y Saneamientos Argentinos SA
7.900% due 05/01/26 (Þ) 687 564
Ahlstrom Holding 3 Oy
Series 144A
4.875% due 02/04/28 (Þ) 300 275
Albion Financing 2 SARL
8.750% due 04/15/27 (Þ) 600 600
Alimentation Couche-Tard, Inc.
3.550% due 07/26/27 (Þ) 83 78
Altice France Holding SA
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.125% due 07/15/29 (Þ) 324 211
Angolan Government International
Bond
Series REGS
8.750% due 04/14/32 (Þ) 708 640
Antofagasta PLC
6.250% due 05/02/34 (Þ) 244 243
Apidos CLO XXXI
Series 2021-31A Class CR
7.490% due 04/15/31 (USD 3 Month
LIBOR + 1.900%)(Ê)(Þ) 1,140 1,142
Apidos CLO XXXIII
Series 2019-31A Class CR
3.259% due 10/24/34 (USD 3 Month
LIBOR + 3.000%)(Ê)(Þ) 1,600 1,601
Ardagh Metal Packaging Finance USA
LLC / Ardagh Metal Packaging
Finance PLC
Series REGS
3.000% due 09/01/29 (Þ) EUR 300 256
Ardonagh Group Finance, Ltd.
Series 144A
8.875% due 02/15/32 (Þ) 176 171
Argentine Republic Government
International Bond
4.875% due 07/09/29 (~)(Ê) 1,804 789
Ashtead Capital, Inc.
4.375% due 08/15/27 (Þ) 107 102
5.500% due 08/11/32 (Þ) 438 420
Athabasca Oil Corp.
9.750% due 11/01/26 (Þ) 159 167
ATS Automation Tooling Systems, Inc.
4.125% due 12/15/28 (Þ) 193 174
Australia & New Zealand Banking
Group, Ltd.
2.950% due 07/22/30 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.288%)(Ê)(Þ) 125 120
Avation Capital SA
6.500% due 10/31/26 (Þ) — —
Axian Telecom
Series REGS
7.375% due 02/16/27 (Þ) 335 324
Bahrain Government International Bond
Series REGS
5.450% due 09/16/32 (Þ) 320 287
Banco de Bogota SA
Series EMTQ
4.375% due 08/03/27 (Þ) 138 129
Banco de Credito del Peru
3.250% due 09/30/31 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.450%)(Ê)(Þ) 133 122
Banco del Estado de Chile
7.950% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.228%)(Ê)(ƒ)(Þ) 200 201

See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 305
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Banco do Brasil SA
Series REGS
9.000% due 06/29/49 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 6.362%)(Ê)(ƒ)(Þ) 291 291
Banco do Estado do Rio Grande do
Sul SA
Series REGS
5.375% due 01/28/31 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.928%)(Ê)(Þ) 493 472
Banco Inbursa SA Institucion de Banca
Multiple Grupo Financiero Inbursa
4.375% due 04/11/27 (Þ) 139 133
Banco Nacional de Panama
Series REGS
2.500% due 08/11/30 (Þ) 704 531
Bank Negara Indonesia Persero Tbk PT
4.300% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.466%)(Ê)(ƒ)(Þ) 614 558
Bank of Montreal
3.803% due 12/15/32 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 1.432%)(Ê) 128 118
Bank of Nova Scotia (The)
4.588% due 05/04/37 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.050%)(Ê) 59 52
8.625% due 10/27/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.389%)(Ê) 60 62
Barclays Bank PLC
6.278% due 12/29/49 (USD 3 Month
LIBOR + 1.550%)(Ê)(ƒ) 82 80
Barclays PLC
5.200% due 05/12/26 119 117
BAT Capital Corp.
4.700% due 04/02/27 69 67
7.081% due 08/02/53 12 13
Bayer US Finance II LLC
4.250% due 12/15/25 (Þ) 106 103
Benefit Street Partners CLO XII, Ltd.
Series 2018-9A Class AR
6.689% due 07/20/31 (CME Term
SOFR 3 Month + 1.372%)(Ê)(Þ) 561 562
Benin Government International Bond
7.960% due 02/13/38 (Þ) 233 220
Betony CLO 2, Ltd.
Series 2018-1A Class B
2.055% due 04/30/31 (USD 3 Month
LIBOR + 1.850%)(Ê)(Þ) 1,000 1,001
BNP Paribas SA
1.323% due 01/13/27 (SOFR +
1.004%)(Ê)(Þ) 120 111
Bolivia Government International Bond
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
4.500% due 03/20/28 (Þ) 200 113
Brazil Government International Bond
6.125% due 03/15/34 972 929
4.750% due 01/14/50 363 255
7.125% due 05/13/54 507 484
Brookfield Finance, Inc.
4.700% due 09/20/47 78 64
Brookfield Residential Properties, Inc.
6.250% due 09/15/27 (Þ) 191 184
C&W Senior Financing Designated
Activity Company
6.875% due 09/15/27 (Þ) 707 669
Canadian Natural Resources, Ltd.
5.850% due 02/01/35 69 67
Canadian Pacific Railway Co.
6.125% due 09/15/15 64 63
Carlyle Global Market Strategies CLO,
Ltd.
Series 2018-3RA Class B
3.200% due 10/15/34 (USD 3 Month
LIBOR + 1.900%)(Ê)(Þ) 1,000 1,000
CBB International Sukuk Programme
Co.
6.000% due 02/12/31 (Þ) 200 198
Series REGS
3.875% due 05/18/29 (Þ) 1,024 914
Cedar Funding V CLO, Ltd.
Series 2018-5A Class CR
3.235% due 07/17/31 (USD 3 Month
LIBOR + 2.100%)(Ê)(Þ) 250 250
Celulosa Arauco y Constitucion SA
4.200% due 01/29/30 (Þ) 60 54
Series WI
3.875% due 11/02/27 58 54
Cencosud SA
4.375% due 07/17/27 (Þ) 132 125
Cenovus Energy, Inc.
Series WI
4.250% due 04/15/27 80 77
Central Plaza Holding Co., Ltd.
3.850% due 07/14/25 (Þ) 600 548
CEZ AS
Series REGS
5.625% due 04/03/42 (Þ) 383 328
CGI, Inc.
Series WI
1.450% due 09/14/26 131 119
Chile Government International Bond
4.850% due 01/22/29 813 792
4.950% due 01/05/36 251 234
China Government International Bond
Series REGS
0.550% due 10/21/25 (Þ) 1,187 1,107
CI Financial Corp.
3.200% due 12/17/30 89 71

See accompanying notes which are an integral part of the financial statements.
306 Opportunistic Credit Fund
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
CIFC Funding, Ltd.
Series 2021-4RA Class BR
7.879% due 01/17/35 (USD 3 Month
LIBOR + 2.300%)(Ê)(Þ) 500 500
CIFC LLC
Series 2021-2A Class CR
7.679% due 04/17/34 (USD 3 Month
LIBOR + 2.100%)(Ê)(Þ) 1,000 1,004
Codelco Metals, Inc.
Series REGS
5.950% due 01/08/34 (Þ) 255 247
Colombia Government International
Bond
8.000% due 04/20/33 761 776
8.000% due 11/14/35 207 209
4.125% due 05/15/51 619 360
8.750% due 11/14/53 253 261
Connect Finco SARL / Connect US
Finco LLC
6.750% due 10/01/26 (Þ) 850 823
Consolidated Energy Finance SA
6.500% due 05/15/26 (Þ) 189 180
Series 144A
5.625% due 10/15/28 (Þ) 655 553
Coronado Finance Pty, Ltd.
10.750% due 05/15/26 (Þ) 369 382
Corp. Nacional del Cobre de Chile
6.440% due 01/26/36 (Þ) 363 363
Series REGS
3.150% due 01/15/51 (Þ) 615 361
Costa Rica Government International
Bond
7.300% due 11/13/54 (Þ) 380 395
Series REGS
6.550% due 04/03/34 (Þ) 200 202
Crown European Holdings SA
Series REGS
5.000% due 05/15/28 (Þ) EUR 250 274
Danske Bank A/S
1.549% due 09/10/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.730%)(Ê)(Þ) 134 122
Deutsche Bank AG
6.119% due 07/14/26 (SOFR +
3.190%)(Ê) 116 116
DNB Bank ASA
1.127% due 09/16/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.850%)(Ê)(Þ) 72 67
Dominican Republic Government
International Bond
Series REGS
7.050% due 02/03/31 (Þ) 1,306 1,319
Dryden 30 Senior Loan Fund
Series 2017-30A Class DR
2.992% due 11/15/28 (USD 3 Month
LIBOR + 2.600%)(Ê)(Þ) 500 492
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Ecopetrol SA
8.875% due 01/13/33 74 76
8.375% due 01/19/36 130 126
7.375% due 09/18/43 361 318
5.875% due 11/02/51 120 81
Ecuador Government International
Bond
Series REGS
0.000% due 07/31/30 (Þ)(Æ) 246 134
5.500% due 07/31/30 (~)(Ê)(Þ) 685 375
6.900% due 07/31/35 (~)(Ê)(Þ) 216 152
EDO Sukuk, Ltd.
5.875% due 09/21/33 (Þ) 471 474
Egypt Government International Bond
Series REGS
7.625% due 05/29/32 (Þ) 395 327
7.300% due 09/30/33 (Þ) 987 788
8.500% due 01/31/47 (Þ) 200 152
Egyptian Financial Co. for Sovereign
Taskeek (The)
Series REGS
10.875% due 02/28/26 (Þ) 200 206
El Salvador Government International
Bond
Series REGS
8.250% due 04/10/32 (Þ) 150 120
9.500% due 07/15/52 (Þ) 300 236
Element Fleet Management Corp.
6.271% due 06/26/26 (Þ) 114 115
Emera US Finance, LP
Series WI
3.550% due 06/15/26 83 79
Emerald Debt Merger Sub LLC
Series REGS
6.375% due 12/15/30 (Þ) EUR 400 446
Emirates NBD Bank PJSC
6.125% due 12/31/99 (USD Constant
Maturity 6 Year Rate + 3.656%)(Ê)
(ƒ)(Þ) 294 291
Empresa de Transporte de Pasajeros
Metro SA
Series REGS
5.000% due 01/25/47 (Þ) 568 477
Empresa Nacional del Petroleo
Series REGS
4.500% due 09/14/47 (Þ) 338 247
Enbridge, Inc.
6.700% due 11/15/53 23 25
Series 16-A
6.000% due 01/15/77 (CME Term
SOFR 3 Month + 4.152%)(Ê) 111 105
Enel Finance International NV
1.375% due 07/12/26 (Þ) 131 120
7.100% due 10/14/27 (Þ) 67 70
Energizer Holdings, Inc.
Series REGS
3.500% due 06/30/29 (Þ) EUR 575 546

See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 307
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Eskom Holdings SOC, Ltd.
4.314% due 07/23/27 (Þ) 305 276
Series REGS
8.450% due 08/10/28 (Þ) 616 605
Export-Import Bank of China
4.000% due 11/28/47 (Þ) 267 219
Export-Import Bank of India
Series REGS
2.250% due 01/13/31 (Þ) 300 242
F-Brasile SpA / F-Brasile US LLC
Series XR
7.375% due 08/15/26 (Þ) 175 174
FEL Energy VI SARL
Series REGS
5.750% due 12/01/40 (Þ) 232 207
Finance Department Government of
Sharjah
6.125% due 03/06/36 (Þ) 200 194
First Quantum Minerals, Ltd.
9.375% due 03/01/29 (Þ) 306 316
Fortescue Metals Group, Ltd.
4.375% due 04/01/31 (Þ) 278 245
Fortis, Inc.
Series WI
3.055% due 10/04/26 126 119
Fresenius Medical Care US Finance
III, Inc.
3.000% due 12/01/31 (Þ) 165 130
Gabon Government International Bond
Series REGS
7.000% due 11/24/31 (Þ) 228 179
Gaci First Investment Co.
4.875% due 02/14/35 (Þ) 200 184
5.375% due 01/29/54 (Þ) 1,248 1,055
Gazprom OAO Via Gaz Capital SA
Series REGS
7.288% due 08/16/37 (Þ) 1,000 783
Georgian Railway JSC
Series REGS
4.000% due 06/17/28 (Þ) 385 345
GGAM Finance, Ltd.
8.000% due 02/15/27 (Þ) 925 948
Ghana Government International Bond
10.750% due 10/14/30 (Æ)(Ø)(Þ) 250 163
Series REGS
8.625% due 04/07/34 (~)(Æ)(Ê)(Ø)
(Þ) 649 314
goeasy, Ltd.
4.375% due 05/01/26 (Þ) 187 180
Greenland Global Investment, Ltd.
6.125% due 04/22/29 (Þ) 817 65
5.875% due 07/03/30 (Þ) 457 37
Grupo Bimbo SAB de CV
4.875% due 06/27/44 (Þ) 49 42
Guatemala Government International
Bond
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.600% due 06/13/36 (Þ) 228 223
Series REGS
4.875% due 02/13/28 (Þ) 247 233
Hazine Mustesarligi Varlik Kiralama AS
8.509% due 01/14/29 (Þ) 1,008 1,060
Series REGS
8.509% due 01/14/29 (Þ) 200 210
HBOS PLC
6.000% due 11/01/33 (Þ) 27 25
Highlands Holdings Bond Issuer, Ltd.
7.625% due 10/15/25 (Þ) 1,567 1,566
HTA Group, Ltd.
7.000% due 12/18/25 (Þ) 183 182
Huarong Finance 2017 Co., Ltd.
4.750% due 04/27/27 (Þ) 200 186
Hungary Government International
Bond
5.500% due 03/26/36 (Þ) 302 282
Series REGS
6.125% due 05/22/28 (Þ) 675 682
3.125% due 09/21/51 (Þ) 796 471
Indonesia Government International
Bond
4.550% due 01/11/28 493 477
4.400% due 03/10/29 398 382
2.850% due 02/14/30 220 192
3.550% due 03/31/32 480 419
4.700% due 02/10/34 200 188
5.650% due 01/11/53 706 691
Infraestructura Energetica Nova SAPI
de CV
3.750% due 01/14/28 (Þ) 76 70
InRetail Consumer
3.250% due 03/22/28 (Þ) 97 86
Instituto Costarricense de Electricidad
Series REGS
6.375% due 05/15/43 (Þ) 561 489
International Airport Finance SA
Series REGS
12.000% due 03/15/33 (Þ) 16 17
Intesa Sanpaolo SpA
3.875% due 07/14/27 (Þ) 37 34
4.950% due 06/01/42 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.750%)(Ê)(Þ) 290 209
Israel Government International Bond
5.750% due 03/12/54 491 443
Ithaca Energy North Sea PLC
9.000% due 07/15/26 (Þ) 171 172
Ivory Coast Government International
Bond
8.250% due 01/30/37 (Þ) 350 334
JDE Peet's NV
1.375% due 01/15/27 (Þ) 78 70
Jordan Government International Bond
7.500% due 01/13/29 (Þ) 172 169
Series REGS

See accompanying notes which are an integral part of the financial statements.
308 Opportunistic Credit Fund
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.500% due 01/13/29 (Þ) 264 260
Kazakhstan Government International
Bond
Series REGS
4.875% due 10/14/44 (Þ) 281 259
KazMunayGas National Co. JSC
Series REGS
4.375% due 09/26/27 (Þ) 338 315
5.750% due 04/19/47 (Þ) 216 178
KBC Groep NV
5.796% due 01/19/29 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.100%)(Ê)(Þ) 131 130
KCA Deutag Pikco PLC
Series IAI
15.000% due 12/01/27 112 115
KCA Deutag UK Finance PLC
Series IAI
14.392% due 12/01/25 (SOFR +
9.000%)(Ê) 147 149
Series REGS
9.875% due 12/01/25 (Þ) 593 596
Kenya Government International Bond
9.750% due 02/16/31 (Þ) 331 331
Khazanah Global Sukuk Bhd
4.687% due 06/01/28 (Þ) 326 317
Kinross Gold Corp.
6.250% due 07/15/33 (Þ) 800 813
Kondor Finance PLC
Series REGS
7.625% due 11/08/28 (~)(Ê)(Þ) 701 455
Lamar Funding, Ltd.
Series REGS
3.958% due 05/07/25 (Þ) 490 476
LCM 28, Ltd.
Series 2018-28A Class C
3.285% due 10/20/30 (USD 3 Month
LIBOR + 2.150%)(Ê)(Þ) 500 498
LCPR Senior Secured Financing
Designated Acitivity Co.
6.750% due 10/15/27 (Þ) 381 353
Lebanon Government International
Bond
Series REGS
6.650% due 11/03/28 (Æ)(Ø)(Þ) 1,158 74
Lloyds Banking Group PLC
4.650% due 03/24/26 122 119
LYB Finance Co. BV
8.100% due 03/15/27 (Þ) 77 81
Macquarie Airfinance Holdings, Ltd.
8.125% due 03/30/29 (Þ) 261 273
Madison Park Funding XXXI, Ltd.
Series 2018-31A Class C
3.193% due 01/23/31 (USD 3 Month
LIBOR + 2.150%)(Ê)(Þ) 250 250
Marks & Spencer PLC
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.125% due 12/01/37 (Þ) 111 113
Mattamy Group Corp.
4.625% due 03/01/30 (Þ) 620 555
Methanex Corp.
5.250% due 12/15/29 767 727
5.650% due 12/01/44 106 90
Mexico City Airport Trust
Series REGS
5.500% due 07/31/47 (Þ) 225 185
Mexico Government International Bond
5.000% due 05/07/29 591 570
2.659% due 05/24/31 286 232
6.000% due 05/07/36 281 271
4.600% due 01/23/46 338 257
MF1 Multifamily Housing Mortgage
Trust
Series 2021-FL6 Class D
7.020% due 07/16/36 (USD 1 Month
LIBOR + 2.550%)(Ê)(Þ) 500 476
MISC Capital Two Labuan, Ltd.
3.750% due 04/06/27 (Þ) 125 118
Mongolia Government International
Bond
7.875% due 06/05/29 (Þ) 200 202
Morocco Government International
Bond
Series REGS
5.950% due 03/08/28 (Þ) 200 198
4.000% due 12/15/50 (Þ) 200 131
MTR Corp., Ltd.
1.625% due 08/19/30 (Þ) 289 234
MVM Energetika Zrt.
7.500% due 06/09/28 (Þ) 435 447
Nakilat, Inc.
Series REGS
6.067% due 12/31/33 (Þ) 308 317
National Bank of Fujairah PJSC
5.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.301%)(Ê)(ƒ)(Þ) 200 198
NatWest Group PLC
5.847% due 03/02/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.350%)(Ê) 117 117
Neuberger Berman CLO, Ltd.
Series 2021-31A Class CR
7.536% due 04/20/31 (USD 3 Month
LIBOR + 1.950%)(Ê)(Þ) 500 498
Nigeria Government International Bond
Series REGS
8.375% due 03/24/29 (Þ) 391 370
7.375% due 09/28/33 (Þ) 811 673
nogaholding Sukuk, Ltd.
Series REGS
5.250% due 04/08/29 (Þ) 247 234
Nokia OYJ

See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 309
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.375% due 06/12/27 123 118
Novelis Sheet Ingot GmbH
Series REGS
3.375% due 04/15/29 (Þ) EUR 100 100
OCP CLO, Ltd.
Series 2022-24A Class C
7.875% due 07/20/35 (CME Term
SOFR 3 Month + 2.550%)(Ê)(Þ) 500 501
OCP SA
7.500% due 05/02/54 (Þ) 296 288
Series REGS
6.875% due 04/25/44 (Þ) 326 300
Octagon Investment Partners 11, Ltd.
Series 2021-1A Class BRR
7.690% due 07/15/29 (USD 3 Month
LIBOR + 2.100%)(Ê)(Þ) 1,000 1,004
Octagon Loan Funding, Ltd.
Series 2018-1A Class CRR
2.586% due 11/18/31 (USD 3 Month
LIBOR + 2.200%)(Ê)(Þ) 250 248
OHA Credit Partners XIV, Ltd.
Series 2017-14A Class C
2.909% due 01/21/30 (USD 3 Month
LIBOR + 1.800%)(Ê)(Þ) 500 498
OI European Group BV
Series REGS
6.250% due 05/15/28 (Þ) EUR 255 283
Oil and Gas Holding Co. BSCC (The)
Series REGS
7.500% due 10/25/27 (Þ) 340 342
Olympus Water US Holding Corp.
Series REGS
3.875% due 10/01/28 (Þ) EUR 200 197
5.375% due 10/01/29 (Þ) EUR 170 158
Oman Government International Bond
Series REGS
6.750% due 10/28/27 (Þ) 1,114 1,137
OmGrid Funding, Ltd.
Series REGS
5.196% due 05/16/27 (Þ) 277 269
Ontario Gaming GTA LP
8.000% due 08/01/30 (Þ) 938 952
Ooredoo QPSC
Series REGS
4.500% due 01/31/43 (Þ) 268 238
Open Text Corp.
3.875% due 02/15/28 (Þ) 244 223
Open Text Holdings, Inc.
4.125% due 02/15/30 (Þ) 235 206
OQ SAOC
Series REGS
5.125% due 05/06/28 (Þ) 443 429
Pakistan Government International
Bond
Series REGS
7.950% due 01/31/29 (Þ) 267 231
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
8.875% due 04/08/51 (Þ) 200 152
Pakistan Water and Power Development
Authority
7.500% due 06/04/31 (Þ) 765 559
Palmer Square CLO, Ltd.
Series 2024-2A Class BR
7.827% due 04/16/37 (CME Term
SOFR 3 Month + 2.500%)(Ê)(Þ) 1,250 1,250
Panama Government International Bond
2.252% due 09/29/32 297 205
6.400% due 02/14/35 204 187
8.000% due 03/01/38 249 254
4.500% due 04/16/50 618 396
7.875% due 03/01/57 267 261
Paraguay Government International
Bond
5.850% due 08/21/33 (Þ) 320 309
Series REGS
5.850% due 08/21/33 (Þ) 200 193
Perusahaan Perseroan (Persero) PT
Perusahaan Listrik Negara
Series REGS
6.250% due 01/25/49 (Þ) 245 236
Peruvian Government International
Bond
2.783% due 01/23/31 1,102 915
3.230% due 07/28/21 149 78
Petrobras Global Finance BV
6.850% due 06/05/15 517 449
Petroleos de Venezuela SA
Series REGS
6.000% due 11/15/26 (Æ)(Ø)(Þ) 949 115
Petroleos del Peru SA
Series REGS
5.625% due 06/19/47 (Þ) 1,332 817
Petroleos Mexicanos
6.375% due 01/23/45 313 194
Series REGS
6.625% due 09/29/49 (Þ) 597 359
Series WI
6.750% due 09/21/47 2,158 1,378
7.690% due 01/23/50 603 420
Petronas Capital, Ltd.
Series REGS
2.480% due 01/28/32 (Þ) 1,874 1,515
3.404% due 04/28/61 (Þ) 400 254
Philippine Government International
Bond
5.170% due 10/13/27 200 199
1.648% due 06/10/31 1,068 829
1.950% due 01/06/32 517 402
5.000% due 07/17/33 203 196
Prosus NV
3.680% due 01/21/30 (Þ) 142 122
PTTEP Canada International Finance,
Ltd.
Series REGS

See accompanying notes which are an integral part of the financial statements.
310 Opportunistic Credit Fund
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.350% due 06/12/42 (Þ) 370 392
Qatar Government International Bond
Series REGS
4.500% due 04/23/28 (Þ) 1,301 1,275
4.817% due 03/14/49 (Þ) 274 242
Qatar Petroleum
Series REGS
2.250% due 07/12/31 (Þ) 573 466
Radnor RE, Ltd.
Series 2021-1 Class M1C
2.710% due 12/27/33 (SOFR 30 Day
Average + 2.700%)(Ê)(Þ) 451 455
Reliance Industries, Ltd.
3.667% due 11/30/27 (Þ) 139 131
Republic of Azerbaijan Government
International Bond
Series REGS
3.500% due 09/01/32 (Þ) 384 317
Republic of Kenya Government
International Bond
Series REGS
9.750% due 02/16/31 (Þ) 200 200
Republic of Poland Government
International Bond
4.625% due 03/18/29 322 313
4.875% due 10/04/33 116 110
5.125% due 09/18/34 413 396
5.500% due 04/04/53 214 203
5.500% due 03/18/54 766 718
Republic of South Africa Government
International Bond
5.875% due 04/20/32 327 291
5.750% due 09/30/49 802 566
Republic of Uzbekistan Government
International Bond
Series REGS
3.900% due 10/19/31 (Þ) 209 166
Rogers Communications, Inc.
5.250% due 03/15/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.590%)(Ê)(Þ) 729 693
Rolls-Royce PLC
3.625% due 10/14/25 (Þ) 886 851
Romania Government International
Bond
5.875% due 01/30/29 (Þ) 218 213
7.125% due 01/17/33 (Þ) 298 307
6.375% due 01/30/34 (Þ) 302 295
Series REGS
5.875% due 01/30/29 (Þ) 74 72
7.125% due 01/17/33 (Þ) 46 47
6.375% due 01/30/34 (Þ) 84 82
4.000% due 02/14/51 (Þ) 458 306
SA Global Sukuk, Ltd.
Series REGS
2.694% due 06/17/31 (Þ) 627 525
Santander UK Group Holdings PLC
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.532% due 08/21/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.250%)(Ê) 134 126
Saudi Arabian Oil Co.
Series REGS
4.250% due 04/16/39 (Þ) 619 521
Saudi Electricity Global Sukuk Co.
Series REGS
5.500% due 04/08/44 (Þ) 501 475
Saudi Government International Bond
4.750% due 01/16/30 (Þ) 1,327 1,279
Seagate HDD Cayman
5.750% due 12/01/34 302 286
Seaspan Corp.
5.500% due 08/01/29 (Þ) 1,189 1,023
Senegal Government International Bond
Series REGS
6.750% due 03/13/48 (Þ) 250 183
Serbia Government International Bond
Series REGS
6.500% due 09/26/33 (Þ) 200 200
Singapore Telecommunications, Ltd.
Series REGS
7.375% due 12/01/31 (Þ) 218 246
SK Hynix, Inc.
1.500% due 01/19/26 (Þ) 101 94
Societe Generale SA
1.792% due 06/09/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.000%)(Ê)(Þ) 95 87
Sound Point CLO, Ltd.
Series 2017-1A Class CR
2.309% due 01/23/29 (USD 3 Month
LIBOR + 2.050%)(Ê)(Þ) 500 502
Sri Lanka Government International
Bond
Series REGS
6.750% due 04/18/28 (~)(Ê)(Þ) 811 459
Standard Chartered PLC
1.456% due 01/14/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.000%)(Ê)(Þ) 130 120
7.014% due 12/30/49 (USD 3 Month
LIBOR + 1.460%)(Ê)(ƒ)(Þ) 415 420
Standard Industries, Inc.
Series REGS
2.250% due 11/21/26 (Þ) EUR 288 290
State Oil Co. of Azerbaijan Republic
6.950% due 03/18/30 (Þ) 233 235
Superior Plus Corp.
4.500% due 03/15/29 (Þ) 373 337
Suzano Austria GmbH
5.750% due 07/14/26 (Þ) 74 74
Symphony CLO XIX, Ltd.
Series 2018-19A Class C

See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 311
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.926% due 04/16/31 (USD 3 Month
LIBOR + 1.750%)(Ê)(Þ) 500 497
Tacora Resources, Inc.
8.250% due 05/15/26 (~)(Æ)(Ê)(Ø)
(Þ) 399 196
TC Ziraat Bankasi AS
8.994% due 08/02/34 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.327%)(Ê)(Þ) 268 269
Series REGS
5.375% due 03/02/26 (Þ) 617 599
TCW CLO, Ltd.
Series 2017-1A Class CRR
2.599% due 10/29/34 (USD 3 Month
LIBOR + 2.300%)(Ê)(Þ) 300 301
Telecom Italia Capital SA
6.375% due 11/15/33 373 330
6.000% due 09/30/34 393 331
7.200% due 07/18/36 527 477
7.721% due 06/04/38 796 740
Toronto-Dominion Bank (The)
3.625% due 09/15/31 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 2.205%)(Ê) 126 120
TransAlta Corp.
6.500% due 03/15/40 519 503
TransCanada PipeLines, Ltd.
4.625% due 03/01/34 74 67
TransCanada Trust
5.600% due 03/07/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.986%)(Ê) 113 99
Transnet SOC, Ltd.
8.250% due 02/06/28 (Þ) 365 359
Series REGS
8.250% due 02/06/28 (Þ) 352 346
Transocean, Inc.
8.250% due 05/15/29 (Þ) 467 464
Trinidad & Tobago Government
International Bond
5.950% due 01/14/31 (Þ) 310 306
Trinidad Generation UnLtd
Series REGS
5.250% due 11/04/27 (Þ) 468 452
Triton Container International, Ltd.
Series 2021-1A Class A
1.860% due 03/20/46 (Þ) 369 319
Turkey Government International Bond
7.625% due 05/15/34 879 868
Turkiye Ihracat Kredi Bankasi AS
Series REGS
5.750% due 07/06/26 (Þ) 449 437
Turkiye Varlik Fonu Yonetimi AS
8.250% due 02/14/29 (Þ) 397 401
UBS Group AG
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.305% due 02/02/27 (SOFR +
0.980%)(Ê)(Þ) 131 121
UGI International LLC
Series REGS
2.500% due 12/01/29 (Þ) EUR 750 722
Ukraine Government International
Bond
Series GDP
0.750% due 08/01/41 (~)(Ê)(Þ) 195 103
Series REGS
7.253% due 03/15/35 (~)(Ê)(Þ) 2,023 497
Ukraine Railways Via Rail Capital
Markets PLC
8.250% due 07/09/26 (~)(Ê)(Þ) 324 200
UniCredit SpA
2.569% due 09/22/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.300%)(Ê)(Þ) 126 120
5.861% due 06/19/32 (USD ICE
Swap Rate NY 5 Year Rate +
3.703%)(Ê)(Þ) 339 328
7.296% due 04/02/34 (USD ICE
Swap Rate NY 5 Year Rate +
4.914%)(Ê)(Þ) 205 207
Uruguay Government International
Bond
5.750% due 10/28/34 1,090 1,115
4.975% due 04/20/55 11 10
Uzbekneftegaz JSC
Series REGS
4.750% due 11/16/28 (Þ) 201 168
Var Energi ASA
7.500% due 01/15/28 (Þ) 111 116
Venezuela Government International
Bond
Series REGS
9.250% due 05/07/28 (Æ)(Ø)(Þ) 682 130
Venture 33 CLO, Ltd.
7.870% due 07/15/31 (CME Term
SOFR 3 Month + 2.542%)(Ê)(Þ) 1,000 987
Videotron, Ltd.
Series 144A
5.125% due 04/15/27 (Þ) 226 218
Vodafone Group PLC
7.000% due 04/04/79 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.873%)(Ê) 1,137 1,154
VTB Bank
Series REGS
9.500% due 12/31/49 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 8.067%)(Ê)(ƒ)
(Š)(Þ) 714 —
Walgreens Boots Alliance, Inc.
2.125% due 11/20/26 EUR 260 263
Weir Group PLC (The)
2.200% due 05/13/26 (Þ) 66 61

See accompanying notes which are an integral part of the financial statements.
312 Opportunistic Credit Fund
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Wipro IT Services LLC
1.500% due 06/23/26 (Þ) 101 93
YPF SA
9.000% due 02/12/26 (~)(Ê)(Þ) 1 1
9.000% due 06/30/29 (~)(Ê)(Þ) — —
7.000% due 09/30/33 (~)(Ê)(Þ) 1 1
Series REGS
6.950% due 07/21/27 (Þ) 250 227
8.500% due 06/27/29 (Þ) 77 73
Zambia Government International Bond
Series REGS
5.375% due 09/20/99 (~)(Æ)(Ê) ( ƒ)
(Ø)(Þ) 269 177
122,695
Mortgage-Backed Securities - 15.6%
Arroyo Mortgage Trust
Series 2019-2 Class A3
3.800% due 04/25/49 (~)(Ê)(Þ) 81 76
Bank Commercial Mortgage Pass-
Through Certificates
Series 2017-BNK4 Class D
3.357% due 05/15/50 (Þ) 500 335
Series 2017-BNK6 Class D
3.100% due 07/15/60 (Þ) 140 105
Series 2021-BN31 Class XA
Interest Only
STRIPS
1.000% due 02/15/54 (~)(Ê) 1,542 99
Bank of America Merrill Lynch
Commercial Mortgage Trust
Series 2017-BNK3 Class C
4.352% due 02/15/50 (~)(Ê) 500 452
Benchmark Mortgage Trust
Series 2019-B14 Class D
2.500% due 12/15/62 (Þ) 890 534
Series 2021-B23 Class XA
Interest Only
STRIPS
1.280% due 02/15/54 (~)(Ê) 1,936 111
BMD2 Re-Remic Trust
Series 2019-FRR1 Class 6B10
2.526% due 05/25/52 (~)(Ê)(Þ) 892 679
BOCA Commercial Mortgage Trust
Series 2022-BOCA Class D
8.651% due 05/15/39 (CME Term
SOFR 1 Month + 3.318%)(Ê)(Þ) 500 498
BX Commercial Mortgage Trust
Series 2021-21M Class E
6.759% due 10/15/36 (USD 1 Month
LIBOR + 2.171%)(Ê)(Þ) 175 172
Series 2021-VOLT Class F
7.836% due 09/15/36 (CME Term
SOFR 1 Month + 2.514%)(Ê)(Þ) 400 396
BX Trust
Series 2021-ARIA Class D
1.975% due 10/15/36 (USD 1 Month
LIBOR + 1.895%)(Ê)(Þ) 500 489
Series 2021-RISE Class D
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.186% due 11/15/36 (CME Term
SOFR 1 Month + 1.864%)(Ê)(Þ) 459 452
Series 2022-LBA6 Class E
8.033% due 01/15/39 (CME Term
SOFR 1 Month + 2.700%)(Ê)(Þ) 500 491
Cantor Commercial Real Estate
Lending
Series 2019-CF2 Class D
2.500% due 11/15/52 (Þ) 775 546
Cascade Funding Mortgage Trust
Series 2021-FRR1 Class CK98
7.319% due 08/29/29 (Þ) 4,500 2,707
CD Mortgage Trust
Series 2019-CD8 Class XA
Interest Only STRIPS
1.553% due 08/15/57 (~)(Ê) 7,692 423
Chase Home Lending Mortgage Trust
Series 2019-1 Class A15
3.500% due 03/25/50 (~)(Ê)(Þ) 73 62
Series 2019-1 Class A5
4.000% due 03/25/50 (~)(Ê)(Þ) 465 397
Series 2019-ATR2 Class A3
3.500% due 07/25/49 (~)(Ê)(Þ) 120 103
CHNGE Mortgage Trust
Series 2022-1 Class A1
3.007% due 01/25/67 (~)(Ê)(Þ) 329 298
CIM Commercial Trust Corp.
Series 2018-INV1 Class A10
4.000% due 08/25/48 (~)(Ê)(Þ) 192 171
Series 2019-INV1 Class A1
4.000% due 02/25/49 (~)(Ê)(Þ) 38 34
Series 2021-J1 Class A19
2.500% due 03/25/51 (~)(Ê)(Þ) 744 566
Series 2021-J2 Class A19
2.500% due 04/25/51 (~)(Ê)(Þ) 370 282
CIM Trust
Series 2019-J2 Class A13
3.500% due 10/25/49 (~)(Ê)(Þ) 385 327
Citigroup Commercial Mortgage Trust
Series 2016-C2 Class E
4.594% due 08/10/49 (Þ) 120 86
Series 2016-P4 Class F
4.880% due 07/10/49 (~)(Ê)(Þ) 313 94
Series 2019-GC41 Class XA
Interest Only STRIPS
1.188% due 08/10/56 (~)(Ê) 2,225 79
Citigroup Mortgage Loan Trust, Inc.
Series 2021-J1 Class A4A
2.500% due 04/25/51 (~)(Ê)(Þ) 554 426
Series 2021-J2 Class A4A
2.500% due 07/25/51 (~)(Ê)(Þ) 482 366
Commercial Mortgage Trust
Series 2020-CBM Class F
3.754% due 02/10/37 (~)(Ê)(Þ) 1,500 1,409
Connecticut Avenue Securities Trust

See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 313
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2022-R01 Class 1B1
3.200% due 12/25/41 (SOFR 30 Day
Average + 3.150%)(Ê)(Þ) 700 721
Csail Commercial Mortgage Trust
Series 2015-C2 Class C
4.330% due 06/15/57 (~)(Ê) 100 88
DBWF Mortgage Trust
Series 2015-LCM Class D
3.535% due 06/10/34 (~)(Ê)(Þ) 1,000 858
Ellington Financial Mortgage Trust
Series 2019-2 Class A3
3.046% due 11/25/59 (~)(Ê)(Þ) 153 142
Series 2022-2 Class A1
4.299% due 04/25/67 (~)(Ê)(Þ) 416 394
Extended Stay America Trust
Series 2021-ESH Class E
2.925% due 07/15/38 (USD 1 Month
LIBOR + 2.850%)(Ê)(Þ) 457 457
Fannie Mae Connecticut Avenue
Securities Trust
Series 2020-R02 Class 2B1
3.168% due 01/25/40 (USD 1 Month
LIBOR + 3.000%)(Ê)(Þ) 1,200 1,232
Series 2020-R02 Class 2M2
2.168% due 01/25/40 (USD 1 Month
LIBOR + 2.000%)(Ê)(Þ) 112 114
Series 2023-R02 Class 1M2
7.660% due 01/25/43 (SOFR 30 Day
Average + 3.350%)(Ê)(Þ) 1,100 1,160
Flagstar Mortgage Trust
Series 2018-1 Class B1
4.008% due 03/25/48 (~)(Ê)(Þ) 130 114
Series 2018-6RR Class B1
5.010% due 10/25/48 (~)(Ê)(Þ) 436 400
Series 2018-3INV Class A3
4.000% due 05/25/48 (~)(Ê)(Þ) 83 74
Freddie Mac Structured Agency Credit
Risk Debt Notes
Series 2021-DNA5 Class M2
1.700% due 01/25/34 (SOFR 30 Day
Average + 1.650%)(Ê)(Þ) 711 714
Series 2021-HQA1 Class M2
2.300% due 08/25/33 (SOFR 30 Day
Average + 2.250%)(Ê)(Þ) 847 868
Series 2022-DNA2 Class M1B
2.449% due 02/25/42 (SOFR 30 Day
Average + 2.400%)(Ê)(Þ) 1,200 1,226
Series 2022-DNA6 Class M1B
9.015% due 09/25/42 (SOFR 30 Day
Average + 3.700%)(Ê)(Þ) 200 213
Series 2022-HQA1 Class M1B
7.810% due 03/25/42 (SOFR 30 Day
Average + 3.500%)(Ê)(Þ) 1,100 1,151
FREMF Mortgage Trust
Series 2016-K57 Class D
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Principal Only
STRIPS
0.000% due 08/25/49 ( Æ)(Þ) 1,450 1,142
Series 2016-K57 Class X2A
Interest Only
STRIPS
0.100% due 08/25/49 (Þ) 14,737 23
Series 2016-K57 Class X2B
Interest Only
STRIPS
0.100% due 08/25/49 (Þ) 3,675 7
Series 2019-KG01 Class X2A
Interest Only STRIPS
0.100% due 04/25/29 (Þ) 5,070 13
Series 2019-KG01 Class X2B
Interest Only STRIPS
0.100% due 05/25/29 (Þ) 570 2
FRR Re-REMIC Trust
Series 2018-C1 Class CK43
Principal Only
STRIPS
0.000% due 02/27/48 (~)(Ê ) ( Æ ) (Þ) 200 186
GAM Re-REMIC Trust
Series 2021-FRR1 Class 1B
0.000% due 11/29/50 ( Æ ) (Þ) 1,000 766
2.420% due 09/27/51 (~)(Ê)(Þ) 415 319
Series 2021-FRR1 Class 1C
0.000% due 07/28/27 ( Æ ) (Þ) 837 622
Series 2021-FRR1 Class 1D
0.000% due 07/28/27 ( Æ ) (Þ) 1,258 917
Series 2021-FRR1 Class 2B
0.000% due 11/29/50 ( Æ ) (Þ) 1,500 1,120
Series 2021-FRR1 Class 2C
0.000% due 12/29/27 ( Æ ) (Þ) 905 651
Series 2021-FRR2 Class 2C
2.935% due 10/27/28 (Þ) 316 296
Series 2021-FRR2 Class A
4.292% due 10/27/28 (Þ) 312 271
Series 2021-FRR2 Class BK
8.097% due 10/27/28 (Þ) 266 173
Series 2021-FRR2 Class C
3.713% due 10/27/28 (Þ) 316 293
Series 2021-FRR2 Class CK44
Principal Only
STRIPS
0.000% due 10/27/28 ( Æ ) (Þ) 384 357
Series 2021-FRR2 Class CK49
1.040% due 09/27/51 (~)(Ê)(Þ) 796 715
Series 2022-FRR3 Class A
2.038% due 01/29/52 (~)(Ê)(Þ) 635 511
Series 2022-FRR3 Class BK61
Principal Only
STRIPS
0.000% due 01/29/52 ( Æ ) (Þ) 433 334
Series 2022-FRR3 Class C728
Principal Only
STRIPS
0.000% due 01/29/52 ( Æ ) (Þ) 246 236
Series 2022-FRR3 Class CK47
Principal Only STRIPS
0.000% due 01/29/52 ( Æ ) (Þ) 251 227
Series 2022-FRR3 Class D728

See accompanying notes which are an integral part of the financial statements.
314 Opportunistic Credit Fund
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Principal Only STRIPS
0.000% due 01/29/52 ( Æ ) (Þ) 246 234
Series 2022-FRR3 Class DK41
Principal Only STRIPS
0.000% due 01/29/52 ( Æ ) (Þ) 199 189
Series 2022-FRR3 Class DK47
Principal Only STRIPS
0.000% due 01/29/52 ( Æ ) (Þ) 251 224
Great Wolf Trust
Series 2024-WLF2 Class D
8.240% due 05/15/41 (CME Term
SOFR 1 Month + 2.939%)(Ê)(Þ) 500 499
GS Mortgage Securities Trust
Series 2019-GC40 Class XA
Interest Only STRIPS
1.231% due 07/10/52 (~)(Ê) 2,979 133
Series 2019-PJ2 Class B2
4.496% due 11/25/49 (~)(Ê)(Þ) 889 788
Series 2020-PJ1 Class B2
3.710% due 05/25/50 (~)(Ê)(Þ) 888 728
Series 2021-PJ1 Class A4
2.500% due 05/28/52 (~)(Ê)(Þ) 879 667
Series 2021-PJ3 Class A4
2.500% due 08/25/51 (~)(Ê)(Þ) 773 588
Series 2021-PJ5 Class B3
2.600% due 10/25/51 (~)(Ê)(Þ) 370 279
Series 2021-PJ6 Class A12
2.500% due 11/25/51 (~)(Ê)(Þ) 800 537
Series 2021-PJ6 Class A4
2.500% due 11/25/51 (~)(Ê)(Þ) 813 618
Series 2021-PJ9 Class A4
2.500% due 02/26/52 (~)(Ê)(Þ) 984 747
Series 2021-PJ11 Class B3
2.875% due 04/25/52 (~)(Ê)(Þ) 467 350
Series 2023-FUN Class C
8.048% due 03/15/28 (CME Term
SOFR 1 Month + 3.389%)(Ê)(Þ) 500 501
Hawaii Hotel Trust
Series 2019-MAUI Class E
2.864% due 05/15/38 (USD 1 Month
LIBOR + 2.160%)(Ê)(Þ) 500 495
Imperial Fund Mortgage Trust
Series 2022-NQM3 Class A1
4.380% due 05/25/67 (~)(Ê)(Þ) 407 386
INTOWN Mortgage Trust
Series 2022-STAY Class B
8.620% due 08/15/39 (CME Term
SOFR 1 Month + 3.286%)(Ê)(Þ) 500 503
JPMorgan Commercial Mortgage
Securities Trust
Series 2014-C19 Class D
4.834% due 04/15/47 (~)(Ê)(Þ) 129 125
Series 2015-C27 Class XA
Interest Only STRIPS
1.306% due 02/15/48 (~)(Ê) 2,517 10
JPMorgan Mortgage Trust
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-6 Class A7
3.500% due 12/25/48 (~)(Ê)(Þ) 66 57
Series 2018-3 Class B3
3.757% due 09/25/48 (~)(Ê)(Þ) 760 651
Series 2018-6 Class B1
3.933% due 12/25/48 (~)(Ê)(Þ) 250 218
Series 2019-1 Class A3
4.000% due 05/25/49 (~)(Ê)(Þ) 26 23
Series 2019-2 Class A3
4.000% due 08/25/49 (~)(Ê)(Þ) 21 19
Series 2019-7 Class B2A
3.194% due 02/25/50 (~)(Ê)(Þ) 356 290
Series 2019-8 Class A15
3.500% due 03/25/50 (~)(Ê)(Þ) 58 50
Series 2019-HYB1 Class B1
3.937% due 10/25/49 (~)(Ê)(Þ) 653 621
Series 2019-LTV3 Class A5
3.500% due 03/25/50 (~)(Ê)(Þ) 53 51
Series 2020-1 Class A15
3.500% due 06/25/50 (~)(Ê)(Þ) 150 127
Series 2020-1 Class A7
3.500% due 06/25/50 (~)(Ê)(Þ) 337 286
Series 2020-5 Class B1
3.736% due 12/25/50 (~)(Ê)(Þ) 412 341
Series 2020-8 Class A3
3.000% due 03/25/51 (~)(Ê)(Þ) 168 138
Series 2021-1 Class A15
2.500% due 06/25/51 (~)(Ê)(Þ) 301 229
Series 2021-4 Class A15
2.500% due 08/25/51 (~)(Ê)(Þ) 223 169
Series 2022-4 Class A17A
3.000% due 10/25/52 (~)(Ê)(Þ) 440 349
Series 2023-8 Class A2
6.000% due 02/25/54 (~)(Ê)(Þ) 704 691
Series 2023-8 Class B3
6.356% due 02/25/54 (~)(Ê)(Þ) 992 948
Series 2024-4 Class A9
6.500% due 10/25/54 (~)(Ê)(Þ) 1,000 993
KSL Commercial Mortgage Trust
Series 2023-HT Class C
8.789% due 12/15/36 (CME Term
SOFR 1 Month + 3.439%)(Ê)(Þ) 600 601
Mello Mortgage Capital Acceptance
Series 2018-MTG2 Class B2
4.485% due 10/25/48 (~)(Ê)(Þ) 870 775
MHC Commercial Mortgage Trust
Series 2021-MHC Class F
2.691% due 04/15/38 (USD 1 Month
LIBOR + 2.601%)(Ê)(Þ) 336 333
MHP
7.936% due 01/15/27 (CME Term
SOFR 1 Month + 2.611%)(Ê)(Þ) 273 271
Series 2021-STOR Class F
4.199% due 07/15/38 (USD 1 Month
LIBOR + 2.200%)(Ê)(Þ) 500 495

See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 315
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Morgan Stanley Bank of America
Merrill Lynch Trust
Series 2014-C18 Class D
3.389% due 10/15/47 (Þ) 250 201
Series 2015-C22 Class C
4.243% due 04/15/48 (~)(Ê) 450 406
Series 2016-C29 Class XB
Interest Only STRIPS
1.110% due 05/15/49 (~)(Ê) 7,710 123
Morgan Stanley Capital I Trust
Series 2017-HR2 Class XA
Interest Only STRIPS
0.932% due 12/15/50 (~)(Ê) 2,417 62
Series 2019-H6 Class D
3.000% due 06/15/52 (Þ) 377 279
Series 2019-H7 Class XA
Interest Only STRIPS
1.464% due 07/15/52 (~)(Ê) 6,175 296
Series 2019-L3 Class XA
Interest Only STRIPS
0.645% due 11/15/52 (~)(Ê) 5,204 144
Series 2021-L5 Class XA
Interest Only STRIPS
1.425% due 04/15/31 1,499 88
Morgan Stanley Residential Mortgage
Loan Trust
Series 2024-2
7.201% due 03/25/54 (~)(Ê)(Þ) 500 519
MRCD Mortgage Trust
Series 2019-PARK Class E
2.718% due 12/15/36 (Þ) 120 73
Onslow Bay Financial LLC
Series 2020-INV1 Class A21
3.500% due 12/25/49 (~)(Ê)(Þ) 105 89
Series 2022-NQM4 Class A1B
3.900% due 04/25/62 (~)(Ê)(Þ) 1,100 978
Series 2023-J1 Class A3
4.500% due 01/25/53 (~)(Ê)(Þ) 441 409
RCKT Mortgage Trust
Series 2020-1 Class A13
3.000% due 02/25/50 (~)(Ê)(Þ) 191 156
ReadyCap Commercial Mortgage Trust
Series 2018-4 Class D
5.235% due 02/27/51 (~)(Ê)(Þ) 270 250
RFM Re-REMIC Trust
Series 2022-FRR1 Class AB55
0.887% due 03/28/49 (Þ) 1,430 1,218
Series 2022-FRR1 Class AB60
2.470% due 11/08/49 (Þ) 1,210 1,032
Series 2022-FRR1 Class AB64
2.314% due 03/01/50 (Þ) 1,830 1,542
Series 2022-FRR1 Class CK55
Principal Only
STRIPS
0.000% due 03/28/49 ( Æ ) (Þ) 450 372
Series 2022-FRR1 Class CK60
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Principal Only STRIPS
0.000% due 11/08/49 (Æ)(Þ) 560 433
Sequoia Mortgage Trust
Series 2019-4 Class A19
3.500% due 11/25/49 (~)(Ê)(Þ) 55 47
Series 2019-5 Class A7
3.500% due 12/25/49 (~)(Ê)(Þ) 847 721
Series 2019-CH3 Class A1
4.000% due 09/25/49 (~)(Ê)(Þ) 56 50
Series 2020-4 Class A20
2.500% due 11/25/50 (~)(Ê)(Þ) 486 375
SMRT Trust
Series 2022-MINI Class F
3.872% due 01/15/39 (CME Term
SOFR 1 Month + 3.350%)(Ê)(Þ) 1,400 1,302
UBS Bank of America Merrill Lynch
Mortgage Trust
Series 2012-WRM Class D
4.379% due 06/10/30 (~)(Ê)(Þ) 2,600 2,118
UWM Mortgage Trust
Series 2021-1 Class A15
2.500% due 06/25/51 (~)(Ê)(Þ) 762 580
Verus Securitization Trust
Series 2021-1 Class M1
1.968% due 01/25/66 (~)(Ê)(Þ) 1,000 729
Series 2021-3 Class A1
1.046% due 06/25/66 (~)(Ê)(Þ) 483 399
Washington Mutual Mortgage Pass-
Through Certificates Trust
Series 2004-AR7 Class A6
4.508% due 07/25/34 (~)(Ê) 237 220
Series 2006-AR15 Class 1A
2.531% due 11/25/46 (Federal
Reserve U.S. 12 Month Cumulative
Avg 1 year CMT + 0.840%)(Ê) 185 150
Wells Fargo & Co.
Series 2021-C61 Class D
2.500% due 11/15/54 (Þ) 500 315
Wells Fargo Commercial Mortgage
Trust
Series 2014-LC18 Class XA
Interest Only STRIPS
1.188% due 12/15/47 (~)(Ê) 3,538 12
Series 2017-C41 Class XA
Interest Only STRIPS
1.366% due 11/15/50 (~)(Ê) 4,821 156
Series 2018-C45 Class D
3.000% due 06/15/51 (Þ) 390 290
Series 2019-C52 Class XA
Interest Only STRIPS
1.767% due 08/15/52 (~)(Ê) 1,989 116
Wells Fargo Mortgage Backed
Securities Trust
Series 2020-1 Class A17
3.000% due 12/25/49 (~)(Ê)(Þ) 19 16
Series 2020-4 Class A17
3.000% due 07/25/50 (~)(Ê)(Þ) 161 131

See accompanying notes which are an integral part of the financial statements.
316 Opportunistic Credit Fund
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2020-RR1 Class A1
3.000% due 05/25/50 (~)(Ê)(Þ) 218 180
Series 2021-1 Class A17
2.500% due 12/25/50 (~)(Ê)(Þ) 729 555
Woodward Capital Management LLC
Series 2021-1 Class A13
2.500% due 03/25/51 (~)(Ê)(Þ) 147 111
66,942
Non-US Bonds - 10.8%
Accor SA
7.250% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 4.105%)(Ê)(ƒ)(Þ) EUR 200 234
ACS Actividades de Construccion y
Servicios SA
1.375% due 06/17/25 (Þ) EUR 200 207
Air France-KLM
3.875% due 07/01/26 (Þ) EUR 500 529
ams-OSRAM AG
2.125% due 11/03/27 (Þ) EUR 100 79
Series REGS
10.500% due 03/30/29 (Þ) EUR 100 107
Anarafe SL
Series REGS
16.615% due 12/31/26 (~)(Ê)(Þ) EUR 247 321
APCOA Parking Holdings GmbH
Series REGS
4.625% due 01/15/27 (Þ) EUR 260 266
Atrium European Real Estate, Ltd.
3.000% due 09/11/25 (Þ) EUR 100 101
Azzurra Aeroporti SpA
2.625% due 05/30/27 (Þ) EUR 110 110
Banijay Group SAS
Series REGS
6.500% due 03/01/26 (Þ) EUR 400 428
Bayer AG
7.000% due 09/25/83 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.896%)(Ê)(Þ) EUR 200 215
Bayer US Finance II LLC
2.375% due 11/12/79 (EURIBOR
ICE Swap Rate + 2.647%)(Ê)(Þ) EUR 100 102
3.125% due 11/12/79 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.108%)(Ê)(Þ) EUR 700 658
Series N8.5
5.375% due 03/25/82 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 4.458%)(Ê)(Þ) EUR 300 297
BCP V Modular Services Finance II
PLC
Series REGS
4.750% due 11/30/28 (Þ) EUR 200 201
Bertelsmann SE & Co. KGaA
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.500% due 04/23/75 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.206%)(Ê)(Þ) EUR 100 103
British Telecommunications PLC
8.375% due 12/20/83 (U.K.
Government Bonds 5 Year Note
Generic Bid Yield + 3.820%)(Ê)(Þ) GBP 300 396
Canary Wharf Group Investment
Holdings PLC
Series REGS
1.750% due 04/07/26 (Þ) EUR 525 478
3.375% due 04/23/28 (Þ) GBP 135 124
Castor SpA
Series REGS
9.190% due 02/15/29 (3 Month
EURIBOR + 5.250%)(Ê)(Þ) EUR 138 141
CD&R Firefly Bidco PLC
Series REGS
8.625% due 04/30/29 (Þ) GBP 450 559
Cellnex Telecom SA
Series CLNX
0.750% due 11/20/31 (Þ) EUR 400 349
Centurion Bidco SpA
11.125% due 05/15/28 (Þ) EUR 245 269
CGG SA
Series REGS
7.750% due 04/01/27 (Þ) EUR 600 602
Cidron Aida Finco SARL
Series REGS
5.000% due 04/01/28 (Þ) EUR 600 607
6.250% due 04/01/28 (Þ) GBP 300 354
Citycon Treasury BV
1.625% due 03/12/28 (Þ) EUR 330 300
Commerzbank AG
4.000% due 03/23/26 (Þ) EUR 364 388
Series EMTN
4.000% due 03/30/27 (Þ) EUR 100 107
Constellation Automotive Financing
PLC
Series REGS
4.875% due 07/15/27 (Þ) GBP 360 369
Co-operative Group Holdings, Ltd.
5.035% due 07/08/26 (~)(Ê)(Þ) GBP 110 137
CPUK Finance, Ltd.
6.500% due 08/28/26 (Þ) GBP 150 185
Series REGS
4.875% due 08/28/25 (Þ) GBP 275 336
Daily Mail & General Trust PLC
6.375% due 06/21/27 GBP 100 117
Deutsche Telekom AG
Series REGS
5.500% due 01/15/30 (Þ) EUR 600 580
Dufry One BV
0.750% due 03/30/26 (Þ) CHF 200 209
3.375% due 04/15/28 (Þ) EUR 150 154
EDP - Energias de Portugal SA

See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 317
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.700% due 07/20/80 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 1.844%)(Ê)(Þ) EUR 200 206
Electricite de France SA
5.000% due 01/22/49 (EUR Swap
Annual [versus 6 Month EURIBOR]
12 Year Rate + 3.043%)(Ê)(ƒ)(Þ) EUR 100 106
2.625% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.860%)(Ê)(ƒ)(Þ) EUR 600 580
3.000% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.198%)(Ê)(ƒ)(Þ) EUR 400 393
3.375% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.970%)(Ê)(ƒ)(Þ) EUR 800 743
6.000% due 12/31/99 (GBP Swap
[versus SONIA] 13 Year Rate +
4.235%)(Ê)(ƒ)(Þ) GBP 100 122
Series EMTN
5.875% due 07/22/49 (ICE SWAP
Rate GBP SONIA 15 Year + 3.323%)
(Ê)(ƒ)(Þ) GBP 200 235
Elia Group SA
5.850% due 12/31/99 (EURIBOR
ICE Swap Rate + 2.506%)(Ê)(ƒ)(Þ) EUR 400 437
ELO SACA
3.250% due 07/23/27 (Þ) EUR 100 100
4.875% due 12/08/28 (Þ) EUR 200 204
6.000% due 03/22/29 (Þ) EUR 400 423
Energia Group Roi Financeco DAC
Series REGS
6.875% due 07/31/28 (Þ) EUR 600 661
Energias de Portugal SA
Series NC8
1.875% due 03/14/82 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.080%)(Ê)(Þ) EUR 200 184
EP Infrastructure AS
1.698% due 07/30/26 (Þ) EUR 365 357
2.045% due 10/09/28 (Þ) EUR 260 241
1.816% due 03/02/31 (Þ) EUR 200 170
Esselunga SpA
1.875% due 10/25/27 (Þ) EUR 200 199
Eutelsat SA
2.250% due 07/13/27 (Þ) EUR 400 352
1.500% due 10/13/28 (Þ) EUR 300 235
Series REGS
9.750% due 04/13/29 (Þ) EUR 210 227
GKN Holdings, Ltd.
4.625% due 05/12/32 (Þ) GBP 200 207
Grifols Escrow Issuer SA
Series REGS
3.875% due 10/15/28 (Þ) EUR 400 337
Holding d'Infrastructures des Metiers de
l'Environnement
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.125% due 09/16/25 EUR 465 467
IHO Verwaltungs GmbH
Series REGS
8.750% due 05/15/28 (Þ) EUR 150 172
Iliad SA
5.625% due 02/15/30 (Þ) EUR 300 327
6.875% due 04/15/31 EUR 150 160
IMA Industria Macchine Automatiche
SpA
Series REGS
7.654% due 04/15/29 (3 Month
EURIBOR + 3.750%)(Ê)(Þ) EUR 230 248
INEOS Finance PLC
Series REGS
6.625% due 05/15/28 (Þ) EUR 100 109
International Consolidated Airlines
Group SA
1.500% due 07/04/27 (Þ) EUR 200 197
Intesa Sanpaolo SpA
3.928% due 09/15/26 (Þ) EUR 310 329
Kaixo Bondco Telecom SA
Series REGS
5.125% due 09/30/29 (Þ) EUR 775 792
Kennedy Wilson Europe Real Estate,
Ltd.
3.250% due 11/12/25 (Þ) EUR 200 201
Libra Groupco SpA
Series REGS
5.000% due 05/15/27 (Þ) EUR 450 470
Mahle GmbH
Series REGS
6.500% due 05/02/31 (Þ) EUR 250 267
Maison Finco PLC
Series REGS
6.000% due 10/31/27 (Þ) GBP 365 420
Mangrove LuxCo III SARL
Series REGS
7.775% due 10/09/25 (Þ) EUR 418 440
Marks & Spencer PLC
3.250% due 07/10/27 (Þ) GBP 210 251
mBank SA
0.966% due 09/21/27 (3 Month
EURIBOR + 1.250%)(Ê)(Þ) EUR 200 192
Monitchem HoldCo 3 SA
Series REGS
8.750% due 05/01/28 (Þ) EUR 245 266
Motion Bondco Designated Activity Co.
Series REGS
4.500% due 11/15/27 (Þ) EUR 200 201
Mundys SpA
1.875% due 07/13/27 (Þ) EUR 375 374
Nexi SpA
2.125% due 04/30/29 (Þ) EUR 400 381
NGG Finance PLC

See accompanying notes which are an integral part of the financial statements.
318 Opportunistic Credit Fund
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.625% due 06/18/73 (GBP Swap
Semiannual [versus 6 Month LIBOR]
12 Year Rate + 3.480%)(Ê)(Þ) GBP 100 123
2.125% due 09/05/82 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.532%)(Ê)(Þ) EUR 600 584
Nobian Finance BV
Series REGS
3.625% due 07/15/26 (Þ) EUR 250 258
Ocado Group PLC
0.750% due 01/18/27 (Þ) GBP 400 379
Series REGS
3.875% due 10/08/26 (Þ) GBP 800 869
Orange SA
5.375% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.659%)(Ê)(ƒ)(Þ) EUR 700 777
Orsted A/S
5.250% due 12/08/22 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.619%)(Ê)(Þ) EUR 500 541
Petrobras Global Finance BV
6.250% due 12/14/26 GBP 260 323
6.625% due 01/16/34 GBP 100 120
Petroleos Mexicanos
3.750% due 11/16/25 (Þ) GBP 150 173
4.875% due 02/21/28 (Þ) EUR 200 189
Series 10.7
4.750% due 02/26/29 (Þ) EUR 545 495
ProGroup AG
Series REGS
5.125% due 04/15/29 (Þ) EUR 250 267
RAC Bond Co. PLC
Series REGS
5.250% due 11/04/27 (Þ) GBP 435 512
Renault SA
1.250% due 06/24/25 (Þ) EUR 200 206
1.000% due 11/28/25 (Þ) EUR 260 265
2.000% due 09/28/26 (Þ) EUR 100 101
Sani/Ikos Financial Holdings 1 SARL
Series REGS
5.625% due 12/15/26 (Þ) EUR 300 312
Schaeffler AG
2.875% due 03/26/27 (Þ) EUR 220 228
Summer (BC) Holdco A SARL
Series REGS
9.250% due 10/31/27 (Þ) EUR 360 367
Techem Verwaltungsgesellschaft 674
mbH
Series REGS
6.000% due 07/30/26 (Þ) EUR 242 258
Telecom Italia Finance SA
7.750% due 01/24/33 EUR 450 528
Telecom Italia SpA
5.250% due 03/17/55 EUR 200 183
Telefonica Europe BV
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.875% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
8 Year Rate + 3.071%)(Ê)(ƒ)(Þ) EUR 200 200
6.135% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
7 Year Rate + 3.347%)(Ê)(ƒ)(Þ) EUR 600 663
Telefonica SA
2.880% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
6 Year Rate + 2.866%)(Ê)(ƒ)(Þ) EUR 300 293
Teva Pharmaceutical Finance
Netherlands II BV
1.875% due 03/31/27 (Þ) EUR 250 247
1.625% due 10/15/28 (Þ) EUR 360 335
Titan Holdings II BV
Series REGS
5.125% due 07/15/29 (Þ) EUR 1,000 944
Travelex Issuerco, Ltd.
Series REGS
0.500% due 08/05/25 (Þ) GBP 2,288 3,360
TUI Cruises GmbH
Series REGS
6.250% due 04/15/29 (Þ) EUR 150 161
TVL Finance PLC
Series REGS
10.250% due 04/28/28 (Þ) GBP 100 129
United Group BV
Series REGS
4.000% due 11/15/27 (Þ) EUR 100 102
3.625% due 02/15/28 (Þ) EUR 300 299
4.625% due 08/15/28 (Þ) EUR 300 305
Valeo SA
1.625% due 03/18/26 (Þ) EUR 200 205
Series EMTN
1.500% due 06/18/25 (Þ) EUR 200 207
Var Energi ASA
7.862% due 11/15/83 (EURIBOR
ICE Swap Rate + 4.765%)(Ê)(Þ) EUR 500 571
Veolia Environnement SA
1.625% due 12/31/99 (EURIBOR
ICE Swap Rate + 2.151%)(Ê)(ƒ)(Þ) EUR 200 199
Verisure Holding AB
Series REGS
7.125% due 02/01/28 (Þ) EUR 175 194
Verisure Midholding AB
Series REGS
5.250% due 02/15/29 (Þ) EUR 625 642
Virgin Media Finance PLC
Series REGS
4.875% due 07/15/28 (Þ) GBP 250 278
Vmed O2 UK Financing I PLC
Series REGS
4.000% due 01/31/29 (Þ) GBP 200 216
4.500% due 07/15/31 (Þ) GBP 250 258
Vodafone Group PLC

See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 319
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.200% due 10/03/78 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.427%)(Ê)(Þ) EUR 200 208
4.875% due 10/03/78 (GBP Swap
Semiannual [versus 6 Month LIBOR]
5 Year Rate + 3.267%)(Ê)(Þ) GBP 250 306
Series NC10
3.000% due 08/27/80 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.477%)(Ê)(Þ) EUR 900 864
Volkswagen Group of America Finance
LLC
4.625% due 03/29/49 (EUR Swap
Annual [versus 6 Month EURIBOR]
12 Year Rate + 2.967%)(Ê)(ƒ)(Þ) EUR 500 528
3.748% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.924%)(Ê)(ƒ)(Þ) EUR 100 100
7.875% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
9 Year Rate + 4.783%)(Ê)(ƒ)(Þ) EUR 200 239
WEPA Hygieneprodukte GmbH
Series REGS
2.875% due 12/15/27 (Þ) EUR 200 198
5.625% due 01/15/31 (Þ) EUR 100 106
Wintershall Dea Finance 2 BV
Series NC5
2.499% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.924%)(Ê)(ƒ)(Þ) EUR 300 295
Series NC8
3.000% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.319%)(Ê)(ƒ)(Þ) EUR 400 372
Wizz Air Finance Co. BV
1.000% due 01/19/26 (Þ) EUR 255 256
ZF Europe Finance BV
2.000% due 02/23/26 (Þ) EUR 200 204
2.500% due 10/23/27 (Þ) EUR 400 397
6.125% due 03/13/29 (Þ) EUR 200 224
3.000% due 10/23/29 (Þ) EUR 600 587
46,452
Total Long-Term Fixed Income
Investments
(cost $399,418) 377,183
Common Stocks - 1.8%
Consumer Discretionary - 0.0%
Education Management Corp.(Æ)(Š)(Þ) 4,460,190
—
Energy - 0.0%
Tourmaline Oil Corp.(Æ)(Š) 255,236
185
Financial Services - 0.0%
Travelex Topco, Ltd.(Æ)(Š) 11,057
—
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Materials and Processing - 1.0%
Specialty Steel Holdco, Inc.(Æ)(Š) 22
4,196
Producer Durables - 0.8%
Affinion Group, Inc.(Æ)(Š) 8,007
—
Bahia De Las Isletas SL Class A(Æ)(Š) 15,907,620
—
Kelly Topco, Ltd.(Æ) 2,574
182
Real Alloy(Æ)(Š) 39
3,011
3,193
Total Common Stocks
(cost $6,134) 7,574
Preferred Stocks - 0.0%
Consumer Discretionary - 0.0%
Education Management Corp.
0.000% ( Æ ) (Š) 2,128 —
Total Preferred Stocks
(cost $297) —
Warrants and Rights - 0.0%
Travelex Issuerco, Ltd.
2025 Warrants(Æ) 675 19
Total Warrants and Rights
(cost $—) 19
Short-Term Investments - 7.7%
Abu Dhabi National Energy Co. PJSC
4.375% due 04/23/25 (Þ) 506 498
ams AG
1.000% due 03/05/25 (Þ) EUR 800 804
Development Bank of the Republic of
Belarus JSC
Series REGS
6.750% due 05/02/24 (~)(Ê)(Þ) 942 330
DISH DBS Corp.
Series WI
5.875% due 11/15/24 (Ñ) 100 94
Explorer II AS
3.375% due 02/24/25 EUR 555 552
FirstEnergy Corp.
2.050% due 03/01/25 61 59
Global Aircraft Leasing Co., Ltd.
6.500% due 09/15/24 (Þ) 2,417 2,287
High Ridge Brands Co.
8.875% due 03/15/25 (Þ)(Š) 970 —
Howmet Aerospace, Inc.
5.125% due 10/01/24 53 53

See accompanying notes which are an integral part of the financial statements.
320 Opportunistic Credit Fund
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
International Bank of Azerbaijan OJSC
Series REGS
3.500% due 09/01/24 (Þ) 200 194
Lebanon Government International
Bond
Series GMTN
6.200% due 02/26/25 (Æ)(Ø)(Þ) 500 31
Occidental Petroleum Corp.
6.950% due 07/01/24 74 74
Office Properties Income Trust
4.500% due 02/01/25 288 227
Oschadbank Via SSB #1 PLC
9.625% due 03/20/25 (~)(Ê)(Þ) 75 70
RZD Capital PLC
7.900% due 10/19/24 (~)(Æ)(Ê)(Ø)
(Þ)(Š) RUB 115,000 —
Service Properties Trust
4.500% due 03/15/25 369 360
U.S. Cash Management Fund(@) 27,238,782(∞) 27,225
Uzbek Industrial and Construction Bank
5.750% due 12/02/24 (Þ) 272 266
ZF NA Capital, Inc.
4.750% due 04/29/25 (Þ) 160 158
Total Short-Term Investments
(cost $36,226) 33,282
Other Securities - 1.7%
U.S. Cash Collateral Fund(@)(×) 7,136,995 (∞ ) 7,137
Total Other Securities
(cost $7,137) 7,137
Total Investments - 99.1%
(identified cost $449,212) 425,195
Other Assets and Liabilities,
Net - 0.9%
4,043
Net Assets - 100.0%
429,238

See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 321
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
70.6%
1011778 B.C. Unltd. Liability Co. / New Red Finance, Inc. 07/06/21 206,000 98.14 202
178
1375209 BC, Ltd. 11/18/20 755,000 100.22 757
741
180 Medical, Inc. 09/30/21 300,000 100.00 300
266
ABN AMRO Bank NV 07/08/20 94,000 104.85 99
92
ABN AMRO Bank NV 12/06/23 26,000 98.01 25
26
Abu Dhabi Government International Bond 09/21/22 999,000 83.10 830
803
Abu Dhabi Government International Bond 11/02/22 477,000 71.94 343
313
Abu Dhabi Government International Bond 08/03/23 400,000 66.06 264
253
Abu Dhabi Government International Bond 04/23/24 602,000 99.66 600
595
Abu Dhabi National Energy Co. PJSC 05/10/18 506,000 99.70 504
498
Accor SA 10/04/23 EUR 200,000 111.73 223
234
ACE Securities Corp. Mortgage Loan Trust 02/23/21 657,496 98.33 647
480
ACS Actividades de Construccion y Servicios SA 03/21/22 EUR 200,000 109.48 219
207
AdaptHealth LLC 01/28/21 223,000 101.75 227
188
AdaptHealth LLC 08/12/21 851,000 99.72 849
724
Adient Global Holdings, Ltd. 11/10/21 474,000 100.89 478
456
Adient Global Holdings, Ltd. 02/28/23 338,000 100.00 338
351
Aeropuerto Internacional De Tocumen SA 03/11/24 686,000 72.37 496
493
AES Panama Generation Holdings SRL 07/06/22 83,478 88.81 74
70
African Export-Import Bank (The) 07/26/22 443,000 83.75 371
372
Agua y Saneamientos Argentinos SA 10/16/19 687,431 91.72 631
564
Ahlstrom Holding 3 Oy 02/26/24 300,000 92.19 277
275
AHP Health Partners, Inc. 08/16/21 186,000 100.61 187
170
Air France-KLM 02/02/24 EUR 500,000 108.06 540
529
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons, LP / Albertson's LLC 04/20/22 142,000 97.50 138
136
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons, LP / Albertson's LLC 04/18/23 171,000 90.05 154
151
Albion Financing 2 SARL 10/15/21 600,000 100.00 600
600
Alimentation Couche-Tard, Inc. 09/24/18 83,000 97.55 81
78
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer 11/09/22 246,000 92.85 228
241
Alta Equipment Group, Inc. 03/24/21 490,000 100.97 495
472
Altice France Holding SA 04/20/22 324,000 90.54 293
211
American Airlines Group, Inc. 03/10/21 299,000 98.55 294
289
American Airlines Group, Inc. 03/10/21 481,318 100.00 481
476
American Finance Trust, Inc. / American Finance Operating Partner, LP 01/12/22 225,000 99.68 224
192
ams AG 07/18/23 EUR 800,000 95.69 766
804
ams-OSRAM AG 01/31/24 EUR 100,000 86.40 86
79
ams-OSRAM AG 04/29/24 EUR 100,000 107.69 108
107
Amsted Industries, Inc. 04/05/24 219,000 98.58 216
213
Anarafe SL 01/12/22 EUR 247,360 127.90 316
321
Angolan Government International Bond 04/04/23 708,000 83.66 592
640
Antofagasta PLC 04/29/24 244,000 99.41 243
243
APCOA Parking Holdings GmbH 07/14/21 EUR 260,000 112.97 294
266
Apidos CLO XXXI 04/28/21 1,140,000 100.00 1,140
1,142
Apidos CLO XXXIII 09/14/21 1,600,000 100.00 1,600
1,601
Apollo Commercial Real Estate Finance, Inc. 09/02/21 216,000 98.37 212
178
Aramark Services, Inc. 01/28/21 242,000 102.53 248
230
Arches Buyer, Inc. 05/03/23 208,000 89.21 186
178
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging
Finance PLC 03/06/24 EUR 300,000 86.69 260
256
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 01/28/21 187,000 102.17 191
95
Ardonagh Group Finance, Ltd. 04/05/24 176,000 98.06 173
171
Aretec Escrow Issuer 2, Inc. 10/26/23 664,000 100.00 664
721
Arroyo Mortgage Trust 05/12/20 80,718 97.24 78
76
Arsenal AIC Parent LLC 08/10/23 168,000 101.82 171
175
Artera Services LLC 02/07/24 315,000 100.00 315
322
Ashtead Capital, Inc. 08/04/22 438,000 91.93 403
420
Ashtead Capital, Inc. 10/17/23 107,000 93.41 100
102
Athabasca Oil Corp. 01/29/24 159,000 106.01 169
167
Atrium European Real Estate, Ltd. 05/17/22 EUR 100,000 103.92 104
101
ATS Automation Tooling Systems, Inc. 01/28/21 193,000 101.11 195
174
Australia & New Zealand Banking Group, Ltd. 02/07/24 125,000 95.79 120
120
Avantor, Inc. 01/28/21 249,000 102.98 256
231
Avation Capital SA 07/06/21 291 90.78 —
—
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV 01/28/21 180,000 102.77 185
173

See accompanying notes which are an integral part of the financial statements.
322 Opportunistic Credit Fund
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Axian Telecom 03/08/23 335,000 94.23 316
324
Azzurra Aeroporti SpA 10/31/22 EUR 110,000 90.16 99
110
Bahrain Government International Bond 04/02/24 320,000 91.46 293
287
Banco de Bogota SA 03/06/24 138,000 95.15 131
129
Banco de Credito del Peru 04/16/24 133,000 92.18 123
122
Banco del Estado de Chile 04/25/24 200,000 100.00 200
201
Banco do Brasil SA 08/16/19 291,000 110.40 321
291
Banco do Estado do Rio Grande do Sul SA 04/18/23 493,000 90.82 448
472
Banco Inbursa SA Institucion de Banca Multiple Grupo Financiero Inbursa 03/06/24 139,000 96.80 135
133
Banco Nacional de Panama 01/23/24 704,000 76.51 539
531
Banijay Group SAS 02/04/20 EUR 400,000 108.71 435
428
Bank Commercial Mortgage Pass-Through Certificates 08/01/19 140,000 91.40 128
105
Bank Commercial Mortgage Pass-Through Certificates 06/11/21 500,000 96.37 482
335
Bank Negara Indonesia Persero Tbk PT 02/15/24 614,000 91.24 560
558
Bausch Health Cos., Inc. 12/17/19 453,000 214.85 973
354
Bausch Health Cos., Inc. 11/18/20 102,000 152.54 156
66
Bayer AG 09/26/23 EUR 200,000 104.79 210
215
Bayer US Finance II LLC 11/14/22 EUR 700,000 93.56 648
658
Bayer US Finance II LLC 09/04/23 EUR 300,000 100.85 303
297
Bayer US Finance II LLC 09/12/23 106,000 97.46 103
103
Bayer US Finance II LLC 11/08/23 EUR 100,000 101.77 102
102
BCP V Modular Services Finance II PLC 04/26/24 EUR 200,000 101.26 202
201
Beazer Homes USA, Inc. 03/12/24 230,000 100.00 230
227
Benchmark Mortgage Trust 03/28/22 890,000 79.57 708
534
Benefit Street Partners CLO XII, Ltd. 03/21/24 560,844 100.10 561
562
Benin Government International Bond 02/06/24 233,000 96.78 225
220
Berry Global, Inc. 07/22/19 145,000 102.45 149
141
Bertelsmann SE & Co. KGaA 05/03/22 EUR 100,000 100.49 100
103
Betony CLO 2, Ltd. 03/24/21 1,000,000 100.00 1,000
1,001
Blackstone Mortgage Trust, Inc. 11/02/21 200,000 99.82 200
179
BMD2 Re-Remic Trust 02/03/21 892,000 89.56 799
679
BNP Paribas SA 07/24/23 120,000 91.58 110
111
BOCA Commercial Mortgage Trust 01/24/24 500,000 99.63 498
498
Boeing Co. (The) 04/29/24 399,000 100.00 399
402
Bolivia Government International Bond 04/04/23 200,000 57.50 115
113
Booz Allen Hamilton Holding Corp. 03/03/21 1,028,000 96.97 964
951
Boston Gas Co. 04/16/24 83,000 91.98 76
76
Boxer Parent Co., Inc. 05/14/20 157,000 100.00 157
158
Brand Industrial Services, Inc. 08/10/23 166,000 101.85 169
178
Brinker International, Inc. 06/22/23 566,000 100.00 566
589
British Telecommunications PLC 01/31/24 GBP 300,000 135.37 406
396
Broadcom, Inc. 07/24/23 90,000 76.52 69
69
Brookfield Residential Properties, Inc. 03/15/21 191,000 102.31 195
184
Builders FirstSource, Inc. 03/03/21 255,000 104.73 267
239
BX Commercial Mortgage Trust 02/23/23 175,000 95.87 168
172
BX Commercial Mortgage Trust 04/24/24 400,000 99.22 397
396
BX Trust 02/06/23 500,000 96.21 481
489
BX Trust 01/24/24 500,000 97.72 489
491
BX Trust 04/26/24 458,517 98.69 452
452
C&W Senior Financing Designated Activity Company 04/24/23 707,000 90.25 638
669
Caesars Entertainment, Inc. 06/19/20 507,000 99.37 504
514
Caesars Entertainment, Inc. 01/24/24 187,000 100.00 187
184
Canary Wharf Group Investment Holdings PLC 08/04/23 EUR 525,000 91.90 482
478
Canary Wharf Group Investment Holdings PLC 04/23/24 GBP 135,000 92.85 125
124
Cantor Commercial Real Estate Lending 02/16/21 775,000 90.32 700
546
Carlyle Global Market Strategies CLO, Ltd. 04/29/22 1,000,000 97.61 976
1,000
Carnival Corp. 02/16/21 674,000 91.86 619
658
Carnival Corp. 02/23/23 861,000 81.53 702
834
Carnival Corp. 08/01/23 59,000 100.00 59
61
Carriage Purchaser, Inc. 09/23/21 744,000 98.68 734
658
Carvana Co. 04/05/24 215,000 98.44 212
216
Cascade Funding Mortgage Trust 02/25/22 4,500,000 64.36 2,896
2,707
Castor SpA 02/10/22 EUR 138,000 113.89 157
141
CBB International Sukuk Programme Co. 01/26/23 1,024,000 92.26 945
914
CBB International Sukuk Programme Co. 02/06/24 200,000 100.00 200
198

See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 323
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
CCO Holdings LLC / CCO Holdings Capital Corp. 09/17/19 758,000 97.96 743
630
CCO Holdings LLC / CCO Holdings Capital Corp. 08/02/21 1,247,000 92.54 1,197
903
CCO Holdings LLC / CCO Holdings Capital Corp. 04/21/22 29,000 98.39 29
26
CCO Holdings LLC / CCO Holdings Capital Corp. 04/18/23 166,000 95.96 159
156
CCO Holdings LLC / CCO Holdings Capital Corp. 07/11/23 68,000 94.64 64
62
CD&R Firefly Bidco PLC 04/05/24 GBP 450,000 126.34 569
559
Cedar Funding V CLO, Ltd. 03/22/19 250,000 98.66 247
250
Cellnex Telecom SA 09/06/23 EUR 400,000 84.00 336
349
Celulosa Arauco y Constitucion SA 01/08/24 60,000 91.39 55
54
Cencosud SA 09/12/23 132,000 94.87 125
125
Central Plaza Holding Co., Ltd. 05/06/22 600,000 95.60 574
548
Centurion Bidco SpA 05/09/23 EUR 245,000 109.62 269
269
CEZ AS 06/15/17 383,000 109.33 419
328
CF Industries, Inc. 12/07/23 128,000 97.47 125
124
CGG SA 11/09/21 EUR 600,000 109.03 654
602
Chase Home Lending Mortgage Trust 07/29/19 119,911 100.95 121
103
Chase Home Lending Mortgage Trust 10/30/19 72,668 100.75 73
62
Chase Home Lending Mortgage Trust 10/30/19 465,074 101.54 472
397
China Government International Bond 11/17/22 1,187,000 94.46 1,121
1,107
CHNGE Mortgage Trust 01/21/22 329,442 99.99 329
298
CHS/Community Health Systems, Inc. 01/26/21 329,000 93.82 309
257
CHS/Community Health Systems, Inc. 05/04/21 270,000 100.00 270
191
CHS/Community Health Systems, Inc. 01/20/22 160,000 100.00 160
131
CHS/Community Health Systems, Inc. 04/29/22 460,000 96.07 442
401
Churchill Downs, Inc. 04/05/24 278,000 98.09 273
271
Cidron Aida Finco SARL 03/25/21 EUR 600,000 114.16 685
607
Cidron Aida Finco SARL 03/25/21 GBP 300,000 137.38 412
354
CIFC Funding, Ltd. 12/20/21 500,000 100.00 500
500
CIFC LLC 03/18/21 1,000,000 100.00 1,000
1,004
CIM Commercial Trust Corp. 09/27/18 191,950 96.93 186
171
CIM Commercial Trust Corp. 03/22/19 37,599 101.37 38
34
CIM Commercial Trust Corp. 03/01/21 743,614 101.91 758
566
CIM Commercial Trust Corp. 03/29/21 370,495 100.38 372
282
CIM Trust 11/07/19 384,654 100.56 387
327
Citigroup Commercial Mortgage Trust 06/14/19 120,000 86.80 104
86
Citigroup Commercial Mortgage Trust 08/12/19 313,000 78.91 247
94
Citigroup Mortgage Loan Trust, Inc. 05/06/21 554,492 101.18 561
426
Citigroup Mortgage Loan Trust, Inc. 06/25/21 481,998 100.38 484
366
Citycon Treasury BV 09/18/23 EUR 330,000 86.22 285
300
Clarios Global, LP / Clarios US Finance Co. 04/05/24 271,000 100.67 273
272
Clear Channel Outdoor Holdings, Inc. 03/04/24 226,000 100.00 226
222
CLI Funding VI LLC 03/23/21 634,903 100.23 636
564
Cloud Software Group Holdings, Inc. 11/09/22 319,000 87.72 280
303
Cloud Software Group Holdings, Inc. 01/29/24 404,000 94.70 381
389
Clydesdale Acquisition Holdings, Inc. 03/30/22 179,000 100.00 179
179
Clydesdale Acquisition Holdings, Inc. 03/30/22 883,000 90.84 802
853
Codelco Metals, Inc. 09/05/23 255,000 99.89 255
247
Coinbase Global, Inc. 09/14/21 120,000 100.00 120
94
Coinbase Global, Inc. 09/14/21 243,000 94.74 230
204
Colt Merger Sub, Inc. 08/10/23 224,000 99.67 223
225
Commercial Mortgage Trust 04/28/22 1,500,000 90.69 1,360
1,409
Commerzbank AG 10/19/20 EUR 100,000 94.40 94
107
Commerzbank AG 09/28/22 EUR 364,000 94.29 343
388
Commonbond Student Loan Trust 11/27/18 55,131 100.69 55
50
Commonbond Student Loan Trust 06/02/20 74,729 99.98 75
63
Commonbond Student Loan Trust 03/10/21 224,270 100.00 224
168
Compass Group Diversified Holdings LLC 04/07/21 197,000 103.15 203
184
Comstock Resources, Inc. 05/03/23 250,000 86.20 215
228
Connect Finco SARL / Connect US Finco LLC 01/13/22 850,000 102.59 872
823
Connecticut Avenue Securities Trust 01/11/22 700,000 100.00 700
721
Consensus Cloud Solutions, Inc. 09/24/21 104,000 100.00 104
91
Consolidated Communications Holdings, Inc. 01/09/24 360,000 82.71 298
299
Consolidated Energy Finance SA 09/30/21 655,000 99.96 655
553
Consolidated Energy Finance SA 11/09/22 189,000 95.56 181
180
Constellation Automotive Financing PLC 07/16/21 GBP 360,000 137.61 495
369

See accompanying notes which are an integral part of the financial statements.
324 Opportunistic Credit Fund
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Co-operative Group Holdings, Ltd. 03/08/21 GBP 110,000 152.84 168
137
CoreLogic, Inc. 07/06/21 201,000 99.74 200
174
Coronado Finance Pty, Ltd. 05/04/21 369,000 99.56 367
382
Corp. Nacional del Cobre de Chile 12/14/22 615,000 74.60 459
361
Corp. Nacional del Cobre de Chile 01/23/24 363,000 99.94 363
363
Costa Rica Government International Bond 11/06/23 380,000 94.81 360
395
Costa Rica Government International Bond 03/14/24 200,000 103.22 206
202
Coty, Inc. 08/10/23 176,000 97.56 172
173
Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige International US
LLC 08/10/23 173,000 100.71 174
173
CPI CG, Inc. 04/07/21 180,000 102.32 184
179
CPUK Finance, Ltd. 04/01/19 GBP 275,000 128.39 353
336
CPUK Finance, Ltd. 09/08/20 GBP 150,000 129.88 195
185
CQP Holdco, LP / BIP-V Chinook Holdco LLC 05/27/21 758,000 100.00 758
697
Crown European Holdings SA 05/09/23 EUR 250,000 109.62 274
274
CSC Holdings LLC 07/06/21 973,000 88.98 866
422
CSC Holdings LLC 04/05/24 291,000 97.52 284
259
Cushman & Wakefield U.S. Borrower LLC 03/15/21 149,000 105.14 157
147
CVR Energy, Inc. 01/10/20 402,000 100.00 402
374
Danske Bank A/S 03/03/22 134,000 96.42 129
122
DaVita, Inc. 11/09/22 281,000 79.34 223
246
DB Master Finance LLC 03/20/19 382,000 100.00 382
357
DB Master Finance LLC 03/20/19 191,000 100.00 191
184
DBWF Mortgage Trust 10/25/18 1,000,000 91.08 911
858
Deutsche Telekom AG 12/09/21 EUR 600,000 107.93 648
580
Development Bank of the Republic of Belarus JSC 07/11/19 942,000 100.00 942
330
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc. 07/22/21 1,140,000 100.96 1,148
1,062
DISH DBS Corp. 11/10/21 57,000 100.00 57
39
DNB Bank ASA 12/06/23 72,000 93.16 67
67
Dominican Republic Government International Bond 07/06/23 1,306,000 100.29 1,310
1,319
Domino's Pizza Master Issuer LLC 11/06/19 912,000 100.00 912
819
Domino's Pizza Master Issuer LLC 04/08/21 583,500 100.00 583
492
Dresdner Funding Trust I 03/02/22 450,000 114.26 514
484
Dryden 30 Senior Loan Fund 10/05/18 500,000 99.38 497
492
Dufry One BV 04/15/21 EUR 150,000 119.73 180
154
Dufry One BV 09/10/21 CHF 200,000 106.36 213
209
Ecuador Government International Bond 10/12/22 685,072 38.10 261
375
Ecuador Government International Bond 05/17/23 215,870 48.53 105
152
Ecuador Government International Bond 02/29/24 245,669 48.27 119
134
EDO Sukuk, Ltd. 09/14/23 471,000 99.51 469
474
EDP - Energias de Portugal SA 04/29/22 EUR 200,000 97.58 195
206
Education Management Corp. 01/05/15 4,460,190 — 327
—
Egypt Government International Bond 04/26/23 395,000 59.37 234
327
Egypt Government International Bond 01/11/24 987,000 78.08 771
788
Egypt Government International Bond 04/15/24 200,000 76.88 154
152
Egyptian Financial Co. for Sovereign Taskeek (The) 03/07/24 200,000 104.72 209
206
El Salvador Government International Bond 09/21/22 300,000 35.22 106
236
El Salvador Government International Bond 08/08/23 150,000 71.13 107
120
Electricite de France SA 02/02/21 EUR 800,000 119.80 958
743
Electricite de France SA 07/08/22 EUR 600,000 86.62 520
580
Electricite de France SA 08/02/22 GBP 100,000 116.19 116
122
Electricite de France SA 11/28/22 GBP 200,000 102.80 206
235
Electricite de France SA 12/02/22 EUR 400,000 87.74 351
393
Electricite de France SA 04/23/24 EUR 100,000 107.16 107
106
Element Fleet Management Corp. 07/24/23 114,000 100.25 114
115
ELFI Graduate Loan Program 06/18/20 91,266 99.97 91
79
Elia Group SA 01/02/24 EUR 400,000 111.78 447
437
Ellington Financial Mortgage Trust 11/05/19 153,008 99.98 153
142
Ellington Financial Mortgage Trust 04/14/22 416,062 99.59 414
394
ELO SACA 04/02/24 EUR 100,000 103.02 103
100
ELO SACA 04/02/24 EUR 400,000 108.45 434
423
ELO SACA 04/23/24 EUR 200,000 102.70 205
204
Emerald Debt Merger Sub LLC 05/04/23 EUR 400,000 110.14 441
446
Emirates NBD Bank PJSC 09/17/19 294,000 105.30 310
291
Empresa de Transporte de Pasajeros Metro SA 06/16/17 568,000 107.21 609
477

See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 325
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Empresa Nacional del Petroleo 11/02/17 338,000 91.25 308
247
Enact Holdings, Inc. 11/13/20 141,000 102.05 144
141
Enel Finance International NV 07/24/23 67,000 104.35 70
70
Enel Finance International NV 07/24/23 131,000 91.56 120
120
Energia Group Roi Financeco DAC 07/20/23 EUR 600,000 111.56 669
661
Energias de Portugal SA 02/26/24 EUR 200,000 92.39 185
184
Energizer Holdings, Inc. 06/09/21 EUR 575,000 107.78 620
546
EP Infrastructure AS 09/20/22 EUR 200,000 71.21 142
170
EP Infrastructure AS 09/20/22 EUR 260,000 81.07 211
241
EP Infrastructure AS 04/19/23 EUR 365,000 97.21 355
357
EQM Midstream Partners, LP 06/16/20 60,000 100.00 60
60
EQM Midstream Partners, LP 01/04/21 217,000 100.00 217
201
EQM Midstream Partners, LP 01/04/21 195,000 100.00 195
178
EQM Midstream Partners, LP 05/31/22 313,000 101.09 316
328
Esab Corp. 03/25/24 379,000 100.00 379
378
Eskom Holdings SOC, Ltd. 01/28/21 616,000 99.38 612
605
Eskom Holdings SOC, Ltd. 01/30/23 305,000 92.78 283
276
Esselunga SpA 10/27/21 EUR 200,000 119.90 240
199
Eutelsat SA 11/01/23 EUR 400,000 92.61 370
352
Eutelsat SA 03/27/24 EUR 210,000 108.28 227
227
Eutelsat SA 04/05/24 EUR 300,000 81.57 245
235
Export-Import Bank of China 08/16/22 267,000 97.24 260
219
Export-Import Bank of India 06/27/22 300,000 82.65 248
242
Extended Stay America Trust 04/25/24 457,128 99.91 457
457
Fannie Mae Connecticut Avenue Securities Trust 08/04/20 111,967 97.21 109
114
Fannie Mae Connecticut Avenue Securities Trust 03/02/22 1,200,000 91.22 1,095
1,232
Fannie Mae Connecticut Avenue Securities Trust 02/06/23 1,100,000 100.00 1,100
1,160
F-Brasile SpA / F-Brasile US LLC 11/09/22 175,000 89.22 156
174
FEL Energy VI SARL 04/07/22 231,595 90.46 209
207
Ferguson PLC 12/07/23 73,000 97.70 71
70
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. 01/29/24 132,000 89.91 119
115
Finance Department Government of Sharjah 02/28/24 200,000 99.10 198
194
First Quantum Minerals, Ltd. 02/22/24 306,000 100.00 306
316
Flagstar Mortgage Trust 10/24/18 436,110 103.02 449
400
Flagstar Mortgage Trust 06/03/19 83,429 102.70 86
74
Flagstar Mortgage Trust 02/04/21 130,192 102.68 134
114
Forestar Group, Inc. 05/12/21 185,000 100.36 186
176
Fortescue Metals Group, Ltd. 11/09/22 278,000 81.65 227
245
Freddie Mac Structured Agency Credit Risk Debt Notes 02/17/21 846,918 100.00 847
868
Freddie Mac Structured Agency Credit Risk Debt Notes 01/19/23 1,200,000 98.54 1,183
1,226
Freddie Mac Structured Agency Credit Risk Debt Notes 02/03/23 1,100,000 102.11 1,123
1,151
Freddie Mac Structured Agency Credit Risk Debt Notes 03/08/23 710,733 99.38 706
714
Freddie Mac Structured Agency Credit Risk Debt Notes 09/26/23 200,000 104.89 210
213
FREMF Mortgage Trust 03/24/21 14,736,931 0.38 56
23
FREMF Mortgage Trust 03/24/21 3,675,088 0.42 15
7
FREMF Mortgage Trust 03/24/21 1,450,103 84.00 1,218
1,142
FREMF Mortgage Trust 05/10/21 5,069,973 0.25 13
13
FREMF Mortgage Trust 05/10/21 570,000 0.36 2
2
Fresenius Medical Care US Finance III, Inc. 08/03/22 165,000 85.82 142
130
Frontier Communications Corp. 11/19/20 673,000 97.90 667
619
Frontier Communications Corp. 10/05/21 153,000 100.00 153
127
Frontier Communications Corp. 04/18/23 156,000 98.12 153
158
FRR Re-REMIC Trust 09/29/21 199,998 89.00 178
186
Gabon Government International Bond 02/06/23 228,000 86.49 197
179
Gaci First Investment Co. 08/03/23 200,000 93.87 188
184
Gaci First Investment Co. 03/11/24 1,248,000 88.79 1,108
1,055
GAM Re-REMIC Trust 04/01/21 1,258,000 111.69 1,405
917
GAM Re-REMIC Trust 04/01/21 905,000 69.04 625
651
GAM Re-REMIC Trust 04/01/21 837,000 71.50 599
622
GAM Re-REMIC Trust 11/04/21 266,000 72.01 192
173
GAM Re-REMIC Trust 11/04/21 316,000 86.95 275
293
GAM Re-REMIC Trust 11/04/21 796,000 87.50 696
715
GAM Re-REMIC Trust 11/04/21 384,000 87.63 336
357
GAM Re-REMIC Trust 11/04/21 316,000 89.72 283
296
GAM Re-REMIC Trust 11/04/21 415,000 91.11 378
319

See accompanying notes which are an integral part of the financial statements.
326 Opportunistic Credit Fund
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
GAM Re-REMIC Trust 11/04/21 312,000 93.44 292
271
GAM Re-REMIC Trust 01/25/22 1,500,000 77.25 1,159
1,120
GAM Re-REMIC Trust 01/25/22 1,000,000 78.77 787
766
GAM Re-REMIC Trust 01/28/22 433,000 81.60 353
334
GAM Re-REMIC Trust 01/28/22 251,000 85.38 214
224
GAM Re-REMIC Trust 01/28/22 251,000 87.49 220
227
GAM Re-REMIC Trust 01/28/22 246,000 87.59 215
234
GAM Re-REMIC Trust 01/28/22 635,000 88.85 564
511
GAM Re-REMIC Trust 01/28/22 199,000 89.20 178
189
GAM Re-REMIC Trust 01/28/22 246,000 90.12 222
236
Gartner, Inc. 02/18/21 190,000 103.84 197
179
Gazprom OAO Via Gaz Capital SA 08/17/16 1,000,000 113.12 1,131
783
Genting New York LLC 10/05/21 282,000 100.04 282
270
Georgian Railway JSC 04/07/22 385,000 90.40 348
345
Getty Images, Inc. 06/12/23 1,000,000 100.00 1,000
1,001
GFL Environmental, Inc. 10/12/21 188,000 101.07 190
173
GFL Environmental, Inc. 01/29/24 59,000 97.80 58
57
GGAM Finance, Ltd. 12/27/23 925,000 102.51 948
948
Ghana Government International Bond 10/07/15 250,000 100.00 250
163
Ghana Government International Bond 10/11/22 649,000 39.38 256
314
GKN Holdings, Ltd. 10/27/21 GBP 200,000 145.15 290
207
Global Aircraft Leasing Co., Ltd. 07/26/19 2,417,129 98.99 2,393
2,287
Global Infrastructure Solutions, Inc. 01/10/24 822,000 90.93 747
739
Global Net Lease, Inc. 01/28/21 649,000 96.84 619
553
Global Partners, LP / GLP Finance Corp. 01/03/24 141,000 100.00 141
144
goeasy, Ltd. 05/12/21 187,000 100.63 188
180
GoodLeap Sustainable Home Solutions Trust 06/09/21 1,127,426 99.96 1,127
861
Graham Packaging Co., Inc. 11/10/22 1,000,000 86.99 870
903
Graphic Packaging International LLC 07/06/21 244,000 100.85 246
221
Gray Oak Pipeline LLC 12/07/23 23,000 95.41 22
22
Gray Television, Inc. 10/26/21 508,000 100.00 508
305
Gray Television, Inc. 02/07/24 194,000 93.96 182
177
Great Wolf Trust 04/26/24 500,000 99.75 499
499
Greenland Global Investment, Ltd. 01/10/18 457,000 96.39 440
37
Greenland Global Investment, Ltd. 09/07/21 817,152 83.60 683
65
Grifols Escrow Issuer SA 09/28/21 EUR 400,000 109.86 439
337
GrubHub, Inc. 10/12/21 186,000 101.95 190
166
Grupo Bimbo SAB de CV 12/07/23 49,000 89.01 44
42
GS Mortgage Securities Trust 08/01/19 888,647 105.66 939
788
GS Mortgage Securities Trust 03/12/21 773,212 101.35 784
588
GS Mortgage Securities Trust 05/14/21 369,751 96.82 358
279
GS Mortgage Securities Trust 06/03/21 888,216 103.76 922
728
GS Mortgage Securities Trust 06/15/21 813,105 100.50 817
618
GS Mortgage Securities Trust 06/15/21 800,000 100.88 807
537
GS Mortgage Securities Trust 09/22/21 984,300 100.86 993
747
GS Mortgage Securities Trust 12/06/21 467,253 96.53 451
350
GS Mortgage Securities Trust 01/10/22 879,438 97.42 857
667
GS Mortgage Securities Trust 03/08/23 500,000 99.80 499
501
Guatemala Government International Bond 06/06/23 228,000 100.00 228
223
Guatemala Government International Bond 04/24/24 247,000 94.52 233
233
Harvest Midstream I, LP 08/05/20 1,206,000 101.56 1,225
1,209
Hawaii Hotel Trust 01/23/24 500,000 98.52 493
495
Hawaiian Brand Intellectual Property, Ltd. / HawaiianMiles Loyalty, Ltd. 01/28/21 846,000 96.67 829
793
Hazine Mustesarligi Varlik Kiralama AS 11/07/23 1,008,000 100.96 1,018
1,060
Hazine Mustesarligi Varlik Kiralama AS 04/02/24 200,000 105.81 212
210
HBOS PLC 12/06/23 27,000 95.03 26
25
HC2 Holdings, Inc. 03/03/21 263,000 100.01 263
194
Helios Issuer LLC 10/26/18 599,591 99.98 599
511
Helios Issuer LLC 10/26/18 808,037 99.98 808
679
Helios Issuer LLC 06/15/20 343,319 99.99 343
312
Herbalife Nutrition, Ltd. 08/22/23 242,000 97.49 236
232
Herbalife Nutrition, Ltd. 01/17/24 166,000 102.45 170
127
High Ridge Brands Co. 10/30/20 970,000 — —
—
Highlands Holdings Bond Issuer, Ltd. 10/23/20 1,567,325 100.64 1,577
1,566
Hilcorp Energy I, LP / Hilcorp Finance Co. 05/03/23 258,000 92.20 238
246

See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 327
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
HLF Financing SARL LLC / Herbalife International, Inc. 05/03/23 959,000 77.27 732
563
HLF Financing SARL LLC / Herbalife International, Inc. 04/05/24 595,000 97.32 579
568
Holdco LLC 07/25/22 657,000 87.41 574
610
Hologic, Inc. 01/28/21 183,000 103.89 190
174
Howard Hughes Corp. (The) 02/18/21 252,000 104.04 262
237
HTA Group, Ltd. 05/03/23 183,000 96.18 176
182
Huarong Finance 2017 Co., Ltd. 06/08/21 200,000 85.11 170
186
Hungary Government International Bond 12/09/22 796,000 62.43 497
471
Hungary Government International Bond 07/19/23 675,000 101.99 688
682
Hungary Government International Bond 01/03/24 302,000 97.92 296
282
IHO Verwaltungs GmbH 03/24/23 EUR 150,000 106.68 160
172
Iliad SA 03/01/23 EUR 300,000 103.79 311
327
IMA Industria Macchine Automatiche SpA 04/11/24 EUR 230,000 107.26 247
248
Imperial Fund Mortgage Trust 04/14/22 406,926 99.99 407
386
INEOS Finance PLC 03/21/23 EUR 100,000 106.60 107
109
Infraestructura Energetica Nova SAPI de CV 06/03/22 76,000 95.01 72
70
InRetail Consumer 02/07/24 97,000 90.00 87
86
Instituto Costarricense de Electricidad 02/07/18 561,000 81.87 459
489
International Airport Finance SA 01/11/22 16,190 107.85 17
17
International Bank of Azerbaijan OJSC 02/12/20 200,000 99.76 200
194
International Consolidated Airlines Group SA 04/20/22 EUR 200,000 96.45 193
197
International Flavors & Fragrances, Inc. 02/07/23 129,000 94.56 122
121
Intesa Sanpaolo SpA 09/02/21 290,000 104.27 302
209
Intesa Sanpaolo SpA 09/21/22 EUR 310,000 96.73 300
329
Intesa Sanpaolo SpA 12/06/23 37,000 92.34 34
34
INTOWN Mortgage Trust 11/01/23 500,000 99.97 500
503
IQVIA, Inc. 12/09/19 260,000 102.64 267
251
Iron Mountain, Inc. 05/12/21 193,000 101.39 196
178
ITC Holdings Corp. 04/16/24 127,000 98.13 125
124
Ithaca Energy North Sea PLC 08/16/21 171,000 100.03 171
172
ITT Holdings LLC 06/23/21 480,000 99.95 480
434
Ivory Coast Government International Bond 01/23/24 350,000 98.12 343
334
J.G. Wentworth XLII LLC 10/02/18 446,312 99.97 446
391
JB Poindexter & Co., Inc. 12/07/23 649,000 100.55 653
663
JDE Peet's NV 12/07/23 78,000 90.16 70
70
Jefferson Capital Holdings LLC 07/28/21 763,000 99.25 757
750
Jefferson Capital Holdings LLC 01/30/24 351,000 100.00 351
357
Jersey Central Power & Light Co. 07/24/23 77,000 97.81 75
75
Jordan Government International Bond 04/04/23 172,000 98.99 170
169
Jordan Government International Bond 01/17/24 264,000 98.93 261
260
JPMorgan Commercial Mortgage Securities Trust 03/04/22 128,925 98.83 127
125
JPMorgan Mortgage Trust 12/06/18 760,415 90.60 689
651
JPMorgan Mortgage Trust 01/18/19 25,689 99.93 26
23
JPMorgan Mortgage Trust 03/22/19 20,545 101.05 21
19
JPMorgan Mortgage Trust 01/24/20 336,553 104.03 350
286
JPMorgan Mortgage Trust 01/28/20 57,997 101.63 59
50
JPMorgan Mortgage Trust 01/30/20 356,491 101.02 360
290
JPMorgan Mortgage Trust 06/02/20 149,884 101.90 153
127
JPMorgan Mortgage Trust 07/15/20 652,916 103.66 677
621
JPMorgan Mortgage Trust 07/21/20 411,868 106.61 439
341
JPMorgan Mortgage Trust 08/20/20 249,839 105.16 263
218
JPMorgan Mortgage Trust 10/28/20 167,909 102.99 173
138
JPMorgan Mortgage Trust 11/10/20 66,164 102.66 68
57
JPMorgan Mortgage Trust 12/07/20 53,061 103.89 55
51
JPMorgan Mortgage Trust 01/19/21 301,467 103.15 311
229
JPMorgan Mortgage Trust 05/21/21 222,691 100.96 225
169
JPMorgan Mortgage Trust 04/27/22 439,693 90.78 399
349
JPMorgan Mortgage Trust 09/21/23 991,642 91.79 910
948
JPMorgan Mortgage Trust 09/21/23 703,815 97.63 687
691
JPMorgan Mortgage Trust 04/17/24 1,000,000 99.70 997
993
Kaixo Bondco Telecom SA 10/05/21 EUR 775,000 92.93 720
792
KAR Auction Services, Inc. 01/29/24 177,000 99.20 176
174
Kazakhstan Government International Bond 09/20/22 281,000 79.35 223
259
KazMunayGas National Co. JSC 10/19/18 216,000 83.92 181
178
KazMunayGas National Co. JSC 12/01/23 338,000 94.90 321
315

See accompanying notes which are an integral part of the financial statements.
328 Opportunistic Credit Fund
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
KBC Groep NV 02/07/24 131,000 101.24 133
130
KCA Deutag UK Finance PLC 10/26/20 592,645 100.67 597
596
Kennedy Wilson Europe Real Estate, Ltd. 03/26/24 EUR 200,000 103.37 207
201
Kenya Government International Bond 02/12/24 331,000 97.33 322
331
KeySpan Gas East Corp. 07/24/23 82,000 93.12 76
76
Khazanah Global Sukuk Bhd 07/19/23 326,000 100.00 326
317
Kinross Gold Corp. 06/26/23 800,000 98.80 790
813
Kondor Finance PLC 01/28/21 701,000 97.74 685
455
KSL Commercial Mortgage Trust 12/04/23 600,000 99.76 599
601
LABL, Inc. 04/05/24 197,000 98.83 195
194
Ladder Capital Finance Holdings LLLP 01/06/21 147,000 100.05 147
145
Lamar Funding, Ltd. 06/14/17 490,000 99.22 486
476
Lamb Weston Holdings, Inc. 11/02/21 202,000 100.22 202
175
Landsea Homes Corp. 03/19/24 1,139,000 100.00 1,139
1,118
LCM 28, Ltd. 10/16/18 500,000 100.00 500
498
LCPR Senior Secured Financing Designated Acitivity Co. 10/22/19 381,000 101.05 385
353
Lebanon Government International Bond 02/14/19 500,000 95.86 479
31
Lebanon Government International Bond 10/31/22 1,158,000 7.32 85
74
Level 3 Financing, Inc. 03/31/23 315,000 100.75 317
312
Level 3 Financing, Inc. 01/26/24 1,657,000 103.45 1,707
1,691
Liberty Mutual Group, Inc. 05/03/22 51,000 127.94 65
53
Libra Groupco SpA 01/25/22 EUR 450,000 113.51 511
470
Life Time, Inc. 04/21/23 906,000 98.52 893
908
Life Time, Inc. 07/28/23 200,000 98.68 197
198
LifePoint Health, Inc. 07/31/23 995,000 100.20 997
1,036
LifePoint Health, Inc. 09/29/23 712,000 100.00 712
758
Live Nation Entertainment, Inc. 04/08/20 785,000 97.12 762
740
LPL Holdings, Inc. 12/06/23 68,000 95.66 65
65
Lumen Technologies, Inc. 05/03/23 245,000 75.19 184
136
LYB Finance Co. BV 12/07/23 77,000 106.30 82
81
Macquarie Airfinance Holdings, Ltd. 09/11/23 261,000 100.00 261
273
Madison IAQ LLC 04/05/24 190,000 90.48 172
176
Madison Park Funding XXXI, Ltd. 11/08/18 250,000 100.00 250
250
Magic Mergeco, Inc. 04/05/24 148,000 75.85 112
108
Mahle GmbH 04/24/24 EUR 250,000 107.00 267
267
Maison Finco PLC 10/06/21 GBP 365,000 135.89 496
420
Mangrove LuxCo III SARL 11/15/19 EUR 417,500 110.40 461
440
Marks & Spencer PLC 09/27/18 111,000 107.67 119
113
Marks & Spencer PLC 04/05/23 GBP 210,000 115.11 242
251
MasTec, Inc. 06/27/22 1,270,000 93.17 1,183
1,185
Mattamy Group Corp. 04/29/20 620,000 92.71 575
555
Mattel, Inc. 07/24/23 125,000 95.06 119
119
Mauser Packaging Solutions Holding Co. 11/01/22 807,000 93.49 754
791
Mauser Packaging Solutions Holding Co. 01/30/23 542,000 100.00 542
552
Mauser Packaging Solutions Holding Co. 08/10/23 248,000 99.69 247
249
mBank SA 07/03/23 EUR 200,000 89.79 180
192
Medline Borrower, LP 04/20/22 164,000 92.50 152
147
Medline Borrower, LP 05/03/23 167,000 87.48 146
155
Mello Mortgage Capital Acceptance 01/24/20 870,032 104.81 912
775
Mexico City Airport Trust 01/28/21 225,000 100.61 226
185
MF1 Multifamily Housing Mortgage Trust 02/13/23 500,000 93.97 470
476
MHC Commercial Mortgage Trust 12/12/23 335,551 97.18 326
333
MHP 07/26/22 500,000 93.65 468
495
MHP 03/26/24 273,484 99.39 272
271
Midcap Financial Issuer Trust 04/21/21 333,000 101.00 336
301
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp. 07/06/22 590,000 87.07 514
538
MISC Capital Two Labuan, Ltd. 10/03/23 125,000 93.23 117
118
Mohegan Tribal Finance Authority Revenue Bonds 02/14/23 203,000 104.80 213
224
Molina Healthcare, Inc. 05/28/20 164,000 100.00 164
152
Molina Healthcare, Inc. 06/09/21 203,000 102.20 207
176
Mongolia Government International Bond 11/29/23 200,000 100.23 200
202
Monitchem HoldCo 3 SA 04/20/23 EUR 245,000 109.64 269
266
Morgan Stanley Bank of America Merrill Lynch Trust 08/01/19 250,000 94.16 235
201
Morgan Stanley Capital I Trust 06/05/19 377,000 87.87 331
279
Morgan Stanley Residential Mortgage Loan Trust 04/29/24 500,000 103.79 519
519

See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 329
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Morocco Government International Bond 04/02/24 200,000 100.69 201
198
Morocco Government International Bond 04/02/24 200,000 67.96 136
131
Mosaic Solar Loan Trust 11/27/18 61,912 98.53 61
54
Mosaic Solar Loan Trust 11/27/18 161,490 99.05 160
147
Mosaic Solar Loan Trust 06/12/20 209,848 99.98 210
179
Mosaic Solar Loan Trust 03/10/21 601,929 99.46 599
461
Mosaic Solar Loan Trust 03/24/21 238,044 100.14 238
193
Mosaic Solar Loan Trust 06/15/21 361,258 99.54 360
267
Motion Bondco Designated Activity Co. 09/13/21 EUR 200,000 113.48 227
201
MPH Acquisition Holdings LLC 05/03/23 167,000 79.88 133
136
MRCD Mortgage Trust 12/05/19 120,000 96.08 115
73
MTR Corp., Ltd. 07/26/22 289,000 88.20 255
234
Mundys SpA 12/17/21 EUR 375,000 101.25 380
374
MVM Energetika Zrt. 01/23/24 435,000 103.50 450
447
Nabors Industries, Inc. 01/07/20 476,000 95.53 455
471
Nabors Industries, Inc. 01/07/20 163,000 97.43 159
155
Nabors Industries, Inc. 11/29/21 356,000 99.04 353
353
Nakilat, Inc. 06/15/17 308,096 110.42 340
317
National Bank of Fujairah PJSC 07/21/21 200,000 105.06 210
198
Nationstar Mortgage Holdings, Inc. 01/28/21 148,000 102.83 152
145
Navient Private Education Refi Loan Trust 11/03/20 148,625 99.99 149
136
Navient Private Education Refi Loan Trust 01/19/21 450,000 99.96 450
320
Neiman Marcus Group, Inc. 01/29/24 130,000 97.86 127
129
Neuberger Berman CLO, Ltd. 03/24/21 500,000 100.00 500
498
New Enterprise Stone & Lime Co., Inc. 09/29/21 459,000 100.00 459
431
New Enterprise Stone & Lime Co., Inc. 09/29/21 575,000 105.80 608
588
New Fortress Energy, Inc. 01/29/24 121,000 96.75 117
116
New York State Electric & Gas Corp. 10/17/23 99,000 93.01 92
92
News Corp. 05/12/21 193,000 100.62 194
174
Nexi SpA 01/31/24 EUR 400,000 96.16 385
381
NGG Finance PLC 11/09/21 EUR 600,000 93.95 564
584
NGG Finance PLC 10/03/23 GBP 100,000 116.07 116
123
NGL Energy Operating LLC 01/25/24 300,000 100.00 300
305
NGL Energy Operating LLC 01/25/24 530,000 100.00 530
539
NGPL PipeCo LLC 03/03/22 112,000 130.19 146
122
Nigeria Government International Bond 10/13/22 811,000 72.80 590
673
Nigeria Government International Bond 02/16/23 391,000 84.87 332
370
Nobian Finance BV 06/24/21 EUR 250,000 119.34 298
258
nogaholding Sukuk, Ltd. 07/21/21 247,000 103.38 255
234
Novelis Sheet Ingot GmbH 03/24/21 EUR 100,000 118.14 118
100
Ocado Group PLC 03/30/23 GBP 800,000 107.30 858
869
Ocado Group PLC 08/01/23 GBP 400,000 104.03 416
379
OCP CLO, Ltd. 04/26/22 500,000 100.00 500
501
OCP SA 07/21/21 326,000 117.04 378
300
OCP SA 04/24/24 296,000 97.26 288
288
Octagon Investment Partners 11, Ltd. 02/09/23 1,000,000 98.19 982
1,004
Octagon Loan Funding, Ltd. 03/27/19 250,000 98.71 247
248
OHA Credit Partners XIV, Ltd. 03/22/19 500,000 98.05 490
498
OI European Group BV 05/12/23 EUR 255,000 108.51 277
283
Oil and Gas Holding Co. BSCC (The) 06/18/20 340,000 105.15 357
342
Olympus Water US Holding Corp. 09/21/21 EUR 170,000 117.30 199
158
Olympus Water US Holding Corp. 01/15/24 EUR 200,000 101.83 204
197
Oman Government International Bond 10/26/22 1,114,000 101.22 1,128
1,137
OmGrid Funding, Ltd. 10/05/17 277,000 100.19 277
269
Onslow Bay Financial LLC 01/15/20 104,860 101.58 107
89
Onslow Bay Financial LLC 04/29/22 1,100,000 96.87 1,066
978
Onslow Bay Financial LLC 02/16/23 440,742 96.17 424
409
Ontario Gaming GTA LP 07/20/23 938,000 100.91 945
952
Ooredoo QPSC 12/14/22 268,000 95.12 255
238
Open Text Corp. 01/28/21 244,000 101.43 247
223
Open Text Holdings, Inc. 08/16/21 235,000 103.18 242
206
OQ SAOC 07/21/21 443,000 100.22 444
429
Orange SA 07/18/23 EUR 700,000 110.71 775
777
Orsted A/S 02/27/24 EUR 500,000 109.97 550
541
Oschadbank Via SSB #1 PLC 09/02/15 75,000 84.93 64
70

See accompanying notes which are an integral part of the financial statements.
330 Opportunistic Credit Fund
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Pakistan Government International Bond 02/06/24 200,000 64.78 130
152
Pakistan Government International Bond 03/21/24 267,000 89.15 238
231
Pakistan Water and Power Development Authority 08/25/21 765,000 78.04 597
559
Palmer Square CLO, Ltd. 03/19/24 1,250,000 100.00 1,250
1,250
Paraguay Government International Bond 06/28/23 320,000 99.99 320
309
Paraguay Government International Bond 04/02/24 200,000 99.60 199
193
PECF USS Intermediate Holding III Corp. 11/04/21 446,000 73.80 329
195
Pennsylvania Electric Co. 07/24/23 76,000 99.07 75
75
Penske Truck Leasing Co., LP / PTL Finance Corp. 12/07/23 66,000 93.40 62
61
Performance Food Group Co. 03/03/21 240,000 103.20 248
232
Perusahaan Perseroan (Persero) PT Perusahaan Listrik Negara 03/19/19 245,000 108.46 266
236
Petroleos de Venezuela SA 02/29/24 948,730 11.35 108
115
Petroleos del Peru SA 10/05/17 1,332,000 79.99 1,105
817
Petroleos Mexicanos 07/11/19 597,000 79.86 477
359
Petroleos Mexicanos 10/19/20 EUR 545,000 106.37 580
495
Petroleos Mexicanos 09/19/23 EUR 200,000 92.90 186
189
Petroleos Mexicanos 04/23/24 GBP 150,000 116.04 174
173
Petronas Capital, Ltd. 09/20/22 1,874,000 86.00 1,612
1,515
Petronas Capital, Ltd. 10/31/23 400,000 60.73 243
254
PetSmart LLC 01/29/21 817,000 99.44 812
777
Pike Corp. 09/13/21 991,000 94.39 935
939
PRA Group, Inc. 11/09/21 991,000 94.45 936
820
PRA Group, Inc. 02/14/23 200,000 100.51 201
195
PRA Health Sciences, Inc. 01/08/24 45,000 93.99 42
42
Prestige Brands Holdings, Inc. 04/05/24 227,000 97.02 220
218
Primose Funding LLC 03/30/21 965,000 101.83 983
917
PROG Holdings, Inc. 11/10/21 770,000 100.04 770
709
ProGroup AG 03/20/24 EUR 250,000 109.21 273
267
Prosus NV 12/02/20 142,000 106.20 151
122
Provident Funding Associates, LP / PFG Finance Corp. 02/14/23 195,000 95.25 186
188
PTC, Inc. 03/03/21 157,000 102.10 160
145
PTTEP Canada International Finance, Ltd. 06/15/17 370,000 124.98 462
392
Qatar Government International Bond 02/16/23 1,301,000 99.75 1,298
1,275
Qatar Government International Bond 02/28/23 274,000 95.45 262
242
Qatar Petroleum 07/26/22 573,000 90.45 518
466
RAC Bond Co. PLC 10/21/21 GBP 435,000 137.88 600
512
Radiology Partners, Inc. 11/19/21 1,133,526 95.00 1,077
1,046
Radnor RE, Ltd. 06/18/21 450,988 100.00 451
455
Railworks Holdings, LP / Railworks Rally, Inc. 11/04/21 639,000 95.90 613
638
RCKT Mortgage Trust 02/06/20 191,380 100.70 193
156
ReadyCap Commercial Mortgage Trust 11/01/19 270,000 102.05 276
250
Regal Rexnord Corp. 01/13/23 895,000 101.00 904
902
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc. 07/25/23 33,000 93.76 31
33
Reliance Industries, Ltd. 02/07/24 139,000 96.25 134
131
Renault SA 10/19/20 EUR 260,000 115.34 300
265
Renault SA 03/21/22 EUR 100,000 105.66 106
101
Renault SA 01/30/23 EUR 200,000 104.98 210
206
Republic of Azerbaijan Government International Bond 09/21/22 384,000 84.65 325
317
Republic of Kenya Government International Bond 04/02/24 200,000 101.63 203
200
Republic of Uzbekistan Government International Bond 02/07/24 209,000 80.93 169
166
Resorts World Las Vegas LLC / RWLV Capital, Inc. 09/03/21 582,000 90.91 529
517
Resorts World Las Vegas LLC / RWLV Capital, Inc. 03/02/22 101,000 93.17 94
86
Resorts World Las Vegas LLC / RWLV Capital, Inc. 11/09/22 183,000 72.64 133
162
RFM Re-REMIC Trust 08/03/22 560,000 78.02 437
433
RFM Re-REMIC Trust 08/03/22 1,430,000 79.82 1,141
1,218
RFM Re-REMIC Trust 08/03/22 450,000 82.33 370
372
RFM Re-REMIC Trust 08/03/22 1,830,000 85.03 1,556
1,542
RFM Re-REMIC Trust 08/03/22 1,210,000 86.52 1,047
1,032
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. 04/21/22 310,000 87.70 272
263
Rockies Express Pipeline LLC 05/06/20 373,000 93.79 350
336
Rockies Express Pipeline LLC 02/02/22 357,000 101.46 362
339
Rockies Express Pipeline LLC 01/02/24 115,000 97.37 112
111
Rockies Express Pipeline LLC 04/02/24 665,000 93.08 619
611
Rogers Communications, Inc. 05/02/23 729,000 94.14 686
693
Roller Bearing Co. of America, Inc. 01/11/22 199,000 101.65 202
180

See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 331
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Rolls-Royce PLC 03/01/23 886,000 96.46 855
851
Romania Government International Bond 01/05/23 298,000 99.39 296
307
Romania Government International Bond 11/30/23 46,000 103.80 48
47
Romania Government International Bond 01/23/24 302,000 99.18 300
295
Romania Government International Bond 01/23/24 218,000 99.49 217
213
Romania Government International Bond 02/12/24 458,000 69.72 319
306
Romania Government International Bond 04/02/24 84,000 100.74 85
82
Romania Government International Bond 04/02/24 74,000 99.68 74
72
Royal Caribbean Cruises, Ltd. 08/11/21 486,000 100.00 486
477
Royal Caribbean Cruises, Ltd. 01/04/22 508,000 96.40 490
494
Royal Caribbean Cruises, Ltd. 03/30/23 327,000 89.52 293
318
RR Donnelley & Sons Co. 08/10/23 175,000 100.30 176
191
RZD Capital PLC 08/04/21 RUB 115,000,000 — 2,048
—
SA Global Sukuk, Ltd. 12/14/22 627,000 89.49 561
525
Sabre GLBL, Inc. 01/11/24 408,000 91.53 373
361
Sani/Ikos Financial Holdings 1 SARL 01/31/24 EUR 300,000 105.58 317
312
Saudi Arabian Oil Co. 12/14/22 619,000 93.12 576
521
Saudi Electricity Global Sukuk Co. 05/09/19 501,000 107.59 537
475
Saudi Government International Bond 01/08/24 1,327,000 99.19 1,316
1,279
Schaeffler AG 03/23/23 EUR 220,000 102.75 226
228
Sealed Air Corp. 10/26/16 497,000 104.41 519
500
Seaspan Corp. 07/09/21 1,189,000 92.37 1,098
1,023
Senegal Government International Bond 07/31/19 250,000 96.81 242
183
Sequoia Mortgage Trust 09/17/19 55,597 101.65 56
50
Sequoia Mortgage Trust 10/08/19 54,793 101.26 55
47
Sequoia Mortgage Trust 11/14/19 846,962 102.73 870
721
Sequoia Mortgage Trust 06/22/22 485,871 84.31 410
375
Serbia Government International Bond 04/04/24 200,000 101.72 203
200
Singapore Telecommunications, Ltd. 06/09/22 218,000 122.19 266
246
Sirius XM Radio, Inc. 01/11/22 229,000 99.29 227
213
Sirius XM Radio, Inc. 05/03/23 83,000 90.03 75
77
SK Hynix, Inc. 07/24/23 101,000 92.56 93
94
SMRT Trust 05/02/22 1,400,000 97.26 1,362
1,302
Societe Generale SA 07/24/23 95,000 90.29 86
87
SoFi Professional Loan Program LLC 10/30/18 400,000 95.85 383
357
SoFi Professional Loan Program LLC 10/30/18 354,190 96.20 341
342
SoFi Professional Loan Program LLC 03/26/19 600,000 99.98 600
515
SoFi Professional Loan Program LLC 08/06/19 1,000,000 99.96 1,000
825
SoFi Professional Loan Program Trust 11/27/18 424,000 97.57 414
385
SoFi Professional Loan Program Trust 03/15/19 850,000 100.35 853
765
SoFi Professional Loan Program Trust 05/14/20 600,000 99.94 600
478
SoFi Professional Loan Program Trust 08/30/21 43,000 1,688.11 726
205
Sonic Capital LLC 01/15/20 529,833 100.00 530
498
Sonic Capital LLC 07/29/21 584,500 100.00 584
459
Sound Point CLO, Ltd. 03/24/21 500,000 100.00 500
502
Spirit AeroSystems, Inc. 01/24/24 777,000 105.26 818
860
Sri Lanka Government International Bond 02/22/23 811,000 43.22 350
459
SRS Distribution, Inc. 04/05/24 246,000 100.32 247
245
Standard Chartered PLC 10/14/16 415,000 122.61 507
420
Standard Chartered PLC 07/24/23 130,000 91.54 119
120
Standard Industries, Inc. 10/19/20 EUR 288,000 102.50 295
290
Standard Industries, Inc. 04/21/22 314,000 90.81 285
278
Staples, Inc. 02/16/21 408,000 97.79 404
394
Staples, Inc. 04/19/21 358,000 101.60 364
329
Starwood Property Trust, Inc. 01/11/22 231,000 99.50 230
214
State Oil Co. of Azerbaijan Republic 10/05/17 233,000 105.57 246
235
Stericycle, Inc. 01/28/21 163,000 101.79 166
145
Sugarhouse HSP Gaming Prop Mezz, LP / Sugarhouse HSP Gaming Finance
Corp. 11/29/21 833,000 98.39 820
826
Summer (BC) Holdco A SARL 11/09/20 EUR 360,421 112.28 405
367
Sunnova Helios Issuer LLC 11/20/20 314,550 99.97 314
246
Sunnova Sol III Issuer LLC 06/11/21 743,109 99.96 743
598
Sunrun Xanadu Issuer 05/31/19 383,234 99.99 383
352
Superior Plus Corp. 05/11/22 373,000 92.21 344
337
Suzano Austria GmbH 01/08/24 74,000 100.83 75
74

See accompanying notes which are an integral part of the financial statements.
332 Opportunistic Credit Fund
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Symphony CLO XIX, Ltd. 03/21/19 500,000 97.53 488
497
Tacora Resources, Inc. 11/09/22 399,000 88.98 355
196
Talen Energy Supply LLC 04/28/23 793,000 100.69 798
839
Tallgrass Energy Partners, LP / Tallgrass Energy Finance Corp. 01/16/24 313,000 100.00 313
313
TC Ziraat Bankasi AS 05/06/22 617,000 94.38 582
599
TC Ziraat Bankasi AS 04/24/24 268,000 100.00 268
269
TCW CLO, Ltd. 09/24/21 300,000 100.00 300
301
Techem Verwaltungsgesellschaft 674 mbH 07/19/18 EUR 241,779 113.26 274
258
Teleflex, Inc. 01/28/21 156,000 103.20 161
144
Telefonica Europe BV 04/29/22 EUR 200,000 95.27 191
200
Telefonica Europe BV 01/26/23 EUR 600,000 108.25 650
663
Telefonica SA 11/24/22 EUR 300,000 87.39 262
293
Teva Pharmaceutical Finance Netherlands II BV 06/02/23 EUR 250,000 95.14 238
247
Teva Pharmaceutical Finance Netherlands II BV 10/25/23 EUR 360,000 84.47 304
335
Texas Eastern Transmission, LP 12/05/19 74,000 101.74 75
69
Titan Holdings II BV 07/01/21 EUR 1,000,000 97.01 970
944
TKC Holdings, Inc. 04/05/24 232,000 97.07 225
219
Topaz Solar Farms LLC 04/02/24 361,000 99.95 361
357
Transnet SOC, Ltd. 01/30/23 365,000 100.00 365
359
Transnet SOC, Ltd. 10/17/23 352,000 95.74 337
346
Transocean Poseidon, Ltd. 04/26/21 4,725 97.06 5
5
Transocean Titan Financing, Ltd. 01/09/23 153,000 100.00 153
157
Transocean, Inc. 06/29/21 79,000 90.68 72
79
Transocean, Inc. 01/17/23 337,500 100.00 337
352
Transocean, Inc. 04/11/24 467,000 100.00 467
464
Transocean, Inc. 04/11/24 467,000 100.00 467
465
Travelex Issuerco, Ltd. 08/06/20 GBP 2,288,206 127.27 2,912
3,360
Trinidad & Tobago Government International Bond 09/11/23 310,000 99.32 308
306
Trinidad Generation UnLtd 08/16/19 468,000 101.36 474
452
Triton Container International, Ltd. 02/19/21 368,958 99.83 368
319
Triumph Group, Inc. 02/28/23 339,000 99.92 339
351
TUI Cruises GmbH 04/10/24 EUR 150,000 107.44 161
161
Turkiye Ihracat Kredi Bankasi AS 07/21/21 449,000 97.68 439
437
Turkiye Varlik Fonu Yonetimi AS 04/18/24 397,000 101.10 401
401
TVL Finance PLC 04/21/23 GBP 100,000 122.96 123
129
Uber Technologies, Inc. 08/10/23 188,000 92.83 175
175
UBS Bank of America Merrill Lynch Mortgage Trust 11/06/18 2,600,000 84.00 2,184
2,118
UBS Group AG 07/24/23 131,000 90.73 119
121
UGI International LLC 08/31/23 EUR 750,000 90.99 682
722
UKG, Inc. 01/30/24 707,000 100.00 707
708
Ukraine Government International Bond 04/23/15 195,000 43.17 84
103
Ukraine Government International Bond 04/07/21 2,023,000 77.47 1,567
497
Ukraine Railways Via Rail Capital Markets PLC 06/17/20 324,000 100.95 327
200
UniCredit SpA 05/08/20 205,000 104.88 215
207
UniCredit SpA 09/20/21 126,000 100.94 127
120
UniCredit SpA 04/02/24 339,000 97.58 331
328
United Group BV 01/23/20 EUR 300,000 110.56 332
299
United Group BV 01/26/21 EUR 100,000 121.13 121
102
United Group BV 07/20/21 EUR 300,000 117.83 353
305
United Wholesale Mortgage LLC 01/29/24 235,000 99.26 233
231
Uniti Group, LP / Uniti Group Finance, Inc. / CSL Capital LLC 06/09/21 362,000 100.61 364
291
Univision Communications, Inc. 04/21/22 147,000 101.14 149
142
Univision Communications, Inc. 08/10/23 149,000 100.37 150
149
US Foods, Inc. 03/03/21 253,000 101.09 256
236
UWM Mortgage Trust 05/27/21 762,346 100.49 766
580
Uzbek Industrial and Construction Bank 06/07/21 272,000 101.18 275
266
Uzbekneftegaz JSC 01/23/24 201,000 83.94 169
168
Valeo SA 09/28/21 EUR 200,000 110.40 221
205
Valeo SA 09/18/23 EUR 200,000 103.81 208
207
Var Energi ASA 07/24/23 111,000 103.54 115
116
Var Energi ASA 11/08/23 EUR 500,000 110.47 552
571
Venezuela Government International Bond 03/19/24 681,700 16.51 113
130
Venture 33 CLO, Ltd. 02/11/21 1,000,000 100.00 1,000
987
Venture Global Calcasieu Pass LLC 07/29/21 236,000 100.00 236
209
Venture Global Calcasieu Pass LLC 07/29/21 567,000 97.22 550
495

See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 333
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Venture Global Calcasieu Pass LLC 11/17/21 470,000 100.00 470
386
Venture Global LNG, Inc. 04/05/24 32,000 101.94 33
33
Veolia Environnement SA 06/01/23 EUR 200,000 93.97 188
199
Verisure Holding AB 01/23/23 EUR 175,000 108.67 190
194
Verisure Midholding AB 01/15/21 EUR 625,000 120.79 755
642
Veritas US, Inc. / Veritas Bermuda, Ltd. 08/13/20 776,000 100.14 777
706
Verus Securitization Trust 02/08/21 1,000,000 99.99 1,000
729
Verus Securitization Trust 06/22/22 482,694 88.42 427
399
VICI Properties, Inc. 07/06/22 126,000 93.86 118
120
Videotron, Ltd. 04/05/24 226,000 97.80 221
218
Virgin Media Finance PLC 06/03/20 GBP 250,000 125.83 315
278
Vistra Operations Co. LLC 03/06/24 134,000 95.16 128
126
Vmed O2 UK Financing I PLC 09/10/20 GBP 200,000 127.90 256
216
Vmed O2 UK Financing I PLC 06/22/21 GBP 250,000 139.48 349
258
Vodafone Group PLC 10/19/20 GBP 250,000 136.75 342
306
Vodafone Group PLC 02/03/21 EUR 900,000 100.03 900
864
Vodafone Group PLC 01/30/23 EUR 200,000 101.15 202
208
Volkswagen Group of America Finance LLC 02/20/23 EUR 500,000 102.83 514
528
Volkswagen Group of America Finance LLC 03/01/23 EUR 100,000 93.30 93
100
Volkswagen Group of America Finance LLC 08/29/23 EUR 200,000 108.86 218
239
VTB Bank 10/18/18 714,000 — 750
—
Weatherford International, Ltd. 10/14/21 550,000 96.12 529
571
Weir Group PLC (The) 01/08/24 66,000 93.85 62
61
Wells Fargo & Co. 04/17/24 500,000 63.41 317
315
Wells Fargo Commercial Mortgage Trust 03/21/19 390,000 85.93 335
290
Wells Fargo Mortgage Backed Securities Trust 02/14/20 19,261 100.76 19
16
Wells Fargo Mortgage Backed Securities Trust 08/10/20 160,721 102.92 165
131
Wells Fargo Mortgage Backed Securities Trust 09/17/20 217,677 102.23 223
180
Wells Fargo Mortgage Backed Securities Trust 03/12/21 729,324 101.33 739
555
Wendy's Funding LLC 03/26/19 468,719 99.03 464
436
WEPA Hygieneprodukte GmbH 05/09/23 EUR 200,000 97.03 194
198
WEPA Hygieneprodukte GmbH 01/17/24 EUR 100,000 108.07 108
106
Williams Scotsman International, Inc. 01/28/21 188,000 102.36 192
174
Wintershall Dea Finance 2 BV 02/24/23 EUR 400,000 86.77 347
372
Wintershall Dea Finance 2 BV 07/27/23 EUR 300,000 94.50 283
295
Wipro IT Services LLC 07/24/23 101,000 92.04 93
93
Wizz Air Finance Co. BV 10/31/23 EUR 255,000 97.41 248
256
Woodward Capital Management LLC 03/11/21 146,663 101.60 149
111
World Acceptance Corp. 01/11/22 207,000 100.22 207
192
XPO, Inc. 07/25/23 118,000 99.18 117
118
YPF SA 08/15/18 950 100.00 1
1
YPF SA 01/28/21 50 27.86 —
—
YPF SA 02/10/21 552 84.25 —
1
YPF SA 03/08/23 250,000 81.86 205
227
YPF SA 01/23/24 77,000 90.37 70
73
Zambia Government International Bond 10/12/21 269,000 100.00 269
177
ZF Europe Finance BV 03/30/22 EUR 600,000 98.85 586
587
ZF Europe Finance BV 04/07/22 EUR 400,000 99.20 397
397
ZF Europe Finance BV 11/14/22 EUR 200,000 97.02 194
204
ZF Europe Finance BV 09/06/23 EUR 200,000 106.76 214
224
ZF NA Capital, Inc. 05/04/20 160,000 98.48 158 158
303,183
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions

See accompanying notes which are an integral part of the financial statements.
334 Opportunistic Credit Fund
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Futures Contracts
Amounts in thousands (except contract amounts )
Euro-Bobl Futures 27 EUR 3,144 06/24
(39)
Long Gilt Futures 111 GBP 10,632 06/24
(283)
United States 2 Year Treasury Note Futures 639 USD 129,497 06/24
(809)
United States 5 Year Treasury Note Futures 106 USD 11,103 06/24
(201)
United States 10 Year Treasury Note Futures 14 USD 1,504 06/24
(37)
United States 10 Year Treasury Ultra Bond Futures 122 USD 13,446 06/24
(420)
United States Treasury Long Bond Futures 24 USD 2,732 06/24
(137)
United States Treasury Ultra Bond Futures 20 USD 2,392 06/24 (155)
Short Positions
Euro-Bund Futures 112 EUR 14,569 06/24
269
Japanese 10 Year Mini Government Bond Futures 13 JPY 1,878,500 06/24
89
United States 2 Year Treasury Note Futures 110 USD 22,292 06/24
223
United States 5 Year Treasury Note Futures 78 USD 8,170 06/24
153
United States 10 Year Treasury Note Futures 201 USD 21,595 06/24
421
United States 10 Year Treasury Ultra Bond Futures 65 USD 7,164 06/24
228
United States Treasury Long Bond Futures 72 USD 8,195 06/24
347
United States Treasury Ultra Bond Futures 21 USD 2,512 06/24 145
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (206)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 4 THB 144 05/14/24 —
Bank of America USD 6 THB 207 05/14/24 —
Bank of America USD 251 THB 9,185 05/14/24 (3)
Bank of America USD 11 TRY 370 05/14/24 —
Bank of America USD 58 TRY 1,938 05/14/24 2
Bank of America USD 1,344 TRY 45,118 05/14/24 35
Bank of America USD 1,470 ZAR 27,691 05/14/24 —
Bank of America CZK 59 USD 3 05/14/24 —
Bank of America CZK 146 USD 6 05/14/24 —
Bank of America CZK 19,947 USD 849 05/14/24 2
Bank of America EUR 24,846 USD 26,484 05/28/24 (58)
Bank of America EUR 40 USD 44 06/20/24 1
Bank of America EUR 4,957 USD 5,445 06/20/24 145
Bank of America GBP 940 USD 1,204 06/20/24 28
Bank of America HKD 6,734 USD 861 05/14/24 —
Bank of America MXN 4,317 USD 258 05/14/24 7
Bank of America PLN 33 USD 8 05/14/24 —
Bank of America PLN 44 USD 11 05/14/24 —
Bank of America PLN 3,387 USD 849 05/14/24 14
Bank of America SGD 1,970 USD 1,460 05/14/24 16
Bank of New York USD 1,496 NZD 2,510 05/14/24 (17)
Bank of New York EUR 4,957 USD 5,443 06/20/24 142
Bank of New York GBP 940 USD 1,204 06/20/24 29
BNP Paribas USD 206 EUR 193 05/02/24 —
BNP Paribas CHF 195 USD 215 05/28/24 2
BNP Paribas EUR 193 USD 206 05/28/24 —

See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 335
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
BNP Paribas GBP 6,945 USD 8,566 05/28/24 (114)
Citigroup AUD 3,292 USD 2,149 05/14/24 15
Citigroup EUR 4,957 USD 5,443 06/20/24 143
Citigroup GBP 940 USD 1,204 06/20/24 28
JPMorgan Chase USD 1,963 EUR 1,821 05/14/24 (19)
JPMorgan Chase USD 1,853 GBP 1,475 05/14/24 (10)
JPMorgan Chase CAD 258 USD 188 05/28/24 1
Royal Bank of Canada CHF 3,287 USD 3,645 05/14/24 65
Royal Bank of Canada EUR 4,957 USD 5,444 06/20/24 143
Royal Bank of Canada GBP 940 USD 1,204 06/20/24 29
Standard Chartered EUR 4,957 USD 5,440 06/20/24 140
Standard Chartered GBP 940 USD 1,204 06/20/24 28
State Street USD 19 BRL 100 05/14/24 —
State Street USD 593 BRL 3,004 05/14/24 (16)
State Street USD 864 CLP 844,811 05/14/24 15
State Street USD 9 COP 36,414 05/14/24 —
State Street USD 606 COP 2,347,241 05/14/24 (8)
State Street USD 353 EUR 330 05/03/24 (1)
State Street USD 15 EUR 14 05/14/24 —
State Street USD 37 EUR 35 06/20/24 —
State Street USD 81 EUR 74 06/20/24 (2)
State Street USD 13,344 EUR 12,356 06/20/24 (131)
State Street USD 16 GBP 13 05/14/24 —
State Street USD 150 GBP 120 06/20/24 —
State Street USD 3,028 GBP 2,408 06/20/24 (18)
State Street USD 2 HKD 19 05/14/24 —
State Street USD 2 MYR 9 05/14/24 —
State Street USD 257 MYR 1,220 05/14/24 (2)
State Street USD 48 NOK 528 05/14/24 —
State Street USD 2,126 NOK 23,049 05/14/24 (51)
State Street USD 11 NZD 19 05/14/24 —
State Street USD 5 ZAR 101 05/14/24 —
State Street AUD 7 USD 4 05/14/24 —
State Street CHF 44 USD 48 05/14/24 —
State Street CLP 30,158 USD 32 05/14/24 1
State Street EUR 45 USD 49 06/20/24 1
State Street EUR 55 USD 60 06/20/24 2
State Street EUR 190 USD 205 06/20/24 2
State Street EUR 315 USD 337 06/20/24 1
State Street GBP 120 USD 150 05/03/24 —
State Street GBP 25 USD 32 06/20/24 1
State Street JPY 5,349 USD 34 05/14/24 —
State Street KRW 16,624 USD 12 05/14/24 —
State Street KRW 808,922 USD 600 05/14/24 16
State Street MXN 124 USD 7 05/14/24 —

See accompanying notes which are an integral part of the financial statements.
336 Opportunistic Credit Fund
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
State Street SEK 457 USD 42 05/14/24 —
State Street SGD 15 USD 11 05/14/24 —
State Street TWD 354 USD 11 05/14/24 —
State Street TWD 19,216 USD 600 05/14/24 11
UBS JPY 228,153 USD 1,515 05/14/24 65
UBS SEK 15,924 USD 1,487 05/14/24 42
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 722
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Long-Term Fixed Income Investments
Asset-Backed Securities $ — $ 14,940 $ 205
$ —
$ 15,145 3 .5
Corporate Bonds and Notes — 125,949 —
—
125,949 29 .4
International Debt — 122,695 —
—
122,695 28 .6
Mortgage-Backed Securities — 66,942 —
—
66,942 15 .6
Non-US Bonds — 46,452 —
—
46,452 10 .8
Common Stocks
Consumer Discretionary — — —
—
— —
Energy — — 185
—
185 —
*
Financial Services — — —
—
— —
Materials and Processing — — 4,196
—
4,196 1 .0
Producer Durables — 182 3,011
—
3,193 0 .8
Preferred Stocks — — — — — —
Warrants and Rights — 19 — — 19 —
*
Short-Term Investments — 6,057 — 27,225 33,282 7 .7
Other Securities — — — 7,137 7,137 1 .7
Total Investments — 383,236 7,597 34,362 425,195 99 .1
Other Assets and Liabilities, Net
0 .9
100 .0
Other Financial Instruments
Assets
Futures Contracts 1,875 — — — 1,875 0 .4
Foreign Currency Exchange Contracts — 1,172 — — 1,172 0 .3
A
Liabilities
Futures Contracts (2,081) — — — (2,081) (0 .5)
Foreign Currency Exchange Contracts (1) (449) — — (450) (0 .1)
Total Other Financial Instruments
**
$ (207) $ 723 $ — $ — $ 516

See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 337
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
*
Less than .05% of net assets.
**
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2024, if any, see note 2 in the Notes to
Financial Statements.
Quantitative Information about Level 3 Fair Value Measurements
The significant inputs used in determining the fair value levels of Level 3 securities were as follows:
Category and Subcategory Valuation Techniquue(s) Unobservable Input(s) Input/Range(s) Fair Value ($)
Long-Term Fixed Income Investments
Asset-Backed Securities Other* 205
Common Stocks
Energy Other* 185
Materials and Processing Discounted cash flow*** Discount rate** 17.4% 4,196
Market approach*** EBITDA multiple**** 8.28x
Discount to guideline comparables 19.6%
Producer Durables Discounted cash flow*** Discount rate** 14.5% 3,011
Market approach*** EBITDA multiple**** 4.59x
Discount to guideline comparables 39.6%
Total Investments 7,597
*    Level 3 investments with a listed Valuation Technique of "Other" were less than 1% of net assets for the period ended April 30, 2024.
**   The discount rates were determined by calculating the weighted average cost of capital for the companies.
***   A 50%/50% weighted average was applied to the Market approach and Discounted cash flow.
****  A relative value analysis of comparable publicly traded companies was used to derive the last twelve months EBIDTA multiple.
A reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining a value for the period ended April 30, 2024 were as follows:
Category and
Subcategory
Beginning
Balance
11/01/2023
Gross
Purchases
Gross
Sales
Accrued
Discounts/
(Premiums)
Realized
Gain
(Loss)
Net
Transfers
into Level
3
Net
Transfers
out of
Level 3
Net Change
in Unrealized
Appreciation/
(Depreciation)
Ending
Balance
4/30/2024
Net Change
in Unrealized
Appreciation/
(Depreciation)
on
Investments
held as of
4/30/2024
Long-Term Fixed Income
Investments
Asset Backed Securities $ 289 $ — $ — $ — $ — $ — $ — $ (84) $ 205 $ (84)
Common Stocks
Energy 184 — — — — — — 1 185 1
Material Processing 3,318 — — — — — — 878 4,196 878
Producer Durables 2,784 — — — — — — 227 3,011 227
Short-Term Investments
— — — (1) — — — 1 — 1
Total Investments
$ 6,575 $ — $ — $ (1) $ — $ — $ — $ 1,023 $ 7,597 $ 1,023

See accompanying notes which are an integral part of the financial statements.
338 Opportunistic Credit Fund
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands
Country Exposure
Fair Value
$
Angola ................................................................................................
640
Argentina ............................................................................................
1,655
Australia .............................................................................................
747
Austria ................................................................................................
990
Azerbaijan ..........................................................................................
746
Bahrain ...............................................................................................
1,975
Belarus ...............................................................................................
330
Belgium ..............................................................................................
567
Benin ..................................................................................................
220
Bermuda .............................................................................................
2,966
Bolivia, Plurinational State of ............................................................
113
Brazil ..................................................................................................
3,397
Canada ................................................................................................
8,822
Cayman Islands ..................................................................................
16,335
Chile ...................................................................................................
3,398
China ..................................................................................................
2,284
Colombia ............................................................................................
2,336
Costa Rica ..........................................................................................
1,086
Czech Republic ..................................................................................
1,096
Denmark .............................................................................................
663
Dominican Republic ..........................................................................
1,319
Ecuador ..............................................................................................
678
Egypt ..................................................................................................
1,473
El Salvador .........................................................................................
356
Finland ...............................................................................................
693
France .................................................................................................
8,836
Gabon .................................................................................................
179
Georgia ...............................................................................................
345
Germany .............................................................................................
7,562
Ghana .................................................................................................
477
Guatemala ..........................................................................................
456
Hong Kong .........................................................................................
1,257
Hungary ..............................................................................................
1,882
India ...................................................................................................
466
Indonesia ............................................................................................
3,143
Ireland ................................................................................................
1,609
Israel ...................................................................................................
1,025
Italy ....................................................................................................
4,825
Ivory Coast .........................................................................................
334
Jersey ..................................................................................................
115
Jordan .................................................................................................
429
Kazakhstan .........................................................................................
752
Kenya .................................................................................................
531
Lebanon ..............................................................................................
105
Liberia ................................................................................................
231
Luxembourg .......................................................................................
4,782
Malaysia .............................................................................................
2,204
Mauritius ............................................................................................
324
Mexico ...............................................................................................
5,175

See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 339
Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands
Country Exposure
Fair Value
$
Mongolia ............................................................................................
202
Morocco .............................................................................................
917
Netherlands ........................................................................................
2,051
Nigeria ................................................................................................
1,043
Norway ...............................................................................................
1,306
Oman ..................................................................................................
2,309
Pakistan ..............................................................................................
942
Panama ...............................................................................................
2,397
Paraguay .............................................................................................
502
Peru ....................................................................................................
2,018
Philippines ..........................................................................................
1,626
Poland ................................................................................................
2,033
Portugal ..............................................................................................
390
Puerto Rico .........................................................................................
1,022
Qatar ...................................................................................................
2,538
Romania .............................................................................................
1,322
Russia .................................................................................................
783
Saudi Arabia .......................................................................................
4,039
Senegal ...............................................................................................
183
Serbia .................................................................................................
200
Singapore ...........................................................................................
246
Slovenia ..............................................................................................
706
South Africa .......................................................................................
2,443
South Korea .......................................................................................
94
Spain ..................................................................................................
2,962
Sri Lanka ............................................................................................
459
Sweden ...............................................................................................
836
Switzerland ........................................................................................
1,293
Tanzania, United Republic of .............................................................
182
Thailand .............................................................................................
392
Trinidad and Tobago ..........................................................................
758
Turkey ................................................................................................
3,844
Ukraine ...............................................................................................
1,255
United Arab Emirates .........................................................................
3,512
United Kingdom .................................................................................
18,909
United States ......................................................................................
255,089
Uruguay ..............................................................................................
1,125
Uzbekistan ..........................................................................................
600
Venezuela, Bolivarian Republic of ....................................................
245
Zambia ...............................................................................................
493
Total Investments ............................................................................... 425,195

See accompanying notes which are an integral part of the financial statements.
340 Opportunistic Credit Fund
Russell Investment Company
Opportunistic Credit Fund
Fair Value of Derivative Instruments — April 30, 2024 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ 1,172 $ —
Variation margin on futures contracts* — 1,875
Total
$ 1,172 $ 1,875
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ — $ 2,081
Unrealized depreciation on foreign currency exchange contracts 450 —
Total
$ 450 $ 2,081
Derivatives not accounted for as hedging instruments
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ — $ — $ (119)
Credit default swap contracts (13) — —
Foreign currency exchange contracts — (68) —
Total
$ (13) $ (68) $ (119)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ — $ — $ (1,015)
Foreign currency exchange contracts — (90) —
Total
$ — $ (90) $ (1,015)
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Amounts in thousands
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 341
Russell Investment Company
Opportunistic Credit Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2024 (Unaudited)
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 3,029 $ — $ 3,029
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts 1,172 — 1,172
Total Financial and Derivative Assets
4,201 — 4,201
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 4,201 $ — $ 4,201
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 437 $ 3 $ — $ 434
Bank of Montreal
187 — 187 —
Bank of New York
171 — — 171
Bank of Nova Scotia
321 — 321 —
Barclays
344 — 344 —
BNP Paribas
2 2 — —
Citigroup
185 — — 185
JPMorgan Chase
1,070 — 1,069 1
Morgan Stanley
885 — 885 —
Royal Bank of Canada
237 — — 237
Standard Chartered
168 — — 168
State Street
50 50 — —
UBS
107 — — 107
Wells Fargo
37 — 37 —
Total
$ 4,201 $ 55 $ 2,843 $ 1,303

Amounts in thousands
See accompanying notes which are an integral part of the financial statements.
342 Opportunistic Credit Fund
Russell Investment Company
Opportunistic Credit Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued
— April 30, 2024 (Unaudited)
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 450 $ — $ 450
Total Financial and Derivative Liabilities
450 — 450
Financial and Derivative Liabilities not subject to a netting agreement
(1) — (1)
Total Financial and Derivative Liabilities subject to a netting agreement
$ 449 $ — $ 449
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of America $ 61 $ 3 $ 3 $ 55
Bank of New York 17 — — 17
BNP Paribas 114 2 112 —
JPMorgan Chase 28 — — 28
State Street 229 50 — 179
Total
$ 449 $ 55 $ 115 $ 279
*      Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Opportunistic Credit Fund
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 343
Statement of Assets and Liabilities — April 30, 2024 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 449,212
Investments, at fair value(*)(>) ....................................................................................................................................................
425,195
Cash .............................................................................................................................................................................................. 404
Foreign currency holdings(^) ....................................................................................................................................................... 823
Unrealized appreciation on foreign currency exchange contracts ............................................................................................... 1,172
Receivables:
Dividends and interest ...................................................................................................................................................... 4,718
Dividends from affiliated funds ....................................................................................................................................... 127
Investments sold ............................................................................................................................................................... 1,609
Fund shares sold ............................................................................................................................................................... 4,403
Foreign capital gains taxes recoverable ........................................................................................................................... 7
From broker(a)(b) ............................................................................................................................................................ 7,934
Investments matured (<) ................................................................................................................................................... 242
Variation margin on futures contracts .............................................................................................................................. 1,164
Prepaid expenses .......................................................................................................................................................................... 3
Total assets ...............................................................................................................................................................
447,801
Liabilities
Payables:
Due to broker (c) .............................................................................................................................................................. 91
Investments purchased ..................................................................................................................................................... 4,764
Fund shares redeemed ...................................................................................................................................................... 4,299
Accrued fees to affiliates .................................................................................................................................................. 223
Other accrued expenses .................................................................................................................................................... 232
Variation margin on futures contracts .............................................................................................................................. 1,367
Unrealized depreciation on foreign currency exchange contracts ............................................................................................... 450
Payable upon return of securities loaned ..................................................................................................................................... 7,137
Total liabilities ...........................................................................................................................................................
18,563
Net Assets ...............................................................................................................................................................
$ 429,238

Russell Investment Company
Opportunistic Credit Fund
See accompanying notes which are an integral part of the financial statements.
344 Opportunistic Credit Fund
Statement of Assets and Liabilities, continued — April 30, 2024 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ (163,722)
Shares of beneficial interest .........................................................................................................................................................
515
Additional paid-in capital ............................................................................................................................................................
592,445
Net Assets ...............................................................................................................................................................
$ 429,238
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) .......................................................................................................................................... $ 8.28
Maximum offering price per share (Net asset value plus sales charge of 3.75%): Class A ..................................................... $ 8.60
Class A — Net assets ........................................................................................................................................................... $ 3,290,500
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 397,287
Net asset value per share: Class C (#) .......................................................................................................................................... $ 8.18
Class C — Net assets ........................................................................................................................................................... $ 1,516,107
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 185,417
Net asset value per share: Class M (#) ......................................................................................................................................... $ 8.33
Class M — Net assets .......................................................................................................................................................... $ 55,704,884
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 6,683,917
Net asset value per share: Class S (#) .......................................................................................................................................... $ 8.34
Class S — Net assets ............................................................................................................................................................ $ 311,617,110
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 37,365,132
Net asset value per share: Class Y (#) .......................................................................................................................................... $ 8.34
Class Y — Net assets ........................................................................................................................................................... $ 57,109,092
Class Y — Shares outstanding ($.01 par value) ................................................................................................................... 6,848,397
Amounts in thousands
(^)     Foreign currency holdings - cost $ 827
(*)     Securities on loan included in investments $ 3,029
(<)     Investments matured - cost $ 6,004
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 34,362
(a)   Receivable from Broker for Futures $ 7,584
(b)   Receivable from Broker for Swaps $ 350
(c)   Due to Broker for Futures $ 91
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Opportunistic Credit Fund
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 345
Statement of Operations — For the Period Ended April 30, 2024 (Unaudited)
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 467
Dividends from affiliated funds ....................................................................................................................................... 668
Interest .............................................................................................................................................................................. 12,267
Securities lending income (net) ....................................................................................................................................... 30
Less foreign taxes withheld ............................................................................................................................................. (2)
Total investment income ..............................................................................................................................................................
13,430
Expenses
Advisory fees ................................................................................................................................................................... 1,830
Administrative fees .......................................................................................................................................................... 103
Custodian fees .................................................................................................................................................................. 84
Distribution fees - Class A ............................................................................................................................................... 4
Distribution fees - Class C ............................................................................................................................................... 6
Transfer agent fees - Class A ........................................................................................................................................... 3
Transfer agent fees - Class C ........................................................................................................................................... 2
Transfer agent fees - Class M .......................................................................................................................................... 53
Transfer agent fees - Class S ............................................................................................................................................ 312
Transfer agent fees - Class Y ........................................................................................................................................... 1
Professional fees .............................................................................................................................................................. 85
Registration fees ............................................................................................................................................................... 70
Shareholder servicing fees - Class C ............................................................................................................................... 2
Trustees’ fees .................................................................................................................................................................... 13
Printing fees ..................................................................................................................................................................... 41
Miscellaneous .................................................................................................................................................................. 21
Expenses before reductions .............................................................................................................................................. 2,630
Expense reductions .......................................................................................................................................................... (970)
Net expenses ................................................................................................................................................................................
1,660
Net investment income (loss) .......................................................................................................................................................
11,770
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (23,118)
Futures contracts .............................................................................................................................................................. (119)
Foreign currency exchange contracts ............................................................................................................................... (68)
Credit default swap contracts ........................................................................................................................................... (13)
Foreign currency-related transactions .............................................................................................................................. 222
Net realized gain (loss) ................................................................................................................................................................
(23,096)
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... 44,35 7
Investments in affiliated funds ......................................................................................................................................... (3)
Futures contracts .............................................................................................................................................................. (1,015)
Foreign currency exchange contracts ............................................................................................................................... (90)
Investment matured .......................................................................................................................................................... 2,622
Foreign currency-related transactions .............................................................................................................................. 1 1
Net change in unrealized appreciation (depreciation) ................................................................................................................. 45,882
Net realized and unrealized gain (loss) ........................................................................................................................................ 22,786
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 34,556

Russell Investment Company
Opportunistic Credit Fund
See accompanying notes which are an integral part of the financial statements.
346 Opportunistic Credit Fund
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
April 30, 2024
(Unaudited)
Fiscal Year Ended
October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 11,770 $ 30,630
Net realized gain (loss) ....................................................................................................................... (23,096) (37,087)
Net change in unrealized appreciation (depreciation) ........................................................................ 45,882 44,826
Net increase (decrease) in net assets from operations .............................................................................. 34,556 38,369
Distributions
To shareholders
Class A .......................................................................................................................................... (83) (119)
Class C .......................................................................................................................................... (41) (62)
Class M ......................................................................................................................................... (1,536) (3,090)
Class S .......................................................................................................................................... (9,355) (19,165)
Class Y .......................................................................................................................................... (1,633) (1,078)
Net decrease in net assets from distributions ............................................................................................ (12,648) (23,514)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (83,538) (124,986)
Total Net Increase (Decrease) in Net Assets ........................................................................
(61,630) (110,131)
Net Assets
Beginning of period .................................................................................................................................. 490,868 600,999
End of period .............................................................................................................................................
$ 429,238 $ 490,868

Russell Investment Company
Opportunistic Credit Fund
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 347
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2024 and October 31, 2023 were as follows:
2024 (Unaudited) 2023
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 67 $ 553 74 $ 595
Proceeds from reinvestment of distributions 10 83 15 119
Payments for shares redeemed (47) (391) (90) (719)
Net increase (decrease)
30 245 (1) (5)
Class C
Proceeds from shares sold 10 80 16 127
Proceeds from reinvestment of distributions 5 41 8 62
Payments for shares redeemed (31) (252) (53) (422)
Net increase (decrease)
(16) (131) (29) (233)
Class M
Proceeds from shares sold 917 7,608 2,356 18,895
Proceeds from reinvestment of distributions 188 1,536 389 3,090
Payments for shares redeemed (843) (6,967) (7,007) (55,970)
Net increase (decrease)
262 2,177 (4,262) (33,985)
Class S
Proceeds from shares sold 3,803 31,396 6,245 50,055
Proceeds from reinvestment of distributions 1,146 9,345 2,411 19,143
Payments for shares redeemed (15,738) (127,209) (24,828) (198,208)
Net increase (decrease)
(10,789) (86,468) (16,172) (129,010)
Class Y
Proceeds from shares sold 108 900 5,465 44,239
Proceeds from reinvestment of distributions 200 1,633 136 1,078
Payments for shares redeemed (229) (1,894) (882) (7,070)
Net increase (decrease)
79 639 4,719 38,247
Total increase (decrease)
(10,434) $ (83,538) (15,745) $ (124,986)

See accompanying notes which are an integral part of the financial statements.
348 Opportunistic Credit Fund
Russell Investment Company
Opportunistic Credit Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Total
Distributions
Class A
April 30, 2024* 7.88 .21 .42 .63 (.23) (.23)
October 31, 2023 7.70 .42 .09 .51 (.33) (.33)
October 31, 2022 9.43 .38 (1.70) (1.32) (.41) (.41)
October 31, 2021 8.95 .31 .46 .77 (.29) (.29)
October 31, 2020 9.50 .36 (.44) (.08) (.47) (.47)
October 31, 2019 9.30 .50 .19 .69 (.49) (.49)
Class C
April 30, 2024* 7.79 .18 .42 .60 (.21) (.21)
October 31, 2023 7.63 .36 .09 .45 (.29) (.29)
October 31, 2022 9.35 .31 (1.68) (1.37) (.35) (.35)
October 31, 2021 8.89 .24 .44 .68 (.22) (.22)
October 31, 2020 9.43 .29 (.43) (.14) (.40) (.40)
October 31, 2019 9.24 .43 .18 .61 (.42) (.42)
Class M
April 30, 2024* 7.92 .23 .42 .65 (.24) (.24)
October 31, 2023 7.73 .45 .08 .53 (.34) (.34)
October 31, 2022 9.47 .41 (1.71) (1.30) (.44) (.44)
October 31, 2021 8.99 .34 .46 .80 (.32) (.32)
October 31, 2020 9.54 .39 (.44) (.05) (.50) (.50)
October 31, 2019 9.33 .50 .23 .73 (.52) (.52)
Class S
April 30, 2024* 7.93 .23 .42 .65 (.24) (.24)
October 31, 2023 7.74 .44 .09 .53 (.34) (.34)
October 31, 2022 9.48 .40 (1.71) (1.31) (.43) (.43)
October 31, 2021 9.00 .34 .45 .79 (.31) (.31)
October 31, 2020 9.54 .39 (.44) (.05) (.49) (.49)
October 31, 2019 9.34 .53 .18 .71 (.51) (.51)
Class Y
April 30, 2024* 7.93 .23 .42 .65 (.24) (.24)
October 31, 2023 7.74 .45 .08 .53 (.34) (.34)
October 31, 2022 9.47 .41 (1.70) (1.29) (.44) (.44)
October 31, 2021 8.99 .36 .44 .80 (.32) (.32)
October 31, 2020 9.54 .38 (.43) (.05) (.50) (.50)
October 31, 2019 9.33 .53 .20 .73 (.52) (.52)

See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 349
$
Net Asset Value,
End of
Period
%
Total
Return
(ǿ)(±)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(ɯ)
%
Ratio of Expenses
to Average
Net Assets,
Net
(Ƃ)(ɯ)
%
Ratio of Net
Investment Income
to Average
Net Assets
(Ƃ)(ɯ)
%
Portfolio
Turnover Rate
(ǿ)
8.28 8.08 3,291 1.50 1.04 5.27 37
7.88 6.63 2,897 1.61 1.01 5.30 55
7.70 (14.40) 2,839 1.60 1.04 4.46 47
9.43 8.65 3,100 1.60 1.08 3.33 51
8.95 (.90) 2,772 1.61 1.16 4.03 63
9.50 7.65 4,734 1.63 1.19 5.33 65
8.18 7.76 1,516 2.26 1.79 4.52 37
7.79 5.88 1,571 2.36 1.76 4.53 55
7.63 (15.08) 1,764 2.35 1.79 3.67 47
9.35 7.73 2,686 2.35 1.83 2.60 51
8.89 (1.54) 2,912 2.36 1.91 3.29 63
9.43 6.79 3,722 2.38 1.94 4.59 65
8.33 8.28 55,705 1.25 .74 5.56 37
7.92 6.94 50,885 1.36 .71 5.56 55
7.73 (14.19) 82,621 1.35 .74 4.77 47
9.47 8.91 102,177 1.35 .78 3.61 51
8.99 (.58) 58,359 1.37 .86 4.36 63
9.54 8.06 44,339 1.38 .89 5.36 65
8.34 8.25 311,617 1.25 .79 5.51 37
7.93 6.90 381,847 1.36 .76 5.52 55
7.74 (14.22) 497,914 1.35 .79 4.71 47
9.48 8.85 624,965 1.35 .83 3.56 51
9.00 (.52) 491,951 1.37 .91 4.30 63
9.54 7.89 530,369 1.38 .94 5.60 65
8.34 8.28 57,109 1.06 .71 5.59 37
7.93 6.96 53,668 1.16 .68 5.70 55
7.74 (14.06) 15,861 1.16 .71 5.00 47
9.47 8.93 3,352 1.14 .75 3.81 51
8.99 (.56) 10,395 1.16 .83 4.16 63
9.54 8.09 124,322 1.18 .86 5.67 65

Russell Investment Company
Opportunistic Credit Fund
See accompanying notes which are an integral part of the financial statements.
350 Opportunistic Credit Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates as of April 30, 2024 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 20 2 4 with underlying f unds which are, or were, an affiliat-
ed company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2024, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 175,969
Administrative fees 16,950
Distribution fees 1,573
Shareholder servicing fees 308
Transfer agent fees 22,357
Trustee fees 5,904
$ 223,061
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 26,196 $ 179,468 $ 178,436 $ — $ (3) $ 27,225 $ 668 $ —
U.S. Cash Collateral Fund 5,439 27,665 25,967 — — 7,137 192 —
$ 31,635 $ 207,133 $ 204,403 $ — $ (3) $ 34,362 $ 860 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 451,102,710 $ 17,986,493 $ (43,378,658) $ (25,392,165)

Long Duration Bond Fund 351
Russell Investment Company
Long Duration Bond Fund
Shareholder Expense Example — April 30, 2024 (Unaudited)
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs and (2) ongoing costs, including advisory and administrative fees and other Fund expenses. The Example is
intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2023 to April 30, 2024 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account
values and actual expenses. You may use the information in
this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account
during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and
expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2024 $ 1,061.40 $ 1,023.17
Expenses Paid During Period* $ 1.74 $ 1.71
* Expenses are equal to the Fund's annualized expense ratio of 0.34%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2024 $ 1,059.40 $ 1,022.43
Expenses Paid During Period* $ 2.51 $ 2.46
* Expenses are equal to the Fund's annualized expense ratio of 0.49%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2024 $ 1,061.60 $ 1,023.42
Expenses Paid During Period* $ 1.49 $ 1.46
* Expenses are equal to the Fund's annualized expense ratio of 0.29%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

See accompanying notes which are an integral part of the financial statements.
352 Long Duration Bond Fund
Russell Investment Company
Long Duration Bond Fund
Schedule of Investments — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 94.6%
Asset-Backed Securities - 0.2%
Louisiana Local Government
Environmental Facilities &
Community Development Auth
Series 2022-ELL Class A3
4.275% due 02/01/36 105 97
Series 2023-ELL Class A2
5.048% due 12/01/34 73 71
Oklahoma Development Finance
Authority
Series 2022-OGE Class A2
4.851% due 02/01/45 80 75
Series 2022-ONG Class A1
3.877% due 05/01/37 75 71
Series 2022-ONG Class A3
4.714% due 05/01/52 90 82
Series 2022-PSO Class A2
4.623% due 06/01/44 85 78
474
Mortgage-Backed Securities - 0.1%
Fannie Mae
6.250% due 05/15/29 95 101
0.875% due 08/05/30 296 234
335
Municipal Bonds - 5.0%
American Municipal Power, Inc.
Revenue Bonds
7.834% due 02/15/41 60 71
8.084% due 02/15/50 120 152
Bay Area Toll Authority Revenue Bonds
6.918% due 04/01/40 65 71
6.263% due 04/01/49 65 68
7.043% due 04/01/50 130 149
6.907% due 10/01/50 70 79
3.126% due 04/01/55 55 36
California Health Facilities Financing
Authority Revenue Bonds
4.190% due 06/01/37 105 94
California State University Revenue
Bonds
2.975% due 11/01/51 125 82
2.939% due 11/01/52 195 127
5.183% due 11/01/53 70 66
Chicago O'Hare International Airport
Revenue Bonds
4.472% due 01/01/49 100 88
4.572% due 01/01/54 75 66
Chicago Transit Authority Revenue
Bonds
6.899% due 12/01/40 223 243
City of Houston General Obligation
Limited
3.961% due 03/01/47 125 103
City of New York General Obligation
Unlimited
5.517% due 10/01/37 110 108
5.263% due 10/01/52 75 74
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
City of Riverside Revenue Bonds
3.857% due 06/01/45 120 100
City of San Antonio Electric & Gas
Systems Revenue Bonds
5.985% due 02/01/39 35 36
City Public Service Board of San
Antonio Revenue Bonds
5.808% due 02/01/41 125 124
Commonwealth Financing Authority
Revenue Bonds
4.144% due 06/01/38 95 85
Commonwealth of Massachusetts
General Obligation Limited
5.456% due 12/01/39 120 118
2.514% due 07/01/41 45 32
2.900% due 09/01/49 85 57
County of Clark Department of Aviation
Revenue Bonds
6.820% due 07/01/45 95 105
County of Miami-Dade Aviation
Revenue Bonds
4.280% due 10/01/41 100 87
County of Miami-Dade Water & Sewer
System Revenue Bonds
3.490% due 10/01/42 65 51
Dallas Area Rapid Transit Revenue
Bonds
2.613% due 12/01/48 220 144
Dallas County Hospital District General
Obligation Limited
5.621% due 08/15/44 70 69
Dallas Fort Worth International Airport
Revenue Bonds
3.089% due 11/01/40 8 0 61
2.919% due 11/01/50 10 0 69
4.087% due 11/01/51 8 5 69
4.507% due 11/01/51 1 6 0 138
District of Columbia Water & Sewer
Authority Revenue Bonds
3.207% due 10/01/48 75 54
4.814% due 10/01/14 70 60
East Bay Municipal Utility District
Revenue Bonds
5.874% due 06/01/40 70 71
Foothill/Eastern Transportation Corridor
Agency Revenue Bonds
4.094% due 01/15/49 90 72
Golden State Tobacco Securitization
Corp. Revenue Bonds
2.746% due 06/01/34 285 233
4.214% due 06/01/50 110 79
Grand Parkway Transportation Corp.
Revenue Bonds
3.236% due 10/01/52 180 124
Health & Educational Facilities
Authority of the State of Missouri
Revenue Bonds
3.652% due 08/15/57 160 118
Indiana Finance Authority Revenue
Bonds
3.051% due 01/01/51 50 35

See accompanying notes which are an integral part of the financial statements.
Long Duration Bond Fund 353
Russell Investment Company
Long Duration Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Kansas Development Finance Authority
Revenue Bonds
2.774% due 05/01/51 (µ) 105 69
Los Angeles Community College
District General Obligation
Unlimited
6.750% due 08/01/49 35 40
Los Angeles County Metropolitan
Transportation Authority Revenue
Bonds
5.735% due 06/01/39 85 85
Los Angeles Department of Water &
Power System Revenue Bonds
6.574% due 07/01/45 135 146
6.603% due 07/01/50 70 77
Louisiana Local Government
Environmental Facilities &
Community Development Authority
Revenue Bonds
5.198% due 12/01/39 100 97
Series 2022-ELL Class A4
4.475% due 08/01/39 76 70
Maryland Health & Higher Educational
Facilities Authority Revenue Bonds
3.052% due 07/01/40 155 113
Massachusetts School Building
Authority Revenue Bonds
5.715% due 08/15/39 90 91
Metropolitan Government of Nashville
& Davidson County Convention
Center Authority Revenue Bonds
6.731% due 07/01/43 55 60
Metropolitan Transportation Authority
Revenue Bonds
5.175% due 05/03/24 90 90
5.871% due 11/15/39 75 74
6.668% due 11/15/39 60 63
7.336% due 11/15/39 60 69
6.814% due 11/15/40 95 101
5.175% due 11/15/49 10 9
Metropolitan Washington Airports
Authority Revenue Bonds
7.462% due 10/01/46 45 53
Metropolitan Water Reclamation
District of Greater Chicago General
Obligation Limited
5.720% due 12/01/38 100 100
Michigan Finance Authority Revenue
Bonds
3.384% due 12/01/40 105 82
Michigan State University Revenue
Bonds
4.165% due 08/15/22 95 69
Municipal Electric Authority of Georgia
Revenue Bonds
6.637% due 04/01/57 128 137
6.655% due 04/01/57 153 165
7.055% due 04/01/57 64 69
New Jersey Transportation Trust Fund
Authority Revenue Bonds
6.561% due 12/15/40 90 95
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
New Jersey Turnpike Authority
Revenue Bonds
7.414% due 01/01/40 244 279
7.102% due 01/01/41 150 167
New York City Transitional Finance
Authority Future Tax Secured
Revenue Bonds
5.508% due 08/01/37 65 64
5.572% due 11/01/38 65 64
New York City Water & Sewer System
Revenue Bonds
5.750% due 06/15/41 75 74
5.724% due 06/15/42 65 64
5.440% due 06/15/43 70 67
5.882% due 06/15/44 75 75
New York State Dormitory Authority
Revenue Bonds
5.628% due 03/15/39 85 84
5.600% due 03/15/40 60 59
4.946% due 08/01/48 (µ) 90 79
New York State Urban Development
Corp. Revenue Bonds
5.770% due 03/15/39 65 65
North Texas Tollway Authority Revenue
Bonds
6.718% due 01/01/49 110 124
Pennsylvania State University (The)
Revenue Bonds
2.790% due 09/01/43 155 109
Pennsylvania Turnpike Commission
Revenue Bonds
5.511% due 12/01/45 110 105
Permanent University Fund - Texas
A&M University System Revenue
Bonds
3.660% due 07/01/47 85 67
Port Authority of New York & New
Jersey Revenue Bonds
5.647% due 11/01/40 115 118
4.031% due 09/01/48 75 61
4.926% due 10/01/51 155 142
5.072% due 07/15/53 85 81
4.458% due 10/01/62 300 256
4.810% due 10/15/65 85 77
3.287% due 08/01/69 85 55
Port of Morrow Revenue Bonds
2.543% due 09/01/40 80 56
Regents of the University of California
Medical Center Pooled Revenue
Bonds
6.548% due 05/15/48 90 97
6.583% due 05/15/49 60 65
4.563% due 05/15/53 120 103
3.256% due 05/15/60 155 100
Rutgers The State University of New
Jersey Revenue Bonds
3.270% due 05/01/43 150 116
Sales Tax Securitization Corp. Revenue
Bonds
3.238% due 01/01/42 95 73

See accompanying notes which are an integral part of the financial statements.
354 Long Duration Bond Fund
Russell Investment Company
Long Duration Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.820% due 01/01/48 75 57
San Diego County Regional
Transportation Commission Revenue
Bonds
5.911% due 04/01/48 70 70
San Diego County Water Authority
Revenue Bonds
6.138% due 05/01/49 100 103
San Francisco City & County Public
Utilities Commission Water Revenue
Bonds
6.950% due 11/01/50 65 72
San Jose Redevelopment Agency
Successor Agency Tax Allocation
3.375% due 08/01/34 65 57
South Carolina State Public Service
Authority Revenue Bonds
6.454% due 01/01/50 85 90
State of California General Obligation
Unlimited
7.500% due 04/01/34 75 86
5.125% due 03/01/38 80 78
4.600% due 04/01/38 210 195
7.550% due 04/01/39 320 376
7.300% due 10/01/39 295 334
7.350% due 11/01/39 125 142
7.625% due 03/01/40 175 205
7.600% due 11/01/40 305 360
State of Illinois General Obligation
Unlimited
6.630% due 02/01/35 80 83
7.350% due 07/01/35 47 50
State of Louisiana Gasoline & Fuels
Tax Revenue Bonds
2.952% due 05/01/41 120 88
State of Mississippi General Obligation
Unlimited
5.245% due 11/01/34 100 98
State of Oregon Department of
Transportation Revenue Bonds
5.834% due 11/15/34 30 30
State of Texas General Obligation
Unlimited
5.517% due 04/01/39 130 130
4.681% due 04/01/40 70 65
Texas Natural Gas Securitization
Finance Corp. Revenue Bonds
5.102% due 04/01/35 152 151
5.169% due 04/01/41 255 249
Texas Private Activity Bond Surface
Transportation Corp. Revenue Bonds
3.922% due 12/31/49 145 114
Texas Transportation Commission
General Obligation Unlimited
2.472% due 10/01/44 120 79
The Ohio State University Revenue
Bonds
4.910% due 06/01/40 115 108
University of California Revenue Bonds
3.071% due 05/15/51 100 67
4.858% due 05/15/12 130 111
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
University of Michigan Revenue Bonds
2.437% due 04/01/40 85 60
3.599% due 04/01/47 75 61
2.562% due 04/01/50 85 53
3.504% due 04/01/52 47 35
4.048% due 04/01/52 85 69
4.454% due 04/01/22 85 67
University of Nebraska Facilities Corp.
Revenue Bonds
3.037% due 10/01/49 135 95
University of Texas System (The)
Revenue Bonds
4.794% due 08/15/46 35 33
3.354% due 08/15/47 95 68
University of Virginia Revenue Bonds
2.256% due 09/01/50 50 28
2.584% due 11/01/51 95 58
13,113
United States Government Agencies - 18.7%
Federal Farm Credit Banks Funding
Corp.
1.800% due 06/04/35 596 415
5.940% due 01/02/36 1,765 1,756
5.940% due 04/24/36 351 349
3.650% due 04/01/39 1,459 1,187
1.950% due 08/13/40 364 227
3.700% due 03/24/42 2,174 1,685
Federal Home Loan Banks
4.000% due 06/30/28 100 97
4.875% due 09/10/32 2,440 2,440
1.625% due 08/03/35 650 451
2.375% due 06/23/36 575 424
5.500% due 07/15/36 4,610 4,870
2.300% due 08/18/36 295 215
Federal Home Loan Mortgage Corp.
6.250% due 07/15/32 800 879
4.637% due 09/15/36 3,074 1,645
4.694% due 11/15/38 800 383
Series 1
4.063% due 11/15/38 3,708 1,773
Federal National Mortgage Association
7.125% due 01/15/30 100 112
7.250% due 05/15/30 100 113
6.625% due 11/15/30 100 110
5.625% due 07/15/37 3,127 3,344
6.210% due 08/06/38 1,970 2,236
Tennessee Valley Authority
7.125% due 05/01/30 1,086 1,210
4.650% due 06/15/35 1,248 1,208
5.880% due 04/01/36 5,808 6,227
5.980% due 04/01/36 540 581
6.150% due 01/15/38 495 543
5.500% due 06/15/38 1,413 1,440
5.250% due 09/15/39 7,229 7,259
3.500% due 12/15/42 5,206 4,142
4.875% due 01/15/48 1,962 1,875

See accompanying notes which are an integral part of the financial statements.
Long Duration Bond Fund 355
Russell Investment Company
Long Duration Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series B
4.700% due 07/15/33 326 321
49,517
United States Government Treasuries - 70.6%
United States Treasury Notes
4.500% due 02/15/36 36,629 36,460
4.750% due 02/15/37 23,026 23,366
5.000% due 05/15/37 29,722 30,810
4.375% due 02/15/38 31,263 30,331
4.500% due 05/15/38 35,387 34,705
3.500% due 02/15/39 35,969 31,337
187,009
Total Long-Term Investments
(cost $257,760) 250,448
Short-Term Investments - 3.8%
U.S. Cash Management Fund(@) 10,045,630(∞) 10,041
Total Short-Term Investments
(cost $10,041) 10,041
Total Investments - 98.4%
(identified cost $267,801) 260,489
Other Assets and Liabilities,
Net - 1.6%
4,281
Net Assets - 100.0%
264,770

See accompanying notes which are an integral part of the financial statements.
356 Long Duration Bond Fund
Russell Investment Company
Long Duration Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Long Gilt Futures 21 GBP 2,012 06/24
(54)
United States 10 Year Treasury Ultra Bond Futures 95 USD 10,471 06/24
(199)
United States Treasury Long Bond Futures 53 USD 6,032 06/24 (91)
Short Positions
Euro-Bund Futures 21 EUR 2,732 06/24
51
United States 5 Year Treasury Note Futures 8 USD 838 06/24
15
United States 10 Year Treasury Note Futures 40 USD 4,297 06/24
85
United States Treasury Long Bond Futures 1 USD 114 06/24
—
United States Treasury Ultra Bond Futures 3 USD 359 06/24 19
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (174)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Long-Term Investments
Asset-Backed Securities $ — $ 474 $ —
$ —
$ 474 0 .2
Mortgage-Backed Securities — 335 —
—
335 0 .1
Municipal Bonds — 13,113 —
—
13,113 5 .0
United States Government Agencies — 49,517 —
—
49,517 18 .7
United States Government Treasuries — 187,009 —
—
187,009 70 .6
Short-Term Investments — — — 10,041 10,041 3 .8
Total Investments — 250,448 — 10,041 260,489 98 .4
Other Assets and Liabilities, Net
1 .6
100 .0
Other Financial Instruments
Assets
Futures Contracts 170 — — — 170 0 .1
A
Liabilities
Futures Contracts (344) — — — (344) (0 .1)
Total Other Financial Instruments
*
$ (174) $ — $ — $ — $ (174)
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.
Long Duration Bond Fund 357
Russell Investment Company
Long Duration Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2024, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of April 30, 2024, if any, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
United States ...............................................................................
260,489
Total Investments ...................................................................
260,489

See accompanying notes which are an integral part of the financial statements.
358 Long Duration Bond Fund
Russell Investment Company
Long Duration Bond Fund
Fair Value of Derivative Instruments — April 30, 2024 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts* $ 170
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 344
Derivatives not accounted for as hedging instruments
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ — $ 425
Foreign currency exchange contracts (18) —
Total
$ (18) $ 425
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ — $ (107)
Foreign currency exchange contracts 18 —
Total
$ 18 $ (107)
* Includes cumulative appreciation (depreciation) of futures contracts as repor ted in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Long Duration Bond Fund
See accompanying notes which are an integral part of the financial statements.
Long Duration Bond Fund 359
Statement of Assets and Liabilities — April 30, 2024 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 267,801
Investments, at fair value(>) ........................................................................................................................................................
260,489
Cash .............................................................................................................................................................................................. 437
Receivables:
Dividends and interest ...................................................................................................................................................... 3,301
Dividends from affiliated funds ....................................................................................................................................... 104
Fund shares sold ............................................................................................................................................................... 258
From broker(a) ................................................................................................................................................................. 668
Prepaid expenses .......................................................................................................................................................................... 3
Total assets ...............................................................................................................................................................
265,260
Liabilities
Payables:
Fund shares redeemed ...................................................................................................................................................... 13 2
Accrued fees to affiliates .................................................................................................................................................. 60
Other accrued expenses .................................................................................................................................................... 12 4
Variation margin on futures contracts .............................................................................................................................. 174
Total liabilities ...........................................................................................................................................................
490
Net Assets ...............................................................................................................................................................
$ 264,770

Russell Investment Company
Long Duration Bond Fund
See accompanying notes which are an integral part of the financial statements.
360 Long Duration Bond Fund
Statement of Assets and Liabilities, continued — April 30, 2024 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ (11,869)
Shares of beneficial interest .........................................................................................................................................................
343
Additional paid-in capital ............................................................................................................................................................
276,296
Net Assets ...............................................................................................................................................................
$ 264,770
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class M (#) .........................................................................................................................................
$ 7.73
Class M — Net assets .......................................................................................................................................................... $ 60,531,692
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 7,835,727
Net asset value per share: Class S (#) ..........................................................................................................................................
$ 7.72
Class S — Net assets ............................................................................................................................................................ $ 117,524,814
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 15,218,207
Net asset value per share: Class Y (#) ..........................................................................................................................................
$ 7.73
Class Y — Net assets ........................................................................................................................................................... $ 86,713,057
Class Y — Shares outstanding ($.01 par value) ................................................................................................................... 11,222,341
Amounts in thousands
(>)     Investments in affiliates, U.S. Cash Management Fund $ 10,041
(a)   Receivable from Broker for Futures $ 668
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Long Duration Bond Fund
See accompanying notes which are an integral part of the financial statements.
Long Duration Bond Fund 361
Statement of Operations — For the Period Ended April 30, 2024 (Unaudited)
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 90
Dividends from affiliated funds ....................................................................................................................................... 280
Interest .............................................................................................................................................................................. 5,226
Total investment income ..............................................................................................................................................................
5,596
Expenses
Advisory fees ................................................................................................................................................................... 184
Administrative fees .......................................................................................................................................................... 59
Custodian fees .................................................................................................................................................................. 56
Transfer agent fees - Class M .......................................................................................................................................... 5 2
Transfer agent fees - Class S ............................................................................................................................................ 105
Transfer agent fees - Class Y ........................................................................................................................................... 2
Professional fees .............................................................................................................................................................. 60
Registration fees ............................................................................................................................................................... 94
Trustees’ fees .................................................................................................................................................................... 3
Printing fees ..................................................................................................................................................................... 1
Miscellaneous .................................................................................................................................................................. 7
Expenses before reductions .............................................................................................................................................. 623
Expense reductions .......................................................................................................................................................... (151)
Net expenses ................................................................................................................................................................................
472
Net investment income (loss) .......................................................................................................................................................
5,124
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 271
Investments in affiliated funds ......................................................................................................................................... (1)
Futures contracts .............................................................................................................................................................. 425
Foreign currency exchange contracts ............................................................................................................................... (18)
Net realized gain (loss) ................................................................................................................................................................
677
Net change in unrealized appreciation (depreciation) on:
Investments  ..................................................................................................................................................................... 8,196
Futures contracts .............................................................................................................................................................. (107)
Foreign currency exchange contracts ............................................................................................................................... 18
Net change in unrealized appreciation (depreciation) ................................................................................................................. 8,107
Net realized and unrealized gain (loss) ........................................................................................................................................ 8,784
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 13,908

Russell Investment Company
Long Duration Bond Fund
See accompanying notes which are an integral part of the financial statements.
362 Long Duration Bond Fund
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
April 30, 2024
(Unaudited)
Fiscal Year Ended
October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 5,124 $ 1,934
Net realized gain (loss) ....................................................................................................................... 677 (6,737)
Net change in unrealized appreciation (depreciation) ........................................................................ 8,107 (9,907)
Net increase (decrease) in net assets from operation s .............................................................................. 13,908 (14,710)
Distributions
To shareholders
Class M(1) .................................................................................................................................... (815) —
Class S(1) ..................................................................................................................................... (1,602) —
Class Y .......................................................................................................................................... (1,438) (1,949)
Net decrease in net assets from distributions ............................................................................................ (3,855) (1,949)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... 25,486 219,372
Total Net Increase (Decrease) in Net Assets ........................................................................
35,539 202,713
Net Assets
Beginning of period .................................................................................................................................. 229,231 26,518
End of period .............................................................................................................................................
$ 264,770 $ 229,231

Russell Investment Company
Long Duration Bond Fund
See accompanying notes which are an integral part of the financial statements.
Long Duration Bond Fund 363
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2024 and October 31, 2023 were as follows:
2024 (Unaudited) 2023
Shares Dollars Shares Dollars
Class M(1)
Proceeds from shares sold 1,968 $ 15,435 6,509 $ 51,349
Proceeds from reinvestment of distributions 101 815 — —
Payments for shares redeemed (614) (4,911) (127) (962)
Net increase (decrease)
1,455 11,339 6,382 50,387
Class S(1)
Proceeds from shares sold 3,160 24,799 13,534 106,682
Proceeds from reinvestment of distributions 199 1,602 — —
Payments for shares redeemed (1,284) (10,246) (391) (2,967)
Net increase (decrease)
2,075 16,155 13,143 103,715
Class Y
Proceeds from shares sold 260 2,060 10,260 81,054
Proceeds from reinvestment of distributions 179 1,438 245 1,949
Payments for shares redeemed (685) (5,506) (2,247) (17,733)
Net increase (decrease)
(246) (2,008) 8,258 65,270
Total increase (decrease)
3,284 $ 25,486 27,783 $ 219,372
(1) For the period
September
11, 20 23 (inception date) to October 31, 2023.

See accompanying notes which are an integral part of the financial statements.
364 Long Duration Bond Fund
Russell Investment Company
Long Duration Bond Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class M
April 30, 2024* 7.40 .17 .29 .46 (.13) —
October 31, 2023(ſ) 7.89 . 33 (.82 ) (.49 ) — —
Class S
April 30, 2024* 7.40 .16 .28 .44 (.12) —
October 31, 2023(ſ) 7.89 .32 (.8 1) (.49 ) — —
Class Y
April 30, 2024* 7.40 .17 .29 .46 (.13) —
October 31, 2023 8.26 .26 (.51) (.25) (.61) —
October 31, 2022 10.13 .13 (1.47) (1.34) (.25) (.28)
October 31, 2021 10.46 .10 (.08) .02 (.05) (.30)
October 31, 2020(ȸ) 10.00 .12 .45 .57 (.11 ) —

See accompanying notes which are an integral part of the financial statements.
Long Duration Bond Fund 365
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(ǿ)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(ɯ)
%
Ratio of Expenses
to Average
Net Assets,
Net
(Ƃ)(ɯ)
%
Ratio of Net
Investment Income
to Average
Net Assets
(Ƃ)(ɯ)
%
Portfolio
Turnover Rate
(ǿ)
(.13) 7.73 6.14 60,532 .58 .34 4.23 16
— 7.40 (6.21) 47,202 .57 .31 4.37 84
(.12) 7.72 5.94 117,525 .58 .49 4.08 16
— 7.40 (6.21) 97,194 .58 .46 4.19 84
(.13) 7.73 6.16 86,713 .38 .29 4.27 16
(.61) 7.40 (3.53) 84,835 .98 .26 3.31 84
(.53) 8.26 (13.88) 26,518 1.19 .26 1.47 80
(.35) 10.13 .17 39,361 .82 .27 .99 88
(.11) 10.46 5.77 70,753 .73 .26 1.20 117

Russell Investment Company
Long Duration Bond Fund
See accompanying notes which are an integral part of the financial statements.
366 Long Duration Bond Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates as of April 30, 2024 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 20 2 4 with underlying f unds which are, or were, an affiliat-
ed company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2024, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 28,431
Administrative fees 10,136
Transfer agent fees 21,073
$ 59,640
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 10,532 $ 37,884 $ 38,374 $ (1) $ — $ 10,041 $ 280 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 267,551,959 $ 177,474 $ (7,415,161) $ (7,237,687)

Strategic Bond Fund 367
Russell Investment Company
Strategic Bond Fund
Shareholder Expense Example — April 30, 2024 (Unaudited)
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2023 to April 30, 2024 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account
values and actual expenses. You may use the information in
this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account
during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and
expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2024 $ 1,043.10 $ 1,020.64
Expenses Paid During Period* $ 4.32 $ 4.27
* Expenses are equal to the Fund's annualized expense ratio of 0.85%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2024 $ 1,039.90 $ 1,016.91
Expenses Paid During Period* $ 8.12 $ 8.02
* Expenses are equal to the Fund's annualized expense ratio of 1.60%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2024 $ 1,045.80 $ 1,022.48
Expenses Paid During Period* $ 2.44 $ 2.41
* Expenses are equal to the Fund's annualized expense ratio of 0.48%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

368 Strategic Bond Fund
Russell Investment Company
Strategic Bond Fund
Shareholder Expense Example, continued — April 30, 2024 (Unaudited)
Class R6
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2024 $ 1,045.30 $ 1,022.53
Expenses Paid During Period* $ 2.39 $ 2.36
* Expenses are equal to the Fund's annualized expense ratio of 0.47%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2024 $ 1,045.30 $ 1,021.98
Expenses Paid During Period* $ 2.95 $ 2.92
* Expenses are equal to the Fund's annualized expense ratio of 0.58%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2024 $ 1,045.50 $ 1,022.68
Expenses Paid During Period* $ 2.24 $ 2.21
* Expenses are equal to the Fund's annualized expense ratio of 0.44%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 369
Russell Investment Company
Strategic Bond Fund
Schedule of Investments — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 80.7%
Asset-Backed Securities - 3.5%
Amur Equipment Finance Receivables
X LLC
Series 2022-1A Class A2
1.640% due 10/20/27 (Þ) 2,020 1,975
Amur Equipment Finance Receivables
XI LLC
Series 2022-2A Class A2
5.300% due 06/21/28 (Þ) 3,618 3,604
Amur Equipment Finance Receivables
XII LLC
Series 2023-1A Class A2
6.090% due 12/20/29 (Þ) 5,081 5,096
Arbor Realty Commercial Real Estate
Notes, Ltd.
Series 2021-FL3 Class A
1.155% due 08/15/34 (USD 1 Month
LIBOR + 1.070%)(Ê)(Þ) 6,145 6,100
BDS, Ltd.
Series 2022-FL11 Class ATS
2.100% due 03/19/39 (CME Term
SOFR 1 Month + 1.800%)(Ê)(Þ) 11,123 11,086
CarMax Auto Owner Trust
Series 2024-1 Class D
6.000% due 07/15/30 120 119
Conseco Financial Corp.
Series 1996-4 Class M1
7.750% due 06/15/27 (~)(Ê) 241 240
Countrywide Asset-Backed Certificates
Trust
Series 2007-4 Class A4W
4.640% due 04/25/47 7,836 7,029
DLLAA LLC
Series 2023-1A Class A4
5.730% due 10/20/31 (Þ) 4,870 4,867
Greenpoint Manufactured Housing
Contract Trust
Series 2000-4 Class A3
2.190% due 08/21/31 (USD 1 Month
LIBOR + 2.000%)(Ê) 2,025 1,952
GSAA Home Equity Trust
Series 2006-S1 Class 2M2
5.850% due 08/25/34 (~)(Ê)(Þ) 375 434
Hilton Grand Vacations Trust
Series 2023-1A Class C
6.940% due 01/25/38 (Þ) 103 104
Irwin Home Equity Loan Trust
Series 2006-1 Class 2A3
6.270% due 09/25/35 (~)(Ê)(Þ) 171 170
J.G. Wentworth XLII LLC
Series 2018-2A Class B
4.700% due 10/15/77 (Þ) 54 47
J.G. Wentworth XXXIX LLC
Series 2017-2A Class B
5.090% due 09/17/74 (Þ) 128 112
Kubota Credit Owner Trust
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2024-1A Class A4
5.200% due 01/15/30 (Þ) 4,560 4,517
Lunar Structured Aircraft Portfolio
Notes
Series 2021-1 Class A
2.636% due 10/15/46 (Þ) 347 307
MF1 LLC
Series 2022-FL9 Class A
2.960% due 06/19/37 (CME Term
SOFR 1 Month + 2.150%)(Ê)(Þ) 2,220 2,223
Series 2024-FL14 Class A
7.056% due 03/19/39 (CME Term
SOFR 1 Month + 1.737%)(Ê)(Þ) 6,314 6,312
Mid-State Capital Corp. Trust
Series 2005-1 Class A
5.745% due 01/15/40 357 350
MMAF Equipment Finance LLC
Series 2024-A Class A4
5.100% due 07/13/49 (Þ) 3,160 3,101
MVW LLC
Series 2021-1WA Class C
1.940% due 01/22/41 (Þ) 206 189
Option One Mortgage Loan Trust
Series 2007-FXD1 Class 3A4
5.860% due 01/25/37 (~)(Ê) 1,525 1,439
PFS Financing Corp.
Series 2023-C Class A
5.520% due 10/16/28 (Þ) 3,987 3,973
Series 2024-A Class A
6.180% due 01/15/28 (SOFR 30 Day
Average + 0.850%)(Ê)(Þ) 380 381
Series 2024-A Class B
6.630% due 01/15/28 (SOFR 30 Day
Average + 1.300%)(Ê)(Þ) 140 140
Renew
Series 2024-1A Class A
6.208% due 11/20/59 (Þ) 859 822
Renew Financial Group LLC
Series 2023-1A Class A
5.900% due 11/20/58 (Þ) 526 497
Saluda Grade Alternative Mortgage
Trust
Series 2023-FIG3 Class A
7.067% due 08/25/53 (~)(Ê)(Þ) 1,517 1,534
Series 2023-FIG4 Class A
6.718% due 11/25/53 (~)(Ê)(Þ) 2,313 2,324
SoFi Professional Loan Program Trust
Series 2021-A Class AFX
1.030% due 08/17/43 (Þ) 96 81
Towd Point Mortgage Trust
Series 2020-MH1 Class A1
2.250% due 02/25/60 (~)(Ê)(Þ) 2,002 1,905
Woodward Capital Management LLC
Series 2024-CES1 Class A1A
6.025% due 02/25/44 (~)(Ê)(Þ) 3,541 3,522
76,552

See accompanying notes which are an integral part of the financial statements.
370 Strategic Bond Fund
Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Corporate Bonds and Notes - 23.0%
3M Co.
3.625% due 10/15/47 810 574
AbbVie, Inc.
5.050% due 03/15/34 360 351
5.350% due 03/15/44 130 126
5.400% due 03/15/54 320 310
5.500% due 03/15/64 110 106
Series WI
3.200% due 11/21/29 560 505
4.050% due 11/21/39 420 356
Africa Finance Corp.
3.125% due 06/16/25 (Þ) 2,500 2,405
Series REGS
4.375% due 04/17/26 (Þ) 1,158 1,115
African Export-Import Bank (The)
2.634% due 05/17/26 (Þ) 470 437
Aircastle, Ltd.
5.250% due 08/11/25 (Þ) 950 938
2.850% due 01/26/28 (Þ) 3,397 3,027
Alabama Power Co.
5.850% due 11/15/33 180 184
Alaska Airlines Pass-Through Trust
4.800% due 08/15/27 (Þ) 160 155
Albertsons Cos., Inc. / Safeway, Inc.
/ New Albertsons, LP / Albertson's
LLC
5.875% due 02/15/28 (Þ) 370 363
Alexandria Real Estate Equities, Inc.
2.000% due 05/18/32 300 229
3.000% due 05/18/51 380 224
Altria Group, Inc.
4.800% due 02/14/29 92 89
2.450% due 02/04/32 2,544 2,008
3.400% due 02/04/41 230 161
3.875% due 09/16/46 210 149
5.950% due 02/14/49 577 557
Amazon.com, Inc.
3.950% due 04/13/52 270 213
Series WI
3.875% due 08/22/37 110 95
Amcor PLC
Series WI
3.625% due 04/28/26 2,000 1,917
American Airlines Group, Inc.
5.500% due 04/20/26 (Þ) 333 329
8.500% due 05/15/29 (Þ) 170 177
American Airlines, Inc. Pass-Through
Certificates Trust
Series A
2.875% due 07/11/34 2,582 2,156
Series AA
3.575% due 01/15/28 1,722 1,611
Series AA Class AA
3.650% due 02/15/29 7,652 7,100
American Express Co.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.338% due 10/30/26 (SOFR +
1.330%)(Ê) 2,220 2,238
5.532% due 04/25/30 (SOFR +
1.090%)(Ê) 320 319
5.915% due 04/25/35 (SOFR +
1.630%)(Ê) 260 259
3.550% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.854%)(Ê)(ƒ) 80 73
American Honda Finance Corp.
Series GMTN
4.900% due 01/10/34 460 438
American Tower Trust #1
5.490% due 03/15/28 (Þ) 4,095 4,077
American Transmission Systems, Inc.
2.650% due 01/15/32 (Þ) 110 89
Americo Life, Inc.
3.450% due 04/15/31 (Þ) 430 331
Ameriprise Financial, Inc.
5.150% due 05/15/33 370 362
AmFam Holdings, Inc.
2.805% due 03/11/31 (Þ) 260 195
3.833% due 03/11/51 (Þ) 220 125
Amgen, Inc.
4.400% due 05/01/45 180 148
5.650% due 03/02/53 340 326
5.750% due 03/02/63 210 201
Series WI
4.663% due 06/15/51 100 83
Analog Devices, Inc.
5.300% due 04/01/54 220 209
Antero Midstream Partners, LP / Antero
Midstream Finance Corp.
7.875% due 05/15/26 (Þ) 180 183
Aon Corp.
5.450% due 03/01/34 650 636
5.750% due 03/01/54 260 251
Apache Corp.
7.750% due 12/15/29 10 11
4.250% due 01/15/44 120 83
Ares Capital Corp.
2.150% due 07/15/26 1,138 1,045
AT&T, Inc.
6.950% due 01/15/28 950 964
4.500% due 05/15/35 130 117
4.800% due 06/15/44 251 213
Series WI
2.550% due 12/01/33 120 93
6.375% due 03/01/41 140 143
3.500% due 09/15/53 120 79
3.550% due 09/15/55 10 7
3.800% due 12/01/57 640 432
Athene Holding, Ltd.
6.250% due 04/01/54 350 340
Bank of America Corp.

See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 371
Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.197% due 10/24/26 (SOFR +
1.010%)(Ê) 3,912 3,654
4.376% due 04/27/28 (SOFR +
1.580%)(Ê) 70 68
2.687% due 04/22/32 (SOFR +
1.320%)(Ê) 640 527
2.299% due 07/21/32 (SOFR +
1.220%)(Ê) 590 470
2.972% due 02/04/33 (SOFR +
1.330%)(Ê) 900 743
4.571% due 04/27/33 (SOFR +
1.830%)(Ê) 390 360
5.468% due 01/23/35 (SOFR +
1.650%)(Ê) 70 68
2.482% due 09/21/36 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.200%)(Ê) 870 680
3.311% due 04/22/42 (SOFR +
1.580%)(Ê) 180 132
Series MTN
4.271% due 07/23/29 (CME Term
SOFR 3 Month + 1.572%)(Ê) 80 76
3.974% due 02/07/30 (CME Term
SOFR 3 Month + 1.472%)(Ê) 70 65
2.884% due 10/22/30 (CME Term
SOFR 3 Month + 1.452%)(Ê) 200 174
1.922% due 10/24/31 (SOFR +
1.370%)(Ê) 840 668
2.676% due 06/19/41 (SOFR +
1.930%)(Ê) 10 7
4.330% due 03/15/50 (CME Term
SOFR 3 Month + 1.782%)(Ê) 10 8
Barings BDC, Inc.
Series WI
3.300% due 11/23/26 4,538 4,138
BAT Capital Corp.
Series WI
3.557% due 08/15/27 56 53
Bath & Body Works, Inc.
6.950% due 03/01/33 234 226
Bayer US Finance II LLC
6.650% due 02/15/28 (Þ) 2,239 2,280
Becton Dickinson and Co.
4.685% due 12/15/44 70 60
Belo Corp.
7.250% due 09/15/27 561 567
Berry Global, Inc.
4.875% due 07/15/26 (Þ) 3,955 3,870
Berry Petroleum Corp.
7.000% due 02/15/26 (Þ) 520 515
BlackRock TCP Capital Corp.
2.850% due 02/09/26 4,451 4,167
BlackRock, Inc.
5.000% due 03/14/34 360 350
Blackstone Holdings Finance Co. LLC
6.200% due 04/22/33 (Þ) 130 133
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Block Financial LLC
5.250% due 10/01/25 509 504
Blue Owl Capital Corp.
2.625% due 01/15/27 2,620 2,381
Blue Racer Midstream LLC / Blue
Racer Finance Corp.
7.625% due 12/15/25 (Þ) 420 422
6.625% due 07/15/26 (Þ) 300 298
Boeing Co. (The)
2.196% due 02/04/26 220 205
2.700% due 02/01/27 100 91
2.800% due 03/01/27 150 137
6.528% due 05/01/34 (Þ) 440 443
3.250% due 02/01/35 90 68
5.705% due 05/01/40 220 200
3.750% due 02/01/50 40 26
3.950% due 08/01/59 190 119
Bon Secours Mercy Health, Inc.
3.464% due 06/01/30 120 109
Boston Gas Co.
3.150% due 08/01/27 (Þ) 272 249
BP Capital Markets America, Inc.
3.000% due 02/24/50 280 180
BP Capital Markets PLC
6.450% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.153%)(Ê)(ƒ) 400 404
Brandywine Operating Partnership, LP
3.950% due 11/15/27 1,428 1,278
4.550% due 10/01/29 166 142
Brighthouse Financial, Inc.
Series WI
4.700% due 06/22/47 2,559 1,946
Brightsphere Investment Group, Inc.
4.800% due 07/27/26 160 154
Bristol-Myers Squibb Co.
2.350% due 11/13/40 110 71
5.500% due 02/22/44 80 78
5.550% due 02/22/54 350 338
5.650% due 02/22/64 120 115
Series WI
3.900% due 02/20/28 1,305 1,246
Broadcom, Inc.
3.187% due 11/15/36 (Þ) 470 360
Series WI
3.875% due 01/15/27 1,896 1,819
Brunswick Corp.
5.100% due 04/01/52 682 522
Buckeye Partners, LP
3.950% due 12/01/26 1,406 1,324
4.125% due 12/01/27 316 294
5.850% due 11/15/43 136 115
Burlington Northern Santa Fe LLC
4.400% due 03/15/42 160 137
Cameron LNG LLC
3.701% due 01/15/39 (Þ) 80 63

See accompanying notes which are an integral part of the financial statements.
372 Strategic Bond Fund
Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Campbell Soup Co.
4.150% due 03/15/28 2,525 2,405
3.125% due 04/24/50 1,983 1,247
Capital One Financial Corp.
4.927% due 05/10/28 (SOFR +
2.057%)(Ê) 3,546 3,461
Cardinal Health, Inc.
5.450% due 02/15/34 470 461
Carrier Global Corp.
Series WI
2.700% due 02/15/31 20 17
5.900% due 03/15/34 320 327
3.577% due 04/05/50 100 71
CDW LLC / CDW Finance Corp.
3.250% due 02/15/29 3,687 3,282
Cencora, Inc.
5.125% due 02/15/34 440 425
Centene Corp.
Series WI
4.250% due 12/15/27 170 160
4.625% due 12/15/29 150 140
3.375% due 02/15/30 90 78
CenterPoint Energy Houston Electric
LLC
4.950% due 04/01/33 210 201
4.500% due 04/01/44 340 287
5.300% due 04/01/53 20 19
CF Industries, Inc.
4.500% due 12/01/26 (Þ) 2,401 2,323
4.950% due 06/01/43 685 587
Charles Schwab Corp. (The)
5.853% due 05/19/34 (SOFR +
2.500%)(Ê) 150 149
6.136% due 08/24/34 (SOFR +
2.010%)(Ê) 370 375
Series G
5.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.971%)(Ê)(ƒ) 580 574
Series H
4.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 3.079%)(Ê)(ƒ) 370 301
Charter Communications Operating
LLC / Charter Communications
Operating Capital
6.150% due 11/10/26 3,587 3,596
2.250% due 01/15/29 240 200
5.050% due 03/30/29 10 9
3.500% due 06/01/41 160 102
3.500% due 03/01/42 260 164
3.850% due 04/01/61 80 45
3.950% due 06/30/62 80 45
Series WI
6.384% due 10/23/35 70 66
6.484% due 10/23/45 60 53
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.834% due 10/23/55 80 73
Cheniere Corpus Christi Holdings LLC
Series WI
5.125% due 06/30/27 2,169 2,138
Cheniere Energy Partners, LP
Series WI
3.250% due 01/31/32 160 134
Cheniere Energy, Inc.
Series WI
4.625% due 10/15/28 1,435 1,372
Chesapeake Energy Corp.
5.500% due 02/01/26 (Þ) 880 869
6.750% due 04/15/29 (Þ) 410 410
Chord Energy Corp.
6.375% due 06/01/26 (Þ) 200 200
Cigna Corp.
2.400% due 03/15/30 79 67
3.200% due 03/15/40 150 108
Series WI
4.375% due 10/15/28 390 373
4.800% due 08/15/38 70 63
Cigna Group (The)
5.600% due 02/15/54 90 85
Cimarex Energy Co.
4.375% due 03/15/29 500 433
Citigroup, Inc.
3.106% due 04/08/26 (SOFR +
2.842%)(Ê) 90 88
3.980% due 03/20/30 (CME Term
SOFR 3 Month + 1.600%)(Ê) 300 278
2.976% due 11/05/30 (SOFR +
1.422%)(Ê) 140 122
2.572% due 06/03/31 (SOFR +
2.107%)(Ê) 340 284
2.561% due 05/01/32 (SOFR +
1.167%)(Ê) 180 147
8.125% due 07/15/39 195 238
Series BKNT
5.570% due 04/30/34 300 299
Series VAR
3.070% due 02/24/28 (SOFR +
1.280%)(Ê) 3,937 3,674
Citizens Financial Group, Inc.
6.645% due 04/25/35 (SOFR +
2.325%)(Ê) 150 150
Clorox Co. (The)
1.800% due 05/15/30 240 196
CMS Energy Corp.
3.750% due 12/01/50 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.900%)(Ê) 1,114 903
Columbia Pipelines Holding Co. LLC
6.055% due 08/15/26 (Þ) 80 80
6.042% due 08/15/28 (Þ) 1,687 1,702
Columbia Pipelines Operating Co. LLC

See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 373
Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.036% due 11/15/33 (Þ) 320 321
Comcast Corp.
3.400% due 04/01/30 130 117
7.050% due 03/15/33 410 451
3.200% due 07/15/36 2,585 2,033
3.250% due 11/01/39 50 37
3.750% due 04/01/40 20 16
3.400% due 07/15/46 50 35
4.000% due 03/01/48 90 69
Series WI
2.887% due 11/01/51 153 93
2.937% due 11/01/56 109 64
2.987% due 11/01/63 284 162
Comerica, Inc.
3.800% due 07/22/26 2,331 2,208
5.982% due 01/30/30 (SOFR +
2.155%)(Ê) 510 495
CommonSpirit Health
2.782% due 10/01/30 100 85
5.318% due 12/01/34 600 579
3.910% due 10/01/50 150 110
Commonwealth Edison Co.
6.450% due 01/15/38 270 284
Conagra Brands, Inc.
4.600% due 11/01/25 2,759 2,710
ConocoPhillips Co.
5.050% due 09/15/33 360 351
Constellation Brands, Inc.
3.500% due 05/09/27 2,289 2,162
Constellation Energy Generation LLC
6.125% due 01/15/34 140 143
Consumers Energy Co.
2.500% due 05/01/60 64 34
Continental Resources, Inc.
2.268% due 11/15/26 (Þ) 300 275
2.875% due 04/01/32 (Þ) 160 128
Series WI
4.375% due 01/15/28 130 124
Coterra Energy, Inc.
Series WI
4.375% due 03/15/29 120 113
Crane NXT Co.
4.200% due 03/15/48 375 257
Crown Cork & Seal Co., Inc.
7.375% due 12/15/26 900 929
CVS Health Corp.
3.625% due 04/01/27 150 143
4.300% due 03/25/28 91 87
3.250% due 08/15/29 175 157
5.250% due 01/30/31 420 412
2.125% due 09/15/31 260 206
4.780% due 03/25/38 2,841 2,501
4.125% due 04/01/40 100 80
Darden Restaurants, Inc.
4.550% due 02/15/48 683 533
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
DCP Midstream Operating, LP
5.625% due 07/15/27 2,130 2,133
3.250% due 02/15/32 210 177
6.450% due 11/03/36 (Þ) 200 205
Dell International LLC / EMC Corp.
Series WI
8.100% due 07/15/36 130 151
Delta Air Lines, Inc.
7.375% due 01/15/26 120 123
3.750% due 10/28/29 70 63
Delta Air Lines, Inc. / SkyMiles IP, Ltd.
4.500% due 10/20/25 (Þ) 280 276
4.750% due 10/20/28 (Þ) 3,877 3,753
Devon Energy Corp.
5.850% due 12/15/25 210 210
7.875% due 09/30/31 20 22
5.600% due 07/15/41 220 203
5.000% due 06/15/45 846 715
Series WI
5.250% due 10/15/27 91 90
5.875% due 06/15/28 419 420
4.500% due 01/15/30 120 113
Diamondback Energy, Inc.
5.200% due 04/18/27 370 367
4.400% due 03/24/51 240 190
Discover Bank
Series BKNT
3.450% due 07/27/26 1,971 1,862
Discover Financial Services
4.100% due 02/09/27 2,279 2,173
Dollar General Corp.
4.125% due 04/03/50 692 510
Dominion Energy, Inc.
Series C
3.375% due 04/01/30 190 168
DPL, Inc.
Series AI
4.350% due 04/15/29 499 450
Dresdner Funding Trust I
8.151% due 06/30/31 (Þ) 1,355 1,459
DTE Energy Co.
2.850% due 10/01/26 1,950 1,832
Duke Energy Carolinas LLC
4.950% due 01/15/33 70 67
6.100% due 06/01/37 420 426
Duke Energy Corp.
5.000% due 08/15/52 2,905 2,481
Duke Energy Florida LLC
5.875% due 11/15/33 370 378
6.200% due 11/15/53 567 591
Duke Energy Indiana LLC
5.400% due 04/01/53 170 157
Series YYY
3.250% due 10/01/49 290 191
Duke Energy Ohio, Inc.

See accompanying notes which are an integral part of the financial statements.
374 Strategic Bond Fund
Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.125% due 06/01/30 100 83
5.250% due 04/01/33 70 68
Duke Energy Progress LLC
5.100% due 03/15/34 300 290
Edison International
5.750% due 06/15/27 3,500 3,500
Series A
5.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.698%)(Ê)(ƒ) 910 872
Series B
5.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.901%)(Ê)(ƒ)(Ñ) 310 291
El Paso Natural Gas Co. LLC
7.500% due 11/15/26 740 769
Elevance Health, Inc.
4.100% due 05/15/32 270 245
4.375% due 12/01/47 40 32
Eli Lilly & Co.
4.700% due 02/09/34 200 191
5.000% due 02/09/54 290 270
4.950% due 02/27/63 120 108
Embarq Corp.
7.995% due 06/01/36 544 223
Enbridge Energy Partners, LP
7.375% due 10/15/45 1,707 1,903
Endeavor Energy Resources, LP / EER
Finance, Inc.
5.750% due 01/30/28 (Þ) 120 122
Energy Transfer Operating, LP
6.400% due 12/01/30 660 680
7.375% due 02/01/31 (Þ) 50 52
5.550% due 05/15/34 110 107
5.950% due 05/15/54 420 396
8.000% due 05/15/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.020%)(Ê) 90 93
Energy Transfer, LP
6.000% due 02/01/29 (Þ) 1,950 1,947
8.250% due 11/15/29 260 289
3.750% due 05/15/30 380 343
5.300% due 04/01/44 20 18
6.250% due 04/15/49 80 78
Series F
6.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.134%)(Ê)(ƒ) 870 849
Series G
7.125% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.306%)(Ê)(ƒ) 170 163
Series H
6.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.694%)(Ê)(ƒ) 190 184
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Enterprise Products Operating LLC
4.150% due 10/16/28 300 287
7.550% due 04/15/38 40 46
5.700% due 02/15/42 140 137
4.850% due 03/15/44 90 79
3.700% due 01/31/51 150 108
3.300% due 02/15/53 70 46
5.375% due 02/15/78 (CME Term
SOFR 3 Month + 2.832%)(Ê) 750 695
Series D
6.875% due 03/01/33 410 447
8.573% due 08/16/77 (CME Term
SOFR 3 Month + 3.248%)(Ê) 250 249
Series E
5.250% due 08/16/77 (CME Term
SOFR 3 Month + 3.295%)(Ê) 3,849 3,610
EOG Resources, Inc.
4.375% due 04/15/30 120 115
4.950% due 04/15/50 10 9
EPR Properties Co.
4.750% due 12/15/26 1,449 1,390
4.500% due 06/01/27 2,539 2,393
EQM Midstream Partners, LP
7.500% due 06/01/27 (Þ) 100 102
Series 30Y
6.500% due 07/15/48 961 948
EQT Corp.
3.125% due 05/15/26 (Þ) 250 236
3.900% due 10/01/27 140 132
3.625% due 05/15/31 (Þ) 70 61
Equifax, Inc.
2.350% due 09/15/31 170 136
Esab Corp.
6.250% due 04/15/29 (Þ) 160 159
Evergy Kansas Central, Inc.
5.900% due 11/15/33 190 192
Extra Space Storage, LP
3.900% due 04/01/29 130 120
Exxon Mobil Corp.
4.114% due 03/01/46 130 106
4.327% due 03/19/50 60 50
F&G Annuities & Life, Inc.
Series WI
7.400% due 01/13/28 2,130 2,189
Fifth Third Bancorp
Series BKNT
3.850% due 03/15/26 2,141 2,057
FirstEnergy Corp.
Series A
1.600% due 01/15/26 343 319
Series B
3.900% due 07/15/27 1,141 1,075
2.250% due 09/01/30 371 300
Series C
4.850% due 07/15/47 894 743

See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 375
Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.400% due 03/01/50 892 572
Florida Gas Transmission Co. LLC
2.300% due 10/01/31 (Þ) 800 631
Florida Power & Light Co.
3.150% due 10/01/49 150 99
Flowers Foods, Inc.
2.400% due 03/15/31 2,717 2,207
Fluor Corp.
4.250% due 09/15/28 1,202 1,121
Ford Motor Co.
4.750% due 01/15/43 170 134
7.400% due 11/01/46 1,236 1,306
Ford Motor Credit Co. LLC
5.125% due 06/16/25 540 534
6.950% due 03/06/26 360 365
4.125% due 08/17/27 280 263
7.122% due 11/07/33 580 604
Fox Corp.
6.500% due 10/13/33 290 298
Series WI
5.476% due 01/25/39 180 165
Freeport-McMoRan, Inc.
5.400% due 11/14/34 300 289
Frontier Communications Corp.
Series E
6.860% due 02/01/28 516 489
Series G
6.730% due 02/15/28 221 208
FS KKR Capital Corp.
3.400% due 01/15/26 2,811 2,658
2.625% due 01/15/27 1,117 1,005
Full House Resorts
8.250% due 02/15/28 (Þ) 80 76
General Dynamics Corp.
4.250% due 04/01/40 260 224
4.250% due 04/01/50 80 66
General Motors Co.
6.125% due 10/01/25 310 311
5.600% due 10/15/32 (Ñ) 210 206
6.250% due 10/02/43 100 97
5.200% due 04/01/45 1,579 1,352
6.750% due 04/01/46 40 41
Genting New York LLC
3.300% due 02/15/26 (Þ) 1,060 1,014
Genworth Holdings, Inc.
6.500% due 06/15/34 730 681
Georgia Power Co.
5.250% due 03/15/34 530 516
GFL Environmental, Inc. 2023 First
Lien Term Loan
7.826% due 05/31/27 (USD 3 Month
LIBOR  + 2.500%)(Ê) 42 42
Gilead Sciences, Inc.
5.650% due 12/01/41 110 108
Global Atlantic Fin Co.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.750% due 03/15/54 (Þ) 200 194
Global Marine, Inc.
7.000% due 06/01/28 522 479
GLP Capital, LP / GLP Financing II,
Inc.
5.375% due 04/15/26 4,252 4,198
Goldman Sachs BDC, Inc.
2.875% due 01/15/26 2,011 1,914
Goldman Sachs Group, Inc. (The)
5.798% due 08/10/26 (SOFR +
1.075%)(Ê) 3,992 3,990
4.223% due 05/01/29 (CME Term
SOFR 3 Month + 1.563%)(Ê) 120 114
5.851% due 04/25/35 (SOFR +
1.552%)(Ê) 780 780
Series DMTN
2.383% due 07/21/32 (SOFR +
1.248%)(Ê) 1,270 1,016
Series W
7.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.156%)(Ê)(ƒ) 130 135
Golub Capital BDC, Inc.
2.500% due 08/24/26 3,162 2,894
Goodyear Tire & Rubber Co. (The)
7.000% due 03/15/28 202 204
H.B. Fuller Co.
4.000% due 02/15/27 668 636
Harley-Davidson Financial Services,
Inc.
3.050% due 02/14/27 (Þ) 3,806 3,525
Hasbro, Inc.
3.550% due 11/19/26 3,189 3,021
HCA, Inc.
4.500% due 02/15/27 2,203 2,135
5.500% due 06/01/33 200 194
5.600% due 04/01/34 290 283
5.125% due 06/15/39 120 108
3.500% due 07/15/51 3,103 2,014
Heico Corp.
5.250% due 08/01/28 220 218
Hercules Capital, Inc.
2.625% due 09/16/26 2,318 2,098
3.375% due 01/20/27 316 288
Hillenbrand, Inc.
4.500% due 09/15/26 965 942
Hilton Domestic Operating Co., Inc.
6.125% due 04/01/32 (Þ) 150 148
Home Depot, Inc. (The)
3.300% due 04/15/40 120 91
Honeywell International, Inc.
5.000% due 03/01/35 350 340
5.250% due 03/01/54 410 389
Howmet Aerospace, Inc.
6.750% due 01/15/28 2,267 2,341
Hudson Pacific Properties, Inc.

See accompanying notes which are an integral part of the financial statements.
376 Strategic Bond Fund
Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.950% due 11/01/27 562 496
5.950% due 02/15/28 209 191
4.650% due 04/01/29 520 438
3.250% due 01/15/30 348 264
Humana, Inc.
5.875% due 03/01/33 190 190
8.150% due 06/15/38 1,841 2,132
4.625% due 12/01/42 80 66
4.950% due 10/01/44 50 43
Hyundai Capital America
5.400% due 01/08/31 (Þ) 340 332
ILFC E-Capital Trust I
7.145% due 12/21/65 (CME Term
SOFR 3 Month + 1.812%)(Ê)(Þ) 650 513
ILFC E-Capital Trust II
7.395% due 12/21/65 (CME Term
SOFR 3 Month + 2.062%)(Ê)(Þ) 750 603
Ingersoll Rand, Inc.
5.700% due 08/14/33 210 209
Intel Corp.
2.800% due 08/12/41 100 67
4.900% due 08/05/52 120 103
3.200% due 08/12/61 190 113
Intercontinental Exchange, Inc.
4.600% due 03/15/33 70 65
4.950% due 06/15/52 10 9
International Flavors & Fragrances, Inc.
2.300% due 11/01/30 (Þ) 4,746 3,849
Interstate Power and Light Co.
5.700% due 10/15/33 250 249
Invitation Homes, Inc.
4.150% due 04/15/32 130 116
Jabil Circuit, Inc.
5.450% due 02/01/29 160 158
Jane Street Group / JSG Finance Inc
7.125% due 04/30/31 (Þ) 380 382
JBS USA LUX SA / JBS USA Food Co.
/ JBS Luxembourg SARL
7.250% due 11/15/53 (Þ) 328 337
JBS USA LUX SA / JBS USA Food Co.
/ JBS USA Finance, Inc.
Series WI
2.500% due 01/15/27 742 680
6.500% due 12/01/52 532 504
Jersey Central Power & Light Co.
4.300% due 01/15/26 (Þ) 1,828 1,779
JetBlue Airways Corp.
Series 1A
4.000% due 11/15/32 4,264 3,886
Series 2019
2.750% due 05/15/32 5,305 4,475
JM Smucker Co. (The)
6.200% due 11/15/33 370 382
JPMorgan Chase & Co.
4.203% due 07/23/29 (CME Term
SOFR 3 Month + 1.522%)(Ê) 50 47
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
8.750% due 09/01/30 320 371
2.522% due 04/22/31 (SOFR +
2.040%)(Ê) 170 143
2.956% due 05/13/31 (CME Term
SOFR 3 Month + 2.515%)(Ê) 450 385
1.953% due 02/04/32 (SOFR +
1.065%)(Ê) 350 278
2.545% due 11/08/32 (SOFR +
1.180%)(Ê) 20 16
4.586% due 04/26/33 (SOFR +
1.800%)(Ê) 310 289
6.254% due 10/23/34 (SOFR +
1.810%)(Ê) 120 124
5.766% due 04/22/35 (SOFR +
1.490%)(Ê) 950 951
4.260% due 02/22/48 (CME Term
SOFR 3 Month + 1.842%)(Ê) 80 65
3.328% due 04/22/52 (SOFR +
1.580%)(Ê) 110 75
Series KK
3.650% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.850%)(Ê)(ƒ) 180 168
Series VAR
2.947% due 02/24/28 (SOFR +
1.170%)(Ê) 4,317 4,018
Kaiser Foundation Hospitals
4.150% due 05/01/47 130 105
Series 2019
3.266% due 11/01/49 90 63
Series 2021
2.810% due 06/01/41 200 140
3.002% due 06/01/51 70 45
Kenvue, Inc.
Series WI
5.050% due 03/22/53 70 65
5.200% due 03/22/63 90 83
KeyCorp
4.700% due 01/26/26 2,166 2,108
2.250% due 04/06/27 2,518 2,252
Series BKNT
4.150% due 08/08/25 (Ñ) 1,195 1,160
Kimco Realty Corp.
2.250% due 12/01/31 430 337
Kinder Morgan Energy Partners, LP
7.300% due 08/15/33 2,049 2,239
KKR Group Finance Co. II LLC
5.500% due 02/01/43 (Þ) 30 28
KLA Corp.
4.650% due 07/15/32 200 191
4.950% due 07/15/52 50 45
Kohl's Corp.
4.625% due 05/01/31 1,545 1,274
5.550% due 07/17/45 80 55
Kyndryl Holdings, Inc.
Series WI

See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 377
Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.150% due 10/15/31 510 416
4.100% due 10/15/41 180 132
L Brands, Inc.
7.600% due 07/15/37 65 62
L3Harris Technologies, Inc.
2.900% due 12/15/29 380 331
5.400% due 07/31/33 340 331
Lam Research Corp.
1.900% due 06/15/30 230 190
Las Vegas Sands Corp.
2.900% due 06/25/25 680 654
3.900% due 08/08/29 4,136 3,691
Lehman Brothers Holdings, Inc.
7.000% due 09/27/27 (Æ)(Ø) 734 —
6.875% due 05/02/49 (Æ)(Ø) 681 —
6.625% due 12/31/49 (Æ)(Ø) 455 —
Lennar Corp.
Series WI
5.000% due 06/15/27 20 20
Lennox International, Inc.
1.700% due 08/01/27 230 204
Level 3 Financing, Inc.
10.500% due 05/15/30 (Þ) 172 170
Liberty Mutual Group, Inc.
7.800% due 03/15/37 (Þ) 218 227
Lithia Motors, Inc.
3.875% due 06/01/29 (Þ) 120 106
Lockheed Martin Corp.
4.500% due 02/15/29 390 379
3.900% due 06/15/32 130 119
4.800% due 08/15/34 690 660
4.500% due 05/15/36 100 91
4.150% due 06/15/53 70 55
Lowe's Cos., Inc.
2.800% due 09/15/41 130 88
3.000% due 10/15/50 803 493
LPL Holdings, Inc.
6.750% due 11/17/28 240 247
Macy's Retail Holdings, Inc.
4.500% due 12/15/34 508 433
6.375% due 03/15/37 50 45
5.125% due 01/15/42 118 99
4.300% due 02/15/43 449 355
Main Street Capital Corp.
3.000% due 07/14/26 1,120 1,043
Manufacturers & Traders Trust Co.
4.650% due 01/27/26 3,244 3,159
Mars, Inc.
2.375% due 07/16/40 (Þ) 390 257
Marsh & McLennan Cos., Inc.
2.375% due 12/15/31 180 146
Massachusetts Mutual Life Insurance
Co.
3.375% due 04/15/50 (Þ) 120 79
Mastercard, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.850% due 03/26/50 110 85
Mattel, Inc.
3.375% due 04/01/26 (Þ) 4,116 3,919
MBIA, Inc.
5.700% due 12/01/34 299 264
McDonald's Corp.
5.450% due 08/14/53 490 467
Series MTN
4.450% due 03/01/47 100 82
4.450% due 09/01/48 90 75
Medline Borrower, LP
6.250% due 04/01/29 (Þ) 380 378
Merck & Co., Inc.
2.350% due 06/24/40 100 67
Mercury General Corp.
4.400% due 03/15/27 2,320 2,211
Metropolitan Edison Co.
5.200% due 04/01/28 (Þ) 240 237
Micron Technology, Inc.
2.703% due 04/15/32 180 146
MidAmerican Energy Co.
3.650% due 04/15/29 120 111
3.150% due 04/15/50 140 91
Mileage Plus Holdings LLC / Mileage
Plus Intellectual Property Assets,
Ltd.
6.500% due 06/20/27 (Þ) 267 267
Mondelez International, Inc.
1.250% due 09/24/26 (Þ) 358 324
2.625% due 09/04/50 70 41
Monongahela Power Co.
5.850% due 02/15/34 (Þ) 590 588
Morgan Stanley
2.188% due 04/28/26 (SOFR +
1.990%)(Ê) 130 125
4.679% due 07/17/26 (SOFR +
1.669%)(Ê) 2,589 2,555
1.593% due 05/04/27 (SOFR +
0.879%)(Ê) 220 203
6.342% due 10/18/33 (SOFR +
2.560%)(Ê) 180 187
5.424% due 07/21/34 (SOFR +
1.880%)(Ê) 30 29
5.831% due 04/19/35 (SOFR +
1.580%)(Ê) 310 310
2.484% due 09/16/36 (SOFR +
1.360%)(Ê) 410 316
5.297% due 04/20/37 (SOFR +
2.620%)(Ê) 510 478
5.948% due 01/19/38 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.430%)(Ê) 50 49
5.942% due 02/07/39 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.800%)(Ê) 360 346

See accompanying notes which are an integral part of the financial statements.
378 Strategic Bond Fund
Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.217% due 04/22/42 (SOFR +
1.485%)(Ê) 250 181
Series GMTN
4.431% due 01/23/30 (CME Term
SOFR 3 Month + 1.890%)(Ê) 40 38
2.239% due 07/21/32 (SOFR +
1.178%)(Ê) 170 135
Series MTN
3.622% due 04/01/31 (SOFR +
3.120%)(Ê) 30 27
Morgan Stanley Bank NA
5.449% due 07/20/29 (SOFR +
1.630%)(Ê) 340 338
Morgan Stanley Direct Lending Fund
Series WI
4.500% due 02/11/27 1,039 1,000
MPLX, LP
4.000% due 03/15/28 4,419 4,189
4.800% due 02/15/29 20 19
4.500% due 04/15/38 30 26
4.700% due 04/15/48 150 123
Murphy Oil Corp.
7.050% due 05/01/29 267 276
5.875% due 12/01/42 289 255
National Fuel Gas Co.
5.500% due 10/01/26 2,746 2,724
Navient Corp.
Series MTN
5.625% due 08/01/33 460 365
NBCUniversal Media LLC
4.450% due 01/15/43 19 16
New York Life Global Funding
4.550% due 01/28/33 (Þ) 220 206
New York Life Insurance Co.
3.750% due 05/15/50 (Þ) 150 109
Newell Brands, Inc.
5.375% due 04/01/36 2,176 1,900
5.500% due 04/01/46 469 381
NGPL PipeCo LLC
7.768% due 12/15/37 (Þ) 2,298 2,506
Nissan Motor Acceptance Co. LLC
1.850% due 09/16/26 (Þ) 70 63
Nissan Motor Acceptance Corp.
2.000% due 03/09/26 (Þ) 215 198
NMI Holdings, Inc.
7.375% due 06/01/25 (Þ) 180 181
Nordstrom, Inc.
6.950% due 03/15/28 199 197
4.375% due 04/01/30 161 144
5.000% due 01/15/44 927 704
Series WI
4.250% due 08/01/31 1,249 1,077
Norfolk Southern Corp.
5.550% due 03/15/34 350 351
Northrop Grumman Corp.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.150% due 05/01/40 210 197
5.050% due 11/15/40 70 65
5.250% due 05/01/50 110 102
Northwest Pipeline LLC
7.125% due 12/01/25 620 625
Series WI
4.000% due 04/01/27 200 192
Northwestern Mutual Life Insurance
Co. (The)
3.450% due 03/30/51 (Þ) 310 210
3.625% due 09/30/59 (Þ) 280 183
NRG Energy, Inc.
2.450% due 12/02/27 (Þ) 2,276 2,030
Nuveen LLC
4.000% due 11/01/28 (Þ) 100 95
5.550% due 01/15/30 (Þ) 210 208
5.850% due 04/15/34 (Þ) 300 296
Oaktree Specialty Lending Corp.
2.700% due 01/15/27 4,065 3,649
Occidental Petroleum Corp.
5.550% due 03/15/26 160 159
3.400% due 04/15/26 272 260
7.875% due 09/15/31 250 278
7.950% due 06/15/39 170 192
6.200% due 03/15/40 4,075 4,033
4.625% due 06/15/45 90 69
4.400% due 04/15/46 80 62
4.100% due 02/15/47 10 7
Ohio Edison Co.
5.500% due 01/15/33 (Þ) 220 213
Omega Healthcare Investors, Inc.
4.750% due 01/15/28 1,332 1,265
Series WI
4.500% due 04/01/27 2,412 2,313
Oncor Electric Delivery Co. LLC
3.100% due 09/15/49 180 117
Series WI
4.150% due 06/01/32 170 155
5.650% due 11/15/33 240 241
ONEOK, Inc.
6.050% due 09/01/33 720 728
6.625% due 09/01/53 440 459
Oracle Corp.
3.900% due 05/15/35 2,532 2,137
4.000% due 07/15/46 170 126
6.900% due 11/09/52 120 130
5.550% due 02/06/53 840 772
Owens Corning Co.
4.400% due 01/30/48 5,270 4,149
Pacific Gas and Electric Co.
3.150% due 01/01/26 2,670 2,553
3.300% due 03/15/27 1,273 1,194
2.100% due 08/01/27 70 62
2.500% due 02/01/31 160 130
6.950% due 03/15/34 460 486

See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 379
Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.800% due 05/15/34 280 273
3.300% due 08/01/40 60 42
4.750% due 02/15/44 230 186
4.950% due 07/01/50 210 171
3.500% due 08/01/50 70 45
6.700% due 04/01/53 180 185
PacifiCorp
5.450% due 02/15/34 790 759
Park-Ohio Industries, Inc.
Series WI
6.625% due 04/15/27 370 352
Parsley Energy LLC / Parsley Finance
Corp.
4.125% due 02/15/28 (Þ) 50 47
PayPal Holdings, Inc.
2.300% due 06/01/30 250 211
3.250% due 06/01/50 80 53
5.250% due 06/01/62 50 45
Pennsylvania Electric Co.
5.150% due 03/30/26 (Þ) 1,933 1,905
Penske Truck Leasing Co., LP / PTL
Finance Corp.
3.400% due 11/15/26 (Þ) 739 698
Permian Resources Corp.
5.375% due 01/15/26 (Þ) 310 306
Perrigo Finance Unlimited Co.
4.900% due 12/15/44 211 166
Pfizer, Inc.
5.110% due 05/19/43 580 540
5.300% due 05/19/53 340 317
5.340% due 05/19/63 80 73
PG&E Wildfire Recovery Funding LLC
Series A-3
5.081% due 06/01/41 200 189
Series A-4
5.212% due 12/01/47 90 84
Philip Morris International, Inc.
2.100% due 05/01/30 200 166
1.750% due 11/01/30 320 255
5.125% due 02/13/31 500 486
5.750% due 11/17/32 2,126 2,140
5.250% due 02/13/34 100 96
Piedmont Operating Partnership, LP
9.250% due 07/20/28 1,586 1,674
Pioneer Natural Resources Co.
5.100% due 03/29/26 310 308
2.150% due 01/15/31 430 354
Plains All American Pipeline, LP
Series B
9.679% due 12/31/99 (CME Term
SOFR 3 Month + 4.372%)(Ê)(ƒ) 620 613
Plains All American Pipeline, LP / PAA
Finance Corp.
Series WI
6.700% due 05/15/36 50 51
PM General Purchaser LLC
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
9.500% due 10/01/28 (Þ) 350 355
PNC Financial Services Group, Inc.
(The)
Series W
6.250% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 7 Year + 2.808%)(Ê)(ƒ) 429 403
Progress Energy, Inc.
7.750% due 03/01/31 1,691 1,883
Prospect Capital Corp.
3.706% due 01/22/26 4,204 3,973
Prudential Financial, Inc.
4.500% due 09/15/47 (USD 3 Month
LIBOR + 2.380%)(Ê) 2,912 2,703
6.500% due 03/15/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.404%)(Ê) 190 187
QUALCOMM, Inc.
4.500% due 05/20/52 120 101
Quest Diagnostics, Inc.
6.400% due 11/30/33 410 429
Radian Group, Inc.
4.875% due 03/15/27 3,721 3,582
Range Resources Corp.
Series WI
4.875% due 05/15/25 290 288
8.250% due 01/15/29 30 31
Raytheon Technologies Corp.
4.450% due 11/16/38 2,434 2,103
4.625% due 11/16/48 320 269
5.375% due 02/27/53 240 224
Regal Rexnord Corp.
6.050% due 02/15/26 (Þ) 1,140 1,140
Reliance Standard Life Global Funding
II
1.512% due 09/28/26 (Þ) 780 698
Reliance Steel & Aluminum Co.
1.300% due 08/15/25 2,348 2,218
Resorts World Las Vegas LLC / RWLV
Capital, Inc.
4.625% due 04/16/29 (Þ) 600 533
4.625% due 04/06/31 (Þ) 980 831
Roche Holding AG
4.985% due 03/08/34 (Þ) 260 252
Rocket Mortgage LLC / Rocket
Mortgage Co-Issuer, Inc.
2.875% due 10/15/26 (Þ) 210 193
Rockies Express Pipeline LLC
3.600% due 05/15/25 (Þ) 309 299
4.950% due 07/15/29 (Þ) 560 515
4.800% due 05/15/30 (Þ) 1,142 1,028
6.875% due 04/15/40 (Þ) 449 427
Royal Caribbean Cruises, Ltd.
7.500% due 10/15/27 748 779
3.700% due 03/15/28 610 561
6.250% due 03/15/32 (Þ) 170 168
RTX Corp.

See accompanying notes which are an integral part of the financial statements.
380 Strategic Bond Fund
Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.100% due 03/15/34 1,080 1,116
S&P Global, Inc.
1.250% due 08/15/30 90 71
3.250% due 12/01/49 30 21
Sabra Health Care, LP
Series WI
5.125% due 08/15/26 1,453 1,422
Safeway, Inc.
7.250% due 02/01/31 356 372
San Diego Gas & Electric Co.
Series RRR
3.750% due 06/01/47 170 124
Series VVV
1.700% due 10/01/30 150 120
Santander Holdings USA, Inc.
5.807% due 09/09/26 (SOFR +
2.328%)(Ê) 2,719 2,701
SCE Recovery Funding LLC
Series A-1
4.697% due 06/15/40 347 326
Seagate HDD Cayman
4.875% due 06/01/27 1,011 977
4.091% due 06/01/29 885 805
5.750% due 12/01/34 420 398
Sealed Air Corp.
6.875% due 07/15/33 (Þ) 633 637
Sempra Energy
4.125% due 04/01/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.868%)(Ê) 3,698 3,344
Senior Housing Properties Trust
4.750% due 02/15/28 638 502
Service Properties Trust
5.250% due 02/15/26 781 751
4.750% due 10/01/26 507 471
4.950% due 02/15/27 167 154
3.950% due 01/15/28 788 672
4.375% due 02/15/30 565 430
Shell International Finance BV
4.375% due 05/11/45 150 126
Sherwin-Williams Co.
4.500% due 06/01/47 874 720
SilverBow Resources, Inc.
13.079% due 12/15/28 (CME Term
SOFR 3 Month + 7.750%)(Ê)(Þ) 690 682
Sixth Street Specialty Lending, Inc.
2.500% due 08/01/26 2,004 1,844
Smithfield Foods, Inc.
4.250% due 02/01/27 (Þ) 1,205 1,145
Solventum Corp.
5.450% due 03/13/31 (Þ) 270 262
5.600% due 03/23/34 (Þ) 460 444
5.900% due 04/30/54 (Þ) 250 233
Southern California Edison Co.
2.250% due 06/01/30 160 133
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.650% due 02/01/50 250 174
5.750% due 04/15/54 250 240
Series C
4.125% due 03/01/48 210 160
Series G
2.500% due 06/01/31 270 221
Southern Co. (The)
Series 21-A
3.750% due 09/15/51 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.915%)(Ê) 2,865 2,626
Series B
4.000% due 01/15/51 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.733%)(Ê) 710 677
Southern Power Co.
0.900% due 01/15/26 2,151 1,984
Southwestern Electric Power Co.
Series K
2.750% due 10/01/26 2,610 2,434
Southwestern Energy Co.
8.375% due 09/15/28 100 103
4.750% due 02/01/32 110 99
Spirit Airlines Pass Through Trust
Series 2015-1 Class B
4.450% due 10/01/25 132 131
Spirit Loyalty Cayman, Ltd. / Spirit IP
Cayman, Ltd.
Series 144a
8.000% due 09/20/25 (Þ) 390 305
Sprint Capital Corp.
6.875% due 11/15/28 2,019 2,114
Sprint LLC
7.625% due 03/01/26 1,772 1,818
Starbucks Corp.
3.750% due 12/01/47 526 388
State Street Corp.
Series I
6.700% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.613%)(Ê)(ƒ) 230 230
Steelcase, Inc.
5.125% due 01/18/29 843 789
Sunoco Logistics Partners Operations,
LP
3.900% due 07/15/26 240 231
SunTrust Banks, Inc.
Series BKNT
4.050% due 11/03/25 150 147
Synchrony Financial
5.625% due 08/23/27 2,655 2,600
Sysco Corp.
3.300% due 02/15/50 727 485
System Energy Resources, Inc.
6.000% due 04/15/28 1,877 1,888
Tapestry, Inc.

See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 381
Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.050% due 11/27/25 120 122
7.000% due 11/27/26 760 775
Targa Resources Corp.
4.200% due 02/01/33 320 282
Targa Resources Partners, LP / Targa
Resources Partners Finance Corp.
6.875% due 01/15/29 330 336
5.500% due 03/01/30 230 224
4.875% due 02/01/31 350 328
4.000% due 01/15/32 350 308
Teachers Insurance & Annuity
Association of America
4.375% due 09/15/54 (USD 3 Month
LIBOR + 2.661%)(Ê)(Þ) 200 198
Tenet Healthcare Corp.
6.875% due 11/15/31 425 438
Texas Instruments, Inc.
3.650% due 08/16/32 170 152
3.875% due 03/15/39 150 128
Time Warner Cable Enterprises LLC
8.375% due 07/15/33 340 368
Time Warner Cable LLC
6.550% due 05/01/37 100 91
7.300% due 07/01/38 450 437
5.500% due 09/01/41 2,500 1,990
T-Mobile USA, Inc.
2.625% due 02/15/29 170 149
3.700% due 05/08/32 EUR 960 1,024
Series WI
2.550% due 02/15/31 870 722
3.000% due 02/15/41 250 175
3.300% due 02/15/51 220 144
Toledo Hospital (The)
4.982% due 11/15/45 158 108
6.015% due 11/15/48 579 464
Topaz Solar Farms LLC
5.750% due 09/30/39 (Þ) 593 587
Toyota Motor Credit Corp.
5.250% due 09/11/28 210 210
Transcontinental Gas Pipe Line Co.
LLC
4.450% due 08/01/42 180 152
Transocean, Inc.
7.500% due 04/15/31 1,078 973
9.350% due 12/15/41 151 140
Truist Financial Corp.
6.047% due 06/08/27 (SOFR +
2.050%)(Ê) 2,922 2,937
5.867% due 06/08/34 (SOFR +
2.361%)(Ê) 30 29
TWDC Enterprises 18 Corp.
3.000% due 07/30/46 504 333
Tyson Foods, Inc.
3.550% due 06/02/27 2,475 2,336
Union Pacific Corp.
3.750% due 02/05/70 20 14
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series WI
2.891% due 04/06/36 270 212
3.839% due 03/20/60 170 121
United Airlines Pass-Through Trust
5.800% due 01/15/36 790 785
Series 2020-1 Class B
4.875% due 01/15/26 318 310
Series A
3.100% due 10/07/28 (Ñ) 167 147
Series AA
4.150% due 08/25/31 1,462 1,354
2.700% due 05/01/32 1,644 1,402
United Airlines, Inc.
4.625% due 04/15/29 (Þ) 70 65
Series 144A
4.375% due 04/15/26 (Þ) 530 510
United Rentals NA, Inc.
3.875% due 11/15/27 618 577
United States Cellular Corp.
6.700% due 12/15/33 622 607
United States Steel Corp.
6.650% due 06/01/37 620 610
UnitedHealth Group, Inc.
5.350% due 02/15/33 590 588
5.700% due 10/15/40 140 140
4.750% due 05/15/52 100 87
5.875% due 02/15/53 30 31
5.375% due 04/15/54 440 418
Universal Health Services, Inc.
Series WI
1.650% due 09/01/26 1,588 1,443
US Airways Pass-Through Trust
Class A
4.625% due 06/03/25 247 244
3.950% due 11/15/25 428 416
Verizon Communications, Inc.
7.750% due 12/01/30 230 258
4.500% due 08/10/33 420 388
5.250% due 03/16/37 340 328
2.650% due 11/20/40 100 67
5.500% due 03/16/47 50 48
4.000% due 03/22/50 150 114
2.875% due 11/20/50 60 37
5.500% due 02/23/54 90 85
Series WI
4.329% due 09/21/28 106 102
2.987% due 10/30/56 220 130
VICI Properties, Inc.
5.750% due 02/01/27 (Þ) 2,771 2,748
5.625% due 05/15/52 1,547 1,351
Vistra Operations Co. LLC
3.700% due 01/30/27 (Þ) 3,876 3,648
6.000% due 04/15/34 (Þ) 370 360
Vontier Corp.
Series WI

See accompanying notes which are an integral part of the financial statements.
382 Strategic Bond Fund
Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.800% due 04/01/26 420 388
2.400% due 04/01/28 330 288
Vornado Realty Trust
3.400% due 06/01/31 216 168
Vornado Realty, LP
2.150% due 06/01/26 1,109 1,007
Voya Financial, Inc.
Series WI
4.700% due 01/23/48 (USD 3 Month
LIBOR + 2.084%)(Ê) 3,276 2,748
Walgreens Boots Alliance, Inc.
3.450% due 06/01/26 1,406 1,329
4.500% due 11/18/34 285 245
4.100% due 04/15/50 1,059 744
Walmart, Inc.
3.625% due 12/15/47 3,215 2,467
Walt Disney Co. (The)
Series WI
6.650% due 11/15/37 90 99
WarnerMedia Holdings, Inc.
Series WI
5.050% due 03/15/42 420 336
Wells Fargo & Co.
2.188% due 04/30/26 (SOFR +
2.000%)(Ê) 130 125
3.000% due 10/23/26 220 207
3.196% due 06/17/27 (CME Term
SOFR 3 Month + 1.432%)(Ê) 20 19
2.393% due 06/02/28 (SOFR +
2.100%)(Ê) 300 273
3.068% due 04/30/41 (SOFR +
2.530%)(Ê) 370 264
5.375% due 11/02/43 280 257
5.013% due 04/04/51 (CME Term
SOFR 3 Month + 4.502%)(Ê) 310 275
Series S
5.900% due 12/29/49 (USD 3 Month
LIBOR + 3.110%)(Ê)(ƒ) 690 687
Welltower, Inc.
3.850% due 06/15/32 200 176
Western Digital Corp.
4.750% due 02/15/26 130 127
2.850% due 02/01/29 456 385
Western Midstream Operating, LP
4.650% due 07/01/26 250 244
4.500% due 03/01/28 130 124
4.050% due 02/01/30 180 165
6.150% due 04/01/33 300 299
5.450% due 04/01/44 50 44
5.500% due 08/15/48 130 110
5.250% due 02/01/50 100 85
Westinghouse Air Brake Technologies
Corp.
Series WI
3.450% due 11/15/26 2,595 2,461
Williams Cos., Inc. (The)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.750% due 06/15/27 2,263 2,150
7.750% due 06/15/31 300 326
Wyndham Destinations, Inc.
5.750% due 04/01/27 948 936
Xcel Energy, Inc.
1.750% due 03/15/27 3,943 3,544
Xerox Corp.
4.800% due 03/01/35 628 424
XPO CNW, Inc.
6.700% due 05/01/34 716 728
XTO Energy, Inc.
6.750% due 08/01/37 1,644 1,803
Yum! Brands, Inc.
6.875% due 11/15/37 310 329
Zions Bancorp NA
3.250% due 10/29/29 237 194
501,773
International Debt - 16.2%
ABN AMRO Bank NV
4.750% due 07/28/25 (Þ) 3,588 3,524
Aegon NV
5.500% due 04/11/48 (USD 6 Month
LIBOR + 3.540%)(Ê) 1,265 1,215
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
3.300% due 01/30/32 270 225
3.850% due 10/29/41 320 241
AES Panama Generation Holdings SRL
4.375% due 05/31/30 (Þ) 2,287 1,923
Air Canada Class A Pass-Through Trust
Series 2013-1 Class A
4.125% due 05/15/25 (Þ) 73 71
Alibaba Group Holding, Ltd.
2.700% due 02/09/41 250 166
3.150% due 02/09/51 290 182
Alimentation Couche-Tard, Inc.
3.550% due 07/26/27 (Þ) 2,545 2,396
AMMC CLO 23, Ltd.
2.103% due 04/17/35 (CME Term
SOFR 3 Month + 2.050%)(Ê)(Þ) 220 220
Anglo American Capital PLC
5.750% due 04/05/34 (Þ) 500 494
Anheuser-Busch Cos. LLC / Anheuser-
Busch InBev Worldwide, Inc.
5.000% due 06/15/34 590 570
Apidos CLO XXVI
Series 26A-A2R
7.072% due 07/18/29 (CME Term
SOFR 3 Month + 1.762%)(Ê)(Þ) 250 250
Arbor Realty CLO, Ltd.
Series 2021-FL2 Class A
1.200% due 05/15/36 (USD 1 Month
LIBOR + 1.100%)(Ê)(Þ) 3,032 3,023
Series 2021-FL4 Class A
1.440% due 11/15/36 (USD 1 Month
LIBOR + 1.350%)(Ê)(Þ) 1,573 1,565

See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 383
Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2022-FL1 Class A
1.500% due 01/15/37 (SOFR 30 Day
Average + 1.450%)(Ê)(Þ) 16,116 16,015
Arbor Realty Commercial Real Estate
Notes, Ltd.
Series 2022-FL2 Class A
6.710% due 05/15/37 (CME Term
SOFR 1 Month + 1.850%)(Ê)(Þ) 7,993 7,983
ArcelorMittal SA
6.550% due 11/29/27 310 318
Argentine Republic Government
International Bond
1.000% due 07/09/29 129 76
Ballyrock CLO, Ltd.
Series 2018-1A Class A2
6.850% due 04/20/31 (USD 3 Month
LIBOR + 1.600%)(Ê)(Þ) 250 250
Banco Bilbao Vizcaya Argentaria SA
5.381% due 03/13/29 600 594
Banco de Bogota SA
Series EMTQ
4.375% due 08/03/27 (Þ) 4,444 4,141
Banco Inbursa SA Institucion de Banca
Multiple
4.375% due 04/11/27 (Þ) 3,619 3,460
Banco Santander SA
6.527% due 11/07/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.650%)(Ê) 1,861 1,891
4.175% due 03/24/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.000%)(Ê) 200 190
6.607% due 11/07/28 200 208
9.625% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.298%)(Ê)(ƒ) 200 214
Bank of Montreal
3.803% due 12/15/32 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 1.432%)(Ê) 4,360 4,036
Bank of Nova Scotia (The)
4.500% due 12/16/25 2,662 2,603
4.588% due 05/04/37 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.050%)(Ê) 624 551
8.625% due 10/27/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.389%)(Ê) 1,116 1,149
8.000% due 01/27/84 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.017%)(Ê) 250 251
Barclays PLC
5.304% due 08/09/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.300%)(Ê) 3,864 3,831
Barrick NA Finance LLC
5.700% due 05/30/41 230 225
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
BAT Capital Corp.
3.215% due 09/06/26 405 383
4.700% due 04/02/27 1,727 1,683
2.259% due 03/25/28 130 114
6.000% due 02/20/34 170 169
3.734% due 09/25/40 120 87
7.081% due 08/02/53 578 605
BAT International Finance PLC
1.668% due 03/25/26 2,082 1,933
5.931% due 02/02/29 470 474
Bayer US Finance II LLC
4.250% due 12/15/25 (Þ) 1,922 1,867
Bayer US Finance LLC
6.125% due 11/21/26 (Þ) 2,451 2,455
Bellemeade Re, Ltd.
Series 2019-3A Class M1C
2.099% due 07/25/29 (USD 1 Month
LIBOR + 1.950%)(Ê)(Þ) 1,065 1,066
Series 2021-3A Class A2
1.050% due 09/25/31 (SOFR 30 Day
Average + 1.000%)(Ê)(Þ) 7,422 7,422
Series 2021-3A Class M1B
1.450% due 09/25/31 (SOFR 30 Day
Average + 1.400%)(Ê)(Þ) 3,851 3,859
Series 2021-3A Class M1C
1.600% due 09/25/31 (SOFR 30 Day
Average + 1.550%)(Ê)(Þ) 2,959 2,949
Series 2022-1 Class M1C
3.700% due 01/26/32 (SOFR 30 Day
Average + 3.700%)(Ê)(Þ) 3,523 3,587
Benin Government International Bond
7.960% due 02/13/38 (Þ) 200 189
BNP Paribas SA
4.375% due 05/12/26 (Þ) 115 111
5.125% due 01/13/29 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.450%)(Ê)(Þ) 310 305
4.375% due 03/01/33 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 1.483%)(Ê)
(Þ) 3,915 3,657
5.894% due 12/05/34 (SOFR +
1.866%)(Ê)(Þ) 640 646
7.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.899%)(Ê)(ƒ)(Þ) 1,340 1,351
9.250% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.969%)(Ê)(ƒ)(Þ) 320 339
Brazil Government International Bond
6.125% due 03/15/34 560 536
Bristol Park CLO, Ltd.
Series 2020-1A Class BR
6.710% due 04/15/29 (USD 3 Month
LIBOR + 1.450%)(Ê)(Þ) 260 260
British Airways Pass-Through Trust

See accompanying notes which are an integral part of the financial statements.
384 Strategic Bond Fund
Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.350% due 06/15/29 (Þ) 112 103
British Telecommunications PLC
9.625% due 12/15/30 100 120
Brookfield Finance, Inc.
4.700% due 09/20/47 2,445 2,020
Canadian Natural Resources, Ltd.
5.850% due 02/01/35 468 457
Canadian Pacific Railway Co.
3.700% due 02/01/26 2,235 2,161
3.100% due 12/02/51 110 71
Carlyle Global Market Strategies CLO,
Ltd.
Series 2018-4A Class A2
7.388% due 01/20/31 (CME Term
SOFR 3 Month + 2.062%)(Ê)(Þ) 250 251
Celulosa Arauco y Constitucion SA
Series WI
3.875% due 11/02/27 3,286 3,047
Cencosud SA
4.375% due 07/17/27 (Þ) 4,015 3,811
Cenovus Energy, Inc.
6.750% due 11/15/39 11 12
Series WI
4.250% due 04/15/27 2,852 2,745
Chile Government International Bond
2.550% due 07/27/33 200 157
CI Financial Corp.
3.200% due 12/17/30 3,037 2,418
CIFC Funding, Ltd.
Series 2021-2A Class BR
7.088% due 04/20/30 (CME Term
SOFR 3 Month + 1.762%)(Ê)(Þ) 290 291
Coca-Cola Icecek AS
4.500% due 01/20/29 (Þ) 2,579 2,371
Comision Federal de Electricidad
3.348% due 02/09/31 (Þ) 360 292
Credit Agricole SA
1.247% due 01/26/27 (SOFR +
0.892%)(Ê)(Þ) 2,720 2,515
5.301% due 07/12/28 (Þ) 470 467
4.000% due 01/10/33 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 1.644%)(Ê)
(Þ) 1,385 1,272
5.514% due 07/05/33 (Þ) 370 366
8.125% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 6.185%)(Ê)
(ƒ)(Þ) 1,300 1,316
CSL UK Holdings, Ltd.
3.850% due 04/27/27 (Þ) 100 95
4.050% due 04/27/29 (Þ) 80 75
4.250% due 04/27/32 (Þ) 170 157
Daimler Truck Finance North America
LLC
5.375% due 01/18/34 (Þ) 390 380
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Danske Bank A/S
0.976% due 09/10/25 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.550%)(Ê)(Þ) 1,310 1,285
6.466% due 01/09/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.100%)(Ê)(Þ) 240 240
1.621% due 09/11/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.350%)(Ê)(Þ) 3,846 3,624
1.549% due 09/10/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.730%)(Ê)(Þ) 825 749
5.427% due 03/01/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.950%)(Ê)(Þ) 610 604
Delhaize America, Inc.
9.000% due 04/15/31 809 930
Deutsche Bank AG
6.119% due 07/14/26 (SOFR +
3.190%)(Ê) 3,614 3,611
4.875% due 12/01/32 (USD ICE
Swap Rate NY 5 Year Rate +
2.553%)(Ê) 388 358
Deutsche Telekom International Finance
BV
8.750% due 06/15/30 1,945 2,243
DNB Bank ASA
1.127% due 09/16/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.850%)(Ê)(Þ) 169 158
5.896% due 10/09/26 (SOFR +
1.950%)(Ê)(Þ) 3,306 3,306
Dryden 41 Senior Loan Fund
Series 2018-41A Class BR
6.560% due 04/15/31 (USD 3 Month
LIBOR + 1.300%)(Ê)(Þ) 490 489
Eagle Re, Ltd.
Series 2021-2 Class M1B
2.099% due 04/25/34 (SOFR 30 Day
Average + 2.050%)(Ê)(Þ) 3,771 3,775
Ecopetrol SA
4.625% due 11/02/31 170 137
8.375% due 01/19/36 440 428
5.875% due 11/02/51 230 156
Element Fleet Management Corp.
6.271% due 06/26/26 (Þ) 3,463 3,481
5.643% due 03/13/27 (Þ) 510 506
Emera US Finance, LP
Series WI
3.550% due 06/15/26 4,074 3,880
Enbridge, Inc.
5.700% due 03/08/33 3,561 3,520
Series 16-A
6.000% due 01/15/77 (CME Term
SOFR 3 Month + 4.152%)(Ê) 303 287

See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 385
Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Enel Finance International NV
6.800% due 10/14/25 (Þ) 200 203
1.375% due 07/12/26 (Þ) 398 364
4.625% due 06/15/27 (Þ) 3,122 3,032
7.100% due 10/14/27 (Þ) 2,115 2,205
Engie Energia Chile SA
6.375% due 04/17/34 (Þ) 200 198
Eni USA, Inc.
7.300% due 11/15/27 3,139 3,284
Export-Import Bank of Korea (The)
4.875% due 01/11/26 3,900 3,870
Fortis, Inc.
Series WI
3.055% due 10/04/26 1,123 1,058
Fresenius Medical Care US Finance
II, Inc.
2.375% due 02/16/31 (Þ) 4,036 3,131
Fresnillo PLC
4.250% due 10/02/50 (Þ) 330 241
Garda World Security Corp. 2022 Term
Loan
9.583% due 02/01/29 (USD 3 Month
LIBOR  + 4.250%)(Ê) 275 276
GE Capital European Funding Unltd.
Co.
6.025% due 03/01/38 EUR 120 159
Glencore Funding LLC
1.625% due 09/01/25 (Þ) 120 113
4.000% due 03/27/27 (Þ) 135 129
Global Auto Holdings, Ltd. / AAG FH
UK, Ltd.
8.750% due 01/15/32 (Þ) 620 585
Greystone Commercial Real Estate
Notes
Series 2024-HC3 Class D
10.663% due 03/15/41 (CME Term
SOFR 1 Month + 5.333%)(Ê)(Þ) 260 259
Grifols Worldwide Operations USA,
Inc. Term Loan B
7.459% due 11/15/27 (USD 3 Month
LIBOR  + 2.000%)(Ê) 352 344
Harbor Park CLO, Ltd.
Series 2024-1A Class B1R
1.000% due 01/20/31 (CME Term
SOFR 3 Month + 1.700%)(Ê)(Þ) 200 200
HGI CRE CLO, Ltd.
Series 2021-FL2 Class A
5.459% due 09/17/36 (USD 1 Month
LIBOR + 1.000%)(Ê)(Þ) 5,358 5,319
Highlands Holdings Bond Issuer, Ltd. /
Highlands Holdings Bond Co.-Issuer,
Inc.
7.625% due 10/15/25 (Þ) 1,224 1,223
Home RE, Ltd.
Series 2021-2 Class M2
3.293% due 01/25/34 (SOFR 30 Day
Average + 3.250%)(Ê)(Þ) 1,227 1,234
HSBC Holdings PLC
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.250% due 08/18/25 210 205
4.292% due 09/12/26 (CME Term
SOFR 3 Month + 1.609%)(Ê) 139 136
1.589% due 05/24/27 (SOFR +
1.290%)(Ê) 4,555 4,173
6.161% due 03/09/29 (SOFR +
1.970%)(Ê) 300 303
5.719% due 03/04/35 (SOFR +
1.780%)(Ê) 800 783
Hudbay Minerals, Inc.
4.500% due 04/01/26 (Þ) 620 600
Imperial Brands Finance PLC
3.500% due 07/26/26 (Þ) 3,732 3,547
Infraestructura Energetica Nova SAPI
de CV
3.750% due 01/14/28 (Þ) 2,354 2,183
ING Groep NV
Series VAR
1.726% due 04/01/27 (SOFR +
1.005%)(Ê) 3,759 3,479
InRetail Consumer
3.250% due 03/22/28 (Þ) 1,547 1,379
Intesa Sanpaolo SpA
7.000% due 11/21/25 (Þ) 320 324
6.625% due 06/20/33 (Þ) 3,878 3,907
7.200% due 11/28/33 (Þ) 870 909
Israel Government International Bond
5.500% due 03/12/34 1,880 1,779
Ivory Coast Government International
Bond
7.625% due 01/30/33 (Þ) 500 478
JDE Peet's NV
1.375% due 01/15/27 (Þ) 4,524 4,038
Jordan Government International Bond
4.950% due 07/07/25 (Þ) 760 728
Lamar Funding, Ltd.
3.958% due 05/07/25 (Þ) 510 496
Lloyds Banking Group PLC
4.650% due 03/24/26 543 530
3.574% due 11/07/28 (USD 3 Month
LIBOR + 1.205%)(Ê) 3,595 3,332
7.500% due 12/31/99 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.760%)(Ê)
(ƒ) 590 586
8.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.913%)(Ê)(ƒ) 200 198
Macquarie Bank, Ltd.
1.340% due 01/12/27 (SOFR +
1.069%)(Ê)(Þ) 2,116 1,960
Magnetite XXIX, Ltd.
Series 2021-29A Class B
7.056% due 01/15/34 (CME Term
SOFR 3 Month + 1.662%)(Ê)(Þ) 400 399
Manulife Financial Corp.

See accompanying notes which are an integral part of the financial statements.
386 Strategic Bond Fund
Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.061% due 02/24/32 (USD ICE
Swap Rate NY 5 Year Rate +
1.647%)(Ê) 4,055 3,838
Marks & Spencer PLC
7.125% due 12/01/37 (Þ) 58 59
Melco Resorts Finance, Ltd.
5.375% due 12/04/29 (Þ) 620 552
7.625% due 04/17/32 (Þ) 300 293
Methanex Corp.
5.250% due 12/15/29 961 911
5.650% due 12/01/44 193 163
Mexico Generadora de Energia S de rl
5.500% due 12/06/32 (Þ) 1,800 1,745
Mexico Government International Bond
3.500% due 02/12/34 450 360
6.000% due 05/07/36 200 193
4.350% due 01/15/47 580 428
MISC Capital Two Labuan, Ltd.
3.750% due 04/06/27 (Þ) 3,603 3,414
NatWest Group PLC
7.472% due 11/10/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.850%)(Ê) 1,143 1,169
3.073% due 05/22/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.550%)(Ê) 2,561 2,367
3.754% due 11/01/29 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.100%)(Ê) 310 306
NBK Tier 1 Financing 2, Ltd.
4.500% due 12/31/99 (USD Constant
Maturity 6 Year Rate + 2.832%)(Ê)
(ƒ)(Þ) 4,292 4,120
Neuberger Berman Loan Advisers CLO
30, Ltd.
Series 2021-30A Class BR
6.979% due 01/20/31 (CME Term
SOFR 3 Month + 1.662%)(Ê)(Þ) 340 337
Nigeria Government International Bond
7.143% due 02/23/30 (Þ) 350 307
Nippon Life Insurance Co.
2.750% due 01/21/51 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.653%)(Ê)(Þ) 360 293
Nissan Motor Co., Ltd.
3.522% due 09/17/25 (Þ) 490 472
Nokia OYJ
4.375% due 06/12/27 4,011 3,839
Nomura Holdings, Inc.
2.329% due 01/22/27 2,069 1,891
Oaktown Re III, Ltd.
Series 2019-1A Class M1B
2.080% due 07/25/29 (USD 1 Month
LIBOR + 1.950%)(Ê)(Þ) 1,389 1,390
Oaktown Re VI, Ltd.
Series 2021-1A Class M1B
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.060% due 10/25/33 (SOFR 30 Day
Average + 2.050%)(Ê)(Þ) 4,037 4,045
Oaktown Re VII, Ltd.
Series 2021-2 Class M1A
1.650% due 04/25/34 (SOFR 30 Day
Average + 1.600%)(Ê)(Þ) 1,441 1,441
Oaktown Re, Ltd.
Series 2021-2 Class M1C
3.400% due 04/25/34 (SOFR 30 Day
Average + 3.350%)(Ê)(Þ) 3,798 3,867
Series 2021-1A Class M1C
3.010% due 10/25/33 (SOFR 30 Day
Average + 3.000%)(Ê)(Þ) 1,024 1,042
OCP SA
3.750% due 06/23/31 (Þ) 390 324
6.750% due 05/02/34 (Þ) 200 197
Open Text Corp.
6.900% due 12/01/27 (Þ) 2,092 2,136
OZLM Funding II, Ltd.
Series 2024-2A Class A2RA
7.130% due 07/30/31 (CME Term
SOFR 3 Month + 1.800%)(Ê)(Þ) 350 350
Peruvian Government International
Bond
2.783% due 01/23/31 180 149
Petrobras Global Finance BV
6.900% due 03/19/49 180 167
5.500% due 06/10/51 290 222
Petroleos del Peru SA
5.625% due 06/19/47 (Þ) 220 135
Petroleos Mexicanos
Series WI
6.875% due 10/16/25 640 631
Prologis, LP
4.000% due 05/05/34 EUR 310 329
Prosus NV
3.680% due 01/21/30 (Þ) 3,847 3,312
Provincia de Buenos Aires
6.625% due 09/01/37 (~)(Ê)(Þ) 1,148 505
Provincia de Cordoba
7.125% due 12/10/25 (~)(Ê)(Þ) 280 255
7.450% due 06/01/27 (~)(Ê)(Þ) 500 395
Puma International Financing SA
7.750% due 04/25/29 (Þ) 270 273
Radnor RE, Ltd.
Series 2021-2 Class M1A
1.898% due 11/25/31 (SOFR 30 Day
Average + 1.850%)(Ê)(Þ) 463 464
Series 2022-1 Class M1A
5.933% due 09/25/32 (SOFR 30 Day
Average + 3.750%)(Ê)(Þ) 1,837 1,857
Reliance Industries, Ltd.
2.875% due 01/12/32 (Þ) 250 206
Reynolds American, Inc.
5.850% due 08/15/45 290 261
Rogers Communications, Inc.

See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 387
Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.000% due 02/15/29 600 584
5.250% due 03/15/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.590%)(Ê)(Þ) 158 150
Rolls-Royce PLC
3.625% due 10/14/25 (Þ) 1,582 1,519
Romania Government International
Bond
5.875% due 01/30/29 (Þ) 2,260 2,211
Royal Bank of Canada
Series GMTN
5.150% due 02/01/34 150 145
RWE Finance US LLC
5.875% due 04/16/34 (Þ) 800 785
Sands China, Ltd.
Series WI
5.125% due 08/08/25 1,127 1,115
3.350% due 03/08/29 330 284
Santander UK Group Holdings PLC
1.673% due 06/14/27 (SOFR +
0.989%)(Ê) 3,947 3,598
Class N
4.750% due 09/15/25 (Þ) 394 385
Sasol Financing USA LLC
8.750% due 05/03/29 (Þ) 540 543
Saudi Arabian Oil Co.
4.250% due 04/16/39 (Þ) 2,394 2,017
Saudi Government International Bond
5.750% due 01/16/54 (Þ) 430 401
Sigma Alimentos SA de CV
4.125% due 05/02/26 (Þ) 3,741 3,625
SK Hynix, Inc.
1.500% due 01/19/26 (Þ) 3,931 3,648
Smurfit Kappa Treasury Funding, Ltd.
7.500% due 11/20/25 2,280 2,321
5.200% due 01/15/30 (Þ) 350 341
Sociedad Quimica y Minera de Chile
SA
3.500% due 09/10/51 (Þ) 450 284
Societe Generale SA
4.250% due 08/19/26 (Þ) 1,618 1,545
2.797% due 01/19/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.300%)(Ê)(Þ) 2,623 2,403
7.132% due 01/19/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.950%)(Ê)(Þ) 220 210
Sodexo, Inc.
1.634% due 04/16/26 (Þ) 3,844 3,550
Southern Copper Corp.
5.250% due 11/08/42 140 128
St. Marys Cement, Inc.
5.750% due 04/02/34 (Ñ)(Þ) 740 723
Standard Chartered PLC
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.456% due 01/14/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.000%)(Ê)(Þ) 2,073 1,920
4.300% due 02/19/27 (Þ) 2,342 2,248
7.014% due 12/30/49 (USD 3 Month
LIBOR + 1.460%)(Ê)(ƒ)(Þ) 950 961
Suncor Energy, Inc.
7.150% due 02/01/32 2,174 2,369
SURA Asset Management SA
4.375% due 04/11/27 (Þ) 2,185 2,084
Suzano Austria GmbH
5.750% due 07/14/26 (Þ) 2,058 2,050
7.000% due 03/16/47 (Þ) 200 202
Swedbank AB
6.136% due 09/12/26 (Þ) 200 201
Teck Resources, Ltd.
6.250% due 07/15/41 40 39
5.400% due 02/01/43 160 143
Series WI
3.900% due 07/15/30 230 208
Telecom Italia Capital SA
6.375% due 11/15/33 786 694
6.000% due 09/30/34 1,221 1,028
7.200% due 07/18/36 210 190
7.721% due 06/04/38 1,120 1,041
Telefonica Emisiones SA
5.213% due 03/08/47 300 260
Teva Pharmaceutical Finance
Netherlands III BV
3.150% due 10/01/26 70 65
Toronto-Dominion Bank (The)
5.264% due 12/11/26 20 20
3.625% due 09/15/31 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 2.205%)(Ê) 3,805 3,611
8.125% due 10/31/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.075%)(Ê) 642 660
TransAlta Corp.
6.500% due 03/15/40 368 357
TransCanada Trust
5.600% due 03/07/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.986%)(Ê) 953 834
TSMC Arizona Corp.
2.500% due 10/25/31 340 283
3.125% due 10/25/41 360 274
UBS Group AG
1.305% due 02/02/27 (SOFR +
0.980%)(Ê)(Þ) 4,541 4,185
6.537% due 08/12/33 (SOFR +
3.920%)(Ê)(Þ) 470 481
9.016% due 11/15/33 (SOFR +
5.020%)(Ê)(Þ) 620 733
Series WI
4.500% due 06/26/48 350 296

See accompanying notes which are an integral part of the financial statements.
388 Strategic Bond Fund
Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
UniCredit SpA
2.569% due 09/22/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.300%)(Ê)(Þ) 3,000 2,861
1.982% due 06/03/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.200%)(Ê)(Þ) 1,087 1,001
5.861% due 06/19/32 (USD ICE
Swap Rate NY 5 Year Rate +
3.703%)(Ê)(Þ) 125 121
7.296% due 04/02/34 (USD ICE
Swap Rate NY 5 Year Rate +
4.914%)(Ê)(Þ) 231 233
Var Energi ASA
7.500% due 01/15/28 (Þ) 3,948 4,120
Vodafone Group PLC
6.150% due 02/27/37 150 153
7.000% due 04/04/79 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.873%)(Ê) 2,414 2,449
WEA Finance LLC / Westfield UK &
Europe Finance PLC
4.750% due 09/17/44 (Þ) 420 305
Westpac Banking Corp.
2.668% due 11/15/35 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.750%)(Ê) 270 218
3.020% due 11/18/36 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.530%)(Ê) 260 209
Wipro IT Services LLC
1.500% due 06/23/26 (Þ) 2,039 1,870
Yamana Gold, Inc.
2.630% due 08/15/31 70 57
Series WI
4.625% due 12/15/27 900 862
Yara International ASA
3.800% due 06/06/26 (Þ) 3,094 2,964
ZF NA Capital, Inc.
6.750% due 04/23/30 (Þ) 280 281
353,380
Loan Agreements - 0.1%
Alterra Mountain Co. Term Loan B4
8.577% due 08/17/28 (USD 1 Week
LIBOR + 3.250%)(Ê) 326 327
Asplundh Tree Expert LLC Term Loan
B
7.166% due 09/04/27 (USD 1 Month
LIBOR + 1.750%)(Ê) 419 419
Caesars Entertainment, Inc. 2024 Term
Loan B1
8.066% due 01/24/31 (USD 1 Month
LIBOR + 2.750%)(Ê) 370 370
NRG Energy, Inc. 2024 Term Loan
7.328% due 03/27/31 (USD 3 Month
LIBOR  + 2.000%)(Ê) 400 402
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Truist Insurance Holdings LLC Term
Loan B
0.000% due 03/31/31 (~)(Ê)(v) 600 601
Verscend Holding Corp. 2021 Term
Loan B
11.500% due 08/27/25 (USD 3
Month LIBOR  + 3.000%)(Ê) 310 310
Vistra Operations Co. LLC Term Loan
B
8.068% due 03/20/31 (USD 1 Month
LIBOR + 2.750%)(Ê) 660 662
3,091
Mortgage-Backed Securities - 25.9%
2023-MIC Trust (The)
Series 2023-MIC Class A
8.437% due 11/05/28 (~)(Ê)(Þ) 390 412
Alternative Loan Trust
Series 2006-13T1 Class A3
6.000% due 05/25/36 1,496 713
Banc of America Mortgage Trust
Series 2005-D Class 2A7
3.781% due 05/25/35 (~)(Ê) 129 112
Barclays PLC
Series 2022-RPL1 Class A
4.250% due 02/25/28 (~)(Ê)(Þ) 1,695 1,604
Bear Stearns ARM Trust
Series 2004-5 Class 2A
4.112% due 07/25/34 (~)(Ê) 104 93
BRAVO Residential Funding Trust
1.000% due 04/25/54 1,000 1,000
Series 2023-NQM5 Class A1
6.505% due 06/25/63 (~)(Ê)(Þ) 144 144
Series 2023-NQM5 Class A3
7.012% due 06/25/63 (~)(Ê)(Þ) 289 288
BX Commercial Mortgage Trust
Series 2021-CIP Class D
1.771% due 12/15/28 (USD 1 Month
LIBOR + 1.671%)(Ê)(Þ) 9,861 9,688
BX Trust
Series 2024-BIO Class C
7.940% due 02/15/41 (CME Term
SOFR 1 Month + 2.640%)(Ê)(Þ) 15,622 15,563
CAMB Commercial Mortgage Trust
Series 2019-LIFE Class F
2.735% due 12/15/37 (USD 1 Month
LIBOR + 2.550%)(Ê)(Þ) 3,491 3,463
Series 2021-CX2 Class A
2.700% due 11/10/46 (Þ) 13,042 10,414
CORE Mortgage Trust
Series 2019-CORE Class D
1.835% due 12/15/31 (USD 1 Month
LIBOR + 1.650%)(Ê)(Þ) 5,704 5,261
CRSO Trust
Series 2023-BRND
7.121% due 07/10/28 290 297
DBGS Mortgage Trust

See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 389
Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2019-1735 Class D
4.334% due 04/10/37 (~)(Ê)(Þ) 4,612 3,258
DK Trust
Series 2024-SPBX Class A
6.850% due 03/15/34 (CME Term
SOFR 1 Month + 1.500%)(Ê)(Þ) 4,021 4,016
Fannie Mae
2.600% due 2031 1,680 1,431
5.500% due 2034 164 164
4.500% due 2035 816 776
5.500% due 2035 108 107
6.000% due 2035 113 114
5.500% due 2036 215 214
5.500% due 2037 64 64
6.000% due 2039 89 91
5.500% due 2040 1,293 1,267
5.000% due 2041 690 669
6.000% due 2041 337 343
3.500% due 2045 1,808 1,600
4.000% due 2045 1,296 1,187
3.000% due 2046 389 330
3.500% due 2046 501 450
4.500% due 2046 923 877
3.000% due 2047 1,841 1,563
3.500% due 2047 881 782
4.000% due 2047 1,061 971
4.500% due 2048 2,193 2,061
5.000% due 2048 1,389 1,338
3.000% due 2049 15,250 12,847
3.500% due 2049 64 56
4.000% due 2049 1,928 1,767
5.000% due 2049 95 92
2.000% due 2050 5,492 4,205
2.500% due 2050 2,834 2,248
3.000% due 2050 13,545 11,396
2.000% due 2051 3,756 2,838
2.500% due 2051 1,683 1,350
5.000% due 2052 17,648 16,738
5.000% due 2053 12,390 11,758
30 Year TBA(Ï)
4.500% 48,213 47,765
5.000% 26,643 25,244
5.500% 40,161 38,978
Series 1997-281 Class 2
Interest Only STRIPS
9.000% due 11/25/26 — —
Series 2000-306 Class IO
Interest Only STRIPS
8.000% due 05/25/30 4 1
Series 2001-317 Class 2
Interest Only STRIPS
8.000% due 12/25/31 5 1
Series 2002-320 Class 2
Interest Only STRIPS
7.000% due 04/25/32 2 —
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Fannie Mae Connecticut Avenue
Securities Trust
Series 2023-R08 Class 1M1
6.821% due 10/25/43 (SOFR 30 Day
Average + 1.500%)(Ê)(Þ) 344 346
Series 2023-R08 Class 1M2
7.821% due 10/25/43 (SOFR 30 Day
Average + 2.500%)(Ê)(Þ) 440 452
Fannie Mae REMICS
Series 1997-68 Class SC
Interest Only STRIPS
8.306% due 05/18/27 (USD 1 Month
LIBOR + 8.500%)(Ê) 2 —
Series 2003-25 Class IK
Interest Only STRIPS
7.000% due 04/25/33 13 2
Series 2003-32 Class UI
Interest Only STRIPS
6.000% due 05/25/33 15 2
Series 2003-33 Class IA
Interest Only STRIPS
6.500% due 05/25/33 59 10
Series 2003-35 Class IU
Interest Only STRIPS
6.000% due 05/25/33 12 2
Series 2003-35 Class UI
Interest Only STRIPS
6.500% due 05/25/33 13 2
Series 2003-64 Class JI
Interest Only STRIPS
6.000% due 07/25/33 7 1
Series 2006-118 Class A1
0.228% due 12/25/36 (USD 1 Month
LIBOR + 0.060%)(Ê) 9 8
Series 2007-73 Class A1
0.236% due 07/25/37 (USD 1 Month
LIBOR + 0.060%)(Ê) 74 72
Series 2009-70 Class PS
Interest Only STRIPS
6.582% due 01/25/37 (USD 1 Month
LIBOR + 6.750%)(Ê) 2,253 118
Series 2010-95 Class S
Interest Only STRIPS
6.432% due 09/25/40 (-1 x USD 1
Month LIBOR + 6.600%)(Ê) 2,289 212
FIGRE Trust
Series 2024-HE1 Class A
6.165% due 03/25/54 (~)(Ê)(Þ) 6,201 6,159
Freddie Mac
6.000% due 2038 481 487
4.500% due 2039 1,654 1,575
5.500% due 2039 203 202
5.500% due 2040 315 314
4.000% due 2041 2,006 1,849
5.500% due 2041 435 433
4.000% due 2044 1,019 936

See accompanying notes which are an integral part of the financial statements.
390 Strategic Bond Fund
Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.500% due 2045 4,193 3,743
3.000% due 2046 6,845 5,821
4.000% due 2046 526 483
4.500% due 2046 167 158
3.000% due 2047 1,938 1,647
3.000% due 2048 215 182
4.000% due 2048 731 669
4.500% due 2048 1,418 1,328
3.000% due 2049 866 730
2.500% due 2050 8,599 6,917
3.000% due 2050 10,829 9,091
2.000% due 2051 18,103 13,728
2.500% due 2051 9,467 7,645
4.000% due 2052 14,937 13,391
5.000% due 2052 12,700 12,043
5.500% due 2053 13,843 13,440
Freddie Mac REMICS
Series 1999-2129 Class SG
Interest Only STRIPS
6.806% due 06/17/27 (USD 1 Month
LIBOR + 7.000%)(Ê) 65 2
Series 2000-2247 Class SC
Interest Only STRIPS
7.315% due 08/15/30 (-1 x USD 1
Month LIBOR + 7.500%)(Ê) 2 —
Series 2002-2463 Class SJ
Interest Only STRIPS
7.815% due 03/15/32 (USD 1 Month
LIBOR + 8.000%)(Ê) 7 1
Series 2003-2610 Class UI
Interest Only STRIPS
6.500% due 05/15/33 2 —
Series 2003-2624 Class QH
5.000% due 06/15/33 104 102
Series 2003-2649 Class IM
Interest Only STRIPS
7.000% due 07/15/33 16 3
Series 2006-R007 Class ZA
6.000% due 05/15/36 402 406
Series 2012-4045 Class HD
4.500% due 07/15/41 15 15
Freddie Mac Strips
Series 1998-191 Class IO
Interest Only STRIPS
8.000% due 01/01/28 2 —
Series 1998-194 Class IO
Interest Only STRIPS
6.500% due 04/01/28 4 —
Series 2001-212 Class IO
Interest Only STRIPS
6.000% due 05/15/31 6 1
Series 2001-215 Class IO
Interest Only STRIPS
8.000% due 06/15/31 8 1
FS Commercial Mortgage Trust
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2023-4SZN Class B
7.544% due 11/10/27 (~)(Ê)(Þ) 220 225
Ginnie Mae I
4.500% due 2039 2,424 2,318
Ginnie Mae II
6.000% due 2053 13,157 13,228
30 Year TBA(Ï)
5.500% 29,139 28,520
6.000% 40,990 40,901
6.500% 14,500 14,645
Ginnie Mae REMICS
Series 1999-27 Class SE
Interest Only STRIPS
8.405% due 08/16/29 (-1 x USD 1
Month LIBOR + 8.600%)(Ê) 5 —
Series 2014-190 Class PL
3.500% due 12/20/44 1,020 898
GS Mortgage Securities Trust
Series 2023-SHIP Class A
4.322% due 09/10/38 (Ê)(Þ) 5,637 5,408
Series 2023-SHIP Class B
5.101% due 09/06/26 (~)(Ê)(Þ) 250 240
HMH Trust
Series 2017-NSS Class E
6.292% due 07/05/31 (Þ) 7,770 1,229
JPMorgan Mortgage Trust
Series 2018-3 Class A3
3.500% due 09/25/48 (~)(Ê)(Þ) 89 78
Series 2018-8 Class A3
4.000% due 01/25/49 (~)(Ê)(Þ) 139 124
Series 2020-3 Class A15
3.500% due 08/25/50 (~)(Ê)(Þ) 476 403
Series 2021-6 Class A6
2.500% due 10/25/51 (~)(Ê)(Þ) 13,593 12,151
Series 2021-12 Class A4
2.500% due 02/25/52 (~)(Ê)(Þ) 6,032 5,149
Series 2021-14 Class A4
2.500% due 05/25/52 (~)(Ê)(Þ) 2,601 2,207
Series 2022-1 Class A4
2.500% due 07/25/52 (~)(Ê)(Þ) 10,072 8,480
Series 2022-4 Class A4
3.000% due 10/25/52 (~)(Ê)(Þ) 4,669 4,020
Series 2023-HE2 Class A1
7.016% due 03/25/54 (SOFR 30 Day
Average + 1.700%)(Ê)(Þ) 4,188 4,214
Series 2024-HE1 Class A1
6.820% due 08/25/54 (SOFR 30 Day
Average + 1.500%)(Ê)(Þ) 2,081 2,093
JPMorgan Wealth Management
Series 2020-ATR1 Class A3
3.000% due 02/25/50 (~)(Ê)(Þ) 1,397 1,165
MHC Commercial Mortgage Trust
Series 2021-MHC Class A
0.951% due 04/15/26 (USD 1 Month
LIBOR + 0.801%)(Ê)(Þ) 12,545 12,467

See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 391
Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Morgan Stanley Mortgage Capital
Holdings LLC Trust
Series 2017-237P Class D
3.865% due 09/13/39 (~)(Ê)(Þ) 5,268 3,971
Series 2017-237P Class XA
Interest Only STRIPS
0.468% due 09/13/39 (~)(Ê)(Þ) 58,208 587
Series 2017-237P Class XB
Interest Only STRIPS
0.175% due 09/13/39 (~)(Ê)(Þ) 35,996 99
Nomura Resecuritization Trust
Series 2015-11R Class 3A2
3.593% due 05/26/36 (~)(Ê)(Þ) 725 715
Onslow Bay Financial LLC
Series 2023-NQM7 Class A1
6.844% due 04/25/63 (~)(Ê)(Þ) 456 459
Preston Ridge Partners Mortgage LLC
Series 2020-6 Class A1
2.363% due 11/25/25 (~)(Ê)(Þ) 1,139 1,126
Series 2021-3 Class A1
1.867% due 04/25/26 (~)(Ê)(Þ) 2,465 2,408
Series 2024-1 Class A1
6.959% due 02/25/29 (~)(Ê)(Þ) 7,471 7,455
Preston Ridge Partners Mortgage Trust
Series 2021-10 Class A1
2.487% due 10/25/26 (~)(Ê)(Þ) 1,293 1,254
PRKCM Trust
Series 2024-AFC1 Class A2
6.636% due 03/25/59 (~)(Ê)(Þ) 390 388
Saluda Grade Alternative Mortgage
Trust
Series 2024-FIG5 Class A
6.255% due 04/25/54 (~)(Ê)(Š)(Þ) 7,154 7,147
Sequoia Mortgage Trust
Series 2015-1 Class A1
3.500% due 01/25/45 (~)(Ê)(Þ) 397 349
Series 2021-4 Class A10
2.500% due 06/25/51 (~)(Ê)(Þ) 7,217 6,413
Structured Asset Mortgage Investments
II Trust
Series 2004-AR7 Class A1B
0.594% due 04/19/35 (USD 1 Month
LIBOR + 0.400%)(Ê) 147 136
Towd Point Mortgage Trust
Series 2023-CES1 Class A1A
6.750% due 07/25/63 (~)(Ê)(Þ) 6,598 6,605
Series 2023-CES2 Class A1A
7.294% due 10/25/63 (~)(Ê)(Þ) 3,504 3,536
Wells Fargo Commercial Mortgage
Trust
Series 2021-SAVE Class A
4.562% due 02/15/40 (USD 1 Month
LIBOR + 1.150%)(Ê)(Þ) 2,858 2,847
Woodward Capital Management LLC
Series 2023-CES1 Class A1A
6.515% due 06/25/43 (~)(Ê)(Þ) 1,305 1,302
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2024-CES2 Class A1A
6.141% due 04/25/44 (~)(Ê)(Þ) 4,851 4,831
566,529
Municipal Bonds - 0.1%
American Municipal Power, Inc.
Revenue Bonds
8.084% due 02/15/50 230 292
Port Authority of New York & New
Jersey Revenue Bonds
4.926% due 10/01/51 390 358
Regents of the University of California
Medical Center Pooled Revenue
Bonds
4.132% due 05/15/32 380 354
State of California General Obligation
Unlimited
7.300% due 10/01/39 45 51
Texas Natural Gas Securitization
Finance Corp. Revenue Bonds
5.102% due 04/01/35 631 624
1,679
Non-US Bonds - 7.4%
Alba PLC
Series 2007-1 Class A3
0.342% due 03/17/39 (GBP 3 Month
LIBOR + 0.170%)(Ê)(Þ) GBP 2,326 2,836
Andorra Government International
Bond
Series EMTN
1.250% due 05/06/31 (Þ) EUR 11,800 10,577
Banque Ouest Africaine de
Developpement
Series REGS
2.750% due 01/22/33 (Þ) EUR 983 811
Chile Government International Bond
4.125% due 07/05/34 EUR 2,800 3,007
Eurosail-UK PLC
Series 2007-6NCX Class A3A
0.795% due 09/13/45 (GBP 3 Month
LIBOR + 0.700%)(Ê)(Þ) GBP 1,577 1,956
Hellenic Republic International
Government Bond
4.125% due 06/15/54 (Þ) EUR 3,585 3,813
Indonesia Government International
Bond
Series FR87
6.500% due 02/15/31 IDR 12,039,000 707
Japan 30 Year Government International
Bond
Series 81
1.600% due 12/20/53 JPY 1,171,250 6,903
Ludgate Funding PLC
Series 2007-1 Class A2A
0.638% due 01/01/61 (GBP 3 Month
LIBOR + 0.160%)(Ê)(Þ) GBP 2,204 2,671
Mexican Bonos
Series M
5.500% due 03/04/27 MXN 435,000 22,420
8.500% due 03/01/29 MXN 247,720 13,599

See accompanying notes which are an integral part of the financial statements.
392 Strategic Bond Fund
Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Mexican Bonos de Desarrollo
Series M
8.500% due 11/18/38 MXN 18,930 979
Mexico Government International Bond
4.000% due 03/15/15 EUR 3,041 2,475
New Zealand Government International
Bond
Series 0526
0.500% due 05/15/26 NZD 1,000 539
Norway Government International
Bond
Series 487
3.625% due 04/13/34 (Þ) NOK 43,000 3,797
Paragon Mortgages (No. 12) PLC
0.293% due 11/15/38 (SONIA +
0.359%)(Ê)(Þ) GBP 936 1,152
Parkmore Point RMBS PLC
Series 2022-1A Class A
5.362% due 07/25/45 (SONIA +
1.500%)(Ê)(Þ) GBP 2,684 3,367
Petroleos Mexicanos
Series 10.7
4.750% due 02/26/29 (Þ) EUR 7,803 7,094
Series 14-2
7.470% due 11/12/26 MXN 181,000 9,216
Republic of South Africa Government
International Bond
Series 2035
8.875% due 02/28/35 ZAR 49,063 2,094
Series 2037
8.500% due 01/31/37 ZAR 143,662 5,695
Series 2040
9.000% due 01/31/40 ZAR 106,926 4,238
Series 2048
8.750% due 02/28/48 ZAR 57,200 2,133
RMAC Securities No. 1 PLC
Series 2006-NS1X Class A2A
1.050% due 06/12/44 (SONIA +
0.269%)(Ê)(Þ) GBP 1,010 1,235
Series 2006-NS3X Class A2A
0.245% due 06/12/44 (SONIA +
0.269%)(Ê)(Þ) GBP 1,205 1,467
Series 2006-NS4X Class A3A
3.853% due 06/12/44 (SONIA +
0.289%)(Ê)(Þ) GBP 2,669 3,268
Romania Government International
Bond
5.500% due 09/18/28 (Þ) EUR 3,640 3,971
5.625% due 02/22/36 (Þ) EUR 1,784 1,875
Series REGS
2.750% due 02/26/26 (Þ) EUR 6,078 6,340
5.000% due 09/27/26 (Þ) EUR 3,192 3,481
1.750% due 07/13/30 (Þ) EUR 6,742 5,831
2.124% due 07/16/31 (Þ) EUR 3,866 3,317
3.750% due 02/07/34 (Þ) EUR 1,183 1,083
3.875% due 10/29/35 (Þ) EUR 659 591
3.375% due 02/08/38 (Þ) EUR 543 443
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.625% due 12/02/40 (Þ) EUR 4,312 3,003
2.750% due 04/14/41 (Þ) EUR 3,460 2,419
2.875% due 04/13/42 (Þ) EUR 4,020 2,814
4.625% due 04/03/49 (Þ) EUR 1,251 1,113
3.375% due 01/28/50 (Þ) EUR 1,188 850
Shamrock Residential
Series 2022-2 Class A
5.068% due 02/24/71 (1 Month
EURIBOR + 1.250%)(Ê)(Þ) EUR 1,714 1,829
Taurus UK Designated Activity Co.
Series 2021-UK1A Class B
6.552% due 05/17/31 (3 Month
SONIA Deposit Rate + 1.300%)(Ê)
(Þ) GBP 1,211 1,499
Towd Point Mortgage Funding
Series 2019-A13X Class B
7.032% due 07/20/45 (SONIA +
1.800%)(Ê)(Þ) GBP 1,506 1,881
160,389
United States Government Treasuries - 4.5%
United States Treasury Notes
0.250% due 07/31/25 1,831 1,722
2.000% due 08/15/25 6,679 6,417
2.250% due 11/15/25 6,475 6,199
1.625% due 02/15/26 5,860 5,515
2.250% due 03/31/26 5,240 4,975
1.625% due 05/15/26 4,506 4,211
0.625% due 03/31/27 4,803 4,255
2.375% due 05/15/27 5,205 4,841
0.500% due 05/31/27 3,970 3,479
2.250% due 08/15/27 4,999 4,607
2.250% due 11/15/27 2,495 2,288
2.750% due 02/15/28 219 203
1.125% due 02/29/28 117 102
3.125% due 11/15/28 666 622
2.375% due 05/15/29 5,522 4,945
4.000% due 10/31/29 1,478 1,426
1.750% due 11/15/29 3,297 2,835
0.625% due 05/15/30 4,361 3,432
6.250% due 05/15/30 2,534 2,735
0.625% due 08/15/30 6,119 4,771
0.875% due 11/15/30 3,822 3,010
1.625% due 05/15/31 411 336
1.250% due 08/15/31 481 380
3.500% due 02/15/33 410 375
3.875% due 08/15/33 2,243 2,106
4.500% due 11/15/33 2,213 2,180
4.000% due 02/15/34 2,060 1,951
1.125% due 05/15/40 2,886 1,699
1.375% due 11/15/40 1,621 982
1.750% due 08/15/41 1,939 1,231
3.250% due 05/15/42 2,505 2,012
2.875% due 05/15/43 2,292 1,715
4.500% due 02/15/44 260 247
2.875% due 08/15/45 5 4

See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 393
Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.750% due 11/15/47 2,040 1,426
3.000% due 02/15/48 2,060 1,510
3.000% due 02/15/49 239 174
2.875% due 05/15/49 989 703
2.000% due 02/15/50 1,826 1,063
1.250% due 05/15/50 482 228
1.375% due 08/15/50 557 272
1.625% due 11/15/50 586 306
2.375% due 05/15/51 1,309 826
1.875% due 11/15/51 2,595 1,439
2.875% due 05/15/52 1,506 1,060
3.625% due 02/15/53 511 418
4.750% due 11/15/53 460 458
97,691
Total Long-Term Investments
(cost $1,864,006) 1,761,084
Preferred Stocks - 0.0%
Financial Services - 0.0%
KeyCorp
6.200% due 12/15/27(¢) 9,175 205
Prudential Financial, Inc.
5.950% due 09/01/62 5,711 143
348
Total Preferred Stocks
(cost $372) 348
Short-Term Investments - 31.4%
Agence Francaise de Developpement
EPIC
Series EMTN
5.727% due 11/19/24 (SOFR +
1.000%)(Ê)(Þ) 4,600 4,619
American Airlines, Inc. Pass-Through
Certificates Trust
Series 2017-1B Class B
4.950% due 02/15/25 292 288
Aviation Capital Group LLC
5.500% due 12/15/24 (Þ) 380 378
Avolon Holdings Funding, Ltd.
3.950% due 07/01/24 (Þ) 130 130
CBL & Associated Properties, Inc.
5.250% due 12/01/23 (Š)(Ø) (Æ) 400 —
Citizens Financial Group, Inc.
4.023% due 10/01/24 200 197
CPPIB Capital, Inc.
4.125% due 10/21/24 (Þ) 3,700 3,676
DAE Funding LLC
1.550% due 08/01/24 (Þ) 280 276
Edison International
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.950% due 04/15/25 140 139
Equities Corp.
6.125% due 02/01/25 216 216
Fannie Mae Connecticut Avenue
Securities Trust
Series 2014-C03 Class 1M2
3.168% due 07/25/24 (USD 1 Month
LIBOR + 3.000%)(Ê) 279 280
FirstEnergy Corp.
2.050% due 03/01/25 259 250
Inter-American Development Bank
Series GMTN
4.924% due 02/04/25 (SOFR +
0.250%)(Ê) 4,770 4,772
Intesa Sanpaolo SpA
5.017% due 06/26/24 (Þ) 1,190 1,187
Las Vegas Sands Corp.
3.200% due 08/08/24 550 545
NCL Corp., Ltd.
3.625% due 12/15/24 (Þ) 610 598
Newell Brands, Inc.
4.000% due 12/01/24 420 414
Office Properties Income Trust
4.500% due 02/01/25 1,153 910
Petroleos Mexicanos
Series REGS
7.190% due 09/12/24 (Þ) MXN 76,138 4,335
Sprint LLC
Series WI
7.125% due 06/15/24 620 620
Starwood Property Trust, Inc.
3.750% due 12/31/24 (Þ) 180 177
TD SYNNEX Corp.
Series WI
1.250% due 08/09/24 870 858
U.S. Cash Management Fund(@) 404,788,600(∞) 404,586
United States Treasury Bills
5.150% due 05/16/24 (ž) 450 449
5.298% due 05/28/24 (ž) 79,708 79,393
5.428% due 07/18/24 (ž) 32,000 31,636
5.434% due 07/25/24 (ž) 141,800 140,043
WEA Finance LLC / Westfield UK &
Europe Finance PLC
3.750% due 09/17/24 (Þ) 1,195 1,182
Western Midstream Operating, LP
3.100% due 02/01/25 610 596
Wynn Macau, Ltd.
4.875% due 10/01/24 (Þ) 980 972
ZF NA Capital, Inc.
4.750% due 04/29/25 (Þ) 1,733 1,705

See accompanying notes which are an integral part of the financial statements.
394 Strategic Bond Fund
Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Total Short-Term Investments
(cost $685,046) 685,427
Other Securities - 0.2%
U.S. Cash Collateral Fund(@)(×) 4,674,558 (∞) 4,675
Total Other Securities
(cost $4,675) 4,675
Total Investments - 112.3%
(identified cost $2,554,099) 2,451,534
Other Assets and Liabilities,
Net - (12.3)%
(267,854)
Net Assets - 100.0%
2,183,680

See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 395
Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
30.3%
2023-MIC Trust (The) 03/06/24 390,000 107.48 419
412
ABN AMRO Bank NV 06/21/21 3,588,000 101.18 3,630
3,524
AES Panama Generation Holdings SRL 04/26/21 2,287,299 102.61 2,347
1,923
Africa Finance Corp. 11/02/21 1,158,000 101.36 1,174
1,115
Africa Finance Corp. 09/13/22 2,500,000 97.87 2,447
2,405
African Export-Import Bank (The) 05/10/21 470,000 100.00 470
437
Agence Francaise de Developpement EPIC 09/13/22 4,600,000 100.42 4,620
4,619
Air Canada Class A Pass-Through Trust 10/17/23 73,228 95.49 70
71
Aircastle, Ltd. 07/07/22 3,397,000 87.53 2,973
3,027
Aircastle, Ltd. 08/08/23 950,000 98.57 936
938
Alaska Airlines Pass-Through Trust 04/05/23 159,641 97.06 155
155
Alba PLC 09/27/21 GBP 2,326,106 134.10 3,119
2,836
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons, LP / Albertson's LLC 09/20/23 370,000 97.26 360
363
Alimentation Couche-Tard, Inc. 09/19/17 2,545,000 101.07 2,572
2,396
American Airlines Group, Inc. 04/12/21 333,333 100.79 336
329
American Airlines Group, Inc. 11/17/23 170,000 100.02 170
177
American Tower Trust #1 06/21/23 4,095,000 100.54 4,117
4,077
American Transmission Systems, Inc. 11/29/21 110,000 99.78 110
89
Americo Life, Inc. 04/12/21 430,000 99.80 429
331
AmFam Holdings, Inc. 04/12/21 260,000 100.11 260
195
AmFam Holdings, Inc. 04/19/21 220,000 103.19 227
125
AMMC CLO 23, Ltd. 04/16/24 220,000 100.00 220
220
Amur Equipment Finance Receivables X LLC 10/25/23 2,020,465 96.82 1,956
1,975
Amur Equipment Finance Receivables XI LLC 11/14/23 3,618,312 99.92 3,615
3,604
Amur Equipment Finance Receivables XII LLC 11/08/23 5,080,951 99.99 5,080
5,096
Andorra Government International Bond 04/28/21 EUR 11,800,000 115.32 13,608
10,577
Anglo American Capital PLC 04/29/24 500,000 99.36 497
494
Antero Midstream Partners, LP / Antero Midstream Finance Corp. 01/26/23 180,000 101.93 183
183
Apidos CLO XXVI 08/01/23 250,000 99.29 248
250
Arbor Realty CLO, Ltd. 05/26/21 3,032,470 100.00 3,032
3,023
Arbor Realty CLO, Ltd. 01/26/22 16,116,000 99.60 16,051
16,015
Arbor Realty CLO, Ltd. 06/14/23 1,573,000 98.11 1,543
1,565
Arbor Realty Commercial Real Estate Notes, Ltd. 09/20/21 6,145,048 100.00 6,145
6,100
Arbor Realty Commercial Real Estate Notes, Ltd. 05/05/22 7,993,000 100.00 7,993
7,983
Aviation Capital Group LLC 04/13/21 380,000 102.22 388
378
Avolon Holdings Funding, Ltd. 04/12/21 130,000 100.27 130
130
Ballyrock CLO, Ltd. 07/11/23 250,000 98.78 247
250
Banco de Bogota SA 04/25/24 4,444,000 93.70 4,164
4,141
Banco Inbursa SA Institucion de Banca Multiple 02/06/24 3,619,000 96.69 3,499
3,460
Banque Ouest Africaine de Developpement 07/20/22 EUR 983,000 82.18 808
811
Barclays PLC 03/26/24 1,694,985 96.67 1,639
1,604
Bayer US Finance II LLC 09/12/23 1,922,000 97.46 1,873
1,867
Bayer US Finance II LLC 03/06/24 2,239,000 102.55 2,296
2,280
Bayer US Finance LLC 12/05/23 2,451,000 100.47 2,462
2,455
BDS, Ltd. 04/04/22 11,123,000 100.00 11,123
11,086
Bellemeade Re, Ltd. 09/23/21 7,422,000 100.00 7,422
7,422
Bellemeade Re, Ltd. 09/27/21 2,959,000 100.23 2,966
2,949
Bellemeade Re, Ltd. 01/25/22 3,523,000 100.00 3,523
3,587
Bellemeade Re, Ltd. 05/18/22 1,064,977 98.57 1,050
1,066
Bellemeade Re, Ltd. 02/15/23 3,851,000 97.60 3,759
3,859
Benin Government International Bond 02/06/24 200,000 96.78 194
189
Berry Global, Inc. 08/08/23 3,955,000 97.45 3,854
3,870
Berry Petroleum Corp. 04/13/21 520,000 98.91 514
515
Blackstone Holdings Finance Co. LLC 10/31/22 130,000 99.85 130
133
Blue Racer Midstream LLC / Blue Racer Finance Corp. 02/01/23 300,000 99.14 297
298
Blue Racer Midstream LLC / Blue Racer Finance Corp. 02/17/23 420,000 100.38 422
422
BNP Paribas SA 08/08/22 1,340,000 100.00 1,340
1,351
BNP Paribas SA 11/09/22 320,000 100.00 320
339
BNP Paribas SA 01/09/23 310,000 100.00 310
305
BNP Paribas SA 11/28/23 640,000 100.00 640
646
BNP Paribas SA 02/06/24 115,000 97.92 113
111
BNP Paribas SA 04/17/24 3,915,000 93.76 3,671
3,657
Boeing Co. (The) 04/29/24 440,000 100.00 440
443
Boston Gas Co. 01/05/24 272,000 93.82 255
249

See accompanying notes which are an integral part of the financial statements.
396 Strategic Bond Fund
Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
BRAVO Residential Funding Trust 08/03/23 288,703 100.00 289
288
BRAVO Residential Funding Trust 08/03/23 144,351 99.99 144
144
Bristol Park CLO, Ltd. 06/08/23 260,000 98.32 256
260
British Airways Pass-Through Trust 08/01/23 111,676 89.24 100
103
Broadcom, Inc. 04/12/21 470,000 99.90 470
360
BX Commercial Mortgage Trust 12/02/21 9,861,000 99.88 9,849
9,688
BX Trust 01/24/24 15,622,000 98.33 15,361
15,563
CAMB Commercial Mortgage Trust 01/25/19 3,491,000 100.00 3,491
3,463
CAMB Commercial Mortgage Trust 10/22/21 13,042,000 102.72 13,397
10,414
Cameron LNG LLC 04/09/21 80,000 106.96 86
63
Carlyle Global Market Strategies CLO, Ltd. 08/08/23 250,000 99.35 248
251
Cencosud SA 11/06/23 4,015,000 94.21 3,782
3,811
CF Industries, Inc. 09/12/23 2,401,000 96.81 2,324
2,323
Chesapeake Energy Corp. 01/26/23 880,000 98.49 867
869
Chesapeake Energy Corp. 08/17/23 410,000 98.88 405
410
Chord Energy Corp. 02/01/23 200,000 99.17 198
200
CIFC Funding, Ltd. 07/18/23 290,000 98.75 286
291
Coca-Cola Icecek AS 04/25/24 2,579,000 92.16 2,377
2,371
Columbia Pipelines Holding Co. LLC 08/02/23 80,000 100.00 80
80
Columbia Pipelines Holding Co. LLC 08/02/23 1,687,000 101.30 1,725
1,702
Columbia Pipelines Operating Co. LLC 08/02/23 320,000 99.63 319
321
Comision Federal de Electricidad 04/12/21 360,000 97.63 351
292
Continental Resources, Inc. 11/09/21 160,000 99.94 160
128
Continental Resources, Inc. 01/26/23 300,000 92.28 277
275
CORE Mortgage Trust 03/01/19 5,704,000 100.00 5,704
5,261
CPPIB Capital, Inc. 09/14/22 3,700,000 99.98 3,699
3,675
Credit Agricole SA 06/17/21 2,720,000 99.27 2,700
2,515
Credit Agricole SA 06/13/22 1,300,000 99.07 1,288
1,316
Credit Agricole SA 01/05/23 470,000 100.00 470
467
Credit Agricole SA 11/09/23 370,000 96.58 357
366
Credit Agricole SA 04/17/24 1,385,000 92.41 1,280
1,272
CSL UK Holdings, Ltd. 04/20/22 170,000 99.70 170
157
CSL UK Holdings, Ltd. 04/20/22 80,000 99.84 80
75
CSL UK Holdings, Ltd. 04/20/22 100,000 99.94 100
95
DAE Funding LLC 06/15/21 280,000 99.95 280
276
Daimler Truck Finance North America LLC 01/10/24 390,000 99.83 389
380
Danske Bank A/S 06/21/21 3,846,000 97.37 3,745
3,624
Danske Bank A/S 09/07/21 825,000 95.72 796
749
Danske Bank A/S 09/07/21 1,310,000 98.23 1,287
1,285
Danske Bank A/S 01/04/23 240,000 100.00 240
240
Danske Bank A/S 02/26/24 610,000 100.00 610
604
DBGS Mortgage Trust 04/03/19 4,612,000 101.06 4,661
3,258
DCP Midstream Operating, LP 12/11/19 200,000 107.16 214
205
Delta Air Lines, Inc. / SkyMiles IP, Ltd. 09/16/20 3,877,000 97.55 3,753
3,753
Delta Air Lines, Inc. / SkyMiles IP, Ltd. 09/16/20 280,000 99.83 280
276
DK Trust 03/01/24 4,021,000 100.00 4,021
4,016
DLLAA LLC 07/25/23 4,870,000 100.00 4,870
4,867
DNB Bank ASA 01/05/24 3,306,000 100.75 3,331
3,306
DNB Bank ASA 02/06/24 169,000 93.81 159
158
Dresdner Funding Trust I 03/02/22 1,355,000 111.19 1,507
1,459
Dryden 41 Senior Loan Fund 05/26/23 490,000 96.64 474
489
Eagle Re, Ltd. 10/29/21 3,771,370 100.00 3,771
3,775
Element Fleet Management Corp. 08/08/23 3,463,000 100.55 3,482
3,481
Element Fleet Management Corp. 03/04/24 510,000 100.00 510
506
Endeavor Energy Resources, LP / EER Finance, Inc. 01/24/23 120,000 98.84 119
122
Enel Finance International NV 10/06/22 200,000 99.71 199
203
Enel Finance International NV 08/08/23 2,115,000 104.43 2,209
2,205
Enel Finance International NV 10/16/23 398,000 90.26 359
364
Enel Finance International NV 04/17/24 3,122,000 97.36 3,040
3,032
Energy Transfer Operating, LP 12/05/23 50,000 103.37 52
52
Energy Transfer, LP 11/07/23 1,950,000 98.28 1,916
1,947
Engie Energia Chile SA 04/10/24 200,000 98.95 198
198
EQM Midstream Partners, LP 05/31/22 100,000 100.33 100
102
EQT Corp. 05/10/21 70,000 100.00 70
61
EQT Corp. 05/10/21 250,000 98.45 246
236

See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 397
Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Esab Corp. 03/25/24 160,000 100.00 160
159
Eurosail-UK PLC 01/21/21 GBP 1,576,698 135.68 2,139
1,956
Fannie Mae Connecticut Avenue Securities Trust 11/16/23 440,000 100.00 440
452
Fannie Mae Connecticut Avenue Securities Trust 11/16/23 344,350 100.00 344
346
FIGRE Trust 03/19/24 6,200,623 100.03 6,202
6,159
Florida Gas Transmission Co. LLC 09/15/21 800,000 99.94 800
631
Fresenius Medical Care US Finance II, Inc. 08/04/22 4,036,000 84.29 3,402
3,131
Fresnillo PLC 04/09/21 330,000 98.49 325
241
FS Commercial Mortgage Trust 10/19/23 220,000 100.00 220
225
Full House Resorts 11/16/23 80,000 91.03 73
76
Genting New York LLC 04/13/21 1,060,000 98.53 1,044
1,014
Glencore Funding LLC 02/11/19 135,000 99.09 134
129
Glencore Funding LLC 04/13/21 120,000 100.15 120
113
Global Atlantic Fin Co. 03/12/24 200,000 99.93 200
194
Global Auto Holdings, Ltd. / AAG FH UK, Ltd. 01/11/24 620,000 100.00 620
585
Greystone Commercial Real Estate Notes 03/04/24 260,000 99.78 259
259
GS Mortgage Securities Trust 08/04/23 250,000 95.92 240
240
GS Mortgage Securities Trust 08/04/23 5,637,000 95.93 5,408
5,408
GSAA Home Equity Trust 10/21/15 375,481 78.35 294
434
Harbor Park CLO, Ltd. 04/19/24 200,000 100.00 200
200
Harley-Davidson Financial Services, Inc. 04/17/24 3,806,000 92.84 3,534
3,525
Hellenic Republic International Government Bond 04/24/24 EUR 3,585,000 104.81 3,757
3,813
HGI CRE CLO, Ltd. 09/17/21 5,357,553 100.00 5,358
5,319
Highlands Holdings Bond Issuer, Ltd. / Highlands Holdings Bond Co.-Issuer,
Inc. 04/12/21 1,223,968 101.17 1,238
1,223
Hilton Domestic Operating Co., Inc. 03/22/24 150,000 100.10 150
148
Hilton Grand Vacations Trust 08/01/23 103,153 99.98 103
104
HMH Trust 06/09/17 7,770,000 99.97 7,768
1,229
Home RE, Ltd. 07/23/21 1,227,000 100.00 1,227
1,234
Hudbay Minerals, Inc. 02/23/24 620,000 96.74 600
600
Hyundai Capital America 01/03/24 340,000 99.66 339
332
ILFC E-Capital Trust I 01/30/23 650,000 65.04 423
513
ILFC E-Capital Trust II 01/30/23 750,000 68.04 510
603
Imperial Brands Finance PLC 08/08/23 3,732,000 95.57 3,567
3,547
Infraestructura Energetica Nova SAPI de CV 07/06/22 2,354,000 94.04 2,214
2,183
InRetail Consumer 01/05/24 1,547,000 90.66 1,403
1,379
International Flavors & Fragrances, Inc. 08/08/23 4,746,000 79.19 3,758
3,849
Intesa Sanpaolo SpA 10/17/22 1,190,000 99.38 1,183
1,187
Intesa Sanpaolo SpA 11/14/22 320,000 99.89 320
324
Intesa Sanpaolo SpA 08/09/23 3,878,000 98.83 3,833
3,907
Intesa Sanpaolo SpA 11/20/23 870,000 99.90 869
909
Irwin Home Equity Loan Trust 06/30/15 171,217 101.40 174
170
Ivory Coast Government International Bond 01/24/24 500,000 98.88 494
478
J.G. Wentworth XLII LLC 01/02/24 53,557 87.66 47
47
J.G. Wentworth XXXIX LLC 01/02/24 127,537 88.78 113
112
Jane Street Group / JSG Finance Inc 04/17/24 380,000 100.00 380
382
JBS USA LUX SA / JBS USA Food Co. / JBS Luxembourg SARL 01/05/24 328,000 106.44 349
337
JDE Peet's NV 03/06/24 4,524,000 90.46 4,092
4,038
Jersey Central Power & Light Co. 08/08/23 1,828,000 97.89 1,789
1,779
Jordan Government International Bond 06/14/22 760,000 96.91 737
728
JPMorgan Mortgage Trust 06/05/20 89,132 102.78 92
78
JPMorgan Mortgage Trust 06/05/20 139,147 103.35 144
124
JPMorgan Mortgage Trust 03/30/21 475,558 101.98 485
403
JPMorgan Mortgage Trust 04/26/21 13,593,492 101.77 13,834
12,151
JPMorgan Mortgage Trust 01/26/22 10,072,431 99.14 9,986
8,480
JPMorgan Mortgage Trust 04/27/22 4,669,210 95.77 4,472
4,020
JPMorgan Mortgage Trust 03/10/23 6,032,323 88.37 5,331
5,149
JPMorgan Mortgage Trust 04/20/23 2,600,802 88.28 2,296
2,207
JPMorgan Mortgage Trust 09/27/23 4,187,705 100.00 4,188
4,214
JPMorgan Mortgage Trust 02/27/24 2,080,889 100.00 2,081
2,093
JPMorgan Wealth Management 07/30/20 1,396,764 103.39 1,444
1,165
KKR Group Finance Co. II LLC 06/14/16 30,000 103.96 31
28
Kubota Credit Owner Trust 02/14/24 4,560,000 99.98 4,559
4,517
Lamar Funding, Ltd. 07/26/22 510,000 97.51 497
496
Level 3 Financing, Inc. 03/31/23 172,000 96.09 165
170

See accompanying notes which are an integral part of the financial statements.
398 Strategic Bond Fund
Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Liberty Mutual Group, Inc. 05/03/22 218,000 127.94 279
227
Lithia Motors, Inc. 06/04/21 120,000 102.17 123
106
Ludgate Funding PLC 01/25/24 GBP 2,203,571 123.39 2,719
2,671
Lunar Structured Aircraft Portfolio Notes 12/11/23 346,958 86.50 300
307
Macquarie Bank, Ltd. 02/06/24 2,116,000 92.80 1,964
1,960
Magnetite XXIX, Ltd. 10/19/23 400,000 98.29 393
399
Marks & Spencer PLC 09/25/19 58,000 112.36 65
59
Mars, Inc. 04/09/21 390,000 94.18 367
257
Massachusetts Mutual Life Insurance Co. 04/09/21 120,000 100.34 120
79
Mattel, Inc. 08/08/23 4,116,000 95.01 3,911
3,919
Medline Borrower, LP 03/20/24 380,000 100.00 380
378
Melco Resorts Finance, Ltd. 04/12/21 620,000 96.99 601
552
Melco Resorts Finance, Ltd. 04/09/24 300,000 100.05 300
293
Metropolitan Edison Co. 03/28/23 240,000 99.89 240
237
Mexico Generadora de Energia S de rl 04/04/23 1,800,278 96.98 1,746
1,745
MF1 LLC 07/19/23 2,220,000 100.25 2,225
2,223
MF1 LLC 01/30/24 6,314,000 99.75 6,298
6,312
MHC Commercial Mortgage Trust 04/06/21 12,545,401 99.29 12,457
12,467
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets, Ltd. 06/25/20 266,500 99.60 265
267
MISC Capital Two Labuan, Ltd. 02/06/24 3,603,000 95.92 3,456
3,414
MMAF Equipment Finance LLC 01/17/24 3,160,000 99.99 3,160
3,101
Mondelez International, Inc. 11/05/21 358,000 99.30 355
324
Monongahela Power Co. 09/12/23 590,000 99.83 589
588
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 35,996,000 0.28 99
99
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 58,208,000 1.01 588
587
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 5,268,000 98.85 5,208
3,971
MVW LLC 09/13/23 205,609 90.80 187
189
NBK Tier 1 Financing 2, Ltd. 04/25/24 4,292,000 95.94 4,118
4,120
NCL Corp., Ltd. 02/09/24 610,000 98.60 601
598
Neuberger Berman Loan Advisers CLO 30, Ltd. 01/25/24 340,000 99.95 340
337
New York Life Global Funding 01/24/23 220,000 99.84 220
206
New York Life Insurance Co. 04/09/21 150,000 107.45 161
109
NGPL PipeCo LLC 09/26/19 2,298,000 124.90 2,870
2,506
Nigeria Government International Bond 11/30/23 350,000 86.68 303
307
Nippon Life Insurance Co. 04/09/21 360,000 96.38 347
293
Nissan Motor Acceptance Co. LLC 09/12/23 70,000 89.12 62
63
Nissan Motor Acceptance Corp. 01/31/24 215,000 93.18 200
198
Nissan Motor Co., Ltd. 01/18/23 490,000 96.60 473
472
NMI Holdings, Inc. 01/31/24 180,000 101.03 182
181
Nomura Resecuritization Trust 10/23/15 725,318 94.94 689
715
Northwestern Mutual Life Insurance Co. (The) 04/09/21 310,000 101.57 315
210
Northwestern Mutual Life Insurance Co. (The) 04/09/21 280,000 103.89 291
183
Norway Government International Bond 02/06/24 NOK 43,000,000 9.33 4,013
3,797
NRG Energy, Inc. 04/12/21 2,276,000 94.63 2,119
2,030
Nuveen LLC 03/11/19 100,000 102.29 102
95
Nuveen LLC 04/08/24 300,000 99.86 300
296
Nuveen LLC 04/08/24 210,000 99.89 210
208
Oaktown Re III, Ltd. 01/26/21 1,388,522 100.32 1,393
1,390
Oaktown Re VI, Ltd. 04/14/21 4,037,104 100.05 4,039
4,045
Oaktown Re VII, Ltd. 10/15/21 1,440,560 100.00 1,441
1,441
Oaktown Re, Ltd. 09/28/21 1,024,000 101.56 1,040
1,042
Oaktown Re, Ltd. 10/15/21 3,798,000 100.00 3,798
3,867
OCP SA 06/10/21 390,000 99.52 388
324
OCP SA 04/24/24 200,000 98.49 197
197
Ohio Edison Co. 09/22/22 220,000 99.82 220
213
Onslow Bay Financial LLC 09/18/23 456,168 100.00 456
459
Open Text Corp. 08/08/23 2,092,000 101.21 2,117
2,136
OZLM Funding II, Ltd. 02/02/24 350,000 100.00 350
350
Paragon Mortgages (No. 12) PLC 03/25/21 GBP 935,774 135.88 1,272
1,152
Parkmore Point RMBS PLC 02/07/23 GBP 2,683,905 118.42 3,178
3,367
Parsley Energy LLC / Parsley Finance Corp. 09/25/20 50,000 95.64 48
47
Pennsylvania Electric Co. 03/28/23 1,933,000 99.50 1,918
1,905
Penske Truck Leasing Co., LP / PTL Finance Corp. 12/05/23 739,000 94.54 699
698
Permian Resources Corp. 01/31/24 310,000 98.79 306
306
Petroleos del Peru SA 04/26/21 220,000 101.65 224
135

See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 399
Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Petroleos Mexicanos 02/23/21 MXN 76,138,300 4.85 3,693
4,335
Petroleos Mexicanos 04/02/24 EUR 7,803,000 92.13 7,189
7,094
PFS Financing Corp. 08/08/23 3,987,000 99.99 3,987
3,973
PFS Financing Corp. 01/30/24 380,000 100.00 380
381
PFS Financing Corp. 01/30/24 140,000 100.00 140
140
PM General Purchaser LLC 11/30/23 350,000 100.12 350
355
Preston Ridge Partners Mortgage LLC 12/01/20 1,138,661 100.00 1,139
1,126
Preston Ridge Partners Mortgage LLC 04/28/21 2,465,224 100.00 2,465
2,408
Preston Ridge Partners Mortgage LLC 02/23/24 7,470,518 100.00 7,470
7,455
Preston Ridge Partners Mortgage Trust 11/03/21 1,293,441 97.72 1,264
1,254
PRKCM Trust 02/22/24 389,585 99.99 390
388
Prosus NV 08/04/22 3,847,000 87.67 3,373
3,312
Provincia de Buenos Aires 08/27/21 1,148,045 45.40 521
505
Provincia de Cordoba 04/12/21 280,006 69.50 195
255
Provincia de Cordoba 04/12/21 500,000 75.70 379
395
Puma International Financing SA 04/18/24 270,000 100.00 270
273
Radnor RE, Ltd. 11/05/21 463,314 100.00 463
464
Radnor RE, Ltd. 11/30/23 1,837,143 101.50 1,865
1,857
Regal Rexnord Corp. 01/09/23 1,140,000 100.39 1,144
1,140
Reliance Industries, Ltd. 01/05/22 250,000 99.81 250
206
Reliance Standard Life Global Funding II 09/12/23 780,000 89.44 698
698
Renew 01/11/24 859,230 100.00 859
822
Renew Financial Group LLC 07/31/23 525,875 95.17 500
497
Resorts World Las Vegas LLC / RWLV Capital, Inc. 02/02/22 600,000 97.98 588
533
Resorts World Las Vegas LLC / RWLV Capital, Inc. 11/08/23 980,000 74.62 731
831
RMAC Securities No. 1 PLC 04/15/21 GBP 2,668,830 133.57 3,565
3,268
RMAC Securities No. 1 PLC 04/15/21 GBP 1,205,206 133.62 1,610
1,467
RMAC Securities No. 1 PLC 04/15/21 GBP 1,010,214 134.53 1,359
1,235
Roche Holding AG 03/04/24 260,000 100.00 260
252
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. 09/21/21 210,000 100.00 210
193
Rockies Express Pipeline LLC 05/06/20 1,142,000 91.52 1,045
1,028
Rockies Express Pipeline LLC 03/23/21 560,000 97.80 548
515
Rockies Express Pipeline LLC 03/23/21 309,000 98.45 304
299
Rockies Express Pipeline LLC 07/07/22 449,000 93.42 419
427
Rogers Communications, Inc. 02/02/24 158,000 95.35 151
150
Rolls-Royce PLC 06/05/23 1,582,000 96.98 1,534
1,519
Romania Government International Bond 02/23/21 EUR 4,312,000 114.24 4,926
3,003
Romania Government International Bond 07/08/21 EUR 4,020,000 110.92 4,459
2,814
Romania Government International Bond 08/03/21 EUR 3,460,000 81.42 2,817
2,419
Romania Government International Bond 02/24/22 EUR 3,866,000 85.69 3,313
3,317
Romania Government International Bond 02/24/22 EUR 6,742,000 87.79 5,919
5,831
Romania Government International Bond 02/24/22 EUR 543,000 96.01 521
443
Romania Government International Bond 02/24/22 EUR 1,251,000 98.86 1,237
1,113
Romania Government International Bond 03/01/22 EUR 659,000 104.71 690
591
Romania Government International Bond 06/28/22 EUR 1,188,000 68.61 815
850
Romania Government International Bond 09/21/22 EUR 6,078,000 96.32 5,854
6,340
Romania Government International Bond 09/11/23 EUR 3,640,000 107.43 3,910
3,971
Romania Government International Bond 01/23/24 2,260,000 99.49 2,249
2,211
Romania Government International Bond 02/15/24 EUR 1,784,000 106.72 1,904
1,875
Romania Government International Bond 02/27/24 EUR 3,192,000 111.22 3,550
3,481
Romania Government International Bond 04/19/24 EUR 1,183,000 91.84 1,086
1,083
Royal Caribbean Cruises, Ltd. 02/22/24 170,000 100.25 170
168
RWE Finance US LLC 04/11/24 800,000 99.62 797
785
Saluda Grade Alternative Mortgage Trust 11/17/23 1,517,104 100.24 1,521
1,534
Saluda Grade Alternative Mortgage Trust 02/07/24 2,312,732 102.11 2,362
2,324
Saluda Grade Alternative Mortgage Trust 04/05/24 7,154,000 100.00 7,154
7,147
Santander UK Group Holdings PLC 02/06/24 394,000 98.44 388
385
Sasol Financing USA LLC 04/26/23 540,000 100.00 540
543
Saudi Arabian Oil Co. 08/08/23 2,394,000 87.63 2,098
2,017
Saudi Government International Bond 01/08/24 430,000 97.80 421
401
Sealed Air Corp. 04/22/20 633,000 105.17 666
637
Sequoia Mortgage Trust 10/21/16 396,699 102.54 407
349
Sequoia Mortgage Trust 05/06/21 7,217,119 102.53 7,400
6,413
Shamrock Residential 11/20/23 EUR 1,713,574 109.37 1,874
1,829
Sigma Alimentos SA de CV 01/05/24 3,741,000 97.31 3,640
3,625

See accompanying notes which are an integral part of the financial statements.
400 Strategic Bond Fund
Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
SilverBow Resources, Inc. 11/21/23 690,000 98.12 677
682
SK Hynix, Inc. 12/05/23 3,931,000 93.03 3,657
3,648
Smithfield Foods, Inc. 04/17/24 1,205,000 95.37 1,149
1,145
Smurfit Kappa Treasury Funding, Ltd. 03/26/24 350,000 99.88 350
341
Sociedad Quimica y Minera de Chile SA 09/13/21 450,000 99.22 446
284
Societe Generale SA 02/03/23 2,623,000 92.87 2,436
2,403
Societe Generale SA 01/11/24 220,000 100.00 220
210
Societe Generale SA 02/06/24 1,618,000 96.55 1,562
1,545
Sodexo, Inc. 10/12/23 3,844,000 92.23 3,545
3,550
SoFi Professional Loan Program Trust 01/29/24 96,454 87.10 84
81
Solventum Corp. 02/23/24 250,000 99.58 249
233
Solventum Corp. 02/23/24 270,000 99.78 269
262
Solventum Corp. 02/23/24 460,000 99.93 460
444
Spirit Loyalty Cayman, Ltd. / Spirit IP Cayman, Ltd. 11/14/22 390,000 98.54 384
305
St. Marys Cement, Inc. 03/27/24 740,000 98.92 732
723
Standard Chartered PLC 04/02/20 950,000 95.32 906
961
Standard Chartered PLC 12/05/23 2,342,000 95.41 2,235
2,248
Standard Chartered PLC 04/25/24 2,073,000 92.65 1,921
1,920
Starwood Property Trust, Inc. 04/24/24 180,000 98.41 177
177
SURA Asset Management SA 10/12/23 2,185,000 93.12 2,035
2,084
Suzano Austria GmbH 04/09/21 200,000 128.22 256
202
Suzano Austria GmbH 10/12/23 2,058,000 99.04 2,038
2,050
Swedbank AB 09/05/23 200,000 100.00 200
201
Taurus UK Designated Activity Co. 02/22/21 GBP 1,211,105 140.62 1,703
1,499
Teachers Insurance & Annuity Association of America 11/09/15 200,000 97.51 195
198
Topaz Solar Farms LLC 04/03/24 593,000 99.54 590
587
Towd Point Mortgage Funding 01/20/21 GBP 1,506,000 136.45 2,055
1,881
Towd Point Mortgage Trust 08/17/20 2,001,502 101.68 2,035
1,905
Towd Point Mortgage Trust 07/21/23 6,598,236 99.84 6,588
6,605
Towd Point Mortgage Trust 10/19/23 3,503,881 100.00 3,504
3,536
UBS Group AG 08/08/22 470,000 100.00 470
481
UBS Group AG 11/09/22 620,000 108.61 673
733
UBS Group AG 04/25/24 4,541,000 92.17 4,185
4,185
UniCredit SpA 04/22/20 231,000 104.50 241
233
UniCredit SpA 03/03/22 3,000,000 97.54 2,926
2,861
UniCredit SpA 01/05/24 1,087,000 92.05 1,001
1,001
UniCredit SpA 04/25/24 125,000 96.50 121
121
United Airlines, Inc. 04/14/21 70,000 100.00 70
65
United Airlines, Inc. 03/30/22 530,000 99.24 526
510
Var Energi ASA 12/05/23 3,948,000 104.42 4,122
4,120
VICI Properties, Inc. 07/06/22 2,771,000 98.08 2,718
2,748
Vistra Operations Co. LLC 04/09/24 370,000 99.88 370
360
Vistra Operations Co. LLC 04/17/24 3,876,000 94.42 3,660
3,648
WEA Finance LLC / Westfield UK & Europe Finance PLC 04/09/21 420,000 103.28 434
305
WEA Finance LLC / Westfield UK & Europe Finance PLC 05/06/21 1,195,000 99.55 1,190
1,182
Wells Fargo Commercial Mortgage Trust 11/15/22 2,858,074 97.24 2,779
2,847
Wipro IT Services LLC 08/08/23 2,039,000 92.31 1,882
1,870
Woodward Capital Management LLC 07/13/23 1,305,105 99.09 1,293
1,302
Woodward Capital Management LLC 02/15/24 3,541,364 100.00 3,541
3,522
Woodward Capital Management LLC 03/19/24 4,850,750 100.00 4,851
4,831
Wynn Macau, Ltd. 01/04/23 980,000 99.10 971
972
Yara International ASA 04/11/22 3,094,000 97.46 3,015
2,964
ZF NA Capital, Inc. 05/05/20 1,733,000 98.03 1,693
1,705
ZF NA Capital, Inc. 04/16/24 280,000 100.00 280 281
661,881
For a description of restricted securities see note 9 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 401
Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Canadian 10 Year Government Bond Futures 167 CAD 19,537 06/24
(380)
Long Gilt Futures 502 GBP 48,082 06/24
(1,281)
United States 2 Year Treasury Note Futures 4,239 USD 859,060 06/24
(7,011)
United States 5 Year Treasury Note Futures 1,859 USD 194,716 06/24
(3,885)
United States 10 Year Treasury Note Futures 1,885 USD 202,520 06/24
(4,686)
United States 10 Year Treasury Ultra Bond Futures 3,026 USD 333,522 06/24
(9,297)
United States Treasury Long Bond Futures 1,013 USD 115,292 06/24
(5,324)
United States Treasury Ultra Bond Futures 1,206 USD 144,193 06/24 (9,291)
Short Positions
Euro-Bobl Futures 80 EUR 9,314 06/24
106
Euro-Bund Futures 703 EUR 91,446 06/24
1,688
Euro-Buxl Futures 41 EUR 5,286 06/24
68
Euro-OAT Futures 116 EUR 14,554 06/24
323
Euro-Schatz Futures 38 EUR 3,994 06/24
25
Japanese 10 Year Government Bond Futures 137 JPY 19,796,500 06/24
700
Long Gilt Futures 191 GBP 18,294 06/24
428
United States 2 Year Treasury Note Futures 557 USD 112,880 06/24
865
United States 5 Year Treasury Note Futures 921 USD 96,468 06/24
1,960
United States 10 Year Treasury Note Futures 726 USD 78,000 06/24
1,226
United States 10 Year Treasury Ultra Bond Futures 222 USD 24,469 06/24
767
United States Treasury Ultra Bond Futures 163 USD 19,489 06/24 844
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (32,155)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of New York USD 5,592 NZD 9,381 05/14/24 (64)
BNP Paribas USD 1,895 JPY 283,355 07/19/24 (77)
Citigroup USD 2,226 AUD 3,371 07/17/24 (38)
Citigroup USD 593 BRL 2,947 05/03/24 (26)
Citigroup USD 735 BRL 3,865 05/03/24 9
Citigroup USD 781 BRL 3,891 05/03/24 (32)
Citigroup USD 1,005 BRL 5,296 05/03/24 15
Citigroup USD 1,483 BRL 7,356 05/03/24 (66)
Citigroup USD 1,483 BRL 7,357 05/03/24 (66)
Citigroup USD 3,060 BRL 15,783 05/03/24 (20)
Citigroup USD 8,990 BRL 46,495 05/03/24 (36)
Citigroup USD 8,928 BRL 46,495 08/02/24 (53)
Citigroup USD 495 CAD 673 07/17/24 (6)
Citigroup USD 968 COP 3,713,132 07/17/24 (32)
Citigroup USD 3,872 COP 14,797,661 07/17/24 (143)
Citigroup USD 3,804 EUR 3,550 05/02/24 (16)
Citigroup USD 8,657 KRW 11,603,874 07/17/24 (253)
Citigroup USD 274 MXN 4,790 07/17/24 2

See accompanying notes which are an integral part of the financial statements.
402 Strategic Bond Fund
Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup USD 2,180 MXN 37,476 07/17/24 (18)
Citigroup USD 2,692 MXN 46,462 07/17/24 (12)
Citigroup USD 4,057 MXN 68,156 07/17/24 (125)
Citigroup USD 2 NOK 22 07/17/24 —
Citigroup USD 920 ZAR 17,367 07/17/24 (3)
Citigroup AUD 17,226 USD 11,242 05/14/24 79
Citigroup AUD 3,255 USD 2,160 07/17/24 47
Citigroup BRL 2,947 USD 570 05/03/24 2
Citigroup BRL 3,865 USD 747 05/03/24 3
Citigroup BRL 3,891 USD 752 05/03/24 3
Citigroup BRL 5,296 USD 1,024 05/03/24 4
Citigroup BRL 7,356 USD 1,422 05/03/24 6
Citigroup BRL 7,357 USD 1,422 05/03/24 6
Citigroup BRL 15,783 USD 3,052 05/03/24 12
Citigroup BRL 46,495 USD 9,008 05/03/24 54
Citigroup CNY 31,731 USD 4,400 07/17/24 (58)
Citigroup COP 36,105,594 USD 9,445 07/17/24 347
Citigroup EUR 4,046 JPY 656,880 07/17/24 (238)
Citigroup EUR 94 NOK 1,102 07/17/24 (2)
Citigroup EUR 1,980 NOK 23,047 07/17/24 (81)
Citigroup EUR 532 USD 572 07/17/24 2
Citigroup EUR 550 USD 589 07/17/24 —
Citigroup EUR 1,600 USD 1,740 07/17/24 27
Citigroup EUR 2,850 USD 3,067 07/17/24 16
Citigroup EUR 3,550 USD 3,817 07/17/24 16
Citigroup EUR 4,047 USD 4,360 07/17/24 27
Citigroup EUR 5,314 USD 5,782 07/17/24 94
Citigroup EUR 64,079 USD 69,822 07/17/24 1,217
Citigroup GBP 2,260 EUR 2,625 07/17/24 (28)
Citigroup GBP 840 USD 1,062 07/17/24 12
Citigroup JPY 341,503 EUR 2,048 07/17/24 4
Citigroup JPY 341,748 EUR 2,048 07/17/24 —
Citigroup JPY 1,161,950 USD 7,769 07/17/24 316
Citigroup KRW 4,058,593 USD 3,019 07/17/24 79
Citigroup KRW 7,591,674 USD 5,641 07/17/24 143
Citigroup MXN 8,585 USD 495 07/17/24 —
Citigroup MXN 12,136 USD 726 07/17/24 26
Citigroup MXN 24,280 USD 1,454 07/17/24 53
Citigroup MXN 75,085 USD 4,466 07/17/24 135
Citigroup MXN 987,826 USD 59,263 07/17/24 2,282
Citigroup NOK 42,717 USD 4,006 07/17/24 154
Citigroup NZD 907 USD 547 07/17/24 12
Citigroup ZAR 23,249 USD 1,222 07/17/24 (6)
Citigroup ZAR 28,347 USD 1,492 07/17/24 (5)
Citigroup ZAR 31,447 USD 1,656 07/17/24 (5)

See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 403
Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup ZAR 135,681 USD 7,163 07/17/24 (3)
Citigroup ZAR 135,681 USD 7,171 07/17/24 5
JPMorgan Chase USD 10,271 EUR 9,525 05/14/24 (101)
JPMorgan Chase USD 7,459 GBP 5,938 05/14/24 (39)
JPMorgan Chase USD 1,468 MXN 24,398 07/19/24 (61)
JPMorgan Chase IDR 8,678,743 USD 530 07/19/24 (2)
Morgan Stanley USD 1,002 BRL 5,118 07/19/24 (23)
Morgan Stanley USD 1 GBP 1 07/19/24 —
Morgan Stanley JPY 159,870 USD 1,027 07/19/24 1
Royal Bank of Canada CHF 15,174 USD 16,826 05/14/24 299
State Street USD 262 AUD 399 05/14/24 (3)
State Street USD 203 CHF 185 05/14/24 (2)
State Street USD 88 EUR 80 05/15/24 (2)
State Street USD 12 JPY 1,940 05/14/24 —
State Street USD 11,123 NOK 120,591 05/14/24 (265)
State Street EUR 167 USD 179 05/14/24 1
State Street EUR 51 USD 56 05/15/24 1
State Street EUR 1,792 USD 1,931 05/15/24 18
State Street GBP 142 USD 177 05/13/24 —
State Street GBP 22,078 USD 27,893 05/13/24 305
State Street GBP 100 USD 126 05/14/24 1
State Street NOK 339 USD 31 05/14/24 —
State Street NZD 168 USD 100 05/14/24 1
State Street SEK 169 USD 15 05/14/24 —
UBS JPY 852,639 USD 5,661 05/14/24 245
UBS SEK 59,511 USD 5,558 05/14/24 156
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 4,227
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Citigroup NZD 37,000 5.325%
(2)
3 Month
NZD-BBR-Telerate
(3)
10/19/25
— 4 4
Citigroup NZD 37,400 5.221%
(2)
3 Month
NZD-BBR-Telerate
(3)
10/19/25
— (28) (28)
Citigroup JPY 9,800,000 TONAR
(4)
0.290%
(4)
03/18/26
— 65 65
Citigroup USD 24,000 4.884%
(4)
SOFR
(4)
04/19/26
— (46) (46)
Citigroup BRL 20,682 10.030%
(4)
Brazil CDI Deposit
Rate
(4)
01/04/27
— (71) (71)
Citigroup BRL 24,441 10.200%
(4)
Brazil CDI Deposit
Rate
(4)
01/04/27
— (68) (68)
Citigroup BRL 35,648 10.730%
(4)
Brazil CDI Deposit
Rate
(4)
01/04/27
— (36) (36)
Citigroup BRL 48,352 10.710%
(4)
Brazil CDI Deposit
Rate
(4)
01/04/27
— (41) (41)
Citigroup BRL 50,877 9.810%
(4)
Brazil CDI Deposit
Rate
(4)
01/04/27
— (222) (222)

See accompanying notes which are an integral part of the financial statements.
404 Strategic Bond Fund
Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Citigroup SEK 100,000 3 Month STIBOR
(4)
3.570%
(2)
10/19/28
— (384) (384)
Citigroup NOK 102,400 4.286%
(3)
6 Month NIBOR
(4)
10/19/28
— 197 197
Citigroup NOK 20,300 3.780%
(3)
6 Month NIBOR
(4)
02/09/29
— (43) (43)
Citigroup CZK 36,000 3.930%
(3)
6 Month PRIBOR
(4)
06/19/29
— (16) (16)
Citigroup CZK 36,000 3.950%
(3)
6 Month PRIBOR
(4)
06/19/29
— (14) (14)
Citigroup CZK 112,000 3.680%
(3)
6 Month PRIBOR
(4)
06/19/29
— (102) (102)
Citigroup SEK 48,800 3 Month STIBOR
(4)
2.629%
(2)
02/08/34
— 108 108
Citigroup CAD 10,600 CORRA
(3)
3.498%
(3)
03/26/34
— 216 216
Citigroup HUF 1,545,900 6.460%
(3)
6 Month BUBOR
(4)
06/19/34
— (165) (165)
Citigroup CAD 8,000 CORRA
(3)
3.416%
(3)
03/26/54 — 293 293
Total Open Interest Rate Swap Contracts (å) — (353) (353)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Long-Term Investments
Asset-Backed Securities $ — $ 76,552 $ —
$ —
$ 76,552 3 .5
Corporate Bonds and Notes — 501,773 —
—
501,773 23 .0
International Debt — 353,380 —
—
353,380 16 .2
Loan Agreements — 3,091 —
—
3,091 0 .1
Mortgage-Backed Securities — 559,382 7,147
—
566,529 25 .9
Municipal Bonds — 1,679 —
—
1,679 0 .1
Non-US Bonds — 160,389 —
—
160,389 7 .4
United States Government Treasuries — 97,691 —
—
97,691 4 .5
Preferred Stocks 348 — — — 348 —
*
Short-Term Investments — 280,841 — 404,586 685,427 31 .4
Other Securities — — — 4,675 4,675 0 .2
Total Investments 348 2,034,778 7,147 409,261 2,451,534 112 .3
Other Assets and Liabilities, Net
(12 .3)
100 .0

See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 405
Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Other Financial Instruments
Assets
Futures Contracts 9,000 — — — 9,000 0 .4
Foreign Currency Exchange Contracts — 6,237 — — 6,237 0 .3
Interest Rate Swap Contracts — 883 — — 883 —
*
A
Liabilities
Futures Contracts (41,155) — — — (41,155) (1 .9)
Foreign Currency Exchange Contracts (16) (1,994) — — (2,010) (0 .1)
Interest Rate Swap Contracts — (1,236) — — (1,236) (0 .1)
Total Other Financial Instruments
**
$ (32,171) $ 3,890 $ — $ — $ (28,281)
*
Less than .05% of net assets.
**
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2024, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of April 30, 2024, if any, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
Andorra .......................................................................................
10,577
Argentina .....................................................................................
1,231
Australia ......................................................................................
2,956
Belgium .......................................................................................
570
Benin ...........................................................................................
189
Bermuda ......................................................................................
39,221
Brazil ...........................................................................................
6,864
Canada .........................................................................................
55,537
Cayman Islands ...........................................................................
37,461
Chile ............................................................................................
10,504
China ...........................................................................................
3,660
Colombia .....................................................................................
6,946
Denmark ......................................................................................
6,502
Egypt ...........................................................................................
437
Finland ........................................................................................
3,839
France ..........................................................................................
26,159
Germany ......................................................................................
16,816
Greece .........................................................................................
3,813
Hong Kong ..................................................................................
845

See accompanying notes which are an integral part of the financial statements.
406 Strategic Bond Fund
Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands
Country Exposure
Fair Value
$
India ............................................................................................
2,076
Indonesia .....................................................................................
707
Ireland .........................................................................................
6,586
Israel ............................................................................................
1,844
Italy .............................................................................................
22,584
Ivory Coast ..................................................................................
478
Japan ...........................................................................................
9,559
Jordan ..........................................................................................
728
Kuwait .........................................................................................
4,120
Luxembourg ................................................................................
318
Macao ..........................................................................................
2,371
Malaysia ......................................................................................
3,414
Mexico ........................................................................................
73,404
Morocco ......................................................................................
521
Netherlands .................................................................................
13,186
New Zealand ...............................................................................
539
Nigeria .........................................................................................
3,827
Norway ........................................................................................
11,381
Oman ...........................................................................................
496
Panama ........................................................................................
1,923
Peru .............................................................................................
1,663
Romania ......................................................................................
39,342
Saudi Arabia ................................................................................
2,418
Singapore ....................................................................................
273
South Africa ................................................................................
15,197
South Korea ................................................................................
7,518
Spain ...........................................................................................
3,701
Sweden ........................................................................................
201
Switzerland .................................................................................
5,695
Taiwan .........................................................................................
557
Togo ............................................................................................
811
Turkey .........................................................................................
2,371
United Arab Emirates ..................................................................
276
United Kingdom ..........................................................................
59,280
United States ...............................................................................
1,918,042
Total Investments ...................................................................
2,451,534

See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 407
Russell Investment Company
Strategic Bond Fund
Fair Value of Derivative Instruments — April 30, 2024 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ 6,237 $ —
Variation margin on futures contracts* — 9,000
Interest rate swap contracts, at fair value — 883
Total
$ 6,237 $ 9,883
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ — $ 41, 155
Unrealized depreciation on foreign currency exchange contracts 2,010 —
Interest rate swap contracts, at fair value — 1,236
Total
$ 2,010 $ 42, 391
Derivatives not accounted for as hedging instruments
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ — $ — $ (10,026)
Interest rate swap contracts — — 1, 181
Credit default swap contracts (345) — —
Foreign currency exchange contracts — (7,714) —
Total
$ (345) $ (7,714) $ (8, 845 )
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ — $ — $ 7, 723
Interest rate swap contracts — — (564)
Credit default swap contracts (46) — —
Foreign currency exchange contracts — 3,325 —
Total
$ (46) $ 3,325 $ 7, 159
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Amounts in thousands
See accompanying notes which are an integral part of the financial statements.
408 Strategic Bond Fund
Russell Investment Company
Strategic Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2024 (Unaudited)
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 1,718 $ — $ 1,718
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts 6,237 — 6,237
Interest Rate Swap Contracts Interest rate swap contracts, at fair value 883 — 883
Total Financial and Derivative Assets
8,838 — 8,838
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 8,838 $ — $ 8,838
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 820 $ — $ 820 $ —
Barclays
696 — 696 —
Citigroup
6,296 2,592 202 3,502
Morgan Stanley
1 1 — —
Royal Bank of Canada
298 — — 298
State Street
326 5 — 321
UBS
401 — — 401
Total
$ 8,838 $ 2,598 $ 1,718 $ 4,52 2

Amounts in thousands
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 409
Russell Investment Company
Strategic Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued
— April 30, 2024 (Unaudited)
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 2,010 $ — $ 2,010
Interest Rate Swap Contracts Interest rate swap contracts, at fair value 1,236 — 1,236
Total Financial and Derivative Liabilities
3,246 — 3,246
Financial and Derivative Liabilities not subject to a netting agreement
(16) — (16)
Total Financial and Derivative Liabilities subject to a netting agreement
$ 3,230 $ — $ 3,230
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of New York $ 63 $ — $ — $ 63
BNP Paribas 77 — — 77
Citigroup 2,592 2,592 — —
JPMorgan Chase 203 — 203 —
Morgan Stanley 24 1 20 3
State Street 271 5 — 266
Total
$ 3,230 $ 2,598 $ 223 $ 409
*      Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
410 Strategic Bond Fund
Statement of Assets and Liabilities — April 30, 2024 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 2,554,099
Investments, at fair value(*)(>) ....................................................................................................................................................
2,451,534
Cash .............................................................................................................................................................................................. 20
Foreign currency holdings(^) ....................................................................................................................................................... 7,774
Unrealized appreciation on foreign currency exchange contracts ............................................................................................... 6,237
Receivables:
Dividends and interest ...................................................................................................................................................... 14,554
Dividends from affiliated funds ....................................................................................................................................... 1,222
Investments sold ............................................................................................................................................................... 86,979
Fund shares sold ............................................................................................................................................................... 1,616
From broker(a)(b)(c) ........................................................................................................................................................ 88,678
Variation margin on futures contracts .............................................................................................................................. 710
Prepaid expenses .......................................................................................................................................................................... 17
Interest rate swap contracts, at fair value (•) ................................................................................................................................. 883
Total assets ...............................................................................................................................................................
2,660,224
Liabilities
Payables:
Investments purchased ..................................................................................................................................................... 433,004
Fund shares redeemed ...................................................................................................................................................... 1,526
Accrued fees to affiliates .................................................................................................................................................. 955
Other accrued expenses .................................................................................................................................................... 317
Variation margin on futures contracts .............................................................................................................................. 32,820
Income distribution .......................................................................................................................................................... 1
Unrealized depreciation on foreign currency exchange contracts ............................................................................................... 2,010
Payable upon return of securities loaned ..................................................................................................................................... 4,675
Interest rate swap contracts, at fair value (•) ................................................................................................................................. 1,236
Total liabilities ...........................................................................................................................................................
476,544
Net Assets ...............................................................................................................................................................
$ 2,183,680

Russell Investment Company
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 411
Statement of Assets and Liabilities, continued — April 30, 2024 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ (673,275)
Shares of beneficial interest .........................................................................................................................................................
2,449
Additional paid-in capital ............................................................................................................................................................
2,854,506
Net Assets ...............................................................................................................................................................
$ 2,183,680
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) .......................................................................................................................................... $ 8.87
Maximum offering price per share (Net asset value plus sales charge of 3.75%): Class A ..................................................... $ 9.22
Class A — Net assets ........................................................................................................................................................... $ 17,683,342
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 1,993,072
Net asset value per share: Class C (#) .......................................................................................................................................... $ 8.76
Class C — Net assets ........................................................................................................................................................... $ 8,099,912
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 925,082
Net asset value per share: Class M (#) ......................................................................................................................................... $ 8.94
Class M — Net assets .......................................................................................................................................................... $ 351,327,331
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 39,300,883
Net asset value per share: Class R6 (#) ........................................................................................................................................ $ 8.81
Class R6 — Net assets ......................................................................................................................................................... $ 2,822,585
Class R6 — Shares outstanding ($.01 par value) ................................................................................................................ 320,269
Net asset value per share: Class S (#) .......................................................................................................................................... $ 8.95
Class S — Net assets ............................................................................................................................................................ $ 1,415,984,899
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 158,284,838
Net asset value per share: Class Y (#) .......................................................................................................................................... $ 8.80
Class Y — Net assets ........................................................................................................................................................... $ 387,761,826
Class Y — Shares outstanding ($.01 par value) ................................................................................................................... 44,067,381
Amounts in thousands
(^)     Foreign currency holdings - cost $ 7,735
(*)     Securities on loan included in investments $ 1,718
(•)     Interest rate swap contracts – premiums paid (received) $ —
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 409,261
(a)   Receivable from Broker for Futures $ 77,872
(b)   Receivable from Broker for Swaps $ 9,516
(c)   Receivable from Broker for TBAs $ 1,290
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
412 Strategic Bond Fund
Statement of Operations — For the Period Ended April 30, 2024 (Unaudited)
Amounts in thousands
Investment Income
Dividends from affiliated funds ....................................................................................................................................... $ 7,179
Interest .............................................................................................................................................................................. 51, 316
Securities lending income (net) ....................................................................................................................................... 19
Total investment income ..............................................................................................................................................................
58, 514
Expenses
Advisory fees ................................................................................................................................................................... 4,961
Administrative fees .......................................................................................................................................................... 538
Custodian fees .................................................................................................................................................................. 132
Distribution fees - Class A ............................................................................................................................................... 22
Distribution fees - Class C ............................................................................................................................................... 31
Transfer agent fees - Class A ........................................................................................................................................... 17
Transfer agent fees - Class C ........................................................................................................................................... 8
Transfer agent fees - Class M .......................................................................................................................................... 359
Transfer agent fees - Class R6 ......................................................................................................................................... 1
Transfer agent fees - Class S ............................................................................................................................................ 1,456
Transfer agent fees - Class Y ........................................................................................................................................... 9
Professional fees .............................................................................................................................................................. 113
Registration fees ............................................................................................................................................................... 50
Shareholder servicing fees - Class C ............................................................................................................................... 10
Trustees’ fees .................................................................................................................................................................... 51
Printing fees ..................................................................................................................................................................... 64
Miscellaneous .................................................................................................................................................................. 52
Expenses before reductions .............................................................................................................................................. 7,874
Expense reductions .......................................................................................................................................................... (1,828)
Net expenses ................................................................................................................................................................................
6,046
Net investment income (loss) .......................................................................................................................................................
52, 468
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (13,034)
Investments in affiliated funds ......................................................................................................................................... (18)
Futures contracts .............................................................................................................................................................. (10,026)
Foreign currency exchange contracts ............................................................................................................................... (7,714)
Interest rate swap contracts .............................................................................................................................................. 1,1 81
Credit default swap contracts ........................................................................................................................................... (345)
Foreign currency-related transactions .............................................................................................................................. 575
Net realized gain (loss) ................................................................................................................................................................
(29, 381 )
Net change in unrealized appreciation (depreciation) on:
Investments   .................................................................................................................................................................... 62, 479
Investments in affiliated funds ......................................................................................................................................... (44)
Futures contracts .............................................................................................................................................................. 7,72 3
Foreign currency exchange contracts ............................................................................................................................... 3,32 5
Interest rate swap contracts .............................................................................................................................................. (56 4 )
Credit default swap contracts ........................................................................................................................................... (46)
Foreign currency-related transactions .............................................................................................................................. (31 8 )
Net change in unrealized appreciation (depreciation) ................................................................................................................. 72,555
Net realized and unrealized gain (loss) ........................................................................................................................................ 43, 174
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 95,642

Russell Investment Company
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 413
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
April 30, 2024
(Unaudited)
Fiscal Year Ended
October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 52, 468 $ 89,951
Net realized gain (loss) ....................................................................................................................... (29, 381 ) (344,082)
Net change in unrealized appreciation (depreciation) ........................................................................ 72,555 262,961
Net increase (decrease) in net assets from operations .............................................................................. 95,642 8,830
Distributions
To shareholders
Class A .......................................................................................................................................... (363) (369)
Class C .......................................................................................................................................... (144) (167)
Class M ......................................................................................................................................... (8,040) (8,436)
Class R6 ........................................................................................................................................ (60) (45)
Class S .......................................................................................................................................... (31,360) (29,535)
Class Y .......................................................................................................................................... (8,878) (12,663)
Net decrease in net assets from distributions ............................................................................................ (48,845) (51,215)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... 136,081 (854,393)
Total Net Increase (Decrease) in Net Assets ........................................................................
182,878 (896,778)
Net Assets
Beginning of period .................................................................................................................................. 2,000,802 2,897,580
End of period .............................................................................................................................................
$ 2,183,680 $ 2,000,802

Russell Investment Company
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
414 Strategic Bond Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2024 and October 31, 2023 were as follows:
2024 (Unaudited) 2023
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 177 $ 1,602 291 $ 2,654
Proceeds from reinvestment of distributions 39 357 40 364
Payments for shares redeemed (191) (1,734) (638) (5,843)
Net increase (decrease)
25 225 (307) (2,825)
Class C
Proceeds from shares sold 80 717 101 927
Proceeds from reinvestment of distributions 16 142 18 166
Payments for shares redeemed (109) (967) (406) (3,655)
Net increase (decrease)
(13) (108) (287) (2,562)
Class M
Proceeds from shares sold 3,291 30,060 11,038 101,866
Proceeds from reinvestment of distributions 881 8,039 919 8,435
Payments for shares redeemed (4,773) (43,568) (28,681) (260,946)
Net increase (decrease)
(601) (5,469) (16,724) (150,645)
Class R6
Proceeds from shares sold 157 1,382 65 594
Proceeds from reinvestment of distributions 6 59 5 45
Payments for shares redeemed (43) (393) (120) (1,101)
Net increase (decrease)
120 1,048 (50) (462)
Class S
Proceeds from shares sold 31,834 285,120 25,079 230,471
Proceeds from reinvestment of distributions 3,417 31,240 3,198 29,401
Payments for shares redeemed (20,144) (183,719) (80,277) (731,966)
Net increase (decrease)
15,107 132,641 (52,000) (472,094)
Class Y
Proceeds from shares sold 981 8,877 9,166 83,865
Proceeds from reinvestment of distributions 988 8,878 1,398 12,663
Payments for shares redeemed (1, 108 ) (10,011) (35,865) (322,333)
Net increase (decrease)
861 7,744 (25,301) (225,805)
Total increase (decrease)
15, 499 $ 136,081 (94,669) $ (854,393)

See accompanying notes which are an integral part of the financial statements.
416 Strategic Bond Fund
Russell Investment Company
Strategic Bond Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
April 30, 2024* 8.68 .20 .18 .38 (.19) —
October 31, 2023 8.92 .31 (.38) (.07) (.17) —
October 31, 2022 10.96 .14 (1.98) (1.84) (.13) (.07)
October 31, 2021 11.64 .12 (.07) .05 (.14) (.59)
October 31, 2020 11.27 .22 .43 .65 (.20) (.08)
October 31, 2019 10.29 .27 .94 1.21 (.23) —
Class C
April 30, 2024* 8.57 .16 .18 .34 (.15) —
October 31, 2023 8.84 .24 (.37) (.13) (.14) —
October 31, 2022 10.88 .06 (1.96) (1.90) (.07) (.07)
October 31, 2021 11.57 .04 (.06) (.02) (.08) (.59)
October 31, 2020 11.22 .13 .42 .55 (.12) (.08)
October 31, 2019 10.24 .19 .94 1.13 (.15) —
Class M
April 30, 2024* 8.74 .22 .18 . 40 (.20) —
October 31, 2023 8.96 .34 (.37) (.03) (.19) —
October 31, 2022 11.02 .18 (2.00) (1.82) (.17) (.07)
October 31, 2021 11.69 .16 (.07) .09 (.17) (.59)
October 31, 2020 11.31 .26 .44 .70 (.24) (.08)
October 31, 2019 10.33 .31 .94 1.25 (.27) —
Class R6
April 30, 2024* 8.62 .21 .18 .39 (.20) —
October 31, 2023 8.84 .34 (.37) (.03) (.19) —
October 31, 2022 10.87 .18 (1.97) (1.79) (.17) (.07)
October 31, 2021 11.54 .16 (.06) .10 (.18) (.59)
October 31, 2020 11.18 .26 .43 .69 (.25) (.08)
October 31, 2019 10.21 .31 .93 1.24 (.27) —
Class S
April 30, 2024* 8.75 .21 .19 .40 (.20) —
October 31, 2023 8.98 .34 (.39) (.05) (.18) —
October 31, 2022 11.03 .17 (1.99) (1.82) (.16) (.07)
October 31, 2021 11.70 .15 (.07) .08 (.16) (.59)
October 31, 2020 11.33 .25 .43 .68 (.23) (.08)
October 31, 2019 10.34 .30 .95 1.25 (.26) —
Class Y
April 30, 2024* 8.61 .21 .18 .39 (.20) —
October 31, 2023 8.83 .34 (.37) (.03) (.19) —
October 31, 2022 10.85 .18 (1.95) (1.77) (.18) (.07)
October 31, 2021 11.52 .15 (.05) .10 (.18) (.59)
October 31, 2020 11.16 .27 .42 .69 (.25) (.08)
October 31, 2019 10.19 .31 .93 1.24 (.27) —

See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 417
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(ǿ)(±)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(ɯ)
%
Ratio of Expenses
to Average
Net Assets,
Net
(Ƃ)(ɯ)
%
Ratio of Net
Investment Income
to Average
Net Assets
(Ƃ)(ɯ)
%
Portfolio
Turnover Rate
(ǿ)
(.19) 8.87 4.31 17,683 .98 .85 4.40 41
(.17) 8.68 (.84) 17,085 1.02 .84 3.38 72
(.20) 8.92 (17.01) 20,294 1.01 .85 1.39 54
(.73) 10.96 .33 26,257 1.01 .86 1.10 89
(.28) 11.64 5.90 29,108 1.02 .85 1.91 88
(.23) 11.27 11.85 29,853 1.00 .85 2.49 112
(.15) 8.76 3.99 8,100 1.73 1.60 3.65 41
(.14) 8.57 (1.51) 8,035 1.77 1.59 2.61 72
(.14) 8.84 (17.71) 10,827 1.76 1.60 .62 54
(.67) 10.88 (.32) 15,321 1.76 1.61 .36 89
(.20) 11.57 5.02 18,403 1.77 1.60 1.16 88
(.15) 11.22 11.07 20,388 1.75 1.60 1.75 112
(.20) 8.94 4.58 351,327 .73 .48 4.77 41
(.19) 8.74 (.45) 348,932 .77 .47 3.74 72
(.24) 8.96 (16.79) 507,577 .76 .48 1.76 54
(.76) 11.02 .74 657,098 .75 .49 1.41 89
(.32) 11.69 6.36 343,916 .77 .48 2.28 88
(.27) 11.31 12.22 341,184 .75 .48 2.86 112
(.20) 8.81 4.53 2,823 .59 .47 4. 80 41
(.19) 8.62 (.45) 1,727 .62 .46 3.73 72
(.24) 8.84 (16.74) 2,218 .61 .47 1.81 54
(.77) 10.87 .75 1,744 .61 .48 1.45 89
(.33) 11.54 6.26 1,471 .62 .47 2.27 88
(.27) 11.18 12.28 996 .61 .47 2.85 112
(.20) 8.95 4.53 1,415,985 .73 .58 4.67 41
(.18) 8.75 (.61) 1,252,987 .77 .57 3.64 72
(.23) 8.98 (16. 77 ) 1,751,847 .76 .58 1.64 54
(.75) 11.03 .64 2,500,018 .76 .59 1.35 89
(.31) 11.70 6.15 2,409,082 .77 .58 2.19 88
(.26) 11.33 12.20 2,776,038 .75 .58 2.77 112
(.20) 8.80 4.55 387,762 .54 .44 4. 80 41
(.19) 8.61 (.44) 372,036 .57 .43 3.75 72
(.25) 8.83 (16.65) 604,817 .56 .44 1.79 54
(.77) 10.85 .77 831,475 .55 .45 1.41 89
(.33) 11.52 6.30 382,779 .57 .44 2.38 88
(.27) 11.16 12.33 719,574 .56 .44 2.90 112

Russell Investment Company
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
418 Strategic Bond Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates as of April 30, 2024 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 202 4 with underlying f unds which are, or were, an affiliat-
ed company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2024, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 660,037
Administrative fees 87,383
Distribution fees 8,659
Shareholder servicing fees 1,684
Transfer agent fees 181,763
Trustee fees 15,031
$ 954,557
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 228,628 $ 1,098,526 $ 922,506 $ (18) $ (44) $ 404,586 $ 7,179 $ —
U.S. Cash Collateral Fund 2,543 27,155 25,023 — — 4,675 116 —
$ 231,171 $ 1,125,681 $ 947,529 $ (18) $ (44) $ 409,261 $ 7,295 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 2,552,459,196 $ 20,485,381 $ (149,338,715) $ (128,853,334)

Investment Grade Bond Fund 419
Russell Investment Company
Investment Grade Bond Fund
Shareholder Expense Example — April 30, 2024 (Unaudited)
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2023 to April 30, 2024 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account
values and actual expenses. You may use the information in
this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account
during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and
expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2024 $ 1,047.20 $ 1,020.98
Expenses Paid During Period* $ 3.97 $ 3.92
* Expenses are equal to the Fund's annualized expense ratio of 0.78%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2024 $ 1,043.40 $ 1,017.26
Expenses Paid During Period* $ 7.77 $ 7.67
* Expenses are equal to the Fund's annualized expense ratio of 1.53%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2024 $ 1,049.20 $ 1,022.92
Expenses Paid During Period* $ 1.99 $ 1.96
* Expenses are equal to the Fund's annualized expense ratio of 0.39%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

420 Investment Grade Bond Fund
Russell Investment Company
Investment Grade Bond Fund
Shareholder Expense Example, continued — April 30, 2024 (Unaudited)
Class R6
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2024 $ 1,049.70 $ 1,023.07
Expenses Paid During Period* $ 1.83 $ 1.81
* Expenses are equal to the Fund's annualized expense ratio of 0.36%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2024 $ 1,049.30 $ 1,022.43
Expenses Paid During Period* $ 2.50 $ 2.46
* Expenses are equal to the Fund's annualized expense ratio of 0.49%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2024 $ 1,049.90 $ 1,023.22
Expenses Paid During Period* $ 1.68 $ 1.66
* Expenses are equal to the Fund's annualized expense ratio of 0.33%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 421
Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 92.7%
Asset-Backed Securities - 3.5%
Amur Equipment Finance Receivables
IX LLC
Series 2021-1A Class A2
0.750% due 11/20/26 (Þ) 141 141
Amur Equipment Finance Receivables
X LLC
Series 2022-1A Class A2
1.640% due 10/20/27 (Þ) 1,012 989
Amur Equipment Finance Receivables
XI LLC
Series 2022-2A Class A2
5.300% due 06/21/28 (Þ) 1,477 1,471
Amur Equipment Finance Receivables
XII LLC
Series 2023-1A Class A2
6.090% due 12/20/29 (Þ) 2,525 2,533
Arbor Realty Commercial Real Estate
Notes, Ltd.
Series 2021-FL3 Class A
1.155% due 08/15/34 (USD 1 Month
LIBOR + 1.070%)(Ê)(Þ) 502 498
Credit-Based Asset Servicing &
Securitization LLC
Series 2004-CB7 Class AF5
4.090% due 09/25/34 (~)(Ê) 18 17
DLLAA LLC
Series 2023-1A Class A4
5.730% due 10/20/31 (Þ) 2,059 2,058
FIGRE Trust
Series 2023-HE1 Class A
5.850% due 03/25/53 (Þ) 772 765
Greenpoint Manufactured Housing
Contract Trust
Series 2000-4 Class A3
2.190% due 08/21/31 (USD 1 Month
LIBOR + 2.000%)(Ê) 475 458
JPMorgan Chase Mortgage Trust
Series 2023-HE1 Class A1
6.817% due 11/25/53 (SOFR 30 Day
Average + 1.750%)(Ê)(Þ) 2,264 2,284
Kubota Credit Owner Trust
Series 2024-1A Class A4
5.200% due 01/15/30 (Þ) 2,236 2,215
MF1 LLC
Series 2022-FL9 Class A
2.960% due 06/19/37 (CME Term
SOFR 1 Month + 2.150%)(Ê)(Þ) 3,078 3,082
Series 2023-FL12 Class A
7.366% due 10/19/38 (CME Term
SOFR 1 Month + 2.066%)(Ê)(Þ) 6,018 6,029
Series 2024-FL14 Class A
7.056% due 03/19/39 (CME Term
SOFR 1 Month + 1.737%)(Ê)(Þ) 2,102 2,101
MMAF Equipment Finance LLC
Series 2024-A Class A4
5.100% due 07/13/49 (Þ) 1,500 1,472
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
OneSky Loan Trust
Series A Class A
3.875% due 07/15/29 1,945 1,791
PFS Financing Corp.
Series 2023-C Class A
5.520% due 10/16/28 (Þ) 1,685 1,679
Saluda Grade Alternative Mortgage
Trust
Series 2023-FIG4 Class A
6.718% due 11/25/53 (~)(Ê)(Þ) 1,135 1,140
Towd Point HE Trust
Series 2023-1 Class A1A
6.875% due 02/25/63 (Þ) 2,938 2,935
Towd Point Mortgage Trust
Series 2020-MH1 Class A1
2.250% due 02/25/60 (~)(Ê)(Þ) 423 402
Woodward Capital Management LLC
Series 2024-CES1 Class A1A
6.025% due 02/25/44 (~)(Ê)(Þ) 1,737 1,728
35,788
Corporate Bonds and Notes - 26.9%
AbbVie, Inc.
5.050% due 03/15/34 805 785
5.400% due 03/15/54 685 663
Aetna, Inc.
6.750% due 12/15/37 1,240 1,322
3.875% due 08/15/47 180 129
AGCO Corp.
5.800% due 03/21/34 995 974
Air Lease Corp.
5.850% due 12/15/27 1,270 1,273
3.000% due 02/01/30 860 745
Aircastle, Ltd.
5.250% due 08/11/25 (Þ) 161 159
4.250% due 06/15/26 386 373
Alleghany Corp.
3.250% due 08/15/51 460 303
Allied World Assurance Co. Holdings,
Ltd.
4.350% due 10/29/25 326 318
Altria Group, Inc.
10.200% due 02/06/39 579 777
3.400% due 02/04/41 397 278
Amcor PLC
Series WI
3.625% due 04/28/26 222 213
American Airlines, Inc. Pass-Through
Certificates Trust
Series AA Class AA
3.650% due 02/15/29 1,683 1,561
American Electric Power Co., Inc.
5.699% due 08/15/25 1,090 1,087
5.625% due 03/01/33 1,500 1,466
American Equity Investment Life
Holding Co.
5.000% due 06/15/27 504 484

See accompanying notes which are an integral part of the financial statements.
422 Investment Grade Bond Fund
Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
American Express Co.
6.338% due 10/30/26 (SOFR +
1.330%)(Ê) 1,135 1,144
American Tower Trust #1
5.490% due 03/15/28 (Þ) 5,790 5,764
Amgen, Inc.
5.250% due 03/02/30 610 605
3.150% due 02/21/40 1,200 876
5.650% due 03/02/53 1,260 1,209
Aon Corp.
5.750% due 03/01/54 1,140 1,102
Apollo Global Management, Inc.
6.375% due 11/15/33 490 512
Apollo Management Holdings, LP
4.400% due 05/27/26 (Þ) 810 788
Apple, Inc.
0.700% due 02/08/26 780 721
Ares Capital Corp.
3.875% due 01/15/26 281 271
Arizona Public Service Co.
5.550% due 08/01/33 915 897
AT&T, Inc.
4.300% due 02/15/30 865 813
6.800% due 05/15/36 525 556
3.500% due 06/01/41 1,190 882
4.750% due 05/15/46 61 52
Series WI
8.750% due 11/15/31 415 478
4.900% due 08/15/37 780 709
3.500% due 09/15/53 695 458
3.550% due 09/15/55 2,090 1,363
Athene Global Funding
5.684% due 02/23/26 (Þ) 930 928
2.950% due 11/12/26 (Þ) 1,900 1,774
Athene Holding, Ltd.
4.125% due 01/12/28 2,075 1,973
Avnet, Inc.
6.250% due 03/15/28 494 500
AXIS Specialty Finance LLC
4.900% due 01/15/40 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.186%)(Ê) 153 137
Bank of America Corp.
3.366% due 01/23/26 (CME Term
SOFR 3 Month + 1.072%)(Ê) 2,850 2,798
4.571% due 04/27/33 (SOFR +
1.830%)(Ê) 1,480 1,364
5.288% due 04/25/34 (SOFR +
1.910%)(Ê) 1,875 1,806
5.468% due 01/23/35 (SOFR +
1.650%)(Ê) 1,910 1,857
3.311% due 04/22/42 (SOFR +
1.580%)(Ê) 890 655
Series MTN
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.093% due 10/01/25 (CME Term
SOFR 3 Month + 1.352%)(Ê) 1,070 1,057
Bank of America NA
Series BKNT
6.000% due 10/15/36 310 316
Barings BDC, Inc.
Series WI
3.300% due 11/23/26 198 181
Berry Global, Inc.
4.875% due 07/15/26 (Þ) 337 330
Series WI
1.570% due 01/15/26 214 199
Blue Owl Capital Corp.
3.400% due 07/15/26 112 105
2.625% due 01/15/27 102 93
Boeing Co. (The)
2.196% due 02/04/26 2,750 2,565
3.200% due 03/01/29 910 795
6.298% due 05/01/29 (Þ) 1,610 1,616
6.528% due 05/01/34 (Þ) 1,475 1,486
5.705% due 05/01/40 615 558
Brighthouse Financial Global Funding
5.550% due 04/09/27 (Þ) 1,200 1,189
Brighthouse Financial, Inc.
Series WI
4.700% due 06/22/47 82 62
Bristol-Myers Squibb Co.
5.550% due 02/22/54 1,000 965
Broadcom, Inc.
3.419% due 04/15/33 (Þ) 1,110 932
4.926% due 05/15/37 (Þ) 508 464
3.500% due 02/15/41 (Þ) 396 294
Series WI
4.150% due 11/15/30 616 568
Brunswick Corp.
5.100% due 04/01/52 42 32
Cantor Fitzgerald, LP
4.500% due 04/14/27 (Þ) 605 572
Capital One Financial Corp.
7.149% due 10/29/27 (SOFR +
2.440%)(Ê) 225 232
Carlisle Cos., Inc.
3.750% due 12/01/27 410 387
CDW LLC / CDW Finance Corp.
3.250% due 02/15/29 389 346
Celanese US Holdings LLC
6.700% due 11/15/33 925 955
CF Industries, Inc.
4.950% due 06/01/43 110 94
Charles Schwab Corp. (The)
6.136% due 08/24/34 (SOFR +
2.010%)(Ê) 815 826
Charter Communications Operating
LLC / Charter Communications
Operating Capital
3.900% due 06/01/52 2,025 1,218

See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 423
Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series WI
4.200% due 03/15/28 375 349
Cheniere Corpus Christi Holdings LLC
Series WI
5.125% due 06/30/27 295 291
3.700% due 11/15/29 1,177 1,069
2.742% due 12/31/39 695 551
Cheniere Energy, Inc.
Series WI
4.625% due 10/15/28 316 302
Citadel Finance LLC
3.375% due 03/09/26 (Þ) 590 552
Citadel, LP
4.875% due 01/15/27 (Þ) 625 603
Citigroup, Inc.
4.140% due 05/24/25 (SOFR +
1.372%)(Ê) 675 674
1.281% due 11/03/25 (SOFR +
0.528%)(Ê) 1,060 1,035
3.290% due 03/17/26 (SOFR +
1.528%)(Ê) 630 616
5.610% due 09/29/26 (SOFR +
1.546%)(Ê) 1,245 1,242
5.174% due 02/13/30 (SOFR +
1.364%)(Ê) 2,185 2,137
2.561% due 05/01/32 (SOFR +
1.167%)(Ê) 3,005 2,447
8.125% due 07/15/39 450 549
Columbia Pipelines Operating Co. LLC
6.714% due 08/15/63 (Þ) 104 107
Comcast Corp.
6.450% due 03/15/37 835 884
5.350% due 05/15/53 1,600 1,487
Series WI
3.999% due 11/01/49 265 201
Comerica, Inc.
3.800% due 07/22/26 215 204
Commonwealth Edison Co.
2.550% due 06/15/26 1,475 1,395
Conagra Brands, Inc.
1.375% due 11/01/27 334 289
ConocoPhillips Co.
5.550% due 03/15/54 960 928
Constellation Brands, Inc.
4.400% due 11/15/25 1,270 1,246
3.500% due 05/09/27 600 567
Consumers Energy Co.
4.625% due 05/15/33 700 657
2.650% due 08/15/52 740 437
Corebridge Financial, Inc
Series WI
6.875% due 12/15/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.846%)(Ê) 444 440
CVS Health Corp.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.780% due 03/25/38 625 550
5.050% due 03/25/48 1,669 1,424
Darden Restaurants, Inc.
4.550% due 02/15/48 202 158
DCP Midstream Operating, LP
5.600% due 04/01/44 80 75
Delta Air Lines, Inc. / SkyMiles IP, Ltd.
4.750% due 10/20/28 (Þ) 518 501
Devon Energy Corp.
7.875% due 09/30/31 560 626
Diamondback Energy, Inc.
6.250% due 03/15/33 1,385 1,430
4.250% due 03/15/52 740 568
5.750% due 04/18/54 590 563
Discover Bank
Series BKNT
3.450% due 07/27/26 272 257
Discovery Communications LLC
Class A
5.000% due 09/20/37 195 164
DTE Energy Co.
5.850% due 06/01/34 1,450 1,442
Duke Energy Corp.
4.850% due 01/05/29 1,345 1,307
5.000% due 08/15/52 288 246
Duke Energy Florida LLC
5.875% due 11/15/33 1,060 1,083
Eagle RE, Ltd.
Series 2023-1 Class M1A
7.315% due 09/26/33 (SOFR 30 Day
Average + 2.000%)(Ê)(Þ) 2,629 2,640
Edison International
6.950% due 11/15/29 314 330
Enable Midstream Partners, LP
4.400% due 03/15/27 326 316
Enbridge Energy Partners, LP
5.500% due 09/15/40 128 119
Energy Transfer Operating, LP
4.200% due 04/15/27 232 223
5.950% due 05/15/54 1,205 1,136
Energy Transfer, LP
4.000% due 10/01/27 1,205 1,146
5.250% due 04/15/29 1,560 1,536
3.750% due 05/15/30 1,365 1,231
6.550% due 12/01/33 680 709
Enterprise Products Operating LLC
Series E
5.250% due 08/16/77 (CME Term
SOFR 3 Month + 3.295%)(Ê) 539 506
EPR Properties Co.
4.750% due 12/15/26 413 396
4.500% due 06/01/27 152 143
F&G Annuities & Life, Inc.
Series WI
7.400% due 01/13/28 361 371

See accompanying notes which are an integral part of the financial statements.
424 Investment Grade Bond Fund
Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
F&G Global Funding
1.750% due 06/30/26 (Þ) 1,245 1,128
FactSet Research Systems, Inc.
2.900% due 03/01/27 269 250
Farmers Exchange Capital III
5.454% due 10/15/54 (USD 3 Month
LIBOR + 3.454%)(Ê)(Þ) 290 240
Ferguson PLC
4.250% due 04/20/27 (Þ) 584 561
Florida Power & Light Co.
2.450% due 02/03/32 1,635 1,336
FNB Corp.
5.150% due 08/25/25 314 309
Ford Motor Credit Co. LLC
6.050% due 03/05/31 1,750 1,721
Franklin BSP Lending Corp.
Series WI
3.250% due 03/30/26 319 298
FS KKR Capital Corp.
3.400% due 01/15/26 255 241
2.625% due 01/15/27 218 196
GA Global Funding Trust
1.625% due 01/15/26 (Þ) 1,090 1,012
General Motors Co.
6.600% due 04/01/36 380 391
5.200% due 04/01/45 87 75
General Motors Financial Co., Inc.
2.750% due 06/20/25 735 710
5.750% due 02/08/31 1,175 1,161
5.950% due 04/04/34 1,345 1,316
Georgia Power Co.
5.250% due 03/15/34 1,255 1,221
GLP Capital, LP / GLP Financing II,
Inc.
5.375% due 04/15/26 502 496
Goldman Sachs BDC, Inc.
2.875% due 01/15/26 338 322
Goldman Sachs Group, Inc. (The)
3.272% due 09/29/25 (CME Term
SOFR 3 Month + 1.463%)(Ê) 2,170 2,146
5.798% due 08/10/26 (SOFR +
1.075%)(Ê) 1,165 1,164
6.345% due 02/15/34 1,220 1,231
6.450% due 05/01/36 585 607
Series DMTN
2.383% due 07/21/32 (SOFR +
1.248%)(Ê) 5,310 4,249
Golub Capital BDC, Inc.
2.500% due 08/24/26 332 304
Harley-Davidson Financial Services,
Inc.
6.500% due 03/10/28 (Þ) 488 493
Hasbro, Inc.
3.550% due 11/19/26 564 534
HCA, Inc.
4.500% due 02/15/27 670 649
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.500% due 09/01/30 1,120 987
5.600% due 04/01/34 1,390 1,356
5.500% due 06/15/47 1,320 1,187
5.250% due 06/15/49 615 532
Series WI
3.125% due 03/15/27 317 296
Hercules Capital, Inc.
2.625% due 09/16/26 324 293
3.375% due 01/20/27 227 207
Hess Corp.
6.000% due 01/15/40 1,280 1,285
5.600% due 02/15/41 315 306
5.800% due 04/01/47 440 431
Hexcel Corp.
3.950% due 02/15/27 379 363
HF Sinclair Corp.
5.000% due 02/01/28 (Þ) 1,195 1,147
Series WI
5.875% due 04/01/26 1,095 1,098
Home Depot, Inc. (The)
5.875% due 12/16/36 132 137
HSBC Holdings PLC
Series BKNT
7.000% due 01/15/39 1,435 1,582
Huntington Ingalls Industries, Inc.
Series WI
3.483% due 12/01/27 535 497
Hyundai Capital America
5.800% due 06/26/25 (Þ) 470 469
5.400% due 01/08/31 (Þ) 805 787
IBM International Capital Pte, Ltd.
5.300% due 02/05/54 890 812
Indianapolis Power & Light Co.
5.700% due 04/01/54 (Þ) 395 375
International Flavors & Fragrances, Inc.
1.230% due 10/01/25 (Þ) 291 272
1.832% due 10/15/27 (Þ) 132 116
2.300% due 11/01/30 (Þ) 188 152
International Paper Co.
6.000% due 11/15/41 136 134
Jackson Financial, Inc.
Series WI
3.125% due 11/23/31 505 414
Jacobs Engineering Group, Inc.
5.900% due 03/01/33 162 159
JBS USA LUX SA / JBS USA Food Co.
/ JBS USA Finance, Inc.
Series WI
5.125% due 02/01/28 585 568
6.500% due 12/01/52 2,025 1,917
Jersey Central Power & Light Co.
4.300% due 01/15/26 (Þ) 244 237
JetBlue Airways Corp.
Series 1A
4.000% due 11/15/32 1,807 1,647

See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 425
Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2019
2.750% due 05/15/32 2,241 1,891
John Deere Capital Corp.
5.100% due 04/11/34 1,145 1,124
JPMorgan Chase & Co.
7.750% due 07/15/25 260 266
5.546% due 12/15/25 (SOFR +
1.070%)(Ê) 1,830 1,825
1.045% due 11/19/26 (SOFR +
0.800%)(Ê) 2,695 2,508
1.578% due 04/22/27 (SOFR +
0.885%)(Ê) 542 500
8.750% due 09/01/30 405 469
6.254% due 10/23/34 (SOFR +
1.810%)(Ê) 2,045 2,118
5.336% due 01/23/35 (SOFR +
1.620%)(Ê) 740 717
5.766% due 04/22/35 (SOFR +
1.490%)(Ê) 1,230 1,231
3.157% due 04/22/42 (SOFR +
1.460%)(Ê) 1,885 1,362
Kellogg Co.
Series B
7.450% due 04/01/31 238 262
Kentucky Utilities Co.
Series KENT
5.450% due 04/15/33 690 685
KeyCorp
2.250% due 04/06/27 348 311
Series BKNT
4.150% due 08/08/25 478 464
KeySpan Gas East Corp.
2.742% due 08/15/26 (Þ) 200 186
Kinder Morgan Energy Partners, LP
7.300% due 08/15/33 155 169
KKR Group Finance Co. III LLC
5.125% due 06/01/44 (Þ) 880 782
Kraft Heinz Foods Co.
Series WI
4.375% due 06/01/46 208 167
Kyndryl Holdings, Inc.
Series WI
2.050% due 10/15/26 950 869
L3Harris Technologies, Inc.
5.250% due 06/01/31 1,480 1,442
Lehman Brothers Holdings, Inc.
5.857% due 11/30/56 (Æ)(Ø)(Š) 1,450 —
Leidos, Inc.
Series WI
3.625% due 05/15/25 570 557
Main Street Capital Corp.
3.000% due 07/14/26 358 333
Manufacturers & Traders Trust Co.
4.650% due 01/27/26 483 470
Massachusetts Mutual Life Insurance
Co.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.200% due 12/01/61 (Þ) 1,730 1,008
MasTec, Inc.
4.500% due 08/15/28 (Þ) 112 104
Mattel, Inc.
3.375% due 04/01/26 (Þ) 572 545
McDonald's Corp.
Series MTN
4.450% due 09/01/48 155 128
Merck & Co., Inc.
5.000% due 05/17/53 515 473
Mercury General Corp.
4.400% due 03/15/27 2,362 2,251
Meta Platforms, Inc.
Series WI
4.450% due 08/15/52 1,195 995
Monongahela Power Co.
3.550% due 05/15/27 (Þ) 975 921
5.850% due 02/15/34 (Þ) 795 792
Morgan Stanley
0.985% due 12/10/26 (SOFR +
0.720%)(Ê) 231 214
1.593% due 05/04/27 (SOFR +
0.879%)(Ê) 2,545 2,346
5.250% due 04/21/34 (SOFR +
1.870%)(Ê) 1,725 1,655
5.466% due 01/18/35 (SOFR +
1.730%)(Ê) 1,925 1,873
5.831% due 04/19/35 (SOFR +
1.580%)(Ê) 1,220 1,220
5.948% due 01/19/38 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.430%)(Ê) 800 778
Morgan Stanley Bank NA
Series BKNT
4.754% due 04/21/26 1,225 1,209
Morgan Stanley Direct Lending Fund
Series WI
4.500% due 02/11/27 184 177
MPLX, LP
4.500% due 04/15/38 190 162
4.950% due 03/14/52 965 807
MultiCare Health System
2.803% due 08/15/50 861 493
Mutual of Omaha Insurance Co.
4.297% due 07/15/54 (USD 3 Month
LIBOR + 2.640%)(Ê)(Þ) 295 290
Nasdaq, Inc.
5.650% due 06/28/25 785 784
5.550% due 02/15/34 1,085 1,061
National Securities Clearing Corp.
5.100% due 11/21/27 (Þ) 275 273
5.000% due 05/30/28 (Þ) 985 973
Nationwide Mutual Insurance Co.
9.375% due 08/15/39 (Þ) 445 552
New York Life Global Funding

See accompanying notes which are an integral part of the financial statements.
426 Investment Grade Bond Fund
Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.900% due 06/13/28 (Þ) 1,545 1,517
New York Life Insurance Co.
3.750% due 05/15/50 (Þ) 195 141
New York Society For The Relief Of
The Ruptured And Crippled
Series 2020
2.667% due 10/01/50 340 204
New York State Electric & Gas Corp.
3.250% due 12/01/26 (Þ) 407 380
Newmont Corp.
5.350% due 03/15/34 (Þ) 965 941
NextEra Energy Capital Holdings, Inc.
5.749% due 09/01/25 1,190 1,191
5.250% due 03/15/34 835 801
4.800% due 12/01/77 (USD 3 Month
LIBOR + 2.409%)(Ê) 204 187
NGPL PipeCo LLC
7.768% due 12/15/37 (Þ) 297 324
NiSource, Inc.
5.350% due 04/01/34 1,365 1,306
Nissan Motor Acceptance Corp.
2.000% due 03/09/26 (Þ) 258 238
Northrop Grumman Corp.
4.900% due 06/01/34 1,000 954
NRG Energy, Inc.
2.450% due 12/02/27 (Þ) 558 498
Nuveen LLC
5.550% due 01/15/30 (Þ) 795 789
Oaktree Specialty Lending Corp.
2.700% due 01/15/27 565 507
Occidental Petroleum Corp.
7.875% due 09/15/31 291 323
Ohio National Financial Services, Inc.
6.800% due 01/24/30 (Þ) 615 590
Omega Healthcare Investors, Inc.
Series WI
4.500% due 04/01/27 552 529
Oracle Corp.
2.950% due 04/01/30 270 235
3.900% due 05/15/35 200 169
3.800% due 11/15/37 160 128
3.600% due 04/01/40 3,621 2,713
6.900% due 11/09/52 1,875 2,036
4.375% due 05/15/55 380 287
Owens Corning Co.
4.400% due 01/30/48 344 271
Owl Rock Capital Corp.
3.750% due 07/22/25 17 16
4.250% due 01/15/26 294 284
Pacific Gas and Electric Co.
2.950% due 03/01/26 311 295
2.100% due 08/01/27 1,325 1,180
6.100% due 01/15/29 230 232
2.500% due 02/01/31 635 515
6.400% due 06/15/33 1,075 1,094
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.800% due 05/15/34 1,670 1,631
4.200% due 06/01/41 360 277
Pacific Life Insurance Co.
4.300% due 10/24/67 (USD 3 Month
LIBOR + 2.796%)(Ê)(Þ) 255 192
PacifiCorp
2.900% due 06/15/52 1,145 647
Paramount Global
5.900% due 10/15/40 380 310
6.375% due 03/30/62 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.999%)(Ê) 440 407
Pennsylvania Electric Co.
5.150% due 03/30/26 (Þ) 164 162
Pfizer, Inc.
5.300% due 05/19/53 1,095 1,021
Philip Morris International, Inc.
5.375% due 02/15/33 159 156
4.375% due 11/15/41 635 524
Piedmont Operating Partnership, LP
9.250% due 07/20/28 222 234
Plains All American Pipeline, LP / PAA
Finance Corp.
4.650% due 10/15/25 301 296
PNC Financial Services Group, Inc.
(The)
5.582% due 06/12/29 (SOFR +
1.841%)(Ê) 1,095 1,090
Potomac Electric Power Co.
5.500% due 03/15/54 1,065 1,025
Progress Energy, Inc.
7.750% due 03/01/31 156 174
Prospect Capital Corp.
3.706% due 01/22/26 656 620
3.364% due 11/15/26 192 175
Public Service Co. of Colorado
5.750% due 05/15/54 1,040 1,009
Public Service Co. of Oklahoma
Series G
6.625% due 11/15/37 115 119
PVH Corp.
Series WI
4.625% due 07/10/25 570 560
Radian Group, Inc.
4.875% due 03/15/27 510 491
6.200% due 05/15/29 895 889
Raytheon Technologies Corp.
4.450% due 11/16/38 175 151
Resorts World Las Vegas LLC / RWLV
Capital, Inc.
4.625% due 04/06/31 (Þ) 395 335
Royalty Pharma PLC
Series WI
1.200% due 09/02/25 1,740 1,639
RPM International, Inc.
3.750% due 03/15/27 336 319

See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 427
Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
RTX Corp.
6.100% due 03/15/34 1,210 1,251
Sabine Pass Liquefaction LLC
Series WI
5.000% due 03/15/27 2,095 2,064
Sabra Health Care, LP
3.900% due 10/15/29 1,865 1,647
3.200% due 12/01/31 330 265
Series WI
5.125% due 08/15/26 437 428
Santander Holdings USA, Inc.
5.807% due 09/09/26 (SOFR +
2.328%)(Ê) 271 269
2.490% due 01/06/28 (SOFR +
1.249%)(Ê) 253 229
Sempra Energy
3.250% due 06/15/27 526 490
4.125% due 04/01/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.868%)(Ê) 79 71
Simon Property Group, LP
2.450% due 09/13/29 1,400 1,205
6.250% due 01/15/34 495 512
Sixth Street Specialty Lending, Inc.
2.500% due 08/01/26 293 270
Southern Co. (The)
Series 21-A
3.750% due 09/15/51 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.915%)(Ê) 361 331
Series B
4.000% due 01/15/51 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.733%)(Ê) 153 146
Sprint Capital Corp.
6.875% due 11/15/28 279 292
8.750% due 03/15/32 1,040 1,228
Sprint LLC
7.625% due 03/01/26 246 252
Sprint Spectrum Co. LLC / Sprint
Spectrum Co. II LLC / Sprint
Spectrum Co. III LLC
5.152% due 03/20/28 (Þ) 2,336 2,321
Starbucks Corp.
4.300% due 06/15/45 314 256
Synchrony Financial
5.625% due 08/23/27 362 354
Series BKNT
5.400% due 08/22/25 1,690 1,669
System Energy Resources, Inc.
6.000% due 04/15/28 155 156
Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/30 (Þ) 1,216 1,042
8.375% due 06/15/32 515 584
Texas Eastern Transmission, LP
3.500% due 01/15/28 (Þ) 178 165
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Time Warner Cable Enterprises LLC
8.375% due 07/15/33 723 783
Time Warner Cable LLC
6.550% due 05/01/37 2,508 2,280
7.300% due 07/01/38 380 369
6.750% due 06/15/39 960 879
T-Mobile USA, Inc.
3.500% due 04/15/31 696 612
Series WI
3.750% due 04/15/27 283 270
4.500% due 04/15/50 1,920 1,562
Toll Brothers Finance Corp.
Series 10YR
4.350% due 02/15/28 597 571
Truist Financial Corp.
4.260% due 07/28/26 (SOFR +
1.456%)(Ê) 283 278
6.047% due 06/08/27 (SOFR +
2.050%)(Ê) 98 99
5.867% due 06/08/34 (SOFR +
2.361%)(Ê) 965 947
5.711% due 01/24/35 (SOFR +
1.922%)(Ê) 1,160 1,126
Tyson Foods, Inc.
3.550% due 06/02/27 603 569
United Airlines Pass-Through Trust
5.800% due 01/15/36 1,734 1,723
Series AA
4.150% due 08/25/31 618 572
2.700% due 05/01/32 695 592
UnitedHealth Group, Inc.
3.050% due 05/15/41 600 434
5.875% due 02/15/53 920 937
5.375% due 04/15/54 650 617
Unum Group
5.750% due 08/15/42 296 278
US Bancorp
4.653% due 02/01/29 (SOFR +
1.230%)(Ê) 518 499
5.836% due 06/12/34 (SOFR +
2.260%)(Ê) 810 801
5.678% due 01/23/35 (SOFR +
1.860%)(Ê) 895 874
Verizon Communications, Inc.
7.750% due 12/01/30 1,165 1,309
Series WI
2.355% due 03/15/32 1,990 1,588
ViacomCBS, Inc.
6.875% due 04/30/36 665 618
4.600% due 01/15/45 235 157
VICI Properties, Inc.
5.625% due 05/15/52 376 328
VICI Properties, LP / VICI Note Co.,
Inc.
4.500% due 09/01/26 (Þ) 276 266
Virginia Electric & Power Co.

See accompanying notes which are an integral part of the financial statements.
428 Investment Grade Bond Fund
Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.000% due 04/01/33 1,246 1,188
5.000% due 01/15/34 840 798
Vontier Corp.
Series WI
1.800% due 04/01/26 870 805
Voya Financial, Inc.
Series WI
4.700% due 01/23/48 (USD 3 Month
LIBOR + 2.084%)(Ê) 310 260
WarnerMedia Holdings, Inc.
Series WI
5.050% due 03/15/42 1,526 1,222
5.141% due 03/15/52 980 751
Wells Fargo & Co.
6.090% due 01/15/27 (CME Term
SOFR 3 Month + 0.762%)(Ê) 1,520 1,477
3.196% due 06/17/27 (CME Term
SOFR 3 Month + 1.432%)(Ê) 2,065 1,962
5.707% due 04/22/28 (SOFR +
1.070%)(Ê) 1,230 1,231
2.393% due 06/02/28 (SOFR +
2.100%)(Ê) 627 570
3.350% due 03/02/33 (SOFR +
1.500%)(Ê) 1,285 1,085
5.950% due 12/15/36 100 98
Williams Cos., Inc. (The)
3.750% due 06/15/27 300 285
Zions Bancorp NA
3.250% due 10/29/29 381 312
280,517
International Debt - 11.1%
ABN AMRO Bank NV
4.800% due 04/18/26 (Þ) 515 502
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
3.000% due 10/29/28 1,055 941
AES Panama Generation Holdings SRL
4.375% due 05/31/30 (Þ) 148 125
AIB Group PLC
5.871% due 03/28/35 (SOFR +
1.910%)(Ê)(Þ) 1,165 1,127
Algonquin Power & Utilities Corp.
Zero coupon due 06/15/26 (~)(Ê) 805 797
Alimentation Couche-Tard, Inc.
3.550% due 07/26/27 (Þ) 176 166
Anglo American Capital PLC
5.750% due 04/05/34 (Þ) 640 632
Anheuser-Busch Cos. LLC / Anheuser-
Busch InBev Worldwide, Inc.
5.000% due 06/15/34 740 715
Anheuser-Busch InBev Worldwide, Inc.
8.200% due 01/15/39 200 249
5.450% due 01/23/39 785 772
5.550% due 01/23/49 1,515 1,492
Antares Holdings, LP
3.950% due 07/15/26 (Þ) 270 253
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Arbor Realty CLO, Ltd.
Series 2021-FL2 Class A
1.200% due 05/15/36 (USD 1 Month
LIBOR + 1.100%)(Ê)(Þ) 3,826 3,814
Series 2021-FL4 Class A
1.440% due 11/15/36 (USD 1 Month
LIBOR + 1.350%)(Ê)(Þ) 3,240 3,224
Series 2022-FL1 Class A
1.500% due 01/15/37 (SOFR 30 Day
Average + 1.450%)(Ê)(Þ) 7,494 7,447
AstraZeneca PLC
6.450% due 09/15/37 1,345 1,463
Avolon Holdings Funding, Ltd.
6.375% due 05/04/28 (Þ) 1,190 1,199
5.750% due 03/01/29 (Þ) 840 826
Bacardi, Ltd.
5.400% due 06/15/33 (Þ) 1,160 1,115
BAE Systems PLC
5.300% due 03/26/34 (Þ) 1,295 1,257
Banco de Credito del Peru
3.250% due 09/30/31 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.450%)(Ê)(Þ) 549 504
Banco Santander SA
1.722% due 09/14/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.900%)(Ê) 1,310 1,186
Bank of Montreal
3.803% due 12/15/32 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 1.432%)(Ê) 620 574
Bank of Nova Scotia (The)
4.500% due 12/16/25 325 318
4.588% due 05/04/37 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.050%)(Ê) 241 213
Barclays PLC
4.375% due 01/12/26 1,435 1,399
5.200% due 05/12/26 462 453
3.564% due 09/23/35 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.900%)(Ê) 96 81
Barrick NA Finance LLC
5.750% due 05/01/43 1,070 1,051
BAT Capital Corp.
4.700% due 04/02/27 293 286
6.421% due 08/02/33 2,905 2,985
Series WI
3.557% due 08/15/27 508 476
4.390% due 08/15/37 800 657
BAT International Finance PLC
1.668% due 03/25/26 283 263
Bayer US Finance LLC
6.125% due 11/21/26 (Þ) 261 261
BDS, Ltd.
Series 2021-FL7 Class A

See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 429
Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.409% due 06/16/36 (USD 1 Month
LIBOR + 1.070%)(Ê)(Þ) 1,125 1,121
Bellemeade Re, Ltd.
Series 2019-3A Class M1C
2.099% due 07/25/29 (USD 1 Month
LIBOR + 1.950%)(Ê)(Þ) 205 206
Series 2021-3A Class M1B
1.450% due 09/25/31 (SOFR 30 Day
Average + 1.400%)(Ê)(Þ) 988 990
Series 2021-3A Class M1C
1.600% due 09/25/31 (SOFR 30 Day
Average + 1.550%)(Ê)(Þ) 1,461 1,456
Series 2022-2 Class M1A
6.285% due 09/27/32 (SOFR 30 Day
Average + 4.000%)(Ê)(Þ) 2,358 2,410
Series 2023-1 Class M1A
7.521% due 10/25/33 (SOFR 30 Day
Average + 2.200%)(Ê)(Þ) 810 814
BNP Paribas SA
4.375% due 05/12/26 (Þ) 132 128
5.497% due 05/20/30 (SOFR +
1.590%)(Ê)(Þ) 850 836
5.894% due 12/05/34 (SOFR +
1.866%)(Ê)(Þ) 740 747
BPCE SA
5.975% due 01/18/27 (SOFR +
2.100%)(Ê)(Þ) 1,945 1,941
British Airways Pass-Through Trust
4.250% due 11/15/32 (Þ) 211 193
Brookfield Finance, Inc.
3.450% due 04/15/50 359 238
Canadian Imperial Bank of Commerce
6.092% due 10/03/33 1,575 1,602
Canadian Natural Resources, Ltd.
2.050% due 07/15/25 154 147
3.850% due 06/01/27 164 156
Canadian Pacific Railway Co.
6.125% due 09/15/15 242 239
Celulosa Arauco y Constitucion SA
Series WI
3.875% due 11/02/27 556 516
Cencosud SA
4.375% due 07/17/27 (Þ) 558 530
Cenovus Energy, Inc.
Series WI
4.250% due 04/15/27 308 296
CGI, Inc.
Series WI
1.450% due 09/14/26 433 392
Chile Electricity Lux MPC SARL
6.010% due 01/20/33 (Þ) 1,520 1,513
CI Financial Corp.
3.200% due 12/17/30 2,073 1,650
4.100% due 06/15/51 660 388
Cooperatieve Rabobank UA
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.758% due 04/06/33 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.420%)(Ê)(Þ) 1,365 1,190
Credit Agricole SA
1.247% due 01/26/27 (SOFR +
0.892%)(Ê)(Þ) 281 260
4.000% due 01/10/33 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 1.644%)(Ê)
(Þ) 109 100
Danske Bank A/S
6.466% due 01/09/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.100%)(Ê)(Þ) 1,592 1,594
1.621% due 09/11/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.350%)(Ê)(Þ) 543 512
6.259% due 09/22/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.180%)(Ê)(Þ) 1,755 1,763
Deutsche Bank AG
6.119% due 07/14/26 (SOFR +
3.190%)(Ê) 363 363
2.129% due 11/24/26 (SOFR +
1.870%)(Ê) 22 21
6.819% due 11/20/29 (SOFR +
2.510%)(Ê) 1,250 1,285
4.875% due 12/01/32 (USD ICE
Swap Rate NY 5 Year Rate +
2.553%)(Ê) 196 181
Deutsche Telekom International Finance
BV
8.750% due 06/15/30 242 279
DNB Bank ASA
1.535% due 05/25/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.720%)(Ê)(Þ) 361 331
Electricite de France SA
5.950% due 04/22/34 (Þ) 235 234
6.000% due 04/22/64 (Þ) 1,000 915
Element Fleet Management Corp.
6.271% due 06/26/26 (Þ) 479 482
Emera US Finance, LP
Series WI
3.550% due 06/15/26 551 525
Enbridge, Inc.
5.700% due 03/08/33 443 438
7.375% due 01/15/83 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.708%)(Ê) 63 62
Enel Finance International NV
1.375% due 07/12/26 (Þ) 286 261
7.100% due 10/14/27 (Þ) 289 301
Eni USA, Inc.
7.300% due 11/15/27 465 486
Fairfax Financial Holdings, Ltd.

See accompanying notes which are an integral part of the financial statements.
430 Investment Grade Bond Fund
Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.350% due 03/22/54 (Þ) 575 568
Federation des Caisses Desjardins du
Quebec
4.400% due 08/23/25 (Þ) 1,455 1,433
Fortis, Inc.
Series WI
3.055% due 10/04/26 370 348
Galaxy Pipeline Assets Bidco, Ltd.
1.750% due 09/30/27 (Þ) 1,549 1,435
2.940% due 09/30/40 (Þ) 742 568
HGI CRE CLO, Ltd.
Series 2021-FL2 Class A
5.459% due 09/17/36 (USD 1 Month
LIBOR + 1.000%)(Ê)(Þ) 2,288 2,272
HSBC Holdings PLC
2.999% due 03/10/26 (SOFR +
1.430%)(Ê) 745 726
7.399% due 11/13/34 (SOFR +
3.020%)(Ê) 1,190 1,265
Hyundai Capital Services, Inc.
5.125% due 02/05/29 (Þ) 915 887
Imperial Brands Finance PLC
3.500% due 07/26/26 (Þ) 517 491
Infraestructura Energetica Nova SAPI
de CV
3.750% due 01/14/28 (Þ) 308 286
ING Groep NV
1.400% due 07/01/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.100%)(Ê)(Þ) 194 184
InRetail Consumer
3.250% due 03/22/28 (Þ) 272 243
Intesa Sanpaolo SpA
7.000% due 11/21/25 (Þ) 514 520
JDE Peet's NV
1.375% due 01/15/27 (Þ) 601 536
Lloyds Banking Group PLC
3.870% due 07/09/25 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 3.500%)(Ê) 1,525 1,519
4.650% due 03/24/26 141 138
1.627% due 05/11/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.850%)(Ê) 374 343
5.985% due 08/07/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.480%)(Ê) 1,900 1,903
Manulife Financial Corp.
4.061% due 02/24/32 (USD ICE
Swap Rate NY 5 Year Rate +
1.647%)(Ê) 580 549
Mitsubishi UFJ Financial Group, Inc.
4.788% due 07/18/25 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.700%)(Ê) 1,070 1,067
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.063% due 09/12/25 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.550%)(Ê) 2,370 2,361
5.719% due 02/20/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.080%)(Ê) 1,120 1,118
National Grid PLC
5.418% due 01/11/34 1,130 1,087
NatWest Group PLC
7.472% due 11/10/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.850%)(Ê) 1,170 1,197
1.642% due 06/14/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.900%)(Ê) 961 881
NBK Tier 1 Financing 2, Ltd.
4.500% due 12/31/99 (USD Constant
Maturity 6 Year Rate + 2.832%)(Ê)
(ƒ)(Þ) 264 253
Nokia OYJ
4.375% due 06/12/27 567 543
Nomura Holdings, Inc.
1.851% due 07/16/25 178 169
Oaktown Re III, Ltd.
Series 2019-1A Class M1B
2.080% due 07/25/29 (USD 1 Month
LIBOR + 1.950%)(Ê)(Þ) 195 195
Oaktown Re VI, Ltd.
Series 2021-1A Class M1B
2.060% due 10/25/33 (SOFR 30 Day
Average + 2.050%)(Ê)(Þ) 832 834
Oaktown Re, Ltd.
Series 2021-1A Class M1C
3.010% due 10/25/33 (SOFR 30 Day
Average + 3.000%)(Ê)(Þ) 833 847
OCI NV
4.625% due 10/15/25 (Þ) 340 331
Open Text Corp.
6.900% due 12/01/27 (Þ) 290 296
Prosus NV
4.850% due 07/06/27 (Þ) 260 249
4.027% due 08/03/50 (Þ) 439 277
Radnor RE, Ltd.
Series 2021-2 Class M1A
1.898% due 11/25/31 (SOFR 30 Day
Average + 1.850%)(Ê)(Þ) 100 100
Reliance Industries, Ltd.
3.667% due 11/30/27 (Ñ)(Þ) 527 496
Reynolds American, Inc.
7.250% due 06/15/37 390 411
8.125% due 05/01/40 715 795
Rogers Communications, Inc.
5.300% due 02/15/34 1,150 1,102
Santander UK Group Holdings PLC
1.673% due 06/14/27 (SOFR +
0.989%)(Ê) 566 516

See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 431
Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Saudi Arabian Oil Co.
4.250% due 04/16/39 (Þ) 336 283
Saudi Government International Bond
5.750% due 01/16/54 (Þ) 1,140 1,063
Scentre Group Trust 1 / Scentre Group
Trust 2
3.625% due 01/28/26 (Þ) 1,550 1,495
Scentre Group Trust 2
4.750% due 09/24/80 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.379%)(Ê)(Þ) 945 900
Sigma Alimentos SA de CV
4.125% due 05/02/26 (Þ) 517 501
SK Hynix, Inc.
1.500% due 01/19/26 (Þ) 543 504
Smurfit Kappa Treasury Funding, Ltd.
7.500% due 11/20/25 86 88
Societe Generale SA
4.250% due 08/19/26 (Þ) 381 364
1.792% due 06/09/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.000%)(Ê)(Þ) 113 103
2.797% due 01/19/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.300%)(Ê)(Þ) 89 82
7.367% due 01/10/53 (Þ) 1,575 1,560
Sodexo, Inc.
1.634% due 04/16/26 (Þ) 380 351
Standard Chartered PLC
6.170% due 01/09/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.050%)(Ê)(Þ) 160 160
1.456% due 01/14/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.000%)(Ê)(Þ) 361 334
Suncor Energy, Inc.
7.150% due 02/01/32 266 290
Suzano Austria GmbH
5.750% due 07/14/26 (Þ) 446 444
Toronto-Dominion Bank (The)
3.625% due 09/15/31 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 2.205%)(Ê) 520 494
8.125% due 10/31/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.075%)(Ê) 59 61
TransCanada PipeLines, Ltd.
4.625% due 03/01/34 247 224
Triton Container International, Ltd.
2.050% due 04/15/26 (Þ) 1,215 1,119
UBS Group AG
2.095% due 02/11/32 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.000%)(Ê)(Þ) 111 87
6.537% due 08/12/33 (SOFR +
3.920%)(Ê)(Þ) 455 465
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.699% due 02/08/35 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.770%)(Ê)(Þ) 1,010 979
Series WI
4.550% due 04/17/26 289 283
UniCredit SpA
2.569% due 09/22/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.300%)(Ê)(Þ) 357 340
1.982% due 06/03/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.200%)(Ê)(Þ) 151 139
Var Energi ASA
8.000% due 11/15/32 (Þ) 491 539
Volkswagen Group of America Finance
LLC
1.250% due 11/24/25 (Þ) 1,715 1,601
Weir Group PLC (The)
2.200% due 05/13/26 (Þ) 541 500
Wipro IT Services LLC
1.500% due 06/23/26 (Þ) 277 254
Yara International ASA
3.800% due 06/06/26 (Þ) 260 249
116,110
Mortgage-Backed Securities - 26.0%
Banc of America Mortgage Trust
Series 2004-D Class 2A2
3.846% due 05/25/34 (~)(Ê) 31 29
Series 2006-B Class 1A1
4.122% due 10/20/46 (~)(Ê) 2 2
BX Trust
Series 2024-BIO Class C
7.940% due 02/15/41 (CME Term
SOFR 1 Month + 2.640%)(Ê)(Þ) 7,432 7,404
CAMB Commercial Mortgage Trust
Series 2019-LIFE Class E
2.335% due 12/15/37 (USD 1 Month
LIBOR + 2.150%)(Ê)(Þ) 3,188 3,175
Series 2021-CX2 Class A
2.700% due 11/10/46 (Þ) 2,617 2,090
Chase Home Lending Mortgage Trust
Series 2020-CL1 Class M1
2.429% due 06/26/34 (USD 1 Month
LIBOR + 2.250%)(Ê)(Þ) 1,042 1,054
Series 2024-1 Class A6
6.500% due 01/25/55 (~)(Ê)(Þ) 3,968 3,946
Citigroup Commercial Mortgage Trust
Series 2013-375P Class D
3.635% due 05/10/35 (~)(Ê)(Þ) 2,427 2,212
DBGS Mortgage Trust
Series 2019-1735 Class D
4.334% due 04/10/37 (~)(Ê)(Þ) 1,961 1,385
DK Trust
Series 2024-SPBX Class A
6.850% due 03/15/34 (CME Term
SOFR 1 Month + 1.500%)(Ê)(Þ) 2,292 2,289

See accompanying notes which are an integral part of the financial statements.
432 Investment Grade Bond Fund
Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Eagle RE, Ltd.
Series 2021-1 Class M2
9.765% due 10/25/33 (SOFR 30 Day
Average + 4.450%)(Ê)(Þ) 6,190 6,383
Series 2021-2 Class M1B
1.899% due 04/25/34 (SOFR 30 Day
Average + 2.050%)(Ê)(Þ) 1,473 1,475
Series 2021-2 Class M1C
4.035% due 04/25/34 (SOFR 30 Day
Average + 3.450%)(Ê)(Þ) 2,001 2,045
ELP Commercial Mortgage Trust
Series 2021-ELP Class D
1.619% due 11/15/36 (USD 1 Month
LIBOR + 1.518%)(Ê)(Þ) 3,543 3,496
Fannie Mae
2.600% due 2031 330 281
5.500% due 2033 10 10
5.500% due 2034 119 118
4.500% due 2035 168 160
6.000% due 2035 29 29
5.500% due 2036 86 86
5.500% due 2037 66 65
5.500% due 2038 275 274
6.000% due 2039 18 18
4.500% due 2040 60 57
5.500% due 2040 254 249
4.000% due 2041 72 66
3.500% due 2043 708 635
4.000% due 2043 74 68
4.000% due 2044 376 344
3.500% due 2045 515 455
4.000% due 2045 348 319
4.000% due 2046 767 702
4.500% due 2046 184 175
4.000% due 2047 238 217
4.500% due 2047 52 49
4.000% due 2048 304 279
5.000% due 2048 812 784
3.000% due 2049 2,559 2,152
4.000% due 2049 323 296
2.000% due 2051 4,307 3,297
4.000% due 2052 7,807 6,994
5.000% due 2052 3,088 2,929
5.500% due 2052 5,426 5,283
5.000% due 2053 6,738 6,395
5.500% due 2053 11,219 10,927
30 Year TBA(Ï)
5.500% 18,388 17,846
6.000% 19,907 19,722
6.500% 20,000 20,151
Fannie Mae REMIC Trust
Series 2004-W12 Class 1A3
7.000% due 07/25/44 295 302
Fannie Mae REMICS
Series 1999-56 Class Z
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.000% due 12/18/29 8 8
FIGRE Trust
Series 2024-HE1 Class A
6.165% due 03/25/54 (~)(Ê)(Þ) 3,046 3,025
Freddie Mac
5.500% due 2032 4 4
7.500% due 2032 4 4
5.500% due 2034 10 10
4.000% due 2040 331 305
5.500% due 2041 92 92
3.500% due 2044 72 64
4.000% due 2044 241 222
4.000% due 2045 492 453
3.500% due 2046 61 54
4.000% due 2047 425 388
4.500% due 2048 173 162
3.000% due 2050 6,016 5,052
2.500% due 2051 1,347 1,086
3.500% due 2051 1,930 1,668
3.500% due 2052 4,102 3,540
4.000% due 2052 5,767 5,170
5.000% due 2052 3,108 2,948
5.500% due 2053 13,752 13,367
Freddie Mac Reference REMICS
Series 2006-R007 Class ZA
6.000% due 05/15/36 116 117
Freddie Mac REMICS
Series 2002-2533 Class Z
5.500% due 12/15/32 224 224
Series 2006-3123 Class HT
5.000% due 03/15/26 18 18
Series 2010-3632 Class PK
5.000% due 02/15/40 45 45
Series 2012-4019 Class JD
3.000% due 05/15/41 35 34
Ginnie Mae II
4.500% due 2042 78 75
2.500% due 2052 4,280 3,510
5.500% due 2053 1,523 1,495
6.000% due 2053 5,594 5,624
30 Year TBA(Ï)
5.000% 6,456 6,180
5.500% 11,729 11,480
6.000% 16,600 16,564
6.500% 10,000 10,100
GS Mortgage Securities Trust
Series 2023-SHIP Class A
4.322% due 09/10/38 (~)(Ê)(Þ) 2,328 2,233
JPMorgan Mortgage Trust
Series 2020-3 Class A15
3.500% due 08/25/50 (~)(Ê)(Þ) 163 138
Series 2021-6 Class A4
2.500% due 10/25/51 (~)(Ê)(Þ) 2,100 1,794
Series 2021-6 Class A6
2.500% due 10/25/51 (~)(Ê)(Þ) 3,153 2,818

See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 433
Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2021-8 Class A4
2.500% due 12/25/51 (~)(Ê)(Þ) 495 423
Series 2021-8 Class A6
2.500% due 12/25/51 (~)(Ê)(Þ) 2,400 2,141
Series 2021-12 Class A4
2.500% due 02/25/52 (~)(Ê)(Þ) 2,966 2,532
Series 2021-14 Class A4
2.500% due 05/25/52 (~)(Ê)(Þ) 1,394 1,183
Series 2022-1 Class A4
2.500% due 07/25/52 (~)(Ê)(Þ) 1,430 1,204
Series 2022-2 Class A4A
2.500% due 08/25/52 (~)(Ê)(Þ) 626 526
Series 2022-4 Class A4
3.000% due 10/25/52 (~)(Ê)(Þ) 882 759
Series 2023-HE2 Class A1
7.016% due 03/25/54 (SOFR 30 Day
Average + 1.700%)(Ê)(Þ) 2,056 2,069
Series 2024-HE1 Class A1
6.820% due 08/25/54 (SOFR 30 Day
Average + 1.500%)(Ê)(Þ) 1,334 1,342
MHC Commercial Mortgage Trust
Series 2021-MHC Class A
0.951% due 04/15/26 (USD 1 Month
LIBOR + 0.801%)(Ê)(Þ) 4,917 4,887
Morgan Stanley Mortgage Capital
Holdings LLC Trust
Series 2017-237P Class D
3.865% due 09/13/39 (~)(Ê)(Þ) 1,883 1,419
Series 2017-237P Class XA
Interest Only STRIPS
0.468% due 09/13/39 (~)(Ê)(Þ) 10,103 102
Series 2017-237P Class XB
Interest Only STRIPS
0.175% due 09/13/39 (~)(Ê)(Þ) 6,248 17
Preston Ridge Partners Mortgage LLC
Series 2023-RCF1 Class A1
4.000% due 06/25/53 (~)(Ê)(Þ) 3,802 3,630
Saluda Grade Alternative Mortgage
Trust
Series 2024-FIG5 Class A
6.255% due 04/25/54 (~)(Ê)(Š)(Þ) 3,556 3,553
Sequoia Mortgage Trust
Series 2021-4 Class A10
2.500% due 06/25/51 (~)(Ê)(Þ) 1,648 1,464
Wells Fargo Commercial Mortgage
Trust
Series 2021-SAVE Class A
4.562% due 02/15/40 (USD 1 Month
LIBOR + 1.150%)(Ê)(Þ) 2,955 2,944
Woodward Capital Management LLC
Series 2024-CES2 Class A1A
6.141% due 04/25/44 (~)(Ê)(Þ) 2,376 2,366
271,351
Municipal Bonds - 0.1%
Municipal Electric Authority of Georgia
Revenue Bonds
6.637% due 04/01/57 378 405
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.055% due 04/01/57 466 503
908
Non-US Bonds - 1.5%
Eurohome UK Mortgages PLC
Series 2007-1 Class A
0.477% due 06/15/44 (SONIA +
0.269%)(Ê)(Þ) GBP 754 930
Eurosail-UK PLC
Series 2007-2X Class A3C
0.930% due 03/13/45 (SONIA +
0.269%)(Ê)(Þ) GBP 412 509
Series 2014-4X Class A3
1.252% due 06/13/45 (SONIA +
1.069%)(Ê)(Þ) GBP 976 1,216
Great Hall Mortgages PLC
Series 2007-1 Class A2B
1.000% due 03/18/39 (3 Month
EURIBOR + 0.130%)(Ê)(Þ) EUR 76 80
Ludgate Funding PLC
Series 2007-1 Class A2A
0.638% due 01/01/61 (GBP 3 Month
LIBOR + 0.160%)(Ê)(Þ) GBP 1,069 1,296
Newgate Funding PLC
Series 2006-3X Class A3A
1.452% due 12/01/50 (GBP 3 Month
LIBOR + 0.170%)(Ê)(Þ) GBP 453 552
Parkmore Point RMBS PLC
Series 2022-1A Class A
5.362% due 07/25/45 (SONIA +
1.500%)(Ê)(Þ) GBP 1,135 1,424
Resloc UK PLC
Series 2007-1X Class A3B
0.241% due 12/15/43 (GBP 3 Month
LIBOR + 0.160%)(Ê)(Þ) GBP 1,230 1,495
RMAC Securities No. 1 PLC
Series 2006-NS1X Class A2A
1.050% due 06/12/44 (SONIA +
0.269%)(Ê)(Þ) GBP 271 332
Series 2006-NS3X Class A2A
0.245% due 06/12/44 (SONIA +
0.269%)(Ê)(Þ) GBP 1,459 1,776
Series 2006-NS4X Class A3A
3.853% due 06/12/44 (SONIA +
0.289%)(Ê)(Þ) GBP 716 877
Series 2007-NS1X Class A2A
0.442% due 06/12/44 (SONIA +
0.269%)(Ê)(Þ) GBP 896 1,087
Shamrock Residential
Series 2022-2 Class A
5.068% due 02/24/71 (1 Month
EURIBOR + 1.250%)(Ê)(Þ) EUR 851 909
Taurus UK Designated Activity Co.
Series 2021-UK1A Class B
6.552% due 05/17/31 (3 Month
SONIA Deposit Rate + 1.300%)(Ê)
(Þ) GBP 496 614

See accompanying notes which are an integral part of the financial statements.
434 Investment Grade Bond Fund
Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Towd Point Mortgage Funding
Series 2019-A13X Class B
7.032% due 07/20/45 (SONIA +
1.800%)(Ê)(Þ) GBP 2,034 2,541
15,638
United States Government Treasuries - 23.6%
United States Treasury Notes
0.250% due 06/30/25 784 740
0.250% due 07/31/25 9,244 8,695
2.000% due 08/15/25 9,316 8,950
0.250% due 09/30/25 7,171 6,693
0.250% due 10/31/25 5,785 5,380
2.250% due 11/15/25 6,552 6,273
0.500% due 02/28/26 5,170 4,759
4.500% due 03/31/26 315 312
1.625% due 05/15/26 8,419 7,868
1.500% due 08/15/26 9,281 8,586
6.750% due 08/15/26 16,648 17,298
0.625% due 03/31/27 5,327 4,719
2.375% due 05/15/27 4,803 4,467
0.500% due 05/31/27 4,958 4,345
0.625% due 12/31/27 5,471 4,707
2.750% due 02/15/28 6,391 5,938
1.125% due 02/29/28 7,719 6,734
1.250% due 03/31/28 8,137 7,116
2.875% due 05/15/28 6,246 5,812
1.250% due 09/30/28 8,155 7,025
3.125% due 11/15/28 6,937 6,479
1.500% due 11/30/28 6,737 5,845
4.625% due 04/30/29 190 189
2.375% due 05/15/29 4,850 4,343
1.625% due 08/15/29 3,558 3,052
4.000% due 10/31/29 1,771 1,709
0.625% due 05/15/30 5,001 3,936
0.625% due 08/15/30 5,923 4,619
0.875% due 11/15/30 6,400 5,041
1.125% due 02/15/31 4,248 3,384
4.625% due 04/30/31 310 309
1.625% due 05/15/31 4,069 3,330
1.250% due 08/15/31 4,753 3,754
1.875% due 02/15/32 4,959 4,053
3.500% due 02/15/33 7,275 6,653
4.500% due 11/15/33 5,382 5,303
4.000% due 02/15/34 3,935 3,726
1.125% due 08/15/40 3,097 1,805
1.375% due 11/15/40 3,563 2,159
1.875% due 02/15/41 5,777 3,797
2.250% due 05/15/41 2,192 1,528
1.750% due 08/15/41 5,808 3,688
2.750% due 11/15/42 3,977 2,932
3.750% due 11/15/43 1,515 1,293
4.500% due 02/15/44 7,030 6,674
3.125% due 08/15/44 1,692 1,304
2.875% due 08/15/45 3,070 2,244
3.000% due 02/15/48 3,342 2,449
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.125% due 05/15/48 3,256 2,439
3.375% due 11/15/48 1,567 1,226
1.250% due 05/15/50 4,019 1,898
1.375% due 08/15/50 4,251 2,074
1.625% due 11/15/50 4,172 2,180
1.875% due 02/15/51 4,234 2,364
2.000% due 08/15/51 4,074 2,339
1.875% due 11/15/51 3,879 2,151
2.250% due 02/15/52 2,073 1,264
3.625% due 05/15/53 1,856 1,517
4.750% due 11/15/53 2,610 2,597
4.250% due 02/15/54 2,775 2,540
246,604
Total Long-Term Investments
(cost $1,009,954) 966,916
Short-Term Investments - 15.7%
Apollo Management Holdings, LP
4.000% due 05/30/24 (Þ) 195 195
Barclays PLC
3.650% due 03/16/25 1,405 1,378
Bayer US Finance LLC
3.375% due 10/08/24 (Þ) 360 356
Celanese US Holdings LLC
6.050% due 03/15/25 491 491
CenterPoint Energy, Inc.
2.500% due 09/01/24 730 721
Credit Suisse AG
3.625% due 09/09/24 865 858
Dominion Energy, Inc.
3.071% due 08/15/24 (~)(Ê) 580 575
HCA, Inc.
5.375% due 02/01/25 420 418
International Business Machines Corp.
3.000% due 05/15/24 1,005 1,004
Principal Life Global Funding II
2.250% due 11/21/24 (Þ) 820 804
Sabine Pass Liquefaction LLC
Series WI
5.750% due 05/15/24 100 100
Security Benefit Global Funding
1.250% due 05/17/24 (Þ) 750 749
Societe Generale SA
2.625% due 01/22/25 (Þ) 1,630 1,590
U.S. Cash Management Fund(@) 144,042,964(∞) 143,971
UBS Group AG
Series WI
3.750% due 03/26/25 1,175 1,154
United States Treasury Bills
5.091% due 05/16/24 (ž) 100 100

See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 435
Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.189% due 05/21/24 (ž) 6,326 6,307
5.293% due 05/28/24 (ž) 2,111 2,102
Vistra Operations Co. LLC
4.875% due 05/13/24 (Þ) 1,120 1,120
3.550% due 07/15/24 (Þ) 235 234
Total Short-Term Investments
(cost $164,252) 164,227
Other Securities - 0.0%
U.S. Cash Collateral Fund(@)(×) 135,775 (∞) 136
Total Other Securities
(cost $136) 136
Total Investments - 108.4%
(identified cost $1,174,342) 1,131,279
Other Assets and Liabilities,
Net - (8.4)%
(87,547)
Net Assets - 100.0%
1,043,732

See accompanying notes which are an integral part of the financial statements.
436 Investment Grade Bond Fund
Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
23.8%
ABN AMRO Bank NV 12/07/21 515,000 99.78 514
502
AES Panama Generation Holdings SRL 08/04/22 148,296 88.29 131
125
AIB Group PLC 03/21/24 1,165,000 100.00 1,165
1,127
Aircastle, Ltd. 01/06/23 161,000 98.42 158
159
Alimentation Couche-Tard, Inc. 01/23/18 176,000 98.04 173
166
American Tower Trust #1 06/09/23 5,790,000 101.00 5,848
5,764
Amur Equipment Finance Receivables IX LLC 10/10/23 141,137 98.63 139
141
Amur Equipment Finance Receivables X LLC 10/25/23 1,011,517 96.82 979
989
Amur Equipment Finance Receivables XI LLC 05/19/23 1,476,963 99.68 1,472
1,471
Amur Equipment Finance Receivables XII LLC 11/08/23 2,525,158 99.98 2,525
2,533
Anglo American Capital PLC 04/03/24 640,000 99.65 638
632
Antares Holdings, LP 01/21/21 270,000 99.48 269
253
Apollo Management Holdings, LP 05/24/16 810,000 97.71 791
788
Apollo Management Holdings, LP 05/24/18 195,000 99.99 195
195
Arbor Realty CLO, Ltd. 05/26/21 3,826,028 97.94 3,747
3,814
Arbor Realty CLO, Ltd. 01/26/22 7,494,000 98.66 7,394
7,447
Arbor Realty CLO, Ltd. 11/23/22 3,240,000 96.86 3,138
3,224
Arbor Realty Commercial Real Estate Notes, Ltd. 06/14/23 501,844 97.67 490
498
Athene Global Funding 11/06/19 1,900,000 96.41 1,832
1,774
Athene Global Funding 02/20/24 930,000 100.00 930
928
Avolon Holdings Funding, Ltd. 12/05/23 1,190,000 100.27 1,193
1,199
Avolon Holdings Funding, Ltd. 01/16/24 840,000 99.18 833
826
Bacardi, Ltd. 06/06/23 1,160,000 99.11 1,150
1,115
BAE Systems PLC 03/19/24 1,295,000 99.47 1,288
1,257
Banco de Credito del Peru 04/16/24 549,000 92.18 506
504
Bayer US Finance LLC 06/18/18 360,000 99.39 358
356
Bayer US Finance LLC 01/10/24 261,000 101.38 265
261
BDS, Ltd. 05/14/21 1,125,139 98.97 1,114
1,121
Bellemeade Re, Ltd. 09/27/21 1,461,000 99.11 1,448
1,456
Bellemeade Re, Ltd. 05/18/22 205,367 98.57 202
206
Bellemeade Re, Ltd. 09/23/22 2,358,000 100.00 2,358
2,410
Bellemeade Re, Ltd. 02/15/23 988,000 97.60 964
990
Bellemeade Re, Ltd. 10/18/23 810,000 100.00 810
814
Berry Global, Inc. 02/06/23 337,000 98.46 332
330
BNP Paribas SA 10/17/23 132,000 96.10 127
128
BNP Paribas SA 11/28/23 740,000 100.00 740
747
BNP Paribas SA 02/12/24 850,000 100.00 850
836
Boeing Co. (The) 04/29/24 1,475,000 100.00 1,475
1,486
Boeing Co. (The) 04/29/24 1,610,000 100.00 1,610
1,616
BPCE SA 01/10/23 1,945,000 99.88 1,943
1,941
Brighthouse Financial Global Funding 04/04/24 1,200,000 99.97 1,200
1,189
British Airways Pass-Through Trust 11/17/20 211,116 100.00 211
193
Broadcom, Inc. 05/05/20 1,110,000 86.45 960
932
Broadcom, Inc. 05/05/20 508,000 93.27 474
464
Broadcom, Inc. 07/31/23 396,000 75.36 298
294
BX Trust 01/24/24 7,432,000 99.75 7,414
7,404
CAMB Commercial Mortgage Trust 01/25/19 3,188,000 100.00 3,188
3,175
CAMB Commercial Mortgage Trust 10/22/21 2,617,000 102.72 2,688
2,090
Cantor Fitzgerald, LP 11/14/22 605,000 95.41 577
572
Cencosud SA 12/11/23 558,000 94.70 528
530
Chase Home Lending Mortgage Trust 07/22/20 1,042,458 100.00 1,042
1,054
Chase Home Lending Mortgage Trust 01/25/24 3,968,241 100.39 3,984
3,946
Chile Electricity Lux MPC SARL 08/14/23 1,520,000 100.08 1,521
1,513
Citadel Finance LLC 03/03/21 590,000 99.82 589
552
Citadel, LP 09/11/19 625,000 99.89 624
603
Citigroup Commercial Mortgage Trust 03/06/19 2,427,000 0.99 2,399
2,212
Columbia Pipelines Operating Co. LLC 10/17/23 104,000 94.81 99
107
Cooperatieve Rabobank UA 03/30/22 1,365,000 89.66 1,224
1,190
Credit Agricole SA 06/17/21 281,000 99.27 279
260
Credit Agricole SA 09/13/23 109,000 89.99 98
100
Danske Bank A/S 01/04/23 1,592,000 99.99 1,592
1,594
Danske Bank A/S 02/03/23 543,000 93.52 508
512
Danske Bank A/S 09/19/23 1,755,000 100.00 1,755
1,763
DBGS Mortgage Trust 04/03/19 1,961,000 101.06 1,982
1,385

See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 437
Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Delta Air Lines, Inc. / SkyMiles IP, Ltd. 04/16/24 518,000 96.27 499
501
DK Trust 03/01/24 2,292,000 100.00 2,292
2,289
DLLAA LLC 07/25/23 2,059,000 100.00 2,059
2,058
DNB Bank ASA 12/02/22 361,000 91.37 330
331
Eagle RE, Ltd. 10/29/21 1,473,334 99.19 1,461
1,475
Eagle RE, Ltd. 04/19/23 2,001,000 101.99 2,041
2,045
Eagle RE, Ltd. 09/20/23 2,629,000 100.00 2,629
2,640
Eagle RE, Ltd. 09/26/23 6,190,000 103.87 6,430
6,383
Electricite de France SA 04/15/24 1,000,000 91.77 918
915
Electricite de France SA 04/15/24 235,000 99.90 235
234
Element Fleet Management Corp. 07/28/23 479,000 100.40 481
482
ELP Commercial Mortgage Trust 09/19/23 3,542,876 97.70 3,461
3,496
Enel Finance International NV 07/27/23 286,000 91.16 261
261
Enel Finance International NV 07/31/23 289,000 104.49 302
301
Eurohome UK Mortgages PLC 03/18/24 GBP 754,091 126.02 950
930
Eurosail-UK PLC 11/14/22 GBP 412,026 116.86 481
509
Eurosail-UK PLC 11/23/22 GBP 976,378 118.66 1,159
1,216
F&G Global Funding 06/23/21 1,245,000 94.71 1,179
1,128
Fairfax Financial Holdings, Ltd. 03/19/24 575,000 99.73 573
568
Farmers Exchange Capital III 10/12/16 290,000 99.17 288
240
Federation des Caisses Desjardins du Quebec 08/16/22 1,455,000 99.25 1,444
1,433
Ferguson PLC 03/06/24 584,000 97.67 570
561
FIGRE Trust 04/28/23 771,755 99.42 767
765
FIGRE Trust 03/19/24 3,045,715 100.03 3,047
3,025
GA Global Funding Trust 01/08/21 1,090,000 96.23 1,049
1,012
Galaxy Pipeline Assets Bidco, Ltd. 10/27/20 1,548,912 95.12 1,473
1,435
Galaxy Pipeline Assets Bidco, Ltd. 09/20/23 741,782 79.10 587
568
Great Hall Mortgages PLC 07/22/22 EUR 75,595 100.67 76
80
GS Mortgage Securities Trust 08/04/23 2,328,000 95.93 2,233
2,233
Harley-Davidson Financial Services, Inc. 04/16/24 488,000 100.79 492
493
HF Sinclair Corp. 01/30/24 1,195,000 96.62 1,155
1,147
HGI CRE CLO, Ltd. 09/17/21 2,288,458 97.77 2,238
2,272
Hyundai Capital America 06/21/23 470,000 99.93 470
469
Hyundai Capital America 01/03/24 805,000 99.66 802
787
Hyundai Capital Services, Inc. 01/29/24 915,000 99.60 911
887
Imperial Brands Finance PLC 07/28/23 517,000 95.39 493
491
Indianapolis Power & Light Co. 03/07/24 395,000 99.85 394
375
Infraestructura Energetica Nova SAPI de CV 07/06/22 308,000 94.04 290
286
ING Groep NV 12/09/22 194,000 93.77 182
184
InRetail Consumer 12/11/23 272,000 88.40 240
243
International Flavors & Fragrances, Inc. 08/03/22 132,000 91.44 121
116
International Flavors & Fragrances, Inc. 07/28/23 291,000 93.31 272
272
International Flavors & Fragrances, Inc. 08/01/23 188,000 81.02 152
152
Intesa Sanpaolo SpA 12/08/23 514,000 101.32 521
520
JDE Peet's NV 02/07/24 601,000 90.62 545
536
Jersey Central Power & Light Co. 07/27/23 244,000 97.56 238
237
JPMorgan Chase Mortgage Trust 06/22/23 2,264,338 100.00 2,264
2,284
JPMorgan Mortgage Trust 03/30/21 162,994 101.98 166
138
JPMorgan Mortgage Trust 04/26/21 3,152,935 101.64 3,205
2,818
JPMorgan Mortgage Trust 06/24/21 2,400,403 102.40 2,458
2,141
JPMorgan Mortgage Trust 02/24/22 626,065 97.61 611
526
JPMorgan Mortgage Trust 04/27/22 881,981 95.77 845
759
JPMorgan Mortgage Trust 01/19/23 1,429,794 89.86 1,285
1,204
JPMorgan Mortgage Trust 01/30/23 2,100,184 89.07 1,871
1,794
JPMorgan Mortgage Trust 01/31/23 495,358 89.22 442
423
JPMorgan Mortgage Trust 03/10/23 2,965,963 88.30 2,619
2,532
JPMorgan Mortgage Trust 04/20/23 1,393,752 88.28 1,230
1,183
JPMorgan Mortgage Trust 09/27/23 2,055,898 100.00 2,056
2,069
JPMorgan Mortgage Trust 02/27/24 1,334,118 100.00 1,334
1,342
KeySpan Gas East Corp. 07/28/23 200,000 93.07 186
186
KKR Group Finance Co. III LLC 03/11/15 880,000 92.58 815
782
Kubota Credit Owner Trust 02/14/24 2,236,000 99.98 2,235
2,215
Ludgate Funding PLC 01/25/24 GBP 1,068,896 123.39 1,319
1,296
Massachusetts Mutual Life Insurance Co. 11/18/21 1,730,000 77.05 1,333
1,008
MasTec, Inc. 02/07/24 112,000 94.01 105
104

See accompanying notes which are an integral part of the financial statements.
438 Investment Grade Bond Fund
Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Mattel, Inc. 07/31/23 572,000 94.99 543
545
MF1 LLC 05/13/22 3,078,000 99.12 3,051
3,082
MF1 LLC 09/29/23 6,018,000 99.51 5,989
6,029
MF1 LLC 01/30/24 2,102,000 99.75 2,097
2,101
MHC Commercial Mortgage Trust 04/06/21 4,917,495 99.35 4,885
4,887
MMAF Equipment Finance LLC 01/17/24 1,500,000 99.99 1,500
1,472
Monongahela Power Co. 07/26/23 975,000 94.73 924
921
Monongahela Power Co. 09/12/23 795,000 99.52 791
792
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 6,248,000 0.28 17
17
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 10,103,000 1.01 102
102
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 1,883,000 97.63 1,838
1,419
Mutual of Omaha Insurance Co. 07/14/14 295,000 100.00 295
290
National Securities Clearing Corp. 05/22/23 275,000 100.27 276
273
National Securities Clearing Corp. 05/22/23 985,000 99.52 980
973
Nationwide Mutual Insurance Co. 09/15/23 445,000 123.64 550
552
NBK Tier 1 Financing 2, Ltd. 02/06/23 264,000 94.76 250
253
New York Life Global Funding 06/06/23 1,545,000 99.52 1,538
1,517
New York Life Insurance Co. 04/08/20 195,000 99.44 194
141
New York State Electric & Gas Corp. 01/10/24 407,000 94.83 386
380
Newgate Funding PLC 06/27/22 GBP 452,772 116.75 529
552
Newmont Corp. 03/04/24 965,000 99.69 962
941
NGPL PipeCo LLC 10/02/19 297,000 124.22 369
324
Nissan Motor Acceptance Corp. 02/07/24 258,000 93.03 240
238
NRG Energy, Inc. 04/16/24 558,000 89.47 499
498
Nuveen LLC 04/08/24 795,000 99.89 794
789
Oaktown Re III, Ltd. 01/26/21 195,072 100.31 196
195
Oaktown Re VI, Ltd. 04/14/21 832,351 100.00 832
834
Oaktown Re, Ltd. 08/23/23 832,605 101.65 846
847
OCI NV 07/28/23 340,000 97.92 333
331
Ohio National Financial Services, Inc. 01/16/20 615,000 103.97 639
590
Open Text Corp. 08/01/23 290,000 101.62 295
296
Pacific Life Insurance Co. 06/15/18 255,000 92.40 236
192
Parkmore Point RMBS PLC 02/07/23 GBP 1,134,973 118.42 1,344
1,424
Pennsylvania Electric Co. 07/27/23 164,000 99.03 162
162
PFS Financing Corp. 08/08/23 1,685,000 99.99 1,685
1,679
Preston Ridge Partners Mortgage LLC 06/09/23 3,801,708 93.90 3,570
3,630
Principal Life Global Funding II 04/20/22 820,000 98.77 810
804
Prosus NV 02/03/21 439,000 100.66 442
277
Prosus NV 08/01/23 260,000 96.36 251
249
Radnor RE, Ltd. 11/05/21 99,821 100.00 100
100
Reliance Industries, Ltd. 02/07/24 527,000 95.46 503
496
Resloc UK PLC 11/15/22 GBP 1,230,261 113.09 1,391
1,495
Resorts World Las Vegas LLC / RWLV Capital, Inc. 03/30/21 395,000 98.29 388
335
RMAC Securities No. 1 PLC 04/15/21 GBP 1,459,018 117.88 1,720
1,776
RMAC Securities No. 1 PLC 04/15/21 GBP 715,953 133.57 956
877
RMAC Securities No. 1 PLC 04/15/21 GBP 271,383 134.53 365
332
RMAC Securities No. 1 PLC 11/16/22 GBP 896,244 118.36 1,061
1,087
Saluda Grade Alternative Mortgage Trust 02/07/24 1,134,778 102.11 1,159
1,140
Saluda Grade Alternative Mortgage Trust 04/05/24 3,556,000 100.00 3,556
3,553
Saudi Arabian Oil Co. 08/01/23 336,000 88.10 296
283
Saudi Government International Bond 01/08/24 1,140,000 97.80 1,115
1,063
Scentre Group Trust 1 / Scentre Group Trust 2 05/19/20 1,550,000 97.46 1,511
1,495
Scentre Group Trust 2 09/16/20 945,000 100.00 945
900
Security Benefit Global Funding 12/02/22 750,000 99.81 749
749
Sequoia Mortgage Trust 05/06/21 1,647,508 102.53 1,689
1,464
Shamrock Residential 11/20/23 EUR 851,409 109.37 931
909
Sigma Alimentos SA de CV 01/10/24 517,000 97.37 503
501
SK Hynix, Inc. 04/04/23 543,000 93.13 506
504
Societe Generale SA 01/16/20 1,630,000 98.23 1,601
1,590
Societe Generale SA 01/03/23 1,575,000 98.36 1,549
1,560
Societe Generale SA 11/06/23 113,000 89.81 101
103
Societe Generale SA 01/10/24 381,000 96.62 368
364
Societe Generale SA 02/07/24 89,000 92.51 82
82
Sodexo, Inc. 11/06/23 380,000 92.44 351
351

See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 439
Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum
Co. III LLC 04/16/20 2,336,000 99.71 2,329
2,321
Standard Chartered PLC 07/28/23 361,000 91.73 331
334
Standard Chartered PLC 07/31/23 160,000 100.83 161
160
Suzano Austria GmbH 10/17/23 446,000 99.58 444
444
Taurus UK Designated Activity Co. 02/22/21 GBP 496,354 140.62 698
614
Tennessee Gas Pipeline Co. LLC 11/14/22 1,216,000 86.79 1,055
1,042
Texas Eastern Transmission, LP 11/13/19 178,000 101.75 181
165
Towd Point HE Trust 02/24/23 2,937,811 100.08 2,940
2,935
Towd Point Mortgage Funding 01/20/21 GBP 2,034,000 136.45 2,775
2,541
Towd Point Mortgage Trust 08/17/20 422,876 101.68 430
402
Triton Container International, Ltd. 04/06/21 1,215,000 95.40 1,159
1,119
UBS Group AG 11/14/22 455,000 90.65 412
465
UBS Group AG 12/02/22 111,000 79.76 89
87
UBS Group AG 01/02/24 1,010,000 99.99 1,010
979
UniCredit SpA 04/05/23 357,000 93.90 335
340
UniCredit SpA 12/11/23 151,000 91.13 138
139
Var Energi ASA 08/01/23 491,000 106.97 525
539
VICI Properties, LP / VICI Note Co., Inc. 07/06/22 276,000 95.67 264
266
Vistra Operations Co. LLC 05/10/22 1,120,000 99.97 1,120
1,120
Vistra Operations Co. LLC 06/28/23 235,000 99.32 233
234
Volkswagen Group of America Finance LLC 11/17/20 1,715,000 95.62 1,640
1,601
Weir Group PLC (The) 01/10/24 541,000 93.82 508
500
Wells Fargo Commercial Mortgage Trust 11/15/22 2,955,424 93.94 2,776
2,944
Wipro IT Services LLC 07/31/23 277,000 92.07 255
254
Woodward Capital Management LLC 02/15/24 1,737,015 100.00 1,737
1,728
Woodward Capital Management LLC 03/19/24 2,375,878 100.00 2,376
2,366
Yara International ASA 12/06/22 260,000 95.96 250 249
248,743
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Long Gilt Futures 184 GBP 17,623 06/24
(472)
United States 2 Year Treasury Note Futures 204 USD 41,342 06/24
(335)
United States 5 Year Treasury Note Futures 421 USD 44,097 06/24
(780)
United States 10 Year Treasury Note Futures 763 USD 81,975 06/24
(1,997)
United States 10 Year Treasury Ultra Bond Futures 1,274 USD 140,419 06/24
(4,320)
United States Treasury Long Bond Futures 132 USD 15,023 06/24
(706)
United States Treasury Ultra Bond Futures 188 USD 22,478 06/24 (1,572)
Short Positions
Euro-Bund Futures 186 EUR 24,195 06/24
447
Japanese 10 Year Government Bond Futures 14 JPY 2,023,000 06/24
94
Japanese 10 Year Mini Government Bond Futures 6 JPY 86,688 06/24
2
United States 2 Year Treasury Note Futures 102 USD 20,671 06/24
214
United States 5 Year Treasury Note Futures 699 USD 73,215 06/24
1,112
United States 10 Year Treasury Ultra Bond Futures 272 USD 29,980 06/24
921
United States Treasury Long Bond Futures 9 USD 1,024 06/24
70
United States Treasury Ultra Bond Futures 8 USD 957 06/24 87
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (7,235)

See accompanying notes which are an integral part of the financial statements.
440 Investment Grade Bond Fund
Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of New York USD 267 AUD 412 05/14/24 —
Bank of New York USD 340 CHF 309 05/14/24 (4)
Bank of New York USD 118 JPY 17,952 05/14/24 (4)
Bank of New York USD 1,886 NZD 3,164 05/14/24 (21)
Bank of New York USD 102 SEK 1,109 05/14/24 (1)
Bank of New York EUR 200 USD 213 05/14/24 (1)
Bank of New York GBP 129 USD 161 05/14/24 (1)
Bank of New York NOK 2,427 USD 223 05/14/24 5
Bank of New York NZD 220 USD 131 05/14/24 1
Citigroup AUD 5,809 USD 3,791 05/14/24 27
JPMorgan Chase USD 3,464 EUR 3,212 05/14/24 (34)
JPMorgan Chase USD 2,515 GBP 2,002 05/14/24 (13)
Royal Bank of Canada USD 30 GBP 24 05/13/24 —
Royal Bank of Canada CHF 5,117 USD 5,674 05/14/24 101
State Street USD 33 AUD 51 05/14/24 —
State Street USD 51 CHF 46 05/14/24 —
State Street USD 35 EUR 32 05/15/24 (1)
State Street USD 3,751 NOK 40,668 05/14/24 (89)
State Street EUR 39 USD 41 05/14/24 —
State Street EUR 998 USD 1,076 05/15/24 10
State Street GBP 508 USD 633 05/13/24 (1)
State Street GBP 11,384 USD 14,382 05/13/24 156
State Street GBP 18 USD 23 05/14/24 —
State Street JPY 699 USD 4 05/14/24 —
State Street NOK 33 USD 3 05/14/24 —
State Street NZD 17 USD 10 05/14/24 —
State Street SEK 2 USD — 05/14/24 —
UBS JPY 287,542 USD 1,909 05/14/24 82
UBS SEK 20,069 USD 1,874 05/14/24 52
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 264

See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 441
Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Long-Term Investments
Asset-Backed Securities $ — $ 35,788 $ —
$ —
$ 35,788 3 .5
Corporate Bonds and Notes — 280,517 —
—
280,517 26 .9
International Debt — 116,110 —
—
116,110 11 .1
Mortgage-Backed Securities — 267,798 3,553
—
271,351 26 .0
Municipal Bonds — 908 —
—
908 0 .1
Non-US Bonds — 15,638 —
—
15,638 1 .5
United States Government Treasuries — 246,604 —
—
246,604 23 .6
Short-Term Investments — 20,256 — 143,971 164,227 15 .7
Other Securities — — — 136 136 —
*
Total Investments — 983,619 3,553 144,107 1,131,279 108 .4
Other Assets and Liabilities, Net
(8 .4)
100 .0
Other Financial Instruments
Assets
Futures Contracts 2,947 — — — 2,947 0 .3
Foreign Currency Exchange Contracts — 434 — — 434 —
*
A
Liabilities
Futures Contracts (10,182) — — — (10,182) (1 .0)
Foreign Currency Exchange Contracts — (170) — — (170) (—)
*
Total Other Financial Instruments
**
$ (7,235) $ 264 $ — $ — $ (6,971)
*
Less than .05% of net assets.
**
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2024, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of April 30, 2024, if any, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
Australia ......................................................................................
2,395
Belgium .......................................................................................
3,227
Bermuda ......................................................................................
22,628
Brazil ...........................................................................................
693
Canada .........................................................................................
15,352
Cayman Islands ...........................................................................
17,879

See accompanying notes which are an integral part of the financial statements.
442 Investment Grade Bond Fund
Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands
Country Exposure
Fair Value
$
Chile ............................................................................................
2,558
China ...........................................................................................
526
Denmark ......................................................................................
3,868
Finland ........................................................................................
543
France ..........................................................................................
9,210
Germany ......................................................................................
4,346
India ............................................................................................
750
Ireland .........................................................................................
5,704
Italy .............................................................................................
2,049
Japan ...........................................................................................
4,715
Kuwait .........................................................................................
253
Mexico ........................................................................................
787
Netherlands .................................................................................
2,744
Norway ........................................................................................
870
Panama ........................................................................................
125
Peru .............................................................................................
747
Saudi Arabia ................................................................................
1,346
South Africa ................................................................................
632
South Korea ................................................................................
1,391
Spain ...........................................................................................
1,186
Switzerland .................................................................................
3,826
United Arab Emirates ..................................................................
2,003
United Kingdom ..........................................................................
37,274
United States ...............................................................................
981,652
Total Investments ...................................................................
1,131,279

See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 443
Russell Investment Company
Investment Grade Bond Fund
Fair Value of Derivative Instruments — April 30, 2024 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ 434 $ —
Variation margin on futures contracts* — 2,947
Total
$ 434 $ 2,947
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ — $ 10,182
Unrealized depreciation on foreign currency exchange contracts 170 —
Total
$ 170 $ 10,182
Derivatives not accounted for as hedging instruments
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ — $ (2,388)
Foreign currency exchange contracts 407 —
Total
$ 407 $ (2,388)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ — $ 1,273
Foreign currency exchange contracts (939) —
Total
$ (939) $ 1,273
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Amounts in thousands
See accompanying notes which are an integral part of the financial statements.
444 Investment Grade Bond Fund
Russell Investment Company
Investment Grade Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2024 (Unaudited)
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 131 $ — $ 131
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts 434 — 434
Total Financial and Derivative Assets
565 — 565
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 565 $ — $ 565
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of New York
$ 5 $ 5 $ — $ —
Citigroup
27 — — 27
Goldman Sachs
131 — 131 —
Royal Bank of Canada
101 — — 101
State Street
167 3 — 164
UBS
134 — — 134
Total
$ 565 $ 8 $ 131 $ 426

Amounts in thousands
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 445
Russell Investment Company
Investment Grade Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued
— April 30, 2024 (Unaudited)
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 170 $ — $ 170
Total Financial and Derivative Liabilities
170 — 170
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 170 $ — $ 170
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of New York $ 32 $ 5 $ — $ 27
JPMorgan Chase 47 — 47 —
State Street 91 3 — 88
Total
$ 170 $ 8 $ 47 $ 115
*      Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Investment Grade Bond Fund
See accompanying notes which are an integral part of the financial statements.
446 Investment Grade Bond Fund
Statement of Assets and Liabilities — April 30, 2024 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 1,174,342
Investments, at fair value(*)(>) ....................................................................................................................................................
1,131,279

Receivables:
Dividends and interest ...................................................................................................................................................... 7,099
Dividends from affiliated funds ....................................................................................................................................... 643
Investments sold ............................................................................................................................................................... 54,610
Fund shares sold ............................................................................................................................................................... 903
From broker(a)(b) ............................................................................................................................................................ 14,742
Prepaid expenses .......................................................................................................................................................................... 9
Total assets ...............................................................................................................................................................
1,210,196
Liabilities
Payables:
Investments purchased ..................................................................................................................................................... 157,451
Fund shares redeemed ...................................................................................................................................................... 907
Accrued fees to affiliates .................................................................................................................................................. 372
Other accrued expenses .................................................................................................................................................... 201
Variation margin on futures contracts .............................................................................................................................. 7,227
Unrealized depreciation on foreign currency exchange contracts ............................................................................................... 170
Payable upon return of securities loaned ..................................................................................................................................... 136
Total liabilities ...........................................................................................................................................................
166,464
Net Assets ...............................................................................................................................................................
$ 1,043,732

Russell Investment Company
Investment Grade Bond Fund
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 447
Statement of Assets and Liabilities, continued — April 30, 2024 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ (121,92 2 )
Shares of beneficial interest .........................................................................................................................................................
586
Additional paid-in capital ............................................................................................................................................................
1,165,06 8
Net Assets ...............................................................................................................................................................
$ 1,043,732
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) .......................................................................................................................................... $ 17.80
Maximum offering price per share (Net asset value plus sales charge of 3.75%): Class A ..................................................... $ 18.49
Class A — Net assets ........................................................................................................................................................... $ 11,257,897
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 632,311
Net asset value per share: Class C (#) .......................................................................................................................................... $ 17.55
Class C — Net assets ........................................................................................................................................................... $ 3,139,792
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 178,880
Net asset value per share: Class M (#) ......................................................................................................................................... $ 17.80
Class M — Net assets .......................................................................................................................................................... $ 168,561,007
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 9,467,644
Net asset value per share: Class R6 (#) ........................................................................................................................................ $ 17.89
Class R6 — Net assets ......................................................................................................................................................... $ 3,489,681
Class R6 — Shares outstanding ($.01 par value) ................................................................................................................ 195,084
Net asset value per share: Class S (#) .......................................................................................................................................... $ 17.80
Class S — Net assets ............................................................................................................................................................ $ 670,835,058
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 37,685,579
Net asset value per share: Class Y (#) .......................................................................................................................................... $ 17.85
Class Y — Net assets ........................................................................................................................................................... $ 186,448,381
Class Y — Shares outstanding ($.01 par value) ................................................................................................................... 10,444,554
Amounts in thousands
(^)     Foreign currency holdings - cost $ 348
(*)     Securities on loan included in investments $ 131
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 144,107
(a)   Receivable from Broker for Futures $ 13,902
(b)   Receivable from Broker for TBAs $ 840
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Investment Grade Bond Fund
See accompanying notes which are an integral part of the financial statements.
448 Investment Grade Bond Fund
Statement of Operations — For the Period Ended April 30, 2024 (Unaudited)
Amounts in thousands
Investment Income
Dividends from affiliated funds ....................................................................................................................................... $ 3,872
Interest .............................................................................................................................................................................. 24,067
Total investment income ..............................................................................................................................................................
27,939
Expenses
Advisory fees ................................................................................................................................................................... 1,401
Administrative fees .......................................................................................................................................................... 270
Custodian fees .................................................................................................................................................................. 74
Distribution fees - Class A ............................................................................................................................................... 14
Distribution fees - Class C ............................................................................................................................................... 13
Transfer agent fees - Class A ........................................................................................................................................... 11
Transfer agent fees - Class C ........................................................................................................................................... 3
Transfer agent fees - Class M .......................................................................................................................................... 197
Transfer agent fees - Class R6 ......................................................................................................................................... 1
Transfer agent fees - Class S ............................................................................................................................................ 718
Transfer agent fees - Class Y ........................................................................................................................................... 4
Professional fees .............................................................................................................................................................. 84
Registration fees ............................................................................................................................................................... 122
Shareholder servicing fees - Class C ............................................................................................................................... 4
Trustees’ fees .................................................................................................................................................................... 36
Printing fees ..................................................................................................................................................................... 42
Miscellaneous .................................................................................................................................................................. 31
Expenses before reductions .............................................................................................................................................. 3,025
Expense reductions .......................................................................................................................................................... (495)
Net expenses ................................................................................................................................................................................
2,530
Net investment income (loss) .......................................................................................................................................................
25,409
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (7,911)
Investments in affiliated funds ......................................................................................................................................... (4)
Futures contracts .............................................................................................................................................................. (2,388)
Foreign currency exchange contracts ............................................................................................................................... 407
Foreign currency-related transactions .............................................................................................................................. 180
Net realized gain (loss) ................................................................................................................................................................
(9,716)
Net change in unrealized appreciation (depreciation) on:
Investments   .................................................................................................................................................................... 37,85 7
Investments in affiliated funds ......................................................................................................................................... (26)
Futures contracts .............................................................................................................................................................. 1,273
Foreign currency exchange contracts ............................................................................................................................... (93 9 )
Foreign currency-related transactions .............................................................................................................................. 1 9
Net change in unrealized appreciation (depreciation) ................................................................................................................. 38,18 4
Net realized and unrealized gain (loss) ........................................................................................................................................ 28,46 8
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 53,87 7

Russell Investment Company
Investment Grade Bond Fund
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 449
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
April 30, 2024
(Unaudited)
Fiscal Year Ended
October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 25,409 $ 41,701
Net realized gain (loss) ....................................................................................................................... (9,716) (34,895)
Net change in unrealized appreciation (depreciation) ........................................................................ 38,18 4 (11,733)
Net increase (decrease) in net assets from operations .............................................................................. 53,87 7 (4,927)
Distributions
To shareholders
Class A .......................................................................................................................................... (188) (333)
Class C .......................................................................................................................................... (46) (90)
Class M ......................................................................................................................................... (3,684) (7,330)
Class R6 ........................................................................................................................................ (67) (95)
Class S .......................................................................................................................................... (12,914) (23,636)
Class Y .......................................................................................................................................... (3,520) (1,678)
Net decrease in net assets from distributions ............................................................................................ (20,419) (33,162)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (43,029) 581,875
Total Net Increase (Decrease) in Net Assets ........................................................................
(9,571) 543,786
Net Assets
Beginning of period .................................................................................................................................. 1,053,303 509,517
End of period .............................................................................................................................................
$ 1,043,732 $ 1,053,303

Russell Investment Company
Investment Grade Bond Fund
See accompanying notes which are an integral part of the financial statements.
450 Investment Grade Bond Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2024 and October 31, 2023 were as follows:
2024 (Unaudited) 2023
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 33 $ 587 77 $ 1,416
Proceeds from reinvestment of distributions 10 188 18 332
Payments for shares redeemed (44) (786) (66) (1,203)
Net increase (decrease)
(1) (11) 29 545
Class C
Proceeds from shares sold 10 186 28 516
Proceeds from reinvestment of distributions 3 46 5 90
Payments for shares redeemed (43) (772) (60) (1,090)
Net increase (decrease)
(30) (540) (27) (484)
Class M
Proceeds from shares sold 922 16,718 12,227 220,169
Proceeds from reinvestment of distributions 204 3,684 401 7,328
Payments for shares redeemed (2,836) (51,056) (4,435) (80,435)
Net increase (decrease)
(1,710) (30,654) 8,193 147,062
Class R6
Proceeds from shares sold 32 574 162 2,989
Proceeds from reinvestment of distributions 4 66 5 95
Payments for shares redeemed (25) (448) (30) (567)
Net increase (decrease)
11 192 137 2,517
Class S
Proceeds from shares sold 5,738 102,448 27,760 498,760
Proceeds from reinvestment of distributions 712 12,876 1,289 23,568
Payments for shares redeemed (7,02 9 ) (126,627) (13,577) (247,167)
Net increase (decrease)
(57 9 ) (11,303) 15,472 275,161
Class Y
Proceeds from shares sold 152 2,758 9,649 173,443
Proceeds from reinvestment of distributions 194 3,520 93 1,678
Payments for shares redeemed (383) (6,99 1 ) (1,015) (18,047)
Net increase (decrease)
(37) (71 3 ) 8,727 157,074
Total increase (decrease)
(2,34 6 ) $ (43,0 29 ) 32,531 $ 581,875

See accompanying notes which are an integral part of the financial statements.
452 Investment Grade Bond Fund
Russell Investment Company
Investment Grade Bond Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
April 30, 2024* 17.28 .38 .44 .82 (.30) —
October 31, 2023 17.93 .67 (.78) (.11) (.54) —
October 31, 2022 22.02 .35 (4.07) (3.72) (.29) (.08)
October 31, 2021 22.98 .28 (.20) .08 (.23) (.81)
October 31, 2020 22.16 .39 .98 1.37 (.55) —
October 31, 2019 20.38 .52 1.76 2.28 (.50) —
Class C
April 30, 2024* 17.04 .31 .43 .74 (.23) —
October 31, 2023 17.69 .52 (.77) (.25) (.40) —
October 31, 2022 21.78 .19 (4.02) (3.83) (.18) (.08)
October 31, 2021 22.75 .11 (.19) (.08) (.08) (.81)
October 31, 2020 21.94 .22 .97 1.19 (.38) —
October 31, 2019 20.19 .36 1.73 2.09 (.34) —
Class M
April 30, 2024* 17.28 .41 .44 .85 (.33) —
October 31, 2023 17.93 .74 (.78) (.04) (.61) —
October 31, 2022 21.99 .43 (4.07) (3.64) (.34) (.08)
October 31, 2021 22.95 .36 (.19) .17 (.32) (.81)
October 31, 2020 22.13 .47 .98 1.45 (.63) —
October 31, 2019 20.36 .61 1.74 2.35 (.58) —
Class R6
April 30, 2024* 17.36 .42 .45 .87 (.34) —
October 31, 2023 18.01 .76 (.80) (.04) (.61) —
October 31, 2022 22.08 .43 (4.08) (3.65) (.34) (.08)
October 31, 2021 23.04 .37 (.19) .18 (.33) (.81)
October 31, 2020 22.21 .48 .99 1.47 (.64) —
October 31, 2019 20.43 .61 1.76 2.37 (.59) —
Class S
April 30, 2024* 17.27 .41 .44 .85 (.32) —
October 31, 2023 17.93 .72 (.79) (.07) (.59) —
October 31, 2022 21.99 .40 (4.06) (3.66) (.32) (.08)
October 31, 2021 22.95 .34 (.19) .15 (.30) (.81)
October 31, 2020 22.13 .45 .98 1.43 (.61) —
October 31, 2019 20.36 .58 1.75 2.33 (.56) —
Class Y
April 30, 2024* 17.32 .42 .45 .87 (.34) —
October 31, 2023 17.98 .78 (.82) (.04) (.62) —
October 31, 2022 22.04 .44 (4.07) (3.63) (.35) (.08)
October 31, 2021 23.00 .37 (.19) .18 (.33) (.81)
October 31, 2020 22.17 .49 .99 1.48 (.65) —
October 31, 2019 20.40 .62 1.74 2.36 (.59) —

See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 453
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(ǿ)(±)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(ɯ)
%
Ratio of Expenses
to Average
Net Assets,
Net
(Ƃ)(ɯ)
%
Ratio of Net
Investment Income
to Average
Net Assets
(Ƃ)(ɯ)
%
Portfolio
Turnover Rate
(ǿ)
(.30) 17.80 4.72 11,258 .82 .78 4.21 37
(.54) 17.28 (.76) 10,934 .81 .77 3.65 77
(.37) 17.93 (17.16) 10,828 .84 .77 1.75 60
(1.04) 22.02 .32 6,911 .82 .77 1.24 91
(.55) 22.98 6.27 8,549 .82 .77 1.71 109
(.50) 22.16 11.32 6,209 .80 .76 2.45 68
(.23) 17.55 4.34 3,140 1.57 1.53 3.45 37
(.40) 17.04 (1.50) 3,562 1.56 1.52 2.88 77
(.26) 17.69 (17.78) 4,176 1.58 1.52 .97 60
(.89) 21.78 (.41) 6,041 1.57 1.52 .50 91
(.38) 22.75 5.50 7,641 1.57 1.52 .97 109
(.34) 21.94 10.45 8,294 1.55 1.51 1.72 68
(.33) 17.80 4.92 168,561 .57 .39 4.59 37
(.61) 17.28 (.37) 193,112 .56 .38 4.05 77
(.42) 17.93 (16.84) 53,538 .59 .38 2.13 60
(1.13) 21.99 .72 59,008 .57 .38 1.60 91
(.63) 22.95 6.70 26,564 .57 .38 2.06 109
(.58) 22.13 11.72 15,216 .56 .38 2.85 68
(.34) 17.89 4.97 3,490 .42 .36 4.63 37
(.61) 17.36 (.34) 3,193 .42 .35 4.15 77
(.42) 18.01 (16.80) 852 .44 .35 2.15 60
(1.14) 22.08 .75 1,045 .42 .35 1.65 91
(.64) 23.04 6.75 1,063 .42 .35 2.13 109
(.59) 22.21 11.76 842 .41 .35 2.86 68
(.32) 17.80 4.93 670,835 .57 .49 4.50 37
(.59) 17.27 (.53) 660,950 .56 .48 3.93 77
(.40) 17.93 (16.90) 408,587 .58 .48 1.99 60
(1.11) 21.99 .62 648,787 .57 .48 1.53 91
(.61) 22.95 6.59 703,995 .57 .48 2.02 109
(.56) 22.13 11.61 738,420 .56 .48 2.75 68
(.34) 17.85 4.99 186,448 .37 .33 4.65 37
(.62) 17.32 (.38) 181,552 .38 .33 4.37 77
(.43) 17.98 (16.77) 31,536 .39 .32 2.17 60
(1.14) 22.04 .78 48,672 .37 .32 1.66 91
(.65) 23.00 6.79 43,698 .37 .32 2.17 109
(.59) 22.17 11.75 102,126 .36 .32 2.90 68

Russell Investment Company
Investment Grade Bond Fund
See accompanying notes which are an integral part of the financial statements.
454 Investment Grade Bond Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates as of April 30, 2024 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 2024 with underlying f unds which are, or were, an affiliat-
ed company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2024, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 212,482
Administrative fees 42,585
Distribution fees 4,257
Shareholder servicing fees 648
Transfer agent fees 103,016
Trustee fees 8,978
$ 371,966
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 99,155 $ 315,809 $ 270,963 $ (4) $ (26) $ 143,971 $ 3,872 $ —
U.S. Cash Collateral Fund — 295 159 — — 136 — —
$ 99,155 $ 316,104 $ 271,122 $ (4) $ (26) $ 144,107 $ 3,872 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 1,171,747,239 $ 6,265,699 $ (52,766,930) $ (46,501,231)

Short Duration Bond Fund 455
Russell Investment Company
Short Duration Bond Fund
Shareholder Expense Example — April 30, 2024 (Unaudited)
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2023 to April 30, 2024 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account
values and actual expenses. You may use the information in
this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account
during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and
expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2024 $ 1,031.90 $ 1,020.79
Expenses Paid During Period* $ 4.14 $ 4.12
* Expenses are equal to the Fund's annualized expense ratio of 0.82%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2024 $ 1,028.10 $ 1,017.06
Expenses Paid During Period* $ 7.92 $ 7.87
* Expenses are equal to the Fund's annualized expense ratio of 1.57%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2024 $ 1,033.30 $ 1,022.28
Expenses Paid During Period* $ 2.63 $ 2.61
* Expenses are equal to the Fund's annualized expense ratio of 0.52%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

456 Short Duration Bond Fund
Russell Investment Company
Short Duration Bond Fund
Shareholder Expense Example, continued — April 30, 2024 (Unaudited)
Class R6
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2024 $ 1,033.20 $ 1,022.28
Expenses Paid During Period* $ 2.63 $ 2.61
* Expenses are equal to the Fund's annualized expense ratio of 0.52%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2024 $ 1,033.00 $ 1,022.03
Expenses Paid During Period* $ 2.88 $ 2.87
* Expenses are equal to the Fund's annualized expense ratio of 0.57%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2024 $ 1,033.40 $ 1,022.43
Expenses Paid During Period* $ 2.48 $ 2.46
* Expenses are equal to the Fund's annualized expense ratio of 0.49%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 457
Russell Investment Company
Short Duration Bond Fund
Schedule of Investments — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 83.3%
Asset-Backed Securities - 10.1%
ACE Securities Corp. Home Equity
Loan Trust
Series 2003-OP1 Class M1
2.287% due 12/25/33 (CME Term
SOFR 1 Month + 1.164%)(Ê) 167 164
AEP Texas Restoration Funding LLC
Series 2019-1 Class A1
2.056% due 02/01/27 169 166
American Homes 4 Rent Trust
Series 2015-SFR1 Class A
3.467% due 04/17/45 (Þ) 1,178 1,152
AmeriCredit Automobile Receivables
Trust
Series 2022-2 Class A3
4.380% due 04/18/28 680 674
AMSR Trust
Series 2020-SFR1 Class A
1.819% due 04/17/37 (Þ) 1,698 1,635
Series 2020-SFR2 Class A
1.632% due 07/17/37 (Þ) 1,300 1,236
Series 2020-SFR4 Class A
1.355% due 11/17/37 (Þ) 1,025 959
Series 2020-SFR5 Class A
1.379% due 11/17/37 (Þ) 590 552
Avis Budget Rental Car Funding
(AESOP) LLC
Series 2020-1A Class A
2.330% due 08/20/26 (Þ) 930 896
Series 2022-3A Class A
4.620% due 02/20/27 (Þ) 1,580 1,547
Series 2023-5A Class A
5.780% due 04/20/28 (Þ) 890 890
Bank of America Credit Card Trust
Series 2022-A2 Class A2
5.000% due 04/17/28 200 199
Capital One Multi-Asset Execution
Trust
Series 2021-A1 Class A1
0.550% due 07/15/26 1,210 1,198
Capital One Prime Auto Receivables
Trust
Series 2023-1 Class A2
5.200% due 05/15/26 146 145
Chase Issuance Trust
Series 2023-A1 Class A
5.160% due 09/15/28 1,085 1,078
Enterprise Fleet Financing LLC
Series 2022-1 Class A2
3.030% due 01/20/28 (Þ) 151 149
FirstKey Homes Trust
Series 2020-SFR1 Class A
1.339% due 09/17/25 (Þ) 454 427
Ford Credit Auto Owner Trust
Series 2023-B Class A3
5.230% due 05/15/28 770 767
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
GECU Auto Receivables Trust
Series 2023-1A Class A3
5.630% due 08/15/28 (Þ) 270 269
GoodGreen Trust
Series 2021-1A Class A
2.660% due 10/15/56 (Þ) 161 129
Hertz Vehicle Financing III LLC
Series 2023-4A Class A
6.150% due 03/25/30 (Þ) 815 818
Hertz Vehicle Financing III, LP
Series 2021-2A Class A
1.680% due 12/27/27 (Þ) 2,350 2,113
Series 2021-2A Class B
2.120% due 12/27/27 (Þ) 250 226
Hertz Vehicle Financing LLC
Series 2021-1A Class A
1.210% due 12/26/25 (Þ) 440 431
Series 2022-2A Class A
2.330% due 06/26/28 (Þ) 585 527
Hilton Grand Vacations Trust
Series 2020-AA Class A
2.740% due 02/25/39 (Þ) 120 114
HINNT LLC
Series 2024-A Class A
5.490% due 03/15/43 (Þ) 225 223
Home Partners of America Trust
Series 2020-2 Class A
1.532% due 01/17/41 (Þ) 498 414
Honda Auto Receivables Owner Trust
Series 2023-1 Class A2
5.220% due 10/21/25 370 370
Series 2023-3 Class A2
5.710% due 03/18/26 640 641
Series 2024-1 Class A2
5.360% due 09/15/26 550 549
Hyundai Auto Receivables Trust
Series 2022-C Class A2A
5.350% due 11/17/25 299 299
Series 2023-A Class A3
4.580% due 04/15/27 400 395
Series 2024-A Class A2A
5.290% due 04/15/27 950 948
Invitation Homes Trust
Series 2018-SFR4 Class A
6.208% due 01/17/38 (USD 1 Month
LIBOR + 1.100%)(Ê)(Þ) 938 939
John Deere Owner Trust
Series 2024-A Class A2A
5.190% due 02/16/27 1,125 1,121
JPMorgan Mortgage Acquisition Trust
Series 2007-CH2 Class MV2
0.389% due 01/25/37 (USD 1 Month
LIBOR + 0.300%)(Ê) 250 241
Long Beach Mortgage Loan Trust
Series 2004-5 Class A6

See accompanying notes which are an integral part of the financial statements.
458 Short Duration Bond Fund
Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.669% due 09/25/34 (USD 1 Month
LIBOR + 0.580%)(Ê) 255 250
Lunar Structured Aircraft Portfolio
Notes
Series 2021-1 Class A
2.636% due 10/15/46 (Þ) 197 175
M&T Bank Auto Receivables Trust
Series 2024 -A Class A3
5.220% due 02/17/32 (Þ) 1,315 1,303
M&T Equipment Notes
Series 2023-1A Class A4
5.750% due 07/15/30 (Þ) 280 278
Mercedes-Benz Auto Lease Trust
Series 2023-A Class A4
4.710% due 02/15/29 1,020 1,005
Morgan Stanley ABS Capital I, Inc.
Trust
Series 2004-HE3 Class M1
2.092% due 03/25/34 (CME Term
SOFR 1 Month + 0.969%)(Ê) 120 119
Navient Private Education Refi Loan
Trust
Series 2018-CA Class A2
3.520% due 06/16/42 (Þ) 17 17
Series 2022-BA Class A
4.160% due 10/15/70 (Þ) 190 179
Nelnet Student Loan Trust
Series 2021-A Class A2
1.134% due 04/20/62 (USD 1 Month
LIBOR + 1.030%)(Ê)(Þ) 250 248
Nissan Auto Receivables Owner Trust
Series 2023-A Class A2A
5.340% due 02/17/26 265 265
Series 2023-B Class A2A
5.950% due 05/15/26 1,100 1,103
Series 2023-B Class A2B
5.890% due 05/15/26 (SOFR 30 Day
Average + 0.560%)(Ê) 1,155 1,157
PEAR LLC
Series 2021-1 Class A
2.600% due 01/15/34 (Þ) 311 301
Progress Residential Trust
Series 2020-SFR1 Class A
1.732% due 04/17/37 (Þ) 841 809
Series 2020-SFR3 Class A
1.294% due 10/17/27 (Þ) 317 297
Series 2021-SFR2 Class A
1.546% due 04/19/38 (Þ) 449 414
Series 2021-SFR4 Class A
1.558% due 05/17/38 (Þ) 806 741
Series 2021-SFR5 Class A
1.427% due 07/17/38 (Þ) 183 167
Series 2022-SFR4 Class A
4.438% due 05/17/41 (Þ) 812 771
SFS Auto Receivables Securitization
Trust
Series 2024-1A Class A3
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.950% due 05/21/29 (Þ) 170 168
SLM Student Loan Trust
Series 2006-B Class A5
0.782% due 12/15/39 (CME Term
SOFR 3 Month + 0.532%)(Ê) 191 187
SMB Private Education Loan Trust
Series 2023-B Class A1B
7.130% due 10/16/56 (SOFR 30 Day
Average + 2.150%)(Ê)(Þ) 254 259
Series 2024-A Class A1A
5.240% due 03/15/56 (Þ) 228 222
Towd Point Mortgage Trust
Series 2018-2 Class A1
3.250% due 03/25/58 (~)(Ê)(Þ) 46 44
Toyota Auto Receivables Owner Trust
Series 2022-D Class A3
5.300% due 09/15/27 1,240 1,236
Series 2023-B Class A2A
5.280% due 05/15/26 1,026 1,025
Series 2024-A Class A2A
5.130% due 12/15/26 300 299
Tricon American Homes Trust
Series 2020-SFR2 Class A
1.482% due 11/17/39 (Þ) 1,632 1,418
39,058
Corporate Bonds and Notes - 34.3%
AbbVie, Inc.
3.600% due 05/14/25 330 324
4.800% due 03/15/27 200 198
AEP Texas, Inc.
Series WI
3.950% due 06/01/28 603 565
Air Lease Corp.
5.300% due 02/01/28 60 59
Aircastle, Ltd.
5.250% due 08/11/25 (Þ) 318 314
4.250% due 06/15/26 174 168
2.850% due 01/26/28 (Þ) 231 206
Alaska Airlines Pass-Through Trust
4.800% due 08/15/27 (Þ) 468 453
Alcoa, Inc.
6.750% due 01/15/28 551 569
Allied World Assurance Co. Holdings,
Ltd.
4.350% due 10/29/25 602 587
Ally Financial, Inc.
6.992% due 06/13/29 (SOFR +
3.260%)(Ê) 419 428
Alphabet, Inc.
0.800% due 08/15/27 1,800 1,583
Altria Group, Inc.
4.400% due 02/14/26 360 353
Amazon.com, Inc.
1.000% due 05/12/26 90 83
3.300% due 04/13/27 20 19

See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 459
Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
American Airlines Group, Inc.
8.500% due 05/15/29 (Þ) 90 94
American Express Co.
1.650% due 11/04/26 1,900 1,731
5.645% due 04/23/27 (SOFR +
0.750%)(Ê) 20 20
5.389% due 07/28/27 (SOFR +
0.970%)(Ê) 970 965
5.098% due 02/16/28 (SOFR +
1.000%)(Ê) 455 450
American Honda Finance Corp.
1.200% due 07/08/25 380 361
Aon Corp.
5.150% due 03/01/29 170 168
Apple, Inc.
Series 0002
3.350% due 02/09/27 1,300 1,242
Ares Capital Corp.
3.875% due 01/15/26 482 464
2.875% due 06/15/28 181 159
Asian Development Bank
Series GMTN
1.500% due 01/20/27 160 146
AT&T, Inc.
1.700% due 03/25/26 2,150 2,002
Avery Dennison Corp.
4.875% due 12/06/28 590 574
Bank of America Corp.
2.015% due 02/13/26 (CME Term
SOFR 3 Month + 0.902%)(Ê) 770 747
3.384% due 04/02/26 (SOFR +
1.330%)(Ê) 1,100 1,075
1.197% due 10/24/26 (SOFR +
1.010%)(Ê) 631 589
1.734% due 07/22/27 (SOFR +
0.960%)(Ê) 280 257
Series N
1.658% due 03/11/27 (SOFR +
0.910%)(Ê) 1,505 1,396
Bank of New York Mellon Corp. (The)
4.414% due 07/24/26 (SOFR +
1.345%)(Ê) 1,200 1,182
3.992% due 06/13/28 (SOFR +
1.151%)(Ê) 240 230
BankUnited, Inc.
4.875% due 11/17/25 578 563
Barings BDC, Inc.
Series WI
3.300% due 11/23/26 623 568
Becton Dickinson and Co.
Series WI
6.700% due 12/01/26 175 179
Berry Global, Inc.
Series WI
1.570% due 01/15/26 621 578
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
BlackRock TCP Capital Corp.
2.850% due 02/09/26 574 537
Boeing Co. (The)
4.875% due 05/01/25 80 79
2.196% due 02/04/26 505 471
Bristol-Myers Squibb Co.
0.750% due 11/13/25 290 270
4.950% due 02/20/26 40 40
4.900% due 02/22/27 2,115 2,097
Broadcom, Inc.
1.950% due 02/15/28 (Þ) 705 619
Series WI
3.150% due 11/15/25 322 310
Caesars Entertainment, Inc.
8.125% due 07/01/27 (Þ) 90 91
Capital One Financial Corp.
4.927% due 05/10/28 (SOFR +
2.057%)(Ê) 589 575
Cardinal Health, Inc.
5.125% due 02/15/29 160 157
Cargill, Inc.
4.875% due 10/10/25 (Þ) 1,300 1,290
0.750% due 02/02/26 (Þ) 190 176
Carnival Corp.
10.375% due 05/01/28 (Þ) 80 87
Caterpillar Financial Services Corp.
4.800% due 01/06/26 1,765 1,753
CDW LLC / CDW Finance Corp.
4.250% due 04/01/28 609 574
Centene Corp.
Series WI
4.250% due 12/15/27 60 57
CenterPoint Energy Houston Electric
LLC
5.200% due 10/01/28 200 199
Charles Schwab Corp. (The)
5.875% due 08/24/26 60 61
Charter Communications Operating
LLC / Charter Communications
Operating Capital
Series WI
4.908% due 07/23/25 1,340 1,322
Chevron Corp.
0.687% due 08/12/25 200 189
2.954% due 05/16/26 1,800 1,722
Citigroup, Inc.
0.981% due 05/01/25 (SOFR +
0.669%)(Ê) 400 400
5.500% due 09/13/25 570 569
3.290% due 03/17/26 (SOFR +
1.528%)(Ê) 220 215
3.106% due 04/08/26 (SOFR +
2.842%)(Ê) 740 721
CNH Industrial Capital LLC
1.450% due 07/15/26 765 699
Columbia Pipelines Holding Co. LLC

See accompanying notes which are an integral part of the financial statements.
460 Short Duration Bond Fund
Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.055% due 08/15/26 (Þ) 160 161
6.042% due 08/15/28 (Þ) 785 792
Comerica, Inc.
4.000% due 02/01/29 603 544
Conagra Brands, Inc.
1.375% due 11/01/27 622 538
Concentrix Corp.
6.600% due 08/02/28 445 444
Connecticut Light & Power Co. (The)
4.650% due 01/01/29 90 88
Constellation Brands, Inc.
5.000% due 02/02/26 475 470
Constellation Energy Generation LLC
3.250% due 06/01/25 855 833
5.600% due 03/01/28 191 191
Consumers Energy Co.
4.900% due 02/15/29 665 654
Continental Resources, Inc.
2.268% due 11/15/26 (Þ) 150 138
Corebridge Financial, Inc
Series WI
6.875% due 12/15/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.846%)(Ê) 133 132
CVS Health Corp.
3.875% due 07/20/25 660 646
Devon Energy Corp.
5.850% due 12/15/25 80 80
Series WI
5.250% due 10/15/27 180 178
Diamondback Energy, Inc.
5.200% due 04/18/27 70 69
DISH DBS Corp.
5.250% due 12/01/26 (Þ) 20 16
DR Horton, Inc.
2.600% due 10/15/25 407 389
Edison International
4.700% due 08/15/25 576 567
Eli Lilly & Co.
4.500% due 02/09/29 260 254
Energy Transfer Operating, LP
5.550% due 02/15/28 30 30
Energy Transfer, LP
2.900% due 05/15/25 180 175
4.000% due 10/01/27 607 577
Enterprise Products Operating LLC
3.700% due 02/15/26 240 233
5.375% due 02/15/78 (CME Term
SOFR 3 Month + 2.832%)(Ê) 184 170
EPR Properties Co.
4.750% due 12/15/26 631 605
EQT Corp.
3.125% due 05/15/26 (Þ) 240 227
3.900% due 10/01/27 190 179
5.000% due 01/15/29 10 10
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Equinix, Inc.
1.250% due 07/15/25 220 208
1.550% due 03/15/28 446 383
ERAC USA Finance LLC
4.600% due 05/01/28 (Þ) 375 364
Exxon Mobil Corp.
3.043% due 03/01/26 1,800 1,735
F&G Annuities & Life, Inc.
Series WI
7.400% due 01/13/28 568 584
FactSet Research Systems, Inc.
2.900% due 03/01/27 619 575
Fifth Third Bancorp
6.361% due 10/27/28 (SOFR +
2.192%)(Ê) 538 542
Florida Power & Light Co.
5.050% due 04/01/28 425 423
Ford Motor Credit Co. LLC
5.800% due 03/05/27 445 442
4.950% due 05/28/27 400 386
Fortinet, Inc.
1.000% due 03/15/26 280 257
Franklin BSP Lending Corp.
Series WI
3.250% due 03/30/26 642 600
FS KKR Capital Corp.
3.400% due 01/15/26 534 505
3.250% due 07/15/27 205 184
GA Global Funding Trust
1.625% due 01/15/26 (Þ) 285 265
General Motors Financial Co., Inc.
2.750% due 06/20/25 250 241
6.050% due 10/10/25 560 561
1.250% due 01/08/26 1,350 1,254
Georgia Power Co.
5.004% due 02/23/27 180 178
Georgia-Pacific LLC
0.950% due 05/15/26 (Þ) 170 155
GFL Environmental, Inc.
5.125% due 12/15/26 (Þ) 90 88
GLP Capital, LP / GLP Financing II,
Inc.
5.375% due 04/15/26 90 89
5.750% due 06/01/28 500 494
Goldman Sachs Group, Inc. (The)
3.272% due 09/29/25 (CME Term
SOFR 3 Month + 1.463%)(Ê) 570 564
5.798% due 08/10/26 (SOFR +
1.075%)(Ê) 586 586
4.387% due 06/15/27 (SOFR +
1.510%)(Ê) 220 214
5.727% due 04/25/30 (SOFR +
1.265%)(Ê) 150 150
Series BKNT
5.283% due 03/18/27 (SOFR +
0.777%)(Ê) 20 20

See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 461
Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series VAR
1.093% due 12/09/26 (SOFR +
0.789%)(Ê) 1,650 1,530
Golub Capital BDC, Inc.
2.500% due 08/24/26 610 558
Haleon US Capital LLC
Series WI
3.375% due 03/24/27 1,035 977
Harley-Davidson Financial Services,
Inc.
6.500% due 03/10/28 (Þ) 463 468
HCA, Inc.
5.200% due 06/01/28 585 575
Hexcel Corp.
3.950% due 02/15/27 607 581
Highmark, Inc.
1.450% due 05/10/26 (Þ) 520 473
Highwoods Properties, Inc.
4.125% due 03/15/28 644 596
Home Depot, Inc. (The)
2.875% due 04/15/27 20 19
Humana, Inc.
5.750% due 12/01/28 300 301
Hyundai Capital America
5.950% due 09/21/26 (Þ) 20 20
International Flavors & Fragrances, Inc.
1.230% due 10/01/25 (Þ) 626 586
Jackson National Life Global Funding
3.050% due 04/29/26 (Þ) 650 615
John Deere Capital Corp.
5.150% due 09/08/26 1,725 1,722
Jones Lang LaSalle, Inc.
6.875% due 12/01/28 228 236
JPMorgan Chase & Co.
3.845% due 06/14/25 (SOFR +
0.980%)(Ê) 120 120
2.083% due 04/22/26 (SOFR +
1.850%)(Ê) 150 145
1.040% due 02/04/27 (CME Term
SOFR 3 Month + 0.695%)(Ê) 1,365 1,258
1.578% due 04/22/27 (SOFR +
0.885%)(Ê) 1,065 983
5.040% due 01/23/28 (SOFR +
1.190%)(Ê) 845 833
Juniper Networks, Inc.
1.200% due 12/10/25 581 540
Kenvue, Inc.
Series WI
5.350% due 03/22/26 90 90
5.050% due 03/22/28 30 30
KeyCorp
4.700% due 01/26/26 395 384
2.250% due 04/06/27 606 542
Series BKNT
3.400% due 05/20/26 568 533
Kinder Morgan, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.300% due 06/01/25 340 335
L3Harris Technologies, Inc.
5.400% due 01/15/27 1,245 1,243
Las Vegas Sands Corp.
2.900% due 06/25/25 190 183
3.500% due 08/18/26 454 428
Lehman Brothers Holdings Capital
Trust VII
5.857% due 11/29/49 (Æ)(Ø)(Š) 270 —
Lennox International, Inc.
5.500% due 09/15/28 541 539
LKQ Corp.
Series WI
5.750% due 06/15/28 566 565
Lowe's Cos., Inc.
4.400% due 09/08/25 565 557
Main Street Capital Corp.
3.000% due 07/14/26 661 616
Manufacturers & Traders Trust Co.
4.650% due 01/27/26 549 535
Masco Corp.
1.500% due 02/15/28 720 620
MasTec, Inc.
4.500% due 08/15/28 (Þ) 550 513
Mattel, Inc.
3.375% due 04/01/26 (Þ) 607 578
McDonald's Corp.
3.300% due 07/01/25 270 263
Met Tower Global Funding
1.250% due 09/14/26 (Þ) 985 892
Microsoft Corp.
3.125% due 11/03/25 1,135 1,101
Monongahela Power Co.
3.550% due 05/15/27 (Þ) 440 416
Morgan Stanley
2.188% due 04/28/26 (SOFR +
1.990%)(Ê) 1,160 1,119
4.679% due 07/17/26 (SOFR +
1.669%)(Ê) 1,509 1,489
0.985% due 12/10/26 (SOFR +
0.720%)(Ê) 310 287
5.123% due 02/01/29 (SOFR +
1.730%)(Ê) 330 325
5.656% due 04/18/30 (SOFR +
1.260%)(Ê) 100 100
Morgan Stanley Bank NA
Series BKNT
4.754% due 04/21/26 260 257
Morgan Stanley Direct Lending Fund
Series WI
4.500% due 02/11/27 608 585
MPLX, LP
1.750% due 03/01/26 1,375 1,281
Mutual of Omaha Insurance Co.
5.800% due 07/27/26 (Þ) 435 435
National Fuel Gas Co.

See accompanying notes which are an integral part of the financial statements.
462 Short Duration Bond Fund
Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.500% due 01/15/26 571 567
National Securities Clearing Corp.
0.750% due 12/07/25 (Þ) 340 316
NCL Corp., Ltd.
8.375% due 02/01/28 (Þ) 60 63
8.125% due 01/15/29 (Þ) 30 31
Nestle Holdings, Inc.
5.250% due 03/13/26 (Þ) 1,500 1,499
New York Life Global Funding
6.015% due 04/02/27 (SOFR +
0.670%)(Ê)(Þ) 635 637
NextEra Energy Capital Holdings, Inc.
5.749% due 09/01/25 20 20
NGPL PipeCo LLC
4.875% due 08/15/27 (Þ) 536 517
NiSource, Inc.
0.950% due 08/15/25 435 409
Nissan Motor Acceptance Corp.
2.000% due 03/09/26 (Þ) 150 138
Northwestern Mutual Life Insurance
Co. (The)
0.800% due 01/14/26 (Þ) 570 527
NRG Energy, Inc.
2.000% due 12/02/25 (Þ) 628 588
Oaktree Specialty Lending Corp.
2.700% due 01/15/27 687 617
Occidental Petroleum Corp.
3.400% due 04/15/26 197 188
3.000% due 02/15/27 30 28
Omega Healthcare Investors, Inc.
4.750% due 01/15/28 607 576
Oncor Electric Delivery Co. LLC
Series WI
0.550% due 10/01/25 210 196
ONEOK, Inc.
5.550% due 11/01/26 140 140
5.650% due 11/01/28 90 90
Oracle Corp.
1.650% due 03/25/26 170 158
4.500% due 05/06/28 40 39
Owl Rock Capital Corp.
3.750% due 07/22/25 199 193
4.250% due 01/15/26 345 333
2.875% due 06/11/28 185 162
PACCAR Financial Corp.
3.550% due 08/11/25 2,270 2,219
Pacific Gas and Electric Co.
4.950% due 06/08/25 310 306
3.000% due 06/15/28 656 590
5.550% due 05/15/29 60 59
Pacific Life Global Funding II
1.200% due 06/24/25 (Þ) 500 476
Pennsylvania Electric Co.
5.150% due 03/30/26 (Þ) 525 517
Penske Truck Leasing Co., LP / PTL
Finance Corp.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.200% due 11/15/25 (Þ) 183 170
Philip Morris International, Inc.
0.875% due 05/01/26 70 64
4.750% due 02/12/27 200 197
Piedmont Operating Partnership, LP
9.250% due 07/20/28 138 146
Pioneer Natural Resources Co.
1.125% due 01/15/26 330 306
PNC Financial Services Group, Inc.
(The)
5.812% due 06/12/26 (SOFR +
1.322%)(Ê) 160 160
6.615% due 10/20/27 (SOFR +
1.730%)(Ê) 561 573
5.300% due 01/21/28 (SOFR +
1.342%)(Ê) 1,085 1,076
PPG Industries, Inc.
1.200% due 03/15/26 100 92
Procter & Gamble Co. (The)
2.800% due 03/25/27 1,800 1,696
Prospect Capital Corp.
3.706% due 01/22/26 602 569
Protective Life Global Funding
Series REGS
1.170% due 07/15/25 (Þ) 930 880
Prudential Financial, Inc.
5.700% due 09/15/48 (USD 3 Month
LIBOR + 2.665%)(Ê) 612 594
Radian Group, Inc.
4.875% due 03/15/27 609 586
Raytheon Technologies Corp.
3.950% due 08/16/25 130 127
Regal Rexnord Corp.
6.050% due 02/15/26 (Þ) 534 534
Reliance Steel & Aluminum Co.
1.300% due 08/15/25 613 579
Roche Holding AG
4.790% due 03/08/29 (Þ) 200 197
Royal Caribbean Cruises, Ltd.
5.375% due 07/15/27 (Þ) 100 97
RTX Corp.
5.750% due 11/08/26 430 433
Sabra Health Care, LP
Series WI
5.125% due 08/15/26 522 511
Santander Holdings USA, Inc.
6.499% due 03/09/29 (SOFR +
2.356%)(Ê) 580 584
Sealed Air Corp.
1.573% due 10/15/26 (Þ) 345 310
Sixth Street Specialty Lending, Inc.
6.125% due 03/01/29 261 256
Skyworks Solutions, Inc.
1.800% due 06/01/26 421 388
Solventum Corp.
5.450% due 02/25/27 (Þ) 80 79

See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 463
Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Southern California Edison Co.
5.650% due 10/01/28 290 292
Southern Co. (The)
Series 21-A
3.750% due 09/15/51 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.915%)(Ê) 656 601
Southern Power Co.
0.900% due 01/15/26 685 632
Southwest Airlines Co.
5.250% due 05/04/25 150 149
Southwestern Energy Co.
8.375% due 09/15/28 180 186
State Street Corp.
4.993% due 03/18/27 1,925 1,908
Sun Communities, Inc.
2.300% due 11/01/28 675 580
Synchrony Financial
4.500% due 07/23/25 595 581
Series BKNT
5.400% due 08/22/25 559 552
Synovus Financial Corp.
5.625% due 02/15/28 455 435
System Energy Resources, Inc.
6.000% due 04/15/28 581 584
T-Mobile USA, Inc.
2.250% due 02/15/26 580 547
4.950% due 03/15/28 710 697
4.800% due 07/15/28 583 568
3.375% due 04/15/29 10 9
Toll Brothers Finance Corp.
4.875% due 11/15/25 589 580
Toyota Motor Credit Corp.
3.650% due 08/18/25 1,800 1,760
Transcontinental Gas Pipe Line Co.
LLC
Series WI
7.850% due 02/01/26 20 21
TransDigm, Inc.
6.375% due 03/01/29 (Þ) 90 89
Truist Financial Corp.
4.260% due 07/28/26 (SOFR +
1.456%)(Ê) 571 560
6.047% due 06/08/27 (SOFR +
2.050%)(Ê) 110 111
United Airlines Pass-Through Trust
Series A
4.300% due 08/15/25 119 116
4.000% due 04/11/26 468 450
United Airlines, Inc.
Series 144A
4.375% due 04/15/26 (Þ) 190 183
UnitedHealth Group, Inc.
4.700% due 04/15/29 290 284
Universal Health Services, Inc.
Series WI
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.650% due 09/01/26 638 580
US Bancorp
5.775% due 06/12/29 (SOFR +
2.020%)(Ê) 20 20
Series MTN
2.215% due 01/27/28 (SOFR +
0.730%)(Ê) 30 27
Venture Global LNG, Inc.
9.500% due 02/01/29 (Þ) 80 86
Veralto Corp.
5.500% due 09/18/26 (Þ) 542 539
Verizon Communications, Inc.
4.125% due 03/16/27 80 77
2.100% due 03/22/28 30 27
Viatris, Inc.
Series WI
1.650% due 06/22/25 505 481
Visa, Inc.
3.150% due 12/14/25 180 174
Vistra Operations Co. LLC
3.700% due 01/30/27 (Þ) 190 179
Vontier Corp.
Series WI
1.800% due 04/01/26 115 106
2.400% due 04/01/28 671 586
Walmart, Inc.
3.950% due 09/09/27 1,300 1,259
WarnerMedia Holdings, Inc.
6.412% due 03/15/26 40 40
Series WI
3.755% due 03/15/27 130 122
WEC Energy Group, Inc.
5.600% due 09/12/26 560 561
Wells Fargo & Co.
0.805% due 05/19/25 (SOFR +
0.510%)(Ê) 80 80
2.406% due 10/30/25 (CME Term
SOFR 3 Month + 1.087%)(Ê) 1,420 1,396
4.540% due 08/15/26 (SOFR +
1.560%)(Ê) 598 588
5.707% due 04/22/28 (SOFR +
1.070%)(Ê) 935 936
Western Gas Partners, LP
4.750% due 08/15/28 30 29
Western Midstream Operating, LP
4.650% due 07/01/26 510 498
6.350% due 01/15/29 30 31
XPO, Inc.
6.250% due 06/01/28 (Þ) 573 571
133,214
International Debt - 15.0%
ABN AMRO Bank NV
4.750% due 07/28/25 (Þ) 193 190
4.800% due 04/18/26 (Þ) 516 503
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust

See accompanying notes which are an integral part of the financial statements.
464 Short Duration Bond Fund
Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.100% due 01/15/27 730 736
Ashtead Capital, Inc.
4.375% due 08/15/27 (Þ) 565 538
Atrium XIII
Series 2024-13A Class AR
6.476% due 11/21/30 (CME Term
SOFR 3 Month + 1.150%)(Ê)(Þ) 611 612
Australia & New Zealand Banking
Group, Ltd.
2.950% due 07/22/30 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.288%)(Ê)(Þ) 617 593
BAE Systems PLC
5.000% due 03/26/27 (Þ) 850 838
Ballyrock CLO, Ltd.
Series 2024-2A Class A1RR
6.719% due 02/20/36 (CME Term
SOFR 3 Month + 1.400%)(Ê)(Þ) 100 101
Banco Santander SA
4.175% due 03/24/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.000%)(Ê) 200 190
5.588% due 08/08/28 539 536
Bank of Montreal
3.700% due 06/07/25 605 593
5.266% due 12/11/26 485 482
Bank of Nova Scotia (The)
4.500% due 12/16/25 576 563
4.750% due 02/02/26 450 444
1.050% due 03/02/26 360 332
Barclays PLC
5.304% due 08/09/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.300%)(Ê) 990 981
4.836% due 05/09/28 610 582
Barings Private Credit Corp CLO
Series 2023-1A Class A1
7.729% due 07/15/31 (CME Term
SOFR 3 Month + 2.400%)(Ê)(Þ) 105 105
BAT Capital Corp.
3.215% due 09/06/26 160 151
BAT International Finance PLC
1.668% due 03/25/26 630 585
Bayer US Finance II LLC
5.500% due 08/15/25 (Þ) 542 537
BCRED MML CLO LLC
Series 2021-1A Class A
7.070% due 01/15/35 (USD 3 Month
LIBOR + 1.480%)(Ê)(Þ) 200 199
BDS, Ltd.
Series 2021-FL8 Class A
1.020% due 01/18/36 (USD 1 Month
LIBOR + 0.920%)(Ê)(Þ) 98 97
Black Diamond CLO, Ltd.
Series 2021-1A Class A1AR
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.309% due 04/24/29 (USD 3 Month
LIBOR + 1.050%)(Ê)(Þ) 44 44
BNP Paribas SA
4.375% due 09/28/25 (Þ) 556 543
Canadian Imperial Bank of Commerce
0.950% due 10/23/25 210 196
5.615% due 07/17/26 1,740 1,742
Carlyle Global Market Strategies CLO,
Ltd.
Series 2024-2A Class A1R
6.479% due 10/15/31 (CME Term
SOFR 3 Month + 1.150%)(Ê)(Þ) 563 564
CarVal CLO VII-C, Ltd.
Series 2023-1A Class A1
7.525% due 01/20/35 (CME Term
SOFR 3 Month + 2.200%)(Ê)(Þ) 180 181
Cedar Funding V CLO, Ltd.
Series 2020-5A Class AFRR
1.937% due 07/17/31 (Þ) 283 270
Cencosud SA
4.375% due 07/17/27 (Þ) 584 554
Columbia Cent CLO 32, Ltd.
Series 2024-32A Class A1R
6.773% due 07/24/34 (CME Term
SOFR 3 Month + 1.450%)(Ê)(Þ) 190 191
Cooperatieve Rabobank UA
3.649% due 04/06/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.220%)(Ê)(Þ) 450 424
Credit Agricole SA
1.247% due 01/26/27 (SOFR +
0.892%)(Ê)(Þ) 568 525
4.000% due 01/10/33 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 1.644%)(Ê)
(Þ) 521 479
Daimler Finance NA LLC
1.450% due 03/02/26 (Þ) 210 195
Danske Bank A/S
1.621% due 09/11/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.350%)(Ê)(Þ) 612 577
Deutsche Bank AG
2.129% due 11/24/26 (SOFR +
1.870%)(Ê) 621 584
DNB Bank ASA
1.127% due 09/16/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.850%)(Ê)(Þ) 412 386
5.896% due 10/09/26 (SOFR +
1.950%)(Ê)(Þ) 155 155
Dryden Senior Loan Fund
Series 2018-55A Class A1
1.146% due 04/15/31 (USD 3 Month
LIBOR + 1.020%)(Ê)(Þ) 227 227
Series 2018-64A Class A

See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 465
Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.092% due 04/18/31 (USD 3 Month
LIBOR + 0.970%)(Ê) 8 8
Series 2021-87A Class A1
6.729% due 05/20/34 (CME Term
SOFR 3 Month + 1.362%)(Ê)(Þ) 200 200
Series 2022-80A Class BR
2.596% due 01/17/33 (CME Term
SOFR 3 Month + 1.750%)(Ê)(Þ) 270 269
Element Fleet Management Corp.
6.271% due 06/26/26 (Þ) 604 607
Elmwood CLO I, Ltd.
Series 2024-1A Class A1RR
9.138% due 04/20/37 (CME Term
SOFR 3 Month + 1.520%)(Ê)(Þ) 130 131
Emera US Finance, LP
Series WI
3.550% due 06/15/26 640 610
Enbridge, Inc.
7.375% due 01/15/83 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.708%)(Ê) 618 606
Enel Finance International NV
3.500% due 04/06/28 (Þ) 584 541
Engie SA
5.250% due 04/10/29 (Þ) 200 197
Equinor ASA
3.000% due 04/06/27 475 447
Fairfax Financial Holdings, Ltd.
Series WI
4.850% due 04/17/28 528 513
First Quantum Minerals, Ltd.
9.375% due 03/01/29 (Þ) 200 207
Glencore Funding LLC
4.000% due 03/27/27 (Þ) 100 96
Goldentree Loan Management, LP
Series 2024-4A Class ARR
6.473% due 04/24/31 (CME Term
SOFR 3 Month + 1.150%)(Ê)(Þ) 250 251
Great-West Lifeco U.S. Finance 2020,
LP
0.904% due 08/12/25 (Þ) 250 235
Greywolf CLO VI, Ltd.
Series 2018-1A Class A2
1.806% due 04/26/31 (USD 3 Month
LIBOR + 1.630%)(Ê)(Þ) 250 249
Halsey Point CLO I, Ltd.
Series 2019-1A Class A1A1
1.538% due 01/20/33 (USD 3 Month
LIBOR + 1.350%)(Ê)(Þ) 250 250
Hildene Community Funding CDO,
Ltd.
Series 2021-1A Class ARR
2.600% due 11/01/35 (Þ) 252 209
HSBC Holdings PLC
1.645% due 04/18/26 (SOFR +
1.538%)(Ê) 270 259
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.589% due 05/24/27 (SOFR +
1.290%)(Ê) 638 585
5.887% due 08/14/27 (SOFR +
1.570%)(Ê) 685 686
ICICI Bank, Ltd.
4.000% due 03/18/26 (Þ) 597 578
Imperial Tobacco Finance PLC
4.250% due 07/21/25 (Þ) 578 566
ING Groep NV
4.017% due 03/28/28 (SOFR +
1.830%)(Ê) 270 257
Series VAR
1.726% due 04/01/27 (SOFR +
1.005%)(Ê) 584 540
InRetail Consumer
3.250% due 03/22/28 (Þ) 513 457
Intesa Sanpaolo SpA
7.000% due 11/21/25 (Þ) 545 552
Inversiones CMPC SA
4.375% due 04/04/27 (Þ) 230 219
Israel Government International Bond
5.375% due 03/12/29 200 196
LG Energy Solution, Ltd.
5.625% due 09/25/26 (Þ) 542 538
Lloyds Banking Group PLC
Series WI
4.582% due 12/10/25 599 585
Magnetite XIV-R, Ltd.
Series 2018-14RA Class A2
1.254% due 10/18/31 (USD 3 Month
LIBOR + 1.120%)(Ê)(Þ) 298 298
Manulife Financial Corp.
4.061% due 02/24/32 (USD ICE
Swap Rate NY 5 Year Rate +
1.647%)(Ê) 632 598
MEGlobal BV
4.250% due 11/03/26 (Þ) 260 248
MF1, Ltd.
Series 2021-FL7 Class A
1.175% due 10/18/36 (USD 1 Month
LIBOR + 1.080%)(Ê)(Þ) 227 226
Mitsubishi UFJ Financial Group, Inc.
1.412% due 07/17/25 250 238
Mountain View CLO XVI, Ltd.
Series 2024-1A Class A1R
6.789% due 04/15/34 (CME Term
SOFR 3 Month + 1.460%)(Ê)(Þ) 100 100
National Australia Bank, Ltd.
4.966% due 01/12/26 460 457
NatWest Group PLC
1.642% due 06/14/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.900%)(Ê) 639 586
Nissan Motor Co., Ltd.
3.522% due 09/17/25 (Þ) 743 716
Nomura Holdings, Inc.

See accompanying notes which are an integral part of the financial statements.
466 Short Duration Bond Fund
Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.851% due 07/16/25 620 590
Nordea Bank Abp
0.750% due 08/28/25 (Þ) 270 254
NTT Finance Corp.
1.162% due 04/03/26 (Þ) 350 322
nVent Finance SARL
Series WI
4.550% due 04/15/28 534 515
Octagon Investment Partners 28, Ltd.
Series 2024-1A Class XRR
1.000% due 04/24/37 (CME Term
SOFR 3 Month + 1.300%)(Ê)(Þ) 460 460
Octagon Investment Partners 39, Ltd.
Series 2024-3A Class AR
6.475% due 10/20/30 (CME Term
SOFR 3 Month + 1.150%)(Ê)(Þ) 592 593
Octagon Investment Partners XIV, Ltd.
Series 2021-1A Class AARR
6.606% due 07/15/29 (CME Term
SOFR 3 Month + 1.212%)(Ê)(Þ) 143 143
Oversea-Chinese Banking Corp., Ltd.
1.832% due 09/10/30 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.580%)(Ê)(Þ) 590 558
OZLM Funding II, Ltd.
Series 2024-2A Class A1A2
6.530% due 07/30/31 (CME Term
SOFR 3 Month + 1.200%)(Ê)(Þ) 878 881
OZLM XXI Ltd
Series 2024-21A Class A1R
6.475% due 01/20/31 (CME Term
SOFR 3 Month + 1.150%)(Ê)(Þ) 1,381 1,381
Palmer Square Loan Funding, Ltd.
Series 2024-3A Class A1AR
6.429% due 04/15/31 (CME Term
SOFR 3 Month + 1.100%)(Ê)(Þ) 610 610
Parliament Funding II, Ltd.
Series 2021-1A Class AR
6.836% due 10/20/31 (USD 3 Month
LIBOR + 1.250%)(Ê)(Þ) 217 216
Perusahaan Perseroan (Persero) PT
Perusahaan Listrik Negara
5.450% due 05/21/28 (Þ) 220 216
Prosus NV
3.257% due 01/19/27 (Þ) 647 595
3.061% due 07/13/31 (Þ) 240 192
QazaqGaz NC JSC
4.375% due 09/26/27 (Þ) 240 224
Rogers Communications, Inc.
3.625% due 12/15/25 554 534
Royal Bank of Canada
1.200% due 04/27/26 1,800 1,656
Sands China, Ltd.
Series WI
2.800% due 03/08/27 200 180
Santander UK Group Holdings PLC
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.532% due 08/21/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.250%)(Ê) 622 586
Sigma Alimentos SA de CV
4.125% due 05/02/26 (Þ) 599 580
SK Hynix, Inc.
6.250% due 01/17/26 (Þ) 519 521
Skandinaviska Enskilda Banken AB
0.850% due 09/02/25 (Þ) 270 254
Societe Generale SA
4.750% due 11/24/25 (Þ) 422 412
1.488% due 12/14/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.100%)(Ê)(Þ) 193 179
Standard Chartered PLC
1.456% due 01/14/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.000%)(Ê)(Þ) 655 607
Sumitomo Mitsui Financial Group, Inc.
1.402% due 09/17/26 340 309
Suncor Energy, Inc.
7.875% due 06/15/26 489 509
Suzano International Finance BV
5.500% due 01/17/27 220 217
TCI-Flatiron CLO, Ltd.
Series 2022-1A Class AR3
1.270% due 01/17/32 (CME Term
SOFR 3 Month + 1.100%)(Ê)(Þ) 176 176
Teva Pharmaceutical Finance
Netherlands III BV
3.150% due 10/01/26 350 324
TIAA CLO I, Ltd.
Series 2024-1A Class ARR
6.575% due 07/20/31 (CME Term
SOFR 3 Month + 1.250%)(Ê)(Þ) 1,380 1,381
Toronto-Dominion Bank (The)
0.750% due 09/11/25 290 272
8.125% due 10/31/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.075%)(Ê) 460 473
Toyota Motor Credit Corp.
1.339% due 03/25/26 60 56
TransCanada Trust
Series 16-A
5.875% due 08/15/76 (USD 3 Month
LIBOR + 4.640%)(Ê) 627 601
Transportadora de Gas Internacional
SA ESP
5.550% due 11/01/28 (Þ) 484 471
TSMC Arizona Corp.
1.750% due 10/25/26 200 183
UBS Group AG
4.125% due 09/24/25 (Þ) 340 332
4.488% due 05/12/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.550%)(Ê)(Þ) 365 359

See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 467
Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.711% due 01/12/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.550%)(Ê)(Þ) 579 577
UniCredit SpA
1.982% due 06/03/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.200%)(Ê)(Þ) 635 585
Unilever Capital Corp.
3.100% due 07/30/25 1,800 1,754
Vale Overseas, Ltd.
6.250% due 08/10/26 270 273
Valley Stream Park CLO, Ltd.
Series 2023-1A Class DR
9.475% due 10/20/34 (CME Term
SOFR 3 Month + 4.150%)(Ê)(Þ) 110 111
Var Energi ASA
5.000% due 05/18/27 (Þ) 194 187
7.500% due 01/15/28 (Þ) 201 210
Voya CLO, Ltd.
Series 2024-3A Class A1R2
1.000% due 10/15/31 (CME Term
SOFR 3 Month + 1.200%)(Ê)(Þ) 210 210
Weir Group PLC (The)
2.200% due 05/13/26 (Þ) 659 609
Whitebox CLO I, Ltd.
Series 2021-1A Class ANAR
6.715% due 07/24/32 (USD 3 Month
LIBOR + 1.130%)(Ê)(Þ) 390 390
Whitebox CLO III, Ltd.
Series 2021-3A Class A1
6.790% due 10/15/34 (CME Term
SOFR 3 Month + 1.482%)(Ê)(Þ) 250 251
Yara International ASA
4.750% due 06/01/28 (Þ) 593 566
58,081
Loan Agreements - 0.3%
APi Group DE, Inc. 2023 Term Loan
7.680% due 10/01/26 (USD 1 Month
LIBOR + 2.250%)(Ê) 77 77
Asurion LLC 2021 Term Loan B9
8.680% due 07/31/27 (USD 1 Month
LIBOR + 3.250%)(Ê) 127 123
Charter Communications Operating
LLC / Charter Communications
Operating Capital Term Loan B4
7.302% due 12/09/30 (USD 3 Month
LIBOR  + 2.000%)(Ê) 127 125
Charter Communications Operating
LLC Term Loan B2
7.052% due 02/01/27 (USD 1 Month
LIBOR + 1.750%)(Ê) 127 127
Hudson River Trading LLC 2021 Term
Loan
8.433% due 03/18/28 (USD 1 Month
LIBOR + 3.000%)(Ê) 127 127
Nexstar Broadcasting, Inc. Term Loan
B4
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.930% due 09/19/26 (USD 1 Month
LIBOR + 2.500%)(Ê) 77 77
Rent-A-Center, Inc. 1st Lien Term
Loan B
8.680% due 02/17/28 (USD 1 Month
LIBOR + 3.250%)(Ê) 121 121
Setanta Aircraft Leasing DAC Term
Loan B
7.564% due 11/02/28 (USD 3 Month
LIBOR  + 2.000%)(Ê) 130 130
VFH Parent LLC 2022 Term Loan B
8.416% due 01/13/29 (USD 1 Month
LIBOR + 3.000%)(Ê) 125 125
Virgin Media Secured Finance PLC
Term Loan
7.935% due 01/31/28 (USD 1 Month
LIBOR + 2.500%)(Ê) 130 127
1,159
Mortgage-Backed Securities - 11.5%
2023-MIC Trust (The)
Series 2023-MIC Class A
8.437% due 11/05/28 (~)(Ê)(Þ) 220 233
Arbor Multifamily Mortgage Securities
Trust
Series 2021-MF3 Class A1
1.075% due 10/15/54 (Þ) 213 199
Series 2021-MF3 Class A2
2.213% due 10/15/54 (Þ) 345 306
AREIT, Inc.
Series 2021-CRE5 Class A
1.180% due 07/17/26 (USD 1 Month
LIBOR + 1.080%)(Ê)(Þ) 124 123
Avenue of Americas
Series 2021-1177 Class A
0.965% due 10/15/36 (USD 1 Month
LIBOR + 0.874%)(Ê)(Þ) 310 291
Bank Commercial Mortgage Pass-
Through Certificates
Series 2020-BN26 Class A1
1.388% due 03/15/63 8 8
Series 2020-BN29 Class A1
0.549% due 11/15/53 482 460
Series 2021-BN36 Class A5
2.470% due 09/15/64 100 81
BBCMS Mortgage Trust
Series 2021-C11 Class A1
0.752% due 09/15/54 317 298
Series 2023 C19 Class A1
5.698% due 04/15/56 220 219
Series 2023-C20 Class A1
5.862% due 07/15/56 222 221
Benchmark Mortgage Trust
Series 2020-B17 Class A1
1.282% due 03/15/53 60 58
Series 2020-B21 Class A1
0.537% due 12/17/53 104 101
Series 2020-B22 Class A1

See accompanying notes which are an integral part of the financial statements.
468 Short Duration Bond Fund
Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.509% due 01/15/54 651 618
Series 2021-B27 Class XA
Interest Only STRIPS
1.274% due 07/15/54 (~)(Ê) 4,143 239
Series 2021-B28 Class A1
0.597% due 08/15/54 (~)(Ê) 372 348
Series 2023-B39 Class A1
6.035% due 07/15/55 219 219
Series 2023-V3 Class A1
5.957% due 07/15/56 158 158
BMO Mortgage Trust
Series 2023-C5 Class A1
5.740% due 06/15/56 258 256
BPR Trust
Series 2021-TY Class C
1.800% due 09/15/38 (USD 1 Month
LIBOR + 1.700%)(Ê)(Þ) 250 244
BRAVO Residential Funding Trust
Series 2024-NQM1 Class A1
5.943% due 12/01/63 (~)(Ê)(Þ) 1,484 1,475
BX Commercial Mortgage Trust
Series 2020-VIVA Class E
3.667% due 03/11/44 (~)(Ê)(Þ) 250 203
Series 2021-XL2 Class D
1.497% due 10/15/36 (USD 1 Month
LIBOR + 1.397%)(Ê)(Þ) 230 228
Series 2022-LP2 Class A
1.063% due 02/15/39 (CME Term
SOFR 1 Month + 1.013%)(Ê)(Þ) 191 190
Series 2023-XL3 Class A
7.121% due 12/09/40 (CME Term
SOFR 1 Month + 1.761%)(Ê)(Þ) 1,060 1,067
Series 2024-XL4 Class A
6.442% due 02/15/39 (CME Term
SOFR 1 Month + 1.442%)(Ê)(Þ) 600 600
Series 2024-XL5 Class A
6.692% due 03/15/39 (CME Term
SOFR 1 Month + 1.392%)(Ê)(Þ) 546 545
BX Trust
Series 2019-OC11 Class A
3.202% due 12/09/41 (Þ) 270 235
Series 2021-ARIA Class A
0.979% due 10/15/36 (USD 1 Month
LIBOR + 0.899%)(Ê)(Þ) 310 306
Series 2021-BXMF Class A
6.083% due 10/15/26 (CME Term
SOFR 1 Month + 0.750%)(Ê)(Þ) 291 288
Series 2022-LBA6 Class A
1.058% due 01/15/39 (SOFR 30 Day
Average + 1.000%)(Ê)(Þ) 250 248
Series 2022-PSB Class A
4.951% due 08/15/39 (CME Term
SOFR 1 Month + 2.451%)(Ê)(Þ) 131 131
BXMT, Ltd.
Series 2021-FL4 Class A
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.170% due 05/15/38 (USD 1 Month
LIBOR + 1.050%)(Ê)(Þ) 318 302
Citigroup Commercial Mortgage Trust
Series 2016-P4 Class A3
2.646% due 07/10/49 840 789
Series 2020-GC46 Class A1
1.846% due 02/15/53 44 43
COLT Mortgage Loan Trust
Series 2022-2 Class A1
2.994% due 02/25/67 (~)(Ê)(Þ) 90 80
Series 2024-1 Class A1
5.835% due 02/25/69 (~)(Ê)(Þ) 1,430 1,417
Series 2024-2 Class A1
6.125% due 04/25/69 (~)(Ê)(Þ) 1,745 1,736
Series 2024-INV1 Class A1
5.903% due 12/25/68 (~)(Ê)(Þ) 874 867
Series 2024-INV2 Class A1
6.421% due 05/25/69 (~)(Ê)(Þ) 1,280 1,280
Commercial Mortgage Trust
Series 2014-CR20 Class ASB
3.305% due 11/10/47 17 17
Series 2015-CR22 Class ASB
3.144% due 03/10/48 31 31
Series 2015-LC23 Class ASB
3.598% due 10/10/48 15 15
Series 2020-CBM Class A2
2.896% due 02/10/37 (Þ) 310 300
Series 2021-PF1 Class A1
1.122% due 11/15/54 492 462
Credit Suisse Mortgage Trust
Series 2020-RPL4 Class A1
2.000% due 01/25/60 (~)(Ê)(Þ) 178 153
Series 2021-NQM6 Class A3
1.585% due 07/25/66 (~)(Ê)(Þ) 161 127
CSAIL Commercial Mortgage Trust
Series 2015-C3 Class ASB
3.448% due 08/15/48 27 26
Series 2016-C7 Class ASB
3.314% due 11/15/49 95 93
Series 2020-C19 Class A1
1.296% due 03/15/53 74 73
Ellington Financial Mortgage Trust
Series 2022-1 Class A1
2.206% due 02/25/26 (~)(Ê)(Þ) 136 113
ELP Commercial Mortgage Trust
Series 2021-ELP Class D
1.619% due 11/15/36 (USD 1 Month
LIBOR + 1.518%)(Ê)(Þ) 250 246
Extended Stay America Trust
Series 2021-ESH Class C
7.147% due 07/15/38 (CME Term
SOFR 1 Month + 1.814%)(Ê)(Þ) 219 219
Fannie Mae
4.500% due 2025 13 13
2.280% due 2026 280 260

See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 469
Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.000% due 2033 587 547
3.000% due 2034 83 78
3.000% due 2040 1,296 1,130
5.500% due 2052 252 245
5.000% due 2053 1,352 1,282
30 Year TBA(Ï)
5.500% 400 388
Fannie Mae REMICS
Series 2007-73 Class A1
0.236% due 07/25/37 (USD 1 Month
LIBOR + 0.060%)(Ê) 7 7
Freddie Mac
3.268% due 2049 (USD 12 Month
LIBOR + 1.629%)(Ê) 731 680
2.551% due 2052 (SOFR 30 Day
Average + 2.380%)(Ê) 1,361 1,216
6.000% due 2053 188 187
Freddie Mac Structured Agency Credit
Risk Debt Notes
Series 2021-DNA5 Class M2
1.700% due 01/25/34 (SOFR 30 Day
Average + 1.650%)(Ê)(Þ) 142 143
Series 2022-DNA2 Class M1A
1.349% due 02/25/42 (SOFR 30 Day
Average + 1.300%)(Ê)(Þ) 39 39
Series 2022-DNA2 Class M1B
2.449% due 02/25/42 (SOFR 30 Day
Average + 2.400%)(Ê)(Þ) 100 102
GCAT Trust
Series 2024-INV1 Class 1A2
5.500% due 01/25/54 (~)(Ê)(Þ) 186 179
Ginnie Mae II
5.500% due 2053 98 96
30 Year TBA(Ï)
5.500% 100 98
Ginnie Mae REMICS
Series 2016-H11 Class HA
2.500% due 01/20/66 580 562
Series 2017-H03 Class NA
3.125% due 10/20/66 635 609
Series 2017-H23 Class MA
3.000% due 11/20/67 198 187
Series 2021-H15 Class HB
1.250% due 09/20/65 228 219
Series 2022-H17 Class DF
5.359% due 07/20/72 (SOFR 30 Day
Average + 0.800%)(Ê) 607 601
GS Mortgage Securities Trust
Series 2023-PJ4 Class A15
6.000% due 01/25/54 (~)(Ê)(Þ) 372 368
Hawaii Hotel Trust
Series 2019-MAUI Class F
2.935% due 05/15/38 (USD 1 Month
LIBOR + 2.750%)(Ê)(Þ) 250 248
JPMorgan Chase Commercial Mortgage
Securities Trust
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-JP5 Class ASB
3.549% due 03/15/50 237 230
Series 2017-JP7 Class A3
3.379% due 09/15/50 650 630
JPMorgan Mortgage Trust
Series 2023-4 Class 1A4A
5.500% due 11/25/53 (~)(Ê)(Þ) 725 710
Series 2023-8 Class A4
6.000% due 02/25/54 (~)(Ê)(Þ) 675 666
Series 2024-1 Class A6
6.000% due 06/25/54 (~)(Ê)(Þ) 1,200 1,188
Series 2024-2 Class A6A
6.000% due 08/25/54 (~)(Ê)(Þ) 819 814
Legacy Mortgage Asset Trust
Series 2020-RPL1 Class A1
3.000% due 09/25/59 (~)(Ê)(Þ) 141 131
Morgan Stanley Bank of America
Merrill Lynch Trust
Series 2015-C23 Class A3
3.451% due 07/15/50 459 448
Series 2015-C25 Class A3
3.280% due 10/15/48 247 242
Series 2016-C32 Class ASB
3.514% due 12/15/49 180 175
Morgan Stanley Capital I Trust
Series 2021-L5 Class A1
0.785% due 04/15/26 257 243
Series 2021-L7 Class A1
0.881% due 08/15/26 761 714
MSWF Commercial Mortgage Trust
Series 2023-1 Class A1
5.539% due 01/15/28 161 160
New Residential Mortgage Loan Trust
Series 2022-NQM2 Class A1
3.079% due 03/27/62 (~)(Ê)(Þ) 197 175
NYO Commercial Mortgage Trust
Series 2021-1290 Class D
2.625% due 11/15/38 (USD 1 Month
LIBOR + 2.545%)(Ê)(Þ) 310 233
OBX Trust
Series 2022-NQM1 Class A1
2.305% due 11/25/61 (~)(Ê)(Þ) 190 161
Onslow Bay Financial LLC
Series 2023-NQM1 Class A1
5.928% due 11/25/63 (~)(Ê)(Þ) 1,571 1,556
Series 2024-NQM4 Class A1
6.067% due 01/25/64 (~)(Ê)(Þ) 636 633
Premier Global Infrastructure Trust PLC
Series 2021-PORT Class A
0.584% due 10/15/36 (USD 1 Month
LIBOR + 0.484%)(Ê)(Þ) 150 148
Sequoia Mortgage Trust
Series 2023-3 Class A4
6.000% due 09/25/53 (~)(Ê)(Þ) 570 565
Series 2024-2 Class A4

See accompanying notes which are an integral part of the financial statements.
470 Short Duration Bond Fund
Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.000% due 12/25/53 (~)(Ê)(Þ) 812 804
SG Capital Partners LLC
Series 2022-1 Class A1
3.166% due 03/27/62 (~)(Ê)(Þ) 206 184
SREIT Trust
Series 2021-MFP Class A
0.831% due 11/15/38 (USD 1 Month
LIBOR + 0.731%)(Ê)(Þ) 297 295
Starwood Real Estate Income Trust
Series 2021-FLWR Class E
2.024% due 07/15/36 (USD 1 Month
LIBOR + 1.924%)(Ê)(Þ) 250 247
STWD Trust
Series 2021-MFP2 Class A
0.922% due 11/15/36 (USD 1 Month
LIBOR + 0.822%)(Ê)(Þ) 270 268
Towd Point Mortgage Trust
Series 2021-SJ1 Class A1
2.250% due 07/25/68 (~)(Ê)(Þ) 391 365
Series 2021-SJ2 Class A1A
2.250% due 03/25/59 (~)(Ê)(Þ) 279 262
UBS Commercial Mortgage Trust
Series 2017-C2 Class ASB
3.264% due 08/15/50 550 529
Verus Securitization Trust
Series 2023-INV3 Class A1
6.876% due 11/25/68 (~)(Ê)(Þ) 688 692
Series 2024-1 Class A1
5.712% due 01/25/69 (~)(Ê)(Þ) 785 776
Series 2024-2 Class A1
6.095% due 02/25/69 (Þ) 840 834
Wells Fargo Commercial Mortgage
Trust
Series 2015-C28 Class A3
3.290% due 05/15/48 634 620
Series 2015-NXS2 Class ASB
3.461% due 07/15/58 40 40
Series 2016-C35 Class A3
2.674% due 07/15/48 822 776
Series 2020-C57 Class A1
0.903% due 08/15/53 73 70
44,653
Municipal Bonds - 0.1%
Taxable Municipal Funding Trust
Revenue Bonds
0.530% due 09/01/30 (~)(Ê)(Þ) 345 345
United States Government Agencies - 0.6%
Federal Home Loan Banks
5.500% due 09/17/25 1,400 1,401
5.875% due 12/18/28 800 798
Tennessee Valley Authority
0.750% due 05/15/25 370 353
2,552
United States Government Treasuries - 11.4%
United States Treasury Notes
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.000% due 08/31/25 3,700 3,690
5.000% due 10/31/25 3,210 3,202
0.750% due 03/31/26 9,569 8,826
4.625% due 11/15/26 30 30
1.250% due 11/30/26 190 173
4.500% due 04/15/27 20,325 20,119
2.750% due 07/31/27 1,130 1,059
4.125% due 10/31/27 1,480 1,446
3.625% due 05/31/28 590 565
4.375% due 11/30/28 5,095 5,018
3.875% due 08/15/33 10 9
44,137
Total Long-Term Investments
(cost $327,649) 323,199
Options Purchased - 0.0%
(Number of Contracts)
Three Month SOFR
Futures
Bank of Montreal Dec 2024 95.50
Put (11) USD 2,626 (ÿ) 18
Total Options Purchased
(cost $10) 18
Short-Term Investments - 18.9%
AbbVie, Inc.
Series WI
2.600% due 11/21/24 440 433
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
1.650% due 10/29/24 290 284
3.500% due 01/15/25 360 354
Series 3NC1
1.750% due 10/29/24 360 353
American Express Co.
2.500% due 07/30/24 260 258
American Honda Finance Corp.
1.500% due 01/13/25 500 486
Amgen, Inc.
1.900% due 02/21/25 250 242
Anglo American Capital PLC
3.625% due 09/11/24 (Þ) 740 733
Bank of Montreal
2.500% due 06/28/24 1,670 1,662
Bank of Nova Scotia (The)
0.650% due 07/31/24 1,380 1,363
3.450% due 04/11/25 60 59
Barton Capital SA
5.635% due 07/02/24 (ž) 1,800 1,783
Cargill, Inc.

See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 471
Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.500% due 04/22/25 (Þ) 370 363
Cigna Corp.
3.250% due 04/15/25 520 508
Credit Agricole SA
3.250% due 10/04/24 (Þ) 1,400 1,385
Credit Suisse AG
7.950% due 01/09/25 250 253
Devon Energy Corp.
Series WI
5.250% due 09/15/24 180 180
DR Horton, Inc.
2.500% due 10/15/24 140 138
Edison International
4.950% due 04/15/25 190 188
Elevance Health, Inc.
3.500% due 08/15/24 395 392
Enterprise Products Operating LLC
3.750% due 02/15/25 600 592
EOG Resources, Inc.
3.150% due 04/01/25 230 225
Equinor ASA
2.875% due 04/06/25 580 567
Exxon Mobil Corp.
2.992% due 03/19/25 360 353
Federal Farm Credit Banks Funding
Corp.
3.375% due 08/26/24 120 119
0.710% due 04/21/25 1,900 1,818
Federal Home Loan Bank Discount
Notes
5.500% due 05/01/24 (ž) 1,000 1,000
5.494% due 08/14/24 (ž) 390 384
Federal Home Loan Banks
0.430% due 06/17/24 1,500 1,490
General Mills, Inc.
4.000% due 04/17/25 1,800 1,772
Home Depot, Inc. (The)
2.700% due 04/15/25 70 68
Honeywell International, Inc.
2.300% due 08/15/24 1,400 1,387
Humana, Inc.
4.500% due 04/01/25 20 20
ING US Funding LLC
5.683% due 09/26/24 (ž) 800 782
International Business Machines Corp.
3.000% due 05/15/24 1,600 1,598
JPMorgan Chase & Co.
3.625% due 05/13/24 1,430 1,429
L3Harris Technologies, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.832% due 04/27/25 140 138
Las Vegas Sands Corp.
3.200% due 08/08/24 110 109
Lowe's Cos., Inc.
3.125% due 09/15/24 120 119
Manhattan Asset Funding Co. LLC
5.669% due 07/08/24 (ž) 1,800 1,781
Merck & Co., Inc.
2.750% due 02/10/25 1,800 1,762
MPLX, LP
4.000% due 02/15/25 240 236
Natixis SA
5.535% due 06/17/24 490 486
Northrop Grumman Corp.
2.930% due 01/15/25 80 78
PayPal Holdings, Inc.
2.400% due 10/01/24 370 365
Philip Morris International, Inc.
2.875% due 05/01/24 (ç) 220 220
Private Export Funding Corp.
Series OO
1.750% due 11/15/24 1,200 1,174
Royal Bank of Canada
3.375% due 04/14/25 210 206
Sheffield Receivables Co. LLC
0.000% due 05/01/24 (ž) 500 500
Sprint LLC
Series WI
7.125% due 06/15/24 330 330
STAR Trust
Series 2022-SFR3 Class A
6.726% due 05/17/24 (CME Term
SOFR 1 Month + 1.650%)(Ê)(Þ) 1,634 1,637
Sungard AS New Holdings III LLC
Term Loan
0.000% due 07/31/24 (~)(Ê)(v) 75 51
Sungard Availability Services Capital,
Inc. Term Loan
0.000% due 07/31/24 (~)(Ê)(v) 237 31
Swedbank AB
3.356% due 04/04/25 (Þ) 340 333
T-Mobile USA, Inc.
Series WI
3.500% due 04/15/25 25 25
Toronto-Dominion Bank (The)
5.820% due 05/23/24 600 600
1.250% due 12/13/24 1,400 1,364
TotalEnergies Capital International SA
2.434% due 01/10/25 1,800 1,763
TotalEnergies Capital SA

See accompanying notes which are an integral part of the financial statements.
472 Short Duration Bond Fund
Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.451% due 06/13/24 (ž) 500 497
Toyota Motor Credit Corp.
3.000% due 04/01/25 300 293
U.S. Cash Management Fund(@) 24,351,286(∞) 24,339
United States Treasury Bills
5.465% due 08/20/24 (ž) 1,690 1,663
United States Treasury Notes
5.240% due 06/15/24 2,610 2,593
UPMC
Series D-1
3.600% due 04/03/25 1,130 1,109
US Bank NA
Series BKNT
2.050% due 01/21/25 340 331
Victory Receivables Corp.
5.645% due 07/15/24 (ž) 1,000 989
Walt Disney Co. (The)
1.750% due 08/30/24 1,800 1,777
WarnerMedia Holdings, Inc.
Series WI
3.638% due 03/15/25 190 186
Wells Fargo & Co.
3.300% due 09/09/24 1,300 1,289
Total Short-Term Investments
(cost $74,107) 73,395
Total Investments - 102.2%
(identified cost $401,766) 396,612
Other Assets and Liabilities,
Net - (2.2)%
(8,497)
Net Assets - 100.0%
388,115

See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 473
Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
27.8%
2023-MIC Trust (The) 10/26/23 220,000 100.00 220
233
ABN AMRO Bank NV 04/26/23 193,000 98.72 191
190
ABN AMRO Bank NV 10/18/23 516,000 97.19 501
503
Aircastle, Ltd. 12/27/21 318,000 103.70 330
314
Aircastle, Ltd. 09/14/23 231,000 87.52 202
206
Alaska Airlines Pass-Through Trust 11/17/23 468,038 96.97 454
453
American Airlines Group, Inc. 11/17/23 90,000 102.92 93
94
American Homes 4 Rent Trust 11/13/23 1,177,796 96.30 1,134
1,152
AMSR Trust 11/20/23 1,698,370 95.39 1,620
1,635
AMSR Trust 11/21/23 590,000 91.50 540
552
AMSR Trust 11/28/23 1,300,000 93.92 1,221
1,236
AMSR Trust 02/01/24 1,025,000 93.76 961
959
Anglo American Capital PLC 05/20/21 740,000 100.46 743
733
Arbor Multifamily Mortgage Securities Trust 09/27/21 212,908 100.00 213
199
Arbor Multifamily Mortgage Securities Trust 09/27/21 345,000 102.79 355
306
AREIT, Inc. 09/28/21 123,681 100.00 124
123
Ashtead Capital, Inc. 04/29/24 565,000 95.69 541
538
Atrium XIII 03/06/24 611,387 100.00 611
612
Australia & New Zealand Banking Group, Ltd. 02/21/24 617,000 95.64 590
593
Avenue of Americas 10/20/21 310,000 99.89 310
291
Avis Budget Rental Car Funding (AESOP) LLC 07/12/22 1,580,000 99.66 1,575
1,547
Avis Budget Rental Car Funding (AESOP) LLC 05/24/23 890,000 100.17 892
890
Avis Budget Rental Car Funding (AESOP) LLC 07/19/23 930,000 94.98 883
896
BAE Systems PLC 03/19/24 850,000 99.51 846
838
Ballyrock CLO, Ltd. 02/07/24 100,000 100.00 100
101
Barings Private Credit Corp CLO 07/28/23 105,044 100.00 105
105
Bayer US Finance II LLC 05/07/21 542,000 104.70 567
537
BCRED MML CLO LLC 11/10/21 200,000 100.00 200
199
BDS, Ltd. 07/22/21 97,538 100.00 98
97
Black Diamond CLO, Ltd. 07/15/21 44,171 100.00 44
44
BNP Paribas SA 05/26/21 556,000 103.84 577
543
BPR Trust 09/10/21 250,000 100.00 250
244
BRAVO Residential Funding Trust 01/18/24 1,483,527 100.00 1,484
1,475
Broadcom, Inc. 02/14/24 705,000 89.37 630
619
BX Commercial Mortgage Trust 06/16/21 250,000 100.40 251
203
BX Commercial Mortgage Trust 10/14/21 230,134 99.57 229
228
BX Commercial Mortgage Trust 02/10/22 191,350 99.63 191
190
BX Commercial Mortgage Trust 12/07/23 1,060,000 99.75 1,057
1,067
BX Commercial Mortgage Trust 01/17/24 600,000 99.75 598
600
BX Commercial Mortgage Trust 03/06/24 546,128 99.75 545
545
BX Trust 10/13/21 310,000 99.79 309
306
BX Trust 10/28/21 290,924 99.59 290
288
BX Trust 01/21/22 250,000 100.00 250
248
BX Trust 09/20/23 270,000 85.51 231
235
BX Trust 01/18/24 130,689 100.32 131
131
BXMT, Ltd. 04/09/21 317,740 100.00 318
302
Caesars Entertainment, Inc. 02/29/24 90,000 102.63 92
91
Cargill, Inc. 01/28/21 190,000 96.37 183
176
Cargill, Inc. 10/05/22 1,300,000 100.16 1,302
1,290
Cargill, Inc. 10/31/23 370,000 98.06 363
363
Carlyle Global Market Strategies CLO, Ltd. 03/06/24 562,806 100.00 563
564
Carnival Corp. 02/29/24 80,000 109.06 87
87
CarVal CLO VII-C, Ltd. 01/26/23 180,000 100.00 180
181
Cedar Funding V CLO, Ltd. 07/23/21 282,643 100.00 283
270
Cencosud SA 08/14/23 584,000 95.61 558
554
COLT Mortgage Loan Trust 02/18/22 90,231 99.99 90
80
COLT Mortgage Loan Trust 01/04/24 874,349 100.01 874
867
COLT Mortgage Loan Trust 01/31/24 1,430,249 100.00 1,430
1,417
COLT Mortgage Loan Trust 04/03/24 1,745,000 100.00 1,745
1,736
COLT Mortgage Loan Trust 04/22/24 1,280,000 100.00 1,280
1,280
Columbia Cent CLO 32, Ltd. 03/07/24 190,000 100.00 190
191
Columbia Pipelines Holding Co. LLC 08/08/23 785,000 100.44 789
792
Columbia Pipelines Holding Co. LLC 09/27/23 160,000 100.09 160
161
Commercial Mortgage Trust 01/30/20 310,000 102.28 317
300

See accompanying notes which are an integral part of the financial statements.
474 Short Duration Bond Fund
Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Continental Resources, Inc. 04/25/22 150,000 92.85 139
138
Cooperatieve Rabobank UA 04/05/22 450,000 99.37 447
424
Credit Agricole SA 05/20/21 568,000 95.96 549
525
Credit Agricole SA 01/22/24 521,000 93.14 485
479
Credit Agricole SA 02/22/24 1,400,000 99.00 1,386
1,385
Credit Suisse Mortgage Trust 09/27/21 160,836 99.99 161
127
Credit Suisse Mortgage Trust 03/04/22 178,415 97.38 174
153
Daimler Finance NA LLC 05/20/21 210,000 100.32 211
195
Danske Bank A/S 10/14/20 612,000 99.95 612
577
DISH DBS Corp. 11/10/21 20,000 100.00 20
16
DNB Bank ASA 09/14/23 412,000 92.25 380
386
DNB Bank ASA 04/29/24 155,000 100.14 155
155
Dryden Senior Loan Fund 07/26/21 226,779 100.00 227
227
Dryden Senior Loan Fund 04/08/22 270,000 99.31 268
269
Dryden Senior Loan Fund 11/20/23 200,000 99.44 199
200
Element Fleet Management Corp. 01/22/24 604,000 101.42 613
607
Ellington Financial Mortgage Trust 01/14/22 135,622 99.99 136
113
Elmwood CLO I, Ltd. 02/01/24 130,000 100.00 130
131
ELP Commercial Mortgage Trust 11/01/21 249,709 99.66 249
246
Enel Finance International NV 04/29/24 584,000 92.81 542
541
Engie SA 04/03/24 200,000 99.66 199
197
Enterprise Fleet Financing LLC 03/23/22 151,221 99.99 151
149
EQT Corp. 09/07/21 240,000 98.54 236
227
ERAC USA Finance LLC 04/26/23 375,000 99.69 374
364
Extended Stay America Trust 09/19/23 219,421 98.67 216
219
First Quantum Minerals, Ltd. 02/29/24 200,000 103.90 208
207
FirstKey Homes Trust 02/29/24 453,589 94.07 427
427
Freddie Mac Structured Agency Credit Risk Debt Notes 07/19/21 142,147 100.00 142
143
Freddie Mac Structured Agency Credit Risk Debt Notes 02/07/22 39,295 100.00 39
39
Freddie Mac Structured Agency Credit Risk Debt Notes 02/07/22 100,000 100.95 101
102
GA Global Funding Trust 01/08/21 285,000 99.96 285
265
GCAT Trust 01/22/24 186,101 98.51 183
179
GECU Auto Receivables Trust 08/07/23 270,000 99.99 270
269
Georgia-Pacific LLC 05/20/21 170,000 95.01 161
155
GFL Environmental, Inc. 02/29/24 90,000 98.11 88
88
Glencore Funding LLC 04/30/24 100,000 95.66 96
96
Goldentree Loan Management, LP 03/07/24 250,000 100.00 250
251
GoodGreen Trust 04/21/21 160,551 99.98 160
129
Great-West Lifeco U.S. Finance 2020, LP 05/20/21 250,000 97.21 243
235
Greywolf CLO VI, Ltd. 11/20/23 250,000 99.48 249
249
GS Mortgage Securities Trust 08/18/23 371,696 98.62 367
368
Halsey Point CLO I, Ltd. 11/20/23 250,000 99.83 250
250
Harley-Davidson Financial Services, Inc. 02/21/24 463,000 101.75 471
468
Hawaii Hotel Trust 06/17/21 250,000 100.13 250
248
Hertz Vehicle Financing III LLC 12/26/23 815,000 103.16 841
818
Hertz Vehicle Financing III, LP 06/24/21 250,000 99.97 250
226
Hertz Vehicle Financing III, LP 05/27/22 2,350,000 92.00 2,136
2,113
Hertz Vehicle Financing LLC 11/12/21 440,000 99.67 439
431
Hertz Vehicle Financing LLC 02/06/24 585,000 91.97 538
527
Highmark, Inc. 05/05/21 520,000 99.94 520
473
Hildene Community Funding CDO, Ltd. 11/15/21 251,653 100.00 252
209
Hilton Grand Vacations Trust 06/02/20 120,348 99.99 120
114
HINNT LLC 03/19/24 224,891 99.97 225
223
Home Partners of America Trust 02/13/24 498,245 83.61 417
414
Hyundai Capital America 01/04/24 20,000 101.14 20
20
ICICI Bank, Ltd. 02/21/24 597,000 97.38 581
578
Imperial Tobacco Finance PLC 08/14/23 578,000 97.64 564
566
InRetail Consumer 02/14/24 513,000 89.48 459
457
International Flavors & Fragrances, Inc. 06/16/22 626,000 95.31 597
586
Intesa Sanpaolo SpA 10/18/23 545,000 100.41 547
552
Inversiones CMPC SA 08/23/23 230,000 95.62 220
219
Invitation Homes Trust 05/31/23 938,471 99.88 937
939
Jackson National Life Global Funding 06/23/20 650,000 102.74 668
615
JPMorgan Mortgage Trust 09/21/23 674,652 98.36 664
666
JPMorgan Mortgage Trust 01/19/24 1,199,594 99.86 1,198
1,188

See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 475
Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
JPMorgan Mortgage Trust 01/26/24 725,289 99.50 722
710
JPMorgan Mortgage Trust 02/22/24 818,926 99.35 814
814
Legacy Mortgage Asset Trust 10/06/21 140,980 103.83 146
131
LG Energy Solution, Ltd. 04/29/24 542,000 99.72 540
538
Lunar Structured Aircraft Portfolio Notes 11/05/21 197,135 100.00 197
175
M&T Bank Auto Receivables Trust 03/13/24 1,315,000 99.98 1,315
1,303
M&T Equipment Notes 08/08/23 280,000 99.97 280
278
Magnetite XIV-R, Ltd. 07/26/21 297,524 100.06 298
298
MasTec, Inc. 09/14/23 550,000 92.05 506
513
Mattel, Inc. 09/14/23 607,000 94.78 575
578
MEGlobal BV 08/23/23 260,000 96.60 251
248
Met Tower Global Funding 09/07/21 985,000 96.94 955
892
MF1, Ltd. 09/10/21 227,221 100.00 227
226
Monongahela Power Co. 12/12/23 440,000 95.38 420
416
Mountain View CLO XVI, Ltd. 04/02/24 100,000 100.00 100
100
Mutual of Omaha Insurance Co. 07/19/23 435,000 99.94 435
435
National Securities Clearing Corp. 05/20/21 340,000 99.59 339
316
Navient Private Education Refi Loan Trust 01/28/21 17,203 101.92 18
17
Navient Private Education Refi Loan Trust 01/27/23 190,228 96.64 184
179
NCL Corp., Ltd. 01/10/24 30,000 104.98 31
31
NCL Corp., Ltd. 02/29/24 60,000 105.06 63
63
Nelnet Student Loan Trust 01/07/22 250,000 100.38 251
248
Nestle Holdings, Inc. 02/29/24 1,500,000 100.55 1,508
1,499
New Residential Mortgage Loan Trust 03/03/22 196,796 99.63 196
175
New York Life Global Funding 03/27/24 635,000 100.00 635
637
NGPL PipeCo LLC 04/26/23 536,000 98.18 526
517
Nissan Motor Acceptance Corp. 02/21/24 150,000 92.70 139
138
Nissan Motor Co., Ltd. 04/25/22 743,000 97.65 722
716
Nordea Bank Abp 05/21/21 270,000 99.74 269
254
Northwestern Mutual Life Insurance Co. (The) 01/07/21 570,000 99.94 570
527
NRG Energy, Inc. 02/21/24 628,000 94.31 592
588
NTT Finance Corp. 02/24/21 350,000 95.50 334
322
NYO Commercial Mortgage Trust 11/08/21 310,000 99.57 309
233
OBX Trust 01/18/22 189,858 99.99 190
161
Octagon Investment Partners 28, Ltd. 04/25/24 460,000 100.00 460
460
Octagon Investment Partners 39, Ltd. 03/05/24 591,907 100.00 592
593
Octagon Investment Partners XIV, Ltd. 10/24/23 143,157 99.68 143
143
Onslow Bay Financial LLC 01/04/24 1,570,607 100.00 1,571
1,556
Onslow Bay Financial LLC 03/05/24 636,031 100.00 636
633
Oversea-Chinese Banking Corp., Ltd. 02/21/24 590,000 94.32 556
558
OZLM Funding II, Ltd. 02/02/24 878,481 100.00 878
881
OZLM XXI Ltd 02/08/24 1,381,050 100.00 1,381
1,381
Pacific Life Global Funding II 06/17/20 500,000 99.95 500
476
Palmer Square Loan Funding, Ltd. 03/06/24 610,006 100.00 610
610
Parliament Funding II, Ltd. 11/15/21 216,591 100.00 217
216
PEAR LLC 03/12/24 311,140 96.70 301
301
Pennsylvania Electric Co. 03/28/23 525,000 99.84 524
517
Penske Truck Leasing Co., LP / PTL Finance Corp. 10/18/23 183,000 92.35 169
170
Perusahaan Perseroan (Persero) PT Perusahaan Listrik Negara 08/23/23 220,000 99.35 219
216
Premier Global Infrastructure Trust PLC 09/30/21 149,884 99.31 149
148
Progress Residential Trust 11/28/23 841,234 94.85 798
809
Progress Residential Trust 01/12/24 806,475 92.03 742
741
Progress Residential Trust 01/12/24 811,716 97.04 788
771
Progress Residential Trust 02/28/24 448,658 92.32 414
414
Progress Residential Trust 02/29/24 183,476 91.42 168
167
Progress Residential Trust 04/02/24 316,724 94.10 298
297
Prosus NV 07/07/21 240,000 100.00 240
192
Prosus NV 02/15/23 647,000 92.82 601
595
Protective Life Global Funding 07/08/20 930,000 100.00 930
880
QazaqGaz NC JSC 08/23/23 240,000 93.29 224
224
Regal Rexnord Corp. 04/29/24 534,000 100.20 535
534
Roche Holding AG 03/04/24 200,000 100.00 200
197
Royal Caribbean Cruises, Ltd. 02/29/24 100,000 98.45 98
97
Sealed Air Corp. 09/15/21 345,000 100.00 345
310
Sequoia Mortgage Trust 08/08/23 569,652 99.02 564
565

See accompanying notes which are an integral part of the financial statements.
476 Short Duration Bond Fund
Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Sequoia Mortgage Trust 02/08/24 811,618 99.87 811
804
SFS Auto Receivables Securitization Trust 01/09/24 170,000 99.99 170
168
SG Capital Partners LLC 03/02/22 206,460 99.84 206
184
Sigma Alimentos SA de CV 01/22/24 599,000 97.63 585
580
SK Hynix, Inc. 04/26/23 519,000 100.22 520
521
Skandinaviska Enskilda Banken AB 05/21/21 270,000 99.81 269
254
SMB Private Education Loan Trust 05/12/23 253,865 100.00 254
259
SMB Private Education Loan Trust 03/07/24 227,607 99.97 227
222
Societe Generale SA 09/14/23 193,000 91.42 176
179
Societe Generale SA 01/22/24 422,000 98.22 414
412
Solventum Corp. 02/23/24 80,000 99.99 80
79
SREIT Trust 11/16/21 296,628 99.50 295
295
Standard Chartered PLC 02/15/23 655,000 92.33 605
607
STAR Trust 07/06/23 1,634,209 99.77 1,630
1,637
Starwood Real Estate Income Trust 07/12/21 250,000 99.70 249
247
STWD Trust 11/24/21 270,000 99.68 269
268
Swedbank AB 04/06/22 340,000 99.93 340
333
Taxable Municipal Funding Trust Revenue Bonds 08/17/20 345,000 100.00 345
345
TCI-Flatiron CLO, Ltd. 01/14/22 176,053 100.00 176
176
TIAA CLO I, Ltd. 04/18/24 1,380,000 100.00 1,380
1,381
Towd Point Mortgage Trust 07/01/19 45,789 101.27 46
44
Towd Point Mortgage Trust 11/18/21 391,096 101.02 395
365
Towd Point Mortgage Trust 12/15/21 278,741 96.18 268
262
TransDigm, Inc. 02/29/24 90,000 100.61 91
89
Transportadora de Gas Internacional SA ESP 01/22/24 484,000 97.80 473
471
Tricon American Homes Trust 01/12/24 1,632,016 88.28 1,441
1,418
UBS Group AG 05/21/21 340,000 103.97 353
332
UBS Group AG 05/03/22 365,000 99.15 362
359
UBS Group AG 02/15/23 579,000 100.24 580
577
UniCredit SpA 09/14/23 635,000 90.31 573
585
United Airlines, Inc. 05/21/21 190,000 99.35 189
183
Valley Stream Park CLO, Ltd. 09/08/23 110,000 100.00 110
111
Var Energi ASA 05/11/23 194,000 98.25 191
187
Var Energi ASA 09/14/23 201,000 103.04 207
210
Venture Global LNG, Inc. 02/29/24 80,000 106.69 85
86
Veralto Corp. 04/29/24 542,000 99.59 540
539
Verus Securitization Trust 11/21/23 687,967 100.47 691
692
Verus Securitization Trust 01/12/24 784,871 100.00 785
776
Verus Securitization Trust 02/15/24 839,934 100.00 840
834
Vistra Operations Co. LLC 09/14/23 190,000 93.06 177
179
Voya CLO, Ltd. 04/24/24 210,000 100.00 210
210
Weir Group PLC (The) 01/22/24 659,000 93.69 617
609
Whitebox CLO I, Ltd. 08/17/21 390,000 100.00 390
390
Whitebox CLO III, Ltd. 11/20/23 250,000 99.66 249
251
XPO, Inc. 09/14/23 573,000 98.48 564
571
Yara International ASA 08/14/23 593,000 95.26 565 566
107,727
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Long Gilt Futures 43 GBP 4,119 06/24
(109)
Three Month SOFR Futures 51 USD 12,105 03/25
(75)
Three Month SOFR Futures 33 USD 7,885 03/26
(21)
United States 2 Year Treasury Note Futures 307 USD 62,216 06/24
(624)

See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 477
Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Futures Contracts
Amounts in thousands (except contract amounts )
United States 5 Year Treasury Note Futures 31 USD 3,247 06/24
(35)
United States 10 Year Treasury Ultra Bond Futures 58 USD 6,393 06/24 (188)
Short Positions
Euro-Bund Futures 44 EUR 5,724 06/24
104
Japanese 10 Year Government Bond Futures 7 JPY 1,011,500 06/24
47
Japanese 10 Year Mini Government Bond Futures 3 JPY 43,344 06/24
2
Three Month SOFR Futures 9 USD 2,130 06/24
(2)
United States 2 Year Treasury Note Futures 7 USD 1,419 06/24
5
United States 5 Year Treasury Note Futures 55 USD 5,761 06/24
89
United States 10 Year Treasury Note Futures 11 USD 1,182 06/24 32
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (775)
Options Written
Amounts in thousands (except contract amounts)
Description Counterparty Call/Put
Number of
Contracts
Strike
Price
Notional
Amount
Expiration
Date
Fair Value
$
Three Month SOFR Futures Bank of Montreal Call 22 97.13 USD 5,342 12/13/24 (2)
Three Month SOFR Futures Bank of Montreal Put 11 95.00 USD 2,613 12/13/24 (8)
United States 5 Year Treasury Note
Futures Morgan Stanley Call 12 106.75 USD 1,281 05/24/24 (1)
Total Liability for Options Written (premiums received $21) (11)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of New York USD 1,624 NZD 2,724 05/14/24 (19)
Citigroup AUD 5,503 USD 3,591 05/14/24 25
JPMorgan Chase USD 3,362 EUR 3,118 05/14/24 (33)
JPMorgan Chase USD 2,058 GBP 1,638 05/14/24 (11)
Royal Bank of Canada CHF 4,700 USD 5,212 05/14/24 94
State Street USD 10 AUD 16 05/14/24 —
State Street USD 9 EUR 9 05/14/24 —
State Street USD 7 GBP 6 05/14/24 —
State Street USD 63 NOK 688 05/14/24 (1)
State Street USD 3,553 NOK 38,522 05/14/24 (84)
State Street USD 4 NZD 7 05/14/24 —
State Street CHF 39 USD 43 05/14/24 —
State Street JPY 1,824 USD 12 05/14/24 —
State Street SEK 408 USD 37 05/14/24 —
UBS JPY 99,044 USD 658 05/14/24 28
UBS SEK 17,282 USD 1,614 05/14/24 46
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 45

See accompanying notes which are an integral part of the financial statements.
478 Short Duration Bond Fund
Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Citigroup USD 4,804 3.500%
(4)
SOFR
(4)
09/30/24
(16) (74) (90)
Citigroup USD 4,013 2.770%
(4)
SOFR
(4)
10/14/24
(21) (82) (103)
Citigroup USD 1,666 SOFR
(4)
2.600%
(4)
10/14/27 23 110 133
Total Open Interest Rate Swap Contracts (å) (14) (46) (60)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Long-Term Investments
Asset-Backed Securities $ — $ 39,058 $ —
$ —
$ 39,058 10 .1
Corporate Bonds and Notes — 133,214 —
—
133,214 34 .3
International Debt — 58,081 —
—
58,081 15 .0
Loan Agreements — 1,159 —
—
1,159 0 .3
Mortgage-Backed Securities — 44,653 —
—
44,653 11 .5
Municipal Bonds — 345 —
—
345 0 .1
United States Government Agencies — 2,552 —
—
2,552 0 .6
United States Government Treasuries — 44,137 —
—
44,137 11 .4
Options Purchased 18 — —
—
18 —
*
Short-Term Investments — 49,056 — 24,339 73,395 18 .9
Total Investments 18 372,255 — 24,339 396,612 102 .2
Other Assets and Liabilities, Net
(2 .2)
100 .0
Other Financial Instruments
Assets
Futures Contracts 279 — — — 279 0 .1
Foreign Currency Exchange Contracts — 193 — — 193 —
*
Interest Rate Swap Contracts — 133 — — 133 —
*
A
Liabilities
Futures Contracts (1,054) — — — (1,054) (0 .3)
Options Written (11) — — — (11) (—)
*
Foreign Currency Exchange Contracts — (148) — — (148) (—)
*
Interest Rate Swap Contracts — (193) — — (193) (—)
*
Total Other Financial Instruments
**
$ (786) $ (15) $ — $ — $ (801)

See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 479
Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
*
Less than .05% of net assets.
**
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2024, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of April 30, 2024, if any, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
Australia ......................................................................................
1,146
Bermuda ......................................................................................
105
Brazil ...........................................................................................
1,056
Canada .........................................................................................
16,820
Cayman Islands ...........................................................................
11,188
Chile ............................................................................................
773
China ...........................................................................................
787
Colombia .....................................................................................
471
Denmark ......................................................................................
577
Finland ........................................................................................
254
France ..........................................................................................
8,249
Germany ......................................................................................
1,316
India ............................................................................................
578
Indonesia .....................................................................................
216
Ireland .........................................................................................
1,857
Israel ............................................................................................
520
Italy .............................................................................................
1,678
Japan ...........................................................................................
2,231
Jersey ...........................................................................................
292
Kazakhstan ..................................................................................
224
Kuwait .........................................................................................
248
Macao ..........................................................................................
180
Mexico ........................................................................................
580
Netherlands .................................................................................
2,696
Norway ........................................................................................
1,952
Peru .............................................................................................
457
Singapore ....................................................................................
558
South Africa ................................................................................
733
South Korea ................................................................................
1,059
Spain ...........................................................................................
726
Sweden ........................................................................................
587
Switzerland .................................................................................
1,521
Taiwan .........................................................................................
183
United Kingdom ..........................................................................
11,513
United States ...............................................................................
323,074
Zambia ........................................................................................
207
Total Investments ...................................................................
396,612

See accompanying notes which are an integral part of the financial statements.
480 Short Duration Bond Fund
Russell Investment Company
Short Duration Bond Fund
Fair Value of Derivative Instruments — April 30, 2024 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Investments, at fair value* $ — $ 18
Unrealized appreciation on foreign currency exchange contracts 193 —
Variation margin on futures contracts** — 279
Interest rate swap contracts, at fair value — 133
Total
$ 193 $ 430
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts** $ — $ 1,054
Unrealized depreciation on foreign currency exchange contracts 148 —
Options written, at fair value — 11
Interest rate swap contracts, at fair value — 193
Total
$ 148 $ 1,258
Derivatives not accounted for as hedging instruments
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Investments*** $ — $ — $ (56)
Futures contracts — — (476)
Options written — — 24
Interest rate swap contracts — — 42
Credit default swap contracts 197 — —
Foreign currency exchange contracts — 225 —
Total
$ 197 $ 225 $ (4 66 )
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ — $ — $ (336)
Options written — — 10
Interest rate swap contracts — — 121
Credit default swap contracts 20 — —
Foreign currency exchange contracts — 40 —
Total
$ 20 $ 40 $ (205)
* Fair value of purchased options.
** Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
*** Includes net realized gain (loss) on purchased options as reported in the Statement of Operations and Changes in Net Assets.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Amounts in thousands
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 481
Russell Investment Company
Short Duration Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2024 (Unaudited)
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Options Purchased Contracts Investments, at fair value $ 18 $ — $ 18
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts 193 — 193
Interest Rate Swap Contracts Interest rate swap contracts, at fair value 133 — 133
Total Financial and Derivative Assets
344 — 344
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 344 $ — $ 344
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of Montreal
$ 18 $ 10 $ — $ 8
Citigroup
158 133 — 25
Royal Bank of Canada
93 — — 93
State Street
1 1 — —
UBS
74 — — 74
Total
$ 344 $ 144 $ — $ 200

Amounts in thousands
See accompanying notes which are an integral part of the financial statements.
482 Short Duration Bond Fund
Russell Investment Company
Short Duration Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued
— April 30, 2024 (Unaudited)
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 148 $ — $ 148
Options Written Contracts Options written, at fair value 11 — 11
Interest Rate Swap Contracts Interest rate swap contracts, at fair value 193 — 193
Total Financial and Derivative Liabilities
352 — 352
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 352 $ — $ 352
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of Montreal $ 10 $ 10 $ — $ —
Bank of New York 19 — — 19
Citigroup 193 133 60 —
JPMorgan Chase 44 — — 44
Morgan Stanley 1 — — 1
State Street 85 1 — 84
Total
$ 352 $ 144 $ 60 $ 148
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Short Duration Bond Fund
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 483
Statement of Assets and Liabilities — April 30, 2024 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 401,766
Investments, at fair value(>) ........................................................................................................................................................
396,612
Cash .............................................................................................................................................................................................. 180
Unrealized appreciation on foreign currency exchange contracts ............................................................................................... 193
Receivables:
Dividends and interest ...................................................................................................................................................... 2,403
Dividends from affiliated funds ....................................................................................................................................... 93
Investments sold ............................................................................................................................................................... 12,693
Fund shares sold ............................................................................................................................................................... 46,262
From broker(a)(b) ............................................................................................................................................................ 1,797
Prepaid expenses .......................................................................................................................................................................... 3
Interest rate swap contracts, at fair value(•) ................................................................................................................................. 133
Total assets ...............................................................................................................................................................
460,369
Liabilities
Payables:
Investments purchased ..................................................................................................................................................... 24,615
Fund shares redeemed ...................................................................................................................................................... 46,271
Accrued fees to affiliates .................................................................................................................................................. 138
Other accrued expenses .................................................................................................................................................... 104
Variation margin on futures contracts .............................................................................................................................. 774
Unrealized depreciation on foreign currency exchange contracts ............................................................................................... 148
Options written, at fair value(x) ................................................................................................................................................... 11
Interest rate swap contracts, at fair value(•) ................................................................................................................................. 193
Total liabilities ...........................................................................................................................................................
72,254
Net Assets ...............................................................................................................................................................
$ 388,115

Russell Investment Company
Short Duration Bond Fund
See accompanying notes which are an integral part of the financial statements.
484 Short Duration Bond Fund
Statement of Assets and Liabilities, continued — April 30, 2024 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ (18,282)
Shares of beneficial interest .........................................................................................................................................................
210
Additional paid-in capital ............................................................................................................................................................
406,187
Net Assets ...............................................................................................................................................................
$ 388,115
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) .......................................................................................................................................... $ 18.42
Maximum offering price per share (Net as set value plus sales charge of 2 . 50%): Class A ..................................................... $ 1 8 . 89
Class A — Net assets ........................................................................................................................................................... $ 8,556,609
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 464,550
Net asset value per share: Class C (#) .......................................................................................................................................... $ 18.07
Class C — Net assets ........................................................................................................................................................... $ 7,295,350
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 403,724
Net asset value per share: Class M (#) ......................................................................................................................................... $ 18.48
Class M — Net assets .......................................................................................................................................................... $ 44,770,572
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 2,422,934
Net asset value per share: Class R6 (#) ........................................................................................................................................ $ 18.50
Class R6 — Net assets ......................................................................................................................................................... $ 623,706
Class R6 — Shares outstanding ($.01 par value) ................................................................................................................ 33,705
Net asset value per share: Class S (#) .......................................................................................................................................... $ 18.46
Class S — Net assets ............................................................................................................................................................ $ 175,469,179
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 9,503,158
Net asset value per share: Class Y (#) .......................................................................................................................................... $ 18.48
Class Y — Net assets ........................................................................................................................................................... $ 151,399,706
Class Y — Shares outstanding ($.01 par value) ................................................................................................................... 8,191,565
Amounts in thousands
(x)     Premiums received on options written $ 21
(•)     Interest rate swap contracts - premiums paid (received) $ (14)
(>)     Investments in affiliates, U.S. Cash Management Fund $ 24,339
(a)   Receivable from Broker for Futures $ 1,684
(b)   Receivable from Broker for Swaps $ 113
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Short Duration Bond Fund
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 485
Statement of Operations — For the Period Ended April 30, 2024 (Unaudited)
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 1
Dividends from affiliated funds ....................................................................................................................................... 514
Interest .............................................................................................................................................................................. 8,3 06
Securities lending income (net) ....................................................................................................................................... 1
Total investment income ..............................................................................................................................................................
8,8 22
Expenses
Advisory fees ................................................................................................................................................................... 813
Administrative fees .......................................................................................................................................................... 94
Custodian fees .................................................................................................................................................................. 80
Distribution fees - Class A ............................................................................................................................................... 11
Distribution fees - Class C ............................................................................................................................................... 30
Transfer agent fees - Class A ........................................................................................................................................... 9
Transfer agent fees - Class C ........................................................................................................................................... 8
Transfer agent fees - Class M .......................................................................................................................................... 47
Transfer agent fees - Class R6 ......................................................................................................................................... —
*
Transfer agent fees - Class S ............................................................................................................................................ 181
Transfer agent fees - Class Y ........................................................................................................................................... 3
Professional fees .............................................................................................................................................................. 64
Registration fees ............................................................................................................................................................... 71
Shareholder servicing fees - Class C ............................................................................................................................... 10
Trustees’ fees .................................................................................................................................................................... 9
Printing fees ..................................................................................................................................................................... 16
Miscellaneous .................................................................................................................................................................. 1 6
Expenses before reductions .............................................................................................................................................. 1,46 2
Expense reductions .......................................................................................................................................................... (37 2 )
Net expenses ................................................................................................................................................................................
1,090
Net investment income (loss) .......................................................................................................................................................
7,7 3 2
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (1,871)
Investments in affiliated funds ......................................................................................................................................... 2
Futures contracts .............................................................................................................................................................. (476)
Options written ................................................................................................................................................................. 24
Foreign currency exchange contracts ............................................................................................................................... 225
Interest rate swap contracts .............................................................................................................................................. 42
Credit default swap contracts ........................................................................................................................................... 197
Net realized gain (loss) ................................................................................................................................................................
(1,8 57 )
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... 7,366
Investments in affiliated funds ......................................................................................................................................... (3)
Futures contracts .............................................................................................................................................................. (336)
Options written ................................................................................................................................................................. 10
Foreign currency exchange contracts ............................................................................................................................... 40
Interest rate swap contracts .............................................................................................................................................. 121
Credit default swap contracts ........................................................................................................................................... 20
Foreign currency-related transactions .............................................................................................................................. (1)
Net change in unrealized appreciation (depreciation) ................................................................................................................. 7,217
Net realized and unrealized gain (loss) ........................................................................................................................................ 5,3 60

Russell Investment Company
Short Duration Bond Fund
See accompanying notes which are an integral part of the financial statements.
486 Short Duration Bond Fund
Statement of Operations, continued — For the Period Ended April 30, 2024
(Unaudited)
Amounts in thousands
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 13,092
*      Less than $500.

Russell Investment Company
Short Duration Bond Fund
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 487
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
April 30, 2024
(Unaudited)
Fiscal Year Ended
October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 7,7 32 $ 11,200
Net realized gain (loss) ....................................................................................................................... (1,8 57 ) (9,848)
Net change in unrealized appreciation (depreciation) ........................................................................ 7,217 11,738
Net increase (decrease) in net assets from operations .............................................................................. 13,092 13,090
Distributions
To shareholders
Class A .......................................................................................................................................... (158) (197)
Class C .......................................................................................................................................... (117) (167)
Class M ......................................................................................................................................... (910) (568)
Class R6 ........................................................................................................................................ (11) (13)
Class S .......................................................................................................................................... (3,628) (5,189)
Class Y .......................................................................................................................................... (2,795) (2,874)
Net decrease in net assets from distributions ............................................................................................ (7,619) (9,008)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (80,043) 52,089
Total Net Increase (Decrease) in Net Assets ........................................................................
(74,570) 56,171
Net Assets
Beginning of period .................................................................................................................................. 462,685 406,514
End of period .............................................................................................................................................
$ 388,115 $ 462,685

Russell Investment Company
Short Duration Bond Fund
See accompanying notes which are an integral part of the financial statements.
488 Short Duration Bond Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2024 and October 31, 2023 were as follows:
2024 (Unaudited)
2023
Shares
Dollars
Shares
Dollars
Class A
Proceeds from shares sold
17
$ 316
249
$ 4,547
Proceeds from reinvestment of distributions
9
154
11
192
Payments for shares redeemed
(74)
(1,345)
(263)
(4,812)
Net increase (decrease)
(48)
(875)
(3)
(73)
Class C
Proceeds from shares sold
9
167
77
1,382
Proceeds from reinvestment of distributions
7
117
9
167
Payments for shares redeemed
(104)
(1,875)
(322)
(5,771)
Net increase (decrease)
(88)
(1,591)
(236)
(4,222)
Class M
Proceeds from shares sold
161
2,979
2,300
42,026
Proceeds from reinvestment of distributions
49
910
31
568
Payments for shares redeemed
(620)
(11,437)
(1,409)
(25,839)
Net increase (decrease)
(410)
(7,548)
922
16,755
Class R6
Proceeds from shares sold
8
155
40
730
Proceeds from reinvestment of distributions
1
11
—**
13
Payments for shares redeemed
(4)
(79)
(23)
(425)
Net increase (decrease)
5
87
17
318
Class S
Proceeds from shares sold
885
16,398
6,232
113,788
Proceeds from reinvestment of distributions
196
3,620
282
5,165
Payments for shares redeemed
(5,433)
(99,515)
(5,714)
(104,421)
Net increase (decrease)
(4,352)
(79,497)
800
14,532
Class Y
Proceeds from shares sold
428
7,934
1,705
31,160
Proceeds from reinvestment of distributions
151
2,795
157
2,874
Payments for shares redeemed
(73)
(1,348)
(507)
(9,255)
Net increase (decrease)
506
9,381
1,355
24,779
Total increase (decrease)
(4,387)
$ (80,043)
2,855
$ 52,089
**     Less than 500 shares.

See accompanying notes which are an integral part of the financial statements.
490 Short Duration Bond Fund
Russell Investment Company
Short Duration Bond Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
$
Return of Capital
Class A
April 30, 2024* 18.17 .34 .24 .58 (.33) — —
October 31, 2023 18.00 .48 .09 .57 (.40) — —
October 31, 2022 19.56 .18 (1.48) (1.30) (.06) (.17) (.03)
October 31, 2021 19.74 .15 (.15) —
(Ɵ)
(.18) — —
October 31, 2020 19.39 .29 .46 .75 (.40) — —
October 31, 2019 18.91 .40 .50 .90 (.42) — —
Class C
April 30, 2024* 17.83 .27 .23 .50 (.26) — —
October 31, 2023 17.68 .34 .09 .43 (.28) — —
October 31, 2022 19.31 .04 (1.46) (1.42) (.02) (.17) (.02)
October 31, 2021 19.55 ( — )
(Ɵ)
(.14) (.14) (.10) — —
October 31, 2020 19.21 .14 .46 .60 (.26) — —
October 31, 2019 18.73 .25 .51 .76 (.28) — —
Class M
April 30, 2024* 18.23 .37 .23 .60 (.35) — —
October 31, 2023 18.04 .55 .09 .64 (.45) — —
October 31, 2022 19.59 .26 (1.52) (1.26) (.08) (.17) (.04)
October 31, 2021 19.77 .20 (.14) .06 (.24) — —
October 31, 2020 19.42 .35 .46 .81 (.46) — —
October 31, 2019 18.94 .45 .51 .96 (.48) — —
Class R6
April 30, 2024* 18.25 .37 .23 .60 (.35) — —
October 31, 2023 18.07 .55 .08 .63 (.45) — —
October 31, 2022 19.61 .25 (1.50) (1.25) (.08) (.17) (.04)
October 31, 2021 19.80 .20 (.15) .05 (.24) — —
October 31, 2020 19.44 .35 .47 .82 (.46) — —
October 31, 2019 18.96 .45 .51 .96 (.48) — —
Class S
April 30, 2024* 18.21 .36 .24 .60 (.35) — —
October 31, 2023 18.03 .53 .09 .62 (.44) — —
October 31, 2022 19.58 .24 (1.50) (1.26) (.08) (.17) (.04)
October 31, 2021 19.76 .19 (.14) .05 (.23) — —
October 31, 2020 19.41 .34 .46 .80 (.45) — —
October 31, 2019 18.93 .44 .51 .95 (.47) — —
Class Y
April 30, 2024* 18.23 .37 .24 .61 (.36) — —
October 31, 2023 18.05 .55 .08 .63 (.45) — —
October 31, 2022 19.59 .25 (1.49) (1.24) (.09) (.17) (.04)
October 31, 2021 19.77 .21 (.14) .07 (.25) — —
October 31, 2020 19.42 .35 .47 .82 (.47) — —
October 31, 2019 18.93 .46 .51 .97 (.48) — —

See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 491
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(ǿ)(±)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(ɯ)
%
Ratio of Expenses
to Average
Net Assets,
Net
(Ƃ)(ɯ)
%
Ratio of Net
Investment Income
to Average
Net Assets
(Ƃ)(ɯ)
%
Portfolio
Turnover Rate
(ǿ)
(.33) 18.42 3.19 8,557 1.05 .82 3.71 62
(.40) 18.17 3.17 9,304 1.08 .81 2.64 82
(.26) 18.00 (6.72) 9,274 1.07 .81 .97 55
(.18) 19.56 .01 13,720 1.06 .80 .75 109
(.40) 19.74 3.93 17,805 1.06 .82 1.47 116
(.42) 19.39 4.82 10,661 1.06 .86 2.08 99
(.26) 18.07 2.81 7,295 1.80 1.57 2.9 5 62
(.28) 17.83 2.42 8,766 1.83 1.56 1.86 82
(.21) 17.68 (7.45) 12,863 1.82 1.56 .21 55
(.10) 19.31 (.74) 19,621 1.81 1.55 (.01) 109
(.26) 19.55 3.15 24,160 1.81 1.57 .74 116
(.28) 19.21 4.09 23,058 1.81 1.61 1.31 99
(.35) 18.48 3.33 44,770 .80 .52 4.01 62
(.45) 18.23 3.55 51,631 .82 .51 3.03 82
(.29) 18.04 (6.50) 34,488 .82 .51 1.42 55
(.24) 19.59 .31 18,909 .81 .50 1.01 109
(.46) 19.77 4.24 14,069 .81 .52 1.80 116
(.48) 19.42 5.14 22,751 .81 .56 2.35 99
(.35) 18.50 3.32 624 .65 .52 4.0 1 62
(.45) 18.25 3.49 530 .68 .51 2.98 82
(.29) 18.07 (6.44) 210 .67 .51 1.33 55
(.24) 19.61 .26 177 .66 .50 1.03 109
(.46) 19.80 4.29 466 .66 .52 1.78 116
(.48) 19.44 5.13 181 .66 .56 2.36 99
(.35) 18.46 3.30 175,469 .80 .57 3.95 62
(.44) 18.21 3.45 252,345 .83 .56 2.92 82
(.29) 18.03 (6.53) 235,416 .82 .56 1.31 55
(.23) 19.58 .26 221,213 .81 .55 .99 109
(.45) 19.76 4.19 242,018 .81 .57 1.74 116
(.47) 19.41 5.09 312,047 .81 .61 2.31 99
(.36) 18.48 3.34 151,400 .60 .49 4.04 62
(.45) 18.23 3.52 140,109 .63 .49 3.01 82
(.30) 18.05 (6.43) 114,263 .62 .48 1.33 55
(.25) 19.59 .33 129,318 .61 .47 1.06 109
(.47) 19.77 4.27 138,332 .61 .49 1.82 116
(.48) 19.42 5.22 150,550 .61 .53 2.38 99

Russell Investment Company
Short Duration Bond Fund
See accompanying notes which are an integral part of the financial statements.
492 Short Duration Bond Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates as of April 30, 2024 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 20 2 4 with underlying f unds which are, or were, an affiliat-
ed company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2024, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 98,901
Administrative fees 15,347
Distribution fees 6,329
Shareholder servicing fees 1,520
Transfer agent fees 14,301
Trustee fees 1,609
$ 138,00 7
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 19,102 $ 196,093 $ 190,855 $ 2 $ (3) $ 24,339 $ 514 $ —
U.S. Cash Collateral Fund — 913 913 — — — — —
$ 19,102 $ 197,006 $ 191,768 $ 2 $ (3) $ 24,339 $ 514 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 401,251,399 $ 945,062 $ (6,325,872) $ (5,380,810)

Tax-Exempt High Yield Bond Fund 493
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Shareholder Expense Example — April 30, 2024 (Unaudited)
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2023 to April 30, 2024 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account
values and actual expenses. You may use the information in
this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account
during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and
expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2024 $ 1,108.40 $ 1,020.44
Expenses Paid During Period* $ 4.67 $ 4.47
* Expenses are equal to the Fund's annualized expense ratio of 0.89%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2024 $ 1,105.90 $ 1,016.71
Expenses Paid During Period* $ 8.59 $ 8.22
* Expenses are equal to the Fund's annualized expense ratio of 1.64%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2024 $ 1,111.40 $ 1,022.18
Expenses Paid During Period* $ 2.83 $ 2.72
* Expenses are equal to the Fund's annualized expense ratio of 0.54%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

494 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Shareholder Expense Example, continued — April 30, 2024 (Unaudited)
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2024 $ 1,111.10 $ 1,021.83
Expenses Paid During Period* $ 3.20 $ 3.07
* Expenses are equal to the Fund's annualized expense ratio of 0.61%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 495
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Municipal Bonds - 96.4%
Alabama - 2.2%
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 1,000 4.000 12/01/49 1,001
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 2,500 5.250 02/01/53 2,609
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 500 5.250 12/01/53 534
Black Belt Energy Gas District Revenue Bonds (~)(Ê) 1,550 5.250 05/01/55 1,659
Central Etowah County Solid Waste Disposal Authority Revenue Bonds (Þ) 150 8.000 07/01/28 153
Central Etowah County Solid Waste Disposal Authority Revenue Bonds (Þ) 385 6.000 07/01/45 395
Cooper Green Mercy Health Services Authority Revenue Bonds 2,000 5.250 09/01/42 2,119
County of Jefferson Sewer Revenue Bonds 6,000 5.250 10/01/44 6,450
County of Jefferson Sewer Revenue Bonds 2,050 5.250 10/01/49 2,155
County of Jefferson Sewer Revenue Bonds 2,170 5.500 10/01/53 2,319
Energy Southeast A Cooperative District Revenue Bonds (~)(ae)(Ê) 225 5.750 04/01/54 245
Homewood Educational Building Authority Revenue Bonds 2,500 4.000 12/01/38 2,416
Hoover Industrial Development Board Revenue Bonds 1,805 5.750 10/01/49 1,851
Hoover Industrial Development Board Revenue Bonds (~)(ae)(Ê) 785 6.375 11/01/50 860
Houston County Health Care Authority Revenue Bonds 1,085 5.000 10/01/30 1,098
MidCity Improvement District Special Assessment 1,000 4.500 11/01/42 810
MidCity Improvement District Special Assessment 250 4.750 11/01/49 199
Montgomery Educational Building Authority Revenue Bonds 820 5.000 10/01/36 823
Prichard Waterworks and Sewer Board Water Revenue Bonds 690 4.000 11/01/49 432
Southeast Energy Authority, A Cooperative District Revenue Bonds (~)(ae)(Ê) 5,000 4.000 12/01/51 4,893
Sumter County Industrial Development Authority Revenue Bonds (~)(ae)(Ê) 1,100 6.000 07/15/52 656
Tuscaloosa County Industrial Development Authority Revenue Bonds (Þ) 1,554 4.500 05/01/32 1,550
Tuscaloosa County Industrial Development Authority Revenue Bonds (Þ) 5,500 5.250 05/01/44 5,505
40,732
Alaska - 0.1%
Alaska Industrial Development & Export Authority Revenue Bonds 2,000 4.000 10/01/49 1,790
Northern Tobacco Securitization Corp. Revenue Bonds 1,835
Zero
coupon 06/01/66 224
2,014
Arizona - 1.5%
Arizona Health Facilities Authority Revenue Bonds (S&P Municipal Bond 7 Day
Intermediate Grade Index Rate + 0.810%)(Ê) 4,830 1.770 01/01/37 4,572
Arizona Health Facilities Authority Revenue Bonds (~)(Ê) 495 4.250 02/01/48 495
Arizona Industrial Development Authority Revenue Bonds (Þ) 1,250 4.500 07/15/29 1,177
Arizona Industrial Development Authority Revenue Bonds (Þ) 470 5.000 06/01/31 469
Arizona Industrial Development Authority Revenue Bonds (Þ) 1,435 6.000 07/01/37 1,472
Arizona Industrial Development Authority Revenue Bonds 400 4.000 07/01/41 333
Arizona Industrial Development Authority Revenue Bonds (Þ) 75 4.000 12/15/41 63
Arizona Industrial Development Authority Revenue Bonds 110 5.000 01/01/43 64
Arizona Industrial Development Authority Revenue Bonds (Æ)(Ø) 200 5.000 05/01/43 110
Arizona Industrial Development Authority Revenue Bonds 1,000 3.000 07/01/46 743
Arizona Industrial Development Authority Revenue Bonds (Æ)(Ø) 330 5.000 05/01/48 182
Arizona Industrial Development Authority Revenue Bonds 250 4.500 01/01/49 141
Arizona Industrial Development Authority Revenue Bonds 225 5.000 01/01/49 109
Arizona Industrial Development Authority Revenue Bonds (µ) 460 5.000 06/01/49 471
Arizona Industrial Development Authority Revenue Bonds 100 4.000 11/01/50 89
Arizona Industrial Development Authority Revenue Bonds (Æ)(Ø) 100 5.000 05/01/51 55
Arizona Industrial Development Authority Revenue Bonds 3,185 4.000 07/01/51 2,611

See accompanying notes which are an integral part of the financial statements.
496 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Arizona Industrial Development Authority Revenue Bonds (Þ) 30 4.000 07/15/51 23
Arizona Industrial Development Authority Revenue Bonds 3,275 4.000 11/01/51 2,894
Arizona Industrial Development Authority Revenue Bonds (Þ) 210 4.000 12/15/51 160
Arizona Industrial Development Authority Revenue Bonds (Þ) 100 5.375 07/01/53 97
Arizona Industrial Development Authority Revenue Bonds (Þ) 700 5.000 07/15/53 646
Arizona Industrial Development Authority Revenue Bonds 125 5.000 01/01/54 75
Arizona Industrial Development Authority Revenue Bonds 50 5.125 01/01/54 24
Arizona Industrial Development Authority Revenue Bonds (µ) 260 5.000 06/01/54 265
Arizona Industrial Development Authority Revenue Bonds 1,500 4.500 07/01/54 1,272
Arizona Industrial Development Authority Revenue Bonds (Þ) 30 4.000 07/15/56 22
Arizona Industrial Development Authority Revenue Bonds (Þ) 100 5.500 07/01/58 99
City of Phoenix Civic Improvement Corp. Revenue Bonds 1,160 5.000 07/01/44 1,191
City of Phoenix Industrial Development Authority Revenue Bonds 600 5.000 07/01/35 602
City of Phoenix Industrial Development Authority Revenue Bonds 1,000 5.000 07/01/44 976
Estrella Mountain Ranch Community Facilities District Special Assessment 25 3.500 07/01/29 23
Estrella Mountain Ranch Community Facilities District Special Assessment 25 4.100 07/01/34 23
Estrella Mountain Ranch Community Facilities District Special Assessment 105 4.750 07/01/43 91
Glendale Industrial Development Authority Revenue Bonds 715 5.000 05/15/41 671
Glendale Industrial Development Authority Revenue Bonds 1,360 5.000 05/15/56 1,166
Industrial Development Authority of the City of Phoenix (The) Revenue Bonds 1,650 5.000 07/01/46 1,514
Industrial Development Authority of the County of Pima (The) Revenue Bonds (Þ) 500 6.875 11/15/52 528
Industrial Development Authority of the County of Pima (The) Revenue Bonds (Þ) 250 7.000 11/15/57 265
La Paz County Industrial Development Authority Revenue Bonds (Æ)(Ø)(Þ) 250 6.000 08/01/28 113
La Paz County Industrial Development Authority Revenue Bonds (Æ)(Ø)(Þ) 1,000 6.250 08/01/40 450
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 115 5.250 10/01/40 108
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 225 5.000 07/01/44 171
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 775 4.000 10/15/47 663
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 50 5.000 07/01/50 46
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 100 4.000 07/01/51 78
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 115 5.500 10/01/51 103
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 200 6.250 07/01/53 202
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 50 5.000 07/01/54 45
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 100 4.000 07/01/56 75
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 200 6.375 07/01/58 203
Maricopa County Pollution Control Corp. Revenue Bonds 300 2.400 06/01/35 239
Pima County Industrial Development Authority Revenue Bonds (Þ) 25 5.500 05/01/40 24
Pima County Industrial Development Authority Revenue Bonds (Þ) 50 5.750 05/01/50 49
Tempe Industrial Development Authority Revenue Bonds 80 5.000 12/01/50 72
Tempe Industrial Development Authority Revenue Bonds 100 5.000 12/01/54 89
28,513
Arkansas - 0.5%
Arkansas Development Finance Authority Revenue Bonds 300 3.500 07/01/38 228
Arkansas Development Finance Authority Revenue Bonds 150 4.250 07/01/41 129
Arkansas Development Finance Authority Revenue Bonds 660 4.000 02/01/42 572
Arkansas Development Finance Authority Revenue Bonds 900 3.500 07/01/46 595
Arkansas Development Finance Authority Revenue Bonds (Þ) 5,750 4.500 09/01/49 5,605
Arkansas Development Finance Authority Revenue Bonds 1,325 5.450 09/01/52 1,340
Arkansas River Power Authority Revenue Bonds 1,680 5.000 10/01/33 1,731
10,200

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 497
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
California - 8.9%
Alameda Community Facilities District Special Tax 100 5.000 09/01/53 93
Alameda Corridor Transportation Authority Revenue Bonds 150 5.300 10/01/47 80
Alameda Corridor Transportation Authority Revenue Bonds 150 5.350 10/01/48 80
Alameda Corridor Transportation Authority Revenue Bonds 800 5.375 10/01/49 423
Alameda Corridor Transportation Authority Revenue Bonds 125 5.400 10/01/50 66
Alameda Corridor Transportation Authority Revenue Bonds (µ) 275 5.200 10/01/51 146
Alhambra Unified School District General Obligation Unlimited (µ) 1,150 4.220 08/01/37 700
California Community Choice Financing Authority Revenue Bonds (~)(ae)(Ê) 3,000 5.250 01/01/54 3,130
California Community College Financing Authority Revenue Bonds (Þ) 475 5.750 07/01/60 478
California Community Housing Agency Revenue Bonds (Þ) 200 4.000 08/01/50 153
California Community Housing Agency Revenue Bonds (Þ) 3,240 4.000 02/01/56 2,707
California Community Housing Agency Revenue Bonds (Þ) 175 3.000 02/01/57 116
California County Tobacco Securitization Agency Revenue Bonds 8,420 4.904 06/01/55 1,617
California County Tobacco Securitization Agency Revenue Bonds 4,500 7.296 06/01/55 560
California Enterprise Development Authority Revenue Bonds (Þ) 1,095 4.000 06/01/61 838
California Health Facilities Financing Authority Revenue Bonds (Þ) 100 3.125 05/15/29 97
California Health Facilities Financing Authority Revenue Bonds 1,000 5.000 02/01/42 1,024
California Health Facilities Financing Authority Revenue Bonds 2,000 4.000 04/01/45 1,906
California Health Facilities Financing Authority Revenue Bonds 3,000 5.000 08/15/47 3,039
California Health Facilities Financing Authority Revenue Bonds 550 4.000 04/01/49 518
California Health Facilities Financing Authority Revenue Bonds 225 4.000 05/15/51 213
California Infrastructure & Economic Development Bank Revenue Bonds (Þ) 805 4.125 01/01/35 744
California Municipal Finance Authority Revenue Bonds 645 5.000 12/31/27 645
California Municipal Finance Authority Revenue Bonds 2,825 4.000 07/15/29 2,807
California Municipal Finance Authority Revenue Bonds 100 5.000 10/01/30 105
California Municipal Finance Authority Revenue Bonds 225 5.000 10/01/32 235
California Municipal Finance Authority Revenue Bonds 250 5.000 10/01/36 258
California Municipal Finance Authority Revenue Bonds (Þ) 1,500 5.000 11/01/36 1,509
California Municipal Finance Authority Revenue Bonds (Þ) 1,130 5.000 10/01/39 1,109
California Municipal Finance Authority Revenue Bonds 1,000 4.250 02/01/40 1,004
California Municipal Finance Authority Revenue Bonds (Þ) 1,000 5.375 11/01/40 1,005
California Municipal Finance Authority Revenue Bonds 25 5.000 02/01/42 25
California Municipal Finance Authority Revenue Bonds 6,650 5.000 12/31/43 6,533
California Municipal Finance Authority Revenue Bonds (Þ) 1,815 5.000 07/01/49 1,706
California Municipal Finance Authority Revenue Bonds 2,000 4.000 10/01/49 1,769
California Municipal Finance Authority Revenue Bonds (Þ) 60 5.000 10/01/49 56
California Municipal Finance Authority Revenue Bonds 3,700 5.000 06/01/50 3,710
California Municipal Finance Authority Revenue Bonds (µ) 1,000 3.000 05/15/51 743
California Municipal Finance Authority Revenue Bonds 100 4.000 07/01/51 78
California Municipal Finance Authority Revenue Bonds 250 5.000 07/01/52 240
California Municipal Finance Authority Revenue Bonds (Þ) 65 5.000 07/01/52 59
California Municipal Finance Authority Revenue Bonds (Þ) 95 5.000 10/01/54 88
California Municipal Finance Authority Revenue Bonds 400 5.000 12/01/54 422
California Municipal Finance Authority Revenue Bonds 50 4.000 07/01/55 38
California Municipal Finance Authority Revenue Bonds 275 5.000 07/01/62 258
California Municipal Finance Authority Special Tax 250 5.000 09/01/52 252
California Municipal Finance Authority Special Tax 575 5.000 09/01/57 575
California Pollution Control Financing Authority Revenue Bonds 1,000 3.375 07/01/25 996

See accompanying notes which are an integral part of the financial statements.
498 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
California Pollution Control Financing Authority Revenue Bonds (Þ) 250 5.000 07/01/35 270
California Pollution Control Financing Authority Revenue Bonds (Þ) 500 5.000 07/01/37 534
California Pollution Control Financing Authority Revenue Bonds (Æ)(Ø)(Þ) 1,490 7.500 12/01/40 112
California Pollution Control Financing Authority Revenue Bonds (Þ) 2,590 5.000 11/21/45 2,612
California Public Finance Authority Revenue Bonds 200 5.500 09/01/48 202
California Public Finance Authority Revenue Bonds (Þ) 600 6.250 07/01/54 624
California School Finance Authority Revenue Bonds (Þ) 1,000 5.000 07/01/37 984
California School Finance Authority Revenue Bonds (Þ) 465 4.000 07/01/38 429
California School Finance Authority Revenue Bonds (Þ) 1,000 5.000 08/01/42 1,001
California School Finance Authority Revenue Bonds (Þ) 60 4.000 07/01/45 49
California School Finance Authority Revenue Bonds (Þ) 500 5.000 08/01/45 495
California School Finance Authority Revenue Bonds (Þ) 1,100 4.000 10/01/46 904
California School Finance Authority Revenue Bonds (Þ) 125 5.500 08/01/47 127
California School Finance Authority Revenue Bonds (Þ) 400 5.000 07/01/50 373
California School Finance Authority Revenue Bonds (Þ) 1,600 4.000 06/01/51 1,258
California School Finance Authority Revenue Bonds (Þ) 975 6.375 06/01/52 1,004
California School Finance Authority Revenue Bonds (Þ) 250 5.000 07/01/52 228
California School Finance Authority Revenue Bonds (Þ) 250 5.250 07/01/52 252
California School Finance Authority Revenue Bonds (Þ) 170 5.000 10/01/52 159
California School Finance Authority Revenue Bonds (Þ) 1,000 4.000 11/01/55 802
California School Finance Authority Revenue Bonds (Þ) 250 5.375 07/01/56 253
California School Finance Authority Revenue Bonds (Þ) 600 5.000 06/01/58 550
California School Finance Authority Revenue Bonds (Þ) 150 5.000 07/01/59 137
California School Finance Authority Revenue Bonds (Þ) 80 4.000 06/01/61 54
California School Finance Authority Revenue Bonds (Þ) 100 5.000 06/01/61 88
California School Finance Authority Revenue Bonds (Þ) 315 5.000 07/01/61 281
California School Finance Authority Revenue Bonds (Þ) 250 5.000 10/01/61 228
California School Finance Authority Revenue Bonds (Þ) 250 5.250 03/01/62 181
California School Finance Authority Revenue Bonds (Þ) 385 6.375 04/01/62 388
California School Finance Authority Revenue Bonds (Þ) 500 6.500 06/01/62 515
California School Finance Authority Revenue Bonds (Þ) 250 5.500 07/01/62 253
California Statewide Communities Development Authority Revenue Bonds 460 5.000 05/15/32 467
California Statewide Communities Development Authority Revenue Bonds (Þ) 200 5.000 11/01/32 204
California Statewide Communities Development Authority Revenue Bonds 500 5.000 08/01/37 511
California Statewide Communities Development Authority Revenue Bonds (Þ) 200 5.250 07/01/39 202
California Statewide Communities Development Authority Revenue Bonds (Þ) 400 5.000 12/01/41 402
California Statewide Communities Development Authority Revenue Bonds (Þ) 8,100 5.000 12/01/46 8,114
California Statewide Communities Development Authority Revenue Bonds 1,225 5.000 04/01/47 1,243
California Statewide Communities Development Authority Revenue Bonds 275 5.000 05/15/47 276
California Statewide Communities Development Authority Revenue Bonds (Þ) 250 5.250 07/01/49 249
California Statewide Communities Development Authority Revenue Bonds (~)(ae)(Ê)
(Þ) 1,230 8.000 01/01/50 1,262
California Statewide Communities Development Authority Revenue Bonds (Þ) 100 5.000 06/01/51 95
California Statewide Communities Development Authority Revenue Bonds 1,445 5.500 12/01/54 1,449
California Statewide Communities Development Authority Revenue Bonds (Þ) 935 5.250 12/01/56 939
California Statewide Communities Development Authority Revenue Bonds (Þ) 1,000 5.500 12/01/58 1,018
California Statewide Communities Development Authority Special Assessment 70 5.000 09/02/39 73
California Statewide Communities Development Authority Special Assessment 45 5.000 09/02/44 46
California Statewide Communities Development Authority Special Assessment 470 4.000 09/02/50 383

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 499
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
California Statewide Communities Development Authority Special Tax 600 4.000 09/01/40 574
California Statewide Communities Development Authority Special Tax 1,300 4.000 09/01/50 1,141
California Statewide Communities Development Authority Special Tax 300 4.000 09/01/51 259
California Statewide Communities Development Authority Special Tax 500 5.000 09/01/52 485
California Statewide Communities Development Authority Special Tax 1,775 5.250 09/01/52 1,779
California Statewide Financing Authority Revenue Bonds 1,450 5.250 12/01/44 1,454
California Statewide Financing Authority Revenue Bonds 3,325 7.459 06/01/46 543
City & County of San Francisco Community Facilities District No. 2016-1 Special
Tax 75 4.000 09/01/46 66
City & County of San Francisco Community Facilities District No. 2016-1 Special
Tax 75 4.000 09/01/51 64
City & County of San Francisco Special Tax District No. 2020-1 Special Tax (Þ) 100 4.000 09/01/51 80
City & County of San Francisco Special Tax District No. 2020-1 Special Tax (Þ) 275 5.750 09/01/53 277
City of Dublin Special Assessment 100 5.375 09/01/51 101
City of Irvine Special Tax (µ) 100 5.000 09/01/51 103
City of Long Beach Marina System Revenue Bonds 225 5.000 05/15/40 225
City of Long Beach Marina System Revenue Bonds 1,185 5.000 05/15/45 1,181
City of Los Angeles Department of Airports Revenue Bonds 50 4.125 05/15/43 48
City of Los Angeles Department of Airports Revenue Bonds 2,500 5.250 05/15/48 2,567
City of Los Angeles Department of Airports Revenue Bonds 1,700 4.000 05/15/50 1,577
City of Oroville Revenue Bonds 100 5.250 04/01/34 70
City of Oroville Revenue Bonds 185 5.250 04/01/39 127
City of Oroville Revenue Bonds 1,335 5.250 04/01/49 909
City of Oroville Revenue Bonds 1,000 5.250 04/01/54 681
City of Palm Desert Special Tax 100 3.000 09/01/31 92
City of Palm Desert Special Tax 100 4.000 09/01/51 83
City of Roseville Special Tax 25 4.000 09/01/40 23
City of Roseville Special Tax 50 4.000 09/01/45 43
City of Roseville Special Tax 1,550 4.000 09/01/50 1,315
City of Roseville Special Tax 150 5.250 09/01/53 149
CMFA Special Finance Agency Revenue Bonds (Þ) 285 3.000 12/01/56 196
CMFA Special Finance Agency VIII Revenue Bonds (Þ) 350 3.000 08/01/56 231
Coachella Valley Unified School District General Obligation Unlimited (µ) 2,500 16.733 08/01/43 1,049
County of El Dorado Special Tax 80 5.000 09/01/49 81
County of Los Angeles Community Facilities District No. 2021-01 Special Tax 225 5.000 09/01/52 224
County of Placer Community Facilities District Special Tax 920 3.000 09/01/41 699
County of San Diego Special Tax 40 3.000 09/01/50 27
CSCDA Community Improvement Authority Revenue Bonds (Þ) 525 3.600 05/01/47 430
CSCDA Community Improvement Authority Revenue Bonds (Þ) 1,250 4.000 10/01/56 948
CSCDA Community Improvement Authority Revenue Bonds (Þ) 775 3.000 12/01/56 532
CSCDA Community Improvement Authority Revenue Bonds (Þ) 1,000 3.000 02/01/57 682
CSCDA Community Improvement Authority Revenue Bonds (Þ) 100 3.250 04/01/57 70
Dublin Community Facilities District Improvement Area No. 1 Special Tax 100 5.000 09/01/37 103
Dublin Community Facilities District Improvement Area No. 1 Special Tax 340 5.000 09/01/47 343
Fairfield Community Facilities District Special Tax 150 5.000 09/01/50 150
Foothill/Eastern Transportation Corridor Agency Revenue Bonds 6,531 4.000 01/15/46 6,267
Foothill/Eastern Transportation Corridor Agency Revenue Bonds (µ) 4,074 4.000 01/15/46 3,994
Fremont Community Facilities District No. 1 Special Tax 1,255 5.000 09/01/26 1,273
Golden State Tobacco Securitization Corp. Revenue Bonds 1,290 3.850 06/01/50 1,177

See accompanying notes which are an integral part of the financial statements.
500 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Golden State Tobacco Securitization Corp. Revenue Bonds 2,365 5.000 06/01/51 2,445
Golden State Tobacco Securitization Corp. Revenue Bonds 61,075
Zero
coupon 06/01/66 6,176
Hastings Campus Housing Finance Authority Revenue Bonds (Þ) 5,500 5.000 07/01/45 5,068
Independent Cities Finance Authority Revenue Bonds (µ)(Þ) 900 4.000 06/01/46 885
Inland Empire Tobacco Securitization Authority Revenue Bonds 80 3.678 06/01/38 75
Inland Empire Tobacco Securitization Corp. Revenue Bonds 2,550
Zero
coupon 06/01/57 208
Irvine Unified School District Special Tax Bonds 570 5.000 03/01/57 575
Jurupa Public Financing Authority Special Tax 1,000 5.000 09/01/43 1,017
Moreno Valley Unified School District General Obligation Unlimited (µ) 1,000 3.000 08/01/50 764
M-S-R Energy Authority Revenue Bonds 2,700 6.500 11/01/39 3,368
Natomas Unified School District General Obligation Unlimited (µ) 425 4.000 08/01/42 419
Northern California Gas Authority No. 1 Revenue Bonds (CME Term SOFR 3 Month
+ 0.720%)(Ê) 995 1.680 07/01/27 990
Orange County Convention Center Revenue Bonds 115 5.500 08/15/53 117
Oxnard School District General Obligation Unlimited (~)(µ)(Ê) 465 2.000 08/01/47 485
River Islands Public Financing Authority Special Tax 230 5.250 09/01/47 232
River Islands Public Financing Authority Special Tax 330 5.000 09/01/52 315
River Islands Public Financing Authority Special Tax (µ) 1,750 5.250 09/01/52 1,883
Riverside County Public Financing Authority Tax Allocation (µ) 150 4.000 10/01/40 149
Riverside County Redevelopment Successor Agency Tax Allocation (µ) 300 4.000 10/01/39 301
Riverside County Redevelopment Successor Agency Tax Allocation (µ) 125 4.000 10/01/40 125
Sacramento County Water Financing Authority Revenue Bonds (CME Term SOFR 3
Month + 0.550%)(µ)(Ê) 170 0.785 06/01/34 163
San Diego County Regional Airport Authority Revenue Bonds 2,000 4.000 07/01/56 1,786
San Francisco City & County Airports Commission International Airport Revenue
Bonds 6,485 5.000 05/01/49 6,608
San Francisco City & County Redevelopment Agency Tax Allocation 1,190 5.000 08/01/35 1,236
San Gorgonio Memorial Health Care District General Obligation Unlimited 75 4.000 08/01/32 67
San Gorgonio Memorial Health Care District General Obligation Unlimited 100 4.000 08/01/33 88
San Gorgonio Memorial Health Care District General Obligation Unlimited 100 4.000 08/01/34 87
San Gorgonio Memorial Health Care District General Obligation Unlimited 100 4.000 08/01/35 86
San Gorgonio Memorial Health Care District General Obligation Unlimited 100 4.000 08/01/36 84
San Jacinto Community Facilities District Special Tax 280 5.000 09/01/33 285
San Jacinto Community Facilities District Special Tax 335 5.000 09/01/34 340
San Joaquin Hills Transportation Corridor Agency Revenue Bonds 1,000 5.000 01/15/29 1,011
Silicon Valley Tobacco Securitization Authority Revenue Bonds 2,250
Zero
coupon 06/01/56 207
Silicon Valley Tobacco Securitization Authority Revenue Bonds 7,300 8.018 06/01/56 736
Southern California Public Power Authority Revenue Bonds (~)(Ê) 15,000 4.200 07/01/35 15,000
State of California General Obligation Unlimited 2,000 5.000 08/01/46 2,049
State of California General Obligation Unlimited 230 4.000 04/01/49 225
Tobacco Securitization Authority of Southern California Revenue Bonds 415 5.000 06/01/48 424
Tobacco Securitization Authority of Southern California Revenue Bonds 515 5.810 06/01/54 100
University of California Revenue Bonds 450 3.000 05/15/51 342
William S Hart Union High School District Special Tax 25 5.000 09/01/47 25
168,271
Colorado - 3.7%
3rd and Havana Metropolitan District General Obligation Limited 750 5.250 12/01/49 625
Allison Valley Metropolitan District No. 1 General Obligation Limited 500 5.000 12/01/47 445

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 501
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Arista Metropolitan District General Obligation Unlimited (~)(Ê) 500 8.250 12/15/39 510
Aurora Crossroads Metropolitan District No. 2 General Obligation Limited 500 7.750 12/15/50 465
Banning Lewis Ranch Metropolitan District No. 8 General Obligation Limited (Þ) 500 4.875 12/01/51 380
Banning Lewis Ranch Regional Metropolitan District No. 2 General Obligation
Limited 500 5.750 12/01/51 438
Belford North Metropolitan District General Obligation Limited 500 8.500 12/15/50 467
Bent Grass Metropolitan District General Obligation Limited (Þ) 500 5.250 12/01/49 465
BNC Metropolitan District No. 1 General Obligation Limited 822 7.375 12/15/47 776
Brighton Crossing Metropolitan District No. 4 General Obligation Limited 1,220 5.000 12/01/47 1,142
Brighton Crossing Metropolitan District No. 6 General Obligation Limited 500 5.000 12/01/50 427
Canyon Pines Metropolitan District Special Improvement District No. 1 Special
Assessment 2,000 3.750 12/01/40 1,540
Canyons Metropolitan District No. 5 General Obligation Limited 500 6.125 12/01/47 493
Cascade Ridge Metropolitan District General Obligation Limited 500 5.000 12/01/51 417
Castleview Metropolitan District No. 1 General Obligation Limited 500 5.000 12/01/50 401
Cherry Creek South Metropolitan District No. 5 General Obligation Limited 600 6.000 12/01/51 488
Citadel on Colfax Business Improvement District Revenue Bonds 350 5.350 12/01/50 312
Citadel on Colfax Business Improvement District Revenue Bonds 365 7.875 12/15/50 335
City & County of Denver Special Facilities Airport Revenue Bonds 3,615 5.000 10/01/32 3,609
Cloverleaf Metropolitan District General Obligation Limited 500 6.000 12/01/51 496
Colorado Educational & Cultural Facilities Authority Revenue Bonds 500 5.000 11/01/49 461
Colorado Educational & Cultural Facilities Authority Revenue Bonds 25 4.000 05/01/51 19
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Þ) 1,935 4.000 07/01/51 1,461
Colorado Educational & Cultural Facilities Authority Revenue Bonds 205 3.000 08/01/51 134
Colorado Educational & Cultural Facilities Authority Revenue Bonds (µ) 2,000 4.000 06/01/52 1,710
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Þ) 400 6.250 07/01/53 402
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Þ) 300 5.800 04/01/54 301
Colorado Educational & Cultural Facilities Authority Revenue Bonds 170 5.000 09/01/57 161
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Þ) 200 5.750 04/01/59 198
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Þ) 330 5.000 10/01/59 294
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Þ) 435 5.000 02/01/61 378
Colorado Educational & Cultural Facilities Authority Revenue Bonds 1,350 4.000 05/01/61 980
Colorado Educational & Cultural Facilities Authority Revenue Bonds 125 4.000 10/01/61 91
Colorado Educational & Cultural Facilities Authority Revenue Bonds 175 5.000 09/01/62 164
Colorado Health Facilities Authority Revenue Bonds 515 6.000 07/01/31 495
Colorado Health Facilities Authority Revenue Bonds 810 6.000 07/01/36 798
Colorado Health Facilities Authority Revenue Bonds 400 4.000 08/01/39 384
Colorado Health Facilities Authority Revenue Bonds 50 4.000 01/01/42 42
Colorado Health Facilities Authority Revenue Bonds 2,225 4.000 08/01/44 2,088
Colorado Health Facilities Authority Revenue Bonds (ae) 190 5.000 06/01/47 200
Colorado Health Facilities Authority Revenue Bonds 135 3.250 08/01/49 100
Colorado Health Facilities Authority Revenue Bonds 2,000 5.250 11/01/52 2,110
Colorado Health Facilities Authority Revenue Bonds 400 5.250 12/01/54 426
Colorado Health Facilities Authority Revenue Bonds (~)(Ê) 1,834 5.000 07/01/57 1,383
Colorado High Performance Transportation Enterprise Revenue Bonds 100 5.000 12/31/51 100
Colorado High Performance Transportation Enterprise Revenue Bonds 820 5.000 12/31/56 821
Colorado School of Mines Revenue Bonds 1,850 4.000 12/01/49 1,790
Colorado Springs Urban Renewal Authority Tax Allocation (Æ)(Ø) 500 5.750 12/01/47 406
Constitution Heights Metropolitan District General Obligation Limited 1,765 5.000 12/01/49 1,615

See accompanying notes which are an integral part of the financial statements.
502 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Copper Ridge Metropolitan District Revenue Bonds 725 5.000 12/01/39 676
Copperleaf Metropolitan District No. 2 General Obligation Limited (~)(Ê) 500 6.000 12/15/41 479
Copperleaf Metropolitan District No. 9 General Obligation Limited 500 4.875 12/01/51 392
Cornerstar Metropolitan District General Obligation Limited 500 5.250 12/01/47 477
Creekside Village Metropolitan District General Obligation Limited 489 5.000 12/01/49 444
Creekwalk Marketplace Business Improvement District Revenue Bonds (Þ) 555 5.500 12/01/39 486
Creekwalk Marketplace Business Improvement District Revenue Bonds (Þ) 975 5.750 12/01/49 828
Creekwalk Marketplace Business Improvement District Revenue Bonds (Þ) 280 8.000 12/15/49 250
Denver Convention Center Hotel Authority Revenue Bonds 375 5.000 12/01/31 383
Denver Health & Hospital Authority Certificate of Participation 25 5.000 12/01/32 26
Denver Health & Hospital Authority Certificate of Participation 175 4.000 12/01/38 158
Denver Health & Hospital Authority Certificate of Participation 110 5.000 12/01/48 102
Denver Health & Hospital Authority Revenue Bonds (Þ) 300 5.000 12/01/34 308
Denver Health & Hospital Authority Revenue Bonds (Þ) 200 4.000 12/01/35 186
Denver Health & Hospital Authority Revenue Bonds (Þ) 200 4.000 12/01/36 183
Denver Health & Hospital Authority Revenue Bonds 100 4.000 12/01/39 89
Denver Health & Hospital Authority Revenue Bonds 50 4.000 12/01/40 44
Denver Health & Hospital Authority Revenue Bonds 1,500 5.250 12/01/45 1,500
Denver International Business Center Metropolitan District No. 1 General Obligation
Unlimited 300 3.750 12/01/39 251
Denver International Business Center Metropolitan District No. 1 General Obligation
Unlimited 350 4.000 12/01/48 282
Denver Urban Renewal Authority Tax Allocation (Þ) 545 5.250 12/01/39 548
Dinosaur Ridge Metropolitan District Revenue Bonds 175 5.000 06/01/49 163
Fiddlers Business Improvement District General Obligation Unlimited (Þ) 1,250 5.550 12/01/47 1,265
Four Corners Business Improvement District General Obligation Limited 500 6.000 12/01/52 458
Glen Metropolitan District No. 3 General Obligation Limited 500 4.250 12/01/51 367
Greenspire Metropolitan District No. 1 General Obligation Limited 500 5.125 12/01/51 442
High Plains Metropolitan District General Obligation Unlimited (µ) 25 5.000 12/01/35 26
High Plains Metropolitan District General Obligation Unlimited (µ) 250 4.000 12/01/47 237
Highlands Metropolitan District No. 1 General Obligation Limited 500 5.000 12/01/51 411
Jefferson Center Metropolitan District No. 1 Revenue Bonds 1,350 4.375 12/01/47 1,148
Johnstown Farms East Metropolitan District General Obligation Limited 500 5.000 12/01/51 419
Johnstown Plaza Metropolitan District General Obligation Limited 2,312 4.250 12/01/46 1,873
Jones District Community Authority Board Revenue Bonds 500 5.750 12/01/50 444
Kremmling Memorial Hospital District Certificate of Participation (Þ) 1,000 6.625 12/01/56 937
Loretto Heights Community Authority Revenue Bonds 500 4.875 12/01/51 388
Meridian Ranch Metropolitan District Revenue Bonds 500 6.750 12/01/52 500
Mirabelle Metropolitan District No. 2 General Obligation Limited 700 5.000 12/01/39 670
Mirabelle Metropolitan District No. 2 General Obligation Limited 500 5.000 12/01/49 450
Murphy Creek Metropolitan District No. 4 General Obligation Limited 850 5.000 12/01/51 711
Murphy Creek Metropolitan District No. 5 General Obligation Limited 500 6.000 12/01/52 487
Nexus North at DIA Metropolitan District General Obligation Limited 500 5.000 12/01/51 424
North Range Metropolitan District No. 2 General Obligation Limited 1,000 5.750 12/01/47 984
North Range Metropolitan District No. 2 General Obligation Limited (~)(Ê) 500 7.750 12/15/47 496
Northglenn Urban Renewal Authority Tax Allocation 10 4.000 12/01/34 10
Northglenn Urban Renewal Authority Tax Allocation 30 4.000 12/01/36 29
Northglenn Urban Renewal Authority Tax Allocation 10 4.000 12/01/38 9
Parkdale Community Authority Revenue Bonds (Þ) 500 7.750 12/01/27 363

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 503
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Parkdale Community Authority Revenue Bonds 500 5.250 12/01/50 448
Parkdale Community Authority Revenue Bonds 500 7.750 12/15/50 454
Powhaton Community Authority Revenue Bonds 500 5.000 12/01/51 421
Prairie Center Metropolitan District No. 3 General Obligation Limited 500 5.875 12/15/46 525
Prairie Center Metropolitan District No. 3 Revenue Bonds (Þ) 500 5.000 12/15/41 495
Prairie Center Metropolitan District No. 7 General Obligation Limited 1,425 4.875 12/15/44 1,229
Pronghorn Valley Metropolitan District General Obligation Limited 515 3.750 12/01/41 402
Pueblo Urban Renewal Authority Tax Allocation (Þ) 100
Zero
coupon 12/01/25 89
Pueblo Urban Renewal Authority Tax Allocation (Þ) 350 4.750 12/01/45 233
RRC Metropolitan District No. 2 Revenue Bonds 500 5.250 12/01/51 420
Second Creek Farm Metropolitan District No. 3 General Obligation Limited 500 5.000 12/01/49 454
Senac South Metropolitan District No. 1 General Obligation Limited 625 5.250 12/01/51 537
South Timnath Metropolitan District No. 1 General Obligation Limited 720 5.500 12/01/48 604
Southlands Metropolitan District No. 1 General Obligation Unlimited 1,000 5.000 12/01/37 995
Southlands Metropolitan District No. 1 General Obligation Unlimited 1,000 5.000 12/01/47 954
State Vrain Lakes Metropolitan District No. 2 General Obligation Limited 500 5.125 12/01/47 476
Sterling Hills West Metropolitan District General Obligation Limited 100 5.000 12/01/39 103
Sterling Ranch Community Authority Board Special Assessment 500 5.625 12/01/43 507
Takoda Metropolitan District General Obligation Bonds 500 6.000 12/01/50 519
Timnath Ranch Metropolitan District No. 4 General Obligation Unlimited 500 5.250 12/01/37 494
Village at Southgate Metropolitan District General Obligation Limited (Þ) 1,364 5.625 12/01/48 1,323
Waterview II Metropolitan District General Obligation Limited 500 5.000 12/01/51 426
West Meadow Metropolitan District General Obligation Limited (Þ) 500 6.500 12/01/50 513
West Virginia Economic Development Authority Revenue Bonds 115 5.375 05/01/43 115
Westerly Metropolitan District No. 4 General Obligation Limited 500 5.000 12/01/50 419
Windler Public Improvement Authority Revenue Bonds 600
Zero
coupon 12/01/51 351
Windler Public Improvement Authority Revenue Bonds 750 4.125 12/01/51 529
Winsome Metropolitan District No. 3 General Obligation Limited (Þ) 500 5.125 12/01/50 414
69,995
Connecticut - 0.9%
City of New Haven General Obligation Unlimited 100 5.500 08/01/34 107
City of New Haven General Obligation Unlimited 1,100 5.500 08/01/38 1,160
City of West Haven General Obligation Unlimited 400 5.000 11/01/32 415
City of West Haven General Obligation Unlimited 700 5.000 11/01/37 720
Connecticut State Health & Educational Facilities Authority Revenue Bonds 3,535 4.000 07/01/39 2,882
Connecticut State Health & Educational Facilities Authority Revenue Bonds (Þ) 1,000 5.000 07/01/39 941
Connecticut State Health & Educational Facilities Authority Revenue Bonds 720 4.000 07/01/41 595
Connecticut State Health & Educational Facilities Authority Revenue Bonds (Þ) 1,100 5.000 01/01/45 916
Connecticut State Health & Educational Facilities Authority Revenue Bonds 175 4.000 07/01/49 127
Connecticut State Health & Educational Facilities Authority Revenue Bonds 1,250 4.000 07/01/51 932
Connecticut State Health & Educational Facilities Authority Revenue Bonds 205 5.375 07/01/52 188
Connecticut State Health & Educational Facilities Authority Revenue Bonds (Þ) 225 5.000 01/01/55 174
Hartford Stadium Authority Revenue Bonds 250 5.000 02/01/36 250
Hartford Stadium Authority Revenue Bonds 420 4.000 02/01/42 365
Mohegan Tribal Finance Authority Revenue Bonds (Þ) 2,070 7.000 02/01/45 2,070
Stamford Housing Authority Revenue Bonds (Þ) 400 11.000 12/01/27 448
State of Connecticut Bradley International Airport CFC Revenue Bonds 250 4.000 07/01/49 221
State of Connecticut General Obligation Unlimited 120 5.000 06/15/29 129

See accompanying notes which are an integral part of the financial statements.
504 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
State of Connecticut General Obligation Unlimited 1,500 5.000 06/15/31 1,605
Steel Point Infrastructure Improvement District Tax Allocation (Þ) 2,200 4.000 04/01/51 1,729
Town of Hamden Revenue Bonds 750 7.000 01/01/53 791
16,765
Delaware - 0.1%
Delaware State Economic Development Authority Revenue Bonds 45 5.000 08/01/49 42
Delaware State Economic Development Authority Revenue Bonds 100 5.000 09/01/50 98
Delaware State Economic Development Authority Revenue Bonds 75 4.000 06/01/52 56
Delaware State Economic Development Authority Revenue Bonds 75 4.000 06/01/57 54
Delaware State Health Facilities Authority Revenue Bonds 335 4.000 07/01/43 319
Town of Bridgeville Special Tax 310 4.000 07/01/35 304
873
District of Columbia - 1.0%
District of Columbia Revenue Bonds 2,510 5.000 10/01/35 2,488
District of Columbia Revenue Bonds 750 5.000 07/01/37 743
District of Columbia Revenue Bonds 1,000 5.000 07/01/47 997
District of Columbia Revenue Bonds 575 5.250 05/01/48 630
District of Columbia Revenue Bonds 1,000 5.000 06/01/55 859
District of Columbia Tobacco Settlement Financing Corp. Revenue Bonds 9,250 7.666 06/15/46 2,153
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 1,000 5.000 10/01/43 1,023
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 1,510 4.000 10/01/44 1,429
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 7,620 4.000 10/01/49 6,937
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds (µ) 1,280 3.000 10/01/50 935
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 100 4.000 10/01/53 90
18,284
Florida - 11.4%
Abbott Square Community Development District Special Assessment 115 5.500 06/15/52 116
Alachua County Health Facilities Authority Revenue Bonds 1,500 4.000 10/01/46 1,205
Anthem Park Community Development District Special Assessment 125 4.750 05/01/36 124
Arbors Community Development District Special Assessment 200 5.625 05/01/53 205
Armstrong Community Development District Special Assessment 30 4.000 11/01/40 26
Armstrong Community Development District Special Assessment 160 4.000 11/01/50 129
Artisan Lakes East Community Development District Special Assessment 145 2.300 05/01/26 139
Artisan Lakes East Community Development District Special Assessment 250 2.750 05/01/31 224
Artisan Lakes East Community Development District Special Assessment 945 3.125 05/01/41 743
Artisan Lakes East Community Development District Special Assessment 450 4.000 05/01/51 363
Astonia Community Development District Special Assessment (Þ) 1,380 3.200 05/01/41 1,105
Avalon Groves Community Development District Special Assessment 50 3.125 05/01/41 40
Avalon Groves Community Development District Special Assessment 25 3.375 05/01/41 20
Avalon Groves Community Development District Special Assessment 150 6.000 05/01/48 157
Avalon Park West Community Development District Special Assessment 100 5.625 05/01/52 102
Ave Maria Stewardship Community District Special Assessment (Þ) 2,380 5.250 05/01/43 2,386
Avelar Creek Community Development District Special Assessment 95 4.000 05/01/36 93
Avenir Community Development District Special Assessment 150 5.250 05/01/29 149
Avenir Community Development District Special Assessment (Þ) 700 5.000 05/01/41 692
Avenir Community Development District Special Assessment 150 5.375 05/01/43 150
Avenir Community Development District Special Assessment 390 3.400 05/01/52 282
Avenir Community Development District Special Assessment 500 5.625 05/01/54 504
Aviary at Rutland Ranch Community Development District Special Assessment (Þ) 100 4.500 06/01/39 94

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 505
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Aviary at Rutland Ranch Community Development District Special Assessment (Þ) 100 4.625 06/01/49 90
Babcock Ranch Community Independent Special District Special Assessment
Revenue Bonds 100 5.000 11/01/31 101
Babcock Ranch Community Independent Special District Special Assessment
Revenue Bonds (Þ) 1,060 5.000 11/01/39 1,069
Babcock Ranch Community Independent Special District Special Assessment
Revenue Bonds 1,250 3.200 05/01/41 970
Babcock Ranch Community Independent Special District Special Assessment
Revenue Bonds 500 5.000 05/01/42 486
Bannon Lakes Community Development District Special Assessment 100 5.000 11/01/48 96
Bartram Park Community Development District Special Assessment 465 4.250 05/01/29 468
Bartram Park Community Development District Special Assessment 485 4.500 05/01/35 486
Bay Laurel Center Community Development District Special Assessment 90 4.000 05/01/37 85
Baywinds Community Development District Special Assessment 175 4.250 05/01/37 172
Beaumont Community Development District Special Assessment (Þ) 90 6.375 11/01/49 93
Berry Bay Community Development District Special Assessment 155 2.625 05/01/26 150
Berry Bay Community Development District Special Assessment 150 5.750 05/01/53 153
Biscayne Drive Estates Community Development District Special Assessment 100 6.000 06/15/52 103
Black Creek Community Development District Special Assessment 25 3.750 06/15/40 21
Black Creek Community Development District Special Assessment 50 4.000 06/15/50 41
Blue Lake Community Development District Special Assessment 100 4.250 06/15/39 92
Bonterra Community Development District Special Assessment 1,570 4.125 05/01/47 1,410
Bonterra Community Development District Special Assessment 590 5.000 05/01/47 568
Botaniko Community Development District Special Assessment 30 3.625 05/01/40 25
Bradbury Community Development District Special Assessment 200 5.250 05/01/43 199
Bradbury Community Development District Special Assessment 250 5.500 05/01/53 249
Bridgewalk Community Development District Special Assessment 60 6.500 12/15/53 63
Bridgewater North Community Development District Special Assessment 125 4.000 05/01/52 96
Brightwater Community Development District Revenue Bonds 250 3.150 05/01/41 194
Brookstone Community Development District Special Assessment 250 5.625 05/01/52 253
Buckhead Trails Community Development District Special Assessment 100 5.625 05/01/42 101
Buckhead Trails Community Development District Special Assessment 100 5.750 05/01/52 100
Buckhead Trails Community Development District Special Assessment 125 5.875 05/01/54 123
Buena Lago Community Development District Revenue Bonds 100 5.500 05/01/52 102
Campo Bello Community Development District Special Assessment 100 4.000 12/15/39 89
Campo Bello Community Development District Special Assessment 150 4.000 12/15/49 122
Capital Projects Finance Authority Revenue Bonds 1,000 5.000 11/01/58 952
Capital Trust Agency, Inc. Revenue Bonds (Þ) 2,000 4.500 01/01/35 1,890
Capital Trust Agency, Inc. Revenue Bonds (Þ) 325 5.000 06/01/41 299
Capital Trust Agency, Inc. Revenue Bonds (Þ) 300 5.250 12/01/43 294
Capital Trust Agency, Inc. Revenue Bonds (Þ) 425 6.250 05/01/48 427
Capital Trust Agency, Inc. Revenue Bonds (Þ) 1,255 5.000 12/15/49 1,117
Capital Trust Agency, Inc. Revenue Bonds (Þ) 100 4.000 07/01/51 75
Capital Trust Agency, Inc. Revenue Bonds (Þ) 400 6.375 05/01/53 403
Capital Trust Agency, Inc. Revenue Bonds (Þ) 100 6.500 06/15/54 100
Capital Trust Agency, Inc. Revenue Bonds (Þ) 100 4.000 07/01/56 72
Capital Trust Agency, Inc. Revenue Bonds (Þ) 150 5.000 12/01/56 117
Capital Trust Agency, Inc. Revenue Bonds (Þ) 5,405 5.250 12/01/58 5,130
Capital Trust Agency, Inc. Revenue Bonds 4,000 1.798 01/01/60 284
Caribe Palm Community Development District Special Assessment 94 4.000 05/01/25 94

See accompanying notes which are an integral part of the financial statements.
506 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Caribe Palm Community Development District Special Assessment 97 4.000 05/01/26 97
Caribe Palm Community Development District Special Assessment 545 4.500 05/01/35 546
Caymas Community Development District Special Assessment 100 5.625 05/01/54 98
Center Lake Ranch West Community Development District Special Assessment 225 6.000 05/01/54 230
Centre Lake Community Development District Special Assessment 1,025 4.000 05/01/52 874
Century Gardens at Tamiami Community Development District Special Assessment 535 4.125 11/01/38 492
Century Gardens at Tamiami Community Development District Special Assessment 1,560 4.250 11/01/48 1,370
CFM Community Development District Special Assessment 590 4.000 05/01/51 475
Chapel Creek Community Development District Special Assessment (Þ) 40 3.375 05/01/41 32
Chapel Creek Community Development District Special Assessment (Þ) 60 4.000 05/01/52 48
Charles Cove Community Development District Special Assessment 100 4.000 05/01/52 80
Charlotte County Industrial Development Authority Revenue Bonds (Þ) 220 5.500 10/01/36 224
Charlotte County Industrial Development Authority Revenue Bonds (Þ) 350 5.000 10/01/49 343
Charlotte County Industrial Development Authority Revenue Bonds (Þ) 2,500 4.000 10/01/51 2,038
City of Atlantic Beach Revenue Bonds 1,000 5.000 11/15/37 1,000
City of Cape Coral Water & Sewer Revenue Bonds 1,000 4.000 10/01/36 1,002
City of Palmetto Revenue Bonds 75 5.250 06/01/52 75
City of Palmetto Revenue Bonds 150 5.375 06/01/57 151
City of Palmetto Revenue Bonds 125 5.625 06/01/62 127
City of Pompano Beach Revenue Bonds 90 1.450 01/01/27 85
City of Tampa Revenue Bonds 960 5.000 04/01/45 964
Cityplace Community Development District Special Assessment Revenue Bonds (µ) 1,550 4.562 05/01/46 1,406
Coddington Community Development District Special Assessment 100 5.750 05/01/52 102
Collier County Educational Facilities Authority Revenue Bonds 2,400 5.000 06/01/43 2,248
Collier County Health Facilities Authority Revenue Bonds 1,000 4.000 05/01/52 880
Concord Station Community Development District Special Assessment 275 3.625 05/01/35 263
Concord Station Community Development District Special Assessment 285 3.750 05/01/46 240
Concord Station Community Development District Special Assessment 100 4.750 05/01/46 93
Connerton East Community Development District Special Assessment 200 5.375 06/15/53 202
Copes Landing Community Development District Special Assessment 150 5.875 05/01/53 154
Coral Bay Lee County Community Development District Special Assessment 50 5.625 05/01/52 50
Coral Keys Homes Community Development District Special Assessment 90 4.000 05/01/40 81
Cordova Palms Community Development District Special Assessment 1,015 5.400 05/01/42 1,027
Cordova Palms Community Development District Special Assessment 1,745 4.000 05/01/52 1,399
Corkscrew Crossing Community Development District Special Assessment 150 5.300 05/01/53 147
Corkscrew Farms Community Development District Special Assessment (Þ) 50 5.000 11/01/38 50
Corkscrew Farms Community Development District Special Assessment (Þ) 100 5.125 11/01/50 97
Coronado Community Development District Special Assessment 25 4.000 05/01/31 24
Coronado Community Development District Special Assessment 44 4.250 05/01/38 41
Country Greens Community Development District Special Assessment 50 3.200 05/01/25 49
Country Greens Community Development District Special Assessment 345 3.875 05/01/31 334
Country Greens Community Development District Special Assessment 130 4.000 05/01/34 128
County of Broward Port Facilities Revenue Bonds 200 4.000 09/01/44 188
County of Broward Port Facilities Revenue Bonds 2,000 5.250 09/01/47 2,109
County of Lake Revenue Bonds 500 5.750 08/15/50 456
County of Miami-Dade Aviation Revenue Bonds 2,775 5.000 10/01/49 2,803
County of Miami-Dade Seaport Department Revenue Bonds 1,165 5.250 10/01/52 1,220
County of Monroe Airport Revenue Bonds 2,250 5.000 10/01/52 2,239

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 507
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
County of Osceola Transportation Revenue Bonds (ae) 3,700 6.000 10/01/36 4,263
County of Osceola Transportation Revenue Bonds 1,340 5.000 10/01/44 1,374
Cross Creek North Community Development District Special Assessment 200 4.500 05/01/52 180
Cross Creek North Community Development District Special Assessment 120 5.375 05/01/53 120
Crossings Community Development District Special Assessment 175 5.125 05/01/52 169
Cypress Bay West Community Development District Special Assessment 100 5.250 05/01/43 100
Cypress Bay West Community Development District Special Assessment 100 5.500 05/01/53 100
Cypress Park Estates Community Development District Special Assessment 85 5.000 05/01/42 82
Cypress Park Estates Community Development District Special Assessment 85 5.125 05/01/52 81
Davenport Road South Community Development District Special Assessment (Þ) 100 5.000 11/01/38 101
Davenport Road South Community Development District Special Assessment (Þ) 150 5.125 11/01/48 147
Deer Run Community Development District Special Assessment 190 5.400 05/01/39 194
Deer Run Community Development District Special Assessment 200 5.500 05/01/44 203
Deerbrook Community Development District Revenue Bonds 100 5.500 05/01/53 101
Del Webb Oak Creek Community Development District Special Assessment 350 5.250 05/01/53 349
Durbin Crossing Community Development District Special Assessment (µ) 75 3.750 05/01/34 74
Durbin Crossing Community Development District Special Assessment (µ) 120 4.000 05/01/37 121
DW Bayview Community Development District Special Assessment (Þ) 75 3.375 05/01/41 65
Eagle Hammock Community Development District Special Assessment 210 5.375 05/01/52 210
Eagle Pointe Community Development District Special Assessment (Þ) 75 4.125 05/01/40 67
Eagle Pointe Community Development District Special Assessment (Þ) 225 4.125 05/01/51 185
East 547 Community Development District Revenue Bonds 100 6.500 05/01/54 105
East Bonita Beach Road Community Development District Special Assessment (Þ) 625 5.000 11/01/38 631
East Nassau Stewardship District Special Assessment 1,270 3.500 05/01/41 1,032
Eden Hills Community Development District Special Assessment 50 4.000 05/01/42 44
Eden Hills Community Development District Special Assessment 200 4.125 05/01/52 163
Edgewater East Community Development District Special Assessment 75 3.600 05/01/41 63
Edgewater East Community Development District Special Assessment 150 4.000 05/01/42 130
Edgewater East Community Development District Special Assessment 470 4.000 05/01/52 370
Elevation Pointe Community Development District Special Assessment 700 4.400 05/01/42 637
Enclave at Black Point Marina Community Development District Special Assessment 130 3.000 05/01/24 130
Enclave at Black Point Marina Community Development District Special Assessment
Bonds 135 3.250 05/01/25 132
Enclave at Black Point Marina Community Development District Special Assessment
Bonds 140 3.500 05/01/26 135
Enclave at Black Point Marina Community Development District Special Assessment
Bonds 790 3.750 05/01/31 749
Enclave at Black Point Marina Community Development District Special Assessment
Bonds 1,170 4.000 05/01/37 1,098
Entrada Community Development District Special Assessment 150 5.800 05/01/53 154
Escambia County Health Facilities Authority Revenue Bonds 580 4.000 08/15/45 512
Escambia County Health Facilities Authority Revenue Bonds (µ) 255 3.000 08/15/50 184
Escambia County Health Facilities Authority Revenue Bonds 5,525 4.000 08/15/50 4,728
Esplanade Lake Club Community Development District Special Assessment 100 4.125 11/01/50 83
Fallschase Community Development District Special Assessment 100 3.375 05/01/41 80
Fallschase Community Development District Special Assessment 570 4.000 05/01/52 455
Fishhawk Ranch Community Development District Special Assessment (µ) 70 3.000 11/01/41 53
Florida Development Finance Corp. (~)(Ê)(Þ) 3,000 8.250 07/01/57 3,006
Florida Development Finance Corp. Revenue Bonds (~)(Ê)(Þ) 6,625 12.000 07/15/28 6,824
Florida Development Finance Corp. Revenue Bonds (Þ) 100 5.000 06/01/40 82

See accompanying notes which are an integral part of the financial statements.
508 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Florida Development Finance Corp. Revenue Bonds (µ) 940 4.000 02/01/46 892
Florida Development Finance Corp. Revenue Bonds (Þ) 100 4.000 06/30/46 75
Florida Development Finance Corp. Revenue Bonds 1,150 5.000 06/15/47 1,119
Florida Development Finance Corp. Revenue Bonds 2,000 5.250 07/01/47 2,058
Florida Development Finance Corp. Revenue Bonds (µ) 550 5.250 07/01/47 579
Florida Development Finance Corp. Revenue Bonds (~)(Ê)(Þ) 290 6.250 01/01/49 290
Florida Development Finance Corp. Revenue Bonds (~)(ae)(Ê)(Þ) 870 6.375 01/01/49 880
Florida Development Finance Corp. Revenue Bonds (~)(ae)(Ê)(Þ) 3,465 6.500 01/01/49 3,504
Florida Development Finance Corp. Revenue Bonds (Þ) 4,745 7.375 01/01/49 5,077
Florida Development Finance Corp. Revenue Bonds 100 5.000 06/01/50 86
Florida Development Finance Corp. Revenue Bonds (Þ) 125 5.250 06/01/50 104
Florida Development Finance Corp. Revenue Bonds (Þ) 115 5.000 09/15/50 100
Florida Development Finance Corp. Revenue Bonds (Þ) 125 5.000 06/01/51 102
Florida Development Finance Corp. Revenue Bonds (Þ) 500 4.000 07/01/51 408
Florida Development Finance Corp. Revenue Bonds 2,500 5.000 02/01/52 2,184
Florida Development Finance Corp. Revenue Bonds (Þ) 405 5.500 07/01/52 357
Florida Development Finance Corp. Revenue Bonds (Þ) 250 5.875 08/15/52 240
Florida Development Finance Corp. Revenue Bonds (Þ) 350 5.125 10/01/52 329
Florida Development Finance Corp. Revenue Bonds (µ) 1,000 5.250 07/01/53 1,041
Florida Development Finance Corp. Revenue Bonds 2,700 5.500 07/01/53 2,796
Florida Development Finance Corp. Revenue Bonds (Þ) 200 4.000 06/01/55 124
Florida Development Finance Corp. Revenue Bonds (Þ) 160 5.000 06/01/55 115
Florida Development Finance Corp. Revenue Bonds (Þ) 220 5.250 06/01/55 178
Florida Development Finance Corp. Revenue Bonds (Þ) 200 4.000 06/30/56 138
Florida Development Finance Corp. Revenue Bonds (Þ) 315 5.625 07/01/56 279
Florida Development Finance Corp. Revenue Bonds (Þ) 175 5.250 10/01/56 166
Florida Development Finance Corp. Revenue Bonds (Þ) 225 6.000 08/15/57 217
Florida Higher Educational Facilities Financial Authority Revenue Bonds 100 5.000 03/01/39 76
Florida Higher Educational Facilities Financial Authority Revenue Bonds 350 5.000 03/01/44 252
Florida Higher Educational Facilities Financial Authority Revenue Bonds (Þ) 1,350 5.000 06/01/48 1,234
Florida Higher Educational Facilities Financial Authority Revenue Bonds 515 5.000 03/01/49 354
Forest Lake Community Development District Special Assessment (Þ) 305 5.375 05/01/42 312
Forest Lake Community Development District Special Assessment (Þ) 265 5.500 05/01/52 269
Grand Bay at Doral Community Development District Special Assessment 65 4.750 05/01/36 65
Grand Bay at Doral Community Development District Special Assessment 65 5.000 05/01/46 63
Grand Oaks Community Development District Special Assessment 100 4.000 11/01/51 80
Greater Orlando Aviation Authority Revenue Bonds 750 5.000 11/15/36 750
Grove Resort Community Development District Special Assessment 50 4.000 05/01/52 40
Hacienda Lakes Community Development District Special Assessment 100 4.625 05/01/46 91
Hacienda North Community Development District Special Assessment 250 6.500 05/01/53 265
Hammock Reserve Community Development District Special Assessment 50 4.700 05/01/42 46
Hammock Reserve Community Development District Special Assessment 150 5.000 05/01/52 140
Harbor Bay Community Development District Special Assessment 100 3.750 05/01/34 92
Harbor Bay Community Development District Special Assessment 105 3.875 05/01/39 93
Harbor Bay Community Development District Special Assessment 100 4.100 05/01/48 83
Harmony on Lake Eloise Community Development District Special Assessment 100 5.375 05/01/53 101
Harmony West Community Development District Special Assessment (Þ) 1,185 5.250 05/01/49 1,187
Hawks Point Community Development District Special Assessment 185 4.250 05/01/35 185

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 509
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Hawkstone Community Development District Special Assessment 100 3.875 11/01/39 88
Hawkstone Community Development District Special Assessment 150 5.375 05/01/43 152
Hawkstone Community Development District Special Assessment 100 4.000 11/01/51 81
Hawkstone Community Development District Special Assessment 130 5.500 05/01/53 131
Heights Community Development District County of Hillsborough Special
Assessment 150 5.000 01/01/38 149
Heights Community Development District County of Hillsborough Special
Assessment 300 5.000 01/01/50 285
Herons Glen Recreation District Special Assessment (µ) 105 2.500 05/01/40 79
Highlands Community Development District Special Assessment 200 4.250 05/01/36 193
Highlands Meadows II Community Development District Special Assessment 415 5.375 11/01/37 421
Highlands Meadows II Community Development District Special Assessment 100 5.500 11/01/47 101
Highlands Meadows West Community Development District Special Assessment 25 3.625 05/01/40 21
Highlands Meadows West Community Development District Special Assessment 35 4.000 05/01/50 28
Hills Minneola Community Development District Special Assessment (Þ) 60 4.000 05/01/40 53
Hills Minneola Community Development District Special Assessment (Þ) 230 4.000 05/01/50 188
Hillsborough County Industrial Development Authority Revenue Bonds (µ) 1,695 4.000 08/01/50 1,512
Hillsborough County Industrial Development Authority Revenue Bonds 3,305 4.000 08/01/55 2,812
Hobe-St Lucie Conservancy District Special Assessment 100 5.600 05/01/44 101
Hobe-St Lucie Conservancy District Special Assessment 250 5.875 05/01/55 253
Island Lakes Estate Special Assessment 150 6.000 12/15/53 154
Isles of Bartram Park Community Development District Special Assessment 155 4.625 11/01/37 151
JEA Water & Sewer System Revenue Bonds (~)(Ê) 1,735 3.720 10/01/38 1,735
K-Bar Ranch II Community Development District Special Assessment (Þ) 185 4.500 05/01/38 176
K-Bar Ranch II Community Development District Special Assessment 100 3.125 05/01/41 77
K-Bar Ranch II Community Development District Special Assessment (Þ) 275 4.625 05/01/48 248
Kelly Park Community Development District Special Assessment 100 6.250 11/01/53 102
Kindred Community Development District II Special Assessment 100 5.650 05/01/43 103
Kindred Community Development District II Special Assessment 100 3.750 05/01/50 82
Kindred Community Development District II Special Assessment 100 5.875 05/01/54 103
Kingman Gate Community Development District Special Assessment 85 4.000 06/15/40 81
Kingman Gate Community Development District Special Assessment 60 4.000 06/15/50 53
Knightsbridge Community Development District Revenue Bonds (Þ) 1,000 5.500 06/15/54 977
Lake Deer Community Development District Special Assessment 190 5.625 05/01/53 188
Lake Emma Community Development District Special Assessment (Þ) 50 5.250 05/01/43 50
Lake Emma Community Development District Special Assessment (Þ) 100 5.500 05/01/53 100
Lake Frances Community Development District Special Assessment 87 3.000 05/01/26 84
Lake Frances Community Development District Special Assessment 689 4.000 05/01/37 648
Lakeshore Ranch Community Development District Special Assessment 25 3.125 05/01/24 25
Lakeside Preserve Community Development District Special Assessment 30 5.250 05/01/30 30
Lakeside Preserve Community Development District Special Assessment 70 6.000 05/01/43 72
Lakeside Preserve Community Development District Special Assessment 115 6.375 05/01/54 120
Lakewood Park Community Development District Special Assessment 100 5.750 05/01/53 102
Lakewood Ranch Stewardship District Special Assessment 75 4.250 05/01/26 75
Lakewood Ranch Stewardship District Special Assessment 915 4.875 05/01/35 918
Lakewood Ranch Stewardship District Special Assessment 100 5.000 05/01/36 101
Lakewood Ranch Stewardship District Special Assessment (µ) 100 2.625 05/01/37 81
Lakewood Ranch Stewardship District Special Assessment (Þ) 100 5.000 05/01/37 101
Lakewood Ranch Stewardship District Special Assessment 150 5.250 05/01/37 152

See accompanying notes which are an integral part of the financial statements.
510 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Lakewood Ranch Stewardship District Special Assessment 315 5.125 05/01/46 313
Lakewood Ranch Stewardship District Special Assessment (Þ) 100 5.125 05/01/47 100
Lakewood Ranch Stewardship District Special Assessment 225 5.375 05/01/47 228
Lakewood Ranch Stewardship District Special Assessment 240 5.450 05/01/48 243
Lakewood Ranch Stewardship District Special Assessment 100 3.900 05/01/50 82
Lakewood Ranch Stewardship District Special Assessment 800 4.000 05/01/52 642
Lakewood Ranch Stewardship District Special Assessment 325 6.300 05/01/54 338
Landings at Miami Community Development District Special Assessment (Þ) 100 4.625 11/01/38 97
Landings at Miami Community Development District Special Assessment (Þ) 100 4.750 11/01/48 92
Landmark at Doral Community Development District Special Assessment 35 3.375 05/01/30 33
Landmark at Doral Community Development District Special Assessment 110 3.000 05/01/35 97
Landmark at Doral Community Development District Special Assessment 110 3.000 05/01/38 89
Landmark at Doral Community Development District Special Assessment 50 4.000 05/01/38 45
Lee County Industrial Development Authority Revenue Bonds 275 5.250 10/01/52 234
Lee County Industrial Development Authority Revenue Bonds 775 5.250 10/01/57 643
LT Ranch Community Development District Special Assessment 200 4.000 05/01/50 164
LT Ranch Community Development District Special Assessment 100 5.900 05/01/53 102
LT Ranch Community Development District Special Assessment 1,000 5.850 05/01/54 994
LTC Ranch West Residential Community Development District Special Assessment 175 3.250 05/01/31 160
LTC Ranch West Residential Community Development District Special Assessment 50 3.450 05/01/41 40
LTC Ranch West Residential Community Development District Special Assessment 50 6.000 05/01/54 49
LTC Ranch West Residential Community Development District Special Assessment 100 6.050 05/01/54 99
Lucerne Park Community Development District Special Assessment 95 4.625 05/01/39 91
Lucerne Park Community Development District Special Assessment 95 4.750 05/01/50 87
Mandarin Grove Community Development District Special Assessment (Þ) 125 6.625 05/01/53 133
McJunkin Parkland Community Development District Special Assessment (Þ) 200 5.125 11/01/38 203
McJunkin Parkland Community Development District Special Assessment (Þ) 250 5.250 11/01/49 248
Meadow Pointe III Community Development District Special Assessment 115 3.500 05/01/24 115
Meadow Pointe III Community Development District Special Assessment 520 4.400 05/01/31 518
Meadow Pointe IV Community Development District Special Assessment 110 3.400 05/01/24 110
Meadow Pointe IV Community Development District Special Assessment 115 3.400 05/01/25 113
Meadow Pointe IV Community Development District Special Assessment 650 4.100 05/01/30 631
Meadow View at Twin Creeks Community Development District Special Assessment 100 3.750 05/01/52 77
Mediterranea Community Development District Special Assessment 100 5.000 05/01/48 97
Merrick Square Community Development District Special Assessment 100 5.625 05/01/53 102
Miami Beach Health Facilities Authority Revenue Bonds 1,750 5.125 07/01/38 1,515
Miami Beach Health Facilities Authority Revenue Bonds 1,750 5.000 11/15/39 1,753
Miami Beach Health Facilities Authority Revenue Bonds 1,000 4.000 11/15/46 917
Miami World Center Community Development District Special Assessment 400 5.125 11/01/39 405
Miami World Center Community Development District Special Assessment 1,150 5.250 11/01/49 1,163
Miami-Dade County Industrial Development Authority Revenue Bonds (Þ) 130 5.250 07/01/52 123
Miami-Dade County Industrial Development Authority Revenue Bonds (Þ) 185 5.500 07/01/61 179
Mid-Bay Bridge Authority Revenue Bonds 1,000 5.000 10/01/40 1,003
Midtown Miami Community Development District Special Assessment 100 5.000 05/01/29 100
Mirada Community Development District Special Assessment 145 3.250 05/01/32 132
Mirada Community Development District Special Assessment 125 5.625 05/01/44 123
Mirada II Community Development District Special Assessment 125 3.500 05/01/41 101
Mirada II Community Development District Special Assessment 1,615 4.000 05/01/51 1,289

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 511
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Mirada II Community Development District Special Assessment 255 5.750 05/01/53 259
Naples Reserve Community Development District Special Assessment (Þ) 40 5.000 11/01/38 40
Naples Reserve Community Development District Special Assessment (Þ) 190 5.125 11/01/48 187
North AR-1 Pasco Community Development District Special Assessment 750 5.750 05/01/43 762
North AR-1 Pasco Community Development District Special Assessment 75 5.750 05/01/44 75
North AR-1 Pasco Community Development District Special Assessment 200 6.000 05/01/54 199
North Loop Community Development District Special Assessment 150 6.625 05/01/54 159
North Park Isle Community Development District Special Assessment 100 3.375 11/01/41 80
North Park Isle Community Development District Special Assessment 150 4.000 11/01/51 120
North Powerline Road Community Development District Special Assessment (Þ) 140 5.625 05/01/52 140
Oak Creek Community Development District Special Assessment 190 3.850 05/01/25 188
Ocala Preserve Community Development District Special Assessment 1,175 3.100 11/01/41 892
Ocala Preserve Community Development District Special Assessment 100 5.700 05/01/43 103
Ocala Preserve Community Development District Special Assessment 100 5.875 05/01/53 103
Orange Blossom Ranch Community Development District Special Assessment 140 4.850 05/01/39 137
Orange Blossom Ranch Community Development District Special Assessment 100 5.250 06/15/43 102
Orange Blossom Ranch Community Development District Special Assessment 215 5.000 05/01/49 206
Orange Blossom Ranch Community Development District Special Assessment 100 5.375 06/15/53 101
Orchid Grove Community Development District Special Assessment 1,245 5.000 05/01/36 1,252
Osceola Chain Lakes Community Development District Special Assessment 100 4.000 05/01/40 88
Palermo Community Development District Special Assessment 100 5.000 06/15/43 99
Palermo Community Development District Special Assessment 125 5.250 06/15/53 125
Palm Beach County Health Facilities Authority Revenue Bonds (Þ) 600 11.500 07/01/27 709
Palm Beach County Health Facilities Authority Revenue Bonds 175 4.000 06/01/36 160
Palm Beach County Health Facilities Authority Revenue Bonds 200 5.000 11/01/47 200
Palm Beach County Health Facilities Authority Revenue Bonds 300 4.250 06/01/56 234
Palm Beach County Health Facilities Authority Revenue Bonds 125 7.625 05/15/58 136
Palm Coast Park Community Development District Special Assessment 730 3.125 05/01/41 561
Palm Coast Park Community Development District Special Assessment 100 5.400 05/01/43 101
Palm Coast Park Community Development District Special Assessment 1,200 4.000 05/01/52 958
Palm Coast Park Community Development District Special Assessment 100 5.600 05/01/53 101
Palm Glades Community Development District Special Assessment 350 3.750 05/01/31 341
Palm Glades Community Development District Special Assessment 185 4.000 11/01/38 173
Palm Glades Community Development District Special Assessment 120 5.000 05/01/39 120
Palm Glades Community Development District Special Assessment 250 4.200 11/01/48 223
Parkland Preserve Community Development District Special Assessment 490 5.250 05/01/39 497
Parkland Preserve Community Development District Special Assessment 340 5.375 05/01/50 341
Parkway Center Community Development District Special Assessment Revenue
Bonds 130 4.375 05/01/31 128
Parkway Center Community Development District Special Assessment Revenue
Bonds 175 4.700 05/01/49 162
Parrish Lakes Community Development District Special Assessment 125 5.125 05/01/43 123
Parrish Lakes Community Development District Special Assessment 50 5.375 05/01/43 50
Parrish Lakes Community Development District Special Assessment 150 5.400 05/01/53 148
Parrish Lakes Community Development District Special Assessment 150 5.625 05/01/53 151
Parrish Plantation Community Development District Special Assessment 100 6.050 05/01/54 99
Paseo Community Development District Capital Improvements Special Assessment
Revenue Bonds 195 4.375 05/01/36 192
Peace Creek Community Development Special Assessment 100 5.125 06/15/43 101
Peace Creek Community Development Special Assessment 180 5.375 06/15/53 182

See accompanying notes which are an integral part of the financial statements.
512 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Pinellas County Educational Facilities Authority Revenue Bonds (Þ) 665 4.125 12/15/28 652
Pinellas County Industrial Development Authority Revenue Bonds 1,500 5.000 07/01/29 1,525
Portico Community Development District Special Assessment 25 3.625 05/01/40 21
Preserve at South Branch Community Development District Special Assessment
Bonds 535 5.250 11/01/38 553
Preserve at South Branch Community Development District Special Assessment
Bonds 100 4.000 11/01/39 92
Prosperity Lakes Community Development District Revenue Bonds 100 6.125 12/15/53 104
Randal Park Community Development District Special Assessment Revenue Bonds
(Þ) 540 5.050 05/01/39 543
Randal Park Community Development District Special Assessment Revenue Bonds
(Þ) 895 5.200 05/01/49 880
Regal Village Community Development District Revenue Bonds 150 5.500 05/01/54 147
Reunion East Community Development District Special Assessment 755 5.000 05/01/33 760
Reunion East Community Development District Special Assessment 2,000 3.150 05/01/41 1,587
Reunion West Community Development District Special Assessment 30 4.500 05/01/39 29
Reunion West Community Development District Special Assessment 85 4.625 05/01/50 77
Ridge at Heath Brook Community Development District Special Assessment 25 5.250 05/01/43 25
Ridge at Heath Brook Community Development District Special Assessment 50 5.500 05/01/53 50
River Glen Community Development District Special Assessment 600 4.000 05/01/51 482
River Hall Community Development District Special Assessment 150 6.500 05/01/54 157
Riverwalk Community Development District Special Assessment 100 5.800 05/01/54 99
Rivington Community Development District Special Assessment 300 4.000 05/01/52 240
Rolling Hills Community Development District Special Assessment 950 4.000 05/01/52 758
Rolling Oaks Community Development District Special Assessment (Þ) 100 5.375 11/01/38 102
Rolling Oaks Community Development District Special Assessment (Þ) 200 5.500 11/01/49 202
Rolling Oaks Community Development District Special Assessment (Þ) 150 6.500 05/01/53 156
Rustic Oaks Community Development District Special Assessment 1,000 3.450 05/01/42 805
Rye Crossing Community Development District Special Assessment 100 5.250 05/01/53 100
Rye Crossing Community Development District Special Assessment (Þ) 60 6.000 11/01/53 61
Rye Ranch Community Development District Special Assessment 200 6.625 05/01/54 212
Saddle Creek Preserve of Polk County Community Development District Special
Assessment 1,000 3.350 12/15/41 819
Saltleaf Community Development District Special Assessment 300 6.000 05/01/56 293
Saltmeadows Community Development District General Obligation Unlimited 125 5.500 05/01/53 126
Sandmine Road Community Development District Special Assessment (Þ) 25 3.125 05/01/30 24
Sandmine Road Community Development District Special Assessment (Þ) 60 3.625 05/01/40 56
Sandmine Road Community Development District Special Assessment (Þ) 50 3.750 05/01/50 42
Sandmine Road Community Development District Special Assessment 100 6.000 11/01/52 104
Sarasota County Public Hospital District Revenue Bonds 400 4.000 07/01/48 372
Sarasota National Community Development District Special Assessment 100 4.125 05/01/31 98
Sarasota National Community Development District Special Assessment 285 3.900 05/01/41 249
Sarasota National Community Development District Special Assessment 200 4.125 05/01/41 179
Sawgrass Village Community Development District Special Assessment 200 5.750 05/01/53 201
Sawgrass Village Community Development District Special Assessment 135 6.375 11/01/53 140
Scenic Terrace North Community Development District Special Assessment 175 5.875 05/01/43 178
Scenic Terrace North Community Development District Special Assessment 200 6.125 05/01/54 204
Scenic Terrace South Community Development District Special Assessment 105 4.500 05/01/42 96
Scenic Terrace South Community Development District Special Assessment 185 4.625 05/01/53 163
Scenic Terrace South Community Development District Special Assessment 100 6.750 11/01/53 105
Seaton Creek Reserve Community Development District Special Assessment (Þ) 100 5.500 06/15/53 101

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 513
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Seminole County Industrial Development Authority Revenue Bonds (Þ) 235 4.000 06/15/51 179
Seminole County Industrial Development Authority Revenue Bonds (Þ) 100 4.000 06/15/56 74
Seminole Improvement District Revenue Bonds 100 5.300 10/01/37 102
Seminole Palms Community Development District Special Assessment 100 5.700 05/01/53 101
Shell Point Community Development District Special Assessment (Þ) 100 5.250 11/01/39 101
Shell Point Community Development District Special Assessment (Þ) 175 5.375 11/01/49 175
Sherwood Manor Community Development District Special Assessment 75 5.500 05/01/43 76
Sherwood Manor Community Development District Special Assessment (Þ) 200 5.250 11/01/49 199
Sherwood Manor Community Development District Special Assessment 135 5.625 05/01/53 137
Shingle Creek at Bronson Community Development District Special Assessment 475 3.100 06/15/31 450
Silverlake Community Development District Special Assessment 100 5.500 05/01/53 101
Six Mile Creek Community Development District Special Assessment 310 3.100 05/01/31 281
Six Mile Creek Community Development District Special Assessment 20 4.125 11/01/40 19
Six Mile Creek Community Development District Special Assessment 750 3.400 05/01/41 599
Six Mile Creek Community Development District Special Assessment 75 3.500 05/01/41 61
Six Mile Creek Community Development District Special Assessment 50 4.250 11/01/50 45
Six Mile Creek Community Development District Special Assessment 125 5.700 05/01/54 126
Solaeris Community Development District Special Assessment 140 6.000 05/01/44 140
Solaeris Community Development District Special Assessment 225 6.250 05/01/55 222
Somerset Community Development District Special Assessment 1,000 4.200 05/01/37 926
South Broward Hospital District Revenue Bonds 1,750 3.000 05/01/51 1,263
South Fork III Community Development District Special Assessment 200 5.000 05/01/38 201
South Kendall Community Development District Special Assessment 100 4.125 11/01/40 89
Southern Groves Community Development District No. 5 Special Assessment 600 4.000 05/01/43 513
Southern Groves Community Development District No. 5 Special Assessment 2,035 4.000 05/01/48 1,720
Springs at Lake Alfred Community Development District Special Assessment 50 5.250 05/01/44 49
Springs at Lake Alfred Community Development District Special Assessment 100 5.600 05/01/54 98
St. Augustine Lakes Community Development District Special Assessment 1,000 5.500 06/15/53 1,005
St. Johns County Industrial Development Authority Revenue Bonds 550 4.000 12/15/41 439
St. Johns County Industrial Development Authority Revenue Bonds 25 4.000 12/15/46 19
St. Johns County Industrial Development Authority Revenue Bonds 200 4.000 12/15/50 143
St. Johns County Industrial Development Authority Revenue Bonds 375 4.000 08/01/55 292
State of Florida Department of Transportation Turnpike System Revenue Bonds 1,000 3.000 07/01/51 756
Stellar North Community Development District Special Assessment 825 3.200 05/01/41 639
Stonegate Preserve Community Development District Special Assessment 200 6.125 12/15/53 206
Stoneybrook North Community Development District Special Assessment 100 6.375 11/01/52 107
Stoneybrook South at Championsgate Community Development District Special
Assessment 200 4.500 06/15/39 199
Stoneybrook South at Championsgate Community Development District Special
Assessment 150 4.625 06/15/49 144
Stoneybrook South at Championsgate Community Development District Special
Assessment (Þ) 1,125 3.750 12/15/50 936
Stoneybrook South at Championsgate Community Development District Special
Assessment 100 5.500 06/15/53 103
Storey Creek Community Development District Special Assessment 50 5.200 06/15/42 50
Storey Creek Community Development District Special Assessment 75 5.375 06/15/52 75
Storey Park Community Development District Special Assessment (Þ) 650 3.300 06/15/41 565
Stuart Crossing Community Development District Revenue Bonds (Þ) 100 5.500 05/01/54 97
Summer Woods Community Development District Special Assessment 15 3.400 05/01/41 13
Summer Woods Community Development District Special Assessment 15 4.000 05/01/51 12

See accompanying notes which are an integral part of the financial statements.
514 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Summer Woods Community Development District Special Assessment 75 4.000 05/01/52 60
Sunbridge Stewardship District Special Assessment 200 5.350 05/01/52 197
Talis Park Community Development District Special Assessment 100 4.000 05/01/33 96
Tamarindo Community Development District Special Assessment 50 3.375 05/01/41 40
Tapestry Community Development District Special Assessment 100 5.000 05/01/46 97
Tern Bay Community Development District Special Assessment 450 4.000 06/15/42 391
Tern Bay Community Development District Special Assessment 500 4.000 06/15/52 401
Terreno Community Development District Special Assessment 100 5.250 05/01/53 99
Timber Creek Community Development District Special Assessment (Þ) 1,000 5.000 11/01/48 964
Timber Creek Southwest Community Development District Special Assessment 250 3.300 12/15/41 197
Timber Creek Southwest Community Development District Special Assessment 1,250 4.000 12/15/51 1,002
Tohoqua Community Development District Special Assessment 100 3.600 05/01/41 85
Tolomato Community Development District Special Assessment (µ) 200 3.750 05/01/40 188
Tolomato Community Development District Special Assessment (Þ) 100 5.625 05/01/40 102
Toscana Isles Community Development District Special Assessment Revenue Bonds 215 5.375 11/01/39 221
Toscana Isles Community Development District Special Assessment Revenue Bonds 245 5.500 11/01/49 248
Touchstone Community Development District Special Assessment (Þ) 100 4.625 06/15/38 97
Touchstone Community Development District Special Assessment (Þ) 100 4.750 06/15/48 92
Towne Park Community Development District Special Assessment 60 4.625 05/01/50 54
Towns at Woodsdale Community Development District Special Assessment (Þ) 100 6.375 11/01/53 104
Tradition Community Development District No. 9 Special Assessment 100 3.000 05/01/41 75
Tradition Community Development District No. 9 Special Assessment 100 4.000 05/01/52 79
Triple Creek Community Development District Special Assessment 25 5.250 11/01/27 25
Triple Creek Community Development District Special Assessment 80 6.125 11/01/46 83
Triple Creek Community Development District Special Assessment (Þ) 265 5.375 11/01/48 266
TSR Community Development District Special Assessment 200 5.000 11/01/39 201
TSR Community Development District Special Assessment 200 4.750 11/01/47 185
TSR Community Development District Special Assessment 485 5.125 11/01/49 473
Tuckers Pointe Community Development District Special Assessment 300 3.625 05/01/32 278
Tuckers Pointe Community Development District Special Assessment 100 4.000 05/01/52 80
Twisted Oaks Pointe Community Development District Special Assessment 75 5.875 05/01/43 77
Twisted Oaks Pointe Community Development District Special Assessment 50 6.125 05/01/54 51
Twisted Oaks Pointe Community Development District Special Assessment 125 6.000 05/01/55 123
Two Creeks Community Development District Special Assessment 100 3.500 05/01/32 96
Two Creeks Community Development District Special Assessment 100 3.625 05/01/37 94
Two Lakes Community Development District Special Assessment 150 3.750 12/15/39 129
Two Lakes Community Development District Special Assessment (Þ) 200 5.000 12/15/47 193
Two Rivers East Community Development District Special Assessment 275 5.875 05/01/53 278
Two Rivers North Community Development District Special Assessment 150 5.250 05/01/52 146
Two Rivers West Community Development District Special Assessment 150 6.000 05/01/43 154
Two Rivers West Community Development District Special Assessment 300 6.250 05/01/53 309
Two Rivers West Community Development District Special Assessment 145 6.125 11/01/53 148
Union Park East Community Development District Special Assessment (Þ) 500 5.500 11/01/47 505
Varrea South Community Development District Special Assessment 125 5.400 05/01/53 126
V-Dana Community Development District Special Assessment 500 3.125 05/01/31 456
V-Dana Community Development District Special Assessment 100 5.250 05/01/43 101
V-Dana Community Development District Special Assessment (Þ) 100 4.000 05/01/51 80
V-Dana Community Development District Special Assessment 200 5.500 05/01/54 202

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 515
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Ventana Community Development District Special Assessment (Þ) 740 5.000 05/01/38 747
Ventana Community Development District Special Assessment (Þ) 500 5.125 05/01/49 487
Veranda Community Development District II Special Assessment 235 5.000 11/01/39 236
Veranda Community Development District II Special Assessment (Þ) 60 3.600 05/01/41 50
Veranda Community Development District II Special Assessment 160 5.125 05/01/44 160
Veranda Community Development District II Special Assessment 120 5.375 05/01/44 120
Veranda Community Development District II Special Assessment 315 5.125 11/01/49 307
Veranda Community Development District II Special Assessment (Þ) 55 4.000 05/01/51 44
Veranda Community Development District II Special Assessment 300 5.375 05/01/54 297
Veranda Community Development District II Special Assessment 25 5.625 05/01/54 25
Veranda Landing Community Development District Special Assessment 100 5.500 06/15/53 101
Verandah East Community Development District Special Assessment 200 4.000 05/01/31 195
Verano No. 1 Community Development District Special Assessment 60 4.750 11/01/25 60
Verano No. 1 Community Development District Special Assessment (Þ) 100 4.000 05/01/31 97
Verano No. 1 Community Development District Special Assessment 250 5.125 11/01/35 255
Verano No. 1 Community Development District Special Assessment (Þ) 100 4.000 05/01/37 94
Verano No. 1 Community Development District Special Assessment 245 5.250 11/01/46 245
Verano No. 2 Community Development District Special Assessment 60 4.000 05/01/50 49
Verano No. 3 Community Development District Special Assessment 470 6.625 11/01/52 496
Verano No. 4 Community Development District Special Assessment 75 5.375 05/01/43 76
Verano No. 4 Community Development District Special Assessment 75 5.625 05/01/53 76
Viera East Community Development District Special Assessment (µ) 90 2.600 05/01/34 75
Viera East Community Development District Special Assessment (µ) 50 2.750 05/01/38 38
Viera Stewardship District Special Assessment 100 5.300 05/01/43 101
Viera Stewardship District Special Assessment 250 5.500 05/01/54 252
Village Community Development District No. 13 Special Assessment (Þ) 260 3.250 05/01/40 224
Village Community Development District No. 13 Special Assessment (Þ) 575 3.500 05/01/51 473
Village Community Development District No. 13 Special Assessment 320 3.250 05/01/52 250
Village Community Development District No. 14 Special Assessment 990 5.500 05/01/53 1,023
Village Community Development District No. 15 Special Assessment (Þ) 200 5.000 05/01/43 203
Village Community Development District No. 15 Special Assessment (Þ) 400 5.250 05/01/54 409
Villages of Glen Creek Community Development District Special Assessment 75 4.000 05/01/52 60
Villages of Glen Creek Community Development District Special Assessment 100 5.250 05/01/53 98
Villamar Community Development District Special Assessment 905 4.625 05/01/39 867
Villamar Community Development District Special Assessment 540 4.000 11/01/51 431
Villamar Community Development District Special Assessment 500 4.125 05/01/52 408
Villamar Community Development District Special Assessment 1,310 5.750 05/01/53 1,324
Vizcaya in Kendall Community Development District Special Assessment 100 4.125 11/01/46 87
Volusia County Educational Facility Authority Revenue Bonds 240 5.000 06/01/45 241
Waterford Community Development District Special Assessment 50 5.375 05/01/43 50
Waterford Community Development District Special Assessment 75 5.600 05/01/53 76
Waterford Landing Community Development District Special Assessment 145 5.500 05/01/34 145
Waterford Landing Community Development District Special Assessment 150 5.750 05/01/44 150
Watergrass Community Development District II Special Assessment 260 5.250 05/01/49 258
Waterset Central Community Development District Special Assessment (Þ) 150 5.125 11/01/38 151
Waterset Central Community Development District Special Assessment (Þ) 150 5.250 11/01/49 149
Wellness Ridge Community Development District Special Assessment 125 5.125 06/15/43 126
Wellness Ridge Community Development District Special Assessment 125 5.375 06/15/53 126

See accompanying notes which are an integral part of the financial statements.
516 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Wesbridge Community Development District Special Assessment 75 4.250 11/01/49 64
West Hillcrest Community Development District Special Assessment 100 5.500 06/15/53 101
West Port Community Development District Special Assessment 90 3.400 05/01/41 72
West Port Community Development District Special Assessment (Þ) 1,700 4.000 05/01/51 1,370
West Port Community Development District Special Assessment 50 5.250 05/01/52 49
West Villages Improvement District Revenue Bonds 100 5.375 05/01/43 102
West Villages Improvement District Revenue Bonds 200 5.625 05/01/53 203
West Villages Improvement District Special Assessment 135 4.750 05/01/39 129
West Villages Improvement District Special Assessment 1,935 3.500 05/01/41 1,574
West Villages Improvement District Special Assessment 50 5.375 05/01/42 51
West Villages Improvement District Special Assessment 210 5.000 05/01/50 201
West Villages Improvement District Special Assessment 150 5.500 05/01/53 151
West Villages Improvement District Special Assessment 100 5.625 05/01/54 97
West Villages Improvement District Special Assessment 100 6.250 05/01/54 104
West Virginia Economic Development Authority Revenue Bonds 100 5.375 05/01/43 101
West Virginia Economic Development Authority Revenue Bonds 310 5.600 05/01/53 311
West Virginia Economic Development Authority Revenue Bonds 150 5.625 05/01/53 151
Westside Community Development District Special Assessment (Þ) 100 4.100 05/01/37 93
Westside Community Development District Special Assessment (Þ) 100 4.125 05/01/38 92
Westside Community Development District Special Assessment 815 4.000 05/01/50 659
Westside Haines City Community Development District Special Assessment 200 5.750 05/01/44 199
Westside Haines City Community Development District Special Assessment 200 6.000 05/01/54 199
Westview North Community Development District Special Assessment 100 6.000 06/15/52 103
Westwood of Pasco Community Development District Special Assessment 500 5.400 05/01/43 505
Whispering Pines Community Development District Special Assessment 100 5.500 05/01/53 101
Whispering Pines Community Development District Special Assessment 100 5.500 05/01/54 98
Wildblue Community Development District Special Assessment (Þ) 125 4.250 06/15/39 114
Wildblue Community Development District Special Assessment (Þ) 250 4.375 06/15/49 216
Willows Community Development District Special Assessment 100 5.750 05/01/52 102
Wind Meadows South Community Development District Special Assessment 935 4.000 05/01/52 749
Wind Meadows South Community Development District Special Assessment 125 5.625 05/01/53 127
Winding Cypress Community Development District Special Assessment 100 5.000 11/01/45 98
Winding Cypress Community Development District Special Assessment 100 5.000 11/01/49 96
Windward at Lakewood Ranch Community Development District Special Assessment 100 4.250 05/01/52 81
Windward Community Development District Special Assessment 80 4.400 11/01/35 77
Zephyr Lakes Community Development District Special Assessment 50 3.375 05/01/41 40
Zephyr Lakes Community Development District Special Assessment 50 4.000 05/01/51 40
215,688
Georgia - 1.6%
Atlanta Urban Redevelopment Agency Revenue Bonds (µ)(Þ) 3,330 3.875 07/01/51 2,877
Bartow County Development Authority Revenue Bonds (~)(Ê) 3,000 1.500 11/01/62 3,000
City of Rockdale Special Assessment (Þ) 400 7.500 09/15/54 410
Columbia County Hospital Authority Revenue Bonds 130 5.125 04/01/53 135
Columbia County Hospital Authority Revenue Bonds 1,100 5.750 04/01/53 1,218
Coweta County Residential Care Facilities for the Elderly Authority Revenue Bonds 970 4.000 03/01/36 831
Development Authority of Cobb County (The) Revenue Bonds (ae) 50 5.000 07/15/38 51
Development Authority of Cobb County (The) Revenue Bonds 1,450 5.000 07/15/38 1,425
Gainesville & Hall County Development Authority Educational Facilities Revenue
Bonds 100 5.125 03/01/52 67

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 517
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
George L Smith II Congress Center Authority Revenue Bonds (Þ) 60 3.625 01/01/31 56
George L Smith II Congress Center Authority Revenue Bonds (Þ) 160 5.000 01/01/36 159
George L Smith II Congress Center Authority Revenue Bonds 3,895 4.000 01/01/54 3,316
George L Smith II Congress Center Authority Revenue Bonds (Þ) 2,795 5.000 01/01/54 2,483
Glynn-Brunswick Memorial Hospital Authority Revenue Bonds 1,000 4.000 08/01/38 939
Lawson Dunes Community Development District Special Assessment 45 5.000 05/01/42 45
Lawson Dunes Community Development District Special Assessment 80 5.125 05/01/52 77
Main Street Natural Gas, Inc. Revenue Bonds 350 5.000 05/15/43 353
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 1,035 5.000 07/01/53 1,086
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 145 5.000 12/01/53 153
Municipal Electric Authority of Georgia Revenue Bonds (µ) 2,365 5.000 07/01/48 2,469
Municipal Electric Authority of Georgia Revenue Bonds (µ) 1,500 4.000 01/01/49 1,372
Municipal Electric Authority of Georgia Revenue Bonds (µ) 3,220 4.000 01/01/49 2,944
Municipal Electric Authority of Georgia Revenue Bonds 1,000 5.000 01/01/49 1,011
Municipal Electric Authority of Georgia Revenue Bonds (µ) 2,000 5.000 01/01/56 2,018
Municipal Electric Authority of Georgia Revenue Bonds 1,500 4.000 01/01/59 1,310
Private Colleges & Universities Authority Revenue Bonds 1,000 5.000 10/01/40 1,006
Rockdale County Development Authority Revenue Bonds (Þ) 225 4.000 01/01/38 215
Sunbridge Stewardship District Special Assessment 175 5.500 05/01/52 176
31,202
Guam - 0.8%
American Samoa Economic Development Authority Revenue Bonds (Þ) 100 3.720 09/01/27 92
American Samoa Economic Development Authority Revenue Bonds (Þ) 625 5.000 09/01/38 608
Antonio B Won Pat International Airport Authority Revenue Bonds 100 5.125 10/01/34 100
Antonio B Won Pat International Airport Authority Revenue Bonds 100 3.839 10/01/36 81
Antonio B Won Pat International Airport Authority Revenue Bonds 100 5.250 10/01/36 100
Antonio B Won Pat International Airport Authority Revenue Bonds 100 5.375 10/01/40 99
Antonio B Won Pat International Airport Authority Revenue Bonds 125 4.460 10/01/43 97
Antonio B Won Pat International Airport Authority Revenue Bonds 100 5.375 10/01/43 97
Guam Business Privilege Tax Revenue Bonds 2,825 4.000 01/01/36 2,769
Guam Business Privilege Tax Revenue Bonds 1,420 4.000 01/01/42 1,301
Guam Department of Education Certificate of Participation 750 4.250 02/01/30 726
Guam Department of Education Certificate of Participation 545 5.000 02/01/40 529
Guam Government Waterworks Authority Revenue Bonds 4,050 5.000 07/01/35 4,056
Guam Government Waterworks Authority Revenue Bonds 1,605 5.000 01/01/46 1,625
Guam Government Waterworks Authority Revenue Bonds 1,000 5.000 01/01/50 1,018
Port Authority of Guam Revenue Bonds 200 5.000 07/01/36 207
Territory of Guam Revenue Bonds 500 5.000 12/01/31 509
Territory of Guam Revenue Bonds 500 5.000 11/01/35 523
14,537
Hawaii - 0.6%
Kauai County Community Facilities District Special Tax 1,250 5.000 05/15/51 1,219
State of Hawaii Airports System Revenue Bonds 1,000 5.000 07/01/51 1,029
State of Hawaii Department of Budget & Finance Revenue Bonds 1,670 3.100 05/01/26 1,332
State of Hawaii Department of Budget & Finance Revenue Bonds (Þ) 4,000 6.000 07/01/28 4,073
State of Hawaii Department of Budget & Finance Revenue Bonds (Þ) 1,720 5.000 01/01/30 1,670
State of Hawaii Department of Budget & Finance Revenue Bonds 30 4.000 03/01/37 20
State of Hawaii Department of Budget & Finance Revenue Bonds 1,360 3.200 07/01/39 872
State of Hawaii Department of Budget & Finance Revenue Bonds (Þ) 300 6.875 07/01/43 300

See accompanying notes which are an integral part of the financial statements.
518 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
State of Hawaii Department of Budget & Finance Revenue Bonds 85 3.500 10/01/49 53
10,568
Idaho - 0.2%
County of Nez Perce Pollution Control Revenue Bonds 825 2.750 10/01/24 818
Idaho Health Facilities Authority Revenue Bonds 400 5.000 09/01/37 396
Idaho Housing & Finance Association Revenue Bonds 3,250 4.650 01/01/54 3,182
4,396
Illinois - 8.5%
Bridgeview Finance Corp. Sales Tax Revenue Bonds 2,100 5.000 12/01/37 2,072
Chicago Board of Education Dedicated Capital Improvement Tax Revenue Bonds 2,150 5.750 04/01/48 2,354
Chicago Board of Education General Obligation Unlimited (µ) 105
Zero
coupon 12/01/29 82
Chicago Board of Education General Obligation Unlimited (µ) 1,500 5.000 12/01/29 1,565
Chicago Board of Education General Obligation Unlimited (µ) 345 5.078 12/01/29 271
Chicago Board of Education General Obligation Unlimited 225 6.038 12/01/29 222
Chicago Board of Education General Obligation Unlimited (µ) 325 5.000 12/01/30 339
Chicago Board of Education General Obligation Unlimited 1,600 5.000 12/01/31 1,660
Chicago Board of Education General Obligation Unlimited (µ) 1,000 5.000 12/01/32 1,043
Chicago Board of Education General Obligation Unlimited 320 5.125 12/01/32 320
Chicago Board of Education General Obligation Unlimited (µ) 350 5.000 12/01/34 365
Chicago Board of Education General Obligation Unlimited 735 5.250 12/01/35 734
Chicago Board of Education General Obligation Unlimited 990 5.000 12/01/36 1,001
Chicago Board of Education General Obligation Unlimited 2,000 4.000 12/01/37 1,895
Chicago Board of Education General Obligation Unlimited 1,000 5.000 12/01/37 1,027
Chicago Board of Education General Obligation Unlimited 75 5.250 12/01/39 75
Chicago Board of Education General Obligation Unlimited 2,000 4.000 12/01/41 1,827
Chicago Board of Education General Obligation Unlimited 3,040 4.000 12/01/42 2,747
Chicago Board of Education General Obligation Unlimited 1,500 5.000 12/01/42 1,487
Chicago Board of Education General Obligation Unlimited (Þ) 2,000 7.000 12/01/42 2,166
Chicago Board of Education General Obligation Unlimited 585 4.000 12/01/43 521
Chicago Board of Education General Obligation Unlimited 710 5.000 12/01/44 701
Chicago Board of Education General Obligation Unlimited 2,325 7.000 12/01/44 2,406
Chicago Board of Education General Obligation Unlimited 2,620 5.000 12/01/46 2,568
Chicago Board of Education General Obligation Unlimited 1,460 6.500 12/01/46 1,516
Chicago Board of Education General Obligation Unlimited (Þ) 1,500 7.000 12/01/46 1,614
Chicago Board of Education General Obligation Unlimited 275 6.000 12/01/49 301
Chicago Board of Education Revenue Bonds 225 5.000 12/01/25 228
Chicago Board of Education Revenue Bonds (µ) 250
Zero
coupon 12/01/27 215
Chicago Board of Education Revenue Bonds 500 5.750 04/01/35 528
Chicago Board of Education Revenue Bonds 2,240 5.000 04/01/42 2,256
Chicago Board of Education Revenue Bonds 1,725 5.000 04/01/46 1,727
Chicago Board of Education Revenue Bonds 3,445 6.000 04/01/46 3,583
Chicago Board of Education Revenue Bonds 1,800 4.000 12/01/47 1,544
Chicago Board of Education Revenue Bonds 4,905 5.000 12/01/47 4,849
Chicago O'Hare International Airport Revenue Bonds 170 5.000 01/01/47 171
Chicago O'Hare International Airport Revenue Bonds 200 4.500 01/01/48 196
Chicago O'Hare International Airport Revenue Bonds 1,000 5.000 07/01/48 985
Chicago O'Hare International Airport Revenue Bonds 500 5.000 01/01/52 501
Chicago O'Hare International Airport Revenue Bonds (µ) 3,635 5.500 01/01/53 3,846

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 519
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Chicago Sales Tax Securitization Corp. Revenue Bonds 25 4.000 01/01/39 24
Chicago Transit Authority Revenue Bonds 3,500 5.000 12/01/46 3,540
Chicago Wastewater Transmission Revenue Bonds (µ) 210 4.000 01/01/52 192
City of Belleville Sales Tax Revenue Tax Allocation 50 3.750 07/01/41 46
City of Calumet City General Obligation Unlimited 1,620 4.500 03/01/37 1,483
City of Chicago General Obligation Unlimited 250 5.000 01/01/25 252
City of Chicago General Obligation Unlimited 1,200 5.000 01/01/28 1,253
City of Chicago General Obligation Unlimited 290 5.250 01/01/28 292
City of Chicago General Obligation Unlimited (ae) 210 5.250 01/01/28 212
City of Chicago General Obligation Unlimited 360 5.000 01/01/30 385
City of Chicago General Obligation Unlimited 940 5.000 01/01/31 991
City of Chicago General Obligation Unlimited 250 5.500 01/01/31 252
City of Chicago General Obligation Unlimited (ae) 900 5.000 01/01/34 907
City of Chicago General Obligation Unlimited 2,000 5.000 01/01/38 2,004
City of Chicago General Obligation Unlimited 6,875 6.000 01/01/38 7,160
City of Chicago General Obligation Unlimited 2,465 5.500 01/01/42 2,470
City of Chicago General Obligation Unlimited 6,225 5.500 01/01/49 6,418
Eastern Illinois Economic Development Authority Revenue Bonds 425 6.000 05/01/46 420
Illinois Finance Authority Revenue Bonds 1,050 5.000 05/15/33 975
Illinois Finance Authority Revenue Bonds 500 2.250 07/01/33 408
Illinois Finance Authority Revenue Bonds 1,390 5.000 05/15/36 591
Illinois Finance Authority Revenue Bonds 1,000 5.000 09/01/36 1,017
Illinois Finance Authority Revenue Bonds 1,865 5.000 05/15/37 1,867
Illinois Finance Authority Revenue Bonds 630 5.000 12/01/37 597
Illinois Finance Authority Revenue Bonds 1,000 4.000 05/15/41 425
Illinois Finance Authority Revenue Bonds (Þ) 3,250 4.000 10/01/42 2,667
Illinois Finance Authority Revenue Bonds 1,000 5.000 08/01/46 971
Illinois Finance Authority Revenue Bonds 100 5.000 03/01/47 91
Illinois Finance Authority Revenue Bonds 100 5.000 05/15/47 93
Illinois Finance Authority Revenue Bonds 250 5.500 10/01/47 251
Illinois Finance Authority Revenue Bonds 1,500 5.000 12/01/47 1,403
Illinois Finance Authority Revenue Bonds (Þ) 2,705 6.125 04/01/49 2,596
Illinois Finance Authority Revenue Bonds 270 5.000 12/01/49 239
Illinois Finance Authority Revenue Bonds 2,300 4.000 10/01/50 1,929
Illinois Finance Authority Revenue Bonds 50 5.000 05/15/51 40
Illinois Finance Authority Revenue Bonds 100 5.000 03/01/52 89
Illinois Finance Authority Revenue Bonds 250 6.625 05/15/52 254
Illinois Finance Authority Revenue Bonds 200 5.250 10/01/52 191
Illinois Finance Authority Revenue Bonds (Þ) 500 5.625 08/01/53 520
Illinois Finance Authority Revenue Bonds 1,000 4.000 10/01/55 814
Illinois Finance Authority Revenue Bonds 50 5.000 05/15/56 39
Illinois Finance Authority Revenue Bonds 500 5.500 06/01/57 434
Illinois Finance Authority Revenue Bonds (~)(Ê) 5,400 4.250 08/15/57 5,400
Illinois Finance Authority Revenue Bonds (Þ) 600 6.125 04/01/58 562
Illinois Finance Authority Revenue Bonds 500 6.750 05/15/58 513
Illinois Finance Authority Student Housing & Academic Facilities Revenue Bonds 1,000 5.000 02/15/50 931
Illinois General Obligation Unlimited (µ) 1,000 4.000 06/01/41 957
Illinois Sports Facilities Authority (The) Revenue Bonds 575 5.000 06/15/31 618

See accompanying notes which are an integral part of the financial statements.
520 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Illinois State University Revenue Bonds (µ) 250 5.000 04/01/36 264
Illinois State University Revenue Bonds (µ) 225 5.000 04/01/37 236
Illinois State University Revenue Bonds (µ) 200 5.000 04/01/38 209
Illinois State University Revenue Bonds (µ) 275 5.000 04/01/39 287
Metropolitan Pier & Exposition Authority Revenue Bonds (µ) 10 2.968 06/15/30 8
Metropolitan Pier & Exposition Authority Revenue Bonds (µ) 2,100
Zero
coupon 06/15/38 1,131
Metropolitan Pier & Exposition Authority Revenue Bonds 1,500
Zero
coupon 06/15/41 663
Metropolitan Pier & Exposition Authority Revenue Bonds (µ) 500 4.000 12/15/42 471
Metropolitan Pier & Exposition Authority Revenue Bonds (µ) 5,000
Zero
coupon 06/15/43 2,079
Metropolitan Pier & Exposition Authority Revenue Bonds 250 4.000 06/15/50 222
Metropolitan Pier & Exposition Authority Revenue Bonds 1,000 5.000 06/15/50 1,020
Metropolitan Pier & Exposition Authority Revenue Bonds 10,000 6.070 12/15/51 2,319
Metropolitan Pier & Exposition Authority Revenue Bonds 6,000 4.000 06/15/52 5,261
Metropolitan Pier & Exposition Authority Revenue Bonds 2,370 5.047 12/15/54 461
Metropolitan Pier & Exposition Authority Revenue Bonds (µ) 1,600 4.752 12/15/56 305
Metropolitan Pier & Exposition Authority Revenue Bonds 6,800 5.068 12/15/56 1,180
Metropolitan Pier & Exposition Authority Revenue Bonds 720 5.000 06/15/57 728
Sangamon County Water Reclamation District General Obligation Unlimited (µ) 1,750 4.000 01/01/49 1,617
Sangamon County Water Reclamation District General Obligation Unlimited 1,000 5.750 01/01/53 1,017
Southwestern Illinois Development Authority Revenue Bonds 200 5.750 08/01/42 200
State of Illinois General Obligation Unlimited 1,625 5.000 11/01/25 1,653
State of Illinois General Obligation Unlimited 1,270 5.000 02/01/27 1,313
State of Illinois General Obligation Unlimited 750 5.000 02/01/28 775
State of Illinois General Obligation Unlimited 700 5.000 10/01/28 741
State of Illinois General Obligation Unlimited 5,775 5.000 11/01/28 6,027
State of Illinois General Obligation Unlimited 400 5.250 02/01/29 401
State of Illinois General Obligation Unlimited 1,000 5.000 05/01/29 1,001
State of Illinois General Obligation Unlimited 750 5.000 10/01/29 795
State of Illinois General Obligation Unlimited 3,530 5.000 11/01/29 3,684
State of Illinois General Obligation Unlimited (µ) 265 4.000 02/01/31 266
State of Illinois General Obligation Unlimited 450 5.000 05/01/32 474
State of Illinois General Obligation Unlimited 1,000 5.000 10/01/33 1,052
State of Illinois General Obligation Unlimited 728 6.630 02/01/35 750
State of Illinois General Obligation Unlimited 500 5.000 12/01/35 519
State of Illinois General Obligation Unlimited 1,000 5.000 05/01/39 1,001
State of Illinois General Obligation Unlimited 100 5.500 05/01/39 108
State of Illinois General Obligation Unlimited 2,600 5.000 12/01/39 2,666
State of Illinois General Obligation Unlimited 2,500 4.000 11/01/41 2,339
State of Illinois General Obligation Unlimited 1,000 3.000 12/01/41 788
State of Illinois General Obligation Unlimited 1,910 4.500 12/01/41 1,882
State of Illinois General Obligation Unlimited 240 5.000 05/01/42 245
State of Illinois General Obligation Unlimited 250 5.000 12/01/42 254
State of Illinois General Obligation Unlimited 240 5.000 05/01/43 244
State of Illinois General Obligation Unlimited 1,250 5.750 05/01/45 1,344
Town of Cortland Special Service Areas No. 9 & 10 Special Tax 100 5.800 03/01/37 83
Upper Illinois River Valley Redevelopment Authority Revenue Bonds (Þ) 300 5.750 03/01/53 295
Upper Illinois River Valley Redevelopment Authority Revenue Bonds (Þ) 200 5.000 01/01/55 182

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 521
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Village of Morton Grove Tax Increment Revenue Tax Allocation 1,000 5.000 01/01/39 928
160,779
Indiana - 0.7%
City of Goshen Revenue Bonds (Þ) 1,000 5.000 08/01/41 810
City of Valparaiso Revenue Bonds (Þ) 400 5.000 01/01/54 405
Indiana Finance Authority Revenue Bonds 975 4.125 12/01/26 971
Indiana Finance Authority Revenue Bonds 240 3.000 11/01/30 220
Indiana Finance Authority Revenue Bonds 2,195 4.250 11/01/30 2,176
Indiana Finance Authority Revenue Bonds 400 5.000 10/01/32 400
Indiana Finance Authority Revenue Bonds 2,000 5.500 03/01/44 2,106
Indiana Finance Authority Revenue Bonds 100 4.000 09/15/44 82
Indiana Finance Authority Revenue Bonds 100 4.000 09/15/49 77
Indiana Finance Authority Revenue Bonds 200 5.000 06/01/53 201
Indiana Finance Authority Revenue Bonds 50 5.000 07/01/55 45
Indiana Finance Authority Revenue Bonds 510 5.375 06/01/64 520
Indianapolis Local Public Improvement Bond Bank Revenue Bonds 250 6.000 03/01/53 271
Terre Haute Sanitary District Revenue Bonds 4,000 5.250 09/28/28 4,000
Town of Upland Revenue Bonds 1,695 4.000 09/01/41 1,546
Town of Upland Revenue Bonds 200 2.500 09/01/50 115
13,945
Iowa - 0.8%
City of Coralville General Obligation Unlimited 1,720 5.000 05/01/42 1,611
Iowa Finance Authority Revenue Bonds 575 5.000 05/15/43 523
Iowa Finance Authority Revenue Bonds 150 5.000 05/15/48 131
Iowa Finance Authority Revenue Bonds (~)(ae)(Ê) 200 5.000 12/01/50 208
Iowa Finance Authority Revenue Bonds 1,700 5.000 12/01/50 1,770
Iowa Finance Authority Revenue Bonds 100 5.000 05/15/55 83
Iowa Higher Education Loan Authority Revenue Bonds 3,290 4.000 10/01/45 2,881
Iowa Higher Education Loan Authority Revenue Bonds 1,500 5.000 10/01/47 1,505
Iowa Higher Education Loan Authority Revenue Bonds 100 5.375 10/01/52 102
Iowa Tobacco Settlement Financing Corp. Revenue Bonds 4,860 4.000 06/01/49 4,409
Iowa Tobacco Settlement Financing Corp. Revenue Bonds 3,100
Zero
coupon 06/01/65 387
State of Iowa Board of Regents Revenue Bonds 750 3.000 09/01/61 502
Xenia Rural Water District Revenue Bonds 1,250 5.000 12/01/36 1,301
15,413
Kansas - 0.2%
City of Manhattan Revenue Bonds 75 4.000 06/01/46 59
City of Manhattan Revenue Bonds 150 4.000 06/01/52 111
City of Prairie Village Tax Allocation 20 2.875 04/01/30 19
City of Prairie Village Tax Allocation 60 3.125 04/01/36 55
City of Topeka Revenue Bonds 180 6.500 12/01/52 181
City of Wichita Health Care Facilities Revenue Bonds 75 5.000 05/15/28 72
City of Wichita Health Care Facilities Revenue Bonds 75 5.000 05/15/29 71
City of Wichita Health Care Facilities Revenue Bonds 150 5.000 05/15/34 134
City of Wichita Health Care Facilities Revenue Bonds 60 5.000 05/15/50 43
Wyandotte County City Unified Government Revenue Bonds 1,000 5.000 09/01/27 974
Wyandotte County City Unified Government Revenue Bonds (Þ) 5,250
Zero
coupon 09/01/34 2,162

See accompanying notes which are an integral part of the financial statements.
522 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Wyandotte County City Unified Government Revenue Bonds 355 4.500 06/01/40 325
4,206
Kentucky - 1.0%
City of Ashland Revenue Bonds 750 4.000 02/01/38 704
City of Henderson Revenue Bonds (Þ) 2,725 3.700 01/01/32 2,631
City of Henderson Revenue Bonds (Þ) 350 4.450 01/01/42 342
City of Henderson Revenue Bonds (Þ) 1,050 4.700 01/01/52 1,030
County of Carroll Environmental Facilities Authority Revenue Bonds 425 2.000 02/01/32 343
County of Carroll Environmental Facilities Authority Revenue Bonds 325 2.125 10/01/34 251
County of Meade Revenue Bonds (~)(Ê) 8,400 3.350 08/01/61 8,400
Kentucky Economic Development Finance Authority Revenue Bonds (µ) 150 4.000 06/01/37 148
Kentucky Economic Development Finance Authority Revenue Bonds (µ) 100 4.000 12/01/41 96
Kentucky Economic Development Finance Authority Revenue Bonds (µ) 100 4.000 06/01/45 93
Kentucky Economic Development Finance Authority Revenue Bonds 1,500 5.000 06/01/45 1,500
Kentucky Economic Development Finance Authority Revenue Bonds 2,700 5.000 08/01/49 2,760
Kentucky Public Energy Authority Revenue Bonds (~)(ae)(Ê) 575 5.250 02/01/32 608
18,906
Louisiana - 0.6%
Calcasieu Parish Memorial Hospital Service District Revenue Bonds 150 5.000 12/01/34 147
Calcasieu Parish Memorial Hospital Service District Revenue Bonds 360 5.000 12/01/39 338
City of New Orleans General Obligation Unlimited 1,000 5.000 12/01/50 1,035
Juban Crossing Economic Development District Revenue Bonds (Þ) 600 7.000 09/15/44 600
Lakeshore Villages Master Community Development District Special Assessment (Þ) 100 4.125 06/01/39 90
Lakeshore Villages Master Community Development District Special Assessment 100 3.200 06/01/41 78
Lakeshore Villages Master Community Development District Special Assessment 735 5.375 06/01/42 731
Lakeshore Villages Master Community Development District Special Assessment (Þ) 200 4.375 06/01/48 170
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds (Þ) 250 5.625 06/15/51 208
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds (Þ) 400 7.375 06/01/54 403
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds (Þ) 400 7.500 06/01/59 405
Louisiana Public Facilities Authority Revenue Bonds 635 4.000 05/15/42 605
Louisiana Public Facilities Authority Revenue Bonds 450 5.000 05/15/42 457
Louisiana Public Facilities Authority Revenue Bonds 300 5.000 05/15/46 304
Louisiana Public Facilities Authority Revenue Bonds (µ) 385 3.000 06/01/50 284
Louisiana Public Facilities Authority Revenue Bonds (Þ) 265 4.000 06/01/51 193
Louisiana Public Facilities Authority Revenue Bonds (Þ) 100 6.125 06/01/52 102
Louisiana Public Facilities Authority Revenue Bonds (Þ) 100 6.250 06/01/52 97
Louisiana Public Facilities Authority Revenue Bonds (Þ) 230 4.000 06/01/56 163
Louisiana Public Facilities Authority Revenue Bonds (Þ) 100 6.250 06/01/62 102
Louisiana Public Facilities Authority Revenue Bonds (Þ) 150 6.375 06/01/62 144
Louisiana Public Facilities Authority Revenue Bonds (Þ) 500 6.625 06/15/62 502
New Orleans Aviation Board Revenue Bonds 1,780 5.000 01/01/40 1,780
New Orleans Aviation Board Revenue Bonds 1,000 5.000 01/01/45 996
Parish of St. James Revenue Bonds (~)(ae)(Ê)(Þ) 100 6.100 06/01/38 109
Parish of St. James Revenue Bonds (Þ) 125 6.350 07/01/40 135
Parish of St. James Revenue Bonds (~)(ae)(Ê)(Þ) 1,000 5.850 08/01/41 1,015
Parish of St. John the Baptist Revenue Bonds (~)(ae)(Ê) 1,050 2.200 06/01/37 999
12,192

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 523
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Maine - 0.1%
Finance Authority of Maine Revenue Bonds (Þ) 925 8.000 12/01/51 636
Maine Health & Higher Educational Facilities Authority Revenue Bonds 500 5.000 07/01/48 511
Maine Health & Higher Educational Facilities Authority Revenue Bonds 125 4.000 07/01/50 116
1,263
Maryland - 1.6%
Baltimore Convention Center Hotel Revenue Bonds 150 5.000 09/01/35 150
Baltimore Convention Center Hotel Revenue Bonds 735 5.000 09/01/42 684
Baltimore Research Park Project Revenue Bonds 150 4.000 01/01/45 137
Baltimore Research Park Project Revenue Bonds 865 4.000 01/01/50 752
Baltimore Research Park Project Tax Allocation (Þ) 100 3.500 06/01/39 83
Baltimore Research Park Project Tax Allocation (Þ) 100 3.625 06/01/46 80
City of Baltimore Revenue Bonds 100 5.000 09/01/28 101
City of Baltimore Revenue Bonds 150 5.000 09/01/38 149
City of Baltimore Revenue Bonds 180 5.000 09/01/39 173
City of Baltimore Revenue Bonds 1,090 5.000 09/01/46 982
City of Baltimore Revenue Bonds 130 5.000 06/01/51 125
City of Brunswick Special Tax 100 5.000 07/01/36 101
City of Gaithersburg Revenue Bonds 175 5.000 01/01/37 176
City of Gaithersburg Revenue Bonds 300 5.125 01/01/42 296
County of Frederick Educational Facilities Revenue Bonds (Þ) 3,705 5.000 09/01/45 3,434
County of Frederick Special Tax (Þ) 235 4.000 07/01/50 202
County of Frederick Tax Allocation (Þ) 2,110 4.625 07/01/43 1,980
County of Prince George's Special Obligation Tax Allocation (Þ) 340 5.250 07/01/48 338
Maryland Economic Development Corp. Revenue Bonds 400 3.997 04/01/34 309
Maryland Economic Development Corp. Revenue Bonds 1,100 4.000 07/01/39 1,021
Maryland Economic Development Corp. Revenue Bonds 75 4.000 07/01/40 69
Maryland Economic Development Corp. Revenue Bonds 2,500 5.250 06/30/47 2,573
Maryland Economic Development Corp. Revenue Bonds 100 4.250 07/01/50 88
Maryland Economic Development Corp. Revenue Bonds 225 5.000 07/01/50 225
Maryland Economic Development Corp. Revenue Bonds 5,000 5.250 06/30/52 5,129
Maryland Economic Development Corp. Revenue Bonds 1,000 5.250 06/30/53 1,034
Maryland Economic Development Corp. Revenue Bonds 4,250 5.750 07/01/53 4,563
Maryland Economic Development Corp. Revenue Bonds 125 5.000 06/01/58 125
Maryland Economic Development Corp. Revenue Bonds 500 6.000 07/01/58 545
Maryland Economic Development Corp. Tax Allocation 350 4.000 09/01/40 307
Maryland Health & Higher Educational Facilities Authority Revenue Bonds 50 3.000 10/01/34 45
Maryland Health & Higher Educational Facilities Authority Revenue Bonds 600 5.250 01/01/37 602
Maryland Health & Higher Educational Facilities Authority Revenue Bonds 25 4.000 10/01/40 23
Maryland Health & Higher Educational Facilities Authority Revenue Bonds 1,250 5.000 07/01/43 1,267
Maryland Health & Higher Educational Facilities Authority Revenue Bonds 1,000 5.000 07/01/45 1,003
Maryland Health & Higher Educational Facilities Authority Revenue Bonds 1,500 4.000 01/01/51 1,214
Maryland Health & Higher Educational Facilities Authority Revenue Bonds (Þ) 100 5.500 05/01/52 94
Maryland Health & Higher Educational Facilities Authority Revenue Bonds (Þ) 100 6.125 07/01/53 101
Maryland Health & Higher Educational Facilities Authority Revenue Bonds (Þ) 100 6.250 07/01/63 101
Maryland Stadium Authority Revenue Bonds 1,200
Zero
coupon 05/01/53 271
Maryland Stadium Authority Revenue Bonds 1,000
Zero
coupon 05/01/54 213

See accompanying notes which are an integral part of the financial statements.
524 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Maryland Stadium Authority Revenue Bonds 750
Zero
coupon 05/01/55 151
31,016
Massachusetts - 0.7%
Commonwealth of Massachusetts General Obligation Limited 1,500 4.000 05/01/39 1,490
Massachusetts Development Finance Agency Revenue Bonds 1,415 5.000 09/01/35 1,434
Massachusetts Development Finance Agency Revenue Bonds 1,580 5.000 10/01/35 1,605
Massachusetts Development Finance Agency Revenue Bonds (Þ) 1,000 5.000 10/01/37 1,016
Massachusetts Development Finance Agency Revenue Bonds 1,000 5.000 10/01/38 995
Massachusetts Development Finance Agency Revenue Bonds (Þ) 100 5.000 11/15/38 103
Massachusetts Development Finance Agency Revenue Bonds 1,000 4.000 09/01/39 959
Massachusetts Development Finance Agency Revenue Bonds (Þ) 1,300 5.000 07/01/41 1,133
Massachusetts Development Finance Agency Revenue Bonds 150 5.000 10/01/43 149
Massachusetts Development Finance Agency Revenue Bonds 2,005 5.000 07/01/44 1,973
Massachusetts Development Finance Agency Revenue Bonds (Þ) 150 5.125 11/15/46 153
Massachusetts Development Finance Agency Revenue Bonds 1,000 5.000 10/01/48 959
Massachusetts Development Finance Agency Revenue Bonds 225 5.000 07/01/52 223
Massachusetts Development Finance Agency Revenue Bonds 260 5.250 07/01/52 273
Massachusetts Educational Financing Authority Revenue Bonds 350 2.000 07/01/37 299
Massachusetts Educational Financing Authority Revenue Bonds 2,000 3.000 07/01/51 1,305
14,069
Michigan - 2.2%
City of Detroit General Obligation Limited (~)(Ê) 6,900 4.000 04/01/44 5,247
City of Detroit General Obligation Unlimited 75 2.960 04/01/27 69
City of Detroit General Obligation Unlimited 50 3.110 04/01/28 45
City of Detroit General Obligation Unlimited 1,000 5.000 04/01/29 1,032
City of Detroit General Obligation Unlimited 100 5.500 04/01/31 108
City of Detroit General Obligation Unlimited 300 5.500 04/01/32 324
City of Detroit General Obligation Unlimited 50 3.644 04/01/34 41
City of Detroit General Obligation Unlimited 1,000 5.000 04/01/34 1,030
City of Detroit General Obligation Unlimited 50 5.500 04/01/34 54
City of Detroit General Obligation Unlimited 50 5.500 04/01/35 54
City of Detroit General Obligation Unlimited 635 5.500 04/01/36 682
City of Detroit General Obligation Unlimited 465 5.500 04/01/37 497
City of Detroit General Obligation Unlimited 300 5.500 04/01/39 317
City of Detroit General Obligation Unlimited 325 6.000 05/01/39 366
City of Detroit General Obligation Unlimited 75 4.000 04/01/41 68
City of Detroit General Obligation Unlimited 75 4.000 04/01/42 67
City of Detroit General Obligation Unlimited 100 6.000 05/01/43 111
City of Detroit General Obligation Unlimited 570 5.500 04/01/45 592
City of Detroit General Obligation Unlimited 775 5.000 04/01/46 779
City of Detroit General Obligation Unlimited 1,000 5.000 04/01/50 998
Detroit Downtown Development Authority Tax Allocation Revenue Bonds (µ) 1,000 5.000 07/01/48 972
Detroit Service Learning Academy Revenue Bonds 1,000 4.000 07/01/41 833
Grand Rapids Charter Township Revenue Bonds 200 5.000 05/15/37 188
Grand Rapids Charter Township Revenue Bonds 375 5.000 05/15/44 326
Ivywood Classical Academy Revenue Bonds 100 6.000 01/01/54 98
Ivywood Classical Academy Revenue Bonds 100 6.250 01/01/59 100
Kalamazoo Economic Development Corp. Revenue Bonds 350 5.000 05/15/55 283

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 525
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Kentwood Economic Development Corp. Revenue Bonds 100 4.000 11/15/43 79
Kentwood Economic Development Corp. Revenue Bonds 25 4.000 11/15/45 19
Michigan Finance Authority Revenue Bonds 1,400 4.000 02/01/29 1,319
Michigan Finance Authority Revenue Bonds 1,000 5.000 07/01/33 1,010
Michigan Finance Authority Revenue Bonds 1,000 5.000 07/01/34 1,001
Michigan Finance Authority Revenue Bonds 1,635 5.000 02/01/37 1,606
Michigan Finance Authority Revenue Bonds 450 3.267 06/01/39 406
Michigan Finance Authority Revenue Bonds 100 4.250 12/01/39 80
Michigan Finance Authority Revenue Bonds 100 4.000 12/01/41 82
Michigan Finance Authority Revenue Bonds 745 4.000 02/01/42 599
Michigan Finance Authority Revenue Bonds 5,000
Zero
coupon 06/01/45 1,196
Michigan Finance Authority Revenue Bonds 25 4.000 09/01/45 23
Michigan Finance Authority Revenue Bonds 1,815 5.500 11/15/45 1,625
Michigan Finance Authority Revenue Bonds 100 5.000 12/01/46 82
Michigan Finance Authority Revenue Bonds 25 4.000 09/01/50 22
Michigan Finance Authority Revenue Bonds 325 4.000 11/15/50 287
Michigan Finance Authority Revenue Bonds 100 4.000 12/01/51 75
Michigan Finance Authority Revenue Bonds 235 4.375 02/28/54 225
Michigan Finance Authority Revenue Bonds 1,400 5.500 02/28/57 1,497
Michigan Finance Authority Revenue Bonds 17,355 4.785 06/01/65 1,809
Michigan Mathematics & Science Initiative Revenue Bonds 1,110 4.000 01/01/41 961
Michigan Strategic Fund Revenue Bonds 125 5.000 05/15/37 117
Michigan Strategic Fund Revenue Bonds 1,000 5.000 11/15/43 912
Michigan Strategic Fund Revenue Bonds 100 5.000 05/15/44 87
Michigan Strategic Fund Revenue Bonds (µ) 435 4.500 06/30/48 413
Michigan Strategic Fund Revenue Bonds 3,000 5.000 06/30/48 3,001
Michigan Strategic Fund Revenue Bonds (~)(ae)(Ê) 300 4.000 10/01/61 298
Michigan Tobacco Settlement Finance Authority Revenue Bonds 10,000 8.675 06/01/46 1,288
Michigan Tobacco Settlement Finance Authority Revenue Bonds 4,255 9.111 06/01/52 527
Michigan Tobacco Settlement Finance Authority Revenue Bonds 33,655
Zero
coupon 06/01/58 1,149
State of Michigan Trunk Line Revenue Bonds 3,500 5.500 11/15/49 3,877
Tipton Academy Revenue Bonds 320 4.000 06/01/51 228
Universal Academy Revenue Bonds 500 4.000 12/01/31 482
Universal Academy Revenue Bonds 65 4.000 12/01/40 58
41,721
Minnesota - 0.5%
City of Forest Lake Charter School Lease Revenue Bonds 500 5.250 08/01/43 496
City of Ham Lake Revenue Bonds 2,000 5.000 11/01/36 1,986
City of Minneapolis Charter Lease Revenue Bonds (Þ) 1,400 5.000 12/01/32 1,415
City of State Cloud Revenue Bonds 125 4.000 05/01/49 113
City of Woodbury Revenue Bonds 50 4.000 12/01/40 42
City of Woodbury Revenue Bonds 25 4.000 12/01/50 19
Duluth Economic Development Authority Revenue Bonds 100 4.000 07/01/36 86
Duluth Economic Development Authority Revenue Bonds 380 4.000 06/15/37 366
Duluth Economic Development Authority Revenue Bonds 200 4.250 02/15/48 187
Duluth Economic Development Authority Revenue Bonds 2,500 5.000 02/15/48 2,531
Duluth Economic Development Authority Revenue Bonds 1,425 5.250 02/15/58 1,445
Duluth Independent School District No. 709 Certificate of Participation 35 3.250 03/01/25 35

See accompanying notes which are an integral part of the financial statements.
526 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Duluth Independent School District No. 709 Certificate of Participation 45 4.000 03/01/29 46
Duluth Independent School District No. 709 Certificate of Participation 75 4.000 03/01/32 76
Duluth Independent School District No. 709 Certificate of Participation 705 4.200 03/01/34 720
Housing & Redevelopment Authority of The City of St Paul Revenue Bonds 200 5.500 12/01/57 202
Minnesota Higher Education Facilities Authority Revenue Bonds 100 4.000 12/01/40 88
Minnesota Higher Education Facilities Authority Revenue Bonds 100 5.000 05/01/47 88
St. Paul Housing & Redevelopment Authority Revenue Bonds (Þ) 140 5.250 07/01/33 142
St. Paul Housing & Redevelopment Authority Revenue Bonds (Þ) 230 5.500 07/01/38 232
10,315
Mississippi - 0.2%
Mississippi Business Finance Corp. Revenue Bonds (~)(Ê)(Þ) 830 6.000 10/15/30 819
Mississippi Business Finance Corp. Revenue Bonds 1,400 2.375 06/01/44 840
Mississippi Development Bank Revenue Bonds (Þ) 1,025 4.000 10/01/34 930
Mississippi Development Bank Revenue Bonds (Þ) 900 4.000 10/01/35 813
Mississippi Development Bank Revenue Bonds (Þ) 950 4.000 10/01/36 846
Mississippi Development Bank Revenue Bonds (Þ) 200 4.000 10/01/41 162
4,410
Missouri - 0.6%
Branson Industrial Development Authority Tax Allocation 200 4.000 11/01/27 193
Branson Industrial Development Authority Tax Allocation 105 5.500 06/01/29 100
Cape Girardeau County Industrial Development Authority Revenue Bonds 75 5.000 03/01/36 77
Cape Girardeau County Industrial Development Authority Revenue Bonds 1,600 4.000 03/01/41 1,523
Cape Girardeau County Industrial Development Authority Revenue Bonds 175 3.000 03/01/46 131
City of St. Louis Industrial Development Authority Revenue Bonds 200 5.000 05/15/41 198
City of St. Louis Industrial Development Authority Revenue Bonds (Þ) 2,350 5.500 06/15/42 2,184
City of St. Louis Industrial Development Authority Revenue Bonds 250 4.750 11/15/47 188
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds 1,200 5.000 12/01/52 1,256
I-470 Western Gateway Transportation Development District Revenue Bonds (Þ) 250 5.250 12/01/48 243
Joplin Industrial Development Authority Revenue Bonds 95 3.500 11/01/40 83
Joplin Industrial Development Authority Revenue Bonds 200 4.250 11/01/50 161
Kansas City Land Clearance Redevelopment Authority Tax Allocation (Þ) 1,500 5.000 02/01/40 1,416
Lees Summit Industrial Development Authority Revenue Bonds 405 5.000 08/15/39 413
Missouri Southern State University Revenue Bonds 250 4.000 10/01/34 235
Missouri State Health & Educational Facilities Authority Revenue Bonds 1,000 4.000 02/01/42 868
Plaza at Noah's Ark Community Improvement District Revenue Bonds 450 3.000 05/01/25 442
Plaza at Noah's Ark Community Improvement District Revenue Bonds 125 3.125 05/01/35 106
St. Louis County Industrial Development Authority Revenue Bonds 650 5.000 08/15/30 624
St. Louis Land Clearance for Redevelopment Authority Revenue Bonds 500 4.000 06/01/41 442
Taney County Industrial Development Authority Revenue Bonds (Þ) 400 6.000 10/01/49 388
University City Industrial Development Authority Revenue Bonds 225 4.875 06/15/36 225
University City Industrial Development Authority Revenue Bonds 500 5.500 06/15/42 493
11,989
Montana - 0.1%
County of Gallatin Revenue Bonds (Þ) 1,000 4.000 10/15/46 737
Montana Facility Finance Authority Health Care Facilities Revenue Bonds 1,500 5.000 07/01/43 1,509
2,246
Nevada - 0.3%
Carson City Hospital Revenue Bonds 1,025 5.000 09/01/47 1,028
City of Las Vegas  Special Improvement District No. 817 Summerlin Village 29
Special Assessment 500 5.750 06/01/43 507

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 527
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Las Vegas  Special Improvement District No. 817 Summerlin Village 29
Special Assessment 350 6.000 06/01/48 357
City of Las Vegas Special Improvement District No. 613 Special Assessment 50 5.500 12/01/53 50
City of Las Vegas Special Improvement District No. 816 Special Assessment 50 3.000 06/01/41 35
City of Las Vegas Special Improvement District No. 816 Special Assessment 100 3.125 06/01/51 63
Director of the State of Nevada Department of Business & Industry Revenue Bonds
(~)(ae)(Ê)(Þ) 800 8.125 01/01/50 821
Henderson Local Improvement Districts Special Assessment 50 4.000 09/01/35 45
Henderson Local Improvement Districts Special Assessment 50 3.500 09/01/45 36
Henderson Local Improvement Districts Special Assessment 30 4.000 09/01/51 23
Las Vegas Convention & Visitors Authority Revenue Bonds 50 5.000 07/01/30 52
Las Vegas Convention & Visitors Authority Revenue Bonds 155 5.000 07/01/43 161
Las Vegas Redevelopment Agency Tax Allocation 250 5.000 06/15/45 251
Las Vegas Special Improvement District No. 813 Special Assessment 15 4.250 06/01/37 15
Las Vegas Special Improvement District No. 813 Special Assessment 25 4.375 06/01/42 24
Las Vegas Special Improvement District No. 813 Special Assessment 25 4.500 06/01/47 23
Las Vegas Special Improvement District No. 814 Special Assessment 80 4.000 06/01/49 63
Las Vegas Special Improvement District No. 815 Special Assessment 50 5.000 12/01/49 46
Nevada Department of Business & Industry Revenue Bonds 1,100 5.000 07/15/37 1,101
Tahoe-Douglas Visitors Authority Revenue Bonds 1,000 5.000 07/01/34 1,045
Tahoe-Douglas Visitors Authority Revenue Bonds 165 5.000 07/01/45 165
Tahoe-Douglas Visitors Authority Revenue Bonds 175 5.000 07/01/51 172
6,083
New Hampshire - 0.8%
New Hampshire Business Finance Authority Revenue Bonds (~)(Ê)(Þ) 100 2.950 04/01/29 92
New Hampshire Business Finance Authority Revenue Bonds (Þ) 1,415 5.625 12/15/33 1,396
New Hampshire Business Finance Authority Revenue Bonds (Þ) 7,300 6.890 04/01/34 7,296
New Hampshire Business Finance Authority Revenue Bonds (Þ) 600 6.250 12/15/38 591
New Hampshire Business Finance Authority Revenue Bonds 999 4.250 07/20/41 972
New Hampshire Business Finance Authority Revenue Bonds (~)(ae)(Ê)(Þ) 180 3.625 07/01/43 142
New Hampshire Business Finance Authority Revenue Bonds (~)(ae)(Ê)(Þ) 535 3.750 07/01/45 423
New Hampshire Business Finance Authority Revenue Bonds 200 5.250 07/01/48 203
New Hampshire Business Finance Authority Revenue Bonds 1,000 4.000 01/01/51 742
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 390 5.000 08/01/32 407
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 845 5.000 08/01/35 878
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 500 5.000 10/01/36 507
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 935 5.000 08/01/37 964
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 980 5.000 08/01/40 1,000
15,613
New Jersey - 3.7%
Atlantic City General Obligation Unlimited 500 5.000 12/01/24 499
Atlantic City General Obligation Unlimited 450 5.000 12/01/25 448
Atlantic City General Obligation Unlimited 270 5.000 12/01/28 265
Essex County Improvement Authority Revenue Bonds 545 4.000 06/15/38 510
Essex County Improvement Authority Revenue Bonds 815 4.000 06/15/46 709
New Jersey Economic Development Authority Revenue Bonds 3,250 5.250 09/15/29 3,255
New Jersey Economic Development Authority Revenue Bonds 500 4.000 07/01/32 503
New Jersey Economic Development Authority Revenue Bonds 500 5.000 07/01/32 503
New Jersey Economic Development Authority Revenue Bonds 500 5.000 06/15/41 523
New Jersey Economic Development Authority Revenue Bonds 675 3.000 08/01/41 537

See accompanying notes which are an integral part of the financial statements.
528 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New Jersey Economic Development Authority Revenue Bonds (µ) 200 5.000 06/01/42 203
New Jersey Economic Development Authority Revenue Bonds 635 5.000 06/15/42 649
New Jersey Economic Development Authority Revenue Bonds 5,000 5.000 11/01/44 5,182
New Jersey Economic Development Authority Revenue Bonds 1,275 4.000 06/15/46 1,204
New Jersey Economic Development Authority Revenue Bonds 100 5.000 07/01/47 94
New Jersey Economic Development Authority Revenue Bonds 1,000 5.000 07/15/47 998
New Jersey Economic Development Authority Revenue Bonds 1,250 5.000 01/01/48 1,160
New Jersey Educational Facilities Authority Revenue Bonds 200 4.000 07/01/42 144
New Jersey Educational Facilities Authority Revenue Bonds 795 5.000 07/01/46 710
New Jersey Educational Facilities Authority Revenue Bonds 500 3.000 07/01/50 349
New Jersey Health Care Facilities Financing Authority Revenue Bonds (µ) 300 4.125 07/01/38 289
New Jersey Transportation Trust Fund Authority Revenue Bonds 1,400 3.912 12/15/26 1,270
New Jersey Transportation Trust Fund Authority Revenue Bonds 600 4.302 12/15/29 487
New Jersey Transportation Trust Fund Authority Revenue Bonds 465 5.000 06/15/30 477
New Jersey Transportation Trust Fund Authority Revenue Bonds (µ) 2,400 4.168 12/15/30 1,875
New Jersey Transportation Trust Fund Authority Revenue Bonds 385 4.000 12/15/31 393
New Jersey Transportation Trust Fund Authority Revenue Bonds 910 4.403 12/15/32 658
New Jersey Transportation Trust Fund Authority Revenue Bonds (µ) 500 3.965 12/15/33 351
New Jersey Transportation Trust Fund Authority Revenue Bonds 450 5.000 12/15/33 481
New Jersey Transportation Trust Fund Authority Revenue Bonds 100 4.526 12/15/34 67
New Jersey Transportation Trust Fund Authority Revenue Bonds 370 5.000 12/15/35 392
New Jersey Transportation Trust Fund Authority Revenue Bonds (µ) 2,975 5.130 12/15/35 1,886
New Jersey Transportation Trust Fund Authority Revenue Bonds 550 5.591 12/15/35 349
New Jersey Transportation Trust Fund Authority Revenue Bonds (µ) 3,425 4.342 12/15/36 2,056
New Jersey Transportation Trust Fund Authority Revenue Bonds 3,255 4.668 12/15/36 1,954
New Jersey Transportation Trust Fund Authority Revenue Bonds 460 5.000 12/15/36 486
New Jersey Transportation Trust Fund Authority Revenue Bonds 7,235 4.649 12/15/37 4,103
New Jersey Transportation Trust Fund Authority Revenue Bonds 2,335 4.000 06/15/38 2,335
New Jersey Transportation Trust Fund Authority Revenue Bonds 675 5.000 06/15/38 675
New Jersey Transportation Trust Fund Authority Revenue Bonds 320 4.250 12/15/38 321
New Jersey Transportation Trust Fund Authority Revenue Bonds 2,750 4.680 12/15/38 1,477
New Jersey Transportation Trust Fund Authority Revenue Bonds 7,975 4.000 06/15/45 7,560
New Jersey Transportation Trust Fund Authority Revenue Bonds 185 3.500 06/15/46 155
New Jersey Transportation Trust Fund Authority Revenue Bonds 80 3.000 06/15/50 58
New Jersey Transportation Trust Fund Authority Revenue Bonds 1,425 4.000 06/15/50 1,320
New Jersey Turnpike Authority Revenue Bonds 1,785 4.000 01/01/48 1,722
Passaic County Improvement Authority (The) Revenue Bonds 100 5.500 07/01/58 101
South Jersey Port Corp. Revenue Bonds 2,395 5.000 01/01/36 2,495
South Jersey Port Corp. Revenue Bonds 6,285 5.000 01/01/42 6,431
South Jersey Port Corp. Revenue Bonds 1,600 5.000 01/01/48 1,620
South Jersey Transportation Authority Revenue Bonds 315 5.000 11/01/26 317
South Jersey Transportation Authority Revenue Bonds 945 5.000 11/01/39 946
South Jersey Transportation Authority Revenue Bonds 1,000 4.500 11/01/42 1,005
South Jersey Transportation Authority Revenue Bonds 1,000 4.625 11/01/47 1,001
Tobacco Settlement Financing Corp. Revenue Bonds 3,625 5.000 06/01/46 3,659
Union County Improvement Authority Revenue Bonds (Þ) 200 6.000 12/01/25 184
Union County Improvement Authority Revenue Bonds (Þ) 1,100 6.750 12/01/41 709
70,110
New Mexico - 0.0%

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 529
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Winrock Town Center Tax Increment Development District No. 1 Tax Allocation (Þ) 500 4.250 05/01/40 453
New York - 7.0%
Brooklyn Arena Local Development Corp. Revenue Bonds 1,780 5.000 07/15/42 1,797
Brooklyn Arena Local Development Corp. Revenue Bonds (µ) 30 3.000 07/15/43 23
Brooklyn Arena Local Development Corp. Revenue Bonds 1,000
Zero
coupon 07/15/45 349
Brooklyn Arena Local Development Corp. Revenue Bonds 510
Zero
coupon 07/15/46 169
Build NYC Resource Corp. Revenue Bonds (Þ) 100 2.500 06/15/31 86
Build NYC Resource Corp. Revenue Bonds (Þ) 170 9.750 07/01/32 163
Build NYC Resource Corp. Revenue Bonds 400 4.000 06/15/36 364
Build NYC Resource Corp. Revenue Bonds (Þ) 500 6.500 07/01/42 504
Build NYC Resource Corp. Revenue Bonds (Þ) 100 4.000 06/15/51 77
Build NYC Resource Corp. Revenue Bonds (Þ) 350 5.000 06/15/51 320
Build NYC Resource Corp. Revenue Bonds (Þ) 1,000 4.000 11/01/51 770
Build NYC Resource Corp. Revenue Bonds (Þ) 330 5.000 12/01/51 285
Build NYC Resource Corp. Revenue Bonds 100 5.000 06/15/52 96
Build NYC Resource Corp. Revenue Bonds 55 5.000 07/01/52 53
Build NYC Resource Corp. Revenue Bonds 250 5.250 07/01/52 255
Build NYC Resource Corp. Revenue Bonds (Þ) 150 6.500 07/01/52 150
Build NYC Resource Corp. Revenue Bonds (Þ) 100 5.500 06/15/53 99
Build NYC Resource Corp. Revenue Bonds (Þ) 100 5.000 12/01/55 85
Build NYC Resource Corp. Revenue Bonds 45 5.000 07/01/56 43
Build NYC Resource Corp. Revenue Bonds 100 5.000 06/15/57 95
Build NYC Resource Corp. Revenue Bonds 375 5.250 07/01/57 381
Build NYC Resource Corp. Revenue Bonds (Þ) 150 6.500 07/01/57 148
Build NYC Resource Corp. Revenue Bonds 125 4.750 06/15/58 114
Build NYC Resource Corp. Revenue Bonds 500 5.250 07/01/62 506
Build NYC Resource Corp. Revenue Bonds (Þ) 100 5.500 06/15/63 97
City of New York General Obligation Unlimited 2,000 4.500 05/01/49 2,016
Dutchess County Local Development Corp. Revenue Bonds 1,000 5.000 07/01/45 1,005
Dutchess County Local Development Corp. Revenue Bonds 1,625 5.000 07/01/46 1,595
Dutchess County Local Development Corp. Revenue Bonds 1,500 5.000 07/01/51 1,475
Erie Tobacco Asset Securitization Corp. Revenue Bonds (Þ) 4,000
Zero
coupon 06/01/60 256
Genesee County Funding Corp. (The) Revenue Bonds 1,875 5.250 12/01/52 1,912
Hempstead Town Local Development Corp. Revenue Bonds 475 5.000 07/01/38 474
Hempstead Town Local Development Corp. Revenue Bonds 500 5.500 06/15/57 502
Huntington Local Development Corp. Revenue Bonds 705 4.750 07/01/31 649
Huntington Local Development Corp. Revenue Bonds 700 5.250 07/01/56 553
Jefferson County Civic Facility Development Corp. Revenue Bonds 1,000 4.000 11/01/32 924
Metropolitan Transportation Authority Revenue Bonds 150 5.000 11/15/25 153
Metropolitan Transportation Authority Revenue Bonds 35 5.000 11/15/27 36
Metropolitan Transportation Authority Revenue Bonds 140 4.000 11/15/32 141
Metropolitan Transportation Authority Revenue Bonds 295 5.000 11/15/33 324
Metropolitan Transportation Authority Revenue Bonds 50 4.000 11/15/35 50
Metropolitan Transportation Authority Revenue Bonds 40 2.813 11/15/40 19
Metropolitan Transportation Authority Revenue Bonds 375 4.000 11/15/40 367
Metropolitan Transportation Authority Revenue Bonds 2,500 5.000 11/15/40 2,518

See accompanying notes which are an integral part of the financial statements.
530 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Metropolitan Transportation Authority Revenue Bonds 2,585 4.000 11/15/45 2,381
Metropolitan Transportation Authority Revenue Bonds 500 4.750 11/15/45 509
Metropolitan Transportation Authority Revenue Bonds 1,500 5.000 11/15/45 1,568
Metropolitan Transportation Authority Revenue Bonds 200 4.000 11/15/48 182
Metropolitan Transportation Authority Revenue Bonds (µ) 2,500 4.000 11/15/48 2,321
Metropolitan Transportation Authority Revenue Bonds 4,300 4.000 11/15/50 3,879
Metropolitan Transportation Authority Revenue Bonds (µ) 900 4.000 11/15/50 820
Metropolitan Transportation Authority Revenue Bonds 290 5.000 11/15/50 299
Metropolitan Transportation Authority Revenue Bonds 1,125 5.250 11/15/55 1,169
Nassau County Tobacco Settlement Corp. Revenue Bonds 12,290
Zero
coupon 06/01/60 746
New York City Housing Development Corp. Revenue Bonds 600 3.500 02/15/48 598
New York City Industrial Development Revenue Bonds (µ) 1,465 3.000 01/01/46 1,127
New York City Industrial Development Revenue Bonds (µ) 1,375 3.000 03/01/49 1,045
New York City Industrial Development Revenue Bonds 125 3.000 03/01/49 89
New York Counties Tobacco Trust IV Revenue Bonds 9,455 8.130 06/01/60 645
New York Liberty Development Corp. Revenue Bonds (Þ) 325 5.150 11/15/34 326
New York Liberty Development Corp. Revenue Bonds (Þ) 1,900 5.375 11/15/40 1,904
New York Liberty Development Corp. Revenue Bonds (µ) 1,000 2.750 02/15/44 734
New York Liberty Development Corp. Revenue Bonds (Þ) 12,615 5.000 11/15/44 12,486
New York Liberty Development Corp. Revenue Bonds (Þ) 2,600 7.250 11/15/44 2,615
New York Power Authority Revenue Bonds 2,000 4.000 11/15/50 1,905
New York State Dormitory Authority Revenue Bonds (Þ) 900 5.000 12/01/30 865
New York State Dormitory Authority Revenue Bonds (Þ) 400 5.000 12/01/35 393
New York State Dormitory Authority Revenue Bonds 1,090 4.000 03/15/38 1,108
New York State Dormitory Authority Revenue Bonds (µ) 520 3.000 09/01/50 364
New York State Dormitory Authority Revenue Bonds 455 4.000 09/01/50 388
New York State Dormitory Authority Revenue Bonds 525 4.250 05/01/52 503
New York State Dormitory Authority Revenue Bonds 840 5.000 05/01/52 869
New York State Dormitory Authority Revenue Bonds 2,000 4.000 07/01/53 1,867
New York State Dormitory Authority Revenue Bonds 1,435 4.000 03/15/54 1,345
New York State Dormitory Authority Revenue Bonds 1,000 5.000 07/01/57 940
New York State Environmental Facilities Corp. Revenue Bonds (~)(ae)(Ê) 500 2.750 09/01/50 487
New York State Environmental Facilities Corp. Revenue Bonds (~)(ae)(Ê)(Þ) 250 5.125 09/01/50 255
New York State Housing Finance Agency Revenue Bonds 2,045 2.800 11/01/51 1,364
New York State Thruway Authority Revenue Bonds 3,000 5.000 12/01/34 3,252
New York State Thruway Authority Revenue Bonds 10,000 4.000 03/15/39 10,079
New York State Thruway Authority Revenue Bonds 500 3.000 03/15/48 377
New York State Thruway Authority Revenue Bonds 4,855 3.000 03/15/51 3,547
New York Transportation Development Corp. Revenue Bonds 105 2.250 08/01/26 102
New York Transportation Development Corp. Revenue Bonds 1,055 5.000 08/01/26 1,055
New York Transportation Development Corp. Revenue Bonds 1,925 4.000 10/01/30 1,919
New York Transportation Development Corp. Revenue Bonds 530 3.000 08/01/31 497
New York Transportation Development Corp. Revenue Bonds 1,390 5.250 08/01/31 1,458
New York Transportation Development Corp. Revenue Bonds 1,315 4.000 07/01/33 1,275
New York Transportation Development Corp. Revenue Bonds 2,055 5.000 10/01/35 2,171
New York Transportation Development Corp. Revenue Bonds 2,075 4.000 01/01/36 2,055
New York Transportation Development Corp. Revenue Bonds 775 5.375 08/01/36 815
New York Transportation Development Corp. Revenue Bonds 1,700 4.000 12/01/39 1,679

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 531
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New York Transportation Development Corp. Revenue Bonds 1,510 5.000 12/01/39 1,587
New York Transportation Development Corp. Revenue Bonds 625 5.625 04/01/40 679
New York Transportation Development Corp. Revenue Bonds 875 5.000 10/01/40 903
New York Transportation Development Corp. Revenue Bonds (µ) 75 4.000 12/01/40 74
New York Transportation Development Corp. Revenue Bonds (µ) 2,490 5.000 12/01/40 2,669
New York Transportation Development Corp. Revenue Bonds 2,875 5.000 07/01/41 2,827
New York Transportation Development Corp. Revenue Bonds 6,000 4.375 10/01/45 5,792
New York Transportation Development Corp. Revenue Bonds (µ) 1,000 4.000 07/01/46 903
New York Transportation Development Corp. Revenue Bonds 750 5.000 07/01/46 731
New York Transportation Development Corp. Revenue Bonds 2,440 5.250 01/01/50 2,412
New York Transportation Development Corp. Revenue Bonds 225 6.000 06/30/54 247
New York Transportation Development Corp. Revenue Bonds 3,150 5.375 06/30/60 3,289
New York Transportation Development Facilities Revenue Bonds 100 5.000 01/01/34 103
Oneida County Local Development Corp. Revenue Bonds (µ) 90 4.000 12/01/38 86
Oneida County Local Development Corp. Revenue Bonds (µ) 215 3.000 12/01/39 173
Oneida County Local Development Corp. Revenue Bonds (µ) 60 3.000 12/01/40 47
Oneida Indian Nation of New York Revenue Bonds (Þ) 200 6.000 09/01/43 211
Port Authority of New York & New Jersey Revenue Bonds 2,450 5.000 01/15/52 2,521
Port Authority of New York & New Jersey Revenue Bonds 200 5.500 08/01/52 214
Suffolk Regional Off-Track Betting Co. Revenue Bonds 1,200 5.750 12/01/44 1,212
Suffolk Regional Off-Track Betting Co. Revenue Bonds 1,200 6.000 12/01/53 1,211
Suffolk Tobacco Asset Securitization Corp. Revenue Bonds 2,000 4.000 06/01/50 1,794
Triborough Bridge & Tunnel Authority Revenue Bonds 1,850 4.250 05/15/58 1,788
Westchester County Local Development Corp. Revenue Bonds 125 5.000 11/01/46 118
Westchester County Local Development Corp. Revenue Bonds (µ) 1,000 5.000 11/01/51 1,043
Westchester County Local Development Corp. Revenue Bonds 100 6.250 11/01/52 111
Western Regional Off-Track Betting Corp. Revenue Bonds (Þ) 115 4.125 12/01/41 90
Yonkers Economic Development Corp. Revenue Bonds 25 5.000 10/15/39 25
Yonkers Economic Development Corp. Revenue Bonds 50 5.000 10/15/40 50
Yonkers Economic Development Corp. Revenue Bonds 30 5.000 10/15/49 29
Yonkers Economic Development Corp. Revenue Bonds 75 5.000 10/15/50 72
Yonkers Economic Development Corp. Revenue Bonds 30 5.000 10/15/54 28
133,414
North Carolina - 0.7%
Greater Asheville Regional Airport Authority Revenue Bonds (µ) 1,000 5.500 07/01/47 1,079
Greater Asheville Regional Airport Authority Revenue Bonds (µ) 260 5.250 07/01/53 273
North Carolina Department of Transportation Revenue Bonds 325 5.000 12/31/37 326
North Carolina Medical Care Commission Revenue Bonds 500 5.000 07/01/39 463
North Carolina Medical Care Commission Revenue Bonds 1,100 4.000 03/01/41 911
North Carolina Medical Care Commission Revenue Bonds 2,180 4.000 09/01/41 1,835
North Carolina Medical Care Commission Revenue Bonds 100 5.000 10/01/45 89
North Carolina Medical Care Commission Revenue Bonds 25 4.000 09/01/46 20
North Carolina Medical Care Commission Revenue Bonds 1,000 5.000 01/01/49 943
North Carolina Medical Care Commission Revenue Bonds 1,500 5.000 07/01/49 1,291
North Carolina Medical Care Commission Revenue Bonds 285 5.000 10/01/50 246
North Carolina Medical Care Commission Revenue Bonds 400 4.000 03/01/51 293
North Carolina Medical Care Commission Revenue Bonds 1,960 4.000 09/01/51 1,517
North Carolina Medical Care Commission Revenue Bonds 800 4.000 01/01/52 610
North Carolina Turnpike Authority Revenue Bonds 2,000 5.000 01/01/43 2,051

See accompanying notes which are an integral part of the financial statements.
532 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
North Carolina Turnpike Authority Revenue Bonds 1,000 5.000 07/01/51 1,004
12,951
North Dakota - 0.3%
City of Grand Forks Healthcare System Revenue Bonds (µ) 500 4.000 12/01/46 436
City of Grand Forks Healthcare System Revenue Bonds (µ) 200 3.000 12/01/51 144
City of Grand Forks Healthcare System Revenue Bonds (µ) 1,000 5.000 12/01/53 1,019
County of Burleigh Revenue Bonds 395 5.200 04/15/46 375
County of Ward Health Care Facilities Revenue Bonds 1,000 5.000 06/01/38 943
County of Ward Health Care Facilities Revenue Bonds 2,500 5.000 06/01/53 2,097
5,014
Ohio - 4.3%
Akron Bath Copley Joint Township Hospital District Revenue Bonds 3,000 5.250 11/15/46 3,027
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 460 4.000 06/01/37 459
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 175 4.000 06/01/38 172
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 300 3.000 06/01/48 219
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 1,730 4.000 06/01/48 1,540
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 29,105 5.000 06/01/55 26,348
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 28,515 6.259 06/01/57 2,818
Centerville Health Care Revenue Bonds 100 5.250 11/01/37 98
Centerville Health Care Revenue Bonds 150 5.250 11/01/50 132
City of Cleveland Revenue Bonds 1,245 5.375 09/15/27 1,245
Cleveland-Cuyahoga County Port Authority Revenue Bonds 1,000 4.000 08/01/44 914
Cleveland-Cuyahoga County Port Authority Revenue Bonds 1,500 5.500 08/01/52 1,552
Cleveland-Cuyahoga County Port Authority Tax Allocation (Þ) 100 4.000 12/01/55 79
Cleveland-Cuyahoga County Port Authority Tax Allocation (Þ) 200 4.500 12/01/55 163
Columbus-Franklin County Finance Authority Revenue Bonds 1,425 4.000 11/15/38 1,346
Columbus-Franklin County Finance Authority Revenue Bonds (Þ) 600 7.000 07/01/53 604
County of Darke Revenue Bonds 50 4.000 09/01/40 42
County of Darke Revenue Bonds 50 4.000 09/01/45 39
County of Darke Revenue Bonds 75 5.000 09/01/49 66
County of Franklin Revenue Bonds 400 5.250 07/01/41 389
County of Franklin Revenue Bonds 1,055 5.500 07/01/41 1,059
County of Franklin Revenue Bonds 520 5.250 11/15/55 455
County of Lucas Hospital Revenue Bonds 3,950 5.250 11/15/48 3,923
County of Lucas Revenue Bonds 120 4.000 11/15/45 91
County of Muskingum Revenue Bonds 200 5.000 02/15/48 179
Cuyahoga County Hospital Revenue Bonds 185 5.000 05/15/32 180
Cuyahoga County Hospital Revenue Bonds 1,000 5.000 02/15/37 1,012
Cuyahoga County Hospital Revenue Bonds 225 5.375 05/15/37 218
Cuyahoga County Hospital Revenue Bonds 2,140 5.000 02/15/42 2,145
Cuyahoga County Hospital Revenue Bonds 400 5.500 05/15/42 376
Cuyahoga County Hospital Revenue Bonds 990 5.250 02/15/47 992
Cuyahoga County Hospital Revenue Bonds 3,300 5.000 02/15/57 3,170
Cuyahoga County Hospital Revenue Bonds 3,020 5.500 02/15/57 3,053
Franklin County Convention Facilities Authority Revenue Bonds 1,050 5.000 12/01/51 980
Green Local School District/Summit County General Obligation Unlimited 1,000 5.500 11/01/59 1,068
Northeast Ohio Medical University Revenue Bonds 25 3.000 12/01/40 19
Northeast Ohio Medical University Revenue Bonds 25 4.000 12/01/45 21
Ohio Air Quality Development Authority Revenue Bonds (Þ) 100 3.750 01/15/28 99

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 533
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Ohio Air Quality Development Authority Revenue Bonds 230 3.250 09/01/29 217
Ohio Air Quality Development Authority Revenue Bonds (Þ) 270 4.250 01/15/38 265
Ohio Air Quality Development Authority Revenue Bonds (Þ) 3,465 4.500 01/15/48 3,328
Ohio Higher Educational Facility Commission Revenue Bonds (~)(Ê) 2,265 4.200 01/01/39 2,265
Ohio Higher Educational Facility Commission Revenue Bonds 1,385 5.250 12/01/43 1,284
Ohio Higher Educational Facility Commission Revenue Bonds 2,000 5.000 11/01/44 1,761
Ohio Higher Educational Facility Commission Revenue Bonds 1,100 4.000 07/01/46 935
Ohio Higher Educational Facility Commission Revenue Bonds 200 6.000 09/01/47 198
Ohio Higher Educational Facility Commission Revenue Bonds 1,500 5.000 01/15/50 1,535
Ohio Higher Educational Facility Commission Revenue Bonds 300 5.000 12/01/50 269
Ohio Higher Educational Facility Commission Revenue Bonds 275 6.000 09/01/52 267
Port of Greater Cincinnati Development Authority Revenue Bonds 3,175 5.000 11/15/45 3,319
Port of Greater Cincinnati Development Authority Revenue Bonds 375 5.000 12/01/46 346
Port of Greater Cincinnati Development Authority Revenue Bonds (Þ) 120 4.250 12/01/50 103
Port of Greater Cincinnati Development Authority Revenue Bonds (~)(ae)(Ê) 180 4.375 06/15/56 175
State of Ohio Revenue Bonds (Þ) 110 5.000 12/01/38 104
State of Ohio Revenue Bonds 350 3.000 01/15/45 265
State of Ohio Revenue Bonds 1,915 4.000 01/15/46 1,789
State of Ohio Revenue Bonds (Þ) 275 5.000 12/01/48 244
State of Ohio Revenue Bonds 25 4.000 01/15/50 23
Toledo-Lucas County Port Authority Revenue Bonds 925 5.000 07/01/39 867
Toledo-Lucas County Port Authority Revenue Bonds 100 4.000 01/01/43 90
Toledo-Lucas County Port Authority Revenue Bonds 1,050 4.000 01/01/46 921
Toledo-Lucas County Port Authority Revenue Bonds 50 4.000 01/01/51 42
Toledo-Lucas County Port Authority Revenue Bonds 150 4.000 01/01/57 122
Warren County Port Authority Revenue Bonds 1,370 4.000 12/01/53 1,063
82,089
Oklahoma - 0.5%
Oklahoma Development Finance Authority Revenue Bonds 200 5.250 08/15/48 202
Oklahoma Development Finance Authority Revenue Bonds (µ) 500 4.000 08/15/52 436
Oklahoma Development Finance Authority Revenue Bonds 2,825 5.500 08/15/52 2,871
Oklahoma Development Finance Authority Revenue Bonds 950 5.500 08/15/57 966
Tulsa Airports Improvement Trust Revenue Bonds (~)(ae)(Ê) 1,555 5.000 06/01/35 1,565
Tulsa Airports Improvement Trust Revenue Bonds 625 5.500 12/01/35 625
Tulsa Authority for Economic Opportunity Tax Allocation (Þ) 560 4.375 12/01/41 496
Tulsa Authority for Economic Opportunity Tax Allocation (Þ) 715 4.000 12/01/43 638
Tulsa County Industrial Authority Revenue Bonds 1,000 5.250 11/15/37 1,004
8,803
Oregon - 0.5%
Astoria Hospital Facilities Authority Revenue Bonds 640 5.000 08/01/41 646
Clackamas County Hospital Facility Authority Revenue Bonds 25 5.375 11/15/55 23
County of Yamhill Revenue Bonds 350 4.000 12/01/41 329
County of Yamhill Revenue Bonds 1,655 4.000 12/01/51 1,444
Medford Hospital Facilities Authority Revenue Bonds 215 4.000 08/15/50 195
Oregon State Facilities Authority Revenue Bonds (Þ) 1,000 5.000 10/01/36 948
Oregon State Facilities Authority Revenue Bonds 2,500 5.000 04/01/45 2,514
Oregon State Facilities Authority Revenue Bonds (ae) 30 5.000 10/01/46 31
Oregon State Facilities Authority Revenue Bonds (Þ) 1,000 5.000 10/01/48 909
Salem Hospital Facility Authority Revenue Bonds 1,000 4.000 05/15/47 795

See accompanying notes which are an integral part of the financial statements.
534 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Union County Hospital Facility Authority Revenue Bonds 1,505 5.000 07/01/37 1,544
Yamhill County Hospital Authority Revenue Bonds 125 5.000 11/15/51 98
9,476
Pennsylvania - 5.0%
Allegheny County Airport Authority Revenue Bonds (µ) 1,700 4.000 01/01/46 1,617
Allegheny County Airport Authority Revenue Bonds 1,000 4.000 01/01/56 880
Allegheny County Hospital Development Authority Revenue Bonds 1,865 4.000 04/01/44 1,722
Allegheny County Industrial Development Authority Revenue Bonds 250 4.875 11/01/24 251
Allegheny County Industrial Development Authority Revenue Bonds 225 5.125 05/01/30 234
Allegheny County Industrial Development Authority Revenue Bonds (Þ) 1,010 3.000 06/15/31 881
Allegheny County Industrial Development Authority Revenue Bonds 100 4.000 06/15/41 83
Allegheny County Industrial Development Authority Revenue Bonds 100 4.000 06/15/51 76
Allegheny County Industrial Development Authority Revenue Bonds 100 4.000 06/15/56 73
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds
(Þ) 1,860 5.000 05/01/28 1,884
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds
(Þ) 500 5.000 05/01/32 509
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds
(Þ) 1,000 5.000 05/01/33 1,016
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds
(Þ) 4,450 5.000 05/01/42 4,386
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds 500 5.000 05/01/42 510
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds
(Þ) 620 5.250 05/01/42 601
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds
(Þ) 465 6.000 05/01/42 481
Berks County Industrial Development Authority Revenue Bonds 50 5.000 11/01/29 27
Berks County Industrial Development Authority Revenue Bonds 110 5.000 11/01/30 59
Berks County Industrial Development Authority Revenue Bonds 75 5.000 11/01/34 39
Berks County Industrial Development Authority Revenue Bonds 325 3.750 11/01/42 168
Berks County Industrial Development Authority Revenue Bonds 725 4.000 11/01/47 373
Berks County Industrial Development Authority Revenue Bonds 750 5.000 11/01/50 384
Berks County Municipal Authority Revenue Bonds 1,195 5.000 11/01/40 617
Berks County Municipal Authority Revenue Bonds 355 5.000 11/01/44 183
Berks County Municipal Authority Revenue Bonds 1,225 5.000 10/01/49 1,056
Bucks County Industrial Development Authority Revenue Bonds 725 4.000 07/01/51 524
Bucks County Industrial Development Authority Revenue Bonds 2,245 5.000 07/01/54 1,743
Chester County Health & Education Facilities Authority Revenue Bonds 795 5.000 11/01/24 791
Chester County Health & Education Facilities Authority Revenue Bonds 625 5.000 11/01/25 616
Chester County Health & Education Facilities Authority Revenue Bonds 1,985 5.000 11/01/37 1,744
Chester County Industrial Development Authority Revenue Bonds 1,000 5.000 03/01/27 1,009
Chester County Industrial Development Authority Revenue Bonds (Þ) 2,000 5.625 10/15/42 1,967
Chester County Industrial Development Authority Revenue Bonds 1,255 5.000 12/15/51 1,158
Chester County Industrial Development Authority Revenue Bonds (Þ) 250 6.000 10/15/52 250
City of Erie Higher Education Building Authority Revenue Bonds (Þ) 1,770 5.000 09/15/33 1,710
City of Erie Higher Education Building Authority Revenue Bonds (ae)(Þ) 295 5.000 09/15/33 304
City of Scranton General Obligation Unlimited (Þ) 1,275 5.000 09/01/28 1,277
Clairton Municipal Authority Revenue Bonds 240 5.000 12/01/42 240
Commonwealth Financing Authority Revenue Bonds (µ) 1,525 4.000 06/01/39 1,505
Dauphin County General Authority Revenue Bonds (Þ) 850 5.875 10/15/40 716
Dauphin County General Authority Revenue Bonds (Þ) 1,000 5.125 10/15/41 768

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 535
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Dauphin County General Authority Revenue Bonds (Þ) 2,700 6.250 10/15/53 2,170
Doylestown Hospital Authority Revenue Bonds 295 3.950 07/01/24 293
Doylestown Hospital Authority Revenue Bonds 210 5.000 07/01/25 209
Doylestown Hospital Authority Revenue Bonds 225 5.000 07/01/26 224
Doylestown Hospital Authority Revenue Bonds 50 5.000 07/01/27 50
Doylestown Hospital Authority Revenue Bonds 50 5.000 07/01/28 50
Doylestown Hospital Authority Revenue Bonds (Þ) 2,050 5.375 07/01/39 2,054
Doylestown Hospital Authority Revenue Bonds (ae) 10 5.000 07/01/41 10
Doylestown Hospital Authority Revenue Bonds 40 5.000 07/01/41 38
Doylestown Hospital Authority Revenue Bonds (ae) 5 4.000 07/01/45 5
Doylestown Hospital Authority Revenue Bonds 45 4.000 07/01/45 36
Doylestown Hospital Authority Revenue Bonds (ae) 35 5.000 07/01/46 36
Doylestown Hospital Authority Revenue Bonds 165 5.000 07/01/46 153
Franklin County Industrial Development Authority Revenue Bonds 100 5.000 12/01/43 85
Franklin County Industrial Development Authority Revenue Bonds 100 5.000 12/01/48 82
Franklin County Industrial Development Authority Revenue Bonds 510 5.000 12/01/49 414
Franklin County Industrial Development Authority Revenue Bonds 150 5.000 12/01/53 119
Geisinger Authority Revenue Bonds (USD 3 Month LIBOR + 0.770%)(Ê) 100 1.230 05/01/37 90
General Authority of Southcentral Pennsylvania Revenue Bonds 75 4.000 06/01/44 71
General Authority of Southcentral Pennsylvania Revenue Bonds (Þ) 1,765 6.500 07/15/48 1,810
Hospitals & Higher Education Facilities Authority of Philadelphia (The) Revenue
Bonds 290 5.000 07/01/27 295
Hospitals & Higher Education Facilities Authority of Philadelphia Revenue Bonds 210 5.000 07/01/28 214
Hospitals & Higher Education Facilities Authority of Philadelphia Revenue Bonds 500 5.000 07/01/34 507
Huntingdon County General Authority Revenue Bonds 1,000 5.000 05/01/46 936
Lancaster County Hospital Authority Revenue Bonds 1,000 5.250 07/01/41 938
Lancaster County Hospital Authority Revenue Bonds 750 5.000 03/01/50 594
Lancaster Higher Education Authority Revenue Bonds 1,195 5.000 10/01/37 1,196
Lancaster Higher Education Authority Revenue Bonds 2,000 5.000 10/01/42 1,923
Lancaster Industrial Development Authority Revenue Bonds 675 4.000 07/01/46 529
Latrobe Industrial Development Authority Revenue Bonds 315 5.000 03/01/34 319
Latrobe Industrial Development Authority Revenue Bonds 125 4.000 03/01/46 96
Latrobe Industrial Development Authority Revenue Bonds 125 4.000 03/01/51 92
Lehigh County General Purpose Authority Revenue Bonds 1,000 4.000 06/01/52 784
Lincoln University of the Commonwealth System of Higher Education General
Obligation Limited 325 5.250 07/01/44 312
Mercer County Industrial Development Authority Revenue Bonds (Þ) 200 6.125 10/01/50 126
Montgomery County Higher Education & Health Authority Revenue Bonds 1,500 5.000 12/01/37 1,504
Montgomery County Industrial Development Authority Revenue Bonds 1,700 5.250 01/15/46 1,717
Northampton County General Purpose Authority Revenue Bonds 1,625 5.000 10/01/36 1,637
Northeastern Pennsylvania Hospital & Education Authority Revenue Bonds 55 5.000 05/01/44 51
Northeastern Pennsylvania Hospital & Education Authority Revenue Bonds 75 5.000 05/01/49 67
Pennsylvania Economic Development Financing Authority Revenue Bonds (~)(Ê) 5,000 4.050 07/15/24 5,000
Pennsylvania Economic Development Financing Authority Revenue Bonds 2,110 5.000 12/31/34 2,133
Pennsylvania Economic Development Financing Authority Revenue Bonds 1,050 4.000 07/01/41 954
Pennsylvania Economic Development Financing Authority Revenue Bonds 1,250 5.000 06/30/42 1,229
Pennsylvania Economic Development Financing Authority Revenue Bonds 250 5.000 07/01/42 253
Pennsylvania Economic Development Financing Authority Revenue Bonds 2,500 5.500 06/30/43 2,710
Pennsylvania Economic Development Financing Authority Revenue Bonds 150 4.000 07/01/46 129

See accompanying notes which are an integral part of the financial statements.
536 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Pennsylvania Economic Development Financing Authority Revenue Bonds 200 5.250 07/01/46 204
Pennsylvania Economic Development Financing Authority Revenue Bonds 8,445 5.750 06/30/48 9,169
Pennsylvania Economic Development Financing Authority Revenue Bonds 150 5.250 07/01/49 151
Pennsylvania Economic Development Financing Authority Revenue Bonds 125 5.250 06/30/53 130
Pennsylvania Economic Development Financing Authority Revenue Bonds 500 5.000 12/31/57 520
Pennsylvania Economic Development Financing Authority Revenue Bonds 675 6.000 06/30/61 740
Pennsylvania Higher Education Assistance Agency Revenue Bonds 1,000 5.000 06/01/51 953
Pennsylvania Higher Educational Facilities Authority Revenue Bonds 125 5.000 05/01/37 106
Pennsylvania Higher Educational Facilities Authority Revenue Bonds 350 5.000 05/01/42 281
Pennsylvania Higher Educational Facilities Authority Revenue Bonds 2,500 5.250 09/01/50 2,509
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue Bonds 1,000 5.250 12/01/48 1,040
Pennsylvania Turnpike Commission Revenue Bonds 1,250 5.000 12/01/40 1,259
Philadelphia Authority for Industrial Development Revenue Bonds (~)(Ê)(Þ) 940 4.875 12/15/35 898
Philadelphia Authority for Industrial Development Revenue Bonds (Þ) 100 5.375 06/15/38 101
Philadelphia Authority for Industrial Development Revenue Bonds (Þ) 900 5.000 06/15/40 891
Philadelphia Authority for Industrial Development Revenue Bonds 300 4.000 05/01/42 210
Philadelphia Authority for Industrial Development Revenue Bonds (Þ) 1,600 6.250 05/01/42 1,489
Philadelphia Authority for Industrial Development Revenue Bonds 750 5.125 06/15/42 720
Philadelphia Authority for Industrial Development Revenue Bonds (Þ) 150 5.500 06/15/43 151
Philadelphia Authority for Industrial Development Revenue Bonds 150 5.000 06/15/50 132
Philadelphia Authority for Industrial Development Revenue Bonds 145 5.250 06/15/52 138
Scranton Redevelopment Authority Revenue Bonds 70 5.000 11/15/28 70
Scranton School District General Obligation Limited (µ) 2,025 4.250 06/01/37 1,989
Susquehanna Area Regional Airport Authority Revenue Bonds 200 5.000 01/01/38 201
Upper Dauphin Industrial Development Authority Revenue Bonds (Þ) 380 6.250 07/01/57 360
Washington County Redevelopment Authority Tax Allocation 265 5.000 07/01/28 263
West Cornwall Township Municipal Authority Revenue Bonds 365 4.000 11/15/36 331
West Cornwall Township Municipal Authority Revenue Bonds 370 4.000 11/15/41 313
West Cornwall Township Municipal Authority Revenue Bonds 555 4.000 11/15/46 442
94,437
Puerto Rico - 7.3%
Commonwealth of Puerto Rico General Obligation Unlimited 3,000 1.000 11/01/51 600
Commonwealth of Puerto Rico General Obligation Unlimited 60
Zero
coupon 07/01/24 60
Commonwealth of Puerto Rico General Obligation Unlimited 1,290 5.625 07/01/27 1,341
Commonwealth of Puerto Rico General Obligation Unlimited 1,653 5.625 07/01/29 1,781
Commonwealth of Puerto Rico General Obligation Unlimited 2,601 5.750 07/01/31 2,899
Commonwealth of Puerto Rico General Obligation Unlimited 6,448
Zero
coupon 07/01/33 4,222
Commonwealth of Puerto Rico General Obligation Unlimited 2,434 4.000 07/01/33 2,394
Commonwealth of Puerto Rico General Obligation Unlimited 3,932 4.000 07/01/35 3,804
Commonwealth of Puerto Rico General Obligation Unlimited 843 4.000 07/01/37 805
Commonwealth of Puerto Rico General Obligation Unlimited 1,457 4.000 07/01/41 1,351
Commonwealth of Puerto Rico General Obligation Unlimited (Æ)(~)(Ê)(Ø) 11,290 1.000 11/01/43 6,718
Commonwealth of Puerto Rico General Obligation Unlimited 4,162 4.000 07/01/46 3,737
Commonwealth of Puerto Rico General Obligation Unlimited (Æ)(~) (Ê)(Ø) 4,300 1.000 11/01/51 2,496
GDB Debt Recovery Authority of Puerto Rico Revenue Bonds 5,732 7.500 08/20/40 5,517
HTA CL 6 Trust Special Assessment 615 5.250 07/01/38 615
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 600 3.500 07/01/26 569
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 600 3.750 07/01/27 559

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 537
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 850 5.000 07/01/33 902
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 2,650 5.000 07/01/35 2,781
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 1,550 5.000 07/01/37 1,622
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 4,580 4.000 07/01/42 4,260
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 11,650 5.000 07/01/47 11,785
Puerto Rico Electric Power Authority Revenue Bonds 100 5.250 07/01/32 99
Puerto Rico Electric Power Authority Revenue Bonds 355 4.750 07/01/33 343
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 650 5.250 07/01/19 171
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 775 4.750 07/01/26 203
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 810 5.250 07/01/26 212
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 1,685 5.250 07/01/27 442
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 3,125 5.000 07/01/28 820
Puerto Rico Electric Power Authority Revenue Bonds (CME Term SOFR 3 Month +
0.520%)(µ)(Ê) 3,510 1.480 07/01/29 3,342
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 1,150 5.250 07/01/31 302
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 4,280 5.000 07/01/32 1,124
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 135 7.000 07/01/33 35
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 655 5.250 07/01/35 172
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 970 6.750 07/01/36 255
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 325 5.000 07/01/37 85
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 1,000 5.500 07/01/38 263
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 4,180 5.250 07/01/40 1,097
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 1,375 5.000 07/01/42 361
Puerto Rico Electric Power Authority Revenue Bonds (Æ)(Ø) 1,000 7.000 07/01/43 263
Puerto Rico Industrial Tourist Educational Medical & Environmental Control
Facilities Financing Authority Revenue Bonds 100 6.500 01/01/42 118
Puerto Rico Industrial Tourist Educational Medical & Environmental Control
Facilities Financing Authority Revenue Bonds 625 6.750 01/01/45 742
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 41 3.941 07/01/24 41
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 475 5.250 08/01/24 475
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 394 4.030 07/01/27 349
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 273 3.071 07/01/29 224
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 249 4.491 07/01/31 188
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 585
Zero
coupon 07/01/33 403
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 220 4.500 07/01/34 221
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 8,149 4.329 07/01/40 7,953
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 1,175 4.550 07/01/40 1,175
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 5,000
Zero
coupon 07/01/46 1,545
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds (Æ)(Ø) 61,086 5.709 07/01/46 19,048
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds (Æ)(Ø) 13,899 5.772 07/01/51 3,169
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 32 4.536 07/01/53 30
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 2,898 4.750 07/01/53 2,822
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 10,025 4.784 07/01/58 9,784
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 18,949 5.000 07/01/58 18,871
137,565
Rhode Island - 0.3%
Rhode Island Health & Educational Building Corp. Revenue Bonds 1,000 4.125 05/15/53 964
Rhode Island Health & Educational Building Corp. Revenue Bonds 750 5.250 05/15/54 782
Rhode Island Housing & Mortgage Finance Corp. Revenue Bonds 650 4.600 10/01/49 645

See accompanying notes which are an integral part of the financial statements.
538 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Rhode Island Housing and Mortgage Finance Corp. Revenue Bonds 500 5.000 10/01/42 522
Tobacco Settlement Financing Corp. Revenue Bonds 3,450 6.959 06/01/52 596
Tobacco Settlement Financing Corp. Revenue Bonds 12,000 8.861 06/01/52 1,912
5,421
South Carolina - 0.7%
Berkeley County Special Assessment 435 4.000 11/01/30 411
County of Berkeley Special Assessment 2,250 4.250 11/01/40 1,929
Patriots Energy Group Financing Agency Revenue Bonds (~)(ae)(Ê) 1,000 5.250 03/01/31 1,067
South Carolina Jobs-Economic Development Authority Revenue Bonds 350 5.000 11/15/47 353
South Carolina Jobs-Economic Development Authority Revenue Bonds (Þ) 500 5.250 06/15/52 461
South Carolina Jobs-Economic Development Authority Revenue Bonds 1,465 5.250 11/15/52 1,342
South Carolina Jobs-Economic Development Authority Revenue Bonds (Þ) 425 5.250 06/15/57 385
South Carolina Public Service Authority Revenue Bonds (µ) 2,851 4.000 12/01/39 2,825
South Carolina Public Service Authority Revenue Bonds (µ) 1,364 4.000 12/01/46 1,271
South Carolina Public Service Authority Revenue Bonds (µ) 1,000 5.000 12/01/52 1,028
South Carolina Public Service Authority Revenue Bonds 250 5.250 12/01/55 250
South Carolina Transportation Infrastructure Bank Revenue Bonds 1,800 2.250 10/01/32 1,545
South Carolina Transportation Infrastructure Bank Revenue Bonds (ae) 125 5.250 07/01/55 127
Spartanburg Regional Health Services District Revenue Bonds (µ) 1,000 3.000 04/15/49 707
13,701
South Dakota - 0.1%
County of Lincoln Revenue Bonds 1,940 4.000 08/01/41 1,691
County of Lincoln Revenue Bonds 75 4.000 08/01/56 58
County of Lincoln Revenue Bonds 650 4.000 08/01/61 493
2,242
Tennessee - 0.4%
Chattanooga Health Educational & Housing Facility Board Revenue Bonds 500 4.000 08/01/36 495
Chattanooga Health Educational & Housing Facility Board Revenue Bonds 3,000 5.000 08/01/44 3,083
Chattanooga-Hamilton County Hospital Authority Revenue Bonds 2,000 5.000 10/01/44 1,947
Greenville Health & Educational Facilities Board Revenue Bonds 275 4.000 07/01/40 266
Memphis-Shelby County Industrial Development Board Tax Allocation (Æ)(Ø) 400 5.625 01/01/46 235
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds 230 5.000 10/01/34 234
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds 100 5.000 07/01/46 101
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds 1,500 4.000 05/01/51 1,410
Metropolitan Government Nashville & Davidson County Industrial Development
Board Special Assessment (Þ) 175
Zero
coupon 06/01/43 61
Metropolitan Government Nashville & Davidson County Industrial Development
Board Special Assessment (Þ) 100 4.000 06/01/51 80
7,912
Texas - 5.5%
Arlington Higher Education Finance Corp. Revenue Bonds 25 4.000 08/15/36 23
Arlington Higher Education Finance Corp. Revenue Bonds 50 4.000 08/15/41 42
Arlington Higher Education Finance Corp. Revenue Bonds 50 4.000 08/15/46 40
Arlington Higher Education Finance Corp. Revenue Bonds 520 3.000 08/15/49 375
Arlington Higher Education Finance Corp. Revenue Bonds 100 5.625 08/15/52 91
Arlington Higher Education Finance Corp. Revenue Bonds (~)(ae)(Ê)(Þ) 215 4.875 06/15/56 216
Arlington Higher Education Finance Corp. Revenue Bonds 150 5.750 08/15/57 137
Arlington Higher Education Finance Corp. Revenue Bonds (Þ) 500 6.750 02/15/62 493

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 539
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Austin Convention Enterprises, Inc. Revenue Bonds 100 5.000 01/01/29 101
Austin Convention Enterprises, Inc. Revenue Bonds 50 5.000 01/01/32 51
Austin Convention Enterprises, Inc. Revenue Bonds 50 5.000 01/01/33 51
Bastrop Independent School District 1,000 5.000 02/15/53 1,058
Bexar County Health Facilities Development Corp. Revenue Bonds 750 5.000 07/15/37 693
Bexar County Health Facilities Development Corp. Revenue Bonds 755 5.000 07/15/42 664
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue Bonds 325 5.250 12/01/35 323
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue Bonds 65 5.000 12/01/40 60
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue Bonds 50 5.000 12/01/45 44
Brazoria County Industrial Development Corp. Revenue Bonds (~)(Ê)(Þ) 650 10.000 06/01/42 641
Caddo Mills Independent School District General Obligation Unlimited 500 4.250 02/15/53 483
Calhoun County Navigation Industrial Development Authority Revenue Bonds (Þ) 1,000 3.625 07/01/26 938
Calhoun County Navigation Industrial Development Authority Revenue Bonds (Þ) 2,000 6.500 07/01/26 1,891
Cedar Bayou Navigation District Special Assessment 585 6.000 09/15/51 461
Central Texas Regional Mobility Authority Revenue Bonds 1,000 4.000 01/01/41 951
Central Texas Regional Mobility Authority Revenue Bonds 100 5.000 01/01/45 102
Central Texas Turnpike System Revenue Bonds 3,000 5.000 08/15/42 3,002
City of Anna Special Assessment (Þ) 136 4.250 09/15/51 109
City of Anna Special Assessment (Þ) 504 5.000 09/15/51 455
City of Anna Special Assessment (Þ) 175 6.000 09/01/52 175
City of Anna Special Assessment (Þ) 200 7.375 09/15/52 207
City of Anna Special Assessment (Þ) 125 5.875 09/15/53 125
City of Arlington Tax Allocation 920 4.000 08/15/41 814
City of Aubrey Special Assessment (Þ) 120 5.875 09/01/43 120
City of Aubrey Special Assessment (Þ) 183 6.000 09/01/45 185
City of Aubrey Special Assessment (Þ) 125 6.000 09/01/53 125
City of Austin Special Assessment (Þ) 100 5.500 11/01/51 98
City of Austin Water Utility Improvement District Special Assessment Revenue
Bonds (Þ) 230 5.125 11/01/33 227
City of Bee Cave Special Assessment (Þ) 281 4.125 09/01/26 270
City of Bee Cave Special Assessment (Þ) 100 5.000 09/01/41 91
City of Bee Cave Special Assessment (Þ) 122 5.250 09/01/51 111
City of Celina Special Assessment (Þ) 25 2.750 09/01/26 24
City of Celina Special Assessment (Þ) 25 3.500 09/01/26 24
City of Celina Special Assessment (Þ) 25 3.250 09/01/31 22
City of Celina Special Assessment (Þ) 28 4.000 09/01/31 26
City of Celina Special Assessment (µ) 1,020 3.000 09/01/35 893
City of Celina Special Assessment (Þ) 145 4.125 09/01/39 128
City of Celina Special Assessment (µ) 1,974 2.625 09/01/40 1,405
City of Celina Special Assessment (Þ) 72 3.500 09/01/41 59
City of Celina Special Assessment (Þ) 61 4.250 09/01/41 54
City of Celina Special Assessment (Þ) 55 3.375 09/01/42 41
City of Celina Special Assessment (Þ) 100 6.250 09/01/42 100
City of Celina Special Assessment (Þ) 100 4.000 09/01/43 83
City of Celina Special Assessment 50 6.250 09/01/45 50
City of Celina Special Assessment 100 7.500 09/01/45 100
City of Celina Special Assessment (Þ) 1,845 4.375 09/01/49 1,560
City of Celina Special Assessment (Þ) 131 4.000 09/01/51 106
City of Celina Special Assessment (Þ) 100 4.125 09/01/51 80

See accompanying notes which are an integral part of the financial statements.
540 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Celina Special Assessment (Þ) 90 4.500 09/01/51 77
City of Celina Special Assessment (Þ) 100 5.000 09/01/51 92
City of Celina Special Assessment (Þ) 255 4.000 09/01/52 197
City of Celina Special Assessment (Þ) 100 5.625 09/01/52 98
City of Celina Special Assessment (Þ) 130 5.750 09/01/52 129
City of Celina Special Assessment (Þ) 125 6.500 09/01/52 125
City of Celina Special Assessment (Þ) 650 6.750 09/01/52 640
City of Celina Special Assessment (Þ) 375 5.500 09/01/53 363
City of Celina Special Assessment (Þ) 140 6.000 09/01/53 138
City of Celina Special Assessment (Þ) 125 6.125 09/01/53 124
City of Celina Special Assessment (Þ) 100 5.750 09/01/54 100
City of Crandall Special Assessment (Þ) 269 6.125 09/15/32 273
City of Crandall Special Assessment (Þ) 100 4.250 09/15/41 87
City of Crandall Special Assessment (Þ) 100 5.000 09/15/41 95
City of Crandall Special Assessment (Þ) 100 4.500 09/15/51 85
City of Crandall Special Assessment (Þ) 100 5.250 09/15/51 94
City of Crandall Special Assessment (Þ) 500 6.125 09/15/52 513
City of Crandall Special Assessment (Þ) 175 6.750 09/15/52 182
City of Dayton Special Assessment (Þ) 105 5.250 09/01/52 96
City of Dayton Special Assessment (Þ) 100 5.750 09/01/52 92
City of Dayton Special Assessment (Þ) 150 5.750 09/01/54 143
City of Dayton Special Assessment (Þ) 200 6.250 09/01/54 192
City of Decatur Special Assessment (Þ) 200 6.875 09/15/54 202
City of Elmendorf Special Assessment (Þ) 100 4.000 09/01/51 76
City of Fate Special Assessment (Þ) 100 3.750 08/15/41 81
City of Fate Special Assessment (Þ) 110 4.000 08/15/51 86
City of Fate Special Assessment (Þ) 105 4.375 08/15/52 88
City of Fate Special Assessment (Þ) 225 6.000 08/15/52 226
City of Fate Special Assessment (Þ) 100 5.375 08/15/53 97
City of Forney Special Assessment (Þ) 630 6.500 09/15/53 599
City of Fort Worth Special Assessment Revenue Bonds (Þ) 150 5.000 09/01/32 148
City of Georgetown Special Assessment (Þ) 100 4.125 09/15/42 87
City of Georgetown Special Assessment (Þ) 100 4.250 09/15/47 85
City of Hackberry Special Assessment Contract Revenue Bonds 85 4.500 09/01/32 83
City of Hackberry Special Assessment Contract Revenue Bonds 620 4.500 09/01/38 575
City of Hackberry Special Assessment Contract Revenue Bonds 100 5.000 09/01/44 96
City of Hackberry Special Assessment Contract Revenue Bonds 145 5.000 09/01/47 137
City of Haslet Special Assessment (Þ) 200 4.375 09/01/49 169
City of Haslet Special Assessment (Þ) 200 4.000 09/01/51 154
City of Houston Airport System Revenue Bonds 295 5.000 07/01/27 299
City of Houston Airport System Revenue Bonds 740 5.000 07/15/27 751
City of Houston Airport System Revenue Bonds 3,595 5.000 07/15/28 3,667
City of Houston Airport System Revenue Bonds 500 5.000 07/01/29 500
City of Houston Airport System Revenue Bonds 1,100 5.000 07/15/30 1,103
City of Houston Airport System Revenue Bonds 2,800 5.000 07/15/35 2,805
City of Houston Airport System Revenue Bonds 575 4.000 07/15/41 539
City of Houston Airport System Revenue Bonds 540 4.000 07/01/47 492
City of Hutto Special Assessment (Þ) 200 4.000 09/01/51 157

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 541
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Hutto Special Assessment (Þ) 296 4.000 09/01/56 231
City of Hutto Special Assessment (Þ) 170 5.625 09/01/58 170
City of Justin Special Assessment (Þ) 255 5.500 09/01/47 254
City of Justin Special Assessment (Þ) 802 5.750 09/01/53 803
City of Kaufman Special Assessment (Þ) 100 6.000 09/15/52 101
City of Kyle Special Assessment (Þ) 216 4.375 09/01/32 208
City of Kyle Special Assessment (Þ) 100 4.625 09/01/39 94
City of Kyle Special Assessment (Þ) 100 3.750 09/01/41 83
City of Kyle Special Assessment 160 5.000 09/01/42 155
City of Kyle Special Assessment (Þ) 200 5.250 09/01/43 199
City of Kyle Special Assessment (Þ) 100 4.750 09/01/44 92
City of Kyle Special Assessment (Þ) 100 4.000 09/01/46 84
City of Kyle Special Assessment (Þ) 100 5.500 09/01/47 100
City of Kyle Special Assessment (Þ) 150 5.750 09/01/53 147
City of Lago Vista Special Assessment 55 3.750 09/01/42 44
City of Lago Vista Special Assessment (Þ) 210 6.000 09/01/54 207
City of Lavon Special Assessment (Þ) 100 4.250 09/15/39 89
City of Lavon Special Assessment (Þ) 136 4.000 09/15/42 116
City of Lavon Special Assessment (Þ) 100 4.375 09/15/42 89
City of Lavon Special Assessment (Þ) 135 4.500 09/15/49 115
City of Lavon Special Assessment (Þ) 318 4.125 09/15/52 259
City of Lavon Special Assessment (Þ) 100 4.500 09/15/52 87
City of Lavon Special Assessment (Þ) 400 6.125 09/15/52 400
City of Lewisville Special Assessment (Þ) 125 8.000 09/01/53 129
City of Liberty Hill Special Assessment (Þ) 100 4.125 09/01/42 83
City of Liberty Hill Special Assessment (Þ) 100 4.375 09/01/52 80
City of Manor Special Assessment (Þ) 100 4.500 09/15/40 91
City of Manor Special Assessment (Þ) 100 4.000 09/15/51 79
City of Manor Special Assessment (Þ) 100 4.375 09/15/51 82
City of Marble Falls Revenue Bonds (Þ) 100 4.125 09/01/41 87
City of Marble Falls Revenue Bonds (Þ) 100 4.375 09/01/51 84
City of Marble Falls Revenue Bonds (Þ) 100 5.125 09/01/51 92
City of McLendon-Chisholm Special Assessment (µ) 100 2.500 09/15/35 81
City of McLendon-Chisholm Special Assessment (Þ) 35 3.625 09/15/41 27
City of McLendon-Chisholm Special Assessment (µ) 650 3.000 09/15/45 458
City of McLendon-Chisholm Special Assessment (Þ) 100 4.375 09/15/49 86
City of McLendon-Chisholm Special Assessment (Þ) 50 4.000 09/15/51 39
City of McLendon-Chisholm Special Assessment (Þ) 270 5.750 09/15/52 259
City of Mesquite Special Assessment Revenue Bonds (Þ) 100 5.750 09/15/39 100
City of Mesquite Special Assessment Revenue Bonds (Þ) 150 5.500 09/01/43 146
City of Mesquite Special Assessment Revenue Bonds (Þ) 1,000 5.375 09/01/48 984
City of Mesquite Special Assessment Revenue Bonds (Þ) 150 6.000 09/15/49 151
City of Mesquite Special Assessment Revenue Bonds (Þ) 200 5.625 09/01/53 195
City of Mesquite Special Assessment Revenue Bonds (Þ) 400 5.750 09/01/53 392
City of Midlothian Special Assessment (Þ) 100 4.125 09/15/31 94
City of Midlothian Special Assessment (Þ) 100 4.125 09/15/51 79
City of Midlothian Special Assessment (Þ) 100 4.750 09/15/51 85
City of Midlothian Special Assessment (Þ) 200 5.375 09/15/52 189

See accompanying notes which are an integral part of the financial statements.
542 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Midlothian Special Assessment (Þ) 115 6.125 09/15/52 114
City of Mustang Ridge Special Assessment (Þ) 75 6.375 09/01/53 76
City of New Braunfels Special Assessment (Þ) 100 4.500 09/01/41 86
City of New Braunfels Special Assessment (Þ) 100 4.750 09/01/51 84
City of Oak Point Special Assessment (Þ) 650 3.125 09/01/41 479
City of Oak Point Special Assessment (Þ) 100 4.125 09/01/48 84
City of Oak Point Special Assessment (Þ) 100 4.500 09/01/48 88
City of Pilot Point Special Assessment (Þ) 200 5.500 09/15/42 196
City of Pilot Point Special Assessment (Þ) 204 5.625 09/15/52 198
City of Pilot Point Special Assessment (Þ) 300 6.000 09/15/52 302
City of Pilot Point Special Assessment (Þ) 150 6.125 09/15/52 151
City of Pilot Point Special Assessment (Þ) 120 6.500 09/15/52 122
City of Plano Special Assessment (Þ) 140 8.250 09/15/43 145
City of Plano Special Assessment (Þ) 115 7.500 09/15/53 120
City of Plano Special Assessment (Þ) 225 8.500 09/15/53 234
City of Princeton Special Assessment (Þ) 300 4.500 09/01/39 274
City of Princeton Special Assessment (Þ) 100 5.500 09/01/39 100
City of Princeton Special Assessment (Þ) 225 3.750 09/01/40 182
City of Princeton Special Assessment (Þ) 125 3.875 09/01/40 103
City of Princeton Special Assessment (Þ) 75 5.125 09/01/42 70
City of Princeton Special Assessment (Þ) 100 5.250 09/01/43 97
City of Princeton Special Assessment (Þ) 100 7.000 09/01/43 100
City of Princeton Special Assessment (Þ) 130 4.875 09/01/48 120
City of Princeton Special Assessment (Þ) 100 4.750 09/01/49 89
City of Princeton Special Assessment (Þ) 100 5.750 09/01/49 100
City of Princeton Special Assessment (Þ) 325 4.000 09/01/50 256
City of Princeton Special Assessment (Þ) 160 4.125 09/01/50 129
City of Princeton Special Assessment (Þ) 185 4.000 09/01/51 144
City of Princeton Special Assessment (Þ) 100 4.375 09/01/52 82
City of Princeton Special Assessment (Þ) 270 5.250 09/01/52 252
City of Princeton Special Assessment (Þ) 125 5.500 09/01/53 120
City of Princeton Special Assessment (Þ) 100 6.375 09/01/53 102
City of Princeton Special Assessment (Þ) 250 7.000 09/01/53 247
City of Princeton Special Assessment (Þ) 150 7.875 09/01/53 151
City of Red Oak Special Assessment (Þ) 100 3.375 09/15/41 76
City of Red Oak Special Assessment (Þ) 100 4.000 09/15/51 79
City of Royse City Special Assessment (Þ) 100 5.875 09/15/54 99
City of Royse Special Assessment Revenue Bonds (Þ) 100 4.375 09/15/30 96
City of Royse Special Assessment Revenue Bonds (Þ) 125 4.125 09/15/39 112
City of Royse Special Assessment Revenue Bonds (Þ) 100 4.125 09/15/40 87
City of Royse Special Assessment Revenue Bonds (Þ) 100 4.375 09/15/49 86
City of Royse Special Assessment Revenue Bonds (Þ) 200 4.375 09/15/50 168
City of Royse Special Assessment Revenue Bonds (Þ) 100 6.000 09/15/52 101
City of Sachse Special Assessment (Þ) 100 6.875 09/15/42 101
City of Sachse Special Assessment (Þ) 150 7.000 09/15/52 153
City of San Marcos Special Assessment (Þ) 130 6.000 09/01/48 126
City of San Marcos Special Assessment (Þ) 100 4.500 09/01/51 84
City of Santa Fe Special Assessment (Þ) 509 4.875 09/01/42 472

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 543
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Santa Fe Special Assessment (Þ) 859 5.000 09/01/52 778
City of Seagoville Special Assessment (Þ) 150 6.000 09/15/44 145
City of Seagoville Special Assessment (Þ) 200 6.250 09/15/54 192
City of Seagoville Special Assessment (Þ) 325 7.000 09/15/54 309
City of Shenandoah Special Assessment Revenue Bonds 140 5.700 09/01/47 141
City of Sinton Special Assessment (Þ) 100 5.125 09/01/42 94
City of Sinton Special Assessment (Þ) 100 5.250 09/01/51 92
City of Tomball Special Assessment (Þ) 112 5.750 09/15/52 112
City of Tomball Special Assessment (Þ) 100 6.000 09/15/53 101
City of Uhland Special Assessment (Þ) 750 6.625 09/01/52 776
City of Waxahachie Special Assessment (Þ) 100 5.500 08/15/52 97
Conroe Local Government Corp. Revenue Bonds 75 4.000 10/01/50 47
County of Bastrop Special Assessment (Þ) 100 5.375 09/01/53 98
County of Hays Revenue Bonds (Þ) 200 5.500 09/15/42 199
County of Hays Revenue Bonds (Þ) 356 5.750 09/15/52 353
County of Medina Special Assessment (Þ) 100 4.750 09/01/50 85
Decatur Hospital Authority Revenue Bonds 200 5.250 09/01/44 201
Edinburg Economic Development Corp. Revenue Bonds (Þ) 100 4.500 08/15/35 92
Edinburg Economic Development Corp. Revenue Bonds (Þ) 100 5.000 08/15/44 89
Fort Bend County Industrial Development Corp. Revenue Bonds 230 4.750 05/01/38 230
Grand Parkway Transportation Corp. Revenue Bonds 1,000 5.800 10/01/46 1,080
Grand Parkway Transportation Corp. Revenue Bonds (µ) 5,200 4.000 10/01/49 4,814
Hidalgo County Regional Mobility Authority Revenue Bonds 425
Zero
coupon 12/01/49 99
Hidalgo County Regional Mobility Authority Revenue Bonds 445
Zero
coupon 12/01/50 97
Hidalgo County Regional Mobility Authority Revenue Bonds 475
Zero
coupon 12/01/51 97
Hidalgo County Regional Mobility Authority Revenue Bonds 475
Zero
coupon 12/01/52 90
Hidalgo County Regional Mobility Authority Revenue Bonds 500
Zero
coupon 12/01/53 89
Hidalgo County Regional Mobility Authority Revenue Bonds 525
Zero
coupon 12/01/54 87
Highland Park Independent School District/Potter County General Obligation
Unlimited 1,000 4.000 02/15/48 962
Houston Higher Education Finance Corp. Revenue Bonds 115 4.000 10/01/51 88
Joshua Farms Municipal Management District No. 1 Special Assessment (Þ) 310 5.500 09/01/53 301
Kaufman County Fresh Water Supply District No. 1-D General Obligation Unlimited 230 3.000 09/01/46 150
Lake Houston Redevelopment Authority Revenue Bonds 350 3.000 09/01/40 267
Lake Houston Redevelopment Authority Revenue Bonds 30 2.500 09/01/41 21
Lake Houston Redevelopment Authority Revenue Bonds 785 3.000 09/01/44 567
Lake Houston Redevelopment Authority Revenue Bonds 50 3.000 09/01/47 35
Matagorda County Navigation District No. 1 Revenue Bonds 265 4.250 05/01/30 264
Mission Economic Development Corp. Revenue Bonds (Þ) 1,570 4.625 10/01/31 1,553
Mitchell County Hospital District General Obligation Limited 45 5.500 02/15/40 43
Mitchell County Hospital District General Obligation Limited 80 5.250 02/15/45 74
Mitchell County Hospital District General Obligation Limited 50 4.000 02/15/51 37
Montgomery County Toll Road Authority Revenue Bonds 300 5.000 09/15/48 301
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 400 4.250 10/01/26 396
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 125 4.000 01/01/36 111
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 1,000 4.000 08/15/36 905

See accompanying notes which are an integral part of the financial statements.
544 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 100 5.000 08/15/39 94
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 1,000 5.000 08/15/40 963
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 200 5.000 11/01/40 199
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 150 4.000 01/01/41 123
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 250 5.250 01/01/42 218
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 700 4.000 08/15/46 554
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 1,000 4.000 08/15/51 758
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 175 5.750 07/15/52 164
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 1,000 4.000 11/01/55 827
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 1,100 4.000 08/15/56 807
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 2,995 5.500 01/01/57 2,477
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 250 7.000 01/01/57 132
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 250 6.000 07/15/57 240
North East Texas Regional Mobility Authority Revenue Bonds 350 5.000 01/01/46 346
North Parkway Municipal Management District No. 1 Special Assessment (Þ) 75 4.000 09/15/41 65
North Parkway Municipal Management District No. 1 Special Assessment (Þ) 300 4.750 09/15/41 284
North Parkway Municipal Management District No. 1 Special Assessment (Þ) 390 5.000 09/15/51 364
North Texas Tollway Authority Revenue Bonds (µ) 2,000 3.000 01/01/46 1,555
North Texas Tollway Authority Revenue Bonds 1,345 3.000 01/01/46 1,045
Port Beaumont Navigation District Revenue Bonds (Þ) 210 6.000 01/01/25 207
Port Beaumont Navigation District Revenue Bonds (Þ) 100 2.750 01/01/36 77
Port Beaumont Navigation District Revenue Bonds (Þ) 325 2.875 01/01/41 229
Port Beaumont Navigation District Revenue Bonds (Þ) 1,450 3.000 01/01/50 918
Port of Beaumont Industrial Development Authority Revenue Bonds (Þ) 1,900 4.100 01/01/28 1,609
Red River Education Finance Corp. Education Revenue Bonds 1,255 5.500 10/01/46 1,255
San Antonio Education Facilities Corp. Revenue Bonds 1,000 4.000 04/01/51 782
South Manvel Development Authority Tax Allocation 125 5.000 04/01/43 118
South Manvel Development Authority Tax Allocation 200 5.250 04/01/50 190
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds 500 5.000 05/15/45 443
Tarrant County Hospital District General Obligation Limited 230 4.250 08/15/53 222
Texas City Industrial Development Corp. Revenue Bonds 770 4.125 12/01/45 678
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds 1,000 5.000 12/15/31 1,047
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 1,000 5.000 12/31/50 1,001
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 100 5.000 12/31/55 100
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 4,100 5.000 06/30/58 4,126
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 5,000 5.500 12/31/58 5,359
Texas Water Development Board Revenue Bonds 1,500 5.000 10/15/58 1,587
Town of Argyle Special Assessment (Þ) 145 5.250 09/01/47 141
Town of Hickory Creek Special Assessment 200 3.875 09/01/37 183
Town of Lakewood Village Special Assessment (Þ) 175 5.375 09/15/52 165
Town of Little Elm Special Assessment (Þ) 727 5.750 09/01/38 742
Town of Little Elm Special Assessment (Þ) 100 3.750 09/01/42 78
Town of Little Elm Special Assessment (Þ) 100 5.000 09/01/47 95
Town of Little Elm Special Assessment (Þ) 100 4.000 09/01/51 78
Town of Little Elm Special Assessment (Þ) 750 6.875 09/01/52 776
Travis County Development Authority Special Assessment (Þ) 100 5.500 09/01/52 94
Uptown Development Authority Tax Allocation 105 3.000 09/01/36 87
Uptown Development Authority Tax Allocation 50 3.000 09/01/37 40

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 545
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Uptown Development Authority Tax Allocation 50 3.000 09/01/39 38
Uptown Development Authority Tax Allocation 50 3.000 09/01/40 38
Viridian Municipal Management District Special Assessment 25 3.125 12/01/35 20
Viridian Municipal Management District Special Assessment 30 3.375 12/01/40 23
Viridian Municipal Management District Special Assessment 385 4.750 12/01/43 362
Viridian Municipal Management District Special Assessment 50 3.500 12/01/47 36
Westside 211 Special Improvement District Revenue Bonds 600 3.000 08/15/53 393
104,682
Utah - 1.0%
Benloch Ranch Improvement Association No. 1 Revenue Bonds (Š)(Þ) 343 9.750 12/01/39 335
Black Desert Public Infrastructure District General Obligation Limited (Þ) 1,500 4.000 03/01/51 1,093
Black Desert Public Infrastructure District General Obligation Limited (Þ) 500 7.375 09/15/51 406
Coral Junction Public Infrastructure District No. 1 Special Assessment (Þ) 150 5.500 06/01/41 142
Firefly Public Infrastructure District No. 1 General Obligation Unlimited (Þ) 500 6.625 03/01/54 506
Firefly Public Infrastructure District No. 1 Special Assessment (Þ) 550 5.625 12/01/43 557
Medical School Campus Public Infrastructure District General Obligation Limited (Þ) 750 5.500 02/01/50 606
Mida Golf and Equestrian Center Public Infrastructure District General Obligation
Limited (Þ) 1,500 4.500 06/01/51 1,055
Mida Mountain Village Public Infrastructure District Special Assessment (Þ) 1,000 4.500 08/01/40 935
Military Installation Development Authority Revenue Bonds 550 4.000 06/01/41 443
Military Installation Development Authority Revenue Bonds 525 4.000 06/01/52 376
Red Bridge Public Infrastructure District No. 1 General Obligation Limited (Þ) 500 4.375 02/01/51 351
Salt Lake City Airport Revenue Bonds 1,965 5.500 07/01/53 2,103
UIPA Crossroads Public Infrastructure District Revenue Bonds (Þ) 1,000 4.125 06/01/41 877
Utah Charter School Finance Authority Revenue Bonds (Þ) 500 4.000 06/15/31 454
Utah Charter School Finance Authority Revenue Bonds (Þ) 890 4.000 06/15/41 691
Utah Charter School Finance Authority Revenue Bonds (Þ) 1,420 4.250 06/15/51 1,039
Utah Charter School Finance Authority Revenue Bonds (Þ) 500 5.750 06/15/52 499
Utah Charter School Finance Authority Revenue Bonds (Þ) 450 4.000 10/15/61 294
Utah Infrastructure Agency Revenue Bonds 1,000 4.000 10/15/38 901
Utah Infrastructure Agency Revenue Bonds 2,000 5.000 10/15/40 1,989
Utah Infrastructure Agency Revenue Bonds 850 4.000 10/15/41 731
Utah Infrastructure Agency Revenue Bonds 1,100 6.000 10/15/47 1,175
Utah State Charter School Finance Authority Revenue Bonds (Þ) 200 4.000 10/15/51 139
Utah State Charter School Finance Authority Revenue Bonds (Þ) 425 4.000 10/15/56 285
17,982
Vermont - 0.1%
Vermont Economic Development Authority Revenue Bonds (~)(ae)(Ê)(Þ) 175 5.000 06/01/52 176
Vermont Educational & Health Buildings Financing Agency Revenue Bonds 550 5.000 10/01/42 497
Vermont Educational & Health Buildings Financing Agency Revenue Bonds (Þ) 275 5.500 10/01/43 269
Vermont Educational & Health Buildings Financing Agency Revenue Bonds (Þ) 400 5.250 10/01/52 361
Vermont Student Assistance Corp. Revenue Bonds 1,600 4.500 06/15/45 1,339
2,642
Virgin Islands - 0.7%
Matching Fund Special Purpose Securitization Corp. Revenue Bonds 7,845 5.000 10/01/30 8,327
Matching Fund Special Purpose Securitization Corp. Revenue Bonds 2,640 5.000 10/01/32 2,831
Virgin Islands Public Finance Authority Revenue Bonds 1,790 5.000 10/01/32 1,695
Virgin Islands Public Finance Authority Revenue Bonds (Þ) 450 5.000 10/01/39 418
13,271
Virginia - 1.5%

See accompanying notes which are an integral part of the financial statements.
546 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Albemarle County Economic Development Authority Revenue Bonds 500 4.000 06/01/54 424
Farmville Industrial Development Authority Revenue Bonds 5,300 5.000 01/01/40 5,110
Farmville Industrial Development Authority Revenue Bonds 200 5.000 01/01/50 181
James City County Economic Development Authority Revenue Bonds 40 4.000 06/01/41 33
James City County Economic Development Authority Revenue Bonds 60 4.000 06/01/47 46
Newport News Economic Development Authority Revenue Bonds 1,000 5.000 12/01/38 1,007
Salem Economic Development Authority Revenue Bonds 40 4.000 04/01/45 34
Tobacco Settlement Financing Corp. Revenue Bonds 1,975 5.200 06/01/46 1,900
Tobacco Settlement Financing Corp. Revenue Bonds 3,875 6.706 06/01/46 3,282
Tobacco Settlement Financing Corp. Revenue Bonds 125 5.000 06/01/47 115
Tobacco Settlement Financing Corp. Revenue Bonds 2,250 7.456 06/01/47 605
Tobacco Settlement Financing Corp. Revenue Bonds 12,175 11.642 06/01/47 3,350
Virginia Beach Development Authority Revenue Bonds 275 7.000 09/01/53 305
Virginia Beach Development Authority Revenue Bonds 450 7.000 09/01/59 496
Virginia College Building Authority Revenue Bonds 100 3.000 06/01/41 76
Virginia College Building Authority Revenue Bonds 75 4.000 06/01/46 63
Virginia Small Business Financing Authority Revenue Bonds 1,005 5.000 01/01/36 1,065
Virginia Small Business Financing Authority Revenue Bonds 4,500 4.000 01/01/48 3,959
Virginia Small Business Financing Authority Revenue Bonds 1,000 5.000 12/31/49 1,004
Virginia Small Business Financing Authority Revenue Bonds 1,550 5.000 12/31/52 1,554
Virginia Small Business Financing Authority Revenue Bonds 3,570 5.000 12/31/56 3,574
28,183
Washington - 1.4%
Grant County Public Hospital District No. 1 General Obligation Unlimited 1,000 5.125 12/01/48 1,001
Grant County Public Hospital District No. 2 General Obligation Unlimited 1,500 5.000 12/01/44 1,471
Port of Seattle Industrial Development Corp. Revenue Bonds 460 5.000 04/01/30 460
Port of Seattle Revenue Bonds 235 4.000 08/01/47 212
Skagit County Public Hospital District No. 1 Revenue Bonds 3,050 5.500 12/01/54 3,199
Washington Economic Development Finance Authority Revenue Bonds (Þ) 1,000 5.625 12/01/40 985
Washington Higher Education Facilities Authority Revenue Bonds 975 4.000 10/01/42 856
Washington Higher Education Facilities Authority Revenue Bonds 75 4.000 05/01/45 68
Washington Higher Education Facilities Authority Revenue Bonds 2,500 4.000 10/01/49 2,054
Washington State Convention Center Public Facilities District Revenue Bonds 1,710 5.000 07/01/33 1,818
Washington State Convention Center Public Facilities District Revenue Bonds 2,200 5.000 07/01/48 2,239
Washington State Convention Center Public Facilities District Revenue Bonds 4,400 3.000 07/01/58 2,895
Washington State Convention Center Public Facilities District Revenue Bonds 2,820 4.000 07/01/58 2,445
Washington State Convention Center Public Facilities District Revenue Bonds (µ) 1,420 4.000 07/01/58 1,240
Washington State Housing Finance Commission Revenue Bonds (Þ) 2,525 4.000 01/01/41 1,991
Washington State Housing Finance Commission Revenue Bonds 175 5.000 07/01/43 179
Washington State Housing Finance Commission Revenue Bonds 2,220 5.500 07/01/44 2,395
Washington State Housing Finance Commission Revenue Bonds 165 5.000 07/01/48 167
Washington State Housing Finance Commission Revenue Bonds (Þ) 150 5.000 01/01/49 117
Washington State Housing Finance Commission Revenue Bonds (Þ) 200 5.000 01/01/55 150
Whidbey Island Public Hospital District General Obligation Unlimited 1,500 5.500 12/01/33 1,424
27,366
West Virginia - 0.4%
City of South Charleston Revenue Bonds (Þ) 165 5.500 06/01/32 141
City of South Charleston Revenue Bonds (Þ) 185 6.000 06/01/37 148
City of South Charleston Revenue Bonds (Þ) 100 4.250 06/01/42 79

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 547
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of South Charleston Revenue Bonds (Þ) 1,150 4.500 06/01/50 869
County of Monongalia Tax Allocation (Þ) 100 5.750 06/01/43 105
County of Monongalia Tax Allocation (Þ) 150 6.000 06/01/53 157
County of Ohio Special District Excise Tax Revenue Bonds 55 3.000 03/01/35 48
County of Ohio Special District Excise Tax Revenue Bonds 90 3.000 03/01/37 74
Monongalia County Commission Excise Tax District Revenue Bonds (Þ) 1,165 4.125 06/01/43 1,001
Monongalia County Commission Excise Tax District Revenue Bonds (Þ) 1,100 4.875 06/01/43 1,031
Monongalia County Commission Excise Tax District Revenue Bonds (Þ) 1,000 8.000 06/01/43 213
West Virginia Economic Development Authority Revenue Bonds (~)(Ê) 300 4.125 07/01/45 298
West Virginia Economic Development Authority Revenue Bonds (~)(ae)(Ê) 700 5.000 07/01/45 702
West Virginia Hospital Finance Authority Revenue Bonds 330 5.000 01/01/43 310
West Virginia Hospital Finance Authority Revenue Bonds 640 4.125 01/01/47 520
West Virginia Hospital Finance Authority Revenue Bonds (µ) 1,000 4.125 01/01/47 849
West Virginia Hospital Finance Authority Revenue Bonds (µ) 290 5.500 09/01/48 316
6,861
Wisconsin - 2.5%
Public Finance Authority Revenue Bonds (Þ) 1,685 4.000 03/01/28 1,600
Public Finance Authority Revenue Bonds 2,370 5.250 07/01/28 2,371
Public Finance Authority Revenue Bonds (Þ) 1,000 5.000 10/01/28 1,023
Public Finance Authority Revenue Bonds (Þ) 15 4.000 06/15/29 14
Public Finance Authority Revenue Bonds (Þ) 35 4.000 07/01/30 33
Public Finance Authority Revenue Bonds 100 4.300 11/01/30 98
Public Finance Authority Revenue Bonds (Þ) 2,000 6.750 08/01/31 1,460
Public Finance Authority Revenue Bonds 675 5.000 10/01/31 687
Public Finance Authority Revenue Bonds 710 5.000 10/01/32 721
Public Finance Authority Revenue Bonds (Þ) 65 5.000 10/01/34 67
Public Finance Authority Revenue Bonds 1,000 5.750 04/01/35 1,016
Public Finance Authority Revenue Bonds (Þ) 95 5.000 12/01/35 90
Public Finance Authority Revenue Bonds (Þ) 630 5.250 05/15/37 621
Public Finance Authority Revenue Bonds (Þ) 1,750 5.250 07/01/38 1,844
Public Finance Authority Revenue Bonds 1,595 5.000 06/01/39 1,578
Public Finance Authority Revenue Bonds (Þ) 525 5.000 06/15/39 510
Public Finance Authority Revenue Bonds (Þ) 150 5.000 10/01/39 151
Public Finance Authority Revenue Bonds (Þ) 50 5.000 07/01/40 46
Public Finance Authority Revenue Bonds (Þ) 1,150 5.000 06/01/41 1,145
Public Finance Authority Revenue Bonds (Þ) 1,225 7.125 06/01/41 1,086
Public Finance Authority Revenue Bonds (Þ) 100 4.000 04/01/42 89
Public Finance Authority Revenue Bonds (Þ) 750 5.250 05/15/42 712
Public Finance Authority Revenue Bonds (~)(Ê)(Þ) 625 8.000 06/15/42 614
Public Finance Authority Revenue Bonds 500 5.000 07/01/42 496
Public Finance Authority Revenue Bonds 75 4.000 01/01/45 69
Public Finance Authority Revenue Bonds (Þ) 200 5.250 03/01/45 180
Public Finance Authority Revenue Bonds (Þ) 1,185 6.500 06/01/45 1,022
Public Finance Authority Revenue Bonds 725 5.350 12/01/45 724
Public Finance Authority Revenue Bonds (Þ) 100 5.625 02/01/46 100
Public Finance Authority Revenue Bonds 340 5.250 07/01/47 317
Public Finance Authority Revenue Bonds (µ) 150 4.125 07/01/49 136
Public Finance Authority Revenue Bonds 1,650 5.000 11/15/49 1,662
Public Finance Authority Revenue Bonds 100 3.000 01/01/50 71

See accompanying notes which are an integral part of the financial statements.
548 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Public Finance Authority Revenue Bonds (Þ) 875 5.625 06/01/50 770
Public Finance Authority Revenue Bonds 75 5.500 06/15/50 72
Public Finance Authority Revenue Bonds (µ) 50 4.000 07/01/50 44
Public Finance Authority Revenue Bonds 720 4.000 02/01/51 499
Public Finance Authority Revenue Bonds (Þ) 100 5.000 06/01/51 79
Public Finance Authority Revenue Bonds (Þ) 1,000 5.000 06/15/51 896
Public Finance Authority Revenue Bonds 1,750 4.000 09/30/51 1,440
Public Finance Authority Revenue Bonds 2,000 4.000 12/01/51 1,586
Public Finance Authority Revenue Bonds 1,000 5.000 02/01/52 976
Public Finance Authority Revenue Bonds (Þ) 1,600 4.000 04/01/52 1,339
Public Finance Authority Revenue Bonds (Þ) 100 5.000 06/15/52 91
Public Finance Authority Revenue Bonds 160 5.250 06/15/52 147
Public Finance Authority Revenue Bonds (Þ) 175 5.500 06/15/52 165
Public Finance Authority Revenue Bonds (Þ) 400 7.000 06/15/53 420
Public Finance Authority Revenue Bonds (Þ) 750 5.750 07/01/53 789
Public Finance Authority Revenue Bonds (Þ) 50 6.625 07/01/53 51
Public Finance Authority Revenue Bonds (Þ) 75 5.000 06/15/54 70
Public Finance Authority Revenue Bonds (Þ) 1,000 5.875 10/01/54 663
Public Finance Authority Revenue Bonds (Þ) 450 5.250 03/01/55 384
Public Finance Authority Revenue Bonds (µ) 65 4.000 07/01/55 56
Public Finance Authority Revenue Bonds (Þ) 125 5.000 07/01/55 105
Public Finance Authority Revenue Bonds (Þ) 1,150 5.000 12/01/55 947
Public Finance Authority Revenue Bonds 4,750 4.000 03/31/56 3,821
Public Finance Authority Revenue Bonds (Þ) 1,500 4.500 06/01/56 1,183
Public Finance Authority Revenue Bonds (Þ) 890 5.000 06/15/56 717
Public Finance Authority Revenue Bonds (Þ) 275 5.000 01/01/57 223
Public Finance Authority Revenue Bonds (Þ) 150 5.000 06/15/57 134
Public Finance Authority Revenue Bonds 150 5.375 06/15/57 139
Public Finance Authority Revenue Bonds (µ) 100 5.000 07/01/58 101
Public Finance Authority Revenue Bonds (Þ) 50 6.750 07/01/58 52
Public Finance Authority Revenue Bonds (µ) 80 4.000 07/01/59 68
Public Finance Authority Revenue Bonds (Þ) 100 5.000 06/01/61 76
Public Finance Authority Revenue Bonds (Þ) 785 4.000 07/01/61 608
Public Finance Authority Revenue Bonds 275 4.000 07/01/61 197
Public Finance Authority Revenue Bonds (Þ) 125 5.250 07/01/61 105
Public Finance Authority Revenue Bonds (Þ) 2,475 6.000 02/01/62 2,497
Public Finance Authority Revenue Bonds (Þ) 165 6.000 06/01/62 162
Public Finance Authority Revenue Bonds (Þ) 150 5.000 06/15/62 132
Public Finance Authority Revenue Bonds (Þ) 300 5.750 06/15/62 288
Wisconsin Health & Educational Facilities Authority Revenue Bonds (Þ) 750 5.000 08/01/27 763
Wisconsin Health & Educational Facilities Authority Revenue Bonds 1,020 4.000 12/01/41 801
Wisconsin Health & Educational Facilities Authority Revenue Bonds 1,175 5.000 03/15/50 1,130
Wisconsin Health & Educational Facilities Authority Revenue Bonds 50 4.000 12/01/51 36
Wisconsin Health & Educational Facilities Authority Revenue Bonds 250 5.750 08/15/54 254
Wisconsin Health & Educational Facilities Authority Revenue Bonds 50 4.000 12/01/56 34
Wisconsin Health & Educational Facilities Authority Revenue Bonds 400 5.750 08/15/59 402
47,865
Wyoming - 0.1%

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 549
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
County of Campbell Wastewater Facilities Revenue Bonds 1,000 3.625 07/15/39 880
Total Municipal Bonds
(cost $1,894,485) 1,829,524
Loan Agreements - 0.1%
Rialto Bioenergy Facility LLC  New Money Term Loan (~)(Ê)(Š) 346 15.318 06/06/24 346
Rialto Bioenergy Facility LLC 1st Lien Term Loan (~)(Ê)(Š) 448 15.318 06/06/24 89
Rialto Bioenergy Facility LLC 2024 New Money Term Loan (~)(Ê)(Š) 214 15.318 02/28/31 43
Rialto Bioenergy Facility LLC 2024 Roll Up Term Loan (~)(Ê)(Š) 172 15.318 02/28/31 172
Rialto Bioenergy Facility LLC Term Loan (~)(Ê)(Š) 685 15.315 06/06/24 685
Rialto Bioenergy Facility LLC Term Loan (~)(Ê)(Š) 911 15.315 06/06/24 182
Total Loan Agreements
(cost $2,756) 1,517
Short-Term Investments - 2.7%
U.S. Cash Management Fund (@) 51,091,607 (∞) 51,066
Total Short-Term Investments
(cost $51,071) 51,066
Total Investments - 99.2%
(identified cost $1,948,312) 1,882,107
Other Assets and Liabilities, Net - 0.8%
15,261
Net Assets - 100.0%
1,897,368

See accompanying notes which are an integral part of the financial statements.
550 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
20.3%
Allegheny County Industrial Development Authority Revenue Bonds 11/19/21 1,010,000 102.26 1,033
881
Allentown Neighborhood Improvement Zone Development Authority
Revenue Bonds 06/29/17 4,450,000 101.15 4,526
4,386
Allentown Neighborhood Improvement Zone Development Authority
Revenue Bonds 08/18/17 500,000 105.92 530
509
Allentown Neighborhood Improvement Zone Development Authority
Revenue Bonds 04/19/18 1,000,000 105.51 1,055
1,016
Allentown Neighborhood Improvement Zone Development Authority
Revenue Bonds 12/19/18 1,860,000 100.85 1,879
1,884
Allentown Neighborhood Improvement Zone Development Authority
Revenue Bonds 01/21/21 465,000 100.00 465
481
Allentown Neighborhood Improvement Zone Development Authority
Revenue Bonds 05/26/22 620,000 100.00 620
601
American Samoa Economic Development Authority Revenue Bonds 06/16/21 100,000 100.00 100
92
American Samoa Economic Development Authority Revenue Bonds 01/25/23 625,000 101.44 634
608
Arizona Industrial Development Authority Revenue Bonds 09/08/17 1,435,000 107.22 1,539
1,472
Arizona Industrial Development Authority Revenue Bonds 08/28/20 470,000 98.56 463
469
Arizona Industrial Development Authority Revenue Bonds 10/08/20 700,000 105.92 741
646
Arizona Industrial Development Authority Revenue Bonds 04/15/21 210,000 102.29 215
160
Arizona Industrial Development Authority Revenue Bonds 04/15/21 75,000 103.86 78
63
Arizona Industrial Development Authority Revenue Bonds 08/11/21 30,000 109.23 33
22
Arizona Industrial Development Authority Revenue Bonds 08/11/21 30,000 109.82 33
23
Arizona Industrial Development Authority Revenue Bonds 04/06/22 1,250,000 100.00 1,250
1,177
Arizona Industrial Development Authority Revenue Bonds 01/12/23 100,000 98.33 98
97
Arizona Industrial Development Authority Revenue Bonds 01/12/23 100,000 98.33 98
99
Arkansas Development Finance Authority Revenue Bonds 10/04/22 5,750,000 84.74 4,872
5,605
Arlington Higher Education Finance Corp. Revenue Bonds 08/26/22 500,000 103.49 517
493
Arlington Higher Education Finance Corp. Revenue Bonds 04/20/23 215,000 100.00 215
216
Astonia Community Development District Special Assessment 07/09/21 1,380,000 99.81 1,378
1,105
Atlanta Urban Redevelopment Agency Revenue Bonds 05/09/22 3,330,000 86.40 2,877
2,877
Ave Maria Stewardship Community District Special Assessment 07/24/23 2,380,000 100.00 2,380
2,386
Avenir Community Development District Special Assessment 03/19/24 700,000 100.25 702
692
Aviary at Rutland Ranch Community Development District Special
Assessment 04/30/19 100,000 100.00 100
94
Aviary at Rutland Ranch Community Development District Special
Assessment 04/30/19 100,000 100.00 100
90
Babcock Ranch Community Independent Special District Special Assessment
Revenue Bonds 12/14/18 1,060,000 99.47 1,055
1,069
Baltimore Research Park Project Tax Allocation 10/03/19 100,000 100.00 100
80
Baltimore Research Park Project Tax Allocation 10/03/19 100,000 100.13 100
83
Banning Lewis Ranch Metropolitan District No. 8 General Obligation
Limited 07/23/21 500,000 100.00 500
380
Beaumont Community Development District Special Assessment 01/25/19 90,000 100.00 90
93
Benloch Ranch Improvement Association No. 1 Revenue Bonds 06/29/20 342,940 100.00 343
335
Bent Grass Metropolitan District General Obligation Limited 06/24/20 500,000 100.00 500
465
Black Desert Public Infrastructure District General Obligation Limited 09/23/21 500,000 100.00 500
406
Black Desert Public Infrastructure District General Obligation Limited 09/23/21 1,500,000 100.96 1,514
1,093
Brazoria County Industrial Development Corp. Revenue Bonds 06/08/22 650,000 97.86 636
641
Build NYC Resource Corp. Revenue Bonds 01/14/21 330,000 93.55 309
285
Build NYC Resource Corp. Revenue Bonds 06/11/21 100,000 105.99 106
77
Build NYC Resource Corp. Revenue Bonds 07/22/21 100,000 100.00 100
86
Build NYC Resource Corp. Revenue Bonds 07/22/21 350,000 117.63 412
320
Build NYC Resource Corp. Revenue Bonds 11/12/21 1,000,000 110.45 1,104
770
Build NYC Resource Corp. Revenue Bonds 06/23/22 150,000 100.00 150
148
Build NYC Resource Corp. Revenue Bonds 06/23/22 170,000 100.00 170
163
Build NYC Resource Corp. Revenue Bonds 06/23/22 150,000 100.89 151
150
Build NYC Resource Corp. Revenue Bonds 06/23/22 500,000 101.75 509
504
Build NYC Resource Corp. Revenue Bonds 07/13/22 100,000 98.74 99
85
Build NYC Resource Corp. Revenue Bonds 07/19/23 100,000 97.33 97
97
Build NYC Resource Corp. Revenue Bonds 07/19/23 100,000 98.99 99
99
Calhoun County Navigation Industrial Development Authority Revenue
Bonds 07/20/21 1,000,000 100.00 1,000
938
Calhoun County Navigation Industrial Development Authority Revenue
Bonds 07/20/21 2,000,000 101.03 2,020
1,891

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 551
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
California Community College Financing Authority Revenue Bonds 07/27/22 475,000 97.59 464
478
California Community Housing Agency Revenue Bonds 03/25/21 3,240,000 94.15 3,217
2,707
California Community Housing Agency Revenue Bonds 08/30/22 200,000 75.55 151
153
California Community Housing Agency Revenue Bonds 03/01/23 175,000 65.03 114
116
California Enterprise Development Authority Revenue Bonds 06/18/21 1,095,000 76.43 837
838
California Health Facilities Financing Authority Revenue Bonds 03/17/23 100,000 90.12 90
97
California Infrastructure & Economic Development Bank Revenue Bonds 08/13/20 805,000 100.32 808
744
California Municipal Finance Authority Revenue Bonds 07/01/15 1,000,000 99.51 995
1,005
California Municipal Finance Authority Revenue Bonds 11/02/16 1,500,000 102.31 1,535
1,509
California Municipal Finance Authority Revenue Bonds 09/14/18 1,815,000 103.54 1,879
1,706
California Municipal Finance Authority Revenue Bonds 06/18/20 65,000 100.34 65
59
California Municipal Finance Authority Revenue Bonds 06/18/20 95,000 104.26 99
88
California Municipal Finance Authority Revenue Bonds 06/18/20 60,000 104.57 63
56
California Municipal Finance Authority Revenue Bonds 06/18/20 1,130,000 106.06 1,199
1,109
California Pollution Control Financing Authority Revenue Bonds 01/17/19 1,490,000 95.44 1,422
112
California Pollution Control Financing Authority Revenue Bonds 02/17/23 500,000 102.83 514
534
California Pollution Control Financing Authority Revenue Bonds 08/04/23 2,590,000 98.34 2,549
2,612
California Pollution Control Financing Authority Revenue Bonds 10/23/23 250,000 101.44 254
270
California Public Finance Authority Revenue Bonds 01/26/21 600,000 113.13 679
624
California School Finance Authority Revenue Bonds 12/10/15 500,000 106.61 533
495
California School Finance Authority Revenue Bonds 06/21/17 1,000,000 105.74 1,057
984
California School Finance Authority Revenue Bonds 10/22/20 600,000 104.05 624
550
California School Finance Authority Revenue Bonds 10/30/20 150,000 105.17 158
137
California School Finance Authority Revenue Bonds 10/30/20 60,000 97.90 59
49
California School Finance Authority Revenue Bonds 04/19/21 100,000 109.18 109
88
California School Finance Authority Revenue Bonds 04/29/21 1,100,000 110.36 1,214
904
California School Finance Authority Revenue Bonds 06/18/21 80,000 105.60 84
54
California School Finance Authority Revenue Bonds 06/18/21 1,600,000 106.53 1,705
1,258
California School Finance Authority Revenue Bonds 07/21/21 400,000 102.36 409
373
California School Finance Authority Revenue Bonds 07/22/21 465,000 113.21 526
429
California School Finance Authority Revenue Bonds 03/11/22 250,000 97.98 245
181
California School Finance Authority Revenue Bonds 03/23/22 315,000 101.65 320
281
California School Finance Authority Revenue Bonds 03/23/22 250,000 102.62 257
228
California School Finance Authority Revenue Bonds 04/27/22 1,000,000 102.98 1,030
1,001
California School Finance Authority Revenue Bonds 05/26/22 250,000 100.23 251
228
California School Finance Authority Revenue Bonds 05/26/22 170,000 101.47 173
159
California School Finance Authority Revenue Bonds 06/15/22 385,000 100.00 385
388
California School Finance Authority Revenue Bonds 09/01/22 250,000 100.16 250
252
California School Finance Authority Revenue Bonds 09/01/22 250,000 100.24 251
253
California School Finance Authority Revenue Bonds 09/01/22 250,000 100.27 251
253
California School Finance Authority Revenue Bonds 10/27/22 500,000 98.06 490
515
California School Finance Authority Revenue Bonds 10/27/22 975,000 98.52 961
1,004
California School Finance Authority Revenue Bonds 11/01/22 1,000,000 63.92 639
802
California School Finance Authority Revenue Bonds 05/25/23 125,000 98.70 123
127
California Statewide Communities Development Authority Revenue Bonds 12/28/16 8,100,000 97.34 7,884
8,114
California Statewide Communities Development Authority Revenue Bonds 09/22/17 200,000 105.75 212
204
California Statewide Communities Development Authority Revenue Bonds 08/08/18 1,000,000 107.43 1,074
1,018
California Statewide Communities Development Authority Revenue Bonds 01/16/19 250,000 104.10 260
249
California Statewide Communities Development Authority Revenue Bonds 01/16/19 200,000 104.76 210
202
California Statewide Communities Development Authority Revenue Bonds 05/15/19 100,000 110.42 110
95
California Statewide Communities Development Authority Revenue Bonds 08/24/22 935,000 100.55 940
939
California Statewide Communities Development Authority Revenue Bonds 08/30/22 400,000 99.65 399
402
California Statewide Communities Development Authority Revenue Bonds 08/30/23 1,230,000 100.00 1,230
1,262
Capital Trust Agency, Inc. Revenue Bonds 09/13/18 5,405,000 98.72 5,336
5,130
Capital Trust Agency, Inc. Revenue Bonds 01/24/20 1,255,000 106.04 1,331
1,117
Capital Trust Agency, Inc. Revenue Bonds 07/17/20 2,000,000 100.00 2,000
1,890
Capital Trust Agency, Inc. Revenue Bonds 06/18/21 325,000 110.31 358
299
Capital Trust Agency, Inc. Revenue Bonds 09/24/21 100,000 107.31 107
72
Capital Trust Agency, Inc. Revenue Bonds 09/24/21 100,000 108.05 108
75
Capital Trust Agency, Inc. Revenue Bonds 12/03/21 150,000 103.46 155
117
Capital Trust Agency, Inc. Revenue Bonds 01/04/22 300,000 115.73 347
294
Capital Trust Agency, Inc. Revenue Bonds 06/23/23 400,000 100.00 400
403
Capital Trust Agency, Inc. Revenue Bonds 06/23/23 425,000 100.00 425
427
Capital Trust Agency, Inc. Revenue Bonds 04/24/24 100,000 100.00 100
100
Central Etowah County Solid Waste Disposal Authority Revenue Bonds 08/07/20 150,000 100.00 150
153

See accompanying notes which are an integral part of the financial statements.
552 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Central Etowah County Solid Waste Disposal Authority Revenue Bonds 08/07/20 385,000 100.00 385
395
Chapel Creek Community Development District Special Assessment 05/27/21 40,000 100.00 40
32
Chapel Creek Community Development District Special Assessment 05/27/21 60,000 103.52 62
48
Charlotte County Industrial Development Authority Revenue Bonds 12/09/15 220,000 99.11 218
224
Charlotte County Industrial Development Authority Revenue Bonds 05/31/19 350,000 103.95 364
343
Charlotte County Industrial Development Authority Revenue Bonds 12/02/21 2,500,000 81.93 2,048
2,038
Chester County Industrial Development Authority Revenue Bonds 09/14/22 250,000 100.00 250
250
Chester County Industrial Development Authority Revenue Bonds 09/14/22 2,000,000 99.15 1,983
1,967
Chicago Board of Education General Obligation Unlimited 07/11/17 1,500,000 93.05 1,396
1,614
Chicago Board of Education General Obligation Unlimited 07/11/17 2,000,000 94.54 1,891
2,166
City & County of San Francisco Special Tax District No. 2020-1 Special Tax 05/07/21 100,000 110.54 111
80
City & County of San Francisco Special Tax District No. 2020-1 Special Tax 11/17/23 275,000 96.96 267
277
City of Anna Special Assessment 07/28/21 136,000 100.00 136
109
City of Anna Special Assessment 07/28/21 504,000 100.00 504
455
City of Anna Special Assessment 12/14/22 175,000 100.00 175
175
City of Anna Special Assessment 09/13/23 125,000 99.37 124
125
City of Anna Special Assessment 10/11/23 200,000 98.53 197
207
City of Aubrey Special Assessment 09/23/22 183,000 99.40 182
185
City of Aubrey Special Assessment 08/25/23 120,000 100.00 120
120
City of Aubrey Special Assessment 08/25/23 125,000 99.31 124
125
City of Austin Special Assessment 12/01/22 100,000 99.29 99
98
City of Austin Water Utility Improvement District Special Assessment
Revenue Bonds 12/14/18 230,000 100.00 230
227
City of Bee Cave Special Assessment 10/27/21 100,000 100.00 100
91
City of Bee Cave Special Assessment 10/27/21 281,000 100.00 281
270
City of Bee Cave Special Assessment 10/27/21 122,000 100.00 122
111
City of Celina Special Assessment 09/11/19 145,000 100.00 145
128
City of Celina Special Assessment 08/12/20 1,845,000 95.16 1,756
1,560
City of Celina Special Assessment 11/10/21 61,000 100.00 61
54
City of Celina Special Assessment 11/10/21 25,000 100.00 25
24
City of Celina Special Assessment 11/10/21 90,000 100.00 90
77
City of Celina Special Assessment 11/10/21 25,000 100.00 25
22
City of Celina Special Assessment 11/10/21 28,000 100.00 28
26
City of Celina Special Assessment 11/10/21 25,000 100.00 25
24
City of Celina Special Assessment 11/10/21 72,000 100.00 72
59
City of Celina Special Assessment 11/10/21 131,000 98.82 129
106
City of Celina Special Assessment 12/15/21 255,000 99.31 253
197
City of Celina Special Assessment 12/15/21 55,000 99.39 55
41
City of Celina Special Assessment 01/12/22 100,000 100.00 100
83
City of Celina Special Assessment 01/12/22 100,000 100.00 100
80
City of Celina Special Assessment 04/13/22 100,000 100.00 100
92
City of Celina Special Assessment 09/14/22 100,000 100.00 100
98
City of Celina Special Assessment 02/15/23 650,000 100.00 650
640
City of Celina Special Assessment 03/15/23 100,000 100.00 100
100
City of Celina Special Assessment 03/15/23 130,000 100.00 130
129
City of Celina Special Assessment 03/15/23 125,000 100.00 125
125
City of Celina Special Assessment 04/12/23 375,000 99.28 372
363
City of Celina Special Assessment 06/14/23 125,000 100.00 125
124
City of Celina Special Assessment 07/12/23 140,000 100.00 140
138
City of Celina Special Assessment 04/10/24 100,000 99.56 100
100
City of Crandall Special Assessment 06/08/21 100,000 100.00 100
94
City of Crandall Special Assessment 06/08/21 100,000 100.00 100
85
City of Crandall Special Assessment 06/08/21 100,000 99.27 99
87
City of Crandall Special Assessment 06/08/21 100,000 99.30 99
95
City of Crandall Special Assessment 10/18/22 500,000 100.00 500
513
City of Crandall Special Assessment 10/18/22 269,000 100.00 269
273
City of Crandall Special Assessment 10/18/22 175,000 100.00 175
182
City of Dayton Special Assessment 04/19/22 100,000 100.00 100
92
City of Dayton Special Assessment 04/19/22 105,000 100.00 105
96
City of Dayton Special Assessment 03/19/24 200,000 100.00 200
192
City of Dayton Special Assessment 03/19/24 150,000 99.28 149
143
City of Decatur Special Assessment 11/28/23 200,000 100.00 200
202
City of Elmendorf Special Assessment 08/20/21 100,000 100.00 100
76
City of Erie Higher Education Building Authority Revenue Bonds 03/29/17 295,000 102.26 302
304
City of Erie Higher Education Building Authority Revenue Bonds 03/29/17 1,770,000 102.26 1,810
1,710

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 553
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
City of Fate Special Assessment 10/19/21 110,000 100.53 111
86
City of Fate Special Assessment 10/19/21 100,000 99.37 99
81
City of Fate Special Assessment 04/05/22 105,000 100.00 105
88
City of Fate Special Assessment 09/07/22 225,000 100.00 225
226
City of Fate Special Assessment 05/02/23 100,000 99.04 99
97
City of Forney Special Assessment 06/27/23 630,000 96.81 610
599
City of Fort Worth Special Assessment Revenue Bonds 08/16/17 150,000 100.00 150
148
City of Georgetown Special Assessment 03/23/22 100,000 100.00 100
85
City of Georgetown Special Assessment 03/23/22 100,000 100.00 100
87
City of Goshen Revenue Bonds 08/06/21 1,000,000 100.00 1,000
810
City of Haslet Special Assessment 07/30/20 200,000 105.33 211
169
City of Haslet Special Assessment 10/19/21 200,000 98.84 198
154
City of Henderson Revenue Bonds 03/25/22 2,725,000 100.00 2,725
2,631
City of Henderson Revenue Bonds 03/25/22 350,000 100.00 350
342
City of Henderson Revenue Bonds 03/25/22 1,050,000 99.28 1,040
1,030
City of Hutto Special Assessment 04/05/21 296,000 99.89 296
231
City of Hutto Special Assessment 10/22/21 200,000 99.01 198
157
City of Hutto Special Assessment 07/07/23 170,000 99.62 169
170
City of Justin Special Assessment 03/27/18 255,000 100.00 255
254
City of Justin Special Assessment 04/01/24 802,000 99.29 796
803
City of Kaufman Special Assessment 11/22/22 100,000 101.07 101
101
City of Kyle Special Assessment 05/08/19 100,000 100.00 100
94
City of Kyle Special Assessment 05/08/19 100,000 100.00 100
92
City of Kyle Special Assessment 10/20/21 100,000 100.00 100
83
City of Kyle Special Assessment 10/20/21 100,000 101.21 101
84
City of Kyle Special Assessment 03/23/22 216,000 100.00 216
208
City of Kyle Special Assessment 01/18/23 100,000 100.00 100
100
City of Kyle Special Assessment 01/18/23 200,000 99.40 199
199
City of Kyle Special Assessment 06/21/23 150,000 100.00 150
147
City of Lago Vista Special Assessment 01/05/24 210,000 100.00 210
207
City of Lavon Special Assessment 08/21/19 135,000 104.32 141
115
City of Lavon Special Assessment 08/21/19 100,000 99.44 99
89
City of Lavon Special Assessment 02/02/22 100,000 100.00 100
89
City of Lavon Special Assessment 02/02/22 100,000 100.00 100
87
City of Lavon Special Assessment 02/02/22 318,000 98.76 314
259
City of Lavon Special Assessment 02/02/22 136,000 99.10 135
116
City of Lavon Special Assessment 11/16/22 400,000 100.00 400
400
City of Lewisville Special Assessment 10/03/23 125,000 100.00 125
129
City of Liberty Hill Special Assessment 12/14/21 100,000 100.00 100
80
City of Liberty Hill Special Assessment 12/14/21 100,000 100.00 100
83
City of Manor Special Assessment 12/19/19 100,000 100.00 100
91
City of Manor Special Assessment 05/06/21 100,000 100.00 100
82
City of Manor Special Assessment 05/06/21 100,000 102.41 102
79
City of Marble Falls Revenue Bonds 07/21/21 100,000 100.00 100
87
City of Marble Falls Revenue Bonds 07/21/21 100,000 100.00 100
84
City of Marble Falls Revenue Bonds 07/21/21 100,000 100.00 100
92
City of McLendon-Chisholm Special Assessment 06/26/20 100,000 105.05 105
86
City of McLendon-Chisholm Special Assessment 02/10/21 35,000 100.00 35
27
City of McLendon-Chisholm Special Assessment 02/10/21 50,000 101.62 51
39
City of McLendon-Chisholm Special Assessment 05/25/22 270,000 99.44 268
259
City of Mesquite Special Assessment Revenue Bonds 09/05/18 1,000,000 100.00 1,000
984
City of Mesquite Special Assessment Revenue Bonds 06/04/19 100,000 100.00 100
100
City of Mesquite Special Assessment Revenue Bonds 06/04/19 150,000 100.00 150
151
City of Mesquite Special Assessment Revenue Bonds 07/18/23 400,000 100.00 400
392
City of Mesquite Special Assessment Revenue Bonds 07/18/23 200,000 99.68 199
195
City of Mesquite Special Assessment Revenue Bonds 07/18/23 150,000 99.41 149
146
City of Midlothian Special Assessment 03/24/21 100,000 100.00 100
94
City of Midlothian Special Assessment 03/24/21 100,000 100.00 100
79
City of Midlothian Special Assessment 03/24/21 100,000 100.00 100
85
City of Midlothian Special Assessment 08/10/22 115,000 100.00 115
114
City of Midlothian Special Assessment 08/10/22 200,000 100.00 200
189
City of Minneapolis Charter Lease Revenue Bonds 12/08/17 1,400,000 101.95 1,427
1,415
City of Mustang Ridge Special Assessment 11/21/23 75,000 100.00 75
76
City of New Braunfels Special Assessment 11/09/21 100,000 100.00 100
84
City of New Braunfels Special Assessment 11/09/21 100,000 100.00 100
86

See accompanying notes which are an integral part of the financial statements.
554 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
City of Oak Point Special Assessment 07/25/18 100,000 100.00 100
84
City of Oak Point Special Assessment 07/25/18 100,000 99.55 100
88
City of Oak Point Special Assessment 07/22/21 650,000 100.00 650
479
City of Pilot Point Special Assessment 05/13/22 300,000 100.00 300
302
City of Pilot Point Special Assessment 05/13/22 120,000 100.00 120
122
City of Pilot Point Special Assessment 06/10/22 204,000 100.00 204
198
City of Pilot Point Special Assessment 06/10/22 150,000 100.00 150
151
City of Pilot Point Special Assessment 06/10/22 200,000 100.00 200
196
City of Plano Special Assessment 10/24/23 115,000 100.00 115
120
City of Plano Special Assessment 10/24/23 225,000 100.00 225
234
City of Plano Special Assessment 10/24/23 140,000 100.00 140
145
City of Princeton Special Assessment 04/24/18 130,000 100.00 130
120
City of Princeton Special Assessment 08/27/19 100,000 100.00 100
89
City of Princeton Special Assessment 08/27/19 100,000 100.00 100
100
City of Princeton Special Assessment 08/27/19 100,000 100.00 100
100
City of Princeton Special Assessment 08/27/19 300,000 103.29 310
274
City of Princeton Special Assessment 06/23/20 325,000 100.00 325
256
City of Princeton Special Assessment 06/23/20 160,000 100.00 160
129
City of Princeton Special Assessment 06/23/20 225,000 100.00 225
182
City of Princeton Special Assessment 06/23/20 125,000 100.00 125
103
City of Princeton Special Assessment 05/25/21 185,000 101.03 185
144
City of Princeton Special Assessment 03/29/22 100,000 100.00 100
82
City of Princeton Special Assessment 06/28/22 270,000 100.00 270
252
City of Princeton Special Assessment 07/26/22 75,000 100.00 75
70
City of Princeton Special Assessment 07/25/23 100,000 100.00 100
97
City of Princeton Special Assessment 07/25/23 125,000 100.00 125
120
City of Princeton Special Assessment 09/12/23 150,000 100.00 150
151
City of Princeton Special Assessment 09/12/23 100,000 100.00 100
100
City of Princeton Special Assessment 09/12/23 250,000 98.16 245
247
City of Princeton Special Assessment 10/11/23 100,000 99.01 99
102
City of Red Oak Special Assessment 06/15/21 100,000 102.64 103
79
City of Red Oak Special Assessment 06/15/21 100,000 99.02 99
76
City of Rockdale Special Assessment 10/31/23 400,000 97.08 388
410
City of Royse City Special Assessment 04/24/24 100,000 99.64 100
99
City of Royse Special Assessment Revenue Bonds 08/14/19 125,000 99.49 124
112
City of Royse Special Assessment Revenue Bonds 06/30/20 100,000 102.78 103
86
City of Royse Special Assessment Revenue Bonds 07/15/20 200,000 100.70 201
168
City of Royse Special Assessment Revenue Bonds 07/30/20 100,000 100.85 101
95
City of Royse Special Assessment Revenue Bonds 07/30/20 100,000 101.30 101
87
City of Royse Special Assessment Revenue Bonds 09/14/22 100,000 100.00 100
101
City of Sachse Special Assessment 11/15/22 150,000 100.00 150
153
City of Sachse Special Assessment 11/15/22 100,000 100.00 100
101
City of San Marcos Special Assessment 12/16/21 100,000 100.00 100
84
City of San Marcos Special Assessment 12/20/23 130,000 100.00 130
126
City of Santa Fe Special Assessment 03/25/22 859,000 100.00 859
778
City of Santa Fe Special Assessment 03/25/22 509,000 100.00 509
472
City of Scranton General Obligation Unlimited 08/30/17 1,275,000 103.66 1,322
1,277
City of Seagoville Special Assessment 03/19/24 150,000 100.00 150
145
City of Seagoville Special Assessment 03/19/24 200,000 100.00 200
192
City of Seagoville Special Assessment 03/19/24 325,000 98.76 321
309
City of Sinton Special Assessment 01/19/22 100,000 100.00 100
92
City of Sinton Special Assessment 01/19/22 100,000 100.00 100
94
City of South Charleston Revenue Bonds 01/14/22 165,000 100.00 165
141
City of South Charleston Revenue Bonds 01/14/22 185,000 100.00 185
148
City of South Charleston Revenue Bonds 01/14/22 100,000 100.35 100
79
City of South Charleston Revenue Bonds 01/14/22 1,150,000 100.36 1,154
869
City of St. Louis Industrial Development Authority Revenue Bonds 07/29/22 2,350,000 98.30 2,310
2,184
City of Tomball Special Assessment 08/22/23 112,000 98.62 110
112
City of Tomball Special Assessment 08/22/23 100,000 99.32 99
101
City of Uhland Special Assessment 11/03/22 750,000 100.00 750
776
City of Valparaiso Revenue Bonds 04/26/24 400,000 100.00 400
405
City of Waxahachie Special Assessment 05/17/22 100,000 100.00 100
97
Cleveland-Cuyahoga County Port Authority Tax Allocation 08/19/21 200,000 89.98 180
163
Cleveland-Cuyahoga County Port Authority Tax Allocation 09/02/21 100,000 101.68 102
79
CMFA Special Finance Agency Revenue Bonds 11/10/21 285,000 91.60 261
196

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 555
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
CMFA Special Finance Agency VIII Revenue Bonds 11/01/21 350,000 92.20 323
231
Colorado Educational & Cultural Facilities Authority Revenue Bonds 02/04/21 435,000 100.10 435
378
Colorado Educational & Cultural Facilities Authority Revenue Bonds 02/01/22 1,935,000 89.24 1,727
1,461
Colorado Educational & Cultural Facilities Authority Revenue Bonds 05/10/23 400,000 100.00 400
402
Colorado Educational & Cultural Facilities Authority Revenue Bonds 08/22/23 330,000 86.42 285
294
Colorado Educational & Cultural Facilities Authority Revenue Bonds 04/19/24 300,000 100.00 300
301
Colorado Educational & Cultural Facilities Authority Revenue Bonds 04/19/24 200,000 97.79 196
198
Columbus-Franklin County Finance Authority Revenue Bonds 12/21/23 600,000 100.00 600
604
Connecticut State Health & Educational Facilities Authority Revenue Bonds 12/18/19 1,000,000 113.14 1,131
941
Connecticut State Health & Educational Facilities Authority Revenue Bonds 07/22/20 1,100,000 92.61 919
916
Connecticut State Health & Educational Facilities Authority Revenue Bonds 07/22/20 225,000 91.76 206
174
Coral Junction Public Infrastructure District No. 1 Special Assessment 05/26/22 150,000 100.00 150
142
Corkscrew Farms Community Development District Special Assessment 12/13/17 50,000 100.00 50
50
Corkscrew Farms Community Development District Special Assessment 12/13/17 100,000 100.00 100
97
County of Bastrop Special Assessment 05/22/23 100,000 98.90 99
98
County of Frederick Educational Facilities Revenue Bonds 01/18/18 3,705,000 98.93 3,665
3,434
County of Frederick Special Tax 10/29/20 235,000 98.01 230
202
County of Frederick Tax Allocation 07/20/23 2,110,000 97.70 2,061
1,980
County of Gallatin Revenue Bonds 12/09/21 1,000,000 103.01 1,030
737
County of Hays Revenue Bonds 12/06/22 356,000 100.00 356
353
County of Hays Revenue Bonds 12/06/22 200,000 100.00 200
199
County of Medina Special Assessment 03/11/21 100,000 100.00 100
85
County of Monongalia Tax Allocation 07/21/23 150,000 99.17 149
157
County of Monongalia Tax Allocation 07/21/23 100,000 99.19 99
105
County of Prince George's Special Obligation Tax Allocation 11/16/18 340,000 99.47 338
338
Creekwalk Marketplace Business Improvement District Revenue Bonds 07/29/19 280,000 100.00 280
250
Creekwalk Marketplace Business Improvement District Revenue Bonds 07/29/19 975,000 100.00 975
828
Creekwalk Marketplace Business Improvement District Revenue Bonds 07/29/19 555,000 100.55 559
486
CSCDA Community Improvement Authority Revenue Bonds 11/24/21 775,000 88.92 689
532
CSCDA Community Improvement Authority Revenue Bonds 03/09/22 525,000 88.89 467
430
CSCDA Community Improvement Authority Revenue Bonds 05/18/22 1,000,000 65.25 653
682
CSCDA Community Improvement Authority Revenue Bonds 06/02/22 1,250,000 87.65 1,096
948
CSCDA Community Improvement Authority Revenue Bonds 08/04/22 100,000 79.40 79
70
Dauphin County General Authority Revenue Bonds 01/05/18 1,000,000 98.12 981
768
Dauphin County General Authority Revenue Bonds 12/21/20 850,000 100.00 850
716
Dauphin County General Authority Revenue Bonds 12/21/20 2,700,000 104.69 2,829
2,170
Davenport Road South Community Development District Special
Assessment 02/06/18 150,000 98.96 148
147
Davenport Road South Community Development District Special
Assessment 02/06/18 100,000 98.98 99
101
Denver Health & Hospital Authority Revenue Bonds 08/23/17 300,000 107.51 323
308
Denver Health & Hospital Authority Revenue Bonds 08/23/17 200,000 98.54 197
183
Denver Health & Hospital Authority Revenue Bonds 08/23/17 200,000 99.08 198
186
Denver Urban Renewal Authority Tax Allocation 10/11/18 545,000 99.26 543
548
Director of the State of Nevada Department of Business & Industry Revenue
Bonds 08/30/23 800,000 100.00 800
821
Doylestown Hospital Authority Revenue Bonds 04/15/24 2,050,000 100.97 2,070
2,054
DW Bayview Community Development District Special Assessment 02/05/21 75,000 99.68 75
65
Eagle Pointe Community Development District Special Assessment 07/15/20 225,000 101.28 228
185
Eagle Pointe Community Development District Special Assessment 07/15/20 75,000 93.63 70
67
East Bonita Beach Road Community Development District Special
Assessment 08/29/18 625,000 100.00 625
631
Edinburg Economic Development Corp. Revenue Bonds 04/17/19 100,000 100.98 101
89
Edinburg Economic Development Corp. Revenue Bonds 04/17/19 100,000 99.91 100
92
Erie Tobacco Asset Securitization Corp. Revenue Bonds 02/02/21 4,000,000 5.97 239
256
Fiddlers Business Improvement District General Obligation Unlimited 05/13/22 1,250,000 100.00 1,250
1,265
Finance Authority of Maine Revenue Bonds 12/17/21 925,000 69.63 644
636
Firefly Public Infrastructure District No. 1 General Obligation Unlimited 04/18/24 500,000 99.40 497
506
Firefly Public Infrastructure District No. 1 Special Assessment 04/18/24 550,000 99.46 547
557
Florida Development Finance Corp. 03/27/24 3,000,000 100.00 3,000
3,006
Florida Development Finance Corp. Revenue Bonds 04/02/19 870,000 100.00 870
880
Florida Development Finance Corp. Revenue Bonds 04/02/19 3,465,000 95.44 3,307
3,504
Florida Development Finance Corp. Revenue Bonds 07/23/20 115,000 103.55 119
100
Florida Development Finance Corp. Revenue Bonds 09/04/20 160,000 101.68 163
115
Florida Development Finance Corp. Revenue Bonds 09/04/20 100,000 102.80 103
82

See accompanying notes which are an integral part of the financial statements.
556 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Florida Development Finance Corp. Revenue Bonds 10/21/20 220,000 101.15 223
178
Florida Development Finance Corp. Revenue Bonds 10/21/20 125,000 101.85 127
104
Florida Development Finance Corp. Revenue Bonds 12/11/20 4,745,000 97.32 4,618
5,077
Florida Development Finance Corp. Revenue Bonds 05/13/21 125,000 110.62 138
102
Florida Development Finance Corp. Revenue Bonds 06/04/21 100,000 106.43 106
75
Florida Development Finance Corp. Revenue Bonds 06/04/21 200,000 92.81 186
138
Florida Development Finance Corp. Revenue Bonds 07/23/21 200,000 86.60 173
124
Florida Development Finance Corp. Revenue Bonds 09/24/21 500,000 101.92 510
408
Florida Development Finance Corp. Revenue Bonds 05/31/22 405,000 97.89 396
357
Florida Development Finance Corp. Revenue Bonds 05/31/22 315,000 98.17 309
279
Florida Development Finance Corp. Revenue Bonds 08/18/22 175,000 100.00 175
166
Florida Development Finance Corp. Revenue Bonds 08/18/22 350,000 100.00 350
329
Florida Development Finance Corp. Revenue Bonds 08/19/22 225,000 100.00 225
217
Florida Development Finance Corp. Revenue Bonds 08/19/22 250,000 100.00 250
240
Florida Development Finance Corp. Revenue Bonds 12/21/23 290,000 100.00 290
290
Florida Development Finance Corp. Revenue Bonds 04/26/24 6,625,000 98.00 6,492
6,824
Florida Higher Educational Facilities Financial Authority Revenue Bonds 06/08/18 1,350,000 103.97 1,404
1,234
Forest Lake Community Development District Special Assessment 05/06/22 265,000 100.00 265
269
Forest Lake Community Development District Special Assessment 05/06/22 305,000 100.00 305
312
General Authority of Southcentral Pennsylvania Revenue Bonds 08/17/18 1,765,000 106.96 1,888
1,810
George L Smith II Congress Center Authority Revenue Bonds 03/26/21 60,000 100.00 60
56
George L Smith II Congress Center Authority Revenue Bonds 03/26/21 2,795,000 81.81 2,295
2,483
George L Smith II Congress Center Authority Revenue Bonds 03/26/21 160,000 99.47 159
159
Harmony West Community Development District Special Assessment 06/19/18 1,185,000 100.00 1,185
1,187
Hastings Campus Housing Finance Authority Revenue Bonds 08/28/20 5,500,000 96.73 5,320
5,068
Hills Minneola Community Development District Special Assessment 07/16/20 60,000 100.00 60
53
Hills Minneola Community Development District Special Assessment 07/16/20 230,000 90.27 208
188
I-470 Western Gateway Transportation Development District Revenue Bonds 02/21/19 250,000 100.00 250
243
Illinois Finance Authority Revenue Bonds 02/25/20 2,705,000 106.30 2,708
2,596
Illinois Finance Authority Revenue Bonds 07/01/21 3,250,000 107.60 3,534
2,667
Illinois Finance Authority Revenue Bonds 10/13/22 600,000 92.96 558
562
Illinois Finance Authority Revenue Bonds 02/15/23 500,000 99.22 496
520
Independent Cities Finance Authority Revenue Bonds 03/12/21 900,000 110.98 999
885
Industrial Development Authority of the County of Pima (The) Revenue
Bonds 10/06/22 250,000 100.00 250
265
Industrial Development Authority of the County of Pima (The) Revenue
Bonds 10/06/22 500,000 100.00 500
528
Joshua Farms Municipal Management District No. 1 Special Assessment 04/12/23 310,000 99.01 307
301
Juban Crossing Economic Development District Revenue Bonds 06/21/23 600,000 100.49 603
600
Kansas City Land Clearance Redevelopment Authority Tax Allocation 01/10/18 1,500,000 100.33 1,505
1,416
K-Bar Ranch II Community Development District Special Assessment 12/19/17 185,000 100.00 185
176
K-Bar Ranch II Community Development District Special Assessment 12/19/17 275,000 100.00 275
248
Knightsbridge Community Development District Revenue Bonds 03/14/24 1,000,000 99.70 997
977
Kremmling Memorial Hospital District Certificate of Participation 02/08/24 1,000,000 98.35 983
937
La Paz County Industrial Development Authority Revenue Bonds 07/16/18 250,000 100.00 250
113
La Paz County Industrial Development Authority Revenue Bonds 07/16/18 1,000,000 100.00 1,000
450
Lake Emma Community Development District Special Assessment 07/07/23 50,000 99.16 50
50
Lake Emma Community Development District Special Assessment 07/07/23 100,000 99.42 99
100
Lakeshore Villages Master Community Development District Special
Assessment 10/03/19 200,000 100.00 200
170
Lakeshore Villages Master Community Development District Special
Assessment 10/03/19 100,000 99.39 99
90
Lakewood Ranch Stewardship District Special Assessment 04/26/17 100,000 99.00 99
100
Lakewood Ranch Stewardship District Special Assessment 04/26/17 100,000 99.43 99
101
Landings at Miami Community Development District Special Assessment 01/10/18 100,000 100.00 100
97
Landings at Miami Community Development District Special Assessment 01/10/18 100,000 100.00 100
92
Louisiana Local Government Environmental Facilities & Community
Development Authority Revenue Bonds 06/10/21 250,000 97.60 244
208
Louisiana Local Government Environmental Facilities & Community
Development Authority Revenue Bonds 02/05/24 400,000 96.98 388
405
Louisiana Local Government Environmental Facilities & Community
Development Authority Revenue Bonds 02/05/24 400,000 97.05 388
403
Louisiana Public Facilities Authority Revenue Bonds 11/19/21 230,000 102.46 236
163
Louisiana Public Facilities Authority Revenue Bonds 11/19/21 265,000 102.67 272
193
Louisiana Public Facilities Authority Revenue Bonds 07/01/22 150,000 98.93 148
144

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 557
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Louisiana Public Facilities Authority Revenue Bonds 07/01/22 100,000 99.73 100
97
Louisiana Public Facilities Authority Revenue Bonds 09/16/22 100,000 98.14 98
102
Louisiana Public Facilities Authority Revenue Bonds 09/16/22 100,000 98.60 99
102
Louisiana Public Facilities Authority Revenue Bonds 02/17/23 500,000 99.23 496
502
Mandarin Grove Community Development District Special Assessment 10/19/22 125,000 100.00 125
133
Maricopa County Industrial Development Authority Revenue Bonds 01/24/20 50,000 109.66 55
45
Maricopa County Industrial Development Authority Revenue Bonds 01/24/20 50,000 110.43 55
46
Maricopa County Industrial Development Authority Revenue Bonds 12/04/20 115,000 101.58 117
103
Maricopa County Industrial Development Authority Revenue Bonds 12/04/20 115,000 101.77 117
108
Maricopa County Industrial Development Authority Revenue Bonds 12/09/21 225,000 100.00 225
171
Maricopa County Industrial Development Authority Revenue Bonds 12/09/21 100,000 109.45 109
75
Maricopa County Industrial Development Authority Revenue Bonds 02/11/22 775,000 99.48 771
663
Maricopa County Industrial Development Authority Revenue Bonds 06/09/23 200,000 100.28 201
202
Maricopa County Industrial Development Authority Revenue Bonds 06/09/23 200,000 100.28 201
203
Maricopa County Industrial Development Authority Revenue Bonds 06/15/23 100,000 75.75 76
78
Maryland Health & Higher Educational Facilities Authority Revenue Bonds 04/28/22 100,000 100.50 100
94
Maryland Health & Higher Educational Facilities Authority Revenue Bonds 06/22/23 100,000 100.28 100
101
Maryland Health & Higher Educational Facilities Authority Revenue Bonds 06/22/23 100,000 100.30 100
101
Massachusetts Development Finance Agency Revenue Bonds 12/07/17 1,000,000 106.15 1,061
1,016
Massachusetts Development Finance Agency Revenue Bonds 10/31/18 100,000 100.00 100
103
Massachusetts Development Finance Agency Revenue Bonds 10/31/18 150,000 100.00 150
153
Massachusetts Development Finance Agency Revenue Bonds 07/08/21 1,300,000 109.93 1,429
1,133
McJunkin Parkland Community Development District Special Assessment 11/01/18 250,000 98.61 247
248
McJunkin Parkland Community Development District Special Assessment 11/01/18 200,000 99.24 198
203
Medical School Campus Public Infrastructure District General Obligation
Limited 08/19/20 750,000 100.00 750
606
Mercer County Industrial Development Authority Revenue Bonds 05/11/23 200,000 78.55 157
126
Metropolitan Government Nashville & Davidson County Industrial
Development Board Special Assessment 11/05/21 100,000 100.00 100
80
Metropolitan Government Nashville & Davidson County Industrial
Development Board Special Assessment 11/05/21 175,000 38.97 68
61
Miami-Dade County Industrial Development Authority Revenue Bonds 06/02/22 130,000 98.19 128
123
Miami-Dade County Industrial Development Authority Revenue Bonds 06/02/22 185,000 98.44 182
179
Mida Golf and Equestrian Center Public Infrastructure District General
Obligation Limited 06/06/22 1,500,000 81.32 1,220
1,055
Mida Mountain Village Public Infrastructure District Special Assessment 08/21/20 1,000,000 100.00 1,000
935
Mission Economic Development Corp. Revenue Bonds 10/30/18 1,570,000 99.43 1,561
1,553
Mississippi Business Finance Corp. Revenue Bonds 09/06/19 830,000 100.52 834
819
Mississippi Development Bank Revenue Bonds 10/01/21 200,000 104.57 209
162
Mississippi Development Bank Revenue Bonds 10/01/21 950,000 105.40 1,001
846
Mississippi Development Bank Revenue Bonds 10/01/21 900,000 105.54 950
813
Mississippi Development Bank Revenue Bonds 10/01/21 1,025,000 105.89 1,085
930
Mohegan Tribal Finance Authority Revenue Bonds 10/06/15 2,070,000 100.03 2,071
2,070
Monongalia County Commission Excise Tax District Revenue Bonds 05/27/21 1,165,000 94.94 1,064
1,001
Monongalia County Commission Excise Tax District Revenue Bonds 05/27/21 1,100,000 99.24 1,085
1,031
Monongalia County Commission Excise Tax District Revenue Bonds 11/01/23 1,000,000 20.61 206
213
Naples Reserve Community Development District Special Assessment 05/10/18 40,000 99.49 40
40
Naples Reserve Community Development District Special Assessment 05/10/18 190,000 99.65 189
187
New Hampshire Business Finance Authority Revenue Bonds 09/26/19 100,000 100.00 100
92
New Hampshire Business Finance Authority Revenue Bonds 08/13/20 180,000 100.00 180
142
New Hampshire Business Finance Authority Revenue Bonds 08/13/20 535,000 89.78 480
423
New Hampshire Business Finance Authority Revenue Bonds 04/03/24 7,300,000 100.00 7,300
7,296
New Hampshire Business Finance Authority Revenue Bonds 04/04/24 600,000 100.00 600
591
New Hampshire Business Finance Authority Revenue Bonds 04/04/24 1,415,000 100.00 1,415
1,396
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 06/10/20 1,000,000 101.58 1,016
963
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 12/10/21 700,000 90.48 568
554
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 12/10/21 1,000,000 112.26 1,123
905
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 12/10/21 1,100,000 99.09 1,090
807
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 03/02/22 1,000,000 87.41 874
758
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 07/11/23 100,000 98.94 99
94
New York Liberty Development Corp. Revenue Bonds 05/27/20 12,615,000 95.30 11,837
12,486
New York Liberty Development Corp. Revenue Bonds 07/28/22 2,600,000 101.25 2,633
2,615
New York Liberty Development Corp. Revenue Bonds 11/09/22 325,000 96.22 313
326
New York Liberty Development Corp. Revenue Bonds 01/18/23 1,900,000 99.51 1,891
1,904
New York State Dormitory Authority Revenue Bonds 06/16/15 400,000 102.69 411
393

See accompanying notes which are an integral part of the financial statements.
558 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
New York State Dormitory Authority Revenue Bonds 10/27/23 900,000 94.26 848
865
New York State Environmental Facilities Corp. Revenue Bonds 08/10/23 250,000 100.00 250
255
North Parkway Municipal Management District No. 1 Special Assessment 10/07/21 300,000 100.00 300
284
North Parkway Municipal Management District No. 1 Special Assessment 10/07/21 390,000 100.37 391
364
North Parkway Municipal Management District No. 1 Special Assessment 10/07/21 75,000 99.38 75
65
North Powerline Road Community Development District Special Assessment 05/26/22 140,000 100.00 140
140
Ohio Air Quality Development Authority Revenue Bonds 11/16/17 100,000 100.00 100
99
Ohio Air Quality Development Authority Revenue Bonds 11/16/17 3,465,000 97.71 3,372
3,328
Ohio Air Quality Development Authority Revenue Bonds 11/16/17 270,000 97.01 262
265
Oneida Indian Nation of New York Revenue Bonds 02/02/24 200,000 100.00 200
211
Oregon State Facilities Authority Revenue Bonds 09/23/16 1,000,000 109.30 1,093
948
Oregon State Facilities Authority Revenue Bonds 10/10/17 1,000,000 103.72 1,037
909
Palm Beach County Health Facilities Authority Revenue Bonds 07/29/22 600,000 100.00 600
709
Parish of St. James Revenue Bonds 05/20/20 1,000,000 100.00 1,000
1,015
Parish of St. James Revenue Bonds 05/20/20 100,000 100.00 100
109
Parish of St. James Revenue Bonds 05/20/20 125,000 100.00 125
135
Parkdale Community Authority Revenue Bonds 03/04/24 500,000 76.16 381
363
Philadelphia Authority for Industrial Development Revenue Bonds 11/20/20 900,000 111.02 999
891
Philadelphia Authority for Industrial Development Revenue Bonds 06/30/23 150,000 98.83 148
151
Philadelphia Authority for Industrial Development Revenue Bonds 06/30/23 100,000 99.55 100
101
Philadelphia Authority for Industrial Development Revenue Bonds 10/11/23 940,000 90.80 854
898
Philadelphia Authority for Industrial Development Revenue Bonds 03/28/24 1,600,000 94.83 1,517
1,489
Pima County Industrial Development Authority Revenue Bonds 05/22/20 50,000 100.00 50
49
Pima County Industrial Development Authority Revenue Bonds 05/22/20 25,000 100.00 25
24
Pinellas County Educational Facilities Authority Revenue Bonds 09/21/23 665,000 97.63 649
652
Port Beaumont Navigation District Revenue Bonds 01/30/20 210,000 100.00 210
207
Port Beaumont Navigation District Revenue Bonds 08/04/21 100,000 100.00 100
77
Port Beaumont Navigation District Revenue Bonds 08/04/21 1,450,000 88.36 1,281
918
Port Beaumont Navigation District Revenue Bonds 08/04/21 325,000 90.26 293
229
Port of Beaumont Industrial Development Authority Revenue Bonds 08/04/21 1,900,000 100.00 1,900
1,609
Port of Greater Cincinnati Development Authority Revenue Bonds 03/30/21 120,000 99.21 119
103
Prairie Center Metropolitan District No. 3 Revenue Bonds 10/13/17 500,000 99.65 498
495
Public Finance Authority Revenue Bonds 04/07/17 750,000 102.95 772
712
Public Finance Authority Revenue Bonds 04/07/17 630,000 103.04 649
621
Public Finance Authority Revenue Bonds 02/21/19 525,000 100.94 525
510
Public Finance Authority Revenue Bonds 05/01/19 15,000 100.43 15
14
Public Finance Authority Revenue Bonds 11/27/19 1,000,000 100.00 1,000
663
Public Finance Authority Revenue Bonds 06/12/20 75,000 102.48 77
70
Public Finance Authority Revenue Bonds 07/30/20 35,000 100.22 35
33
Public Finance Authority Revenue Bonds 07/30/20 125,000 102.56 128
105
Public Finance Authority Revenue Bonds 07/30/20 50,000 103.94 52
46
Public Finance Authority Revenue Bonds 08/10/20 150,000 106.36 160
151
Public Finance Authority Revenue Bonds 08/28/20 450,000 105.02 473
384
Public Finance Authority Revenue Bonds 08/28/20 200,000 105.53 211
180
Public Finance Authority Revenue Bonds 09/16/20 65,000 105.16 68
67
Public Finance Authority Revenue Bonds 12/03/20 1,150,000 89.90 1,034
947
Public Finance Authority Revenue Bonds 03/26/21 1,185,000 91.87 1,089
1,022
Public Finance Authority Revenue Bonds 03/26/21 875,000 98.52 862
770
Public Finance Authority Revenue Bonds 05/28/21 100,000 108.17 108
76
Public Finance Authority Revenue Bonds 05/28/21 100,000 108.67 109
79
Public Finance Authority Revenue Bonds 08/02/21 1,500,000 85.95 1,289
1,183
Public Finance Authority Revenue Bonds 11/10/21 890,000 101.77 906
717
Public Finance Authority Revenue Bonds 11/18/21 1,000,000 108.57 1,086
896
Public Finance Authority Revenue Bonds 11/18/21 1,685,000 99.85 1,683
1,600
Public Finance Authority Revenue Bonds 11/19/21 125,000 100.43 126
105
Public Finance Authority Revenue Bonds 11/19/21 785,000 83.87 658
608
Public Finance Authority Revenue Bonds 01/21/22 1,600,000 103.81 1,661
1,339
Public Finance Authority Revenue Bonds 01/21/22 100,000 105.04 105
89
Public Finance Authority Revenue Bonds 03/11/22 275,000 102.42 282
223
Public Finance Authority Revenue Bonds 03/31/22 2,475,000 100.00 2,475
2,497
Public Finance Authority Revenue Bonds 04/14/22 150,000 100.00 150
134
Public Finance Authority Revenue Bonds 04/14/22 100,000 100.76 101
91
Public Finance Authority Revenue Bonds 04/14/22 150,000 98.32 147
132
Public Finance Authority Revenue Bonds 05/25/22 175,000 97.62 171
165
Public Finance Authority Revenue Bonds 05/25/22 300,000 98.18 295
288

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 559
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Public Finance Authority Revenue Bonds 09/01/22 165,000 98.23 162
162
Public Finance Authority Revenue Bonds 09/29/22 1,000,000 98.75 988
1,023
Public Finance Authority Revenue Bonds 06/14/23 100,000 98.70 99
100
Public Finance Authority Revenue Bonds 08/04/23 95,000 92.57 88
90
Public Finance Authority Revenue Bonds 08/24/23 50,000 99.67 50
51
Public Finance Authority Revenue Bonds 08/24/23 50,000 99.72 50
52
Public Finance Authority Revenue Bonds 09/08/23 1,225,000 86.97 1,065
1,086
Public Finance Authority Revenue Bonds 09/11/23 1,750,000 99.10 1,734
1,844
Public Finance Authority Revenue Bonds 09/11/23 750,000 99.85 749
789
Public Finance Authority Revenue Bonds 11/15/23 400,000 100.85 403
420
Public Finance Authority Revenue Bonds 12/20/23 2,000,000 73.82 1,476
1,460
Public Finance Authority Revenue Bonds 03/27/24 1,150,000 97.21 1,118
1,145
Public Finance Authority Revenue Bonds 03/27/24 625,000 97.64 610
614
Pueblo Urban Renewal Authority Tax Allocation 03/24/21 350,000 100.00 350
233
Pueblo Urban Renewal Authority Tax Allocation 03/24/21 100,000 92.48 92
89
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 01/06/21 11,650,000 94.83 10,720
11,785
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 08/12/21 4,580,000 97.83 4,427
4,260
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 08/19/21 600,000 100.00 600
559
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 08/19/21 600,000 100.00 600
569
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 10/17/22 850,000 95.66 813
902
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 12/05/22 1,550,000 99.69 1,544
1,622
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 03/07/23 2,650,000 100.47 2,662
2,781
Randal Park Community Development District Special Assessment Revenue
Bonds 11/30/18 895,000 100.00 895
880
Randal Park Community Development District Special Assessment Revenue
Bonds 11/30/18 540,000 100.00 540
543
Red Bridge Public Infrastructure District No. 1 General Obligation Limited 07/01/21 500,000 100.00 500
351
Rockdale County Development Authority Revenue Bonds 05/16/18 225,000 100.43 226
215
Rolling Oaks Community Development District Special Assessment 10/24/18 200,000 100.00 200
202
Rolling Oaks Community Development District Special Assessment 10/24/18 100,000 100.00 100
102
Rolling Oaks Community Development District Special Assessment 11/09/22 150,000 99.35 149
156
Rye Crossing Community Development District Special Assessment 09/13/23 60,000 99.31 60
61
Sandmine Road Community Development District Special Assessment 08/14/20 25,000 100.00 25
24
Sandmine Road Community Development District Special Assessment 08/14/20 60,000 100.00 60
56
Sandmine Road Community Development District Special Assessment 08/14/20 50,000 99.17 50
42
Seaton Creek Reserve Community Development District Special Assessment 06/13/23 100,000 99.28 99
101
Seminole County Industrial Development Authority Revenue Bonds 07/01/21 235,000 96.02 226
179
Seminole County Industrial Development Authority Revenue Bonds 08/03/21 100,000 112.20 112
74
Shell Point Community Development District Special Assessment 02/13/19 100,000 100.00 100
101
Shell Point Community Development District Special Assessment 02/13/19 175,000 99.65 174
175
Sherwood Manor Community Development District Special Assessment 09/13/18 200,000 98.73 197
199
South Carolina Jobs-Economic Development Authority Revenue Bonds 03/30/22 425,000 97.54 415
385
South Carolina Jobs-Economic Development Authority Revenue Bonds 03/30/22 500,000 99.12 496
461
St. Paul Housing & Redevelopment Authority Revenue Bonds 07/27/17 140,000 100.77 141
142
St. Paul Housing & Redevelopment Authority Revenue Bonds 07/27/17 230,000 100.90 232
232
Stamford Housing Authority Revenue Bonds 11/21/22 400,000 100.00 400
448
State of Hawaii Department of Budget & Finance Revenue Bonds 12/04/15 1,720,000 101.77 1,750
1,670
State of Hawaii Department of Budget & Finance Revenue Bonds 10/10/23 4,000,000 100.00 4,000
4,073
State of Hawaii Department of Budget & Finance Revenue Bonds 10/17/23 300,000 100.00 300
300
State of Ohio Revenue Bonds 11/14/19 275,000 106.06 292
244
State of Ohio Revenue Bonds 12/05/19 110,000 107.99 119
104
Steel Point Infrastructure Improvement District Tax Allocation 09/30/21 2,200,000 82.30 1,675
1,729
Stoneybrook South at Championsgate Community Development District
Special Assessment 11/25/20 1,125,000 87.56 1,094
936
Storey Park Community Development District Special Assessment 05/25/21 650,000 98.90 643
565
Stuart Crossing Community Development District Revenue Bonds 03/13/24 100,000 98.98 99
97
Taney County Industrial Development Authority Revenue Bonds 04/12/23 400,000 100.00 400
388
Timber Creek Community Development District Special Assessment 06/20/18 1,000,000 98.26 983
964
Tolomato Community Development District Special Assessment 03/15/18 100,000 99.32 99
102
Touchstone Community Development District Special Assessment 02/02/18 100,000 99.28 99
92
Touchstone Community Development District Special Assessment 02/02/18 100,000 99.43 99
97
Town of Argyle Special Assessment 01/24/18 145,000 100.00 145
141
Town of Lakewood Village Special Assessment 08/12/22 175,000 100.00 175
165
Town of Little Elm Special Assessment 12/06/17 100,000 100.33 100
95
Town of Little Elm Special Assessment 11/07/18 727,000 100.00 727
742

See accompanying notes which are an integral part of the financial statements.
560 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Town of Little Elm Special Assessment 12/22/21 100,000 100.00 100
78
Town of Little Elm Special Assessment 12/22/21 100,000 99.08 99
78
Town of Little Elm Special Assessment 11/02/22 750,000 100.00 750
776
Towns at Woodsdale Community Development District Special Assessment 10/13/23 100,000 99.67 100
104
Travis County Development Authority Special Assessment 09/13/22 100,000 100.00 100
94
Triple Creek Community Development District Special Assessment 11/08/18 265,000 98.63 261
266
Tulsa Authority for Economic Opportunity Tax Allocation 08/24/21 715,000 98.62 705
638
Tulsa Authority for Economic Opportunity Tax Allocation 09/16/21 560,000 94.16 527
496
Tuscaloosa County Industrial Development Authority Revenue Bonds 04/17/19 1,554,000 98.43 1,530
1,550
Tuscaloosa County Industrial Development Authority Revenue Bonds 02/03/23 5,500,000 92.25 5,074
5,505
Two Lakes Community Development District Special Assessment 06/19/17 200,000 102.39 205
193
UIPA Crossroads Public Infrastructure District Revenue Bonds 12/28/21 1,000,000 100.00 1,000
877
Union County Improvement Authority Revenue Bonds 10/23/19 1,100,000 84.77 933
709
Union County Improvement Authority Revenue Bonds 02/22/24 200,000 92.30 185
184
Union Park East Community Development District Special Assessment 06/02/17 500,000 102.66 513
505
Upper Dauphin Industrial Development Authority Revenue Bonds 07/27/22 380,000 100.00 380
360
Upper Illinois River Valley Redevelopment Authority Revenue Bonds 01/23/20 200,000 97.15 194
182
Upper Illinois River Valley Redevelopment Authority Revenue Bonds 03/16/23 300,000 95.92 288
295
Utah Charter School Finance Authority Revenue Bonds 11/17/21 450,000 100.58 453
294
Utah Charter School Finance Authority Revenue Bonds 12/14/21 890,000 102.18 909
691
Utah Charter School Finance Authority Revenue Bonds 12/14/21 1,420,000 102.25 1,452
1,039
Utah Charter School Finance Authority Revenue Bonds 12/14/21 500,000 103.51 518
454
Utah Charter School Finance Authority Revenue Bonds 06/16/22 500,000 100.00 500
499
Utah State Charter School Finance Authority Revenue Bonds 02/02/23 425,000 73.58 313
285
Utah State Charter School Finance Authority Revenue Bonds 03/01/23 200,000 68.78 138
139
V-Dana Community Development District Special Assessment 07/23/20 100,000 98.37 98
80
Ventana Community Development District Special Assessment 03/01/18 740,000 96.90 717
747
Ventana Community Development District Special Assessment 03/01/18 500,000 97.58 488
487
Veranda Community Development District II Special Assessment 02/24/21 60,000 100.00 60
50
Veranda Community Development District II Special Assessment 02/24/21 55,000 101.57 56
44
Verano No. 1 Community Development District Special Assessment 05/04/17 100,000 98.80 99
94
Verano No. 1 Community Development District Special Assessment 05/30/17 100,000 100.00 100
97
Vermont Economic Development Authority Revenue Bonds 05/20/22 175,000 100.00 175
176
Vermont Educational & Health Buildings Financing Agency Revenue Bonds 05/11/23 400,000 91.73 367
361
Vermont Educational & Health Buildings Financing Agency Revenue Bonds 05/11/23 275,000 98.24 270
269
Village at Southgate Metropolitan District General Obligation Limited 05/04/18 1,364,000 100.00 1,364
1,323
Village Community Development District No. 13 Special Assessment 09/11/20 260,000 100.00 260
224
Village Community Development District No. 13 Special Assessment 09/11/20 575,000 100.00 575
473
Village Community Development District No. 15 Special Assessment 06/22/23 400,000 100.00 400
409
Village Community Development District No. 15 Special Assessment 06/22/23 200,000 100.30 201
203
Virgin Islands Public Finance Authority Revenue Bonds 03/11/16 450,000 101.08 455
418
Washington Economic Development Finance Authority Revenue Bonds 12/15/20 1,000,000 103.96 1,040
985
Washington State Housing Finance Commission Revenue Bonds 09/19/19 200,000 107.53 215
150
Washington State Housing Finance Commission Revenue Bonds 09/19/19 150,000 108.09 162
117
Washington State Housing Finance Commission Revenue Bonds 09/10/21 2,525,000 104.70 2,644
1,991
Waterset Central Community Development District Special Assessment 05/01/18 150,000 100.00 150
151
Waterset Central Community Development District Special Assessment 05/01/18 150,000 100.00 150
149
West Meadow Metropolitan District General Obligation Limited 04/21/23 500,000 99.24 496
513
West Port Community Development District Special Assessment 08/05/20 1,700,000 101.80 1,731
1,370
Western Regional Off-Track Betting Corp. Revenue Bonds 08/27/21 115,000 98.95 114
90
Westside Community Development District Special Assessment 09/20/19 100,000 100.00 100
93
Westside Community Development District Special Assessment 09/20/19 100,000 99.84 100
92
Wildblue Community Development District Special Assessment 05/23/19 125,000 100.00 125
114
Wildblue Community Development District Special Assessment 05/23/19 250,000 100.27 251
216
Winrock Town Center Tax Increment Development District No. 1 Tax
Allocation 01/05/24 500,000 90.47 452
453
Winsome Metropolitan District No. 3 General Obligation Limited 07/08/21 500,000 100.00 500
414
Wisconsin Health & Educational Facilities Authority Revenue Bonds 02/22/24 750,000 102.36 768
763
Wyandotte County City Unified Government Revenue Bonds 04/03/23 5,250,000 41.49 2,209 2,162
385,926
For a description of restricted securities see note 9 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 561
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Short Positions
United States 10 Year Treasury Note Futures 220 USD 23,636 06/24
618
United States Treasury Long Bond Futures 100 USD 11,382 06/24 490
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts 1,108
Presentation of Portfolio Holdings
Amount in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Municipal Bonds
Alabama $ — $ 40,732 $ —
$ —
$ 40,732 2 .2
Alaska — 2,014 —
—
2,014 0 .1
Arizona — 28,513 —
—
28,513 1 .5
Arkansas — 10,200 —
—
10,200 0 .5
California — 168,271 —
—
168,271 8 .9
Colorado — 69,995 —
—
69,995 3 .7
Connecticut — 16,765 —
—
16,765 0 .9
Delaware — 873 —
—
873 0 .1
District of Columbia — 18,284 —
—
18,284 1 .0
Florida — 215,688 —
—
215,688 11 .4
Georgia — 31,202 —
—
31,202 1 .6
Guam — 14,537 —
—
14,537 0 .8
Hawaii — 10,568 —
—
10,568 0 .6
Idaho — 4,396 —
—
4,396 0 .2
Illinois — 160,779 —
—
160,779 8 .5
Indiana — 13,945 —
—
13,945 0 .7
Iowa — 15,413 —
—
15,413 0 .8
Kansas — 4,206 —
—
4,206 0 .2
Kentucky — 18,906 —
—
18,906 1 .0
Louisiana — 12,192 —
—
12,192 0 .6
Maine — 1,263 —
—
1,263 0 .1
Maryland — 31,016 —
—
31,016 1 .6
Massachusetts — 14,069 —
—
14,069 0 .7
Michigan — 41,721 —
—
41,721 2 .2
Minnesota — 10,315 —
—
10,315 0 .5
Mississippi — 4,410 —
—
4,410 0 .2
Missouri — 11,989 —
—
11,989 0 .6
Montana — 2,246 —
—
2,246 0 .1
Nevada — 6,083 —
—
6,083 0 .3
New Hampshire — 15,613 —
—
15,613 0 .8

See accompanying notes which are an integral part of the financial statements.
562 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Presentation of Portfolio Holdings
Amount in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
New Jersey — 70,110 —
—
70,110 3 .7
New Mexico — 453 —
—
453 —
*
New York — 133,414 —
—
133,414 7 .0
North Carolina — 12,951 —
—
12,951 0 .7
North Dakota — 5,014 —
—
5,014 0 .3
Ohio — 82,089 —
—
82,089 4 .3
Oklahoma — 8,803 —
—
8,803 0 .5
Oregon — 9,476 —
—
9,476 0 .5
Pennsylvania — 94,437 —
—
94,437 5 .0
Puerto Rico — 137,565 —
—
137,565 7 .3
Rhode Island — 5,421 —
—
5,421 0 .3
South Carolina — 13,701 —
—
13,701 0 .7
South Dakota — 2,242 —
—
2,242 0 .1
Tennessee — 7,912 —
—
7,912 0 .4
Texas — 104,682 —
—
104,682 5 .5
Utah — 17,647 335
—
17,982 1 .0
Vermont — 2,642 —
—
2,642 0 .1
Virgin Islands — 13,271 —
—
13,271 0 .7
Virginia — 28,183 —
—
28,183 1 .5
Washington — 27,366 —
—
27,366 1 .4
West Virginia — 6,861 —
—
6,861 0 .4
Wisconsin — 47,865 —
—
47,865 2 .5
Wyoming — 880 —
—
880 0 .1
Loan Agreements — — 1,517 — 1,517 0 .1
Short-Term Investments — — — 51,066 51,066 2 .7
Total Investments — 1,829,189 1,852 51,066 1,882,107 99 .2
Other Assets and Liabilities, Net
0 .8
100 .0
Other Financial Instruments
Assets
Futures Contracts 1,108 — — — 1,108 0 .1
Total Other Financial Instruments
**
$ 1,108 $ — $ — $ — $ 1,108
*
Less than .05% of net assets.
**
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 563
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2024, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of April 30, 2024, if any, were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.
564 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Fair Value of Derivative Instruments — April 30, 2024 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts* $ 1,108
Derivatives not accounted for as hedging instruments
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 772
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ (1,864)
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Tax-Exempt High Yield Bond Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 565
Statement of Assets and Liabilities — April 30, 2024 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 1,948,312
Investments, at fair value(>) ........................................................................................................................................................
1,882,107
Cash .............................................................................................................................................................................................. 31
Receivables:
Dividends and interest ...................................................................................................................................................... 26,854
Dividends from affiliated funds ....................................................................................................................................... 233
Investments sold ............................................................................................................................................................... 2,183
Fund shares sold ............................................................................................................................................................... 5,834
Variation margin on futures contracts .............................................................................................................................. 1,108
Prepaid expenses .......................................................................................................................................................................... 15
Total assets ...............................................................................................................................................................
1,918,365
Liabilities
Payables:
Due to broker (a) .............................................................................................................................................................. 59
Investments purchased ..................................................................................................................................................... 19,3 80
Fund shares redeemed ...................................................................................................................................................... 639
Accrued fees to affiliates .................................................................................................................................................. 869
Other accrued expenses .................................................................................................................................................... 50
Total liabilities ...........................................................................................................................................................
20,997
Net Assets ...............................................................................................................................................................
$ 1,897,368

Russell Investment Company
Tax-Exempt High Yield Bond Fund
See accompanying notes which are an integral part of the financial statements.
566 Tax-Exempt High Yield Bond Fund
Statement of Assets and Liabilities, continued — April 30, 2024 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ (155,539)
Shares of beneficial interest .........................................................................................................................................................
1,948
Additional paid-in capital ............................................................................................................................................................
2,050,959
Net Assets ...............................................................................................................................................................
$ 1,897,368
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) .......................................................................................................................................... $ 9.73
Maximum offering price per share (Net asset value plus sales charge of 3 .75%): Class A ..................................................... $ 10. 11
Class A — Net assets ........................................................................................................................................................... $ 10,823,153
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 1,111,815
Net asset value per share: Class C (#) .......................................................................................................................................... $ 9.71
Class C — Net assets ........................................................................................................................................................... $ 5,785,367
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 596,003
Net asset value per share: Class M (#) ......................................................................................................................................... $ 9.74
Class M — Net assets .......................................................................................................................................................... $ 541,672,747
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 55,638,749
Net asset value per share: Class S (#) .......................................................................................................................................... $ 9.74
Class S — Net assets ............................................................................................................................................................ $ 1,339,086,994
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 137,470,799
Amounts in thousands
(>)     Investments in affiliates, U.S. Cash Management Fund $ 51,066
(a)   Due to Broker for Futures $ 59
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Tax-Exempt High Yield Bond Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 567
Statement of Operations — For the Period Ended April 30, 2024 (Unaudited)
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 4
Dividends from affiliated funds ....................................................................................................................................... 1,752
Interest .............................................................................................................................................................................. 42,079
Total investment income ..............................................................................................................................................................
43,835
Expenses
Advisory fees ................................................................................................................................................................... 4,431
Administrative fees .......................................................................................................................................................... 436
Custodian fees .................................................................................................................................................................. 78
Distribution fees - Class A ............................................................................................................................................... 14
Distribution fees - Class C ............................................................................................................................................... 21
Transfer agent fees - Class A ........................................................................................................................................... 11
Transfer agent fees - Class C ........................................................................................................................................... 5
Transfer agent fees - Class M .......................................................................................................................................... 516
Transfer agent fees - Class S ............................................................................................................................................ 1,278
Professional fees .............................................................................................................................................................. 99
Registration fees ............................................................................................................................................................... 84
Shareholder servicing fees - Class C ............................................................................................................................... 7
Trustees’ fees .................................................................................................................................................................... 46
Printing fees ..................................................................................................................................................................... 61
Miscellaneous .................................................................................................................................................................. 3 8
Expenses before reductions .............................................................................................................................................. 7,125
Expense reductions .......................................................................................................................................................... (1,729)
Net expenses ................................................................................................................................................................................
5,396
Net investment income (loss) .......................................................................................................................................................
38,439
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (3,403)
Investments in affiliated funds ......................................................................................................................................... (4)
Futures contracts .............................................................................................................................................................. 772
Net realized gain (loss) ................................................................................................................................................................
(2,635)
Net change in unrealized appreciation (depreciation) on:
Investments   .................................................................................................................................................................... 145,130
Investments in affiliated funds ......................................................................................................................................... (5)
Futures contracts .............................................................................................................................................................. (1,864)
Net change in unrealized appreciation (depreciation) ................................................................................................................. 143,261
Net realized and unrealized gain (loss) ........................................................................................................................................ 140,626
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 179,065

Russell Investment Company
Tax-Exempt High Yield Bond Fund
See accompanying notes which are an integral part of the financial statements.
568 Tax-Exempt High Yield Bond Fund
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
April 30, 2024
(Unaudited)
Fiscal Year Ended
October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 38,439 $ 68,368
Net realized gain (loss) ....................................................................................................................... (2,635) (27,966)
Net change in unrealized appreciation (depreciation) ........................................................................ 143,261 2,870
Net increase (decrease) in net assets from operations .............................................................................. 179,065 43,272
Distributions
To shareholders
Class A .......................................................................................................................................... (209) (458)
Class C .......................................................................................................................................... (89) (189)
Class M ......................................................................................................................................... (10,711) (21,964)
Class S .......................................................................................................................................... (26,000) (47,894)
Net decrease in net assets from distributions ............................................................................................ (37,009) (70,505)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... 170,300 88,579
Total Net Increase (Decrease) in Net Assets ........................................................................
312,356 61,346
Net Assets
Beginning of period .................................................................................................................................. 1,585,012 1,523,666
End of period .............................................................................................................................................
$ 1,897,368 $ 1,585,012

Russell Investment Company
Tax-Exempt High Yield Bond Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 569
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2024 and October 31, 2023 were as follows:
2024 (Unaudited) 2023
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 169 $ 1,642 226 $ 2,140
Proceeds from reinvestment of distributions 22 209 48 457
Payments for shares redeemed (15 6 ) (1,513) (542) (5,202)
Net increase (decrease)
35 338 (268) (2,605)
Class C
Proceeds from shares sold 113 1,098 147 1,399
Proceeds from reinvestment of distributions 9 89 20 189
Payments for shares redeemed (110) (1,074) (207) (1,973)
Net increase (decrease)
12 113 (40) (385)
Class M
Proceeds from shares sold 7,898 76,806 17,206 165,047
Proceeds from reinvestment of distributions 1,113 10,690 2,293 21,918
Payments for shares redeemed (5,263) (50,828) (19,243) (184,003)
Net increase (decrease)
3,748 36,668 256 2,962
Class S
Proceeds from shares sold 27,010 258,924 43,273 413,741
Proceeds from reinvestment of distributions 2,701 25,965 5,005 47,854
Payments for shares redeemed (15,743) (151,708) (38,975) (372,988)
Net increase (decrease)
13,968 133,181 9,303 88,607
Total increase (decrease)
17,76 3 $ 170,300 9,251 $ 88,579

See accompanying notes which are an integral part of the financial statements.
570 Tax-Exempt High Yield Bond Fund
Russell Investment Company
Tax-Exempt High Yield Bond Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
April 30, 2024* 8.95 . 19 .7 8 .97 (.19) —
October 31, 2023 9.08 .36 (.11) .25 (.38) —
October 31, 2022 11.26 .29 (2.15) (1.86) (.32) —
October 31, 2021 10.69 .29 .61 .90 (.33) —
October 31, 2020 11.00 .27 (.23) .04 (.35) —
October 31, 2019 10.38 .39 .63 1.02 (.39) (.01)
Class C
April 30, 2024* 8.92 .1 5 .7 9 .94 (.15) —
October 31, 2023 9.05 .29 (.11) .18 (.31) —
October 31, 2022 11.24 .22 (2.17) (1.95) (.24) —
October 31, 2021 10.67 .20 .62 .82 (.25) —
October 31, 2020 10.98 .19 (.23) (.04) (.27) —
October 31, 2019 10.37 .31 .63 .94 (.32) (.01)
Class M
April 30, 2024* 8.95 .2 1 .7 8 .99 (.20) —
October 31, 2023 9.08 .40 (.12) .28 (.41) —
October 31, 2022 11.27 .33 (2.16) (1.83) (.36) —
October 31, 2021 10.70 .33 .60 .93 (.36) —
October 31, 2020 11.00 .31 (.22) .09 (.39) —
October 31, 2019 10.39 .42 .63 1.05 (.43) (.01)
Class S
April 30, 2024* 8.95 .2 0 .7 9 .99 (.20) —
October 31, 2023 9.08 .39 (.12) .27 (.40) —
October 31, 2022 11.28 .32 (2.17) (1.85) (.35) —
October 31, 2021 10.70 .32 .61 .93 (.35) —
October 31, 2020 11.00 .30 (.22) .08 (.38) —
October 31, 2019 10.39 .42 .62 1.04 (.42) (.01)

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 571
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(ǿ)(±)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
( ɯ )
%
Ratio of Expenses
to Average
Net Assets,
Net
(Ƃ) ( ɯ )
%
Ratio of Net
Investment Income
to Average
Net Assets
( Ƃ) ( ɯ )
%
Portfolio
Turnover Rate
( ǿ)
(.19) 9.73 10.84 10,823 1.03 .89 3.95 7
(.38) 8.95 2.52 9,631 1.04 .89 3.77 35
(.32) 9.08 (16.83) 12,202 1.04 .89 2.73 43
(.33) 11.26 8.45 21,752 1.05 .89 2.57 14
(.35) 10.69 .47 11,594 1.06 .89 2.55 40
(.40) 11.00 10.04 5,097 1.05 .88 3.67 35
(.15) 9.71 10.59 5,785 1.78 1.64 3.2 0 7
(.31) 8.92 1.77 5,214 1.79 1.64 3.03 35
(.24) 9.05 (17.56) 5,652 1.79 1.64 2.08 43
(.25) 11.24 7.69 6,804 1.80 1.64 1.81 14
(.27) 10.67 (.30) 3,961 1.80 1.64 1.81 40
(.33) 10.98 9.18 3,207 1.80 1.63 2.89 35
(.20) 9.74 11.14 541,673 .78 .54 4. 30 7
(.41) 8.95 2.88 464,352 .79 .54 4.13 35
(.36) 9.08 (16.59) 468,687 .79 .54 3.20 43
(.36) 11.27 8.81 472,832 .80 .54 2.92 14
(.39) 10.70 .89 204,017 .80 .54 2.90 40
(.44) 11.00 10.33 148,084 .81 .54 3.88 35
(.20) 9.74 11.11 1,339,087 .78 .61 4. 23 7
(.40) 8.95 2.81 1,105,815 .79 .61 4.07 35
(.35) 9.08 (16.73) 1,037,125 .79 .61 3.12 43
(.35) 11.28 8.80 1,104,233 .79 .63 2.84 14
(.38) 10.70 .79 921,426 .80 .64 2.81 40
(.43) 11.00 10.22 790,868 .80 .63 3.94 35

Russell Investment Company
Tax-Exempt High Yield Bond Fund
See accompanying notes which are an integral part of the financial statements.
572 Tax-Exempt High Yield Bond Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates as of April 30, 2024 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 20 2 4 with underlying f unds which are, or were, an affiliat-
ed company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2024, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 543,325
Administrative fees 74,671
Distribution fees 5,903
Shareholder servicing fees 1,204
Transfer agent fees 233,334
Trustee fees 10,773
$ 869,210
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 33,578 $ 359,373 $ 341,876 $ (4) $ (5) $ 51,066 $ 1,752 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 1,961,733,514 $ 61,696,920 $ (140,215,658) $ (78,518,738)

Tax-Exempt Bond Fund 573
Russell Investment Company
Tax-Exempt Bond Fund
Shareholder Expense Example — April 30, 2024 (Unaudited)
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2023 to April 30, 2024 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account
values and actual expenses. You may use the information in
this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account
during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and
expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2024 $ 1,061.10 $ 1,020.84
Expenses Paid During Period* $ 4.15 $ 4.07
* Expenses are equal to the Fund's annualized expense ratio of 0.81%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2024 $ 1,057.30 $ 1,017.30
Expenses Paid During Period* $ 7.78 $ 7.62
* Expenses are equal to the Fund's annualized expense ratio of 1.52%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2024 $ 1,062.80 $ 1,022.77
Expenses Paid During Period* $ 2.15 $ 2.11
* Expenses are equal to the Fund's annualized expense ratio of 0.42%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

574 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Shareholder Expense Example, continued — April 30, 2024 (Unaudited)
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2024 $ 1,062.80 $ 1,022.28
Expenses Paid During Period* $ 2.67 $ 2.61
* Expenses are equal to the Fund's annualized expense ratio of 0.52%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 575
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Municipal Bonds - 98.7%
Alabama - 2.6%
Alabama Community College System Board of Trustees Revenue Bonds (µ) 150 4.000 01/01/33 153
Alabama Community College System Board of Trustees Revenue Bonds (µ) 200 4.000 01/01/34 205
Alabama Community College System Board of Trustees Revenue Bonds (µ) 300 4.000 01/01/36 304
Alabama Community College System Board of Trustees Revenue Bonds (µ) 380 4.000 01/01/39 373
Alabama Federal Aid Highway Finance Authority Revenue Bonds 1,725 5.000 09/01/28 1,828
Alabama Housing Finance Authority Revenue Bonds (~)(Ê) 3,429 5.000 06/01/26 3,446
Bessemer Governmental Utility Services Corp. Revenue Bonds (µ) 1,000 5.000 06/01/31 1,044
Birmingham Airport Authority Revenue Bonds (µ) 1,000 4.000 07/01/37 1,009
Birmingham Airport Authority Revenue Bonds (µ) 700 4.000 07/01/39 699
Birmingham Airport Authority Revenue Bonds (µ) 600 4.000 07/01/40 593
Black Belt Energy Gas District Revenue Bonds 2,315 5.000 06/01/25 2,331
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 4,725 4.000 12/01/49 4,728
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 5,500 4.000 10/01/52 5,494
Black Belt Energy Gas District Revenue Bonds (SIFMA Municipal Swap Index +
0.350%)(ae)(Ê) 2,135 4.120 10/01/52 2,085
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 4,575 5.250 02/01/53 4,774
Black Belt Energy Gas District Revenue Bonds (SIFMA Municipal Swap Index +
0.650%)(ae)(Ê) 24,865 2.850 04/01/53 24,295
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 710 4.000 04/01/53 709
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 5,000 5.500 11/01/53 5,266
Black Belt Energy Gas District Revenue Bonds (~)(ae)(Ê) 2,360 5.250 12/01/53 2,520
Black Belt Energy Gas District Revenue Bonds (~)(Ê) 7,725 5.250 05/01/55 8,270
City of Birmingham Special Care Facilities Financing Authority Revenue Bonds 2,000 5.000 06/01/32 2,024
City of Gadsden General Obligation Unlimited (µ) 1,690 5.000 08/01/27 1,773
County of Jefferson Sewer Revenue Bonds 500 5.250 10/01/40 547
County of Jefferson Sewer Revenue Bonds 500 5.250 10/01/41 544
County of Jefferson Sewer Revenue Bonds 1,025 5.250 10/01/44 1,102
Energy Southeast A Cooperative District Revenue Bonds 250 5.000 12/01/26 253
Energy Southeast A Cooperative District Revenue Bonds 1,015 5.000 06/01/29 1,043
Energy Southeast A Cooperative District Revenue Bonds (~)(Ê) 9,990 5.250 06/01/32 10,565
Energy Southeast A Cooperative District Revenue Bonds (~)(ae)(Ê) 850 5.750 04/01/54 925
Health Care Authority for Baptist Health (The) Revenue Bonds 550 5.000 11/15/37 578
Houston County Health Care Authority Revenue Bonds 350 5.000 10/01/30 354
Mobile County Industrial Development Authority Revenue Bonds (~)(ae)(Ê) 700 3.780 06/01/34 696
Montgomery County Public Facilities Authority Revenue Bonds 690 4.000 03/01/38 692
Montgomery County Public Facilities Authority Revenue Bonds 420 4.000 03/01/39 417
Montgomery County Public Facilities Authority Revenue Bonds 400 4.000 03/01/41 389
Phoenix City Board of Education School Warrants Special Tax (µ) 2,140 4.000 08/01/39 2,111
Prichard Waterworks and Sewer Board Water Revenue Bonds 210 2.250 11/01/27 169
Prichard Waterworks and Sewer Board Water Revenue Bonds 550 2.375 11/01/28 421
Prichard Waterworks and Sewer Board Water Revenue Bonds 1,590 4.000 11/01/37 1,151
Prichard Waterworks and Sewer Board Water Revenue Bonds 1,670 4.000 11/01/38 1,189
Southeast Alabama Gas Supply District (The) Revenue Bonds (~)(Ê) 1,690 5.000 04/01/32 1,784
Southeast Alabama Gas Supply District Revenue Bonds 1,760 4.000 06/01/24 1,760
Southeast Energy Authority, A Cooperative District Revenue Bonds (~)(ae)(Ê) 10,200 5.500 01/01/53 10,799
Southeast Energy Authority, A Cooperative District Revenue Bonds (~)(ae)(Ê) 835 5.000 05/01/53 862
State of Alabama General Obligation Unlimited 5,000 3.000 08/01/26 4,890
Town of Pike Road General Obligation Limited 3,055 5.000 03/01/43 3,296

See accompanying notes which are an integral part of the financial statements.
576 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Town of Pike Road General Obligation Limited 7,875 5.000 03/01/48 8,371
Tuscaloosa County Industrial Development Authority Revenue Bonds (Þ) 777 4.500 05/01/32 775
Tuscaloosa County Industrial Development Authority Revenue Bonds (Þ) 250 5.250 05/01/44 250
University of Alabama (The) Revenue Bonds (ae) 4,050 4.000 07/01/30 4,050
University of South Alabama Revenue Bonds (µ) 1,000 5.000 10/01/31 1,044
University of South Alabama Revenue Bonds (µ) 715 5.000 10/01/32 747
University of South Alabama Revenue Bonds (µ) 325 5.000 10/01/36 338
University of West Alabama Revenue Bonds (µ) 300 4.000 01/01/33 304
University of West Alabama Revenue Bonds (µ) 330 4.000 01/01/34 335
University of West Alabama Revenue Bonds (µ) 430 4.000 01/01/35 436
University of West Alabama Revenue Bonds (µ) 450 4.000 01/01/36 456
University of West Alabama Revenue Bonds (µ) 250 4.000 01/01/38 247
University of West Alabama Revenue Bonds (µ) 230 4.000 01/01/39 226
West Jefferson Industrial Development Board Revenue Bonds (~)(Ê) 1,730 3.650 06/01/28 1,692
139,731
Alaska - 0.2%
Alaska Industrial Development & Export Authority Revenue Bonds 1,170 5.000 04/01/25 1,171
Alaska Industrial Development & Export Authority Revenue Bonds 785 5.000 06/01/28 784
Alaska Industrial Development & Export Authority Revenue Bonds 465 5.000 06/01/33 466
Alaska Municipal Bond Bank Authority Revenue Bonds 160 5.000 12/01/26 166
Alaska Municipal Bond Bank Authority Revenue Bonds 635 5.000 12/01/27 669
Alaska Municipal Bond Bank Authority Revenue Bonds 295 5.000 12/01/28 315
Alaska Municipal Bond Bank Authority Revenue Bonds 300 5.000 12/01/29 326
Alaska Municipal Bond Bank Authority Revenue Bonds 210 5.000 12/01/30 231
Alaska Municipal Bond Bank Authority Revenue Bonds 1,125 5.000 12/01/36 1,240
Alaska Municipal Bond Bank Authority Revenue Bonds 750 5.000 12/01/38 814
Alaska Municipal Bond Bank Authority Revenue Bonds 3,840 5.000 12/01/42 4,120
Alaska Municipal Bond Bank Authority Revenue Bonds 750 5.000 12/01/47 796
Municipality of Anchorage General Obligation Unlimited 1,000 4.000 09/01/41 998
12,096
Arizona - 1.8%
Arizona Health Facilities Authority Revenue Bonds (S&P Municipal Bond 7 Day
Intermediate Grade Index Rate + 0.810%)(Ê) 6,625 1.770 01/01/37 6,270
Arizona Health Facilities Authority Revenue Bonds (SIFMA Municipal Swap Index +
0.250%)(Ê) 3,750 4.230 01/01/46 3,708
Arizona Industrial Development Authority Revenue Bonds 250 2.650 07/01/26 239
Arizona Industrial Development Authority Revenue Bonds (~)(ae)(Ê) 13,050 5.000 01/01/27 13,313
Arizona Industrial Development Authority Revenue Bonds (Æ)(Ø) 490 5.000 05/01/27 294
Arizona Industrial Development Authority Revenue Bonds (Æ)(Ø) 270 5.000 05/01/28 162
Arizona Industrial Development Authority Revenue Bonds 1,180 5.000 11/01/28 1,251
Arizona Industrial Development Authority Revenue Bonds (Þ) 1,250 4.500 07/15/29 1,177
Arizona Industrial Development Authority Revenue Bonds 275 4.000 07/01/31 270
Arizona Industrial Development Authority Revenue Bonds (Þ) 240 3.000 12/15/31 213
Arizona Industrial Development Authority Revenue Bonds 1,000 5.000 11/01/32 1,072
Arizona Industrial Development Authority Revenue Bonds 1,100 5.000 11/01/35 1,170
Arizona Industrial Development Authority Revenue Bonds 1,050 5.000 11/01/37 1,104
Arizona Industrial Development Authority Revenue Bonds (Þ) 250 5.000 07/01/38 248
Arizona Industrial Development Authority Revenue Bonds 1,890 4.000 11/01/39 1,837
Arizona Industrial Development Authority Revenue Bonds 1,000 5.000 11/01/39 1,045
Arizona Industrial Development Authority Revenue Bonds 800 4.000 11/01/40 768

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 577
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Arizona Industrial Development Authority Revenue Bonds 225 4.000 07/01/41 202
Arizona Industrial Development Authority Revenue Bonds 1,500 4.000 07/01/42 1,290
Arizona Industrial Development Authority Revenue Bonds 120 5.000 01/01/43 78
Arizona Industrial Development Authority Revenue Bonds (~)(ae)(Ê) 5,880 5.000 10/01/44 5,983
Arizona Industrial Development Authority Revenue Bonds 225 5.000 11/01/44 232
Arizona Industrial Development Authority Revenue Bonds 500 4.500 01/01/49 281
Arizona Industrial Development Authority Revenue Bonds 275 5.000 01/01/54 164
Arizona Transportation Board Revenue Bonds 2,735 5.000 07/01/25 2,743
Arizona Water Infrastructure Finance Authority Revenue Bonds 1,500 5.000 10/01/26 1,508
Chandler Industrial Development Authority Revenue Bonds (~)(ae)(Ê) 1,650 3.800 12/01/35 1,658
City of Glendale Excise Tax Revenue Bonds 2,500 5.000 07/01/28 2,632
City of Glendale Excise Tax Revenue Bonds 2,025 5.000 07/01/32 2,127
City of Mesa Utility System Revenue Bonds (µ) 1,000 5.000 07/01/34 1,125
City of Mesa Utility System Revenue Bonds (µ) 1,025 5.000 07/01/41 1,110
City of Mesa Utility System Revenue Bonds 2,500 5.000 07/01/43 2,641
City of Phoenix Civic Improvement Corp. Revenue Bonds 1,750 5.000 07/01/39 1,953
City of Phoenix Civic Improvement Corp. Revenue Bonds 3,000 5.000 07/01/40 3,325
City of Phoenix Civic Improvement Corp. Revenue Bonds 275 5.000 07/01/45 283
Coconino County Pollution Control Corp. Revenue Bonds (~)(ae)(Ê) 1,000 3.750 03/01/39 989
County of Pinal Revenue Bonds 1,775 5.000 08/01/25 1,781
Entertainment Center Community Facilities District Revenue Bonds 2,933 4.000 07/01/37 2,918
Festival Ranch Community Facilities District General Obligation Unlimited (µ) 850 4.000 07/15/36 847
Industrial Development Authority of the County of Pima (The) Revenue Bonds (Þ) 1,000 5.125 11/15/29 1,007
Industrial Development Authority of the County of Pima (The) Revenue Bonds (Þ) 500 6.750 11/15/42 536
La Paz County Industrial Development Authority Revenue Bonds 50 4.000 02/15/41 42
Maricopa County Industrial Development Authority Revenue Bonds 850 5.000 09/01/30 900
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 100 3.000 07/01/31 91
Maricopa County Industrial Development Authority Revenue Bonds 1,000 5.000 09/01/31 1,057
Maricopa County Industrial Development Authority Revenue Bonds 925 5.000 09/01/32 977
Maricopa County Industrial Development Authority Revenue Bonds 800 5.000 09/01/33 844
Maricopa County Industrial Development Authority Revenue Bonds 5,000 5.000 01/01/35 5,168
Maricopa County Industrial Development Authority Revenue Bonds 610 4.000 01/01/41 597
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 515 4.000 07/01/41 434
Maricopa County Pollution Control Corp. Revenue Bonds (~)(ae)(Ê) 2,000 3.000 01/01/38 1,997
Maricopa County Unified School District No. 11-Peoria General Obligation Unlimited
(µ) 325 5.000 07/01/29 342
Maricopa County Unified School District No. 11-Peoria General Obligation Unlimited
(µ) 675 4.000 07/01/36 694
Maricopa County Unified School District No. 11-Peoria General Obligation Unlimited
(µ) 440 4.000 07/01/37 449
Maricopa County Unified School District No. 11-Peoria General Obligation Unlimited
(µ) 500 4.000 07/01/38 507
Maricopa County Unified School District No. 11-Peoria General Obligation Unlimited
(µ) 530 4.000 07/01/39 532
Maricopa County Unified School District No. 11-Peoria General Obligation Unlimited
(µ) 560 4.000 07/01/40 555
Pinal County Elementary School District No. 4 Casa Grande General Obligation
Unlimited (µ) 125 5.000 07/01/28 131
Pinal County Elementary School District No. 4 Casa Grande General Obligation
Unlimited (µ) 215 5.000 07/01/29 225
Pinal County Elementary School District No. 4 Casa Grande General Obligation
Unlimited (µ) 765 5.000 07/01/30 799

See accompanying notes which are an integral part of the financial statements.
578 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Salt River Project Agricultural Improvement & Power District Electrical System
Revenue Bonds 1,960 5.000 01/01/36 2,078
Salt River Project Agricultural Improvement & Power District Electrical System
Revenue Bonds 1,950 5.000 12/01/45 1,981
Salt Verde Financial Corp. Revenue Bonds 1,090 5.250 12/01/24 1,095
Salt Verde Financial Corp. Revenue Bonds 400 5.000 12/01/37 425
Student & Academic Services LLC Revenue Bonds (µ) 425 5.000 06/01/27 425
Student & Academic Services LLC Revenue Bonds (µ) 390 5.000 06/01/28 390
94,289
Arkansas - 0.3%
Arkansas Development Finance Authority Revenue Bonds 190 4.000 07/01/26 187
Arkansas Development Finance Authority Revenue Bonds 230 4.000 07/01/28 224
Arkansas Development Finance Authority Revenue Bonds 50 3.000 07/01/32 42
Arkansas Development Finance Authority Revenue Bonds 230 3.125 07/01/36 182
Batesville Public Facilities Board Revenue Bonds 140 5.000 06/01/24 140
Batesville Public Facilities Board Revenue Bonds 390 5.000 06/01/26 395
Batesville Public Facilities Board Revenue Bonds 230 5.000 06/01/27 235
City of Batesville Sales & Use Tax Revenue Bonds (µ) 1,355 5.000 02/01/39 1,426
City of Fort Smith Water & Sewer Revenue Bonds 3,500 5.000 10/01/31 3,732
City of Hot Springs Waterworks Revenue Bonds (µ) 600 4.000 10/01/36 601
City of Hot Springs Waterworks Revenue Bonds (µ) 350 4.000 10/01/37 350
Conway Health Facilities Board Revenue Bonds 500 5.000 08/01/28 510
County of Pulaski Revenue Bonds 1,000 5.000 03/01/29 1,031
County of Pulaski Revenue Bonds 1,000 5.000 03/01/41 1,068
Little Rock School District General Obligation Limited (µ) 3,640 2.000 02/01/36 2,797
Southern Arkansas University Revenue Bonds (µ) 1,005 4.000 03/01/33 1,005
Southern Arkansas University Revenue Bonds (µ) 860 4.000 03/01/36 860
University of Arkansas Revenue Bonds 1,000 5.000 11/01/47 1,027
University of Central Arkansas Revenue Bonds (µ) 400 3.250 11/01/33 377
University of Central Arkansas Revenue Bonds (µ) 325 5.000 11/01/36 336
16,525
California - 7.8%
Alameda Community Facilities District Special Tax 125 5.000 09/01/48 118
Banning Unified School District General Obligation Unlimited (µ) 500 5.000 08/01/28 520
Bay Area Toll Authority Revenue Bonds (SIFMA Municipal Swap Index + 0.300%)
(ae)(Ê) 1,750 4.070 04/01/56 1,714
Bay Area Toll Authority Revenue Bonds (SIFMA Municipal Swap Index + 0.410%)
(ae)(Ê) 1,200 4.180 04/01/56 1,172
Beaumont Financing Authority Special Tax 990 5.000 09/01/45 994
Brea Redevelopment Agency Tax Allocation 600 5.000 08/01/32 634
Brentwood Infrastructure Financing Authority Special Assessment (µ) 995 5.000 09/02/29 1,000
Brentwood Union School District General Obligation Unlimited 200 5.000 08/01/32 209
Brentwood Union School District General Obligation Unlimited 250 5.000 08/01/33 261
Calexico Unified School District General Obligation Unlimited (µ) 680 4.000 08/01/42 682
California Community Choice Financing Authority Revenue Bonds (~)(Ê) 1,250 4.000 08/01/31 1,235
California Community Choice Financing Authority Revenue Bonds (~)(ae)(Ê) 12,325 5.250 01/01/54 12,858
California Community Choice Financing Authority Revenue Bonds (~)(ae)(Ê) 275 5.000 02/01/54 290
California County Tobacco Securitization Agency Revenue Bonds 415 4.000 10/15/26 413
California County Tobacco Securitization Agency Revenue Bonds 15 4.000 06/01/49 15
California County Tobacco Securitization Agency Revenue Bonds 210 5.000 06/01/49 213
California County Tobacco Securitization Agency Revenue Bonds (~)(Ê) 11,285 1.500 08/01/52 11,285

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 579
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
California Educational Facilities Authority Revenue Bonds 200 5.000 10/01/27 212
California Educational Facilities Authority Revenue Bonds 445 5.000 10/01/32 473
California Educational Facilities Authority Revenue Bonds 800 5.000 10/01/35 848
California Health Facilities Financing Authority Revenue Bonds 1,265 5.000 02/01/27 1,327
California Health Facilities Financing Authority Revenue Bonds (~)(Ê) 1,000 5.000 10/01/27 1,032
California Health Facilities Financing Authority Revenue Bonds 1,350 5.000 02/01/28 1,413
California Health Facilities Financing Authority Revenue Bonds 365 5.000 08/15/32 379
California Health Facilities Financing Authority Revenue Bonds 600 5.000 08/15/33 623
California Health Facilities Financing Authority Revenue Bonds 1,600 5.000 08/15/35 1,658
California Health Facilities Financing Authority Revenue Bonds 250 5.000 08/15/42 255
California Health Facilities Financing Authority Revenue Bonds 5,000 5.000 11/15/42 5,543
California Health Facilities Financing Authority Revenue Bonds 1,620 5.000 10/01/44 1,622
California Health Facilities Financing Authority Revenue Bonds 850 5.000 08/15/47 861
California Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 332 5.000 11/01/26 340
California Infrastructure & Economic Development Bank Revenue Bonds 400 5.000 11/01/33 430
California Infrastructure & Economic Development Bank Revenue Bonds 675 4.000 05/01/39 671
California Infrastructure & Economic Development Bank Revenue Bonds 540 4.000 05/01/40 530
California Infrastructure & Economic Development Bank Revenue Bonds 225 5.000 05/15/40 227
California Infrastructure & Economic Development Bank Revenue Bonds 495 5.000 11/01/44 512
California Infrastructure & Economic Development Bank Revenue Bonds (~)(ae)(Ê) 2,750 1.200 12/01/50 2,416
California Municipal Finance Authority Certificate of Participation (µ) 1,200 5.250 11/01/35 1,352
California Municipal Finance Authority Revenue Bonds 100 5.000 10/01/25 101
California Municipal Finance Authority Revenue Bonds 690 5.000 08/15/27 733
California Municipal Finance Authority Revenue Bonds 100 5.000 10/01/27 104
California Municipal Finance Authority Revenue Bonds 75 2.750 11/15/27 74
California Municipal Finance Authority Revenue Bonds 150 5.000 10/01/28 157
California Municipal Finance Authority Revenue Bonds 590 4.000 11/15/28 592
California Municipal Finance Authority Revenue Bonds 225 5.000 10/01/29 236
California Municipal Finance Authority Revenue Bonds 10,100 5.000 05/15/30 10,669
California Municipal Finance Authority Revenue Bonds 350 5.000 01/01/31 374
California Municipal Finance Authority Revenue Bonds 75 4.000 07/01/31 73
California Municipal Finance Authority Revenue Bonds 800 5.000 08/15/32 850
California Municipal Finance Authority Revenue Bonds 100 5.000 10/01/33 104
California Municipal Finance Authority Revenue Bonds 1,200 5.000 08/15/34 1,271
California Municipal Finance Authority Revenue Bonds (Þ) 600 5.500 06/15/39 614
California Municipal Finance Authority Revenue Bonds 250 4.000 07/01/41 216
California Municipal Finance Authority Revenue Bonds 820 5.000 05/15/42 842
California Municipal Finance Authority Revenue Bonds 570 5.000 07/01/47 569
California Pollution Control Financing Authority Revenue Bonds (~)(ae)(Ê) 325 3.700 08/01/40 322
California Public Finance Authority Revenue Bonds 360 4.000 10/15/28 359
California Public Finance Authority Revenue Bonds 2,500 4.000 07/15/40 2,557
California Public Finance Authority Revenue Bonds (~)(Ê) 680 4.000 10/15/51 653
California School Finance Authority Revenue Bonds (Þ) 295 2.000 10/01/26 276
California School Finance Authority Revenue Bonds (Þ) 215 3.000 10/01/31 195
California School Finance Authority Revenue Bonds (Þ) 500 4.000 11/01/31 490
California School Finance Authority Revenue Bonds (Þ) 100 5.000 06/01/33 101
California School Finance Authority Revenue Bonds (Þ) 830 4.000 11/01/36 781
California School Finance Authority Revenue Bonds (Þ) 430 5.000 07/01/39 433

See accompanying notes which are an integral part of the financial statements.
580 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
California School Finance Authority Revenue Bonds (Þ) 545 5.000 07/01/40 541
California School Finance Authority Revenue Bonds (Þ) 1,000 5.000 08/01/42 1,001
California School Finance Authority Revenue Bonds (Þ) 125 5.000 08/01/46 123
California School Finance Authority Revenue Bonds (Þ) 100 4.000 10/01/46 82
California State Public Works Board Revenue Bonds 1,500 5.000 04/01/41 1,666
California State Public Works Board Revenue Bonds 2,040 5.000 04/01/43 2,244
California State Public Works Board Revenue Bonds 1,725 5.000 04/01/45 1,885
California State University Revenue Bonds 6,350 5.000 11/01/41 6,504
California Statewide Communities Development Authority Revenue Bonds (~)(Ê) 2,400 0.170 05/15/24 2,400
California Statewide Communities Development Authority Revenue Bonds 500 4.000 09/02/26 495
California Statewide Communities Development Authority Revenue Bonds 400 4.000 09/02/27 396
California Statewide Communities Development Authority Revenue Bonds (Þ) 2,125 3.500 11/01/27 2,061
California Statewide Communities Development Authority Revenue Bonds (Þ) 350 5.000 12/01/27 359
California Statewide Communities Development Authority Revenue Bonds 300 4.000 09/02/28 296
California Statewide Communities Development Authority Revenue Bonds 4,000 3.250 08/01/29 3,969
California Statewide Communities Development Authority Revenue Bonds 1,320 1.750 09/01/29 1,136
California Statewide Communities Development Authority Revenue Bonds 275 5.000 04/01/30 285
California Statewide Communities Development Authority Revenue Bonds 300 4.000 09/02/30 295
California Statewide Communities Development Authority Revenue Bonds 435 4.750 09/02/33 436
California Statewide Communities Development Authority Revenue Bonds 700 4.500 11/01/33 743
California Statewide Communities Development Authority Revenue Bonds (Þ) 3,125 6.125 11/01/33 3,130
California Statewide Communities Development Authority Revenue Bonds (µ) 2,250 4.000 05/15/36 2,295
California Statewide Communities Development Authority Revenue Bonds 425 3.000 04/01/37 381
California Statewide Communities Development Authority Revenue Bonds (µ) 3,590 4.000 05/15/37 3,633
California Statewide Communities Development Authority Revenue Bonds (µ) 2,800 4.000 05/15/38 2,815
California Statewide Communities Development Authority Revenue Bonds 625 4.000 09/01/41 583
California Statewide Communities Development Authority Revenue Bonds 1,825 5.000 04/01/47 1,851
California Statewide Communities Development Authority Special Tax 1,965 5.000 09/01/42 1,980
California Statewide Financing Authority Revenue Bonds 570 5.250 12/01/44 572
Chula Vista Community Facilities District Special Tax 880 4.000 09/01/36 871
Chula Vista Community Facilities District Special Tax 770 4.000 09/01/41 720
City & County of San Francisco Certificate of Participation 5,420 4.000 04/01/40 5,477
City & County of San Francisco Community Facilities District No. 2016-1 Special
Tax 125 4.000 09/01/41 115
City & County of San Francisco Infrastructure & Revitalization Fing District No. 1
Tax Allocation (Þ) 375 5.000 09/01/32 394
City & County of San Francisco Infrastructure & Revitalization Fing District No. 1
Tax Allocation (Þ) 375 5.000 09/01/37 382
City of Atwater Wastewater Revenue Bonds (µ) 240 5.000 05/01/43 248
City of Beaumont Special Tax 600 5.000 09/01/43 611
City of Beaumont Special Tax 650 5.000 09/01/44 661
City of Bell General Obligation Unlimited (µ) 500 3.375 08/01/33 488
City of Bell General Obligation Unlimited (µ) 500 3.375 08/01/34 487
City of Calimesa Special Tax 185 4.000 09/01/33 185
City of Clovis Wastewater Revenue Bonds (µ) 1,250 5.000 08/01/28 1,327
City of Fillmore Special Tax 920 5.000 09/01/38 949
City of Fillmore Special Tax 1,100 5.000 09/01/43 1,114
City of Lemoore Water Revenue Bonds (µ) 230 5.000 06/01/33 247
City of Lemoore Water Revenue Bonds (µ) 500 5.000 06/01/38 530
City of Lemoore Water Revenue Bonds (µ) 600 5.000 06/01/39 635

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 581
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Los Angeles Department of Airports Revenue Bonds 5,535 5.000 05/15/38 6,171
City of Los Angeles Department of Airports Revenue Bonds 7,630 4.000 05/15/39 7,832
City of Los Angeles Department of Airports Revenue Bonds 5,640 5.000 05/15/39 6,260
City of Los Angeles Department of Airports Revenue Bonds 12,945 4.000 05/15/40 13,224
City of Palm Desert Special Tax 25 4.000 09/01/30 25
City of Palm Desert Special Tax 25 4.000 09/01/33 25
City of Palm Desert Special Tax 25 4.000 09/01/36 24
City of Rocklin Special Tax (µ) 1,490 4.000 09/01/43 1,489
City of Roseville Special Tax 10 4.000 09/01/24 10
City of Roseville Special Tax 10 4.000 09/01/26 10
City of Roseville Special Tax 10 5.000 09/01/30 11
City of Roseville Special Tax 25 4.000 09/01/32 25
City of Roseville Special Tax 250 4.000 09/01/33 246
City of Roseville Special Tax 500 4.500 09/01/33 493
City of Roseville Special Tax 30 4.000 09/01/34 30
City of Roseville Special Tax 2,250 5.000 09/01/35 2,309
City of Roseville Special Tax 35 4.000 09/01/36 34
City of Roseville Special Tax 125 2.500 09/01/37 96
City of Roseville Special Tax 40 4.000 09/01/38 37
City of Roseville Special Tax 45 4.000 09/01/40 40
City of Roseville Special Tax 725 4.000 09/01/41 665
City of Roseville Special Tax 1,500 6.000 09/01/53 1,555
City of Sacramento North Natomas Community Facilities District No. 4 Revenue
Bonds (µ) 2,745 5.000 09/01/30 3,039
City of San Mateo Special Tax (µ) 2,930 5.250 09/01/35 3,299
Corona Community Facilities District Special Tax 100 5.000 09/01/30 107
Corona Community Facilities District Special Tax 100 5.000 09/01/31 107
Corona Community Facilities District Special Tax 180 5.250 09/01/33 196
Corona-Norco Unified School District General Obligation Unlimited 3,380 4.000 08/01/39 3,418
County of Los Angeles California Community Facilities District No. 2021-01 Special
Tax 100 5.000 09/01/28 105
County of Los Angeles California Community Facilities District No. 2021-01 Special
Tax 275 5.000 09/01/33 294
County of Los Angeles California Community Facilities District No. 2021-01 Special
Tax 500 5.000 09/01/35 532
County of Los Angeles California Community Facilities District No. 2021-01 Special
Tax 600 5.000 09/01/37 625
County of Los Angeles California Community Facilities District No. 2021-01 Special
Tax 400 5.000 09/01/47 401
Desert Hot Springs Redevelopment Agency Successor Agency Tax Allocation (µ) 1,105 5.000 09/01/28 1,163
Desert Hot Springs Redevelopment Agency Successor Agency Tax Allocation (µ) 400 5.000 09/01/29 421
Desert Hot Springs Redevelopment Agency Successor Agency Tax Allocation (µ) 775 5.000 09/01/32 816
Dinuba Redevelopment Agency Tax Allocation (µ) 590 5.000 09/01/33 594
Dixon Unified School District General Obligation Unlimited (µ) 110 5.000 08/01/34 121
Dublin Community Facilities District Improvement Area No. 1 Special Tax 2,285 5.000 09/01/37 2,352
Fontana Unified School District General Obligation Unlimited (µ) 1,500 2.375 08/01/44 1,016
Golden State Tobacco Securitization Corp. Revenue Bonds 3,690 5.000 06/01/28 3,909
Golden State Tobacco Securitization Corp. Revenue Bonds 750 5.000 06/01/33 812
Golden State Tobacco Securitization Corp. Revenue Bonds 2,300 5.000 06/01/34 2,489
Golden State Tobacco Securitization Corp. Revenue Bonds 1,150 5.000 06/01/45 1,171
Grossmont-Cuyamaca Community College District General Obligation Unlimited 425 5.000 08/01/34 462

See accompanying notes which are an integral part of the financial statements.
582 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Grossmont-Cuyamaca Community College District General Obligation Unlimited 1,000 5.000 08/01/36 1,079
Hayward Unified School District General Obligation Unlimited (µ) 2,000 4.000 08/01/42 1,998
Hercules Redevelopment Agency Successor Agency Tax Allocation (µ) 2,050 5.000 08/01/37 2,256
Hercules Redevelopment Agency Successor Agency Tax Allocation (µ) 635 5.000 08/01/42 681
Hollister Joint Powers Financing Authority Wastewater Revenue Bonds (µ) 1,000 5.000 06/01/36 1,035
Indio Redevelopment Agency Successor Agency Tax Allocation (µ) 760 5.000 08/15/29 817
Indio Redevelopment Agency Successor Agency Tax Allocation (µ) 410 5.000 08/15/30 441
Indio Redevelopment Agency Successor Agency Tax Allocation (µ) 1,845 5.000 08/15/31 1,988
Indio Redevelopment Agency Successor Agency Tax Allocation (µ) 1,625 5.000 08/15/32 1,752
Indio Redevelopment Agency Successor Agency Tax Allocation (µ) 1,100 5.000 08/15/33 1,185
Inglewood Redevelopment Agency Successor Agency Tax Allocation (µ) 1,000 5.000 05/01/33 1,048
Inglewood Unified School District General Obligation Unlimited (µ) 290 5.000 08/01/31 302
Inglewood Unified School District General Obligation Unlimited (µ) 345 5.000 08/01/32 359
Inglewood Unified School District General Obligation Unlimited (µ) 500 5.000 08/01/33 519
Irvine Facilities Financing Authority Revenue Bonds 1,850 5.250 05/01/48 1,895
Irvine Unified School District Special Tax 60 5.000 09/01/30 65
Irvine Unified School District Special Tax 60 5.000 09/01/34 64
Irvine Unified School District Special Tax 75 5.000 09/01/36 80
Kern Community College District General Obligation Unlimited 1,000 5.250 08/01/35 1,184
Lake Elsinore School Financing Authority Special Tax (µ) 750 5.000 10/01/34 820
Lake Elsinore School Financing Authority Special Tax (µ) 1,490 5.000 10/01/35 1,623
Lancaster Redevelopment Agency Successor Agency Tax Allocation (µ) 1,380 5.000 08/01/33 1,439
Long Beach Bond Finance Authority Revenue Bonds 1,000 5.000 11/15/24 1,002
Long Beach Unified School District General Obligation Unlimited 6,620 3.000 08/01/33 6,231
Los Angeles County Development Authority Revenue Bonds (~)(ae)(Ê) 630 3.750 12/01/46 622
Los Angeles County Metropolitan Transportation Authority Revenue Bonds 1,200 5.000 07/01/38 1,260
Los Angeles Unified School District General Obligation Unlimited 2,135 5.000 07/01/25 2,174
Los Angeles Unified School District General Obligation Unlimited 675 5.000 07/01/26 700
Los Angeles Unified School District General Obligation Unlimited 1,355 5.000 07/01/27 1,433
Los Angeles Unified School District General Obligation Unlimited 2,440 5.000 07/01/34 2,879
Lynwood Unified School District General Obligation Unlimited (µ) 565 2.769 08/01/31 433
Lynwood Unified School District General Obligation Unlimited (µ) 500 2.943 08/01/32 368
Lynwood Unified School District General Obligation Unlimited (µ) 685 3.113 08/01/33 484
Lynwood Unified School District General Obligation Unlimited (µ) 630 3.256 08/01/34 426
Lynwood Unified School District General Obligation Unlimited (µ) 785 3.381 08/01/35 506
Lynwood Unified School District General Obligation Unlimited (µ) 990 3.478 08/01/36 604
Lynwood Utility Authority Revenue Bonds (µ) 465 5.000 06/01/32 492
Madera Development Agency Successor Agency Tax Allocation 2,305 5.000 09/01/36 2,465
Madera Unified School District General Obligation Unlimited 1,250 4.000 08/01/44 1,239
Menifee Union School District Special Tax 150 5.000 09/01/42 152
Metropolitan Water District of Southern California Revenue Bonds (SIFMA
Municipal Swap Index + 0.140%)(ae)(Ê) 6,650 0.210 07/01/37 6,649
Modesto Irrigation District Revenue Bonds (CME Term SOFR 3 Month + 0.630%)
(µ)(Ê) 2,500 0.744 09/01/37 2,357
Napa Valley Community College District General Obligation Unlimited 4,000
Zero
coupon 08/01/31 4,058
Northern California Energy Authority Revenue Bonds (~)(Ê) 4,295 5.000 12/01/54 4,547
Oxnard Financing Authority Revenue Bonds (µ) 775 5.000 06/01/34 775
Oxnard School District General Obligation Unlimited (µ) 810 5.250 08/01/28 833
Palmdale Water District Public Financing Authority Revenue Bonds (µ) 350 5.000 10/01/29 371

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 583
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Palmdale Water District Public Financing Authority Revenue Bonds (µ) 185 5.000 10/01/30 196
Palmdale Water District Public Financing Authority Revenue Bonds (µ) 390 5.000 10/01/31 413
Palmdale Water District Public Financing Authority Revenue Bonds (µ) 405 5.000 10/01/32 429
Palomar Health General Obligation Unlimited 2,230 5.000 08/01/29 2,256
Paramount Unified School District General Obligation Unlimited (µ) 1,355 2.845 08/01/34 936
Reef-Sunset Unified School District General Obligation Unlimited (µ) 665 5.000 08/01/38 694
Rio Vista Public Financing Authority Special Tax 275 5.000 09/01/27 288
Rio Vista Public Financing Authority Special Tax 235 5.000 09/01/29 247
River Islands Public Financing Authority Special Tax (µ) 555 4.000 09/01/37 567
River Islands Public Financing Authority Special Tax 125 4.000 09/01/41 113
Riverside County Public Financing Authority Tax Allocation (µ) 2,270 5.000 10/01/27 2,323
Riverside County Public Financing Authority Tax Allocation (µ) 1,000 5.000 10/01/28 1,024
Riverside County Public Financing Authority Tax Allocation (µ) 1,150 5.000 10/01/30 1,177
Riverside County Redevelopment Successor Agency Tax Allocation (µ) 490
Zero
coupon 10/01/28 511
Riverside County Redevelopment Successor Agency Tax Allocation (µ) 1,010
Zero
coupon 10/01/37 1,049
Riverside County Transportation Commission Revenue Bonds 310 4.000 06/01/37 317
Riverside County Transportation Commission Revenue Bonds 410 4.000 06/01/38 417
Riverside County Transportation Commission Revenue Bonds 530 4.000 06/01/39 536
Riverside County Transportation Commission Revenue Bonds 245 4.000 06/01/40 246
Riverside Unified School District Special Tax 25 4.000 09/01/27 25
Riverside Unified School District Special Tax 30 4.000 09/01/28 30
Riverside Unified School District Special Tax 30 4.000 09/01/29 30
Riverside Unified School District Special Tax 30 4.000 09/01/30 30
Romoland School District Special Tax 250 5.000 09/01/38 261
Root Creek Water District Community Facilities District No. 2016-1 Impt Area No. 2
Special Tax 2,690 5.000 09/01/43 2,721
Sacramento Airport System Revenue Bonds 4,700 5.000 07/01/41 4,788
Sacramento County Water Financing Authority Revenue Bonds (CME Term SOFR 3
Month + 0.550%)(µ)(Ê) 1,800 0.785 06/01/34 1,720
Salinas City Elementary School District General Obligation Unlimited (µ) 2,950 3.622 07/01/34 1,959
Salinas City Elementary School District General Obligation Unlimited (µ) 1,885 3.775 07/01/36 1,143
Salinas City Elementary School District General Obligation Unlimited (µ) 3,180 3.835 07/01/37 1,844
San Diego Community College District General Obligation Unlimited (ae) 2,000 5.000 08/01/41 2,085
San Diego County Regional Airport Authority Revenue Bonds 320 5.000 07/01/30 361
San Diego Unified School District General Obligation Unlimited 1,000 6.625 07/01/41 947
San Francisco City & County Airport Comm-San Francisco International Airport
Revenue Bonds 3,000 5.250 05/01/48 3,310
San Francisco City & County Airports Commission International Airport Revenue
Bonds 10,000 5.000 05/01/43 11,009
San Jacinto Unified School District Financing Authority Special Tax 100 5.000 09/01/36 103
San Joaquin Hills Transportation Corridor Agency Revenue Bonds 5,140 5.250 01/15/49 5,170
San Leandro Unified School District General Obligation Unlimited (µ) 430 5.000 08/01/34 457
San Ysidro School District Certificate of Participation (µ) 1,175 5.000 09/01/28 1,205
Sanger Unified School District General Obligation Unlimited (µ) 525 5.000 08/01/31 557
Sanger Unified School District General Obligation Unlimited (µ) 780 5.000 08/01/33 827
Sanger Unified School District General Obligation Unlimited (µ) 1,275 5.000 08/01/34 1,351
Santa Ana College Improvement District #1 Rancho Santiago Community College
District General Obligation Unlimited 500 4.000 08/01/31 512
Santa Ana Unified School District Certificate of Participation (µ) 1,000 5.000 04/01/29 1,069
Santa Ana Unified School District Certificate of Participation (µ) 830 5.000 04/01/31 888

See accompanying notes which are an integral part of the financial statements.
584 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Santa Ana Unified School District Certificate of Participation (µ) 650 5.000 04/01/32 696
Santa Ana Unified School District Certificate of Participation (µ) 1,360 5.000 04/01/33 1,456
Santa Ana Unified School District Certificate of Participation (µ) 1,425 5.000 04/01/34 1,530
Santa Ana Unified School District Certificate of Participation (µ) 1,500 5.000 04/01/35 1,608
Santa Ana Unified School District Certificate of Participation (µ) 2,120 5.000 04/01/36 2,267
Santa Rosa High School District General Obligation Unlimited (µ) 1,100 5.000 08/01/35 1,145
South Orange County Public Financing Authority Special Assessment 1,500 5.000 08/15/28 1,578
South Orange County Public Financing Authority Special Assessment (µ) 700 5.000 08/15/30 754
South Orange County Public Financing Authority Special Assessment (µ) 385 5.000 08/15/31 413
Southern California Public Power Authority Revenue Bonds (~)(Ê) 9,765 4.200 07/01/35 9,765
State of California Department of Water Resources Revenue Bonds 1,500 5.000 12/01/25 1,544
State of California General Obligation Unlimited 7,360 4.000 10/01/24 7,373
State of California General Obligation Unlimited 5,000 5.000 04/01/25 5,070
State of California General Obligation Unlimited 2,575 5.000 10/01/27 2,652
State of California General Obligation Unlimited 3,080 4.000 09/01/43 3,071
State of California General Obligation Unlimited 270 5.000 04/01/49 283
Stockton Community Facilities District Special Tax 55 2.000 09/01/24 55
Stockton Community Facilities District Special Tax 60 2.250 09/01/26 56
Stockton Community Facilities District Special Tax 60 2.375 09/01/28 55
Stockton Community Facilities District Special Tax 70 2.750 09/01/31 63
Stockton Community Facilities District Special Tax 70 3.000 09/01/33 63
Stockton Community Facilities District Special Tax 75 3.000 09/01/34 67
Stockton Community Facilities District Special Tax 50 3.000 09/01/35 44
Stockton Community Facilities District Special Tax 155 3.125 09/01/37 132
Stockton Community Facilities District Special Tax 130 3.125 09/01/39 106
Stockton Community Facilities District Special Tax 155 3.250 09/01/41 124
Stockton Community Facilities District Special Tax 800 5.000 09/01/44 797
Stockton Community Facilities District Special Tax 525 5.000 09/01/49 515
Stockton Public Financing Authority Water Revenue Bonds (µ) 1,565 5.000 10/01/30 1,692
Tobacco Settlement Financing Corp. Revenue Bonds 130 5.000 06/01/28 138
Tobacco Settlement Financing Corp. Revenue Bonds 500 5.000 06/01/35 539
Tobacco Settlement Financing Corp. Revenue Bonds 175 4.000 06/01/49 174
Town of Tiburon Special Assessment 75 2.375 09/02/41 50
Town of Tiburon Special Assessment 150 2.500 09/02/46 94
Transbay Joint Powers Authority Tax Allocation 205 5.000 10/01/35 214
Transbay Joint Powers Authority Tax Allocation 685 5.000 10/01/36 712
Transbay Joint Powers Authority Tax Allocation 120 5.000 10/01/38 123
Transbay Joint Powers Authority Tax Allocation 250 5.000 10/01/39 256
Transbay Joint Powers Authority Tax Allocation 120 5.000 10/01/40 122
University of California Revenue Bonds 13,295 5.500 05/15/40 15,441
University of California Revenue Bonds 2,650 5.000 05/15/41 2,715
University of California Revenue Bonds (~)(Ê) 11,000 4.000 05/15/48 11,000
Vista Unified School District General Obligation Unlimited (µ) 3,455 5.250 08/01/41 3,905
Washington Township Health Care District Revenue Bonds 875 5.750 07/01/48 944
Watereuse Finance Authority Revenue Bonds 1,230 5.500 05/01/36 1,230
414,203
Colorado - 2.3%
Adams 12 Five Star Schools General Obligation Unlimited 3,500 5.000 12/15/30 3,635
Arapahoe County School District No. 5 Cherry Creek General Obligation Unlimited 2,250 2.300 12/15/28 2,074

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 585
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Arapahoe County School District No. 6 Littleton General Obligation Unlimited 1,500 5.500 12/01/43 1,608
Arkansas River Power Authority Revenue Bonds 1,000 5.000 10/01/27 1,019
Arkansas River Power Authority Revenue Bonds 1,200 5.000 10/01/28 1,234
Arkansas River Power Authority Revenue Bonds 1,005 5.000 10/01/29 1,036
Arkansas River Power Authority Revenue Bonds 1,000 5.000 10/01/30 1,031
Arkansas River Power Authority Revenue Bonds 750 5.000 10/01/31 773
Arkansas River Power Authority Revenue Bonds 2,660 5.000 10/01/38 2,709
BNC Metropolitan District No. 1 General Obligation Limited (µ) 360 5.000 12/01/32 377
Boulder Larimer & Weld Counties St Vrain Valley School District General Obligation
Unlimited 2,195 5.000 12/15/35 2,293
Boulder Larimer & Weld Counties St Vrain Valley School District General Obligation
Unlimited 1,500 5.000 12/15/36 1,567
Brighton Crossing Metropolitan District No. 4 General Obligation Unlimited 329 4.000 12/01/27 319
Buffalo Ridge Metropolitan District General Obligation Unlimited (µ) 1,000 5.000 12/01/35 1,080
City & County of Denver Airport System Revenue Bonds 1,350 5.000 11/15/38 1,503
City & County of Denver Airport System Revenue Bonds 1,200 5.000 11/15/39 1,329
City & County of Denver Airport System Revenue Bonds 900 5.000 11/15/40 991
City & County of Denver Airport System Revenue Bonds 1,215 5.000 11/15/41 1,332
City & County of Denver Airport System Revenue Bonds 1,190 5.000 11/15/42 1,299
City & County of Denver Dedicated Excise Tax Revenue Bonds 2,580 5.000 08/01/44 2,614
City of Boulder Water & Sewer Revenue Bonds 4,250 4.000 12/01/42 4,215
City of Grand Junction Revenue Bonds 1,000 4.000 03/01/39 1,007
Colorado Bridge & Tunnel Enterprise Revenue Bonds (µ) 800 5.000 12/01/41 875
Colorado Bridge & Tunnel Enterprise Revenue Bonds (µ) 1,000 5.000 12/01/42 1,089
Colorado Bridge & Tunnel Enterprise Revenue Bonds (µ) 1,500 5.000 12/01/43 1,625
Colorado Bridge & Tunnel Enterprise Revenue Bonds (µ) 1,660 5.250 12/01/49 1,812
Colorado Educational & Cultural Facilities Authority Revenue Bonds 70 4.000 05/01/29 68
Colorado Educational & Cultural Facilities Authority Revenue Bonds 605 4.000 06/01/29 606
Colorado Educational & Cultural Facilities Authority Revenue Bonds 60 4.000 05/01/30 58
Colorado Educational & Cultural Facilities Authority Revenue Bonds 1,000 5.000 08/15/30 1,003
Colorado Educational & Cultural Facilities Authority Revenue Bonds 325 4.000 06/01/31 325
Colorado Educational & Cultural Facilities Authority Revenue Bonds 850 5.000 12/01/31 855
Colorado Educational & Cultural Facilities Authority Revenue Bonds 100 4.000 05/01/36 92
Colorado Educational & Cultural Facilities Authority Revenue Bonds 25 4.000 05/01/41 21
Colorado Educational & Cultural Facilities Authority Revenue Bonds 335 4.000 10/01/46 268
Colorado Educational & Cultural Facilities Authority Revenue Bonds 75 5.000 06/01/49 75
Colorado Educational & Cultural Facilities Authority Revenue Bonds 75 5.000 06/01/54 74
Colorado Health Facilities Authority Revenue Bonds 1,150
Zero
coupon 07/15/24 1,140
Colorado Health Facilities Authority Revenue Bonds 1,725 5.000 11/01/25 1,756
Colorado Health Facilities Authority Revenue Bonds 750 2.125 05/15/28 710
Colorado Health Facilities Authority Revenue Bonds (µ) 3,150 5.000 08/01/32 3,399
Colorado Health Facilities Authority Revenue Bonds (µ) 1,950 5.000 08/01/33 2,104
Colorado Health Facilities Authority Revenue Bonds 1,500 5.000 08/01/34 1,608
Colorado Health Facilities Authority Revenue Bonds 855 5.000 08/01/35 913
Colorado Health Facilities Authority Revenue Bonds (µ) 5,885 5.000 08/01/35 6,331
Colorado Health Facilities Authority Revenue Bonds 1,000 4.000 01/01/37 1,011
Colorado Health Facilities Authority Revenue Bonds 360 5.000 08/01/38 377
Colorado Health Facilities Authority Revenue Bonds 1,100 5.250 11/01/38 1,202
Colorado Health Facilities Authority Revenue Bonds 1,000 5.000 08/01/39 1,044

See accompanying notes which are an integral part of the financial statements.
586 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Colorado Health Facilities Authority Revenue Bonds 1,000 5.250 11/01/39 1,092
Colorado Health Facilities Authority Revenue Bonds 2,975 5.000 12/01/39 3,279
Colorado Health Facilities Authority Revenue Bonds 1,100 5.500 11/01/47 1,198
Colorado Health Facilities Authority Revenue Bonds (µ) 850 4.000 08/01/49 802
Colorado Health Facilities Authority Revenue Bonds (~)(ae)(Ê) 4,785 5.000 08/01/49 4,838
Colorado Housing & Finance Authority Revenue Bonds 1,060 4.250 11/01/49 1,053
Colorado Housing and Finance Authority Revenue Bonds (~)(Ê) 455 3.500 11/01/26 451
Colorado Mesa University Revenue Bonds 2,260 5.000 05/15/31 2,457
Crystal Valley Metropolitan District No. 2 General Obligation Limited (µ) 750 4.000 12/01/37 763
Crystal Valley Metropolitan District No. 2 General Obligation Limited (µ) 1,200 4.000 12/01/38 1,212
Denver Health & Hospital Authority Revenue Bonds 1,465 5.000 12/01/30 1,514
Denver Health & Hospital Authority Revenue Bonds 620 5.000 12/01/31 640
Denver Health & Hospital Authority Revenue Bonds 450 5.000 12/01/33 464
Denver Urban Renewal Authority Tax Allocation (Þ) 1,175 5.250 12/01/39 1,181
E-470 Public Highway Authority Revenue Bonds (µ) 3,865
Zero
coupon 09/01/27 3,425
E-470 Public Highway Authority Revenue Bonds 1,000 5.000 09/01/28 1,069
E-470 Public Highway Authority Revenue Bonds (µ) 1,620
Zero
coupon 09/01/30 1,291
E-470 Public Highway Authority Revenue Bonds 155 5.000 09/01/34 172
Fiddlers Business Improvement District General Obligation Unlimited (Þ) 1,250 5.000 12/01/32 1,280
Glen Metropolitan District No. 2 General Obligation Unlimited 1,320 5.000 12/01/47 1,232
Grand River Hospital District General Obligation Unlimited (µ) 1,000 5.250 12/01/34 1,053
Grand River Hospital District General Obligation Unlimited (µ) 500 5.250 12/01/35 525
Grand River Hospital District General Obligation Unlimited (µ) 2,555 5.250 12/01/37 2,646
Lakes at Centerra Metropolitan District No. 2 General Obligation Limited (µ) 1,050 4.000 12/01/43 1,015
Morgan Hill Metropolitan District No. 3 General Obligation Limited 485 3.000 12/01/31 405
Park Creek Metropolitan District Revenue Bonds 1,000 5.000 12/01/26 1,018
Park Creek Metropolitan District Revenue Bonds (µ) 1,150 5.000 12/01/28 1,185
Park Creek Metropolitan District Revenue Bonds 365 5.000 12/01/34 370
Park Creek Metropolitan District Revenue Bonds 500 5.000 12/01/37 503
Poudre Tech Metropolitan District General Obligation Unlimited (µ) 1,435 4.000 12/01/34 1,470
Prairie Center Metropolitan District No. 3 Revenue Bonds (Þ) 1,500 5.000 12/15/41 1,485
Public Authority for Colorado Energy Revenue Bonds 1,000 6.250 11/15/28 1,052
Regional Transportation District Revenue Bonds 500 5.000 01/15/28 523
Regional Transportation District Revenue Bonds 1,465 4.000 07/15/35 1,483
Regional Transportation District Revenue Bonds 750 4.000 07/15/36 756
Regional Transportation District Revenue Bonds 1,150 3.000 07/15/37 994
Sierra Ridge Metropolitan District No. 2 General Obligation Limited (µ) 1,040 4.000 12/01/42 996
St. Vrain Lakes Metropolitan District No. 2 General Obligation Unlimited 500 5.000 12/01/37 492
State of Colorado Certificate of Participation 2,300 6.000 12/15/38 2,747
State of Colorado Certificate of Participation 2,000 6.000 12/15/41 2,351
Sterling Ranch Community Authority Board Revenue Bonds 500 3.375 12/01/30 465
Vauxmont Metropolitan District General Obligation Limited (µ) 125 5.000 12/15/29 130
Vauxmont Metropolitan District General Obligation Limited (µ) 125 5.000 12/15/30 130
VDW Metropolitan District No 2 General Obligation Limited (µ) 885 4.000 12/01/45 810
Village at Dry Creek Metropolitan District No. 2 General Obligation Limited (The) 500 4.375 12/01/44 466
Weld County School District No. RE-4 General Obligation Unlimited 1,000 5.000 12/01/42 1,095

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 587
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Wilkes-Barre Finance Authority Revenue Bonds (µ) 1,000 4.250 12/01/44 989
122,053
Connecticut - 2.0%
City of Bridgeport General Obligation Unlimited 1,345 5.000 08/15/27 1,409
City of Bridgeport General Obligation Unlimited (µ) 965 5.000 07/01/29 967
City of Bridgeport General Obligation Unlimited 1,640 5.000 11/01/33 1,724
City of Bridgeport General Obligation Unlimited 700 5.000 11/01/34 735
City of Bridgeport General Obligation Unlimited 1,310 5.000 09/01/39 1,403
City of Bridgeport General Obligation Unlimited 690 4.000 09/01/41 675
City of Danbury General Obligations Unlimited (Þ) 6,105 5.000 09/24/24 6,126
City of Hartford General Obligation Unlimited (µ) 250 5.000 07/01/25 254
City of Hartford General Obligation Unlimited (µ) 2,205 5.000 07/01/31 2,247
City of Hartford General Obligation Unlimited (µ) 370 4.000 07/15/33 371
City of Hartford General Obligation Unlimited (µ) 180 4.000 07/01/34 181
City of New Haven General Obligation Unlimited 600 5.000 08/01/26 612
City of New Haven General Obligation Unlimited (µ) 600 5.000 02/01/27 622
City of New Haven General Obligation Unlimited 450 5.000 08/01/27 465
City of New Haven General Obligation Unlimited 125 5.500 08/01/29 134
City of New Haven General Obligation Unlimited 500 5.500 08/01/30 536
City of New Haven General Obligation Unlimited (µ) 1,915 5.000 09/01/30 1,950
City of New Haven General Obligation Unlimited 200 5.500 08/01/32 214
City of New Haven General Obligation Unlimited 100 5.500 08/01/33 107
City of New Haven General Obligation Unlimited 1,000 4.000 08/01/37 986
City of New Haven General Obligation Unlimited (µ) 1,900 5.250 08/01/43 2,062
City of West Haven General Obligation Unlimited 400 5.000 11/01/24 402
City of West Haven General Obligation Unlimited 400 5.000 11/01/25 407
City of West Haven General Obligation Unlimited 525 5.000 11/01/26 540
City of West Haven General Obligation Unlimited 435 5.000 11/01/27 453
Connecticut State Health & Educational Facilities Authority Revenue Bonds 600 5.000 07/01/24 600
Connecticut State Health & Educational Facilities Authority Revenue Bonds 1,000 5.000 07/01/26 1,004
Connecticut State Health & Educational Facilities Authority Revenue Bonds (~)(ae)
(Ê) 1,830 5.000 01/01/27 1,876
Connecticut State Health & Educational Facilities Authority Revenue Bonds (Þ) 100 5.000 01/01/30 97
Connecticut State Health & Educational Facilities Authority Revenue Bonds (~)(ae)
(Ê) 2,650 1.100 07/01/33 2,583
Connecticut State Health & Educational Facilities Authority Revenue Bonds (~)(ae)
(Ê) 1,025 5.000 07/01/40 1,096
Connecticut State Health & Educational Facilities Authority Revenue Bonds 500 4.000 07/01/41 413
Connecticut State Health & Educational Facilities Authority Revenue Bonds (~)(Ê) 9,000 0.780 07/01/42 9,000
Connecticut State Health & Educational Facilities Authority Revenue Bonds (~)(ae)
(Ê) 5,000 2.800 07/01/48 4,894
Connecticut State Health & Educational Facilities Authority Revenue Bonds (~)(ae)
(Ê) 400 1.800 07/01/49 398
Connecticut State Health & Educational Facilities Authority Revenue Bonds (~)(Ê) 1,315 2.950 07/01/49 1,291
County of Harris Revenue Bonds (µ) 2,000 5.000 12/01/25 2,049
County of Harris Revenue Bonds (µ) 1,765 5.000 12/01/26 1,844
Metropolitan District General Obligation Unlimited (µ) 630 5.000 11/01/30 657
South Central Connecticut Regional Water Authority Revenue Bonds 3,935 4.000 08/01/38 3,956
State of Connecticut Clean Water Fund - State Revolving Fund Revenue Bonds 4,000 5.000 02/01/33 4,376
State of Connecticut General Obligation Unlimited 1,060 5.000 06/15/27 1,117
State of Connecticut General Obligation Unlimited 9,860 5.000 04/15/28 10,562

See accompanying notes which are an integral part of the financial statements.
588 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
State of Connecticut General Obligation Unlimited 245 5.000 06/15/28 263
State of Connecticut General Obligation Unlimited 5,500 5.000 03/15/29 5,661
State of Connecticut General Obligation Unlimited 275 5.000 06/15/29 295
State of Connecticut General Obligation Unlimited 1,000 5.000 04/15/34 1,085
State of Connecticut General Obligation Unlimited 4,975 4.000 04/15/37 5,026
State of Connecticut Special Tax Revenue Bonds 1,275 4.000 05/01/36 1,316
State of Connecticut Special Tax Revenue Bonds 2,500 4.000 05/01/40 2,520
State of Connecticut Special Tax Revenue Bonds 3,000 5.250 07/01/40 3,378
State of Connecticut Special Tax Revenue Bonds 3,200 4.000 11/01/40 3,226
Town of Hamden General Obligation Unlimited (µ) 400 5.000 08/15/29 424
Town of North Branford General Obligation Unlimited 4,860 5.000 08/02/24 4,870
Town of Stratford General Obligation Unlimited (µ) 1,970 4.000 01/01/38 1,975
University of Connecticut Revenue Bonds (µ) 1,585 5.000 03/15/29 1,630
University of Connecticut Revenue Bonds (µ) 665 5.000 04/15/29 712
University of Connecticut Revenue Bonds (µ) 3,455 5.000 01/15/36 3,598
109,374
Delaware - 0.4%
Delaware Municipal Electric Corp. (The) Revenue Bonds (µ) 335 5.000 10/01/38 353
Delaware State Economic Development Authority Revenue Bonds 55 4.000 08/01/29 53
Delaware State Economic Development Authority Revenue Bonds 185 5.000 08/01/39 183
Delaware State Economic Development Authority Revenue Bonds 175 4.000 09/01/41 157
Delaware State Health Facilities Authority Revenue Bonds 800 5.000 07/01/29 843
Delaware State Health Facilities Authority Revenue Bonds 600 5.000 06/01/30 623
Delaware State Health Facilities Authority Revenue Bonds 2,000 5.000 10/01/40 2,096
Delaware State Housing Authority Revenue Bond 6,090 5.750 01/01/55 6,513
Delaware State Housing Authority Revenue Bonds 2,000 4.650 07/01/49 2,000
State of Delaware General Obligation Unlimited 3,605 5.000 02/01/25 3,644
State of Delaware General Obligation Unlimited 1,520 5.000 05/01/36 1,760
Town of Bridgeville Special Tax 75 4.000 07/01/24 75
Town of Bridgeville Special Tax 100 4.000 07/01/25 99
Town of Bridgeville Special Tax 100 4.000 07/01/26 99
Town of Bridgeville Special Tax 90 4.000 07/01/27 89
Town of Bridgeville Special Tax 370 4.000 07/01/30 364
Town of Bridgeville Special Tax (Þ) 875 5.250 07/01/44 902
19,853
District of Columbia - 0.9%
District of Columbia General Obligation Unlimited 2,000 5.000 06/01/42 2,060
District of Columbia Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 1,580 5.000 06/01/26 1,602
District of Columbia Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 5,000 5.000 07/01/26 5,033
District of Columbia Housing Finance Agency Revenue Bonds (~)(Ê) 1,850 5.000 12/01/26 1,869
District of Columbia Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 4,500 5.000 10/01/41 4,576
District of Columbia Revenue Bonds 4,500 5.000 12/01/33 4,921
District of Columbia Revenue Bonds 2,000 5.000 06/01/36 2,024
District of Columbia Revenue Bonds 125 5.000 07/01/37 128
District of Columbia Revenue Bonds 1,755 5.000 10/01/37 2,025
District of Columbia Revenue Bonds 2,500 5.000 12/01/37 2,818
District of Columbia Revenue Bonds 1,905 5.000 06/01/40 1,775
District of Columbia Revenue Bonds 2,185 4.000 03/01/45 2,142
District of Columbia Water & Sewer Authority Revenue Bonds (~)(ae)(Ê) 425 3.000 10/01/57 411

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 589
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Metropolitan Washington Airports Authority Aviation Revenue Bonds 5,000 5.000 10/01/26 5,204
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 150 5.000 10/01/31 161
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 605 5.000 10/01/33 647
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds (µ) 1,500
Zero
coupon 10/01/37 798
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 1,000 5.000 10/01/38 1,048
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 1,805 4.000 10/01/49 1,643
Washington Convention & Sports Authority Revenue Bonds 1,300 5.000 10/01/27 1,370
Washington Metropolitan Area Transit Authority Revenue Bonds 600 5.000 07/15/37 658
Washington Metropolitan Area Transit Authority Revenue Bonds 2,500 5.000 07/15/48 2,671
45,584
Florida - 6.3%
Abbott Square Community Development District Special Assessment 165 4.500 06/15/27 165
Aberdeen Community Development District Special Assessment (µ) 1,000 3.250 05/01/36 901
AH at Turnpike South Community Development District Special Assessment 100 2.350 05/01/26 96
AH at Turnpike South Community Development District Special Assessment 185 3.000 05/01/31 167
AH at Turnpike South Community Development District Special Assessment 500 3.250 05/01/41 392
Alachua County Health Facilities Authority Revenue Bonds 250 4.000 10/01/40 217
Arbors Community Development District Special Assessment 120 4.500 05/01/30 121
Arbors Community Development District Special Assessment 130 5.400 05/01/43 133
Arborwood Community Development District Special Assessment (µ) 1,210 2.750 05/01/25 1,193
Arborwood Community Development District Special Assessment (µ) 1,250 3.000 05/01/26 1,229
Arborwood Community Development District Special Assessment (µ) 1,285 3.125 05/01/27 1,266
Arborwood Community Development District Special Assessment (µ) 1,330 3.250 05/01/28 1,310
Arborwood Community Development District Special Assessment (µ) 1,370 3.500 05/01/32 1,357
Artisan Lakes East Community Development District Special Assessment 150 2.300 05/01/26 144
Artisan Lakes East Community Development District Special Assessment (Þ) 340 2.300 05/01/26 326
Astonia Community Development District Revenue Bonds 250 4.350 06/15/30 250
Astonia Community Development District Special Assessment (Þ) 125 2.500 05/01/26 121
Astonia Community Development District Special Assessment (Þ) 250 3.000 05/01/31 229
Astonia Community Development District Special Assessment 210 4.500 05/01/31 211
Avalon Park West Community Development District Special Assessment 200 4.700 05/01/32 203
Ave Maria Stewardship Community District Special Assessment 745 2.875 05/01/27 719
Ave Maria Stewardship Community District Special Assessment 225 3.000 05/01/27 217
Ave Maria Stewardship Community District Special Assessment (µ) 2,225 2.750 05/01/33 2,068
Ave Maria Stewardship Community District Special Assessment (Þ) 600 4.500 05/01/33 600
Ave Maria Stewardship Community District Special Assessment (µ) 2,920 3.000 05/01/38 2,583
Ave Maria Stewardship Community District Special Assessment 2,000 4.000 05/01/42 1,723
Avenir Community Development District Special Assessment 150 4.500 05/01/30 151
Aviary at Rutland Ranch Community Development District Special Assessment 170 3.100 11/01/31 154
Babcock Ranch Community Independent Special District Special Assessment
Revenue Bonds 95 2.375 05/01/26 91
Babcock Ranch Community Independent Special District Special Assessment
Revenue Bonds 250 2.875 05/01/31 223
Bannon Lakes Community Development District Special Assessment 50 3.300 05/01/32 46
Bauer Drive Community Development District Special Assessment 150 4.500 06/15/30 151
Bauer Drive Community Development District Special Assessment 405 5.375 06/15/43 413
Bauer Drive Community Development District Special Assessment 790 5.500 06/15/53 800
Berry Bay Community Development District Special Assessment 335 4.625 05/01/30 338
Black Creek Community Development District Special Assessment 250 5.125 06/15/32 254

See accompanying notes which are an integral part of the financial statements.
590 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Bonterra Community Development District Special Assessment 195 2.750 05/01/24 195
Bonterra Community Development District Special Assessment 215 3.250 05/01/27 208
Bonterra Community Development District Special Assessment 220 3.400 05/01/28 213
Bonterra Community Development District Special Assessment 720 3.625 05/01/31 694
Bonterra Community Development District Special Assessment 655 4.000 05/01/37 627
Bridgewalk Community Development District Special Assessment 135 2.500 06/15/27 127
Bridgewalk Community Development District Special Assessment 225 5.500 12/15/30 230
Broward County Housing Finance Authority Revenue Bonds (~)(ae)(Ê) 345 4.050 09/01/56 345
Buena Lago Community Development District Revenue Bonds 255 4.500 05/01/32 254
Capital Trust Agency, Inc. Revenue Bonds (Þ) 120 4.500 01/01/35 113
Capital Trust Agency, Inc. Revenue Bonds (Þ) 100 4.000 07/01/41 83
Capital Trust Agency, Inc. Revenue Bonds (Þ) 1,000 5.250 12/01/43 978
Capital Trust Agency, Inc. Revenue Bonds (Þ) 500 5.250 12/01/58 475
Caymas Community Development District Special Assessment 300 4.450 05/01/31 297
Celebration Community Development District Special Assessment 105 2.250 05/01/26 101
Celebration Community Development District Special Assessment 115 2.750 05/01/31 106
Center Lake Ranch West Community Development District Special Assessment 445 5.000 05/01/30 454
Centre Lake Community Development District Special Assessment 260 2.750 05/01/31 232
Centre Lake Community Development District Special Assessment 1,000 3.000 05/01/42 766
Century Gardens at Tamiami Community Development District Special Assessment 120 3.500 11/01/27 116
Century Gardens at Tamiami Community Development District Special Assessment 120 3.500 11/01/28 115
Century Gardens at Tamiami Community Development District Special Assessment 443 3.500 05/01/31 416
Century Gardens at Tamiami Community Development District Special Assessment 130 4.000 05/01/31 126
Century Gardens at Tamiami Community Development District Special Assessment 650 4.000 11/01/33 626
Century Gardens at Tamiami Community Development District Special Assessment 1,036 4.000 05/01/37 955
CFM Community Development District Special Assessment 185 2.400 05/01/26 178
CFM Community Development District Special Assessment 125 2.875 05/01/31 112
Charles Cove Community Development District Special Assessment 200 2.400 05/01/26 192
Charles Cove Community Development District Special Assessment 280 3.000 05/01/31 252
City of Fort Lauderdale Revenue Bonds (Þ) 210 5.000 07/01/28 215
City of Fort Lauderdale Special Assessment (Þ) 230 5.000 07/01/30 236
City of Fort Lauderdale Special Assessment (Þ) 240 5.000 07/01/31 247
City of Fort Lauderdale Special Assessment (Þ) 255 5.000 07/01/32 262
City of Fort Lauderdale Special Assessment (Þ) 1,450 4.000 07/01/37 1,323
City of Fort Lauderdale Special Assessment (Þ) 1,000 4.000 07/01/42 863
City of Fort Lauderdale Special Assessment (Þ) 1,625 4.000 07/01/48 1,329
City of Fort Lauderdale Water & Sewer Revenue Bonds 2,440 4.000 03/01/38 2,463
City of Jacksonville Revenue Bonds 3,000 5.000 10/01/26 3,113
City of Miami Beach Parking Revenue Bonds (µ) 1,755 5.000 09/01/33 1,769
City of Miami Beach Revenue Bonds 1,350 5.000 09/01/45 1,356
City of Palmetto Revenue Bonds 210 4.250 06/01/27 209
City of Palmetto Revenue Bonds 400 5.000 06/01/32 417
City of Palmetto Revenue Bonds 300 5.125 06/01/42 303
City of St. Petersburg Public Utility Revenue Bonds 1,000 5.000 10/01/49 1,042
City of Tallahassee Revenue Bonds 650 5.000 12/01/28 659
City of Tampa Revenue Bonds 720 5.000 07/01/32 780
City of Tampa Revenue Bonds 725 5.000 07/01/33 785
City of Tampa Revenue Bonds 1,325 4.000 07/01/38 1,328

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 591
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Tampa Special Assessment 2,345 5.250 05/01/46 2,446
City of West Palm Beach Utility System Revenue Bonds 1,800 5.000 10/01/42 1,864
Cityplace Community Development District Special Assessment (µ) 2,380 1.359 05/01/28 2,273
Cityplace Community Development District Special Assessment (µ) 3,000 0.630 05/01/33 2,967
Cobblestone Community Development District Special Assessment 190 3.400 05/01/27 184
Cobblestone Community Development District Special Assessment 460 3.800 05/01/32 429
Cobblestone Community Development District Special Assessment (Þ) 235 3.800 05/01/32 219
Coddington Community Development District Special Assessment 230 4.200 05/01/27 229
Collier County Educational Facilities Authority Revenue Bonds 2,360 5.500 06/01/31 2,472
Connerton East Community Development District Special Assessment 695 4.250 06/15/30 698
Copes Landing Community Development District Special Assessment 550 4.875 05/01/30 556
Copper Oaks Community Development District Special Assessment 681 3.000 05/01/31 613
Copper Oaks Community Development District Special Assessment 770 3.000 05/01/35 645
Cordova Palms Community Development District Special Assessment 155 2.400 05/01/26 149
Cordova Palms Community Development District Special Assessment 100 4.500 05/01/27 100
Cordova Palms Community Development District Special Assessment 170 2.800 05/01/31 151
Cordova Palms Community Development District Special Assessment 170 5.100 05/01/32 173
Cordova Palms Community Development District Special Assessment 100 5.300 05/01/32 101
Corkscrew Crossing Community Development District Special Assessment 250 4.125 05/01/28 248
Corkscrew Farms Community Development District Special Assessment (Þ) 155 4.500 11/01/28 155
Country Greens Community Development District Special Assessment 100 4.000 05/01/34 99
Country of Brevard Solid Waste Management System Revenue Bonds 5,415 5.500 09/01/48 5,879
County of Broward Tourist Development Tax Revenue Bonds 4,500 4.000 09/01/39 4,415
County of Miami-Dade Aviation Revenue Bonds 4,100 4.000 10/01/38 4,001
County of Miami-Dade General Obligation Unlimited 940 5.000 07/01/38 958
County of Miami-Dade Revenue Bonds (µ) 4,310 3.233 10/01/35 2,577
County of Miami-Dade Revenue Bonds 1,865 5.000 04/01/45 1,969
County of Miami-Dade Revenue Bonds 1,285 5.000 04/01/48 1,346
County of Miami-Dade Transit System Revenue Bonds 5,035 5.000 07/01/43 5,375
County of Miami-Dade Transit System Revenue Bonds 9,515 5.000 07/01/44 10,122
County of Miami-Dade Water & Sewer System Revenue Bonds 1,275 4.000 10/01/39 1,285
County of Osceola Transportation Revenue Bonds (ae) 1,000 6.150 10/01/24 1,161
County of Osceola Transportation Revenue Bonds 400 5.000 10/01/32 429
County of Osceola Transportation Revenue Bonds 350 5.000 10/01/33 374
County of Osceola Transportation Revenue Bonds 250 5.000 10/01/34 267
County of Osceola Transportation Revenue Bonds 440 5.000 10/01/35 467
County of Osceola Transportation Revenue Bonds 600 5.000 10/01/36 632
County of Osceola Transportation Revenue Bonds 525 5.000 10/01/37 549
County of Osceola Transportation Revenue Bonds 790 5.000 10/01/38 823
County of Pasco Revenue Bonds (µ) 100 5.250 09/01/35 113
County of Pasco Revenue Bonds (µ) 100 5.250 09/01/36 113
County of Pasco Revenue Bonds (µ) 50 5.500 09/01/37 57
County of Pasco Revenue Bonds (µ) 40 5.500 09/01/38 45
County of Pasco Revenue Bonds (µ) 3,755 5.500 09/01/39 4,208
County of Pasco Revenue Bonds (µ) 710 5.750 09/01/54 785
County of St. Johns Water & Sewer Revenue Bonds 3,000 5.000 06/01/52 3,159
Creek Preserve Community Development District Revenue Bonds (Þ) 500 4.250 11/01/30 493
Creek Preserve Community Development District Special Assessment (Þ) 1,215 4.700 11/01/39 1,162

See accompanying notes which are an integral part of the financial statements.
592 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Cross Creek North Community Development District Special Assessment 375 4.500 05/01/30 376
Crossings Community Development District Special Assessment 1,735 5.000 05/01/42 1,704
Crystal Cay Community Development District Special Assessment 850 3.050 05/01/41 694
Cypress Bay West Community Development District Special Assessment 140 4.625 05/01/30 141
Cypress Bluff Community Development District Special Assessment (Þ) 800 3.625 05/01/40 743
Cypress Mill Community Development District Special Assessment 385 3.000 06/15/31 348
Cypress Mill Community Development District Special Assessment 635 5.000 05/01/43 638
Cypress Shadows Community Development District Special Assessment 108 5.000 11/01/32 112
Cypress Shadows Community Development District Special Assessment 292 5.000 11/01/37 296
Cypress Shadows Community Development District Special Assessment 347 5.000 11/01/42 341
Deer Run Community Development District Special Assessment 1,130 5.400 05/01/39 1,156
Deerbrook Community Development District Revenue Bonds 345 4.375 05/01/30 345
DG Farms Community Development District Special Assessment 100 2.750 05/01/25 98
DW Bayview Community Development District Special Assessment (Þ) 30 2.375 05/01/26 29
DW Bayview Community Development District Special Assessment (Þ) 60 3.000 05/01/32 56
Eagle Pointe Community Development District Special Assessment (Þ) 15 3.000 05/01/25 15
Eagle Pointe Community Development District Special Assessment (Þ) 60 3.625 05/01/31 56
East 547 Community Development District Revenue Bonds 305 5.500 05/01/30 312
East Bonita Beach Road Community Development District Special Assessment (Þ) 340 4.375 11/01/29 342
East Nassau Stewardship District Special Assessment 145 2.400 05/01/26 139
East Nassau Stewardship District Special Assessment 235 3.000 05/01/31 212
Eden Hills Community Development District Special Assessment 50 3.250 05/01/27 49
Edgewater East Community Development District Special Assessment 30 2.500 05/01/26 29
Edgewater East Community Development District Special Assessment 120 3.000 05/01/27 115
Edgewater East Community Development District Special Assessment 100 3.100 05/01/31 91
Elevation Pointe Community Development District Special Assessment 205 3.900 05/01/27 202
Elevation Pointe Community Development District Special Assessment 250 4.125 05/01/32 242
Elevation Pointe Community Development District Special Assessment 1,105 4.400 05/01/32 1,081
Enbrook Community Development District Special Assessment (Þ) 105 2.500 05/01/25 103
Entrada Community Development District Special Assessment (Þ) 370 2.625 05/01/31 339
Epperson North Community Development District Special Assessment 60 2.500 05/01/26 58
Epperson North Community Development District Special Assessment 210 2.450 11/01/26 200
Epperson North Community Development District Special Assessment 155 3.000 05/01/31 139
Epperson North Community Development District Special Assessment 290 3.100 11/01/31 259
Escambia County Health Facilities Authority Revenue Bonds 360 5.000 08/15/32 376
Escambia County Health Facilities Authority Revenue Bonds 1,000 5.000 08/15/33 1,040
Escambia County Health Facilities Authority Revenue Bonds 355 5.000 08/15/34 368
Escambia County Health Facilities Authority Revenue Bonds 540 5.000 08/15/35 557
Escambia County Health Facilities Authority Revenue Bonds 1,000 5.000 08/15/36 1,027
Escambia County Health Facilities Authority Revenue Bonds 160 5.000 08/15/38 162
Esplanade Lake Club Community Development District Special Assessment 100 3.250 11/01/25 98
Esplanade Lake Club Community Development District Special Assessment 170 4.000 11/01/40 151
Fishhawk Ranch Community Development District Special Assessment (µ) 200 2.750 11/01/35 168
Florida Development Finance Corp. Revenue Bonds (Þ) 110 4.000 06/01/25 109
Florida Development Finance Corp. Revenue Bonds 285 5.000 04/01/26 290
Florida Development Finance Corp. Revenue Bonds (Þ) 100 4.000 06/01/26 97
Florida Development Finance Corp. Revenue Bonds (Þ) 100 4.000 12/15/29 96
Florida Development Finance Corp. Revenue Bonds (Þ) 135 5.000 06/01/31 132

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 593
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Florida Development Finance Corp. Revenue Bonds 170 4.000 07/01/31 165
Florida Development Finance Corp. Revenue Bonds (Þ) 925 5.000 10/01/32 939
Florida Development Finance Corp. Revenue Bonds 760 5.000 06/15/33 776
Florida Development Finance Corp. Revenue Bonds 800 5.000 06/15/34 816
Florida Development Finance Corp. Revenue Bonds (Þ) 150 5.000 12/15/34 151
Florida Development Finance Corp. Revenue Bonds (Þ) 100 5.000 06/01/35 95
Florida Development Finance Corp. Revenue Bonds 1,260 5.000 06/15/35 1,282
Florida Development Finance Corp. Revenue Bonds 1,325 5.000 06/15/36 1,343
Florida Development Finance Corp. Revenue Bonds 1,750 5.000 02/01/37 1,726
Florida Development Finance Corp. Revenue Bonds 2,780 5.000 06/15/37 2,808
Florida Development Finance Corp. Revenue Bonds 860 5.000 06/15/38 866
Florida Development Finance Corp. Revenue Bonds (Þ) 125 5.000 12/15/39 123
Florida Development Finance Corp. Revenue Bonds (Þ) 225 5.125 06/01/40 199
Florida Governmental Utility Authority Revenue Bonds (µ) 2,300 5.000 10/01/32 2,500
Florida Governmental Utility Authority Revenue Bonds (µ) 1,600 5.000 10/01/33 1,739
Florida Governmental Utility Authority Revenue Bonds (µ) 1,000 4.000 10/01/35 1,017
Florida Higher Educational Facilities Financial Authority Revenue Bonds (Þ) 800 4.500 06/01/33 787
Florida Higher Educational Facilities Financial Authority Revenue Bonds (Þ) 150 4.750 06/01/38 143
Florida Housing Finance Corp. (~)(Ê) 275 3.350 10/01/27 270
Florida Insurance Assistance Revenue Bonds 1,780 5.000 09/01/25 1,797
Florida Insurance Assistance Revenue Bonds 605 5.000 09/01/26 621
Florida Insurance Assistance Revenue Bonds 1,425 5.000 09/01/27 1,473
Florida Municipal Power Agency Revenue Bonds 4,720 5.000 10/01/28 4,874
Flow Way Community Development District Special Assessment 210 4.000 11/01/28 208
Flow Way Community Development District Special Assessment 200 4.875 11/01/37 200
Flow Way Community Development District Special Assessment 100 5.000 11/01/38 101
Forest Brooke Community Development District Special Assessment 50 3.000 11/01/24 49
Forest Brooke Community Development District Special Assessment 105 3.000 11/01/25 102
Forest Brooke Community Development District Special Assessment 105 3.000 11/01/26 100
Forest Brooke Community Development District Special Assessment 110 3.000 11/01/27 104
Forest Brooke Community Development District Special Assessment 115 3.000 11/01/28 108
Forest Brooke Community Development District Special Assessment 115 3.000 11/01/29 107
Forest Brooke Community Development District Special Assessment 1,000 3.000 11/01/39 788
Golden Lakes Community Development District Special Assessment (µ) 80 3.500 05/01/24 80
Golden Lakes Community Development District Special Assessment (µ) 510 4.250 05/01/32 522
Gracewater Sarasota Community Development District Special Assessment 355 2.400 05/01/26 341
Grand Oaks Community Development District Special Assessment 115 2.625 11/01/26 110
Grande Pines Community Development District Special Assessment 800 3.200 05/01/31 729
Grove Resort Community Development District Special Assessment 120 2.950 05/01/27 114
Hacienda North Community Development District Special Assessment 1,000 5.500 05/01/33 1,036
Hammock Oaks Community Development District Special Assessment 195 4.875 05/01/30 197
Harbor Bay Community Development District Special Assessment 880 3.300 05/01/29 839
Harmony West Community Development District Special Assessment (Þ) 65 4.125 05/01/24 65
Harmony West Community Development District Special Assessment (Þ) 420 4.750 05/01/29 426
Harmony West Community Development District Special Assessment 200 4.125 05/01/30 200
Harmony West Community Development District Special Assessment (Þ) 620 5.100 05/01/38 632
Harmony West Community Development District Special Assessment 635 5.000 05/01/43 635
Heritage Harbor North Community Development District Special Assessment 100 5.000 05/01/34 102

See accompanying notes which are an integral part of the financial statements.
594 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Hillcrest Community Development District Special Assessment 300 4.000 11/01/28 297
Hillcrest Community Development District Special Assessment 300 4.500 11/01/38 286
Hills Minneola Community Development District Special Assessment (Þ) 95 3.000 05/01/25 94
Hills Minneola Community Development District Special Assessment (Þ) 140 3.500 05/01/31 131
Hillsborough County Aviation Authority Revenue Bonds 1,000 4.000 10/01/37 1,023
Hillsborough County Aviation Authority Revenue Bonds 1,000 4.000 10/01/42 987
Hillsborough County Aviation Authority Revenue Bonds 7,500 5.000 10/01/47 7,980
Hillsborough County Industrial Development Authority Revenue Bonds 11,900 4.000 08/01/45 10,821
Hilltop Point Community Development District Special Assessment 320 5.100 05/01/32 321
Hyde Park Community Development District No. 1 Special Assessment 500 3.600 05/01/32 465
Hyde Park Community Development District No. 2 Special Assessment 345 3.250 05/01/27 334
Island Lakes Estate Special Assessment 310 4.875 12/15/28 313
JEA Water & Sewer System Revenue Bonds 9,295 5.250 10/01/49 10,220
Julington Creek Plantation Community Development District Special Assessment (µ) 1,035 5.000 05/01/32 1,124
K-Bar Ranch II Community Development District Special Assessment (Þ) 345 4.000 05/01/28 342
K-Bar Ranch II Community Development District Special Assessment 100 2.750 05/01/31 89
Kelly Park Community Development District Special Assessment 280 5.125 11/01/30 283
Kindred Community Development District II Special Assessment 165 2.200 05/01/26 159
Kindred Community Development District II Special Assessment 135 2.700 05/01/31 124
Kingman Gate Community Development District Special Assessment 125 2.500 06/15/26 121
Kingman Gate Community Development District Special Assessment 250 3.125 06/15/31 239
Knightsbridge Community Development District Revenue Bonds (Þ) 690 5.200 06/15/44 678
Lake Emma Community Development District Special Assessment (Þ) 125 4.500 05/01/30 125
Lakeshore Ranch Community Development District Special Assessment 370 3.000 05/01/25 361
Lakeshore Ranch Community Development District Special Assessment 380 3.000 05/01/26 365
Lakeshore Ranch Community Development District Special Assessment 390 3.000 05/01/27 372
Lakeshore Ranch Community Development District Special Assessment 405 3.000 05/01/28 383
Lakeshore Ranch Community Development District Special Assessment 415 3.000 05/01/29 391
Lakeshore Ranch Community Development District Special Assessment 2,675 3.000 05/01/35 2,368
Lakewood Park Community Development District Special Assessment 190 4.750 05/01/30 192
Lakewood Ranch Stewardship District Special Assessment 465 2.125 05/01/26 445
Lakewood Ranch Stewardship District Special Assessment (µ) 550 2.000 05/01/27 513
Lakewood Ranch Stewardship District Special Assessment (µ) 585 2.000 05/01/30 513
Lakewood Ranch Stewardship District Special Assessment (Þ) 310 3.125 05/01/30 287
Lakewood Ranch Stewardship District Special Assessment (Þ) 100 3.200 05/01/30 93
Lakewood Ranch Stewardship District Special Assessment 260 2.625 05/01/31 229
Lakewood Ranch Stewardship District Special Assessment 410 2.700 05/01/31 359
Lakewood Ranch Stewardship District Special Assessment 500 6.125 05/01/43 524
Laurel Road Community Development District Special Assessment 265 2.600 05/01/26 254
Laurel Road Community Development District Special Assessment 760 3.125 05/01/31 674
Lee Memorial Health System Revenue Bonds (~)(ae)(Ê) 2,635 5.000 04/01/33 2,668
Los Cayos Community Development District Special Assessment 850 5.250 06/15/44 843
LT Ranch Community Development District Special Assessment 135 5.200 05/01/27 136
LT Ranch Community Development District Special Assessment 880 4.650 05/01/31 878
LTC Ranch West Residential Community Development District Special Assessment 140 4.850 05/01/31 139
Lucerne Park Community Development District Special Assessment 1,025 4.625 05/01/39 982
Mangrove Point & Mangrove Manor Community Development District Special
Assessment 240 3.800 05/01/27 236
McJunkin Parkland Community Development District Special Assessment (Þ) 520 4.750 11/01/29 527

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 595
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Meadow View at Twin Creeks Community Development District Special Assessment 460 2.400 05/01/26 442
Meadow View at Twin Creeks Community Development District Special Assessment 205 3.000 05/01/31 185
Mediterranea Community Development District Special Assessment 260 4.250 05/01/29 260
Mediterranea Community Development District Special Assessment 1,130 4.750 05/01/37 1,114
Merrick Square Community Development District Special Assessment 200 4.500 05/01/30 201
Midtown Miami Community Development District Special Assessment 100 5.000 05/01/29 100
Midtown Miami Community Development District Special Assessment 1,835 5.000 05/01/37 1,835
Mitchell Ranch Community Development District Special Assessment 475 3.375 12/15/30 447
Naples Reserve Community Development District Special Assessment (Þ) 535 4.625 11/01/29 539
North Dade Community Development District Special Assessment 88 3.500 05/01/24 88
North Dade Community Development District Special Assessment 92 3.500 05/01/25 90
North Dade Community Development District Special Assessment 96 3.500 05/01/26 93
North Dade Community Development District Special Assessment 100 3.500 05/01/27 96
North Dade Community Development District Special Assessment 99 3.500 05/01/28 95
North Dade Community Development District Special Assessment 327 3.750 05/01/31 310
North Dade Community Development District Special Assessment 824 4.000 05/01/38 761
North Springs Improvement District General Obligation Unlimited (µ) 2,000 4.000 05/01/41 2,005
North Sumter County Utility Dependent District Revenue Bonds 575 5.000 10/01/31 633
Orange County Convention Center Revenue Bonds 3,605 5.000 10/01/31 3,728
Orlando Utilities Commission Revenue Bonds (~)(Ê) 575 1.250 10/01/46 498
Palm Beach County Educational Facilities Authority Revenue Bonds 800 5.000 10/01/34 882
Palm Beach County Educational Facilities Authority Revenue Bonds 300 5.000 10/01/43 312
Palm Beach County Health Facilities Authority Revenue Bonds 150 4.000 06/01/26 149
Palm Beach County Health Facilities Authority Revenue Bonds 100 4.000 05/15/30 94
Palm Beach County Health Facilities Authority Revenue Bonds 625 4.000 06/01/31 599
Palm Beach County Health Facilities Authority Revenue Bonds 1,105 4.000 05/15/36 970
Palm Beach County Health Facilities Authority Revenue Bonds 200 7.500 05/15/53 218
Palm Beach County Housing Finance Authority Revenue Bonds (~)(ae)(Ê) 3,515 5.000 02/01/27 3,562
Palm Coast Park Community Development District Special Assessment 120 2.400 05/01/26 115
Palm Coast Park Community Development District Special Assessment 200 4.700 05/01/33 201
Palm Glades Community Development District Special Assessment 750 4.000 11/01/33 738
Park East Community Development District Special Assessment 220 2.400 11/01/26 207
Parker Road Community Development District Special Assessment 120 3.100 05/01/25 118
Parker Road Community Development District Special Assessment 255 3.375 05/01/30 233
Parkview at Long Lake Ranch Community Development District Special Assessment 265 2.500 05/01/25 260
Parkway Center Community Development District Special Assessment Revenue
Bonds 95 3.500 05/01/25 94
Parkway Center Community Development District Special Assessment Revenue
Bonds 100 4.000 05/01/26 99
Parkway Center Community Development District Special Assessment Revenue
Bonds 105 4.000 05/01/27 105
Parkway Center Community Development District Special Assessment Revenue
Bonds 110 4.000 05/01/28 110
Parrish Plantation Community Development District Special Assessment 100 4.750 05/01/31 100
Paseo Community Development District Capital Improvements Special Assessment
Revenue Bonds 455 4.000 05/01/25 453
Paseo Community Development District Capital Improvements Special Assessment
Revenue Bonds 495 4.000 05/01/27 492
Paseo Community Development District Capital Improvements Special Assessment
Revenue Bonds 375 4.500 05/01/31 376
Pine Isle Community Development District Special Assessment (Þ) 190 2.375 12/15/26 182
Pine Isle Community Development District Special Assessment 115 4.500 06/15/30 117

See accompanying notes which are an integral part of the financial statements.
596 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Pine Isle Community Development District Special Assessment (Þ) 100 3.000 12/15/31 94
Pine Isle Community Development District Special Assessment 525 5.375 06/15/43 545
Pine Isle Community Development District Special Assessment 815 5.500 06/15/53 845
Polk County Housing Finance Authority Revenue Bonds (~)(ae)(Ê) 522 4.150 06/01/26 523
Portico Community Development District Special Assessment 25 3.250 05/01/31 23
Preston Cove Community Development District Special Assessment 200 3.250 05/01/27 194
Preston Cove Community Development District Special Assessment 335 3.600 05/01/32 310
Preston Cove Community Development District Special Assessment 1,800 4.125 05/01/52 1,459
Prosperity Lakes Community Development District Revenue Bonds 230 5.150 12/15/30 234
Ranches at Lake McLeod Community Development District Revenue Bonds 175 4.625 06/15/30 176
Reunion East Community Development District Special Assessment 415 2.400 05/01/26 399
Reunion East Community Development District Special Assessment 700 2.850 05/01/31 624
Reunion West Community Development District Special Assessment 100 2.600 05/01/27 96
Reunion West Community Development District Special Assessment 405 3.000 05/01/28 386
Reunion West Community Development District Special Assessment 400 3.000 05/01/29 378
Reunion West Community Development District Special Assessment 400 3.000 05/01/30 371
Reunion West Community Development District Special Assessment 435 3.000 05/01/31 399
Reunion West Community Development District Special Assessment 450 3.000 05/01/36 387
Ridge at Apopka Community Development District Special Assessment 500 5.000 05/01/32 505
River Glen Community Development District Special Assessment 151 2.500 05/01/29 136
River Glen Community Development District Special Assessment 159 2.500 05/01/31 137
River Glen Community Development District Special Assessment 750 3.000 05/01/31 680
River Glen Community Development District Special Assessment 509 3.000 05/01/34 446
River Glen Community Development District Special Assessment 750 3.000 05/01/36 618
River Glen Community Development District Special Assessment 685 3.000 05/01/38 537
River Hall Community Development District Special Assessment 220 5.375 05/01/30 224
River Landing Community Development District Special Assessment 850 4.125 05/01/40 762
Rivers Edge III Community Development District Special Assessment (Þ) 160 2.400 05/01/26 154
Rivers Edge III Community Development District Special Assessment (Þ) 300 3.000 05/01/31 271
Riverwalk Community Development District Special Assessment 610 4.650 05/01/31 608
Rivington Community Development District Special Assessment 285 3.250 05/01/27 276
Rivington Community Development District Special Assessment 430 3.625 05/01/32 399
Rolling Hills Community Development District Special Assessment 360 3.400 05/01/32 329
Rolling Hills Community Development District Special Assessment 400 3.650 05/01/32 371
Rolling Hills Community Development District Special Assessment 485 3.750 05/01/42 400
Rye Crossing Community Development District Special Assessment 205 4.125 05/01/30 204
Rye Crossing Community Development District Special Assessment (Þ) 200 5.000 11/01/30 202
Sampson Creek Community Development District Special Assessment (µ) 95 2.375 05/01/35 79
Sampson Creek Community Development District Special Assessment (µ) 190 2.625 05/01/40 144
Sanctuary Cove Community Development District Special Assessment 70 2.125 05/01/26 67
Sanctuary Cove Community Development District Special Assessment 190 2.625 05/01/31 172
Sanctuary Cove Community Development District Special Assessment 400 3.125 05/01/41 319
Sanctuary Cove Community Development District Special Assessment 770 4.000 05/01/52 657
Sandmine Road Community Development District Special Assessment 185 2.300 11/01/26 178
Sandmine Road Community Development District Special Assessment 85 5.000 11/01/29 87
Sarasota National Community Development District Special Assessment 135 3.400 05/01/31 126
Sarasota National Community Development District Special Assessment 1,495 3.500 05/01/31 1,474
Sarasota National Community Development District Special Assessment 125 3.625 05/01/31 120

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 597
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Sarasota National Community Development District Special Assessment 2,200 4.000 05/01/39 2,139
Savanna Lakes Community Development District Special Assessment (Þ) 200 4.250 06/15/30 200
Sawgrass Village Community Development District Special Assessment 115 4.875 05/01/30 115
Sawgrass Village Community Development District Special Assessment 240 5.500 05/01/43 241
Sawyers Landing Community Development District Special Assessment 295 3.250 05/01/26 285
Scenic Terrace South Community Development District Special Assessment 60 3.750 05/01/27 59
Scenic Terrace South Community Development District Special Assessment 215 5.750 11/01/30 220
School Board of Miami-Dade County (The) Certificate of Participation 5,000 5.000 05/01/31 5,053
School District of Broward County General Obligation Limited 885 5.000 07/01/39 973
School District of Broward County General Obligation Limited 590 5.000 07/01/40 642
Seaton Creek Reserve Community Development District Special Assessment (Þ) 250 4.625 06/15/30 251
Sedona Point Community Development District Special Assessment 300 4.125 06/15/30 299
Seminole Improvement District Revenue Bonds 350 4.400 10/01/27 349
Seminole Improvement District Revenue Bonds 350 5.000 10/01/32 354
Seminole Improvement District Revenue Bonds 500 5.300 10/01/37 508
Seminole Palms Community Development District Special Assessment 330 4.750 05/01/30 331
Sherwood Manor Community Development District Special Assessment (Þ) 550 4.625 11/01/29 555
Shingle Creek at Bronson Community Development District Special Assessment 150 2.500 06/15/26 145
Siena North Community Development District Special Assessment 110 2.875 06/15/27 105
Silver Oaks Community Development District Special Assessment 300 4.700 05/01/31 300
Silver Palms West Community Development District Special Assessment 335 2.600 06/15/27 317
Silverlake Community Development District Special Assessment 200 4.500 05/01/30 201
Six Mile Creek Community Development District Special Assessment 495 4.750 05/01/30 497
Somerset Community Development District Special Assessment 200 4.000 05/01/24 200
Somerset Community Development District Special Assessment 215 4.000 05/01/25 214
Somerset Community Development District Special Assessment 600 4.000 05/01/26 595
Somerset Community Development District Special Assessment 625 4.000 05/01/27 618
Somerset Community Development District Special Assessment 460 4.000 05/01/32 439
Sorrento Pines Community Development District Revenue Bonds 200 4.375 05/01/30 200
South Fork East Community Development District Special Assessment 100 3.000 05/01/25 99
South Fork East Community Development District Special Assessment 258 3.000 05/01/31 239
South Fork East Community Development District Special Assessment 1,990 4.125 05/01/36 1,890
South Fork East Community Development District Special Assessment 597 3.000 05/01/38 491
South Kendall Community Development District Special Assessment 230 4.000 11/01/31 222
South Village Community Development District Special Assessment 415 3.500 05/01/32 392
South Village Community Development District Special Assessment 230 3.750 05/01/38 211
Southern Groves Community Development District No. 5 Special Assessment 60 2.875 05/01/24 60
Southern Groves Community Development District No. 5 Special Assessment 110 2.400 05/01/26 106
Southern Groves Community Development District No. 5 Special Assessment 700 2.800 05/01/31 649
Stonegate Community Development District Special Assessment 195 3.000 05/01/24 195
Stonegate Community Development District Special Assessment 205 3.000 05/01/25 200
Stonegate Community Development District Special Assessment 210 3.000 05/01/26 201
Stonegate Community Development District Special Assessment 215 3.000 05/01/27 203
Stonegate Community Development District Special Assessment 225 3.000 05/01/28 211
Stonegate Community Development District Special Assessment 230 3.000 05/01/29 213
Stonegate Community Development District Special Assessment 1,265 3.000 05/01/34 1,105
Stonegate Community Development District Special Assessment 1,465 3.000 05/01/39 1,129
Stonewater Community Development District Special Assessment (Þ) 165 2.250 11/01/26 157

See accompanying notes which are an integral part of the financial statements.
598 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Stoneybrook Community Development District Special Assessment 470 3.500 05/01/32 463
Stoneybrook Community Development District Special Assessment 1,230 4.125 05/01/42 1,236
Stoneybrook North Community Development District Special Assessment 240 5.500 11/01/29 244
Stoneybrook South at Championsgate Community Development District Special
Assessment 235 4.500 06/15/30 239
Storey Drive Community Development District Special Assessment 160 2.550 06/15/27 152
Stuart Crossing Community Development District Revenue Bonds (Þ) 260 4.375 05/01/31 257
Summer Woods Community Development District Special Assessment 150 2.500 05/01/26 145
Summerstone Community Development District Special Assessment (Þ) 180 2.200 05/01/26 173
Sumter County School Board Revenue Bonds (µ) 600 5.250 01/01/49 644
Sunbridge Stewardship District Special Assessment 500 5.200 05/01/42 498
Sweetwater Creek Community Development District Special Assessment (µ) 375 2.250 05/01/27 350
Tampa Bay Water Revenue Bonds 1,545 5.000 10/01/41 1,687
Tampa-Hillsborough County Expressway Authority Revenue Bonds 4,210 5.000 07/01/48 4,325
Tern Bay Community Development District Special Assessment 815 3.125 06/15/27 782
Terreno Community Development District Special Assessment 375 4.250 05/01/30 374
Timber Creek Community Development District Special Assessment (Þ) 45 4.125 11/01/24 45
Timber Creek Community Development District Special Assessment (Þ) 400 4.625 11/01/29 404
Timber Creek Community Development District Special Assessment (Þ) 535 5.000 11/01/38 539
Timber Creek Southwest Community Development District Special Assessment 265 2.500 06/15/25 259
Timber Creek Southwest Community Development District Special Assessment 650 3.000 06/15/30 594
Tohoqua Community Development District Special Assessment 320 3.125 05/01/31 301
Tolomato Community Development District Special Assessment 120 3.500 05/01/24 120
Tolomato Community Development District Special Assessment 1,415 2.625 05/01/27 1,355
Tolomato Community Development District Special Assessment 360 2.875 05/01/27 347
Tolomato Community Development District Special Assessment (µ) 1,505 3.000 05/01/29 1,459
Tolomato Community Development District Special Assessment (µ) 1,810 3.000 05/01/31 1,722
Tolomato Community Development District Special Assessment 1,500 3.200 05/01/32 1,370
Tolomato Community Development District Special Assessment (µ) 1,180 3.000 05/01/33 1,098
Tolomato Community Development District Special Assessment (µ) 930 3.000 05/01/37 810
Tolomato Community Development District Special Assessment (µ) 605 3.000 05/01/40 500
Touchstone Community Development District Special Assessment 1,800 5.500 05/01/53 1,832
Town of Davie Revenue Bonds 550 5.000 04/01/33 581
Tradition Community Development District No. 9 Special Assessment 125 2.300 05/01/26 120
Tradition Community Development District No. 9 Special Assessment 270 2.700 05/01/31 238
Triple Creek Community Development District Special Assessment (Þ) 450 2.875 11/01/31 400
Tuckers Pointe Community Development District Special Assessment 40 3.000 05/01/27 38
Tuckers Pointe Community Development District Special Assessment 100 3.375 05/01/32 91
Two Rivers East Community Development District Special Assessment 940 4.875 05/01/30 945
Two Rivers North Community Development District Special Assessment 105 4.625 05/01/27 105
Two Rivers North Community Development District Special Assessment 630 4.875 05/01/32 632
Union Park East Community Development District Special Assessment (Þ) 63 2.400 05/01/26 60
Varrea South Community Development District Special Assessment 340 4.250 05/01/30 341
V-Dana Community Development District Special Assessment 285 2.600 05/01/26 275
V-Dana Community Development District Special Assessment 125 3.125 05/01/31 114
Veranda Community Development District II Special Assessment (Þ) 20 2.500 05/01/26 19
Veranda Community Development District II Special Assessment (Þ) 50 3.100 05/01/31 45
Veranda Landing Community Development District Special Assessment 310 4.500 06/15/30 311
Verano No. 3 Community Development District Special Assessment 60 2.375 05/01/26 58

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 599
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Verano No. 3 Community Development District Special Assessment 120 3.000 05/01/31 109
Viera Stewardship District Special Assessment 250 2.300 05/01/26 240
Viera Stewardship District Special Assessment 460 2.800 05/01/31 408
Viera Stewardship District Special Assessment 300 4.600 05/01/33 302
Viera Stewardship District Special Assessment 1,000 5.300 05/01/43 1,010
Village Community Development District No. 12 Special Assessment 1,400 3.800 05/01/28 1,403
Village Community Development District No. 13 Special Assessment 765 1.800 05/01/26 736
Village Community Development District No. 15 Special Assessment (Þ) 175 4.250 05/01/28 176
Village Community Development District No. 15 Special Assessment (Þ) 665 4.375 05/01/33 675
Village Community Development District No. 15 Special Assessment (Þ) 200 4.850 05/01/38 203
Villages of Glen Creek Community Development District Special Assessment 135 2.700 05/01/27 128
Villamar Community Development District Special Assessment 260 4.875 05/01/30 261
Villamar Community Development District Special Assessment 255 3.625 05/01/32 236
Villamar Community Development District Special Assessment 320 3.500 11/01/32 292
Villamar Community Development District Special Assessment 925 5.625 05/01/43 945
Volusia County School Board Certificate of Participation (µ) 1,280 5.000 08/01/32 1,305
Watergrass Community Development District II Special Assessment 200 2.000 05/01/26 191
Watergrass Community Development District II Special Assessment 775 4.450 05/01/28 778
Watergrass Community Development District II Special Assessment 1,035 2.500 05/01/31 902
Watergrass Community Development District II Special Assessment 2,260 5.150 05/01/38 2,278
Watergrass Community Development District II Special Assessment 1,380 2.800 05/01/39 1,038
West Hillcrest Community Development District Special Assessment 420 4.500 06/15/30 422
West Port Community Development District Special Assessment 165 4.250 05/01/27 164
West Villages Improvement District Special Assessment 280 5.250 05/01/30 286
West Villages Improvement District Special Assessment 825 3.125 05/01/31 751
West Villages Improvement District Special Assessment 750 4.500 05/01/31 743
West Virginia Economic Development Authority Revenue Bonds 225 4.750 05/01/28 225
Westside Haines City Community Development District Special Assessment 95 2.500 05/01/26 91
Westside Haines City Community Development District Special Assessment 215 3.000 05/01/31 193
Westview North Community Development District Special Assessment 350 5.000 06/15/29 353
Whispering Pines Community Development District Special Assessment 100 5.375 05/01/43 102
Willows Community Development District Special Assessment 350 4.700 05/01/29 353
Wind Meadows South Community Development District Special Assessment 920 5.375 05/01/43 930
Windward at Lakewood Ranch Community Development District Special Assessment 245 3.250 05/01/27 234
Windward at Lakewood Ranch Community Development District Special Assessment 545 3.625 05/01/32 494
Windward at Lakewood Ranch Community Development District Special Assessment 105 4.000 05/01/42 89
Wiregrass II Community Development District Special Assessment 240 4.800 05/01/32 240
334,598
Georgia - 2.8%
Atlanta Urban Redevelopment Agency Revenue Bonds (µ)(Þ) 1,210 2.375 07/01/26 1,175
Atlanta Urban Redevelopment Agency Revenue Bonds (µ)(Þ) 2,080 2.875 07/01/31 1,911
Atlanta Urban Residential Finance Authority Revenue Bonds (~)(Ê) 4,700 5.000 05/01/27 4,844
Bartow County Development Authority Revenue Bonds (~)(ae)(Ê) 760 3.950 12/01/32 761
Bartow County Development Authority Revenue Bonds (~)(ae)(Ê) 1,000 2.875 08/01/43 976
Burke County Development Authority Revenue Bonds (~)(ae)(Ê) 3,925 3.375 03/12/27 3,871
Burke County Development Authority Revenue Bonds (~)(ae)(Ê) 525 2.150 10/01/32 523
Burke County Development Authority Revenue Bonds (~)(ae)(Ê) 800 2.875 12/01/49 781
City of Atlanta Airport Passenger Facility Charge Revenue Bonds 4,000 5.000 07/01/40 4,252
City of Atlanta Water & Wastewater Revenue Bonds (ae) 1,000 5.000 11/01/33 1,016

See accompanying notes which are an integral part of the financial statements.
600 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Atlanta Water & Wastewater Revenue Bonds 1,410 5.000 11/01/38 1,474
City of Atlanta Water & Wastewater Revenue Bonds 8,370 5.000 11/01/40 8,447
County of Fulton Water & Sewerage Revenue Bonds 1,415 4.000 01/01/35 1,415
Coweta County Water & Sewage Authority Revenue Bonds 160 4.000 06/01/46 157
Coweta County Water & Sewage Authority Revenue Bonds 325 5.000 06/01/49 350
Development Authority of Monroe County Revenue Bonds (~)(ae)(Ê) 250 1.000 07/01/49 226
Fayette County Hospital Authority Revenue Bonds (~)(ae)(Ê) 2,150 5.000 07/01/54 2,154
Gwinnett County School District General Obligation Unlimited 7,500 5.000 08/01/25 7,646
Heard County Development Authority Revenue Bonds (~)(Ê) 17,700 1.170 09/01/29 17,700
Main Street Natural Gas, Inc. Revenue Bonds (Þ) 400 4.000 11/01/24 398
Main Street Natural Gas, Inc. Revenue Bonds (Þ) 2,350 4.000 11/01/25 2,312
Main Street Natural Gas, Inc. Revenue Bonds (Þ) 550 4.000 11/01/26 537
Main Street Natural Gas, Inc. Revenue Bonds 2,800 5.000 05/15/29 2,878
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 11,000 5.000 03/01/32 11,602
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 4,460 4.000 08/01/49 4,461
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 2,000 4.000 07/01/52 1,997
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 1,500 4.000 09/01/52 1,490
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 6,000 5.000 12/01/52 6,231
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 2,670 5.000 07/01/53 2,803
Main Street Natural Gas, Inc. Revenue Bonds (~)(ae)(Ê) 840 5.000 12/01/53 887
Main Street Natural Gas, Inc. Revenue Bonds (SOFR + 1.700%)(ae)(Ê) 36,000 5.264 12/01/53 36,530
Monterey Regional Waste Management Authority Revenue Bonds (~)(ae)(Ê) 2,200 3.875 10/01/48 2,203
Municipal Electric Authority of Georgia Revenue Bonds 1,835 5.000 01/01/39 1,911
Municipal Electric Authority of Georgia Revenue Bonds 1,195 5.000 01/01/48 1,198
Paulding County Hospital Authority Revenue Bonds 1,975 4.000 04/01/41 1,931
Private Colleges & Universities Authority Revenue Bonds 350 5.000 10/01/29 374
Private Colleges & Universities Authority Revenue Bonds 750 4.000 04/01/39 749
State of Georgia General Obligation Unlimited 9,585 5.000 07/01/25 9,761
Sunbridge Stewardship District Special Assessment 230 4.500 05/01/27 231
Sunbridge Stewardship District Special Assessment 350 5.000 05/01/32 357
Sunbridge Stewardship District Special Assessment 920 5.400 05/01/42 932
151,452
Guam - 0.9%
Guam Business Privilege Tax Revenue Bonds 450 5.000 01/01/28 465
Guam Business Privilege Tax Revenue Bonds 950 5.000 01/01/29 994
Guam Business Privilege Tax Revenue Bonds 750 5.000 01/01/30 791
Guam Business Privilege Tax Revenue Bonds 925 5.000 01/01/31 981
Guam Business Privilege Tax Revenue Bonds 5,980 4.000 01/01/36 5,862
Guam Department of Education Certificate of Participation 265 3.625 02/01/25 262
Guam Department of Education Certificate of Participation 265 4.250 02/01/30 257
Guam Government Waterworks Authority Revenue Bonds 375 5.000 07/01/25 379
Guam Government Waterworks Authority Revenue Bonds 1,240 5.000 07/01/28 1,241
Guam Government Waterworks Authority Revenue Bonds 5,805 5.000 07/01/29 5,837
Guam Government Waterworks Authority Revenue Bonds 1,625 5.000 07/01/38 1,769
Guam Government Waterworks Authority Revenue Bonds 1,360 5.000 07/01/40 1,395
Guam Government Waterworks Authority Revenue Bonds 2,000 5.000 01/01/46 2,025
Guam Power Authority Revenue Bonds 375 5.000 10/01/29 393
Guam Power Authority Revenue Bonds (µ) 1,100 5.000 10/01/34 1,106
Guam Power Authority Revenue Bonds 1,825 5.000 10/01/34 1,881

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 601
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Guam Power Authority Revenue Bonds 2,690 5.000 10/01/35 2,767
Territory of Guam Revenue Bonds 3,000 5.000 12/01/24 3,008
Territory of Guam Revenue Bonds 50 5.000 11/01/27 52
Territory of Guam Revenue Bonds 50 5.000 11/01/28 52
Territory of Guam Revenue Bonds 7,725 5.000 11/15/28 7,832
Territory of Guam Revenue Bonds 2,000 5.000 12/01/28 2,040
Territory of Guam Revenue Bonds 50 5.000 11/01/29 52
Territory of Guam Revenue Bonds 175 5.000 11/01/30 184
Territory of Guam Revenue Bonds 2,535 5.000 12/01/32 2,585
Territory of Guam Revenue Bonds 555 5.000 12/01/35 564
Territory of Guam Revenue Bonds 980 5.000 12/01/36 991
45,765
Hawaii - 0.1%
City & County Honolulu Wastewater System Revenue Bonds 1,575 5.000 07/01/36 1,617
City & County of Honolulu Revenue Bonds (~)(ae)(Ê) 1,270 5.000 06/01/27 1,295
Hawaii State General Obligation 1,500 5.000 01/01/37 1,611
Kauai County Community Facilities District Special Tax 280 4.000 05/15/27 275
Kauai County Community Facilities District Special Tax 255 4.000 05/15/33 239
Kauai County Community Facilities District Special Tax 375 4.000 05/15/34 348
State of Hawaii Department of Budget & Finance Revenue Bonds 1,400 3.200 07/01/39 898
6,283
Idaho - 0.3%
City of Boise City Airport Revenue Bonds 1,000 5.000 09/01/51 1,052
Idaho Health Facilities Authority Revenue Bonds 1,390 5.000 09/01/24 1,387
Idaho Health Facilities Authority Revenue Bonds 2,090 5.000 09/01/27 2,093
Idaho Health Facilities Authority Revenue Bonds 2,045 5.000 09/01/28 2,053
Idaho Health Facilities Authority Revenue Bonds 2,400 5.000 09/01/31 2,413
Idaho Housing & Finance Association Revenue Bonds 1,395 3.100 01/01/25 1,385
Idaho Housing & Finance Association Revenue Bonds 1,670 5.000 07/15/31 1,672
Idaho Housing & Finance Association Revenue Bonds 1,115 3.000 05/01/32 1,024
Idaho Housing & Finance Association Revenue Bonds 4,560 6.000 07/01/54 4,984
18,063
Illinois - 13.2%
Berwyn Municipal Securitization Corp. Revenue Bonds (µ) 1,000 5.000 01/01/35 1,087
Carol Stream Park District General Obligation Unlimited (µ) 630 5.000 01/01/37 639
Carol Stream Park District General Obligation Unlimited (µ)(ae) 200 5.000 01/01/37 205
Champaign Community Unit School District No.4 General Obligation Unlimited 50
Zero
coupon 01/01/26 47
Champaign Community Unit School District No.4 General Obligation Unlimited 25
Zero
coupon 01/01/27 22
Champaign Community Unit School District No.4 General Obligation Unlimited 35
Zero
coupon 01/01/28 30
Champaign Community Unit School District No.4 General Obligation Unlimited 565 5.000 01/01/32 599
Champaign Community Unit School District No.4 General Obligation Unlimited 260 5.000 01/01/33 275
Chicago Board of Education General Obligation Unlimited (µ) 675 5.000 12/01/25 681
Chicago Board of Education General Obligation Unlimited (µ) 15,875 5.000 12/01/27 16,370
Chicago Board of Education General Obligation Unlimited (µ) 10,880 2.956 12/01/28 8,930
Chicago Board of Education General Obligation Unlimited (µ) 2,750 5.000 12/01/28 2,865
Chicago Board of Education General Obligation Unlimited (µ) 3,630 3.163 12/01/30 2,726
Chicago Board of Education General Obligation Unlimited (µ) 8,000 5.000 12/01/31 8,352

See accompanying notes which are an integral part of the financial statements.
602 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Chicago Board of Education General Obligation Unlimited (µ) 6,500 5.000 12/01/32 6,779
Chicago Board of Education General Obligation Unlimited 7,875 5.000 12/01/33 8,137
Chicago Board of Education General Obligation Unlimited 1,465 5.250 12/01/35 1,462
Chicago Board of Education General Obligation Unlimited 3,860 5.000 12/01/37 3,964
Chicago Board of Education General Obligation Unlimited 1,250 5.000 12/01/38 1,277
Chicago Board of Education General Obligation Unlimited 3,375 5.000 12/01/39 3,443
Chicago Board of Education General Obligation Unlimited 1,750 5.000 12/01/41 1,771
Chicago Board of Education General Obligation Unlimited (Þ) 5,000 7.000 12/01/42 5,414
Chicago Board of Education General Obligation Unlimited 1,660 5.000 12/01/46 1,627
Chicago Board of Education Revenue Bonds 1,500 5.000 12/01/31 1,571
Chicago Board of Education Revenue Bonds 10,000 5.750 04/01/33 10,575
Chicago Board of Education Revenue Bonds 250 5.000 04/01/34 256
Chicago Board of Education Revenue Bonds 265 5.750 04/01/34 280
Chicago Board of Education Revenue Bonds 325 5.000 04/01/35 333
Chicago Board of Education Revenue Bonds 415 5.000 04/01/36 424
Chicago Board of Education Revenue Bonds 225 5.000 04/01/37 229
Chicago Board of Education Revenue Bonds 785 5.000 04/01/46 786
Chicago Board of Education Revenue Bonds 6,875 5.000 12/01/47 6,796
Chicago Midway International Airport Revenue Bonds (µ) 5,000 5.000 01/01/35 5,707
Chicago Midway International Airport Revenue Bonds 4,000 5.000 01/01/41 4,042
Chicago Midway International Airport Revenue Bonds 8,420 5.000 01/01/46 8,477
Chicago O'Hare International Airport Revenue Bonds 2,590 5.000 01/01/28 2,591
Chicago O'Hare International Airport Revenue Bonds 2,745 5.000 01/01/32 2,767
Chicago O'Hare International Airport Revenue Bonds 1,000 4.000 01/01/33 1,010
Chicago O'Hare International Airport Revenue Bonds 5,345 4.000 01/01/34 5,477
Chicago O'Hare International Airport Revenue Bonds 1,210 5.000 01/01/36 1,356
Chicago O'Hare International Airport Revenue Bonds (µ) 3,515 4.000 01/01/37 3,573
Chicago O'Hare International Airport Revenue Bonds 10,500 4.000 01/01/37 10,621
Chicago O'Hare International Airport Revenue Bonds 7,045 5.000 01/01/37 7,311
Chicago O'Hare International Airport Revenue Bonds 6,950 5.000 01/01/39 7,328
Chicago O'Hare International Airport Revenue Bonds (µ) 1,700 5.250 01/01/40 1,832
Chicago O'Hare International Airport Revenue Bonds 400 4.000 01/01/42 389
Chicago O'Hare International Airport Revenue Bonds (µ) 1,000 5.250 01/01/42 1,069
Chicago O'Hare International Airport Revenue Bonds (µ) 4,500 5.000 12/01/44 4,511
Chicago O'Hare International Airport Revenue Bonds 8,970 5.250 12/01/49 8,993
Chicago Park District General Obligation Limited (µ) 5,000 4.000 01/01/32 5,078
Chicago Park District General Obligation Limited (µ) 6,810 4.000 01/01/33 6,914
Chicago Park District General Obligation Limited 1,000 5.000 01/01/38 1,106
Chicago Park District General Obligation Limited (µ) 3,145 4.000 01/01/39 3,090
Chicago Park District General Obligation Limited (µ) 14,300 5.000 01/01/44 14,723
Chicago Park District General Obligation Limited 2,680 5.250 01/01/46 2,832
Chicago Park District General Obligation Unlimited 700 4.000 01/01/34 710
Chicago Sales Tax Securitization Corp. Revenue Bonds 3,870 5.000 01/01/26 3,961
Chicago Sales Tax Securitization Corp. Revenue Bonds 6,385 5.000 01/01/27 6,641
Chicago Sales Tax Securitization Corp. Revenue Bonds 1,695 5.000 01/01/28 1,797
Chicago Sales Tax Securitization Corp. Revenue Bonds 7,015 5.000 01/01/29 7,559
Chicago Sales Tax Securitization Corp. Revenue Bonds 7,500 5.000 01/01/30 8,208
Chicago Sales Tax Securitization Corp. Revenue Bonds 19,040 5.500 01/01/31 20,752

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 603
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Chicago Sales Tax Securitization Corp. Revenue Bonds 710 4.000 01/01/38 697
Chicago Sales Tax Securitization Corp. Revenue Bonds (µ) 250 5.000 01/01/38 260
Chicago Transit Authority Capital Grant Receipts Revenue Bonds 1,250 5.000 06/01/27 1,296
Chicago Transit Authority Capital Grant Receipts Revenue Bonds 200 5.000 06/01/29 213
Chicago Wastewater Transmission Revenue Bonds (µ) 200 5.000 01/01/36 226
Chicago Wastewater Transmission Revenue Bonds (µ) 1,050 5.000 01/01/37 1,167
City of Belleville Sales Tax Revenue Tax Allocation 40 3.250 07/01/29 39
City of Belleville Sales Tax Revenue Tax Allocation 325 3.750 07/01/41 298
City of Calumet City General Obligation Unlimited (µ) 715 5.500 03/01/29 766
City of Calumet City General Obligation Unlimited (µ) 795 5.500 03/01/31 864
City of Calumet City General Obligation Unlimited (µ) 400 5.500 03/01/36 432
City of Calumet City General Obligation Unlimited (µ) 545 5.500 03/01/37 584
City of Calumet City General Obligation Unlimited (µ) 1,725 4.500 03/01/43 1,636
City of Chicago General Obligation Unlimited (µ) 15 5.250 01/31/23 15
City of Chicago General Obligation Unlimited 670 5.000 01/01/28 700
City of Chicago General Obligation Unlimited 4,675 5.000 01/01/29 4,925
City of Chicago General Obligation Unlimited 870 5.000 01/01/31 917
City of Chicago General Obligation Unlimited 5,000 4.000 01/01/32 5,066
City of Chicago General Obligation Unlimited 4,000 5.000 01/01/32 4,303
City of Chicago General Obligation Unlimited 865 5.250 01/01/32 866
City of Chicago General Obligation Unlimited 1,950 5.000 01/01/33 2,095
City of Chicago General Obligation Unlimited 225 4.000 01/01/35 226
City of Chicago General Obligation Unlimited 600 5.000 01/01/35 647
City of Chicago General Obligation Unlimited 3,700 5.000 01/01/38 3,708
City of Chicago General Obligation Unlimited 4,750 6.000 01/01/38 4,947
City of Chicago General Obligation Unlimited 5,750 5.500 01/01/40 6,208
City of Chicago General Obligation Unlimited 660 5.500 01/01/43 694
City of Chicago General Obligation Unlimited 4,290 5.000 01/01/44 4,371
City of Chicago General Obligation Unlimited 1,465 5.500 01/01/49 1,510
City of Chicago Revenue Bonds (~)(ae)(Ê) 3,000 5.000 11/01/25 3,029
City of Chicago Special Assessment Revenue Bonds (Þ) 300 3.200 12/01/29 276
City of Chicago Special Assessment Revenue Bonds (Þ) 325 3.290 12/01/30 298
City of Chicago Special Assessment Revenue Bonds (Þ) 348 3.380 12/01/31 317
City of Chicago Special Assessment Revenue Bonds (Þ) 275 3.450 12/01/32 250
City of Chicago Wastewater Transmission Revenue Bonds 505 5.000 01/01/29 506
City of Chicago Wastewater Transmission Revenue Bonds 900 5.000 01/01/32 902
City of Chicago Wastewater Transmission Revenue Bonds 2,015 5.000 01/01/34 2,027
City of Chicago Wastewater Transmission Revenue Bonds 1,630 5.000 01/01/35 1,639
City of Chicago Wastewater Transmission Revenue Bonds 4,920 5.000 01/01/36 5,066
City of Chicago Wastewater Transmission Revenue Bonds 4,070 5.000 01/01/39 4,076
City of Chicago Wastewater Transmission Revenue Bonds (µ) 1,000 5.000 01/01/40 1,100
City of Chicago Wastewater Transmission Revenue Bonds (µ) 1,350 5.000 01/01/41 1,475
City of Chicago Wastewater Transmission Revenue Bonds 1,255 5.000 01/01/44 1,258
City of Chicago Waterworks Revenue Bonds 1,000 5.000 11/01/26 1,032
City of Chicago Waterworks Revenue Bonds (µ) 6,000 5.000 11/01/31 6,308
City of Chicago Waterworks Revenue Bonds 1,000 5.000 11/01/34 1,005
City of Country Club Hills General Obligation Unlimited (µ) 1,000 4.000 12/01/29 1,020
City of Galesburg Revenue Bonds 300 5.000 10/01/30 309

See accompanying notes which are an integral part of the financial statements.
604 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Galesburg Revenue Bonds 560 4.000 10/01/36 515
City of Joliet General Obligation Unlimited (µ) 1,000 5.000 12/15/37 1,091
City of Joliet General Obligation Unlimited (µ) 1,000 5.000 12/15/38 1,082
City of Joliet General Obligation Unlimited (µ) 1,080 5.250 12/15/40 1,177
City of Joliet General Obligation Unlimited (µ) 1,195 5.500 12/15/42 1,315
City of Joliet General Obligation Unlimited (µ) 2,725 5.500 12/15/44 2,986
City of Mount Vernon General Obligation Unlimited (µ) 2,530 4.000 12/15/30 2,602
City of Mount Vernon General Obligation Unlimited (µ) 3,155 4.000 12/15/31 3,253
City of Mount Vernon General Obligation Unlimited (µ) 3,275 4.000 12/15/32 3,370
City of Mount Vernon General Obligation Unlimited (µ) 615 4.000 12/15/33 634
City of Mount Vernon General Obligation Unlimited (µ) 680 4.000 12/15/36 687
City of Mount Vernon General Obligation Unlimited (µ) 795 4.000 12/15/40 783
City of Peoria General Obligation Unlimited (µ) 120 5.000 01/01/29 129
City of Peoria General Obligation Unlimited (µ) 200 5.000 01/01/31 214
City of Waukegan Water & Sewer System Revenue Bonds (µ) 315 4.000 12/30/32 326
City of Waukegan Water & Sewer System Revenue Bonds (µ) 325 4.000 12/30/33 336
City of Waukegan Water & Sewer System Revenue Bonds (µ) 275 4.000 12/30/34 282
Cook County Community College District No. 527 General Obligation Unlimited (µ) 580 4.000 12/15/36 584
Cook County Community College District No. 527 General Obligation Unlimited (µ) 625 4.000 12/15/38 624
Cook County High School District No. 209 Proviso Township General Obligation
Limited (µ) 2,475 5.500 12/01/36 2,678
Cook County School District No. 95 General Obligation Unlimited 465 4.000 12/01/24 465
Cook County Township High School District General Obligation Unlimited (µ) 1,000 5.000 12/01/30 1,065
Cook County Township High School District General Obligation Unlimited (µ) 1,100 5.000 12/01/31 1,173
Cook County Township High School District General Obligation Unlimited (µ) 1,160 5.000 12/01/32 1,237
County of Cook General Obligation Unlimited 1,250 5.000 11/15/29 1,359
County of Cook Sales Tax Revenue Bonds 300 5.000 11/15/32 328
County of Cook Sales Tax Revenue Bonds 1,250 5.250 11/15/36 1,310
County of Cook Sales Tax Revenue Bonds 2,000 4.000 11/15/37 2,019
County of Cook Sales Tax Revenue Bonds 1,630 5.000 11/15/37 1,742
County of Cook Sales Tax Revenue Bonds 270 5.000 11/15/38 287
County of Cook Sales Tax Revenue Bonds 500 4.000 11/15/39 484
County of Cook Sales Tax Revenue Bonds 460 4.000 11/15/41 443
County of DuPage General Obligation Limited 600 5.000 01/01/28 614
County of Sangamon General Obligation Limited (µ) 550 3.000 12/15/35 490
County of Union General Obligation Unlimited (µ) 1,000 4.000 09/01/36 1,009
Crawford Hospital District General Obligation Unlimited 580 4.000 01/01/41 525
Governors State University Certificate of Participation (µ) 500 5.000 07/01/24 501
Governors State University Certificate of Participation (µ) 500 5.000 07/01/25 507
Illinois Development Finance Authority Revenue Bonds 2,500
Zero
coupon 07/15/25 2,391
Illinois Finance Authority Revenue Bonds 2,540 4.000 06/15/25 2,548
Illinois Finance Authority Revenue Bonds 300 4.000 10/15/25 292
Illinois Finance Authority Revenue Bonds 465 4.000 10/15/26 446
Illinois Finance Authority Revenue Bonds (Æ)(Ø) 650 5.000 02/15/27 149
Illinois Finance Authority Revenue Bonds 500 5.000 02/15/27 505
Illinois Finance Authority Revenue Bonds (µ) 1,000 4.000 06/15/27 1,014
Illinois Finance Authority Revenue Bonds 485 4.000 10/15/27 460
Illinois Finance Authority Revenue Bonds 150 4.000 11/01/27 148

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 605
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Illinois Finance Authority Revenue Bonds 1,000 5.000 11/01/27 1,015
Illinois Finance Authority Revenue Bonds (Þ) 300 4.000 10/01/28 291
Illinois Finance Authority Revenue Bonds 250 5.000 12/01/28 255
Illinois Finance Authority Revenue Bonds 3,000 5.000 01/01/29 3,126
Illinois Finance Authority Revenue Bonds 400 5.000 02/15/29 406
Illinois Finance Authority Revenue Bonds 520 5.000 08/01/29 532
Illinois Finance Authority Revenue Bonds (Þ) 500 4.000 10/01/29 482
Illinois Finance Authority Revenue Bonds 250 4.000 11/01/29 246
Illinois Finance Authority Revenue Bonds 315 5.000 12/01/29 321
Illinois Finance Authority Revenue Bonds 625 5.000 08/01/30 650
Illinois Finance Authority Revenue Bonds 630 5.000 08/15/30 693
Illinois Finance Authority Revenue Bonds 250 5.000 12/01/30 255
Illinois Finance Authority Revenue Bonds 225 5.000 08/01/31 243
Illinois Finance Authority Revenue Bonds (Þ) 180 4.000 10/01/31 171
Illinois Finance Authority Revenue Bonds 265 4.000 11/01/31 259
Illinois Finance Authority Revenue Bonds 320 5.000 12/01/31 325
Illinois Finance Authority Revenue Bonds 245 5.000 08/01/32 266
Illinois Finance Authority Revenue Bonds (Þ) 340 4.000 10/01/32 321
Illinois Finance Authority Revenue Bonds 500 5.000 12/01/32 507
Illinois Finance Authority Revenue Bonds (Þ) 440 4.000 10/01/33 413
Illinois Finance Authority Revenue Bonds 1,725 5.000 08/15/34 1,912
Illinois Finance Authority Revenue Bonds (Þ) 890 4.000 10/01/34 827
Illinois Finance Authority Revenue Bonds 200 5.000 01/01/36 208
Illinois Finance Authority Revenue Bonds 1,000 5.000 03/01/36 1,000
Illinois Finance Authority Revenue Bonds 2,660 4.000 12/01/36 2,707
Illinois Finance Authority Revenue Bonds 1,000 4.000 07/01/38 1,018
Illinois Finance Authority Revenue Bonds (Þ) 1,300 5.250 08/01/38 1,380
Illinois Finance Authority Revenue Bonds 7,090 4.000 10/01/38 6,719
Illinois Finance Authority Revenue Bonds 1,000 4.000 07/01/39 1,012
Illinois Finance Authority Revenue Bonds 750 5.500 10/01/39 771
Illinois Finance Authority Revenue Bonds 2,000 4.000 12/01/39 2,008
Illinois Finance Authority Revenue Bonds (~)(ae)(Ê) 200 3.875 05/01/40 198
Illinois Finance Authority Revenue Bonds 100 4.000 09/01/41 92
Illinois Finance Authority Revenue Bonds 2,575 4.375 10/01/41 2,531
Illinois Finance Authority Revenue Bonds 100 4.000 11/01/41 88
Illinois Finance Authority Revenue Bonds 11,485 5.000 08/15/44 11,540
Illinois Finance Authority Revenue Bonds 200 5.000 09/01/46 200
Illinois Finance Authority Revenue Bonds (~)(ae)(Ê) 3,500 5.000 05/15/50 3,501
Illinois Finance Authority Revenue Bonds (~)(ae)(Ê) 4,000 5.000 08/15/52 4,168
Illinois Finance Authority Revenue Bonds (~)(Ê) 24,000 4.250 08/15/57 24,000
Illinois General Obligation Unlimited 1,925 5.000 05/01/33 1,927
Illinois General Obligation Unlimited 400 4.000 11/01/34 400
Illinois General Obligation Unlimited 490 5.250 05/01/38 535
Illinois General Obligation Unlimited 805 5.250 05/01/39 874
Illinois General Obligation Unlimited (µ) 1,675 4.000 06/01/41 1,604
Illinois Housing Development Authority Revenue Bonds (~)(ae)(Ê) 1,415 4.000 06/01/26 1,408
Illinois Housing Development Authority Revenue Bonds (~)(Ê) 4,240 5.000 11/01/26 4,337
Illinois Housing Development Authority Revenue Bonds (~)(Ê) 4,730 5.000 02/01/27 4,777

See accompanying notes which are an integral part of the financial statements.
606 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Illinois Municipal Electric Agency Revenue Bonds 4,500 4.000 02/01/34 4,447
Illinois Sports Facilities Authority (The) Revenue Bonds 925 5.000 06/15/30 973
Illinois Sports Facilities Authority (The) Revenue Bonds (µ) 1,000 5.250 06/15/31 1,001
Illinois Sports Facilities Authority (The) Revenue Bonds 480 5.000 06/15/32 509
Illinois State Toll Highway Authority Revenue Bonds 5,000 5.000 12/01/32 5,091
Illinois State Toll Highway Authority Revenue Bonds 5,000 5.000 01/01/37 5,072
Illinois State Toll Highway Authority Revenue Bonds 7,425 5.000 01/01/38 7,480
Illinois State Toll Highway Authority Revenue Bonds 5,650 5.000 01/01/39 5,688
Illinois State Toll Highway Authority Revenue Bonds 9,195 5.000 01/01/40 9,315
Illinois State Toll Highway Authority Revenue Bonds 1,175 5.000 01/01/42 1,219
Illinois State University Revenue Bonds (µ) 500 5.000 04/01/25 505
Jersey & Greene County Community Unit School District No. 100 Jerseyville General
Obligation Unlimited (µ) 1,100 5.000 12/01/27 1,123
Kane Cook & DuPage, etc. Counties Community College District No. 509 Elgin
General Obligation Unlimited 2,670 4.000 12/15/35 2,755
Kane County School District No. 131 Aurora East Side General Obligation (µ) 3,920 5.000 12/01/27 4,116
Kane County School District No. 131 Aurora East Side General Obligation (µ) 2,000 5.000 12/01/28 2,108
Kane County School District No. 131 Aurora East Side General Obligation (µ) 2,000 5.000 12/01/29 2,112
LaSalle-Peru Township High School District No. 120 General Obligation Unlimited
(µ) 635 4.000 12/01/35 643
Macon & De Witt Counties Community Unit School District No. 2 Maroa-Forsyth
General Obligation Unlimited (µ) 815 4.000 12/01/34 845
Macon & De Witt Counties Community Unit School District No. 2 Maroa-Forsyth
General Obligation Unlimited (µ) 865 4.000 12/01/35 893
Macon & De Witt Counties Community Unit School District No. 2 Maroa-Forsyth
General Obligation Unlimited (µ) 500 4.000 12/01/36 513
Madison-Macoupin Etc Counties Community College District No. 536 General
Obligation Unlimited (µ) 1,000 4.000 05/01/29 1,019
McHenry County Community Unit School District No. 12 Johnsburg General
Obligation Unlimited (µ) 850 5.000 01/01/33 856
Metropolitan Pier & Exposition Authority Revenue Bonds 355 5.000 12/15/27 371
Metropolitan Pier & Exposition Authority Revenue Bonds (µ) 305
Zero
coupon 12/15/29 247
Metropolitan Pier & Exposition Authority Revenue Bonds (µ) 5,705
Zero
coupon 06/15/30 4,534
Metropolitan Pier & Exposition Authority Revenue Bonds 1,300 5.000 12/15/30 1,355
Metropolitan Pier & Exposition Authority Revenue Bonds 555 5.000 12/15/31 578
Metropolitan Pier & Exposition Authority Revenue Bonds 600 5.000 12/15/33 625
Metropolitan Pier & Exposition Authority Revenue Bonds (µ) 2,540
Zero
coupon 06/15/34 1,708
Metropolitan Pier & Exposition Authority Revenue Bonds 500 5.000 12/15/34 521
Metropolitan Pier & Exposition Authority Revenue Bonds 540 2.169 12/15/37 396
Metropolitan Pier & Exposition Authority Revenue Bonds 1,500 1.730 12/15/42 1,061
Metropolitan Pier & Exposition Authority Revenue Bonds 1,650 1.452 12/15/47 1,134
Metropolitan Water Reclamation District of Greater Chicago General Obligation
Unlimited 1,500 5.000 12/01/45 1,506
Northern Illinois University Revenue Bonds (µ) 325 5.000 10/01/27 337
Northern Illinois University Revenue Bonds (µ) 850 5.000 04/01/29 890
Northern Illinois University Revenue Bonds (µ) 325 5.000 10/01/29 345
Northern Illinois University Revenue Bonds (µ) 450 5.000 10/01/31 481
Northern Illinois University Revenue Bonds (µ) 1,350 5.000 04/01/33 1,406
Northern Illinois University Revenue Bonds (µ) 1,115 4.000 10/01/36 1,113
Peoria County Community Unit School District No. 323 General Obligation
Unlimited 1,585 4.000 04/01/30 1,629

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 607
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Rock Island County School District No. 41 General Obligation Unlimited (µ) 1,105 5.000 12/01/30 1,183
Rock Island County School District No. 41 General Obligation Unlimited (µ) 665 5.000 12/01/31 712
Rock Island County School District No. 41 General Obligation Unlimited (µ) 625 5.000 12/01/32 670
Rock Island County School District No. 41 General Obligation Unlimited (µ) 675 5.000 12/01/34 722
Sales Tax Securitization Corp. Revenue Bonds 2,200 5.000 01/01/28 2,332
Sales Tax Securitization Corp. Revenue Bonds 2,000 5.000 01/01/29 2,155
Sales Tax Securitization Corp. Revenue Bonds 5,955 5.000 01/01/32 6,272
Sales Tax Securitization Corp. Revenue Bonds 1,000 5.000 01/01/36 1,114
Sangamon & Christian Counties Community Unit School District No. 3A Rochester
General Obligation Unlimited (µ) 720 5.500 02/01/38 788
Sangamon & Christian Counties Community Unit School District No. 3A Rochester
General Obligation Unlimited (µ) 470 5.500 02/01/43 508
Sangamon & Christian Counties Community Unit School District No. 3A Rochester
General Obligation Unlimited (µ) 470 5.500 02/01/47 501
Sangamon County School Districts General Obligation Limited (µ) 1,105 5.000 06/01/30 1,192
Sangamon County School Districts General Obligation Limited (µ) 1,160 5.000 06/01/31 1,257
Sangamon County School Districts General Obligation Limited (µ) 1,220 5.000 06/01/32 1,322
Sangamon County School Districts General Obligation Limited (µ) 1,395 5.000 02/01/33 1,513
Sangamon Logan & Menard Counties Community Unit School District No. 15
Williamsville General Obligation Unlimited (µ) 1,000 4.000 12/01/40 945
South Sangamon Water Commission General Obligation Unlimited (µ) 175 4.000 01/01/33 178
South Sangamon Water Commission General Obligation Unlimited (µ) 55 4.000 01/01/34 56
South Sangamon Water Commission General Obligation Unlimited (µ) 50 4.000 01/01/35 51
South Sangamon Water Commission General Obligation Unlimited (µ) 60 4.000 01/01/37 60
Southern Illinois University Revenue Bonds (µ) 1,470 5.000 04/01/27 1,483
Southern Illinois University Revenue Bonds (µ) 850 5.000 04/01/28 857
Southern Illinois University Revenue Bonds (µ) 300 5.000 04/01/33 320
Southern Illinois University Revenue Bonds (µ) 300 4.000 04/01/35 298
Southwestern Illinois Development Authority Revenue Bonds 2,075 4.000 04/15/33 2,126
Southwestern Illinois Development Authority Revenue Bonds (µ) 1,005 5.000 10/15/33 1,024
Southwestern Illinois Development Authority Revenue Bonds 925 4.000 04/15/34 945
Southwestern Illinois Development Authority Revenue Bonds 1,225 4.000 10/15/35 1,241
Southwestern Illinois Development Authority Revenue Bonds (µ) 2,700 5.500 12/01/36 3,065
Southwestern Illinois Development Authority Revenue Bonds (µ) 2,545 5.500 12/01/39 2,826
St. Clair County Community Unit School District No. 187 Cahokia Revenue Bonds 135 5.000 01/01/26 137
St. Clair County Community Unit School District No. 187 Cahokia Revenue Bonds 250 5.000 01/01/29 265
St. Clair County Community Unit School District No. 187 Cahokia Revenue Bonds 325 5.000 01/01/37 358
St. Clair County Community Unit School District No. 187 Cahokia Revenue Bonds 300 5.000 01/01/38 327
St. Clair County Community Unit School District No. 187 Cahokia Revenue Bonds 350 5.000 01/01/40 376
St. Clair County Community Unit School District No. 187 Cahokia Revenue Bonds 220 5.000 01/01/41 230
St. Clair County Community Unit School District No. 187 Cahokia Revenue Bonds 525 5.000 01/01/43 556
St. Clair County Community Unit School District No. 187 Cahokia Revenue Bonds 600 5.000 01/01/44 620
St. Clair County Community Unit School District No. 187 Cahokia Revenue Bonds 400 5.000 01/01/49 416
State of Illinois General Obligation Unlimited 4,000 5.000 11/01/24 4,019
State of Illinois General Obligation Unlimited 8,275 5.000 01/01/25 8,328
State of Illinois General Obligation Unlimited 4,250 5.000 11/01/25 4,323
State of Illinois General Obligation Unlimited 1,490 5.000 11/01/26 1,537
State of Illinois General Obligation Unlimited 125 5.000 04/01/27 125
State of Illinois General Obligation Unlimited 1,155 5.000 11/01/27 1,208
State of Illinois General Obligation Unlimited 200 5.000 05/01/28 200

See accompanying notes which are an integral part of the financial statements.
608 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
State of Illinois General Obligation Unlimited 1,610 5.000 10/01/28 1,703
State of Illinois General Obligation Unlimited 10,875 5.000 11/01/28 11,349
State of Illinois General Obligation Unlimited 880 5.250 02/01/29 881
State of Illinois General Obligation Unlimited 4,085 5.000 03/01/29 4,346
State of Illinois General Obligation Unlimited 3,200 5.000 10/01/29 3,393
State of Illinois General Obligation Unlimited 4,775 5.000 11/01/29 4,984
State of Illinois General Obligation Unlimited (µ) 4,500 4.000 02/01/30 4,548
State of Illinois General Obligation Unlimited 1,875 5.000 03/01/30 2,020
State of Illinois General Obligation Unlimited 2,175 5.000 05/01/30 2,177
State of Illinois General Obligation Unlimited 705 5.000 04/01/31 706
State of Illinois General Obligation Unlimited 1,295 5.000 05/01/31 1,296
State of Illinois General Obligation Unlimited 1,300 5.000 05/01/32 1,371
State of Illinois General Obligation Unlimited 120 4.250 01/01/36 120
State of Illinois General Obligation Unlimited 1,500 5.000 02/01/39 1,501
State of Illinois General Obligation Unlimited 1,000 4.000 10/01/39 959
State of Illinois General Obligation Unlimited 825 4.000 10/01/40 780
State of Illinois General Obligation Unlimited 720 5.000 05/01/42 734
State of Illinois General Obligation Unlimited 720 5.000 05/01/43 733
State of Illinois General Obligation Unlimited 1,125 5.500 03/01/47 1,201
State of Illinois Sales Tax Revenue Bonds 460 4.000 06/15/24 461
State of Illinois Sales Tax Revenue Bonds 2,000 5.000 06/15/25 2,028
Town of Cicero General Obligation Unlimited (µ) 500 5.000 01/01/25 502
Town of Cicero General Obligation Unlimited (µ) 1,010 5.000 01/01/26 1,023
Upper Illinois River Valley Redevelopment Authority Revenue Bonds 1,605 5.250 12/01/35 1,678
Upper Illinois River Valley Redevelopment Authority Revenue Bonds 3,075 5.250 12/01/36 3,199
Upper Illinois River Valley Redevelopment Authority Revenue Bonds 3,240 5.250 12/01/37 3,352
Upper Illinois River Valley Redevelopment Authority Revenue Bonds 2,985 5.250 12/01/38 3,069
Upper Illinois River Valley Redevelopment Authority Revenue Bonds (Þ) 410 5.625 03/01/43 408
Village of Bellwood General Obligation Unlimited (µ) 2,075 5.000 12/01/32 2,091
Village of Bradley General Obligation Unlimited (µ) 1,000 5.000 12/15/40 1,068
Village of Mundelein General Obligation Unlimited (µ) 570 4.000 12/15/29 586
Village of Mundelein General Obligation Unlimited (µ) 400 4.000 12/15/30 411
Village of Mundelein General Obligation Unlimited (µ) 500 4.000 12/15/31 513
Village of Mundelein General Obligation Unlimited (µ) 655 4.000 12/15/33 668
Village of Romeoville General Obligation Unlimited 600 5.000 12/30/27 638
Village of Romeoville General Obligation Unlimited 600 5.000 12/30/28 651
Village of Rosemont General Obligation Unlimited (µ) 1,430 5.000 12/01/26 1,486
Village of Rosemont General Obligation Unlimited (µ) 1,500 5.000 12/01/27 1,583
Volo Village Special Service Area No. 3 & 6 Special Tax (µ) 1,094 5.000 03/01/34 1,106
Western Illinois Economic Development Authority Revenue Bonds (µ) 1,140 5.000 01/01/27 1,150
Western Illinois Economic Development Authority Revenue Bonds (µ) 725 5.000 01/01/28 731
Will County School District No. 114 Manhattan General Obligation Unlimited (µ) 1,630 3.500 01/01/25 1,625
Will County School District No. 114 Manhattan General Obligation Unlimited (µ) 355 5.000 01/01/35 396
Will County School District No. 114 Manhattan General Obligation Unlimited (µ) 765 5.250 01/01/39 839
Will County School District No. 114 Manhattan General Obligation Unlimited (µ) 1,030 5.250 01/01/40 1,124
Will County School District No. 114 Manhattan General Obligation Unlimited (µ) 4,700 5.500 01/01/47 5,116
Will County School District No. 210 Lincoln-Way General Obligation Unlimited (µ) 650 4.000 01/01/34 650
Williamson Jackson, Perry, Randolph Counties Community College District No. 530
General Obligation Unlimited (µ) 985 5.000 12/01/24 991

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 609
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Williamson Jackson, Perry, Randolph Counties Community College District No. 530
General Obligation Unlimited (µ) 1,450 5.000 12/01/25 1,479
705,329
Indiana - 1.4%
Avon Community School Building Corp. Revenue Bonds 1,000 5.500 07/15/40 1,138
Brownsburg 1999 School Building Corp. Revenue Bonds 1,540 5.500 07/15/40 1,690
Brownsburg 1999 School Building Corp. Revenue Bonds 4,810 5.500 07/15/42 5,246
City of Rockport Pollution Control Revenue Bonds 1,500 3.050 06/01/25 1,479
City of Rockport Revenue Bonds 1,250 3.125 07/01/25 1,227
Elkhart County Building Corp. Revenue Bonds (µ) 1,265 4.000 12/01/32 1,309
Evansville Industry Redevelopment Authority Revenue Bonds (µ) 1,255 4.000 02/01/33 1,263
Evansville Waterworks District Revenue Bonds (µ) 500 5.000 01/01/37 553
Indiana Finance Authority Revenue Bonds 2,250 0.650 08/01/25 2,115
Indiana Finance Authority Revenue Bonds (~)(ae)(Ê) 2,475 0.120 05/01/28 2,474
Indiana Finance Authority Revenue Bonds 1,800 1.400 08/01/29 1,512
Indiana Finance Authority Revenue Bonds 25 4.000 07/01/30 24
Indiana Finance Authority Revenue Bonds 1,000 3.000 11/01/30 916
Indiana Finance Authority Revenue Bonds 325 5.000 02/01/31 345
Indiana Finance Authority Revenue Bonds 500 5.000 02/01/32 530
Indiana Finance Authority Revenue Bonds 800 5.000 06/01/38 833
Indiana Finance Authority Revenue Bonds 675 5.000 10/01/38 755
Indiana Finance Authority Revenue Bonds 40 5.000 07/01/40 39
Indiana Finance Authority Revenue Bonds 23,285 5.000 12/01/40 23,466
Indiana Finance Authority Revenue Bonds 1,500 5.000 10/01/42 1,610
Indiana Finance Authority Revenue Bonds 855 5.000 06/01/43 876
Indiana Finance Authority Revenue Bonds (~)(ae)(Ê) 400 2.100 11/01/49 378
Indiana Housing & Community Development Authority Revenue Bonds (~)(ae)(Ê) 3,055 5.000 10/01/26 3,072
Indianapolis Local Public Improvement Bond Bank Revenue Bonds 2,650 5.000 01/01/48 2,826
IPS Multi-School Building Corp. Revenue Bonds 2,500 5.250 07/15/42 2,730
Metropolitan School District of Township School Building Corp. Revenue Bonds 1,020 4.000 07/10/33 1,046
Metropolitan School District of Township School Building Corp. Revenue Bonds 1,125 4.000 07/10/34 1,154
Metropolitan School District of Township School Building Corp. Revenue Bonds 1,000 5.000 07/15/35 1,079
Metropolitan School District of Township School Building Corp. Revenue Bonds 1,100 5.000 07/15/36 1,181
Northwestern School Building Corp. Revenue Bonds 800 6.000 07/15/39 911
Northwestern School Building Corp. Revenue Bonds 1,000 6.000 07/15/41 1,127
Tippecanoe County School Building Corp. Revenue Bonds 500 6.000 07/15/41 586
Tri-Creek 2002 High School Building Corp. Revenue Bonds 3,720 5.500 07/15/41 4,158
Tri-Creek 2002 High School Building Corp. Revenue Bonds 4,930 5.500 07/15/43 5,465
75,113
Iowa - 0.5%
City of Altoona Certificate of Participation (µ) 1,205 5.000 06/01/37 1,286
City of Altoona Certificate of Participation (µ) 245 5.000 06/01/38 260
City of Altoona Certificate of Participation (µ) 800 5.000 06/01/39 847
City of Ames Revenue Bonds 2,000 5.000 06/15/31 2,052
City of Coralville Certificate of Participation 840 4.000 06/01/31 788
City of Coralville General Obligation Unlimited 735 5.000 05/01/36 754
City of Coralville General Obligation Unlimited 1,400 5.000 05/01/38 1,418
City of Coralville General Obligation Unlimited 2,265 5.000 05/01/40 2,274
City of Coralville General Obligation Unlimited 1,650 5.000 05/01/41 1,652

See accompanying notes which are an integral part of the financial statements.
610 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Coralville General Obligation Unlimited 860 5.000 05/01/42 805
City of Des Moines General Obligation Unlimited 1,480 1.500 06/01/34 1,092
City of Orange Sewer Revenue Bonds (µ) 440 4.000 06/01/34 443
City of Waterloo General Obligation Unlimited 700 4.500 06/01/27 712
Dubuque Community School District Revenue Bonds (µ) 600 3.000 07/01/36 542
Dubuque Community School District Revenue Bonds (µ) 675 3.000 07/01/37 596
Iowa City Community School District General Obligation Unlimited 2,000 2.500 06/01/38 1,544
Iowa Finance Authority Revenue Bonds (~)(ae)(Ê) 900 4.000 12/01/50 926
Iowa Higher Education Loan Authority Revenue Bonds 375 4.000 10/01/30 370
Iowa Higher Education Loan Authority Revenue Bonds 395 4.000 10/01/31 388
Iowa Higher Education Loan Authority Revenue Bonds 325 4.000 10/01/35 311
Iowa Higher Education Loan Authority Revenue Bonds 365 5.000 10/01/35 383
Iowa Higher Education Loan Authority Revenue Bonds 370 5.000 10/01/36 386
Iowa Higher Education Loan Authority Revenue Bonds 400 5.000 10/01/37 414
Tobacco Settlement Financing Corp. Revenue Bonds 485 4.000 06/01/49 477
West Des Moines Community School District Infrastructure Sales Services & Use Tax
Revenue Bonds (µ) 2,265 6.000 07/01/29 2,531
Xenia Rural Water District Revenue Bonds 3,000 5.000 12/01/28 3,121
26,372
Kansas - 0.3%
Butler County Unified School District No. 490 El Dorado General Obligation
Unlimited (µ) 1,375 3.000 09/01/39 1,145
City of Burlington Revenue Bonds (~)(ae)(Ê) 1,225 4.300 06/01/26 1,221
City of Manhattan Revenue Bonds 330 4.000 06/01/27 325
City of Manhattan Revenue Bonds 625 4.000 06/01/36 569
City of Prairie Village Tax Allocation 205 2.875 04/01/30 198
City of Prairie Village Tax Allocation 500 3.125 04/01/36 457
Crawford County Unified School District No. 250 Pittsburg General Obligation
Unlimited (µ)(ae) 85 5.000 09/01/35 90
Kansas Municipal Energy Agency Revenue Bonds (µ) 1,110 5.000 04/01/31 1,140
Kansas Municipal Energy Agency Revenue Bonds (µ) 1,000 5.000 04/01/32 1,026
Kansas Municipal Energy Agency Revenue Bonds (µ) 1,000 5.000 04/01/38 1,025
University of Kansas Hospital Authority Revenue Bonds 2,775 4.000 03/01/36 2,818
University of Kansas Hospital Authority Revenue Bonds 2,500 4.000 03/01/37 2,517
Wyandotte County City Unified Government Revenue Bonds 1,415 4.500 06/01/40 1,297
Wyandotte County Unified School District No. 500 Kansas City General Obligation
Unlimited (ae) 750 4.125 09/01/37 765
14,593
Kentucky - 1.0%
City of Ashland Revenue Bonds 2,565 5.000 02/01/40 2,575
County of Boone Revenue Bonds 2,750 3.700 08/01/27 2,713
County of Owen Revenue Bonds (~)(ae)(Ê) 200 3.875 06/01/40 199
Fayette County School District Finance Corp. Revenue Bonds 800 4.000 03/01/45 764
Fayette County School District Finance Corp. Revenue Bonds 850 4.000 03/01/48 800
Kentucky Bond Development Corp. Revenue Bonds (µ) 2,300 5.000 09/01/49 2,383
Kentucky Economic Development Finance Authority Revenue Bonds 1,785 4.000 07/01/31 1,756
Kentucky Economic Development Finance Authority Revenue Bonds 1,000 5.000 07/01/33 1,008
Kentucky Economic Development Finance Authority Revenue Bonds 325 5.000 08/01/44 334
Kentucky Economic Development Finance Authority Revenue Bonds 2,105 5.000 01/01/45 2,076
Kentucky Property & Building Commission Revenue Bonds 1,900 5.000 11/01/25 1,938

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 611
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Kentucky Property & Building Commission Revenue Bonds (µ) 2,750 5.000 05/01/31 2,925
Kentucky Property & Building Commission Revenue Bonds (µ) 2,000 5.000 05/01/32 2,127
Kentucky Public Energy Authority Revenue Bonds (~)(ae)(Ê) 8,075 5.250 02/01/32 8,534
Kentucky Public Energy Authority Revenue Bonds (~)(ae)(Ê) 3,625 4.000 12/01/49 3,624
Kentucky Public Energy Authority Revenue Bonds (~)(ae)(Ê) 2,000 4.000 02/01/50 1,994
Kentucky Public Energy Authority Revenue Bonds (~)(ae)(Ê) 470 4.000 08/01/52 464
Kentucky State Property & Building Commission Revenue Bonds 4,725 5.000 11/01/25 4,820
Kentucky State Property & Building Commission Revenue Bonds 7,270 5.000 11/01/27 7,675
Louisville/Jefferson County Metropolitan Government Revenue Bonds 780 5.000 10/01/32 797
Louisville/Jefferson County Metropolitan Government Revenue Bonds 2,250 2.000 10/01/33 1,769
Louisville/Jefferson County Metropolitan Government Revenue Bonds 875 4.000 10/01/34 877
Louisville/Jefferson County Metropolitan Government Revenue Bonds 2,350 4.000 10/01/40 2,230
Louisville/Jefferson County Metropolitan Government Revenue Bonds 830 5.000 10/01/41 883
Louisville/Jefferson County Metropolitan Government Revenue Bonds 560 5.000 10/01/42 592
55,857
Louisiana - 2.0%
Calcasieu Parish Memorial Hospital Service District Revenue Bonds 1,455 5.000 12/01/26 1,436
Cameron Parish School District No. 15 General Obligation Unlimited 230 5.000 10/01/27 239
Cameron Parish School District No. 15 General Obligation Unlimited 275 5.000 10/01/28 289
Cameron Parish School District No. 15 General Obligation Unlimited 305 5.000 10/01/30 328
Cameron Parish School District No. 15 General Obligation Unlimited 300 4.000 10/01/31 306
Cameron Parish School District No. 15 General Obligation Unlimited 485 4.000 10/01/32 493
Cameron Parish School District No. 15 General Obligation Unlimited 520 4.000 10/01/33 526
City of New Orleans Sewerage Service Revenue Bonds 1,000 5.000 06/01/35 1,015
City of New Orleans Sewerage Service Revenue Bonds (µ) 40 4.000 06/01/36 41
City of New Orleans Sewerage Service Revenue Bonds (µ) 40 4.000 06/01/37 41
City of New Orleans Sewerage Service Revenue Bonds (µ) 40 4.000 06/01/38 40
City of New Orleans Sewerage Service Revenue Bonds (µ) 350 4.000 06/01/40 348
City of Shreveport Water & Sewer Revenue Bonds (µ) 1,020 5.000 12/01/31 1,068
City of Shreveport Water & Sewer Revenue Bonds (µ) 2,955 5.000 12/01/32 2,983
City of Shreveport Water & Sewer Revenue Bonds (µ) 1,000 5.000 12/01/33 1,009
City of Shreveport Water & Sewer Revenue Bonds (µ) 5,000 4.000 12/01/44 4,784
East Baton Rouge Parish Industrial Development Board, Inc. Revenue Bonds (~)(Ê) 28,800 0.180 08/01/35 28,800
East Baton Rouge Parish Industrial Development Board, Inc. Revenue Bonds (~)(Ê) 8,830 0.180 12/01/40 8,830
Greater New Orleans Expressway Commission Revenue Bonds (µ) 805 5.000 11/01/37 817
Greater New Orleans Expressway Commission Revenue Bonds (µ) 1,910 5.000 11/01/42 1,929
Jefferson Parish Consolidated Sewerage District No. 1 Revenue Bonds (µ) 1,000 4.000 02/01/38 1,006
Jefferson Parish Consolidated Sewerage District No. 1 Revenue Bonds (µ) 1,630 4.000 02/01/39 1,627
Jefferson Parish Consolidated Sewerage District No. 1 Revenue Bonds (µ) 370 4.000 02/01/42 359
Juban Trails Community Development District Special Assessment 75 3.375 06/01/27 71
Juban Trails Community Development District Special Assessment 290 3.750 06/01/32 263
Lafayette Consolidated Government Revenue Bonds (µ) 700 5.000 11/01/29 711
Louisiana Housing Corp. Revenue Bonds 3,870 5.000 07/01/26 3,920
Louisiana Housing Corp. Revenue Bonds 880 4.500 12/01/47 876
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds (µ) 2,500 5.000 10/01/28 2,662
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds 5,050 3.500 11/01/32 4,758
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds (µ) 470 5.000 10/01/33 500

See accompanying notes which are an integral part of the financial statements.
612 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds 6,000 2.500 04/01/36 4,788
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds (µ) 1,045 4.000 10/01/37 1,050
Louisiana Offshore Terminal Authority Revenue Bonds 2,500 4.150 09/01/27 2,497
Louisiana Offshore Terminal Authority Revenue Bonds (~)(ae)(Ê) 2,500 4.200 09/01/28 2,524
Louisiana Public Facilities Authority Revenue Bonds (µ) 1,615 5.000 09/01/29 1,620
Louisiana Public Facilities Authority Revenue Bonds 620 5.000 10/01/32 670
Louisiana Public Facilities Authority Revenue Bonds 780 5.000 10/01/34 839
Louisiana Public Facilities Authority Revenue Bonds 1,000 5.000 10/01/35 1,071
Louisiana Public Facilities Authority Revenue Bonds 1,000 4.000 10/01/42 964
Louisiana Public Facilities Authority Revenue Bonds 100 4.000 07/01/44 91
Louisiana Public Facilities Authority Revenue Bonds (~)(ae)(Ê) 2,500 5.000 06/01/45 2,607
Louisiana Stadium & Exposition District Revenue Bonds 1,050 5.000 07/01/37 1,165
Louisiana Stadium & Exposition District Revenue Bonds 200 5.000 07/01/38 220
New Orleans Aviation Board Revenue Bonds (µ) 2,250 5.000 01/01/33 2,381
Parish of St. John the Baptist Revenue Bonds (~)(ae)(Ê) 1,410 2.000 06/01/37 1,395
Parish of St. John the Baptist Revenue Bonds (~)(ae)(Ê) 2,440 2.100 06/01/37 2,429
Parish of St. John the Baptist Revenue Bonds (~)(ae)(Ê) 3,265 2.200 06/01/37 3,108
Port New Orleans Board of Commissioners Revenue Bonds (µ) 1,000 5.000 04/01/48 1,016
Red River Parish School Board General Obligation Unlimited 630 5.000 03/01/28 664
State of Louisiana Gasoline & Fuels Tax Revenue Bonds (SOFR + 0.500%)(ae)(Ê) 545 4.224 05/01/43 535
State of Louisiana General Obligation Unlimited 2,500 5.000 03/01/38 2,737
State of Louisiana General Obligation Unlimited 1,000 5.000 03/01/40 1,071
State of Louisiana Revenue Bonds 1,300 5.000 06/15/28 1,301
108,818
Maine - 0.1%
City of Portland General Airport Revenue Bonds 800 4.000 01/01/39 777
Maine Health & Higher Educational Facilities Authority Revenue Bonds (µ) 150 5.000 07/01/38 162
Maine Health & Higher Educational Facilities Authority Revenue Bonds (µ) 275 5.000 07/01/40 292
Maine Health & Higher Educational Facilities Authority Revenue Bonds (µ) 350 5.000 07/01/42 368
Maine Health & Higher Educational Facilities Authority Revenue Bonds 1,000 4.000 07/01/45 957
Maine State Housing Authority Revenue Bonds 470 5.000 06/15/36 511
Maine State Housing Authority Revenue Bonds 455 5.000 06/15/37 489
3,556
Maryland - 1.0%
Baltimore Research Park Project Revenue Bonds 85 4.000 01/01/32 84
Baltimore Research Park Project Revenue Bonds 70 4.000 01/01/33 69
Baltimore Research Park Project Revenue Bonds 235 4.000 01/01/34 237
Baltimore Research Park Project Revenue Bonds 245 4.000 01/01/37 245
Baltimore Research Park Project Revenue Bonds 415 4.000 01/01/38 408
Baltimore Research Park Project Revenue Bonds 365 4.000 01/01/39 342
City of Annapolis General Obligation Unlimited 1,725 4.000 08/01/27 1,770
City of Baltimore Revenue Bonds 150 4.500 06/01/33 149
City of Baltimore Revenue Bonds (µ) 1,460 4.000 07/01/36 1,491
City of Baltimore Revenue Bonds (µ) 2,030 4.000 07/01/37 2,055
City of Baltimore Revenue Bonds (µ) 605 4.000 07/01/39 606
City of Baltimore Revenue Bonds 100 4.875 06/01/42 98
City of Gaithersburg Revenue Bonds 675 5.000 01/01/37 678
City of Gaithersburg Revenue Bonds 600 5.125 01/01/42 592

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 613
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
County of Baltimore General Obligation Unlimited 500 5.000 03/01/33 546
County of Baltimore Revenue Bonds 2,805 4.000 01/01/25 2,797
County of Baltimore Revenue Bonds 1,000 5.000 07/01/49 1,035
County of Charles General Obligation Unlimited 2,870 1.625 10/01/34 2,207
County of Charles General Obligation Unlimited 1,955 1.750 10/01/35 1,493
County of Frederick Special Tax 750 4.000 07/01/35 753
County of Frederick Special Tax 860 4.000 07/01/36 858
County of Frederick Special Tax 500 4.000 07/01/38 485
County of Frederick Special Tax 500 4.000 07/01/39 475
County of Frederick Special Tax 500 4.000 07/01/40 469
County of Frederick Tax Allocation 890 3.250 07/01/29 827
County of Prince George's General Obligation Limited 5,070 5.000 07/15/33 5,451
County of Prince George's Special Obligation Tax Allocation (Þ) 275 5.125 07/01/39 274
Maryland Community Development Administration Revenue Bonds 3,000 5.000 09/01/42 3,115
Maryland Community Development Administration Revenue Bonds 2,040 4.500 09/01/48 2,038
Maryland Economic Development Corp. Revenue Bonds 1,500 5.000 06/01/35 1,571
Maryland Economic Development Corp. Revenue Bonds (~)(ae)(Ê) 1,625 4.100 10/01/36 1,660
Maryland Economic Development Corp. Revenue Bonds 1,000 5.375 07/01/38 1,069
Maryland Economic Development Corp. Revenue Bonds 1,250 5.625 07/01/43 1,343
Maryland Health & Higher Educational Facilities Authority Revenue Bonds (~)(ae)
(Ê) 1,000 5.000 07/01/45 1,007
Maryland Stadium Authority Revenue Bonds 2,500 5.000 05/01/47 2,570
Maryland State Transportation Authority Revenue Bonds 3,200 3.000 07/01/33 3,001
State of Maryland Department of Transportation Revenue Bonds 3,000 5.000 12/01/26 3,131
State of Maryland General Obligation Unlimited 2,500 5.000 06/01/35 2,870
Washington Suburban Sanitary Commission Revenue Bonds 3,130 5.000 06/01/27 3,307
53,176
Massachusetts - 1.0%
City of Somerville General Obligation Unlimited 1,500 2.000 10/15/38 1,102
Commonwealth of Massachusetts General Obligation Limited (µ) 1,000 5.500 08/01/30 1,137
Commonwealth of Massachusetts General Obligation Limited 1,010 2.000 03/01/38 753
Commonwealth of Massachusetts General Obligation Limited 4,000 4.000 05/01/39 3,973
Commonwealth of Massachusetts General Obligation Limited 4,000 4.000 02/01/42 3,923
Commonwealth of Massachusetts General Obligation Limited 2,000 4.000 09/01/42 1,961
Commonwealth of Massachusetts General Obligation Limited 5,425 5.250 09/01/43 5,742
Commonwealth of Massachusetts General Obligation Unlimited 3,490 2.000 03/01/37 2,685
Commonwealth of Massachusetts Transportation Fund Revenue Bonds 3,000
Zero
coupon 07/01/31 2,256
Massachusetts Clean Water Trust (The) Revenue Bonds (ae) 775 4.000 08/01/33 775
Massachusetts Clean Water Trust (The) Revenue Bonds (ae) 800 4.000 08/01/34 800
Massachusetts Development Finance Agency Revenue Bonds (~)(Ê) 4,500 5.000 11/01/26 4,543
Massachusetts Development Finance Agency Revenue Bonds (Þ) 1,000 5.000 11/15/28 1,029
Massachusetts Development Finance Agency Revenue Bonds 1,675 5.000 07/01/31 1,713
Massachusetts Development Finance Agency Revenue Bonds 1,200 5.000 10/01/31 1,226
Massachusetts Development Finance Agency Revenue Bonds 1,240 5.000 10/01/32 1,266
Massachusetts Development Finance Agency Revenue Bonds 750 5.000 10/01/33 765
Massachusetts Development Finance Agency Revenue Bonds 835 5.000 10/01/34 850
Massachusetts Development Finance Agency Revenue Bonds 405 5.250 10/01/36 427
Massachusetts Development Finance Agency Revenue Bonds 500 5.250 10/01/37 522
Massachusetts Development Finance Agency Revenue Bonds 575 5.000 07/01/38 572

See accompanying notes which are an integral part of the financial statements.
614 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Massachusetts Development Finance Agency Revenue Bonds 515 5.250 10/01/38 534
Massachusetts Development Finance Agency Revenue Bonds 475 4.000 07/01/42 428
Massachusetts Development Finance Agency Revenue Bonds 1,000 5.000 03/01/44 956
Massachusetts Educational Financing Authority Revenue Bonds 4,200 5.000 08/15/37 4,269
Massachusetts Housing Finance Agency Revenue Bonds 1,820 0.800 12/01/25 1,705
Massachusetts School Building Authority Revenue Bonds 3,655 5.000 11/15/39 3,768
Massachusetts State General Obligation 3,825 5.000 07/01/37 3,939
53,619
Michigan - 2.5%
Calhoun County Hospital Finance Authority Revenue Bonds 750 5.000 02/15/28 755
Center Line Public Schools General Obligation Unlimited 1,000 5.250 05/01/43 1,076
City of Detroit General Obligation Unlimited 35 5.000 04/01/25 35
City of Detroit General Obligation Unlimited 40 5.000 04/01/26 41
City of Detroit General Obligation Unlimited 80 5.000 04/01/27 82
City of Detroit General Obligation Unlimited 85 5.000 04/01/28 88
City of Detroit General Obligation Unlimited 350 5.250 05/01/28 366
City of Detroit General Obligation Unlimited 60 5.000 04/01/29 63
City of Detroit General Obligation Unlimited 800 5.250 05/01/29 849
City of Detroit General Obligation Unlimited 260 5.000 04/01/30 274
City of Detroit General Obligation Unlimited 750 5.250 05/01/30 801
City of Detroit General Obligation Unlimited 600 5.250 05/01/31 646
City of Detroit General Obligation Unlimited 730 5.250 05/01/32 791
City of Detroit General Obligation Unlimited 470 5.500 04/01/33 508
City of Detroit General Obligation Unlimited 895 5.250 05/01/33 975
City of Detroit General Obligation Unlimited 750 5.000 04/01/34 791
City of Detroit General Obligation Unlimited 330 5.500 04/01/34 356
City of Detroit General Obligation Unlimited 150 5.000 04/01/35 158
City of Detroit General Obligation Unlimited 350 5.500 04/01/35 377
City of Detroit General Obligation Unlimited 335 5.000 04/01/36 351
City of Detroit General Obligation Unlimited 300 5.000 04/01/37 312
City of Detroit General Obligation Unlimited 50 5.000 04/01/38 52
City of Detroit General Obligation Unlimited 250 5.000 04/01/39 257
City of Detroit Sewage Disposal System Revenue Bonds (CME Term SOFR 3 Month
+ 0.600%)(µ)(Ê) 3,160 0.735 07/01/32 3,027
Detroit Downtown Development Authority Tax Allocation (µ) 700 5.000 07/01/29 701
Detroit Downtown Development Authority Tax Allocation 1,785 5.000 07/01/33 1,786
Downriver Utility Wastewater Authority Revenue Bonds (µ) 895 5.000 04/01/28 948
Eastern Michigan University Revenue Bonds (µ) 2,000 5.000 03/01/31 2,079
Eastern Michigan University Revenue Bonds (µ) 1,000 5.000 03/01/33 1,041
Ferndale Public Schools General Obligation Unlimited 1,010 5.000 05/01/41 1,082
Ferndale Public Schools General Obligation Unlimited 1,400 5.000 05/01/46 1,476
Grand Rapids Charter Township Economic Development Corp. 2,365 4.000 05/15/27 2,275
Grand Rapids Public Schools General Obligation Unlimited (µ) 2,430 5.000 05/01/34 2,481
Grand Rapids Public Schools General Obligation Unlimited (µ) 1,000 5.000 11/01/34 1,078
Grand Rapids Public Schools General Obligation Unlimited (µ) 1,000 5.000 05/01/35 1,020
Grand Traverse County Hospital Finance Authority Revenue Bonds 150 5.000 07/01/25 152
Grand Traverse County Hospital Finance Authority Revenue Bonds 365 5.000 07/01/26 375
Grand Traverse County Hospital Finance Authority Revenue Bonds 130 5.000 07/01/27 136
Grand Traverse County Hospital Finance Authority Revenue Bonds 100 5.000 07/01/28 106

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 615
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Great Lakes Water Authority Sewage Disposal System Revenue Bonds 1,000 5.000 07/01/26 1,034
Great Lakes Water Authority Sewage Disposal System Revenue Bonds 3,000 5.000 07/01/35 3,083
Great Lakes Water Authority Sewage Disposal System Revenue Bonds 2,075 5.000 07/01/37 2,360
Great Lakes Water Authority Sewage Disposal System Revenue Bonds 3,000 5.000 07/01/38 3,399
Great Lakes Water Authority Sewage Disposal System Revenue Bonds 2,650 5.000 07/01/46 2,688
Hudsonville Public Schools General Obligation Unlimited 1,185 4.000 05/01/36 1,221
Hudsonville Public Schools General Obligation Unlimited 1,565 4.000 05/01/38 1,586
Hudsonville Public Schools General Obligation Unlimited 1,060 4.000 05/01/39 1,068
Imlay City Community Schools General Obligation Unlimited 500 4.000 05/01/37 512
Kalamazoo Hospital Finance Authority Revenue Bonds (ae) 10 4.000 05/15/31 10
Kalamazoo Hospital Finance Authority Revenue Bonds 1,490 4.000 05/15/31 1,500
Karegnondi Water Authority Revenue Bonds 855 5.000 11/01/34 888
Karegnondi Water Authority Revenue Bonds 1,000 5.000 11/01/35 1,036
Karegnondi Water Authority Revenue Bonds 1,400 5.000 11/01/37 1,440
Michigan Finance Authority Revenue Bonds 2,000 5.000 04/01/25 2,022
Michigan Finance Authority Revenue Bonds 1,575 5.250 02/01/27 1,576
Michigan Finance Authority Revenue Bonds 4,655 5.000 07/01/28 4,662
Michigan Finance Authority Revenue Bonds 4,000 5.000 04/15/29 4,315
Michigan Finance Authority Revenue Bonds 1,410 5.000 07/01/29 1,412
Michigan Finance Authority Revenue Bonds (ae) 655 5.000 11/15/29 664
Michigan Finance Authority Revenue Bonds 2,245 5.000 11/15/29 2,275
Michigan Finance Authority Revenue Bonds 4,155 5.000 04/15/30 4,541
Michigan Finance Authority Revenue Bonds 1,000 5.000 07/01/30 1,001
Michigan Finance Authority Revenue Bonds 285 4.000 02/01/32 266
Michigan Finance Authority Revenue Bonds 1,500 5.000 11/15/32 1,552
Michigan Finance Authority Revenue Bonds 1,000 4.000 06/01/34 1,021
Michigan Finance Authority Revenue Bonds 1,500 5.000 02/15/35 1,599
Michigan Finance Authority Revenue Bonds 500 5.000 07/01/35 504
Michigan Finance Authority Revenue Bonds 1,500 4.000 11/15/36 1,444
Michigan Finance Authority Revenue Bonds 585 5.000 12/01/36 585
Michigan Finance Authority Revenue Bonds 2,230 5.000 12/01/39 2,339
Michigan Finance Authority Revenue Bonds 675 5.000 06/01/40 702
Michigan Finance Authority Revenue Bonds 2,405 5.000 11/01/44 2,430
Michigan Finance Authority Revenue Bonds 350 5.500 02/28/49 378
Michigan Finance Authority Revenue Bonds 850 5.000 06/01/49 867
Michigan Mathematics & Science Initiative Revenue Bonds 350 4.000 01/01/31 334
Michigan State Housing Development Authority Revenue Bonds (~)(ae)(Ê) 7,870 5.000 12/01/25 7,884
Michigan State Housing Development Authority Revenue Bonds (~)(Ê) 5,790 3.625 04/01/42 5,718
Michigan State Housing Development Authority Revenue Bonds 3,430 4.250 12/01/49 3,408
Richmond Community Schools General Obligation Unlimited 2,665 4.000 05/01/38 2,700
South Lyon Community Schools General Obligation Unlimited (µ) 435 5.000 05/01/38 476
South Lyon Community Schools General Obligation Unlimited (µ) 1,000 5.000 05/01/39 1,079
South Lyon Community Schools General Obligation Unlimited (µ) 1,570 5.000 05/01/41 1,667
South Lyon Community Schools General Obligation Unlimited (µ) 750 5.000 05/01/43 792
State of Michigan Revenue Bonds 1,000 3.250 05/01/32 964
State of Michigan Trunk Line Revenue Bonds 10,000 5.500 11/15/44 11,295
State of Michigan Trunk Line Revenue Bonds 1,105 5.000 11/15/45 1,182
Summit Academy North Revenue Bonds 335 2.250 11/01/26 315

See accompanying notes which are an integral part of the financial statements.
616 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Summit Academy North Revenue Bonds 780 4.000 11/01/31 733
Wayne County Airport Authority Revenue Bonds 635 5.000 12/01/29 638
Wayne County Airport Authority Revenue Bonds 300 5.000 12/01/37 330
Wayne County Airport Authority Revenue Bonds (µ) 3,915 5.000 12/01/39 3,928
Wayne County Airport Authority Revenue Bonds 1,330 5.000 12/01/46 1,406
Wyoming Public Schools General Obligation Unlimited (µ) 685 4.000 05/01/41 687
133,283
Minnesota - 0.3%
City of Crookston Revenue Bonds 2,410 5.000 05/01/34 2,015
City of Independence Revenue Bonds 175 4.000 07/01/31 163
City of Minneapolis Revenue Bonds 1,625 4.000 11/15/37 1,630
City of Minneapolis/St. Paul Housing & Redevelopment Authority Revenue Bonds 965 5.000 11/15/28 997
City of St. Cloud Revenue Bonds 175 5.000 05/01/48 180
City of St. Cloud Revenue Bonds 250 4.000 05/01/49 227
City of Woodbury Revenue Bonds 50 3.000 12/01/30 44
Duluth Economic Development Authority Revenue Bonds 425 5.000 06/15/30 446
Duluth Economic Development Authority Revenue Bonds 475 5.000 06/15/32 505
Duluth Economic Development Authority Revenue Bonds 105 5.000 06/15/33 112
Duluth Economic Development Authority Revenue Bonds 500 4.000 06/15/34 498
Duluth Independent School District No. 709 Certificate of Participation 395 5.000 02/01/26 405
Elk River Independent School District No. 728 General Obligation Unlimited 5,750 2.250 02/01/37 4,562
Housing & Redevelopment Authority of The City of St Paul Revenue Bonds 1,190 4.250 12/01/32 1,191
Minneapolis Special School District No. 1 General Obligation Unlimited 800 4.000 02/01/37 817
Minnesota Higher Education Facilities Authority Revenue Bonds 25 4.000 12/01/26 25
Minnesota Higher Education Facilities Authority Revenue Bonds 30 4.000 12/01/27 30
Minnesota Higher Education Facilities Authority Revenue Bonds 35 4.000 12/01/28 34
Minnesota Higher Education Facilities Authority Revenue Bonds 1,015 5.000 10/01/29 1,064
Minnesota Higher Education Facilities Authority Revenue Bonds 20 4.000 12/01/29 20
Minnesota Higher Education Facilities Authority Revenue Bonds 40 4.000 12/01/30 39
Minnesota Higher Education Facilities Authority Revenue Bonds 585 5.000 10/01/31 614
Minnesota Higher Education Facilities Authority Revenue Bonds 30 4.000 12/01/31 29
Port Authority of the City of St. Paul Revenue Bonds 250 3.000 10/01/34 227
Port Authority of the City of St. Paul Revenue Bonds 500 4.000 10/01/41 462
16,336
Mississippi - 0.9%
County of Lowndes Revenue Bonds (~)(ae)(Ê) 1,500 2.650 04/01/37 1,447
Mississippi Business Finance Corp. Revenue Bonds (~)(Ê) 4,800 0.140 12/01/30 4,800
Mississippi Business Finance Corp. Revenue Bonds (~)(Ê) 20,223 0.180 12/01/30 20,223
Mississippi Business Finance Corp. Revenue Bonds (~)(Ê) 3,440 0.250 12/01/30 3,440
Mississippi Business Finance Corp. Revenue Bonds (~)(Ê) 10,335 0.180 11/01/35 10,335
Mississippi Development Bank Revenue Bonds (Þ) 100 5.000 10/01/26 100
Mississippi Development Bank Revenue Bonds (Þ) 200 5.000 10/01/27 202
Mississippi Development Bank Revenue Bonds (Þ) 300 5.000 10/01/29 306
Mississippi Development Bank Revenue Bonds (µ) 1,000 5.000 03/01/34 1,024
Mississippi Development Bank Revenue Bonds (µ) 700 4.000 04/01/38 698
Mississippi Development Bank Revenue Bonds 4,175 5.000 03/01/43 4,287
Mississippi Hospital Equipment & Facilities Authority Revenue Bonds 2,000 5.000 09/01/36 2,025
Warren County Revenue Bonds (~)(ae)(Ê) 500 1.375 05/01/34 485
49,372

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 617
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Missouri - 1.3%
Cape Girardeau County Industrial Development Authority Revenue Bonds 1,000 5.000 03/01/30 1,035
Cape Girardeau County Industrial Development Authority Revenue Bonds 150 4.000 03/01/41 143
City of Poplar Bluff Certificate of Participation 125 2.500 10/01/41 81
City of Poplar Bluff Certificate of Participation 150 2.625 10/01/46 90
City of St. Louis Airport Revenue Bonds (µ) 1,000 5.000 07/01/47 1,021
County of Boone Revenue Bonds 2,230 5.000 08/01/30 1,971
County of Boone Revenue Bonds 1,700 4.000 08/01/33 1,321
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds 525 5.000 02/15/33 539
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds 50 4.000 08/01/36 43
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds 990 4.000 02/15/39 871
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds 50 4.000 08/01/41 40
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds (~)
(ae)(Ê) 5,000 5.000 05/01/52 5,278
Jefferson City School District General Obligation Unlimited 2,115 5.250 03/01/39 2,313
Jefferson City School District General Obligation Unlimited 1,500 5.250 03/01/41 1,621
Jefferson City School District General Obligation Unlimited 8,050 5.500 03/01/43 8,900
Lees Summit Industrial Development Authority Revenue Bonds 225 4.325 08/15/47 225
Lees Summit Industrial Development Authority Revenue Bonds 225 4.825 08/15/47 225
Maryland Heights Industrial Development Authority Revenue Bonds 715 4.375 03/15/30 648
Metropolitan Sewer District Revenue Bonds 6,150 5.000 05/01/47 6,302
Missouri Joint Municipal Electric Utility Commission Revenue Bonds 1,655 5.000 12/01/26 1,673
Missouri Southern State University Revenue Bonds 70 3.000 10/01/26 68
Missouri Southern State University Revenue Bonds 125 4.000 10/01/31 121
Missouri State Health & Educational Facilities Authority Revenue Bonds (~)(Ê) 485 4.000 05/01/26 487
Missouri State Health & Educational Facilities Authority Revenue Bonds (~)(Ê) 1,000 5.000 06/01/28 1,054
Missouri State Health & Educational Facilities Authority Revenue Bonds 340 4.000 02/15/38 340
Missouri State Health & Educational Facilities Authority Revenue Bonds 1,305 4.000 11/15/38 1,310
Missouri State Health & Educational Facilities Authority Revenue Bonds 3,495 4.000 11/15/39 3,499
Missouri State Health & Educational Facilities Authority Revenue Bonds 350 4.000 02/15/44 335
North Kansas City School District No. 74 General Obligation Unlimited 4,000 5.250 03/01/39 4,474
North Kansas City School District No. 75 General Obligation Unlimited 2,500 5.250 03/01/40 2,773
Pattonville R-3 School District General Obligation Unlimited 750 5.500 03/01/39 841
Pattonville R-3 School District General Obligation Unlimited 640 5.250 03/01/41 697
Pattonville R-3 School District General Obligation Unlimited 655 5.250 03/01/43 710
Plaza at Noah's Ark Community Improvement District Revenue Bonds 50 3.000 05/01/24 50
Plaza at Noah's Ark Community Improvement District Revenue Bonds 25 3.000 05/01/26 24
Spring Independent School District General Obligation Unlimited 2,895 5.000 03/01/40 3,160
St. Charles County School District No. R-IV Wentzville General Obligation Unlimited 10,000 1.875 03/01/39 6,874
St. Louis Municipal Finance Corp. Revenue Bonds (µ) 2,000 5.000 10/01/45 2,078
St. Louis Municipal Library District Certificate of Participation (µ) 255 4.000 03/15/35 262
Washington Industrial Development Authority Revenue Bonds 100 2.500 11/01/29 92
Wright City R-II School District General Obligation Unlimited (µ) 500 6.000 03/01/36 599
Wright City R-II School District General Obligation Unlimited (µ) 1,000 6.000 03/01/38 1,171
Wright City R-II School District General Obligation Unlimited (µ) 1,000 6.000 03/01/39 1,166
Wright City R-II School District General Obligation Unlimited (µ) 900 6.000 03/01/41 1,046
67,571
Montana - 0.3%
City of Bozeman Tax Allocation (µ) 500 4.000 07/01/35 516

See accompanying notes which are an integral part of the financial statements.
618 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Bozeman Tax Allocation (µ) 425 4.000 07/01/40 426
City of Forsyth Revenue Bonds 5,300 3.875 07/01/28 5,328
County of Gallatin Revenue Bonds (Þ) 1,350 4.000 10/15/32 1,228
County of Gallatin Revenue Bonds (Þ) 1,850 4.000 10/15/36 1,607
Montana Finance Authority Health Facilities Revenue Bonds 640 5.000 07/01/28 659
Montana Finance Authority Health Facilities Revenue Bonds 410 5.000 06/01/33 428
Montana Finance Authority Health Facilities Revenue Bonds 1,000 5.000 06/01/34 1,045
Yellowstone County Lockwood School District No. 26 General Obligation Unlimited 1,335 5.000 07/01/26 1,377
Yellowstone County Lockwood School District No. 26 General Obligation Unlimited 1,460 5.000 07/01/27 1,534
14,148
Nebraska - 0.8%
Ashland-Greenwood Public Schools General Obligation Unlimited (µ) 1,000 4.000 12/15/33 1,043
Ashland-Greenwood Public Schools General Obligation Unlimited (µ) 1,000 4.000 12/15/38 1,015
Central Plains Energy Project Revenue Bonds 2,000 5.000 09/01/30 2,103
Central Plains Energy Project Revenue Bonds (~)(ae)(Ê) 15,000 4.000 12/01/49 15,033
City of Kearney General Obligation Unlimited 740 4.000 05/15/33 748
City of Lincoln Electric System Revenue Bonds 1,710 5.000 09/01/27 1,796
Hershey Public Schools General Obligation Unlimited (µ) 230 4.000 12/15/27 234
Hershey Public Schools General Obligation Unlimited (µ) 740 4.000 12/15/29 751
Omaha Public Power District Nebraska City Station Unit 2 Revenue Bonds 4,250 5.250 02/01/42 4,270
Omaha Public Power District Revenue Bonds 7,645 5.000 02/01/42 7,957
Omaha Public Power District Revenue Bonds 7,130 5.000 02/01/46 7,206
Omaha School District General Obligation Unlimited 1,850 1.750 12/15/35 1,405
43,561
Nevada - 0.9%
City of Las Vegas Special Improvement District No. 816 Special Assessment 100 2.750 06/01/33 79
City of Las Vegas Special Improvement District No. 816 Special Assessment 515 2.750 06/01/36 384
City of North Las Vegas General Obligation Limited (µ) 2,430 5.000 06/01/30 2,629
City of North Las Vegas General Obligation Limited (µ) 1,235 4.000 06/01/36 1,247
Clark County General Obligation Unlimited 2,555 5.000 06/01/33 2,722
Clark County School District General Obligation Limited 1,255 5.000 06/15/30 1,335
Clark County School District General Obligation Limited (µ) 210 5.000 06/15/33 230
Clark County School District General Obligation Limited (µ) 100 5.000 06/15/34 110
Clark County School District General Obligation Limited (µ) 1,000 5.000 06/15/37 1,109
Clark County School District General Obligation Limited 3,500 4.000 06/15/42 3,429
County of Clark Department of Aviation Revenue Bonds 5,270 5.000 07/01/26 5,450
County of Clark Department of Aviation Revenue Bonds 1,025 5.000 07/01/36 1,142
County of Clark General Obligation Limited 4,500 4.000 07/01/39 4,477
County of Clark Passenger Facility Charge Revenue Bonds 1,625 5.000 07/01/24 1,628
County of Humboldt Revenue Bonds 1,155 3.550 10/01/29 1,151
County of Washoe Revenue Bonds (~)(ae)(Ê) 1,155 3.625 10/01/29 1,147
Henderson Local Improvement Districts Special Assessment 175 3.000 09/01/36 136
Las Vegas Convention & Visitors Authority Revenue Bonds 420 5.000 07/01/26 433
Las Vegas Convention & Visitors Authority Revenue Bonds 1,750 5.000 07/01/37 1,844
Las Vegas Convention & Visitors Authority Revenue Bonds 5,365 5.000 07/01/43 5,573
Las Vegas Valley Water District General Obligation Limited 1,040 4.000 03/01/33 1,082
Las Vegas Valley Water District General Obligation Unlimited 4,000 5.000 06/01/24 4,002
Las Vegas Valley Water District General Obligation Unlimited 2,000 5.000 06/01/25 2,032
Nevada Department of Business & Industry Revenue Bonds 290 5.000 07/15/27 291

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 619
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Nevada Department of Business & Industry Revenue Bonds (Þ) 465 4.500 12/15/29 460
Tahoe-Douglas Visitors Authority Revenue Bonds 845 5.000 07/01/33 884
Tahoe-Douglas Visitors Authority Revenue Bonds 200 5.000 07/01/40 203
Truckee Meadows Water Authority Revenue Bonds 1,600 5.000 07/01/37 1,639
46,848
New Hampshire - 0.3%
New Hampshire Business Finance Authority Revenue Bonds 775 4.000 01/01/41 648
New Hampshire Business Finance Authority Revenue Bonds 3,997 4.250 07/20/41 3,887
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 1,945 5.000 08/01/32 2,028
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 1,730 5.000 08/01/33 1,803
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 1,740 5.000 08/01/35 1,809
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 1,920 5.000 08/01/37 1,979
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 1,035 5.000 08/01/38 1,063
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 1,000 5.000 08/01/40 1,021
New Hampshire Housing Finance Authority Revenue Bonds 1,660 6.250 01/01/55 1,812
16,050
New Jersey - 3.5%
Atlantic City General Obligation Unlimited (µ) 500 5.000 03/01/25 504
Atlantic City General Obligation Unlimited (µ) 450 5.000 03/01/26 461
Atlantic City General Obligation Unlimited (µ) 750 5.000 03/01/32 779
Buena Regional School District General Obligation Unlimited (µ) 320 4.000 08/01/33 328
Buena Regional School District General Obligation Unlimited (µ) 340 4.000 08/01/34 349
Buena Regional School District General Obligation Unlimited (µ) 360 4.000 08/01/35 369
Buena Regional School District General Obligation Unlimited (µ) 385 4.000 08/01/36 394
Camden County Improvement Authority (The) Revenue Bonds (~)(Ê) 950 5.000 03/01/27 966
Camden County Improvement Authority (The) Revenue Bonds 265 6.000 06/15/42 286
City of Bayonne General Obligation Unlimited (µ) 1,500 5.000 07/01/33 1,552
City of Bayonne General Obligation Unlimited (µ) 1,865 5.000 07/01/34 1,930
Essex County Improvement Authority Revenue Bonds 75 4.000 06/15/38 70
Garden State Preservation Trust Revenue Bonds (µ) 460 5.750 11/01/28 486
Jersey City General Obligation Unlimited 450 5.000 11/01/31 477
Jersey City Municipal Utilities Authority Revenue Bonds 2,000 5.000 05/01/25 2,018
New Jersey Building Authority Revenue Bonds (µ) 580 5.000 06/15/28 599
New Jersey Economic Development Authority Revenue Bonds (µ) 700 5.500 09/01/24 703
New Jersey Economic Development Authority Revenue Bonds (µ) 515 5.250 07/01/26 528
New Jersey Economic Development Authority Revenue Bonds 795 5.000 07/01/27 799
New Jersey Economic Development Authority Revenue Bonds (~)(Ê) 2,715 5.250 04/01/28 2,901
New Jersey Economic Development Authority Revenue Bonds (µ) 2,005 5.000 07/01/28 2,083
New Jersey Economic Development Authority Revenue Bonds 1,720 5.000 06/15/29 1,722
New Jersey Economic Development Authority Revenue Bonds (ae) 1,000 5.500 06/15/30 1,058
New Jersey Economic Development Authority Revenue Bonds 350 3.000 06/01/32 333
New Jersey Economic Development Authority Revenue Bonds 665 5.000 06/01/32 693
New Jersey Economic Development Authority Revenue Bonds 4,975 5.000 06/15/36 5,179
New Jersey Economic Development Authority Revenue Bonds 315 5.250 06/15/36 363
New Jersey Economic Development Authority Revenue Bonds 1,000 5.000 06/15/37 1,037
New Jersey Economic Development Authority Revenue Bonds 285 5.250 06/15/37 326
New Jersey Economic Development Authority Revenue Bonds 325 5.250 06/15/38 370
New Jersey Economic Development Authority Revenue Bonds 325 5.250 06/15/39 367
New Jersey Economic Development Authority Revenue Bonds 1,000 4.000 11/01/39 985

See accompanying notes which are an integral part of the financial statements.
620 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New Jersey Economic Development Authority Revenue Bonds 1,600 5.000 06/15/40 1,601
New Jersey Economic Development Authority Revenue Bonds 900 5.000 06/15/41 941
New Jersey Economic Development Authority Revenue Bonds 450 4.000 06/15/46 425
New Jersey Educational Facilities Authority Revenue Bonds 3,800 5.000 07/01/33 4,020
New Jersey Educational Facilities Authority Revenue Bonds (µ) 1,960 5.000 07/01/33 2,065
New Jersey Educational Facilities Authority Revenue Bonds (µ) 600 4.000 07/01/39 587
New Jersey Educational Facilities Authority Revenue Bonds (µ) 715 4.000 07/01/42 695
New Jersey General Obligation Unlimited 5,425 4.000 06/01/31 5,756
New Jersey General Obligation Unlimited 7,293 5.000 06/01/39 7,791
New Jersey General Obligation Unlimited 1,090 5.000 06/01/40 1,161
New Jersey Health Care Facilities Financing Authority Revenue Bonds 1,000 5.000 07/01/28 1,031
New Jersey Health Care Facilities Financing Authority Revenue Bonds 2,180 5.000 07/01/29 2,273
New Jersey Health Care Facilities Financing Authority Revenue Bonds 300 5.000 07/01/30 309
New Jersey Health Care Facilities Financing Authority Revenue Bonds 1,000 5.000 07/01/31 1,030
New Jersey Health Care Facilities Financing Authority Revenue Bonds 1,000 4.000 07/01/35 1,024
New Jersey Health Care Facilities Financing Authority Revenue Bonds (~)(ae)(Ê) 1,125 5.000 07/01/42 1,141
New Jersey Health Care Facilities Financing Authority Revenue Bonds 18,000 5.000 07/01/43 18,298
New Jersey Housing & Mortgage Finance Agency Revenue Bonds 185 0.650 05/01/24 185
New Jersey Housing & Mortgage Finance Agency Revenue Bonds 360 0.750 11/01/24 351
New Jersey Housing & Mortgage Finance Agency Revenue Bonds (~)(ae)(Ê) 2,045 3.500 07/01/25 2,041
New Jersey Housing & Mortgage Finance Agency Revenue Bonds 270 0.900 11/01/25 252
New Jersey Housing & Mortgage Finance Agency Revenue Bonds 1,910 2.950 10/01/26 1,842
New Jersey Housing & Mortgage Finance Agency Revenue Bonds 1,940 4.750 10/01/50 1,948
New Jersey Transportation Trust Fund Authority Revenue Bonds 75 0.010 12/15/25 70
New Jersey Transportation Trust Fund Authority Revenue Bonds (µ) 1,130
Zero
coupon 12/15/26 1,029
New Jersey Transportation Trust Fund Authority Revenue Bonds 1,950 2.493 12/15/26 1,768
New Jersey Transportation Trust Fund Authority Revenue Bonds 3,725 5.000 01/01/27 3,807
New Jersey Transportation Trust Fund Authority Revenue Bonds 2,335 5.000 06/15/29 2,394
New Jersey Transportation Trust Fund Authority Revenue Bonds 1,125 2.871 12/15/29 914
New Jersey Transportation Trust Fund Authority Revenue Bonds 5,600 5.000 06/15/30 5,743
New Jersey Transportation Trust Fund Authority Revenue Bonds 735 5.000 06/15/31 754
New Jersey Transportation Trust Fund Authority Revenue Bonds (µ) 320 2.851 12/15/31 241
New Jersey Transportation Trust Fund Authority Revenue Bonds 865 4.000 12/15/31 884
New Jersey Transportation Trust Fund Authority Revenue Bonds 1,945
Zero
coupon 12/15/32 1,405
New Jersey Transportation Trust Fund Authority Revenue Bonds 1,165 5.000 12/15/33 1,245
New Jersey Transportation Trust Fund Authority Revenue Bonds 3,600 5.000 01/01/34 4,114
New Jersey Transportation Trust Fund Authority Revenue Bonds 4,035 5.000 12/15/34 4,298
New Jersey Transportation Trust Fund Authority Revenue Bonds 3,950 4.000 01/01/35 4,182
New Jersey Transportation Trust Fund Authority Revenue Bonds (µ) 5,000 3.060 12/15/35 3,170
New Jersey Transportation Trust Fund Authority Revenue Bonds 790 5.000 12/15/35 838
New Jersey Transportation Trust Fund Authority Revenue Bonds 14,860 3.291 12/15/36 8,921
New Jersey Transportation Trust Fund Authority Revenue Bonds 1,000 5.000 12/15/36 1,056
New Jersey Transportation Trust Fund Authority Revenue Bonds 26,955 4.649 12/15/37 15,287
New Jersey Transportation Trust Fund Authority Revenue Bonds 5,000
Zero
coupon 12/15/38 2,685
New Jersey Transportation Trust Fund Authority Revenue Bonds 685 4.250 12/15/38 688
New Jersey Transportation Trust Fund Authority Revenue Bonds 2,000 5.250 06/15/39 2,226
New Jersey Transportation Trust Fund Authority Revenue Bonds 3,000 5.000 06/15/41 3,260

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 621
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New Jersey Transportation Trust Fund Authority Revenue Bonds 1,000 5.250 06/15/41 1,105
New Jersey Transportation Trust Fund Authority Revenue Bonds 3,000 5.000 01/01/42 3,272
New Jersey Transportation Trust Fund Authority Revenue Bonds 1,025 4.000 06/15/42 993
New Jersey Turnpike Authority Revenue Bonds 1,700 5.000 01/01/32 1,807
New Jersey Turnpike Authority Revenue Bonds 2,000 5.000 01/01/33 2,076
Passaic County Improvement Authority (The) Revenue Bonds 670 5.250 07/01/43 678
Perth Amboy General Obligation Unlimited (µ) 1,000 4.000 07/01/35 1,036
Salem County Improvement Authority Revenue Bonds (µ) 550 4.000 08/15/37 553
South Jersey Transportation Authority Revenue Bonds 4,000 4.000 11/01/40 3,814
State of New Jersey General Obligation Unlimited 7,500 5.000 06/01/41 7,963
Tobacco Settlement Financing Corp. Revenue Bonds 4,410 5.000 06/01/46 4,452
186,510
New Mexico - 0.2%
City of Farmington Revenue Bonds 1,200 1.800 04/01/29 1,046
City of Farmington Revenue Bonds (~)(ae)(Ê) 2,500 3.000 06/01/40 2,497
City of Farmington Revenue Bonds (~)(ae)(Ê) 1,365 3.900 06/01/40 1,349
New Mexico Mortgage Finance Authority Revenue Bonds (~)(ae)(Ê) 1,045 5.000 02/01/42 1,047
State of New Mexico Severance Tax Permanent Fund Revenue Bonds 5,000 5.000 07/01/25 5,089
11,028
New York - 9.2%
Albany Capital Resource Corp. Revenue Bonds 980 4.000 06/01/29 908
Brooklyn Arena Local Development Corp. Revenue Bonds 3,000 5.000 07/15/25 3,043
Build NYC Resource Corp. Revenue Bonds 110 4.000 06/15/29 105
Build NYC Resource Corp. Revenue Bonds 500 5.000 08/01/29 513
Build NYC Resource Corp. Revenue Bonds 700 5.000 08/01/30 718
Build NYC Resource Corp. Revenue Bonds 100 4.000 06/15/31 94
Build NYC Resource Corp. Revenue Bonds 425 4.000 06/15/32 416
Build NYC Resource Corp. Revenue Bonds 325 5.000 07/01/32 340
Build NYC Resource Corp. Revenue Bonds 600 5.000 08/01/32 615
Build NYC Resource Corp. Revenue Bonds (Þ) 250 5.000 06/15/33 257
Build NYC Resource Corp. Revenue Bonds 500 5.000 08/01/33 512
Build NYC Resource Corp. Revenue Bonds 550 5.000 07/01/35 586
Build NYC Resource Corp. Revenue Bonds 430 5.000 07/01/36 455
Build NYC Resource Corp. Revenue Bonds 575 5.000 07/01/37 603
Build NYC Resource Corp. Revenue Bonds 700 4.500 06/15/43 662
Chautauqua County Capital Resource Corp. Revenue Bonds (~)(ae)(Ê) 1,545 4.250 04/01/42 1,545
City of New York General Obligation Unlimited 1,850 5.000 09/01/26 1,917
City of New York General Obligation Unlimited 2,380 5.000 06/01/34 2,410
City of New York General Obligation Unlimited 3,780 5.000 06/01/35 3,826
City of New York General Obligation Unlimited (µ) 2,500 3.000 08/01/36 2,274
City of New York General Obligation Unlimited 2,500 5.250 05/01/38 2,812
City of New York General Obligation Unlimited 2,000 5.250 05/01/39 2,235
City of New York General Obligation Unlimited 18,570 5.250 09/01/40 20,716
City of New York General Obligation Unlimited 470 4.000 03/01/42 460
City of New York General Obligation Unlimited 275 5.000 03/01/44 286
City of New York General Obligation Unlimited 2,750 5.250 10/01/47 2,984
City of New York Revenue Bonds 2,000 5.000 04/01/44 2,182
City of New York Revenue Bonds 4,890 5.500 04/01/46 5,512
City of New York Revenue Bonds 2,995 5.250 04/01/47 3,288

See accompanying notes which are an integral part of the financial statements.
622 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Yonkers General Obligation Limited (µ) 3,895 5.000 05/01/33 4,252
City of Yonkers General Obligation Limited (µ) 1,990 4.000 05/01/35 2,036
City of Yonkers General Obligation Limited (µ) 2,180 4.000 05/01/37 2,205
County of Nassau General Obligation Limited (µ) 2,525 5.000 04/01/38 2,747
Genesee County Funding Corp./The Revenue Bonds 450 5.000 12/01/29 467
Hudson Yards Infrastructure Corp. Revenue Bonds 7,495 5.000 02/15/35 7,826
Hudson Yards Infrastructure Corp. Revenue Bonds 4,740 5.000 02/15/37 4,925
Hudson Yards Infrastructure Corp. Revenue Bonds 5,260 5.000 02/15/38 5,449
Hudson Yards Infrastructure Corp. Revenue Bonds 10,055 4.000 02/15/44 9,689
Hudson Yards Infrastructure Corp. Revenue Bonds (µ) 4,245 4.000 02/15/47 4,040
Long Island Power Authority Revenue Bonds 1,000 5.000 09/01/32 1,062
Long Island Power Authority Revenue Bonds 750 5.000 09/01/33 796
Long Island Power Authority Revenue Bonds 1,000 5.000 09/01/34 1,061
Long Island Power Authority Revenue Bonds 1,250 5.000 09/01/35 1,323
Long Island Power Authority Revenue Bonds 1,825 5.000 09/01/37 1,917
Long Island Power Authority Revenue Bonds 750 5.000 09/01/39 838
Long Island Power Authority Revenue Bonds (~)(ae)(Ê) 3,550 5.000 09/01/52 3,690
Mahopac Central School District General Obligation Unlimited 1,755 1.800 06/01/36 1,267
Metropolitan Transportation Authority Revenue Bonds 75 5.000 11/15/25 76
Metropolitan Transportation Authority Revenue Bonds (SOFR + 0.600%)(Ê) 2,000 0.634 11/01/26 1,995
Metropolitan Transportation Authority Revenue Bonds 285 5.000 11/15/27 295
Metropolitan Transportation Authority Revenue Bonds (ae) 4,015 5.000 11/15/28 4,043
Metropolitan Transportation Authority Revenue Bonds 1,315 5.000 11/15/28 1,405
Metropolitan Transportation Authority Revenue Bonds 200 5.250 11/15/28 205
Metropolitan Transportation Authority Revenue Bonds 1,645 5.000 11/15/29 1,738
Metropolitan Transportation Authority Revenue Bonds 550 5.000 11/15/30 609
Metropolitan Transportation Authority Revenue Bonds 100 5.250 11/15/31 104
Metropolitan Transportation Authority Revenue Bonds 340 4.000 11/15/32 342
Metropolitan Transportation Authority Revenue Bonds 450 5.000 11/15/34 465
Metropolitan Transportation Authority Revenue Bonds 1,510 5.000 11/15/37 1,677
Metropolitan Transportation Authority Revenue Bonds 1,665 5.000 11/15/39 1,829
Metropolitan Transportation Authority Revenue Bonds 1,570 5.250 11/15/39 1,573
Metropolitan Transportation Authority Revenue Bonds 1,055 5.000 11/15/40 1,150
Metropolitan Transportation Authority Revenue Bonds 810 4.000 11/15/43 769
Metropolitan Transportation Authority Revenue Bonds (µ) 10,000 4.000 11/15/44 9,506
Metropolitan Transportation Authority Revenue Bonds (µ) 1,450 5.000 11/15/44 1,502
Metropolitan Transportation Authority Revenue Bonds 6,075 4.000 11/15/45 5,645
Metropolitan Transportation Authority Revenue Bonds (~)(ae)(Ê) 2,500 5.000 11/15/45 2,679
Metropolitan Transportation Authority Revenue Bonds 2,540 4.000 11/15/46 2,311
Metropolitan Transportation Authority Revenue Bonds 5,230 5.500 11/15/47 5,771
Metropolitan Transportation Authority Revenue Bonds (~)(Ê) 350 0.190 11/15/50 350
Nassau County Local Economic Assistance Corp. Revenue Bonds 750 4.000 07/01/33 733
New York City Housing Development Corp. Revenue Bonds 2,070 2.400 08/01/40 1,510
New York City Housing Development Corp. Revenue Bonds 1,560 3.500 02/15/48 1,554
New York City Housing Development Corp. Revenue Bonds (~)(ae)(Ê) 7,715 3.400 11/01/62 7,601
New York City Industrial Development Agency Revenue Bonds (µ) 300 3.000 03/01/36 272
New York City Industrial Development Agency Revenue Bonds (µ) 3,435 2.500 03/01/37 2,662
New York City Industrial Development Agency Revenue Bonds (µ) 460 3.000 01/01/39 393

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 623
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New York City Industrial Development Agency Revenue Bonds (µ) 335 3.000 03/01/40 279
New York City Industrial Development Agency Revenue Bonds 325 4.000 03/01/45 294
New York City Industrial Development Agency Revenue Bonds (µ) 325 4.000 03/01/45 310
New York City Municipal Water Finance Authority Revenue Bonds 4,770 5.000 06/15/36 4,775
New York City Municipal Water Finance Authority Revenue Bonds (~)(Ê) 11,000 4.100 06/15/39 11,000
New York City Municipal Water Finance Authority Revenue Bonds 5,000 5.000 06/15/39 5,054
New York City Municipal Water Finance Authority Revenue Bonds 1,800 5.000 06/15/40 1,877
New York City Municipal Water Finance Authority Revenue Bonds (~)(Ê) 605 3.250 06/15/43 605
New York City Municipal Water Finance Authority Revenue Bonds 8,000 5.000 06/15/47 8,009
New York City Municipal Water Finance Authority Revenue Bonds 4,615 5.000 06/15/49 4,784
New York City Transitional Finance Authority Building Aid Revenue Bonds 5,000 5.000 07/15/32 5,100
New York City Transitional Finance Authority Building Aid Revenue Bonds 2,750 5.000 07/15/40 2,778
New York City Transitional Finance Authority Building Aid Revenue Bonds 2,760 5.000 07/15/43 2,782
New York City Transitional Finance Authority Building Aid Revenue Bonds 5,750 5.250 07/15/45 6,048
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 6,000 5.000 11/01/37 6,002
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 2,250 4.000 02/01/38 2,287
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 2,545 5.000 02/01/40 2,623
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 2,250 5.000 08/01/42 2,336
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 500 4.000 05/01/43 485
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 170 4.000 05/01/45 164
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 5,000 5.000 08/01/45 5,152
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 9,600 5.500 11/01/45 10,719
New York City Transitional Finance Authority Revenue Bonds 1,000 5.500 05/01/40 1,156
New York City Water & Sewer System Revenue Bonds 5,050 4.000 06/15/40 5,055
New York City Water & Sewer System Revenue Bonds 5,730 5.000 06/15/48 6,055
New York Convention Center Development Corp. Revenue Bonds (µ) 2,925
Zero
coupon 11/15/34 1,902
New York Convention Center Development Corp. Revenue Bonds 1,000 4.000 03/15/39 1,009
New York Liberty Development Corp. Revenue Bonds (Þ) 1,490 5.150 11/15/34 1,494
New York Liberty Development Corp. Revenue Bonds (Þ) 750 5.375 11/15/40 752
New York Liberty Development Corp. Revenue Bonds (µ) 14,190 2.750 11/15/41 10,954
New York Liberty Development Corp. Revenue Bonds (µ) 6,475 4.000 02/15/43 6,388
New York Liberty Development Corp. Revenue Bonds (Þ) 4,865 5.000 11/15/44 4,815
New York Liberty Development Corp. Revenue Bonds (Þ) 675 7.250 11/15/44 679
New York Liberty Development Corp. Revenue Bonds 3,000 2.450 09/15/69 2,706
New York Power Authority Revenue Bonds 2,900 4.000 04/01/34 2,901
New York Power Authority Revenue Bonds (µ) 1,000 5.000 11/15/38 1,136
New York Power Authority Revenue Bonds (µ) 400 5.250 11/15/39 463
New York Power Authority Revenue Bonds (µ) 450 5.250 11/15/40 518
New York State Dormitory Authority Revenue Bonds 1,315 5.000 03/15/26 1,358
New York State Dormitory Authority Revenue Bonds 450 5.000 02/15/27 469
New York State Dormitory Authority Revenue Bonds 2,365 5.000 03/15/30 2,448
New York State Dormitory Authority Revenue Bonds (ae) 15 5.000 02/15/31 16
New York State Dormitory Authority Revenue Bonds 2,635 5.000 03/15/31 2,677
New York State Dormitory Authority Revenue Bonds 105 5.000 07/01/32 95
New York State Dormitory Authority Revenue Bonds 3,300 5.000 10/01/32 3,404
New York State Dormitory Authority Revenue Bonds 1,465 5.000 07/01/33 1,569
New York State Dormitory Authority Revenue Bonds 85 5.000 07/01/34 75
New York State Dormitory Authority Revenue Bonds 2,825 3.250 03/15/35 2,693

See accompanying notes which are an integral part of the financial statements.
624 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New York State Dormitory Authority Revenue Bonds 1,335 5.000 03/15/35 1,347
New York State Dormitory Authority Revenue Bonds 525 4.000 07/01/35 515
New York State Dormitory Authority Revenue Bonds 95 5.000 07/01/35 85
New York State Dormitory Authority Revenue Bonds 260 4.000 07/01/36 266
New York State Dormitory Authority Revenue Bonds 85 5.000 07/01/36 75
New York State Dormitory Authority Revenue Bonds 70 4.000 09/01/36 67
New York State Dormitory Authority Revenue Bonds 4,750 4.000 03/15/37 4,840
New York State Dormitory Authority Revenue Bonds 325 4.000 07/01/37 327
New York State Dormitory Authority Revenue Bonds 100 4.000 09/01/37 95
New York State Dormitory Authority Revenue Bonds 550 3.000 03/15/38 486
New York State Dormitory Authority Revenue Bonds 2,250 4.000 03/15/38 2,288
New York State Dormitory Authority Revenue Bonds 1,000 5.000 07/01/38 1,021
New York State Dormitory Authority Revenue Bonds 75 4.000 09/01/38 70
New York State Dormitory Authority Revenue Bonds 1,000 5.000 10/01/38 1,065
New York State Dormitory Authority Revenue Bonds 1,000 4.000 03/15/39 1,007
New York State Dormitory Authority Revenue Bonds 4,750 5.000 03/15/39 5,034
New York State Dormitory Authority Revenue Bonds 85 4.000 09/01/39 79
New York State Dormitory Authority Revenue Bonds 2,150 5.000 10/01/39 2,357
New York State Dormitory Authority Revenue Bonds 7,295 5.000 02/15/40 7,556
New York State Dormitory Authority Revenue Bonds 1,075 4.000 03/15/40 1,075
New York State Dormitory Authority Revenue Bonds 105 4.000 07/01/40 80
New York State Dormitory Authority Revenue Bonds 100 4.000 09/01/40 91
New York State Dormitory Authority Revenue Bonds 3,860 3.000 03/15/41 3,223
New York State Dormitory Authority Revenue Bonds 1,685 4.000 03/15/41 1,673
New York State Dormitory Authority Revenue Bonds 1,300 5.000 03/15/41 1,359
New York State Dormitory Authority Revenue Bonds 110 5.000 07/01/41 94
New York State Dormitory Authority Revenue Bonds 6,890 5.000 02/15/42 6,981
New York State Dormitory Authority Revenue Bonds 5,750 5.000 03/15/42 6,039
New York State Dormitory Authority Revenue Bonds 835 5.000 10/01/42 902
New York State Dormitory Authority Revenue Bonds 2,100 4.000 03/15/43 2,058
New York State Dormitory Authority Revenue Bonds 3,945 5.000 03/15/44 4,314
New York State Dormitory Authority Revenue Bonds 1,000 4.000 03/15/45 969
New York State Dormitory Authority Revenue Bonds 435 4.000 07/01/45 314
New York State Dormitory Authority Revenue Bonds 5,250 4.000 03/15/47 5,023
New York State Dormitory Authority Revenue Bonds (~)(ae)(Ê) 12,655 5.000 05/01/48 12,693
New York State Environmental Facilities Corp. Revenue Bonds 4,100 5.000 06/15/33 4,205
New York State Housing Finance Agency Revenue Bonds 960 0.750 11/01/25 900
New York State Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 425 1.100 11/01/61 381
New York State Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 3,000 3.100 05/01/62 2,912
New York State Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 4,500 3.850 05/01/62 4,496
New York State Thruway Authority Revenue Bonds 1,000 5.000 01/01/42 1,099
New York State Thruway Authority Revenue Bonds 4,700 4.000 03/15/43 4,576
New York State Urban Development Corp. Revenue Bonds 2,500 5.000 03/15/38 2,723
New York State Urban Development Corp. Revenue Bonds 5,000 5.000 03/15/41 5,557
New York Transportation Development Corp. Revenue Bonds 1,130 5.000 12/01/28 1,199
New York Transportation Development Corp. Revenue Bonds (µ) 4,700 5.000 12/01/31 5,157
New York Transportation Development Corp. Revenue Bonds 1,235 5.000 12/01/32 1,344
New York Transportation Development Corp. Revenue Bonds 1,205 5.000 12/01/34 1,309

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 625
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New York Transportation Development Corp. Revenue Bonds 725 5.000 12/01/35 785
New York Transportation Development Corp. Revenue Bonds 500 5.000 12/01/36 538
New York Transportation Development Corp. Revenue Bonds 5,850 5.000 12/01/37 6,246
Oneida County Local Development Corp. Revenue Bonds (µ) 1,500 5.000 12/01/30 1,614
Oneida County Local Development Corp. Revenue Bonds (µ) 1,500 5.000 12/01/31 1,610
Oneida County Local Development Corp. Revenue Bonds (µ) 60 4.000 12/01/32 60
Oneida County Local Development Corp. Revenue Bonds (µ) 70 4.000 12/01/33 70
Oneida County Local Development Corp. Revenue Bonds (µ) 405 4.000 12/01/35 401
Oneida County Local Development Corp. Revenue Bonds (µ) 115 4.000 12/01/36 113
Oneida County Local Development Corp. Revenue Bonds (µ) 180 3.000 12/01/39 145
Oneida County Local Development Corp. Revenue Bonds (µ) 120 3.000 12/01/40 95
Oneida County Local Development Corp. Revenue Bonds (µ) 240 4.000 12/01/49 211
Orange County Funding Corp. Revenue Bonds 750 4.000 07/01/35 663
Port Authority of New York & New Jersey Revenue Bonds 1,000 5.000 08/01/39 1,112
Port Authority of New York & New Jersey Revenue Bonds 1,000 5.000 08/01/40 1,103
Port Authority of New York & New Jersey Revenue Bonds 2,755 5.000 10/15/41 2,794
Port Authority of New York & New Jersey Revenue Bonds 2,875 5.250 05/15/42 3,012
Port Authority of New York & New Jersey Revenue Bonds 1,470 5.000 11/15/42 1,523
State of New York Mortgage Agency Homeowner Mortgage Revenue Bonds 1,335 4.250 10/01/47 1,326
State of New York Mortgage Agency Revenue Bonds 1,550 2.000 10/01/31 1,273
Suffolk Tobacco Asset Securitization Corp. Revenue Bonds 235 4.000 06/01/50 233
Triborough Bridge & Tunnel Authority Revenue Bonds 5,000 5.000 11/15/33 5,239
Triborough Bridge & Tunnel Authority Revenue Bonds 2,000 4.000 11/15/38 2,036
Triborough Bridge & Tunnel Authority Revenue Bonds 1,000 5.000 11/15/38 1,018
Triborough Bridge & Tunnel Authority Revenue Bonds 2,300 4.000 11/15/39 2,329
Triborough Bridge & Tunnel Authority Revenue Bonds 5,000 5.000 11/15/41 5,532
Triborough Bridge & Tunnel Authority Revenue Bonds (~)(µ)(Ê) 6,375 2.000 05/15/45 5,847
TSASC, Inc. Revenue Bonds 2,500 5.000 06/01/29 2,601
Utility Debt Securitization Authority Revenue Bonds 1,000 5.000 12/15/33 1,019
Utility Debt Securitization Authority Revenue Bonds 2,935 5.000 12/15/41 3,313
Westchester County Local Development Corp. Revenue Bonds 480 5.000 01/01/32 500
Westchester County Local Development Corp. Revenue Bonds 1,350 5.000 05/01/34 1,350
Westchester County Local Development Corp. Revenue Bonds 500 5.000 07/01/35 549
Westchester County Local Development Corp. Revenue Bonds 525 5.000 01/01/37 541
Westchester County Local Development Corp. Revenue Bonds 300 5.000 07/01/38 322
493,327
North Carolina - 0.4%
Charlotte-Mecklenburg Hospital Authority (The) Revenue Bonds (~)(ae)(Ê) 1,000 0.800 01/15/48 957
Chattanooga Health Educational & Housing Facility Board Revenue Bonds (~)(ae)(Ê) 1,000 5.000 01/15/50 1,070
City of Charlotte Airport Revenue Bonds 1,310 5.000 07/01/48 1,406
City of Charlotte Water & Sewer System Revenue Bonds 2,000 5.000 07/01/33 2,238
Columbus County Industrial Facilities & Pollution Control Financing Authority
Revenue Bonds (~)(ae)(Ê) 325 1.375 05/01/34 315
County of Alamance General Obligation Unlimited 2,555 2.000 05/01/35 2,057
North Carolina Capital Facilities Finance Agency Revenue Bonds 2,790 5.000 10/01/44 2,858
North Carolina Housing Finance Agency Revenue Bonds (~)(ae)(Ê) 795 5.000 04/01/28 833
North Carolina Medical Care Commission Revenue Bonds 250 4.000 01/01/25 248
North Carolina Medical Care Commission Revenue Bonds 25 4.000 03/01/25 25
North Carolina Medical Care Commission Revenue Bonds 240 4.000 01/01/26 236

See accompanying notes which are an integral part of the financial statements.
626 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
North Carolina Medical Care Commission Revenue Bonds 25 5.000 03/01/26 25
North Carolina Medical Care Commission Revenue Bonds 565 5.000 01/01/27 562
North Carolina Medical Care Commission Revenue Bonds 170 5.000 03/01/27 171
North Carolina Medical Care Commission Revenue Bonds 790 5.000 01/01/28 783
North Carolina Medical Care Commission Revenue Bonds 200 5.000 03/01/28 201
North Carolina Medical Care Commission Revenue Bonds 560 5.000 01/01/29 554
North Carolina Medical Care Commission Revenue Bonds 160 4.000 03/01/29 154
North Carolina Medical Care Commission Revenue Bonds 655 5.000 01/01/30 646
North Carolina Medical Care Commission Revenue Bonds 165 4.000 03/01/30 158
North Carolina Medical Care Commission Revenue Bonds 700 5.000 10/01/30 719
North Carolina Medical Care Commission Revenue Bonds 625 5.000 01/01/31 614
North Carolina Medical Care Commission Revenue Bonds 170 4.000 03/01/31 161
North Carolina Medical Care Commission Revenue Bonds 185 4.000 09/01/34 173
North Carolina Medical Care Commission Revenue Bonds 725 5.000 10/01/35 703
North Carolina Medical Care Commission Revenue Bonds 100 4.000 03/01/36 89
North Carolina Medical Care Commission Revenue Bonds 500 5.000 01/01/38 509
North Carolina Medical Care Commission Revenue Bonds 225 4.000 09/01/41 190
North Carolina Turnpike Authority Revenue Bonds (µ) 1,310 5.000 01/01/28 1,363
North Carolina Turnpike Authority Revenue Bonds (µ) 20 5.000 01/01/35 21
North Carolina Turnpike Authority Revenue Bonds (µ) 3,495 5.000 01/01/49 3,602
23,641
North Dakota - 0.1%
City of Grand Forks Healthcare System Revenue Bonds (µ) 675 4.000 12/01/37 635
City of Grand Forks Healthcare System Revenue Bonds (µ) 550 5.000 12/01/37 590
City of Grand Forks Healthcare System Revenue Bonds (µ) 475 5.000 12/01/39 504
City of Grand Forks Healthcare System Revenue Bonds (µ) 1,795 4.000 12/01/41 1,616
City of Grand Forks Healthcare System Revenue Bonds (µ) 500 5.000 12/01/41 525
City of Grand Forks Healthcare System Revenue Bonds (µ) 550 5.000 12/01/43 572
City of Grand Forks Healthcare System Revenue Bonds (µ) 1,000 5.000 12/01/48 1,028
City of Grand Forks Revenue Bonds 800 4.000 12/01/35 755
City of Horace General Obligation Unlimited 105 3.250 08/01/24 105
City of Horace General Obligation Unlimited 1,125 4.000 01/01/25 1,121
City of Horace General Obligation Unlimited 150 3.000 05/01/41 107
7,558
Ohio - 1.7%
Akron Bath Copley Joint Township Hospital District Revenue Bonds 700 4.000 11/15/37 644
Akron Bath Copley Joint Township Hospital District Revenue Bonds 450 4.000 11/15/38 408
American Municipal Power, Inc. Revenue Bonds 175 5.000 02/15/27 183
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 85 5.000 06/01/34 91
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 1,000 5.000 06/01/35 1,067
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 1,000 4.000 06/01/39 977
City of Columbus General Obligation Unlimited 4,685 4.000 04/01/33 4,774
City of Hamilton Electric Revenue Bonds (µ) 700 4.000 10/01/34 719
City of Hamilton Electric Revenue Bonds (µ) 730 4.000 10/01/35 748
City of Hamilton Electric Revenue Bonds (µ) 590 4.000 10/01/36 601
City of Upper Arlington General Obligation Limited 610 5.250 12/01/36 622
City of Upper Arlington General Obligation Limited 500 5.750 12/01/40 513
Columbus-Franklin County Finance Authority Revenue Bonds (Þ) 325 7.000 07/01/53 327
County of Allen Hospital Facilities Revenue Bonds (~)(ae)(Ê) 1,300 5.000 10/01/49 1,353

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 627
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
County of Cuyahoga Certificate of Participation 14,065 5.000 12/01/27 14,068
County of Cuyahoga Certificate of Participation 1,990 5.000 12/01/28 1,990
County of Franklin Revenue Bonds 700 5.000 07/01/35 696
County of Franklin Revenue Bonds 800 5.000 07/01/36 791
County of Franklin Revenue Bonds 575 4.000 07/01/40 476
County of Franklin Revenue Bonds 330 5.250 11/15/40 316
County of Franklin Sales Tax Revenue Bonds 1,720 5.000 06/01/48 1,782
County of Hamilton Revenue Bonds 1,350 5.000 01/01/31 1,361
County of Miami Revenue Bonds 1,940 5.000 08/01/49 1,956
Cuyahoga County Hospital Revenue Bonds 7,450 5.000 02/15/37 7,538
Cuyahoga Metropolitan Housing Authority Revenue Bonds 450 2.000 12/01/31 367
Euclid City School District Certificate of Participation (µ) 175 4.000 12/01/30 177
Euclid City School District Certificate of Participation (µ) 185 4.000 12/01/31 187
Euclid City School District Certificate of Participation (µ) 130 4.000 12/01/32 132
Euclid City School District Certificate of Participation (µ) 135 4.000 12/01/33 137
Euclid City School District Certificate of Participation (µ) 110 4.000 12/01/34 112
Euclid City School District Certificate of Participation (µ) 215 4.000 12/01/35 218
Euclid City School District Certificate of Participation (µ) 445 4.000 12/01/36 449
Euclid City School District Certificate of Participation (µ) 380 4.000 12/01/38 380
Euclid City School District Certificate of Participation 3,925 5.250 01/15/44 3,980
Forest Hills School District Tax Revenue Bonds 4,125 5.000 12/01/44 4,136
Green Local School District/Summit County General Obligation Unlimited 1,000 5.500 11/01/47 1,076
Hillsdale Local School District Certificate of Participation (µ) 3,050 4.000 12/01/32 3,148
Lancaster Port Authority Revenue Bonds (~)(ae)(Ê) 4,300 5.000 08/01/49 4,331
North Olmsted City School District Revenue Bonds (µ) 1,240 5.000 10/15/48 1,287
Northeast Ohio Medical University Revenue Bonds 50 4.000 12/01/35 49
Ohio Air Quality Development Authority Revenue Bonds 1,000 2.875 02/01/26 959
Ohio Air Quality Development Authority Revenue Bonds (~)(ae)(Ê) 2,360 4.000 09/01/30 2,353
Ohio Air Quality Development Authority Revenue Bonds (~)(ae)(Ê) 5,000 4.000 01/01/34 4,935
Ohio Higher Educational Facility Commission Revenue Bonds 830 4.000 07/01/30 829
Ohio Higher Educational Facility Commission Revenue Bonds 520 5.000 07/01/31 543
Ohio Higher Educational Facility Commission Revenue Bonds 600 4.000 07/01/33 598
Ohio Higher Educational Facility Commission Revenue Bonds 750 5.000 07/01/33 781
Ohio Higher Educational Facility Commission Revenue Bonds 420 5.000 07/01/34 437
Ohio Higher Educational Facility Commission Revenue Bonds 695 4.000 07/01/36 701
Ohio Higher Educational Facility Commission Revenue Bonds 225 5.000 01/15/37 238
Ohio Higher Educational Facility Commission Revenue Bonds 600 4.000 07/01/37 604
Ohio Higher Educational Facility Commission Revenue Bonds 250 5.750 09/01/37 252
Ohio Higher Educational Facility Commission Revenue Bonds 250 6.000 09/01/42 251
Ohio Higher Educational Facility Commission Revenue Bonds (~)(ae)(Ê) 1,435 2.750 01/01/52 1,387
Ohio Water Development Authority Revenue Bonds 1,440 5.000 12/01/38 1,550
Port of Greater Cincinnati Development Authority Revenue Bonds (Þ) 100 3.750 12/01/31 93
Port of Greater Cincinnati Development Authority Revenue Bonds (~)(ae)(Ê) 150 4.375 06/15/56 146
State of Ohio General Obligation Unlimited 2,430 5.000 05/01/36 2,458
State of Ohio General Obligation Unlimited 4,025 5.000 05/01/37 4,175
State of Ohio Revenue Bonds 2,200 4.000 01/15/38 2,193
Toledo-Lucas County Port Authority Revenue Bonds 1,965 5.000 07/01/29 1,938
Toledo-Lucas County Port Authority Revenue Bonds 250 4.000 01/01/38 239

See accompanying notes which are an integral part of the financial statements.
628 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Toledo-Lucas County Port Authority Revenue Bonds 100 4.000 01/01/41 92
United Local School District Certificate of Participation (µ) 1,200 4.000 12/01/34 1,223
93,142
Oklahoma - 0.4%
Carter County Public Facilities Authority Revenue Bonds 3,625 5.000 09/01/31 3,806
City of Tulsa General Obligation Unlimited 2,800 2.000 11/01/28 2,551
Cleveland County Educational Facilities Authority Revenue Bonds 825 5.000 06/01/24 826
Oklahoma Capitol Improvement Authority Revenue Bonds 775 5.000 07/01/26 801
Oklahoma Capitol Improvement Authority Revenue Bonds 750 5.000 07/01/27 790
Oklahoma County Independent School District No. 6 Deer Creek General Obligation
Unlimited 2,840 5.000 09/01/25 2,882
Oklahoma Development Finance Authority Revenue Bonds 2,000 5.000 08/15/28 2,017
Oklahoma Development Finance Authority Revenue Bonds 3,000 5.250 08/15/43 3,060
Oklahoma Housing Finance Agency Collateralized Revenue Bonds (~)(ae)(Ê) 150 4.000 06/01/28 149
Oklahoma Turnpike Authority Revenue Bonds 2,000 5.500 01/01/53 2,186
Oklahoma Water Resources Board Revenue Bonds 1,500 5.000 04/01/33 1,585
20,653
Oregon - 0.3%
City of Portland Sewer System Revenue Bonds 340 5.000 05/01/30 373
Hillsboro School District No. 1J General Obligation Unlimited 500 4.000 06/15/35 518
Hillsboro School District No. 1J General Obligation Unlimited 2,120 4.000 06/15/37 2,161
Medford Hospital Facilities Authority Revenue Bonds 500 5.000 08/15/25 506
Oregon State Facilities Authority Revenue Bonds 50 5.000 10/01/28 52
Oregon State Facilities Authority Revenue Bonds 75 5.000 10/01/29 78
Oregon State Facilities Authority Revenue Bonds 50 5.000 10/01/35 52
Oregon State Facilities Authority Revenue Bonds (Þ) 750 5.000 10/01/36 711
Salem Hospital Facility Authority Revenue Bonds 130 5.000 05/15/25 130
Salem Hospital Facility Authority Revenue Bonds 135 5.000 05/15/26 136
State of Oregon Department of Transportation Revenue Bonds 1,000 5.250 11/15/47 1,098
State of Oregon General Obligation Unlimited 1,220 5.000 05/01/26 1,258
State of Oregon General Obligation Unlimited 3,200 5.000 05/01/27 3,366
State of Oregon General Obligation Unlimited 150 1.250 08/01/27 136
State of Oregon General Obligation Unlimited 120 1.375 08/01/28 107
State of Oregon General Obligation Unlimited 125 1.500 08/01/29 110
State of Oregon General Obligation Unlimited 500 5.000 12/01/31 519
State of Oregon General Obligation Unlimited 2,930 5.000 05/01/43 3,214
State of Oregon General Obligation Unlimited 410 4.250 06/01/49 407
State of Oregon Revenue Bonds 940 5.000 08/01/43 1,033
15,965
Pennsylvania - 3.5%
Allegheny County Airport Authority Revenue Bonds 1,000 5.000 01/01/35 1,100
Allegheny County Higher Education Building Authority Revenue Bonds 790 5.000 10/15/26 787
Allegheny County Higher Education Building Authority Revenue Bonds 835 5.000 10/15/27 833
Allegheny County Higher Education Building Authority Revenue Bonds 870 5.000 10/15/28 865
Allegheny County Higher Education Building Authority Revenue Bonds (SOFR +
0.290%)(ae)(Ê) 750 4.014 02/01/33 741
Allegheny County Higher Education Building Authority Revenue Bonds 665 5.250 09/01/33 651
Allegheny County Industrial Development Authority Revenue Bonds 275 5.125 05/01/30 286
Allegheny County Sanitary Authority Revenue Bonds 1,000 4.000 06/01/35 1,021
Allentown City School District General Obligation Limited (µ) 2,250 5.000 02/01/31 2,375

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 629
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Allentown City School District General Obligation Limited (µ) 2,600 5.000 02/01/32 2,744
Allentown City School District General Obligation Limited (µ) 1,785 5.000 02/01/33 1,883
Allentown City School District General Obligation Limited (µ) 1,000 4.000 02/01/36 991
Allentown City School District General Obligation Limited (µ) 2,250 5.000 02/01/37 2,347
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds 75 5.000 05/01/27 77
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds
(Þ) 1,000 5.000 05/01/27 1,017
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds
(Þ) 725 5.000 05/01/32 738
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds
(Þ) 4,105 5.000 05/01/42 4,070
Bucks County Industrial Development Authority Revenue Bonds 50 5.000 07/01/25 49
Bucks County Industrial Development Authority Revenue Bonds 50 5.000 07/01/26 47
Bucks County Industrial Development Authority Revenue Bonds 50 5.000 07/01/27 46
Bucks County Industrial Development Authority Revenue Bonds 50 5.000 07/01/28 45
Bucks County Industrial Development Authority Revenue Bonds 50 5.000 07/01/29 44
Bucks County Industrial Development Authority Revenue Bonds 75 5.000 07/01/30 64
Bucks County Industrial Development Authority Revenue Bonds 230 5.000 10/01/30 235
Bucks County Industrial Development Authority Revenue Bonds 100 5.000 10/01/31 102
Bucks County Industrial Development Authority Revenue Bonds 390 5.000 10/01/32 399
Bucks County Industrial Development Authority Revenue Bonds 610 5.000 07/01/33 517
Bucks County Industrial Development Authority Revenue Bonds 535 5.000 07/01/34 451
Bucks County Industrial Development Authority Revenue Bonds 415 5.000 07/01/35 353
Bucks County Industrial Development Authority Revenue Bonds 635 5.000 07/01/36 538
Bucks County Industrial Development Authority Revenue Bonds 1,340 5.000 07/01/37 1,139
Bucks County Industrial Development Authority Revenue Bonds 1,390 5.000 07/01/38 1,183
Bucks County Industrial Development Authority Revenue Bonds 1,440 5.000 07/01/39 1,215
Butler County General Authority Revenue Bonds (CME Term SOFR 3 Month +
0.700%)(µ)(Ê) 14,730 1.660 10/01/34 14,217
Chester County Industrial Development Authority Revenue Bonds (Þ) 4,065 5.000 10/15/32 4,081
Chester County Industrial Development Authority Revenue Bonds 1,320 4.000 12/01/37 1,348
Chester County Industrial Development Authority Revenue Bonds 1,500 4.000 12/01/38 1,522
Chester County Industrial Development Authority Special Assessment (Þ) 180 4.375 03/01/28 176
City of Erie General Obligation Unlimited (µ) 3,750 3.208 11/15/37 2,029
City of Erie Higher Education Building Authority Revenue Bonds 100 4.000 05/01/36 91
City of Erie Higher Education Building Authority Revenue Bonds 100 4.000 05/01/41 83
City of Philadelphia General Obligation Unlimited (~)(Ê) 200 0.250 08/01/31 200
City of Philadelphia General Obligation Unlimited 5,000 5.000 08/01/33 5,222
City of Philadelphia General Obligation Unlimited 5,000 5.000 08/01/34 5,225
City of Wilkes-Barre General Obligation Unlimited (µ) 1,000 4.000 11/15/38 979
City of York General Obligation Unlimited 55 5.000 11/15/24 55
City of York General Obligation Unlimited 955 5.000 11/15/26 960
City of York General Obligation Unlimited 1,755 5.000 11/15/27 1,776
Coatesville Area School District Building Authority Revenue Bonds (µ) 425 5.000 12/01/24 425
Coatesville Area School District Building Authority Revenue Bonds (µ) 335 5.000 12/01/26 335
Coatesville Area School District Building Authority Revenue Bonds (µ) 360 5.000 12/01/27 360
Coatesville Area School District Building Authority Revenue Bonds (µ) 12,940 5.250 11/15/37 13,904
Commonwealth Financing Authority Revenue Bonds 1,500 5.000 06/01/25 1,516
Commonwealth Financing Authority Revenue Bonds (µ) 8,000 4.000 06/01/39 7,894
Commonwealth of Pennsylvania General Obligation Unlimited 5,725 3.500 03/01/31 5,725

See accompanying notes which are an integral part of the financial statements.
630 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Conrad Weiser Area School District General Obligation Limited (µ) 1,680 4.000 09/01/34 1,699
County of Luzerne General Obligation Unlimited (µ) 500 5.000 12/15/27 527
Cumberland Valley School District General Obligation Unlimited (µ) 1,000 5.000 11/15/47 1,056
Delaware River Port Authority Revenue Bonds 4,700 5.000 01/01/37 4,712
Delaware Valley Regional Finance Authority Revenue Bonds (USD 1 Month LIBOR
+ 0.880%)(ae)(Ê) 10,000 0.996 09/01/48 9,998
Doylestown Hospital Authority Revenue Bonds (Þ) 500 5.000 07/01/31 505
General Authority of Southcentral Pennsylvania Revenue Bonds 150 4.000 06/01/44 142
Indiana County Industrial Development Authority Revenue Bonds (µ) 650 5.000 05/01/27 669
Lancaster Higher Education Authority Revenue Bonds 2,250 5.000 10/01/37 2,252
Lancaster Industrial Development Authority Revenue Bonds 150 4.000 07/01/31 142
Lancaster Industrial Development Authority Revenue Bonds 125 4.000 07/01/37 111
Latrobe Industrial Development Authority Revenue Bonds 150 5.000 03/01/30 151
Lehigh County Industrial Development Authority Revenue Bonds 8,240 3.000 09/01/29 7,790
Lincoln University of the Commonwealth System of Higher Education General
Obligation Limited 650 5.250 07/01/44 624
Mifflin County School District General Obligation Limited (µ) 1,000 5.000 09/01/30 1,010
Montgomery County Higher Education & Health Authority Revenue Bonds 450 4.000 09/01/38 446
Montgomery County Industrial Development Authority General Obligation Unlimited 50 4.000 10/01/36 46
Montgomery County Industrial Development Authority General Obligation Unlimited 50 4.000 10/01/41 43
Montgomery County Industrial Development Authority Revenue Bonds 1,645 4.100 06/01/29 1,686
North Pocono School District General Obligation Limited (µ) 885 4.000 09/15/31 912
Northampton County General Purpose Authority Revenue Bonds 150 5.000 10/01/31 152
Northern Tioga School District General Obligation Limited (µ) 650 5.000 04/01/30 690
Pennsylvania Economic Development Financing Authority Revenue Bonds (~)(ae)(Ê) 1,820 0.950 12/01/33 1,673
Pennsylvania Economic Development Financing Authority Revenue Bonds 455 4.000 04/15/36 464
Pennsylvania Economic Development Financing Authority Revenue Bonds 155 4.000 10/15/37 156
Pennsylvania Economic Development Financing Authority Revenue Bonds 800 5.000 07/01/38 832
Pennsylvania Economic Development Financing Authority Revenue Bonds 1,500 3.000 04/01/39 1,263
Pennsylvania Economic Development Financing Authority Revenue Bonds 245 4.000 07/01/41 223
Pennsylvania Higher Educational Facilities Authority Revenue Bonds 1,640 5.000 12/01/38 1,645
Pennsylvania Housing Finance Agency Revenue Bonds 6,021 5.750 10/01/53 6,332
Pennsylvania State University (The)  Revenue Bonds 920 5.000 09/01/41 940
Pennsylvania Turnpike Commission Revenue Bonds 750 5.000 12/01/36 806
Pennsylvania Turnpike Commission Revenue Bonds 750 5.000 12/01/38 797
Pennsylvania Turnpike Commission Revenue Bonds (SIFMA Municipal Swap Index
+ 0.850%)(ae)(Ê) 425 3.770 07/15/41 425
Pennsylvania Turnpike Commission Revenue Bonds 5,025 5.000 12/01/41 5,125
Pennsylvania Turnpike Commission Revenue Bonds 12,365 5.250 12/01/44 12,940
Philadelphia Authority for Industrial Development Revenue Bonds (Þ) 305 5.000 06/15/25 305
Philadelphia Authority for Industrial Development Revenue Bonds (Þ) 660 5.000 06/15/27 669
Philadelphia Authority for Industrial Development Revenue Bonds (Þ) 415 5.000 06/15/28 423
Philadelphia Authority for Industrial Development Revenue Bonds (Þ) 440 5.000 06/15/29 449
Philadelphia Authority for Industrial Development Revenue Bonds (µ) 510 5.000 12/01/29 542
Philadelphia Authority for Industrial Development Revenue Bonds (Þ) 140 5.000 06/15/30 143
Philadelphia Authority for Industrial Development Revenue Bonds 100 5.000 08/01/30 101
Philadelphia Authority for Industrial Development Revenue Bonds 340 5.000 06/15/32 344
Philadelphia Authority for Industrial Development Revenue Bonds (Þ) 300 5.000 06/15/33 306
Philadelphia Authority for Industrial Development Revenue Bonds 500 5.250 11/01/52 519
Pittsburgh School District General Obligation Limited 3,000 3.000 09/01/40 2,500

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 631
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Pittsburgh Water & Sewer Authority Revenue Bonds (µ) 500 4.000 09/01/35 510
Pittsburgh Water & Sewer Authority Revenue Bonds (µ) 300 5.000 09/01/35 327
Pittsburgh Water & Sewer Authority Revenue Bonds (µ) 1,715 5.000 09/01/36 1,858
Pittsburgh Water & Sewer Authority Revenue Bonds (µ) 1,000 5.000 09/01/37 1,075
Pittsburgh Water & Sewer Authority Revenue Bonds (µ) 1,040 5.000 09/01/38 1,116
Reading School District General Obligation Limited (µ) 785 5.000 03/01/35 815
Reading School District General Obligation Limited (µ) 720 5.000 03/01/36 745
School District of Philadelphia (The) General Obligation Limited (µ)(ae) 10 5.000 09/01/27 10
Scranton School District General Obligation Unlimited (µ) 490 5.000 06/01/32 526
Scranton School District General Obligation Unlimited (µ) 330 5.000 12/01/33 347
Scranton School District General Obligation Unlimited (µ) 575 5.000 06/01/34 621
Scranton School District General Obligation Unlimited (µ) 560 5.000 06/01/36 602
Tulpehocken Area School District General Obligation Limited (µ) 3,490 5.250 10/01/45 3,709
West Mifflin School District General Obligation Limited (µ) 1,000 5.000 04/01/28 1,030
West Mifflin School District General Obligation Limited (µ) 3,045 4.000 04/01/30 3,086
Westmoreland County Industrial Development Authority Revenue Bonds 80 5.000 07/01/28 82
Westmoreland County Industrial Development Authority Revenue Bonds 60 5.000 07/01/30 62
Wilkes-Barre Finance Authority Revenue Bonds 325 4.000 03/01/42 254
189,136
Puerto Rico - 3.4%
Commonwealth of Puerto Rico General Obligation Unlimited 472 5.375 07/01/25 475
Commonwealth of Puerto Rico General Obligation Unlimited 19,296 5.625 07/01/27 20,055
Commonwealth of Puerto Rico General Obligation Unlimited 1,379 5.625 07/01/29 1,486
Commonwealth of Puerto Rico General Obligation Unlimited 2,025 5.750 07/01/31 2,257
Commonwealth of Puerto Rico General Obligation Unlimited 4,055
Zero
coupon 07/01/33 2,655
Commonwealth of Puerto Rico General Obligation Unlimited 4,680 4.000 07/01/33 4,602
Commonwealth of Puerto Rico General Obligation Unlimited 1,150 4.000 07/01/35 1,113
Commonwealth of Puerto Rico General Obligation Unlimited 1,100 4.000 07/01/41 1,020
HTA CL 6 Trust Special Assessment 34 5.250 07/01/38 34
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 315 5.000 07/01/25 319
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 1,840 5.000 07/01/28 1,916
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 5,810 5.000 07/01/33 6,212
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 9,500 5.000 07/01/35 9,969
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 4,655 5.000 07/01/37 4,875
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (Þ) 9,400 5.000 07/01/47 9,509
Puerto Rico Electric Power Authority Revenue Bonds (CME Term SOFR 3 Month +
0.520%)(µ)(Ê) 8,820 1.480 07/01/29 8,398
Puerto Rico Electric Power Authority Revenue Bonds (µ) 230 4.375 07/01/30 222
Puerto Rico Industrial Tourist Educational Medical & Environmental Central
Facilities Financial Authority Revenue Bonds 250 5.000 07/01/32 265
Puerto Rico Industrial Tourist Educational Medical & Environmental Central
Facilities Financial Authority Revenue Bonds 235 4.000 07/01/37 217
Puerto Rico Municipal Finance Agency General Obligation Unlimited (µ) 2,075 5.000 08/01/27 2,089
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 4,265 2.953 07/01/27 3,777
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 3,623 3.071 07/01/29 2,968
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 9,868 3.171 07/01/31 7,432
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 1,700 3.450 07/01/33 1,172
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 17,834 4.500 07/01/34 17,897
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 58,103 4.329 07/01/40 56,707

See accompanying notes which are an integral part of the financial statements.
632 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 13,793 4.550 07/01/40 13,797
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds (Æ)(Ø) 650
Zero
coupon 07/01/46 203
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds (Æ)(Ø) 1,200 5.772 07/01/51 273
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 619 4.784 07/01/58 604
182,518
Rhode Island - 0.5%
Providence Public Building Authority Revenue Bonds (µ) 315 5.875 06/15/26 315
Providence Public Building Authority Revenue Bonds (µ) 1,845 4.000 09/15/34 1,869
Providence Public Building Authority Revenue Bonds (µ) 1,900 5.000 09/15/38 1,985
Rhode Island Health & Educational Building Corp. Revenue Bonds 200 5.000 08/15/27 210
Rhode Island Health & Educational Building Corp. Revenue Bonds 2,495 5.000 05/15/28 2,519
Rhode Island Health & Educational Building Corp. Revenue Bonds 1,250 5.000 05/15/29 1,264
Rhode Island Health & Educational Building Corp. Revenue Bonds (µ) 375 5.000 05/15/32 404
Rhode Island Health & Educational Building Corp. Revenue Bonds (µ) 300 5.000 05/15/33 323
Rhode Island Health & Educational Building Corp. Revenue Bonds (µ) 300 5.000 05/15/36 321
Rhode Island Health & Educational Building Corp. Revenue Bonds 1,175 5.500 05/15/40 1,311
Rhode Island Health & Educational Building Corp. Revenue Bonds 1,435 5.500 05/15/41 1,595
Rhode Island Health & Educational Building Corp. Revenue Bonds 3,965 5.500 05/15/47 4,309
Rhode Island Health & Educational Building Corp. Revenue Bonds 3,135 5.000 05/15/48 3,351
Rhode Island Housing & Mortgage Finance Corp. Revenue Bonds 3,180 5.000 10/01/41 3,320
Rhode Island Housing & Mortgage Finance Corp. Revenue Bonds 775 4.450 10/01/44 775
Rhode Island Housing and Mortgage Finance Corp. Revenue Bonds 520 5.000 10/01/27 544
Rhode Island Housing and Mortgage Finance Corp. Revenue Bonds 485 5.000 04/01/28 510
Rhode Island Housing and Mortgage Finance Corp. Revenue Bonds 1,000 5.000 10/01/42 1,044
State of Rhode Island General Obligation Unlimited 1,110 5.000 08/01/40 1,227
27,196
South Carolina - 0.6%
City of Anderson Water & Sewer Revenue Bonds 950 5.000 07/01/29 1,038
Lee County School Facilities, Inc. Revenue Bonds (µ) 1,050 4.000 12/01/27 1,074
Orangeburg County Facilities Corp. Revenue Bonds 1,140 5.000 12/01/27 1,195
Orangeburg County Facilities Corp. Revenue Bonds 1,410 5.000 12/01/28 1,473
Orangeburg County Facilities Corp. Revenue Bonds 1,560 5.000 12/01/30 1,620
Orangeburg County Facilities Corp. Revenue Bonds 1,695 4.000 12/01/32 1,693
Orangeburg County Facilities Corp. Revenue Bonds 1,165 4.000 12/01/33 1,154
Patriots Energy Group Financing Agency Revenue Bonds (SOFR + 1.900%)(Ê) 5,150 5.458 02/01/54 5,290
South Carolina Public Service Authority Revenue Bonds 3,399 4.000 12/01/30 3,445
South Carolina Public Service Authority Revenue Bonds 2,080 5.000 12/01/31 2,138
South Carolina Public Service Authority Revenue Bonds 194 4.000 12/01/34 197
South Carolina Public Service Authority Revenue Bonds (µ) 1,690 5.500 12/01/41 1,865
South Carolina Public Service Authority Revenue Bonds (µ) 1,500 5.750 12/01/47 1,650
South Carolina Public Service Authority Revenue Bonds 1,750 5.500 12/01/54 1,750
South Carolina State Housing Finance & Development Authority Revenue Bonds (~)
(Ê) 3,300 5.000 10/01/26 3,329
Sumter Two School Facilities, Inc. Revenue Bonds (µ) 1,360 5.000 12/01/26 1,389
30,300
South Dakota - 0.1%
Brookings School District 5 General Obligation Unlimited 575 5.250 06/15/34 669
Brookings School District 5 General Obligation Unlimited 1,600 5.500 06/15/43 1,805
County of Lincoln Revenue Bonds 100 4.000 08/01/41 87

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 633
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
South Dakota Conservancy District Revenue Bonds 730 5.000 08/01/32 783
3,344
Tennessee - 0.8%
Chattanooga Health Educational & Housing Facility Board Revenue Bonds 1,000 5.000 08/01/25 1,017
Chattanooga Health Educational & Housing Facility Board Revenue Bonds 600 5.000 10/01/26 603
City of Knoxville General Obligation Unlimited 2,860 3.000 05/01/34 2,700
Greenville Health & Educational Facilities Board Revenue Bonds 700 4.000 07/01/40 676
Health Educational and Housing Facility Board of the City of Memphis (The)
Revenue Bonds (~)(ae)(Ê) 11,489 5.000 07/01/27 11,633
Knox County Health Educational & Housing Facility Board Revenue Bonds (~)(ae)
(Ê) 4,665 4.050 12/01/27 4,654
Knox County Health Educational & Housing Facility Board Revenue Bonds (~)(ae)
(Ê) 1,310 5.000 12/01/27 1,337
Knox County Health Educational & Housing Facility Board Revenue Bonds 1,750 5.000 04/01/29 1,788
Knox County Health Educational & Housing Facility Board Revenue Bonds (µ) 250 5.250 07/01/49 265
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds (~)(ae)(Ê) 2,000 4.000 04/01/26 1,990
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds 350 4.000 10/01/28 340
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds 210 4.000 10/01/30 202
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds 2,210 5.000 07/01/35 2,258
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds (~)(ae)(Ê) 315 3.850 02/01/48 314
Metropolitan Government of Nashville & Davidson County Electric Revenue Bonds 2,000 5.000 05/15/42 2,066
Metropolitan Government of Nashville & Davidson County General Obligation
Unlimited 5,750 1.750 01/01/36 4,192
Tennessee Housing Development Agency Revenue Bonds 2,640 3.000 01/01/29 2,557
Tennessee Housing Development Agency Revenue Bonds 2,250 4.950 07/01/38 2,365
40,957
Texas - 9.8%
Alamito Public Facility Corp. Revenue Bonds (~)(ae)(Ê) 6,295 3.500 09/01/25 6,271
Alamito Public Facility Corp. Revenue Bonds (~)(ae)(Ê) 5,400 5.000 08/01/44 5,479
Arlington Higher Education Finance Corp. Revenue Bonds 1,000 5.000 08/15/26 1,002
Arlington Higher Education Finance Corp. Revenue Bonds 750 5.000 12/01/27 787
Arlington Higher Education Finance Corp. Revenue Bonds 500 5.000 12/01/28 526
Arlington Higher Education Finance Corp. Revenue Bonds 785 5.000 12/01/33 819
Arlington Higher Education Finance Corp. Revenue Bonds 650 5.000 12/01/34 678
Arlington Higher Education Finance Corp. Revenue Bonds 2,815 4.000 08/15/42 2,750
Arlington Independent School District General Obligation Unlimited 2,175 5.000 02/15/39 2,206
Austin Community College District General Obligation Limited 750 5.250 08/01/53 811
Austin Community College District Public Facility Corp. Revenue Bonds 1,115 5.000 08/01/24 1,118
Barbers Hill Independent School District General Obligation Unlimited 1,625 4.000 02/15/41 1,639
Baytown Municipal Development District Revenue Bonds 1,440 5.000 10/01/38 1,456
Baytown Municipal Development District Revenue Bonds 1,515 5.000 10/01/39 1,527
Baytown Municipal Development District Revenue Bonds 1,590 5.000 10/01/40 1,591
Bexar County Health Facilities Development Corp. Revenue Bonds 1,765 4.000 07/15/31 1,616
Bexar County Health Facilities Development Corp. Revenue Bonds 1,430 5.000 07/15/33 1,371
Cedar Port Navigation & Improvement District General Obligation Unlimited 2,450 4.250 09/01/41 2,450
Central Texas Regional Mobility Authority Revenue Bonds 2,100 5.000 01/01/25 2,103
Central Texas Regional Mobility Authority Revenue Bonds 1,200 5.000 01/01/35 1,220
Central Texas Regional Mobility Authority Revenue Bonds 900 4.000 01/01/36 917

See accompanying notes which are an integral part of the financial statements.
634 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Central Texas Regional Mobility Authority Revenue Bonds 1,405 5.000 01/01/36 1,472
Central Texas Regional Mobility Authority Revenue Bonds 1,285 5.000 01/01/37 1,371
Central Texas Regional Mobility Authority Revenue Bonds 150 4.000 01/01/40 148
Central Texas Regional Mobility Authority Revenue Bonds 1,490 5.000 01/01/40 1,565
Central Texas Turnpike System Revenue Bonds 2,385 5.000 08/15/42 2,386
City of Amarillo Waterworks & Sewer System Revenue Bonds 1,000 4.000 04/01/39 1,007
City of Amarillo Waterworks & Sewer System Revenue Bonds 1,130 4.000 04/01/40 1,127
City of Anna Special Assessment (Þ) 435 4.875 09/15/30 436
City of Arlington Special Tax (µ) 1,785 5.000 02/15/34 1,879
City of Arlington Special Tax (µ) 3,620 5.000 02/15/37 3,793
City of Arlington Special Tax (µ) 6,250 5.000 02/15/43 6,437
City of Arlington Tax Allocation 25 5.000 08/15/32 26
City of Arlington Tax Allocation 305 5.000 08/15/34 318
City of Arlington Tax Allocation 335 5.000 08/15/36 346
City of Aubrey Revenue Bonds (µ) 1,135 5.000 09/01/40 1,215
City of Austin Airport System Revenue Bonds 4,025 5.000 11/15/46 4,076
City of Austin Water & Wastewater System Revenue Bonds 700 5.000 11/15/38 777
City of Austin Water & Wastewater System Revenue Bonds 500 5.000 11/15/39 554
City of Austin Water & Wastewater System Revenue Bonds 1,000 5.000 11/15/40 1,099
City of Boyd Special Assessment (Þ) 1,005 5.125 09/15/43 1,003
City of Bryan General Obligation Limited 2,520 2.375 08/15/36 1,989
City of Bryan General Obligation Limited 2,580 2.375 08/15/37 1,976
City of Bryan General Obligation Limited 2,640 2.375 08/15/38 1,970
City of Bryan General Obligation Limited 2,705 2.500 08/15/39 2,014
City of Carrollton General Obligation Limited 450 5.000 08/15/38 496
City of Celina Special Assessment (Þ) 245 4.375 09/01/27 239
City of Celina Special Assessment (Þ) 169 4.500 09/01/27 168
City of Celina Special Assessment (Þ) 100 3.625 09/01/30 90
City of Celina Special Assessment (Þ) 510 4.375 09/01/30 502
City of Celina Special Assessment (Þ) 186 5.000 09/01/30 185
City of Celina Special Assessment (Þ) 165 4.625 09/01/31 164
City of Celina Special Assessment 575 4.800 09/01/37 557
City of Celina Special Assessment (Þ) 230 4.250 09/01/40 203
City of College Station General Obligation Limited 2,975 2.000 02/15/35 2,350
City of College Station General Obligation Limited 2,035 2.000 02/15/36 1,567
City of College Station General Obligation Limited 3,160 2.125 02/15/38 2,285
City of College Station General Obligation Limited 1,295 2.125 02/15/40 885
City of College Station General Obligation Limited 2,370 2.250 02/15/41 1,603
City of Crandall Special Assessment (Þ) 50 3.375 09/15/26 48
City of Crandall Special Assessment (Þ) 300 4.000 09/15/31 283
City of Dallas General Obligation Limited 10,160 5.000 02/15/26 10,443
City of Dallas General Obligation Limited 3,985 5.000 02/15/27 4,173
City of Dallas Hotel Occupancy Tax Revenue Bonds (µ) 1,105 4.000 08/15/29 1,107
City of Dallas Hotel Occupancy Tax Revenue Bonds (µ) 1,045 4.000 08/15/30 1,047
City of Dallas Hotel Occupancy Tax Revenue Bonds (µ) 1,400 4.000 08/15/31 1,402
City of Dallas Housing Finance Corp. Revenue Bonds (~)(ae)(Ê) 1,020 5.000 07/01/26 1,033
City of Dallas Housing Finance Corp. Revenue Bonds (~)(ae)(Ê) 1,890 5.000 09/01/26 1,912
City of Dallas Housing Finance Corp. Revenue Bonds (~)(Ê) 350 5.000 07/01/42 359

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 635
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Dripping Springs Special Assessment (Þ) 395 4.500 09/01/30 390
City of El Paso Water & Sewer Revenue Bonds 6,500 5.250 03/01/49 7,030
City of Fate Special Assessment (Þ) 243 3.750 08/15/27 234
City of Fort Worth General Obligation Limited 1,475 2.000 03/01/40 983
City of Fort Worth Revenue Bonds 2,050 5.250 03/01/36 2,057
City of Fort Worth Water & Sewer System Revenue Bonds 6,045 3.000 02/15/35 5,586
City of Georgetown Utility System Revenue Bonds (µ) 750 5.000 08/15/29 814
City of Greenville Waterworks & Sewer System Revenue Bonds (µ) 3,955 5.000 02/15/44 4,183
City of Hackberry Revenue Bonds 1,710 4.625 09/01/37 1,635
City of Hackberry Special Assessment Contract Revenue Bonds 1,350 4.500 09/01/38 1,253
City of Haslet Special Assessment (Þ) 259 2.625 09/01/26 241
City of Houston Airport System Revenue Bonds 2,000 5.000 07/01/29 2,145
City of Houston Airport System Revenue Bonds 2,175 5.000 07/01/30 2,333
City of Houston Airport System Revenue Bonds 360 5.000 07/01/31 386
City of Houston Airport System Revenue Bonds 325 5.000 07/01/32 348
City of Houston Combined Utility System Revenue Bonds (µ) 3,275
Zero
coupon 12/01/26 2,985
City of Houston Combined Utility System Revenue Bonds 3,000 5.000 11/15/35 3,101
City of Houston Combined Utility System Revenue Revenue Bonds 4,535 5.000 11/15/26 4,713
City of Houston Combined Utility System Revenue Revenue Bonds 1,690 5.000 11/15/27 1,790
City of Houston Hotel Occupancy Tax & Special Revenue Bonds 1,470 5.000 09/01/27 1,492
City of Houston Hotel Occupancy Tax & Special Revenue Bonds 1,240 5.000 09/01/34 1,319
City of Hutto Special Assessment (Þ) 189 2.500 09/01/26 176
City of Justin Special Assessment (Þ) 910 4.625 09/01/28 913
City of Kyle Special Assessment (Þ) 246 2.750 09/01/26 236
City of Kyle Special Assessment (Þ) 504 3.625 09/01/27 484
City of Kyle Special Assessment (Þ) 230 5.750 09/01/30 234
City of Kyle Special Assessment (Þ) 501 3.875 09/01/32 466
City of Kyle Special Assessment (Þ) 1,178 5.125 09/01/46 1,166
City of Lavon Special Assessment (Þ) 200 5.250 09/15/28 199
City of Lavon Special Assessment (µ) 365 3.000 09/15/30 350
City of Lavon Special Assessment (µ) 380 3.000 09/15/31 358
City of Lavon Special Assessment Revenue Bonds (Þ) 985 4.250 09/15/39 876
City of Manor Special Assessment (Þ) 250 4.500 09/15/30 247
City of Mesquite Revenue Bonds (Þ) 816 5.000 09/01/43 792
City of Mesquite Special Assessment Revenue Bonds (Þ) 290 4.750 09/01/28 291
City of Mesquite Special Assessment Revenue Bonds (Þ) 595 5.250 09/01/38 597
City of Midlothian Special Assessment (Þ) 215 2.875 09/15/26 201
City of Mustang Ridge Special Assessment (Þ) 366 5.250 09/01/30 368
City of Pilot Point Special Assessment (Þ) 558 4.875 09/15/27 552
City of Pilot Point Special Assessment (Þ) 500 5.125 09/15/32 502
City of Princeton Special Assessment (Þ) 125 2.750 09/01/25 121
City of Princeton Special Assessment (Þ) 201 3.750 09/01/27 193
City of Princeton Special Assessment (Þ) 360 4.375 09/01/28 356
City of Princeton Special Assessment (Þ) 732 4.250 09/01/30 711
City of Princeton Special Assessment (Þ) 447 5.500 09/01/30 452
City of Princeton Special Assessment (Þ) 210 2.875 09/01/31 181
City of Princeton Special Assessment (Þ) 128 3.000 09/01/31 111
City of Princeton Special Assessment (Þ) 280 4.000 09/01/32 266

See accompanying notes which are an integral part of the financial statements.
636 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Royse City Special Assessment (Þ) 235 5.500 09/15/30 238
City of Sachse Special Assessment (Þ) 659 5.625 09/15/42 664
City of San Antonio Electric & Gas Systems Revenue Bonds 4,715 5.000 02/01/26 4,840
City of San Antonio Electric & Gas Systems Revenue Bonds (~)(ae)(Ê) 3,835 1.750 02/01/33 3,770
City of Temple Tax Allocation (µ) 235 4.000 08/01/34 242
City of Temple Tax Allocation (µ) 210 4.000 08/01/35 216
City of Temple Tax Allocation (µ) 200 4.000 08/01/37 203
City of Temple Tax Allocation (µ) 220 4.000 08/01/39 220
City of Temple Tax Allocation (µ) 170 4.000 08/01/41 166
City of Venus Special Assessment (Þ) 250 3.125 09/15/31 219
City of Waxahachie General Obligation Limited 1,560 3.000 08/01/41 1,242
City of Waxahachie Special Assessment (Þ) 392 4.875 08/15/27 389
Clifton Higher Education Finance Corp. Revenue Bonds 375 4.000 08/15/30 382
Clifton Higher Education Finance Corp. Revenue Bonds 365 3.000 08/15/32 342
Clifton Higher Education Finance Corp. Revenue Bonds 255 3.000 08/15/33 236
Clifton Higher Education Finance Corp. Revenue Bonds 490 3.000 08/15/34 450
Clifton Higher Education Finance Corp. Revenue Bonds 675 3.000 08/15/35 611
Clifton Higher Education Finance Corp. Revenue Bonds 325 3.000 08/15/36 288
Clifton Higher Education Finance Corp. Revenue Bonds 1,850 4.000 08/15/36 1,869
Clifton Higher Education Finance Corp. Revenue Bonds 725 3.000 08/15/37 626
Clifton Higher Education Finance Corp. Revenue Bonds 2,000 4.000 08/15/37 2,010
Clifton Higher Education Finance Corp. Revenue Bonds 380 3.000 08/15/38 321
Clifton Higher Education Finance Corp. Revenue Bonds 930 3.000 08/15/40 751
Clifton Higher Education Finance Corp. Revenue Bonds 960 3.000 08/15/41 762
Club Municipal Management District No. 1 Special Assessment (Þ) 125 2.500 09/01/26 116
Comal County Water Control & Improvement District No. 6 General Obligation
Unlimited (µ) 2,025 5.250 09/01/30 2,166
Comal County Water Control & Improvement District No. 6 General Obligation
Unlimited (µ) 1,700 4.000 09/01/44 1,611
Comal Independent School District General Obligation Unlimited 5,000 3.000 02/01/39 4,338
Conroe Local Government Corp. Revenue Bonds 150 5.000 10/01/32 166
Conroe Local Government Corp. Revenue Bonds 200 5.000 10/01/35 221
Conroe Local Government Corp. Revenue Bonds 250 5.000 10/01/36 275
Conroe Local Government Corp. Revenue Bonds 100 4.000 10/01/41 97
County of Bastrop Special Assessment (Þ) 421 4.375 09/01/30 419
County of Harris Revenue Bonds 1,000 4.000 09/15/42 989
County of Harris Revenue Bonds 1,315 4.000 09/15/43 1,289
County of Travis General Obligation Limited 160 4.000 03/01/43 156
County of Travis General Obligation Unlimited 185 4.000 03/01/44 179
Crandall Independent School District General Obligation Unlimited 1,350 5.000 08/15/53 1,427
Cypress-Fairbanks Independent School District General Obligation Unlimited 3,000 2.250 02/15/41 2,087
Dallas Area Rapid Transit Tax Allocation 515 5.000 12/01/48 528
Dallas Fort Worth International Airport Revenue Bonds 510 5.000 11/01/24 513
Dallas Fort Worth International Airport Revenue Bonds 1,000 5.000 11/01/25 1,021
Dallas Fort Worth International Airport Revenue Bonds 4,000 5.000 11/01/36 4,495
Dallas Fort Worth International Airport Revenue Bonds 1,000 4.000 11/01/39 993
Dallas Fort Worth International Airport Revenue Bonds 3,500 4.000 11/01/41 3,427
Dallas Fort Worth International Airport Revenue Bonds 1,255 4.000 11/01/45 1,210
Dallas Fort Worth International Airport Revenue Bonds 5,000 4.000 11/01/46 4,786

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 637
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Dallas Independent School District General Obligation Unlimited 3,280 2.000 02/15/42 2,143
Decatur Hospital Authority Revenue Bonds 1,250 5.250 09/01/29 1,254
Decatur Hospital Authority Revenue Bonds 550 5.000 09/01/30 605
Decatur Hospital Authority Revenue Bonds 1,110 5.000 09/01/32 1,236
Denton Independent School District General Obligation Unlimited 1,320 5.000 08/15/26 1,368
Edinburg Economic Development Corp. Revenue Bonds 150 3.125 08/15/36 119
Edinburg Economic Development Corp. Revenue Bonds 125 3.250 08/15/41 90
El Paso Independent School District General Obligation Limited (~)(ae)(Ê) 500 5.000 02/01/40 509
Fort Bend County Municipal Utility District No. 134B General Obligation Unlimited
(µ) 2,475 6.000 03/01/29 2,697
Fort Worth Independent School District General Obligation Unlimited 2,500 5.000 02/15/47 2,576
Frisco Independent School District General Obligation Unlimited 325 5.000 02/15/35 372
Frisco Independent School District General Obligation Unlimited 570 5.000 02/15/36 649
Frisco Independent School District General Obligation Unlimited 1,000 5.000 02/15/37 1,132
Galveston Independent School District General Obligation Unlimited 500 5.000 02/01/34 549
Georgetown Independent School District General Obligation Unlimited 3,065 5.000 08/15/35 3,113
Grand Parkway Transportation Corp. Revenue Bonds 1,000 4.000 10/01/37 1,013
Grand Parkway Transportation Corp. Revenue Bonds 1,335 4.000 10/01/38 1,343
Greater Texoma Utility Authority Revenue Bonds (µ) 1,310 5.000 10/01/37 1,417
Gulf Coast Waste Disposal Authority Revenue Bonds (~)(Ê) 315 0.220 09/01/25 315
Harlandale Independent School District Revenue Bonds 1,125 4.000 08/15/32 1,131
Harris County Cultural Education Facilities Finance Corp. Revenue Bonds (~)(ae)(Ê) 2,925 5.000 06/01/32 2,939
Harris County Cultural Education Facilities Finance Corp. Revenue Bonds 120 6.375 01/01/33 120
Harris County Municipal Utility District No. 489 General Obligation Unlimited (µ) 3,700 6.500 09/01/29 4,097
Harris County Toll Road Authority (The) Revenue Bonds (~)(ae)(Ê) 2,075 4.050 11/01/50 2,055
Harris County-Houston Sports Authority Revenue Bonds 1,000 5.000 11/15/26 1,004
Harris County-Houston Sports Authority Revenue Bonds 750 5.000 11/15/27 753
Harris County-Houston Sports Authority Revenue Bonds 2,265 5.000 11/15/29 2,274
Harris County-Houston Sports Authority Revenue Bonds 1,495 5.000 11/15/32 1,500
Highland Park Independent School District General Obligation Unlimited 650 5.250 02/15/39 728
Highland Park Independent School District General Obligation Unlimited 2,195 5.250 02/15/40 2,443
Housing Synergy PFC Revenue Bonds (~)(ae)(Ê) 3,000 5.000 02/01/27 3,038
Houston Higher Education Finance Corp. Revenue Bonds 1,600 5.000 08/15/28 1,618
Houston Higher Education Finance Corp. Revenue Bonds 60 3.375 10/01/37 49
Jacksboro Independent School District General Obligation Unlimited (~)(ae)(Ê) 680 4.000 02/15/48 688
Joshua Farms Municipal Management District No. 1 Special Assessment (Þ) 500 4.375 09/01/30 495
Karnes County Hospital District Revenue Bonds 2,020 5.000 02/01/29 2,021
Kennedale Independent School District General Obligation Unlimited 450 5.000 02/15/38 503
Kermit Independent School District General Obligation Unlimited 2,500 5.000 02/15/48 2,679
Kermit Independent School District General Obligation Unlimited 1,000 5.000 02/15/53 1,058
La Joya Independent School District General Obligation Limited (µ) 735 5.000 02/15/33 774
Lake Houston Redevelopment Authority Revenue Bonds 250 4.000 09/01/36 236
Lake Houston Redevelopment Authority Revenue Bonds 330 3.000 09/01/38 262
Leander Independent School District General Obligation Unlimited (ae) 3,000 4.746 08/15/45 961
Lower Colorado River Authority Revenue Bonds 3,060 5.000 05/15/31 3,093
Lubbock Independent School District General Obligation Unlimited 1,000 4.000 02/15/40 991
Mansfield Independent School District Revenue Bonds 1,570 5.000 02/15/36 1,586
Mansfield Independent School District Revenue Bonds 1,925 5.000 02/15/39 1,945
Matagorda County Navigation District No. 1 Revenue Bonds 2,850 2.600 11/01/29 2,563

See accompanying notes which are an integral part of the financial statements.
638 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Mitchell County Hospital District General Obligation Limited 80 5.250 02/15/30 79
Mitchell County Hospital District General Obligation Limited 55 5.375 02/15/35 55
Montgomery County Toll Road Authority Revenue Bonds 1,370 5.000 09/15/32 1,389
Montgomery County Toll Road Authority Revenue Bonds 1,340 5.000 09/15/37 1,353
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 700 4.000 08/15/24 698
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (µ) 400 5.000 07/01/26 409
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 665 4.000 08/15/26 655
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 2,000 4.250 10/01/26 1,981
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 515 4.000 08/15/27 506
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 535 4.000 08/15/28 523
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 930 4.000 08/15/30 895
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (µ) 150 4.000 07/01/31 151
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (µ) 500 5.000 07/01/31 518
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 1,215 4.000 08/15/31 1,160
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (µ) 130 4.000 07/01/32 131
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (µ) 250 5.000 07/01/32 258
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (µ) 300 5.000 07/01/33 310
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 1,160 5.000 04/01/35 1,182
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 455 4.000 08/15/36 412
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (µ) 500 5.000 07/01/38 509
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 370 4.000 08/15/41 309
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 770 5.000 12/01/49 684
North East Independent School District General Obligation Unlimited (~)(ae)(Ê) 4,190 3.600 08/01/52 4,180
North East Texas Regional Mobility Authority Revenue Bonds 1,935 5.000 01/01/31 1,965
North Texas Municipal Water District Water System Revenue Bonds 5,125 5.000 09/01/29 5,621
North Texas Tollway Authority Revenue Bonds 3,065 5.000 01/01/27 3,130
North Texas Tollway Authority Revenue Bonds 910 5.000 01/01/29 918
North Texas Tollway Authority Revenue Bonds 1,000 5.000 01/01/32 1,041
North Texas Tollway Authority Revenue Bonds 1,895 4.000 01/01/37 1,910
North Texas Tollway Authority Revenue Bonds 1,000 5.000 01/01/38 1,004
North Texas Tollway Authority Revenue Bonds 50 4.000 01/01/40 49
North Texas Tollway Authority Revenue Bonds 9,005 5.000 01/01/45 9,031
Northside Independent School District General Obligation Unlimited (~)(Ê) 1,980 3.450 08/01/27 1,978
Northside Independent School District General Obligation Unlimited (~)(ae)(Ê) 1,000 3.000 08/01/53 981
Northwest Independent School District General Obligation Unlimited 1,375 5.000 02/15/40 1,504
Northwest Independent School District General Obligation Unlimited 2,140 5.000 02/15/41 2,329
Pearland Independent School District General Obligation Unlimited (ae) 250 5.250 02/15/26 257
Pearland Independent School District General Obligation Unlimited 1,250 5.250 02/15/32 1,287
Pecos Barstow Toyah Independent School District General Obligation Unlimited 1,275 5.000 02/15/35 1,353
Pecos Barstow Toyah Independent School District General Obligation Unlimited 1,650 5.000 02/15/38 1,696
Pecos Barstow Toyah Independent School District General Obligation Unlimited 650 5.000 02/15/39 667
Pecos Barstow Toyah Independent School District General Obligation Unlimited 2,250 5.000 02/15/40 2,305
Pecos Barstow Toyah Independent School District General Obligation Unlimited 4,695 5.000 02/15/41 4,804
Pecos Barstow Toyah Independent School District General Obligation Unlimited 2,425 5.000 02/15/42 2,479
Pecos Barstow Toyah Independent School District General Obligation Unlimited 1,675 5.000 02/15/43 1,711
Pflugerville Independent School District General Obligation Unlimited 3,245 4.000 02/15/45 3,095
Plainview Independent School District General Obligation Unlimited (~)(ae)(Ê) 425 4.000 02/15/50 425
Port Arthur Independent School District General Obligation Unlimited (µ) 550 4.000 02/15/34 566

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 639
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Port Arthur Independent School District General Obligation Unlimited (ae) 1,860 5.000 02/15/45 1,879
Princeton Independent School District General Obligation Unlimited (ae) 2,000 5.000 02/15/44 2,020
Prosper Independent School District General Obligation Unlimited (~)(ae)(Ê) 525 4.000 02/15/50 526
Reagan Hospital District of Reagan County General Obligation Limited 500 5.000 02/01/29 496
Reagan Hospital District of Reagan County General Obligation Limited 2,500 5.000 02/01/34 2,450
Rockwall Independent School District General Obligation Unlimited (ae) 605 5.000 02/15/32 611
Royse City Special Assessment (Þ) 50 3.125 09/15/25 48
Royse City Special Assessment (Þ) 175 4.125 09/15/39 156
Royse City Special Assessment (Þ) 100 4.125 09/15/40 87
Sabine-Neches Navigation District General Obligation Limited 500 5.250 02/15/36 554
Sabine-Neches Navigation District General Obligation Limited 650 5.250 02/15/38 710
Sabine-Neches Navigation District General Obligation Limited 1,885 5.250 02/15/40 2,040
Sabine-Neches Navigation District General Obligation Limited 1,500 5.250 02/15/42 1,612
San Antonio Public Facilities Corp. Revenue Bonds 1,035 5.000 09/15/25 1,057
San Antonio Public Facilities Corp. Revenue Bonds 2,125 5.000 09/15/26 2,201
San Antonio Water System Revenue Bonds (~)(Ê) 2,000 2.625 05/01/24 2,000
Sherman Independent School District General Obligation Unlimited 6,000 5.000 02/15/53 6,350
South Manvel Development Authority Tax Allocation 250 4.500 04/01/30 245
South Manvel Development Authority Tax Allocation 325 5.000 04/01/38 318
Southwest Houston Redevelopment Authority Tax Allocation (µ) 475 4.000 09/01/33 486
Southwest Houston Redevelopment Authority Tax Allocation (µ) 1,300 5.000 09/01/33 1,370
Southwest Houston Redevelopment Authority Tax Allocation (µ) 55 4.000 09/01/34 56
Southwest Houston Redevelopment Authority Tax Allocation (µ) 250 4.000 09/01/35 254
Southwest Houston Redevelopment Authority Tax Allocation (µ) 85 4.000 09/01/36 86
Southwest Houston Redevelopment Authority Tax Allocation (µ) 800 4.000 09/01/37 807
Spring Independent School District General Obligation Unlimited 5,000 4.000 08/15/40 4,963
State of Texas General Obligation Unlimited 1,825 5.000 10/01/26 1,833
State of Texas General Obligation Unlimited 1,900 5.000 04/01/33 1,960
State of Texas General Obligation Unlimited 17,850 5.000 10/01/36 18,111
State of Texas General Obligation Unlimited 1,350 5.000 08/01/40 1,361
Strategic Housing Finance Corp of Travis County Revenue Bonds (~)(Ê) 905 3.350 03/01/46 884
Tarrant County Hospital District General Obligation Limited 2,510 4.000 08/15/43 2,462
Tarrant County Housing Finance Corp. Revenue Bonds (~)(ae)(Ê) 1,125 5.000 03/01/27 1,141
Texas Department of Housing & Community Affairs Revenue Bonds (~)(ae)(Ê) 485 5.000 08/01/26 489
Texas Department of Housing & Community Affairs Revenue Bonds (~)(ae)(Ê) 665 5.000 03/01/41 669
Texas Department of Housing & Community Affairs Revenue Bonds 7,370 3.500 07/01/52 7,168
Texas Municipal Gas Acquisition & Supply Corp. I Revenue Bonds 2,060 6.250 12/15/26 2,125
Texas Municipal Gas Acquisition & Supply Corp. II Revenue Bonds (SIFMA
Municipal Swap Index + 0.550%)(Ê) 905 0.670 09/15/27 886
Texas Municipal Gas Acquisition & Supply Corp. II Revenue Bonds (CME Term
SOFR 3 Month + 0.863%)(Ê) 34,135 0.768 09/15/27 34,051
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds 380 5.000 12/15/25 384
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds 420 5.000 12/15/26 428
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds 3,805 5.000 12/15/28 3,919
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds 4,520 5.000 12/15/32 4,757
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds (µ) 4,500
Zero
coupon 08/15/25 4,273
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 1,250 4.000 12/31/30 1,282
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 1,880 4.000 06/30/32 1,918
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 1,120 4.000 06/30/33 1,142

See accompanying notes which are an integral part of the financial statements.
640 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 3,500 5.000 12/31/33 3,752
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 3,500 5.000 12/31/34 3,743
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 2,325 5.000 12/31/36 2,457
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 505 4.000 12/31/38 490
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 2,000 5.000 08/15/39 2,129
Texas Public Finance Authority Revenue Bonds (µ) 1,175 5.000 05/01/33 1,271
Texas Public Finance Authority Revenue Bonds (µ) 1,000 5.250 05/01/35 1,096
Texas Public Finance Authority Revenue Bonds (µ) 500 5.250 05/01/37 542
Texas Public Finance Authority Revenue Bonds (µ) 600 5.250 05/01/39 639
Texas Public Finance Authority Revenue Bonds (µ) 500 5.250 05/01/41 529
Texas Public Finance Authority Revenue Bonds (µ) 500 5.250 05/01/42 527
Texas Water Development Board Revenue Bonds 475 4.000 10/15/36 488
Texas Water Development Board Revenue Bonds 1,000 5.000 08/01/41 1,088
Texas Water Development Board Revenue Bonds 1,710 5.000 10/15/43 1,779
Texas Water Development Board Revenue Bonds 1,425 5.000 10/15/47 1,520
Tomball Independent School District General Obligation Unlimited (~)(ae)(Ê) 4,750 0.450 02/15/36 4,731
Town of Flower Mound Special Assessment (Þ) 750 3.250 09/01/31 670
Town of Flower Mound Special Assessment (Þ) 800 3.500 09/01/36 679
Town of Little Elm Special Assessment (Þ) 708 3.125 09/01/41 512
Travis County Development Authority Special Assessment (Þ) 658 4.500 09/01/31 645
Travis County Development Authority Special Assessment (Þ) 302 4.750 09/01/32 300
Trinity River Authority Revenue Bonds 1,325 5.000 02/01/42 1,433
Uptown Development Authority Tax Allocation 400 5.000 09/01/31 417
Uptown Development Authority Tax Allocation 150 3.000 09/01/34 130
Uptown Development Authority Tax Allocation 820 5.000 09/01/35 825
Viridian Municipal Management District General Obligation Unlimited (µ) 995 6.000 12/01/33 1,010
Viridian Municipal Management District Special Assessment 103 2.375 12/01/25 98
Viridian Municipal Management District Special Assessment 609 3.750 12/01/27 584
Viridian Municipal Management District Special Assessment 2,013 4.125 12/01/37 1,833
Westpointe Special Improvement District General Obligation Limited (µ) 1,000 4.500 08/15/38 1,013
Westside 211 Special Improvement District General Obligation Limited 875 5.250 08/15/38 887
Westside 211 Special Improvement District Revenue Bonds 295 2.125 08/15/30 254
Westside 211 Special Improvement District Revenue Bonds 310 3.000 08/15/32 279
White Settlement Independent School District General Obligation Unlimited 1,000 5.000 08/15/28 1,015
Wylie Independent School District General Obligation Unlimited 270
Zero
coupon 08/15/36 162
521,114
Utah - 1.4%
City of Lehi Sales Tax Revenue Bonds 500 4.000 06/01/33 516
City of Salt Lake City Public Utilities Revenue Bonds 9,210 5.000 02/01/52 9,737
County of Utah Revenue Bonds 18,645 5.000 05/15/45 18,652
County of Utah Revenue Bonds 9,530 5.000 05/15/46 9,662
Intermountain Power Agency Revenue Bonds 1,125 5.000 07/01/29 1,233
Intermountain Power Agency Revenue Bonds 1,250 5.000 07/01/30 1,394
Intermountain Power Agency Revenue Bonds 1,000 5.000 07/01/41 1,084
Intermountain Power Agency Revenue Bonds 640 5.000 07/01/42 690
Intermountain Power Agency Revenue Bonds 6,865 5.250 07/01/44 7,576
Jordan School District General Obligation Unlimited 2,750 5.000 06/15/27 2,903
Nebo School District General Obligation Unlimited 1,785 2.000 07/01/32 1,492

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 641
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Ogden City School District Municipal Building Authority Revenue Bonds 225 5.000 01/15/28 237
Utah Associated Municipal Power Systems Revenue Bonds 205 5.000 09/01/31 218
Utah Charter School Finance Authority Revenue Bonds 1,435 4.000 04/15/40 1,354
Utah Infrastructure Agency Revenue Bonds 100 4.000 10/15/24 100
Utah Infrastructure Agency Revenue Bonds 100 4.000 10/15/25 100
Utah Infrastructure Agency Revenue Bonds 135 5.000 10/15/26 139
Utah Infrastructure Agency Revenue Bonds 130 5.000 10/15/28 138
Utah Infrastructure Agency Revenue Bonds 4,260 5.000 10/15/29 4,341
Utah Infrastructure Agency Revenue Bonds 155 5.000 10/15/30 166
Utah Infrastructure Agency Revenue Bonds 250 4.000 10/15/31 244
Utah Infrastructure Agency Revenue Bonds 1,650 5.000 10/15/32 1,681
Utah Infrastructure Agency Revenue Bonds 1,185 4.000 10/15/33 1,141
Utah Infrastructure Agency Revenue Bonds 1,785 5.250 10/15/33 1,831
Utah Infrastructure Agency Revenue Bonds 2,755 5.500 10/15/33 2,980
Utah Infrastructure Agency Revenue Bonds 380 4.000 10/15/34 363
Utah Infrastructure Agency Revenue Bonds 1,000 5.000 10/15/34 1,017
Utah Infrastructure Agency Revenue Bonds 1,215 5.000 10/15/40 1,208
Utah Infrastructure Agency Revenue Bonds 500 4.000 10/15/42 425
Utah State Charter School Finance Authority Revenue Bonds 275 4.000 10/15/26 274
Utah State Charter School Finance Authority Revenue Bonds 300 4.000 10/15/28 300
Utah State Charter School Finance Authority Revenue Bonds 525 4.000 04/15/33 529
Utah State Charter School Finance Authority Revenue Bonds 460 5.000 04/15/34 490
Utah State Charter School Finance Authority Revenue Bonds 1,110 4.000 04/15/35 1,089
Utah Transit Authority Revenue Bonds 1,860 5.000 12/15/35 1,985
77,289
Vermont - 0.1%
City of Burlington Airport Revenue Bonds (µ) 120 5.000 07/01/24 120
City of Burlington Airport Revenue Bonds 475 5.000 07/01/27 488
City of Burlington Airport Revenue Bonds 400 5.000 07/01/28 416
City of Burlington Electric System Revenue Bonds (µ) 895 5.000 07/01/30 981
City of Burlington Electric System Revenue Bonds (µ) 460 5.000 07/01/31 510
City of Burlington Electric System Revenue Bonds (µ) 500 5.000 07/01/32 558
City of Burlington Electric System Revenue Bonds (µ) 350 5.000 07/01/33 393
City of Burlington Electric System Revenue Bonds (µ) 775 5.000 07/01/35 872
University of Vermont and State Agricultural College Revenue Bonds 925 5.000 10/01/43 950
Vermont Educational & Health Buildings Financing Agency Revenue Bonds (Þ) 550 5.500 10/01/43 538
Vermont Housing Finance Agency Revenue Bonds 975 4.750 11/01/48 974
6,800
Virgin Islands - 0.6%
Matching Fund Special Purpose Securitization Corp. Revenue Bonds 6,000 5.000 10/01/26 6,165
Matching Fund Special Purpose Securitization Corp. Revenue Bonds 14,870 5.000 10/01/27 15,414
Matching Fund Special Purpose Securitization Corp. Revenue Bonds 4,150 5.000 10/01/28 4,334
Matching Fund Special Purpose Securitization Corp. Revenue Bonds 4,035 5.000 10/01/30 4,283
Virgin Islands Public Finance Authority Revenue Bonds (µ) 675 5.000 10/01/32 681
30,877
Virginia - 1.4%
Arlington County Industrial Development Authority Revenue Bonds 3,290 5.000 01/01/26 3,339
Ballston Quarter Community Development Authority Tax Allocation 255 5.000 03/01/26 248
Ballston Quarter Community Development Authority Tax Allocation 916 7.125 03/01/30 577

See accompanying notes which are an integral part of the financial statements.
642 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Ballston Quarter Community Development Authority Tax Allocation 382 5.500 03/01/46 330
Chesapeake Hospital Authority Revenue Bonds 800 4.000 07/01/35 806
Chesapeake Hospital Authority Revenue Bonds 775 4.000 07/01/36 777
Chesapeake Hospital Authority Revenue Bonds 1,205 4.000 07/01/37 1,196
Chesapeake Redevelopment & Housing Authority Revenue Bonds (~)(ae)(Ê) 4,520 5.000 06/01/26 4,551
Chesapeake Redevelopment & Housing Authority Revenue Bonds (~)(ae)(Ê) 850 5.000 05/01/43 861
City of Harrisonburg General Obligation Unlimited 1,255 1.750 07/15/36 926
City of Newport News General Obligation Unlimited 250 3.000 02/01/30 245
City of Newport News General Obligation Unlimited 150 3.000 02/01/31 146
City of Newport News General Obligation Unlimited 250 4.000 02/01/33 266
County of Fairfax General Obligation Unlimited 3,385 4.000 10/01/28 3,416
Fairfax County Industrial Development Authority Revenue Bonds 5,770 4.000 05/15/44 5,537
Farmville Industrial Development Authority Revenue Bonds 1,315 5.000 01/01/33 1,331
Halifax County Industrial Development Authority Revenue Bonds (~)(ae)(Ê) 625 1.650 12/01/41 623
Hampton Roads Transportation Accountability Commission Revenue Bonds 5,015 5.000 07/01/26 5,178
Isle of Wight County Economic Development Authority Revenue Bonds (µ) 750 5.000 07/01/36 818
Isle of Wight County Economic Development Authority Revenue Bonds (µ) 700 5.000 07/01/37 755
Isle of Wight County Economic Development Authority Revenue Bonds (µ) 950 5.000 07/01/38 1,020
Isle of Wight County Economic Development Authority Revenue Bonds (µ) 2,000 5.250 07/01/48 2,149
James City County Economic Development Authority Revenue Bonds (~)(Ê) 2,100 5.000 02/01/26 2,106
James City County Economic Development Authority Revenue Bonds 435 4.000 12/01/26 432
James City County Economic Development Authority Revenue Bonds 225 4.000 12/01/30 219
James City County Economic Development Authority Revenue Bonds 500 4.000 12/01/35 469
Rockingham County Economic Development Authority Revenue Bonds 1,045 4.000 12/01/29 1,034
Rockingham County Economic Development Authority Revenue Bonds 1,085 4.000 12/01/30 1,075
Rockingham County Economic Development Authority Revenue Bonds 1,135 4.000 12/01/31 1,124
Salem Economic Development Authority Revenue Bonds 775 5.000 04/01/35 805
Salem Economic Development Authority Revenue Bonds 55 4.000 04/01/39 50
Salem Economic Development Authority Revenue Bonds 35 4.000 04/01/40 31
Virginia Beach Development Authority Revenue Bonds 825 5.375 09/01/29 854
Virginia College Building Authority Revenue Bonds 350 5.000 06/01/30 366
Virginia College Building Authority Revenue Bonds 125 4.000 06/01/36 120
Virginia Commonwealth Transportation Board Revenue Bonds (ae) 10,400 4.000 06/10/24 10,398
Virginia Commonwealth Transportation Board Revenue Bonds 2,065 5.000 05/15/27 2,179
Virginia Housing Development Authority Revenue Bonds 1,510 3.100 12/01/45 1,142
Virginia Public Building Authority Revenue Bonds 3,740 5.000 08/01/29 3,807
Virginia Small Business Financing Authority Revenue Bonds 1,000 5.000 01/01/33 1,049
Virginia Small Business Financing Authority Revenue Bonds 1,400 4.000 01/01/45 1,258
Williamsburg Economic Development Authority Revenue Bonds (µ) 2,270 4.000 07/01/42 2,195
Williamsburg Economic Development Authority Revenue Bonds (µ) 1,000 4.000 07/01/43 958
Wise County Industrial Development Authority Revenue Bonds (~)(ae)(Ê) 4,205 0.750 10/01/40 3,932
York County Economic Development Authority Pollution Control Revenue Bonds (~)
(ae)(Ê) 2,350 3.650 05/01/33 2,325
73,023
Washington - 2.0%
City of Seattle Drainage & Wastewater Revenue Bonds 1,625 4.000 07/01/35 1,653
City of Seattle Drainage & Wastewater Revenue Bonds 1,825 4.000 09/01/36 1,897
City of Seattle Drainage & Wastewater Revenue Bonds 500 4.000 09/01/37 515
City of Seattle Municipal Light & Power Revenue Bonds 220 4.000 07/01/37 225

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 643
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Seattle Municipal Light & Power Revenue Bonds 2,355 4.000 07/01/41 2,355
County of King Sewer Revenue Bonds 1,790 5.000 07/01/36 1,837
County of King Sewer Revenue Bonds (SIFMA Municipal Swap Index + 0.230%)(ae)
(Ê) 14,275 4.000 01/01/40 14,125
County of Pierce General Obligation Limited 2,040 2.600 07/01/36 1,747
County of Snohomish General Obligation Limited 3,500 2.000 12/01/33 2,852
Energy Northwest Revenue Bonds 1,170 4.000 07/01/42 1,154
Franklin County School District No. 1 Pasco General Obligation Unlimited 8,125 5.500 12/01/40 9,244
Grant County Public Hospital District No. 2 General Obligation Unlimited 5,000 5.000 12/01/38 5,064
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project
Revenue Bonds 4,600 4.000 01/01/26 4,636
King County School District No. 414 Lake Washington General Obligation Unlimited 650 5.000 12/01/34 695
Klickitat County Public Utility District No. 1 Revenue Bonds (µ) 830 5.000 12/01/30 910
Klickitat County Public Utility District No. 1 Revenue Bonds (µ) 900 5.000 12/01/31 986
Pierce County School District No. 403 Bethel General Obligation Unlimited 1,135 5.000 12/01/41 1,262
Pierce County School District No. 403 Bethel General Obligation Unlimited 1,300 5.000 12/01/42 1,437
Pierce County School District No. 403 Bethel General Obligation Unlimited 885 5.000 12/01/43 972
Port of Seattle Revenue Bonds 2,260 5.000 04/01/31 2,269
Port of Seattle Revenue Bonds 2,275 5.000 04/01/32 2,283
Seattle Housing Authority Revenue Bonds 895 1.000 06/01/26 833
Skagit County Public Hospital District No. 1 Revenue Bonds 900 5.500 12/01/42 956
Spokane Public Facilities District Revenue Bonds 970 5.000 12/01/34 984
State of Washington General Obligation Limited 4,715 5.000 06/01/38 5,113
State of Washington General Obligation Unlimited 7,835 5.000 08/01/24 7,858
State of Washington General Obligation Unlimited 2,550 5.000 02/01/26 2,622
State of Washington General Obligation Unlimited 5,125 5.000 07/01/30 5,170
State of Washington General Obligation Unlimited 3,290 5.000 07/01/32 3,318
State of Washington General Obligation Unlimited 1,645 5.000 08/01/35 1,720
State of Washington General Obligation Unlimited 1,000 5.000 08/01/37 1,078
State of Washington General Obligation Unlimited 1,820 5.000 02/01/39 1,911
State of Washington General Obligation Unlimited 1,300 5.000 02/01/41 1,358
State of Washington General Obligation Unlimited 3,000 5.000 07/01/41 3,323
State of Washington General Obligation Unlimited 3,500 5.000 08/01/42 3,604
State of Washington General Obligation Unlimited 2,350 5.000 02/01/47 2,506
State of Washington General Obligation Unlimited 1,500 5.000 02/01/48 1,606
Washington Health Care Facilities Authority Revenue Bonds (~)(ae)(Ê) 600 4.000 10/01/30 589
Washington Health Care Facilities Authority Revenue Bonds 1,000 5.000 08/01/38 1,047
Washington Higher Education Facilities Authority Revenue Bonds 510 5.000 10/01/27 523
Washington Higher Education Facilities Authority Revenue Bonds 375 4.000 10/01/35 363
Washington State Convention Center Public Facilities District Revenue Bonds (µ) 1,905 4.000 07/01/36 1,912
Washington State Housing Finance Commission Revenue Bonds (Þ) 665 2.125 07/01/27 611
Washington State Housing Finance Commission Revenue Bonds 265 5.000 07/01/38 278
Washington State Housing Finance Commission Revenue Bonds (Þ) 215 5.625 07/01/38 234
107,635
West Virginia - 0.3%
Monongalia County Commission Excise Tax District Revenue Bonds (Þ) 350 7.000 06/01/43 368
State of West Virginia General Obligation Unlimited 1,850 5.000 06/01/35 1,982
State of West Virginia General Obligation Unlimited 1,180 5.000 06/01/41 1,245
West Virginia Economic Development Authority Revenue Bonds (~)(Ê) 4,175 3.375 03/01/40 4,112
West Virginia Hospital Finance Authority Revenue Bonds (µ) 2,380 5.000 01/01/28 2,461

See accompanying notes which are an integral part of the financial statements.
644 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
West Virginia Hospital Finance Authority Revenue Bonds 375 5.000 09/01/29 391
West Virginia Hospital Finance Authority Revenue Bonds 725 5.000 09/01/30 757
West Virginia Hospital Finance Authority Revenue Bonds 480 5.000 09/01/32 499
West Virginia Hospital Finance Authority Revenue Bonds 230 5.000 01/01/34 230
West Virginia Hospital Finance Authority Revenue Bonds 270 5.000 01/01/35 269
West Virginia Hospital Finance Authority Revenue Bonds (µ) 1,750 5.000 09/01/40 1,871
West Virginia University Revenue Bonds (~)(ae)(Ê) 2,525 5.000 10/01/41 2,707
16,892
Wisconsin - 1.8%
Appleton Redevelopment Authority Revenue Bonds (~)(Ê) 13,000 0.590 06/01/36 13,000
City of Milwaukee General Obligation Unlimited 3,000 5.000 04/01/30 3,275
City of Racine Waterworks System Revenue Bonds (µ) 1,170 5.000 09/01/29 1,239
City of Racine Waterworks System Revenue Bonds (µ) 1,590 4.000 09/01/37 1,596
City of Shawano Electric System Revenue Bonds (µ) 1,415 5.000 05/01/35 1,540
Hudson School District General Obligation Unlimited 1,050 2.250 03/01/27 995
Marinette School District General Obligation Unlimited (µ) 1,785 1.650 03/01/33 1,389
Monroe School District General Obligation Unlimited (µ) 1,265 4.000 03/01/41 1,267
Public Finance Authority Revenue Bonds 295 5.000 10/01/24 295
Public Finance Authority Revenue Bonds (Þ) 535 4.000 03/01/25 527
Public Finance Authority Revenue Bonds (µ) 30 4.000 07/01/26 30
Public Finance Authority Revenue Bonds (µ) 30 4.000 07/01/27 30
Public Finance Authority Revenue Bonds (µ) 30 4.000 07/01/28 30
Public Finance Authority Revenue Bonds (µ) 30 4.000 07/01/29 30
Public Finance Authority Revenue Bonds (Þ) 1,250 5.125 11/15/29 1,255
Public Finance Authority Revenue Bonds 860 4.000 01/01/30 829
Public Finance Authority Revenue Bonds 1,000 5.000 01/01/30 1,056
Public Finance Authority Revenue Bonds (Þ) 450 4.000 06/15/30 423
Public Finance Authority Revenue Bonds (µ) 35 4.000 07/01/30 35
Public Finance Authority Revenue Bonds (µ) 45 4.000 07/01/31 45
Public Finance Authority Revenue Bonds (Þ) 450 4.000 12/01/31 421
Public Finance Authority Revenue Bonds (Þ) 1,425 4.000 04/01/32 1,400
Public Finance Authority Revenue Bonds (Þ) 455 4.000 06/15/32 417
Public Finance Authority Revenue Bonds (µ) 55 4.000 07/01/32 55
Public Finance Authority Revenue Bonds (µ) 25 4.000 07/01/33 25
Public Finance Authority Revenue Bonds (µ) 20 4.000 07/01/34 20
Public Finance Authority Revenue Bonds (Þ) 1,000 5.000 10/01/34 1,024
Public Finance Authority Revenue Bonds (µ) 20 4.000 07/01/35 20
Public Finance Authority Revenue Bonds 335 5.000 07/01/35 345
Public Finance Authority Revenue Bonds (Þ) 230 5.000 12/01/35 219
Public Finance Authority Revenue Bonds (µ) 30 4.000 07/01/36 30
Public Finance Authority Revenue Bonds 40 5.000 07/01/36 41
Public Finance Authority Revenue Bonds (µ) 280 4.000 07/01/37 278
Public Finance Authority Revenue Bonds 310 5.000 07/01/37 314
Public Finance Authority Revenue Bonds 600 4.000 11/15/37 588
Public Finance Authority Revenue Bonds (µ) 335 4.000 07/01/38 328
Public Finance Authority Revenue Bonds 65 5.000 07/01/38 65
Public Finance Authority Revenue Bonds 100 5.000 01/01/39 102
Public Finance Authority Revenue Bonds (µ) 335 4.000 07/01/39 324
Public Finance Authority Revenue Bonds 40 5.000 07/01/39 40

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 645
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Public Finance Authority Revenue Bonds (Þ) 400 5.000 10/01/39 402
Public Finance Authority Revenue Bonds 125 5.000 01/01/40 128
Public Finance Authority Revenue Bonds (µ) 35 4.000 07/01/40 33
Public Finance Authority Revenue Bonds 40 5.000 07/01/40 39
Public Finance Authority Revenue Bonds 4,960 5.000 03/01/41 5,024
Public Finance Authority Revenue Bonds 125 4.000 07/01/41 106
Public Finance Authority Revenue Bonds 65 5.000 07/01/41 64
Public Finance Authority Revenue Bonds (~)(ae)(Ê) 1,600 4.000 10/01/41 1,571
Public Finance Authority Revenue Bonds 2,000 4.000 12/01/41 1,747
Public Finance Authority Revenue Bonds (Þ) 750 4.000 06/15/42 623
Public Finance Authority Revenue Bonds 6,120 5.000 03/01/46 6,168
Wisconsin Health & Educational Facilities Authority Revenue Bonds (Þ) 1,485 5.000 08/01/27 1,511
Wisconsin Health & Educational Facilities Authority Revenue Bonds 800 4.200 08/15/28 791
Wisconsin Health & Educational Facilities Authority Revenue Bonds 270 4.400 08/15/29 267
Wisconsin Health & Educational Facilities Authority Revenue Bonds 50 4.000 03/15/30 49
Wisconsin Health & Educational Facilities Authority Revenue Bonds (µ) 1,000 5.000 02/15/33 1,069
Wisconsin Health & Educational Facilities Authority Revenue Bonds (µ) 1,500 4.000 02/15/34 1,508
Wisconsin Health & Educational Facilities Authority Revenue Bonds (µ) 1,500 4.000 02/15/35 1,505
Wisconsin Health & Educational Facilities Authority Revenue Bonds (µ) 1,590 4.000 02/15/36 1,595
Wisconsin Health & Educational Facilities Authority Revenue Bonds 130 4.000 09/15/36 118
Wisconsin Health & Educational Facilities Authority Revenue Bonds 640 5.000 07/01/38 655
Wisconsin Health & Educational Facilities Authority Revenue Bonds 250 5.250 08/15/39 253
Wisconsin Health & Educational Facilities Authority Revenue Bonds 135 4.000 09/15/41 114
Wisconsin Health & Educational Facilities Authority Revenue Bonds 485 5.000 10/01/41 505
Wisconsin Health & Educational Facilities Authority Revenue Bonds 125 4.000 09/15/45 100
Wisconsin Health & Educational Facilities Authority Revenue Bonds (~)(Ê) 21,475 0.200 02/15/50 21,475
Wisconsin Health & Educational Facilities Authority Revenue Bonds (SIFMA
Municipal Swap Index + 0.180%)(ae)(Ê) 400 3.950 08/15/54 395
Wisconsin Health & Educational Facilities Authority Revenue Bonds (~)(Ê) 1,180 5.000 08/15/54 1,270
Wisconsin Health & Educational Facilities Authority Revenue Bonds (~)(ae)(Ê) 530 5.000 08/15/54 542
Wisconsin Housing & Economic Development Authority Revenue Bonds (~)(ae)(Ê) 4,765 5.000 12/01/26 4,855
Wisconsin Housing & Economic Development Authority Revenue Bonds (SIFMA
Municipal Swap Index + 0.150%)(ae)(Ê) 1,000 3.920 03/01/42 998
Wisconsin Housing & Economic Development Authority Revenue Bonds (~)(ae)(Ê) 750 0.500 11/01/50 730
Wisconsin Housing & Economic Development Authority Revenue Bonds 3,000 6.000 09/01/54 3,234
94,386
Wyoming - 0.1%
County of Campbell Wastewater Facilities Revenue Bonds 3,335 3.625 07/15/39 2,935
Total Municipal Bonds
(cost $5,329,543) 5,269,697
Total Investments - 98.7%
(identified cost $5,329,543) 5,269,697
Other Assets and Liabilities, Net - 1.3%
68,287
Net Assets - 100.0%
5,337,984

See accompanying notes which are an integral part of the financial statements.
646 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
3.0%
Allentown Neighborhood Improvement Zone Development Authority
Revenue Bonds 05/22/23 1,000,000 101.26 1,013
1,017
Allentown Neighborhood Improvement Zone Development Authority
Revenue Bonds 01/18/24 4,105,000 100.00 4,105
4,070
Allentown Neighborhood Improvement Zone Development Authority
Revenue Bonds 04/17/24 725,000 101.79 738
738
Arizona Industrial Development Authority Revenue Bonds 04/15/21 240,000 102.00 245
213
Arizona Industrial Development Authority Revenue Bonds 04/06/22 1,250,000 100.00 1,250
1,177
Arizona Industrial Development Authority Revenue Bonds 01/12/23 250,000 99.20 248
248
Artisan Lakes East Community Development District Special Assessment 06/17/21 340,000 100.00 340
326
Astonia Community Development District Special Assessment 07/09/21 250,000 100.00 250
229
Astonia Community Development District Special Assessment 07/09/21 125,000 100.00 125
121
Atlanta Urban Redevelopment Agency Revenue Bonds 05/09/22 2,080,000 91.78 1,909
1,911
Atlanta Urban Redevelopment Agency Revenue Bonds 05/09/22 1,210,000 97.59 1,181
1,175
Ave Maria Stewardship Community District Special Assessment 07/24/23 600,000 99.63 598
600
Build NYC Resource Corp. Revenue Bonds 07/19/23 250,000 102.57 256
257
California Municipal Finance Authority Revenue Bonds 04/29/24 600,000 100.00 600
614
California School Finance Authority Revenue Bonds 04/29/21 295,000 101.48 299
276
California School Finance Authority Revenue Bonds 04/29/21 215,000 105.88 228
195
California School Finance Authority Revenue Bonds 07/16/21 500,000 113.78 569
490
California School Finance Authority Revenue Bonds 04/27/22 1,000,000 102.98 1,030
1,001
California School Finance Authority Revenue Bonds 06/28/22 830,000 88.39 734
781
California School Finance Authority Revenue Bonds 11/17/22 125,000 98.89 124
123
California School Finance Authority Revenue Bonds 02/09/23 100,000 88.08 88
82
California School Finance Authority Revenue Bonds 05/17/23 100,000 100.00 100
101
California School Finance Authority Revenue Bonds 06/09/23 545,000 100.38 547
541
California School Finance Authority Revenue Bonds 01/19/24 430,000 99.68 429
433
California Statewide Communities Development Authority Revenue Bonds 02/12/14 3,125,000 105.32 3,291
3,130
California Statewide Communities Development Authority Revenue Bonds 09/22/17 2,125,000 99.54 2,115
2,061
California Statewide Communities Development Authority Revenue Bonds 08/08/18 350,000 104.73 367
359
Capital Trust Agency, Inc. Revenue Bonds 07/17/20 120,000 100.00 120
113
Capital Trust Agency, Inc. Revenue Bonds 08/10/20 500,000 98.55 493
475
Capital Trust Agency, Inc. Revenue Bonds 12/03/20 1,000,000 105.80 1,058
978
Capital Trust Agency, Inc. Revenue Bonds 09/24/21 100,000 109.27 109
83
Chester County Industrial Development Authority Revenue Bonds 09/14/22 4,065,000 98.99 4,008
4,081
Chester County Industrial Development Authority Special Assessment 08/16/18 180,000 99.56 179
176
Chicago Board of Education General Obligation Unlimited 07/11/17 5,000,000 94.54 4,727
5,414
City & County of San Francisco Infrastructure & Revitalization Fing District
No. 1 Tax Allocation 08/12/22 375,000 104.72 393
382
City & County of San Francisco Infrastructure & Revitalization Fing District
No. 1 Tax Allocation 08/12/22 375,000 107.76 404
394
City of Anna Special Assessment 09/13/23 435,000 100.00 435
436
City of Boyd Special Assessment 01/19/24 1,005,000 99.69 1,002
1,003
City of Celina Special Assessment 08/12/20 230,000 100.00 230
203
City of Celina Special Assessment 08/12/20 100,000 100.00 100
90
City of Celina Special Assessment 04/13/22 245,000 100.00 245
239
City of Celina Special Assessment 09/14/22 169,000 100.00 169
168
City of Celina Special Assessment 04/12/23 510,000 100.00 510
502
City of Celina Special Assessment 07/12/23 186,000 100.00 186
185
City of Celina Special Assessment 04/10/24 165,000 100.00 165
164
City of Chicago Special Assessment Revenue Bonds 02/16/22 300,000 100.00 300
276
City of Chicago Special Assessment Revenue Bonds 02/16/22 348,000 100.00 348
317
City of Chicago Special Assessment Revenue Bonds 02/16/22 275,000 100.00 275
250
City of Chicago Special Assessment Revenue Bonds 02/16/22 325,000 100.00 325
298
City of Crandall Special Assessment 06/08/21 300,000 100.00 300
283
City of Crandall Special Assessment 06/08/21 50,000 100.00 50
48
City of Danbury General Obligations Unlimited 01/18/24 6,105,000 100.53 6,137
6,126
City of Dripping Springs Special Assessment 06/07/23 395,000 100.00 395
390
City of Fate Special Assessment 04/05/22 243,000 100.00 243
234
City of Fort Lauderdale Revenue Bonds 10/02/23 210,000 100.13 210
215
City of Fort Lauderdale Special Assessment 02/11/22 1,625,000 104.33 1,695
1,329
City of Fort Lauderdale Special Assessment 02/11/22 1,000,000 105.21 1,052
863
City of Fort Lauderdale Special Assessment 02/11/22 1,450,000 106.04 1,538
1,323
City of Fort Lauderdale Special Assessment 02/11/22 230,000 112.98 260
236

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 647
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
City of Fort Lauderdale Special Assessment 02/11/22 240,000 114.40 275
247
City of Fort Lauderdale Special Assessment 02/11/22 255,000 115.64 295
262
City of Haslet Special Assessment 10/19/21 259,000 100.00 259
241
City of Hutto Special Assessment 10/22/21 189,000 100.00 189
176
City of Justin Special Assessment 03/27/18 910,000 100.00 910
913
City of Kyle Special Assessment 10/20/21 246,000 100.00 246
236
City of Kyle Special Assessment 03/23/22 501,000 100.00 501
466
City of Kyle Special Assessment 03/23/22 504,000 100.00 504
484
City of Kyle Special Assessment 01/18/23 1,178,000 100.00 1,178
1,166
City of Kyle Special Assessment 10/18/23 230,000 99.47 229
234
City of Lavon Special Assessment 11/16/22 200,000 100.00 200
199
City of Lavon Special Assessment Revenue Bonds 05/02/23 985,000 90.62 893
876
City of Manor Special Assessment 06/22/23 250,000 99.72 249
247
City of Mesquite Revenue Bonds 04/04/23 816,000 100.00 816
792
City of Mesquite Special Assessment Revenue Bonds 09/05/18 595,000 100.00 595
597
City of Mesquite Special Assessment Revenue Bonds 09/05/18 290,000 100.00 290
291
City of Midlothian Special Assessment 03/24/21 215,000 100.00 215
201
City of Mustang Ridge Special Assessment 11/21/23 366,000 100.00 366
368
City of Pilot Point Special Assessment 05/13/22 500,000 100.00 500
502
City of Pilot Point Special Assessment 05/13/22 558,000 100.00 558
552
City of Princeton Special Assessment 04/24/18 360,000 100.00 360
356
City of Princeton Special Assessment 10/02/20 125,000 100.53 126
121
City of Princeton Special Assessment 05/25/21 128,000 100.00 128
111
City of Princeton Special Assessment 09/28/21 210,000 100.00 210
181
City of Princeton Special Assessment 03/29/22 280,000 100.00 280
266
City of Princeton Special Assessment 03/29/22 201,000 100.00 201
193
City of Princeton Special Assessment 02/14/23 732,000 100.00 732
711
City of Princeton Special Assessment 10/11/23 447,000 100.00 447
452
City of Royse City Special Assessment 10/11/23 235,000 100.00 235
238
City of Sachse Special Assessment 11/15/22 659,000 100.00 659
664
City of Venus Special Assessment 11/09/21 250,000 99.64 249
219
City of Waxahachie Special Assessment 05/17/22 392,000 100.00 392
389
Club Municipal Management District No. 1 Special Assessment 12/01/21 125,000 100.00 125
116
Cobblestone Community Development District Special Assessment 03/11/22 235,000 99.59 234
219
Columbus-Franklin County Finance Authority Revenue Bonds 12/21/23 325,000 100.00 325
327
Connecticut State Health & Educational Facilities Authority Revenue Bonds 07/22/20 100,000 105.40 105
97
Corkscrew Farms Community Development District Special Assessment 12/13/17 155,000 100.00 155
155
County of Bastrop Special Assessment 05/22/23 421,000 99.58 419
419
County of Gallatin Revenue Bonds 12/09/21 1,850,000 104.72 1,937
1,606
County of Gallatin Revenue Bonds 12/09/21 1,350,000 105.29 1,421
1,228
County of Prince George's Special Obligation Tax Allocation 02/02/24 275,000 99.75 274
274
Creek Preserve Community Development District Revenue Bonds 01/17/24 500,000 98.49 492
493
Creek Preserve Community Development District Special Assessment 04/13/23 1,215,000 95.23 1,157
1,162
Cypress Bluff Community Development District Special Assessment 08/19/20 800,000 99.46 796
743
Denver Urban Renewal Authority Tax Allocation 10/11/18 1,175,000 99.26 1,170
1,181
Doylestown Hospital Authority Revenue Bonds 04/15/24 500,000 101.50 507
505
DW Bayview Community Development District Special Assessment 02/05/21 30,000 100.00 30
29
DW Bayview Community Development District Special Assessment 02/05/21 60,000 100.00 60
56
Eagle Pointe Community Development District Special Assessment 07/15/20 60,000 99.54 60
56
Eagle Pointe Community Development District Special Assessment 07/15/20 15,000 99.95 15
15
East Bonita Beach Road Community Development District Special
Assessment 08/29/18 340,000 99.88 340
342
Enbrook Community Development District Special Assessment 10/06/20 105,000 100.00 105
103
Entrada Community Development District Special Assessment 09/23/21 370,000 99.59 368
339
Fiddlers Business Improvement District General Obligation Unlimited 05/13/22 1,250,000 100.59 1,257
1,280
Florida Development Finance Corp. Revenue Bonds 06/20/19 100,000 105.14 105
96
Florida Development Finance Corp. Revenue Bonds 06/20/19 150,000 106.78 160
151
Florida Development Finance Corp. Revenue Bonds 06/20/19 125,000 110.85 139
123
Florida Development Finance Corp. Revenue Bonds 10/21/20 225,000 102.72 231
199
Florida Development Finance Corp. Revenue Bonds 05/13/21 110,000 101.93 112
109
Florida Development Finance Corp. Revenue Bonds 05/13/21 135,000 110.70 149
132
Florida Development Finance Corp. Revenue Bonds 05/13/21 100,000 111.16 111
95
Florida Development Finance Corp. Revenue Bonds 07/23/21 100,000 105.81 106
97
Florida Development Finance Corp. Revenue Bonds 08/18/22 925,000 103.92 961
939
Florida Higher Educational Facilities Financial Authority Revenue Bonds 06/08/18 800,000 100.38 803
787

See accompanying notes which are an integral part of the financial statements.
648 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Florida Higher Educational Facilities Financial Authority Revenue Bonds 06/08/18 150,000 100.62 151
143
Harmony West Community Development District Special Assessment 06/19/18 65,000 100.00 65
65
Harmony West Community Development District Special Assessment 06/19/18 420,000 100.00 420
426
Harmony West Community Development District Special Assessment 06/19/18 620,000 100.00 620
632
Hills Minneola Community Development District Special Assessment 07/16/20 95,000 100.00 95
94
Hills Minneola Community Development District Special Assessment 07/16/20 140,000 100.00 140
131
Illinois Finance Authority Revenue Bonds 07/01/21 300,000 109.08 327
291
Illinois Finance Authority Revenue Bonds 07/01/21 500,000 110.32 552
482
Illinois Finance Authority Revenue Bonds 07/01/21 890,000 111.55 993
827
Illinois Finance Authority Revenue Bonds 07/01/21 440,000 111.80 492
413
Illinois Finance Authority Revenue Bonds 07/01/21 340,000 111.85 380
321
Illinois Finance Authority Revenue Bonds 12/16/21 180,000 111.46 201
171
Illinois Finance Authority Revenue Bonds 02/15/23 1,300,000 99.50 1,293
1,380
Industrial Development Authority of the County of Pima (The) Revenue
Bonds 10/06/22 1,000,000 100.00 1,000
1,007
Industrial Development Authority of the County of Pima (The) Revenue
Bonds 10/06/22 500,000 100.55 503
536
Joshua Farms Municipal Management District No. 1 Special Assessment 04/12/23 500,000 100.00 500
495
K-Bar Ranch II Community Development District Special Assessment 12/19/17 345,000 100.00 345
342
Knightsbridge Community Development District Revenue Bonds 03/14/24 690,000 100.00 690
678
Lake Emma Community Development District Special Assessment 07/07/23 125,000 99.73 125
125
Lakewood Ranch Stewardship District Special Assessment 09/18/20 310,000 99.92 310
287
Lakewood Ranch Stewardship District Special Assessment 10/08/20 100,000 100.00 100
93
Main Street Natural Gas, Inc. Revenue Bonds 01/20/22 2,350,000 100.74 2,367
2,312
Main Street Natural Gas, Inc. Revenue Bonds 01/13/23 550,000 98.69 543
537
Main Street Natural Gas, Inc. Revenue Bonds 01/13/23 400,000 99.90 400
398
Maricopa County Industrial Development Authority Revenue Bonds 09/23/21 515,000 110.12 564
434
Maricopa County Industrial Development Authority Revenue Bonds 12/09/21 100,000 105.41 105
91
Massachusetts Development Finance Agency Revenue Bonds 10/31/18 1,000,000 101.67 1,017
1,029
McJunkin Parkland Community Development District Special Assessment 11/01/18 520,000 100.00 520
527
Mississippi Development Bank Revenue Bonds 10/01/21 200,000 104.15 208
202
Mississippi Development Bank Revenue Bonds 10/01/21 300,000 104.74 314
306
Mississippi Development Bank Revenue Bonds 10/01/21 100,000 106.75 107
100
Monongalia County Commission Excise Tax District Revenue Bonds 11/01/23 350,000 99.01 347
368
Naples Reserve Community Development District Special Assessment 05/10/18 535,000 99.64 533
539
Nevada Department of Business & Industry Revenue Bonds 04/06/18 465,000 100.00 465
460
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 12/10/21 665,000 105.03 698
655
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 12/10/21 1,215,000 105.27 1,279
1,160
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 12/10/21 535,000 108.01 578
523
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 02/15/23 455,000 88.78 404
412
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 02/15/23 930,000 95.06 884
895
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 02/15/23 515,000 97.89 504
506
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 03/06/23 370,000 80.80 299
309
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 10/03/23 700,000 99.36 696
698
New York Liberty Development Corp. Revenue Bonds 07/07/20 4,865,000 96.57 4,573
4,815
New York Liberty Development Corp. Revenue Bonds 09/19/22 675,000 100.57 679
679
New York Liberty Development Corp. Revenue Bonds 03/07/23 1,490,000 100.01 1,490
1,494
New York Liberty Development Corp. Revenue Bonds 09/20/23 750,000 98.86 741
752
Oregon State Facilities Authority Revenue Bonds 10/10/17 750,000 104.42 783
711
Philadelphia Authority for Industrial Development Revenue Bonds 11/20/20 305,000 103.23 315
305
Philadelphia Authority for Industrial Development Revenue Bonds 11/20/20 660,000 107.81 712
669
Philadelphia Authority for Industrial Development Revenue Bonds 11/20/20 415,000 109.65 455
423
Philadelphia Authority for Industrial Development Revenue Bonds 11/20/20 440,000 109.90 484
449
Philadelphia Authority for Industrial Development Revenue Bonds 06/30/23 300,000 100.50 302
306
Philadelphia Authority for Industrial Development Revenue Bonds 07/18/23 140,000 102.59 144
143
Pine Isle Community Development District Special Assessment 11/04/21 100,000 100.00 100
94
Pine Isle Community Development District Special Assessment 11/04/21 190,000 100.00 190
182
Port of Greater Cincinnati Development Authority Revenue Bonds 03/30/21 100,000 100.25 100
93
Prairie Center Metropolitan District No. 3 Revenue Bonds 01/05/23 1,500,000 96.03 1,441
1,485
Public Finance Authority Revenue Bonds 06/25/14 1,250,000 98.93 1,237
1,255
Public Finance Authority Revenue Bonds 12/03/20 230,000 110.83 255
219
Public Finance Authority Revenue Bonds 07/16/21 450,000 115.68 521
421
Public Finance Authority Revenue Bonds 11/18/21 535,000 101.75 544
527
Public Finance Authority Revenue Bonds 01/21/22 1,425,000 103.80 1,441
1,400
Public Finance Authority Revenue Bonds 02/02/22 750,000 103.46 776
623

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 649
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Public Finance Authority Revenue Bonds 02/02/22 455,000 104.14 474
417
Public Finance Authority Revenue Bonds 02/02/22 450,000 104.18 469
423
Public Finance Authority Revenue Bonds 11/08/23 1,000,000 98.68 987
1,024
Public Finance Authority Revenue Bonds 04/23/24 400,000 100.56 402
402
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 09/27/21 5,810,000 103.53 5,943
6,212
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 11/16/21 4,655,000 101.60 4,951
4,875
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 09/29/22 315,000 100.10 315
319
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 10/12/22 9,400,000 95.13 8,361
9,509
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 12/12/22 1,840,000 101.20 1,862
1,916
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 02/07/23 9,500,000 100.41 9,551
9,969
Rivers Edge III Community Development District Special Assessment 04/07/21 300,000 99.62 299
271
Rivers Edge III Community Development District Special Assessment 04/07/21 160,000 99.86 160
154
Royse City Special Assessment 06/30/20 175,000 102.56 179
156
Royse City Special Assessment 07/15/20 100,000 100.00 100
87
Royse City Special Assessment 07/15/20 50,000 100.00 50
48
Rye Crossing Community Development District Special Assessment 09/13/23 200,000 100.00 200
202
Savanna Lakes Community Development District Special Assessment 05/11/23 200,000 99.84 200
200
Seaton Creek Reserve Community Development District Special Assessment 06/13/23 250,000 100.00 250
251
Sherwood Manor Community Development District Special Assessment 09/13/18 550,000 99.40 547
555
Stonewater Community Development District Special Assessment 10/13/21 165,000 100.00 165
157
Stuart Crossing Community Development District Revenue Bonds 03/13/24 260,000 100.00 260
257
Summerstone Community Development District Special Assessment 09/09/21 180,000 100.00 180
173
Timber Creek Community Development District Special Assessment 06/20/18 45,000 100.00 45
45
Timber Creek Community Development District Special Assessment 06/20/18 535,000 100.00 535
539
Timber Creek Community Development District Special Assessment 06/20/18 400,000 99.88 399
404
Town of Bridgeville Special Tax 04/24/24 875,000 100.00 875
902
Town of Flower Mound Special Assessment 02/09/21 800,000 100.00 800
679
Town of Flower Mound Special Assessment 02/09/21 750,000 100.00 750
670
Town of Little Elm Special Assessment 12/08/21 708,000 100.00 708
512
Travis County Development Authority Special Assessment 09/13/22 302,000 100.00 302
300
Travis County Development Authority Special Assessment 03/19/24 658,000 100.00 658
645
Triple Creek Community Development District Special Assessment 11/23/21 450,000 100.00 450
400
Tuscaloosa County Industrial Development Authority Revenue Bonds 04/17/19 777,000 90.40 702
775
Tuscaloosa County Industrial Development Authority Revenue Bonds 12/15/23 250,000 91.87 230
250
Union Park East Community Development District Special Assessment 01/12/22 62,500 100.12 63
60
Upper Illinois River Valley Redevelopment Authority Revenue Bonds 03/16/23 410,000 97.45 400
408
Veranda Community Development District II Special Assessment 02/24/21 20,000 100.00 20
19
Veranda Community Development District II Special Assessment 02/24/21 50,000 100.00 50
45
Vermont Educational & Health Buildings Financing Agency Revenue Bonds 05/11/23 550,000 98.24 540
538
Village Community Development District No. 15 Special Assessment 06/22/23 665,000 100.00 665
675
Village Community Development District No. 15 Special Assessment 06/22/23 200,000 100.00 200
203
Village Community Development District No. 15 Special Assessment 06/22/23 175,000 100.00 175
176
Washington State Housing Finance Commission Revenue Bonds 09/10/21 665,000 100.00 665
611
Washington State Housing Finance Commission Revenue Bonds 10/20/23 215,000 98.41 212
234
Wisconsin Health & Educational Facilities Authority Revenue Bonds 02/22/24 1,485,000 102.36 1,520 1,511
162,590
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Presentation of Portfolio Holdings
Amount in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Municipal Bonds
Alabama $ — $ 139,731 $ —
$ —
$ 139,731 2 .6
Alaska — 12,096 —
—
12,096 0 .2
Arizona — 94,289 —
—
94,289 1 .8
Arkansas — 16,525 —
—
16,525 0 .3
California — 414,203 —
—
414,203 7 .8

See accompanying notes which are an integral part of the financial statements.
650 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Presentation of Portfolio Holdings
Amount in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Colorado — 122,053 —
—
122,053 2 .3
Connecticut — 109,374 —
—
109,374 2 .0
Delaware — 19,853 —
—
19,853 0 .4
District of Columbia — 45,584 —
—
45,584 0 .9
Florida — 334,598 —
—
334,598 6 .3
Georgia — 151,452 —
—
151,452 2 .8
Guam — 45,765 —
—
45,765 0 .9
Hawaii — 6,283 —
—
6,283 0 .1
Idaho — 18,063 —
—
18,063 0 .3
Illinois — 705,329 —
—
705,329 13 .2
Indiana — 75,113 —
—
75,113 1 .4
Iowa — 26,372 —
—
26,372 0 .5
Kansas — 14,593 —
—
14,593 0 .3
Kentucky — 55,857 —
—
55,857 1 .0
Louisiana — 108,818 —
—
108,818 2 .0
Maine — 3,556 —
—
3,556 0 .1
Maryland — 53,176 —
—
53,176 1 .0
Massachusetts — 53,619 —
—
53,619 1 .0
Michigan — 133,283 —
—
133,283 2 .5
Minnesota — 16,336 —
—
16,336 0 .3
Mississippi — 49,372 —
—
49,372 0 .9
Missouri — 67,571 —
—
67,571 1 .3
Montana — 14,148 —
—
14,148 0 .3
Nebraska — 43,561 —
—
43,561 0 .8
Nevada — 46,848 —
—
46,848 0 .9
New Hampshire — 16,050 —
—
16,050 0 .3
New Jersey — 186,510 —
—
186,510 3 .5
New Mexico — 11,028 —
—
11,028 0 .2
New York — 493,327 —
—
493,327 9 .2
North Carolina — 23,641 —
—
23,641 0 .4
North Dakota — 7,558 —
—
7,558 0 .1
Ohio — 93,142 —
—
93,142 1 .7
Oklahoma — 20,653 —
—
20,653 0 .4
Oregon — 15,965 —
—
15,965 0 .3
Pennsylvania — 189,136 —
—
189,136 3 .5
Puerto Rico — 182,518 —
—
182,518 3 .4
Rhode Island — 27,196 —
—
27,196 0 .5
South Carolina — 30,300 —
—
30,300 0 .6
South Dakota — 3,344 —
—
3,344 0 .1
Tennessee — 40,957 —
—
40,957 0 .8
Texas — 521,114 —
—
521,114 9 .8

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 651
Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Presentation of Portfolio Holdings
Amount in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Utah — 77,289 —
—
77,289 1 .4
Vermont — 6,800 —
—
6,800 0 .1
Virgin Islands — 30,877 —
—
30,877 0 .6
Virginia — 73,023 —
—
73,023 1 .4
Washington — 107,635 —
—
107,635 2 .0
West Virginia — 16,892 —
—
16,892 0 .3
Wisconsin — 94,386 —
—
94,386 1 .8
Wyoming — 2,935 —
—
2,935 0 .1
Total Investments $ — $ 5,269,697 $ — $ — $ 5,269,697 98 .7
Other Assets and Liabilities, Net
1 .3
100 .0
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2024, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of April 30, 2024, if any, were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.
652 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Fair Value of Derivative Instruments — April 30, 2024 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 2,269
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ (9,011)
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Tax-Exempt Bond Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 653
Statement of Assets and Liabilities — April 30, 2024 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 5,329,543
Investments, at fair value .............................................................................................................................................................
5,269,697
Cash .............................................................................................................................................................................................. 50,401
Receivables:
Dividends and interest ...................................................................................................................................................... 66,640
Investments sold ............................................................................................................................................................... 2,575
Fund shares sold ............................................................................................................................................................... 16,361
Prepaid expenses .......................................................................................................................................................................... 44
Total assets ...............................................................................................................................................................
5,405,718
Liabilities
Payables:
Investments purchased ..................................................................................................................................................... 64,178
Fund shares redeemed ...................................................................................................................................................... 1,281
Accrued fees to affiliates .................................................................................................................................................. 2,051
Other accrued expenses .................................................................................................................................................... 224
Total liabilities ...........................................................................................................................................................
67,734
Net Assets ...............................................................................................................................................................
$ 5,337,984

Russell Investment Company
Tax-Exempt Bond Fund
See accompanying notes which are an integral part of the financial statements.
654 Tax-Exempt Bond Fund
Statement of Assets and Liabilities, continued — April 30, 2024 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ (277,568)
Shares of beneficial interest .........................................................................................................................................................
2,447
Additional paid-in capital ............................................................................................................................................................
5,613,105
Net Assets ...............................................................................................................................................................
$ 5,337,984
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) .......................................................................................................................................... $ 21.91
Maximum offering price per share (Net asset value plus sales charge of 3.75%): Class A ..................................................... $ 22.76
Class A — Net assets ........................................................................................................................................................... $ 40,503,188
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 1,848,891
Net asset value per share: Class C (#) .......................................................................................................................................... $ 21.76
Class C — Net assets ........................................................................................................................................................... $ 18,532,189
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 851,763
Net asset value per share: Class M (#) ......................................................................................................................................... $ 21.82
Class M — Net assets .......................................................................................................................................................... $ 1,559,943,107
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 71,483,502
Net asset value per share: Class S (#) .......................................................................................................................................... $ 21.82
Class S — Net assets ............................................................................................................................................................ $ 3,719,005,953
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 170,476,803
Amounts in thousands
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Tax-Exempt Bond Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 655
Statement of Operations — For the Period Ended April 30, 2024 (Unaudited)
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 13
Interest .............................................................................................................................................................................. 92,887
Total investment income ..............................................................................................................................................................
92,900
Expenses
Advisory fees ................................................................................................................................................................... 7,669
Administrative fees .......................................................................................................................................................... 1,232
Custodian fees .................................................................................................................................................................. 192
Distribution fees - Class A ............................................................................................................................................... 48
Distribution fees - Class C ............................................................................................................................................... 71
Transfer agent fees - Class A ........................................................................................................................................... 38
Transfer agent fees - Class C ........................................................................................................................................... 19
Transfer agent fees - Class M .......................................................................................................................................... 1,488
Transfer agent fees - Class S ............................................................................................................................................ 3,568
Professional fees .............................................................................................................................................................. 87
Registration fees ............................................................................................................................................................... 99
Shareholder servicing fees - Class C ............................................................................................................................... 24
Trustees’ fees .................................................................................................................................................................... 132
Printing fees ..................................................................................................................................................................... 85
Miscellaneous .................................................................................................................................................................. 91
Expenses before reductions .............................................................................................................................................. 14,843
Expense reductions .......................................................................................................................................................... (2,270)
Net expenses ................................................................................................................................................................................
12,573
Net investment income (loss) .......................................................................................................................................................
80,327
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (18,385)
Futures contracts .............................................................................................................................................................. 2,269
Net realized gain (loss) ................................................................................................................................................................
(16,116)
Net change in unrealized appreciation (depreciation) on:
Investments   .................................................................................................................................................................... 241,519
Futures contracts .............................................................................................................................................................. (9,011)
Net change in unrealized appreciation (depreciation) ................................................................................................................. 232,508
Net realized and unrealized gain (loss) ........................................................................................................................................ 216,392
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 296,719

Russell Investment Company
Tax-Exempt Bond Fund
See accompanying notes which are an integral part of the financial statements.
656 Tax-Exempt Bond Fund
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
April 30, 2024
(Unaudited)
Fiscal Year Ended
October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 80,327 $ 131,617
Net realized gain (loss) ....................................................................................................................... (16,116) (55,313)
Net change in unrealized appreciation (depreciation) ........................................................................ 232,508 41,928
Net increase (decrease) in net assets from operations .............................................................................. 296,719 118,232
Distributions
To shareholders
Class A .......................................................................................................................................... (590) (890)
Class C .......................................................................................................................................... (228) (416)
Class M ......................................................................................................................................... (25,629) (43,503)
Class S .......................................................................................................................................... (59,775) (97,576)
Net decrease in net assets from distributions ............................................................................................ (86,222) (142,385)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... 384,992 751,729
Total Net Increase (Decrease) in Net Assets ........................................................................
595,489 727,576
Net Assets
Beginning of period .................................................................................................................................. 4,742,495 4,014,919
End of period .............................................................................................................................................
$ 5,337,984 $ 4,742,495

Russell Investment Company
Tax-Exempt Bond Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 657
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2024 and October 31, 2023 were as follows:
2024 (Unaudited) 2023
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 311 $ 6,859 610 $ 13,254
Proceeds from reinvestment of distributions 27 587 41 885
Payments for shares redeemed (147) (3,236) (455) (9,862)
Net increase (decrease)
191 4,210 196 4,277
Class C
Proceeds from shares sold 88 1,915 161 3,471
Proceeds from reinvestment of distributions 10 228 19 415
Payments for shares redeemed (128) (2,784) (272) (5,877)
Net increase (decrease)
(30) (641) (92) (1,991)
Class M
Proceeds from shares sold 10,614 232,854 23,957 519,512
Proceeds from reinvestment of distributions 1,173 25,578 2,009 43,412
Payments for shares redeemed (6,471) (141,483) (15,815) (341,553)
Net increase (decrease)
5,316 116,949 10,151 221,371
Class S
Proceeds from shares sold 26,442 578,559 58,440 1,263,987
Proceeds from reinvestment of distributions 2,737 59,644 4,507 97,370
Payments for shares redeemed (17,108) (373,729) (38,655) (833,285)
Net increase (decrease)
12,071 264,474 24,292 528,072
Total increase (decrease)
17,548 $ 384,992 34,547 $ 751,729

See accompanying notes which are an integral part of the financial statements.
658 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Total
Distributions
Class A
April 30, 2024* 20.97 .31 .97 1.28 (.34) (.34)
October 31, 2023 20.93 .55 .10 .65 (.61) (.61)
October 31, 2022 23.94 .39 (2.92) (2.53) (.48) (.48)
October 31, 2021 23.67 .40 .36 .76 (.49) (.49)
October 31, 2020 23.75 .36 .12 .48 (.56) (.56)
October 31, 2019 22.56 .61 1.19 1.80 (.61) (.61)
Class C
April 30, 2024* 20.83 .23 .96 1.19 (.26) (.26)
October 31, 2023 20.80 .39 .09 .48 (.45) (.45)
October 31, 2022 23.78 .23 (2.89) (2.66) (.32) (.32)
October 31, 2021 23.53 .23 .34 .57 (.32) (.32)
October 31, 2020 23.61 .19 .12 .31 (.39) (.39)
October 31, 2019 22.43 .45 1.17 1.62 (.44) (.44)
Class M
April 30, 2024* 20.89 .35 .96 1.31 (.38) (.38)
October 31, 2023 20.85 .64 .09 .73 (.69) (.69)
October 31, 2022 23.85 .48 (2.91) (2.43) (.57) (.57)
October 31, 2021 23.58 .49 .36 .85 (.58) (.58)
October 31, 2020 23.67 .45 .11 .56 (.65) (.65)
October 31, 2019 22.49 .70 1.18 1.88 (.70) (.70)
Class S
April 30, 2024* 20.88 .34 .97 1.31 (.37) (.37)
October 31, 2023 20.85 .61 .09 .70 (.67) (.67)
October 31, 2022 23.84 .46 (2.90) (2.44) (.55) (.55)
October 31, 2021 23.58 .47 .35 .82 (.56) (.56)
October 31, 2020 23.66 .43 .12 .55 (.63) (.63)
October 31, 2019 22.48 .68 1.17 1.85 (.67) (.67)

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 659
$
Net Asset Value,
End of
Period
%
Total
Return
(ǿ)(±)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(ɯ)
%
Ratio of Expenses
to Average
Net Assets,
Net
(Ƃ)(ɯ)
%
Ratio of Net
Investment Income
to Average
Net Assets
(Ƃ)(ɯ)
%
Portfolio
Turnover Rate
(ǿ)
21.91 6.11 40,503 .83 .81 2.83 15
20.97 3.03 34,759 .83 .81 2.55 48
20.93 (10.70) 30,595 .84 .82 1.74 42
23.94 3.22 39,060 .84 .82 1.67 19
23.67 2.06 34,384 .84 .82 1.53 43
23.75 8.06 27,045 .82 .80 2.64 35
21.76 5.73 18,532 1.58 1.52 2.12 15
20.83 2.28 18,352 1.58 1.52 1.82 48
20.80 (11.29) 20,240 1.59 1.53 1.03 42
23.78 2.44 26,500 1.59 1.53 .96 19
23.53 1.35 23,071 1.59 1.53 .82 43
23.61 7.30 22,469 1.58 1.52 1.93 35
21.82 6.28 1,559,943 .58 .42 3.22 15
20.89 3.43 1,381,959 .58 .42 2.94 48
20.85 (10.34) 1,168,139 .59 .43 2.16 42
23.85 3.63 1,168,245 .59 .43 2.04 19
23.58 2.43 509,715 .59 .43 1.92 43
23.67 8.46 425,788 .58 .42 2.99 35
21.82 6.28 3,719,006 .58 .52 3.12 15
20.88 3.28 3,307,425 .58 .52 2.84 48
20.85 (10.40) 2,795,945 .59 .53 2.05 42
23.84 3.49 3,006,439 .59 .53 1.96 19
23.58 2.37 2,575,388 .59 .53 1.82 43
23.66 8.35 2,464,168 .58 .52 2.92 35

Russell Investment Company
Tax-Exempt Bond Fund
See accompanying notes which are an integral part of the financial statements.
660 Tax-Exempt Bond Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates as of April 30, 2024 were as follows:
Federal Income Taxes (Unaudited)
At April 30, 2024, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 1,307,286
Administrative fees 209,607
Distribution fees 19,788
Shareholder servicing fees 3,847
Transfer agent fees 484,092
Trustee fees 26,800
$ 2,051,420
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 5,370,467,353 $ 150,634,150 $ (251,404,428) $ (100,770,278)

Global Infrastructure Fund 661
Russell Investment Company
Global Infrastructure Fund
Shareholder Expense Example — April 30, 2024 (Unaudited)
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2023 to April 30, 2024 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account
values and actual expenses. You may use the information in
this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account
during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and
expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2024 $ 1,129.50 $ 1,018.50
Expenses Paid During Period* $ 6.78 $ 6.42
* Expenses are equal to the Fund's annualized expense ratio of 1.28%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2024 $ 1,126.00 $ 1,014.77
Expenses Paid During Period* $ 10.73 $ 10.17
* Expenses are equal to the Fund's annualized expense ratio of 2.03%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2024 $ 1,131.20 $ 1,020.24
Expenses Paid During Period* $ 4.93 $ 4.67
* Expenses are equal to the Fund's annualized expense ratio of 0.93%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

662 Global Infrastructure Fund
Russell Investment Company
Global Infrastructure Fund
Shareholder Expense Example, continued — April 30, 2024 (Unaudited)
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2024 $ 1,130.40 $ 1,019.74
Expenses Paid During Period* $ 5.46 $ 5.17
* Expenses are equal to the Fund's annualized expense ratio of 1.03%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2024 $ 1,131.30 $ 1,020.64
Expenses Paid During Period* $ 4.50 $ 4.27
* Expenses are equal to the Fund's annualized expense ratio of 0.85%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

See accompanying notes which are an integral part of the financial statements.
Global Infrastructure Fund 663
Russell Investment Company
Global Infrastructure Fund
Schedule of Investments — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 95.5%
Australia - 7.4%
APA Group 101,807 546
Atlas Arteria, Ltd. 1,905,447 6,397
Cleanaway Waste Management, Ltd. 536,525 937
Qube Holdings, Ltd. 789,057 1,686
Transurban Group - ADR(Æ) 1,656,623 13,356
22,922
Brazil - 0.6%
CCR SA 456,390 1,084
Santos Brasil Participacoes SA 260,072 680
1,764
Canada - 6.4%
AltaGas, Ltd. - ADR 73,725 1,616
Canadian National Railway Co. 10,642 1,293
Canadian Pacific Kansas City, Ltd. 9,212 723
Enbridge, Inc. 187,417 6,662
Gibson Energy, Inc. 25,565 419
Hydro One, Ltd.(Þ) 16,215 454
Keyera Corp. 11,431 293
Pembina Pipeline Corp. 107,919 3,797
TC Energy Corp. 129,728 4,648
19,905
China - 1.9%
Beijing Capital International Airport
Co., Ltd. Class H(Æ) 2,552,000 812
China Merchants Port Holdings Co.,
Ltd. 816,466 1,085
ENN Energy Holdings, Ltd. 226,482 1,949
Guangdong Investment, Ltd. 701,342 366
Jiangsu Expressway Co., Ltd. Class H 1,182,685 1,159
Zhejiang Expressway Co., Ltd. Class H 1,042,000 680
6,051
France - 7.0%
Aeroports de Paris SA 27,333 3,460
Eiffage SA 10,671 1,139
Engie SA 190,916 3,315
Getlink SE 467,763 7,956
Veolia Environnement SA 44,551 1,385
Vinci SA 39,181 4,586
21,841
Germany - 1.7%
E.ON SE 215,517 2,846
Fraport AG Frankfurt Airport Services
Worldwide(Æ) 36,272 1,822
RWE AG 17,315 602
5,270
Greece - 0.0%
Athens International Airport SA(Æ) 15,813 140
Hong Kong - 0.4%
CK Infrastructure Holdings, Ltd. 71,964 408
CLP Holdings, Ltd. 51,000 402
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Power Assets Holdings, Ltd. 48,000 275
1,085
Italy - 2.6%
Enel SpA 289,558 1,907
Hera SpA 318,939 1,152
Infrastrutture Wireless Italiane SpA(Þ) 146,485 1,570
Italgas SpA 15,794 88
Snam Rete Gas SpA 319,703 1,468
Terna Rete Elettrica Nazionale SpA 219,927 1,752
7,937
Japan - 2.3%
Central Japan Railway Co. 38,400 879
East Japan Railway Co. 69,201 1,275
Japan Airport Terminal Co., Ltd. 65,400 2,309
Kamigumi Co., Ltd. 33,313 718
Kansai Electric Power Co., Inc. (The) 22,100 331
Osaka Gas Co., Ltd. 9,900 220
Tokyo Gas Co., Ltd. 14,500 325
West Japan Railway Co. 61,900 1,176
7,233
Mexico - 6.9%
Grupo Aeroportuario del Centro Norte
SAB de CV Class B 82,704 916
Grupo Aeroportuario del Centro Norte
SAB de CV - ADR 14,093 1,244
Grupo Aeroportuario del Pacifico SAB
de CV Class B 384,562 7,004
Grupo Aeroportuario del Pacifico SAB
de CV - ADR 12,338 2,243
Grupo Aeroportuario del Sureste SAB
de CV Class B 225,791 7,756
Grupo Aeroportuario del Sureste SAB
de CV - ADR 3,389 1,168
Promotora y Operadora de
Infraestructura SAB de CV 120,541 1,211
21,542
Netherlands - 0.1%
Koninklijke Vopak NV 5,587 222
New Zealand - 1.9%
Auckland International Airport, Ltd. 1,030,376 4,769
Contact Energy, Ltd. 28,268 145
Infratil, Ltd. 80,185 515
Port of Tauranga, Ltd. 109,035 314
5,743
Philippines - 0.3%
International Container Terminal
Services, Inc. 183,215 1,054
Portugal - 0.1%
Energias de Portugal SA 95,661 360

See accompanying notes which are an integral part of the financial statements.
664 Global Infrastructure Fund
Russell Investment Company
Global Infrastructure Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Singapore - 0.3%
Parkway Life Real Estate Investment
Trust(Æ)(ö) 72,817 191
Sembcorp Industries, Ltd. 174,000 684
875
Spain - 6.4%
Aena SME SA(Þ) 66,313 12,120
Cellnex Telecom SA(Þ) 26,183 863
Enagas SA 20,355 300
Endesa SA - ADR 12,772 233
Iberdrola SA 461,670 5,672
Redeia Corp. SA 36,183 604
19,792
Switzerland - 1.7%
Flughafen Zurich AG 25,982 5,200
Thailand - 0.0%
Airports of Thailand PCL 11,500 20
United Kingdom - 2.8%
National Grid PLC 128,125 1,682
National Grid PLC - ADR 13,827 922
Scottish & Southern Energy PLC 143,020 2,979
Severn Trent PLC Class H 102,732 3,167
8,750
United States - 44.7%
Alliant Energy Corp. 33,813 1,684
Ameren Corp. 4,455 329
American Electric Power Co., Inc. 32,915 2,832
American Tower Corp.(ö) 24,668 4,232
American Water Works Co., Inc. 11,526 1,410
Atmos Energy Corp. 3,089 364
Brookfield Renewable Corp. Class A 26,949 626
Casella Waste Systems, Inc. Class A(Æ) 7,801 705
CenterPoint Energy, Inc. 74,629 2,175
Cheniere Energy, Inc. 73,072 11,532
Clearway Energy, Inc. Class C 38,570 902
CMS Energy Corp. 34,741 2,106
Consolidated Edison, Inc. 16,343 1,543
Crown Castle, Inc.(ö) 9,136 857
CSX Corp. 37,029 1,230
Digital Realty Trust, Inc.(ö) 13,018 1,807
Dominion Energy, Inc. 83,800 4,272
DT Midstream, Inc. 48,459 3,014
DTE Energy Co. 11,943 1,318
Duke Energy Corp. 81,941 8,052
Entergy Corp. 34,382 3,668
Equinix, Inc.(ö) 2,507 1,783
Evergy, Inc. 59,380 3,114
Eversource Energy 57,829 3,506
Exelon Corp. 96,748 3,636
Ferrovial SE 36,928 1,326
Kinder Morgan, Inc. 185,974 3,400
Kinetik Holdings Inc 6,979 268
NextEra Energy, Inc. 212,670 14,243
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
NiSource, Inc. 67,154 1,871
Norfolk Southern Corp. 8,503 1,958
ONEOK, Inc. 49,473 3,914
PG&E Corp. 128,815 2,204
Pinnacle West Capital Corp. 4,216 311
PPL Corp. 45,612 1,252
Public Service Enterprise Group, Inc. 28,512 1,970
Republic Services, Inc. Class A 11,112 2,130
SBA Communications Corp.(ö) 4,352 810
Sempra Energy 37,084 2,656
Southern Co. (The) 126,438 9,293
Southwest Gas Holdings, Inc. 2,559 191
Targa Resources Corp. 53,466 6,098
UGI Corp. 79,125 2,022
Union Pacific Corp. 9,185 2,178
Waste Connections, Inc. 10,676 1,730
Waste Management, Inc. 3,634 756
WEC Energy Group, Inc. 7,950 657
Williams Cos., Inc. (The) 121,937 4,677
Xcel Energy, Inc. 116,756 6,273
138,885
Total Common Stocks
(cost $263,491) 296,591
Short-Term Investments - 4.4%
United States - 4.4%
U.S. Cash Management Fund(@) 13,582,996 (∞) 13,576
Total Short-Term Investments
(cost $13,578) 13,576
Other Securities - 3.2%
U.S. Cash Collateral Fund(@)(×) 9,820,093 (∞) 9,820
Total Other Securities
(cost $9,820) 9,820
Total Investments - 103.1%
(identified cost $286,889) 319,987
Other Assets and Liabilities,
Net - (3.1%)
(9,540)
Net Assets - 100.0%
310,447

See accompanying notes which are an integral part of the financial statements.
Global Infrastructure Fund 665
Russell Investment Company
Global Infrastructure Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
4.8%
Aena SME SA 02/11/15 EUR 66,313 108.70 7,208
12,120
Cellnex Telecom SA 03/20/19 EUR 26,183 31.20 817
863
Hydro One, Ltd. 11/10/22 CAD 16,215 26.38 428
454
Infrastrutture Wireless Italiane SpA 06/18/15 EUR 146,485 9.74 1,427 1,570
15,007
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
EURO STOXX 50 Index Futures 48 EUR 2,351 06/24
1
MSCI Emerging Markets Index Futures 22 USD 1,146 06/24
(15)
S&P E-Mini Energy Select Sector Futures 18 USD 1,773 06/24
110
S&P E-Mini Utilities Select Sector Futures 91 USD 6,151 06/24
260
SPI 200 Index Futures 18 AUD 3,458 06/24 (16)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 340
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 1,379 AUD 2,077 06/20/24 (31)
Bank of America USD 779 EUR 726 05/02/24 (4)
Bank of America USD 1,479 EUR 1,347 06/20/24 (40)
Bank of America USD 162 GBP 129 05/01/24 (1)
Bank of America USD 160 GBP 128 05/02/24 —
Bank of America USD 289 JPY 45,443 05/02/24 —
Bank of America USD 59 NZD 99 05/01/24 (1)
Bank of America USD 52 NZD 88 05/02/24 —
Bank of America AUD 357 USD 234 05/01/24 3
Bank of America EUR 447 USD 478 05/02/24 1
Bank of America GBP 63 USD 79 05/01/24 —
Bank of America HKD 1,697 USD 217 05/02/24 —
Royal Bank of Canada USD 1,378 AUD 2,077 06/20/24 (30)
Royal Bank of Canada USD 1,479 EUR 1,347 06/20/24 (39)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (142)

See accompanying notes which are an integral part of the financial statements.
666 Global Infrastructure Fund
Russell Investment Company
Global Infrastructure Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Australia $ — $ 22,922 $ —
$ —
$ 22,922 7 .4
Brazil 1,764 — —
—
1,764 0 .6
Canada 19,905 — —
—
19,905 6 .4
China — 6,051 —
—
6,051 1 .9
France — 21,841 —
—
21,841 7 .0
Germany — 5,270 —
—
5,270 1 .7
Greece — 140 —
—
140 —
*
Hong Kong — 1,085 —
—
1,085 0 .4
Italy — 7,937 —
—
7,937 2 .6
Japan 220 7,013 —
—
7,233 2 .3
Mexico 21,542 — —
—
21,542 6 .9
Netherlands — 222 —
—
222 0 .1
New Zealand — 5,743 —
—
5,743 1 .9
Philippines — 1,054 —
—
1,054 0 .3
Portugal — 360 —
—
360 0 .1
Singapore — 875 —
—
875 0 .3
Spain — 19,792 —
—
19,792 6 .4
Switzerland — 5,200 —
—
5,200 1 .7
Thailand — 20 —
—
20 —
*
United Kingdom 922 7,828 —
—
8,750 2 .8
United States 137,559 1,326 —
—
138,885 44 .7
Short-Term Investments — — — 13,576 13,576 4 .4
Other Securities — — — 9,820 9,820 3 .2
Total Investments 181,912 114,679 — 23,396 319,987 1 03.1
Other Assets and Liabilities, Net
(3.1)
100 .0
Other Financial Instruments
Assets
Futures Contracts 371 — — — 371 0 .1
Foreign Currency Exchange Contracts 4 — — — 4 —
*
A
Liabilities
Futures Contracts (31) — — — (31) (—)
*
Foreign Currency Exchange Contracts (6) (140) — — (146) (—)
*
Total Other Financial Instruments
**
$ 338 $ (140) $ — $ — $ 198
*
Less than .05% of net assets.
**
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

See accompanying notes which are an integral part of the financial statements.
Global Infrastructure Fund 667
Russell Investment Company
Global Infrastructure Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2024, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of April 30, 2024, if any, were less than 1% of net assets.
Amounts in thousands
Infrastructure Subindustry Exposure
Fair Value
$
Airport Services .................................................................................
50,984
Construction & Engineering ..............................................................
7,051
Diversified ..........................................................................................
9,488
Electric Utilities .................................................................................
76,729
Environmental & Facilities Services .................................................
6,259
Gas Utilities .......................................................................................
9,088
Healthcare REITs ...............................................................................
192
Highways & Railtracks ......................................................................
31,842
Integrated Telecommunication Services ............................................
2,434
Marine Ports & Services ....................................................................
5,537
Multi-Utilities ....................................................................................
31,485
Oil & Gas Storage & Transportation .................................................
48,946
Railroads ............................................................................................
10,712
Renewable Electricity ........................................................................
901
Water Utilities ....................................................................................
4,943
Short-Term Investments .......................................................
13,576
Other Securities .....................................................................
9,820
Total Investments ............................................................................... 319,987

See accompanying notes which are an integral part of the financial statements.
668 Global Infrastructure Fund
Russell Investment Company
Global Infrastructure Fund
Fair Value of Derivative Instruments — April 30, 2024 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 4
Variation margin on futures contracts* 371 —
Total
$ 371 $ 4
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 31 $ —
Unrealized depreciation on foreign currency exchange contracts — 146
Total
$ 31 $ 146
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 171 $ —
Foreign currency exchange contracts — 700
Total
$ 171 $ 700
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ 869 $ —
Foreign currency exchange contracts — (76)
Total
$ 869 $ (76)
* Includes cumulative appreciation (depreciation) of future contracts as reported in Schedule of Investments. Only variation margin is reported within the statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Amounts in thousands
See accompanying notes which are an integral part of the financial statements.
Global Infrastructure Fund 669
Russell Investment Company
Global Infrastructure Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2024 (Unaudited)
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 9,205 $ — $ 9,205
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts 4 — 4
Total Financial and Derivative Assets
9,209 — 9,209
Financial and Derivative Assets not subject to a netting agreement
(4) — (4)
Total Financial and Derivative Assets subject to a netting agreement
$ 9,205 $ — $ 9,205
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Received^ Net Amount
Barclays
$ 3,213 $ — $ 3,213 $ —
Citigroup
5,192 — 5,192 —
Wells Fargo
800 — 800 —
Total
$ 9,205 $ — $ 9,205 $ —

Amounts in thousands
See accompanying notes which are an integral part of the financial statements.
670 Global Infrastructure Fund
Russell Investment Company
Global Infrastructure Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued
— April 30, 2024 (Unaudited)
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 146 $ — $ 146
Total Financial and Derivative Liabilities
146 — 146
Financial and Derivative Liabilities not subject to a netting agreement
(7) — (7)
Total Financial and Derivative Liabilities subject to a netting agreement
$ 139 $ — $ 139
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of America $ 70 $ — $ — $ 70
Royal Bank of Canada 69 — — 69
Total
$ 139 $ — $ — $ 139
*      Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Global Infrastructure Fund
See accompanying notes which are an integral part of the financial statements.
Global Infrastructure Fund 671
Statement of Assets and Liabilities — April 30, 2024 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 286,889
Investments, at fair value(*)(>) ....................................................................................................................................................
319,987
Foreign currency holdings(^) ....................................................................................................................................................... 851
Unrealized appreciation on foreign currency exchange contracts ............................................................................................... 4
Receivables:
Dividends and interest ...................................................................................................................................................... 349
Dividends from affiliated funds ....................................................................................................................................... 61
Investments sold ............................................................................................................................................................... 1,475
Fund shares sold ............................................................................................................................................................... 202
Foreign capital gains taxes recoverable ........................................................................................................................... 86
From broker(a) ................................................................................................................................................................. 340
Variation margin on futures contracts .............................................................................................................................. 3 41
Prepaid expenses .......................................................................................................................................................................... 3
Total assets ...............................................................................................................................................................
323,699
Liabilities
Payables:
Investments purchased ..................................................................................................................................................... 2,687
Fund shares redeemed ...................................................................................................................................................... 201
Accrued fees to affiliates .................................................................................................................................................. 219
Other accrued expenses .................................................................................................................................................... 179
Unrealized depreciation on foreign currency exchange contracts ............................................................................................... 146
Payable upon return of securities loaned ..................................................................................................................................... 9,820
Total liabilities ...........................................................................................................................................................
13,252
Net Assets ...............................................................................................................................................................
$ 310,447

Russell Investment Company
Global Infrastructure Fund
See accompanying notes which are an integral part of the financial statements.
672 Global Infrastructure Fund
Statement of Assets and Liabilities, continued — April 30, 2024 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 28,894
Shares of beneficial interest .........................................................................................................................................................
360
Additional paid-in capital ............................................................................................................................................................
281,193
Net Assets ...............................................................................................................................................................
$ 310,447
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) .......................................................................................................................................... $ 8.59
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 9.11
Class A — Net assets ........................................................................................................................................................... $ 3,960,656
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 461,307
Net asset value per share: Class C (#) .......................................................................................................................................... $ 8.46
Class C — Net assets ........................................................................................................................................................... $ 1,532,112
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 181,197
Net asset value per share: Class M (#) ......................................................................................................................................... $ 8.59
Class M — Net assets .......................................................................................................................................................... $ 41,367,835
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 4,813,028
Net asset value per share: Class S (#) .......................................................................................................................................... $ 8.62
Class S — Net assets ............................................................................................................................................................ $ 214,662,781
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 24,909,056
Net asset value per share: Class Y (#) .......................................................................................................................................... $ 8.62
Class Y — Net assets ........................................................................................................................................................... $ 48,923,382
Class Y — Shares outstanding ($.01 par value) ................................................................................................................... 5,676,502
Amounts in thousands
(^)     Foreign currency holdings - cost $ 861
(*)     Securities on loan included in investments $ 9,205
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 23,396
(a)   Receivable from Broker for Futures $ 340
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Global Infrastructure Fund
See accompanying notes which are an integral part of the financial statements.
Global Infrastructure Fund 673
Statement of Operations — For the Period Ended April 30, 2024 (Unaudited)
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 4,743
Dividends from affiliated funds ....................................................................................................................................... 374
Interest .............................................................................................................................................................................. 18
Securities lending income (net) ....................................................................................................................................... 17
Less foreign taxes withheld ............................................................................................................................................. (258)
Total investment income ..............................................................................................................................................................
4,894
Expenses
Advisory fees ................................................................................................................................................................... 1,674
Administrative fees .......................................................................................................................................................... 73
Custodian fees .................................................................................................................................................................. 81
Distribution fees - Class A ............................................................................................................................................... 5
Distribution fees - Class C ............................................................................................................................................... 6
Transfer agent fees - Class A ........................................................................................................................................... 4
Transfer agent fees - Class C ........................................................................................................................................... 2
Transfer agent fees - Class M .......................................................................................................................................... 40
Transfer agent fees - Class S ............................................................................................................................................ 207
Transfer agent fees - Class Y ........................................................................................................................................... 1
Professional fees .............................................................................................................................................................. 41
Registration fees ............................................................................................................................................................... 79
Shareholder servicing fees - Class C ............................................................................................................................... 2
Trustees’ fees .................................................................................................................................................................... 8
Printing fees ..................................................................................................................................................................... 36
Miscellaneous .................................................................................................................................................................. 14
Expenses before reductions .............................................................................................................................................. 2,273
Expense reductions .......................................................................................................................................................... (781)
Net expenses ................................................................................................................................................................................
1,492
Net investment income (loss) .......................................................................................................................................................
3,402
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (56)

Foreign currency-related transactions .............................................................................................................................. (383)
Net realized gain (loss) ................................................................................................................................................................
436
Net change in unrealized appreciation (depreciation) on:
Investments   .................................................................................................................................................................... 29,452
Investments in affiliated funds ......................................................................................................................................... (2)
Futures contracts .............................................................................................................................................................. 869
Foreign currency exchange contracts ............................................................................................................................... (76)
Foreign currency-related transactions .............................................................................................................................. (17)
Net change in unrealized appreciation (depreciation) ................................................................................................................. 30,226
Net realized and unrealized gain (loss) ........................................................................................................................................ 30,662
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 34,064

Russell Investment Company
Global Infrastructure Fund
See accompanying notes which are an integral part of the financial statements.
674 Global Infrastructure Fund
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
April 30, 2024
(Unaudited)
Fiscal Year Ended
October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 3,402 $ 5,201
Net realized gain (loss) ....................................................................................................................... 436 (1,975)
Net change in unrealized appreciation (depreciation) ........................................................................ 30,226 (13,582)
Net increase (decrease) in net assets from operations .............................................................................. 34,064 (10,356)
Distributions
To shareholders
Class A .......................................................................................................................................... (33) (134)
Class C .......................................................................................................................................... (8) (54)
Class M ......................................................................................................................................... (422) (1,500)
Class S .......................................................................................................................................... (2,084) (4,489)
Class Y .......................................................................................................................................... (518) (1,124)
Net decrease in net assets from distributions ............................................................................................ (3,065) (7,301)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... 50,361 171,910
Total Net Increase (Decrease) in Net Assets ........................................................................
81,360 154,253
Net Assets
Beginning of period .................................................................................................................................. 229,087 74,834
End of period .............................................................................................................................................
$ 310,447 $ 229,087

Russell Investment Company
Global Infrastructure Fund
See accompanying notes which are an integral part of the financial statements.
Global Infrastructure Fund 675
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2024 and October 31, 2023 were as follows:
2024 (Unaudited) 2023
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 34 $ 293 64 $ 540
Proceeds from reinvestment of distributions 4 33 16 134
Payments for shares redeemed (43) (361) (111) (947)
Net increase (decrease)
(5) (35) (31) (273)
Class C
Proceeds from shares sold 13 112 34 287
Proceeds from reinvestment of distributions 1 8 6 54
Payments for shares redeemed (39) (324) (97) (810)
Net increase (decrease)
(25) (204) (57) (469)
Class M
Proceeds from shares sold 489 4,119 4,404 36,764
Proceeds from reinvestment of distributions 49 422 181 1,500
Payments for shares redeemed (575) (4,832) (820) (6,948)
Net increase (decrease)
(37) (291) 3,765 31,316
Class S
Proceeds from shares sold 8,776 71,535 15,215 127,199
Proceeds from reinvestment of distributions 188 1,627 512 4,261
Payments for shares redeemed (2,455) (20,739) (3,852) (32,332)
Net increase (decrease)
6,509 52,423 11,875 99,128
Class Y
Proceeds from shares sold 132 1,134 5,215 43,685
Proceeds from reinvestment of distributions 60 518 136 1,124
Payments for shares redeemed (376) (3,184) (302) (2,601)
Net increase (decrease)
(184) (1,532) 5,049 42,208
Total increase (decrease)
6,258 $ 50,361 20,601 $ 171,910

See accompanying notes which are an integral part of the financial statements.
676 Global Infrastructure Fund
Russell Investment Company
Global Infrastructure Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
April 30, 2024* 7.67 .08 .91 .99 (.07) —
October 31, 2023 8.13 .19 (.36) (.17) (.17) (.12)
October 31, 2022 10.16 .14 (.69) (.55) (.24) (1.24)
October 31, 2021 8.75 .19 1.97 2.16 (.26) (.49)
October 31, 2020 11.47 .17 (1.40) (1.23) (.24) (1.25)
October 31, 2019 10.34 .25 1.72 1.97 (.36) (.48)
Class C
April 30, 2024* 7.55 .05 .90 .95 (.04) —
October 31, 2023 8.01 .12 (.36) (.24) (.10) (.12)
October 31, 2022 10.03 .07 (.68) (.61) (.17) (1.24)
October 31, 2021 8.64 .12 1.94 2.06 (.18) (.49)
October 31, 2020 11.36 .09 (1.38) (1.29) (.18) (1.25)
October 31, 2019 10.25 .17 1.70 1.87 (.28) (.48)
Class M
April 30, 2024* 7.68 .10 .9 0 1.0 0 (.09) —
October 31, 2023 8.13 .22 (.35) (.13) (.20) (.12)
October 31, 2022 10.17 .17 (.70) (.53) (.27) (1.24)
October 31, 2021 8.76 .20 1.99 2.19 (.29) (.49)
October 31, 2020 11.47 .22 (1.41) (1.19) (.27) (1.25)
October 31, 2019 10.35 .32 1.68 2.00 (.40) (.48)
Class S
April 30, 2024* 7.70 .09 .91 1.00 (.08) —
October 31, 2023 8.16 .21 (.36) (.15) (.19) (.12)
October 31, 2022 10.20 .16 (.70) (.54) (.26) (1.24)
October 31, 2021 8.78 .20 1.99 2.19 (.28) (.49)
October 31, 2020 11.49 .19 (1.39) (1.20) (.26) (1.25)
October 31, 2019 10.36 .29 1.71 2.00 (.39) (.48)
Class Y
April 30, 2024* 7.70 .10 .91 1.01 (.09) —
October 31, 2023 8.16 .25 (.39) (.14) (.20) (.12)
October 31, 2022 10.20 .18 (.70) (.52) (.28) (1.24)
October 31, 2021 8.77 .24 1.98 2.22 (.30) (.49)
October 31, 2020 11.49 .20 (1.41) (1.21) (.26) (1.25)
October 31, 2019 10.36 .30 1.72 2.02 (.41) (.48)

See accompanying notes which are an integral part of the financial statements.
Global Infrastructure Fund 677
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(ǿ)(±)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(ɯ)
%
Ratio of Expenses
to Average
Net Assets,
Net
(Ƃ)(ɯ)
%
Ratio of Net
Investment Income
to Average
Net Assets
(Ƃ )(ɯ)
%
Portfolio
Turnover Rate
(ǿ)
(.07) 8.59 12.95 3,961 1.7 9 1.2 8 1.9 7 32
(.29) 7.67 (2.35) 3,574 1.96 1.28 2.25 61
(1.48) 8.13 (5.95) 4,039 2.17 1.28 1.58 62
(.75) 10.16 25.50 4,719 2.00 1.30 1.99 66
(1.49) 8.75 (12.52) 4,250 2.06 1.33 1.75 79
(.84) 11.47 20.50 6,450 1.91 1.36 2.36 91
(.04) 8.46 12.60 1,532 2.54 2.0 3 1.21 32
(.22) 7.55 (3.15) 1,557 2.71 2.03 1.47 61
(1.41) 8.01 (6.67) 2,104 2.92 2.03 .84 62
(.67) 10.03 24.65 2,547 2.75 2.05 1.23 66
(1.43) 8.64 (13.17) 2,453 2.81 2.08 .99 79
(.76) 11.36 19.54 3,654 2.66 2.11 1.61 91
(.09) 8.59 13.12 41,368 1.53 .9 3 2.3 2 32
(.32) 7.68 (1.87) 37,232 1.70 .93 2.61 61
(1.51) 8.13 (5.70) 8,829 1.92 .93 1.92 62
(.78) 10.17 25.91 8,775 1.78 .95 2.07 66
(1.52) 8.76 (12.17) 13,151 1.81 .98 2.20 79
(.88) 11.47 20.81 33,800 1.67 1.02 2.92 91
(.08) 8.62 13.04 214,663 1.53 1.0 3 2.2 3 32
(.31) 7.70 (2.08) 141,617 1.71 1.03 2.48 61
(1.50) 8.16 (5.79) 53,243 1.91 1.03 1.81 62
(.77) 10.20 25.84 73,700 1.77 1.05 2.10 66
(1.51) 8.78 (12.23) 108,464 1.82 1.08 2.02 79
(.87) 11.49 20.76 212,221 1.66 1.11 2.68 91
(.09) 8.62 13.13 48,923 1.3 4 .8 5 2.39 32
(.32) 7.70 (1.92) 45,107 1.51 .85 2.99 61
(1.52) 8.16 (5.60) 6,619 1.72 .85 1.99 62
(.79) 10.20 26.21 6,380 1.54 .87 2.44 66
(1.51) 8.77 (12.27) 4,810 1.49 .90 1.91 79
(.89) 11.49 20.98 77,547 1.47 .94 2.78 91

Russell Investment Company
Global Infrastructure Fund
See accompanying notes which are an integral part of the financial statements.
678 Global Infrastructure Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates as of April 30, 2024 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 20 2 4 with underlying f unds which are, or were, an affiliat-
ed company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2024, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 169,047
Administrative fees 12,264
Distribution fees 1,741
Shareholder servicing fees 311
Transfer agent fees 35,394
Trustee fees 586
$ 219,343
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 8,242 $ 82,195 $ 76,863 $ 4 $ (2) $ 13,576 $ 374 $ —
U.S. Cash Collateral Fund 2,986 41,094 34,260 — — 9,820 100 —
$ 11,228 $ 123,289 $ 111,123 $ 4 $ (2) $ 23,396 $ 474 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 293,748,769 $ 30,502,149 $ (4,066,272) $ 26,435,877

Global Real Estate Securities Fund 679
Russell Investment Company
Global Real Estate Securities Fund
Shareholder Expense Example — April 30, 2024 (Unaudited)
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2023 to April 30, 2024 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account
values and actual expenses. You may use the information in
this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account
during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and
expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2024 $ 1,112.00 $ 1,018.05
Expenses Paid During Period* $ 7.19 $ 6.87
* Expenses are equal to the Fund's annualized expense ratio of 1.37%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2024 $ 1,107.60 $ 1,014.32
Expenses Paid During Period* $ 11.11 $ 10.62
* Expenses are equal to the Fund's annualized expense ratio of 2.12%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2024 $ 1,114.10 $ 1,019.79
Expenses Paid During Period* $ 5.36 $ 5.12
* Expenses are equal to the Fund's annualized expense ratio of 1.02%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

680 Global Real Estate Securities Fund
Russell Investment Company
Global Real Estate Securities Fund
Shareholder Expense Example, continued — April 30, 2024 (Unaudited)
Class R6
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2024 $ 1,113.90 $ 1,020.14
Expenses Paid During Period* $ 4.99 $ 4.77
* Expenses are equal to the Fund's annualized expense ratio of 0.95%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2024 $ 1,113.00 $ 1,019.29
Expenses Paid During Period* $ 5.88 $ 5.62
* Expenses are equal to the Fund's annualized expense ratio of 1.12%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2024 $ 1,114.10 $ 1,020.29
Expenses Paid During Period* $ 4.84 $ 4.62
* Expenses are equal to the Fund's annualized expense ratio of 0.92%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 681
Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 96.2%
Australia - 5.1%
Charter Hall Group - ADR(ö) 112,283 864
Goodman Group(ö) 384,985 7,785
GPT Group (The)(ö) 884,149 2,399
Ingenia Communities Group(ö) 404,298 1,204
Mirvac Group(ö) 621,783 823
National Storage REIT(ö) 583,342 811
Region RE, Ltd.(ö) 451,766 635
Scentre Group(ö) 849,931 1,737
Stockland(ö) 1,088,771 3,116
19,374
Belgium - 0.9%
Aedifica SA(ö) 26,931 1,723
VGP NV 6,967 758
Warehouses De Pauw CVA(ö) 35,195 931
3,412
Canada - 2.7%
Boardwalk Real Estate Investment
Trust(ö) 113,504 5,843
Chartwell Retirement Residences 259,060 2,350
InterRent Real Estate Investment
Trust(ö) 204,970 1,784
9,977
France - 1.6%
Argan SA(ö) 8,198 643
Covivio(ö) 16,736 831
ICADE SA(ö) 12,194 324
Klepierre SA - GDR(ö) 152,390 4,103
5,901
Germany - 2.5%
LEG Immobilien SE 23,578 2,010
TAG Immobilien AG(Æ) 63,486 907
Vonovia SE 228,500 6,613
9,530
Hong Kong - 3.1%
CK Asset Holdings, Ltd. 122,522 523
ESR Cayman, Ltd.(Þ) 1,537,800 1,684
Henderson Land Development Co., Ltd. 144,000 435
Link Real Estate Investment Trust(ö) 878,583 3,787
Sun Hung Kai Properties, Ltd. 526,543 4,865
Wharf Real Estate Investment Co., Ltd. 71,133 221
11,515
Japan - 10.3%
Activia Properties, Inc.(ö) 34 84
Advance Residence Investment Corp.
(ö) 302 652
Daiwa House REIT Investment Corp.(ö) 720 1,209
Daiwa Office Investment Corp.(ö) 94 343
GLP J-REIT(Æ)(ö) 1,702 1,384
Industrial & Infrastructure Fund
Investment Corp.(ö) 2,296 1,901
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Invincible Investment Corp.(ö) 3,709 1,661
Japan Hotel REIT Investment Corp.(ö) 1,533 806
Japan Retail Fund Investment Corp.(ö) 4,031 2,434
Keihanshin Building Co., Ltd. 125,200 1,248
Kenedix Office Investment Corp. Class
A(ö) 3,037 2,998
Mitsubishi Estate Co., Ltd. 350,918 6,443
Mitsui Fudosan Co., Ltd. 727,581 7,397
Mitsui Fudosan Logistics Park, Inc.(ö) 365 1,047
Mori Trust Sogo REIT, Inc.(ö) 4,020 1,865
Nippon Prologis REIT, Inc.(Æ)(ö) 1,373 2,368
Nomura Real Estate Holdings, Inc. 4,300 120
Nomura Real Estate Master Fund, Inc.
(Æ)(ö) 443 424
Sumitomo Realty & Development Co.,
Ltd. 87,700 3,048
United Urban Investment Corp.(ö) 1,396 1,339
38,771
Macao - 0.1%
Sands China, Ltd.(Æ) 232,400 551
Netherlands - 1.3%
CTP NV(Þ) 45,042 765
Eurocommercial Properties NV(ö) 7,797 177
Unibail-Rodamco-Westfield(Æ)(ö) 46,020 3,844
4,786
Singapore - 2.8%
CapitaLand Ascendas REIT(ö) 1,051,100 1,995
CapitaLand Integrated Commercial
Trust Class A(Æ)(ö) 2,734,000 3,911
Digital Core REIT Management Pte,
Ltd.(ö) 1,730,300 1,050
Frasers Centrepoint Trust(ö) 776,300 1,233
Keppel DC REIT(Æ)(ö) 835,100 1,043
Mapletree Logistics Trust(ö) 262,000 258
Parkway Life Real Estate Investment
Trust(Æ)(ö) 444,482 1,168
10,658
Spain - 0.6%
Arima Real Estate Socimi SA(Æ)(ö) 30,812 198
Cellnex Telecom SA(Þ) 29,224 964
Merlin Properties Socimi SA(ö) 84,930 959
2,121
Sweden - 1.6%
Castellum AB(Æ) 156,013 1,875
Catena AB 21,845 960
Fastighets AB Balder Class B(Æ) 480,550 3,066
5,901
Switzerland - 0.3%
PSP Swiss Property AG 8,441 1,043
United Kingdom - 5.3%
Big Yellow Group PLC(ö) 116,007 1,564

See accompanying notes which are an integral part of the financial statements.
682 Global Real Estate Securities Fund
Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
British Land Co. PLC (The)(ö) 390,228 1,886
Derwent London PLC(ö) 17,899 460
Grainger PLC 692,813 2,209
Land Securities Group PLC(ö) 122,789 991
Life Science REIT PLC(Ñ)(ö) 442,419 218
LondonMetric Property PLC(ö) 952,135 2,334
PRS REIT PLC (The)(ö) 342,433 338
Safestore Holdings PLC(ö) 140,875 1,358
Segro PLC(ö) 561,727 5,897
Shaftesbury Capital PLC(ö) 380,899 641
Tritax EuroBox PLC(Þ) 361,934 246
UNITE Group PLC (The)(ö) 162,152 1,874
20,016
United States - 58.0%
Agree Realty Corp.(ö) 39,517 2,261
Alexandria Real Estate Equities, Inc.(ö) 35,702 4,137
American Healthcare REIT, Inc.(ö) 87,035 1,195
American Homes 4 Rent Class A(ö) 167,605 6,000
Americold Realty Trust, Inc.(ö) 75,241 1,653
Apartment Income REIT Corp.(ö) 1,887 72
AvalonBay Communities, Inc.(ö) 48,950 9,279
Boyd Gaming Corp. 20,869 1,117
Brixmor Property Group, Inc.(ö) 121,919 2,694
Caesars Entertainment, Inc.(Æ) 14,383 515
Camden Property Trust(ö) 17,730 1,767
CareTrust REIT, Inc.(ö) 47,436 1,173
Crown Castle, Inc.(ö) 23,689 2,222
CubeSmart(ö) 125,564 5,078
Digital Realty Trust, Inc.(ö) 121,726 16,893
EastGroup Properties, Inc.(ö) 21,952 3,411
Equinix, Inc.(ö) 16,261 11,563
Essential Properties Realty Trust, Inc.
(ö) 134,834 3,552
Essex Property Trust, Inc.(ö) 37,106 9,137
Extra Space Storage, Inc.(ö) 33,089 4,443
Federal Realty Investment Trust(ö) 24,301 2,531
First Industrial Realty Trust, Inc.(ö) 41,176 1,870
Healthcare Realty Trust, Inc.(ö) 166,476 2,369
Healthpeak Properties, Inc.(ö) 69,274 1,289
Highwoods Properties, Inc.(ö) 39,397 1,032
Host Hotels & Resorts, Inc.(ö) 188,338 3,554
Invitation Homes, Inc.(ö) 220,265 7,533
Iron Mountain, Inc.(ö) 79,176 6,138
Kimco Realty Corp.(ö) 148,380 2,764
Macerich Co. (The)(ö) 94,747 1,304
Mid-America Apartment Communities,
Inc.(ö) 3,135 408
NETSTREIT Corp.(ö) 129,286 2,179
Prologis, LP(ö) 202,118 20,626
Public Storage(ö) 25,274 6,557
Realty Income Corp.(ö) 143,404 7,678
Regency Centers Corp.(ö) 7,605 450
Ryman Hospitality Properties, Inc.(ö) 24,412 2,575
Simon Property Group, Inc.(ö) 92,480 12,996
SL Green Realty Corp.(Ñ)(ö) 57,393 2,860
STAG Industrial, Inc.(ö) 56,429 1,941
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sun Communities, Inc.(ö) 50,518 5,624
UDR, Inc.(ö) 99,068 3,773
VICI Properties, Inc.(ö) 304,460 8,692
Vornado Realty Trust(ö) 87,765 2,285
Welltower, Inc.(ö) 204,140 19,450
Weyerhaeuser Co.(ö) 48,474 1,463
218,103
Total Common Stocks
(cost $303,470) 361,659
Short-Term Investments - 1.5%
United States - 1.5%
U.S. Cash Management Fund(@) 5,779,486 (∞) 5,777
Total Short-Term Investments
(cost $5,777) 5,777
Other Securities - 1.5%
U.S. Cash Collateral Fund(@)(×) 5,733,375 (∞) 5,733
Total Other Securities
(cost $5,733) 5,733
Total Investments - 99.2%
(identified cost $314,980) 373,169
Other Assets and Liabilities,
Net - 0.8%
2,918
Net Assets - 100.0%
376,087

See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 683
Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
1.0%
Cellnex Telecom SA 07/10/23 EUR 29,224 35.60 1,040
964
CTP NV 04/06/21 EUR 45,042 16.88 761
765
ESR Cayman, Ltd. 02/26/24 HKD 1,537,800 1.23 1,896
1,684
Tritax EuroBox PLC 03/29/21 EUR 361,934 1.41 512 246
3,659
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Dow Jones U.S. Real Estate Index Futures 440 USD 13,992 06/24 (881)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (881)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 405 AUD 618 05/01/24 (5)
Bank of America USD 74 CHF 68 05/02/24 (1)
Bank of America USD 50 EUR 47 05/02/24 —
Bank of America USD 317 EUR 297 05/02/24 (1)
Bank of America USD 148 SGD 201 05/02/24 —
Bank of America CAD 488 USD 357 05/01/24 3
Bank of America EUR 60 USD 64 05/02/24 —
Bank of America EUR 14 USD 15 05/03/24 —
Bank of America GBP 320 USD 402 05/01/24 2
Bank of America HKD 5,859 USD 749 05/02/24 —
Bank of America JPY 252,083 USD 1,601 05/02/24 3
Bank of America SEK 1,526 USD 140 05/02/24 1
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 2
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Australia $ — $ 19,374 $ —
$ —
$ 19,374 5 .1
Belgium — 3,412 —
—
3,412 0 .9

See accompanying notes which are an integral part of the financial statements.
684 Global Real Estate Securities Fund
Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Canada 9,977 — —
—
9,977 2 .7
France — 5,901 —
—
5,901 1 .6
Germany — 9,530 —
—
9,530 2 .5
Hong Kong — 11,515 —
—
11,515 3 .1
Japan — 38,771 —
—
38,771 10 .3
Macao — 551 —
—
551 0 .1
Netherlands — 4,786 —
—
4,786 1 .3
Singapore — 10,658 —
—
10,658 2 .8
Spain — 2,121 —
—
2,121 0 .6
Sweden — 5,901 —
—
5,901 1 .6
Switzerland — 1,043 —
—
1,043 0 .3
United Kingdom — 20,016 —
—
20,016 5 .3
United States 218,103 — —
—
218,103 58 .0
Short-Term Investments — — — 5,777 5,777 1 .5
Other Securities — — — 5,733 5,733 1 .5
Total Investments 228,080 133,579 — 11,510 373,169 99 .2
Other Assets and Liabilities, Net
0 .8
100 .0
Other Financial Instruments
Assets
Foreign Currency Exchange Contracts 9 — — — 9 —
*
A
Liabilities
Futures Contracts (881) — — — (881) (0 .2)
Foreign Currency Exchange Contracts (7) — — — (7) (—)
*
Total Other Financial Instruments
**
$ (879) $ — $ — $ — $ (879)
*
Less than .05% of net assets.
**
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2024, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of April 30, 2024, if any, were less than 1% of net assets.
Amounts in thousands
Property Sector Exposure
Fair Value
$
Data Centers .......................................................................................
33,734
Diversified ..........................................................................................
70,943
Healthcare ..........................................................................................
28,995

See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 685
Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Industrial ............................................................................................
52,803
Lodging/Resorts .................................................................................
18,920
Office ..................................................................................................
15,915
Residential ..........................................................................................
68,521
Retail ..................................................................................................
52,016
Self Storage ........................................................................................
19,812
Short-Term Investments .......................................................
5,777
Other Securities .....................................................................
5,733
Total Investments ............................................................................... 373,169

See accompanying notes which are an integral part of the financial statements.
686 Global Real Estate Securities Fund
Russell Investment Company
Global Real Estate Securities Fund
Fair Value of Derivative Instruments — April 30, 2024 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 9
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 881 $ —
Unrealized depreciation on foreign currency exchange contracts — 7
Total
$ 881 $ 7
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 410 $ —
Foreign currency exchange contracts — (10)
Total
$ 410 $ (10)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ 317 $ —
Foreign currency exchange contracts — 8
Total
$ 317 $ 8
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Amounts in thousands
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 687
Russell Investment Company
Global Real Estate Securities Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2024 (Unaudited)
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 2,854 $ — $ 2,854
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts 9 — 9
Total Financial and Derivative Assets
2,863 — 2,863
Financial and Derivative Assets not subject to a netting agreement
(9) — (9)
Total Financial and Derivative Assets subject to a netting agreement
$ 2,854 $ — $ 2,854
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 148 $ — $ 148 $ —
Goldman Sachs
1,096 — 1,096 —
Morgan Stanley
1,610 — 1,610 —
Total
$ 2,854 $ — $ 2,854 $ —

Amounts in thousands
See accompanying notes which are an integral part of the financial statements.
688 Global Real Estate Securities Fund
Russell Investment Company
Global Real Estate Securities Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued
— April 30, 2024 (Unaudited)
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 7 $ — $ 7
Total Financial and Derivative Liabilities
7 — 7
Financial and Derivative Liabilities not subject to a netting agreement
(7) — (7)
Total Financial and Derivative Liabilities subject to a netting agreement
$ — $ — $ —
*      Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 689
Statement of Assets and Liabilities — April 30, 2024 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 314,980
Investments, at fair value(*)(>) ....................................................................................................................................................
373,169
Foreign currency holdings(^) ....................................................................................................................................................... 1,668
Unrealized appreciation on foreign currency exchange contracts ............................................................................................... 9
Receivables:
Dividends and interest ...................................................................................................................................................... 687
Dividends from affiliated funds ....................................................................................................................................... 39
Investments sold ............................................................................................................................................................... 11,587
Fund shares sold ............................................................................................................................................................... 6,460
Foreign capital gains taxes recoverable ........................................................................................................................... 214
From broker(a) ................................................................................................................................................................. 1,547
Prepaid expenses .......................................................................................................................................................................... 4
Total assets ...............................................................................................................................................................
395,384
Liabilities
Payables:
Investments purchased ..................................................................................................................................................... 6,033
Fund shares redeemed ...................................................................................................................................................... 6,181
Accrued fees to affiliates .................................................................................................................................................. 297
Other accrued expenses .................................................................................................................................................... 166
Variation margin on futures contracts .............................................................................................................................. 880
Unrealized depreciation on foreign currency exchange contracts ............................................................................................... 7
Payable upon return of securities loaned ..................................................................................................................................... 5,733
Total liabilities ...........................................................................................................................................................
19,297
Net Assets ...............................................................................................................................................................
$ 376,087

Russell Investment Company
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
690 Global Real Estate Securities Fund
Statement of Assets and Liabilities, continued — April 30, 2024 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ (38,622)
Shares of beneficial interest .........................................................................................................................................................
140
Additional paid-in capital ............................................................................................................................................................
414,569
Net Assets ...............................................................................................................................................................
$ 376,087
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) .......................................................................................................................................... $ 26.05
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 27.64
Class A — Net assets ........................................................................................................................................................... $ 9,207,639
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 353,428
Net asset value per share: Class C (#) .......................................................................................................................................... $ 24.61
Class C — Net assets ........................................................................................................................................................... $ 5,793,101
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 235,353
Net asset value per share: Class M (#) ......................................................................................................................................... $ 26.97
Class M — Net assets .......................................................................................................................................................... $ 59,431,599
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 2,203,905
Net asset value per share: Class R6 (#) ........................................................................................................................................ $ 27.01
Class R6 — Net assets ......................................................................................................................................................... $ 3,565,105
Class R6 — Shares outstanding ($.01 par value) ................................................................................................................ 131,973
Net asset value per share: Class S (#) .......................................................................................................................................... $ 27.00
Class S — Net assets ............................................................................................................................................................ $ 234,227,885
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 8,674,687
Net asset value per share: Class Y (#) .......................................................................................................................................... $ 27.00
Class Y — Net assets ........................................................................................................................................................... $ 63,861,830
Class Y — Shares outstanding ($.01 par value) ................................................................................................................... 2,364,987
Amounts in thousands
(^)     Foreign currency holdings - cost $ 1,675
(*)     Securities on loan included in investments $ 2,854
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 11,510
(a)   Receivable from Broker for Futures $ 1,547
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 691
Statement of Operations — For the Period Ended April 30, 2024 (Unaudited)
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 7,120
Dividends from affiliated funds ....................................................................................................................................... 239
Interest .............................................................................................................................................................................. 10
Securities lending income (net) ....................................................................................................................................... 10
Less foreign taxes withheld ............................................................................................................................................. (243)
Total investment income ..............................................................................................................................................................
7,136
Expenses
Advisory fees ................................................................................................................................................................... 1,567
Administrative fees .......................................................................................................................................................... 94
Custodian fees .................................................................................................................................................................. 85
Distribution fees - Class A ............................................................................................................................................... 12
Distribution fees - Class C ............................................................................................................................................... 23
Transfer agent fees - Class A ........................................................................................................................................... 10
Transfer agent fees - Class C ........................................................................................................................................... 6
Transfer agent fees - Class M .......................................................................................................................................... 61
Transfer agent fees - Class R6 ......................................................................................................................................... 1
Transfer agent fees - Class S ............................................................................................................................................ 246
Transfer agent fees - Class Y ........................................................................................................................................... 1
Professional fees .............................................................................................................................................................. 44
Registration fees ............................................................................................................................................................... 48
Shareholder servicing fees - Class C ............................................................................................................................... 8
Trustees’ fees .................................................................................................................................................................... 7
Printing fees ..................................................................................................................................................................... 44
Miscellaneous .................................................................................................................................................................. 28
Expenses before reductions .............................................................................................................................................. 2,285
Expense reductions .......................................................................................................................................................... (148)
Net expenses ................................................................................................................................................................................
2,137
Net investment income (loss) .......................................................................................................................................................
4,999
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (3,042)
Investments in affiliated funds ......................................................................................................................................... (2)
Futures contracts .............................................................................................................................................................. 410
Foreign currency exchange contracts ............................................................................................................................... (10)
Foreign currency-related transactions .............................................................................................................................. (46)
Net realized gain (loss) ................................................................................................................................................................
(2,690)
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... 38,811
Futures contracts .............................................................................................................................................................. 317
Foreign currency exchange contracts ............................................................................................................................... 8
Foreign currency-related transactions .............................................................................................................................. 7
Net change in unrealized appreciation (depreciation) ................................................................................................................. 39,143
Net realized and unrealized gain (loss) ........................................................................................................................................ 36,453
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 41,452

Russell Investment Company
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
692 Global Real Estate Securities Fund
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
April 30, 2024
(Unaudited)
Fiscal Year Ended
October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 4,999 $ 10,937
Net realized gain (loss) ....................................................................................................................... (2,690) (34,107)
Net change in unrealized appreciation (depreciation) ........................................................................ 39,143 12,691
Net increase (decrease) in net assets from operations .............................................................................. 41,452 (10,479)
Distributions
To shareholders
Class A .......................................................................................................................................... (91) (210)
Class C .......................................................................................................................................... (46) (107)
Class M ......................................................................................................................................... (671) (1,390)
Class R6 ........................................................................................................................................ (41) (74)
Class S .......................................................................................................................................... (2,535) (5,778)
Class Y .......................................................................................................................................... (748) (1,428)
Net decrease in net assets from distributions ............................................................................................ (4,132) (8,987)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (21,394) (164,358)
Total Net Increase (Decrease) in Net Assets ........................................................................
15,926 (183,824)
Net Assets
Beginning of period .................................................................................................................................. 360,161 543,985
End of period .............................................................................................................................................
$ 376,087 $ 360,161

Russell Investment Company
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 693
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2024 and October 31, 2023 were as follows:
2024 (Unaudited) 2023
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 14 $ 385 27 $ 706
Proceeds from reinvestment of distributions 3 90 8 208
Payments for shares redeemed (46) (1,234) (72) (1,893)
Net increase (decrease)
(29) (759) (37) (979)
Class C
Proceeds from shares sold 6 16 2 10 260
Proceeds from reinvestment of distributions 2 4 6 4 107
Payments for shares redeemed (26) (676) (60) (1,516)
Net increase (decrease)
(18) (468) (46) (1,149)
Class M
Proceeds from shares sold 213 5,944 491 13,405
Proceeds from reinvestment of distributions 24 671 53 1,390
Payments for shares redeemed (301) (8,348) (1,491) (39,830)
Net increase (decrease)
(64) (1,733) (947) (25,035)
Class R6
Proceeds from shares sold 15 409 63 1,735
Proceeds from reinvestment of distributions 1 41 3 74
Payments for shares redeemed (5) (143) (18) (485)
Net increase (decrease)
11 307 48 1,324
Class S
Proceeds from shares sold 772 21,350 1,332 36,118
Proceeds from reinvestment of distributions 89 2,526 216 5,750
Payments for shares redeemed (1,402) (38,995) (5,937) (159,914)
Net increase (decrease)
(541) (15,119) (4,389) (118,046)
Class Y
Proceeds from shares sold 61 1,722 406 10,909
Proceeds from reinvestment of distributions 26 748 54 1,428
Payments for shares redeemed (21 5 ) (6,092) (1,242) (32,810)
Net increase (decrease)
(128) (3,622) (782) (20,473)
Total increase (decrease)
(769) $ (21,394) (6,153) $ (164,358)

See accompanying notes which are an integral part of the financial statements.
694 Global Real Estate Securities Fund
Russell Investment Company
Global Real Estate Securities Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
$
Return of Capital
Class A
April 30, 2024* 23.66 .30 2.35 2.65 (.26) — —
October 31, 2023 25.23 .59 (1.62) (1.03) (.54) — —
October 31, 2022 37.09 .46 (9.80) (9.34) (1.12) (1.01) (.39)
October 31, 2021 26.92 .63 9.99 10.62 (.45) — —
October 31, 2020 35.83 .42 (6.97) (6.55) (1.75) (.61) —
October 31, 2019 30.94 .45 5.45 5.90 (.72) (.29) —
Class C
April 30, 2024* 22.39 .19 2.23 2.42 (.20) — —
October 31, 2023 23.95 .37 (1.53) (1.16) (.40) — —
October 31, 2022 35.34 .21 (9.31) (9.10) (.99) (1.01) (.29)
October 31, 2021 25.77 .35 9.55 9.90 (.33) — —
October 31, 2020 34.40 .19 (6.66) (6.47) (1.55) (.61) —
October 31, 2019 29.74 .20 5.23 5.43 (.48) (.29) —
Class M
April 30, 2024* 24.48 .36 2.4 4 2.80 (.31) — —
October 31, 2023 26.06 .71 (1.68) (.97) (.61) — —
October 31, 2022 38.24 .59 (10.14) (9.55) (1.17) (1.01) (.45)
October 31, 2021 27.71 .84 10.22 11.06 (.53) — —
October 31, 2020 36.81 .54 (7.17) (6.63) (1.86) (.61) —
October 31, 2019 31.76 .58 5.60 6.18 (.84) (.29) —
Class R6
April 30, 2024* 24.52 .38 2.43 2.81 (.32) — —
October 31, 2023 26.10 .72 (1.68) (.96) (.62) — —
October 31, 2022 38.29 .61 (10.14) (9.53) (1.19) (1.01) (.46)
October 31, 2021 27.74 .78 10.32 11.10 (.55) — —
October 31, 2020 36.86 .56 (7.18) (6.62) (1.89) (.61) —
October 31, 2019 31.79 .62 5.60 6.22 (.86) (.29) —
Class S
April 30, 2024* 24.51 .35 2.43 2.78 (.29) — —
October 31, 2023 26.10 .68 (1.68) (1.00) (.59) — —
October 31, 2022 38.28 .56 (10.14) (9.58) (1.16) (1.01) (.43)
October 31, 2021 27.75 .74 10.29 11.03 (.50) — —
October 31, 2020 36.86 .51 (7.18) (6.67) (1.83) (.61) —
October 31, 2019 31.79 .55 5.61 6.16 (.80) (.29) —
Class Y
April 30, 2024* 24.51 .38 2.43 2.81 (.32) — —
October 31, 2023 26.09 .73 (1.68) (.95) (.63) — —
October 31, 2022 38.28 .62 (10.14) (9.52) (1.20) (1.01) (.46)
October 31, 2021 27.73 .88 10.22 11.10 (.55) — —
October 31, 2020 36.84 .57 (7.18) (6.61) (1.89) (.61) —
October 31, 2019 31.78 .61 5.61 6.22 (.87) (.29) —

See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 695
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(ǿ)(±)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(ɯ)
%
Ratio of Expenses
to Average
Net Assets,
Net
(Ƃ)(ɯ)
%
Ratio of Net
Investment Income
to Average
Net Assets
(Ƃ)(ɯ)
%
Portfolio
Turnover Rate
(ǿ)
(.26) 26.05 11.20 9,208 1.43 1.37 2.27 41
(.54) 23.66 (4.24) 9,037 1.42 1.37 2.24 63
(2.52) 25.23 (26.85) 10,570 1.39 1.34 1.44 68
(.45) 37.09 39.58 16,012 1.38 1.33 1.87 81
(2.36) 26.92 (18.98) 12,554 1.40 1.36 1.43 88
(1.01) 35.83 19.51 18,684 1.38 1.35 1.36 74
(.20) 24.61 10.76 5,793 2.18 2.12 1.53 41
(.40) 22.39 (4.97) 5,678 2.17 2.12 1.49 63
(2.29) 23.95 (27.42) 7,166 2.14 2.09 .68 68
(.33) 35.34 38.50 11,271 2.13 2.08 1.09 81
(2.16) 25.77 (19.56) 10,102 2.15 2.11 .68 88
(.77) 34.40 18.62 17,584 2.13 2.10 .61 74
(.31) 26.97 11.41 59,431 1.18 1.02 2.62 41
(.61) 24.48 (3.9 0 ) 55,520 1.17 1.02 2.59 63
(2.63) 26.06 (26.62) 83,807 1.14 .99 1.79 68
(.53) 38.24 40.07 123,210 1.13 .98 2.36 81
(2.47) 27.71 (18.69) 38,678 1.15 1.01 1.79 88
(1.13) 36.81 19.92 62,478 1.15 1.01 1.68 74
(.32) 27.01 11.39 3,565 1.03 .95 2.71 41
(.62) 24.52 (3.84) 2,955 1.02 .95 2.64 63
(2.66) 26.10 (26.56) 1,893 .99 .92 1.86 68
(.55) 38.29 40.16 2,888 .98 .91 2.22 81
(2.50) 27.74 (18.65) 2,205 1.00 .94 1.86 88
(1.15) 36.86 20.03 2,659 .99 .94 1.82 74
(.29) 27.00 11.30 234,228 1.18 1.12 2.52 41
(.59) 24.51 (4.01) 225,853 1.17 1.12 2.49 63
(2.60) 26.10 (26.67) 355,075 1.14 1.09 1.69 68
(.50) 38.28 39.90 542,275 1.13 1.08 2.12 81
(2.44) 27.75 (18.78) 406,795 1.15 1.11 1.68 88
(1.09) 36.86 19.83 712,519 1.13 1.10 1.62 74
(.32) 27.00 11.41 63,862 .98 .92 2.73 41
(.63) 24.51 (3.82) 61,118 .97 .92 2.64 63
(2.67) 26.09 (26.54) 85,474 .94 .89 1.88 68
(.55) 38.28 40.20 126,027 .93 .88 2.46 81
(2.50) 27.73 (18.61) 49,121 .96 .91 1.88 88
(1.16) 36.84 20.05 65,565 .94 .91 1.80 74

Russell Investment Company
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
696 Global Real Estate Securities Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates as of April 30, 2024 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 20 2 4 with underlying f unds which are, or were, an affiliat-
ed company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2024, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 226,424
Administrative fees 15,127
Distribution fees 5,563
Shareholder servicing fees 1,215
Transfer agent fees 47,006
Trustee fees 1,186
$ 296,521
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 8,294 $ 64,240 $ 66,755 $ (2) $ — $ 5,777 $ 239 $ —
U.S. Cash Collateral Fund 3,532 19,275 17,074 — — 5,733 91 —
$ 11,826 $ 83,515 $ 83,829 $ (2) $ — $ 11,510 $ 330 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 341,026,029 $ 38,831,852 $ (7,567,880) $ 31,263,972

Multi-Strategy Income Fund 697
Russell Investment Company
Multi-Strategy Income Fund
Shareholder Expense Example — April 30, 2024 (Unaudited)
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2023 to April 30, 2024 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account
values and actual expenses. You may use the information in
this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account
during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and
expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2024 $ 1,101.40 $ 1,019.69
Expenses Paid During Period* $ 5.43 $ 5.22
* Expenses are equal to the Fund's annualized expense ratio of 1.04%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2024 $ 1,096.40 $ 1,015.96
Expenses Paid During Period* $ 9.33 $ 8.97
* Expenses are equal to the Fund's annualized expense ratio of 1.79%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2024 $ 1,101.50 $ 1,021.43
Expenses Paid During Period* $ 3.61 $ 3.47
* Expenses are equal to the Fund's annualized expense ratio of 0.69%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

698 Multi-Strategy Income Fund
Russell Investment Company
Multi-Strategy Income Fund
Shareholder Expense Example, continued — April 30, 2024 (Unaudited)
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2024 $ 1,102.30 $ 1,020.93
Expenses Paid During Period* $ 4.13 $ 3.97
* Expenses are equal to the Fund's annualized expense ratio of 0.79%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2024 $ 1,103.10 $ 1,021.93
Expenses Paid During Period* $ 3.09 $ 2.97
* Expenses are equal to the Fund's annualized expense ratio of 0.59%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 699
Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 36.3%
Corporate Bonds and Notes - 14.3%
8x8, Inc.
4.000% due 02/01/28 579 443
Abu Dhabi Developmenal Holding Co.
5.375% due 05/08/29 200 199
Accolade, Inc.
0.500% due 04/01/26 516 451
Affirm Holdings, Inc.
11.521% due 11/15/26 739 612
African Export-Import Bank (The)
Series REGS
3.994% due 09/21/29 (Þ) 548 485
Air Transport Services Group, Inc.
3.875% due 08/15/29 (Þ) 191 154
Alarm.com, Inc.
5.284% due 01/15/26 495 450
American Electric Power Co., Inc.
3.875% due 02/15/62 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.675%)(Ê) 140 125
American Express Co.
3.550% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.854%)(Ê)(ƒ) 134 122
Apollo Management Holdings, LP
4.950% due 01/14/50 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.266%)(Ê)(Þ) 122 117
Arbor Realty Trust, Inc.
7.500% due 08/01/25 487 475
Ares Management Corp.
4.125% due 06/30/51 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.237%)(Ê)(Þ) 130 119
Assurant, Inc.
7.000% due 03/27/48 (USD 3 Month
LIBOR + 4.135%)(Ê) 100 100
Bandwidth, Inc.
0.500% due 04/01/28 355 254
Bank of America Corp.
Series AA
6.100% due 12/31/49 (CME Term
SOFR 3 Month + 4.160%)(Ê)(ƒ) 107 107
Series FF
5.875% due 12/31/99 (CME Term
SOFR 3 Month + 3.193%)(Ê)(ƒ) 111 106
Series RR
4.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.760%)(Ê)(ƒ) 220 202
Series TT
6.125% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.231%)(Ê)(ƒ) 128 127
Bank of New York Mellon Corp. (The)
Series F
4.625% due 12/29/49 (CME Term
SOFR 3 Month + 3.393%)(Ê)(ƒ) 53 50
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series I
3.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.630%)(Ê)(ƒ) 59 53
Blackline, Inc.
5.754% due 03/15/26 373 335
Blackstone Mortgage Trust, Inc.
5.500% due 03/15/27 989 888
BP Capital Markets PLC
4.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.036%)(Ê)(ƒ) 50 49
4.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.398%)(Ê)(ƒ) 320 299
6.450% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.153%)(Ê)(ƒ) 140 141
Bridgebio Pharma, Inc.
2.250% due 02/01/29 363 284
Cable One, Inc.
8.568% due 03/15/26 231 199
Cardlytics, Inc.
1.000% due 09/15/25 301 277
Charles Schwab Corp. (The)
Series G
5.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.971%)(Ê)(ƒ) 183 181
Series H
4.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 3.079%)(Ê)(ƒ) 360 293
Series I
4.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.168%)(Ê)(ƒ) 489 451
Series K
5.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.256%)(Ê)(ƒ) 34 32
Cheesecake Factory, Inc. (The)
0.375% due 06/15/26 990 870
Chegg , Inc.
4.794% due 09/01/26 600 483
Citigroup, Inc.
Series AA
7.625% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.211%)(Ê)(ƒ) 200 206
Series P
5.950% due 12/29/49 (CME Term
SOFR 3 Month + 4.167%)(Ê)(ƒ) 177 176
Series T
6.250% due 12/29/49 (CME Term
SOFR 3 Month + 4.779%)(Ê)(ƒ) 42 42

See accompanying notes which are an integral part of the financial statements.
700 Multi-Strategy Income Fund
Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series W
4.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.597%)(Ê)(ƒ) 87 83
Series X
3.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.417%)(Ê)(ƒ) 344 323
CMS Energy Corp.
4.750% due 06/01/50 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.116%)(Ê) 84 76
3.750% due 12/01/50 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.900%)(Ê) 62 50
CoBank ACB
Series I
6.250% due 12/29/49 (USD 3 Month
LIBOR + 4.660%)(Ê)(ƒ) 330 324
Conduent , Inc.
6.474% due 01/15/27 107 91
Corebridge Financial, Inc
Series WI
6.875% due 12/15/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.846%)(Ê) 145 144
Cracker Barrel Old Country Store, Inc.
0.625% due 06/15/26 797 696
Cryoport , Inc.
0.750% due 12/01/26 (Þ) 240 208
DigitalOcean Holdings, Inc.
7.705% due 12/01/26 1,356 1,132
Discover Financial Services
Series D
6.125% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.783%)(Ê)(ƒ) 25 25
Dominion Energy, Inc.
Series C
4.350% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.195%)(Ê)(ƒ) 233 213
Edison International
7.875% due 06/15/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.658%)(Ê) 100 102
Series A
5.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.698%)(Ê)(ƒ) 198 190
Energy Transfer Operating, LP
8.000% due 05/15/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.020%)(Ê) 60 62
Energy Transfer, LP
Series B
6.625% due 12/31/99 (USD 3 Month
LIBOR + 4.155%)(Ê)(ƒ) 9 8
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series G
7.125% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.306%)(Ê)(ƒ) 152 146
Series H
6.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.694%)(Ê)(ƒ) 140 136
Enphase Energy, Inc.
5.642% due 03/01/26 97 88
Enstar Finance LLC
5.750% due 09/01/40 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.468%)(Ê) 57 55
5.500% due 01/15/42 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.006%)(Ê) 225 212
Enterprise Products Operating LLC
Series D
8.573% due 08/16/77 (CME Term
SOFR 3 Month + 3.248%)(Ê) 20 20
Equitable Holdings, Inc.
Series B
4.950% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.736%)(Ê)(ƒ) 110 107
Etsy, Inc.
0.250% due 06/15/28 286 225
Eventbrite, Inc.
5.000% due 12/01/25 158 154
0.750% due 09/15/26 944 803
EZCORP, Inc.
2.375% due 05/01/25 654 639
Farm Credit Bank of Texas
5.700% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.415%)(Ê)(ƒ)(Þ) 125 123
Five9, Inc.
0.500% due 06/01/25 174 163
Fiverr International, Ltd.
6.783% due 11/01/25 740 672
GA Global Funding Trust
4.700% due 10/15/51 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.796%)(Ê)(Þ) 140 124
Goldman Sachs Group, Inc. (The)
6.345% due 02/15/34 138 139
Series X
7.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.809%)(Ê)(ƒ) 304 307
Series T
3.800% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.969%)(Ê)(ƒ) 52 49
Series U
3.650% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.915%)(Ê)(ƒ) 84 76

See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 701
Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Guardant Health, Inc.
8.822% due 11/15/27 516 351
Haemonetics Corp.
6.123% due 03/01/26 338 309
Hartford Financial Services Group, Inc.
Series ICON
7.694% due 02/12/47 (CME Term
SOFR 3 Month + 2.387%)(Ê)(Þ) 107 95
Hat Holdings I LLC
0.000% due 05/01/25 (Þ) (ž) 781 801
Huntington Bancshares, Inc.
Series F
5.625% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 4.945%)(Ê)(ƒ) 19 17
Series G
4.450% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 7 Year + 4.045%)(Ê)(ƒ) 145 128
ILFC E-Capital Trust I
7.145% due 12/21/65 (CME Term
SOFR 3 Month + 1.812%)(Ê)(Þ) 100 79
Innoviva , Inc.
2.125% due 03/15/28 1,008 879
iQIYI , Inc.
6.500% due 03/15/28 400 386
JetBlue Airways Corp.
0.500% due 04/01/26 1,195 1,033
JOYY, Inc.
1.375% due 06/15/26 446 442
JPMorgan Chase & Co.
Series KK
3.650% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.850%)(Ê)(ƒ) 155 145
Series NN
6.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.737%)(Ê)(ƒ) 486 498
Series S
9.348% due 01/29/49 (CME Term
SOFR 3 Month + 4.042%)(Ê)(ƒ) 49 49
Land O'Lakes, Inc.
7.250% due 12/31/99 (ƒ)(Þ)(~)(Ê) 185 148
LendingTree , Inc.
0.500% due 07/15/25 99 92
Lincoln National Corp.
Series C
9.250% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.318%)(Ê)(ƒ) 80 85
Lumentum Holdings, Inc.
0.500% due 06/15/28 1,327 1,004
M&T Bank Corp.
3.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.679%)(Ê)(ƒ) 23 18
Marathon Digital Holdings, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.000% due 12/01/26 344 283
Marriott Vacations Worldwide Corp.
3.250% due 12/15/27 351 320
Match Group Financeco , Inc.
0.875% due 06/15/26 (Þ) 172 154
Mesa Laboratories, Inc.
1.375% due 08/15/25 481 448
MetLife Capital Trust IV
7.875% due 12/15/37 (Þ) 300 317
MetLife, Inc.
9.250% due 04/08/38 (Þ) 125 144
10.750% due 08/01/39 66 87
Series G
3.850% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.576%)(Ê)(ƒ) 80 76
MP Materials Corp.
0.250% due 04/01/26 (Ñ)(Þ) 902 796
NeoGenomics , Inc.
0.250% due 01/15/28 402 312
New Mountain Finance Corp.
7.500% due 10/15/25 1,060 1,081
NextEra Energy Capital Holdings, Inc.
6.700% due 09/01/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.364%)(Ê) 240 238
5.650% due 05/01/79 (USD 3 Month
LIBOR + 3.156%)(Ê) 40 38
NextEra Energy, Inc.
0.906% due 11/15/25 (Ñ)(Þ) 1,011 903
Pebblebrook Hotel Trust
1.750% due 12/15/26 795 695
PennyMac Corp.
5.500% due 03/15/26 900 848
Perficient , Inc.
0.125% due 11/15/26 991 867
PNC Financial Services Group, Inc.
(The)
Series T
3.400% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.595%)(Ê)(ƒ) 244 210
Series U
6.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.000%)(Ê)(ƒ) 103 99
Series V
6.200% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.238%)(Ê)(ƒ) 179 175
Series W
6.250% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 7 Year + 2.808%)(Ê)(ƒ) 240 226
Prudential Financial, Inc.
5.700% due 09/15/48 (USD 3 Month
LIBOR + 2.665%)(Ê) 65 63

See accompanying notes which are an integral part of the financial statements.
702 Multi-Strategy Income Fund
Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.125% due 03/01/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.162%)(Ê) 243 224
6.000% due 09/01/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.234%)(Ê) 172 166
6.500% due 03/15/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.404%)(Ê) 70 69
Realogy Group LLC / Realogy Co-
Issuer Corp.
0.250% due 06/15/26 177 144
Redfin Corp.
0.500% due 04/01/27 (Ñ) 244 120
Repay Holdings Corp.
8.677% due 02/01/26 (Þ) 529 479
RWT Holdings, Inc.
5.750% due 10/01/25 683 656
SBL Holdings LLC
6.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.620%)(Ê)(ƒ)(Þ) 75 59
7.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.580%)(Ê)(ƒ)(Þ) 150 126
Sempra Energy
4.125% due 04/01/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.868%)(Ê) 300 271
6.875% due 10/01/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.789%)(Ê) 165 163
4.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.550%)(Ê)(ƒ) 155 151
Semtech Corp.
1.625% due 11/01/27 151 181
Snap, Inc.
0.125% due 03/01/28 1,291 1,008
SoFi Technologies, Inc.
8.124% due 10/15/26 (Þ) 911 772
SolarEdge Technologies, Inc.
6.700% due 09/15/25 534 485
Southern Co. (The)
Series B
4.000% due 01/15/51 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.733%)(Ê) 130 124
Spotify Technology SA
4.125% due 03/15/26 110 102
Square, Inc.
2.118% due 05/01/26 297 265
State Street Corp.
Series I
6.700% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.613%)(Ê)(ƒ) 224 224
Summit Hotel Properties, Inc.
1.500% due 02/15/26 1,261 1,102
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
TechTarget , Inc.
2.010% due 12/15/26 958 915
Teladoc Health, Inc.
1.250% due 06/01/27 1,055 887
Truist Financial Corp.
Series P
4.950% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.605%)(Ê)(ƒ) 68 66
Series Q
5.100% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 4.349%)(Ê)(ƒ) 149 135
Unity Software, Inc.
8.008% due 11/15/26 600 511
Upwork , Inc.
0.250% due 08/15/26 624 545
US Bancorp
3.700% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.541%)(Ê)(ƒ) 44 38
Series J
5.300% due 12/31/99 (CME Term
SOFR 3 Month + 3.176%)(Ê)(ƒ) 121 113
Wayfair, Inc.
1.000% due 08/15/26 431 383
Wells Fargo & Co.
5.950% due 12/15/36 110 108
7.625% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.606%)(Ê)(ƒ)(Ñ) 287 300
Series BB
3.900% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.453%)(Ê)(ƒ) 672 637
Series S
5.900% due 12/29/49 (USD 3 Month
LIBOR + 3.110%)(Ê)(ƒ) 12 12
Xometry , Inc.
1.000% due 02/01/27 144 113
44,515
International Debt - 21.3%
Abu Dhabi Government International
Bond
5.500% due 04/30/54 (Þ) 200 194
Series REGS
1.700% due 03/02/31 (Þ) 816 656
3.125% due 09/30/49 (Þ) 200 131
Aeropuerto Internacional De Tocumen
SA
Series REGS
5.125% due 08/11/61 (Þ) 862 601
Algonquin Power & Utilities Corp.
4.750% due 01/18/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.249%)(Ê) 215 186
Allianz SE

See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 703
Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.973%)(Ê)(ƒ)(Þ) 200 183
Angolan Government International
Bond
Series REGS
8.750% due 04/14/32 (Þ) 388 350
Antofagasta PLC
6.250% due 05/02/34 (Þ) 200 199
Argentine Republic Government
International Bond
4.875% due 07/09/29 (~)(Ê) 984 430
Atlantica Sustainable Infrastructure
Jersey, Ltd.
4.000% due 07/15/25 432 415
AXA SA
8.600% due 12/15/30 40 46
6.379% due 12/29/49 (SOFR +
2.256%)(Ê)(ƒ)(Þ) 100 107
Axian Telecom
Series REGS
7.375% due 02/16/27 (Þ) 581 562
Bahrain Government International
Bond
7.750% due 04/18/35 (Þ) 457 465
Banco Bilbao Vizcaya Argentaria SA
9.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.099%)(Ê)(ƒ) 200 210
Banco do Brasil SA
Series REGS
6.250% due 10/29/49 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 4.398%)(Ê)(ƒ)
(Þ) 273 274
Banco do Estado do Rio Grande do
Sul SA
Series REGS
5.375% due 01/28/31 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.928%)(Ê)(Þ) 200 191
Banco Nacional de Panama
Series REGS
2.500% due 08/11/30 (Þ) 203 153
Banco Santander SA
9.625% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.298%)(Ê)(ƒ) 200 214
Bank Negara Indonesia Persero Tbk PT
4.300% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.466%)(Ê)(ƒ)(Þ) 762 693
Bank of Nova Scotia (The)
8.625% due 10/27/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.389%)(Ê) 200 206
4.900% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.551%)(Ê)(ƒ) 100 98
Barclays PLC
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
8.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.431%)(Ê)(ƒ) 200 197
9.625% due 12/31/99 (USD SOFR
ICE Swap 5 Year Rate + 5.775%)
(Ê)(ƒ) 200 209
Bilibili , Inc.
0.500% due 12/01/26 419 402
BNP Paribas SA
4.625% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.340%)(Ê)(ƒ)(Þ) 200 160
7.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.899%)(Ê)(ƒ)(Þ) 200 202
8.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.354%)(Ê)(ƒ)(Þ) 400 414
9.250% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.969%)(Ê)(ƒ)(Þ) 200 212
Brazil Government International Bond
6.125% due 03/15/34 309 295
4.750% due 01/14/50 383 270
7.125% due 05/13/54 200 191
CBB International Sukuk Programme
Co.
6.000% due 02/12/31 (Þ) 200 198
Chile Government International Bond
4.850% due 01/22/29 400 390
China Government International Bond
Series REGS
1.250% due 10/26/26 (Þ) 200 183
Codelco Metals, Inc.
Series REGS
5.950% due 01/08/34 (Þ) 220 213
Colombia Government International
Bond
8.000% due 04/20/33 310 316
4.125% due 05/15/51 200 116
8.750% due 11/14/53 234 241
Comision Federal de Electricidad
Series REGS
4.688% due 05/15/29 (Þ) 260 239
Corp. Financiera de Desarrollo SA
Series REGS
2.400% due 09/28/27 (Þ) 200 177
Corp. Nacional del Cobre de Chile
6.440% due 01/26/36 (Þ) 200 200
Series REGS
3.150% due 01/15/51 (Þ) 871 511
Costa Rica Government International
Bond
7.300% due 11/13/54 (Þ) 365 380
Credit Agricole SA
4.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.237%)(Ê)(ƒ)(Þ) 200 170
Dai-ichi Life Insurance Co., Ltd. (The)

See accompanying notes which are an integral part of the financial statements.
704 Multi-Strategy Income Fund
Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.000% due 12/29/49 (USD 3 Month
LIBOR + 3.660%)(Ê)(ƒ)(Þ) 200 190
Development Bank of Kazakhstan JSC
5.500% due 04/15/27 (Þ) 281 278
Dominican Republic Government
International Bond
Series REGS
7.050% due 02/03/31 (Þ) 600 606
DP World PLC
Series REGS
6.850% due 07/02/37 (Þ) 620 653
Ecopetrol SA
4.625% due 11/02/31 325 262
8.375% due 01/19/36 19 18
7.375% due 09/18/43 306 270
5.875% due 11/02/51 179 121
Ecuador Government International
Bond
Series REGS
6.900% due 07/31/30 (~)(Ê)(Þ) 1 49 100
10.236% due 07/31/35 (~)(Ê)(Þ)(ž) 390 214
Egypt Government International Bond
Series REGS
7.625% due 05/29/32 (Þ) 254 210
7.300% due 09/30/33 (Þ) 402 321
Egyptian Financial Co. for Sovereign
Taskeek (The)
Series REGS
10.875% due 02/28/26 (Þ) 200 207
El Salvador Government International
Bond
Series REGS
9.500% due 07/15/52 (Þ) 250 197
Electricite de France SA
9.125% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.411%)(Ê)(ƒ)(Þ) 200 217
Emera , Inc.
Series 16-A
6.750% due 06/15/76 (USD 3 Month
LIBOR + 5.440%)(Ê) 299 296
Emirates NBD Bank PJSC
6.125% due 12/31/99 (USD
Constant Maturity 6 Year Rate +
3.656%)(Ê)(ƒ)(Þ) 539 534
Empresa de Transmision Electrica SA
Series REGS
5.125% due 05/02/49 (Þ) 732 501
Empresa Nacional del Petroleo
Series REGS
4.500% due 09/14/47 (Þ) 921 672
Enbridge, Inc.
5.500% due 07/15/77 (CME Term
SOFR 3 Month + 3.680%)(Ê) 107 99
6.250% due 03/01/78 (CME Term
SOFR 3 Month + 3.903%)(Ê) 244 228
7.375% due 01/15/83 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.708%)(Ê) 47 46
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.625% due 01/15/83 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.418%)(Ê) 130 129
8.500% due 01/15/84 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.431%)(Ê) 150 158
Series 16-A
6.000% due 01/15/77 (CME Term
SOFR 3 Month + 4.152%)(Ê) 232 219
Series 20-A
5.750% due 07/15/80 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.314%)(Ê) 147 135
Series NC5
8.250% due 01/15/84 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.785%)(Ê) 195 200
Eskom Holdings SOC, Ltd.
Series REGS
6.350% due 08/10/28 (Þ) 739 697
Export-Import Bank of India
Series REGS
2.250% due 01/13/31 (Þ) 1,016 819
FEL Energy VI SARL
Series REGS
5.750% due 12/01/40 (Þ) 226 203
First Majestic Silver Corp.
0.375% due 01/15/27 1,118 903
Franshion Brilliant, Ltd.
3.200% due 04/09/26 (Þ) 300 261
4.250% due 07/23/29 (Þ) 342 232
Freeport Indonesia PT
Series REGS
6.200% due 04/14/52 (Þ) 200 187
Gabon Government International Bond
Series REGS
7.000% due 11/24/31 (Þ) 200 157
Gaci First Investment Co.
5.375% due 01/29/54 (Þ) 588 497
Georgian Railway JSC
Series REGS
4.000% due 06/17/28 (Þ) 563 505
Ghana Government International Bond
Series REGS
7.875% due 02/11/35 (~)(Æ)(Ê)
(Ø)(Þ) 464 224
Grupo Energia Bogota SA
Series REGS
4.875% due 05/15/30 (Ñ)(Þ) 709 654
Guatemala Government International
Bond
6.600% due 06/13/36 (Þ) 294 288
Hazine Mustesarligi Varlik Kiralama
AS
8.509% due 01/14/29 (Þ) 552 580
HSBC Capital Funding, LP
10.176% due 10/29/49 (USD 3
Month LIBOR + 4.980%)(Ê)(ƒ)(Þ) 157 189

See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 705
Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
HSBC Holdings PLC
6.500% due 09/15/37 100 102
4.600% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.649%)(Ê)(ƒ) 200 165
6.500% due 12/31/99 (USD ICE
Swap Rate NY 5 Year Rate +
3.606%)(Ê)(ƒ) 200 191
8.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.858%)(Ê)(ƒ) 200 206
Huarong Finance 2017 Co., Ltd.
4.750% due 04/27/27 (Þ) 595 555
Huarong Finance 2019 Co., Ltd.
3.375% due 02/24/30 (Þ) 708 593
Hungary Government International
Bond
5.500% due 03/26/36 (Þ) 217 202
Series REGS
6.125% due 05/22/28 (Þ) 257 260
3.125% due 09/21/51 (Þ) 328 194
Indonesia Asahan Aluminium Persero
PT
Series REGS
5.800% due 05/15/50 (Þ) 200 177
Indonesia Government International
Bond
4.550% due 01/11/28 400 387
2.850% due 02/14/30 242 211
3.550% due 03/31/32 361 315
5.650% due 01/11/53 200 196
ING Groep NV
6.500% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.446%)(Ê)
(ƒ) 200 197
8.000% due 12/31/49 (USD SOFR
ICE Swap 5 Year Rate + 4.360%)
(Ê)(ƒ)(Þ) 200 199
4.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.506%)(Ê)(ƒ)(Þ) 200 167
5.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.342%)(Ê)(ƒ) 200 189
Instituto Costarricense de Electricidad
Series REGS
6.375% due 05/15/43 (Þ) 762 664
Intesa Sanpaolo SpA
7.700% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 5.462%)(Ê)
(ƒ)(Þ) 200 198
Israel Government International Bond
5.750% due 03/12/54 280 252
Ivory Coast Government International
Bond
8.250% due 01/30/37 (Þ) 200 191
Jordan Government International Bond
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
7.500% due 01/13/29 (Þ) 273 268
KazMunayGas National Co. JSC
Series REGS
4.375% due 09/26/27 (Þ) 200 186
6.375% due 10/24/48 (Þ) 464 412
Kenya Government International Bond
9.750% due 02/16/31 (Þ) 303 303
Khazanah Global Sukuk Bhd
4.687% due 06/01/28 (Þ) 233 226
Krung Thai Bank PCL
4.400% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.530%)(Ê)(ƒ)(Þ) 600 566
Lancashire Holdings, Ltd.
5.625% due 09/18/41 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.080%)(Ê)(Þ) 200 178
Lebanon Government International
Bond
Series GMTN
6.600% due 11/27/26 (Æ)(Ø)(Þ) 66 4
Series REGS
6.650% due 11/03/28 (Æ)(Ø)(Þ) 1,159 74
Mazoon Assets Co.
Series REGS
5.200% due 11/08/27 (Þ) 545 532
Mexico City Airport Trust
Series REGS
5.500% due 07/31/47 (Þ) 213 175
Mexico Government International
Bond
5.000% due 05/07/29 400 386
2.659% due 05/24/31 200 162
4.600% due 01/23/46 200 152
MVM Energetika Zrt .
7.500% due 06/09/28 (Þ) 701 720
National Bank of Fujairah PJSC
5.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.301%)(Ê)(ƒ)(Þ) 437 432
NatWest Group PLC
8.000% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 5.720%)(Ê)
(ƒ) 200 200
6.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.625%)(Ê)(ƒ) 200 194
Nigeria Government International Bond
Series REGS
7.375% due 09/28/33 (Þ) 495 411
NIO, Inc.
0.500% due 02/01/27 186 171
Nippon Life Insurance Co.
4.700% due 01/20/46 (USD ICE
Swap Rate NY 5 Year Rate +
3.750%)(Ê)(Þ) 200 194

See accompanying notes which are an integral part of the financial statements.
706 Multi-Strategy Income Fund
Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.950% due 04/16/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.590%)(Ê)(Þ) 200 194
Nordea Bank Abp
6.625% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.110%)(Ê)(ƒ)(Þ) 200 196
OCP SA
7.500% due 05/02/54 (Þ) 303 294
OCP, Inc.
Series REGS
3.750% due 06/23/31 (Þ) 755 627
Oil and Gas Holding Co. BSCC (The)
Series REGS
8.375% due 11/07/28 (Þ) 572 603
Oman Government International Bond
Series REGS
6.750% due 10/28/27 (Þ) 784 800
OQ SAOC
Series REGS
5.125% due 05/06/28 (Þ) 418 404
Pakistan Government International
Bond
Series REGS
8.875% due 04/08/51 (Þ) 369 281
Pakistan Water and Power
Development Authority
7.500% due 06/04/31 (Þ) 953 696
Panama Government International
Bond
6.400% due 02/14/35 395 362
4.500% due 04/16/50 200 128
7.875% due 03/01/57 200 196
Paraguay Government International
Bond
5.850% due 08/21/33 (Þ) 200 193
Pertamina Persero PT
Series REGS
4.150% due 02/25/60 (Þ) 650 455
Peru Government International Bond
3.230% due 07/28/21 85 45
Perusahaan Perseroan ( Persero ) PT
Perusahaan Listrik Negara
Series REGS
4.875% due 07/17/49 (Þ) 318 253
Peruvian Government International
Bond
2.783% due 01/23/31 428 355
Petrobras Global Finance BV
6.900% due 03/19/49 100 93
6.750% due 06/03/50 2 2
6.850% due 06/05/15 637 553
Petroleos de Venezuela SA
Series REGS
6.000% due 11/15/26 (Æ)(Ø)(Þ) 452 55
Petroleos del Peru SA
Series REGS
5.625% due 06/19/47 (Þ) 1,431 878
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Petroleos Mexicanos
6.375% due 01/23/45 149 92
Series REGS
6.625% due 09/29/49 (Þ) 894 537
Series WI
6.700% due 02/16/32 11 9
6.750% due 09/21/47 793 506
7.690% due 01/23/50 1,010 703
Petronas Capital, Ltd.
Series REGS
2.480% due 01/28/32 (Þ) 289 234
3.404% due 04/28/61 (Þ) 1,323 839
Philippines Government International
Bond
1.648% due 06/10/31 400 310
1.950% due 01/06/32 622 484
Phoenix Group Holdings PLC
5.625% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.035%)(Ê)(ƒ)(Þ) 200 194
Qatar Government International Bond
Series REGS
4.500% due 04/23/28 (Þ) 752 737
QBE Insurance Group, Ltd.
5.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.513%)(Ê)(ƒ)(Þ) 200 198
Republic of Azerbaijan Government
International Bond
Series REGS
3.500% due 09/01/32 (Þ) 108 89
Republic of Poland Government
International Bond
4.625% due 03/18/29 183 178
4.875% due 10/04/33 159 151
5.125% due 09/18/34 143 137
5.500% due 04/04/53 139 132
5.500% due 03/18/54 335 314
Republic of South Africa Government
International Bond
5.875% due 04/20/32 524 466
5.750% due 09/30/49 312 220
Republic of Turkey Government
International Bond
7.625% due 05/15/34 540 533
Republic of Uzbekistan Government
International Bond
Series REGS
3.900% due 10/19/31 (Þ) 200 159
Romania Government International
Bond
5.875% due 01/30/29 (Þ) 120 117
7.125% due 01/17/33 (Þ) 38 39
6.375% due 01/30/34 (Þ) 240 234
Series REGS
7.125% due 01/17/33 (Þ) 18 19
4.000% due 02/14/51 (Þ) 364 243
SA Global Sukuk , Ltd.

See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 707
Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
2.694% due 06/17/31 (Þ) 425 356
Samruk-Kazyna JSC
Series REGS
2.000% due 10/28/26 (Þ) 200 182
Saudi Arabian Oil Co.
Series REGS
2.250% due 11/24/30 (Þ) 660 542
Saudi Government International Bond
4.750% due 01/16/30 (Þ) 701 676
Scentre Group Trust 2
4.750% due 09/24/80 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.379%)(Ê)(Þ) 300 286
Sea, Ltd.
0.250% due 09/15/26 817 699
Senegal Government International
Bond
Series REGS
6.750% due 03/13/48 (Þ) 140 103
Societe Generale SA
8.000% due 09/29/49 (USD ICE
Swap Rate NY 5 Year Rate +
5.873%)(Ê)(ƒ)(Ñ)(Þ) 200 201
9.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.385%)(Ê)(ƒ)(Þ) 200 204
10.000% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.448%)
(Ê)(ƒ)(Þ) 200 210
5.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.514%)(Ê)(ƒ)(Þ) 200 162
Southern Gas Corridor CJSC
Series REGS
6.875% due 03/24/26 (Þ) 724 727
SSR Mining Inc
2.500% due 04/01/39 670 600
Standard Chartered PLC
7.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.574%)(Ê)(ƒ)(Þ) 200 195
Sumitomo Life Insurance Co.
5.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.841%)(Ê)(ƒ)(Þ) 400 383
Swedbank AB
7.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.657%)(Ê)(ƒ)(Þ) 200 196
TC Ziraat Bankasi AS
8.994% due 08/02/34 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.327%)(Ê)(Þ) 200 201
Series REGS
5.375% due 03/02/26 (Þ) 614 596
Toronto-Dominion Bank (The)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
8.125% due 10/31/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.075%)(Ê) 200 206
TransCanada Trust
5.500% due 09/15/79 (SOFR +
4.416%)(Ê) 320 289
5.600% due 03/07/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.986%)(Ê) 226 198
Series 16-A
5.875% due 08/15/76 (USD 3 Month
LIBOR + 4.640%)(Ê) 355 340
Transnet SOC, Ltd.
Series REGS
8.250% due 02/06/28 (Þ) 607 596
Trinidad & Tobago Government
International Bond
5.950% due 01/14/31 (Þ) 200 197
Turkiye Ihracat Kredi Bankasi AS
Series REGS
5.750% due 07/06/26 (Þ) 700 681
UBS Group AG
6.875% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 6 Month
LIBOR] 5 Year Rate + 4.590%)(Ê)
(ƒ)(Þ) 200 197
4.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.404%)(Ê)(ƒ)(Þ) 200 180
5.125% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.855%)(Ê)(ƒ)(Þ) 200 189
9.250% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.745%)(Ê)(ƒ)(Þ) 400 433
Ukraine Government International
Bond
Series REGS
9.750% due 11/01/30 (~)(Ê)(Þ) 748 227
Uruguay Government International
Bond
5.750% due 10/28/34 458 468
4.975% due 04/20/55 74 65
Uzbekneftegaz JSC
Series REGS
4.750% due 11/16/28 (Þ) 687 574
Venezuela Government International
Bond
Series REGS
9.250% due 05/07/28 (Æ)(Ø)(Þ) 336 64
Vodafone Group PLC
Series NC10
4.125% due 06/04/81 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.767%)(Ê) 125 105
YPF SA
Series REGS
6.950% due 07/21/27 (Þ) 278 252
8.500% due 06/27/29 (Þ) 504 475

See accompanying notes which are an integral part of the financial statements.
708 Multi-Strategy Income Fund
Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Zambia Government International
Bond
Series REGS
5.375% due 09/20/22 (~)(Æ)(Ê)
(Ø)(Þ) 200 132
Ziraat Katilim Varlik Kiralama AS
9.375% due 11/12/26 (Þ) 563 592
66,200
Non-US Bonds - 0.7%
AIB Group PLC
7.125% due 12/31/99 (EURIBOR
ICE Swap Rate + 4.387%)(Ê)(ƒ)(Þ) EUR 200 214
Banco de Sabadell SA
9.375% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 6.830%)(Ê)(ƒ)(Þ) EUR 200 233
Bank of Ireland Group PLC
7.500% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 7.924%)(Ê)(ƒ)(Þ) EUR 200 217
CaixaBank SA
7.500% due 12/31/99 (EURIBOR
ICE Swap Rate + 5.295%)(Ê)(ƒ)(Þ) EUR 200 221
Credit Agricole SA
6.500% due 12/31/99 (EURIBOR
ICE Swap Rate + 4.207%)(Ê)(ƒ)(Þ) EUR 200 215
7.250% due 12/31/99 (EURIBOR
ICE Swap Rate + 4.441%)(Ê)(ƒ)(Þ) EUR 100 112
Enel SpA
6.625% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.774%)(Ê)(ƒ)(Þ) EUR 100 115
Intesa Sanpaolo SpA
9.125% due 12/31/99 (EURIBOR
ICE Swap Rate + 6.262%)(Ê)(ƒ)(Þ) EUR 200 236
Societe Generale SA
7.875% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 5.228%)(Ê)(ƒ)(Þ) EUR 200 220
Stichting AK Rabobank Certificaten
6.500% due 12/29/21 (~)(Ê) EUR 36 41
Telefonica Europe BV
6.135% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
7 Year Rate + 3.347%)(Ê)(ƒ)(Þ) EUR 100 111
Unibail - Rodamco -Westfield
7.250% due 12/31/99 (EURIBOR
ICE Swap Rate + 3.995%)(Ê)(ƒ)(Þ) EUR 100 111
2,046
Total Long-Term Investments
(cost $113,811) 112,761
Common Stocks - 49.3%
Consumer Discretionary - 5.4%
Aisin Corp. 5,900 224
Alibaba Group Holding, Ltd. (Æ) 48,960 460
Alibaba Group Holding, Ltd. - ADR 2,477 185
Amazon.com, Inc.(Æ) 3,999 700
Autoliv , Inc. 2,801 336
AutoNation, Inc.(Æ) 173 28
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
AutoZone, Inc.(Æ) 187 553
Best Buy Co., Inc. 478 35
BJ's Wholesale Club Holdings, Inc.(Æ) 341 25
Boyd Gaming Corp. 2,652 142
Bridgestone Corp. 2,700 119
Caesars Entertainment, Inc.(Æ) 1,625 58
China Tourism Group Duty Free Corp.,
Ltd. Class A
3,108 32
China Tourism Group Duty Free Corp.,
Ltd. Class H(Þ)
4,700 41
Chow Tai Fook Jewellery Group, Ltd. 22,000 30
Cie Financiere Richemont SA Class A 2,879 398
Comcast Corp. Class A 2,354 90
Costco Wholesale Corp. 138 100
Curtiss-Wright Corp. 111 28
Davide Campari-Milano NV 6,314 63
Diageo PLC 8,891 307
DiDi Global, Inc. - ADR(Æ) 8,336 41
Dollar General Corp. 233 32
DR Horton, Inc. 353 50
E-MART, Inc. 948 43
Ferrari NV 111 46
FirstCash Holdings, Inc. 1,665 188
Games Workshop Group PLC 304 38
Garmin, Ltd. 314 45
Geely Automobile Holdings, Ltd. 125,486 151
General Motors Co. 770 34
Genuine Parts Co. 943 148
Gildan Activewear , Inc. Class A 10,171 353
Grand Canyon Education, Inc.(Æ) 351 46
H World Group, Ltd. - ADR 1,339 49
Home Depot, Inc. (The) 756 253
Honda Motor Co., Ltd. 22,000 250
Hugo Boss AG 326 18
Hyundai Department Store Co., Ltd. 2,912 110
Hyundai Motor Co. 456 82
Industria de Diseno Textil SA 5,530 251
InterContinental Hotels Group PLC 3,392 330
JD.com, Inc. - ADR 3,657 106
JD.com, Inc. Class A 16,050 233
Kia Corp. 980 83
Komeri Co., Ltd. 3,500 84
K's Holdings Corp. 4,900 47
Kuaishou Technology(Æ)(Þ) 43,500 307
Kyocera Corp. 29,900 364
Lennar Corp. Class A 428 65
Li Auto, Inc. - ADR(Æ) 3,978 105
Li Auto, Inc. Class A(Æ) 3,300 44
Li Ning Co., Ltd. 31,000 82
Lojas Renner SA(Æ) 23,326 69
LVMH Moet Hennessy Louis Vuitton
SE - ADR
918 739
Makita Corp. 8,300 239
McDonald's Corp. 1,984 542
MercadoLibre , Inc.(Æ) 79 115
Michelin (CGDE) 10,004 384

See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 709
Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Moncler SpA 1,361 93
Mr Price Group, Ltd. 4,736 44
Murata Manufacturing Co., Ltd. 10,900 198
Netflix, Inc. Class B(Æ) 254 140
New Oriental Education & Technology
Group, Inc. - ADR(Æ)
3,508 270
Next PLC 3,063 343
Nidec Corp. 7,800 366
Nike, Inc. Class B 4,023 371
NVR, Inc.(Æ) 6 45
Omnicom Group, Inc. 490 45
Omron Corp. 2,300 79
Oriental Holdings BHD 21,374 31
Overstock.com, Inc.(Æ) 4,836 97
PDD Holdings, Inc. - ADR(Æ) 576 72
Pernod Ricard SA 731 110
PulteGroup, Inc. 283 32
Ross Stores, Inc. 188 24
Sands China, Ltd.(Æ) 36,551 87
Santos Brasil Participacoes SA 38,900 102
Seria Co., Ltd. 2,500 43
SJM Holdings, Ltd.(Æ) 160,000 59
Spectris PLC 9,812 405
Subaru Corp. 4,500 100
Sumitomo Electric Industries, Ltd. 8,200 126
Tencent Holdings, Ltd. 25,832 1,136
Tencent Holdings, Ltd. - ADR 6,538 286
TJX Cos., Inc. (The) 4,622 435
Toyoda Gosei Co., Ltd. 3,000 58
Toyota Industries Corp. 1,900 179
Tractor Supply Co. 115 31
United Arrows, Ltd. 2,000 23
Universal Music Group NV 9,153 269
Walmart, Inc. 1,446 86
Weichai Power Co., Ltd. Class A 82,000 197
Wolters Kluwer NV 213 32
Wuliangye Yibin Co., Ltd. Class A 3,800 79
Xebio Holdings Co., Ltd. 2,800 18
Yamaha Corp. 13,600 287
Yum China Holdings, Inc. 1,243 45
Zalando SE(Æ)(Þ) 10,762 283
16,846
Consumer Staples - 2.7%
Adecoagro SA 20,321 221
Albertsons Cos. LLC / Safeway, Inc.
/ New Albertsons, LP / Albertson's
LLC Class A
1,078 22
Altria Group, Inc. 675 30
Archer-Daniels-Midland Co. 690 40
Astarta Holding PLC 9,426 64
Barry Callebaut AG 5 8
Beiersdorf AG 177 27
BIM Birlesik Magazalar AS 11,178 134
British American Tobacco PLC 775 23
Campbell Soup Co. 813 37
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Carrefour SA 6,608 111
Casey's General Stores, Inc. 148 47
Chocoladefabriken Lindt & Spruengli
AG
3 35
Church & Dwight Co., Inc. 279 30
CK Hutchison Holdings, Ltd. Class B 51,500 250
Clorox Co. (The) 207 31
Coca-Cola Co. (The) 7,599 469
Coca-Cola HBC AG - ADR(Æ) 921 30
Colgate-Palmolive Co. 4,646 427
Conagra Brands, Inc. 1,136 35
CP ALL PCL 171,400 265
CVS Health Corp. 901 61
Dino Polska SA(Æ)(Þ) 660 63
First Pacific Co., Ltd. 184,000 86
First Resources, Ltd. 92,100 95
Flowers Foods, Inc. 1,235 31
General Mills, Inc. 3,486 246
Genting Plantations Bhd 30,500 39
Golden Agri-Resources, Ltd. 1,201,420 241
GS Holdings Corp. 1,761 57
Haleon PLC 64,596 273
Henkel AG & Co. KGaA 855 61
Hershey Co. (The) 775 150
Hormel Foods Corp. 1,801 64
Imperial Tobacco Group PLC 625 14
Ingredion, Inc. 222 25
Jeronimo Martins SGPS SA 981 20
JM Smucker Co. (The) 237 27
Kao Corp. 9,900 409
Kato Sangyo Co., Ltd. 600 17
Kellanova 2,069 120
Keurig Dr Pepper, Inc. 4,666 157
Kimberly-Clark Corp. 441 60
Kirin Holdings Co., Ltd. 22,800 332
Koninklijke Ahold Delhaize NV 590 18
Kraft Heinz Co. (The) 801 31
Kroger Co. (The) 773 43
Lenta International Co. PJSC -
GDR(Æ)(Š)(Þ)
130,305 —
L'Oreal SA 139 65
McCormick & Co., Inc. 1,388 106
Mondelez International, Inc. Class A 4,022 289
Monster Beverage Corp.(Æ) 411 22
Morinaga Milk Industry Co., Ltd. 6,148 120
Nomad Foods, Ltd. 26,762 483
PepsiCo, Inc. 4,060 714
Philip Morris International, Inc. 545 52
Procter & Gamble Co. (The) 3,552 580
Raia Drogasil SA 19,012 94
Reckitt Benckiser Group PLC 3,005 168
Reynolds Consumer Products, Inc. 840 24
Sysco Corp. 346 26
Tyson Foods, Inc. Class A 368 22
Unilever PLC 7,880 407
Walgreens Boots Alliance, Inc. 1,816 32

See accompanying notes which are an integral part of the financial statements.
710 Multi-Strategy Income Fund
Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
WH Group, Ltd.(Þ) 95,528 69
8,349
Energy - 1.7%
Baker Hughes Co. 6,568 214
Cenovus Energy, Inc. 20,186 415
Chevron Corp. 3,059 493
Coterra Energy, Inc. 4,604 126
Eaton Corp. PLC 57 18
EOG Resources, Inc. 2,413 319
Exxon Mobil Corp. 5,316 629
Fission Uranium Corp.(Æ) 44,821 35
Gazprom PJSC(Æ)(Š) 376,946 —
Imperial Oil, Ltd. 994 68
Japan Petroleum Exploration Co., Ltd. 1,200 51
Kinder Morgan, Inc. 1,368 25
NAC Kazatomprom JSC - GDR(Þ) 6,199 250
ONEOK, Inc. 905 72
OX2 Group AB(Æ) 3,802 14
Petroleo Brasileiro SA - ADR 19,372 329
Phillips 66 206 29
Range Resources Corp. 6,002 216
Reliance Industries, Ltd. - GDR(Þ) 3,861 273
Saudi Arabian Oil Co.(Þ) 14,073 113
Schneider Electric SE 366 83
Shell PLC 1,971 70
Sinopec Engineering Group Co., Ltd.
Class H
47,000 30
Southwestern Energy Co.(Æ) 37,135 278
Targa Resources Corp. 1,304 149
Teck Resources, Ltd. Class B 7,195 354
TotalEnergies SE 1,053 76
Tourmaline Oil Corp. 1,489 73
Tullow Oil PLC(Æ) 92,600 42
Williams Cos., Inc. (The) 7,252 278
YPF SA - ADR(Æ) 2,983 65
5,187
Financial Services - 14.8%
ABN AMRO Bank NV(Þ) 9,888 158
Absa Group, Ltd. 10,502 81
Advance Residence Investment Corp.
(ö)
31 67
Aedifica SA(ö) 2,451 157
Aflac, Inc. 3,827 320
AIA Group, Ltd. 28,200 207
Air Lease Corp. Class A 7,454 374
Akbank TAS 99,684 183
Allianz SE 232 66
Allstate Corp. (The) 1,481 252
Alpha Services and Holdings SA(Æ) 69,137 117
Amadeus IT Group SA Class A 843 53
American Express Co. 212 50
American Financial Group, Inc. 424 54
American Homes 4 Rent Class A(ö) 7,747 277
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
American Tower Corp.(ö) 314 54
Americold Realty Trust, Inc.(ö) 10,024 220
Apollo Global Management, Inc. 2,073 225
Arch Capital Group, Ltd.(Æ) 797 75
Argan SA(ö) 609 48
Assicurazioni Generali SpA 1,306 32
Assurant, Inc. 341 59
AvalonBay Communities, Inc.(ö) 601 114
Axis Capital Holdings, Ltd. 1,814 111
Baloise Holding AG 73 11
Banco Bradesco SA - ADR 58,355 158
Bank Central Asia Tbk PT 507,882 304
Bank Mandiri Persero Tbk PT 930,892 393
Bank of America Corp. 6,750 250
Bank of Ireland Group PLC 22,891 244
Bank of New York Mellon Corp. (The) 730 41
Bank Rakyat Indonesia Persero Tbk PT 478,213 144
BDO Unibank , Inc. 84,806 218
Berkshire Hathaway, Inc. Class B(Æ) 415 165
BGC Group, Inc. Class A 68,525 537
Big Yellow Group PLC(ö) 9,040 122
BlackRock, Inc. Class A 429 324
BNP Paribas SA 2,366 169
Boardwalk Real Estate Investment
Trust(ö)
9,801 505
Brixmor Property Group, Inc.(ö) 15,196 336
Brown & Brown, Inc. 313 25
Camden Property Trust(ö) 2,235 223
CapitaLand Integrated Commercial
Trust Class A(Æ)(ö)
157,000 225
Catena AB 2,890 127
Charles Schwab Corp. (The) 3,519 260
Charter Hall Group - ADR(ö) 14,483 111
China Common Rich Renewable
Energy Investments, Ltd.(Æ)(Š)
205,123 —
China Construction Bank Corp. Class
H
190,500 123
China International Capital Corp., Ltd.
Class H(Þ)
24,400 29
China Merchants Shekou Industrial
Zone Holdings Co., Ltd. Class A
29,700 35
China Resources Land, Ltd. 40,000 143
Chubb, Ltd. 295 73
Cincinnati Financial Corp. 942 109
Citigroup, Inc. 2,784 171
Clarivate PLC(Æ) 7,747 52
CME Group, Inc. Class A 4,665 978
Commerce Bancshares, Inc. 530 29
Country Garden Services Holdings
Co., Ltd.
114,000 77
Crown Castle, Inc.(ö) 3,750 352
Dai-ichi Life Holdings, Inc. 6,500 150
Daiwa Office Investment Corp.(ö) 21 77
Derwent London PLC(ö) 2,130 55
Digital Core REIT Management Pte ,
Ltd.(ö)
111,800 68
Digital Realty Trust, Inc.(ö) 8,922 1,238
Dime Community Bancshares, Inc. 6,771 123

See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 711
Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
DNB Bank ASA 919 16
Equinix , Inc.(ö) 1,475 1,049
Equities AB 3,098 84
Equity Commonwealth(Æ)(ö) 20,374 381
Equity LifeStyle Properties, Inc. Class
A(ö)
1,060 64
Erie Indemnity Co. Class A 152 58
Essex Property Trust, Inc.(ö) 2,104 518
Etalon Group PLC - GDR(Æ)(Š)(Þ) 267,238 —
Eurobank Ergasias SA(Æ) 41,280 88
Eurocommercial Properties NV(ö) 1,889 43
Extra Space Storage, Inc.(ö) 4,028 541
EZCORP, Inc. Class A(Æ) 15,271 168
Fastighets AB Balder Class B(Æ) 29,156 186
Federal Agricultural Mortgage Corp.
Class C
590 110
Fidelis Insurance Holdings, Ltd.(Ñ) 16,978 315
Fidelity National Financial, Inc. 829 41
FinecoBank Banca Fineco SpA 3,258 50
First American Financial Corp. 611 33
FirstRand, Ltd. 15,053 52
Frasers Centrepoint Trust(ö) 103,900 165
Globe Life, Inc. 289 22
GLP J-REIT(ö) 168 137
Goodman Group(ö) 26,172 529
GPT Group (The)(ö) 62,793 170
Grainger PLC 40,205 128
Great-West Lifeco , Inc. 1,676 50
Grupo Financiero Banorte SAB de CV
Class O
15,181 150
Grupo Financiero Galicia SA -
ADR(Æ)(Ñ)
1,074 35
Hachijuni Bank, Ltd. (The) 15,700 105
Halyk Savings Bank of Kazakhstan
JSC - GDR(Þ)
5,304 99
Hana Financial Group, Inc. 3,472 146
Hankook Technology Group Co., Ltd. 5,709 66
Hannover Rueck SE 522 129
Hanover Insurance Group, Inc. (The) 309 40
Hartford Financial Services Group, Inc. 2,083 202
HDFC Bank, Ltd. - ADR 9,930 572
Healthcare Realty Trust, Inc.(ö) 21,665 308
Healthpeak Properties, Inc.(ö) 6,599 123
Helvetia Holding AG 167 22
Highwoods Properties, Inc.(ö) 5,439 142
Hirogin Holdings, Inc. 14,200 102
Hokuhoku Financial Group, Inc. 6,700 82
Host Hotels & Resorts, Inc.(ö) 11,648 220
HSBC Holdings PLC 14,226 123
ICICI Bank, Ltd. - ADR 30,286 834
Industrial & Commercial Bank of
China, Ltd. Class H
256,000 138
Ingenia Communities Group(ö) 53,926 161
Insurance Australia Group, Ltd. 14,681 61
Intact Financial Corp. 893 147
Intercontinental Exchange, Inc. 217 28
Invincible Investment Corp.(ö) 463 207
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Invitation Homes, Inc.(ö) 28,965 991
Iron Mountain, Inc.(ö) 5,786 448
Itau Unibanco Holding SA - ADR 14,022 85
Japan Retail Fund Investment Corp.(ö) 215 130
JPMorgan Chase & Co. 981 188
Kasikornbank PCL 46,600 164
KB Financial Group, Inc. 5,009 271
KE Holdings, Inc. - ADR 15,542 235
Kemper Corp. 8,594 501
Kenedix Office Investment Corp. Class
A(ö)
131 129
Kimco Realty Corp.(ö) 15,675 292
Klepierre SA - GDR(ö) 6,706 180
Korean Reinsurance Co. 9,439 56
Land Securities Group PLC(ö) 14,080 114
LEG Immobilien SE 3,279 279
Link Real Estate Investment Trust(ö) 39,130 169
LiveRamp Holdings, Inc.(Æ) 10,607 341
London Stock Exchange Group PLC 773 85
LondonMetric Property PLC(ö) 56,426 138
Longfor Group Holdings, Ltd.(Þ) 204,500 307
LSR Group PJSC(Š) 25,878 —
LX Holdings Corp. 1,079 5
M&T Bank Corp. 216 31
Mandatum OYJ(Æ) 3,469 16
Manulife Financial Corp. 10,168 237
Marsh & McLennan Cos., Inc. 967 193
MasterCard, Inc. Class A 2,107 951
Mebuki Financial Group, Inc. 17,000 60
MGIC Investment Corp. 1,279 26
Mid-America Apartment Communities,
Inc.(ö)
635 83
Mitsubishi Estate Co., Ltd. 15,900 292
Mitsui Fudosan Co., Ltd. 57,775 587
Mitsui Fudosan Logistics Park, Inc.(ö) 48 138
Morgan Stanley 499 45
Moscow Exchange MICEX-RTS
PJSC(Š)
181,547 —
MS&AD Insurance Group Holdings,
Inc.
7,800 140
Muenchener Rueckversicherungs-
Gesellschaft AG
902 396
Nasdaq, Inc. 1,887 113
National Bank Holdings Corp. Class A 5,168 169
National Bank of Greece SA(Æ) 6,807 55
National Storage REIT(ö) 93,415 130
NatWest Group PLC 71,105 268
Nippon Prologis REIT, Inc.(ö) 75 129
Nishi-Nippon Financial Holdings, Inc. 10,500 132
Nomura Real Estate Master Fund, Inc.
(ö)
70 67
North Pacific Bank, Ltd. 26,000 75
Northern Trust Corp. 277 23
Old Republic International Corp. 823 25
Oversea-Chinese Banking Corp., Ltd. 11,900 124
Pagseguro Digital, Ltd. Class A(Æ) 4,507 56

See accompanying notes which are an integral part of the financial statements.
712 Multi-Strategy Income Fund
Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Parkway Life Real Estate Investment
Trust(Æ)(ö)
65,500 172
Perella Weinberg Partners 11,299 169
Ping An Insurance Group Co. of China,
Ltd. Class H
59,561 272
Piraeus Financial Holdings SA(Æ) 8,773 35
PNC Financial Services Group, Inc.
(The)
183 28
Popular, Inc. 3,310 281
Primerica, Inc. 112 24
Principal Financial Group, Inc. 1,367 108
Progressive Corp. (The) 368 77
Prologis, LP(ö) 12,636 1,289
Public Storage(ö) 1,361 353
Raymond James Financial, Inc. 275 34
Realty Income Corp.(ö) 16,260 871
RELX PLC 822 34
Resona Holdings, Inc. 38,000 240
Ringkjoebing Landbobank A/S 303 51
Royal Bank of Canada - GDR 3,083 298
Safestore Holdings PLC(ö) 20,627 199
Sampo OYJ Class A 3,469 140
Samsung Fire & Marine Insurance Co.,
Ltd.
289 64
Saudi National Bank (The) 8,192 82
Sberbank of Russia PJSC(Š) 169,110 —
Segro PLC(ö) 46,474 488
SGS SA 1,158 102
Simon Property Group, Inc.(ö) 7,105 998
SM Prime Holdings, Inc. 107,778 52
Sompo Japan Nipponkoa Holdings, Inc. 4,600 91
Sprott , Inc. 1,384 54
Stockland(ö) 81,567 233
Sumitomo Mitsui Financial Group, Inc. 6,300 358
Sumitomo Mitsui Trust Holdings, Inc. 14,600 307
Sumitomo Realty & Development Co.,
Ltd.
12,300 427
Sun Communities, Inc.(ö) 3,967 442
Sun Hung Kai Properties, Ltd. 38,000 351
Sun Life Financial, Inc. 3,516 179
Swiss Life Holding AG 41 28
Swiss Re AG 2,275 246
T Rowe Price Group, Inc. 253 28
TAG Immobilien AG(Æ) 7,885 113
Talanx AG 374 28
Tokio Marine Holdings, Inc. 10,000 314
Toronto-Dominion Bank (The) 1,864 111
Travelers Cos., Inc. (The) 1,475 313
Turkiye Garanti Bankasi AS 60,069 153
UDR, Inc.(ö) 12,785 487
Unibail - Rodamco -Westfield(Æ)(ö) 3,019 252
UNITE Group PLC (The)(ö) 4,138 48
United Urban Investment Corp.(ö) 170 163
Unum Group 523 26
VGP NV 590 64
VICI Properties, Inc.(ö) 19,479 556
Visa, Inc. Class A 529 142
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Vonovia SE 7,954 230
VTB Bank PJSC(Æ)(Š) 716,250,000 —
W.R. Berkley Corp. 1,754 135
Warehouses De Pauw CVA(ö) 4,672 124
Welltower , Inc.(ö) 15,469 1,474
Weyerhaeuser Co.(ö) 3,345 101
Willis Towers Watson PLC 139 35
Yellow Cake PLC(Æ)(Þ) 12,980 104
Yoma Strategic Holdings, Ltd.(Æ) 417,882 15
Yuanta Financial Holding Co., Ltd. 274,050 257
Zurich Insurance Group AG 610 294
45,781
Health Care - 3.7%
Abbott Laboratories 581 62
AbbVie, Inc. 660 107
Alcon, Inc. 376 29
Amgen, Inc. 209 57
Astellas Pharma, Inc. 7,600 73
AstraZeneca PLC 1,546 233
Bangkok Dusit Medical Services PCL 315,200 246
Becton, Dickinson and Co. 2,397 562
Boston Scientific Corp.(Æ) 772 55
Bristol-Myers Squibb Co. 889 39
Cardinal Health, Inc. 1,391 143
Cencora , Inc. Class A 211 50
Centene Corp.(Æ) 651 48
Chemed Corp. 39 22
ChemoMetec A/S 202 8
Cigna Group (The) 304 109
Cooper Cos, Inc. (The)(Æ) 1,872 167
Danaher Corp. 1,250 308
Dr Reddy's Laboratories, Ltd. - ADR 375 28
Elevance Health, Inc. 179 95
Eli Lilly & Co. 287 224
Encompass Health Corp. 588 49
Enovis Corp. Class W(Æ) 8,454 467
EssilorLuxottica SA 87 19
Euroapi SA(Æ) 20,973 66
Eurofins Scientific SE 2,084 128
Gilead Sciences, Inc. 5,155 336
GSK Finance No. 3 PLC 2,979 62
H.U. Group Holdings, Inc. 1,100 17
Halozyme Therapeutics, Inc.(Æ) 4,358 166
HCA Healthcare, Inc. 142 44
Henry Schein, Inc.(Æ) 428 30
Humana, Inc. 46 14
Innovent Biologics, Inc.(Æ)(Þ) 50,500 244
Innoviva , Inc.(Æ) 11,460 173
Japan Lifeline Co., Ltd. 6,400 47
Johnson & Johnson 5,455 789
Kyorin Pharmaceutical Co., Ltd. 11,700 136
Laboratory Corp. of America Holdings 144 29
Lifco AB Class B 1,000 24
McKesson Corp. 97 52

See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 713
Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Medipal Holdings Corp. 500 8
Medtronic PLC 7,959 639
Merck & Co., Inc. 1,958 253
Merck KGaA 197 31
Molina Healthcare, Inc.(Æ) 98 34
Nippon Shinyaku Co., Ltd. 2,600 72
Novartis AG 3,637 351
Novo Nordisk A/S Class B 7,916 1,017
Ono Pharmaceutical Co., Ltd. 1,200 17
Pennant Group, Inc. (The)(Æ) 2,464 52
Pfizer, Inc. 2,168 56
Qiagen NV(Æ) 455 19
Quest Diagnostics, Inc. 194 27
Recordati SpA 523 28
Regeneron Pharmaceuticals, Inc.(Æ) 49 44
Roche Holding AG 1,302 313
Samsung Biologics Co., Ltd.(Æ)(Þ) 126 71
Sandoz Group AG(Æ) 805 27
Sanofi SA - ADR 7,225 712
Sartorius Stedim Biotech 128 28
Sawai Group Holdings Co., Ltd. 2,800 104
Shenzhen Mindray Bio-Medical
Electronics Co., Ltd. Class A
5,900 247
Siemens Healthineers AG(Þ) 1,376 76
Sinopharm Group Co., Ltd. Class H 9,200 23
Solventum Corp.(Æ) 159 10
Straumann Holding AG 351 47
Stryker Corp. 134 45
Suzuken Co., Ltd. 3,600 106
Tenet Healthcare Corp.(Æ) 3,248 365
Thermo Fisher Scientific, Inc. 119 68
Toho Holdings Co., Ltd. 3,100 74
UCB SA 220 29
United Therapeutics Corp.(Æ) 98 23
UnitedHealth Group, Inc. 1,125 544
Universal Health Services, Inc. Class B 226 38
Vertex Pharmaceuticals, Inc.(Æ) 115 45
West Pharmaceutical Services, Inc. 311 111
Zoetis, Inc. Class A 1,670 266
11,577
Materials and Processing - 4.3%
AddTech AB Class B 1,646 35
Agnico Eagle Mines, Ltd. 2,949 187
Air Liquide SA Class A 307 60
Air Products & Chemicals, Inc. 1,171 277
Aluminum Corp. of China, Ltd. Class A 91,400 94
Aluminum Corp. of China, Ltd. Class
H
190,000 127
Amcor PLC 1,272 11
Anglo American Platinum, Ltd. 5,749 200
Anglo American PLC 10,662 348
Anglogold Ashanti PLC 9,794 225
AptarGroup, Inc. 218 31
ArcelorMittal SA 11,904 298
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Aris Mining Corp.(Æ) 19,970 81
Artemis Gold, Inc.(Æ) 18,057 118
Asahi Kasei Corp. 25,600 179
Ashland, Inc. 2,281 217
Atlas Arteria, Ltd. 23,632 79
Babcock International Group PLC 36,786 233
Barrick Gold Corp. 18,351 305
Bear Creek Mining Corp.(Æ) 25,338 6
Beijing Oriental Yuhong Waterproof
Technology Co., Ltd. Class A
17,400 35
BHP Group, Ltd. - ADR 5,392 149
Boliden AB 1,640 54
Carrier Global Corp. 4,619 284
CCL Industries, Inc. Class B 878 45
Cemex SAB de CV - ADR(Æ) 20,151 159
Copart , Inc.(Æ) 1,419 77
Daikin Industries, Ltd. 400 54
Dundee Corp. Class A(Æ) 14,243 14
DuPont de Nemours, Inc. 347 25
Ecolab, Inc. 131 30
EMS- Chemie Holding AG 25 20
Equinox Gold Corp.(Æ) 43,088 233
ERO Copper Corp.(Æ)(Ñ) 15,573 318
Fastenal Co. 379 26
Ferguson PLC 145 30
First Quantum Minerals, Ltd. 14,657 186
Freeport-McMoRan, Inc. 4,869 243
Fresnillo PLC 7,630 53
Gabriel Resources, Ltd.(Æ) 358,501 5
Ganfeng Lithium Group Co., Ltd. Class
H(Þ)
10,200 30
Geberit AG 447 239
Givaudan SA 10 43
Gold Fields, Ltd. - ADR 1 7 , 510 283
Graphic Packaging Holding Co. 1,170 30
Harmony Gold Mining Co., Ltd.
- ADR(Ñ)
11,169 96
Holcim AG(Æ) 684 57
Impala Platinum Holdings, Ltd. 68,808 313
International Paper Co. 323 11
International Tower Hill Mines, Ltd.
(Æ)
41,509 26
Ivanhoe Mines, Ltd. Class A(Æ) 19,795 268
K+S AG 10,598 159
Kuraray Co., Ltd. 7,200 80
Linde PLC 996 439
Lintec Corp. 4,800 95
LKQ Corp. 588 25
Lotte Chemical Corp. 1,138 88
LyondellBasell Industries NV Class A 313 31
MHP SE - GDR(Æ)(Þ) 29,675 98
Mondi PLC 3,328 63
NewMarket Corp. 47 25
Newmont Corp. 13 , 295 539
Nippon Shokubai Co., Ltd. 12,100 115
Nitto Denko Corp. 900 74

See accompanying notes which are an integral part of the financial statements.
714 Multi-Strategy Income Fund
Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Northern Dynasty Minerals, Ltd.(Æ) 100,371 31
NOVAGOLD Resources, Inc.(Æ) 28,224 82
Novozymes A/S Class B 10,313 572
Nucor Corp. 153 26
Oji Holdings Corp. 14,100 56
Pack Corp. (The) 1,300 30
Packaging Corp. of America 804 139
Pan American Silver Corp. 2,726 50
Perpetua Resources Corp.(Æ)(Ñ) 12,446 68
Polyus PJSC(Æ) 5,777 —
PPG Industries, Inc. 190 25
Rayonier Advanced Materials, Inc.(Æ) 57,724 215
Reliance Steel & Aluminum Co. 173 49
Rengo Co., Ltd. 5,000 38
Rio Tinto PLC 527 36
Royal Gold, Inc. 1,953 235
RPM International, Inc. 236 25
Sandstorm Gold, Ltd. 3,518 19
Seabridge Gold, Inc.(Æ) 13,725 206
Sherwin-Williams Co. (The) 1,272 381
Shin-Etsu Chemical Co., Ltd. 6,100 238
Siemens AG 205 38
Sociedad Quimica y Minera de Chile
SA - ADR(Ñ)
1,030 47
Southern Copper Corp. 618 72
Taiheiyo Cement Corp. 2,200 50
Ternium SA - ADR 2,033 86
Toagosei Co., Ltd. 5,700 57
Toray Industries, Inc. 55,600 253
Toyo Ink SC Holdings Co., Ltd. 2,900 54
Trane Technologies PLC 208 66
Tronox Holdings PLC Class A 23,539 400
Trusco Nakayama Corp. 3,200 53
UPM- Kymmene OYJ 4,179 146
Vale SA Class B - ADR 19,087 232
Western Copper & Gold Corp.(Æ) 9,487 14
Westrock Co. 281 14
Wheaton Precious Metals Corp. 5,279 275
Zijin Mining Group Co., Ltd. Class A 106,895 258
Zijin Mining Group Co., Ltd. Class H 160,000 351
13,365
Producer Durables - 7.0%
3M Co. 637 62
Adyen NV(Æ)(Þ) 18 21
Aena SME SA(Þ) 2,171 397
Aeroports de Paris SA 1,276 162
Airports of Thailand PCL 61,800 108
Airtac International Group 8,000 283
Allfunds Group PLC 8,010 50
Amphenol Corp. Class A 431 52
AO Smith Corp. 726 60
Arcosa , Inc. 6,482 493
Atlas Copco AB Class B 7,445 112
Auckland International Airport, Ltd. 29,922 139
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Automatic Data Processing, Inc. 1,295 313
Avery Dennison Corp. 138 30
BAE Systems PLC 2,526 42
Booz Allen Hamilton Holding Corp.
Class A
284 42
Bouygues SA - ADR 682 25
Brother Industries, Ltd. 5,900 104
Bureau Veritas SA 983 29
Canadian National Railway Co. 3,408 414
Canon, Inc. 9,400 254
Cellnex Telecom SA(Þ) 3,709 122
CH Robinson Worldwide, Inc. 978 69
Charoen Pokphand Foods PCL 172,900 92
China Communications Services Corp.,
Ltd. Class H
242,000 116
China Merchants Port Holdings Co.,
Ltd.
96,000 128
Cintas Corp. 115 76
Cleanaway Waste Management, Ltd. 43,212 76
Contemporary Amperex Technology
Co., Ltd. Class A
3,296 92
CSX Corp. 8,982 298
Cummins, Inc. 988 279
Danone SA 5,634 352
Denso Corp. 8,000 136
DL E&C Co., Ltd. 3,837 102
Dover Corp. 241 43
Eiffage SA 884 94
EMCOR Group, Inc. 122 44
Emerson Electric Co. 310 33
Equifax, Inc. 1,115 246
EXEO Group, Inc. 10,100 110
Expeditors International of Washington,
Inc.
298 33
Experian PLC 668 27
FedEx Corp. 173 45
Fortive Corp. 535 40
Fraport AG Frankfurt Airport Services
Worldwide(Æ)
2,073 104
Frontier Group Holdings, Inc.(Æ)(Ñ) 31,642 191
Fukuda Corp. 1,000 35
GEA Group AG 6,461 261
General Dynamics Corp. 1,423 409
Gentex Corp. 773 27
Getlink SE 8,752 149
Graco , Inc. 2,993 240
Grupo Aeroportuario del Centro Norte
SAB de CV Class B
11,685 129
Grupo Aeroportuario del Pacifico SAB
de CV Class B
3,897 71
Grupo Aeroportuario del Sureste SAB
de CV Class B
9,352 321
Guangshen Railway Co., Ltd. Class H 312,000 85
Hakuhodo DY Holdings, Inc. 5,700 53
Hi Sun Technology China, Ltd.(Æ) 333,000 22
Hirose Electric Co., Ltd. 800 85
Honeywell International, Inc. 2,111 407
Huntington Ingalls Industries, Inc. 127 35

See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 715
Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Illinois Tool Works, Inc. 951 232
International Container Terminal
Services, Inc.
16,960 98
International Seaways, Inc. 6,832 378
Intertek Group PLC 7,268 446
Iriso Electronics Co., Ltd. 3,000 59
Janus International Group, Inc.(Æ) 7,949 115
Japan Airport Terminal Co., Ltd. 1,500 53
JB Hunt Transport Services, Inc. 236 38
JGC Holdings Corp. 14,900 143
JTEKT Corp. 19,700 152
Kamigumi Co., Ltd. 2,900 62
Knight-Swift Transportation Holdings,
Inc.
825 38
Kone OYJ Class B 1,038 51
Koninklijke Vopak NV 692 27
Kuehne & Nagel International AG 270 72
L3Harris Technologies, Inc. 128 27
Landstar System, Inc. 270 47
Larsen & Toubro, Ltd. - GDR(Þ) 865 37
Localiza Rent a Car SA(Æ) 17,786 168
Luks Group Vietnam Holdings Co.,
Ltd.
112,000 12
Mettler -Toledo International, Inc.(Æ) 168 207
Mitsubishi Electric Corp. 18,400 322
Moody's Corp. 1,504 557
MSC Industrial Direct Co., Inc. Class A 230 21
Murphy USA, Inc. 68 28
Nestle SA 9,828 986
NH Foods, Ltd. 1,800 59
Norfolk Southern Corp. 487 112
Northrop Grumman Corp. 523 254
NSK, Ltd. 45,900 252
Orient Overseas International, Ltd. 4,171 61
OSG Corp. 5,300 68
Otis Worldwide Corp. 3,443 314
PACCAR Financial Corp. 651 69
Paychex, Inc. 277 33
Poste Italiane SpA (Þ) 2,133 27
Pyeong Hwa Automotive Co., Ltd. 2,491 20
Qube Holdings, Ltd. 81,354 174
Real Alloy(Æ)(Š) 42 3,243
Robert Half, Inc. 897 62
Rockwell Automation, Inc. 482 131
Ryanair Holdings PLC - ADR 2,289 312
S&P Global, Inc. 725 302
Sandvik AB 3,931 79
Schindler Holding AG 94 23
Schneider National, Inc. Class B 1,637 34
Seiko Epson Corp. 6,100 100
Seino Holdings Co., Ltd. 4,600 62
Shanghai Electric Group Co., Ltd.
Class H(Æ)
258,000 53
Shanghai International Airport Co., Ltd.
Class A
10,400 54
Snap-on, Inc. 282 76
Sohgo Security Services Co., Ltd. 10,600 59
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Spirax-Sarco Engineering PLC 1,176 130
Stabilus SE 386 24
Stanley Electric Co., Ltd. 5,800 102
Sumitomo Heavy Industries, Ltd. 2,700 75
Techtronic Industries Co., Ltd. 36,000 500
Teledyne Technologies, Inc.(Æ) 80 31
Tenaris SA 2,831 47
Textron, Inc. 298 25
Transurban Group - ADR(Æ) 29,320 236
TreeHouse Foods, Inc.(Æ) 1,573 59
Trelleborg AB Class B 1,739 62
Union Pacific Corp. 1,634 388
United Parcel Service, Inc. Class B 216 32
Vinci SA 429 50
Waste Management, Inc. 2,201 458
Weir Group PLC (The) 16,534 421
West Japan Railway Co. 4,600 87
WW Grainger, Inc. 61 56
Yamato Holdings Co., Ltd. 8,100 107
Zhejiang Expressway Co., Ltd. Class H 110,000 72
21,840
Technology - 6.9%
8x8, Inc.(Æ) 112,178 248
Accenture PLC Class A 684 206
Adobe, Inc.(Æ) 375 174
Airbnb, Inc. Class A(Æ) 1,262 200
Akamai Technologies, Inc.(Æ) 225 23
Allegion PLC 1,297 158
Alphabet, Inc. Class A 6,777 1,103
Alphabet, Inc. Class C 2,976 490
Alps Alpine Co., Ltd. 6,500 58
Amdocs, Ltd. 511 43
Analog Devices, Inc. 1,849 371
Ansys , Inc.(Æ) 438 142
Apple, Inc. 4,435 755
Applied Materials, Inc. 1,194 237
Arrow Electronics, Inc.(Æ) 325 42
ASML Holding NV 257 224
Assa Abloy AB Class B 12,371 329
AutoStore Holdings, Ltd.(Æ)(Þ) 14,252 20
Baidu, Inc. Class A(Æ) 5,650 74
Baidu, Inc. - ADR(Æ) 1,986 205
BE Semiconductor Industries NV 263 35
Bechtle AG 1,387 67
Broadcom, Inc. 243 316
CACI International, Inc. Class A(Æ) 152 61
Cars.com, Inc.(Æ) 17,357 290
CDW Corp. 187 45
Cisco Systems, Inc. 9,553 449
Cognizant Technology Solutions Corp.
Class A
5,006 329
Cosel Co., Ltd. 2,200 20
Eizo Corp. 1,500 48
en Japan, Inc. 5,900 98

See accompanying notes which are an integral part of the financial statements.
716 Multi-Strategy Income Fund
Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
F5, Inc.(Æ) 170 28
Fanuc Corp. 10,700 313
Fiserv, Inc.(Æ) 358 55
Hewlett Packard Enterprise Co. 2,775 47
Infosys, Ltd. - ADR 14,727 246
International Business Machines Corp. 297 49
Juniper Networks, Inc. 5,600 195
Kanzhun , Ltd. - ADR 2,323 46
KBR, Inc. 1,469 95
Keyence Corp. 1,100 487
Legrand SA - ADR 262 27
Leidos Holdings, Inc. 276 39
LG Corp. Class H 2,627 149
Mabuchi Motor Co., Ltd. 6,100 94
MediaTek , Inc. 4,000 121
Meta Platforms, Inc. Class A 939 404
Microchip Technology, Inc. 3,890 358
Microsoft Corp. 5,421 2,111
MSCI, Inc. Class A 568 265
NCAB Group AB 3,242 21
NET One Systems Co., Ltd. 3,400 57
NetApp, Inc. 2,342 239
NVIDIA Corp. 254 219
Ooma , Inc.(Æ) 13,721 97
Oracle Corp. 3,179 362
Parade Technologies, Ltd. 8,000 184
PAX Global Technology, Ltd. 68,000 57
PlayAGS , Inc.(Æ) 26,515 234
QUALCOMM, Inc. 1,021 169
Roper Technologies, Inc. 87 45
Samsung Electronics Co., Ltd. 26,542 1,469
SAP SE - ADR 1,441 261
Signify NV(Þ) 12,021 330
Singapore Telecommunications, Ltd. 30,000 52
SK Hynix, Inc. 4,018 492
Skyworks Solutions, Inc. 2,068 220
SMART Global Holdings, Inc.(Æ) 10,232 187
Softcat PLC 3,194 62
Spark New Zealand, Ltd. 11,740 33
Swisscom AG 257 141
Taiwan Semiconductor Manufacturing
Co., Ltd.
76,000 1,831
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR
7,348 1,009
Texas Instruments, Inc. 262 46
Tower Semiconductor, Ltd.(Æ) 8,357 275
Trip.com Group, Ltd. - ADR(Æ) 8,183 395
Uber Technologies, Inc.(Æ) 2,633 175
Unimicron Technology Corp. 12,000 67
Vodafone Group PLC 93,103 79
Will Semiconductor, Ltd. Class A 7,575 106
Xiaomi Corp. Class B(Æ)(Þ) 177,600 386
21,289
Utilities - 2.8%
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
AT&T, Inc. 4,144 70
Atmos Energy Corp. 1,656 195
Centrais Eletricas Brasileiras SA 25,405 185
CGN Power Co., Ltd. Class H(Þ) 727,000 244
Cheniere Energy, Inc. 1,969 311
China Yangtze Power Co., Ltd. Class A 80,100 285
CMS Energy Corp. 484 29
ConocoPhillips 196 25
Consolidated Edison, Inc. 1,816 171
Deutsche Telekom AG 1,432 33
Dominion Energy, Inc. 390 20
DTE Energy Co. 231 25
Duke Energy Corp. 2,799 275
E.ON SE 16,334 216
Edison International 520 37
Elisa OYJ 1,306 59
Enagas SA 699 10
Endesa SA - ADR 1,011 18
Enel SpA 25,250 166
Engie SA(Ñ) 14,614 254
ENN Energy Holdings, Ltd. 8,496 73
Entergy Corp. 258 28
Eversource Energy 1,125 68
Exelon Corp. 646 24
Federal Grid Co. Unified Energy
System PJSC(Æ)(Š)
410,745,540 —
Fortum OYJ 28,054 369
Iberdrola SA 5,006 61
Inpex Corp. 1,000 15
Kansai Electric Power Co., Inc. (The) 1,400 21
KDDI Corp. 8,000 223
Kinetik Holdings Inc 1,196 46
Koninklijke KPN NV 17,228 63
Korea Electric Power Corp. 10,056 154
Korea Electric Power Corp. - ADR(Ñ) 4,838 37
Kosmos Energy, Ltd.(Æ) 63,910 362
KT Corp. 2,568 64
KT Corp. - ADR 27,230 344
LG Uplus Corp. 63,507 451
MTN Group, Ltd. 11,057 53
National Fuel Gas Co. 823 44
National Grid PLC 38,080 500
NextEra Energy, Inc. 6,252 419
Nippon Telegraph & Telephone Corp. 54,200 59
NiSource, Inc. 2,744 76
Osaka Gas Co., Ltd. 5,900 131
Pembina Pipeline Corp. 9,076 319
Petro Rio SA 7,991 74
PG&E Corp. 8,398 144
Power Assets Holdings, Ltd. 13,500 77
PPL Corp. 6,895 189
PTT Exploration & Production PCL 18,100 76
Public Service Enterprise Group, Inc. 2,473 171
Redeia Corp. SA 775 13
RusHydro PJSC(Š) 121,714,026 —

See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 717
Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sempra Energy 2,773 199
Snam Rete Gas SpA 5,071 23
Southern Co. (The) 1,397 103
TC Energy Corp. 8,376 300
Telenor ASA 2,567 30
Telstra Group, Ltd. 24,234 58
Terna Rete Elettrica Nazionale SpA 3,742 30
T-Mobile USA, Inc. 235 39
Tokyo Gas Co., Ltd. 3,800 85
Veolia Environnement SA 10,339 321
Verizon Communications, Inc. 2,698 107
WEC Energy Group, Inc. 360 30
Woodside Energy Group, Ltd. 5,759 104
8,805
Total Common Stocks
(cost $137,649) 153,039
Preferred Stocks - 1.9%
Consumer Discretionary - 0.0%
Ford Motor Co.
6.500% due 08/15/62 1,772 43
Ford Motor Credit Co. LLC
6.000% due 12/01/59 448 11
Hyundai Motor Co.
13.376% (Ÿ) 311 35
13.406% (Ÿ) 279 32
121
Consumer Staples - 0.1%
Cullinan Oncology, Inc.(Þ)
7.875% due 12/01/25(¢) 2,500 241
Henkel AG & Co. KGaA
2.192% (Ÿ) 1,251 100
341
Energy - 0.1%
Petroleo Brasileiro SA
13.810% (Ÿ) 7,599 62
Sempra Energy
5.750% due 07/01/79 3,371 81
143
Financial Services - 1.3%
AEGON Funding Co. LLC
5.100% due 12/15/49 4,592 97
Affiliated Managers Group, Inc.
5.875% due 03/30/59 2,012 44
4.750% due 09/30/60 3,600 67
4.200% due 09/30/61 3,800 63
6.750% due 03/30/64 3,269 84
Allstate Corp. (The)
5.100% due 10/15/24(¢) 1,575 34
7.375% due 07/15/28(¢) 1,664 44
American Financial Group, Inc.
5.125% due 12/15/59 1,661 34
Apollo Global Management, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.625% due 09/15/53 2,455 65
Arch Capital Group, Ltd.
5.450% due 06/18/24(¢) 3,440 77
4.550% due 06/11/26(¢) 1,590 31
Assurant, Inc.
5.250% due 01/15/61 1,556 32
Athene Holding, Ltd.
7.250% due 03/30/64 4,319 108
5.625% due 09/30/24(¢) 401 8
6.375% due 06/30/25(¢) 2,046 51
4.875% due 12/30/25(¢) 6,952 123
7.750% due 12/30/27(¢) 3,386 90
6.350% due 06/30/29(¢) 4,067 96
Axis Capital Holdings, Ltd.
5.500% due 06/18/24(¢) 1,945 41
Bank of America Corp.
5.875% due 06/17/24(¢) 3,156 77
5.375% due 06/25/24(¢) 6,687 152
5.000% due 09/17/24(¢) 3,181 68
4.375% due 11/03/25(¢) 1,672 32
4.125% due 02/02/26(¢) 3,391 61
4.250% due 11/17/26(¢) 4,508 82
4.750% due 02/17/27(¢) 2,480 50
Brighthouse Financial, Inc.
5.375% due 12/25/25(¢) 1,593 29
Brookfield BRP Holdings Canada, Inc.
4.625% due 04/30/26(¢) 3,720 58
4.875% due 12/09/26(¢) 3,330 54
Brookfield Finance, Inc.
4.625% due 10/16/80 2,505 43
Equitable Holdings, Inc.
5.250% due 12/15/24(¢) 3,488 76
4.300% due 03/15/26(¢) 2,921 51
F&G Annuities & Life, Inc.
7.950% due 12/15/53 4,552 118
First Horizon Bank(Þ)
6.409% due 06/17/24(¢) 129 81
Hartford Financial Services Group, Inc.
(The)
6.000% due 06/17/24(¢) 869 22
Itau Unibanco Holding SA
7.088% (Ÿ) 17,084 103
JPMorgan Chase & Co.
5.750% due 09/01/24(¢) 2,718 67
4.550% due 06/01/26(¢) 3,236 66
4.625% due 06/01/26(¢) 3,000 62
4.200% due 09/01/26(¢) 1,712 33
KKR Group Finance Co. IX LLC
4.625% due 04/01/61 4,274 81
Lincoln National Corp.
9.000% due 12/01/27(¢) 3,290 89
MetLife, Inc.
5.625% due 06/17/24(¢) 3,315 78

See accompanying notes which are an integral part of the financial statements.
718 Multi-Strategy Income Fund
Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.750% due 03/15/25(¢) 2,493 51
Morgan Stanley
6.875% due 07/15/24(¢) 2,293 58
7.125% due 07/15/24(¢) 1,300 33
6.375% due 10/15/24(¢) 4,019 100
5.850% due 04/15/27(¢) 3,089 74
Oaktree Capital Group LLC
6.550% due 06/17/24(¢) 3,130 67
Regions Financial Corp.
5.700% due 05/15/29(¢) 3,632 79
Reinsurance Group of America, Inc.
7.125% due 10/15/52 1,804 47
RenaissanceRe Holdings, Ltd.
5.750% due 06/18/24(¢) 3,522 80
4.200% due 07/15/26(¢) 1,979 35
TPG, Inc.
6.950% due 03/15/64 4,418 114
Truist Financial Corp.
4.750% due 09/01/25(¢) 1,554 31
US Bancorp
5.500% due 06/17/24(¢) 1,456 34
6.610% due 06/17/24(¢) 64 55
W.R. Berkley Corp.
5.100% due 12/30/59 2,670 56
4.125% due 03/30/61 456 8
Wells Fargo & Co.
4.750% due 03/15/25(¢) 6,580 134
4.700% due 12/15/25(¢) 2,356 47
4.375% due 03/15/26(¢) 1,653 31
4.250% due 09/15/26(¢) 1,731 32
3,988
Health Care - 0.0%
Draegerwerk AG & Co. KGaA
3.571% (Ÿ) 1,447 77
Materials and Processing - 0.0%
Braskem SA
0.000% (Æ) 7,800 32
Technology - 0.1%
Samsung Electronics Co., Ltd.
2.233% (Ÿ) 7,224 338
338
Utilities - 0.3%
AT&T, Inc.
5.350% due 11/01/66 3,992 90
5.625% due 08/01/67 1,335 32
4.750% due 02/18/25(¢) 1,373 27
Brookfield Infrastructure Finance ULC
5.000% due 05/24/81 1,652 28
Brookfield Infrastructure Partners, LP
5.125% due 10/15/25(¢) 2,250 39
CMS Energy Corp.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.875% due 10/15/78 2,871 69
5.875% due 03/01/79 4,276 104
Raizen Energia SA
6.392% (Ÿ) 52,768 31
SCE Trust V
5.450% due 03/15/26(¢) 4,118 101
SCE Trust VI
5.000% due 06/17/24(¢) 3,431 68
SCE Trust VII
7.500% due 11/22/28(¢) 8,600 225
Southern Co. (The)
4.200% due 10/15/60 172 3
United States Cellular Corp.
6.250% due 09/01/69 2,457 47
5.500% due 03/01/70 407 7
5.500% due 06/01/70 895 16
887
Total Preferred Stocks
(cost $5,987) 5,927
Options Purchased - 0.0%
(Number of Contracts)
S&P 500 Index
Futures
Morgan Stanley Jul 2024
4,325.00 Put (35) USD 15,138 (ÿ) 44
Total Options Purchased
(cost $292) 44
Short-Term Investments - 9.0%
Air Transport Services Group, Inc.
1.125% due 10/15/24 933 906
Banque Centrale de Tunisie SA
Series REGS
5.750% due 01/30/25 (Þ) 100 94
BioMarin Pharmaceutical, Inc.
0.599% due 08/01/24 314 309
China Government International Bond
1.950% due 12/03/24 (Þ) 472 462
High Ridge Brands Co.
8.875% due 03/15/25 (Š)(Þ)(Ø)(Æ) 1,640 —
I3 Verticals LLC
1.000% due 02/15/25 205 196
Ionis Pharmaceuticals, Inc.
0.125% due 12/15/24 127 122
Ironwoord Pharmaceuticals, Inc.
0.750% due 06/15/24 155 153
Israel Electric Corp., Ltd.
5.000% due 11/12/24 (Þ) 530 523
Jazz Investments I, Ltd.
1.500% due 08/15/24 926 913
Kaman Corp.
3.250% due 05/01/24 148 148

See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 719
Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Kazakhstan Government International
Bond
Series REGS
3.875% due 10/14/24 (Þ) 140 139
Nevro Corp.
2.750% due 04/01/25 214 201
NextEra Energy Partners, LP
7.920% due 06/15/24 (Þ) 287 284
NuVasive , Inc.
0.375% due 03/15/25 863 821
PennyMac Mortgage Investment Trust
5.500% due 11/01/24 412 406
Turning Point Brands, Inc.
2.500% due 07/15/24 763 757
U.S. Cash Management Fund(@) 21,528,255
(∞)
21,518
Total Short-Term Investments
(cost $27,942) 27,952
Other Securities - 1.5%
U.S. Cash Collateral Fund(@)(×) 4,739,378
(∞)
4,739
Total Other Securities
(cost $4,739) 4,739
Total Investments - 98.0%
(identified cost $290,420) 304,462
Other Assets and Liabilities,
Net - 2.0%
6,196
Net Assets - 100.0%
310,658

See accompanying notes which are an integral part of the financial statements.
720 Multi-Strategy Income Fund
Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
19.4%
ABN AMRO Bank NV 03/23/23 EUR 9,888 15.92 157
158
Abu Dhabi Government International Bond 09/20/22 816,000 83.03 678
656
Abu Dhabi Government International Bond 11/02/22 200,000 67.84 136
131
Abu Dhabi Government International Bond 04/23/24 200,000 98.33 197
194
Adyen NV 04/02/24 EUR 18 1,691.56 30
21
Aena SME SA 11/09/15 EUR 2,171 116.08 252
397
Aeropuerto Internacional De Tocumen SA 03/22/22 862,000 81.90 706
601
African Export-Import Bank (The) 12/15/22 548,000 88.67 486
485
AIB Group PLC 04/24/24 EUR 200,000 107.37 215
214
Air Transport Services Group, Inc. 02/23/24 191,000 82.79 158
154
Allianz SE 01/09/23 200,000 85.54 171
183
Angolan Government International Bond 09/20/22 388,000 81.76 317
350
Antofagasta PLC 04/29/24 200,000 99.41 199
199
Apollo Management Holdings, LP 12/10/19 122,000 100.40 122
117
Ares Management Corp. 06/24/21 130,000 100.15 130
119
AutoStore Holdings, Ltd. 02/04/22 NOK 14,252 2.72 39
20
AXA SA 03/30/23 100,000 103.98 104
107
Axian Telecom 03/08/23 581,000 94.31 548
562
Bahrain Government International Bond 05/02/23 457,000 100.52 459
465
Banco de Sabadell SA 01/04/23 EUR 200,000 106.03 212
233
Banco do Brasil SA 07/26/22 273,000 85.31 233
274
Banco do Estado do Rio Grande do Sul SA 02/16/23 200,000 92.94 186
191
Banco Nacional de Panama 01/23/24 203,000 77.39 157
153
Bank Negara Indonesia Persero Tbk PT 02/15/24 762,000 91.24 695
693
Bank of Ireland Group PLC 01/15/21 EUR 200,000 139.05 278
217
Banque Centrale de Tunisie SA 04/06/23 100,000 76.58 77
94
BNP Paribas SA 08/08/22 200,000 100.00 200
202
BNP Paribas SA 11/21/22 200,000 103.25 207
212
BNP Paribas SA 05/12/23 200,000 69.76 140
160
BNP Paribas SA 08/07/23 400,000 101.13 405
414
CaixaBank SA 01/03/24 EUR 200,000 109.22 218
221
CBB International Sukuk Programme Co. 02/06/24 200,000 100.00 200
198
Cellnex Telecom SA 10/07/22 EUR 3,709 32.19 119
122
CGN Power Co., Ltd. 03/18/22 HKD 727,000 0.24 175
244
China Government International Bond 09/29/23 200,000 91.49 183
183
China Government International Bond 11/21/23 472,000 98.15 463
462
China International Capital Corp., Ltd. 09/11/23 HKD 24,400 1.91 46
29
China Tourism Group Duty Free Corp., Ltd. 09/02/22 HKD 4,700 22.12 104
41
Codelco Metals, Inc. 09/05/23 220,000 99.89 220
213
Comision Federal de Electricidad 06/15/22 260,000 93.58 243
239
Corp. Financiera de Desarrollo SA 02/16/23 200,000 89.63 179
177
Corp. Nacional del Cobre de Chile 03/22/22 871,000 80.65 703
511
Corp. Nacional del Cobre de Chile 01/23/24 200,000 99.94 200
200
Costa Rica Government International Bond 11/06/23 365,000 94.81 346
380
Credit Agricole SA 01/06/23 200,000 81.47 163
170
Credit Agricole SA 07/11/23 EUR 100,000 109.35 109
112
Credit Agricole SA 03/14/24 EUR 200,000 111.09 222
215
Cryoport , Inc. 04/20/23 240,000 84.28 202
208
Cullinan Oncology, Inc. 08/05/16 2,500 106.50 266
241
Dai-ichi Life Insurance Co., Ltd. (The) 12/20/23 200,000 95.88 192
190
Development Bank of Kazakhstan JSC 04/04/24 281,000 99.73 280
278
Dino Polska SA 05/07/21 PLN 660 81.43 54
63
Dominican Republic Government International Bond 03/20/23 600,000 98.91 593
606
DP World PLC 03/22/22 620,000 116.52 722
653
Ecuador Government International Bond 09/20/22 390,148 44.02 172
214
Ecuador Government International Bond 11/10/23 1 49 ,0 2 1 48.41 71
100
Egypt Government International Bond 05/24/23 254,000 58.73 149
210
Egypt Government International Bond 03/12/24 402,000 81.43 327
321
Egyptian Financial Co. for Sovereign Taskeek (The) 03/11/24 200,000 104.68 209
207
El Salvador Government International Bond 09/21/22 250,000 33.20 83
197
Electricite de France SA 06/08/23 200,000 100.00 200
217
Emirates NBD Bank PJSC 03/22/22 539,000 99.73 538
534
Empresa de Transmision Electrica SA 03/22/22 732,000 99.98 732
501
Empresa Nacional del Petroleo 03/22/22 921,000 83.69 771
672

See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 721
Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Enel SpA 01/09/23 EUR 100,000 107.33 107
115
Eskom Holdings SOC, Ltd. 03/22/22 739,000 101.77 752
697
Etalon Group PLC 04/11/16 267,238 — 455
—
Export-Import Bank of India 03/22/22 1,016,000 85.76 889
819
Farm Credit Bank of Texas 07/15/20 125,000 1.00 125
123
FEL Energy VI SARL 10/19/22 226,167 69.30 157
203
First Horizon Bank 12/07/22 129 808.04 104
81
Franshion Brilliant, Ltd. 07/26/22 342,000 74.42 255
232
Franshion Brilliant, Ltd. 10/19/22 300,000 80.81 242
261
Freeport Indonesia PT 04/22/24 200,000 94.66 189
187
GA Global Funding Trust 06/24/21 140,000 100.00 140
124
Gabon Government International Bond 04/25/23 200,000 75.20 150
157
Gaci First Investment Co. 03/11/24 588,000 89.89 529
497
Ganfeng Lithium Group Co., Ltd. 03/08/24 HKD 10,200 3.20 33
30
Georgian Railway JSC 03/22/22 563,000 88.53 498
505
Ghana Government International Bond 09/20/22 464,000 40.36 187
224
Grupo Energia Bogota SA 03/22/22 709,000 101.35 719
654
Guatemala Government International Bond 06/06/23 294,000 100.00 294
288
Halyk Savings Bank of Kazakhstan JSC 01/24/22 5,304 9.17 49
99
Hartford Financial Services Group, Inc. 02/05/21 107,000 94.23 101
95
Hat Holdings I LLC 09/11/23 781,000 97.57 762
801
Hazine Mustesarligi Varlik Kiralama AS 11/07/23 552,000 101.36 559
580
High Ridge Brands Co. 10/30/20 1,640,000 — —
—
HSBC Capital Funding, LP 07/14/16 157,000 139.87 220
189
Huarong Finance 2017 Co., Ltd. 02/16/23 595,000 91.97 547
555
Huarong Finance 2019 Co., Ltd. 02/16/23 708,000 77.13 546
593
Hungary Government International Bond 07/25/23 257,000 100.19 257
260
Hungary Government International Bond 01/03/24 217,000 97.92 213
202
Hungary Government International Bond 01/10/24 328,000 64.16 210
194
ILFC E-Capital Trust I 04/29/21 100,000 82.85 83
79
Indonesia Asahan Aluminium Persero PT 03/09/23 200,000 87.93 176
177
ING Groep NV 10/13/22 200,000 68.97 138
167
ING Groep NV 02/05/24 200,000 100.00 200
199
Innovent Biologics, Inc. 11/10/23 HKD 50,500 5.45 275
244
Instituto Costarricense de Electricidad 03/22/22 762,000 79.27 604
664
Intesa Sanpaolo SpA 09/23/20 200,000 106.83 214
198
Intesa Sanpaolo SpA 08/31/23 EUR 200,000 108.44 217
236
Israel Electric Corp., Ltd. 10/18/23 530,000 98.38 521
523
Ivory Coast Government International Bond 01/23/24 200,000 98.12 196
191
Jordan Government International Bond 01/17/24 273,000 98.93 270
268
Kazakhstan Government International Bond 01/26/16 140,000 99.58 139
139
KazMunayGas National Co. JSC 03/22/22 464,000 90.97 422
412
KazMunayGas National Co. JSC 03/22/22 200,000 94.09 188
186
Kenya Government International Bond 02/12/24 303,000 97.33 295
303
Khazanah Global Sukuk Bhd 07/19/23 233,000 100.00 233
226
Krung Thai Bank PCL 10/19/22 600,000 78.55 471
566
Kuaishou Technology 06/10/22 HKD 43,500 9.24 402
307
Lancashire Holdings, Ltd. 03/11/21 200,000 100.00 200
178
Land O'Lakes, Inc. 03/28/17 185,000 100.00 185
148
Larsen & Toubro, Ltd. 05/10/22 865 20.25 18
37
Lebanon Government International Bond 10/31/22 USD 1,159,000 7.30 85
74
Lebanon Government International Bond 01/16/24 66,000 6.91 5
4
Lenta International Co. PJSC 01/07/19 130,305 — 355
—
Longfor Group Holdings, Ltd. 04/21/23 HKD 204,500 1.86 379
307
Match Group Financeco , Inc. 11/01/23 172,000 88.30 152
154
Mazoon Assets Co. 03/22/22 545,000 102.52 559
532
MetLife Capital Trust IV 11/27/18 300,000 110.83 333
317
MetLife, Inc. 07/14/16 125,000 139.03 174
144
Mexico City Airport Trust 03/22/22 213,000 88.14 188
175
MHP SE 04/12/16 29,675 6.08 180
98
MP Materials Corp. 03/07/24 902,000 88.65 800
796
MVM Energetika Zrt . 01/23/24 701,000 103.50 726
720
NAC Kazatomprom JSC 12/17/19 6,199 13.00 81
250
National Bank of Fujairah PJSC 04/18/23 437,000 97.80 427
432
NextEra Energy Partners, LP 03/01/23 287,000 99.24 285
284

See accompanying notes which are an integral part of the financial statements.
722 Multi-Strategy Income Fund
Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
NextEra Energy, Inc. 10/13/23 1,011,000 89.33 903
903
Nigeria Government International Bond 09/20/22 495,000 74.63 369
411
Nippon Life Insurance Co. 11/08/22 200,000 92.88 186
194
Nippon Life Insurance Co. 04/09/24 200,000 100.00 200
194
Nordea Bank Abp 09/15/20 200,000 113.66 227
196
OCP SA 04/24/24 303,000 97.26 295
294
OCP, Inc. 03/22/22 755,000 90.84 686
627
Oil and Gas Holding Co. BSCC (The) 03/22/22 572,000 105.79 605
603
Oman Government International Bond 09/20/22 784,000 103.07 808
800
OQ SAOC 03/22/22 418,000 99.62 416
404
Pakistan Government International Bond 03/08/24 369,000 75.77 280
281
Pakistan Water and Power Development Authority 03/22/22 953,000 71.17 678
696
Paraguay Government International Bond 06/28/23 200,000 99.99 200
193
Pertamina Persero PT 04/18/22 650,000 81.83 532
455
Perusahaan Perseroan ( Persero ) PT Perusahaan Listrik Negara 07/25/23 318,000 82.88 264
253
Petroleos de Venezuela SA 02/29/24 452,023 11.33 51
55
Petroleos del Peru SA 03/22/22 1,431,000 69.14 1,025
878
Petroleos Mexicanos 03/22/22 894,000 64.84 580
537
Petronas Capital, Ltd. 04/01/22 1,323,000 75.06 1,138
839
Petronas Capital, Ltd. 06/26/23 289,000 82.83 239
234
Phoenix Group Holdings PLC 01/15/21 200,000 103.85 208
194
Polyus PJSC 10/20/22 5,777 — —
—
Poste Italiane SpA 06/14/22 EUR 2,133 9.51 20
27
Qatar Government International Bond 10/30/23 752,000 97.63 734
737
QBE Insurance Group, Ltd. 05/05/20 200,000 100.00 200
198
Reliance Industries, Ltd. 03/21/22 3,861 59.71 231
273
Repay Holdings Corp. 05/10/23 529,000 86.39 457
479
Republic of Azerbaijan Government International Bond 09/21/22 108,000 84.70 91
89
Republic of Uzbekistan Government International Bond 02/08/24 200,000 81.15 162
159
Romania Government International Bond 01/05/23 38,000 99.39 38
39
Romania Government International Bond 11/30/23 18,000 103.80 19
19
Romania Government International Bond 01/23/24 240,000 99.18 238
234
Romania Government International Bond 01/23/24 120,000 99.49 119
117
Romania Government International Bond 02/12/24 364,000 69.82 254
243
SA Global Sukuk , Ltd. 03/22/22 425,000 95.07 404
356
Samruk-Kazyna JSC 03/22/22 200,000 92.28 185
182
Samsung Biologics Co., Ltd. 01/26/24 KRW 126 577.89 73
71
Saudi Arabian Oil Co. 03/22/22 660,000 92.93 613
542
Saudi Arabian Oil Co. 05/09/23 SAR 14,073 8.77 123
113
Saudi Government International Bond 01/08/24 701,000 99.19 695
676
SBL Holdings LLC 02/04/20 150,000 91.75 138
126
SBL Holdings LLC 06/17/21 75,000 100.00 75
59
Scentre Group Trust 2 09/16/20 300,000 100.00 300
286
Senegal Government International Bond 02/05/24 140,000 73.07 102
103
Siemens Healthineers AG 04/16/21 EUR 1,376 49.18 68
76
Signify NV 06/10/22 EUR 12,021 31.59 380
330
Societe Generale SA 05/06/22 200,000 103.03 206
201
Societe Generale SA 11/14/22 200,000 100.00 200
204
Societe Generale SA 12/13/22 200,000 82.51 165
162
Societe Generale SA 11/07/23 200,000 100.00 200
210
Societe Generale SA 03/14/24 EUR 200,000 114.08 228
220
SoFi Technologies, Inc. 01/12/23 911,000 80.54 734
772
Southern Gas Corridor CJSC 03/22/22 724,000 103.32 748
727
Standard Chartered PLC 02/28/24 200,000 100.00 200
195
Sumitomo Life Insurance Co. 01/10/24 400,000 100.19 401
383
Swedbank AB 02/06/24 200,000 100.00 200
196
TC Ziraat Bankasi AS 01/25/23 614,000 93.82 576
596
TC Ziraat Bankasi AS 04/24/24 200,000 100.00 200
201
Telefonica Europe BV 01/25/23 EUR 100,000 109.15 109
111
Transnet SOC, Ltd. 07/25/23 607,000 99.59 605
596
Trinidad & Tobago Government International Bond 09/11/23 200,000 99.32 199
197
Turkiye Ihracat Kredi Bankasi AS 03/22/22 700,000 95.55 669
681
UBS Group AG 04/11/19 200,000 103.13 206
197
UBS Group AG 10/13/22 200,000 85.29 171
189
UBS Group AG 09/20/23 200,000 85.76 172
180

See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 723
Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
UBS Group AG 11/09/23 400,000 103.89 415
433
Ukraine Government International Bond 09/20/22 748,000 27.47 205
227
Unibail - Rodamco -Westfield 01/18/24 EUR 100,000 111.08 111
111
Uzbekneftegaz JSC 03/22/22 687,000 82.06 564
574
Venezuela Government International Bond 03/19/24 335,600 16.14 54
64
WH Group, Ltd. 06/02/23 HKD 95,528 0.56 54
69
Xiaomi Corp. 02/02/24 HKD 177,600 1.62 287
386
Yellow Cake PLC 09/23/19 GBP 12,980 2.52 33
104
YPF SA 02/16/23 278,000 84.53 235
252
YPF SA 07/25/23 504,000 88.47 446
475
Zalando SE 12/14/23 EUR 10,762 23.72 255
283
Zambia Government International Bond 02/06/23 200,000 46.50 93
132
Ziraat Katilim Varlik Kiralama AS 03/14/24 563,000 105.36 593 592
60,300
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Long Gilt Futures 71 GBP 6,800 06/24
(176)
MSCI EAFE Index Futures 280 USD 31,745 06/24
(807)
MSCI Emerging Markets Index Futures 36 USD 1,876 06/24
33
Russell 2000 E-Mini Index Futures 6 USD 596 06/24
(2)
S&P 500 E-Mini Index Futures 66 USD 16,721 06/24
(180)
United States 2 Year Treasury Note Futures 456 USD 92,411 06/24
(917)
United States 10 Year Treasury Note Futures 763 USD 81,975 06/24
(2,132)
United States 10 Year Treasury Ultra Bond Futures 109 USD 12,014 06/24
(366)
United States Treasury Long Bond Futures 12 USD 1,366 06/24 (63)
Short Positions
EURO STOXX 50 Index Futures 280 EUR 13,712 06/24
55
Euro-Bund Futures 72 EUR 9,366 06/24
170
FTSE 100 Index Futures 57 GBP 4,650 06/24
(301)
FTSE 250 Index Futures 24 GBP 964 06/24
(26)
Hang Seng Index Futures 54 HKD 47,841 05/24
(190)
Japanese 10 Year Government Bond Futures 12 JPY 1,734,000 06/24
87
MSCI Emerging Markets Index Futures 180 USD 9,378 06/24
24
Russell 2000 E-Mini Index Futures 203 USD 20,154 06/24
1,264
S&P/TSX 60 Index Futures 18 CAD 4,700 06/24
37
SPI 200 Index Futures 9 AUD 1,729 06/24
7
TOPIX Index Futures 69 JPY 1,895,430 06/24
(201)
United States 5 Year Treasury Note Futures 80 USD 8,379 06/24
150
United States Treasury Ultra Bond Futures 2 USD 239 06/24 16
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (3,518)

See accompanying notes which are an integral part of the financial statements.
724 Multi-Strategy Income Fund
Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Options Written
Amounts in thousands (except contract amounts)
Description Counterparty Call/Put
Number of
Contracts
Strike
Price
Notional
Amount
Expiration
Date
Fair Value
$
S&P 500 Index Futures Morgan Stanley Put 35 3,900.00 USD 13,650 07/19/24 (20)
Total Liability for Options Written (premiums received $133) (20)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD — GBP — 05/01/24 —
Bank of America USD 23 JPY 3,591 05/01/24 —
Bank of America USD 49 ZAR 932 05/02/24 —
Bank of America USD 3 ZAR 47 05/03/24 —
Bank of America DKK 3,746 USD 552 06/20/24 15
Bank of America EUR 1,916 USD 2,105 06/20/24 56
Bank of America GBP 1,118 USD 1,431 06/20/24 34
Bank of America HKD 10,169 USD 1,303 06/20/24 2
Bank of America JPY 588,249 USD 4,039 06/20/24 281
Bank of New York USD 903 NZD 1,516 05/14/24 (10)
Bank of New York DKK 3,746 USD 552 06/20/24 15
Bank of New York EUR 1,916 USD 2,104 06/20/24 54
Bank of New York GBP 1,118 USD 1,432 06/20/24 34
Bank of New York HKD 10,169 USD 1,303 06/20/24 2
Brown Brothers Harriman USD 1,880 EUR 1,760 05/02/24 (2)
Brown Brothers Harriman EUR 38 USD 42 05/02/24 1
Brown Brothers Harriman EUR 1,721 USD 1,861 05/02/24 24
Brown Brothers Harriman EUR 189 USD 203 06/04/24 1
Brown Brothers Harriman EUR 1,764 USD 1,887 06/04/24 2
Citigroup AUD 749 USD 489 05/14/24 3
Citigroup DKK 3,746 USD 552 06/20/24 15
Citigroup EUR 1,916 USD 2,104 06/20/24 54
Citigroup GBP 1,118 USD 1,431 06/20/24 34
Citigroup HKD 10,169 USD 1,304 06/20/24 2
JPMorgan Chase USD 487 EUR 452 05/14/24 (4)
JPMorgan Chase USD 904 GBP 719 05/14/24 (5)
Morgan Stanley USD 4,036 JPY 618,280 06/20/24 (87)
Royal Bank of Canada CHF 1,257 USD 1,394 05/14/24 25
Royal Bank of Canada DKK 3,746 USD 552 06/20/24 15
Royal Bank of Canada EUR 1,916 USD 2,105 06/20/24 56
Royal Bank of Canada GBP 1,118 USD 1,432 06/20/24 34
Royal Bank of Canada HKD 10,169 USD 1,303 06/20/24 2
Royal Bank of Canada JPY 588,249 USD 4,038 06/20/24 280
Standard Chartered DKK 3,746 USD 552 06/20/24 15
Standard Chartered EUR 1,916 USD 2,103 06/20/24 53
Standard Chartered GBP 1,118 USD 1,431 06/20/24 34
Standard Chartered HKD 10,169 USD 1,304 06/20/24 2
State Street USD 14 AUD 21 05/14/24 —

See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 725
Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
State Street USD 24 CHF 21 05/14/24 —
State Street USD 658 CHF 571 06/20/24 (33)
State Street USD 3 JPY 457 05/14/24 —
State Street USD 484 NOK 5,245 05/14/24 (12)
State Street USD 2 SEK 20 05/14/24 —
State Street AUD 566 USD 376 06/20/24 9
State Street CAD 1,845 USD 1,372 06/20/24 31
State Street EUR 10 USD 11 05/14/24 —
State Street GBP — USD — 05/01/24 —
State Street GBP 16 USD 20 05/14/24 —
State Street NOK 40 USD 4 05/14/24 —
State Street NOK 8,070 USD 772 06/20/24 45
State Street NZD 34 USD 21 05/14/24 —
State Street PHP 1,257 USD 22 05/02/24 —
State Street SEK 11,488 USD 1,128 06/20/24 83
UBS JPY 63,577 USD 422 05/14/24 18
UBS SEK 9,614 USD 898 05/14/24 25
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 1,203
Credit Default Swap Contracts
Amounts in thousands
Credit Indices - Purchase Protection
Reference Entity Counterparty
Notional
Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA Emerging Markets Index Bank of America USD 4,000 (1.000%)
(2)
06/20/29 133 (3) 130
Total Open Credit Indices - Purchase Protection Contracts 133 (3) 130
Total Open Credit Default Swap Contracts (å) 133 (3) 130
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Long-Term Investments
Corporate Bonds and Notes $ — $ 44,515 $ —
$ —
$ 44,515 14 .3
International Debt — 66,200 —
—
66,200 21 .3
Non-US Bonds — 2,046 —
—
2,046 0 .7
Common Stocks
Consumer Discretionary 6,603 10,243 —
—
16,846 5 .4

See accompanying notes which are an integral part of the financial statements.
726 Multi-Strategy Income Fund
Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Consumer Staples 4,848 3,501 —
—
8,349 2 .7
Energy 4,185 1,002 —
—
5,187 1 .7
Financial Services 27,929 17,852 —
—
45,781 14 .8
Health Care 6,843 4,734 —
—
11,577 3 .7
Materials and Processing 7,268 6,097 —
—
13,365 4 .3
Producer Durables 9,116 9,481 3,243
—
21,840 7 .0
Technology 13,496 7,793 —
—
21,289 6 .9
Utilities 4,466 4,339 —
—
8,805 2 .8
Preferred Stocks 5,023 904 — — 5,927 1 .9
Options Purchased 44 — — — 44 —
*
Short-Term Investments — 6,434 — 21,518 27,952 9 .0
Other Securities — — — 4,739 4,739 1 .5
Total Investments 89,821 185,141 3,243 26,257 304,462 98 .0
Other Assets and Liabilities, Net
2 .0
100 .0
Other Financial Instruments
Assets
Futures Contracts 1,843 — — — 1,843 0 .6
Foreign Currency Exchange Contracts — 1,356 — — 1,356 0 .4
Credit Default Swap Contracts — 130 — — 130 —*
A
Liabilities
Futures Contracts (5,361) — — — (5,361) (1 .7)
Options Written (20) — — — (20) (—)*
Foreign Currency Exchange Contracts — (153) — — (153) (—)*
Total Other Financial Instruments
**
$ (3,538) $ 1,333 $ — $ — $ (2,205)
*
Less than .05% of net assets.
**
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2024, if any, see note 2 in the Notes to
Financial Statements.
Quantitative Information about Level 3 Fair Value Measurements
The significant inputs used in determining the fair value levels of Level 3 securities were as follows:
Category and Subcategory Valuation Technique(s) Unobservable Input(s) Input/Range(s) Fair Value ($)
Common Stocks

See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 727
Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Producer Durables Discounted cash flow** Discount rate* 14.5% 3,243
Market approach** EBITDA multiple*** 4.59x
Discount to guideline comparables 39.6%
Total Investments 3,243
*     The discount rates were determined by calculating the weighted average cost of capital for the companies.
**   A 50%/50% weighted average was applied to the Market approach and Discounted cash flow.
***  A relative value analysis of comparable publicly traded companies was used to derive the EBIDTA multiple.
A reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining a value for the period ended April 30, 2024 were as follows:
Category and
Subcategory
Beginning
Balance
11/01/2023
Gross
Purchases
Gross
Sales
Accrued
Discounts/
(Premiums)
Realized
Gain
(Loss)
Net
Transfers
into Level
3
Net
Transfers
out of
Level 3
Net Change
in Unrealized
Appreciation/
(Depreciation)
Ending
Balance
4/30/2024
Net Change
in Unrealized
Appreciation/
(Depreciation)
on
Investments
held as of
4/30/2024
Common Stocks
Producer Durables $2,999 $ — $ — $ — $ — $ — $ — $ 244 $ 3,243 $ 244
Total Investments
$2,999 $— $— $— $— $— $— $244 $3,243 $244
Amounts in thousands
Country Exposure
Fair Value
$
Angola ................................................................................................
350
Argentina ............................................................................................
1,258
Australia .............................................................................................
2,790
Austria ................................................................................................
63
Azerbaijan ..........................................................................................
816
Bahrain ...............................................................................................
1,265
Belgium ..............................................................................................
374
Bermuda .............................................................................................
430
Brazil ..................................................................................................
4,576
Canada ................................................................................................
10,271
Chile ...................................................................................................
2,232
China ..................................................................................................
12,303
Colombia ............................................................................................
2,080
Costa Rica ..........................................................................................
1,044
Denmark .............................................................................................
1,649
Dominican Republic ..........................................................................
606
Ecuador ..............................................................................................
314
Egypt ..................................................................................................
738
El Salvador .........................................................................................
197
Finland ...............................................................................................
978
France .................................................................................................
6,732
Gabon .................................................................................................
157
Georgia ...............................................................................................
505
Germany .............................................................................................
3,259
Ghana .................................................................................................
628

See accompanying notes which are an integral part of the financial statements.
728 Multi-Strategy Income Fund
Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands
Country Exposure
Fair Value
$
Greece ................................................................................................
295
Guatemala ..........................................................................................
288
Hong Kong .........................................................................................
1,526
Hungary ..............................................................................................
1,376
India ...................................................................................................
2,808
Indonesia ............................................................................................
4,138
Ireland ................................................................................................
675
Israel ...................................................................................................
1,051
Italy ....................................................................................................
1,404
Ivory Coast .........................................................................................
191
Japan ..................................................................................................
15,731
Jersey ..................................................................................................
415
Jordan .................................................................................................
268
Kazakhstan .........................................................................................
1,546
Kenya .................................................................................................
303
Lebanon ..............................................................................................
78
Luxembourg .......................................................................................
426
Macao .................................................................................................
146
Malaysia .............................................................................................
1,369
Mauritius ............................................................................................
562
Mexico ...............................................................................................
4,206
Morocco .............................................................................................
921
Myanmar ............................................................................................
15
Netherlands ........................................................................................
1,825
New Zealand ......................................................................................
172
Nigeria ................................................................................................
411
Norway ...............................................................................................
66
Oman ..................................................................................................
1,737
Pakistan ..............................................................................................
978
Panama ...............................................................................................
1,941
Paraguay .............................................................................................
193
Peru ....................................................................................................
1,455
Philippines ..........................................................................................
1,162
Poland ................................................................................................
975
Portugal ..............................................................................................
20
Puerto Rico .........................................................................................
281
Qatar ...................................................................................................
737
Romania .............................................................................................
653
Russia .................................................................................................
—
Saudi Arabia .......................................................................................
2,266
Senegal ...............................................................................................
103
Singapore ...........................................................................................
1,505
South Africa .......................................................................................
3,450
South Korea .......................................................................................
4,831
Spain ..................................................................................................
1,916
Sweden ...............................................................................................
1,659
Switzerland ........................................................................................
2,887
Taiwan ................................................................................................
3,286
Thailand .............................................................................................
1,518
Trinidad and Tobago ..........................................................................
198
Tunisia ................................................................................................
94

See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 729
Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands
Country Exposure
Fair Value
$
Turkey ................................................................................................
3,653
Ukraine ...............................................................................................
388
United Arab Emirates .........................................................................
2,798
United Kingdom .................................................................................
9,424
United States ......................................................................................
154,824
Uruguay ..............................................................................................
533
Uzbekistan ..........................................................................................
733
Venezuela, Bolivarian Republic of ....................................................
119
Zambia ...............................................................................................
318
Total Investments ............................................................................... 304,462

See accompanying notes which are an integral part of the financial statements.
730 Multi-Strategy Income Fund
Russell Investment Company
Multi-Strategy Income Fund
Fair Value of Derivative Instruments — April 30, 2024 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Investments, at fair value* $ 44 $ — $ — $ —
Unrealized appreciation on foreign currency exchange contracts — — 1,356 —
Variation margin on futures contracts** 1,420 — — 423
Credit default swap contracts, at fair value — 130 — —
Total
$ 1,464 $ 130 $ 1,356 $ 423
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts** $ 1,707 $ — $ — $ 3,654
Unrealized depreciation on foreign currency exchange contracts — — 153 —
Options written, at fair value 20 — — —
Total
$ 1,727 $ — $ 153 $ 3,654
Derivatives not accounted for as hedging instruments
Equity
Contracts
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Investments*** $ (841) $ — $ — $ —
Futures contracts (2,608) — — (899)
Options written 372 — — —
Credit default swap contracts — (13 5 ) — —
Foreign currency exchange contracts — — (158) —
Total
$ (3,077) $ (13 5 ) $ (158) $ (899)
Location: Statement of Operations - Net change in unrealized appreciation
(depreciation)
Investments**** $ 449 $ — $ — $ —
Futures contracts (2,172) — — 970
Options written (24 3 ) — — —
Credit default swap contracts — (32) — —
Foreign currency exchange contracts — — 244 —
Total
$ (1,96 6 ) $ (32) $ 244 $ 970
* Fair value of purchased options.
** Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
*** Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.
**** Includes net chan ge in unrealized appreciation (depreciation) on purchased options as reported in the Statement of Operations.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Amounts in thousands
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 731
Russell Investment Company
Multi-Strategy Income Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2024 (Unaudited)
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Options Purchased Contracts Investments, at fair value $ 44 $ — $ 44
Securities on Loan* Investments, at fair value 3,88 9 — 3,88 9
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts 1,35 6 — 1,35 6
Credit Default Swap Contracts Credit default swap contracts, at fair value 130 — 130
Total Financial and Derivative Assets
5,419 — 5,419
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 5,419 $ — $ 5,419
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 831 $ — $ 317 $ 514
Bank of Montreal
64 — 64 —
Bank of New York
106 — — 106
Bank of Nova Scotia
38 — 38 —
Barclays
1,506 — 1,506 —
Brown Brothers Harriman
28 2 — 26
Citigroup
417 — 308 109
Fidelity
62 — 62 —
Goldman Sachs
1,295 — 1,295 —
HSBC
82 — 82 —
Morgan Stanley
55 44 11 —
Royal Bank of Canada
411 — — 411
Standard Chartered
104 — — 104
State Street
169 34 — 135
UBS
43 — — 43
Wells Fargo
208 — 208 —
Total
$ 5,419 $ 80 $ 3,891 $ 1,448

Amounts in thousands
See accompanying notes which are an integral part of the financial statements.
732 Multi-Strategy Income Fund
Russell Investment Company
Multi-Strategy Income Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued
— April 30, 2024 (Unaudited)
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 153 $ — $ 153
Options Written Contracts Options written, at fair value 20 — 20
Total Financial and Derivative Liabilities
17 3 — 17 3
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 173 $ — $ 173
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of New York $ 10 $ — $ — $ 10
Brown Brothers Harriman 2 2 — —
JPMorgan Chase 9 — — 9
Morgan Stanley 107 44 — 63
State Street 45 34 — 11
Total
$ 173 $ 80 $ — $ 93
*      Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Multi-Strategy Income Fund
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 733
Statement of Assets and Liabilities — April 30, 2024 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 290,420
Investments, at fair value(*)(>) ....................................................................................................................................................
304,462
Foreign currency holdings(^) ....................................................................................................................................................... 96 0
Unrealized appreciation on foreign currency exchange contracts ............................................................................................... 1,356
Receivables:
Dividends and interest ...................................................................................................................................................... 1,942
Dividends from affiliated funds ....................................................................................................................................... 64
Investments sold ............................................................................................................................................................... 908
Fund shares sold ............................................................................................................................................................... 215
From broker(a) ................................................................................................................................................................. 16,458
Investments matured (<) ................................................................................................................................................... 291
Prepaid expenses .......................................................................................................................................................................... 2
Credit default swap contracts, at fair value(+) ............................................................................................................................. 130
Total assets ...............................................................................................................................................................
326,7 8 8
Liabilities
Payables:
Due to custodian .............................................................................................................................................................. 2
Due to broker (b)(c) ......................................................................................................................................................... 5,527
Investments purchased ..................................................................................................................................................... 1,55 1
Fund shares redeemed ...................................................................................................................................................... 308
Accrued fees to affiliates .................................................................................................................................................. 147
Other accrued expenses .................................................................................................................................................... 17 1
Variation margin on futures contracts .............................................................................................................................. 3,512
Unrealized depreciation on foreign currency exchange contracts ............................................................................................... 15 3
Options written, at fair value(x) ................................................................................................................................................... 20
Payable upon return of securities loaned ..................................................................................................................................... 4,739
Total liabilities ...........................................................................................................................................................
16,13 0
Net Assets ...............................................................................................................................................................
$ 310,658

Russell Investment Company
Multi-Strategy Income Fund
See accompanying notes which are an integral part of the financial statements.
734 Multi-Strategy Income Fund
Statement of Assets and Liabilities, continued — April 30, 2024 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ (24,155)
Shares of beneficial interest .........................................................................................................................................................
339
Additional paid-in capital ............................................................................................................................................................
334,474
Net Assets ...............................................................................................................................................................
$ 310,658
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) .......................................................................................................................................... $ 9.14
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 9.70
Class A — Net assets ........................................................................................................................................................... $ 3,067,180
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 335,694
Net asset value per share: Class C (#) .......................................................................................................................................... $ 9.01
Class C — Net assets ........................................................................................................................................................... $ 3,189,399
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 353,905
Net asset value per share: Class M (#) ......................................................................................................................................... $ 9.18
Class M — Net assets .......................................................................................................................................................... $ 28,196,851
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 3,073,178
Net asset value per share: Class S   (#) ........................................................................................................................................ $ 9.17
Class S   — Net assets .......................................................................................................................................................... $ 185,724,641
Class S   — Shares outstanding ($.01 par value) ................................................................................................................. 20,251,833
Net asset value per share: Class Y (#) .......................................................................................................................................... $ 9.19
Class Y — Net assets ........................................................................................................................................................... $ 90,479,548
Class Y — Shares outstanding ($.01 par value) ................................................................................................................... 9,841,552
Amounts in thousands
(^)     Foreign currency holdings - cost $ 967
(<)     Investments matured - cost $ 517
(+)     Credit default swap contracts - premiums paid (received) $ 133
(x)     Premiums received on options written $ 133
(*)     Securities on loan included in investments $ 3,889
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 26,257
(a)   Receivable from Broker for Futures $ 16,458
(b)   Due to Broker for Swaps $ 3
(c)   Due to Broker for Options $ 5,524
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Multi-Strategy Income Fund
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 735
Statement of Operations — For the Period Ended April 30, 2024 (Unaudited)
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 2,683
Dividends from affiliated funds ....................................................................................................................................... 454
Interest .............................................................................................................................................................................. 4,391
Securities lending income (net) ....................................................................................................................................... 32
Total investment income ..............................................................................................................................................................
7,560
Expenses
Advisory fees ................................................................................................................................................................... 1,072
Administrative fees .......................................................................................................................................................... 76
Custodian fees .................................................................................................................................................................. 110
Distribution fees - Class A ............................................................................................................................................... 4
Distribution fees - Class C ............................................................................................................................................... 12
Transfer agent fees - Class A ........................................................................................................................................... 3
Transfer agent fees - Class C ........................................................................................................................................... 3
Transfer agent fees - Class M .......................................................................................................................................... 29
Transfer agent fees - Class S   .......................................................................................................................................... 190
Transfer agent fees - Class Y ........................................................................................................................................... 2
Professional fees .............................................................................................................................................................. 52
Registration fees ............................................................................................................................................................... 46
Shareholder servicing fees - Class C ............................................................................................................................... 4
Trustees’ fees .................................................................................................................................................................... 8
Printing fees ..................................................................................................................................................................... 3
Miscellaneous .................................................................................................................................................................. 2 8
Expenses before reductions .............................................................................................................................................. 1,64 2
Expense reductions .......................................................................................................................................................... (48 1 )
Net expenses ................................................................................................................................................................................
1,161
Net investment income (loss) .......................................................................................................................................................
6,399
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 2,559
Investments in affiliated funds ......................................................................................................................................... (2)
Futures contracts .............................................................................................................................................................. (3,507)
Options written ................................................................................................................................................................. 372
Foreign currency exchange contracts ............................................................................................................................... (158)
Credit default swap contracts ........................................................................................................................................... (135)
Foreign currency-related transactions .............................................................................................................................. 6
Net realized gain (loss) ................................................................................................................................................................
(865)
Net change in unrealized appreciation (depreciation) on:
Investments  ..................................................................................................................................................................... 26,635
Investments in affiliated funds ......................................................................................................................................... (1)
Futures contracts .............................................................................................................................................................. (1,202)
Options written ................................................................................................................................................................. (243)
Foreign currency exchange contracts ............................................................................................................................... 244
Credit default swap contracts ........................................................................................................................................... (32)
Investment matured .......................................................................................................................................................... 9
Foreign currency-related transactions .............................................................................................................................. 212
Net change in unrealized appreciation (depreciation) ................................................................................................................. 25,622
Net realized and unrealized gain (loss) ........................................................................................................................................ 24,757
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 31,156

Russell Investment Company
Multi-Strategy Income Fund
See accompanying notes which are an integral part of the financial statements.
736 Multi-Strategy Income Fund
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
April 30, 2024
(Unaudited)
Fiscal Year Ended
October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 6,399 $ 16,152
Net realized gain (loss) ....................................................................................................................... (865) (13,980)
Net change in unrealized appreciation (depreciation) ........................................................................ 25,622 21,783
Net increase (decrease) in net assets from operations .............................................................................. 31,156 23,955
Distributions
To shareholders
Class A .......................................................................................................................................... (73) (176)
Class C .......................................................................................................................................... (62) (151)
Class M ......................................................................................................................................... (729) (1,765)
Class S   ........................................................................................................................................ (4,570) (11,906)
Class Y .......................................................................................................................................... (2,304) (5,880)
Net decrease in net assets from distributions ............................................................................................ (7,738) (19,878)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (40,101) (75,432)
Total Net Increase (Decrease) in Net Assets ........................................................................
(16,683) (71,355)
Net Assets
Beginning of period .................................................................................................................................. 327,341 398,696
End of period .............................................................................................................................................
$ 310,658 $ 327,341

Russell Investment Company
Multi-Strategy Income Fund
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 737
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2024 and October 31, 2023 were as follows:
2024 (Unaudited) 2023
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 24 $ 216 35 $ 314
Proceeds from reinvestment of distributions 8 73 20 176
Payments for shares redeemed (55) (502) (155) (1,375)
Net increase (decrease)
(23) (213) (100) (885)
Class C
Proceeds from shares sold 29 268 33 290
Proceeds from reinvestment of distributions 7 62 17 151
Payments for shares redeemed (38) (341) (100) (879)
Net increase (decrease)
(2) (11) (50) (438)
Class M
Proceeds from shares sold 210 1,938 680 6,140
Proceeds from reinvestment of distributions 79 729 198 1,764
Payments for shares redeemed (548) (5,048) (1,919) (17,015)
Net increase (decrease)
(259) (2,381) (1,041) (9,111)
Class S
Proceeds from shares sold 1,223 11,231 2,821 25,382
Proceeds from reinvestment of distributions 496 4,564 1,339 11,893
Payments for shares redeemed (5,551) (49,591) (8,722) (77,672)
Net increase (decrease)
(3,832) (33,796) (4,562) (40,397)
Class Y
Proceeds from shares sold 76 703 66 600
Proceeds from reinvestment of distributions 250 2,304 660 5,880
Payments for shares redeemed (731) (6,707) (3,451) (31,081)
Net increase (decrease)
(405) (3,700) (2,725) (24,601)
Total increase (decrease)
(4,521) $ (40,101) (8,478) $ (75,432)

See accompanying notes which are an integral part of the financial statements.
738 Multi-Strategy Income Fund
Russell Investment Company
Multi-Strategy Income Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
April 30, 2024* 8.49 .17 .69 .86 (.21) —
October 31, 2023 8.47 .36 .11 .47 (.45) —
October 31, 2022 11.11 .05 (2.0 3 ) ( 1 . 98 ) (.30) (.36)
October 31, 2021 9.39 .03 1.79 1.82 (.10) —
October 31, 2020 10.03 .12 (.51) (.39) (.23) (.02)
October 31, 2019 9.67 .29 .30 .59 (.23) —
Class C
April 30, 2024* 8.38 .13 .68 .81 (.18) —
October 31, 2023 8.37 .29 .11 .40 (.39) —
October 31, 2022 10.9 9 (.02) (2.0 0 ) (2.0 2 ) (.24) (.36)
October 31, 2021 9.33 (.05) 1.77 1.72 (.06) —
October 31, 2020 10.00 .04 (.50) (.46) (.19) (.02)
October 31, 2019 9.64 .21 .30 .51 (.15) —
Class M
April 30, 2024* 8.53 .1 9 .69 .8 8 (.23) —
October 31, 2023 8.51 .39 .11 .50 (.48) —
October 31, 2022 11.1 5 .08 (2.02) (1.94) (.34) (.36)
October 31, 2021 9.40 .08 1.79 1.87 (.12) —
October 31, 2020 10.05 .14 (.52) (.38) (.25) (.02)
October 31, 2019 9.68 .33 .30 .63 (.26) —
Class S
April 30, 2024* 8.53 .18 .6 8 .8 6 (.22) —
October 31, 2023 8.50 .38 .12 .50 (.47) —
October 31, 2022 11.1 5 .07 (2.0 3 ) (1.9 6 ) (.33) (.36)
October 31, 2021 9.41 .06 1.79 1.85 (.11) —
October 31, 2020 10.05 .13 (.51) (.38) (.24) (.02)
October 31, 2019 9.69 .31 .30 .61 (.25) —
Class Y
April 30, 2024* 8.55 .19 .6 8 .8 7 (.23) —
October 31, 2023 8.52 .40 .12 .52 (.49) —
October 31, 2022 11.1 7 .09 (2.0 3 ) (1.9 4 ) (.35) (.36)
October 31, 2021 9.43 .09 1.77 1.86 (.12) —
October 31, 2020 10.06 .15 (.50) (.35) (.26) (.02)
October 31, 2019 9.70 .33 .30 .63 (.27) —

See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 739
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(ǿ)(±)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(ɯ)
%
Ratio of Expenses
to Average
Net Assets,
Net
(Ƃ)(ɯ)
%
Ratio of Net
Investment Income
to Average
Net Assets
(Ƃ)(ɯ)
%
Portfolio
Turnover Rate
(ǿ )
(.21) 9.14 10.14 3,067 1.3 3 1.0 4 3. 7 4 37
(.45) 8.49 5.44 3,050 1.42 1.02 4.01 79
(.66) 8.47 (18. 7 0) 3,893 1.40 1.02 .54 189
(.10) 11.11 19.41 5,074 1.35 1.02 .29 191
(.25) 9.39 (4.04) 4,800 1.37 1.02 1.28 174
(.23) 10.03 6.18 9,939 1.34 1.01 2.95 128
(.18) 9.01 9.64 3,189 2.0 8 1.7 9 2. 99 37
(.39) 8.38 4.61 2,980 2.16 1.77 3.26 79
(.60) 8.37 (19.28) 3,397 2.15 1.77 (.2 5 ) 189
(.06) 10.99 18.45 5,081 2.10 1.77 (.46) 191
(.21) 9.33 (4.71) 5,172 2.12 1.77 .40 174
(.15) 10.00 5.39 7,247 2.09 1.76 2.17 128
(.23) 9.1 8 10.15 28,197 1.0 8 .6 9 4 . 08 37
(.48) 8.53 5.79 28,422 1.16 .67 4.32 79
(.70) 8.51 (18.34) 37,206 1.15 .67 .84 189
(.12) 11.15 19.93 54,260 1.10 .67 .79 191
(.27) 9.40 (3.85) 55,626 1.12 .67 1.48 174
(.26) 10.05 6.58 59,481 1.09 .67 3.30 128
(.22) 9.1 7 10.23 185,725 1.0 8 .7 9 3. 9 8 37
(.47) 8.53 5.81 205,321 1.16 .77 4.24 79
(.69) 8.50 (18. 52 ) 243,62 5 1.15 .77 .74 189
(.11) 11.15 19.74 390,872 1.10 .77 .59 191
(.26) 9.41 (3.83) 565,161 1.12 .77 1.40 174
(.25) 10.05 6.43 707,676 1.09 .76 3.19 128
(.23) 9. 19 10.31 90,480 .88 .5 9 4. 1 8 37
(.49) 8.55 6.01 87,568 .97 .57 4.46 79
(.71) 8.52 (18. 3 2) 110,575 .9 6 .57 .93 189
(.12) 11.17 19.82 159,725 .90 .57 .81 191
(.28) 9.43 (3.57) 189,747 .92 .57 1.60 174
(.27) 10.06 6.63 247,995 .90 .57 3.37 128

Russell Investment Company
Multi-Strategy Income Fund
See accompanying notes which are an integral part of the financial statements.
740 Multi-Strategy Income Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates as of April 30, 2024 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 20 2 4 with underlying f unds which are, or were, an affiliat-
ed company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2024, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 93,309
Administrative fees 12,468
Distribution fees 2,676
Shareholder servicing fees 678
Transfer agent fees 34,730
Trustee fees 2,744
$ 146,605
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 22,948 $ 122,413 $ 123,840 $ (2) $ (1) $ 21,518 $ 454 $ —
U.S. Cash Collateral Fund 2,734 16,673 14,668 — — 4,739 32 —
$ 25,682 $ 139,086 $ 138,508 $ (2) $ (1) $ 26,257 $ 486 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 295,541,249 $ 18,662,397 $ (12,077,408) $ 6,584,989

Multi-Asset Growth Strategy Fund 741
Russell Investment Company
Multi-Asset Growth Strategy Fund
Shareholder Expense Example — April 30, 2024 (Unaudited)
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2023 to April 30, 2024 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account
values and actual expenses. You may use the information in
this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account
during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and
expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2024 $ 1,125.50 $ 1,018.95
Expenses Paid During Period* $ 6.29 $ 5.97
* Expenses are equal to the Fund's annualized expense ratio of 1.19%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2024 $ 1,121.40 $ 1,015.22
Expenses Paid During Period* $ 10.23 $ 9.72
* Expenses are equal to the Fund's annualized expense ratio of 1.94%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2024 $ 1,127.90 $ 1,020.69
Expenses Paid During Period* $ 4.44 $ 4.22
* Expenses are equal to the Fund's annualized expense ratio of 0.84%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

742 Multi-Asset Growth Strategy Fund
Russell Investment Company
Multi-Asset Growth Strategy Fund
Shareholder Expense Example, continued — April 30, 2024 (Unaudited)
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2024 $ 1,126.40 $ 1,020.19
Expenses Paid During Period* $ 4.97 $ 4.72
* Expenses are equal to the Fund's annualized expense ratio of 0.94%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2024 $ 1,127.10 $ 1,021.18
Expenses Paid During Period* $ 3.91 $ 3.72
* Expenses are equal to the Fund's annualized expense ratio of 0.74%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 743
Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 22.3%
Corporate Bonds and Notes - 12.6%
8x8, Inc.
4.000% due 02/01/28 1,167 893
Abu Dhabi Developmenal Holding Co.
5.375% due 05/08/29 313 311
Accolade, Inc.
0.500% due 04/01/26 1,041 909
Affirm Holdings, Inc.
11.521% due 11/15/26 1,491 1,234
Air Transport Services Group, Inc.
3.875% due 08/15/29 (Þ) 348 281
Alarm.com, Inc.
5.284% due 01/15/26 999 909
Alcoa Nederland Holding BV
4.125% due 03/31/29 (Þ) 400 366
Ally Financial, Inc.
Series C
4.700% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 7 Year + 3.481%)(Ê)(ƒ) 100 77
Arbor Realty Trust, Inc.
7.500% due 08/01/25 866 845
Ashland, Inc.
3.375% due 09/01/31 (Þ) 401 333
Ball Corp.
2.875% due 08/15/30 389 325
Bandwidth, Inc.
0.500% due 04/01/28 632 453
Bath & Body Works, Inc.
Series WI
6.875% due 11/01/35 195 194
Berry Global, Inc.
5.650% due 01/15/34 (Þ) 14 14
Series WI
1.650% due 01/15/27 300 271
Blackline, Inc.
5.980% due 03/15/26 (ž) 660 592
Blackstone Mortgage Trust, Inc.
5.500% due 03/15/27 (Ñ) 1,997 1,792
Bridgebio Pharma, Inc.
2.250% due 02/01/29 646 506
Cable One, Inc.
8.568% due 03/15/26 473 408
Cardlytics, Inc.
1.000% due 09/15/25 608 559
CCO Holdings LLC / CCO Holdings
Capital Corp.
4.250% due 02/01/31 (Þ) 425 333
Centene Corp.
2.500% due 03/01/31 453 364
CF Industries, Inc.
5.150% due 03/15/34 28 26
4.950% due 06/01/43 28 24
Cheesecake Factory, Inc. (The)
0.375% due 06/15/26 1,997 1,754
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Chegg, Inc.
4.794% due 09/01/26 1,067 859
Clearway Energy Operating LLC
3.750% due 02/15/31 (Þ) 261 221
3.750% due 01/15/32 (Þ) 120 99
Cleveland-Cliffs, Inc.
4.625% due 03/01/29 (Ñ)(Þ) 225 208
Series WI
7.000% due 03/15/27 72 72
Conduent, Inc.
6.290% due 01/15/27 (ž) 220 186
Cracker Barrel Old Country Store, Inc.
0.625% due 06/15/26 1,606 1,403
Crown Americas LLC / Crown
Americas Capital Corp. V
Series WI
4.250% due 09/30/26 234 224
Cryoport, Inc.
0.750% due 12/01/26 (Þ) 427 369
DCP Midstream Operating, LP
3.250% due 02/15/32 39 33
DigitalOcean Holdings, Inc.
7.705% due 12/01/26 2,413 2,014
EnLink Midstream LLC
5.625% due 01/15/28 (Þ) 80 79
EnLink Midstream Partners, LP
5.600% due 04/01/44 71 62
5.050% due 04/01/45 103 83
5.450% due 06/01/47 72 61
Enphase Energy, Inc.
5.781% due 03/01/26 (ž) 171 154
EQT Corp.
3.625% due 05/15/31 (Þ) 110 95
Etsy, Inc.
0.250% due 06/15/28 509 400
Eventbrite, Inc.
5.000% due 12/01/25 191 186
0.750% due 09/15/26 1,783 1,517
EZCORP, Inc.
2.375% due 05/01/25 1,161 1,135
First Citizens BancShares, Inc.
Series B
9.563% due 12/31/99 (CME Term
SOFR 3 Month + 4.234%)(Ê)(ƒ) 150 151
Five9, Inc.
0.500% due 06/01/25 353 331
Fiverr International, Ltd.
6.653% due 11/01/25 (ž) 1,494 1,356
Ford Motor Credit Co. LLC
4.000% due 11/13/30 200 174
Guardant Health, Inc.
8.822% due 11/15/27 1,042 708
Haemonetics Corp.
5.340% due 03/01/26 696 635
Hanesbrands, Inc.

See accompanying notes which are an integral part of the financial statements.
744 Multi-Asset Growth Strategy Fund
Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.875% due 05/15/26 (Þ) 589 570
Hat Holdings I LLC
0.000% due 05/01/25 (ž)(Þ) 1,566 1,606
HCA, Inc.
2.375% due 07/15/31 306 245
7.500% due 11/15/95 221 237
Huntsman International LLC
2.950% due 06/15/31 279 226
Innoviva, Inc.
2.125% due 03/15/28 1,794 1,565
iQIYI, Inc.
6.500% due 03/15/28 800 772
Iron Mountain, Inc.
5.250% due 07/15/30 (Þ) 109 101
4.500% due 02/15/31 (Þ) 220 194
JetBlue Airways Corp.
0.500% due 04/01/26 2,125 1,837
JOYY, Inc.
1.375% due 06/15/26 795 787
JPMorgan Chase & Co.
Series CC
8.170% due 12/31/99 (CME Term
SOFR 3 Month + 2.842%)(Ê)(ƒ)(Ñ) 200 201
KB Home
4.800% due 11/15/29 44 41
4.000% due 06/15/31 44 38
Kinder Morgan Energy Partners, LP
4.700% due 11/01/42 290 239
LendingTree, Inc.
0.500% due 07/15/25 184 172
Levi Strauss & Co.
3.500% due 03/01/31 (Ñ)(Þ) 561 479
Liberty Mutual Group, Inc.
4.300% due 02/01/61 (Þ) 103 63
LKQ Corp.
Series WI
6.250% due 06/15/33 93 94
Lumentum Holdings, Inc.
0.500% due 06/15/28 2,361 1,787
Marathon Digital Holdings, Inc.
1.000% due 12/01/26 694 570
Marriott Vacations Worldwide Corp.
3.250% due 12/15/27 707 645
Match Group Financeco, Inc.
0.875% due 06/15/26 (Þ) 353 317
Medline Borrower, LP
3.875% due 04/01/29 (Þ) 306 274
6.250% due 04/01/29 (Þ) 28 28
Meritage Homes Corp.
3.875% due 04/15/29 (Þ) 300 272
Mesa Laboratories, Inc.
1.375% due 08/15/25 854 795
MP Materials Corp.
0.250% due 04/01/26 (Þ) 1,824 1,610
NeoGenomics, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.250% due 01/15/28 828 643
New Mountain Finance Corp.
7.500% due 10/15/25 1,893 1,931
NextEra Energy, Inc.
0.906% due 11/15/25 (Ñ)(Þ) 1,451 1,296
Novelis Corp.
4.750% due 01/30/30 (Þ) 197 180
3.875% due 08/15/31 (Þ) 81 69
OI European Group BV
4.750% due 02/15/30 (Þ) 326 298
OneMain Finance Corp.
3.875% due 09/15/28 9 8
4.000% due 09/15/30 285 240
Pebblebrook Hotel Trust
1.750% due 12/15/26 1,604 1,402
PennyMac Corp.
5.500% due 03/15/26 1,857 1,750
Perficient, Inc.
0.125% due 11/15/26 1,997 1,747
Plains All American Pipeline, LP
Series B
9.679% due 12/31/99 (CME Term
SOFR 3 Month + 4.372%)(Ê)(ƒ) 386 382
Post Holdings, Inc.
4.625% due 04/15/30 (Þ) 37 33
4.500% due 09/15/31 (Þ) 246 216
6.250% due 02/15/32 (Þ) 15 15
Range Resources Corp.
4.750% due 02/15/30 (Þ) 232 214
Realogy Group LLC / Realogy Co-
Issuer Corp.
0.250% due 06/15/26 346 282
Redfin Corp.
0.500% due 04/01/27 (Ñ) 433 212
Repay Holdings Corp.
5.840% due 02/01/26 (ž)(Þ) 939 850
RWT Holdings, Inc.
5.750% due 10/01/25 1,592 1,528
Sally Holdings LLC / Sally Capital,
Inc.
6.750% due 03/01/32 170 164
Seagate HDD Cayman
4.091% due 06/01/29 156 142
4.125% due 01/15/31 204 177
Sealed Air Corp.
4.000% due 12/01/27 (Þ) 400 370
5.000% due 04/15/29 (Þ) 100 94
Semtech Corp.
1.625% due 11/01/27 (Ñ) 304 365
Snap, Inc.
0.125% due 03/01/28 2,604 2,032
SoFi Technologies, Inc.
8.124% due 10/15/26 (Þ) 1,838 1,557
SolarEdge Technologies, Inc.
7.214% due 09/15/25 (ž) 951 864
Spotify Technology SA

See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 745
Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.125% due 03/15/26 265 246
Square, Inc.
2.118% due 05/01/26 529 471
Summit Hotel Properties, Inc.
1.500% due 02/15/26 2,544 2,223
Taylor Morrison Communities, Inc.
5.125% due 08/01/30 (Þ) 255 237
TechTarget, Inc.
1.768% due 12/15/26 (ž) 1,703 1,626
Teladoc Health, Inc.
1.250% due 06/01/27 2,127 1,789
Tenet Healthcare Corp.
4.375% due 01/15/30 286 260
TerraForm Power Operating LLC
4.750% due 01/15/30 (Þ) 307 274
Unity Software, Inc.
8.008% due 11/15/26 1,067 908
Upwork, Inc.
0.250% due 08/15/26 1,110 969
Walgreens Boots Alliance, Inc.
4.800% due 11/18/44 75 61
4.100% due 04/15/50 225 158
Wayfair, Inc.
1.000% due 08/15/26 868 771
Western Digital Corp.
3.100% due 02/01/32 427 334
Xerox Corp.
8.875% due 11/30/29 (Þ) 324 309
Xometry, Inc.
1.000% due 02/01/27 255 201
72,251
International Debt - 7.7%
Abu Dhabi Government International
Bond
5.500% due 04/30/54 (Þ) 200 194
Series REGS
1.700% due 03/02/31 (Þ) 873 702
3.125% due 09/30/49 (Þ) 200 131
AerCap Holdings NV
5.875% due 10/10/79 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.535%)(Ê) 150 148
Alpek SAB de CV
Series REGS
3.250% due 02/25/31 (Þ) 251 208
Angola Government International Bond
Series REGS
8.750% due 04/14/32 (Þ) 328 296
Antofagasta PLC
6.250% due 05/02/34 (Þ) 200 199
Ardagh Metal Packaging Finance USA
LLC / Ardagh Metal Packaging
Finance PLC
Series REGS
3.000% due 09/01/29 (Þ) 100 85
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Ardagh Packaging Finance PLC /
Ardagh Holdings USA, Inc.
Series REGS
4.750% due 07/15/27 (Þ) 184 112
Argentine Republic Government
International Bond
4.875% due 07/09/41 (~)(Ê) 1,162 508
AT&T, Inc.
Series B
2.875% due 12/31/99 (EURIBOR
ICE Swap Rate + 3.140%)(Ê)(ƒ) 200 207
Atlantica Sustainable Infrastructure
Jersey, Ltd.
4.000% due 07/15/25 887 853
Azerbaijan Government International
Bond
Series REGS
3.500% due 09/01/32 (Þ) 197 162
Bahrain Government International
Bond
7.750% due 04/18/35 (Þ) 617 627
Banco BTG Pactual SA
Series REGS
2.750% due 01/11/26 (Þ) 200 188
Banco Mercantil del Norte SA
Series REGS
6.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.967%)(Ê)(ƒ)(Þ) 200 198
Barclays Bank PLC
6.278% due 12/29/49 (USD 3 Month
LIBOR + 1.550%)(Ê)(ƒ) 220 216
Benin Government International Bond
7.960% due 02/13/38 (Þ) 209 197
Berry Global, Inc.
Series REGS
1.500% due 01/15/27 (Þ) 370 369
Bilibili, Inc.
0.500% due 12/01/26 (Ñ) 860 826
BNP Paribas SA
Series REGS
4.625% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.340%)(Ê)(ƒ)(Þ) 200 161
Bolivia Government International Bond
Series REGS
4.500% due 03/20/28 (Þ) 119 68
Brazil Government International Bond
6.125% due 03/15/34 405 387
4.750% due 01/14/50 586 412
7.125% due 05/13/54 200 191
British Telecommunications PLC
4.875% due 11/23/81 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.493%)(Ê)(Þ) 200 178
CBB International Sukuk Programme
Co.
6.000% due 02/12/31 (Þ) 200 198
Celanese Holdings LLC

See accompanying notes which are an integral part of the financial statements.
746 Multi-Asset Growth Strategy Fund
Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.625% due 09/10/28 325 298
Cemex SAB de CV
Series REGS
3.875% due 07/11/31 (Þ) 200 174
Chile Government International Bond
4.850% due 01/22/29 462 450
4.950% due 01/05/36 222 206
Colombia Government International
Bond
8.000% due 04/20/33 233 238
8.000% due 11/14/35 200 202
4.125% due 05/15/51 200 116
8.750% due 11/14/53 293 302
Corp. Nacional del Cobre de Chile
6.440% due 01/26/36 (Þ) 311 311
Costa Rica Government International
Bond
7.300% due 11/13/54 (Þ) 298 310
Country Garden Holdings Co., Ltd.
5.625% due 01/14/30 (~)(Ê)(Æ)
(Ø)(Þ) 200 11
Credit Agricole SA
Series REGS
4.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.237%)(Ê)(ƒ)(Þ) 200 170
Crown European Holdings SA
4.750% due 03/15/29 (Þ) 100 108
Series REGS
4.750% due 03/15/29 (Þ) 100 108
Development Bank of Kazakhstan JSC
5.500% due 04/15/27 (Þ) 329 326
DNB Bank ASA
4.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.140%)(Ê)(ƒ)(Þ) 205 202
Dominican Republic Government
International Bond
Series REGS
7.050% due 02/03/31 (Þ) 821 829
Ecuador Government International
Bond
Series REGS
6.900% due 07/31/30 (~)(Ê)(Þ) 193 136
10.236% due 07/31/30 (ž)(Þ) 30 17
5.493% due 07/31/35 (~)(Ê)(Þ) 457 250
Egypt Government International Bond
Series REGS
7.300% due 09/30/33 (Þ) 578 462
8.500% due 01/31/47 (Þ) 200 152
Egyptian Financial Co. for Sovereign
Taskeek (The)
Series REGS
10.875% due 02/28/26 (Þ) 200 207
El Salvador Government International
Bond
Series REGS
8.250% due 04/10/32 (Þ) 150 120
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Enbridge, Inc.
5.500% due 07/15/77 (CME Term
SOFR 3 Month + 3.680%)(Ê) 118 109
Eskom Holdings SOC, Ltd.
4.314% due 07/23/27 (Þ) 200 181
Export-Import Bank of India
Series REGS
2.250% due 01/13/31 (Þ) 116 94
Falabella SA
Series REGS
3.375% due 01/15/32 (Þ) 200 153
First Majestic Silver Corp.
0.375% due 01/15/27 2,254 1,820
FMG Resources (August 2006) Pty.,
Ltd.
4.375% due 04/01/31 (Þ) 306 269
Fresenius Medical Care US Finance
II, Inc.
Series REGS
2.375% due 02/16/31 (Þ) 438 340
Gabon Government International Bond
Series REGS
7.000% due 11/24/31 (Þ) 200 157
Gaci First Investment Co.
4.875% due 02/14/35 (Þ) 200 184
5.375% due 01/29/54 (Þ) 400 338
Ghana Government International Bond
Series REGS
7.875% due 02/11/35 (~)(Æ)(Ê)
(Ø)(Þ) 703 339
Goodyear Europe BV
Series REGS
2.750% due 08/15/28 (Þ) 122 117
Graphic Packaging International LLC
2.625% due 02/01/29 (Þ) 100 99
Series REGS
2.625% due 02/01/29 (Þ) 200 198
Greenko Power II, Ltd.
Series REGS
4.300% due 12/13/28 (Þ) 180 160
Guatemala Government International
Bond
6.600% due 06/13/36 (Þ) 401 392
GUSAP III, LP
Series REGS
4.250% due 01/21/30 (Þ) 200 183
Hazine Mustesarligi Varlik Kiralama
AS
8.509% due 01/14/29 (Þ) 770 810
Hungary Government International
Bond
5.500% due 03/26/36 (Þ) 321 299
Series REGS
6.125% due 05/22/28 (Þ) 204 206
3.125% due 09/21/51 (Þ) 561 332
Indonesia Government International
Bond
4.550% due 01/11/28 210 203

See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 747
Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.550% due 03/31/32 809 706
5.650% due 01/11/53 400 391
ING Groep NV
Series NC10
4.250% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.862%)(Ê)(ƒ) 200 147
IQVIA, Inc.
2.250% due 03/15/29 (Þ) 248 239
Series REGS
2.250% due 03/15/29 (Þ) 276 266
Israel Government International Bond
5.750% due 03/12/54 328 296
Itau Unibanco Holding SA
Series REGS
4.625% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.222%)(Ê)(ƒ)(Þ) 200 188
Ivory Coast Government International
Bond
8.250% due 01/30/37 (Þ) 299 286
Jordan Government International Bond
7.500% due 01/13/29 (Þ) 46 45
Series REGS
7.500% due 01/13/29 (Þ) 326 320
Kenya Government International Bond
9.750% due 02/16/31 (Þ) 202 202
Klabin Austria GmbH
Series REGS
3.200% due 01/12/31 (Þ) 200 163
Lebanon Government International
Bond
Series GMTN
6.600% due 11/27/26 (Æ)(Ø)(Þ) 89 6
Series REGS
6.650% due 11/03/28 (Æ)(Ø)(Þ) 1,578 101
Macquarie Bank, Ltd.
3.052% due 03/03/36 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.700%)(Ê)(Þ) 226 184
Mexico Government International
Bond
5.000% due 05/07/29 200 193
2.659% due 05/24/31 245 199
4.600% due 01/23/46 200 152
Millicom International Cellular SA
Series REGS
4.500% due 04/27/31 (Þ) 200 167
NatWest Group PLC
4.600% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.100%)(Ê)(ƒ) 200 152
Nemak SAB de CV
Series REGS
3.625% due 06/28/31 (Þ) 200 156
Netflix, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
3.625% due 06/15/30 (Þ) 150 159
Network i2i, Ltd.
Series REGS
5.650% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.274%)(Ê)(ƒ)(Þ) 200 198
Nigeria Government International Bond
Series REGS
8.375% due 03/24/29 (Þ) 200 189
7.375% due 09/28/33 (Þ) 521 432
NIO, Inc.
0.500% due 02/01/27 382 351
OCP SA
7.500% due 05/02/54 (Þ) 355 345
Olympus Water US Holding Corp.
Series REGS
5.375% due 10/01/29 (Þ) 110 102
Oman Government International Bond
Series REGS
6.750% due 10/28/27 (Þ) 876 894
Orbia Advance Corp. SAB de CV
Series REGS
2.875% due 05/11/31 (Þ) 200 163
Pakistan Government International
Bond
Series REGS
8.875% due 04/08/51 (Þ) 400 305
Panama Government International
Bond
2.252% due 09/29/32 408 282
4.500% due 04/16/50 400 256
7.875% due 03/01/57 203 199
Paraguay Government International
Bond
5.850% due 08/21/33 (Þ) 200 193
Peruvian Government International
Bond
2.783% due 01/23/31 666 553
Petroleos de Venezuela SA
Series REGS
6.000% due 11/15/26 (Æ)(Ø)(Þ) 529 64
Petroleos del Peru SA
Series REGS
5.625% due 06/19/47 (Þ) 416 255
Petroleos Mexicanos
6.375% due 01/23/45 174 108
Series WI
6.750% due 09/21/47 926 591
Petronas Capital, Ltd.
Series REGS
2.480% due 01/28/32 (Þ) 648 524
3.404% due 04/28/61 (Þ) 400 254
Philippine Government International
Bond
5.170% due 10/13/27 200 199
1.648% due 06/10/31 450 349

See accompanying notes which are an integral part of the financial statements.
748 Multi-Asset Growth Strategy Fund
Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.950% due 01/06/32 300 234
5.000% due 07/17/33 200 193
Qatar Government International Bond
Series REGS
4.500% due 04/23/28 (Þ) 584 572
4.817% due 03/14/49 (Ê)(ƒ)(Þ) 200 177
Republic of Poland Government
International Bond
4.625% due 03/18/29 215 209
4.875% due 10/04/33 203 193
5.125% due 09/18/34 152 146
5.500% due 04/04/53 194 184
5.500% due 03/18/54 358 336
Republic of South Africa Government
International Bond
5.875% due 04/20/32 315 280
5.750% due 09/30/49 (Ê)(ƒ) 441 311
Republic of Turkey Government
International Bond
7.625% due 05/15/34 247 244
Republic of Uzbekistan Government
International Bond
Series REGS
3.900% due 10/19/31 (Þ) 200 159
Romania Government International
Bond
5.875% due 01/30/29 (Þ) 188 184
7.125% due 01/17/33 (Þ) 196 202
6.375% due 01/30/34 (Þ) 232 227
Series REGS
4.000% due 02/14/51 (Þ) 224 150
Sappi Papier Holding GmbH
Series REGS
3.625% due 03/15/28 (Þ) 160 164
Saudi Government International Bond
4.750% due 01/16/30 (Þ) 907 874
Sea, Ltd.
0.250% due 09/15/26 1,650 1,412
Senegal Government International
Bond
Series REGS
6.750% due 03/13/48 (Þ) 200 147
Shimao Group Holdings, Ltd.
4.600% due 07/13/30 (~)(Ê)(Æ)
(Ø)(Þ) 200 7
Silgan Holdings, Inc.
Series WI
2.250% due 06/01/28 500 489
Societe Generale SA
8.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.153%)(Ê)(ƒ)(Þ) 200 190
Southern Co. (The)
1.875% due 09/15/81 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.108%)(Ê) 200 188
SPCM SA
3.375% due 03/15/30 (Þ) 400 344
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
SSR Mining Inc
2.500% due 04/01/39 1,352 1,211
Stora Enso OYJ
7.250% due 04/15/36 (Þ) 200 203
Series REGS
7.250% due 04/15/36 (Þ) 150 152
Summit Digitel Infrastructure Private,
Ltd.
Series REGS
2.875% due 08/12/31 (Þ) 200 162
Suzano Austria GmbH
Series DM3N
3.125% due 01/15/32 200 161
TC Ziraat Bankasi AS
8.994% due 08/02/34 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.327%)(Ê)(Þ) 200 201
Telenet Finance Luxembourg Notes
SARL
5.500% due 03/01/28 (Þ) 200 188
Trinidad & Tobago Government
International Bond
5.950% due 01/14/31 (Þ) 200 197
UBS Group AG
Series REGS
4.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.313%)(Ê)(ƒ)(Þ) 200 160
Ukraine Government International
Bond
Series REGS
9.750% due 11/01/30 (~)(Ê)(Þ) 765 232
7.253% due 03/15/35 (~)(Ê)(Þ) 200 49
UPC Broadband Finco BV
4.875% due 07/15/31 (Þ) 200 174
Uruguay Government International
Bond
5.750% due 10/28/34 506 518
4.975% due 04/20/55 121 106
Venezuela Government International
Bond
Series REGS
9.250% due 05/07/28 (Æ)(Ø)(Þ) 394 75
Vodafone Group PLC
Series NC30
5.125% due 06/04/81 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.073%)(Ê) 25 18
43,856
Non-US Bonds - 2.0%
Alpha Services and Holdings SA
5.500% due 06/11/31 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 5.823%)(Ê)(Þ) EUR 100 105
Arcelik AS
3.000% due 05/27/26 (Þ) EUR 200 206
Australia & New Zealand Banking
Group, Ltd.

See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 749
Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.101% due 02/03/33 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.150%)(Ê)(Þ) EUR 100 109
Aviva PLC
6.875% due 12/31/99 (U.K.
Government Bonds 5 Year Note
Generic Bid Yield + 4.649%)(Ê)
(ƒ)(Þ) GBP 200 232
AXA SA
6.375% due 12/31/99 (EURIBOR
ICE Swap Rate + 3.841%)(Ê)(ƒ)(Þ) EUR 100 109
Banco BPM SpA
2.875% due 06/29/31 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.170%)(Ê)(Þ) EUR 150 153
Bank of Cyprus PCL
2.500% due 06/24/27 (EUR Swap
Annual [versus 6 Month EURIBOR]
1 Year Rate + 2.785%)(Ê)(Þ) EUR 100 101
Bank of Ireland Group PLC
1.375% due 08/11/31 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 1.650%)(Ê)(Þ) EUR 100 100
BAWAG Group AG
5.000% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 4.415%)(Ê)(ƒ)(Þ) EUR 200 203
British Airways Pass-Through Trust
3.750% due 03/25/29 (Þ) EUR 200 209
CaixaBank SA
3.625% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.857%)(Ê)(ƒ)(Þ) EUR 200 174
Canpack SA / Eastern PA Land
Investment Holding LLC
Series REGS
2.375% due 11/01/27 (Þ) EUR 200 197
Cellnex Telecom SA
Series CLNX
0.750% due 11/20/31 (Þ) EUR 400 349
Commerzbank AG
4.250% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 4.387%)(Ê)(ƒ)(Þ) EUR 200 184
Cooperatieve Rabobank UA
3.250% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.702%)(Ê)(ƒ)(Þ) EUR 200 195
3.250% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.702%)(Ê)(ƒ) EUR 200 195
Deutsche Bank AG
4.500% due 04/30/27 (EURIBOR
ICE Swap Rate + 4.552%)(Ê)(Þ) EUR 200 181
Electricite de France SA
6.000% due 12/31/99 (GBP Swap
[versus SONIA] 13 Year Rate +
4.235%)(Ê)(ƒ)(Þ) GBP 200 244
Enel SpA
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 9.5Y
1.875% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.011%)(Ê)(ƒ)(Þ) EUR 200 175
Energias de Portugal SA
Series NC8
1.875% due 03/14/82 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.080%)(Ê)(Þ) EUR 300 275
Eurofins Scientific SE
0.875% due 05/19/31 (Þ) EUR 200 171
3.250% due 12/31/99 (3 Month
EURIBOR + 2.667%)(Ê)(ƒ)(Þ) EUR 100 103
Faurecia SE
2.375% due 06/15/29 (Þ) EUR 100 97
Grifols Escrow Issuer SA
Series REGS
3.875% due 10/15/28 (Þ) EUR 184 155
Ibercaja Banco SA
2.750% due 07/23/30 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.882%)(Ê)(Þ) EUR 100 103
Iliad SA
1.875% due 02/11/28 (Þ) EUR 300 290
Infrastrutture Wireless Italiane SpA
Series GMTN
1.625% due 10/21/28 (Þ) EUR 100 98
Intesa Sanpaolo SpA
4.125% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 4.274%)(Ê)(ƒ)(Þ) EUR 250 227
Koninklijke KPN NV
2.000% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.344%)(Ê)(ƒ)(Þ) EUR 200 209
La Banque Postale SA
3.000% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.121%)(Ê)(ƒ)(Þ) EUR 200 165
Lloyds Banking Group PLC
8.500% due 12/31/99 (U.K.
Government Bonds 5 Year Note
Generic Bid Yield + 5.143%)(Ê)(ƒ) GBP 200 252
Lorca Telecom Bondco SA
4.000% due 09/18/27 (Þ) EUR 300 312
Marks & Spencer PLC
3.250% due 07/10/27 (Þ) GBP 467 557
Matterhorn Telecom SA
Series REGS
4.000% due 11/15/27 (Þ) EUR 209 221
Nexans SA
4.250% due 03/11/30 (Þ) EUR 100 107
Nexi SpA
2.747% due 02/24/28 (ž)(Þ) EUR 100 90
NGG Finance PLC
2.125% due 09/05/82 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.532%)(Ê)(Þ) EUR 100 97

See accompanying notes which are an integral part of the financial statements.
750 Multi-Asset Growth Strategy Fund
Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Nokia OYJ
4.375% due 08/21/31 (Þ) EUR 100 107
Ocado Group PLC
0.750% due 01/18/27 (Þ) GBP 100 95
Orsted A/S
Series GBP
2.500% due 12/09/99 (U.K.
Government Bonds 5 Year Note
Generic Bid Yield + 2.136%)(Ê)
(ƒ) (Þ) GBP 100 89
Pension Insurance Corp. PLC
3.625% due 10/21/32 (Þ) GBP 100 99
Phoenix Group Holdings PLC
5.750% due 12/31/99 (U.K.
Government Bonds 5 Year Note
Generic Bid Yield + 4.169%)(Ê)
(ƒ)(Þ) GBP 200 220
ProGroup AG
5.125% due 04/15/29 (Þ) EUR 143 153
QBE Insurance Group, Ltd.
2.500% due 09/13/38 (U.K.
Government Bonds 5 Year Note
Generic Bid Yield + 2.061%)(Ê)(Þ) GBP 100 106
Rothesay Life PLC
5.000% due 12/31/99 (U.K.
Government Bonds 5 Year Note
Generic Bid Yield + 3.873%)(Ê)
(ƒ)(Þ) GBP 200 188
Smurfit Kappa Treasury ULC
1.000% due 09/22/33 (Þ) EUR 113 95
Solvay SA
2.500% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.977%)(Ê)(ƒ)(Þ) EUR 200 204
TDC Net A/S
Series EMTN
6.500% due 06/01/31 (Þ) EUR 100 113
Telecom Italia SpA
2.375% due 10/12/27 (Þ) EUR 100 98
Telefonica Europe BV
2.376% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
8 Year Rate + 2.616%)(Ê)(ƒ)(Þ) EUR 200 187
TenneT Holding BV
2.374% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.719%)(Ê)(ƒ)(Þ) EUR 100 104
Terna Rete Elettrica Nazionale SpA
2.375% due 12/31/99(~)(Ê)(ƒ)(Þ) EUR 100 98
TMNL Holding BV
Series REGS
3.750% due 01/15/29 (Þ) EUR 200 199
UniCredit SpA
3.875% due 12/31/99 (EURIBOR
ICE Swap Rate + 4.081%)(Ê)(ƒ)(Þ) EUR 200 187
UnipolSai Assicurazioni SpA
3.875% due 03/01/28 (Þ) EUR 200 212
United Group BV
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
5.250% due 02/01/30 (Þ) EUR 200 204
Veolia Environnement SA
2.000% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.081%)(Ê)(ƒ)(Þ) EUR 100 96
Series .
2.500% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.840%)(Ê)(ƒ)(Þ) EUR 100 96
Verallia SA
1.875% due 11/10/31 EUR 200 183
1.875% due 11/10/31 (Þ) EUR 100 92
Vmed O2 UK Financing I PLC
Series REGS
4.500% due 07/15/31 (Þ) GBP 408 421
Volvo Car AB
4.250% due 05/31/28 (Þ) EUR 100 106
VZ Vendor Financing II BV
Series REGS
2.875% due 01/15/29 (Þ) EUR 300 276
Wizz Air Finance Co. BV
1.000% due 01/19/26 (Þ) EUR 100 100
ZF Finance GmbH
2.250% due 05/03/28 (Þ) EUR 200 194
Ziggo Bond Co. BV
Series REGS
3.375% due 02/28/30 (Þ) EUR 100 90
3.375% due 02/28/30 EUR 50 45
11,407
Total Long-Term Investments
(cost $128,492) 127,514
Common Stocks - 64.0%
Consumer Discretionary - 8.4%
Aisin Corp. 17,000 645
Alibaba Group Holding, Ltd. 122,108 1,146
Alibaba Group Holding, Ltd. - ADR 5 , 405 405
Amazon.com, Inc.(Æ) 16,112 2,820
Atkore, Inc. 380 67
Autoliv, Inc. 7,163 858
AutoNation, Inc.(Æ) 1,095 176
AutoZone, Inc.(Æ) 461 1,363
Axon Enterprise, Inc.(Æ) 846 265
Best Buy Co., Inc. 1,796 132
BJ's Wholesale Club Holdings, Inc.(Æ) 2,130 159
Boot Barn Holdings, Inc.(Æ) 1,238 132
Boyd Gaming Corp. 3,957 212
Caesars Entertainment, Inc.(Æ) 2,917 104
Cava Group, Inc.(Æ) 2,456 177
Celestica, Inc.(Æ) 3,535 153
China Tourism Group Duty Free Corp.,
Ltd. Class A
7,798 76
China Tourism Group Duty Free Corp.,
Ltd. Class H(Þ)
11,800 104
Chow Tai Fook Jewellery Group, Ltd. 50,400 69
Cie Financiere Richemont SA Class A 11,480 1,589

See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 751
Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Comcast Corp. Class A 10,386 396
Costco Wholesale Corp. 606 438
Curtiss-Wright Corp. 701 178
Davide Campari-Milano NV 43,936 441
Diageo PLC 26,568 916
DiDi Global, Inc. - ADR(Æ) 15,542 77
Dollar General Corp. 569 79
DR Horton, Inc. 1,652 235
Duolingo, Inc.(Æ) 274 62
E-MART, Inc. 2,959 136
Ferrari NV 627 259
FirstCash Holdings, Inc. 3,820 432
Freshpet, Inc.(Æ) 1,048 111
Games Workshop Group PLC 1,909 236
Garmin, Ltd. 1,216 176
Geely Automobile Holdings, Ltd. 286,496 346
General Motors Co. 3,615 161
Genuine Parts Co. 764 120
Gildan Activewear, Inc. Class A 23,377 810
Grand Canyon Education, Inc.(Æ) 1,352 176
H World Group, Ltd. - ADR 5,059 186
Home Depot, Inc. (The) 1,401 468
Honda Motor Co., Ltd. 63,700 724
Howden Joinery Group PLC 18,600 202
Hugo Boss AG 3,667 197
Hyundai Department Store Co., Ltd. 8,102 306
Hyundai Motor Co. 1,125 202
Industria de Diseno Textil SA 19,220 873
InterContinental Hotels Group PLC 8,638 842
JD.com, Inc. - ADR 12 , 645 365
JD.com, Inc. Class A 40,550 588
Kia Corp. 618 52
Komeri Co., Ltd. 9,000 217
K's Holdings Corp. 12,100 116
Kuaishou Technology(Æ)(Þ) 85,900 606
Kura Sushi USA, Inc. Class A(Æ) 587 65
Kyocera Corp. 45,300 551
Lennar Corp. Class A 1,563 237
Li Auto, Inc. - ADR(Æ) 8,905 234
Li Auto, Inc. Class A(Æ) 5,500 73
Li Ning Co., Ltd. 76,000 200
Lojas Renner SA(Æ) 56,332 166
LVMH Moet Hennessy Louis Vuitton
SE - ADR
2,712 2,183
Mahindra & Mahindra, Ltd. 37,780 971
Makita Corp. 24,100 695
McDonald's Corp. 2,928 799
MercadoLibre, Inc.(Æ) 203 296
Michelin (CGDE) 26,780 1,029
Moncler SpA 10,751 734
Mr Price Group, Ltd. 8,055 74
Murata Manufacturing Co., Ltd. 31,900 580
Netflix, Inc. Class B(Æ) 1,074 591
New Oriental Education & Technology
Group, Inc. - ADR(Æ)
8,621 665
Next PLC 7,750 869
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Nidec Corp. 22,600 1,061
Nike, Inc. Class B 9,533 880
nVent Electric PLC 1,904 137
NVR, Inc.(Æ) 30 223
Omnicom Group, Inc. 1,814 168
Omron Corp. 7,500 258
Oriental Holdings BHD 49,867 71
Overstock.com, Inc.(Æ) 11,122 224
PDD Holdings, Inc. - ADR(Æ) 1,175 147
Potbelly Corp.(Æ) 3,913 40
PulteGroup, Inc. 1,764 197
Ross Stores, Inc. 1,178 153
Sands China, Ltd.(Æ) 72,018 171
Seria Co., Ltd. 8,700 148
SJM Holdings, Ltd.(Æ) 380,000 140
Spectris PLC 23,097 952
Stride, Inc.(Æ) 1,898 127
Subaru Corp. 3,100 69
Sumitomo Electric Industries, Ltd. 23,800 367
Tencent Holdings, Ltd. 61,266 2,694
Tencent Holdings, Ltd. - ADR(Ñ) 16,288 713
TJX Cos., Inc. (The) 11,392 1,072
Toyoda Gosei Co., Ltd. 8,900 172
Toyota Industries Corp. 4,500 425
Tractor Supply Co. 732 200
Transcat, Inc.(Æ) 516 55
United Arrows, Ltd. 5,300 61
Universal Music Group NV 29,606 870
Universal Technical Institute, Inc.(Æ) 9,411 143
VirTra, Inc.(Æ) 5,601 88
Walmart, Inc. 5,553 330
Weichai Power Co., Ltd. Class A 247,700 595
Wingstop, Inc. 284 109
Wolters Kluwer NV 1,262 189
Wuliangye Yibin Co., Ltd. Class A 9,350 193
Xebio Holdings Co., Ltd. 12,800 82
Yamaha Corp. 31,900 673
Yum China Holdings, Inc. 1,765 64
Zalando SE(Æ)(Þ) 25,367 666
48,320
Consumer Staples - 3.1%
Adecoagro SA 46,663 506
Albertsons Cos. LLC / Safeway, Inc.
/ New Albertsons, LP / Albertson's
LLC Class A
6,865 140
Altria Group, Inc. 2,753 121
Archer-Daniels-Midland Co. 3,142 184
Astarta Holding PLC 17,362 117
Barry Callebaut AG 62 100
Beiersdorf AG 1,101 165
BIM Birlesik Magazalar AS 25,839 309
British American Tobacco PLC 4,731 139
Campbell Soup Co. 3,019 138
Carrefour SA 17,779 299

See accompanying notes which are an integral part of the financial statements.
752 Multi-Asset Growth Strategy Fund
Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Casey's General Stores, Inc. 567 181
Celsius Holdings, Inc.(Æ) 1,807 129
Chocoladefabriken Lindt & Spruengli
AG
16 289
Church & Dwight Co., Inc. 1,714 185
CK Hutchison Holdings, Ltd. Class B 155,000 753
Clorox Co. (The) 928 137
Coca-Cola Co. (The) 4,819 298
Coca-Cola HBC AG - ADR(Æ) 5,712 185
Colgate-Palmolive Co. 1,771 163
Conagra Brands, Inc. 4,314 133
CP ALL PCL 422,100 653
CVS Health Corp. 3,880 263
Dino Polska SA(Æ)(Þ) 4,502 432
elf Beauty, Inc.(Æ) 1,250 203
First Pacific Co., Ltd. 426,000 199
First Resources, Ltd. 245,797 253
Flowers Foods, Inc. 4,941 123
General Mills, Inc. 2,005 141
Genting Plantations Bhd 48,600 62
Golden Agri-Resources, Ltd. 3,905,400 785
GS Holdings Corp. 4,583 148
Haleon PLC 215,870 912
Henkel AG & Co. KGaA 2,776 199
Hershey Co. (The) 760 147
Imperial Tobacco Group PLC 5,617 128
Ingredion, Inc. 1,420 163
Jeronimo Martins SGPS SA 6,163 127
JM Smucker Co. (The) 1,080 124
Kao Corp. 21,500 887
Kato Sangyo Co., Ltd. 2,400 70
Kellanova 1,879 109
Kimberly-Clark Corp. 1,603 219
Kirin Holdings Co., Ltd. 66,300 966
Koninklijke Ahold Delhaize NV 4,689 142
Kraft Heinz Co. (The) 3,366 130
Kroger Co. (The) 6,225 345
Lenta International Co. PJSC -
GDR(Æ)(Š)(Þ)
105,913 —
L'Oreal SA 733 342
Mondelez International, Inc. Class A 2,470 178
Monster Beverage Corp.(Æ) 2,631 141
Morinaga Milk Industry Co., Ltd. 17,652 345
Nomad Foods, Ltd. 61,341 1,108
PepsiCo, Inc. 6,504 1,144
Philip Morris International, Inc. 2,238 212
Procter & Gamble Co. (The) 3,823 624
Raia Drogasil SA 38,717 191
Reynolds Consumer Products, Inc. 5,358 153
Sysco Corp. 2,158 160
Tyson Foods, Inc. Class A 1,788 108
Unilever PLC 6,036 312
Walgreens Boots Alliance, Inc. 7,017 124
WH Group, Ltd.(Þ) 165,000 120
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
17,863
Energy - 1.9%
AltaGas, Ltd. - ADR 5,744 126
Baker Hughes Co. 21,119 689
Cenovus Energy, Inc. 49,128 1,009
Chevron Corp. 2,185 352
Eaton Corp. PLC 787 251
Exxon Mobil Corp. 4,600 544
Fission Uranium Corp.(Æ) 171,116 134
Gazprom PJSC(Š) 332,583 —
Japan Petroleum Exploration Co., Ltd. 3,800 160
Kinder Morgan, Inc. 18,100 331
Lukoil PJSC(Š) 8,302 —
NAC Kazatomprom JSC - GDR(Þ) 19,081 768
OX2 Group AB(Æ) 37,582 136
Petroleo Brasileiro SA - ADR 46,148 783
Phillips 66 1,281 183
Range Resources Corp. 19,746 709
Reliance Industries, Ltd. 18,435 646
Saudi Arabian Oil Co.(Þ) 34,825 280
Schneider Electric SE 2,244 511
Shell PLC 6,719 239
Sinopec Engineering Group Co., Ltd.
Class H
125,000 80
Southwestern Energy Co.(Æ) 129,919 973
Targa Resources Corp. 3,381 386
Teck Resources, Ltd. Class B 17,772 874
TotalEnergies SE 3,977 289
Tullow Oil PLC(Æ) 213,313 97
Weatherford International PLC(Æ) 1,486 184
YPF SA - ADR(Æ) 7,921 174
10,908
Financial Services - 15.5%
ABN AMRO Bank NV(Þ) 22,226 356
Absa Group, Ltd. 24,040 186
Advance Residence Investment Corp.
(ö)
38 82
Aedifica SA(ö) 3,693 236
Aflac, Inc. 3,357 281
AIA Group, Ltd. 107,200 786
Air Lease Corp. Class A 17,221 865
Akbank TAS 243,769 448
Allianz SE 1,398 397
Alpha Services and Holdings SA(Æ) 196,222 332
Amadeus IT Group SA Class A 5,749 365
American Express Co. 884 207
American Homes 4 Rent Class A(ö) 12,301 440
American Tower Corp.(ö) 572 98
Americold Realty Trust, Inc.(ö) 17,463 384
Arch Capital Group, Ltd.(Æ) 2,981 279
ARGAN SA(ö) 1,319 104
Assicurazioni Generali SpA 6,918 169
Assurant, Inc. 935 163

See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 753
Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
AvalonBay Communities, Inc.(ö) 909 172
Axis Capital Holdings, Ltd. 4,166 255
Baloise Holding AG 879 133
Banco Bradesco SA - ADR 140,690 380
Bank Central Asia Tbk PT 1,201,922 720
Bank Mandiri Persero Tbk PT 2,375,492 1,003
Bank of America Corp. 21,151 783
Bank of Ireland Group PLC 49,394 526
Bank of New York Mellon Corp. (The) 3,102 175
Bank Rakyat Indonesia Persero Tbk PT 1,019,664 307
BDO Unibank, Inc. 262,113 673
Berkshire Hathaway, Inc. Class B(Æ) 1,942 770
BGC Group, Inc. Class A 157,116 1,230
Big Yellow Group PLC(ö) 10,673 144
BlackRock, Inc. Class A 207 156
BNP Paribas SA 6,005 429
Boardwalk Real Estate Investment
Trust(ö)
15,224 784
Brixmor Property Group, Inc.(ö) 34,866 771
Brown & Brown, Inc. 1,996 163
Camden Property Trust(ö) 3,791 378
CapitaLand Integrated Commercial
Trust Class A(ö)
199,100 285
Catena AB 5,089 224
Charles Schwab Corp. (The) 11,975 886
Charter Hall Group - ADR(ö) 26,764 206
China Construction Bank Corp. Class
H
471,694 306
China International Capital Corp., Ltd.
Class H(Þ)
52,000 62
China Merchants Shekou Industrial
Zone Holdings Co., Ltd. Class A
73,300 85
China Resources Land, Ltd. 94,000 337
Chubb, Ltd. 1,269 316
Citigroup, Inc. 8,335 511
Clarivate PLC(Æ) 17,790 120
CME Group, Inc. Class A 8,805 1,846
Commerce Bancshares, Inc. 2,528 138
Country Garden Services Holdings
Co., Ltd.
301,000 203
Cresud SA - ADR 5,544 53
Crown Castle, Inc.(ö) 5,616 527
Dai-ichi Life Holdings, Inc. 18,600 429
Daiwa Office Investment Corp.(ö) 21 77
Derwent London PLC(ö) 2,444 63
Digital Core REIT Management Pte,
Ltd.(ö)
201,600 122
Digital Realty Trust, Inc.(ö) 13,738 1,907
Dime Community Bancshares, Inc. 15,548 283
DNB Bank ASA 7,554 132
Equinix, Inc.(ö) 1,695 1,205
Equities AB 26,113 708
Equity Commonwealth(ö) 46,946 879
Essex Property Trust, Inc.(ö) 3,294 811
Etalon Group PLC - GDR(Æ)(Š)(Þ) 185,343 —
Eurobank Ergasias SA(Æ) 91,049 195
Eurocommercial Properties NV(ö) 3,203 73
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Extra Space Storage, Inc.(ö) 7,327 984
EZCORP, Inc. Class A(Æ) 35,022 385
Fastighets AB Balder Class B(Æ) 41,661 266
Federal Agricultural Mortgage Corp.
Class C
1,387 258
Fidelis Insurance Holdings, Ltd.(Ñ) 39,023 725
Fidelity National Financial, Inc. 3,312 164
FinecoBank Banca Fineco SpA 7,260 111
First American Financial Corp. 2,298 123
FirstRand, Ltd. 29,311 101
Frasers Centrepoint Trust(ö) 161,000 256
FTAI Aviation, Ltd. 5,113 359
Globe Life Inc. 1,420 108
GLP J-REIT(ö) 244 198
Goodman Group(ö) 40,614 821
GPT Group (The)(ö) 93,110 253
Grainger PLC 63,116 201
Grupo Financiero Banorte SAB de CV
Class O
33,087 327
Grupo Financiero Galicia SA -
ADR(Æ)(Ñ)
2,525 82
Hachijuni Bank, Ltd. (The) 43,900 292
Halyk Savings Bank of Kazakhstan
JSC - GDR(Þ)
18,386 342
Hana Financial Group, Inc. 8,425 355
Hankook Technology Group Co., Ltd. 18,367 213
Hannover Rueck SE 709 176
Hanover Insurance Group, Inc. (The) 1,181 153
Hartford Financial Services Group, Inc. 2,282 221
HDFC Bank, Ltd. 63,575 1,158
HDFC Bank, Ltd. - ADR 8,903 513
Healthcare Realty Trust, Inc.(ö) 33,737 480
Healthpeak Properties, Inc.(ö) 6,670 124
Helvetia Holding AG 1,068 139
Highwoods Properties, Inc.(ö) 8,475 222
Hirogin Holdings, Inc. 40,200 289
Hokuhoku Financial Group, Inc. 19,600 240
Host Hotels & Resorts, Inc.(ö) 20,439 386
HSBC Holdings PLC 62,809 544
ICICI Bank, Ltd. 23,663 326
ICICI Bank, Ltd. - ADR 56 , 528 1,556
Industrial & Commercial Bank of
China, Ltd. Class H
617,000 332
Ingenia Communities Group(ö) 98,067 292
Intercontinental Exchange, Inc. 1,321 170
Invincible Investment Corp.(ö) 647 290
Invitation Homes, Inc.(ö) 44,729 1,530
Iron Mountain, Inc.(ö) 9,088 704
Itau Unibanco Holding SA - ADR 34,206 207
Japan Retail Fund Investment Corp.(ö) 301 182
JPMorgan Chase & Co. 4,224 810
Kasikornbank PCL 115,700 407
KB Financial Group, Inc. 11,213 608
KE Holdings, Inc. - ADR 40,881 618
Kemper Corp. 19,672 1,147
Kenedix Office Investment Corp. Class
A(ö)
179 177

See accompanying notes which are an integral part of the financial statements.
754 Multi-Asset Growth Strategy Fund
Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Kimco Realty Corp.(ö) 25,052 467
Klepierre SA - GDR(ö) 11,407 307
Korean Reinsurance Co. 27,961 165
Land Securities Group PLC(ö) 21,429 173
LEG Immobilien SE 4,770 407
Link REIT(ö) 43,400 187
LiveRamp Holdings, Inc.(Æ) 24,307 780
London Stock Exchange Group PLC 6,423 708
LondonMetric Property PLC(ö) 85,206 209
Longfor Group Holdings, Ltd.(Þ) 455,000 683
LSR Group PJSC(Š) 33,861 —
LX Holdings Corp. 1,012 5
M&T Bank Corp. 887 128
Macrotech Developers, Ltd.(Þ) 4,737 70
Mandatum OYJ(Æ) 3,103 14
Marsh & McLennan Cos., Inc. 3,603 719
MasterCard, Inc. Class A 6,142 2,771
Mebuki Financial Group, Inc. 54,900 194
Mercury General Corp. 2,429 127
MGIC Investment Corp. 8,222 167
Mitsubishi Estate Co., Ltd. 38,099 699
Mitsui Fudosan Co., Ltd. 86,100 875
Mitsui Fudosan Logistics Park, Inc.(ö) 65 186
Morgan Stanley 1,729 157
Moscow Exchange MICEX-RTS
PJSC(Š)
182,429 —
Muenchener Rueckversicherungs-
Gesellschaft AG
538 236
National Bank Holdings Corp. Class A 11,918 390
National Bank of Greece SA(Æ) 15,323 123
National Storage REIT(ö) 132,414 184
NatWest Group PLC 178,487 672
Nippon Prologis REIT, Inc.(ö) 102 176
Nishi-Nippon Financial Holdings, Inc. 30,300 381
Nomura Real Estate Master Fund, Inc.
(ö)
81 77
North Pacific Bank, Ltd. 66,500 191
Northern Trust Corp. 1,397 115
Old Republic International Corp. 5,205 155
Pagseguro Digital, Ltd. Class A(Æ) 10,350 129
Parkway Life Real Estate Investment
Trust(ö)
84,700 223
Perella Weinberg Partners 25,960 387
Ping An Insurance Group Co. of China,
Ltd. Class H
146,767 669
Piraeus Financial Holdings SA(Æ) 21,630 87
PNC Financial Services Group, Inc.
(The)
841 129
Popular, Inc. 7,532 640
Primerica, Inc. 707 150
Progressive Corp. (The) 1,600 333
Prologis, LP(ö) 19,433 1,983
Public Storage(ö) 2,462 639
Raymond James Financial, Inc. 1,214 148
Realty Income Corp.(ö) 25,162 1,347
RELX PLC 4,688 193
Resona Holdings, Inc. 88,100 557
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Ringkjoebing Landbobank A/S 1,318 221
Safestore Holdings PLC(ö) 29,966 289
Sampo OYJ Class A 3,103 126
Samsung Fire & Marine Insurance Co.,
Ltd.
963 215
Saudi National Bank (The) 19,121 191
Sberbank of Russia PJSC(Š) 334,627 —
Segro PLC(ö) 72,240 758
SGS SA 1,745 154
Simon Property Group, Inc.(ö) 10,965 1,541
Skyward Specialty Insurance Group,
Inc.(Æ)
2,133 74
SM Prime Holdings, Inc. 289,546 140
Sprott, Inc. 3,603 141
Stockland(ö) 129,614 371
Sumitomo Mitsui Financial Group, Inc. 18,200 1,033
Sumitomo Mitsui Trust Holdings, Inc. 42,300 889
Sumitomo Realty & Development Co.,
Ltd.
18,100 629
Sun Communities, Inc.(ö) 6,216 692
Sun Hung Kai Properties, Ltd. 58,500 541
Swiss Life Holding AG 240 162
Swiss Re AG 5,296 572
Swissquote Group Holding SA 747 202
T Rowe Price Group, Inc. 1,150 126
TAG Immobilien AG(Æ) 11,753 168
Talanx AG 2,289 173
Travelers Cos., Inc. (The) 955 203
Turkiye Garanti Bankasi AS 134,287 342
UDR, Inc.(ö) 20,055 764
Unibail-Rodamco-Westfield(ö) 4,691 392
UNITE Group PLC (The)(ö) 7,835 91
United Urban Investment Corp.(ö) 252 242
Unum Group 3,348 170
VGP NV 471 51
VICI Properties, Inc.(ö) 30,424 869
Visa, Inc. Class A 2,331 626
Vonovia SE 12,283 355
VTB Bank PJSC(Æ)(Š) 294,650,000 —
Warehouses De Pauw CVA(ö) 7,402 196
Welltower, Inc.(ö) 23,783 2,266
Weyerhaeuser Co.(ö) 7,780 235
Willis Towers Watson PLC 570 143
WR Berkley Corp. 2,116 163
Yellow Cake PLC(Æ)(Þ) 45,714 367
Yoma Strategic Holdings, Ltd.(Æ) 978,808 36
Yuanta Financial Holding Co., Ltd. 655,690 616
Zurich Insurance Group AG 692 333
88,424
Health Care - 6.2%
Abbott Laboratories 2,502 265
AbbVie, Inc. 2,912 474
ADMA Biologics, Inc.(Æ) 28,119 183
Alcon, Inc. 4,232 325
Alphatec Holdings, Inc.(Æ) 4,894 62

See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 755
Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Amgen, Inc. 1,329 364
Ardelyx, Inc.(Æ)(Ñ) 21,034 135
Astellas Pharma, Inc. 22,200 213
AstraZeneca PLC 10,029 1,510
Aurobindo Pharma, Ltd. 29,487 404
Bangkok Dusit Medical Services PCL 812,400 634
Becton Dickinson & Co. 2,547 598
BioLife Solutions, Inc.(Æ) 3,940 69
Blueprint Medicines Corp.(Æ) 560 51
Boston Scientific Corp.(Æ) 2,952 212
BridgeBio Pharma, Inc.(Æ) 2,864 73
Bristol-Myers Squibb Co. 6,161 271
Cencora, Inc. Class A 832 199
Centene Corp.(Æ) 2,655 194
Chemed Corp. 250 142
ChemoMetec A/S 3,364 142
Cigna Group (The) 1,311 468
Cooper Cos, Inc. (The)(Æ) 5,924 528
Crinetics Pharmaceuticals, Inc.(Æ) 1,370 60
Danaher Corp. 4,054 1,000
Dr Reddy's Laboratories, Ltd. 1,055 78
Elevance Health, Inc. 918 485
Eli Lilly & Co. 1,237 966
Encompass Health Corp. 2,456 205
Enovis Corp. Class W(Æ) 19,387 1,071
EssilorLuxottica SA 727 155
Euroapi SA(Æ) 50,477 158
Eurofins Scientific SE 7,026 431
Gilead Sciences, Inc. 3,331 217
GSK Finance No. 3 PLC 9,762 202
H.U. Group Holdings, Inc. 5,100 77
Halozyme Therapeutics, Inc.(Æ) 9,978 380
HCA Healthcare, Inc. 573 178
Henry Schein, Inc.(Æ) 1,648 114
Humana, Inc. 295 89
Innovent Biologics, Inc.(Æ)(Þ) 122,500 591
Innoviva, Inc.(Æ) 26,316 398
Intra-Cellular Therapies, Inc. Class
A(Æ)
1,552 111
iRadimed Corp. 1,299 53
Japan Lifeline Co., Ltd. 20,800 152
Johnson & Johnson 9,673 1,399
Kyorin Pharmaceutical Co., Ltd. 37,000 431
Laboratory Corp. of America Holdings 573 115
Lifco AB Class B 11,582 282
Ligand Pharmaceuticals, Inc. Class
B(Æ)
1,207 84
McKesson Corp. 368 198
Medipal Holdings Corp. 5,000 78
Medtronic PLC 9,827 789
Merck & Co., Inc. 4,223 546
Merck KGaA 730 116
Molina Healthcare, Inc.(Æ) 568 194
Natera, Inc.(Æ) 1,736 161
Nippon Shinyaku Co., Ltd. 8,100 224
Novartis AG 3,825 369
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Novo Nordisk A/S Class B 31,562 4,056
Pennant Group, Inc. (The)(Æ) 5,609 117
Pfizer, Inc. 9,564 245
Qiagen NV(Æ) 5,891 246
Quest Diagnostics, Inc. 933 129
RadNet, Inc.(Æ) 6,448 313
Recordati SpA 3,154 168
Regeneron Pharmaceuticals, Inc.(Æ) 188 167
Roche Holding AG 2,145 523
RxSight, Inc.(Æ) 4,452 232
Samsung Biologics Co., Ltd.(Æ)(Þ) 226 127
Sandoz Group AG(Æ) 765 26
Sanofi SA - ADR 10,690 1,054
Sartorius Stedim Biotech 1,682 363
Sawai Group Holdings Co., Ltd. 8,100 302
Shenzhen Mindray Bio-Medical
Electronics Co., Ltd. Class A
13,649 572
Siemens Healthineers AG(Þ) 13,143 731
Sinopharm Group Co., Ltd. Class H 20,400 51
Solventum Corp.(Æ) 593 39
SpringWorks Therapeutics, Inc.(Æ) 1,123 52
Straumann Holding AG 2,662 356
Stryker Corp. 558 188
Suzuken Co., Ltd. 10,900 321
Tarsus Pharmaceuticals, Inc.(Æ) 1,616 51
Tenet Healthcare Corp.(Æ) 7,459 838
Thermo Fisher Scientific, Inc. 450 256
Toho Holdings Co., Ltd. 8,800 211
TransMedics Group, Inc.(Æ) 792 75
UCB SA 1,830 243
UFP Technologies, Inc.(Æ) 511 105
United Therapeutics Corp.(Æ) 498 117
UnitedHealth Group, Inc. 3,479 1,683
Universal Health Services, Inc. Class B 1,003 171
Vaxcyte, Inc.(Æ) 1,301 79
Vertex Pharmaceuticals, Inc.(Æ) 443 174
Viking Therapeutics, Inc.(Æ) 1,564 124
West Pharmaceutical Services, Inc. 1,149 411
Zoetis, Inc. Class A 5,859 933
35,522
Materials and Processing - 6.6%
AddTech AB Class B 17,298 363
Advanced Drainage Systems, Inc. 322 51
Air Liquide SA Class A 1,320 258
Air Products & Chemicals, Inc. 435 103
Aluminum Corp. of China, Ltd. Class A 230 , 3 00 236
Aluminum Corp. of China, Ltd. Class
H
480 , 0 00 321
Amcor PLC 12,264 110
Anglo American Platinum, Ltd. 19,328 672
Anglo American PLC 27,254 889
Anglogold Ashanti PLC 27,562 634
AptarGroup, Inc. 1,287 186
ArcelorMittal SA 27,958 699

See accompanying notes which are an integral part of the financial statements.
756 Multi-Asset Growth Strategy Fund
Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Aris Mining Corp.(Æ) 68,109 276
Artemis Gold, Inc.(Æ) 58,605 382
Asahi Kasei Corp. 74,000 516
Ashland, Inc. 5,254 501
Atlas Arteria, Ltd. 126,740 425
AZEK Co., Inc. (The)(Æ) 3,462 158
Babcock International Group PLC 86,132 545
Barrick Gold Corp. 27,625 460
Bear Creek Mining Corp.(Æ) 109,903 28
Beijing Oriental Yuhong Waterproof
Technology Co., Ltd. Class A
42,900 87
Carrier Global Corp. 12,696 781
CCR SA 45,583 108
Cemex SAB de CV - ADR(Æ) 39,419 312
Copart, Inc.(Æ) 5,344 290
Daikin Industries, Ltd. 2,100 285
Dundee Corp. Class A(Æ) 33,422 33
DuPont de Nemours, Inc. 2,069 150
Eagle Materials, Inc. 213 53
Ecolab, Inc. 819 185
EMS-Chemie Holding AG 200 160
Equinox Gold Corp.(Æ) 134,961 730
ERO Copper Corp.(Æ)(Ñ) 35,689 728
Fastenal Co. 2,423 165
Ferguson PLC 909 191
First Quantum Minerals, Ltd. 25,207 320
Freeport-McMoRan, Inc. 12,298 614
Fresnillo PLC 19,267 134
Gabriel Resources, Ltd.(Æ) 802,802 10
Ganfeng Lithium Group Co., Ltd. Class
H(Þ)
23,400 68
Geberit AG 1,314 702
Gerdau SA - ADR 25,038 87
Givaudan SA 57 244
Gold Fields, Ltd. - ADR 36 , 229 587
Graphic Packaging Holding Co. 6,845 177
Griffon Corp. 1,132 74
Harmony Gold Mining Co., Ltd.
- ADR(Ñ)
39,332 337
Holcim AG(Æ) 3,224 270
Impala Platinum Holdings, Ltd. 215,663 982
International Paper Co. 3,150 110
International Tower Hill Mines, Ltd.
(Æ)(Ñ)
104,920 66
Ivanhoe Mines, Ltd. Class A(Æ) 40,450 548
K+S AG 31,907 477
Knife River Corp.(Æ) 1,526 119
Kuraray Co., Ltd. 20,600 227
Linde PLC 3,459 1,525
Lintec Corp. 13,600 270
LKQ Corp. 2,576 111
Lotte Chemical Corp. 2,810 218
Luks Group Vietnam Holdings Co.,
Ltd.
224,000 24
LyondellBasell Industries NV Class A 1,791 179
MHP SE - GDR(Æ)(Þ) 69,777 230
Modine Manufacturing Co.(Æ) 3,012 279
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Mondi PLC 7,834 149
NewMarket Corp. 291 153
Newmont Corp. 42 , 477 1,720
Nippon Shokubai Co., Ltd. 34,700 329
Northern Dynasty Minerals, Ltd.(Æ)
(Ñ)
302,827 92
NovaGold Resources, Inc.(Æ) 92,375 268
Novozymes A/S Class B 24,815 1,377
Nucor Corp. 952 160
Oji Holdings Corp. 46,600 184
Pack Corp. (The) 3,000 70
Packaging Corp. of America 1,081 187
Pan American Silver Corp. 10,422 192
Perpetua Resources Corp.(Æ)(Ñ) 31,042 169
Polyus PJSC(Æ)(Š) 4,869 —
PPG Industries, Inc. 1,131 146
Promotora y Operadora de
Infraestructura SAB de CV
14,183 142
Rayonier Advanced Materials, Inc.(Æ) 132,308 494
Reliance Steel & Aluminum Co. 914 260
Rengo Co., Ltd. 14,900 112
Rio Tinto PLC 2,990 204
Royal Gold, Inc. 6,618 795
RPM International, Inc. 1,488 159
Sandstorm Gold, Ltd. 15,008 82
Seabridge Gold, Inc.(Æ) 37,479 562
Sherwin-Williams Co. (The) 3,419 1,024
Shin-Etsu Chemical Co., Ltd. 19,400 756
Siemens AG 1,182 222
Sociedad Quimica y Minera de Chile
SA - ADR(Ñ)
3,430 157
Southern Copper Corp. 1,117 130
Taiheiyo Cement Corp. 6,100 140
Tecnoglass, Inc. 1,825 101
Ternium SA - ADR 4,404 185
Toagosei Co., Ltd. 17,900 180
Toray Industries, Inc. 161,300 734
Toyo Ink SC Holdings Co., Ltd. 9,400 174
Trane Technologies PLC 794 252
Tronox Holdings PLC Class A 53,953 917
Trusco Nakayama Corp. 11,800 195
UltraTech Cement, Ltd. 830 99
UPM-Kymmene OYJ 4,217 148
Vale SA Class B - ADR 51,139 622
VSE Corp. 1,436 112
Western Copper & Gold Corp.(Æ)(Ñ) 31,468 47
Westrock Co. 3,473 167
Wheaton Precious Metals Corp. 18,229 950
Zijin Mining Group Co., Ltd. Class A 219 , 7 00 530
Zijin Mining Group Co., Ltd. Class H 342 , 0 00 751
37,659
Producer Durables - 7.6%
3M Co. 2,372 229
Adyen NV(Æ)(Þ) 172 205
Aena SME SA(Þ) 2,509 458

See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 757
Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Aeroports de Paris SA 1,431 181
Airports of Thailand PCL 143,400 252
Airtac International Group 20,000 708
Allfunds Group PLC 96,848 609
Amphenol Corp. Class A 1,735 209
Arcosa, Inc. 14,901 1,133
Arhaus, Inc. 3,783 48
Auckland International Airport, Ltd. 27,861 129
Automatic Data Processing, Inc. 526 127
Avery Dennison Corp. 818 178
BAE Systems PLC 13,908 231
Beijing Capital International Airport
Co., Ltd. Class H(Æ)
136,000 43
Blue Bird Corp.(Æ) 2,341 77
Booz Allen Hamilton Holding Corp.
Class A
1,324 195
Bouygues SA - ADR 4,039 149
Bureau Veritas SA 6,174 179
Canadian National Railway Co. 3,952 480
CBIZ, Inc.(Æ) 1,780 127
CECO Environmental Corp.(Æ) 8,645 187
Cellnex Telecom SA(Þ) 5,315 175
CH Robinson Worldwide, Inc. 1,739 123
Charoen Pokphand Foods PCL 436,600 233
China Communications Services Corp.,
Ltd. Class H
680,886 326
Cintas Corp. 422 278
Comfort Systems USA, Inc. 432 134
Construction Partners, Inc. Class A(Æ) 2,298 119
Contemporary Amperex Technology
Co., Ltd. Class A
8,200 230
CSX Corp. 26,107 867
Cummins, Inc. 963 272
Danone SA 14,588 912
DL E&C Co., Ltd. 11,454 306
Dover Corp. 991 178
DSV A/S 1,441 205
Eiffage SA 1,422 152
EMCOR Group, Inc. 752 269
Emerson Electric Co. 1,447 156
Encore Wire Corp. 361 101
Equifax, Inc. 3,604 794
Esab Corp. 808 85
EXEO Group, Inc. 29,000 316
ExlService Holdings, Inc.(Æ) 3,081 89
Expeditors International of Washington,
Inc.
1,227 137
Experian PLC 4,117 166
FedEx Corp. 735 192
Flughafen Zurich AG 1,526 305
Fortive Corp. 2,075 156
Frontier Group Holdings, Inc.(Æ)(Ñ) 72,658 439
Fukuda Corp. 2,600 90
GEA Group AG 15,190 614
General Dynamics Corp. 774 222
Gentex Corp. 4,895 168
Getlink SE 32,914 560
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Graco, Inc. 7,277 584
Grupo Aeroportuario del Pacifico SAB
de CV Class B
33,501 610
Grupo Aeroportuario del Sureste SAB
de CV Class B
16,932 582
Guangshen Railway Co., Ltd. Class H 724,000 197
Hakuhodo DY Holdings, Inc. 18,800 175
Hi Sun Technology China, Ltd.(Æ) 864,000 57
Honeywell International, Inc. 1,152 222
Huntington Ingalls Industries, Inc. 591 164
Illinois Tool Works, Inc. 620 151
Infrastrutture Wireless Italiane SpA(Þ) 6,342 68
InterGlobe Aviation, Ltd.(Æ)(Þ) 15,089 720
International Seaways, Inc. 15,693 868
Intertek Group PLC 17,609 1,081
Iriso Electronics Co., Ltd. 8,900 174
Janus International Group, Inc.(Æ) 18,256 263
JB Hunt Transport Services, Inc. 828 135
JGC Holdings Corp. 43,000 414
Jiangsu Expressway Co., Ltd. Class H 162,000 159
JTEKT Corp. 57,000 440
Kamigumi Co., Ltd. 9,400 202
Knight-Swift Transportation Holdings,
Inc.
2,858 132
Kone OYJ Class B 7,477 364
L3Harris Technologies, Inc. 593 127
Landstar System, Inc. 974 170
Limbach Holdings, Inc.(Æ) 2,048 93
Localiza Rent a Car SA(Æ) 37,523 354
Mama's Creations, Inc.(Æ) 15,810 94
Mettler-Toledo International, Inc.(Æ) 505 621
Mitsubishi Electric Corp. 21,600 377
Moneylion, Inc.(Æ) 2,137 142
Moody's Corp. 3,604 1,335
MSC Industrial Direct Co., Inc. Class A 1,475 135
Murphy USA, Inc. 422 175
Nestle SA 20,651 2,071
NH Foods, Ltd. 2,000 66
Norfolk Southern Corp. 1,064 245
Northrop Grumman Corp. 322 156
NSK, Ltd. 133,000 729
Orient Overseas International, Ltd. 12,047 177
OSG Corp. 15,400 198
Otis Worldwide Corp. 8,695 793
PACCAR Financial Corp. 2,370 251
Paychex, Inc. 1,307 155
Poste Italiane SpA(Þ) 13,002 165
Pyeong Hwa Automotive Co., Ltd. 8,879 72
Robert Half, Inc. 2,074 143
Ryanair Holdings PLC - ADR 5,767 785
S&P Global, Inc. 2,574 1,070
Sandvik AB 29,921 601
Schindler Holding AG 710 177
Schneider National, Inc. Class B 6,332 131
Seiko Epson Corp. 17,400 286
Seino Holdings Co., Ltd. 15,500 207

See accompanying notes which are an integral part of the financial statements.
758 Multi-Asset Growth Strategy Fund
Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Shanghai Electric Group Co., Ltd.
Class H(Æ)
600,000 123
Shanghai International Airport Co., Ltd.
Class A
26,119 136
Snap-on, Inc. 626 168
Sohgo Security Services Co., Ltd. 32,000 177
Spirax-Sarco Engineering PLC 2,871 316
Stabilus SE 4,015 249
Stanley Electric Co., Ltd. 16,600 293
Sterling Infrastructure, Inc.(Æ) 1,956 199
Sumitomo Heavy Industries, Ltd. 7,700 214
Techtronic Industries Co., Ltd. 95,500 1,328
Teledyne Technologies, Inc.(Æ) 308 118
Textron, Inc. 1,911 162
Tidewater, Inc.(Æ) 959 88
TopBuild Corp.(Æ) 163 66
Transurban Group - ADR(Æ) 79,323 639
TreeHouse Foods, Inc.(Æ) 3,611 136
Trelleborg AB Class B 15,164 537
Union Pacific Corp. 1,235 293
United Parcel Service, Inc. Class B 806 119
Vertiv Holdings Co. Class A 2,209 205
Vinci SA 3,430 401
Waste Management, Inc. 933 194
Weir Group PLC (The) 38,362 976
West Japan Railway Co. 19,400 369
WW Grainger, Inc. 234 216
XPO, Inc.(Æ) 884 95
Yamato Holdings Co., Ltd. 23,100 305
43,488
Technology - 10.8%
8x8, Inc.(Æ) 257,289 569
Accenture PLC Class A 2,430 731
ACM Research, Inc. Class A(Æ) 6,769 173
Adobe, Inc.(Æ) 1,409 652
Airbnb, Inc. Class A(Æ) 4,114 652
Akamai Technologies, Inc.(Æ) 1,388 140
Allegion PLC 4,281 520
Alphabet, Inc. Class A 21,486 3,498
Alphabet, Inc. Class C 10,921 1,798
Alps Alpine Co., Ltd. 18,800 169
Amdocs, Ltd. 1,777 149
Analog Devices, Inc. 1,161 233
Ansys, Inc.(Æ) 1,299 422
Apple, Inc. 20,785 3,540
Applied Materials, Inc. 3,887 772
Arrow Electronics, Inc.(Æ) 1,129 144
ASM International NV 329 205
ASML Holding NV 1,902 1,658
Assa Abloy AB Class B 33,345 888
Auto Trader Group PLC(Þ) 19,907 172
AutoStore Holdings, Ltd.(Æ)(Þ) 204,412 293
AvePoint, Inc.(Æ) 6,763 53
Baidu, Inc. - ADR(Æ) 4 , 69 0 485
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Baidu, Inc. - Class A(Æ) 18,200 237
BE Semiconductor Industries NV 2,104 277
Bechtle AG 10,246 495
Broadcom, Inc. 322 419
CACI International, Inc. Class A(Æ) 549 221
Cars.com, Inc.(Æ) 40,154 671
CDW Corp. 733 177
Cisco Systems, Inc. 7,017 330
Cognizant Technology Solutions Corp.
Class A
3,059 201
Cosel Co., Ltd. 6,800 63
CyberArk Software, Ltd.(Æ) 322 77
Eizo Corp. 3,500 112
en Japan, Inc. 17,800 296
EverQuote, Inc. Class A(Æ) 7,681 155
F5, Inc.(Æ) 1,024 169
FANUC Corp. 31,100 910
Fiserv, Inc.(Æ) 1,357 207
FormFactor, Inc.(Æ) 1,841 82
Hewlett Packard Enterprise Co. 9,799 167
Informatica, Inc. Class A(Æ) 3,329 103
Infosys, Ltd. - ADR 24,054 402
International Business Machines Corp. 2,034 338
Juniper Networks, Inc. 4,211 147
Kainos Group PLC 11,775 144
Kanzhun, Ltd. - ADR 7,466 148
KBR, Inc. 3,340 217
Keyence Corp. 2,900 1,285
Legrand SA - ADR 1,628 167
Leidos Holdings, Inc. 1,291 181
LG Corp. Class H 7,662 434
Mabuchi Motor Co., Ltd. 17,400 269
Manhattan Associates, Inc.(Æ) 387 80
MediaTek, Inc. 8,000 242
Meta Platforms, Inc. Class A 3,615 1,555
Microsoft Corp. 19,113 7,441
Monday.com, Ltd.(Æ) 579 110
MSCI, Inc. Class A 1,469 684
NCAB Group AB 38,151 251
NET One Systems Co., Ltd. 8,300 138
Nexon Co., Ltd. 3,100 49
Nutanix, Inc. Class A(Æ) 1,081 66
NVIDIA Corp. 879 759
Onto Innovation, Inc.(Æ) 927 172
Ooma, Inc.(Æ) 31,804 225
Oracle Corp. 9,385 1,068
Parade Technologies, Ltd. 20,000 459
PAX Global Technology, Ltd. 70,000 59
PlayAGS, Inc.(Æ) 60,688 537
Powerfleet, Inc.(Æ) 10,401 50
PubMatic, Inc. Class A(Æ) 2,775 62
Roper Technologies, Inc. 302 154
Samsara, Inc. Class A(Æ) 4,060 142
Samsung Electronics Co., Ltd. 66,841 3,700
SAP SE - ADR 9,560 1,731

See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 759
Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Signify NV(Þ) 29,761 816
SimilarWeb, Ltd.(Æ) 7,510 56
SK Hynix, Inc. 9,893 1,211
Skyworks Solutions, Inc. 1,550 165
SMART Global Holdings, Inc.(Æ) 23,498 429
Softcat PLC 21,374 418
Super Micro Computer, Inc.(Æ) 592 508
Swisscom AG 437 239
Taiwan Semiconductor Manufacturing
Co., Ltd.
188,000 4,530
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR
19,743 2,712
Texas Instruments, Inc. 1,056 186
Tower Semiconductor, Ltd.(Æ) 19,221 632
Trip.com Group, Ltd. - ADR(Æ) 19,832 957
Uber Technologies, Inc.(Æ) 8,567 568
Unimicron Technology Corp. 29,000 161
Varonis Systems, Inc.(Æ) 1,793 78
Vodafone Group PLC 284,834 241
VTEX Class A(Æ) 9,230 69
Will Semiconductor, Ltd. Class A 9,000 126
Wix.com, Ltd.(Æ) 549 65
WNS Holdings, Ltd.(Æ) 1,347 56
Xiaomi Corp. Class B(Æ)(Þ) 442,200 961
Zeta Global Holdings Corp. Class
A(Æ)
6,346 78
62,013
Utilities - 3.9%
Alliant Energy Corp. 5,286 263
American Electric Power Co., Inc. 2,797 241
AT&T, Inc. 17,847 301
Atmos Energy Corp. 1,217 143
Bharti Airtel, Ltd. 68,493 1,084
Centrais Eletricas Brasileiras SA 75,681 552
CGN Power Co., Ltd. Class H(Þ) 2,392,000 804
Cheniere Energy, Inc. 3,720 587
China Yangtze Power Co., Ltd. Class A 184,400 657
CMS Energy Corp. 2,024 123
ConocoPhillips 1,258 158
Consolidated Edison, Inc. 1,497 141
Deutsche Telekom AG 8,018 183
Dominion Energy, Inc. 7,554 385
DT Midstream, Inc. 5,592 348
DTE Energy Co. 1,059 117
Duke Energy Corp. 7,622 749
E.ON SE 13,569 179
Edison International 2,028 144
Elisa OYJ 3,226 146
Enagas SA 6,559 96
Enbridge, Inc. 5,687 202
Endesa SA - ADR 6,283 115
Enel SpA 33,611 221
ENN Energy Holdings, Ltd. 22,600 194
Entergy Corp. 3,193 341
Evergy, Inc. 1,705 89
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Eversource Energy 5,852 355
Exelon Corp. 9,788 368
Federal Grid Co. Unified Energy
System PJSC(Æ)(Š)
381,588,279 —
Fortum OYJ 71,209 938
Guangdong Investment, Ltd. 70,000 37
Hera SpA 16,895 61
Iberdrola SA 55,456 681
Inpex Corp. 7,900 118
JOYY, Inc. - ADR 1,653 54
Koninklijke KPN NV 56,811 207
Korea Electric Power Corp. 29,896 458
Korea Electric Power Corp. - ADR(Ñ) 11 , 267 86
Kosmos Energy, Ltd.(Æ) 148,240 840
KT Corp. 8,372 208
KT Corp. - ADR 84,995 1,074
LG Uplus Corp. 203,449 1,445
MTN Group, Ltd. 29,257 140
National Fuel Gas Co. 2,892 154
National Grid PLC 74,376 976
NextEra Energy, Inc. 12,044 807
Nippon Telegraph & Telephone Corp. 174,400 188
Osaka Gas Co., Ltd. 16,500 366
Petro Rio SA 19,775 183
PTT Exploration & Production PCL 44,700 189
Redeia Corp. SA 7,131 119
RusHydro PJSC(Š) 104,654,642 —
Scottish & Southern Energy PLC 11,435 238
Sempra Energy 1,768 127
Severn Trent PLC Class H 6,384 197
Snam Rete Gas SpA 30,484 140
Southern Co. (The) 8,055 592
TC Energy Corp. 3,298 118
Telenor ASA 15,238 175
Terna Rete Elettrica Nazionale SpA 17,132 136
T-Mobile USA, Inc. 923 152
UGI Corp. 7,431 190
Veolia Environnement SA 23,795 740
Verizon Communications, Inc. 11,622 459
WEC Energy Group, Inc. 1,388 115
Xcel Energy, Inc. 6,040 325
22,319
Total Common Stocks
(cost $327,912) 366,516
Preferred Stocks - 0.4%
Consumer Discretionary - 0.0%
Hyundai Motor Co.
13.376% (Ÿ) 975 111
13.406% (Ÿ) 1,074 122
233
Consumer Staples - 0.0%
Henkel AG & Co. KGaA
2.192% (Ÿ) 1,936 154

See accompanying notes which are an integral part of the financial statements.
760 Multi-Asset Growth Strategy Fund
Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Energy - 0.1%
Petroleo Brasileiro SA
13.810% (Ÿ) 28,988 234
Financial Services - 0.0%
Itau Unibanco Holding SA
7.088% (Ÿ) 31,267 189
Health Care - 0.1%
Draegerwerk AG & Co. KGaA
3.571% (Ÿ) 4,432 235
Materials and Processing - 0.0%
Braskem SA
0.000% (Æ) 12,020 49
Technology - 0.2%
Samsung Electronics Co., Ltd.
2.233% (Ÿ) 20,766 973
Utilities - 0.0%
Raizen Energia SA
6.392% (Ÿ) 154,495 91
Total Preferred Stocks
(cost $1,978) 2,158
Options Purchased - 0.0%
(Number of Contracts)
S&P 500 Index
Futures
Morgan Stanley Jul 2024
4,325.00 Put (37) USD 16,003 (ÿ) 47
Total Options Purchased
(cost $309) 47
Short-Term Investments - 9.7%
Air Transport Services Group, Inc.
1.125% due 10/15/24 1,652 1,603
BioMarin Pharmaceutical, Inc.
0.599% due 08/01/24 1,621 1,595
China Government International Bond
1.950% due 12/03/24 (Þ) 514 504
Series REGS
0.750% due 10/26/24 (Þ) 200 195
I3 Verticals LLC
1.000% due 02/15/25 399 382
Ionis Pharmaceuticals, Inc.
0.125% due 12/15/24 256 245
Ironwoord Pharmaceuticals, Inc.
0.750% due 06/15/24 313 308
Jazz Investments I, Ltd.
1.500% due 08/15/24 2,229 2,199
Nevro Corp.
2.750% due 04/01/25 435 409
NextEra Energy Partners, LP
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.868% due 06/15/24 (ž)(Þ) 1,110 1,099
NuVasive, Inc.
0.375% due 03/15/25 1,931 1,836
PennyMac Mortgage Investment Trust
5.500% due 11/01/24 584 575
Sri Lanka Government International
Bond
Series REGS
5.750% due 04/18/23 (~)(Æ)(Ê)
(Ø)(Þ) 469 266
Turning Point Brands, Inc.
2.500% due 07/15/24 1,539 1,527
U.S. Cash Management Fund(@) 34,383,022
(∞)
34,366
United Kingdom Gilt
2.750% due 09/07/24 (Þ) 966 1,199
United States Treasury Bills
5.450% due 08/06/24 (ž) 5,745 5,663
United States Treasury Notes
3.499% due 08/31/24 175 173
4.996% due 09/15/24 1,500 1,473
Zambia Government International
Bond
Series REGS
5.375% due 09/20/24 (~)(Æ)(Ê)
(Ø)(Þ) 200 132
Total Short-Term Investments
(cost $56,053) 55,749
Other Securities - 1.5%
U.S. Cash Collateral Fund(@)(×) 8,719,548
(∞)
8,720
Total Other Securities
(cost $8,720) 8,720
Total Investments - 97.9%
(identified cost $523,464) 560,704
Other Assets and Liabilities,
Net - 2.1%
11,833
Net Assets - 100.0%
572,537

See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 761
Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
11.2%
ABN AMRO Bank NV 03/22/23 EUR 22,226 16.33 363
356
Abu Dhabi Government International Bond 09/20/22 873,000 83.60 730
702
Abu Dhabi Government International Bond 11/02/22 200,000 67.84 136
131
Abu Dhabi Government International Bond 04/23/24 200,000 98.33 197
194
Adyen NV 02/16/24 EUR 172 1,616.77 278
205
Aena SME SA 04/27/20 EUR 2,509 124.92 313
458
Air Transport Services Group, Inc. 02/23/24 348,000 82.81 288
281
Alcoa Nederland Holding BV 04/23/21 400,000 96.46 386
366
Alpek SAB de CV 01/25/24 251,000 84.47 212
208
Alpha Services and Holdings SA 05/18/21 EUR 100,000 121.46 121
105
Angola Government International Bond 09/20/22 328,000 81.76 268
296
Antofagasta PLC 04/29/24 200,000 99.41 199
199
Arcelik AS 01/10/24 EUR 200,000 105.31 211
206
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging
Finance PLC 09/13/21 EUR 100,000 118.51 119
85
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 07/18/18 GBP 184,000 129.69 239
112
Ashland, Inc. 11/22/21 401,000 85.50 343
333
Australia & New Zealand Banking Group, Ltd. 03/08/23 EUR 100,000 103.75 104
109
Auto Trader Group PLC 02/02/24 GBP 19,907 9.30 185
172
AutoStore Holdings, Ltd. 10/25/21 NOK 204,412 2.50 510
293
Aviva PLC 02/12/24 GBP 200,000 117.83 236
232
AXA SA 02/01/24 EUR 100,000 110.79 111
109
Azerbaijan Government International Bond 09/21/22 197,000 84.70 167
162
Bahrain Government International Bond 04/06/23 617,000 100.35 619
627
Banco BPM SpA 01/30/24 EUR 150,000 103.92 156
153
Banco BTG Pactual SA 05/05/21 200,000 98.12 196
188
Banco Mercantil del Norte SA 01/17/24 200,000 99.12 198
198
Bank of Cyprus PCL 09/23/21 EUR 100,000 116.45 116
101
Bank of Ireland Group PLC 04/12/22 EUR 100,000 101.44 101
100
BAWAG Group AG 04/18/18 EUR 200,000 123.75 248
203
Benin Government International Bond 02/06/24 209,000 96.78 202
197
Berry Global, Inc. 12/12/19 EUR 370,000 109.54 405
369
Berry Global, Inc. 01/10/24 14,000 99.72 14
14
BNP Paribas SA 01/16/23 200,000 81.27 163
161
Bolivia Government International Bond 12/07/23 119,000 48.76 58
68
British Airways Pass-Through Trust 01/30/23 EUR 200,000 96.38 193
209
British Telecommunications PLC 09/13/23 200,000 82.77 166
178
CaixaBank SA 03/08/23 EUR 200,000 75.27 151
174
Canpack SA / Eastern PA Land Investment Holding LLC 01/08/21 EUR 200,000 109.84 220
197
CBB International Sukuk Programme Co. 02/06/24 200,000 100.00 200
198
CCO Holdings LLC / CCO Holdings Capital Corp. 12/01/20 425,000 98.38 418
333
Cellnex Telecom SA 01/13/21 EUR 400,000 107.81 431
349
Cellnex Telecom SA 08/11/23 EUR 5,315 35.92 191
175
Cemex SAB de CV 05/24/21 200,000 100.18 200
174
CGN Power Co., Ltd. 03/04/22 HKD 2,392,000 0.26 611
804
China Government International Bond 10/04/23 200,000 97.73 195
195
China Government International Bond 11/21/23 514,000 98.15 504
504
China International Capital Corp., Ltd. 09/11/23 HKD 52,000 1.91 99
62
China Tourism Group Duty Free Corp., Ltd. 09/02/22 HKD 11,800 22.44 265
104
Clearway Energy Operating LLC 02/01/22 261,000 87.89 229
221
Clearway Energy Operating LLC 04/03/23 120,000 84.28 101
99
Cleveland-Cliffs, Inc. 01/08/24 225,000 93.52 210
208
Commerzbank AG 02/01/24 EUR 200,000 91.14 182
184
Cooperatieve Rabobank UA 09/02/19 EUR 200,000 109.71 219
195
Corp. Nacional del Cobre de Chile 01/23/24 311,000 99.94 311
311
Costa Rica Government International Bond 11/06/23 298,000 94.81 283
310
Country Garden Holdings Co., Ltd. 01/29/20 200,000 101.65 203
11
Credit Agricole SA 01/31/24 200,000 85.92 172
170
Crown European Holdings SA 11/30/23 EUR 100,000 108.85 109
108
Crown European Holdings SA 04/11/24 EUR 100,000 109.40 109
108
Cryoport, Inc. 04/20/23 427,000 84.26 360
369
Deutsche Bank AG 02/01/24 EUR 200,000 91.69 183
181
Development Bank of Kazakhstan JSC 04/04/24 329,000 99.73 328
326
Dino Polska SA 01/12/21 PLN 4,502 74.87 337
432

See accompanying notes which are an integral part of the financial statements.
762 Multi-Asset Growth Strategy Fund
Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
DNB Bank ASA 11/05/19 205,000 100.00 205
202
Dominican Republic Government International Bond 03/20/23 821,000 98.70 810
829
Ecuador Government International Bond 09/20/22 457,277 41.98 192
250
Ecuador Government International Bond 11/10/23 193,049 48.42 94
136
Ecuador Government International Bond 02/29/24 30,483 41.43 13
17
Egypt Government International Bond 03/12/24 578,000 81.43 471
462
Egypt Government International Bond 04/11/24 200,000 78.51 157
152
Egyptian Financial Co. for Sovereign Taskeek (The) 03/11/24 200,000 104.68 209
207
El Salvador Government International Bond 08/03/23 150,000 70.90 106
120
Electricite de France SA 01/02/19 GBP 200,000 129.71 259
244
Enel SpA 05/19/21 EUR 200,000 95.92 192
175
Energias de Portugal SA 05/03/22 EUR 300,000 88.00 264
275
EnLink Midstream LLC 12/08/23 80,000 98.19 79
79
EQT Corp. 03/15/24 110,000 87.81 97
95
Eskom Holdings SOC, Ltd. 10/06/22 200,000 87.15 174
181
Etalon Group PLC 12/18/18 185,343 — 331
—
Eurofins Scientific SE 02/05/20 EUR 100,000 109.70 110
103
Eurofins Scientific SE 01/11/24 EUR 200,000 88.36 177
171
Export-Import Bank of India 09/20/22 116,000 82.44 96
94
Falabella SA 02/24/22 200,000 94.71 189
153
Faurecia SE 06/13/23 EUR 100,000 92.37 92
97
FMG Resources (August 2006) Pty., Ltd. 08/22/23 306,000 89.14 273
269
Fresenius Medical Care US Finance II, Inc. 10/31/23 438,000 70.81 310
340
Gabon Government International Bond 10/11/22 200,000 70.94 142
157
Gaci First Investment Co. 12/14/23 200,000 97.07 194
184
Gaci First Investment Co. 03/11/24 400,000 89.89 360
338
Ganfeng Lithium Group Co., Ltd. 03/15/24 HKD 23,400 3.39 79
68
Ghana Government International Bond 09/20/22 703,000 40.36 284
339
Goodyear Europe BV 03/08/22 EUR 122,000 100.41 123
117
Graphic Packaging International LLC 11/09/21 EUR 100,000 115.96 116
99
Graphic Packaging International LLC 02/13/23 EUR 200,000 97.46 195
198
Greenko Power II, Ltd. 01/25/22 180,000 98.91 178
160
Grifols Escrow Issuer SA 02/09/22 EUR 184,000 108.75 200
155
Guatemala Government International Bond 06/06/23 401,000 100.00 401
392
GUSAP III, LP 05/03/23 200,000 93.86 188
183
Halyk Savings Bank of Kazakhstan JSC 12/10/21 18,386 11.93 219
342
Hanesbrands, Inc. 08/08/19 589,000 101.70 599
570
Hat Holdings I LLC 09/11/23 1,566,000 97.59 1,528
1,606
Hazine Mustesarligi Varlik Kiralama AS 11/07/23 770,000 101.87 784
810
Hungary Government International Bond 12/09/22 561,000 62.94 353
332
Hungary Government International Bond 07/19/23 204,000 101.69 207
206
Hungary Government International Bond 01/03/24 321,000 97.92 314
299
Ibercaja Banco SA 01/16/20 EUR 100,000 111.37 111
103
Iliad SA 09/16/21 EUR 300,000 109.96 330
290
Infrastrutture Wireless Italiane SpA 10/09/20 EUR 6,342 10.92 69
68
Infrastrutture Wireless Italiane SpA 01/25/21 EUR 100,000 123.80 124
98
Innovent Biologics, Inc. 11/10/23 HKD 122,500 5.43 665
591
InterGlobe Aviation, Ltd. 06/10/22 INR 15,089 29.68 448
720
Intesa Sanpaolo SpA 02/20/20 EUR 250,000 107.89 270
227
IQVIA, Inc. 02/17/21 EUR 248,000 120.42 299
239
IQVIA, Inc. 04/04/22 EUR 276,000 93.65 258
266
Iron Mountain, Inc. 04/28/23 220,000 87.96 194
194
Iron Mountain, Inc. 06/13/23 109,000 91.63 100
101
Itau Unibanco Holding SA 02/01/24 200,000 92.25 185
188
Ivory Coast Government International Bond 01/23/24 299,000 98.12 293
286
Jordan Government International Bond 04/04/23 46,000 98.99 46
45
Jordan Government International Bond 01/17/24 326,000 98.93 323
320
Kenya Government International Bond 02/12/24 202,000 97.33 197
202
Klabin Austria GmbH 03/24/21 200,000 97.07 194
163
Koninklijke KPN NV 02/04/22 EUR 200,000 107.50 215
209
Kuaishou Technology 06/10/22 HKD 85,900 9.29 798
606
La Banque Postale SA 12/29/21 EUR 200,000 106.32 213
165
Lebanon Government International Bond 10/31/22 1,578,000 7.30 115
101
Lebanon Government International Bond 01/16/24 89,000 6.91 6
6
Lenta International Co. PJSC 12/17/18 105,913 — 328
—

See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 763
Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Levi Strauss & Co. 02/02/21 561,000 99.04 556
479
Liberty Mutual Group, Inc. 02/06/24 103,000 64.38 66
63
Longfor Group Holdings, Ltd. 04/21/23 HKD 455,000 1.82 829
683
Lorca Telecom Bondco SA 04/09/21 EUR 300,000 114.30 341
312
Macquarie Bank, Ltd. 02/27/24 226,000 81.63 185
184
Macrotech Developers, Ltd. 04/05/24 INR 4,737 13.89 66
70
Marks & Spencer PLC 01/08/20 GBP 467,000 118.06 551
557
Match Group Financeco, Inc. 11/01/23 353,000 88.30 312
317
Matterhorn Telecom SA 04/13/23 EUR 209,000 103.00 215
221
Medline Borrower, LP 09/30/21 306,000 92.42 283
274
Medline Borrower, LP 03/20/24 28,000 100.00 28
28
Meritage Homes Corp. 07/28/23 300,000 91.23 274
272
MHP SE 03/10/17 69,777 9.68 676
230
Millicom International Cellular SA 03/08/22 200,000 92.30 185
167
MP Materials Corp. 03/07/24 1,824,000 88.67 1,617
1,610
NAC Kazatomprom JSC 10/15/19 19,081 16.33 312
768
Nemak SAB de CV 03/11/24 200,000 81.40 163
156
Netflix, Inc. 02/03/22 EUR 150,000 107.33 161
159
Network i2i, Ltd. 10/08/19 200,000 100.00 200
198
Nexans SA 04/22/24 EUR 100,000 107.32 107
107
Nexi SpA 07/12/22 EUR 100,000 77.38 77
90
NextEra Energy Partners, LP 03/01/23 1,110,000 99.25 1,102
1,099
NextEra Energy, Inc. 10/13/23 1,451,000 89.25 1,295
1,296
NGG Finance PLC 02/16/24 EUR 100,000 99.18 99
97
Nigeria Government International Bond 09/20/22 521,000 70.41 367
432
Nigeria Government International Bond 02/17/23 200,000 84.55 169
189
Nokia OYJ 03/07/24 EUR 100,000 110.71 111
107
Novelis Corp. 03/06/20 197,000 99.28 196
180
Novelis Corp. 11/22/21 81,000 91.95 75
69
Ocado Group PLC 03/12/24 GBP 100,000 101.56 102
95
OCP SA 04/24/24 355,000 97.26 345
345
OI European Group BV 07/19/23 326,000 89.39 291
298
Olympus Water US Holding Corp. 11/12/21 EUR 110,000 112.26 124
102
Oman Government International Bond 09/20/22 876,000 102.56 898
894
Orbia Advance Corp. SAB de CV 05/04/22 200,000 85.26 171
163
Orsted A/S 06/09/22 GBP 100,000 98.43 98
89
Pakistan Government International Bond 02/06/24 400,000 66.95 268
305
Paraguay Government International Bond 08/17/23 200,000 97.55 195
193
Pension Insurance Corp. PLC 01/30/23 GBP 100,000 100.19 100
99
Petroleos de Venezuela SA 02/29/24 528,642 11.32 60
64
Petroleos del Peru SA 09/20/22 416,000 64.51 268
255
Petronas Capital, Ltd. 09/20/22 648,000 85.76 556
524
Petronas Capital, Ltd. 10/31/23 400,000 60.76 243
254
Phoenix Group Holdings PLC 01/30/19 GBP 200,000 107.05 214
220
Post Holdings, Inc. 02/11/20 37,000 100.03 37
33
Post Holdings, Inc. 02/24/21 246,000 96.12 236
216
Post Holdings, Inc. 02/05/24 15,000 100.00 15
15
Poste Italiane SpA 06/17/22 EUR 13,002 9.52 124
165
ProGroup AG 03/21/24 EUR 143,000 108.67 155
153
Qatar Government International Bond 02/28/23 200,000 95.11 190
177
Qatar Government International Bond 10/30/23 584,000 97.46 569
572
QBE Insurance Group, Ltd. 02/28/24 GBP 100,000 108.25 108
106
Range Resources Corp. 09/01/23 232,000 91.02 211
214
Repay Holdings Corp. 05/10/23 939,000 86.31 810
850
Republic of Uzbekistan Government International Bond 02/07/24 200,000 80.93 162
159
Romania Government International Bond 01/05/23 196,000 99.39 195
202
Romania Government International Bond 01/23/24 232,000 99.18 230
227
Romania Government International Bond 01/23/24 188,000 99.49 187
184
Romania Government International Bond 02/12/24 224,000 69.72 156
150
Rothesay Life PLC 11/03/23 GBP 200,000 81.20 162
188
Samsung Biologics Co., Ltd. 01/26/24 KRW 226 604.32 137
127
Sappi Papier Holding GmbH 06/21/23 160,000 100.98 162
164
Saudi Arabian Oil Co. 12/12/22 SAR 34,825 7.45 259
280
Saudi Government International Bond 01/08/24 907,000 99.18 900
874
Sealed Air Corp. 01/26/21 400,000 103.08 412
370

See accompanying notes which are an integral part of the financial statements.
764 Multi-Asset Growth Strategy Fund
Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Sealed Air Corp. 10/25/23 100,000 89.38 89
94
Senegal Government International Bond 09/20/22 200,000 71.07 142
147
Shimao Group Holdings, Ltd. 12/03/21 200,000 74.58 149
7
Siemens Healthineers AG 02/05/21 EUR 13,143 57.54 756
731
Signify NV 06/10/22 EUR 29,761 29.65 882
816
Smurfit Kappa Treasury ULC 05/09/22 EUR 113,000 87.55 99
95
Societe Generale SA 03/18/24 200,000 100.00 200
190
SoFi Technologies, Inc. 03/31/23 1,838,000 80.38 1,477
1,557
Solvay SA 10/26/21 EUR 200,000 118.86 238
204
SPCM SA 09/09/21 400,000 91.83 367
344
Sri Lanka Government International Bond 09/20/22 469,000 100.00 469
266
Stora Enso OYJ 03/13/17 200,000 112.56 225
203
Stora Enso OYJ 06/19/19 150,000 114.22 171
152
Summit Digitel Infrastructure Private, Ltd. 10/11/21 200,000 96.43 193
162
Taylor Morrison Communities, Inc. 04/29/22 255,000 92.55 236
237
TC Ziraat Bankasi AS 04/24/24 200,000 100.00 200
201
TDC Net A/S 11/22/23 EUR 100,000 109.40 109
113
Telecom Italia SpA 11/07/23 EUR 100,000 95.07 95
98
Telefonica Europe BV 10/04/21 EUR 200,000 111.00 222
187
Telenet Finance Luxembourg Notes SARL 06/12/23 200,000 93.72 187
188
TenneT Holding BV 06/09/22 EUR 100,000 102.66 103
104
Terna Rete Elettrica Nazionale SpA 03/21/22 EUR 100,000 106.13 106
98
TerraForm Power Operating LLC 01/28/20 307,000 102.31 314
274
TMNL Holding BV 09/13/23 EUR 200,000 95.75 192
199
Trinidad & Tobago Government International Bond 09/11/23 200,000 99.32 199
197
UBS Group AG 12/18/23 200,000 79.14 158
160
Ukraine Government International Bond 09/20/22 765,000 27.47 210
232
Ukraine Government International Bond 04/08/24 200,000 28.77 58
49
UniCredit SpA 03/06/20 EUR 200,000 96.90 194
187
UnipolSai Assicurazioni SpA 03/21/24 EUR 200,000 108.96 218
212
United Group BV 03/12/24 EUR 200,000 107.61 215
204
United Kingdom Gilt 04/11/24 GBP 966,000 124.77 1,205
1,199
UPC Broadband Finco BV 01/21/22 200,000 100.65 201
174
Venezuela Government International Bond 03/19/24 393,500 16.14 64
75
Veolia Environnement SA 12/09/20 EUR 100,000 122.92 123
96
Veolia Environnement SA 01/06/22 EUR 100,000 112.34 112
96
Verallia SA 04/03/23 EUR 100,000 91.19 91
92
Vmed O2 UK Financing I PLC 10/15/21 GBP 408,000 131.14 535
421
Volvo Car AB 05/17/23 EUR 100,000 103.22 103
106
VZ Vendor Financing II BV 09/21/21 EUR 300,000 116.75 350
276
WH Group, Ltd. 12/10/21 HKD 165,000 0.60 99
120
Wizz Air Finance Co. BV 01/18/24 EUR 100,000 101.62 102
100
Xerox Corp. 03/06/24 324,000 100.56 326
309
Xiaomi Corp. 02/02/24 HKD 442,200 1.62 716
961
Yellow Cake PLC 07/08/19 GBP 45,714 2.64 121
367
Zalando SE 12/15/23 EUR 25,367 24.58 624
666
Zambia Government International Bond 10/10/22 200,000 100.00 200
132
ZF Finance GmbH 02/14/24 EUR 200,000 98.64 197
194
Ziggo Bond Co. BV 02/05/20 EUR 100,000 109.97 110 90
64,098
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
CAC40 Euro Index Futures 8 EUR 636 05/24
4
DAX Index Futures 3 EUR 1,357 06/24
(1)

See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 765
Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Futures Contracts
Amounts in thousands (except contract amounts )
EURO STOXX 50 Index Futures 15 EUR 735 06/24
(1)
FTSE 100 Index Futures 7 GBP 571 06/24
31
FTSE/MIB Index Futures 3 EUR 503 06/24
8
Hang Seng Index Futures 3 HKD 2,658 05/24
10
IBEX 35 Index Futures 3 EUR 326 05/24
8
Long Gilt Futures 131 GBP 12,547 06/24
(328)
MSCI Emerging Markets Index Futures 29 USD 1,511 06/24
4
OMXS30 Index Futures 9 SEK 2,294 05/24
5
S&P 500 E-Mini Index Futures 507 USD 128,448 06/24
(3,175)
S&P/TSX 60 Index Futures 2 CAD 522 06/24
(4)
SPI 200 Index Futures 30 AUD 5,764 06/24
(23)
TOPIX Index Futures 6 JPY 164,820 06/24
15
United States 2 Year Treasury Note Futures 610 USD 123,620 06/24
(1,229)
United States 5 Year Treasury Note Futures 98 USD 10,265 06/24
(210)
United States 10 Year Treasury Note Futures 778 USD 83,586 06/24
(2,174)
United States 10 Year Treasury Ultra Bond Futures 173 USD 19,068 06/24
(621)
United States Treasury Ultra Bond Futures 1 USD 120 06/24 (6)
Short Positions
EURO STOXX 50 Index Futures 432 EUR 21,155 06/24
96
Euro-Bobl Futures 5 EUR 582 06/24
6
Euro-Bund Futures 132 EUR 17,171 06/24
313
FTSE 100 Index Futures 132 GBP 10,769 06/24
(697)
Japanese 10 Year Government Bond Futures 22 JPY 3,179,000 06/24
156
MSCI Emerging Markets Index Futures 677 USD 35,272 06/24
106
Russell 2000 E-Mini Index Futures 820 USD 81,410 06/24
5,104
S&P/TSX 60 Index Futures 2 CAD 522 06/24
4
TOPIX Index Futures 68 JPY 1,867,960 06/24
(225)
United States 10 Year Treasury Note Futures 10 USD 1,074 06/24 27
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (2,797)
Options Written
Amounts in thousands (except contract amounts)
Description Counterparty Call/Put
Number of
Contracts
Strike
Price
Notional
Amount
Expiration
Date
Fair Value
$
S&P 500 Index Futures Morgan Stanley Put 37 3,900.00 USD 14,430 07/19/24 (21)
Total Liability for Options Written (premiums received $140) (21)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 684 AUD 1,030 06/20/24 (15)
Bank of America USD 759 CAD 1,023 06/20/24 (16)
Bank of America USD 1 GBP 1 05/01/24 —
Bank of America USD 121 JPY 18,942 05/01/24 (1)
Bank of America USD 5,045 JPY 772,850 06/20/24 (108)
Bank of America USD 212 ZAR 3,985 05/02/24 —
Bank of America USD 11 ZAR 200 05/03/24 —
Bank of America DKK 6,388 USD 942 06/20/24 25
Bank of America EUR 1,610 USD 1,769 06/20/24 47
Bank of America GBP 1,347 USD 1,724 06/20/24 40

See accompanying notes which are an integral part of the financial statements.
766 Multi-Asset Growth Strategy Fund
Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America HKD 14,119 USD 1,810 06/20/24 2
Bank of America JPY 26,243 USD 167 05/01/24 1
Bank of America JPY 440,976 USD 3,028 06/20/24 210
Bank of America SEK 5,844 USD 574 06/20/24 43
Bank of New York USD 684 AUD 1,030 06/20/24 (15)
Bank of New York USD 760 CAD 1,023 06/20/24 (17)
Bank of New York USD 5,477 NZD 9,188 05/14/24 (63)
Bank of New York DKK 6,388 USD 942 06/20/24 26
Bank of New York EUR 1,610 USD 1,768 06/20/24 46
Bank of New York GBP 1,347 USD 1,724 06/20/24 41
Bank of New York HKD 14,119 USD 1,810 06/20/24 2
Bank of New York SEK 5,844 USD 574 06/20/24 43
Citigroup USD 684 AUD 1,030 06/20/24 (15)
Citigroup USD 760 CAD 1,023 06/20/24 (17)
Citigroup AUD 4,543 USD 2,965 05/14/24 21
Citigroup DKK 6,388 USD 941 06/20/24 25
Citigroup EUR 1,610 USD 1,768 06/20/24 47
Citigroup GBP 1,347 USD 1,724 06/20/24 40
Citigroup HKD 14,119 USD 1,810 06/20/24 2
Citigroup SEK 5,844 USD 574 06/20/24 43
JPMorgan Chase USD 2,955 EUR 2,740 05/14/24 (29)
JPMorgan Chase USD 5,479 GBP 4,362 05/14/24 (29)
Royal Bank of Canada USD 683 AUD 1,030 06/20/24 (15)
Royal Bank of Canada USD 759 CAD 1,023 06/20/24 (16)
Royal Bank of Canada CHF 7,622 USD 8,452 05/14/24 151
Royal Bank of Canada DKK 6,388 USD 942 06/20/24 25
Royal Bank of Canada EUR 1,610 USD 1,768 06/20/24 47
Royal Bank of Canada GBP 800 USD 995 06/20/24 (5)
Royal Bank of Canada GBP 1,347 USD 1,724 06/20/24 41
Royal Bank of Canada HKD 14,119 USD 1,810 06/20/24 2
Royal Bank of Canada JPY 440,976 USD 3,027 06/20/24 211
Royal Bank of Canada SEK 5,844 USD 574 06/20/24 42
State Street USD 70 AUD 106 05/14/24 (1)
State Street USD 105 CHF 95 05/14/24 (1)
State Street USD 134 EUR 125 06/20/24 —
State Street USD 383 EUR 350 06/20/24 (9)
State Street USD 992 GBP 800 06/20/24 8
State Street USD 6 JPY 991 05/14/24 —
State Street USD 2,933 NOK 31,801 05/14/24 (70)
State Street CHF 1,382 USD 1,592 06/20/24 81
State Street EUR 49 USD 52 05/14/24 —
State Street EUR 12,300 USD 13,424 06/20/24 273
State Street GBP 75 USD 94 05/14/24 —
State Street GBP 200 USD 254 06/20/24 4
State Street GBP 3,150 USD 4,011 06/20/24 74

See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 767
Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
State Street NOK 99 USD 9 05/14/24 —
State Street NZD 167 USD 100 05/14/24 1
State Street PHP 2,073 USD 36 05/02/24 —
State Street SEK 148 USD 14 05/14/24 —
UBS JPY 385,454 USD 2,559 05/14/24 111
UBS SEK 58,290 USD 5,444 05/14/24 152
Westpac USD 684 AUD 1,030 06/20/24 (15)
Westpac USD 760 CAD 1,023 06/20/24 (17)
Westpac DKK 6,388 USD 942 06/20/24 25
Westpac EUR 1,610 USD 1,768 06/20/24 47
Westpac GBP 1,347 USD 1,724 06/20/24 41
Westpac HKD 14,119 USD 1,810 06/20/24 2
Westpac SEK 5,844 USD 574 06/20/24 42
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 1,610
Credit Default Swap Contracts
Amounts in thousands
Credit Indices - Purchase Protection
Reference Entity Counterparty Notional Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair
Value
$
CDX NA Emerging Markets
Index Bank of America USD 28,000 (1.000%)
(2)
06/20/29
930 (22) 908
CDX NA High Yield Index Bank of America USD 34,000 (5.000%)
(2)
06/20/29 (2,341) 157 (2,184)
Total Open Credit Indices - Purchase Protection Contracts (1,411) 135 (1,276)
Corporate Issues - Sell Protection
Reference Entity Counterparty
Implied Credit
Spread Notional Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair
Value
$
Arcelor Mittal Morgan Stanley 1.818% EUR 120 5.000%
(2)
06/20/29
20 2 22
Avis Budget Group, Inc. Morgan Stanley 3.942% USD 270 5.000%
(2)
06/20/29
12 (9) 3
Calpine Corp. Morgan Stanley 2.923% USD 223 5.000%
(2)
06/20/29
21 7 28
Ford Motor Co. Morgan Stanley 2.073% USD 300 5.000%
(2)
06/20/29
39 8 47
Forvia Morgan Stanley 2.222% EUR 100 5.000%
(2)
06/20/29
12 2 14
General Motors Co. Morgan Stanley 1.535% USD 180 5.000%
(2)
06/20/29
29 3 32
Goodyear Tire & Rubber Co. Morgan Stanley 3.129% USD 478 5.000%
(2)
06/20/29
41 1 42
Lanxess AG Morgan Stanley 1.863% EUR 210 1.000%
(2)
06/20/29
(8) 1 (7)
Macys, Inc. Morgan Stanley 4.313% USD 265 1.000%
(2)
06/20/29
(33) 4 (29)
Navient Corp. Morgan Stanley 3.443% USD 300 5.000%
(2)
06/20/29
26 (8) 18
Nordstrom, Inc. Morgan Stanley 4.921% USD 250 1.000%
(2)
06/20/29
(40) 6 (34)
NRG Energy, Inc. Morgan Stanley 2.036% USD 387 5.000%
(2)
06/20/29
56 6 62
Renault Morgan Stanley 1.330% EUR 100 1.000%
(2)
06/20/29
(5) 3 (2)

See accompanying notes which are an integral part of the financial statements.
768 Multi-Asset Growth Strategy Fund
Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Credit Default Swap Contracts
Amounts in thousands
Corporate Issues - Sell Protection
Reference Entity Counterparty
Implied Credit
Spread Notional Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair
Value
$
Rexel USA Morgan Stanley 1.306% EUR 250 5.000%
(2)
06/20/29
50 — 50
Schaeffler AG Morgan Stanley 2.001% EUR 175 5.000%
(2)
06/20/29
27 4 31
Telecom Italia SpA Morgan Stanley 2.356% EUR 375 1.000%
(2)
06/20/29
(29) — (29)
Thyssenkrupp AG Morgan Stanley 1.383% EUR 150 1.000%
(2)
06/20/27
(2) 2 —
Valeo SA Morgan Stanley 2.529% EUR 200 1.000%
(2)
06/20/29
(14) 6 (8)
Virgin Media Finance PLC Morgan Stanley 3.294% EUR 140 5.000%
(2)
06/20/29
10 (2) 8
Volvo
JPMorgan
Chase 2.582% EUR 100 5.000%
(2)
06/20/29 13 4 17
Total Open Corporate Issues - Sell Protection Contracts 225 40 265
Credit Indices - Sell Protection
Reference Entity Counterparty Notional Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair
Value
$
CDX NA High Yield Index Morgan Stanley USD 5,880 5.000%
(2)
06/20/27
390 36 426
CDX NA High Yield Index Morgan Stanley USD 210 5.000%
(2)
06/20/29 14 (1) 13
Total Open Credit Indices - Sell Protection Contracts 404 35 439
Total Open Credit Default Swap Contracts (å) (782) 210 (572)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Long-Term Investments
Corporate Bonds and Notes $ — $ 72,251 $ —
$ —
$ 72,251 12 .6
International Debt — 43,856 —
—
43,856 7 .7
Non-US Bonds — 11,407 —
—
11,407 2 .0
Common Stocks
Consumer Discretionary 19,616 28,704 —
—
48,320 8 .4
Consumer Staples 8,425 9,438 —
—
17,863 3 .1
Energy 7,702 3,206 —
—
10,908 1 .9
Financial Services 50,446 37,978 —
—
88,424 15 .5
Health Care 19,600 15,922 —
—
35,522 6 .2
Materials and Processing 20,812 16,847 —
—
37,659 6 .6
Producer Durables 20,513 22,975 —
—
43,488 7 .6
Technology 38,607 23,406 —
—
62,013 10 .8
Utilities 10,883 11,436 —
—
22,319 3 .9

See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 769
Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Preferred Stocks 563 1,595 — — 2,158 0 .4
Options Purchased 47 — — — 47 —
*
Short-Term Investments — 21,383 — 34,366 55,749 9 .7
Other Securities — — — 8,720 8,720 1 .5
Total Investments 197,214 320,404 — 43,086 560,704 97 .9
Other Assets and Liabilities, Net
2 .1
100 .0
Other Financial Instruments
Assets
Futures Contracts 5,897 — — — 5,897 1 .0
Foreign Currency Exchange Contracts 1 2,083 — — 2,084 0 .4
Credit Default Swap Contracts — 1,721 — — 1,721 0 .3
A
Liabilities
Futures Contracts (8,694) — — — (8,694) (1 .5)
Options Written (21) — — — (21) (—)
*
Foreign Currency Exchange Contracts (1) (473) — — (474) (0 .1)
Credit Default Swap Contracts — (2,293) — — (2,293) (0 .4)
Total Other Financial Instruments
**
$ (2,818) $ 1,038 $ — $ — $ (1,780)
*
Less than .05% of net assets.
**
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended April 30, 2024, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of April 30, 2024, if any, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
Angola .........................................................................................
296
Argentina .....................................................................................
817
Australia ......................................................................................
4,063
Austria .........................................................................................
352
Azerbaijan ...................................................................................
162
Bahrain ........................................................................................
825
Belgium .......................................................................................
1,118
Benin ...........................................................................................
197
Bermuda ......................................................................................
725

See accompanying notes which are an integral part of the financial statements.
770 Multi-Asset Growth Strategy Fund
Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands
Country Exposure
Fair Value
$
Bolivia, Plurinational State of .....................................................
68
Brazil ...........................................................................................
8,747
Canada .........................................................................................
11,461
Chile ............................................................................................
1,476
China ...........................................................................................
24,604
Colombia .....................................................................................
1,134
Costa Rica ...................................................................................
310
Cyprus .........................................................................................
101
Denmark ......................................................................................
6,203
Dominican Republic ...................................................................
829
Ecuador .......................................................................................
403
Egypt ...........................................................................................
821
El Salvador ..................................................................................
120
Finland ........................................................................................
2,198
France ..........................................................................................
12,093
Gabon ..........................................................................................
157
Germany ......................................................................................
9,577
Ghana ..........................................................................................
1,276
Greece .........................................................................................
842
Guatemala ...................................................................................
559
Hong Kong ..................................................................................
3,279
Hungary .......................................................................................
837
India ............................................................................................
8,697
Indonesia .....................................................................................
4,567
Ireland .........................................................................................
869
Israel ............................................................................................
1,049
Italy .............................................................................................
4,722
Ivory Coast ..................................................................................
286
Japan ...........................................................................................
32,833
Jersey ...........................................................................................
853
Jordan ..........................................................................................
365
Kazakhstan ..................................................................................
1,436
Kenya ..........................................................................................
202
Lebanon .......................................................................................
6
Luxembourg ................................................................................
1,625
Macao ..........................................................................................
311
Malaysia ......................................................................................
911
Mexico ........................................................................................
4,564
Montenegro .................................................................................
101
Morocco ......................................................................................
345
Myanmar .....................................................................................
36
Netherlands .................................................................................
6,075
New Zealand ...............................................................................
129
Nigeria .........................................................................................
621
Norway ........................................................................................
802
Oman ...........................................................................................
894
Pakistan .......................................................................................
305
Panama ........................................................................................
737
Paraguay ......................................................................................
193
Peru .............................................................................................
808
Philippines ...................................................................................
1,788

See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 771
Russell Investment Company
Multi-Asset Growth Strategy Fund
Schedule of Investments, continued — April 30, 2024 (Unaudited)
Amounts in thousands
Country Exposure
Fair Value
$
Poland .........................................................................................
1,697
Portugal .......................................................................................
402
Puerto Rico ..................................................................................
640
Qatar ............................................................................................
749
Romania ......................................................................................
763
Russia ..........................................................................................
—
Saudi Arabia ................................................................................
1,867
Senegal ........................................................................................
147
Singapore ....................................................................................
2,298
Slovenia .......................................................................................
204
South Africa ................................................................................
4,904
South Korea ................................................................................
12,950
Spain ...........................................................................................
4,163
Sri Lanka .....................................................................................
266
Sweden ........................................................................................
5,220
Switzerland .................................................................................
6,264
Taiwan .........................................................................................
8,261
Thailand ......................................................................................
2,368
Trinidad and Tobago ...................................................................
197
Turkey .........................................................................................
2,560
Ukraine ........................................................................................
628
United Arab Emirates ..................................................................
1,338
United Kingdom ..........................................................................
23,300
United States ...............................................................................
306,364
Uruguay .......................................................................................
624
Uzbekistan ...................................................................................
159
Venezuela, Bolivarian Republic of .............................................
139
Zambia ........................................................................................
452
Total Investments ...................................................................
560,704

See accompanying notes which are an integral part of the financial statements.
772 Multi-Asset Growth Strategy Fund
Russell Investment Company
Multi-Asset Growth Strategy Fund
Fair Value of Derivative Instruments — April 30, 2024 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Investments, at fair value* $ 47 $ — $ — $ —
Unrealized appreciation on foreign currency exchange contracts — — 2,084 —
Variation margin on futures contracts** 5,395 — — 502
Credit default swap contracts, at fair value — 1,721 — —
Total
$ 5,442 $ 1,721 $ 2,084 $ 502
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts** $ 4,126 $ — $ — $ 4,568
Unrealized depreciation on foreign currency exchange contracts — — 474 —
Options written, at fair value 21 — — —
Credit default swap contracts, at fair value — 2,293 — —
Total
$ 4,147 $ 2,293 $ 474 $ 4,568
Derivatives not accounted for as hedging instruments
Equity
Contracts
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Investments*** $ — $ — $ — $ (1,380)
Futures contracts 2,691 — — (718)
Options written 611 — — —
Credit default swap contracts — ( 1 , 763 ) — —
Foreign currency exchange contracts — — 549 —
Total
$ 3,302 $ ( 1 , 763 ) $ 549 $ (2,098)
Location: Statement of Operations - Net change in unrealized appreciation
(depreciation)
Investments**** $ 882 $ — $ — $ —
Futures contracts 1,084 — — 699
Options written (466) — — —
Credit default swap contracts — (11) — —
Foreign currency exchange contracts — — 958 —
Total
$ 1,500 $ (11) $ 958 $ 699
* Fair value of purchased options.
** Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
*** Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.
**** Includes net change in unrealized appreciation (depreciation) on purchased options as reported in the Statement of Operations.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Amounts in thousands
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 773
Russell Investment Company
Multi-Asset Growth Strategy Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2024 (Unaudited)
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Options Purchased Contracts Investments, at fair value $ 47 $ — $ 47
Securities on Loan* Investments, at fair value 6,296 — 6,296
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts 2,084 — 2,084
Credit Default Swap Contracts Credit default swap contracts, at fair value 1,721 — 1,721
Total Financial and Derivative Assets
10,148 — 10,148
Financial and Derivative Assets not subject to a netting agreement
(1) — (1)
Total Financial and Derivative Assets subject to a netting agreement
$ 10,147 $ — $ 10,147
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 1,988 $ 1,276 $ 712 $ —
Bank of New York
158 32 — 126
Bank of Nova Scotia
218 — 218 —
Barclays
3,356 — 3,356 —
Citigroup
769 32 592 145
Fidelity
69 — 69 —
Goldman Sachs
324 — 324 —
HSBC
564 — 564 —
JPMorgan Chase
16 — — 16
Morgan Stanley
843 130 712 1
Royal Bank of Canada
518 31 — 487
State Street
441 11 — 430
UBS
263 — — 263
Wells Fargo
463 — 463 —
Westpac
157 32 — 125
Total
$ 10,147 $ 1,544 $ 7,010 $ 1,593

Amounts in thousands
See accompanying notes which are an integral part of the financial statements.
774 Multi-Asset Growth Strategy Fund
Russell Investment Company
Multi-Asset Growth Strategy Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued
— April 30, 2024 (Unaudited)
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 474 $ — $ 474
Options Written Contracts Options written, at fair value 21 — 21
Credit Default Swap Contracts Credit default swap contracts, at fair value 2,293 — 2,293
Total Financial and Derivative Liabilities
2,788 — 2,788
Financial and Derivative Liabilities not subject to a netting agreement
(1) — (1)
Total Financial and Derivative Liabilities subject to a netting agreement
$ 2,787 $ — $ 2,787
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of America $ 2,324 $ 1,276 $ 1,048 $ —
Bank of New York 95 32 — 63
Citigroup 32 32 — —
JPMorgan Chase 58 — — 58
Morgan Stanley 130 130 — —
Royal Bank of Canada 35 31 — 4
State Street 81 11 — 70
Westpac 32 32 — —
Total
$ 2,787 $ 1,544 $ 1,048 $ 195
*      Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Multi-Asset Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 775
Statement of Assets and Liabilities — April 30, 2024 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 523,464
Investments, at fair value(*)(>) ....................................................................................................................................................
560,704
Cash .............................................................................................................................................................................................. 317
Foreign currency holdings(^) ....................................................................................................................................................... 2,690
Unrealized appreciation on foreign currency exchange contracts ............................................................................................... 2,084
Receivables:
Dividends and interest ...................................................................................................................................................... 2,204
Dividends from affiliated funds ....................................................................................................................................... 176
Investments sold ............................................................................................................................................................... 1,321
Fund shares sold ............................................................................................................................................................... 378
From broker(a)(b) ............................................................................................................................................................ 30,278
Variation margin on futures contracts .............................................................................................................................. 1,276
Prepaid expenses .......................................................................................................................................................................... 5
Credit default swap contracts, at fair value(+) ............................................................................................................................. 1,721
Total assets ...............................................................................................................................................................
603,154
Liabilities
Payables:
Due to broker (c) .............................................................................................................................................................. 10,800
Investments purchased ..................................................................................................................................................... 2,996
Fund shares redeemed ...................................................................................................................................................... 452
Accrued fees to affiliates .................................................................................................................................................. 356
Other accrued expenses .................................................................................................................................................... 270
Variation margin on futures contracts .............................................................................................................................. 4,063
Deferred capital gains tax liability ................................................................................................................................... 172
Unrealized depreciation on foreign currency exchange contracts ............................................................................................... 474
Options written, at fair value(x) ................................................................................................................................................... 21
Payable upon return of securities loaned ..................................................................................................................................... 8,720
Credit default swap contracts, at fair value(+) ............................................................................................................................. 2,293
Total liabilities ...........................................................................................................................................................
30,617
Net Assets ...............................................................................................................................................................
$ 572,537

Russell Investment Company
Multi-Asset Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
776 Multi-Asset Growth Strategy Fund
Statement of Assets and Liabilities, continued — April 30, 2024 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ (11,705)
Shares of beneficial interest .........................................................................................................................................................
566
Additional paid-in capital ............................................................................................................................................................
583,676
Net Assets ...............................................................................................................................................................
$ 572,537
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) .......................................................................................................................................... $ 10.09
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 10. 71
Class A — Net assets ........................................................................................................................................................... $ 2,416,370
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 239,440
Net asset value per share: Class C (#) .......................................................................................................................................... $ 9.90
Class C — Net assets ........................................................................................................................................................... $ 520,467
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 52,568
Net asset value per share: Class M (#) ......................................................................................................................................... $ 10.13
Class M — Net assets .......................................................................................................................................................... $ 112,725,888
Class M — Shares outstanding ($.01 par value) .................................................................................................................. 11,126,264
Net asset value per share: Class S (#) .......................................................................................................................................... $ 10.11
Class S — Net assets ............................................................................................................................................................ $ 364,190,183
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 36,011,771
Net asset value per share: Class Y (#) .......................................................................................................................................... $ 10.15
Class Y — Net assets ........................................................................................................................................................... $ 92,683,605
Class Y — Shares outstanding ($.01 par value) ................................................................................................................... 9,135,562
Amounts in thousands
(^)     Foreign currency holdings - cost $ 2,663
(x)     Premiums received on options written $ 140
(*)     Securities on loan included in investments $ 6,296
(+)     Credit default swap contracts - premiums paid (received) $ (782)
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 43,086
(a)   Receivable from Broker for Futures $ 26,038
(b)   Receivable from Broker for Swaps $ 4,240
(c)   Due to Broker for Options $ 10,800
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Multi-Asset Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 777
Statement of Operations — For the Period Ended April 30, 2024 (Unaudited)
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 4,108
Dividends from affiliated funds ....................................................................................................................................... 798
Interest .............................................................................................................................................................................. 5,3 60
Securities lending income (net) ....................................................................................................................................... 33
Total investment income ..............................................................................................................................................................
10, 299
Expenses
Advisory fees ................................................................................................................................................................... 2,316
Administrative fees .......................................................................................................................................................... 139
Custodian fees .................................................................................................................................................................. 140
Distribution fees - Class A ............................................................................................................................................... 3
Distribution fees - Class C ............................................................................................................................................... 2
Transfer agent fees - Class A ........................................................................................................................................... 2
Transfer agent fees - Class C ........................................................................................................................................... —
*
Transfer agent fees - Class M .......................................................................................................................................... 112
Transfer agent fees - Class S ............................................................................................................................................ 368
Transfer agent fees - Class Y ........................................................................................................................................... 2
Professional fees .............................................................................................................................................................. 64
Registration fees ............................................................................................................................................................... 51
Shareholder servicing fees - Class C ............................................................................................................................... 1
Trustees’ fees .................................................................................................................................................................... 13
Printing fees ..................................................................................................................................................................... 6
Miscellaneous .................................................................................................................................................................. 34
Expenses before reductions .............................................................................................................................................. 3,253
Expense reductions .......................................................................................................................................................... (708)
Net expenses ................................................................................................................................................................................
2,545
Net investment income (loss) .......................................................................................................................................................
7 , 754
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of foreign capital gains taxes of $33) ................................................................................................... 6,764
Investments in affiliated funds ......................................................................................................................................... (3)
Futures contracts .............................................................................................................................................................. 1,973
Options written ................................................................................................................................................................. 611
Foreign currency exchange contracts ............................................................................................................................... 549
Credit default swap contracts ........................................................................................................................................... ( 1 , 763 )
Foreign currency-related transactions .............................................................................................................................. (26)
Net realized gain (loss) ................................................................................................................................................................
8 , 105
Net change in unrealized appreciation (depreciation) on:
Investments  (net of deferred tax liability for foreign capital gains taxes of ( $110)) ...................................................... 49,782
Investments in affiliated funds ......................................................................................................................................... (3)
Futures contracts .............................................................................................................................................................. 1,783
Options written ................................................................................................................................................................. (466)
Foreign currency exchange contracts ............................................................................................................................... 958
Credit default swap contracts ........................................................................................................................................... (11)
Foreign currency-related transactions .............................................................................................................................. 275
Net change in unrealized appreciation (depreciation) ................................................................................................................. 52,318
Net realized and unrealized gain (loss) ........................................................................................................................................ 60 ,4 23
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 68,177
*      Less than $500.

Russell Investment Company
Multi-Asset Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
778 Multi-Asset Growth Strategy Fund
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
April 30, 2024
(Unaudited)
Fiscal Year Ended
October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 7 , 754 $ 20,000
Net realized gain (loss) ....................................................................................................................... 8 , 105 (13,358)
Net change in unrealized appreciation (depreciation) ........................................................................ 52,318 46,339
Net increase (decrease) in net assets from operations .............................................................................. 68,177 52,981
Distributions
To shareholders
Class A .......................................................................................................................................... (34) (40)
Class C .......................................................................................................................................... (6) (8)
Class M ......................................................................................................................................... (1,988) (3,166)
Class S .......................................................................................................................................... (6,354) (10,722)
Class Y .......................................................................................................................................... (1,701) (3,244)
Net decrease in net assets from distributions ............................................................................................ (10,083) (17,180)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (41,290) (189,623)
Total Net Increase (Decrease) in Net Assets ........................................................................
16,804 (153,822)
Net Assets
Beginning of period .................................................................................................................................. 555,733 709,555
End of period .............................................................................................................................................
$ 572,537 $ 555,733

Russell Investment Company
Multi-Asset Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 779
** Less than 500 shares.
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2024 and October 31, 2023 were as follows:
2024 (Unaudited) 2023
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 57 $ 568 59 $ 558
Proceeds from reinvestment of distributions 3 34 4 40
Payments for shares redeemed (19) (191) (34) (327)
Net increase (decrease)
41 411 29 271
Class C
Proceeds from shares sold 9 87 21 192
Proceeds from reinvestment of distributions —** 6 1 8
Payments for shares redeemed (5) (50) (30) (272)
Net increase (decrease)
4 43 (8) (72)
Class M
Proceeds from shares sold 844 8,502 2,406 22,534
Proceeds from reinvestment of distributions 197 1,988 335 3,166
Payments for shares redeemed (1,214) (12,178) (5,997) (54,635)
Net increase (decrease)
(173) (1,688) (3,256) (28,935)
Class S
Proceeds from shares sold 1,574 15,848 3,053 28,806
Proceeds from reinvestment of distributions 627 6,330 1,132 10,680
Payments for shares redeemed (6,008) (58,977) (18,316) (167,017)
Net increase (decrease)
(3,807) (36,799) (14,131) (127,531)
Class Y
Proceeds from shares sold 78 799 97 928
Proceeds from reinvestment of distributions 168 1,701 342 3,244
Payments for shares redeemed (577) (5,757) (3,936) (37,528)
Net increase (decrease)
(331) (3,257) (3,497) (33,356)
Total increase (decrease)
(4,266) $ (41,290) (20,863) $ (189,623)

See accompanying notes which are an integral part of the financial statements.
780 Multi-Asset Growth Strategy Fund
Russell Investment Company
Multi-Asset Growth Strategy Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
$
Net Asset
Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
$
Return of Capital
Class A
April 30, 2024* 9.11 .1 2 1.0 2 1.14 (.16) — —
October 31, 2023 8.66 .27 .42 .69 (.24) — —
October 31, 2022 11.32 (—)
(Ɵ)
(2.01) (2.01) (.11) (.54) —
October 31, 2021(ɸ) 9.54 —
(Ɵ)
1.81 1.81 (.03) — —
October 31, 2020(ɸ) 10.33 .04 (.53) (.49) (.26) — (.04)
October 31, 2019(ɸ) 10.07 .17 .30 .47 (.16) (.05) —
Class C
April 30, 2024* 8.94 .0 8 1 . 00 1.08 (.12) — —
October 31, 2023 8.5 1 .20 .40 .60 (.17) — —
October 31, 2022 11.16 (.07) (1.97) (2.04) (.07) (.54) —
October 31, 2021(ɸ) 9.46 (.07) 1.78 1.71 (.01) — —
October 31, 2020(ɸ) 10.30 (.04) (.52) (.56) (.25) — (.03)
October 31, 2019(ɸ) 10.05 .10 .28 .38 (.08) (.05) —
Class M
April 30, 2024* 9.14 .1 4 1.0 3 1.17 (.18) — —
October 31, 2023 8.69 .30 .42 .72 (.27) — —
October 31, 2022 11.34 .03 (2.00) (1.97) (.14) (.54) —
October 31, 2021(ɸ) 9.55 .05 1.79 1.84 (.05) — —
October 31, 2020(ɸ) 10.31 .10 (.53) (.43) (.28) — (.05)
October 31, 2019(ɸ) 10.06 .22 .27 .49 (.19) (.05) —
Class S
April 30, 2024* 9.13 .1 3 1.0 2 1.15 (.17) — —
October 31, 2023 8.68 .30 .41 .71 (.26) — —
October 31, 2022 11.33 .02 (2.00) (1.98) (.13) (.54) —
October 31, 2021(ɸ) 9.54 .04 1.79 1.83 (.04) — —
October 31, 2020(ɸ) 10.31 .09 (.54) (.45) (.27) — (.05)
October 31, 2019(ɸ) 10.05 .20 .29 .49 (.18) (.05) —
Class Y
April 30, 2024* 9.16 .1 4 1.0 3 1.17 (.18) — —
October 31, 2023 8.71 .32 .41 .73 (.28) — —
October 31, 2022 11.36 .04 (2.01) (1.97) (.14) (.54) —
October 31, 2021(ɸ) 9.55 .04 1.82 1.86 (.05) — —
October 31, 2020(ɸ) 10.32 .10 (.54) (.44) (.28) — (.05)
October 31, 2019(ɸ) 10.06 .22 .29 .51 (.20) (.05) —

See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 781
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(ǿ)(±)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(ɯ)
%
Ratio of Expenses
to Average
Net Assets,
Net
(Ƃ)(ɯ)
%
Ratio of Net
Investment Income
to Average
Net Assets
(Ƃ)(ɯ)
%
Portfolio
Turnover Rate
(ǿ)
(.16) 10.09 12.55 2,416 1.41 1.19 2. 42 43
(.24) 9.11 7.89 1,812 1.47 1.18 2.91 73
(.65) 8.66 (18.73) 1,474 1.48 1.16 (.01) 157
(.03) 11.32 19.03 1,980 1.44 1.20 .03 207
(.30) 9.54 (4.85) 1,668 1.46 1.18 .45 195
(.21) 10.33 4.70 2,092 1.46 1.18 1.68 172
(.12) 9.90 12.14 521 2.16 1.94 1.66 43
(.17) 8.94 6.98 432 2.22 1.93 2.18 73
(.61) 8.51 (19.22) 477 2.23 1.91 (.70) 157
(.01) 11.16 18.11 271 2.19 1.95 (.69) 207
(.28) 9.46 (5.63) 289 2.21 1.93 (.40) 195
(.13) 10.30 3.84 324 2.21 1.93 1.01 172
(.18) 10.13 12.79 112,726 1.16 .84 2.75 43
(.27) 9.14 8.23 103,326 1.22 .83 3.22 73
(.68) 8.69 (18.38) 126,529 1.23 .81 .34 157
(.05) 11.34 19.24 164,993 1.19 .85 .48 207
(.33) 9.55 (4.34) 176,565 1.20 .83 1.00 195
(.24) 10.31 4.97 236,943 1.22 .84 2.16 172
(.17) 10.11 12.64 364,190 1.16 .94 2.65 43
(.26) 9.13 8.13 363,486 1.23 .93 3.15 73
(.67) 8.68 (18.46) 468,226 1.23 .91 .25 157
(.04) 11.33 19.22 656,179 1.20 .95 .37 207
(.32) 9.54 (4.52) 1,179,071 1.21 .93 .91 195
(.23) 10.31 4.96 1,656,511 1.21 .93 1.93 172
(.18) 10.15 12.71 92,684 .96 .74 2 . 85 43
(.28) 9.16 8.32 86,677 1.03 .73 3.38 73
(.68) 8.71 (18.28) 112,849 1.03 .71 .44 157
(.05) 11.36 19.48 154,330 .99 .75 .39 207
(.33) 9.55 (4.36) 108,567 1.01 .73 1.03 195
(.25) 10.32 5.16 10,330 1.01 .74 2.15 172

Russell Investment Company
Multi-Asset Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
782 Multi-Asset Growth Strategy Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates as of April 30, 2024 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 20 2 4 with underlying f unds which are, or were, an affiliat-
ed company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2024, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 257,634
Administrative fees 22,948
Distribution fees 784
Shareholder servicing fees 101
Transfer agent fees 70,931
Trustee fees 3,576
$ 355,974
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 31,283 $ 235,762 $ 232,673 $ (3) $ (3) $ 34,366 $ 798 $ —
U.S. Cash Collateral Fund 5,630 31,618 28,528 — — 8,720 172 —
$ 36,913 $ 267,380 $ 261,201 $ (3) $ (3) $ 43,086 $ 970 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 536,943,117 $ 45,749,200 $ (23,196,417) $ 22,552,783

Russell Investment Company
Notes to Schedules of Investments — April 30, 2024 (Unaudited)
Notes to Schedules of Investments 783
Footnotes:
Abbreviations:
(Æ) Non-income producing security.
(Ï) Forward commitment.
(Ê) Variable, adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(ƒ) Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(ö) Real Estate Investment Trust (REIT).
(µ) Bond is insured by a guarantor.
(Ø) In default.
(ç) At amortized cost, which approximates fair value.
(ž ) Rate noted is yield-to-maturity from date of acquisition.
(æ) Pre-refunded: These bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date.
(§) All or a portion of the shares of this security are pledged as collateral in connection with futures contracts purchased (sold) or swap contracts entered into by the Fund.
(x) The security is purchased with the cash collateral from the securities loaned.
(Ñ) All or a portion of the shares of this security are on loan.
(Þ) Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and is not registered under the Securities Act of 1933, as amended (“the Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.
(Û) All or a portion of the shares of this security are pledged as collateral in connection with securities sold short.
(ÿ) Notional amount in thousands.
(∞) Unrounded units.
(å) Currency balances were pledged in connection with futures contracts purchased (sold), options written, foreign currency exchange contracts, or swaps entered into by the Fund.
(ì) All or a portion of the shares of this security are pledged as collateral in connection with options written contracts.
(v) Loan agreement still pending. Rate not available at period end.
(
Š)
Value was determined using significant unobservable inputs .
( ~) Rate fluctuates based on various factors such as changes in current rates and prepayments of the underlying assets, changes in the
Consumer Price Index ( CPI ) or other contractual arrangements .
( @) Affiliate .
( Ÿ) Rate noted is dividend yield at period end .
( ¢) Date shown reflects next contractual call date.
( Œ ) Unfunded loan agreement.
( Ð ) All or a portion of the shares of this security are on loan through the reciprocal lending program with State Street.
(0)
Weekly payment frequency .
(1)
Monthly payment frequency .
(2)
Quarterly payment frequency .
(3)
Semi-annual payment frequency .
(4)
Annual payment frequency .
(5)
Payment at termination .
ADR - American Depositary Receipt
ADS - American Depositary Share
AONIA - Australian Overnight Index Average
BBR - Bank Bill Rate
BBSW - Bank Bill Swap Reference Rate
BUBOR –Budapest Interbank Offered Rate
CIBOR - Copenhagen Interbank Offered Rate
CME - Chicago Mercantile Exchange
CMO - Collateralized Mortgage Obligation
CORRA- Canadian Overnight Repo Rate Average
CPI - Consumer Price Index
CVO - Contingent Value Obligation
EBITDA – Earnings Before Interest, Taxes, Depreciation, and Amortization
EMU - European Economic and Monetary Union
EURIBOR - Euro Interbank Offered Bank
EUTA – Eurozone Tobacco Index
FDIC - Federal Deposit Insurance Company
GDR - Global Depositary Receipt

Russell Investment Company
Notes to Schedules of Investments, continued — April 30, 2024 (Unaudited)
784 Notes to Schedules of Investments
Foreign Currency Abbreviations:
GDS - Global Depositary Share
GSCI – Goldman Sachs Commodity Index
HIBOR – Hong Kong Interbank Offered Rate
HICP – Harmonized Index of Consumer Prices
JIBAR - Johannesburg Interbank Agreed Rate
KSDA – Korean Securities Dealers Association
LIBOR - London Interbank Offered Rate
MIBOR - Mumbai Interbank Offered Rate
NIBOR - Norwegian Interbank Offered Rate
NSA – Not Seasonally Adjusted
NSERO – India National Stock Exchange Offered Rate
PIK - Payment in Kind
PRIBOR – Prague Interbank Offered Rate
REMIC - Real Estate Mortgage Investment Conduit
SOFR – Secured Overnight Financing Rate
SONIA – Sterling Overnight Index Average
STIBOR – Stockholm Interbank Offered Rate
STRIPS - Separate Trading of Registered Interest and Principal of Securities
SFE - Sydney Futures Exchange
TBA - To Be Announced Security
TONAR – Tokyo Overnight Average Rate
UK - United Kingdom
WTI – West Texas Intermediate
ARS - Argentine peso HKD - Hong Kong dollar PKR - Pakistani rupee
AUD - Australian dollar HUF - Hungarian forint PLN - Polish zloty
BRL - Brazilian real IDR - Indonesian rupiah RON - Romanian New Leu
CAD - Canadian dollar ILS - Israeli shekel RUB - Russian ruble
CHF - Swiss franc INR - Indian rupee SEK - Swedish krona
CLP - Chilean peso ISK - Icelandic krona SGD - Singapore dollar
CNH - Chinese offshore spot ITL - Italian lira SKK - Slovakian koruna
CNY - Chinese renminbi yuan JPY - Japanese yen THB - Thai baht
COP - Colombian peso KES - Kenyan schilling TRY - Turkish lira
CRC - Costa Rican colon KRW - South Korean won TWD - Taiwanese dollar
CZK - Czech koruna MXN - Mexican peso USD - United States dollar
DKK - Danish krone MYR - Malaysian ringgit UYU – Uruguayan peso
DOP - Dominican peso NOK - Norwegian krone VEB - Venezuelan bolivar
EGP - Egyptian pound NGN – Nigerian naira VND - Vietnamese dong
EUR - Euro NZD - New Zealand dollar ZAR - South African rand
GBP - British pound sterling PEN - Peruvian nuevo sol
GHS - Ghana cedi PHP - Philippine peso

Russell Investment Company
Notes to Financial Highlights — April 30, 2024 (Unaudited)
Notes to Financial Highlights 785
* For the period ended April 30, 2024 (Unaudited).
(‡) For the period June 10, 2019 (inception date) to October 31, 2019.
(ȸ) For the period November 13, 2019 (inception date) to October 31, 2020.
(ſ) For the period September 11, 2023 (inception date) to October 31, 2023.
(ƶ) For the period September 12, 2023 (inception date) to October 31, 2023.
(ɸ) For the Multi-Asset Growth Strategy Fund, the Financial Highlights are consolidated and include balances of the Cayman Multi-Asset Growth
Strategy Fund Ltd. (a Cayman Island exempted company and wholly-owned subsidiary of the Multi-Asset Growth Strategy Fund). Accordingly,
all interfund balances and transactions have been eliminated. Effective March 1, 2022, the Cayman Multi-Asset Growth Strategy Fund, Ltd. was
liquidated and the Multi-Asset Growth Strategy Fund no longer invests indirectly through a wholly owned subsidiary.
(ƥ) Average daily shares outstanding were used for this calculation.
(ǿ) The ratios or returns for periods less than one year are not annualized.
(±) Total return for Class A does not reflect a front-end sales charge. If sales charges were included, the total return would be lower. This includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Periods less than one year are not annualized, if applicable.
(Ƃ) May reflect amounts waived and/or reimbursed by Russell Investment Management, LLC (“RIM”) and /or Russell Investments Fund Services,
LLC (“RIFUS”).
(ɯ) The ratios for periods less than one year are annualized.
(Ɵ) Less than $.01 per share.
(∆) For the Sustainable Equity Fund, the respective annualized net expense ratios, not including the dividends and interest expense from short sales, were as follows:
For the period ended Class A Class C Class S Class Y
April 30, 2024 1.12% 1.87% 0.83% 0.68%
October 31, 2023 1.11% 1.86% 0.82% 0.66%
October 31, 2022 1.11% 1.86% 0.82% 0.66%
October 31, 2021 1.11% 1.86% 0.82% 0.66%
October 31, 2020 1.12% 1.87% 0.83% 0.67%
October 31, 2019 1.13% 1.88% 0.84% 0.69%
For the U.S. Strategic Equity Fund, the respective annualized net expense ratios, not including the dividends and interest expense from short sales, were as follows:
For the period ended Class A Class C Class M Class S Class Y
April 30, 2024 1.00% 1.75% 0.65% 0.75% 0.57%
October 31, 2023 0.99% 1.74% 0.64% 0.74% 0.57%
October 31, 2022 0.99% 1.74% 0.64% 0.74% N/A
October 31, 2021 N/A N/A N/A N/A N/A
October 31, 2020 N/A N/A N/A N/A N/A
October 31, 2019 0.98% 1.74% 0.64% 0.73% N/A
For the U.S. Small Cap Equity Fund, the respective annualized net expense ratios, not including the dividends and interest expense from short sales, were as follows:
For the period ended Class A Class C Class M Class R6 Class S Class Y
April 30, 2024 1.26% 2.01% 0.87% 0.85% 0.97% 0.82%
October 31, 2023 1.26% 2.01% 0.87% 0.84% 0.97% 0.81%
October 31, 2022 1.26% 2.01% 0.87% 0.84% 0.97% 0.82%
October 31, 2021 1.26% 2.01% 0.87% 0.84% 0.97% 0.80%
October 31, 2020 1.26% 2.01% 0.87% 0.81% 0.97% 0.82%
October 31, 2019 1.25% 2.00% 0.84% 0.83% 0.96% 0.81%
(∂) Distributions in excess of accumulated earnings and profits but not in excess of current earning and profits computed on a tax basis.
(Ω) Less than .005% of average net assets.

Russell Investment Company
Notes to Financial Statements — April 30, 2024 (Unaudited)
786 Notes to Financial Statements
1. Organization
Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 30 different investment portfolios referred to as funds. These financial statements report on 24 of these funds (each a “Fund” and collectively the “Funds”).
The Investment Company is registered under the Investment Company Act of 1940, as amended (“Investment Company Act”), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under a Fourth
Amended and Restated Master Trust Agreement dated December 7, 2020, as amended (“Master Trust Agreement”), and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Investment Company’s Master
Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest. Each of the Funds is diversified. Under the Investment Company Act, a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash equivalents
(including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer. Unless otherwise specified, “period” (as used within the financial statements) refers to the six months ended April 30, 2024.
2. Significant Accounting Policies
The Funds’ financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”)
which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.
Security Valuation
The Funds value portfolio instruments according to securities valuation procedures and pricing sources and services, which include market value procedures, fair value procedures, other key valuation procedures and a description of the pricing sources and services used by the Funds. With respect to a Fund’s investments that do not have readily available market quotations, the Trustees have designated Russell Investment Management, LLC (“RIM”), the Funds’ adviser, as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act.
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods, requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, and segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:
Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.
Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIM, that are used in determining the fair value of investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2024 (Unaudited)
Notes to Financial Statements 787
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:
Equity securities, including common and preferred stock, short securities, ETFs and restricted securities that are traded on a national securities exchange (or reported on the NASDAQ national market), are stated at the last reported sales price on the day of valuation or official closing price, as applicable. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.
Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized as
Level 2 of the fair value hierarchy. Certain foreign equity securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds, and the movement of certain indexes of securities, based on the statistical analysis of historical relationships. Foreign equity securities prices as described above are categorized as Level 2 of the fair value hierarchy.
Fixed income securities including corporate, convertible, U.S. government agency, municipal bonds and notes, U.S. treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Such fixed income securities that use pricing service internal models as described above are categorized as
Level 2 of the fair value hierarchy. Such fixed income securities that use broker-dealer quotations are categorized as Level 3 of the fair value hierarchy.
Fixed income securities purchased on a delayed-delivery basis and marked-to-market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.
Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, including estimated cash flows of each tranche, market-based yield spreads for each tranche, and current market data, as well as incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.
Investments in investment funds that are not traded on a national securities exchange will be valued based upon the net asset value (“NAV”) of such investments. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.
Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.
Derivative instruments are instruments such as foreign currency exchange contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Derivatives may be classified into two groups depending upon the way that they are traded: privately traded over-the-counter (“OTC”) derivatives that do not go through an exchange or intermediary and exchange-traded derivatives that are traded through specialized derivatives exchanges or other regulated exchanges. OTC derivatives are normally valued on the basis of broker-dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative instrument can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. OTC derivatives that use these and similar valuation

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2024 (Unaudited)
788 Notes to Financial Statements
techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy, with the exception of foreign currency spot contracts which are categorized as Level 1 of the fair value hierarchy. OTC derivatives that use broker-dealer quotations are categorized as Level 3 of the fair value hierarchy. Exchange-traded derivatives are valued based on the last reported sales price on the day of valuation and are categorized as Level 1 of the fair value hierarchy.
Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the Overnight Index
Swap (“OIS”) rate and Secured Overnight Financing Rate (“SOFR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.
Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of Fund shares is determined may be reflected in the calculation of NAV for each applicable
Fund when the Fund deems that the particular event or circumstance would materially affect such Fund’s NAV. Funds that invest primarily in frequently traded exchange-listed securities in U.S. markets will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities use fair value pricing daily as events may occur between the close of foreign markets and the time of pricing. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, fair value factors will cause movement between Levels 1 and 2. Examples of significant events that generally trigger fair value pricing of one or more securities are: any market movement of the U.S. securities market (defined in the fair value procedures as the movement of a single major U.S. index); a company development such as a material business development; a natural disaster, a public health emergency affecting one or more countries in the global economy (including an emergency which results in the closure of financial markets) or other emergency situation; or an armed conflict.
The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem Fund shares, since foreign securities can trade on non-business days.
The Multifactor U.S. Equity, Equity Income, Sustainable Equity, U.S. Strategic Equity, U.S. Small Cap Equity, Multifactor
International Equity, International Developed Markets, Global Equity, Tax-Managed U.S. Large Cap, Tax-Managed U.S. Mid &
Small Cap, Tax-Managed International Equity, Tax-Managed Real Assets, Opportunistic Credit, Long Duration Bond, Strategic
Bond, Investment Grade Bond, Short Duration Bond, Tax-Exempt High Yield Bond, Tax-Exempt Bond, Global Infrastructure,
Global Real Estate Securities, Multi-Strategy Income and Multi-Asset Growth Strategy Funds had no transfers into or out of
Level 3 for the period ended April 30, 2024.
The Emerging Markets Fund had transfers out of Level 3 into Level 2 representing financial instruments for which approved vendor sources became available or inputs became observable. The amount transferred was as follows:
Level 3 Fair Value Investments
The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:
Securities and other assets for which market quotes are not readily available, or are not reliable, are valued at fair value as determined in good faith by RIM and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When RIM applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that RIM believes accurately reflects fair value and will be categorized as Level 3 of the fair value hierarchy.
Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by RIM would accurately reflect the price that a Fund could obtain for a security if
Emerging Markets Fund $ 828,467

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2024 (Unaudited)
Notes to Financial Statements 789
it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the security was sold.
RIM employs third-party pricing vendors to provide fair value measurements. RIM oversees third-party pricing service providers in order to support the valuation process.
The significant unobservable input used in fair value measurement of certain of the Funds’ preferred equity securities is the redemption value calculated on a fully-diluted basis if converted to common stock. Significant increases or decreases in the redemption value would have a direct and proportional impact to fair value.
The significant unobservable inputs used in fair value measurement of certain of the Funds’ private equity securities include market data of comparable public companies, discount rates, EBITDA multiples, and future projected cash flows for the portfolio company. These inputs are utilized in valuation models that are based on market analysis and discounted cash flow methodologies. Increases (decreases) in the discount rates would result in a lower (higher) fair value measurement, while increases (decreases) in EBITDA multiples and projected cash flows would result in a higher (lower) fair value measurement.
The significant unobservable input used in the fair value measurement of certain Funds’ debt securities is the yield to worst ratio.
Significant increases (decreases) in the yield to worst ratio would result in a lower (higher) fair value measurement.
These significant unobservable inputs are further disclosed in the Presentation of Portfolio Holdings for each respective Fund as applicable.
If third-party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, RIM may elect to obtain indicative market quotations (“broker quotes”) directly from the broker or passed through from a third-party vendor. In the event that the source of fair value is from a single source broker quote, these securities are classified as Level 3 per the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received on a daily basis, RIM does not have the transparency to view the underlying inputs which support the broker quotes. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. RIM is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third-party pricing vendors regarding the unobservable inputs used.
For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, a Level 3 reconciliation and an additional disclosure about fair value measurements, if any, has been included in the Presentation of Portfolio Holdings for each respective Fund.
Investment Transactions
Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost incurred within a particular Fund.
Investment Income
Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend, subsequent to the ex-dividend date. To the extent the dividend represents a return of capital or capital gain for tax purposes, reclassifications are made which may be based on management’s estimates. Interest income is recorded daily on the accrual basis. The Funds classify gains and losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income. Losses realized on principal paydowns may result in negative interest income on the Fund’s Statement of Operations if there is insufficient interest income to offset such losses. All premiums and discounts, including original issue discounts, are amortized/accreted using the effective interest method. Debt obligation securities may be placed in a non-accrual status and related interest income may be

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2024 (Unaudited)
790 Notes to Financial Statements
reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful.
Federal Income Taxes
Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (or losses) of the other Funds.
Each Fund intends to qualify or continue to qualify as a regulated investment company under Subchapter M of the Internal
Revenue Code of 1986, as amended (the “Code”) and intends to distribute all of its taxable income and capital gains. Therefore, no federal income tax provision is required for the Funds.
The Funds comply with the authoritative guidance for uncertainty in income taxes which requires management to determine whether a tax position of the Funds is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than
50% likelihood of being realized upon ultimate settlement with the relevant taxing authority. Management determined that no accruals need to be made in the financial statements due to uncertain tax positions. Management continually reviews and adjusts the Funds’ liability for income taxes based on analyses of tax laws and regulations, as well as their interpretations, and other relevant factors.
Each Fund files a U.S. tax return. As of April 30, 2024, the Funds had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ended October 31, 2020 through October 31,
2022, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Dividends and Distributions to Shareholders
For all Funds, income, capital gain distributions and return of capital, if any, are recorded on the ex-dividend date. Income distributions are generally declared and paid according to the following schedule:
The Funds intend to distribute substantially all of the distributions they receive from real estate investment trust (“REIT”)
investments, less expenses, as well as income from other investments. Such distributions may be comprised of income, return of capital, and capital gains. The Funds may also realize capital gains on the sale of REIT shares and other investments.
Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.
The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from U.S. GAAP. As a result, net investment income and net realized gain (or loss) on investments and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period.
Declared Payable Funds
Monthly Early in the following month Opportunistic Credit, Long Duration Bond, Strategic Bond,
Investment Grade Bond, Short Duration Bond, Tax-Exempt
High Yield Bond and Tax-Exempt Bond
Quarterly April, July, October and December Multifactor U.S. Equity, Equity Income, Sustainable Equity,
U.S. Strategic Equity, Global Infrastructure, Global Real Estate
Securities, Multi-Strategy Income and Multi-Asset Growth
Strategy
Annually Mid-December U.S. Small Cap Equity, International Developed
Markets, Multifactor International Equity, Global Equity,
Emerging Markets, Tax-Managed U.S. Large Cap, Tax-
Managed U.S. Mid & Small Cap, Tax-Managed International
Equity and Tax-Managed Real Assets

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2024 (Unaudited)
Notes to Financial Statements 791
The differences between tax regulations and U.S. GAAP primarily relate to investments in options, futures, forward contracts, swap contracts, passive foreign investment companies, foreign-denominated investments, mortgage-backed securities, certain securities sold at a loss, wash sale deferrals and capital loss carryforwards. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their NAVs.
Expenses
The Funds pay their own expenses other than those expressly assumed by RIM, the Funds’ adviser, or Russell Investments Fund
Services, LLC (“RIFUS”), the Funds’ administrator and transfer agent. Most expenses can be directly attributed to the individual
Funds. Expenses which cannot be directly attributed to a specific Fund are allocated among all Funds principally based on their relative net assets.
Class Allocation
Each of the Funds presented herein may offer certain of the following classes of shares: Class A, Class C, Class M, Class
R6, Class S, and Class Y. All share classes have identical voting, dividend, liquidation and other rights, preferences, powers, restrictions, limitations, qualifications and the same terms and conditions. The separate classes of shares differ principally in the applicable sales charges, transfer agent fees, distribution fees and shareholder servicing fees. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses), investment income and expenses, with the exception of class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.
Foreign Currency Translations
The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:
(a) Fair value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.
(b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.
Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities;
sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions;
the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the
U.S. dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in the exchange rates.
The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the period. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.
Capital Gains Taxes
The Funds may be subject to capital gains taxes and repatriation taxes imposed by certain countries in which they invest. The
Funds may record a deferred capital gains tax liability with respect to the unrealized appreciation on foreign securities for potential capital gains and repatriation taxes as of April 30, 2024. The accrual for capital gains and repatriation taxes is included in total distributable earnings (losses) in the Statements of Assets and Liabilities. The amounts related to capital gains and repatriation taxes are included in net realized gain (loss) on investments and change in unrealized gain (loss) on investments in the Statements of Operations.

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2024 (Unaudited)
792 Notes to Financial Statements
Derivatives
The Funds may invest in derivatives. Derivatives are instruments or agreements whose value is derived from an underlying security or index. They include, among others, options, futures, swaps and forwards. These instruments offer unique characteristics and risks that facilitate the Funds’ investment strategies.
The Funds typically use derivatives in three ways: exposing cash to markets, hedging and return enhancement. In addition, certain Funds may enter into foreign currency exchange contracts for trade settlement purposes. Certain Funds may pursue their strategy of being fully invested by exposing cash to the performance of appropriate markets by purchasing securities and/or derivatives. This is intended to cause such Funds to perform as though cash were actually invested in those markets.
Hedging may be used by certain Funds to limit or control risks, such as adverse movements in exchange rates and interest rates.
Return enhancement can be accomplished through the use of derivatives in a Fund, including using derivatives as a substitute for holding physical securities, and using them to express various macro views (e.g., interest rate movements, currency movements, and macro credit strategies). By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks include, but are not limited to, market risk, liquidity risk, leveraging risk, counterparty risk, basis risk, reinvestment risk, political risk, prepayment risk, extension risk, operational risk, legal risk, valuation risk and credit risk.
Futures, certain options and cleared swaps are traded or cleared on an exchange or central exchange clearing house. Exchange-
traded or exchange-cleared transactions generally present less counterparty risk to a Fund. The exchange’s clearing house stands between the Fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the clearing house and the clearing member. Cleared swap contracts are subject to clearing house rules, including initial and variation margin requirement, daily settlement of obligations and the clearing house guarantee of payments to the broker. There is, however, still counterparty risk due to the insolvency of the broker with respect to any margin held in the broker’s customer accounts.
While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral and margin requirements for exchange-
traded or exchange-cleared derivatives are established through regulation, as well as set by the broker or applicable clearing house. Margin for exchange-traded and exchange-cleared transactions are detailed in the Statements of Assets and Liabilities as receivables for variation margin on futures contracts and payables for variation margin on futures contracts. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of investments at fair value (securities) or receivable from broker. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as due to broker. Typically, the Funds and counterparties are not permitted to sell, repledge, rehypothecate or otherwise use collateral pledged by the other party unless explicitly permitted by each respective governing agreement.
The effects of derivative instruments, categorized by risk exposure, on the Statements of Assets and Liabilities and the Statements
of Operations, for the period ended April 30, 2024, if applicable, are disclosed in the Fair Value of Derivative Instruments table following each applicable Fund’s Schedule of Investments.
The financial derivative instruments outstanding as of period end on the Schedules of Investments and the amount of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed on the Fair Value of Derivative Instruments tables, serve as indicators of the volume of financial derivative activity for the Funds.
Foreign Currency Exchange Contracts
Certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“FX contracts”). From time to time, certain Funds may enter into FX contracts to hedge certain foreign currency-denominated assets.
FX contracts are recorded at fair value. Certain risks may arise upon entering into these FX contracts from the potential inability of counterparties to meet the terms of their FX contracts and are generally limited to the amount of unrealized gain on the FX contracts, if any, that are disclosed in the Statements of Assets and Liabilities.
For the period ended April 30, 2024, the following Funds entered into FX contracts primarily for the strategies listed below:

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2024 (Unaudited)
Notes to Financial Statements 793
Options
Certain Funds may purchase and sell (write) both call and put options on securities, securities indexes, foreign currencies and other assets. Such options are traded on a national securities exchange or in an OTC market. The Funds may also purchase and sell (write) call and put options on foreign currencies.
When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the
Fund’s Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current fair value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in the value of the underlying instrument above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying instrument.
When a Fund sells an uncovered call option, it does not simultaneously have a long position in the underlying security. When a Fund sells an uncovered put option, it does not simultaneously have a short position in the underlying security. Uncovered options are riskier than covered options because there is no underlying security held by the Fund that can act as a partial hedge.
Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option.
The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the
Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.
Certain Funds may enter into swaptions (an option on a swap). In a swaption, in exchange for an option, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying swap.
For the period ended April 30, 2024, the following Funds purchased or sold options primarily for the strategies listed below:
Funds Strategies
Multifactor International Equity Fund Return enhancement, hedging and exposing cash to markets
International Developed Markets Fund Return enhancement, hedging, exposing cash to markets, and trade settlement
Global Equity Fund Return enhancement, hedging, exposing cash to markets, and trade settlement
Emerging Markets Fund Return enhancement, hedging, exposing cash to markets, and trade settlement
Tax-Managed International Equity Fund Return enhancement, hedging, exposing cash to markets, and trade settlement
Tax-Managed Real Assets Fund Exposing cash to markets and trade settlement
Opportunistic Credit Fund Return enhancement and hedging
Long Duration Bond Fund Return enhancement and hedging
Strategic Bond Fund Return enhancement and hedging
Investment Grade Bond Fund Return enhancement and hedging
Short Duration Bond Fund Return enhancement and hedging
Global Infrastructure Fund Exposing cash to markets and trade settlement
Global Real Estate Securities Fund Exposing cash to markets and trade settlement
Multi-Strategy Income Fund Return enhancement and hedging
Multi-Asset Growth Strategy Fund Return enhancement and hedging
Funds Strategies
Short Duration Bond Fund Return enhancement and hedging
Multi-Strategy Income Fund Return enhancement, hedging, and exposing cash to markets
Multi-Asset Growth Strategy Fund Return enhancement, hedging, and exposing cash to markets

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2024 (Unaudited)
794 Notes to Financial Statements
Futures Contracts
Certain Funds may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts). The face or contract value of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in fair value of the securities held by the Funds and the prices of futures contracts, and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% to 10% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are typically required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.
For the period ended April 30, 2024, the following Funds entered into futures contracts primarily for the strategies listed below:
Swap Agreements
Certain Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis (i.e., the two payment streams are netted out, with the Funds receiving or paying only the net amount of the two payments). When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations to pay or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).
Certain Funds may enter into several different types of swap agreements including credit default, interest rate, total return (equity and/or index) and/or currency swaps. Credit default swaps are a counterparty agreement which allows the transfer of third-party credit risk (the possibility that an issuer will default on its obligation by failing to pay principal or interest in a timely manner)
from one party to another. The lender faces the credit risk from a third-party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments. Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and involve the exchange of a fixed or variable payment per period for a payment that is not fixed. Total return swaps are a counterparty agreement where two parties exchange two sets of cash flows on predetermined dates for an agreed upon amount of time. The cash flows will typically be an equity index value swapped with a floating rate such as SOFR plus or minus a pre-defined spread. Total return swap agreements are a counterparty agreement intended to expose cash to markets or to effect investment transactions consistent with those Funds’ investment objectives and strategies. Currency swaps are a counterparty agreement where two parties exchange specified amounts of different currencies which are followed by each
Funds Strategies
Multifactor U.S. Equity Fund Exposing cash to markets
Equity Income Fund Exposing cash to markets
Sustainable Equity Fund Exposing cash to markets
U.S. Strategic Equity Fund Exposing cash to markets
U.S. Small Cap Equity Fund Exposing cash to markets
Multifactor International Equity Fund Return enhancement, hedging, and exposing cash to markets
International Developed Markets Fund Return enhancement, hedging, and exposing cash to markets
Global Equity Fund Return enhancement, hedging, and exposing cash to markets
Emerging Markets Fund Return enhancement, hedging, and exposing cash to markets
Tax-Managed U.S. Large Cap Fund Exposing cash to markets
Tax-Managed U.S. Mid & Small Cap Fund Exposing cash to markets
Tax-Managed International Equity Fund Return enhancement, hedging, and exposing cash to markets
Tax-Managed Real Assets Fund Exposing cash to markets
Opportunistic Credit Fund Return enhancement, hedging, and exposing cash to markets
Long Duration Bond Fund Return enhancement, hedging, and exposing cash to markets
Strategic Bond Fund Return enhancement, hedging, and exposing cash to markets
Investment Grade Bond Fund Return enhancement, hedging, and exposing cash to markets
Short Duration Bond Fund Return enhancement, hedging, and exposing cash to markets
Tax-Exempt High Yield Bond Fund Return enhancement and hedging
Tax-Exempt Bond Fund Return enhancement and hedging
Global Infrastructure Fund Exposing cash to markets
Global Real Estate Securities Fund Exposing cash to markets
Multi-Strategy Income Fund Return enhancement, hedging, and exposing cash to markets
Multi-Asset Growth Strategy Fund Return enhancement, hedging, and exposing cash to markets

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2024 (Unaudited)
Notes to Financial Statements 795
paying the other a series of interest payments that are based on the principal cash flow. At maturity the principal amounts are returned.
The Funds generally expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date, or for return enhancement. Under most swap agreements entered into by a Fund, the parties’ obligations are determined on a
“net basis”. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction.
A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt.
Credit Default Swaps
Certain Funds may enter into credit default swaps. A credit default swap can refer to corporate issues, government issues, asset-
backed securities or an index of assets, each known as the reference entity or underlying asset. Funds may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the seller may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the
Funds may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, the Funds would enter into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow the Funds to acquire or reduce credit exposure to a particular issuer, asset or basket of instruments.
As the seller of protection in a credit default swap, a Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default
(or other specified credit event) and the counterparty would be required to surrender the reference debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As a seller of protection, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.
Certain Funds may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held in their portfolios or to take a short position in a debt security, in which case the Fund would function as the counterparty referenced in the preceding paragraph.
If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (i.e., the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Funds own or have exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.
Deliverable obligations for credit default swaps on asset-backed securities in most instances are limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. Certain Funds may use credit default swaps on asset-backed securities to provide a measure of protection against defaults (or other defined credit events) of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default
(or another defined credit event).
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2024 (Unaudited)
796 Notes to Financial Statements
representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and, for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.
Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues as of period-end are disclosed in the Schedules of Investments and generally serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-
backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of April 30,
2024, for which a Fund is the seller of protection, are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a
Fund for the same referenced entity or entities.
Credit default swaps could result in losses if the Funds do not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Funds had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. A Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, a Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by a Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.
If the creditworthiness of a Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Funds will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Funds will be able to do so, the Funds may be able to reduce or eliminate their exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party. The Funds may have limited ability to eliminate their exposure under a credit default swap if the credit quality of the reference entity or underlying asset has declined.
For the period ended April 30, 2024, the following Funds entered into credit default swaps primarily for the strategies listed below:
Funds Strategies
Strategic Bond Fund Return enhancement, hedging, and exposing cash to markets
Short Duration Bond Fund Return enhancement and hedging
Multi-Strategy Income Fund Return enhancement, hedging, and exposing cash to markets
Multi-Asset Growth Strategy Fund Return enhancement, hedging, and exposing cash to markets

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2024 (Unaudited)
Notes to Financial Statements 797
Interest Rate Swaps
Certain Funds may enter into interest rate swaps. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If RIM or a money manager using this technique is incorrect in its forecast of fair values, interest rates and other applicable factors, the investment performance of a Fund might diminish compared to what it would have been if this investment technique were not used.
Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make. Interest rate swaps are traded on exchanges and are subject to central clearing. If the clearing house or futures commission merchant defaults, a Fund’s risk of loss consists of the net amount of interest payments that a Fund is contractually entitled to receive. The counterparty risk for cleared derivatives is generally lower than for uncleared derivatives. However, clearing may subject a Fund to increased costs or margin requirements.
For the period ended April 30, 2024, the following Funds entered into interest rate swaps primarily for the strategies listed below:
Total Return Swaps
Certain Funds may enter into total return swap agreements to expose cash to markets or to effect investment transactions. Total return swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard total return swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments.
The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e., a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).
For the period ended April 30, 2024, the Funds did not enter into any total return swaps.
Currency Swaps
Certain Funds may enter into currency swap agreements to enhance returns or for hedging purposes. Currency swap agreements are agreements where two parties exchange specified amounts of different currencies which are followed by paying the other a series of interest payments that are based on the principal cash flow. At maturity, the principal amounts are exchanged.
For the period ended April 30, 2024, the Funds did not enter into any currency swaps.
Master Agreements
Certain Funds are parties to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master
Agreements”) with counterparties that govern transactions in OTC derivative and foreign exchange contracts entered into by the
Funds and those counterparties. The ISDA Master Agreements contain provisions for, among other things, general obligations, representations, agreements, collateral and events of default or termination. Events of termination and default include conditions that may entitle either party to elect to terminate early and cause settlement of all outstanding transactions under the applicable
ISDA Master Agreement. Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different ISDA Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the ISDA Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.
Funds Strategies
Strategic Bond Fund Return enhancement and hedging
Short Duration Bond Fund Return enhancement and hedging

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2024 (Unaudited)
798 Notes to Financial Statements
Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between a Fund and select counterparties.
The Master Repo Agreements contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase and reverse repurchase agreements.
Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery by and between a Fund and select counterparties. The Master Forward Agreements contain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.
Disclosure about Offsetting Assets and Liabilities
Balance sheet offsetting disclosure is based on various netting agreements between brokers and counterparties, such as ISDA
Master Agreements, Master Repo Agreements and Master Forward Agreements. Certain Funds utilize multiple counterparties.
The quantitative disclosure begins with disaggregation of counterparties by legal entity and the roll up of the data to reflect a single counterparty in the table within the Funds’ financial statements. Net exposure represents the net receivable (payable)
that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same Master Agreement with the same legal entity.
Loan Agreements
Certain Funds may invest in direct debt instruments, which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Funds’ investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the
“agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Funds have the right to receive payments of principal, interest and any fees to which they are entitled only from the agent selling the loan agreement and only upon receipt by the agent of payments from the borrower.
The Funds generally have no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Funds may be subject to the credit risk of both the borrower and the agent that is selling the loan agreement. When the Funds purchase assignments from agents they acquire direct rights against the borrower on the loan.
Local Access Products
Certain Funds may invest in local access products, also known as certificates of participation, participation notes or participation interest notes. Local access products are issued by banks or broker-dealers and are designed to replicate the performance of foreign companies or foreign securities markets and can be used by the Fund as an alternative means to access the securities market of a frontier emerging market country. The performance results of local access products will not replicate exactly the performance of the foreign companies or foreign securities markets that they seek to replicate due to transaction and other expenses. Investments in local access products involve certain risks in addition to those associated with a direct investment in the underlying foreign companies or foreign securities markets whose return they seek to replicate. There can be no assurance that there will be a trading market or that the trading price of local access products will equal the underlying value of the foreign company or foreign securities market that it seeks to replicate. The Funds rely on the creditworthiness of the counterparty issuing the local access products and have no rights against the issuer of the underlying security. The Funds seek to minimize this risk by entering into agreements only with counterparties that RIM deems creditworthy. Due to liquidity and transfer restrictions, the secondary markets on which the local access products are traded may be less liquid than the markets for other securities, or may be completely illiquid.
Credit Linked Notes
Certain Funds may invest in credit linked notes. Credit linked notes are obligations between two or more parties where the payment of principal and/or interest is based on the performance of some obligation, basket of obligations, index or economic indicator (a “reference instrument”). In addition to the credit risk associated with the reference instrument and interest rate risk, the buyer and seller of a credit linked note or similar structured investment are subject to counterparty risk.

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2024 (Unaudited)
Notes to Financial Statements 799
Short Sales
The Sustainable Equity, U.S. Strategic Equity and U.S. Small Cap Equity Funds may enter into short sale transactions. In a short sale, the seller sells a security that it does not own, typically a security borrowed from a broker or dealer. Because the seller remains liable to return the underlying security that it borrowed from the broker or dealer, the seller must purchase the security prior to the date on which delivery to the broker or dealer is required. A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund must return the borrowed security. A Fund will realize a gain if the security declines in price between those dates. Short sales expose a Fund to the risk of liability for the fair value of the security that is sold (the amount of which increases as the fair value of the underlying security increases), in addition to the costs associated with establishing, maintaining and closing out the short position.
Although a Fund’s potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. When a Fund makes a short sale, the Fund may use all or a portion of the cash proceeds of short sales to purchase other securities or for any other permissible Fund purpose. Each of the Sustainable Equity Fund, U.S. Strategic Equity
Fund and U.S. Small Cap Equity Fund may engage in short sale transactions that are effected through State Street Bank and Trust
Company (“State Street”) but reserve the right to engage in short sale transactions through one or more other counterparties. For short sale transactions effected through State Street, the Funds typically expect to collateralize short sale transactions through the Funds’ respective reciprocal lending activity with State Street (i.e., short sale transactions are collateralized by securities loaned to State Street for purposes of securities lending activities). The Funds may also deliver cash to State Street for purposes of collateralizing their short sales transactions or “memo pledge” securities as collateral, whereby assets are designated as collateral by State Street on State Street’s books but remain in a Fund’s custody account. Similar to the risks generally applicable to securities lending arrangements, participation in the reciprocal lending program subjects these Funds to the risk that State
Street could fail to return a security lent to it by a Fund, or fail to return the Fund’s cash collateral, a risk which would increase with any decline in State Street’s credit profile. However, the impact of State Street’s failure to return a security lent to it by a
Fund, or failure to return a Fund’s cash collateral, would be mitigated by the Fund’s right under such circumstances to decline to return the securities the Fund initially borrowed from State Street with respect to its short sale transactions. This risk may be heightened during periods of market stress and volatility, particularly if the type of collateral provided is different than the type of security borrowed (e.g., cash is provided as collateral for a loan of an equity security). To the extent necessary to meet collateral requirements associated with a short sale transaction involving a counterparty other than State Street, the Funds are required to pledge assets in a segregated account maintained by the Funds’ custodian for the benefit of the broker. The Funds may also use securities they own to meet any such collateral obligations. These requirements may result in the Funds being unable to purchase or sell securities or instruments when it would otherwise be favorable to do so, or in the Funds needing to sell holdings at a disadvantageous time to satisfy their obligations.
If the Fund’s prime broker fails to make or take delivery of a security as part of a short sale transaction, or fails to make a cash settlement payment, the settlement of the transaction may be delayed and the Fund may lose money.
As of April 30, 2024, the Funds had securities on loan through the reciprocal lending program with a market value as follows:
As of April 30, 2024, the Funds held collateral for short sales as follows:
Funds Amount
Sustainable Equity Fund
$ 12,920,943
U.S. Strategic Equity Fund
133,304,061
U.S. Small Cap Equity Fund
34,817,990
Funds Amount
Sustainable Equity Fund
$ 18,975,189
U.S. Strategic Equity Fund
208,036,265
U.S. Small Cap Equity Fund
50,527,593

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2024 (Unaudited)
800 Notes to Financial Statements
Securities Lending
The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3%
of each Fund’s total assets. The maturity associated with these securities is considered continuous. The Fund receives cash (U.S.
currency), U.S. government or U.S. government agency obligations as collateral against the loaned securities. The collateral cannot be resold, repledged or rehypothecated. As of April 30, 2024, to the extent that a loan was collateralized by cash, such collateral was invested by the securities lending agent, Goldman Sachs Agency Lending (“GSAL”), in the U.S. Cash Collateral
Fund, an unregistered fund advised by RIM. The collateral received is recorded on a lending Fund’s Statement of Assets and
Liabilities along with the related obligation to return the collateral.
Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers, is divided between the Fund and the securities lending agent and is reported as securities lending income on the Fund’s Statement of
Operations. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders’ fees, which are divided between the Fund and the securities lending agent and are recorded as securities lending income for the Fund.
All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-
U.S. securities) of the fair value of the loaned securities at the inception of each loan. The fair value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next day.
Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral.
Emerging Markets Securities
Certain Funds may invest in emerging markets securities. Investing in emerging markets securities can pose some risks different from, and greater than, risks of investing in U.S. or developed markets securities. These risks include: a risk of loss due to exposure to economic structures that are generally less diverse and mature, and to political systems which may have less stability, than those of more developed countries; smaller market capitalization of securities markets, which may suffer periods of relative illiquidity (including as a result of a significant reduction in the number of market participants or transactions); significant price volatility; restrictions on foreign investment; possible difficulties in the repatriation of investment income and capital including as a result of the closure of securities markets in an emerging market country; and generally, less stringent investor protection standards as compared with investments in U.S. or other developed market equity securities. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Funds. Emerging market securities may be subject to currency transfer restrictions and may experience delays and disruptions in settlement procedures for such securities. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. Emerging market countries may be more likely to experience the imposition of economic sanctions by foreign governments. In addition, emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, all material information may not be available or reliable. U.S.
regulatory authorities’ ability to enforce legal and/or regulatory obligations against individuals or entities, and shareholders’
ability to bring derivative litigation or otherwise enforce their legal rights, in emerging market countries may be limited.
Emerging Markets Debt
Certain Funds may invest in emerging markets debt. A Fund’s emerging markets debt securities may include obligations of governments and corporations. As with any fixed income securities, emerging markets debt securities are subject to the risk of being downgraded in credit rating due to the risk of default. In the event of a default on any investments in foreign debt obligations, it may be more difficult for a Fund to obtain or to enforce a judgment against the issuers of such securities. With respect to debt issued by emerging market governments, such issuers may be unwilling to pay interest and repay principal when due, potentially due either to an inability to pay or submission to political pressure not to pay, and as a result may default, declare temporary suspensions of interest payments or require that the conditions for payment be renegotiated.

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2024 (Unaudited)
Notes to Financial Statements 801
Repurchase Agreements
Certain Funds may enter into repurchase agreements. A repurchase agreement is an agreement under which a Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally within a few days or weeks). The resale price reflects an agreed upon interest rate effective for the period the security is held by a Fund and is unrelated to the interest rate on the security. The securities acquired by a Fund constitute collateral for the repurchase obligation. In these transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and must be held by the custodian bank until repurchased. A Fund will not invest more than 15% of its net assets (taken at current fair value) in repurchase agreements maturing in more than seven days.
Mortgage-Related and Other Asset-Backed Securities
Certain Funds may invest in mortgage or other asset-backed securities (“ABS”). These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”). Specific types of instruments may include reverse mortgages, mortgage pass-through securities, collateralized mortgage obligations (“CMO”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of a Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Fund has exposure to prime loans, subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to prime, subprime, Alt-A and non-conforming mortgage loans may be susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.
Mortgage-Backed Securities
MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of a Fund’s portfolio at the time resulting in reinvestment risk.
Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of
MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.
MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.
Agency Mortgage-Backed Securities
Certain MBS may be issued or guaranteed by the U.S. government or a government sponsored entity, such as Fannie Mae
(the Federal National Mortgage Association) or Freddie Mac (the Federal Home Loan Mortgage Corporation). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.
Privately Issued Mortgage-Backed Securities
MBS held by a Fund may be issued by private issuers including commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-agency MBS may offer higher yields than those issued by government agencies, but also may be subject to greater price changes than governmental issues. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2024 (Unaudited)
802 Notes to Financial Statements
payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or nonconforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.
Unlike agency MBS issued or guaranteed by the U.S. government or a government-sponsored entity (e.g., Fannie Mae and
Freddie Mac), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or tranches, with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of reserve funds (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and overcollateralization (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.
Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in a Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.
Asset-Backed Securities
ABS may include MBS, loans, receivables or other assets. The value of the Funds’ ABS may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the credit worthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.
Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities.
Rising or high interest rates tend to extend the duration of ABS, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying ABS have become an increasing risk for ABS that are secured by home equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.
ABS (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. ABS are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and
(ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2024 (Unaudited)
Notes to Financial Statements 803
the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Funds will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets.
Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of ABS may be affected by legislative or regulatory developments. It is possible that such developments may require the Funds to dispose of any then-existing holdings of such securities.
Forward Commitments
Certain Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and may realize short-term gains (or losses) upon such sale. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.
Certain Funds may invest in to-be-announced (“TBA”) mortgage-backed securities. A TBA security is a forward mortgage-
backed securities trade in which a seller agrees to issue a TBA mortgage-backed security at a future date. The securities are purchased and sold on a forward commitment basis with an approximate principal amount and maturity date. A Fund may enter into TBA commitments to purchase securities and/or enter into TBA sale commitments to hedge its portfolio positions, to sell securities it owns under delayed delivery arrangements, or take a short position in mortgage-backed securities. Due to timing differences, TBAs may be reflected as Securities Sold Short in the Schedule of Investments. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned. These securities are within the parameters of industry “good delivery” standards.
Inflation-Indexed Bonds
Certain Funds may invest in inflation-indexed securities, which are typically bonds or notes designed to provide a return higher than the rate of inflation (based on a designated index) if held to maturity. A common type of inflation-indexed security is a U.S.
Treasury Inflation-Protected Security (“TIPS”). The principal of a TIPS increases with inflation and decreases with deflation, as measured by the Consumer Price Index. When a TIPS matures, the adjusted principal or original principal is paid, whichever is greater. TIPS pay interest twice a year, at a fixed rate. The rate is applied to the adjusted principal; so, like the principal, interest payments rise with inflation and fall with deflation.
Guarantees
In the normal course of business, the Funds may enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.
Market, Credit and Counterparty Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the Funds’ financial statements (the “Assets”). The Assets consist principally of cash due from counterparties and investments. The extent of the Funds’ exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.
Global economies and financial markets are increasingly interconnected and political and economic conditions (including instability and volatility due to international trade disputes) and events (including natural disasters, pandemics, epidemics, social unrest and government shutdowns) in one country, region or financial market may adversely impact issuers in a different

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2024 (Unaudited)
804 Notes to Financial Statements
country, region or financial market. As a result, issuers of securities held by a Fund may experience significant declines in the value of their assets and even cease operations. This could occur whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected. Such conditions and/or events may not have the same impact on all types of securities and may expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held. This could cause a Fund to underperform other types of investments.
From time to time, outbreaks of infectious illness, public health emergencies and other similar issues (“public health events”)
may occur in one or more countries around the globe. Such public health events have had significant impacts on both the country in which the event is first identified as well as other countries in the global economy. Public health events have reduced consumer demand and economic output in one or more countries subject to the public health event, resulted in restrictions on trading and market closures (including for extended periods of time), increased substantially the volatility of financial markets, and, more generally, have had a significant negative impact on the economy of the country or countries subject to the public health event.
Public health events have also adversely affected the global economy, global supply chains and the securities in which the Funds invest across a number of industries, sectors and asset classes. The extent of the impact depends on, among other factors, the scale and duration of any such public health event. Public health events have resulted in the governments of affected countries taking potentially significant measures to seek to mitigate the transmission of the infectious illness or other public health issue including, among other measures, imposing travel restrictions and/or quarantines and limiting the operations of non-essential businesses. Any of these events could adversely affect a Fund’s investments and performance, including by exacerbating other pre-existing political, social and economic risks. Governmental authorities and other entities may respond to such events with fiscal and/or monetary policy changes. It is not guaranteed that these policy changes will have their intended effect and it is possible that the implementation of or subsequent reversal of such policy changes could increase volatility in financial markets, which could adversely affect a Fund’s investments and performance.
Russia’s large-scale invasion of Ukraine in early 2022 and the geo-political events that followed have impacted the Funds’
operations. The Funds are restricted from trading and repatriating any currency or securities denominated in Russian Rubles, therefore the fair value of Russian securities held by the Funds were valued at zero shortly after the invasion. Certain of these securities may have produced income prior to the onset of the conflict, but are considered non-income producing until income balances are able to be repatriated in the future.
3. Investment Transactions
Securities
During the period ended April 30, 2024, the Funds’ purchases and sales of investment securities (excluding U.S. government and agency obligations, short-term investments, options and repurchase agreements) were as follows:
Funds Purchases Sales
Multifactor U.S. Equity Fund $ 56 , 112 , 277 $ 246 , 058 , 028
Equity Income Fund 2 9, 548 , 583 46 , 602 , 591
Sustainable Equity Fund 46 , 513 , 016 65 , 526 , 935
U.S. Strategic Equity Fund 645 , 086 , 488 959 , 272 , 361
U.S. Small Cap Equity Fund 302 , 548 , 865 367 , 896 , 424
Multifactor International Equity Fund 23 , 527 , 001 117 , 156 , 984
International Developed Markets Fund 121 , 923 , 422 280 , 414 , 741
Global Equity Fund 413 , 870 , 401 279 , 283 , 006
Emerging Markets Fund 235 , 857 , 239 337 , 136 , 720
Tax-Managed U.S. Large Cap Fund 852 , 750 , 003 736 , 292 , 594
Tax-Managed U.S. Mid & Small Cap Fund 367 , 607 , 219 322 , 717 , 859
Tax-Managed International Equity Fund 473 , 538 , 251 418 , 593 , 705
Tax-Managed Real Assets Fund 245 , 508 , 508 169 , 503 , 507
Opportunistic Credit Fund 145 , 269 , 201 225 , 111 , 236
Long Duration Bond Fund 3 , 891 , 006 6 , 035 , 911
Strategic Bond Fund 625 , 603 , 015 334 , 648 , 531
Investment Grade Bond Fund 191 , 728 , 682 164 , 684 , 593
Short Duration Bond Fund 136 , 409 , 314 138 , 068 , 260
Tax-Exempt High Yield Bond Fund 278 , 759 , 881 117 , 153 , 155
Tax-Exempt Bond Fund 1 , 126 , 121 , 635 756 , 046 , 279

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2024 (Unaudited)
Notes to Financial Statements 805
During the period ended April 30, 2024, the Funds’ purchases and sales of U.S. government and agency obligations (excluding short-term investments, options and repurchase agreements) were as follows:
4. Related Party Transactions, Fees and Expenses
Adviser, Administrator, Transfer and Dividend Disbursing Agent
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Funds. From its advisory fees received from the Funds, RIM, as agent for RIC, pays all fees to the money managers for their investment advisory services. Each money manager has agreed that it will look only to RIM for the payment of the money manager’s fee, after RIC has paid RIM. Fees paid to the money managers are not affected by any voluntary or statutory expense limitations. RIFUS is the
Funds’ administrator and transfer agent. RIFUS, in its capacity as the Funds’ administrator, provides or oversees the provision of all administrative services for the Funds. RIFUS, in its capacity as the Funds’ transfer agent and dividend disbursing agent, is responsible for providing transfer agency and dividend disbursing services to the Funds. RIFUS is a wholly-owned subsidiary of RIM. RIM is an indirect, wholly-owned subsidiary of Russell Investments Group, Ltd.
The Funds are permitted to invest their cash (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the U.S. Cash Management Fund, an unregistered fund advised by RIM. RIM has waived its 0.05% advisory fee for the unregistered fund. RIFUS charges a 0.05% administrative fee to the unregistered fund. Each Fund’s investment in the U.S. Cash Management Fund is disclosed within the Fund’s Schedule of Investments. In addition, all or a portion of the collateral received from the Investment Company’s securities lending program is invested in the U.S. Cash Collateral Fund, an unregistered fund advised by RIM. RIM charges a management fee of 0.12% to this unregistered fund. Out of the management fee, RIM pays certain expenses of the unregistered fund, including an administrative fee of 0.025% to RIFUS. RIM retains the balance of the management fee. Each Fund’s investment in the U.S. Cash Collateral Fund is disclosed within the Fund’s
Schedule of Investments.
An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or which the Fund controls, is controlled by or is under common control with. See each Fund’s Related Party Transactions, Fees and Expenses for
disclosure of transactions with affiliated companies.
Each of the Funds pays the following annual advisory fee directly to RIM, billed monthly on a pro rata basis and calculated as a specified percentage of the average daily net assets of each of the Funds:
Funds Purchases Sales
Global Infrastructure Fund 136 , 785 , 933 89 , 216 , 619
Global Real Estate Securities Fund 154 , 831 , 559 178 , 931 , 566
Multi-Strategy Income Fund 107 , 550 , 120 154 , 473 , 408
Multi-Asset Growth Strategy Fund 219 , 905 , 369 262 , 133 , 931
Funds Purchases Sales
U.S. Small Cap Equity Fund $ — $ 936 , 989
Opportunistic Credit Fund — 432,350
Long Duration Bond Fund 60,619,235 31,225,424
Strategic Bond Fund 181,241,111 487,848,104
Investment Grade Bond Fund 196,736,078 311,136,036
Short Duration Bond Fund 84,102,631 103,634,349
Multi-Asset Growth Strategy Fund 1,643,730 9,186,252
Funds Asset Level
Fee Prior to
March 1, 2024
Fee Effective
March 1, 2024
Multifactor U.S. Equity Fund All assets .30% .30%
Equity Income Fund All assets .55% .55%
Sustainable Equity Fund All assets .55% .55%
U.S. Strategic Equity Fund First $1 billion .75% .58%
Next $2 billion .71% .54%

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2024 (Unaudited)
806 Notes to Financial Statements
Funds Asset Level
Fee Prior to
March 1, 2024
Fee Effective
March 1, 2024
Next $3 billion .68% .51%
In excess of $6 billion .66% .49%
U.S. Small Cap Equity Fund All assets .70% .70%
Multifactor International Equity Fund All assets .45% .45%
International Developed Markets Fund All assets .70% .70%
Global Equity Fund First $1 billion .95% .73%
Next $2 billion .91% .69%
Next $3 billion .88% .66%
In excess of $6 billion .86% .64%
Emerging Markets Fund First $1 billion 1.15% .93%
Next $2 billion 1.11% .89%
Next $3 billion 1.08% .86%
In excess of $6 billion 1.06% .84%
Tax-Managed U.S. Large Cap Fund First $1 billion .70% .70%
Next $2 billion .66% .66%
Next $3 billion .63% .63%
Next $2 billion .61% .61%
In excess of $8 billion .59% .59%
Tax-Managed U.S. Mid & Small Cap Fund First $1 billion .98% .98%
Next $2 billion .94% .94%
Next $3 billion .91% .91%
In excess of $6 billion .89% .89%
Tax-Managed International Equity Fund First $1 billion .85% .85%
Next $2 billion .81% .81%
Next $3 billion .78% .78%
In excess of $6 billion .76% .76%
Tax-Managed Real Assets Fund First $1 billion .85% .85%
Next $2 billion .81% .81%
Next $3 billion .78% .78%
In excess of $6 billion .76% .76%
Opportunistic Credit Fund First $1 billion 1.00% .58%
Next $2 billion .96% .54%
Next $3 billion .93% .51%
In excess of $6 billion .91% .49%
Long Duration Bond Fund All assets .15% .15%
Strategic Bond Fund First $1 billion .50% .40%
Next $2 billion .46% .36%
Next $3 billion .43% .33%
In excess of $6 billion .41% .31%
Investment Grade Bond Fund All assets .25% .25%
Short Duration Bond Fund First $1 billion .45% .35%
Next $2 billion .41% .31%
Next $3 billion .38% .28%
In excess of $6 billion .36% .26%
Tax-Exempt High Yield Bond Fund All assets .50% .47%
Tax-Exempt Bond Fund All assets .30% .30%

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2024 (Unaudited)
Notes to Financial Statements 807
The annual administrative fee of up to 0.05% specified in the table below is based on the average daily net assets of each Fund and is payable monthly to RIFUS.
* Administrative fees are assessed on total Fund assets based on a tiered fee schedule.
Funds Asset Level
Fee Prior to
March 1, 2024
Fee Effective
March 1, 2024
Global Infrastructure Fund First $1 billion 1.25% .85%
Next $2 billion 1.21% .81%
Next $3 billion 1.18% .78%
In excess of $6 billion 1.16% .76%
Global Real Estate Securities Fund First $1 billion .80% .80%
Next $2 billion .76% .76%
Next $3 billion .73% .73%
In excess of $6 billion .71% .71%
Multi-Strategy Income Fund First $1 billion .75% .53%
Next $2 billion .71% .49%
Next $3 billion .68% .46%
In excess of $6 billion .66% .44%
Multi-Asset Growth Strategy Fund First $1 billion .85% .72%
Next $2 billion .81% .68%
Next $3 billion .78% .65%
In excess of $6 billion .76% .63%
Funds Administrator*
Multifactor U.S. Equity Fund .05%
Equity Income Fund .05
Sustainable Equity Fund .05
U.S. Strategic Equity Fund .05
U.S. Small Cap Equity Fund .05
Multifactor International Equity Fund .05
International Developed Markets Fund .05
Global Equity Fund .05
Emerging Markets Fund .05
Tax-Managed U.S. Large Cap Fund .05
Tax-Managed U.S. Mid & Small Cap Fund .05
Tax-Managed International Equity Fund .05
Tax-Managed Real Assets Fund .05
Opportunistic Credit Fund .05
Long Duration Bond Fund .05
Strategic Bond Fund .05
Investment Grade Bond Fund .05
Short Duration Bond Fund .05
Tax-Exempt High Yield Bond Fund .05
Tax-Exempt Bond Fund .05
Global Infrastructure Fund .05
Global Real Estate Securities Fund .05
Multi-Strategy Income Fund .05
Multi-Asset Growth Strategy Fund .05

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2024 (Unaudited)
808 Notes to Financial Statements
The following shows the respective totals for advisory and administrative fees for the period ended April 30, 2024.
RIM has agreed to certain waivers of its advisory fees as follows:
For the Multifactor U.S. Equity Fund, RIM had contractually agreed, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses, to the extent such direct Fund-level expenses exceed 0.35% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement was in effect until February 29, 2024.
Direct Fund-level expenses for the Multifactor U.S. Equity Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, infrequent and/or unusual expenses, or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended April 30, 2024 was $111,539. There were no reimbursements for the period ended April 30, 2024.
For the Equity Income Fund, RIM has contractually agreed, until February 28, 2025, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses, to the extent such direct Fund-level expenses exceed 0.67% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Equity Income Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, infrequent and/or unusual expenses (including litigation expenses), or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.
The total amount of the waiver for the period ended April 30, 2024 was $58,972. There were no reimbursements for the period ended April 30, 2024.
For the Sustainable Equity Fund, RIM has contractually agreed, until February 28, 2025, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses, excluding dividend and interest expenses on short sales, to the extent that direct Fund-level expenses exceed 0.67% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct
Fund-level expenses for the Sustainable Equity Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, infrequent and/or unusual expenses (including litigation expenses), or the expenses of other investment companies in which the
Funds Advisory Administrative
Multifactor U.S. Equity Fund
$ 841 , 879 $ 135 , 245
Equity Income Fund
511 , 708 44 , 837
Sustainable Equity Fund
499 , 187 43 , 740
U.S. Strategic Equity Fund
10 , 229 , 615 743 , 973
U.S. Small Cap Equity Fund
2 , 984 , 574 205 , 469
Multifactor International Equity Fund
551 , 279 59 , 042
International Developed Markets Fund
3 , 635 , 994 250 , 329
Global Equity Fund
7 , 513 , 141 423 , 149
Emerging Markets Fund
3 , 969 , 558 178 ,00 0
Tax-Managed U.S. Large Cap Fund
25 , 500 , 400 1 , 917 , 832
Tax-Managed U.S. Mid & Small Cap Fund
7 , 211 , 821 359 , 503
Tax-Managed International Equity Fund
13 , 894 , 273 818 , 469
Tax-Managed Real Assets Fund
3 , 789 , 893 214 , 866
Opportunistic Credit Fund
1 , 830 , 492 102 , 708
Long Duration Bond Fund
183 , 885 59 , 081
Strategic Bond Fund
4 , 960 , 904 537 , 928
Investment Grade Bond Fund
1 , 401 , 150 270 , 110
Short Duration Bond Fund
812 , 662 94 , 012
Tax-Exempt High Yield Bond Fund
4 , 431 , 262 436 , 211
Tax-Exempt Bond Fund
7 , 669 , 375 1 , 231 , 996
Global Infrastructure Fund
1 , 674 , 322 72 , 52 4
Global Real Estate Securities Fund
1 , 567 , 257 94 , 415
Multi-Strategy Income Fund
1 , 072 , 465 76 , 435
Multi-Asset Growth Strategy Fund
2 , 316 , 310 138 , 524

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2024 (Unaudited)
Notes to Financial Statements 809
Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended April 30, 2024 was
$75,323. There were no reimbursements for the period ended April 30, 2024.
For the U.S. Strategic Equity Fund, RIM has entered into a contractual fee waiver agreement, until February 28, 2025, that results in an effective advisory fee not to exceed 0.47%. This waiver may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended April 30, 2024 was $2,788,743.
For the Multifactor International Equity Fund, RIM has contractually agreed, until February 28, 2025, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses, to the extent such direct Fund-
level expenses exceed 0.64% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Multifactor
International Equity Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, infrequent and/or unusual expenses (including litigation expenses), or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended April 30, 2024 was $177,776. There were no reimbursements for the period ended April 30, 2024.
For the International Developed Markets Fund, RIM has entered into a contractual fee waiver agreement, until February 28,
2025, to waive 0.02% of its advisory fee for the Fund. This waiver may not be terminated during the relevant period except with
Board approval. The total amount of the waiver for the period ended April 30, 2024 was $136,690.
For the Global Equity Fund, RIM has entered into a contractual fee waiver agreement, until February 28, 2025, that results in an effective advisory fee not to exceed 0.68%. This waiver may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended April 30, 2024 was $1,497,350.
For the Emerging Markets Fund, RIM has entered into a contractual fee waiver agreement, until February 28, 2025, that results in an effective advisory fee not to exceed 0.83%. This waiver may not be terminated during the relevant period except with
Board approval. The total amount of the waiver for the period ended April 30, 2024 was $901,599.
For the Tax-Managed U.S. Large Cap Fund, RIM has entered into a contractual fee waiver agreement, until February 28, 2025, that results in an effective advisory fee not to exceed 0.65%. This waiver may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended April 30, 2024 was $0.
For the Tax-Managed U.S. Mid & Small Cap Fund, RIM has entered into a contractual fee waiver agreement, until February 28,
2025, that results in an effective advisory fee not to exceed 0.96%. This waiver may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended April 30, 2024 was $42,065.
For the Tax-Managed International Equity Fund, RIM has entered into a contractual fee waiver agreement, until February 28,
2025, that results in an effective advisory fee not to exceed 0.74%. This waiver may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended April 30, 2024 was $1,415,162.
For the Tax-Managed Real Assets Fund, RIM has entered into a contractual fee waiver agreement, until February 28, 2025, that results in an effective advisory fee not to exceed 0.76%. This waiver may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended April 30, 2024 was $406,368.
For the Opportunistic Credit Fund, RIM has entered into a contractual fee waiver agreement, until February 28, 2025, that results in an effective advisory fee not to exceed 0.52%. This waiver may not be terminated during the relevant period except with
Board approval. The total amount of the waiver for the period ended April 30, 2024 was $735,075.
For the Long Duration Bond Fund, RIM has contractually agreed, until February 28, 2025, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses, to the extent such direct Fund-level expenses exceed 0.34% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Long Duration Bond
Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, infrequent and/or unusual expenses (including litigation expenses), or the expenses of other investment companies in which the Fund invests which are borne indirectly by the
Fund. The total amount of the waiver for the period ended April 30, 2024 was $112,121. There were no reimbursements for the period ended April 30, 2024.

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2024 (Unaudited)
810 Notes to Financial Statements
For the Strategic Bond Fund, RIM has entered into a contractual fee waiver agreement, until February 28, 2025, that results in an effective advisory fee not to exceed 0.34%. This waiver may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended April 30, 2024 was $1,098,146.
For the Investment Grade Bond Fund, RIM has entered into a contractual fee waiver agreement, until February 28, 2025, to waive 0.01% of its 0.25% advisory fee for the Fund. This waiver may not be terminated during the relevant period except with
Board approval. The total amount of the waiver for the period ended April 30, 2024 was $213,165.
For the Short Duration Bond Fund, RIM has entered into a contractual fee waiver agreement, until February 28, 2025, that results in an effective advisory fee not to exceed 0.31%. This waiver may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended April 30, 2024 was $213,179.
For the Tax-Exempt High Yield Bond Fund, RIM has entered into a contractual fee waiver agreement, until February 28, 2025, to waive 0.12% of its advisory fee for the Fund. This waiver may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended April 30, 2024 was $1,279,162.
For the Global Infrastructure Fund, RIM has contractually agreed, until February 28, 2025, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.83% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Global Infrastructure
Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, infrequent and/or unusual expenses (including litigation expenses), or the expenses of other investment companies in which the Fund invests which are borne indirectly by the
Fund. The total amount of the waiver for the period ended April 30, 2024 was $735,254. There were no reimbursements for the period ended April 30, 2024.
For the Global Real Estate Securities Fund, RIM has entered into a contractual fee waiver agreement, until February 28, 2025, that results in an effective advisory fee not to exceed 0.72%. This waiver may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended April 30, 2024 was $117,457.
For the Multi-Strategy Income Fund, RIM has entered into a contractual fee waiver agreement, until February 28, 2025, that results in an effective advisory fee not to exceed 0.36%. This waiver may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended April 30, 2024 was $466,623.
For the Multi-Asset Growth Strategy Fund, RIM has entered into a contractual fee waiver agreement, until February 28, 2025, that results in an effective advisory fee not to exceed 0.54%. This waiver may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended April 30, 2024 was $652,428.
RIM does not have the ability to recover amounts waived or reimbursed from previous periods.
Transfer and Dividend Disbursing Agent
RIFUS serves as transfer agent and provides dividend disbursing services to the Funds. For this service, RIFUS is paid a fee based upon the average daily net assets of the Funds for transfer agency and dividend disbursing services. Transfer agency fees are class-level expenses and may differ by class. RIFUS retains a portion of this fee for services provided to the Funds and pays the balance to unaffiliated agents who assist in providing these services. Transfer agency fees paid by the Funds presented herein for the period ended April 30, 2024, were as follows:

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2024 (Unaudited)
Notes to Financial Statements 811
RIFUS has contractually agreed to waive, through February 28, 2025, a portion of its transfer agency fees for certain classes of certain Funds as set forth below:
Funds Amount
Multifactor U.S. Equity Fund
$ 113 , 832
Equity Income Fund
174 , 014
Sustainable Equity Fund
172 , 518
U.S. Strategic Equity Fund
2 , 939 , 614
U.S. Small Cap Equity Fund
766 , 206
Multifactor International Equity Fund
85 , 579
International Developed Markets Fund
997 , 896
Global Equity Fund
1 , 067 , 232
Emerging Markets Fund
632 , 104
Tax-Managed U.S. Large Cap Fund
7 , 959 , 748
Tax-Managed U.S. Mid & Small Cap Fund
1 , 492 , 109
Tax-Managed International Equity Fund
3 , 396 , 878
Tax-Managed Real Assets Fund
891 , 740
Opportunistic Credit Fund
371 , 075
Long Duration Bond Fund
158 , 576
Strategic Bond Fund
1 , 850 , 014
Investment Grade Bond Fund
934 , 287
Short Duration Bond Fund
247 , 579
Tax-Exempt High Yield Bond Fund
1 , 810 , 376
Tax-Exempt Bond Fund
5 , 112 , 917
Global Infrastructure Fund
254 , 109
Global Real Estate Securities Fund
325 , 213
Multi-Strategy Income Fund
227 , 359
Multi-Asset Growth Strategy Fund
484 , 238
Funds/Classes Waivers
Multifactor U.S. Equity Fund-Class M .15%
Multifactor U.S. Equity Fund-Class R6 .02
Equity Income Fund-Class S .04
Sustainable Equity Fund-Class S .04
U.S. Strategic Equity Fund-Class A, C, & S .02
U.S. Strategic Equity Fund-Class M .12
U.S. Small Cap Equity Fund-Class M .14
U.S. Small Cap Equity Fund-Class R6 .02
U.S. Small Cap Equity Fund-Class S .04
Multifactor International Equity Fund-Class M .15
Multifactor International Equity Fund-Class R6 .02
International Developed Markets Fund-Class M .14
International Developed Markets Fund-Class S .04
Global Equity Fund-Class M .10
Emerging Markets Fund-Class A, C, R6 & S .02
Emerging Markets Fund-Class M .12
Tax-Managed U.S. Large Cap Fund-Class M .10
Tax-Managed U.S. Mid & Small Cap Fund-Class A .02
Tax-Managed U.S. Mid & Small Cap Fund-Class C & S .05
Tax-Managed U.S. Mid & Small Cap Fund-Class M .15
Tax-Managed International Equity Fund-Class M .10
Tax-Managed Real Assets Fund-Class M .10
Opportunistic Credit Fund-Class A,C & S .12
Opportunistic Credit Fund-Class M .17

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2024 (Unaudited)
812 Notes to Financial Statements
For the period ended April 30, 2024, the total transfer agency fee waivers were as follows:
Distributor and Shareholder Servicing
Russell Investments Financial Services, LLC (the “Distributor”), a wholly owned subsidiary of RIM, serves as the distributor for RIC, pursuant to a distribution agreement with RIC.
The Investment Company has a distribution plan pursuant to Rule 12b-1 (the “Plan”) under the Investment Company Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any selling agents, as defined in the
Plan, for sales support services provided and related expenses incurred which are primarily intended to result in the sale of the
Long Duration Bond Fund-Class M .15
Strategic Bond Fund-Class A & C .04
Strategic Bond Fund-Class M .16
Strategic Bond Fund-Class S .06
Strategic Bond Fund-Class R6 .02
Investment Grade Bond Fund-Class M .14
Investment Grade Bond Fund-Class S .04
Investment Grade Bond Fund-Class R6 .02
Short Duration Bond Fund-Class A,C & S .12
Short Duration Bond Fund-Class M .17
Short Duration Bond Fund-Class R6 .02
Tax-Exempt High Yield Bond Fund-Class M .10
Tax-Exempt High Yield Bond Fund-Class S .03
Tax-Exempt Bond Fund-Class A .02
Tax-Exempt Bond Fund-Class C & S .06
Tax-Exempt Bond Fund-Class M .16
Global Infrastructure Fund-Class A,C & S .02
Global Infrastructure Fund-Class M .12
Global Real Estate Securities Fund-Class M .10
Global Real Estate Securities Fund-Class R6 .02
Multi-Strategy Income Fund-Class M .10
Multi-Asset Growth Strategy Fund-Class M .10
Funds Amount
Multifactor U.S. Equity Fund $ 10 , 472
Equity Income Fund 27 , 907
Sustainable Equity Fund 26 , 67 8
U.S. Strategic Equity Fund 580 , 237
U.S. Small Cap Equity Fund 198 , 540
Multifactor International Equity Fund 10 , 903
International Developed Markets Fund 289 , 722
Global Equity Fund 131 , 239
Emerging Markets Fund 116 , 019
Tax-Managed U.S. Large Cap Fund 1, 097 , 483
Tax-Managed U.S. Mid & Small Cap Fund 549 , 115
Tax-Managed International Equity Fund 497 , 938
Tax-Managed Real Assets Fund 143 , 046
Opportunistic Credit Fund 235 , 230
Long Duration Bond Fund 38 , 798
Strategic Bond Fund 729 , 453
Investment Grade Bond Fund 281 , 608
Short Duration Bond Fund 158 , 321
Tax-Exempt High Yield Bond Fund 449 , 566
Tax-Exempt Bond Fund 2 , 270 , 092
Global Infrastructure Fund 45 , 520
Global Real Estate Securities Fund 30 , 987
Multi-Strategy Income Fund 14 , 735
Multi-Asset Growth Strategy Fund 55 , 861

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2024 (Unaudited)
Notes to Financial Statements 813
Class A and Class C Shares subject to the Plan. 12b-1 distribution payments are 0.25% and 0.75% of the average daily net assets of a Fund’s Class A and Class C Shares, respectively, on an annual basis.
In addition, the Investment Company has adopted a Shareholder Services Plan (the “Services Plan”) under which the Funds may make payments to the Distributor or any servicing agent for any activities or expenses primarily intended to assist, support or service the servicing agents’ clients who beneficially own Class C Shares of the Funds. The shareholder servicing payments will not exceed 0.25% of the average daily net assets of a Fund’s Class C Shares on an annual basis.
The aggregate initial sales charges, contingent deferred sales charges (“CDSC”) and asset-based sales charges on Class A and
Class C Shares of the Funds may not exceed 7.25% and 6.25%, respectively, of total gross sales, and are subject to certain exclusions. Pursuant to the rules of the Financial Industry Regulatory Authority, Inc. (“FINRA”), these limitations are imposed at the class level of each Fund rather than on a per shareholder basis. Therefore, long-term shareholders of Class A or Class C
Shares may pay more than the economic equivalent of the maximum sales charges permitted by FINRA.
Aggregate initial sales charges and CDSC do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment, or from redemption proceeds prior to remittance, as applicable. The Distributor has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds’ Class A Shares for the period ended April 30, 2024:
Affiliated Brokerage Transactions
Most of the equity transactions that RIM effects for the Funds are executed through Russell Investments Implementation
Services, LLC (“RIIS”), a registered broker and an affiliate of RIM. This presents a conflict of interest because RIIS generates revenue from executing equity transactions for the Funds, which is a financial incentive for RIM to favor the ongoing selection of RIIS for execution of the Funds’ equity transactions. To oversee its use of RIIS to execute equity transactions for the Funds,
RIM reviews third party trade execution quality reports and RIIS’ commission rates relative to commission rates for comparable services. RIIS uses a multi-venue trade approach whereby RIIS trades through its network of independent venues, including third-party brokers for clearing and settlement services, to which RIIS pays a portion of its commission.
Funds
CDSC Retained by
Distributor
Aggregate
Front-End
Sales Charges
Front-End
Sales Charges
Retained by
Distributor
Multifactor U.S. Equity Fund $ — $ 9 , 829 $ 1, 802
Equity Income Fund — 3 , 018 418
Sustainable Equity Fund — 2 , 960 485
U.S. Strategic Equity Fund 35 8 , 629 1 , 726
U.S. Small Cap Equity Fund — 2 , 528 476
International Developed Markets Fund — 2 , 913 594
Global Equity Fund — 3 , 359 647
Emerging Markets Fund — 1 , 262 254
Tax-Managed U.S. Large Cap Fund (74) 108 , 696 18 , 606
Tax-Managed U.S. Mid & Small Cap Fund — 2 2 , 047 3 , 986
Tax-Managed International Equity Fund — 33 , 060 6, 056
Tax-Managed Real Assets Fund — 7 , 549 1, 397
Opportunistic Credit Fund — 605 122
Strategic Bond Fund — 2 , 624 523
Investment Grade Bond Fund — 2 , 355 461
Short Duration Bond Fund — 209 42
Tax-Exempt High Yield Bond Fund — 12 , 678 2 , 581
Tax-Exempt Bond Fund — 29 , 892 6 , 022
Global Infrastructure Fund — 1 , 567 299
Global Real Estate Securities Fund — 1 , 514 280
Multi-Strategy Income Fund — 1,921 283
Multi-Asset Growth Strategy Fund — 91 12

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2024 (Unaudited)
814 Notes to Financial Statements
A money manager may effect portfolio transactions for the segment of a Fund’s portfolio assigned to the money manager with a broker-dealer affiliated with a Fund, the money manager or RIM, including RIIS, as well as with brokers affiliated with other money managers.
The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a -7 of the Investment Company Act. Further, as defined under the procedures, each transaction is effected at the current market value.
During the period ended April 30, 2024, the Funds engaged in purchases and sales of securities pursuant to Rule 17a -7 of the
Investment Company Act, as follows (amounts in thousands):
Board of Trustees
The Russell Investments fund complex consists of RIC, which has 30 funds, and Russell Investment Funds (“RIF”), which has nine funds. Each of the Trustees on the Board is a Trustee of RIC and RIF. The Russell Investments fund complex compensates each Trustee who is not an employee of RIM or its affiliates. Trustee compensation and expenses are allocated to each Fund based on its net assets relative to other funds in the Russell Investments fund complex.
For the period ended April 30, 2024, the regular compensation paid to the Trustees by the Russell Investments fund complex was $945,000.
5. Federal Income Taxes
As of April 30, 2024, the following Funds had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains, if any. Available capital loss carryforwards are as follows:
Funds Purchases Sales
Realized
Gain (Loss)
Tax-Exempt High Yield Bond Fund $ 43,851 $ 38,140 $ (2,342)
Tax-Exempt Bond Fund 354,729 341,438 (12,094)
No Expiration
Funds Short-Term Long-Term Totals
Multifactor International Equity Fund $ 44,371,669 $ 16,252,073 $ 60,623,742
International Developed Markets Fund — 22,072,299 22,072,299
Global Equity Fund 29,258,814 — 29,258,814
Emerging Markets Fund 77,597,204 2,244,593 79,841,797
Tax-Managed U.S. Large Cap Fund 174,914,457 — 174,914,457
Tax-Managed U.S. Mid & Small Cap Fund 21,131,877 — 21,131,877
Tax-Managed International Equity Fund 440,571,690 — 440,571,690
Tax-Managed Real Assets Fund 61,566,342 2,619,202 64,185,544
Opportunistic Credit Fund 32,949,793 81,252,404 114,202,197
Long Duration Bond Fund 2,387,625 4,203,576 6,591,201
Strategic Bond Fund 251,318,571 328,465,353 579,783,924
Investment Grade Bond Fund 33,984,230 46,235,259 80,219,489
Short Duration Bond Fund 3,989,688 9,021,336 13,011,024
Tax-Exempt High Yield Bond Fund 44,912,454 34,754,463 79,666,917
Tax-Exempt Bond Fund 73,855,363 84,839,991 158,695,354
Global Infrastructure Fund 154,411 — 154,411
Global Real Estate Securities Fund 46,070,992 21,673,374 67,744,366
Multi-Strategy Income Fund 29,270,266 4,710,835 33,981,101
Multi-Asset Growth Strategy Fund 40,549,387 8,041,983 48,591,370

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2024 (Unaudited)
Notes to Financial Statements 815
6. Record Ownership
As of April 30, 2024, the following table includes shareholders of record with greater than 10% of the total outstanding shares of each respective Fund:
7. Commitments and Contingencies
Certain Funds enter into certain credit agreements, all or a portion of which may be unfunded. The Funds are obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statements of Assets and Liabilities and the Statements of Operations. Funded portions of credit agreements are presented in the Schedules of Investments. The unfunded loan commitments are footnoted in the Schedules of Investments. As of April 30, 2024, the Funds had no unfunded loan commitments.
8. Line of Credit
The Funds participate in a $200 million unsecured line of credit agreement with State Street Bank and Trust Company (the
“Credit Agreement”), which is currently in effect through March 12, 2025, but may be renewed on an annual basis thereafter.
Borrowings made by the Funds will be utilized solely for temporary or emergency purposes as contemplated by the Investment
Company Act including, without limitation, funding shareholder redemptions. Interest on borrowing is charged to a Fund at a variable rate as determined in accordance with the Credit Agreement. In addition, a commitment fee computed at an annual rate of 0.20% on the daily unused portion of the line of credit is allocated among the participating Funds pro-rata based on average daily net assets for the applicable period. The Funds are subject to certain covenants contained in the Credit Agreement. Failure to comply with these covenants could cause the acceleration of the repayment of the amount outstanding under the Credit
Agreement.
Expenses associated with the line of credit, such as legal fees and the commitment fee, are shown on the Statement of Operations as miscellaneous fees. The Funds did not make any borrowings under the line of credit during the period ended April 30, 2024.
# of Shareholders %
Multifactor U.S. Equity Fund
5 87.5
Equity Income Fund
3 51.3
Sustainable Equity Fund
3 49.3
U.S. Strategic Equity Fund
4 75.4
U.S. Small Cap Equity Fund
3 61.4
Multifactor International Equity Fund
5 92.6
International Developed Markets Fund
4 71.2
Global Equity Fund
4 48.7
Emerging Markets Fund
4 67.7
Tax-Managed U.S. Large Cap Fund
4 77.7
Tax-Managed U.S. Mid & Small Cap Fund
5 87.4
Tax-Managed International Equity Fund
4 80.3
Tax-Managed Real Assets Fund
4 74.0
Opportunistic Credit Fund
4 74.1
Long Duration Bond Fund
3 48.7
Strategic Bond Fund
4 65.9
Investment Grade Bond Fund
5 72.8
Short Duration Bond Fund
3 48.6
Tax-Exempt High Yield Bond Fund
4 77.2
Tax-Exempt Bond Fund
5 87.7
Global Infrastructure Fund
4 60.7
Global Real Estate Securities Fund
3 60.1
Multi-Strategy Income Fund
3 63.0
Multi-Asset Growth Strategy Fund
4 61.8

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2024 (Unaudited)
816 Notes to Financial Statements
9. Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date the financial statements were issued and determined no events have occurred that require disclosure.

Russell Investment Company
Affiliated Brokerage Transactions — April 30, 2024 (Unaudited)
Affiliated Brokerage Transactions 817
As discussed in Note 4 in the Notes to Financial Statements contained in this semi-annual report, most of the equity transactions that
RIM effects for the Funds are executed through Russell Investments Implementation Services, LLC (“RIIS”), a registered broker and an affiliate of RIM. This presents a conflict of interest because RIIS generates revenue from executing equity transactions for the Funds, which is a financial incentive for RIM to favor the ongoing selection of RIIS for execution of the Funds' equity transactions. To oversee its use of RIIS to execute equity transactions for the Funds, RIM reviews third party trade execution quality reports and RIIS' commission rates relative to commission rates for comparable services. RIIS uses a multi-venue trade approach whereby RIIS trades through its network of independent venues, including third-party brokers for clearing and settlement services, to which RIIS pays a portion of its commission. A money manager may effect portfolio transactions for the segment of a Fund's portfolio assigned to the money manager with a broker-dealer affiliated with a Fund, the money manager or RIM, including RIIS, as well as with brokers affiliated with other money managers. RIIS may also execute foreign currency transactions (“FX transactions”)
on an agency basis on behalf of the Funds. RIIS may charge the Funds an agency fee for effecting FX transactions.
The table below sets forth: (1) the aggregate dollar amount of brokerage commissions paid by the Funds for the period ended April
30, 2024 to any broker that is an affiliated person of a Fund, RIM or the relevant money manager; (2) for RIIS, an affiliated person of RIM, the net amount of the RIIS commission after payment by RIIS of any commissions or fees to third party brokers, generally for clearing and settlement services; and (3) agency fees paid to RIIS for effecting foreign currency transactions ("FX Fees").
Funds Affiliated Broker
Total
Commissions RIIS Net RIIS FX Fees
Multifactor U.S. Equity Fund RIIS $ 8,335 $ 7,687 $
—
Equity Income Fund RIIS 3,668 2,545
—
Sustainable Equity Fund RIIS 688 581
—
U.S. Strategic Equity Fund RIIS 29,791 27,234
—
U.S. Small Cap Fund RIIS 75,869 63,279 218
Multifactor International Equity Fund RIIS 14,471 11,817 14,089
International Developed Markets Fund RIIS 42,979 34,708 42,330
Global Equity Fund RIIS 39,095 29,005 35,459
Emerging Markets Fund RIIS 99,582 61,954 20,846
Tax-Managed U.S. Large Cap Fund RIIS 76,641 67,820
—
Tax-Managed U.S. Mid & Small Cap Fund RIIS 107,032 95,837
—
Tax-Managed International Equity Fund RIIS 117,846 88,083 37,851
Tax-Managed Real Assets Fund RIIS 43,992 38,185 9,083
Global Infrastructure Fund RIIS 18,104 13,657 10,691
Global Real Estate Securities Fund RIIS 26,262 22,011 10,656
Multi-Strategy Income Fund RIIS 9,060 6,764 4,489
Multi-Asset Growth Strategy Fund RIIS 19,769 15,387 8,011

Russell Investment Company
Basis for Approval of Investment Advisory Contracts — (Unaudited)
818 Basis for Approval of Investment Advisory Contracts
Quarterly Approval of Money Manager Contracts
At the quarterly Board meeting held on February 27, 2024, the Board received proposals from RIM to approve new portfolio management contracts for the Multi-Asset Growth Strategy Fund, Tax-Managed U.S. Mid & Small Cap Fund and U.S. Small
Cap Equity Fund. With respect to the Tax-Managed U.S. Mid & Small Cap and U.S. Small Cap Equity Funds, the new portfolio management contracts will be effective as of the closing of a change of control for a Money Manager of the Funds.
The Trustees approved the terms of each of the proposed new portfolio management contracts based upon their consideration of, among other information, RIM’s recommendation to hire the Money Manager at the proposed fee rate; information as to the reason for the proposed Money Manager hire; information as to the Money Manager’s role in the management of the Fund’s investment portfolio (including the amount of Fund assets to be allocated to the Money Manager or managed pursuant to the Money Manager’s strategy); RIM’s evaluation of the anticipated quality of the investment advisory services to be provided by the Money Manager;
performance information for the new Money Managers; information as to any significant business relationships between the Money
Manager and RIM or Russell Investments Financial Services, LLC, the Fund’s underwriter (“RIFIS” ); the CCO’s current or prior evaluation of the Money Manager’s compliance program, policies and procedures in relation to the Money Manager’s role in the management of the Fund’s investment portfolio, and current or prior certification that they were consistent with applicable legal standards; RIM’s explanation as to the lack of relevance of Money Manager profitability to the evaluation of portfolio management contracts with Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIM; RIM’s awareness of the standard fee rates charged by the Money Manager to other clients; RIM’s belief that the proposed Money Manager fees would be reasonable in light of the anticipated quality of investment advisory services to be rendered; the increase or decrease in aggregate Money Manager fees to be paid by RIM from its advisory fee as a result of the engagement of the Money Manager; and the expected costs, if any, of transitioning Fund assets to the Money Manager or its strategy.
The Trustees’ approvals also reflected their findings at prior meetings, including their May 22, 2023 meeting, in connection with their evaluation and approval of the Funds’ existing advisory agreement with RIM and portfolio management contracts with then-
current Money Managers for the Funds, as well as information received throughout the course of the year regarding, among other things, the quality of services provided to the Funds in the case of the existing Money Managers and the reasonableness of the aggregate investment advisory fees paid by the Funds, as well as the fact that the aggregate investment advisory fees paid by the
Funds would not increase or decrease as a result of the implementation of the proposed new portfolio management contracts because the Money Managers’ investment advisory fees are paid by RIM.

Russell Investment Company
Shareholder Requests for Additional Information — April 30, 2024 (Unaudited)
Shareholder Requests for Additional Information 819
Each Fund files portfolio holdings information within 60 days after the end of each fiscal quarter as an exhibit on Form N-PORT.
Portfolio holdings information for the third month of each fiscal quarter is publicly available on the SEC’s website at https://www.
sec.gov. Each Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to Fund shareholders.
The Board has delegated to RIM, as RIC’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIM has established a proxy voting committee and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines
(“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P,
Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’
Statement of Additional Information (“SAI”). The SAI and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2023 are available (i) free of charge, upon request, by calling the
Funds at (800) 787-7354; (ii) at https://russellinvestments.com; and (iii) on the Securities and Exchange Commission’s website at
www.sec.gov.
Each year, you are automatically sent an updated Prospectus. Unless you specifically request paper copies of the annual and semi-
annual reports from the Funds or your financial intermediary, you will be notified by mail each time the annual and semi-annual reports are posted and provided with a website line to access the reports. You may also occasionally receive notifications of
Prospectus changes and proxy statements for the Funds.
To reduce expenses, we may mail only one copy of the Funds’ prospectuses and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial intermediary.
Some financial intermediaries may offer electronic delivery of the Funds’ prospectuses and annual and semi-annual reports. Please contact your financial intermediary for further details.
Financial statements of the Funds can be obtained at no charge by calling the Funds at (800) 787-7354.
Effective January 24, 2023, the SEC adopted rule and form amendments that require mutual funds to provide shareholders with streamlined annual and semi-annual shareholder reports that highlight key information. Other information, including financial statements, that currently appears in shareholder reports will be made available online, delivered free of charge to shareholders upon request, and filed with the SEC. The first tailored shareholder reports for the Funds will be for the reporting period ending October
31, 2024. Management is currently evaluating the impact of the rule and form amendments on the content of the Funds’ shareholder reports.

Russell Investment Company
Adviser, Money Managers and Service Providers — April 30, 2024 (Unaudited)
820 Adviser, Money Managers and Service Providers
Interested Trustee
Vernon Barback
Independent Trustees
Michelle L. Cahoon
Michael Day
Julie Dien Ledoux
Jeremy May
Jeannie Shanahan
Raymond P. Tennison, Jr.
Jack R. Thompson
Officers
Vernon Barback, President and Chief Executive Officer
Cheryl Wichers, Chief Compliance Officer
Kari Seabrands, Treasurer, Chief Accounting Officer &
Chief Financial Officer
Kate El-Hillow, Chief Investment Officer
Mary Beth Albaneze, Secretary and Chief Legal Officer
Adviser
Russell Investment Management, LLC
1301 Second Avenue
Seattle, WA 98101
Administrator and Transfer and Dividend
Disbursing Agent
Russell Investments Fund Services, LLC
1301 Second Avenue
Seattle, WA 98101
Custodian
State Street Bank and Trust Company
1776 Heritage Drive
North Quincy, MA 02171
Office of Shareholder Inquiries
1301 Second Avenue
Seattle, WA 98101
(800) 787-7354
Legal Counsel
Dechert LLP
One International Place, 40th Floor
100 Oliver Street
Boston, MA 02110
Distributor
Russell Investments Financial Services, LLC
1301 Second Avenue
Seattle, WA 98101
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
1420 5th Avenue, Suite 2800
Seattle, WA 98101
Money Managers
Equity Income Fund
Barrow, Hanley, Mewhinney & Strauss, LLC, Dallas, TX
Brandywine Global Investment Management, LLC,
Philadelphia, PA
Sustainable Equity Fund
Coho Partners, Ltd., Berwyn, PA
Jacobs Levy Equity Management, Inc., Florham Park, NJ
Mar Vista Investment Partners, LLC, Los Angeles, CA
Sustainable Growth Advisers, LP, Stamford, CT
U.S. Strategic Equity Fund
Brandywine Global Investment Management, LLC,
Philadelphia, PA
Jacobs Levy Equity Management, Inc., Florham Park, NJ
J.P. Morgan Investment Management Inc., New York, NY
William Blair Investment Management, LLC, Chicago, IL
U.S. Small Cap Equity Fund
Ancora Advisors, LLC, Mayfield Heights, OH
BAMCO, Inc., New York, NY
Boston Partners Global Investors, Inc., Boston, MA
Calamos Advisors LLC, Naperville, IL
Copeland Capital Management, LLC, Conshohocken, PA
DePrince, Race & Zollo, Inc., Winter Park, FL
Jacobs Levy Equity Management, Inc., Florham Park, NJ
Penn Capital Management Company, LLC, Philadelphia, PA
Ranger Investment Management, L.P., Dallas, TX
International Developed Markets Fund
Intermede Investment Partners Limited, London W1B 5LU,
UK and Intermede Global Partners Inc., San Francisco,
CA
Pzena Investment Management LLC, New York, NY
Wellington Management Company LLP, Boston, MA
Global Equity Fund
Intermede Investment Partners Limited, London W1B 5LU,
UK and Intermede Global Partners Inc., San Francisco,
CA
Sanders Capital, LLC, New York, NY
Wellington Management Company LLP, Boston, MA
Emerging Markets Fund
Axiom Investors LLC, Greenwich, CT
Barrow, Hanley, Mewhinney & Strauss, LLC, Dallas, TX
Consilium Investment Management, LLC, Fort Lauderdale,
FL
Numeric Investors LLC, Boston, MA
Oaktree Fund Advisors, LLC, Los Angeles, CA
Pzena Investment Management LLC, New York, NY
Sands Capital Management, LLC, Arlington, VA
Tax-Managed U.S. Large Cap Fund
Brandywine Global Investment Management, LLC,
Philadelphia, PA
J.P. Morgan Investment Management Inc., New York, NY
Sustainable Growth Advisers, LP, Stamford, CT
William Blair Investment Management, LLC, Chicago, IL
Tax-Managed U.S. Mid & Small Cap Fund
Ancora Advisors, LLC, Mayfield Heights, OH
BAMCO, Inc., New York, NY
Copeland Capital Management LLC, Conshohocken, PA
DePrince, Race & Zollo, Inc., Winter Park, FL
Penn Capital Management Company, LLC, Philadelphia, PA
Polen Capital Management, LLC, Boca Raton, FL
Royce & Associates, LP, New York, NY
Summit Creek Advisors, LLC, Minneapolis, MN
Tax-Managed International Equity Fund
Intermede Investment Partners Limited, London W1B 5LU,
UK and Intermede Global Partners Inc., San Francisco,
CA
Oaktree Fund Advisors, LLC, Los Angeles, CA
Pzena Investment Management LLC, New York, NY
RWC Asset Advisors (US) LLC, Miami, FL
Wellington Management Company LLP, Boston, MA
Tax-Managed Real Assets Fund
First Sentier Investors (Australia) IM Ltd, Sydney, Australia
Grantham Mayo Van Otterloo & Co. LLC, Boston, MA

Russell Investment Company
Adviser, Money Managers and Service Providers — April 30, 2024 (Unaudited)
Adviser, Money Managers and Service Providers 821
RREEF America L.L.C. operating under the brand name
DWS, Chicago, IL
Opportunistic Credit Fund
Barings LLC, Charlotte, NC, and Baring International
Investment Limited, London, United Kingdom
Marathon Asset Management, L.P., New York, NY
Voya Investment Management Co. LLC, New York, NY
Strategic Bond Fund
RBC Global Asset Management (UK) Limited, London, UK
Schroder Investment Management North America Inc., New
York, NY
Western Asset Management Company, LLC, Pasadena,
CA and Western Asset Management Company Limited,
London, United Kingdom
Investment Grade Bond Fund
MetLife Investment Management, LLC, Whippany, NJ
Schroder Investment Management North America Inc., New
York, NY
Short Duration Bond Fund
Scout Investments, Inc., Kansas City, MO
Western Asset Management Company, LLC, Pasadena,
CA and Western Asset Management Company Limited,
London, United Kingdom
Tax-Exempt High Yield Bond Fund
Goldman Sachs Asset Management, L.P., New York, NY
MacKay Shields LLC, New York, NY
Tax-Exempt Bond Fund
Goldman Sachs Asset Management, L.P., New York, NY
MacKay Shields LLC, New York, NY
Global Infrastructure Fund
Cohen & Steers Capital Management, Inc., New York, NY,
Cohen & Steers UK Limited, London, UK and Cohen &
Steers Asia Limited, Hong Kong, China
First Sentier Investors (Australia) IM Ltd, Sydney, Australia
Nuveen Asset Management, LLC, Chicago, IL
Global Real Estate Securities Fund
Cohen & Steers Capital Management, Inc., New York, NY,
Cohen & Steers UK Limited, London, UK and Cohen &
Steers Asia Limited, Hong Kong, China
RREEF America L.L.C., Chicago, IL, DWS Investments
Australia Limited, Sydney, Australia, and DWS
Alternatives Global Limited, London, United Kingdom,
operating under the brand name DWS
Multi-Strategy Income Fund
Berenberg Asset Management LLC, New York, NY
Boston Partners Global Investors, Inc., Boston, MA
Cohen & Steers Capital Management, Inc., New York, NY,
Cohen & Steers UK Limited, London, UK and Cohen &
Steers Asia Limited, Hong Kong, China
Intermede Investment Partners Limited, London W1B 5LU,
UK and Intermede Global Partners Inc., San Francisco,
CA
Kopernik Global Investors, LLC, Tampa, FL
Man Investments Australia Limited, Sydney, Australia
Marathon Asset Management, L.P., New York, NY
MFS Institutional Advisors, Inc., Boston, MA
Oaktree Fund Advisors, LLC, Los Angeles, CA
PineStone Asset Management Inc., Montreal, Quebec
RWC Asset Advisors (US) LLC, Miami, FL
Sompo Asset Management Co., Ltd., Tokyo, Japan
Multi-Asset Growth Strategy Fund
Berenberg Asset Management LLC, New York, NY
Boston Partners Global Investors, Inc., Boston, MA
Calamos Advisors LLC, Naperville, IL
Cohen & Steers Capital Management, Inc., New York, NY,
Cohen & Steers UK Limited, London, UK and Cohen &
Steers Asia Limited, Hong Kong, China
First Sentier Investors (Australia) IM Ltd, Sydney, Australia
Hermes Investment Management Limited, London, UK
Intermede Investment Partners Limited, London W1B 5LU,
UK and Intermede Global Partners Inc., San Francisco,
CA
Kopernik Global Investors, LLC, Tampa, FL
Man Investments Australia Limited, Sydney, Australia
Marathon Asset Management, L.P., New York, NY
MFS Institutional Advisors, Inc., Boston, MA
Oaktree Fund Advisors, LLC, Los Angeles, CA
PineStone Asset Management Inc., Montreal, Quebec
RWC Asset Advisors (US) LLC, Miami, FL
Sompo Asset Management Co., Ltd., Tokyo, Japan
Note: Multifactor U.S. Equity, Multifactor International Equity and Long
Duration Bond Funds are directly managed by RIM.
This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

Russell Investment Company
1301 Second Avenue
Seattle, Washington 98101
800-787-7354
Fax: 206-505-3495
https://russellinvestments.com

2024 SEMI-ANNUAL REPORT
LifePoints
®
Funds
April 30, 2024
FUND SHARE CLASS
Conservative Strategy Fund
A, C, R1, R4, R5, S
Moderate Strategy Fund
A, C, R1, R4, R5, S
Balanced Strategy Fund
A, C, R1, R4, R5, S
Growth Strategy Fund
A, C, R1, R4, R5, S
Equity Growth Strategy Fund
A, C, R1, R4, R5, S

Russell Investment
Company
Russell Investment Company
is a series investment company
with 30 different investment
portfolios referred to as Funds.
These financial statements report
on five of these Funds.

Russell Investment Company
LifePoints
®
Funds
Semi-annual Report
April 30, 2024 (Unaudited)
Table of Contents

Russell Investment Company - LifePoints
®
Funds.
Copyright © Russell Investments 2024. All rights reserved.
Russell Investments’ ownership is composed of a majority stake held by funds managed by TA Associates
Management, L.P., with a significant minority stake held by funds managed by Reverence Capital Partners,
L.P. Certain of Russell Investments’ employees and Hamilton Lane Advisors, LLC also hold minority, non-
controlling, ownership stakes.
Frank Russell Company is the owner of the Russell trademarks contained in this material and all trademark rights related to the Russell trademarks, which the members of the Russell Investments group of companies are permitted to use under license from Frank Russell Company. The members of the Russell Investments group of companies are not affiliated in any manner with Frank Russell Company or any entity operating under the “FTSE
RUSSELL” brand.
Fund objectives, risks, charges and expenses should be carefully considered before investing.
A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.
Securities distributed through Russell Investments Financial Services, LLC, member FINRA, part of Rus-
sell Investments.
Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current to the most recent month-end performance for Russell Investment Company mutual funds is available by visiting
https://russellinvestments.com/us/fund-center/performance-pricing.

Russell Investment Company
Conservative Strategy Fund
Shareholder Expense Example — April 30, 2024 (Unaudited)
Conservative Strategy Fund 3
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2023 to April 30, 2024 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account
values and actual expenses. You may use the information in
this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account
during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and
expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2024 $ 1,076.30 $ 1,022.33
Expenses Paid During Period* $ 2.63 $ 2.56
* Expenses are equal to the Fund's annualized expense ratio of 0.51%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2024 $ 1,071.50 $ 1,018.60
Expenses Paid During Period* $ 6.49 $ 6.32
* Expenses are equal to the Fund's annualized expense ratio of 1.26%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class R1
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2024 $ 1,077.70 $ 1,023.92
Expenses Paid During Period* $ 0.98 $ 0.96
* Expenses are equal to the Fund's annualized expense ratio of 0.19%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Conservative Strategy Fund
Shareholder Expense Example, continued — April 30, 2024 (Unaudited)
4 Conservative Strategy Fund
Class R4
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2024 $ 1,077.60 $ 1,022.68
Expenses Paid During Period* $ 2.27 $ 2.21
* Expenses are equal to the Fund's annualized expense ratio of 0.44%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class R5
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2024 $ 1,074.70 $ 1,021.43
Expenses Paid During Period* $ 3.56 $ 3.47
* Expenses are equal to the Fund's annualized expense ratio of 0.69%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2024 $ 1,077.30 $ 1,023.27
Expenses Paid During Period* $ 1.65 $ 1.61
* Expenses are equal to the Fund's annualized expense ratio of 0.32%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Conservative Strategy Fund
Schedule of Investments — April 30, 2024 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Conservative Strategy Fund 5
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.0%
Alternative - 2.0%
Global Real Estate Securities Fund Class Y 56,933 1,537
Domestic Equities - 12.0%
Multifactor U.S. Equity Fund Class Y 445,010 7,690
U.S. Small Cap Equity Fund Class Y 58,341 1,537
9,227
Fixed Income - 72.0%
Investment Grade Bond Fund Class Y 775,808 13,848
Long Duration Bond Fund Class Y 895,740 6,924
Opportunistic Credit Fund Class Y 184,759 1,541
Short Duration Bond Fund Class Y 416,691 7,700
Strategic Bond Fund Class Y 2,884,997 25,388
55,401
International Equities - 6.0%
Emerging Markets Fund Class Y 98,117 1,539
Global Equity Fund Class Y 158,893 1,538
Multifactor International Equity Fund Class Y 149,202 1,538
4,615
Multi-Asset - 8.0%
Multi-Strategy Income Fund Class Y 669,607 6,154
Total Investments in Affiliated Funds
(cost $76,602) 76,934
Total Investments - 100.0%
(identified cost $76,602) 76,934
Other Assets and Liabilities, Net - (0.0)%
(37)
Net Assets - 100.0%
76,897

Russell Investment Company
Conservative Strategy Fund
See accompanying notes which are an integral part of the financial statements.
6 Conservative Strategy Fund
Statement of Assets and Liabilities — April 30, 2024 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 76,602
Investments, at fair value(>) ........................................................................................................................................................
76,934
Receivables:
Fund shares sold ............................................................................................................................................................... 284
From affiliates .................................................................................................................................................................. 5
Prepaid expenses .......................................................................................................................................................................... 1
Total assets ...............................................................................................................................................................
77,224
Liabilities
Payables:
Investments purchased ..................................................................................................................................................... 237
Fund shares redeemed ...................................................................................................................................................... 15
Accrued fees to affiliates .................................................................................................................................................. 45
Other accrued expenses .................................................................................................................................................... 30
Total liabilities ...........................................................................................................................................................
327
Net Assets ...............................................................................................................................................................
$ 76,897

Russell Investment Company
Conservative Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Conservative Strategy Fund 7
Statement of Assets and Liabilities, continued — April 30, 2024 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ (7,773)
Shares of beneficial interest .........................................................................................................................................................
92
Additional paid-in capital ............................................................................................................................................................
84,578
Net Assets ...............................................................................................................................................................
$ 76,897
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) .......................................................................................................................................... $ 8.45
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 8.97
Class A — Net assets ........................................................................................................................................................... $ 34,225,615
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 4,051,145
Net asset value per share: Class C (#) .......................................................................................................................................... $ 8.19
Class C — Net assets ........................................................................................................................................................... $ 30,652,092
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 3,740,791
Net asset value per share: Class R1 (#) ........................................................................................................................................ $ 8.58
Class R1 — Net assets ......................................................................................................................................................... $ 344,632
Class R1 — Shares outstanding ($.01 par value) ................................................................................................................ 40,156
Net asset value per share: Class R4 (#) ........................................................................................................................................ $ 8.48
Class R4 — Net assets ......................................................................................................................................................... $ 2,405,179
Class R4 — Shares outstanding ($.01 par value) ................................................................................................................ 283,747
Net asset value per share: Class R5 (#) ........................................................................................................................................ $ 8.53
Class R5 — Net assets ......................................................................................................................................................... $ 3,243,558
Class R5 — Shares outstanding ($.01 par value) ................................................................................................................ 380,129
Net asset value per share: Class S (#) .......................................................................................................................................... $ 8.57
Class S — Net assets ............................................................................................................................................................ $ 6,026,042
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 703,147
Amounts in thousands
(>)     Investments in affiliated funds $ 76,934
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Conservative Strategy Fund
See accompanying notes which are an integral part of the financial statements.
8 Conservative Strategy Fund
Statement of Operations — For the Period Ended April 30, 2024 (Unaudited)
Amounts in thousands
Investment Income
Income distributions from affiliated funds ................................................................................................................................... $ 1,553
Expenses
Advisory fees ................................................................................................................................................................... 76
Administrative fees .......................................................................................................................................................... 17
Custodian fees .................................................................................................................................................................. 21
Distribution fees - Class A ............................................................................................................................................... 44
Distribution fees - Class C ............................................................................................................................................... 121
Distribution fees - Class R5 ............................................................................................................................................. 4
Transfer agent fees - Class A ........................................................................................................................................... 35
Transfer agent fees - Class C ........................................................................................................................................... 32
Transfer agent fees - Class R1 ......................................................................................................................................... —
*
Transfer agent fees - Class R4 ......................................................................................................................................... 3
Transfer agent fees - Class R5 ......................................................................................................................................... 3
Transfer agent fees - Class S ............................................................................................................................................ 7
Professional fees .............................................................................................................................................................. 17
Registration fees ............................................................................................................................................................... 57
Shareholder servicing fees - Class C ............................................................................................................................... 40
Shareholder servicing fees - Class R4 ............................................................................................................................. 3
Shareholder servicing fees - Class R5 ............................................................................................................................. 4
Trustees’ fees .................................................................................................................................................................... 2
Printing fees ..................................................................................................................................................................... 6
Miscellaneous .................................................................................................................................................................. 7
Expenses before reductions .............................................................................................................................................. 499
Expense reductions .......................................................................................................................................................... (180)
Net expenses ................................................................................................................................................................................
319
Net investment income (loss) .......................................................................................................................................................
1,234
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments in affiliated funds ......................................................................................................................................... (266)
Capital gain distributions from affiliated funds ............................................................................................................... 316
Net realized gain (loss) ................................................................................................................................................................
50
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated funds ......................................................................................................................................... 4,606
Net change in unrealized appreciation (depreciation) ................................................................................................................. 4,606
Net realized and unrealized gain (loss) ........................................................................................................................................ 4,656
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 5,890
*      Less than $500.

Russell Investment Company
Conservative Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Conservative Strategy Fund 9
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
April 30, 2024
(Unaudited)
Fiscal Year Ended
October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 1,234 $ 1,905
Net realized gain (loss) ....................................................................................................................... 50 (5,848)
Net change in unrealized appreciation (depreciation) ........................................................................ 4,606 5,964
Net increase (decrease) in net assets from operations .............................................................................. 5,890 2,021
Distributions
To shareholders
Class A .......................................................................................................................................... (492) (879)
Class C .......................................................................................................................................... (374) (663)
Class R1 ........................................................................................................................................ (6) (10)
Class R4 ........................................................................................................................................ (36) (72)
Class R5 ........................................................................................................................................ (44) (87)
Class S .......................................................................................................................................... (97) (225)
Net decrease in net assets from distributions ............................................................................................ (1,049) (1,936)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (6,562) (15,761)
Total Net Increase (Decrease) in Net Assets ........................................................................
(1,721) (15,676)
Net Assets
Beginning of period .................................................................................................................................. 78,618 94,294
End of period .............................................................................................................................................
$ 76,897 $ 78,618

Russell Investment Company
Conservative Strategy Fund
See accompanying notes which are an integral part of the financial statements.
10 Conservative Strategy Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2024 and October 31, 2023 were as follows:
2024 (Unaudited) 2023
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 104 $ 882 531 $ 4,441
Proceeds from reinvestment of distributions 57 490 107 874
Payments for shares redeemed (37 4 ) (3,169) (890) (7,401)
Net increase (decrease)
(21 3 ) (1,797) (252) (2,086)
Class C
Proceeds from shares sold 59 481 228 1,855
Proceeds from reinvestment of distributions 44 371 83 657
Payments for shares redeemed (520) (4,287) (1,262) (10,171)
Net increase (decrease)
(417) (3,435) (951) (7,659)
Class R1
Proceeds from shares sold 4 36 8 69
Proceeds from reinvestment of distributions 1 6 1 10
Payments for shares redeemed (9) (78) (18) (155)
Net increase (decrease)
(4) (36) (9) (76)
Class R4
Proceeds from shares sold 10 86 40 336
Proceeds from reinvestment of distributions 4 36 9 71
Payments for shares redeemed (42) (357) (161) (1,346)
Net increase (decrease)
(28) (235) (112) (939)
Class R5
Proceeds from shares sold 21 178 63 533
Proceeds from reinvestment of distributions 5 44 11 87
Payments for shares redeemed (45) (386) (199) (1,682)
Net increase (decrease)
(19) (164) (125) (1,062)
Class S
Proceeds from shares sold 37 320 67 574
Proceeds from reinvestment of distributions 11 95 27 223
Payments for shares redeemed (15 1 ) (1,310) (559) (4,736)
Net increase (decrease)
(10 3 ) (895) (465) (3,939)
Total increase (decrease)
(784) $ (6,562) (1,914) $ (15,761)

Russell Investment Company
Conservative Strategy Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
12 Conservative Strategy Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)( ‡ )(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
$
Return of Capital
Class A
April 30, 2024* 7 .96 .14 .47 .61 ( .12) — —
October 31, 2023 8 .00 .19 ( .04) .15 ( .19) — —
October 31, 2022 10 .32 .28 (1 .88) (1 .60) ( .26) ( .45) ( .01)
October 31, 2021 9 .65 .15 .72 .87 ( .16) ( .04) —
October 31, 2020 9 .85 .18 ( .10) .08 ( .19) ( .09) —
October 31, 2019 9 .43 .21 .48 .69 ( .21) ( .06) —
Class C
April 30, 2024* 7 .73 .11 .44 .55 ( .09) — —
October 31, 2023 7 .78 .13 ( .04) .09 ( .14) — —
October 31, 2022 10 .07 .22 (1 .85) (1 .63) ( .20) ( .45) ( .01)
October 31, 2021 9 .47 .08 .70 .78 ( .14) ( .04) —
October 31, 2020 9 .71 .11 ( .11)
— (Ɵ)
( .15) ( .09) —
October 31, 2019 9 .31 .14 .47 .61 ( .15) ( .06) —
Class R1
April 30, 2024* 8 .08 .16 .47 .63 ( .13) — —
October 31, 2023 8 .12 .23 ( .05) .18 ( .22) — —
October 31, 2022 10 .45 .40 (1 .99) (1 .59) ( .27) ( .45) ( .02)
October 31, 2021 9 .75 .21 .69 .90 ( .16) ( .04) —
October 31, 2020 9 .94 .21 ( .11) .10 ( .20) ( .09) —
October 31, 2019 9 .51 .26 .47 .73 ( .24) ( .06) —
Class R4
April 30, 2024* 7 .98 .14 .48 .62 ( .12) — —
October 31, 2023 8 .03 .21 ( .06) .15 ( .20) — —
October 31, 2022 10 .35 .31 (1 .91) (1 .60) ( .26) ( .45) ( .01)
October 31, 2021 9 .67 .17 .71 .88 ( .16) ( .04) —
October 31, 2020 9 .87 .18 ( .10) .08 ( .19) ( .09) —
October 31, 2019 9 .45 .23 .46 .69 ( .21) ( .06) —
Class R5
April 30, 2024* 8 .04 .14 .46 .60 ( .11) — —
October 31, 2023 8 .08 .20 ( .06) .14 ( .18) — —
October 31, 2022 10 .42 .28 (1 .92) (1 .64) ( .24) ( .45) ( .01)
October 31, 2021 9 .75 .14 .72 .86 ( .15) ( .04) —
October 31, 2020 9 .96 .15 ( .10) .05 ( .17) ( .09) —
October 31, 2019 9 .53 .20 .48 .68 ( .19) ( .06) —
Class S
April 30, 2024* 8 .07 .16 .47 .63 ( .13) — —
October 31, 2023 8 .11 .23 ( .06) .17 ( .21) — —
October 31, 2022 10 .44 .32 (1 .92) (1 .60) ( .27) ( .45) ( .01)
October 31, 2021 9 .75 .18 .71 .89 ( .16) ( .04) —
October 31, 2020 9 .94 .20 ( .10) .10 ( .20) ( .09) —
October 31, 2019 9 .51 .24 .48 .72 ( .23) ( .06) —

See accompanying notes which are an integral part of the financial statements.
Conservative Strategy Fund 13
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
( ǿ )(±)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(ɯ) ( ≠ )
%
Ratio of Expenses
to Average
Net Assets,
Net
(Ƃ)(ɯ) ( ≠ )
%
Ratio of Net
Investment Income
to Average
Net Assets
(‡)(ǿ)(Ƃ)
%
Portfolio
Turnover Rate
(ǿ)
( .12) 8 .45 7 .63 34,226 .95 .51 1 .67 3
( .19) 7 .96 1 .86 33,933 .91 .49 2 .33 35
( .72) 8 .00 (16 .58) 36,149 .86 .49 3 .14 8
( .20) 10 .32 9 .05 50,481 .84 .49 1 .50 51
( .28) 9 .65 .76 49,281 .84 .49 1 .89 52
( .27) 9 .85 7 .47 55,047 .82 .50 2 .22 8
( .09) 8 .19 7 .15 30,652 1 .70 1 .26 1 .31 3
( .14) 7 .73 1 .09 32,126 1 .66 1 .24 1 .65 35
( .66) 7 .78 (17 .21) 39,763 1 .61 1 .24 2 .48 8
( .18) 10 .07 8 .25 61,402 1 .59 1 .24 .78 51
( .24) 9 .47 (—) 69,247 1 .59 1 .24 1 .14 52
( .21) 9 .71 6 .68 86,161 1 .57 1 .25 1 .47 8
( .13) 8 .58 7 .77 345 .71 .19 1 .85 3
( .22) 8 .08 2 .13 358 .66 .17 2 .76 35
( .74) 8 .12 (16 .26) 432 .60 .17 4 .21 8
( .20) 10 .45 9 .36 1,994 .59 .17 2 .05 51
( .29) 9 .75 1 .03 3,442 .59 .17 2 .12 52
( .30) 9 .94 7 .87 3,853 .57 .17 2 .65 8
( .12) 8 .48 7 .76 2,405 .95 .44 1 .70 3
( .20) 7 .98 1 .79 2,486 .91 .42 2 .53 35
( .72) 8 .03 (16 .49) 3,399 .86 .42 3 .40 8
( .20) 10 .35 9 .15 6,251 .84 .42 1 .62 51
( .28) 9 .67 .78 6,461 .84 .42 1 .88 52
( .27) 9 .87 7 .53 7,695 .82 .42 2 .41 8
( .11) 8 .53 7 .47 3,243 1 .20 .69 1 .57 3
( .18) 8 .04 1 .65 3,206 1 .16 .67 2 .33 35
( .70) 8 .08 (16 .73) 4,231 1 .11 .67 3 .10 8
( .19) 10 .42 8 .90 6,087 1 .09 .67 1 .38 51
( .26) 9 .75 .53 6,510 1 .09 .67 1 .59 52
( .25) 9 .96 7 .33 7,422 1 .07 .67 2 .07 8
( .13) 8 .57 7 .73 6,026 .70 .32 1 .80 3
( .21) 8 .07 2 .00 6,509 .66 .30 2 .73 35
( .73) 8 .11 (16 .36) 10,320 .61 .30 3 .53 8
( .20) 10 .44 9 .21 20,922 .59 .30 1 .77 51
( .29) 9 .75 .95 22,557 .59 .30 2 .04 52
( .29) 9 .94 7 .73 24,240 .57 .29 2 .44 8

Russell Investment Company
Conservative Strategy Fund
See accompanying notes which are an integral part of the financial statements.
14 Conservative Strategy Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates as of April 30, 2024 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 2024 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2024, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Administrative fees $ 2,718
Distribution fees 26,868
Shareholder servicing fees 7,527
Transfer agent fees 7,635
Trustee fees 605
$ 45,353
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
Global Real Estate Securities Fund $ 1,560 $ 104 $ 293 $ (46) $ 212 $ 1,537 $ 18 $ —
Multifactor U.S. Equity Fund 7,800 463 1,787 90 1,124 7,690 38 —
U.S. Small Cap Equity Fund 1,542 105 369 (11) 270 1,537 11 33
Investment Grade Bond Fund 14,192 312 1,102 6 440 13,848 272 —
Long Duration Bond Fund 7,092 199 698 (87) 418 6,924 117 —
Opportunistic Credit Fund 1,578 54 173 3 79 1,541 48 —
Short Duration Bond Fund 7,887 297 593 9 100 7,700 154 —
Strategic Bond Fund 26,029 722 1,963 (278) 878 25,388 610 —
Emerging Markets Fund 1,572 71 287 13 170 1,539 43 —
Global Equity Fund 1,563 47 335 5 258 1,538 23 283
Multifactor International Equity
Fund 1,570 68 307 36 171 1,538 56 —
Multi-Strategy Income Fund 6,310 200 836 (6) 486 6,154 163 —
$ 78,695 $ 2,642 $ 8,743 $ (266) $ 4,606 $ 76,934 $ 1,553 $ 316
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 78,598,257 $ 17,435,560 $ (19,099,483) $ (1,663,923)

Russell Investment Company
Moderate Strategy Fund
Shareholder Expense Example — April 30, 2024 (Unaudited)
Moderate Strategy Fund 15
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2023 to April 30, 2024 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account
values and actual expenses. You may use the information in
this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account
during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and
expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2024 $ 1,105.50 $ 1,022.43
Expenses Paid During Period* $ 2.57 $ 2.46
* Expenses are equal to the Fund's annualized expense ratio of 0.49%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2024 $ 1,100.80 $ 1,018.70
Expenses Paid During Period* $ 6.48 $ 6.22
* Expenses are equal to the Fund's annualized expense ratio of 1.24%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class R1
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2024 $ 1,107.30 $ 1,023.67
Expenses Paid During Period* $ 1.26 $ 1.21
* Expenses are equal to the Fund's annualized expense ratio of 0.24%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Moderate Strategy Fund
Shareholder Expense Example, continued — April 30, 2024 (Unaudited)
16 Moderate Strategy Fund
Class R4
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2024 $ 1,105.20 $ 1,022.43
Expenses Paid During Period* $ 2.56 $ 2.46
* Expenses are equal to the Fund's annualized expense ratio of 0.49%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class R5
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2024 $ 1,103.10 $ 1,021.18
Expenses Paid During Period* $ 3.87 $ 3.72
* Expenses are equal to the Fund's annualized expense ratio of 0.74%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2024 $ 1,106.10 $ 1,023.27
Expenses Paid During Period* $ 1.68 $ 1.61
* Expenses are equal to the Fund's annualized expense ratio of 0.32%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Moderate Strategy Fund
Schedule of Investments — April 30, 2024 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 17
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.1%
Alternative - 3.0%
Global Real Estate Securities Fund Class Y 149,963 4,049
Domestic Equities - 16.8%
Multifactor U.S. Equity Fund Class Y 1,141,134 19,719
U.S. Small Cap Equity Fund Class Y 127,570 3,361
23,080
Fixed Income - 52.4%
Investment Grade Bond Fund Class Y 1,470,471 26,248
Long Duration Bond Fund Class Y 889,846 6,878
Opportunistic Credit Fund Class Y 332,224 2,771
Short Duration Bond Fund Class Y 375,146 6,933
Strategic Bond Fund Class Y 3,293,124 28,979
71,809
International Equities - 19.9%
Emerging Markets Fund Class Y 175,911 2,758
Global Equity Fund Class Y 2,182,343 21,125
Multifactor International Equity Fund Class Y 332,962 3,433
27,316
Multi-Asset - 8.0%
Multi-Strategy Income Fund Class Y 1,197,891 11,009
Total Investments in Affiliated Funds
(cost $131,065) 137,263
Total Investments - 100.1%
(identified cost $131,065) 137,263
Other Assets and Liabilities, Net - (0.1)%
(92)
Net Assets - 100.0%
137,171

Russell Investment Company
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
18 Moderate Strategy Fund
Statement of Assets and Liabilities — April 30, 2024 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 131,065
Investments, at fair value(>) ........................................................................................................................................................
137,263
Receivables:
Investments sold ............................................................................................................................................................... 81
Fund shares sold ............................................................................................................................................................... 10
From affiliates .................................................................................................................................................................. 7
Prepaid expenses .......................................................................................................................................................................... 1
Total assets ...............................................................................................................................................................
137,362
Liabilities
Payables:
Fund shares redeemed ...................................................................................................................................................... 87
Accrued fees to affiliates .................................................................................................................................................. 72
Other accrued expenses .................................................................................................................................................... 32
Total liabilities ...........................................................................................................................................................
191
Net Assets ...............................................................................................................................................................
$ 137,171

Russell Investment Company
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 19
Statement of Assets and Liabilities, continued — April 30, 2024 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ (3,857)
Shares of beneficial interest .........................................................................................................................................................
154
Additional paid-in capital ............................................................................................................................................................
140,874
Net Assets ...............................................................................................................................................................
$ 137,171
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) .......................................................................................................................................... $ 9.04
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 9.59
Class A — Net assets ........................................................................................................................................................... $ 65,699,843
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 7,269,036
Net asset value per share: Class C (#) .......................................................................................................................................... $ 8.63
Class C — Net assets ........................................................................................................................................................... $ 42,330,855
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 4,903,727
Net asset value per share: Class R1 (#) ........................................................................................................................................ $ 9.19
Class R1 — Net assets ......................................................................................................................................................... $ 1,228,492
Class R1 — Shares outstanding ($.01 par value) ................................................................................................................ 133,707
Net asset value per share: Class R4 (#) ........................................................................................................................................ $ 9.06
Class R4 — Net assets ......................................................................................................................................................... $ 4,958,409
Class R4 — Shares outstanding ($.01 par value) ................................................................................................................ 547,068
Net asset value per share: Class R5 (#) ........................................................................................................................................ $ 9.04
Class R5 — Net assets ......................................................................................................................................................... $ 3,890,287
Class R5 — Shares outstanding ($.01 par value) ................................................................................................................ 430,130
Net asset value per share: Class S (#) .......................................................................................................................................... $ 9.15
Class S — Net assets ............................................................................................................................................................ $ 19,063,463
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 2,082,882
Amounts in thousands
(>)     Investments in affiliated funds $ 137,263
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
20 Moderate Strategy Fund
Statement of Operations — For the Period Ended April 30, 2024 (Unaudited)
Amounts in thousands
Investment Income
Income distributions from affiliated funds ................................................................................................................................... $ 2,496
Expenses
Advisory fees ................................................................................................................................................................... 135
Administrative fees .......................................................................................................................................................... 30
Custodian fees .................................................................................................................................................................. 21
Distribution fees - Class A ............................................................................................................................................... 85
Distribution fees - Class C ............................................................................................................................................... 165
Distribution fees - Class R5 ............................................................................................................................................. 5
Transfer agent fees - Class A ........................................................................................................................................... 68
Transfer agent fees - Class C ........................................................................................................................................... 44
Transfer agent fees - Class R1 ......................................................................................................................................... 1
Transfer agent fees - Class R4 ......................................................................................................................................... 5
Transfer agent fees - Class R5 ......................................................................................................................................... 4
Transfer agent fees - Class S ............................................................................................................................................ 20
Professional fees .............................................................................................................................................................. 17
Registration fees ............................................................................................................................................................... 56
Shareholder servicing fees - Class C ............................................................................................................................... 55
Shareholder servicing fees - Class R4 ............................................................................................................................. 7
Shareholder servicing fees - Class R5 ............................................................................................................................. 5
Trustees’ fees .................................................................................................................................................................... 3
Printing fees ..................................................................................................................................................................... 6
Miscellaneous .................................................................................................................................................................. 8
Expenses before reductions .............................................................................................................................................. 740
Expense reductions .......................................................................................................................................................... (239)
Net expenses ................................................................................................................................................................................
501
Net investment income (loss) .......................................................................................................................................................
1,995
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments in affiliated funds ......................................................................................................................................... 216
Capital gain distributions from affiliated funds ............................................................................................................... 791
Net realized gain (loss) ................................................................................................................................................................
1,007
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated funds ......................................................................................................................................... 11,095
Net change in unrealized appreciation (depreciation) ................................................................................................................. 11,095
Net realized and unrealized gain (loss) ........................................................................................................................................ 12,102
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 14,097

Russell Investment Company
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 21
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
April 30, 2024
(Unaudited)
Fiscal Year Ended
October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 1,995 $ 3,804
Net realized gain (loss) ....................................................................................................................... 1,007 (9,195)
Net change in unrealized appreciation (depreciation) ........................................................................ 11,095 10,995
Net increase (decrease) in net assets from operations .............................................................................. 14,097 5,604
Distributions
To shareholders
Class A .......................................................................................................................................... (782) (2,730)
Class C .......................................................................................................................................... (404) (1,738)
Class R1 ........................................................................................................................................ (17) (58)
Class R4 ........................................................................................................................................ (60) (217)
Class R5 ........................................................................................................................................ (41) (189)
Class S .......................................................................................................................................... (232) (827)
Net decrease in net assets from distributions ............................................................................................ (1,536) (5,759)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (12,624) (19,728)
Total Net Increase (Decrease) in Net Assets ........................................................................
(63) (19,883)
Net Assets
Beginning of period .................................................................................................................................. 137,234 157,117
End of period .............................................................................................................................................
$ 137,171 $ 137,234

Russell Investment Company
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
22 Moderate Strategy Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2024 and October 31, 2023 were as follows:
2024 (Unaudited) 2023
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 126 $ 1,159 668 $ 5,741
Proceeds from reinvestment of distributions 86 779 327 2,719
Payments for shares redeemed (892) (8,045) (1,792) (15,435)
Net increase (decrease)
(680) (6,107) (797) (6,975)
Class C
Proceeds from shares sold 71 614 268 2,219
Proceeds from reinvestment of distributions 47 403 218 1,737
Payments for shares redeemed (577) (4,964) (1,471) (12,106)
Net increase (decrease)
(459) (3,947) (985) (8,150)
Class R1
Proceeds from shares sold 6 57 12 103
Proceeds from reinvestment of distributions 2 17 7 58
Payments for shares redeemed (36) (327) (27) (228)
Net increase (decrease)
(28) (253) (8) (67)
Class R4
Proceeds from shares sold 20 177 69 592
Proceeds from reinvestment of distributions 6 60 26 217
Payments for shares redeemed (120) (1,080) (188) (1,632)
Net increase (decrease)
(94) (843) (93) (823)
Class R5
Proceeds from shares sold 30 269 52 449
Proceeds from reinvestment of distributions 4 41 23 189
Payments for shares redeemed (41) (373) (252) (2,178)
Net increase (decrease)
(7) (63) (177) (1,540)
Class S
Proceeds from shares sold 60 546 307 2,661
Proceeds from reinvestment of distributions 25 231 98 822
Payments for shares redeemed (242) (2,188) (650) (5,656)
Net increase (decrease)
(157) (1,411) (245) (2,173)
Total increase (decrease)
(1,425) $ (12,624) (2,305) $ (19,728)

Russell Investment Company
Moderate Strategy Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
24 Moderate Strategy Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)(‡)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
April 30, 2024* 8.27 .14 .73 .87 (.10) —
October 31, 2023 8.32 .23 .05 .28 (.22) (.11)
October 31, 2022 11.11 .37 (2.09) (1.72) (.37) (.70)
October 31, 2021 9.59 .18 1.46 1.64 (.12) —
October 31, 2020 10.40 .21 (.62) (.41) (.17) (.23)
October 31, 2019 9.98 .27 .52 .79 (.34) (.03)
Class C
April 30, 2024* 7.91 .10 .70 .80 (.08) —
October 31, 2023 7.99 .16 .04 .20 (.17) (.11)
October 31, 2022 10.73 .28 (1.99) (1.71) (.33) (.70)
October 31, 2021 9.32 .10 1.41 1.51 (.10) —
October 31, 2020 10.17 .13 (.60) (.47) (.15) (.23)
October 31, 2019 9.81 .19 .52 .71 (.32) (.03)
Class R1
April 30, 2024* 8.40 .15 .75 .90 (.11) —
October 31, 2023 8.45 .26 .04 .30 (.24) (.11)
October 31, 2022 11.25 .39 (2.10) (1.71) (.39) (.70)
October 31, 2021 9.70 .22 1.45 1.67 (.12) —
October 31, 2020 10.50 .23 (.63) (.40) (.17) (.23)
October 31, 2019 10.04 .30 .54 .84 (.35) (.03)
Class R4
April 30, 2024* 8.29 .14 .73 .87 (.10) —
October 31, 2023 8.34 .22 .06 .28 (.22) (.11)
October 31, 2022 11.13 .37 (2.09) (1.72) (.37) (.70)
October 31, 2021 9.61 .19 1.45 1.64 (.12) —
October 31, 2020 10.43 .22 (.64) (.42) (.17) (.23)
October 31, 2019 10.00 .26 .54 .80 (.34) (.03)
Class R5
April 30, 2024* 8.28 .12 .73 .85 (.09) —
October 31, 2023 8.34 .23 .02 .25 (.20) (.11)
October 31, 2022 11.13 .36 (2.09) (1.73) (.36) (.70)
October 31, 2021 9.63 .15 1.46 1.61 (.11) —
October 31, 2020 10.46 .18 (.62) (.44) (.16) (.23)
October 31, 2019 10.04 .24 .54 .78 (.33) (.03)
Class S
April 30, 2024* 8.37 .15 .74 .89 (.11) —
October 31, 2023 8.42 .25 .04 .29 (.23) (.11)
October 31, 2022 11.22 .41 (2.12) (1.71) (.39) (.70)
October 31, 2021 9.68 .22 1.44 1.66 (.12) —
October 31, 2020 10.48 .23 (.63) (.40) (.17) (.23)
October 31, 2019 10.03 .30 .53 .83 (.35) (.03)

See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 25
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(ǿ)(±)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(ɯ)(≠)
%
Ratio of Expenses
to Average
Net Assets,
Net
(Ƃ)(ɯ)(≠)
%
Ratio of Net
Investment Income
to Average
Net Assets
(‡)(ǿ)(Ƃ)
%
Portfolio
Turnover Rate
(ǿ)
(.10) 9.04 10.55 65,700 .84 .49 1.51 3
(.33) 8.27 3.33 65,753 .83 .49 2.69 40
(1.07) 8.32 (17.00) 72,796 .81 .49 3.87 8
(.12) 11.11 17.18 100,956 .80 .49 1.70 53
(.40) 9.59 (4.16) 95,780 .79 .49 2.12 52
(.37) 10.40 8.30 118,985 .78 .49 2.68 8
(.08) 8.63 10.08 42,331 1.59 1.24 1.12 3
(.28) 7.91 2.52 42,428 1.58 1.24 1.98 40
(1.03) 7.99 (17.59) 50,723 1.56 1.24 3.06 8
(.10) 10.73 16.26 74,867 1.55 1.24 .94 53
(.38) 9.32 (4.86) 83,799 1.54 1.24 1.39 52
(.35) 10.17 7.58 119,204 1.53 1.24 1.90 8
(.11) 9.19 10.73 1,22 9 .59 .24 1.69 3
(.35) 8.40 3.51 1,355 .58 .24 2.96 40
(1.09) 8.45 (16.70) 1,425 .56 .24 4.12 8
(.12) 11.25 17.37 1,851 .54 .24 2.04 53
(.40) 9.70 (3.95) 3,208 .54 .24 2.31 52
(.38) 10.50 8.74 4,088 .53 .24 2.98 8
(.10) 9.06 10.52 4,958 .84 .49 1.50 3
(.33) 8.29 3.31 5,319 .83 .49 2.59 40
(1.07) 8.34 (16.99) 6,128 .81 .49 3.94 8
(.12) 11.13 17.14 9,821 .80 .49 1.81 53
(.40) 9.61 (4.25) 11,316 .79 .49 2.24 52
(.37) 10.43 8.38 16,695 .78 .49 2.59 8
(.09) 9.04 10.31 3,890 1.09 .74 1.37 3
(.31) 8.28 2.98 3,619 1.08 .74 2.69 40
(1.06) 8.34 (17.13) 5,117 1.06 .74 3.76 8
(.11) 11.13 16.82 7,431 1.05 .74 1.41 53
(.39) 9.63 (4.43) 6,881 1.04 .74 1.81 52
(.36) 10.46 8.18 11,049 1.03 .74 2.38 8
(.11) 9.15 10.61 19,063 .59 .32 1.60 3
(.34) 8.37 3.44 18,760 .58 .32 2.88 40
(1.09) 8.42 (16.81) 20,928 .56 .32 4.30 8
(.12) 11.22 17.28 35,516 .55 .32 2.07 53
(.40) 9.68 (3.98) 46,826 .54 .32 2.36 52
(.38) 10.48 8.62 64,375 .52 .31 2.94 8

Russell Investment Company
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
26 Moderate Strategy Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates as of April 30, 2024 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 2024 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2024, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Administrative fees $ 4,859
Distribution fees 41,035
Shareholder servicing fees 10,687
Transfer agent fees 14,983
Trustee fees 924
$ 72,488
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
Global Real Estate Securities Fund $ 4,068 $ 105 $ 549 $ (96) $ 521 $ 4,049 $ 48 $ —
Multifactor U.S. Equity Fund 19,848 835 4,062 338 2,760 19,719 97 719
U.S. Small Cap Equity Fund 3,345 99 646 143 420 3,361 25 72
Investment Grade Bond Fund 26,181 667 1,415 7 808 26,248 504 —
Long Duration Bond Fund 6,860 237 535 (88) 404 6,878 115 —
Opportunistic Credit Fund 2,763 91 226 4 139 2,771 83 —
Short Duration Bond Fund 6,904 173 239 1 94 6,933 136 —
Strategic Bond Fund 28,961 936 1,571 (186) 839 28,979 683 —
Emerging Markets Fund 2,739 92 395 17 305 2,758 76 —
Global Equity Fund 21,221 349 4,033 70 3,518 21,125 319 —
Multifactor International Equity
Fund 3,430 129 581 70 385 3,433 123 —
Multi-Strategy Income Fund 11,029 298 1,156 (64) 902 11,009 287 —
$ 137,349 $ 4,011 $ 15,408 $ 216 $ 11,095 $ 137,263 $ 2,496 $ 791
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 132,582,160 $ 10,207,289 $ (5,525,991) $ 4,681,298

Russell Investment Company
Balanced Strategy Fund
Shareholder Expense Example — April 30, 2024 (Unaudited)
Balanced Strategy Fund 27
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2023 to April 30, 2024 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account
values and actual expenses. You may use the information in
this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account
during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and
expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2024 $ 1,134.90 $ 1,022.33
Expenses Paid During Period* $ 2.71 $ 2.56
* Expenses are equal to the Fund's annualized expense ratio of 0.51%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2024 $ 1,130.90 $ 1,018.60
Expenses Paid During Period* $ 6.68 $ 6.32
* Expenses are equal to the Fund's annualized expense ratio of 1.26%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class R1
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2024 $ 1,135.60 $ 1,023.37
Expenses Paid During Period* $ 1.59 $ 1.51
* Expenses are equal to the Fund's annualized expense ratio of 0.30%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Balanced Strategy Fund
Shareholder Expense Example, continued — April 30, 2024 (Unaudited)
28 Balanced Strategy Fund
Class R4
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2024 $ 1,134.40 $ 1,022.13
Expenses Paid During Period* $ 2.92 $ 2.77
* Expenses are equal to the Fund's annualized expense ratio of 0.55%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class R5
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2024 $ 1,133.20 $ 1,020.89
Expenses Paid During Period* $ 4.24 $ 4.02
* Expenses are equal to the Fund's annualized expense ratio of 0.80%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2024 $ 1,134.50 $ 1,023.07
Expenses Paid During Period* $ 1.91 $ 1.81
* Expenses are equal to the Fund's annualized expense ratio of 0.36%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Balanced Strategy Fund
Schedule of Investments — April 30, 2024 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 29
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.1%
Alternative - 4.5%
Global Infrastructure Fund Class Y 1,548,099 13,345
Global Real Estate Securities Fund Class Y 593,713 16,030
29,375
Domestic Equities - 20.0%
Multifactor U.S. Equity Fund Class Y 6,303,605 108,926
U.S. Small Cap Equity Fund Class Y 871,210 22,957
131,883
Fixed Income - 31.4%
Investment Grade Bond Fund Class Y 6,643,389 118,585
Long Duration Bond Fund Class Y 3,337,307 25,797
Opportunistic Credit Fund Class Y 1,599,358 13,339
Short Duration Bond Fund Class Y 717,820 13,265
Strategic Bond Fund Class Y 4,098,460 36,066
207,052
International Equities - 36.2%
Emerging Markets Fund Class Y 1,282,806 20,115
Global Equity Fund Class Y 20,503,707 198,476
Multifactor International Equity Fund Class Y 1,932,141 19,920
238,511
Multi-Asset - 8.0%
Multi-Strategy Income Fund Class Y 5,774,478 53,067
Total Investments in Affiliated Funds
(cost $584,889) 659,888
Total Investments - 100.1%
(identified cost $584,889) 659,888
Other Assets and Liabilities, Net - (0.1)%
(462)
Net Assets - 100.0%
659,426

Russell Investment Company
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
30 Balanced Strategy Fund
Statement of Assets and Liabilities — April 30, 2024 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 584,889
Investments, at fair value(>) ........................................................................................................................................................
659,888
Receivables:
Investments sold ............................................................................................................................................................... 473
Fund shares sold ............................................................................................................................................................... 113
Prepaid expenses .......................................................................................................................................................................... 4
Total assets ...............................................................................................................................................................
660,478
Liabilities
Payables:
Fund shares redeemed ...................................................................................................................................................... 549
Accrued fees to affiliates .................................................................................................................................................. 416
Other accrued expenses .................................................................................................................................................... 87
Total liabilities ...........................................................................................................................................................
1,052
Net Assets ...............................................................................................................................................................
$ 659,426

Russell Investment Company
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 31
Statement of Assets and Liabilities, continued — April 30, 2024 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 35,704
Shares of beneficial interest .........................................................................................................................................................
664
Additional paid-in capital ............................................................................................................................................................
623,058
Net Assets ...............................................................................................................................................................
$ 659,426
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) .......................................................................................................................................... $ 10.05
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 10.66
Class A — Net assets ........................................................................................................................................................... $ 322,637,545
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 32,112,350
Net asset value per share: Class C (#) .......................................................................................................................................... $ 9.56
Class C — Net assets ........................................................................................................................................................... $ 201,632,056
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 21,096,754
Net asset value per share: Class R1 (#) ........................................................................................................................................ $ 10.28
Class R1 — Net assets ......................................................................................................................................................... $ 9,334,123
Class R1 — Shares outstanding ($.01 par value) ................................................................................................................ 908,086
Net asset value per share: Class R4 (#) ........................................................................................................................................ $ 10.09
Class R4 — Net assets ......................................................................................................................................................... $ 19,296,847
Class R4 — Shares outstanding ($.01 par value) ................................................................................................................ 1,913,397
Net asset value per share: Class R5 (#) ........................................................................................................................................ $ 10.05
Class R5 — Net assets ......................................................................................................................................................... $ 16,315,618
Class R5 — Shares outstanding ($.01 par value) ................................................................................................................ 1,624,161
Net asset value per share: Class S (#) .......................................................................................................................................... $ 10.26
Class S — Net assets ............................................................................................................................................................ $ 90,210,143
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 8,789,268
Amounts in thousands
(>)     Investments in affiliated funds $ 659,888
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
32 Balanced Strategy Fund
Statement of Operations — For the Period Ended April 30, 2024 (Unaudited)
Amounts in thousands
Investment Income
Income distributions from affiliated funds ................................................................................................................................... $ 10,657
Expenses
Advisory fees ................................................................................................................................................................... 639
Administrative fees .......................................................................................................................................................... 143
Custodian fees .................................................................................................................................................................. 21
Distribution fees - Class A ............................................................................................................................................... 411
Distribution fees - Class C ............................................................................................................................................... 777
Distribution fees - Class R5 ............................................................................................................................................. 20
Transfer agent fees - Class A ........................................................................................................................................... 3 29
Transfer agent fees - Class C ........................................................................................................................................... 207
Transfer agent fees - Class R1 ......................................................................................................................................... 9
Transfer agent fees - Class R4 ......................................................................................................................................... 2 1
Transfer agent fees - Class R5 ......................................................................................................................................... 16
Transfer agent fees - Class S ............................................................................................................................................ 91
Professional fees .............................................................................................................................................................. 27
Registration fees ............................................................................................................................................................... 58
Shareholder servicing fees - Class C ............................................................................................................................... 259
Shareholder servicing fees - Class R4 ............................................................................................................................. 26
Shareholder servicing fees - Class R5 ............................................................................................................................. 20
Trustees’ fees .................................................................................................................................................................... 17
Printing fees ..................................................................................................................................................................... 17
Miscellaneous .................................................................................................................................................................. 14
Expenses before reductions .............................................................................................................................................. 3,122
Expense reductions .......................................................................................................................................................... (683)
Net expenses ................................................................................................................................................................................
2,439
Net investment income (loss) .......................................................................................................................................................
8,218
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments in affiliated funds ......................................................................................................................................... 1,083
Capital gain distributions from affiliated funds ............................................................................................................... 4,323
Net realized gain (loss) ................................................................................................................................................................
5,406
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated funds ......................................................................................................................................... 69,888
Net change in unrealized appreciation (depreciation) ................................................................................................................. 69,888
Net realized and unrealized gain (loss) ........................................................................................................................................ 75,294
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 83,512

Russell Investment Company
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 33
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
April 30, 2024
(Unaudited)
Fiscal Year Ended
October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 8,218 $ 11,434
Net realized gain (loss) ....................................................................................................................... 5,406 (42,756)
Net change in unrealized appreciation (depreciation) ........................................................................ 69,888 70,863
Net increase (decrease) in net assets from operations .............................................................................. 83,512 39,541
Distributions
To shareholders
Class A .......................................................................................................................................... (1,314) (14,098)
Class C .......................................................................................................................................... (658) (8,670)
Class R1 ........................................................................................................................................ (40) (363)
Class R4 ........................................................................................................................................ (80) (1,087)
Class R5 ........................................................................................................................................ (59) (786)
Class S .......................................................................................................................................... (380) (3,916)
Net decrease in net assets from distributions ............................................................................................ (2,531) (28,920)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (60,343) (94,519)
Total Net Increase (Decrease) in Net Assets ........................................................................
20,638 (83,898)
Net Assets
Beginning of period .................................................................................................................................. 638,788 722,686
End of period .............................................................................................................................................
$ 659,426 $ 638,788

Russell Investment Company
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
34 Balanced Strategy Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2024 and October 31, 2023 were as follows:
2024 (Unaudited) 2023
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 493 $ 4,921 1,609 $ 14,881
Proceeds from reinvestment of distributions 126 1,307 1,558 14,029
Payments for shares redeemed (3,685) (36,323) (6,689) (61,982)
Net increase (decrease)
(3,066) (30,095) (3,522) (33,072)
Class C
Proceeds from shares sold 339 3,198 719 6,343
Proceeds from reinvestment of distributions 66 656 1,009 8,658
Payments for shares redeemed (2,397) (22,615) (5,897) (52,018)
Net increase (decrease)
(1,992) (18,761) (4,169) (37,017)
Class R1
Proceeds from shares sold 39 393 62 583
Proceeds from reinvestment of distributions 4 40 39 363
Payments for shares redeemed (29) (293) (165) (1,561)
Net increase (decrease)
14 140 (64) (615)
Class R4
Proceeds from shares sold 62 621 231 2,152
Proceeds from reinvestment of distributions 8 80 120 1,087
Payments for shares redeemed (594) (5,726) (887) (8,185)
Net increase (decrease)
(524) (5,025) (536) (4,946)
Class R5
Proceeds from shares sold 178 1,757 223 2,055
Proceeds from reinvestment of distributions 6 59 87 786
Payments for shares redeemed (200) (1,976) (1,128) (10,501)
Net increase (decrease)
(16) (160) (818) (7,660)
Class S
Proceeds from shares sold 350 3,580 854 8,133
Proceeds from reinvestment of distributions 36 378 424 3,901
Payments for shares redeemed (1,030) (10,400) (2,461) (23,243)
Net increase (decrease)
(644) (6,442) (1,183) (11,209)
Total increase (decrease)
(6,228) $ (60,343) (10,292) $ (94,519)

Russell Investment Company
Balanced Strategy Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
36 Balanced Strategy Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)(‡)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
$
Distributions in
Excess
Class A
April 30, 2024* 8 .89 .13 1 .07 1 .20 ( .04) — —
October 31, 2023 8 .81 .17 .29 .46 ( .16) ( .22) —
October 31, 2022 12 .40 .38 (2 .25) (1 .87) ( .40) (1 .32) —
October 31, 2021 9 .93 .25 2 .45 2 .70 ( .23) — —
October 31, 2020 11 .08 .27 ( .92) ( .65) ( .23) ( .27) —
October 31, 2019 10 .77 .30 .56 .86 ( .45) — ( .10)
Class C
April 30, 2024* 8 .48 .09 1 .02 1 .11 ( .03) — —
October 31, 2023 8 .44 .09 .29 .38 ( .12) ( .22) —
October 31, 2022 11 .97 .29 (2 .16) (1 .87) ( .34) (1 .32) —
October 31, 2021 9 .59 .14 2 .39 2 .53 ( .15) — —
October 31, 2020 10 .74 .19 ( .90) ( .71) ( .17) ( .27) —
October 31, 2019 10 .50 .22 .54 .76 ( .43) — ( .09)
Class R1
April 30, 2024* 9 .09 .14 1 .09 1 .23 ( .04) — —
October 31, 2023 8 .99 .20 .29 .49 ( .17) ( .22) —
October 31, 2022 12 .62 .41 (2 .30) (1 .89) ( .42) (1 .32) —
October 31, 2021 10 .10 .30 2 .47 2 .77 ( .25) — —
October 31, 2020 11 .26 .29 ( .93) ( .64) ( .25) ( .27) —
October 31, 2019 10 .92 .35 .54 .89 ( .45) — ( .10)
Class R4
April 30, 2024* 8 .93 .13 1 .07 1 .20 ( .04) — —
October 31, 2023 8 .84 .16 .31 .47 ( .16) ( .22) —
October 31, 2022 12 .45 .38 (2 .27) (1 .89) ( .40) (1 .32) —
October 31, 2021 9 .96 .25 2 .47 2 .72 ( .23) — —
October 31, 2020 11 .12 .28 ( .95) ( .67) ( .22) ( .27) —
October 31, 2019 10 .80 .31 .55 .86 ( .45) — ( .09)
Class R5
April 30, 2024* 8 .90 .12 1 .07 1 .19 ( .04) — —
October 31, 2023 8 .82 .16 .28 .44 ( .14) ( .22) —
October 31, 2022 12 .42 .37 (2 .28) (1 .91) ( .37) (1 .32) —
October 31, 2021 9 .95 .21 2 .46 2 .67 ( .20) — —
October 31, 2020 11 .11 .23 ( .92) ( .69) ( .20) ( .27) —
October 31, 2019 10 .81 .27 .57 .84 ( .44) — ( .10)
Class S
April 30, 2024* 9 .08 .14 1 .08 1 .22 ( .04) — —
October 31, 2023 8 .98 .19 .30 .49 ( .17) ( .22) —
October 31, 2022 12 .61 .43 (2 .32) (1 .89) ( .42) (1 .32) —
October 31, 2021 10 .09 .29 2 .48 2 .77 ( .25) — —
October 31, 2020 11 .25 .33 ( .98) ( .65) ( .24) ( .27) —
October 31, 2019 10 .91 .34 .55 .89 ( .45) — ( .10)

See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 37
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(ǿ)(±)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(ɯ)(≠)
%
Ratio of Expenses
to Average
Net Assets,
Net
(Ƃ)(ɯ)(≠)
%
Ratio of Net
Investment Income
to Average
Net Assets
(‡)(ǿ)(Ƃ)
%
Portfolio
Turnover Rate
(ǿ)
( .04) 10 .05 13 .49 322,637 .73 .51 1 .33 2
( .38) 8 .89 5 .21 312,806 .73 .47 1 .80 37
(1 .72) 8 .81 (17 .35) 340,785 .74 .47 3 .71 8
( .23) 12 .40 27 .33 469,854 .73 .47 2 .09 59
( .50) 9 .93 (6 .10) 419,101 .73 .47 2 .66 37
( .55) 11 .08 8 .58 546,705 .73 .47 2 .86 11
( .03) 9 .56 13 .09 201,632 1 .48 1 .26 .93 2
( .34) 8 .48 4 .44 195,869 1 .48 1 .22 1 .06 37
(1 .66) 8 .44 (18 .03) 230,023 1 .49 1 .22 3 .02 8
( .15) 11 .97 26 .49 345,256 1 .48 1 .22 1 .20 59
( .44) 9 .59 (6 .88) 343,712 1 .48 1 .22 1 .86 37
( .52) 10 .74 7 .87 484,422 1 .48 1 .22 2 .10 11
( .04) 10 .28 13 .56 9,334 .48 .30 1 .42 2
( .39) 9 .09 5 .47 8,129 .48 .26 2 .07 37
(1 .74) 8 .99 (17 .21) 8,608 .49 .26 3 .98 8
( .25) 12 .62 27 .59 12,249 .48 .26 2 .49 59
( .52) 10 .10 (5 .88) 16,852 .48 .26 2 .78 37
( .55) 11 .26 8 .81 19,058 .48 .26 3 .24 11
( .04) 10 .09 13 .44 19,297 .73 .55 1 .30 2
( .38) 8 .93 5 .28 21,758 .73 .51 1 .75 37
(1 .72) 8 .84 (17 .50) 26,286 .74 .51 3 .69 8
( .23) 12 .45 27 .40 41,735 .73 .51 2 .08 59
( .49) 9 .96 (6 .22) 38,924 .73 .51 2 .69 37
( .54) 11 .12 8 .64 56,506 .73 .51 2 .89 11
( .04) 10 .05 13 .32 16,316 .98 .80 1 .22 2
( .36) 8 .90 4 .97 14,598 .98 .76 1 .70 37
(1 .69) 8 .82 (17 .64) 21,682 .99 .76 3 .68 8
( .20) 12 .42 26 .93 32,161 .98 .76 1 .79 59
( .47) 9 .95 (6 .41) 30,254 .98 .76 2 .28 37
( .54) 11 .11 8 .36 39,329 .98 .76 2 .52 11
( .04) 10 .26 13 .45 90,210 .48 .36 1 .41 2
( .39) 9 .08 5 .44 85,628 .48 .32 1 .98 37
(1 .74) 8 .98 (17 .27) 95,302 .49 .32 4 .18 8
( .25) 12 .61 27 .56 157,073 .48 .32 2 .38 59
( .51) 10 .09 (5 .96) 166,658 .48 .32 3 .11 37
( .55) 11 .25 8 .79 281,677 .48 .31 3 .10 11

Russell Investment Company
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
38 Balanced Strategy Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates as of April 30, 2024 were as follows:
Transactions (amounts in thousands) during the period ended April 30 , 202 4 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2024, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 77,102
Administrative fees 23,406
Distribution fees 197,352
Shareholder servicing fees 49,678
Transfer agent fees 64,094
Trustee fees 4,552
$ 416,184
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
Global Infrastructure Fund $ 12,796 $ 147 $ 1,098 $ (1) $ 1,501 $ 13,345 $ 143 $ —
Global Real Estate Securities Fund 15,709 217 1,528 24 1,608 16,030 188 —
Multifactor U.S. Equity Fund 105,454 4,664 17,691 463 16,036 108,926 530 3,851
U.S. Small Cap Equity Fund 21,859 642 3,217 246 3,427 22,957 165 472
Investment Grade Bond Fund 115,329 2,356 2,652 21 3,531 118,585 2,239 —
Long Duration Bond Fund 25,592 477 1,446 19 1,155 25,797 432 —
Opportunistic Credit Fund 12,827 417 573 8 660 13,339 390 —
Short Duration Bond Fund 12,824 335 70 — 176 13,265 253 —
Strategic Bond Fund 35,250 892 860 (122) 906 36,066 837 —
Emerging Markets Fund 19,177 626 1,969 58 2,223 20,115 530 —
Global Equity Fund 191,821 2,913 28,839 294 32,287 198,476 2,907 —
Multifactor International Equity
Fund 19,192 752 2,590 265 2,301 19,920 692 —
Multi-Strategy Income Fund 51,272 1,409 3,499 (192) 4,077 53,067 1,351 —
$ 639,102 $ 15,847 $ 66,032 $ 1,083 $ 69,888 $ 659,888 $ 10,657 $ 4,323
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 593,195,417 $ 75,195,145 $ (8,502,598) $ 66,692,547

Russell Investment Company
Growth Strategy Fund
Shareholder Expense Example — April 30, 2024 (Unaudited)
Growth Strategy Fund 39
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2023 to April 30, 2024 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account
values and actual expenses. You may use the information in
this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account
during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and
expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2024 $ 1,161.60 $ 1,022.08
Expenses Paid During Period* $ 3.01 $ 2.82
* Expenses are equal to the Fund's annualized expense ratio of 0.56%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2024 $ 1,155.80 $ 1,018.35
Expenses Paid During Period* $ 7.02 $ 6.57
* Expenses are equal to the Fund's annualized expense ratio of 1.31%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class R1
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2024 $ 1,162.60 $ 1,023.57
Expenses Paid During Period* $ 1.40 $ 1.31
* Expenses are equal to the Fund's annualized expense ratio of 0.26%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Growth Strategy Fund
Shareholder Expense Example, continued — April 30, 2024 (Unaudited)
40 Growth Strategy Fund
Class R4
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2024 $ 1,161.70 $ 1,022.33
Expenses Paid During Period* $ 2.74 $ 2.56
* Expenses are equal to the Fund's annualized expense ratio of 0.51%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class R5
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2024 $ 1,159.30 $ 1,021.08
Expenses Paid During Period* $ 4.08 $ 3.82
* Expenses are equal to the Fund's annualized expense ratio of 0.76%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2024 $ 1,161.90 $ 1,023.32
Expenses Paid During Period* $ 1.67 $ 1.56
* Expenses are equal to the Fund's annualized expense ratio of 0.31%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Growth Strategy Fund
Schedule of Investments — April 30, 2024 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Growth Strategy Fund 41
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.1%
Alternative - 5.3%
Global Infrastructure Fund Class Y 1,448,822 12,489
Global Real Estate Securities Fund Class Y 765,558 20,670
33,159
Domestic Equities - 31.1%
Multifactor U.S. Equity Fund Class Y 6,286,441 108,630
U.S. Small Cap Equity Fund Class Y 1,052,280 27,727
U.S. Strategic Equity Fund Class Y 3,480,043 55,855
192,212
Fixed Income - 14.2%
Long Duration Bond Fund Class Y 2,694,014 20,825
Opportunistic Credit Fund Class Y 1,499,102 12,502
Strategic Bond Fund Class Y 6,180,174 54,386
87,713
International Equities - 41.4%
Emerging Markets Fund Class Y 1,816,927 28,489
Global Equity Fund Class Y 18,646,110 180,494
Multifactor International Equity Fund Class Y 4,546,059 46,870
255,853
Multi-Asset - 8.1%
Multi-Asset Growth Strategy Fund Class Y 4,927,729 49,967
Total Investments in Affiliated Funds
(cost $539,681) 618,904
Total Investments - 100.1%
(identified cost $539,681) 618,904
Other Assets and Liabilities, Net - (0.1)%
(404)
Net Assets - 100.0%
618,500

Russell Investment Company
Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
42 Growth Strategy Fund
Statement of Assets and Liabilities — April 30, 2024 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 539,681
Investments, at fair value(>) ........................................................................................................................................................
618,904
Receivables:
Investments sold ............................................................................................................................................................... 313
Fund shares sold ............................................................................................................................................................... 55
Prepaid expenses .......................................................................................................................................................................... 4
Total assets ...............................................................................................................................................................
619,276
Liabilities
Payables:
Fund shares redeemed ...................................................................................................................................................... 343
Accrued fees to affiliates .................................................................................................................................................. 363
Other accrued expenses .................................................................................................................................................... 70
Total liabilities ...........................................................................................................................................................
776
Net Assets ...............................................................................................................................................................
$ 618,500

Russell Investment Company
Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Growth Strategy Fund 43
Statement of Assets and Liabilities, continued — April 30, 2024 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 74,512
Shares of beneficial interest .........................................................................................................................................................
539
Additional paid-in capital ............................................................................................................................................................
543,449
Net Assets ...............................................................................................................................................................
$ 618,500
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) .......................................................................................................................................... $ 11.68
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 12.39
Class A — Net assets ........................................................................................................................................................... $ 331,279,938
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 28,373,917
Net asset value per share: Class C (#) .......................................................................................................................................... $ 10.80
Class C — Net assets ........................................................................................................................................................... $ 161,964,271
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 14,993,217
Net asset value per share: Class R1 (#) ........................................................................................................................................ $ 12.01
Class R1 — Net assets ......................................................................................................................................................... $ 3,683,470
Class R1 — Shares outstanding ($.01 par value) ................................................................................................................ 306,765
Net asset value per share: Class R4 (#) ........................................................................................................................................ $ 11.76
Class R4 — Net assets ......................................................................................................................................................... $ 16,407,554
Class R4 — Shares outstanding ($.01 par value) ................................................................................................................ 1,395,059
Net asset value per share: Class R5 (#) ........................................................................................................................................ $ 11.66
Class R5 — Net assets ......................................................................................................................................................... $ 14,500,402
Class R5 — Shares outstanding ($.01 par value) ................................................................................................................ 1,243,158
Net asset value per share: Class S (#) .......................................................................................................................................... $ 11.98
Class S — Net assets ............................................................................................................................................................ $ 90,664,596
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 7,565,947
Amounts in thousands
(>)     Investments in affiliated funds $ 618,904
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
44 Growth Strategy Fund
Statement of Operations — For the Period Ended April 30, 2024 (Unaudited)
Amounts in thousands
Investment Income
Income distributions from affiliated funds ................................................................................................................................... $ 10,176
Expenses
Advisory fees ................................................................................................................................................................... 604
Administrative fees .......................................................................................................................................................... 135
Custodian fees .................................................................................................................................................................. 20
Distribution fees - Class A ............................................................................................................................................... 414
Distribution fees - Class C ............................................................................................................................................... 617
Distribution fees - Class R5 ............................................................................................................................................. 18
Transfer agent fees - Class A ........................................................................................................................................... 33 2
Transfer agent fees - Class C ........................................................................................................................................... 16 4
Transfer agent fees - Class R1 ......................................................................................................................................... 4
Transfer agent fees - Class R4 ......................................................................................................................................... 17
Transfer agent fees - Class R5 ......................................................................................................................................... 14
Transfer agent fees - Class S ............................................................................................................................................ 105
Professional fees .............................................................................................................................................................. 2 6
Registration fees ............................................................................................................................................................... 58
Shareholder servicing fees - Class C ............................................................................................................................... 206
Shareholder servicing fees - Class R4 ............................................................................................................................. 21
Shareholder servicing fees - Class R5 ............................................................................................................................. 18
Trustees’ fees .................................................................................................................................................................... 16
Printing fees ..................................................................................................................................................................... 20
Miscellaneous .................................................................................................................................................................. 1 5
Expenses before reductions .............................................................................................................................................. 2,824
Expense reductions .......................................................................................................................................................... (548)
Net expenses ................................................................................................................................................................................
2,276
Net investment income (loss) .......................................................................................................................................................
7,900
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments in affiliated funds ......................................................................................................................................... 3,46 2
Capital gain distributions from affiliated funds ............................................................................................................... 5,858
Net realized gain (loss) ................................................................................................................................................................
9,3 20
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated funds ......................................................................................................................................... 77,21 2
Net change in unrealized appreciation (depreciation) ................................................................................................................. 77,21 2
Net realized and unrealized gain (loss) ........................................................................................................................................ 86,532
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 94,432

Russell Investment Company
Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Growth Strategy Fund 45
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
April 30, 2024
(Unaudited)
Fiscal Year Ended
October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 7,900 $ 8,682
Net realized gain (loss) ....................................................................................................................... 9,3 20 (11,903)
Net change in unrealized appreciation (depreciation) ........................................................................ 77,21 2 48,159
Net increase (decrease) in net assets from operations .............................................................................. 94,432 44,938
Distributions
To shareholders
Class A .......................................................................................................................................... (1,881) (13,631)
Class C .......................................................................................................................................... (834) (7,579)
Class R1 ........................................................................................................................................ (22) (195)
Class R4 ........................................................................................................................................ (95) (952)
Class R5 ........................................................................................................................................ (77) (755)
Class S .......................................................................................................................................... (547) (5,318)
From return of capital
Class A ..........................................................................................................................................
—
(470)
Class C ..........................................................................................................................................
—
(214)
Class R1 ........................................................................................................................................
—
(5)
Class R4 ........................................................................................................................................
—
(33)
Class R5 ........................................................................................................................................
—
(21)
Class S ..........................................................................................................................................
—
(184)
Net decrease in net assets from distributions ............................................................................................ (3,456) (29,357)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (77,565) (60,714)
Total Net Increase (Decrease) in Net Assets ........................................................................
13,411 (45,133)
Net Assets
Beginning of period .................................................................................................................................. 605,089 650,222
End of period .............................................................................................................................................
$ 618,500 $ 605,089

Russell Investment Company
Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
46 Growth Strategy Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2024 and October 31, 2023 were as follows:
2024 (Unaudited) 2023
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 325 $ 3,730 1,882 $ 19,529
Proceeds from reinvestment of distributions 155 1,870 1,393 14,014
Payments for shares redeemed (2,190) (25,012) (4,336) (45,272)
Net increase (decrease)
(1,710) (19,412) (1,061) (11,729)
Class C
Proceeds from shares sold 249 2,648 616 5,953
Proceeds from reinvestment of distributions 75 832 833 7,782
Payments for shares redeemed (1,513) (16,085) (3,945) (38,226)
Net increase (decrease)
(1,189) (12,605) (2,496) (24,491)
Class R1
Proceeds from shares sold 12 142 50 537
Proceeds from reinvestment of distributions 2 22 20 200
Payments for shares redeemed (17) (205) (243) (2,612)
Net increase (decrease)
(3) (41) (173) (1,875)
Class R4
Proceeds from shares sold 54 620 163 1,71 9
Proceeds from reinvestment of distributions 8 95 98 98 5
Payments for shares redeemed (402) (4,535) (834) (8,708)
Net increase (decrease)
(340) (3,820) (573) (6,004)
Class R5
Proceeds from shares sold 46 522 169 1,789
Proceeds from reinvestment of distributions 6 77 78 776
Payments for shares redeemed (73) (835) (915) (9,580)
Net increase (decrease)
(21) (236) (668) (7,015)
Class S
Proceeds from shares sold 310 3,652 1,353 14,475
Proceeds from reinvestment of distributions 44 540 533 5,497
Payments for shares redeemed (3,914) (45,643) (2,776) (29,572)
Net increase (decrease)
(3,560) (41,451) (890) (9,600)
Total increase (decrease)
(6,823) $ (77,565) (5,861) $ (60,714)

Russell Investment Company
Growth Strategy Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
48 Growth Strategy Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)(‡)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
$
Return of Capital
Class A
April 30, 2024* 10 .11 .15 1 .49 1 .64 ( .07) — —
October 31, 2023 9 .90 .15 .52 .67 ( .13) ( .31) (.02)
October 31, 2022 14 .22 .45 (2 .57) (2 .12) ( .48) (1 .72) —
October 31, 2021 10 .62 .26 3 .51 3 .77 ( .16) ( .01) —
October 31, 2020 12 .18 .28 (1 .02) ( .74) ( .22) ( .60)
— (Ɵ)
October 31, 2019 12 .04 .33 .54 .87 ( .60) ( .13) —
Class C
April 30, 2024* 9 .39 .09 1 .38 1 .47 ( .06) — —
October 31, 2023 9 .26 .07 .49 .56 ( .11) ( .31) (.01)
October 31, 2022 13 .48 .33 (2 .40) (2 .07) ( .43) (1 .72) —
October 31, 2021 10 .09 .12 3 .38 3 .50 ( .10) ( .01) —
October 31, 2020 11 .63 .17 ( .95) ( .78) ( .16) ( .60) —
(Ɵ)
October 31, 2019 11 .59 .22 .53 .75 ( .58) ( .13) —
Class R1
April 30, 2024* 10 .39 .17 1 .52 1 .69 ( .07) — —
October 31, 2023 10 .14 .23 .49 .72 ( .14) ( .31) (.02)
October 31, 2022 14 .51 .49 (2 .63) (2 .14) ( .51) (1 .72) —
October 31, 2021 10 .82 .32 3 .57 3 .89 ( .19) ( .01) —
October 31, 2020 12 .40 .31 (1 .04) ( .73) ( .25) ( .60) —
(Ɵ)
October 31, 2019 12 .22 .43 .49 .92 ( .61) ( .13) —
Class R4
April 30, 2024* 10 .18 .15 1 .50 1 .65 ( .07) — —
October 31, 2023 9 .97 .16 .51 .67 ( .13) ( .31) (.02)
October 31, 2022 14 .30 .49 (2 .61) (2 .12) ( .49) (1 .72) —
October 31, 2021 10 .67 .27 3 .53 3 .80 ( .16) ( .01) —
October 31, 2020 12 .24 .29 (1 .04) ( .75) ( .22) ( .60) —
(Ɵ)
October 31, 2019 12 .09 .34 .54 .88 ( .60) ( .13) —
Class R5
April 30, 2024* 10 .11 .13 1 .48 1 .61 ( .06) — —
October 31, 2023 9 .91 .15 .50 .65 ( .13) ( .31) (.01)
October 31, 2022 14 .24 .47 (2 .62) (2 .15) ( .46) (1 .72) —
October 31, 2021 10 .63 .23 3 .53 3 .76 ( .14) ( .01) —
October 31, 2020 12 .20 .24 (1 .01) ( .77) ( .20) ( .60) —
(Ɵ)
October 31, 2019 12 .08 .32 .52 .84 ( .59) ( .13) —
Class S
April 30, 2024* 10 .37 .20 1 .48 1 .68 ( .07) — —
October 31, 2023 10 .13 .19 .52 .71 ( .14) ( .31) (.02)
October 31, 2022 14 .50 .51 (2 .65) (2 .14) ( .51) (1 .72) —
October 31, 2021 10 .81 .31 3 .57 3 .88 ( .18) ( .01) —
October 31, 2020 12 .39 .29 (1 .02) ( .73) ( .25) ( .60) —
(Ɵ)
October 31, 2019 12 .21 .39 .53 .92 ( .61) ( .13) —

See accompanying notes which are an integral part of the financial statements.
Growth Strategy Fund 49
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(ǿ)(±)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(ɯ)(≠)
%
Ratio of Expenses
to Average
Net Assets,
Net
(Ƃ)(ɯ)(≠)
%
Ratio of Net
Investment Income
to Average
Net Assets
(‡)(ǿ)(Ƃ)
%
Portfolio
Turnover Rate
(ǿ)
( .07) 11 .68 16 .16 331,280 .73 .56 1 .28 3
( .46) 10 .11 6 .85 304,194 .74 .55 1 .45 30
(2 .20) 9 .90 (17 .53) 308,433 .74 .55 3 .98 10
( .17) 14 .22 35 .55 421,040 .74 .57 1 .97 61
( .82) 10 .62 (6 .60) 349,360 .74 .57 2 .50 40
( .73) 12 .18 8 .09 455,749 .73 .56 2 .82 13
( .06) 10 .80 15 .58 161,964 1 .48 1 .31 .85 3
( .43) 9 .39 6 .14 151,867 1 .49 1 .30 .69 30
(2 .15) 9 .26 (18 .22) 173,038 1 .49 1 .30 3 .11 10
( .11) 13 .48 34 .70 247,152 1 .49 1 .32 .94 61
( .76) 10 .09 (7 .33) 226,670 1 .49 1 .32 1 .67 40
( .71) 11 .63 7 .27 332,569 1 .49 1 .31 1 .99 13
( .07) 12 .01 16 .26 3,683 .48 .26 1 .44 3
( .47) 10 .39 7 .21 3,220 .49 .25 2 .15 30
(2 .23) 10 .14 (17 .29) 4,899 .49 .25 4 .24 10
( .20) 14 .51 35 .98 6,672 .49 .27 2 .39 61
( .85) 10 .82 (6 .35) 6,931 .49 .27 2 .80 40
( .74) 12 .40 8 .40 7,947 .48 .26 3 .62 13
( .07) 11 .76 16 .17 16,408 .73 .51 1 .31 3
( .46) 10 .18 6 .82 17,676 .74 .50 1 .51 30
(2 .21) 9 .97 (17 .48) 23,014 .74 .50 4 .28 10
( .17) 14 .30 35 .72 45,566 .74 .52 2 .05 61
( .82) 10 .67 (6 .60) 41,098 .74 .52 2 .58 40
( .73) 12 .24 8 .16 57,807 .74 .52 2 .85 13
( .06) 11 .66 15 .93 14,500 .98 .76 1 .17 3
( .45) 10 .11 6 .63 12,777 .99 .75 1 .42 30
(2 .18) 9 .91 (17 .71) 19,144 .99 .75 4 .14 10
( .15) 14 .24 35 .44 29,994 .99 .77 1 .73 61
( .80) 10 .63 (6 .86) 23,354 .99 .77 2 .26 40
( .72) 12 .20 7 .82 32,313 .99 .77 2 .71 13
( .07) 11 .98 16 .19 90,665 .48 .31 1 .69 3
( .47) 10 .37 7 .10 115,355 .49 .30 1 .77 30
(2 .23) 10 .13 (17 .34) 121,694 .49 .30 4 .38 10
( .19) 14 .50 35 .98 168,847 .49 .32 2 .31 61
( .85) 10 .81 (6 .40) 145,026 .49 .32 2 .60 40
( .74) 12 .39 8 .40 169,174 .48 .31 3 .26 13

Russell Investment Company
Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
50 Growth Strategy Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates as of April 30, 2024 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 2024 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2024, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 20,694
Administrative fees 21,987
Distribution fees 174,137
Shareholder servicing fees 40,406
Transfer agent fees 102,029
Trustee fees 4,080
$ 363,333
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
Global Infrastructure Fund $ 12,140 $ 138 $ 1,228 $ 18 $ 1,421 $ 12,489 $ 137 $ —
Global Real Estate Securities Fund 20,859 303 2,744 (502) 2,754 20,670 245 —
Multifactor U.S. Equity Fund 105,965 4,500 18,242 3,288 13,119 108,630 538 3,961
U.S. Small Cap Equity Fund 26,561 914 4,238 344 4,146 27,727 206 590
U.S. Strategic Equity Fund 54,602 2,229 10,056 440 8,640 55,855 922 1,307
Long Duration Bond Fund 21,191 363 1,753 56 968 20,825 352 —
Opportunistic Credit Fund 12,229 371 729 7 624 12,502 371 —
Strategic Bond Fund 54,852 1,316 3,059 (455) 1,732 54,386 1,303 —
Emerging Markets Fund 27,261 777 2,757 (5) 3,213 28,489 766 —
Global Equity Fund 175,398 2,730 27,317 219 29,464 180,494 2,721 —
Multifactor International Equity
Fund 45,408 1,674 6,259 184 5,863 46,870 1,673 —
Multi-Asset Growth Strategy Fund 48,719 942 4,830 (132) 5,268 49,967 942 —
$ 605,185 $ 16,257 $ 83,212 $ 3,462 $ 77,212 $ 618,904 $ 10,176 $ 5,858
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 547,089,485 $ 83,906,036 $ (12,091,070) $ 71,814,966

Russell Investment Company
Equity Growth Strategy Fund
Shareholder Expense Example — April 30, 2024 (Unaudited)
Equity Growth Strategy Fund 51
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2023 to April 30, 2024 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account
values and actual expenses. You may use the information in
this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account
during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and
expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2024 $ 1,175.20 $ 1,022.13
Expenses Paid During Period* $ 2.97 $ 2.77
* Expenses are equal to the Fund's annualized expense ratio of 0.55%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2024 $ 1,171.30 $ 1,018.40
Expenses Paid During Period* $ 7.02 $ 6.52
* Expenses are equal to the Fund's annualized expense ratio of 1.30%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class R1
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2024 $ 1,177.00 $ 1,023.77
Expenses Paid During Period* $ 1.19 $ 1.11
* Expenses are equal to the Fund's annualized expense ratio of 0.22%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Equity Growth Strategy Fund
Shareholder Expense Example, continued — April 30, 2024 (Unaudited)
52 Equity Growth Strategy Fund
Class R4
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2024 $ 1,175.30 $ 1,022.53
Expenses Paid During Period* $ 2.54 $ 2.36
* Expenses are equal to the Fund's annualized expense ratio of 0.47%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class R5
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2024 $ 1,174.00 $ 1,021.28
Expenses Paid During Period* $ 3.89 $ 3.62
* Expenses are equal to the Fund's annualized expense ratio of 0.72%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2023 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2024 $ 1,175.90 $ 1,023.37
Expenses Paid During Period* $ 1.62 $ 1.51
* Expenses are equal to the Fund's annualized expense ratio of 0.30%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-
half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Equity Growth Strategy Fund
Schedule of Investments — April 30, 2024 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Equity Growth Strategy Fund 53
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.1%
Alternative - 6.5%
Global Infrastructure Fund Class Y 716,546 6,177
Global Real Estate Securities Fund Class Y 507,382 13,699
19,876
Domestic Equities - 35.9%
Multifactor U.S. Equity Fund Class Y 3,563,361 61,575
U.S. Small Cap Equity Fund Class Y 635,608 16,748
U.S. Strategic Equity Fund Class Y 2,012,396 32,299
110,622
Fixed Income - 4.5%
Long Duration Bond Fund Class Y 998,034 7,715
Opportunistic Credit Fund Class Y 745,479 6,217
13,932
International Equities - 45.1%
Emerging Markets Fund Class Y 1,191,730 18,686
Global Equity Fund Class Y 9,239,292 89,437
Multifactor International Equity Fund Class Y 2,995,440 30,883
139,006
Multi-Asset - 8.1%
Multi-Asset Growth Strategy Fund Class Y 2,440,524 24,747
Total Investments in Affiliated Funds
(cost $274,019) 308,183
Total Investments - 100.1%
(identified cost $274,019) 308,183
Other Assets and Liabilities, Net - (0.1)%
(205)
Net Assets - 100.0%
307,978

Russell Investment Company
Equity Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
54 Equity Growth Strategy Fund
Statement of Assets and Liabilities — April 30, 2024 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 274,019
Investments, at fair value(>) ........................................................................................................................................................
308,183
Receivables:
Investments sold ............................................................................................................................................................... 36
Fund shares sold ............................................................................................................................................................... 35
Prepaid expenses .......................................................................................................................................................................... 2
Total assets ...............................................................................................................................................................
308,256
Liabilities
Payables:
Fund shares redeemed ...................................................................................................................................................... 54
Accrued fees to affiliates .................................................................................................................................................. 184
Other accrued expenses .................................................................................................................................................... 40
Total liabilities ...........................................................................................................................................................
278
Net Assets ...............................................................................................................................................................
$ 307,978

Russell Investment Company
Equity Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Equity Growth Strategy Fund 55
Statement of Assets and Liabilities, continued — April 30, 2024 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 25,556
Shares of beneficial interest .........................................................................................................................................................
227
Additional paid-in capital ............................................................................................................................................................
282,195
Net Assets ...............................................................................................................................................................
$ 307,978
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A (#) .......................................................................................................................................... $ 14.30
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ..................................................... $ 15.17
Class A — Net assets ........................................................................................................................................................... $ 149,813,662
Class A — Shares outstanding ($.01 par value) ................................................................................................................... 10,474,887
Net asset value per share: Class C (#) .......................................................................................................................................... $ 12.05
Class C — Net assets ........................................................................................................................................................... $ 87,595,181
Class C — Shares outstanding ($.01 par value) .................................................................................................................. 7,270,299
Net asset value per share: Class R1 (#) ........................................................................................................................................ $ 14.55
Class R1 — Net assets ......................................................................................................................................................... $ 2,287,183
Class R1 — Shares outstanding ($.01 par value) ................................................................................................................ 157,189
Net asset value per share: Class R4 (#) ........................................................................................................................................ $ 13.97
Class R4 — Net assets ......................................................................................................................................................... $ 7,173,788
Class R4 — Shares outstanding ($.01 par value) ................................................................................................................ 513,424
Net asset value per share: Class R5 (#) ........................................................................................................................................ $ 13.64
Class R5 — Net assets ......................................................................................................................................................... $ 4,841,130
Class R5 — Shares outstanding ($.01 par value) ................................................................................................................ 355,035
Net asset value per share: Class S (#) .......................................................................................................................................... $ 14.48
Class S — Net assets ............................................................................................................................................................ $ 56,267,429
Class S — Shares outstanding ($.01 par value) ................................................................................................................... 3,884,918
Amounts in thousands
(>)     Investments in affiliated funds $ 308,183
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Equity Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
56 Equity Growth Strategy Fund
Statement of Operations — For the Period Ended April 30, 2024 (Unaudited)
Amounts in thousands
Investment Income
Income distributions from affiliated funds ................................................................................................................................... $ 4,577
Expenses
Advisory fees ................................................................................................................................................................... 288
Administrative fees .......................................................................................................................................................... 65
Custodian fees .................................................................................................................................................................. 20
Distribution fees - Class A ............................................................................................................................................... 184
Distribution fees - Class C ............................................................................................................................................... 331
Distribution fees - Class R5 ............................................................................................................................................. 6
Transfer agent fees - Class A ........................................................................................................................................... 147
Transfer agent fees - Class C ........................................................................................................................................... 88
Transfer agent fees - Class R1 ......................................................................................................................................... 2
Transfer agent fees - Class R4 ......................................................................................................................................... 8
Transfer agent fees - Class R5 ......................................................................................................................................... 5
Transfer agent fees - Class S ............................................................................................................................................ 54
Professional fees .............................................................................................................................................................. 20
Registration fees ............................................................................................................................................................... 58
Shareholder servicing fees - Class C ............................................................................................................................... 110
Shareholder servicing fees - Class R4 ............................................................................................................................. 10
Shareholder servicing fees - Class R5 ............................................................................................................................. 6
Trustees’ fees .................................................................................................................................................................... 8
Printing fees ..................................................................................................................................................................... 13
Miscellaneous .................................................................................................................................................................. 9
Expenses before reductions .............................................................................................................................................. 1,432
Expense reductions .......................................................................................................................................................... (329)
Net expenses ................................................................................................................................................................................
1,103
Net investment income (loss) .......................................................................................................................................................
3,474
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments in affiliated funds ......................................................................................................................................... 223
Capital gain distributions from affiliated funds ............................................................................................................... 3,099
Net realized gain (loss) ................................................................................................................................................................
3,322
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated funds ......................................................................................................................................... 40,452
Net change in unrealized appreciation (depreciation) ................................................................................................................. 40,452
Net realized and unrealized gain (loss) ........................................................................................................................................ 43,774
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 47,248

Russell Investment Company
Equity Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Equity Growth Strategy Fund 57
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
April 30, 2024
(Unaudited)
Fiscal Year Ended
October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 3,474 $ 3,767
Net realized gain (loss) ....................................................................................................................... 3,322 (10,270)
Net change in unrealized appreciation (depreciation) ........................................................................ 40,452 28,103
Net increase (decrease) in net assets from operations .............................................................................. 47,248 21,600
Distributions
To shareholders
Class A .......................................................................................................................................... (794) (5,598)
Class C .......................................................................................................................................... (467) (4,286)
Class R1 ........................................................................................................................................ (13) (115)
Class R4 ........................................................................................................................................ (39) (372)
Class R5 ........................................................................................................................................ (27) (285)
Class S .......................................................................................................................................... (315) (2,320)
From return of capital
Class A .......................................................................................................................................... — (145)
Class C .......................................................................................................................................... — (82)
Class R1 ........................................................................................................................................ — (3)
Class R4 ........................................................................................................................................ — (10)
Class R5 ........................................................................................................................................ — (6)
Class S .......................................................................................................................................... — (62)
Net decrease in net assets from distributions ............................................................................................ (1,655) (13,284)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (11,790) (18,825)
Total Net Increase (Decrease) in Net Assets ........................................................................
33,803 (10,509)
Net Assets
Beginning of period .................................................................................................................................. 274,175 284,684
End of period .............................................................................................................................................
$ 307,978 $ 274,175

Russell Investment Company
Equity Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
58 Equity Growth Strategy Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2024 and October 31, 2023 were as follows:
2024 (Unaudited) 2023
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 151 $ 2,103 841 $ 10,723
Proceeds from reinvestment of distributions 53 788 474 5,707
Payments for shares redeemed (516) (7,166) (935) (11,762)
Net increase (decrease)
(312) (4,275) 380 4,668
Class C
Proceeds from shares sold 240 2,822 403 4,312
Proceeds from reinvestment of distributions 37 463 429 4,355
Payments for shares redeemed (776) (9,191) (1,992) (21,345)
Net increase (decrease)
(499) (5,906) (1,160) (12,678)
Class R1
Proceeds from shares sold 8 116 32 414
Proceeds from reinvestment of distributions 1 13 10 118
Payments for shares redeemed (24) (336) (87) (1,127)
Net increase (decrease)
(15) (207) (45) (595)
Class R4
Proceeds from shares sold 23 31 2 62 764
Proceeds from reinvestment of distributions 3 39 33 382
Payments for shares redeemed (148) (2,041) (178) (2,194)
Net increase (decrease)
(122) (1,690) (83) (1,048)
Class R5
Proceeds from shares sold 18 248 102 1,264
Proceeds from reinvestment of distributions 2 27 26 291
Payments for shares redeemed (44) (590) (326) (3,930)
Net increase (decrease)
(24) (315) (198) (2,375)
Class S
Proceeds from shares sold 317 4,599 512 6,445
Proceeds from reinvestment of distributions 21 313 194 2,367
Payments for shares redeemed (306) (4,309) (1,226) (15,609)
Net increase (decrease)
32 603 (520) (6,797)
Total increase (decrease)
(940) $ (11,790) (1,626) $ (18,825)

Russell Investment Company
Equity Growth Strategy Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
60 Equity Growth Strategy Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)(‡)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
$
Return of Capital
Class A
April 30, 2024* 12 .23 .18 1 .97 2 .15 ( .08) — —
October 31, 2023 11 .90 .19 .69 .88 ( .16) ( .38) ( .01)
October 31, 2022 15 .88 .59 (3 .18) (2 .59) ( .56) ( .83) —
October 31, 2021 11 .52 .27 4 .23 4 .50 ( .14) — —
October 31, 2020 13 .16 .32 (1 .39) (1 .07) ( .30) ( .27) —
October 31, 2019 12 .71 .39 .57 .96 ( .51) — —
Class C
April 30, 2024* 10 .34 .09 1 .68 1 .77 ( .06) — —
October 31, 2023 10 .17 .07 .60 .67 ( .11) ( .38) ( .01)
October 31, 2022 13 .81 .37 (2 .68) (2 .31) ( .50) ( .83) —
October 31, 2021 10 .07 .02 3 .80 3 .82 ( .08) — —
October 31, 2020 11 .59 .16 (1 .17) (1 .01) ( .24) ( .27) —
October 31, 2019 11 .31 .21 .56 .77 ( .49) — —
Class R1
April 30, 2024* 12 .43 .21 1 .99 2 .20 ( .08) — —
October 31, 2023 12 .06 .24 .71 .95 ( .18) ( .38) ( .02)
October 31, 2022 16 .08 .66 (3 .25) (2 .59) ( .60) ( .83) —
October 31, 2021 11 .66 .38 4 .21 4 .59 ( .17) — —
October 31, 2020 13 .31 .35 (1 .38) (1 .03) ( .35) ( .27) —
October 31, 2019 12 .82 .47 .54 1 .01 ( .52) — —
Class R4
April 30, 2024* 11 .95 .18 1 .92 2 .10 ( .08) — —
October 31, 2023 11 .63 .19 .69 .88 ( .17) ( .38) ( .01)
October 31, 2022 15 .55 .62 (3 .14) (2 .52) ( .57) ( .83) —
October 31, 2021 11 .29 .26 4 .15 4 .41 ( .15) — —
October 31, 2020 12 .91 .32 (1 .36) (1 .04) ( .31) ( .27) —
October 31, 2019 12 .46 .38 .59 .97 ( .52) — —
Class R5
April 30, 2024* 11 .68 .16 1 .87 2 .03 ( .07) — —
October 31, 2023 11 .38 .17 .67 .84 ( .15) ( .38) ( .01)
October 31, 2022 15 .26 .49 (3 .00) (2 .51) ( .54) ( .83) —
October 31, 2021 11 .08 .19 4 .11 4 .30 ( .12) — —
October 31, 2020 12 .68 .26 (1 .30) (1 .04) ( .29) ( .27) —
October 31, 2019 12 .28 .36 .55 .91 ( .51) — —
Class S
April 30, 2024* 12 .38 .20 1 .98 2 .18 ( .08) — —
October 31, 2023 12 .02 .23 .70 .93 ( .17) ( .38) ( .02)
October 31, 2022 16 .02 .68 (3 .26) (2 .58) ( .59) ( .83) —
October 31, 2021 11 .62 .32 4 .25 4 .57 ( .17) — —
October 31, 2020 13 .27 .43 (1 .48) (1 .05) ( .33) ( .27) —
October 31, 2019 12 .79 .43 .57 1 .00 ( .52) — —

See accompanying notes which are an integral part of the financial statements.
Equity Growth Strategy Fund 61
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(ǿ)(±)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(ɯ)( ≠ )
%
Ratio of Expenses
to Average
Net Assets,
Net
(Ƃ)(ɯ)( ≠ )
%
Ratio of Net
Investment Income
to Average
Net Assets
(‡)(ǿ)(Ƃ)
%
Portfolio
Turnover Rate
(ǿ)
( .08) 14 .30 17 .52 149,814 .77 .55 1 .27 4
( .55) 12 .23 7 .53 131,965 .77 .54 1 .48 35
(1 .39) 11 .90 (17 .79) 123,791 .77 .55 4 .34 10
( .14) 15 .88 39 .19 161,572 .77 .57 1 .85 66
( .57) 11 .52 (8 .24) 132,157 .78 .57 2 .68 42
( .51) 13 .16 8 .25 168,429 .76 .56 3 .10 15
( .06) 12 .05 17 .13 87,595 1 .52 1 .30 .73 4
( .50) 10 .34 6 .74 80,364 1 .52 1 .29 .62 35
(1 .33) 10 .17 (18 .39) 90,793 1 .52 1 .30 3 .15 10
( .08) 13 .81 38 .02 125,995 1 .52 1 .32 .14 66
( .51) 10 .07 (8 .93) 108,096 1 .53 1 .32 1 .54 42
( .49) 11 .59 7 .52 153,025 1 .51 1 .31 1 .85 15
( .08) 14 .55 17 .70 2,287 .52 .22 1 .47 4
( .58) 12 .43 7 .99 2,142 .52 .21 1 .90 35
(1 .43) 12 .06 (17 .57) 2,629 .52 .22 4 .80 10
( .17) 16 .08 39 .55 3,145 .52 .24 2 .56 66
( .62) 11 .66 (7 .90) 5,005 .53 .24 2 .93 42
( .52) 13 .31 8 .60 5,828 .51 .24 3 .74 15
( .08) 13 .97 17 .53 7,174 .77 .47 1 .29 4
( .56) 11 .95 7 .69 7,597 .77 .46 1 .58 35
(1 .40) 11 .63 (17 .73) 8,362 .77 .47 4 .67 10
( .15) 15 .55 39 .19 14,544 .77 .49 1 .82 66
( .58) 11 .29 (8 .16) 12,609 .78 .49 2 .75 42
( .52) 12 .91 8 .45 18,531 .76 .49 3 .12 15
( .07) 13 .64 17 .40 4,841 1 .02 .72 1 .18 4
( .54) 11 .68 7 .48 4,425 1 .02 .71 1 .38 35
(1 .37) 11 .38 (17 .98) 6,567 1 .02 .72 3 .78 10
( .12) 15 .26 38 .94 7,713 1 .02 .74 1 .37 66
( .56) 11 .08 (8 .38) 6,605 1 .03 .74 2 .39 42
( .51) 12 .68 8 .08 8,455 1 .01 .74 2 .95 15
( .08) 14 .48 17 .59 56,267 .52 .30 1 .40 4
( .57) 12 .38 7 .88 47,682 .52 .29 1 .80 35
(1 .42) 12 .02 (17 .57) 52,542 .52 .30 4 .96 10
( .17) 16 .02 39 .45 78,256 .52 .32 2 .17 66
( .60) 11 .62 (8 .03) 71,250 .52 .32 3 .52 42
( .52) 13 .27 8 .52 140,333 .51 .31 3 .37 15

Russell Investment Company
Equity Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
62 Equity Growth Strategy Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates as of April 30, 2024 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 2024 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2024, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 13,083
Administrative fees 10,953
Distribution fees 87,391
Shareholder servicing fees 20,857
Transfer agent fees 50,597
Trustee fees 1,597
$ 184,478
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
Global Infrastructure Fund $ 5,515 $ 405 $ 398 $ (4) $ 659 $ 6,177 $ 64 $ —
Global Real Estate Securities Fund 12,241 1,208 979 (165) 1,394 13,699 159 —
Multifactor U.S. Equity Fund 54,934 2,383 4,521 158 8,621 61,575 289 2,069
U.S. Small Cap Equity Fund 14,784 863 1,412 37 2,476 16,748 116 333
U.S. Strategic Equity Fund 28,870 1,202 2,735 132 4,830 32,299 494 697
Long Duration Bond Fund 6,868 735 178 — 290 7,715 122 —
Opportunistic Credit Fund 5,526 546 145 (1) 291 6,217 169 —
Emerging Markets Fund 16,495 879 692 (82) 2,086 18,686 464 —
Global Equity Fund 79,593 1,242 5,261 134 13,729 89,437 1,242 —
Multifactor International Equity
Fund 27,489 1,073 1,422 53 3,690 30,883 1,017 —
Multi-Asset Growth Strategy Fund 22,053 948 601 (39) 2,386 24,747 441 —
$ 274,368 $ 11,484 $ 18,344 $ 223 $ 40,452 $ 308,183 $ 4,577 $ 3,099
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 276,862,291 $ 34,949,063 $ (3,628,632) $ 31,320,431

Russell Investment Company
LifePoints
®
Funds
Notes to Financial Highlights — April 30, 2024 (Unaudited)
Notes to Financial Highlights 63
* For the period ended April 30, 2024 (Unaudited)
(ƥ) Average daily shares outstanding were used for this calculation.
(‡) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the
Fund invests.
(ǿ) The ratios or returns for periods less than one year are not annualized.
(±) Total return for Class A does not reflect a front-end sales charge. If sales charges were included, the total return would be lower.
(Ƃ) May reflect amounts waived and/or reimbursed by Russell Investment Management, LLC (“RIM”) and/or Russell Investments Fund Services,
LLC (“RIFUS”).
(ɯ) The ratios for periods less than one year are annualized.
(≠) The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests.
(Ɵ) Less than $.01 per share.

Russell Investment Company
LifePoints
®
Funds
Notes to Financial Statements — April 30, 2024 (Unaudited)
64 Notes to Financial Statements
1. Organization
Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 30 different investment portfolios referred to as funds. These financial statements report on five of these funds (each a “Fund” and collectively the “Funds”).
The Investment Company is registered under the Investment Company Act of 1940, as amended (“Investment Company Act”), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under a Fourth
Amended and Restated Master Trust Agreement dated December 7, 2020, as amended (“Master Trust Agreement”), and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Investment Company’s Master
Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest. Each of the Funds is diversified. Under the Investment Company Act, a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash equivalents
(including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer. Unless otherwise specified, “period” (as used within the financial statements) refers to the six months ended April 30, 2024.
Each of the Funds listed in the table below is a “fund of funds” and diversifies its assets by investing in shares of several other
RIC funds (the “Underlying Funds”). These financial statements should be read in conjunction with the financial statements of the Underlying Funds, which can be obtained at russellinvestments.com. Each Fund seeks to achieve its specific investment objective by investing in different combinations of Underlying Funds.
The following table shows each Fund’s approximate target strategic asset allocation to equity, fixed income, multi-asset and alternative asset classes as of April 30, 2024. The equity Underlying Funds in which the Funds may invest include the
Multifactor U.S. Equity, Sustainable Equity, U.S. Strategic Equity, U.S. Small Cap Equity, Multifactor International Equity,
Global Equity and Emerging Markets Funds. The fixed income Underlying Funds in which the Funds may invest include the
Opportunistic Credit, Long Duration Bond, Strategic Bond, Investment Grade Bond and Short Duration Bond Funds. The multi-
asset Underlying Funds in which the Funds may invest include the Multi-Strategy Income and Multi-Asset Growth Strategy
Funds. The alternative Underlying Funds in which the Funds may invest include the Global Infrastructure and Global Real
Estate Securities Funds. Each Fund intends its strategy of investing in combinations of equity, fixed income, multi-asset and alternative Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. Russell Investment Management, LLC (“RIM”), the Funds’ investment adviser, may modify the target strategic asset allocation for any Fund, including changes to the Underlying Funds in which a Fund invests, from time to time. RIM’s allocation decisions are generally based on RIM’s outlook on the business and economic cycle, relative market valuations and market sentiment. RIM may change a Fund’s target strategic asset allocation by up to +/- 5% at the equity, fixed income, multi-asset or alternative asset class level based on RIM’s capital markets research. A Fund’s actual allocation may vary from the target strategic asset allocation at any point in time due to market movements and/or due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. A Fund’s target strategic asset allocation and the Underlying Funds in which a Fund may invest may be changed from time to time without shareholder notice or approval.
* As described above, actual asset allocation may vary.
# Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds.
2. Significant Accounting Policies
The Funds’ financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”)
which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and
Asset Allocation*
Conservative
Strategy Fund
Moderate
Strategy Fund
Balanced
Strategy Fund
Growth
Strategy Fund
Equity Growth
Strategy Fund
Equity 18% 37% 56% 72% 81%
Fixed Income 72% 52% 31.5% 14.5% 4.5%
Multi-Asset 8% 8% 8% 8% 8%
Alternative# 2% 3% 4.5% 5.5% 6.5%

Russell Investment Company
LifePoints
®
Funds
Notes to Financial Statements, continued — April 30, 2024 (Unaudited)
Notes to Financial Statements 65
reporting guidance applicable to investment companies. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.
Security Valuation
The Underlying Funds value portfolio instruments according to securities valuation procedures and pricing sources and services, which include market value procedures, fair value procedures, other key valuation procedures and a description of the pricing sources and services used by the Underlying Funds. With respect to an Underlying Fund’s investments that do not have readily available market quotations, the Trustees have designated RIM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act. The Funds value the shares of the Underlying Funds at the current net asset value (“NAV”) per share of each Underlying Fund. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies.
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods, requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, and segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:
Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.
Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIM, that are used in determining the fair value of investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:
Equity securities, including common and preferred stock, short securities, registered open-end investment companies, ETFs and restricted securities that are traded on a national securities exchange (or reported on the NASDAQ national market), are stated
at the last reported sales price on the day of valuation or official closing price, as applicable. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.
Investments in investment funds that are not traded on a national securities exchange (or reported on the NASDAQ national market) will be valued based upon the NAV of such investments without further adjustment as a practical expedient.
As of April 30, 2024, all investments held were classified as Level 1 within the fair value hierarchy.
Investment Transactions
Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost incurred.

Russell Investment Company
LifePoints
®
Funds
Notes to Financial Statements, continued — April 30, 2024 (Unaudited)
66 Notes to Financial Statements
Investment Income
Distributions of income and capital gains from the Funds or Underlying Funds are recorded on the ex-dividend date.
Federal Income Taxes
Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (or losses) of the other Funds.
Each Fund intends to qualify or continue to qualify as a regulated investment company under Subchapter M of the Internal
Revenue Code of 1986, as amended (the “Code”), and intends to distribute all of its taxable income and capital gains. Therefore, no federal income tax provision is required for the Funds.
The Funds comply with the authoritative guidance for uncertainty in income taxes which requires management to determine whether a tax position of the Funds is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than
50% likelihood of being realized upon ultimate settlement with the relevant taxing authority. Management determined that no accruals need to be made in the financial statements due to uncertain tax positions. Management continually reviews and adjusts the Funds’ liability for income taxes based on analyses of tax laws and regulations, as well as their interpretations, and other relevant factors.
Each Fund files a U.S. tax return. As of April 30, 2024, the Funds had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ended October 31, 2020 through October 31,
2022, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Dividends and Distributions to Shareholders
Income dividends, capital gain distributions and return of capital, if any, are recorded on the ex-dividend date. Income dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.
The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from U.S. GAAP. As a result, net investment income and net realized gain (or loss) on investments and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period.
The differences between tax regulations and U.S. GAAP primarily relate to investments in the Underlying Funds sold at a loss, wash sale deferrals and capital loss carryforwards. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their NAVs.
Expenses
Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include those expenses incurred by the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and the Funds may own different proportions of the Underlying Funds at different times, the amount of the Underlying Funds’ fees and expenses incurred indirectly by the Funds will vary.
The Funds pay their own expenses other than those expressly assumed by RIM, the Funds’ adviser, or Russell Investments Fund
Services, LLC (“RIFUS”), the Funds’ administrator and transfer agent. Most expenses can be directly attributed to the individual
Funds. Expenses which cannot be directly attributed to a specific Fund are allocated among all Funds principally based on their relative net assets.
Class Allocation
Each of the Funds presented herein may offer certain of the following classes of shares: Class A, Class C, Class M, Class R1, Class
R4, Class R5 and Class S. All share classes have identical voting, dividend, liquidation and other rights, preferences, powers, restrictions, limitations, qualifications and the same terms and conditions. The separate classes of shares differ principally in the

Russell Investment Company
LifePoints
®
Funds
Notes to Financial Statements, continued — April 30, 2024 (Unaudited)
Notes to Financial Statements 67
applicable sales charges, transfer agent fees, distribution fees and shareholder servicing fees. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses), investment income, and expenses with the exception of class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.
Guarantees
In the normal course of business, the Funds may enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.
Market, Credit and Counterparty Risk
In the normal course of business, the Underlying Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform
(credit risk). Similar to credit risk, the Underlying Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Underlying Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the Underlying Funds’ financial statements (the “Assets”). The Assets consist principally of cash due from counterparties and investments. The extent of the Underlying Funds’ exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Underlying Funds’ Statements of Assets and Liabilities.
Global economies and financial markets are increasingly interconnected and political and economic conditions (including instability and volatility due to international trade disputes) and events (including natural disasters, pandemics, epidemics, social unrest and government shutdowns) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by an Underlying Fund may experience significant declines in the value of their assets and even cease operations. This could occur whether or not the Underlying Fund invests in securities of issuers located in or with significant exposure to the countries directly affected. Such conditions and/or events may not have the same impact on all types of securities and may expose an Underlying Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by an Underlying Fund. This could cause an Underlying Fund to underperform other types of investments.
From time to time, outbreaks of infectious illness, public health emergencies and other similar issues (“public health events”)
may occur in one or more countries around the globe. Such public health events have had significant impacts on both the country in which the event is first identified as well as other countries in the global economy. Public health events have reduced consumer demand and economic output in one or more countries subject to the public health event, resulted in restrictions on trading and market closures (including for extended periods of time), increased substantially the volatility of financial markets, and, more generally, have had a significant negative impact on the economy of the country or countries subject to the public health event.
Public health events have also adversely affected the global economy, global supply chains and the securities in which the
Underlying Funds invest across a number of industries, sectors and asset classes. The extent of the impact depends on, among other factors, the scale and duration of any such public health event. Public health events have resulted in the governments of affected countries taking potentially significant measures to seek to mitigate the transmission of the infectious illness or other public health issue including, among other measures, imposing travel restrictions and/or quarantines and limiting the operations of non-essential businesses. Any of these events could adversely affect an Underlying Fund’s investments and performance, including by exacerbating other pre-existing political, social and economic risks. Governmental authorities and other entities may respond to such events with fiscal and/or monetary policy changes. It is not guaranteed that these policy changes will have their intended effect and it is possible that the implementation of or subsequent reversal of such policy changes could increase volatility in financial markets, which could adversely affect an Underlying Fund’s investments and performance.
3. Investment Transactions
Underlying Funds
During the period ended April 30, 2024, purchases and sales of Underlying Funds were as follows:
Funds Purchases Sales
Conservative Strategy Fund $ 2 , 642 , 030 $ 8 , 742 , 886
Moderate Strategy Fund 4 , 011 , 251 15 , 408 , 096

Russell Investment Company
LifePoints
®
Funds
Notes to Financial Statements, continued — April 30, 2024 (Unaudited)
68 Notes to Financial Statements
4. Related Party Transactions, Fees and Expenses
Adviser, Administrator, Transfer and Dividend Disbursing Agent
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Funds. RIFUS is the Funds’ administrator and transfer agent. RIFUS, in its capacity as the Funds’ administrator, provides or oversees the provision of all administrative services for the Funds. RIFUS, in its capacity as the Funds’ transfer agent and dividend disbursing agent, is responsible for providing transfer agency and dividend disbursing services to the Funds. RIFUS is a wholly-owned subsidiary of RIM. RIM is an indirect, wholly-owned subsidiary of Russell Investments Group, Ltd.
An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or which the Fund controls, is controlled by or is under common control with. See each Fund’s Related Party Transactions, Fees and Expenses for
disclosure of transactions with affiliated companies.
Effective March 1, 2024, each Fund pays an annual advisory fee of 0.17% to RIM. Prior to March 1, 2024, each Fund paid an annual advisory fee of 0.20% to RIM. In addition, each Fund pays an annual administrative fee of up to 0.0425% to RIFUS based upon the average daily net assets of the Fund payable on a monthly basis. Administrative fees are assessed on total Fund net assets based on a tiered fee schedule. The following shows the total amount of each of these fees paid by the Funds for the period ended April 30, 2024:
Waivers and Reimbursements
RIM has agreed to certain waivers of its advisory fees as follows:
For the Conservative Strategy Fund, RIM has contractually agreed, until February 28, 2025, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.17% of the average daily net assets of the Fund on an annual basis. Direct Fund-level operating expenses do not include transfer agency fees, Rule 12b-1 distribution fees, shareholder servicing fees, infrequent and/or unusual expenses (including litigation expenses), or the expenses of other investment companies in which the Fund invests which are borne indirectly by the
Fund. This waiver and reimbursement may not be terminated during the relevant period except with Board approval.
For the Moderate Strategy Fund, RIM has contractually agreed, until February 28, 2025, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.13% of the average daily net assets of the Fund on an annual basis. Direct Fund-level operating expenses do not include transfer agency fees, Rule 12b-1 distribution fees, shareholder servicing fees, infrequent and/or unusual expenses (including litigation expenses), or the expenses of other investment companies in which the Fund invests which are borne indirectly by the
Fund. This waiver and reimbursement may not be terminated during the relevant period except with Board approval.
For the Balanced Strategy Fund, RIM has contractually agreed, until February 28, 2025, to waive 0.03% of its 0.17% advisory fee. This waiver may not be terminated during the relevant period except with Board approval.
For the Growth Strategy Fund, RIM has contractually agreed, until February 28, 2025, to waive 0.13% of its 0.17% advisory fee.
This waiver may not be terminated during the relevant period except with Board approval.
For the Equity Growth Strategy Fund, RIM has contractually agreed, until February 28, 2025, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses
Funds Purchases Sales
Balanced Strategy Fund 15 , 847 , 094 66 , 032 , 012
Growth Strategy Fund 16 , 257 , 4 50 83 , 212 , 326
Equity Growth Strategy Fund 11 , 483 , 860 18 , 343 , 795
Funds Advisory Administrative
Conservative Strategy Fund
$ 76 , 229 $ 17 , 041
Moderate Strategy Fund
134 , 673 30 , 119
Balanced Strategy Fund
638 , 691 142 , 943
Growth Strategy Fund
603 , 743 135 , 075
Equity Growth Strategy Fund
288 , 319 64 , 633

Russell Investment Company
LifePoints
®
Funds
Notes to Financial Statements, continued — April 30, 2024 (Unaudited)
Notes to Financial Statements 69
exceed 0.13% of the average daily net assets of the Fund on an annual basis. Direct Fund-level operating expenses do not include transfer agency fees, Rule 12b-1 distribution fees, shareholder servicing fees, infrequent and/or unusual expenses (including litigation expenses), or the expenses of other investment companies in which the Fund invests which are borne indirectly by the
Fund. This waiver and reimbursement may not be terminated during the relevant period except with Board approval.
Transfer and Dividend Disbursing Agent
RIFUS serves as transfer agent and provides dividend disbursing services to the Funds. For this service, RIFUS is paid a fee based upon the average daily net assets of the Funds for transfer agency and dividend disbursing services. Transfer agency fees are class-level expenses and may differ by class. RIFUS retains a portion of this fee for services provided to the Funds and pays the balance to unaffiliated agents who assist in providing these services. Transfer agency fees paid by the Funds presented herein for the period ended April 30, 2024 were as follows:
RIFUS has contractually agreed to waive, through February 28, 2025, a portion of its transfer agency fees for certain classes of certain Funds as set forth below:
As of April 30, 2024, RIM and RIFUS waived and reimbursed the following expenses:
RIM does not have the ability to recover amounts waived or reimbursed from previous periods.
Distributor and Shareholder Servicing
Russell Investments Financial Services, LLC (the “Distributor”), a wholly owned subsidiary of RIM, serves as distributor for
RIC, pursuant to a distribution agreement with RIC.
The Investment Company has distribution plans pursuant to Rule 12b-1 (the “Plans”) under the Investment Company Act. Under the Plans, the Investment Company is authorized to make payments to the Distributor or any selling agents, as defined in the
Plans, for sales support services provided, and related expenses incurred which are primarily intended to result in the sale of the
Class A, Class C and Class R5 Shares subject to the Plan. 12b-1 distribution payments are 0.25% of the average daily net assets of a Fund’s Class A and Class R5 Shares and 0.75% of the average daily net assets of a Fund’s Class C Shares on an annual basis.
In addition, the Investment Company has adopted shareholder services plans under which the Funds may make payments to the
Distributor or any servicing agent for any activities or expenses primarily intended to assist, support or service the servicing
Funds Amount
Conservative Strategy Fund
$ 80,192
Moderate Strategy Fund
141,737
Balanced Strategy Fund
672,673
Growth Strategy Fund
635,649
Equity Growth Strategy Fund
304,156
Funds/Classes Waivers
Conservative Strategy Fund – Class A & C
0.08%
Conservative Strategy Fund – Class S
0.02%
Conservative Strategy Fund – Class R1, R4 & R5
0.15%
Moderate Strategy Fund – Class A, C, R1, R4 & R5
0.08%
Balanced Strategy Fund – Class A & C
0.10%
Balanced Strategy Fund – Class R1, R4 & R5
0.06%
Growth Strategy Fund – Class R1, R4 & R5
0.05%
Equity Growth Strategy Fund – Class R1, R4 & R5
0.08%
Funds RIM Waiver
RIM Reimbursement
RIFUS Waiver Total
Conservative Strategy Fund
$ 76 , 229 $ 71 , 386 $ 32 , 303 $ 179 , 918
Moderate Strategy Fund
134 , 673 55 , 774 48 , 945 239 , 392
Balanced Strategy Fund
401 , 72 8 — 281 , 683 683 , 411
Growth Strategy Fund
539 , 271 — 8 , 757 548 , 028
Equity Growth Strategy Fund
288 , 319 34,476 5 , 982 328 , 777

Russell Investment Company
LifePoints
®
Funds
Notes to Financial Statements, continued — April 30, 2024 (Unaudited)
70 Notes to Financial Statements
agents’ clients who beneficially own Class C, Class R4 and Class R5 Shares of the Funds. The shareholder servicing payments will not exceed 0.25% of the average daily net assets of a Fund’s Class C, Class R4 and Class R5 Shares on an annual basis.
The aggregate initial sales charges, contingent deferred sales charges (“CDSC”) and asset-based sales charges on Class A, Class
C, Class R4 and Class R5 Shares of the Funds may not exceed 7.25%, 6.25%, 6.25% and 6.25%, respectively, of total gross sales, subject to certain exclusions. Pursuant to the rules of the Financial Industry Regulatory Authority, Inc. (“FINRA”), these limitations are imposed at the class level on each class of shares of each Fund rather than on a per shareholder basis. Therefore, long-term shareholders of Class A, Class C, Class R4 and Class R5 Shares may pay more than the economic equivalent of the maximum sales charges permitted by FINRA.
Aggregate initial sales charges and CDSC do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment, or from redemption proceeds prior to remittance, as applicable. The Distributor has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds’ Class A Shares for the period ended April 30, 2024:
Board of Trustees
The Russell Investments fund complex consists of RIC, which has 30 funds, and Russell Investment Funds (“RIF”), which has nine funds. Each of the Trustees on the Board is a Trustee of RIC and RIF. The Russell Investments fund complex compensates each Trustee who is not an employee of RIM or its affiliates. Trustee compensation and expenses are allocated to each Fund based on its net assets relative to other funds in the Russell Investments fund complex.
For the period ended April 30, 2024, the regular compensation paid to the Trustees by the Russell Investments fund complex was $945,000.
5. Federal Income Taxes
As of April 30, 2024, there were no net tax basis capital loss carryforwards which may be applied against any net realized taxable gains in each succeeding period.
6. Record Ownership
As of April 30, 2024, the following table includes shareholders of record with greater than 10% of the total outstanding shares of each respective Fund:
7. Line of Credit
The Funds participate in a $200 million unsecured line of credit agreement with State Street Bank and Trust Company (the
“Credit Agreement”), which is currently in effect through March 12, 2025, but may be renewed on an annual basis thereafter.
Borrowings made by the Funds will be utilized solely for temporary or emergency purposes as contemplated by the Investment
Company Act including, without limitation, funding shareholder redemptions. Interest on borrowing is charged to a Fund at a variable rate as determined in accordance with the Credit Agreement. In addition, a commitment fee computed at an annual rate
Funds
CDSC Retained by
Distributor
Aggregate
Front-End
Sales Charges
Front-End
Sales Charges
Retained by
Distributor
Conservative Strategy Fund $ 278 $ 5 , 160 $ 4 , 258
Moderate Strategy Fund 291 10 , 929 5 , 244
Balanced Strategy Fund 648 83 , 678 1 7 , 673
Growth Strategy Fund — 96 , 130 16 , 109
Equity Growth Strategy Fund — 46 , 878 7 , 751
Funds # of Shareholders %
Conservative Strategy Fund 3 6 6 . 7
Moderate Strategy Fund 2 58 . 1
Balanced Strategy Fund 3 67 . 9
Growth Strategy Fund 2 6 0 . 8
Equity Growth Strategy Fund 3 63 . 8

Russell Investment Company
LifePoints
®
Funds
Notes to Financial Statements, continued — April 30, 2024 (Unaudited)
Notes to Financial Statements 71
of 0.20% on the daily unused portion of the line of credit is allocated among the participating Funds pro-rata based on average daily net assets for the applicable period. The Funds are subject to certain covenants contained in the Credit Agreement. Failure to comply with these covenants could cause the acceleration of the repayment of the amount outstanding under the Credit
Agreement.
Expenses associated with the line of credit, such as legal fees and the commitment fee, are shown on the Statement of Operations as miscellaneous fees. The Funds did not make any borrowings under the line of credit during the period ended April 30, 2024.
8. Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date the financial statements were issued and determined no events have occurred that require disclosure.

Russell Investment Company
LifePoints
®
Funds
Shareholder Requests for Additional Information — April 30, 2024 (Unaudited)
72 Shareholder Requests for Additional Information
Each Fund files portfolio holdings information within 60 days after the end of each fiscal quarter as an exhibit on Form N-PORT.
Portfolio holdings information for the third month of each fiscal quarter is publicly available on the SEC’s website at https://www.
sec.gov. Each Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to Fund shareholders.
The Board has delegated to RIM, as RIC’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Underlying Funds may be invested. RIM has established a proxy voting committee and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional Information (“SAI”). The SAI and information regarding how the Underlying Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2023 are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354; (ii) at https://russellinvestments.com; and (iii) on the Securities and Exchange
Commission’s website at www. sec.gov.
Each year, you are automatically sent an updated Prospectus. Unless you specifically request paper copies of the annual and semi-
annual reports from the Funds or your financial intermediary, you will be notified by mail each time the annual and semi-annual reports are posted and provided with a website line to access the reports. You may also occasionally receive notifications of
Prospectus changes and proxy statements for the Funds.
To reduce expenses, we may mail only one copy of the Funds’ prospectuses and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial intermediary.
Some financial intermediaries may offer electronic delivery of the Funds’ prospectuses and annual and semi-annual reports. Please contact your financial intermediary for further details.
Financial statements of the Underlying Funds can be obtained at no charge by calling the Funds at (800) 787-7354.
Effective January 24, 2023, the SEC adopted rule and form amendments that require mutual funds to provide shareholders with streamlined annual and semi-annual shareholder reports that highlight key information. Other information, including financial statements, that currently appears in shareholder reports will be made available online, delivered free of charge to shareholders upon request, and filed with the SEC. The first tailored shareholder reports for the Funds will be for the reporting period ending October
31, 2024. Management is currently evaluating the impact of the rule and form amendments on the content of the Funds’ shareholder reports.

Russell Investment Company
LifePoints
®
Funds
Adviser and Service Providers — April 30, 2024 (Unaudited)
Adviser and Service Providers 73
Interested Trustee
Vernon Barback
Independent Trustees
Michelle L. Cahoon
Michael Day
Julie Dien Ledoux
Jeremy May
Jeannie Shanahan
Raymond P. Tennison, Jr.
Jack R. Thompson
Officers
Vernon Barback, President and Chief Executive Officer
Kari Seabrands, Treasurer, Chief Accounting Officer and
Chief Financial Officer
Cheryl Wichers, Chief Compliance Officer
Kate El-Hillow, Chief Investment Officer
Mary Beth Albaneze, Secretary and Chief Legal Officer
Adviser
Russell Investment Management, LLC
1301 Second Avenue
Seattle, WA 98101
Administrator and Transfer and Dividend
Disbursing Agent
Russell Investments Fund Services, LLC
1301 Second Avenue
Seattle, WA 98101
Custodian
State Street Bank and Trust Company
1776 Heritage Drive
North Quincy, MA 02171
Office of Shareholder Inquiries
1301 Second Avenue
Seattle, WA 98101
(800) 787-7354
Legal Counsel
Dechert LLP
One International Place, 40th Floor
100 Oliver Street
Boston, MA 02110
Distributor
Russell Investments Financial Services, LLC
1301 Second Avenue
Seattle, WA 98101
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
1420 5th Avenue, Suite 2800
Seattle, WA 98101
This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

Russell Investment Company
1301 Second Avenue
Seattle, Washington 98101
800-787-7354
Fax: 206-505-3495
https://russellinvestments.com

Item 2. Code of Ethics. [Annual Report Only]

Item 3. Audit Committee Financial Expert. [Annual Report Only]

Item 4. Principal Accountant Fees and Services. [Annual Report Only]

Item 5.  Audit Committee of Listed Registrants.  [Not Applicable]

Item 6.  [Schedules of Investments are included as part of the Report to Shareholders filed under Item 1 of this form]

Items 7-9. [Not Applicable]

Item 10.  Submission of Matters to a Vote of Security Holders
There have been no changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures
(a) Registrant's principal executive officer and principal financial officer have concluded that registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the date this report is filed with the SEC.

(b) There were no changes in registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies [Not Applicable]

Item 13.  Exhibit List
(a)

Certification for principal executive officer of registrant as required by Rule 30a-2(a) under the Act and certification for principal financial officer of registrant as required by Rule 30a-2(a) under the Act. ex99_cert
(b)

Certification for principal executive officer and principal financial officer of registrant as required by Rule 30a-2(b) under the Act
. ex99.906_cert

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Russell Investment Company

By:      /s/ Vernon Barback
            Vernon Barback
President & Chief Executive Officer (Principal Executive Officer), Russell Investment Company
Date:  June 27, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Vernon Barback
            Vernon Barback
President & Chief Executive Officer (Principal Executive Officer), Russell Investment Company
Date:  June 27, 2024

By:      /s/ Kari Seabrands
            Kari Seabrands
Treasurer, Chief Accounting Officer (Principal Accounting Officer) and Chief Financial Officer (Principal Financial Officer), Russell Investment Company
Date:  June 27, 2024